================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2012

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ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] Dimensional

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts...............................................   3
      Management's Discussion and Analysis.............................  13
      Disclosure of Fund Expenses......................................  26
      Disclosure of Portfolio Holdings.................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          Enhanced U.S. Large Company Portfolio........................  34
          U.S. Large Cap Value Portfolio...............................  38
          U.S. Targeted Value Portfolio................................  39
          U.S. Small Cap Value Portfolio...............................  42
          U.S. Core Equity 1 Portfolio.................................  45
          U.S. Core Equity 2 Portfolio.................................  48
          U.S. Vector Equity Portfolio.................................  51
          U.S. Small Cap Portfolio.....................................  54
          U.S. Micro Cap Portfolio.....................................  57
          DFA Real Estate Securities Portfolio.........................  60
          Large Cap International Portfolio............................  62
          International Core Equity Portfolio..........................  66
          International Small Company Portfolio........................  70
          Japanese Small Company Portfolio.............................  71
          Asia Pacific Small Company Portfolio.........................  71
          United Kingdom Small Company Portfolio.......................  72
          Continental Small Company Portfolio..........................  72
          DFA International Real Estate Securities Portfolio...........  73
          DFA Global Real Estate Securities Portfolio..................  77
          DFA International Small Cap Value Portfolio..................  78
          International Vector Equity Portfolio........................  82
          World ex U.S. Value Portfolio................................  87
          Selectively Hedged Global Equity Portfolio...................  88
          Emerging Markets Portfolio...................................  89
          Emerging Markets Small Cap Portfolio.........................  89
          Emerging Markets Value Portfolio.............................  90
          Emerging Markets Core Equity Portfolio.......................  91
      Statements of Assets and Liabilities.............................  96
      Statements of Operations......................................... 103
      Statements of Changes in Net Assets.............................. 110
      Financial Highlights............................................. 119
      Notes to Financial Statements.................................... 136
      Report of Independent Registered Public Accounting Firm.......... 164

Table of Contents
Continued


                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Chart.................................................... 165
    Management's Discussion and Analysis................................. 166
    Consolidated Disclosure of Fund Expenses............................. 167
    Consolidated Disclosure of Portfolio Holdings........................ 168
    Consolidated Schedule of Investments................................. 169
    Consolidated Statement of Assets and Liabilities..................... 175
    Consolidated Statement of Operations................................. 176
    Consolidated Statements of Changes in Net Assets..................... 177
    Consolidated Financial Highlights.................................... 178
    Consolidated Notes to Financial Statements........................... 179
    Report of Independent Registered Public Accounting Firm.............. 191
 Dimensional Investment Group Inc.
    Performance Charts................................................... 192
    Management's Discussion and Analysis................................. 193
    Disclosure of Fund Expenses.......................................... 197
    Disclosure of Portfolio Holdings..................................... 199
    Schedule of Investments/Summary Schedule of Portfolio Holdings.......
        DFA International Value Portfolio................................ 200
        U.S. Large Company Portfolio..................................... 201
    Statements of Assets and Liabilities................................. 204
    Statements of Operations............................................. 205
    Statements of Changes in Net Assets.................................. 206
    Financial Highlights................................................. 207
    Notes to Financial Statements........................................ 209
    Report of Independent Registered Public Accounting Firm.............. 220
 The DFA Investment Trust Company
    Performance Charts................................................... 221
    Management's Discussion and Analysis................................. 224
    Disclosure of Fund Expenses.......................................... 230
    Disclosure of Portfolio Holdings..................................... 232
    Summary Schedules of Portfolio Holdings..............................
        The U.S. Large Cap Value Series.................................. 234
        The DFA International Value Series............................... 237
        The Japanese Small Company Series................................ 241
        The Asia Pacific Small Company Series............................ 244
        The United Kingdom Small Company Series.......................... 247
        The Continental Small Company Series............................. 250
        The Canadian Small Company Series................................ 254
        The Emerging Markets Series...................................... 257
        The Emerging Markets Small Cap Series............................ 261
    Statements of Assets and Liabilities................................. 265
    Statements of Operations............................................. 267
    Statements of Changes in Net Assets.................................. 269
    Financial Highlights................................................. 272
    Notes to Financial Statements........................................ 277
    Report of Independent Registered Public Accounting Firm.............. 287

Table of Contents
Continued


                                                                           Page
                                                                           ----
Dimensional Emerging Markets Value Fund
   Performance Chart...................................................... 288
   Management's Discussion and Analysis................................... 289
   Disclosure of Fund Expenses............................................ 291
   Disclosure of Portfolio Holdings....................................... 292
   Summary Schedule of Portfolio Holdings................................. 293
   Statement of Assets and Liabilities.................................... 297
   Statement of Operations................................................ 298
   Statements of Changes in Net Assets.................................... 299
   Financial Highlights................................................... 300
   Notes to Financial Statements.......................................... 301
   Report of Independent Registered Public Accounting Firm................ 309
Fund Management                                                            310
Voting Proxies on Fund Portfolio Securities                                320
Notice to Shareholders                                                     321

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
-----------------------------------------------------------------

 Investment Abbreviations
   ADR       American Depositary Receipt
   FNMA      Federal National Mortgage Association
   GDR       Global Depositary Receipt
   P.L.C.    Public Limited Company
   REIT      Real Estate Investment Trust
   SPDR      Standard & Poor's Depository Receipts

 Investment Footnotes
   +         See Note B to Financial Statements.
   ++        Securities have generally been fair valued. See Note B to
             Financial Statements.
   **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
             Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *         Non-Income Producing Securities.
   #         Total or Partial Securities on Loan.
   ^         Denominated in local currency or the Euro, unless otherwise noted.
   @         Security purchased with cash proceeds from Securities on Loan.
   (r)       The adjustable rate shown is effective as of October 31, 2012.
   (g)       Face Amount denominated in British Pounds.
   (c)       Face Amount denominated in Canadian Dollars.
   (e)       Face Amount denominated in Euro.
   (u)       Face Amount denominated in United States Dollars.
   ^^        Security segregated as collateral for the Open Futures Contracts.
   @@        Security segregated as collateral for Swap Agreements.
   (S)       Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


   Financial Highlights
   --------------------
     (A)     Computed using average shares outstanding.
     (B)     Annualized
     (C)     Non-Annualized
     (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
     (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

   All Statements, Schedules and Notes to Financial Statements
   -----------------------------------------------------------
     --      Amounts designated as -- are either zero or rounded to zero.
     RIC     Registered Investment Company
     SEC     Securities and Exchange Commission
     (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Enhanced U.S. Large Company Portfolio vs. S&P 500(R) Index
October 31, 2002 - October 31, 2012

                                                                Enhanced U.S. Large Company
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio          S&P 500(R) Index
---------   ---------- ----------- ----------------- ---------- --------------------------- ----------------
2002-10-31  2002-11-30     5.56%          5.89%         10/2002               10000                 10000
2002-11-30  2002-12-31    -5.54%         -5.88%         11/2002         10555.55556           10588.59043
2002-12-31  2003-01-31    -2.59%         -2.62%         12/2002         9971.066175           9966.404855
2003-01-31  2003-02-28    -1.33%         -1.50%         01/2003         9713.193776           9705.285048
2003-02-28  2003-03-31     0.90%          0.97%         02/2003         9584.257576           9559.705772
2003-03-31  2003-04-30     8.33%          8.24%         03/2003         9670.791669           9652.530516
2003-04-30  2003-05-31     5.49%          5.27%         04/2003         10476.69097           10447.60945
2003-05-31  2003-06-30     1.18%          1.28%         05/2003         11052.33334             10998.094
2003-06-30  2003-07-31     1.29%          1.76%         06/2003         11182.90699            11138.8696
2003-07-31  2003-08-31     1.91%          1.95%         07/2003         11327.20256           11335.24787
2003-08-31  2003-09-30    -0.63%         -1.06%         08/2003         11543.64592            11556.2852
2003-09-30  2003-10-31     5.30%          5.66%         09/2003         11470.78819           11433.55746
2003-10-31  2003-11-30     0.84%          0.88%         10/2003         12078.32048            12080.3538
2003-11-30  2003-12-31     5.49%          5.24%         11/2003         12179.57586           12186.66091
2003-12-31  2004-01-31     1.81%          1.84%         12/2003         12848.40942           12825.72941
2004-01-31  2004-02-29     1.55%          1.39%         01/2004         13080.43487           13061.14532
2004-02-29  2004-03-31    -1.41%         -1.51%         02/2004         13283.45714           13242.68797
2004-03-31  2004-04-30    -2.22%         -1.57%         03/2004         13096.05234           13042.85581
2004-04-30  2004-05-31     1.25%          1.37%         04/2004         12805.35195           12838.08298
2004-05-31  2004-06-30     1.77%          1.94%         05/2004         12965.23716           13014.22147
2004-06-30  2004-07-31    -3.20%         -3.31%         06/2004         13194.84555           13267.21794
2004-07-31  2004-08-31     0.68%          0.40%         07/2004         12772.02729           12828.07303
2004-08-31  2004-09-30     1.00%          1.08%         08/2004         12859.50693           12879.77016
2004-09-30  2004-10-31     1.58%          1.53%         09/2004         12987.71866           13019.25807
2004-10-31  2004-11-30     3.66%          4.05%         10/2004         13192.47999           13218.19233
2004-11-30  2004-12-31     3.39%          3.40%         11/2004          13675.1317            13753.0004
2004-12-31  2005-01-31    -2.62%         -2.44%         12/2004         14138.25834             14221.015
2005-01-31  2005-02-28     1.93%          2.10%         01/2005         13768.53401           13874.37776
2005-02-28  2005-03-31    -2.00%         -1.77%         02/2005         14034.73553           14166.29467
2005-03-31  2005-04-30    -1.72%         -1.90%         03/2005         13753.74503           13915.40959
2005-04-30  2005-05-31     3.17%          3.18%         04/2005         13517.12146           13651.43427
2005-05-31  2005-06-30     0.11%          0.14%         05/2005         13946.00168           14085.82291
2005-06-30  2005-07-31     3.29%          3.72%         06/2005         13960.69676           14105.82477
2005-07-31  2005-08-31    -0.72%         -0.91%         07/2005         14420.12521           14630.56146
2005-08-31  2005-09-30     0.62%          0.81%         08/2005          14316.3833           14497.13074
2005-09-30  2005-10-31    -2.07%         -1.67%         09/2005         14405.02963           14614.55749
2005-10-31  2005-11-30     3.81%          3.78%         10/2005         14106.78885           14370.93282
2005-11-30  2005-12-31     0.01%          0.04%         11/2005         14643.62226            14914.4415
2005-12-31  2006-01-31     2.69%          2.65%         12/2005         14644.65404           14919.66156
2006-01-31  2006-02-28     0.00%          0.27%         01/2006         15038.00219           15314.73419
2006-02-28  2006-03-31     1.25%          1.25%         02/2006         15038.00218           15356.23712
2006-03-31  2006-04-30     1.20%          1.34%         03/2006         15226.27444           15547.42228
2006-04-30  2006-05-31    -2.96%         -2.88%         04/2006         15408.44323           15756.22416
2006-05-31  2006-06-30     0.10%          0.14%         05/2006         14953.02126           15302.76003
2006-06-30  2006-07-31     0.61%          0.62%         06/2006         14968.20199           15323.57178
2006-07-31  2006-08-31     2.32%          2.38%         07/2006         15059.28639           15418.11822
2006-08-31  2006-09-30     2.56%          2.58%         08/2006         15408.44323           15784.96351
2006-09-30  2006-10-31     3.17%          3.26%         09/2006         15803.14226           16191.74202
2006-10-31  2006-11-30     1.96%          1.90%         10/2006         16304.10643           16719.43089
2006-11-30  2006-12-31     1.34%          1.40%         11/2006         16622.90181           17037.43447
2006-12-31  2007-01-31     1.42%          1.51%         12/2006         16845.30813           17276.43134
2007-01-31  2007-02-28    -1.96%         -1.96%         01/2007         17084.36169           17537.70592
2007-02-28  2007-03-31     1.14%          1.12%         02/2007          16749.6867           17194.68908
2007-03-31  2007-04-30     4.33%          4.43%         03/2007         16940.92955           17387.01168
2007-04-30  2007-05-31     3.43%          3.49%         04/2007         17674.02716           18157.17406
2007-05-31  2007-06-30    -1.74%         -1.66%         05/2007         18279.62954           18790.77083
2007-06-30  2007-07-31    -3.02%         -3.10%         06/2007         17960.89145           18478.59355
2007-07-31  2007-08-31     1.37%          1.50%         07/2007         17419.03669           17905.66827
2007-08-31  2007-09-30     3.72%          3.74%         08/2007         17658.09026           18174.07549
2007-09-30  2007-10-31     1.60%          1.59%         09/2007         18314.84294           18853.78591
2007-10-31  2007-11-30    -4.21%         -4.18%         10/2007         18608.66395           19153.74965
2007-11-30  2007-12-31    -0.71%         -0.69%         11/2007         17825.14126           18352.93137
2007-12-31  2008-01-31    -6.27%         -6.00%         12/2007         17698.79021           18225.56203
2008-01-31  2008-02-29    -3.24%         -3.25%         01/2008         16589.26039           17132.02831
2008-02-29  2008-03-31    -0.45%         -0.43%         02/2008         16052.39112           16575.40871
2008-03-31  2008-04-30     4.70%          4.87%         03/2008         15980.80855           16503.80294
2008-04-30  2008-05-31     1.39%          1.30%         04/2008         16732.42553           17307.53814
2008-05-31  2008-06-30    -8.49%         -8.43%         05/2008         16965.06888           17532.53614
2008-06-30  2008-07-31    -0.82%         -0.84%         06/2008         15523.93636           16054.54334
2008-07-31  2008-08-31     1.53%          1.45%         07/2008          15397.2842           15919.52463
2008-08-31  2008-09-30    -9.21%         -8.91%         08/2008         15632.49536           16149.72096
2008-09-30  2008-10-31   -17.05%        -16.80%         09/2008         14193.16644           14710.61933
2008-10-31  2008-11-30    -6.80%         -7.18%         10/2008          11773.0496           12239.97081
2008-11-30  2008-12-31     1.17%          1.06%         11/2008         10972.40944            11361.7529
2008-12-31  2009-01-31    -8.38%         -8.43%         12/2008         11101.21756           11482.64196
2009-01-31  2009-02-28   -10.93%        -10.65%         01/2009          10171.0609           10514.81106
2009-02-28  2009-03-31     9.11%          8.76%         02/2009         9058.917062           9395.193977
2009-03-31  2009-04-30     9.86%          9.57%         03/2009         9883.748938           10218.16778
2009-04-30  2009-05-31     5.98%          5.59%         04/2009         10857.91721           11196.14862
2009-05-31  2009-06-30     0.35%          0.20%         05/2009         11507.36273           11822.34921
2009-06-30  2009-07-31     7.91%          7.56%         06/2009         11547.95307           11845.75746
2009-07-31  2009-08-31     3.91%          3.61%         07/2009         12461.23583           12741.73881
2009-08-31  2009-09-30     3.93%          3.73%         08/2009         12948.31996           13201.71558
2009-09-30  2009-10-31    -1.82%         -1.86%         09/2009         13457.21195            13694.4036
2009-10-31  2009-11-30     6.33%          6.00%         10/2009         13212.53537           13440.00171
2009-11-30  2009-12-31     1.72%          1.93%         11/2009         14048.51369           14246.13301
2009-12-31  2010-01-31    -3.44%         -3.60%         12/2009         14290.11101            14521.3683
2010-01-31  2010-02-28     3.26%          3.10%         01/2010         13798.76049           13999.03468
2010-02-28  2010-03-31     5.89%          6.03%         02/2010         14249.16513           14432.68278
2010-03-31  2010-04-30     1.63%          1.58%         03/2010          15088.5556           15303.60859
2010-04-30  2010-05-31    -7.88%         -7.99%         04/2010         15334.23086           15545.20666
2010-05-31  2010-06-30    -5.14%         -5.23%         05/2010          14126.3275           14303.92191
2010-06-30  2010-07-31     7.06%          7.01%         06/2010         13400.23286            13555.1402
2010-07-31  2010-08-31    -4.44%         -4.51%         07/2010         14345.64806           14504.85399
2010-08-31  2010-09-30     8.94%          8.92%         08/2010         13708.52042           13850.04686
2010-09-30  2010-10-31     3.86%          3.80%         09/2010          14934.7217           15086.08045
2010-10-31  2010-11-30    -0.13%          0.01%         10/2010         15511.51095           15660.09072
2010-11-30  2010-12-31     6.69%          6.68%         11/2010         15490.91134           15662.09521
2010-12-31  2011-01-31     2.50%          2.37%         12/2010          16527.6527            16708.8087
2011-01-31  2011-02-28     3.29%          3.43%         01/2011         16940.32817           17104.82417
2011-02-28  2011-03-31     0.00%          0.04%         02/2011         17497.44006           17690.81834
2011-03-31  2011-04-30     3.18%          2.96%         03/2011         17497.44006            17697.8416
2011-04-30  2011-05-31    -0.91%         -1.13%         04/2011         18054.55195           18221.96318
2011-05-31  2011-06-30    -1.73%         -1.67%         05/2011         17889.48176           18015.70878
2011-06-30  2011-07-31    -1.88%         -2.03%         06/2011         17579.97515           17715.40493
2011-07-31  2011-08-31    -5.50%         -5.43%         07/2011         17249.83478           17355.17988
2011-08-31  2011-09-30    -7.09%         -7.03%         08/2011         16300.68119           16412.42916
2011-09-30  2011-10-31    11.04%         10.93%         09/2011         15145.18987           15258.66821
2011-10-31  2011-11-30    -0.61%         -0.22%         10/2011         16816.52553           16926.33384
2011-11-30  2011-12-31     1.12%          1.02%         11/2011         16713.35666           16888.94356
2011-12-31  2012-01-31     4.69%          4.48%         12/2011         16899.76673           17061.70057
2012-01-31  2012-02-29     4.36%          4.32%         01/2012         17692.59529           17826.32068
2012-02-29  2012-03-31     3.39%          3.29%         02/2012         18464.55994           18597.14861
2012-03-31  2012-04-30    -0.55%         -0.63%         03/2012         19090.47723           19209.16218
2012-04-30  2012-05-31    -6.04%         -6.01%         04/2012         18986.15768           19088.60547
2012-05-31  2012-06-30     4.20%          4.12%         05/2012         17838.64266           17941.38029
2012-06-30  2012-07-31     1.69%          1.39%         06/2012         18587.12395           18680.60498
2012-07-31  2012-08-31     2.33%          2.25%         07/2012         18901.09564           18940.05976
2012-08-31  2012-09-30     2.57%          2.58%         08/2012           19340.656           19366.64291
2012-09-30  2012-10-31    -1.80%         -1.85%         09/2012         19837.11143           19867.11129
                                                     10/31/2012         19480.63057           19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.84%      0.92%     6.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Large Cap Value Russell 1000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     7.07%          6.30%         10/2002           10000              10000
2002-11-30  2002-12-31    -4.55%         -4.34%         11/2002     10706.99136              10630
2002-12-31  2003-01-31    -2.32%         -2.42%         12/2002     10219.55713          10168.658
2003-01-31  2003-02-28    -2.93%         -2.67%         01/2003      9982.62767        9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003     9690.414676        9657.643684
2003-03-31  2003-04-30     9.20%          8.80%         03/2003     9644.954344        9674.061679
2003-04-30  2003-05-31     6.69%          6.46%         04/2003      10531.8467        10525.37911
2003-05-31  2003-06-30     1.08%          1.25%         05/2003     11236.60937         11205.3186
2003-06-30  2003-07-31     2.52%          1.49%         06/2003     11357.48184        11345.38508
2003-07-31  2003-08-31     3.55%          1.56%         07/2003     11643.40446        11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003      12056.4038        11694.05645
2003-09-30  2003-10-31     6.69%          6.12%         09/2003     11791.54621        11579.45469
2003-10-31  2003-11-30     2.22%          1.36%         10/2003     12580.30504        12288.11732
2003-11-30  2003-12-31     6.83%          6.16%         11/2003     12859.15917        12455.23571
2003-12-31  2004-01-31     1.69%          1.76%         12/2003     13737.50291        13222.47824
2004-01-31  2004-02-29     2.58%          2.14%         01/2004     13969.66351        13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004     14329.91271          13743.135
2004-03-31  2004-04-30    -1.69%         -2.44%         03/2004     14272.21005        13622.19541
2004-04-30  2004-05-31     0.57%          1.02%         04/2004     14031.66718        13289.81384
2004-05-31  2004-06-30     2.99%          2.36%         05/2004     14111.84814        13425.36995
2004-06-30  2004-07-31    -3.27%         -1.41%         06/2004     14533.14249        13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004     14058.62373        13548.44353
2004-08-31  2004-09-30     3.08%          1.55%         08/2004     14058.62373        13740.83143
2004-09-30  2004-10-31     1.17%          1.66%         09/2004      14492.0427        13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004      14661.3988        14185.44764
2004-11-30  2004-12-31     3.99%          3.35%         11/2004     15621.08332        14903.23129
2004-12-31  2005-01-31    -2.49%         -1.78%         12/2004     16243.91321        15402.48954
2005-01-31  2005-02-28     3.02%          3.31%         01/2005     15838.82809        15128.32522
2005-02-28  2005-03-31    -0.26%         -1.37%         02/2005     16316.82853        15629.07279
2005-03-31  2005-04-30    -3.44%         -1.79%         03/2005     16274.12272        15414.95449
2005-04-30  2005-05-31     4.28%          2.41%         04/2005     15714.34482         15139.0268
2005-05-31  2005-06-30     2.03%          1.09%         05/2005     16387.70085        15503.59603
2005-06-30  2005-07-31     4.96%          2.89%         06/2005     16720.98419        15673.12716
2005-07-31  2005-08-31    -0.83%         -0.43%         07/2005     17550.52718        16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005     17404.13724        16056.50454
2005-09-30  2005-10-31    -2.68%         -2.54%         09/2005     17672.85892        16281.94488
2005-10-31  2005-11-30     3.98%          3.27%         10/2005     17199.84285         15868.4229
2005-11-30  2005-12-31     0.13%          0.60%         11/2005      17884.9006        16387.32032
2005-12-31  2006-01-31     4.74%          3.88%         12/2005     17907.42447         16485.2089
2006-01-31  2006-02-28    -0.35%          0.61%         01/2006     18755.45422        17125.34866
2006-02-28  2006-03-31     1.76%          1.35%         02/2006     18689.58784        17229.93488
2006-03-31  2006-04-30     2.82%          2.54%         03/2006     19018.12323        17463.32185
2006-04-30  2006-05-31    -1.86%         -2.53%         04/2006     19554.19348        17907.16926
2006-05-31  2006-06-30     0.87%          0.64%         05/2006     19191.31515          17454.821
2006-06-30  2006-07-31    -1.45%          2.43%         06/2006     19357.84876        17566.36245
2006-07-31  2006-08-31     1.61%          1.67%         07/2006     19076.34026        17993.46576
2006-08-31  2006-09-30     2.76%          1.99%         08/2006     19382.68774        18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006     19918.56564        18659.10808
2006-10-31  2006-11-30     1.89%          2.28%         10/2006     20707.66645        19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006     21098.06369        19709.86384
2006-12-31  2007-01-31     2.89%          1.28%         12/2006     21521.94168        20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007      22144.1602        20410.05615
2007-02-28  2007-03-31     0.66%          1.55%         02/2007     21811.74208        20091.86703
2007-03-31  2007-04-30     4.24%          3.70%         03/2007     21954.65413        20402.49503
2007-04-30  2007-05-31     4.10%          3.61%         04/2007     22885.44265        21156.42585
2007-05-31  2007-06-30    -1.62%         -2.34%         05/2007     23824.77052        21919.52162
2007-06-30  2007-07-31    -6.21%         -4.62%         06/2007     23437.69887        21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     21981.94117        20417.39084
2007-08-31  2007-09-30     2.58%          3.43%         08/2007     21562.34043        20646.17729
2007-09-30  2007-10-31     0.54%          0.01%         09/2007     22119.60769        21355.32822
2007-10-31  2007-11-30    -5.60%         -4.89%         10/2007     22239.86963        21357.68501
2007-11-30  2007-12-31    -0.32%         -0.97%         11/2007     20994.29949        20313.84869
2007-12-31  2008-01-31    -3.84%         -4.01%         12/2007     20926.88549        20117.41337
2008-01-31  2008-02-29    -3.09%         -4.19%         01/2008     20124.08686        19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008     19501.69242        18502.53608
2008-03-31  2008-04-30     6.27%          4.87%         03/2008     19319.49295        18363.76706
2008-04-30  2008-05-31     2.38%         -0.16%         04/2008     20531.48361        19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008     21019.89776        19228.35404
2008-06-30  2008-07-31    -1.12%         -0.36%         06/2008     18716.30586        17387.78848
2008-07-31  2008-08-31     1.96%          1.70%         07/2008     18507.43878        17325.02215
2008-08-31  2008-09-30    -9.00%         -7.35%         08/2008     18870.68586        17619.54753
2008-09-30  2008-10-31   -22.53%        -17.31%         09/2008     17173.23447        16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008     13304.23797        13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008     11999.36415        12530.95655
2008-12-31  2009-01-31   -11.86%        -11.50%         12/2008      12388.7549        12704.88624
2009-01-31  2009-02-28   -14.04%        -13.36%         01/2009     10919.84213        11243.95781
2009-02-28  2009-03-31     9.83%          8.55%         02/2009     9386.260241         9741.64674
2009-03-31  2009-04-30    16.18%         10.72%         03/2009     10309.13738        10574.58917
2009-04-30  2009-05-31     7.67%          6.18%         04/2009     11977.34324         11708.0967
2009-05-31  2009-06-30    -1.21%         -0.74%         05/2009     12895.79366        12432.07598
2009-06-30  2009-07-31     9.43%          8.19%         06/2009      12739.6731        12340.27168
2009-07-31  2009-08-31     6.80%          5.23%         07/2009     13940.46703         13350.3397
2009-08-31  2009-09-30     4.35%          3.86%         08/2009     14887.96849        14048.63557
2009-09-30  2009-10-31    -4.30%         -3.06%         09/2009      15536.2026        14591.41079
2009-10-31  2009-11-30     5.63%          5.64%         10/2009     14868.48445        14144.84834
2009-11-30  2009-12-31     2.70%          1.77%         11/2009     15705.48326        14942.09201
2009-12-31  2010-01-31    -2.34%         -2.81%         12/2009     16128.84193        15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010     15750.67447        14778.85081
2010-02-28  2010-03-31     7.80%          6.51%         02/2010     16431.37589        15245.34914
2010-03-31  2010-04-30     3.16%          2.59%         03/2010     17712.94768        16237.82243
2010-04-30  2010-05-31    -8.56%         -8.22%         04/2010     18272.10441        16657.98918
2010-05-31  2010-06-30    -7.56%         -5.63%         05/2010     16708.36103        15288.76974
2010-06-30  2010-07-31     7.82%          6.77%         06/2010     15444.85324        14428.09848
2010-07-31  2010-08-31    -6.11%         -4.28%         07/2010      16652.6712        15404.85527
2010-08-31  2010-09-30     9.80%          7.76%         08/2010     15635.06079        14745.68693
2010-09-30  2010-10-31     3.68%          3.00%         09/2010     17167.15394        15889.70571
2010-10-31  2010-11-30    -0.75%         -0.53%         10/2010     17799.42635        16366.49323
2010-11-30  2010-12-31     9.72%          7.89%         11/2010     17665.30796        16279.88285
2010-12-31  2011-01-31     3.23%          2.26%         12/2010     19382.58005        17564.43559
2011-01-31  2011-02-28     5.39%          3.69%         01/2011     20008.75684        17961.76269
2011-02-28  2011-03-31     0.45%          0.40%         02/2011     21087.70762        18624.27943
2011-03-31  2011-04-30     2.51%          2.66%         03/2011     21183.60229        18698.25097
2011-04-30  2011-05-31    -1.42%         -1.06%         04/2011     21714.88279        19196.15319
2011-05-31  2011-06-30    -1.82%         -2.05%         05/2011     21405.77413         18993.3429
2011-06-30  2011-07-31    -4.57%         -3.32%         06/2011     21016.50944         18603.9051
2011-07-31  2011-08-31    -8.46%         -6.24%         07/2011     20056.80721        17986.83479
2011-08-31  2011-09-30   -10.10%         -7.56%         08/2011     18360.36387         16864.3465
2011-09-30  2011-10-31    13.81%         11.45%         09/2011     16505.29642        15589.84878
2011-10-31  2011-11-30    -0.83%         -0.52%         10/2011     18783.90372        17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18628.10151        17284.71058
2011-12-31  2012-01-31     4.96%          3.78%         12/2011     18774.55685        17633.02386
2012-01-31  2012-02-29     5.77%          3.99%         01/2012     19706.41835         18300.0833
2012-02-29  2012-03-31     1.83%          2.96%         02/2012     20844.27028        19029.58134
2012-03-31  2012-04-30    -2.09%         -1.02%         03/2012     21226.09035        19593.70131
2012-04-30  2012-05-31    -7.10%         -5.86%         04/2012     20783.26509        19393.89913
2012-05-31  2012-06-30     5.37%          4.96%         05/2012     19307.18093        18256.62174
2012-06-30  2012-07-31     0.97%          1.03%         06/2012     20343.19332        19163.05372
2012-07-31  2012-08-31     3.95%          2.17%         07/2012      20540.9881        19361.37516
2012-08-31  2012-09-30     3.65%          3.17%         08/2012      21351.9467        19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012      22131.2698        20409.66857
                                                     10/31/2012     22190.86927        20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         18.14%     -0.04%     8.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Class R1 vs. Russell 2000(R) Value Index January 31, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R1   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-01-31  2008-02-29    -2.50%         -3.97%         01/2008           10000              10000
2008-02-29  2008-03-31     0.73%          1.51%         02/2008            9750        9602.571031
2008-03-31  2008-04-30     3.37%          3.16%         03/2008     9820.726192        9747.569854
2008-04-30  2008-05-31     4.55%          3.42%         04/2008      10151.7619         10055.9908
2008-05-31  2008-06-30   -10.13%         -9.60%         05/2008     10613.20563        10399.79789
2008-06-30  2008-07-31     2.64%          5.13%         06/2008     9538.430516        9401.934888
2008-07-31  2008-08-31     4.52%          4.75%         07/2008     9789.971405        9883.909387
2008-08-31  2008-09-30    -6.43%         -4.69%         08/2008     10232.68337        10353.39508
2008-09-30  2008-10-31   -21.62%        -19.98%         09/2008      9575.00573        9868.077303
2008-10-31  2008-11-30   -13.06%        -11.58%         10/2008     7504.461241         7896.66496
2008-11-30  2008-12-31     6.45%          6.15%         11/2008     6524.740191        6982.159135
2008-12-31  2009-01-31   -13.64%        -14.28%         12/2008     6945.839625         7411.67591
2009-01-31  2009-02-28   -13.24%        -13.89%         01/2009     5998.679676        6352.926629
2009-02-28  2009-03-31    11.01%          8.88%         02/2009     5204.287461        5470.501141
2009-03-31  2009-04-30    19.47%         15.87%         03/2009     5777.123849        5956.201668
2009-04-30  2009-05-31     3.41%          2.16%         04/2009     6901.873626        6901.297903
2009-05-31  2009-06-30    -0.42%         -0.32%         05/2009      7137.04858        7050.523798
2009-06-30  2009-07-31    11.98%         11.56%         06/2009     7107.366548        7028.295918
2009-07-31  2009-08-31     5.28%          4.73%         07/2009     7958.609583        7841.058619
2009-08-31  2009-09-30     5.55%          5.02%         08/2009      8379.10313        8212.179117
2009-09-30  2009-10-31    -7.21%         -6.64%         09/2009     8844.374408        8624.054843
2009-10-31  2009-11-30     3.38%          3.18%         10/2009     8206.756719        8051.355715
2009-11-30  2009-12-31     7.84%          7.57%         11/2009      8484.42894        8307.570836
2009-12-31  2010-01-31    -2.26%         -2.93%         12/2009     9149.548219        8936.791269
2010-01-31  2010-02-28     5.66%          4.64%         01/2010     8943.012141        8674.853247
2010-02-28  2010-03-31     8.25%          8.32%         02/2010     9449.025533        9077.096128
2010-03-31  2010-04-30     7.27%          7.00%         03/2010     10228.79484        9832.097741
2010-04-30  2010-05-31    -9.04%         -8.45%         04/2010     10972.70719        10520.04073
2010-05-31  2010-06-30    -9.52%         -8.73%         05/2010     9980.824059        9631.116786
2010-06-30  2010-07-31     7.79%          7.14%         06/2010     9031.072995        8790.367634
2010-07-31  2010-08-31    -8.08%         -7.52%         07/2010     9734.524268        9417.841262
2010-08-31  2010-09-30    12.24%         10.74%         08/2010     8948.314022        8709.679853
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10043.54719        9644.828043
2010-10-31  2010-11-30     4.06%          2.54%         10/2010     10417.06754        10018.50095
2010-11-30  2010-12-31     8.91%          8.31%         11/2010     10839.56946        10273.12347
2010-12-31  2011-01-31     0.66%          0.05%         12/2010     11804.95838        11126.65959
2011-01-31  2011-02-28     5.62%          5.08%         01/2011      11883.0429        11132.73049
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     12550.31054        11698.01033
2011-03-31  2011-04-30     1.61%          1.62%         03/2011     12791.66266        11860.56861
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     12997.52183        12053.28086
2011-05-31  2011-06-30    -2.21%         -2.46%         05/2011     12678.08519        11837.36467
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011     12397.48354        11546.29335
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011     11964.10446         11164.4843
2011-08-31  2011-09-30   -12.44%        -10.92%         08/2011     10763.43127        10178.34832
2011-09-30  2011-10-31    15.71%         14.41%         09/2011     9424.709734        9066.772018
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     10905.32879        10373.32073
2011-11-30  2011-12-31     0.99%          1.57%         11/2011     10940.92059        10352.59093
2011-12-31  2012-01-31     6.06%          6.65%         12/2011     11048.94425        10514.61803
2012-01-31  2012-02-29     3.63%          1.49%         01/2012     11718.79549        11213.54097
2012-02-29  2012-03-31     1.86%          3.10%         02/2012     12143.75489        11380.36042
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12369.25099        11733.31802
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012     12167.53926        11563.54379
2012-05-31  2012-06-30     4.04%          4.82%         05/2012     11259.83651        10856.92501
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     11714.92916        11380.37242
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     11657.11335        11264.07637
2012-08-31  2012-09-30     3.16%          3.56%         08/2012     12191.90962        11611.57034
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     12577.07883        12025.24213
                                                     10/31/2012     12504.71359        11874.43621

                            One Year From 01/31/2008
                            -------- ---------------
                            14.67%        4.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Targeted Value Portfolio - Class R2 vs. Russell 2000(R) Value Index June 30, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R2   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           10000              10000
2008-07-31  2008-08-31     4.48%          4.75%         07/2008           10260        10512.63331
2008-08-31  2008-09-30    -6.36%         -4.69%         08/2008     10719.99999        11011.98339
2008-09-30  2008-10-31   -21.70%        -19.98%         09/2008     10038.27751        10495.79413
2008-10-31  2008-11-30   -13.03%        -11.58%         10/2008     7859.971286        8398.978566
2008-11-30  2008-12-31     6.40%          6.15%         11/2008     6836.066981        7426.300244
2008-12-31  2009-01-31   -13.77%        -14.28%         12/2008     7273.610771        7883.138948
2009-01-31  2009-02-28   -13.23%        -13.89%         01/2009       6272.0983         6757.04172
2009-02-28  2009-03-31    10.95%          8.88%         02/2009     5442.562718        5818.484393
2009-03-31  2009-04-30    19.50%         15.87%         03/2009     6038.299653        6335.080746
2009-04-30  2009-05-31     3.38%          2.16%         04/2009     7215.514375        7340.295359
2009-05-31  2009-06-30    -0.31%         -0.32%         05/2009     7459.076042        7499.013641
2009-06-30  2009-07-31    11.90%         11.56%         06/2009     7435.892168        7475.371827
2009-07-31  2009-08-31     5.38%          4.73%         07/2009     8320.875234        8339.835058
2009-08-31  2009-09-30     5.47%          5.02%         08/2009     8768.452873        8734.562848
2009-09-30  2009-10-31    -7.17%         -6.64%         09/2009     9248.194818        9172.638341
2009-10-31  2009-11-30     3.33%          3.18%         10/2009     8585.424517        8563.509331
2009-11-30  2009-12-31     7.86%          7.57%         11/2009      8870.92557        8836.022516
2009-12-31  2010-01-31    -2.35%         -2.93%         12/2009     9567.974328        9505.268198
2010-01-31  2010-02-28     5.59%          4.64%         01/2010     9342.845518        9226.668075
2010-02-28  2010-03-31     8.32%          8.32%         02/2010     9864.735025        9654.497969
2010-03-31  2010-04-30     7.18%          7.00%         03/2010      10685.4698        10457.52588
2010-04-30  2010-05-31    -9.03%         -8.45%         04/2010     11453.10412        11189.22951
2010-05-31  2010-06-30    -9.46%         -8.73%         05/2010     10419.35657        10243.76035
2010-06-30  2010-07-31     7.71%          7.14%         06/2010     9433.569278         9349.53043
2010-07-31  2010-08-31    -8.06%         -7.52%         07/2010     10160.80426        10016.91819
2010-08-31  2010-09-30    12.23%         10.74%         08/2010     9341.384561        9263.710031
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10483.98851         10258.3438
2010-10-31  2010-11-30     3.97%          2.54%         10/2010     10874.18592        10655.78635
2010-11-30  2010-12-31     8.86%          8.31%         11/2010     11306.02525        10926.60564
2010-12-31  2011-01-31     0.72%          0.05%         12/2010     12307.63829        11834.43591
2011-01-31  2011-02-28     5.55%          5.08%         01/2011     12396.44867        11840.89298
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     13084.72911        12442.13076
2011-03-31  2011-04-30     1.55%          1.62%         03/2011     13336.35851        12615.02952
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     13543.58273        12820.00035
2011-05-31  2011-06-30    -2.16%         -2.46%         05/2011     13210.54381        12590.34956
2011-06-30  2011-07-31    -3.56%         -3.31%         06/2011     12925.76923        12280.76294
2011-07-31  2011-08-31   -10.05%         -8.83%         07/2011      12466.2522        11874.66668
2011-08-31  2011-09-30   -12.43%        -10.92%         08/2011     11213.69773        10825.80176
2011-09-30  2011-10-31    15.72%         14.41%         09/2011     9819.780248        9643.517134
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     11363.63081        11033.17652
2011-11-30  2011-12-31     0.96%          1.57%         11/2011     11400.74261        11011.12808
2011-12-31  2012-01-31     6.07%          6.65%         12/2011     11510.29933        11183.46186
2012-01-31  2012-02-29     3.57%          1.49%         01/2012     12208.57581        11926.84389
2012-02-29  2012-03-31     1.84%          3.10%         02/2012     12644.06006        12104.27487
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12876.81889         12479.6844
2012-04-30  2012-05-31    -7.47%         -6.11%         04/2012     12666.58511        12299.11069
2012-05-31  2012-06-30     4.00%          4.82%         05/2012     11720.53311        11547.54329
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     12189.39596        12104.28764
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     12129.16423        11980.59389
2012-08-31  2012-09-30     3.12%          3.56%         08/2012     12686.30771        12350.19225
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     13082.30363        12790.17806
                                                     10/31/2012     13006.94474        12629.77924

                           One Year  From 06/30/2008
                           --------  ---------------
                            14.46%        6.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Institutional Class vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                      U.S. Targeted Value       Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Institutional Class   Value Index
---------   ---------- ----------- ----------------- ---------- ------------------------------- ---------------
2002-10-31  2002-11-30    11.00%          7.98%         10/2002                 10000                   10000
2002-11-30  2002-12-31    -5.37%         -4.27%         11/2002           11100.17889                   10798
2002-12-31  2003-01-31    -4.64%         -2.82%         12/2002           10504.42099              10336.9254
2003-01-31  2003-02-28    -4.26%         -3.36%         01/2003           10017.25944              10045.4241
2003-02-28  2003-03-31    -0.32%          1.07%         02/2003           9590.993082             9707.897854
2003-03-31  2003-04-30    11.89%          9.50%         03/2003           9560.545485             9811.772361
2003-04-30  2003-05-31    11.39%         10.21%         04/2003           10697.25578             10743.89074
2003-05-31  2003-06-30     1.62%          1.69%         05/2003           11915.15966             11840.84198
2003-06-30  2003-07-31     5.78%          4.99%         06/2003           12107.99444             12040.95221
2003-07-31  2003-08-31     6.50%          3.80%         07/2003           12808.28918             12641.79572
2003-08-31  2003-09-30    -1.34%         -1.15%         08/2003            13640.5235             13122.18396
2003-09-30  2003-10-31     9.65%          8.15%         09/2003           13457.83792             12971.27885
2003-10-31  2003-11-30     4.13%          3.84%         10/2003            14756.9354             14028.43807
2003-11-30  2003-12-31     5.32%          3.62%         11/2003           15365.88734             14567.13009
2003-12-31  2004-01-31     4.59%          3.46%         12/2003           16183.87646              15094.4602
2004-01-31  2004-02-29     1.55%          1.94%         01/2004           16926.78039             15616.72853
2004-02-29  2004-03-31     0.86%          1.38%         02/2004           17189.65409             15919.69306
2004-03-31  2004-04-30    -3.36%         -5.17%         03/2004           17338.23488             16139.38482
2004-04-30  2004-05-31     1.50%          1.21%         04/2004           16755.34102             15304.97863
2004-05-31  2004-06-30     5.68%          5.08%         05/2004           17006.78543             15490.16887
2004-06-30  2004-07-31    -4.84%         -4.60%         06/2004           17973.14744             16277.06945
2004-07-31  2004-08-31    -0.67%          0.98%         07/2004           17103.66354             15528.32425
2004-08-31  2004-09-30     4.54%          3.96%         08/2004           16989.25777             15680.50183
2004-09-30  2004-10-31     0.90%          1.55%         09/2004           17760.82034              16301.4497
2004-10-31  2004-11-30     9.20%          8.87%         10/2004           17921.13722             16554.12217
2004-11-30  2004-12-31     3.11%          2.39%         11/2004           19570.11087             18022.47281
2004-12-31  2005-01-31    -3.18%         -3.87%         12/2004           20178.14283             18453.20991
2005-01-31  2005-02-28     2.77%          1.99%         01/2005            19535.7675             17739.07069
2005-02-28  2005-03-31    -0.94%         -2.06%         02/2005           20077.37808             18092.07819
2005-03-31  2005-04-30    -6.78%         -5.16%         03/2005           19888.44416             17719.38138
2005-04-30  2005-05-31     6.66%          6.10%         04/2005           18540.71552              16805.0613
2005-05-31  2005-06-30     3.93%          4.42%         05/2005           19775.08381             17830.02508
2005-06-30  2005-07-31     6.13%          5.69%         06/2005           20551.84516             18618.48383
2005-07-31  2005-08-31    -1.56%         -2.30%         07/2005            21811.9215             19677.88612
2005-08-31  2005-09-30     0.35%         -0.17%         08/2005           21471.70089             19226.10977
2005-09-30  2005-10-31    -2.65%         -2.51%         09/2005           21546.90685             19194.32037
2005-10-31  2005-11-30     4.65%          4.06%         10/2005           20976.88287             18712.22181
2005-11-30  2005-12-31     0.42%         -0.77%         11/2005           21952.25726             19471.29574
2005-12-31  2006-01-31     8.03%          8.27%         12/2005           22044.73668             19321.80403
2006-01-31  2006-02-28    -1.05%         -0.01%         01/2006           23814.44689             20919.58842
2006-02-28  2006-03-31     4.14%          4.84%         02/2006           23563.62183             20918.16198
2006-03-31  2006-04-30     1.31%          0.27%         03/2006           24539.76853             21931.34736
2006-04-30  2006-05-31    -3.48%         -4.14%         04/2006           24860.45869             21989.99474
2006-05-31  2006-06-30     0.56%          1.23%         05/2006           23995.98957             21079.39132
2006-06-30  2006-07-31    -3.07%         -1.39%         06/2006           24131.55435              21338.3527
2006-07-31  2006-08-31     2.27%          2.99%         07/2006           23390.12109             21042.42594
2006-08-31  2006-09-30     1.02%          0.98%         08/2006           23921.71475             21671.36709
2006-09-30  2006-10-31     4.94%          5.09%         09/2006           24165.17839             21882.92966
2006-10-31  2006-11-30     3.43%          2.85%         10/2006           25358.00079             22996.68723
2006-11-30  2006-12-31     0.61%          0.87%         11/2006           26228.05948             23652.41933
2006-12-31  2007-01-31     2.09%          1.50%         12/2006           26387.62981             23858.48812
2007-01-31  2007-02-28    -0.51%         -1.23%         01/2007           26938.32816             24215.87612
2007-02-28  2007-03-31     0.77%          1.21%         02/2007           26800.65357             23918.47933
2007-03-31  2007-04-30     2.04%          1.04%         03/2007           27006.00626             24207.13595
2007-04-30  2007-05-31     4.33%          3.67%         04/2007           27557.14924             24458.33044
2007-05-31  2007-06-30    -1.32%         -2.33%         05/2007           28751.29237             25355.10988
2007-06-30  2007-07-31    -7.25%         -8.51%         06/2007           28371.44268             24764.12514
2007-07-31  2007-08-31    -0.29%          2.00%         07/2007           26315.31866              22656.3737
2007-08-31  2007-09-30     0.30%          0.45%         08/2007           26238.59761             23110.31558
2007-09-30  2007-10-31     0.23%          1.09%         09/2007           26317.66852             23214.66438
2007-10-31  2007-11-30    -7.13%         -7.49%         10/2007           26379.33851             23467.49264
2007-11-30  2007-12-31    -1.11%         -0.85%         11/2007           24498.40379             21709.31839
2007-12-31  2008-01-31    -4.78%         -4.10%         12/2007           24226.11234             21525.78068
2008-01-31  2008-02-29    -2.54%         -3.97%         01/2008           23067.95504             20642.44184
2008-02-29  2008-03-31     0.85%          1.51%         02/2008            22480.9438              19822.0514
2008-03-31  2008-04-30     3.30%          3.16%         03/2008           22672.51011             20121.36438
2008-04-30  2008-05-31     4.62%          3.42%         04/2008           23419.78078             20758.02052
2008-05-31  2008-06-30   -10.11%         -9.60%         05/2008           24500.93834             21467.72232
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           22022.80939             19407.88941
2008-07-31  2008-08-31     4.51%          4.75%         07/2008           22596.48605             20402.80247
2008-08-31  2008-09-30    -6.33%         -4.69%         08/2008           23616.35566             21371.93559
2008-09-30  2008-10-31   -21.68%        -19.98%         09/2008              22121.79             20370.12118
2008-10-31  2008-11-30   -13.01%        -11.58%         10/2008            17326.6043             16300.64472
2008-11-30  2008-12-31     6.43%          6.15%         11/2008           15072.86703             14412.88139
2008-12-31  2009-01-31   -13.74%        -14.28%         12/2008           16042.12815             15299.50889
2009-01-31  2009-02-28   -13.14%        -13.89%         01/2009           13837.74344             13113.99185
2009-02-28  2009-03-31    10.91%          8.88%         02/2009           12019.52831             11292.45016
2009-03-31  2009-04-30    19.49%         15.87%         03/2009           13330.59891             12295.05465
2009-04-30  2009-05-31     3.44%          2.16%         04/2009           15928.93599             14245.96406
2009-05-31  2009-06-30    -0.34%         -0.32%         05/2009           16477.65313             14554.00274
2009-06-30  2009-07-31    11.92%         11.56%         06/2009           16420.84902             14508.11897
2009-07-31  2009-08-31     5.37%          4.73%         07/2009           18378.40836             16185.85965
2009-08-31  2009-09-30     5.56%          5.02%         08/2009           19365.27712             16951.94298
2009-09-30  2009-10-31    -7.22%         -6.64%         09/2009           20442.31444             17802.15505
2009-10-31  2009-11-30     3.33%          3.18%         10/2009           18967.09587             16619.96421
2009-11-30  2009-12-31     7.94%          7.57%         11/2009            19599.3324             17148.85478
2009-12-31  2010-01-31    -2.31%         -2.93%         12/2009           21155.49955              18447.7194
2010-01-31  2010-02-28     5.59%          4.64%         01/2010           20667.67097             17907.01536
2010-02-28  2010-03-31     8.32%          8.32%         02/2010           21822.19862             18737.34289
2010-03-31  2010-04-30     7.23%          7.00%         03/2010           23638.76256             20295.85058
2010-04-30  2010-05-31    -8.99%         -8.45%         04/2010           25347.00073             21715.93289
2010-05-31  2010-06-30    -9.50%         -8.73%         05/2010           23069.34984             19880.97681
2010-06-30  2010-07-31     7.80%          7.14%         06/2010           20877.50389             18145.46526
2010-07-31  2010-08-31    -8.10%         -7.52%         07/2010           22506.01433             19440.72405
2010-08-31  2010-09-30    12.30%         10.74%         08/2010           20682.08263             17978.90598
2010-09-30  2010-10-31     3.72%          3.87%         09/2010           23225.70145             19909.28019
2010-10-31  2010-11-30     4.00%          2.54%         10/2010           24090.74866             20680.63231
2010-11-30  2010-12-31     8.94%          8.31%         11/2010           25053.72574             21206.23538
2010-12-31  2011-01-31     0.66%          0.05%         12/2010           27293.41149             22968.14234
2011-01-31  2011-02-28     5.68%          5.08%         01/2011           27473.94518             22980.67416
2011-02-28  2011-03-31     1.92%          1.39%         02/2011           29033.09977             24147.54979
2011-03-31  2011-04-30     1.55%          1.62%         03/2011             29591.113             24483.10978
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011            30050.6533             24880.91491
2011-05-31  2011-06-30    -2.15%         -2.46%         05/2011           29312.10639             24435.21118
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011           28682.31347              23834.3689
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011           27679.66526             23046.22178
2011-08-31  2011-09-30   -12.41%        -10.92%         08/2011           24901.83662             21010.59633
2011-09-30  2011-10-31    15.71%         14.41%         09/2011           21810.65748             18716.03141
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011           25237.10519             21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011           25319.47172             21370.27561
2011-12-31  2012-01-31     6.06%          6.65%         12/2011           25576.30361             21704.73911
2012-01-31  2012-02-29     3.63%          1.49%         01/2012           27126.88785             23147.48672
2012-02-29  2012-03-31     1.88%          3.10%         02/2012           28110.59184             23491.84281
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012           28639.40983             24220.43348
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012           28172.37228             23869.97801
2012-05-31  2012-06-30     4.07%          4.82%         05/2012            26070.7033             22411.34432
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012           27131.31369             23491.86759
2012-07-31  2012-08-31     4.59%          3.08%         07/2012           26997.41454             23251.80414
2012-08-31  2012-09-30     3.18%          3.56%         08/2012           28235.98161             23969.11654
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012           29134.70172             24823.03614
                                                     10/31/2012           28967.06823             24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.78%      1.89%     11.22%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Small Cap Value Portfolio vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap Value Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     8.52%          7.98%         10/2002           10000              10000
2002-11-30  2002-12-31    -3.58%         -4.27%         11/2002     10852.23789              10798
2002-12-31  2003-01-31    -3.45%         -2.82%         12/2002     10463.93353         10336.9254
2003-01-31  2003-02-28    -4.11%         -3.36%         01/2003     10103.10824         10045.4241
2003-02-28  2003-03-31    -0.21%          1.07%         02/2003     9687.818748        9707.897854
2003-03-31  2003-04-30    10.56%          9.50%         03/2003     9667.394677        9811.772361
2003-04-30  2003-05-31    11.72%         10.21%         04/2003     10688.59834        10743.89074
2003-05-31  2003-06-30     3.65%          1.69%         05/2003     11941.27483        11840.84198
2003-06-30  2003-07-31     7.04%          4.99%         06/2003     12376.98839        12040.95221
2003-07-31  2003-08-31     5.14%          3.80%         07/2003     13248.41552        12641.79572
2003-08-31  2003-09-30    -0.78%         -1.15%         08/2003     13929.21796        13122.18396
2003-09-30  2003-10-31    10.00%          8.15%         09/2003     13820.28957        12971.27885
2003-10-31  2003-11-30     4.16%          3.84%         10/2003     15202.31852        14028.43807
2003-11-30  2003-12-31     5.33%          3.62%         11/2003     15835.46479        14567.13009
2003-12-31  2004-01-31     4.89%          3.46%         12/2003     16679.86888         15094.4602
2004-01-31  2004-02-29     1.41%          1.94%         01/2004     17495.29678        15616.72853
2004-02-29  2004-03-31     0.94%          1.38%         02/2004     17742.83739        15919.69306
2004-03-31  2004-04-30    -3.17%         -5.17%         03/2004     17910.29134        16139.38482
2004-04-30  2004-05-31     0.38%          1.21%         04/2004     17342.40406        15304.97863
2004-05-31  2004-06-30     6.69%          5.08%         05/2004     17407.92951        15490.16887
2004-06-30  2004-07-31    -5.33%         -4.60%         06/2004     18573.13606        16277.06945
2004-07-31  2004-08-31    -1.49%          0.98%         07/2004     17582.56881        15528.32425
2004-08-31  2004-09-30     4.93%          3.96%         08/2004     17320.35983        15680.50183
2004-09-30  2004-10-31     0.96%          1.55%         09/2004     18174.04026         16301.4497
2004-10-31  2004-11-30    10.00%          8.87%         10/2004     18348.86069        16554.12217
2004-11-30  2004-12-31     3.62%          2.39%         11/2004     20184.47517        18022.47281
2004-12-31  2005-01-31    -3.57%         -3.87%         12/2004     20914.95501        18453.20991
2005-01-31  2005-02-28     2.70%          1.99%         01/2005     20167.99233        17739.07069
2005-02-28  2005-03-31    -1.95%         -2.06%         02/2005     20712.65262        18092.07819
2005-03-31  2005-04-30    -7.28%         -5.16%         03/2005      20308.5008        17719.38138
2005-04-30  2005-05-31     6.65%          6.10%         04/2005     18830.10419         16805.0613
2005-05-31  2005-06-30     4.17%          4.42%         05/2005     20082.85079        17830.02508
2005-06-30  2005-07-31     7.11%          5.69%         06/2005     20920.89506        18618.48383
2005-07-31  2005-08-31    -1.67%         -2.30%         07/2005     22409.12261        19677.88612
2005-08-31  2005-09-30     0.80%         -0.17%         08/2005     22035.11778        19226.10977
2005-09-30  2005-10-31    -2.92%         -2.51%         09/2005     22210.51079        19194.32037
2005-10-31  2005-11-30     4.21%          4.06%         10/2005     21561.62927        18712.22181
2005-11-30  2005-12-31     0.34%         -0.77%         11/2005     22468.49983        19471.29574
2005-12-31  2006-01-31     8.82%          8.27%         12/2005     22543.91832        19321.80403
2006-01-31  2006-02-28    -0.35%         -0.01%         01/2006     24533.08758        20919.58842
2006-02-28  2006-03-31     6.09%          4.84%         02/2006     24448.08035        20918.16198
2006-03-31  2006-04-30     0.98%          0.27%         03/2006     25938.03182        21931.34736
2006-04-30  2006-05-31    -4.39%         -4.14%         04/2006     26193.41119        21989.99474
2006-05-31  2006-06-30     0.05%          1.23%         05/2006       25044.204        21079.39132
2006-06-30  2006-07-31    -3.75%         -1.39%         06/2006     25056.35087         21338.3527
2006-07-31  2006-08-31     1.95%          2.99%         07/2006     24117.91076        21042.42594
2006-08-31  2006-09-30     1.19%          0.98%         08/2006     24587.13081        21671.36709
2006-09-30  2006-10-31     5.43%          5.09%         09/2006     24880.34911        21882.92966
2006-10-31  2006-11-30     3.03%          2.85%         10/2006        26232.17        22996.68723
2006-11-30  2006-12-31     1.38%          0.87%         11/2006     27027.86204        23652.41933
2006-12-31  2007-01-31     2.20%          1.50%         12/2006     27402.11065        23858.48812
2007-01-31  2007-02-28    -0.23%         -1.23%         01/2007      28005.0684        24215.87612
2007-02-28  2007-03-31     1.09%          1.21%         02/2007     27940.13449        23918.47933
2007-03-31  2007-04-30     1.81%          1.04%         03/2007      28243.8074        24207.13595
2007-04-30  2007-05-31     3.65%          3.67%         04/2007     28754.29357        24458.33044
2007-05-31  2007-06-30    -1.55%         -2.33%         05/2007     29803.11061        25355.10988
2007-06-30  2007-07-31    -7.64%         -8.51%         06/2007      29342.2779        24764.12514
2007-07-31  2007-08-31    -0.76%          2.00%         07/2007     27099.49675         22656.3737
2007-08-31  2007-09-30    -0.28%          0.45%         08/2007     26894.76155        23110.31558
2007-09-30  2007-10-31     1.11%          1.09%         09/2007      26820.6426        23214.66438
2007-10-31  2007-11-30    -8.72%         -7.49%         10/2007      27119.6881        23467.49264
2007-11-30  2007-12-31    -1.20%         -0.85%         11/2007     24755.35967        21709.31839
2007-12-31  2008-01-31    -3.94%         -4.10%         12/2007     24457.58481        21525.78068
2008-01-31  2008-02-29    -2.84%         -3.97%         01/2008     23493.23373        20642.44184
2008-02-29  2008-03-31     0.84%          1.51%         02/2008     22826.39522         19822.0514
2008-03-31  2008-04-30     1.66%          3.16%         03/2008     23019.26592        20121.36438
2008-04-30  2008-05-31     4.14%          3.42%         04/2008     23400.34549        20758.02052
2008-05-31  2008-06-30   -10.10%         -9.60%         05/2008     24368.49359        21467.72232
2008-06-30  2008-07-31     2.07%          5.13%         06/2008     21906.35792        19407.88941
2008-07-31  2008-08-31     4.15%          4.75%         07/2008     22360.16195        20402.80247
2008-08-31  2008-09-30    -6.89%         -4.69%         08/2008     23288.39745        21371.93559
2008-09-30  2008-10-31   -22.14%        -19.98%         09/2008      21683.2596        20370.12118
2008-10-31  2008-11-30   -12.99%        -11.58%         10/2008      16883.1487        16300.64472
2008-11-30  2008-12-31     5.25%          6.15%         11/2008     14689.99458        14412.88139
2008-12-31  2009-01-31   -14.28%        -14.28%         12/2008     15460.74325        15299.50889
2009-01-31  2009-02-28   -12.71%        -13.89%         01/2009     13253.56001        13113.99185
2009-02-28  2009-03-31    10.40%          8.88%         02/2009     11569.40598        11292.45016
2009-03-31  2009-04-30    19.66%         15.87%         03/2009     12772.37314        12295.05465
2009-04-30  2009-05-31     3.22%          2.16%         04/2009     15282.91332        14245.96406
2009-05-31  2009-06-30     0.35%         -0.32%         05/2009     15774.56077        14554.00274
2009-06-30  2009-07-31    13.44%         11.56%         06/2009     15830.36155        14508.11897
2009-07-31  2009-08-31     5.14%          4.73%         07/2009     17958.54923        16185.85965
2009-08-31  2009-09-30     6.33%          5.02%         08/2009     18881.11335        16951.94298
2009-09-30  2009-10-31    -7.53%         -6.64%         09/2009     20077.00247        17802.15505
2009-10-31  2009-11-30     3.11%          3.18%         10/2009     18565.71739        16619.96421
2009-11-30  2009-12-31     7.92%          7.57%         11/2009     19142.94433        17148.85478
2009-12-31  2010-01-31    -3.16%         -2.93%         12/2009     20658.88977         18447.7194
2010-01-31  2010-02-28     6.15%          4.64%         01/2010     20006.39299        17907.01536
2010-02-28  2010-03-31     8.86%          8.32%         02/2010     21237.71755        18737.34289
2010-03-31  2010-04-30     8.11%          7.00%         03/2010      23119.5823        20295.85058
2010-04-30  2010-05-31    -9.90%         -8.45%         04/2010     24993.57395        21715.93289
2010-05-31  2010-06-30   -10.14%         -8.73%         05/2010     22519.48386        19880.97681
2010-06-30  2010-07-31     8.69%          7.14%         06/2010     20234.89853        18145.46526
2010-07-31  2010-08-31    -8.38%         -7.52%         07/2010      21993.0817        19440.72405
2010-08-31  2010-09-30    12.93%         10.74%         08/2010     20150.67419        17978.90598
2010-09-30  2010-10-31     4.17%          3.87%         09/2010     22757.07747        19909.28019
2010-10-31  2010-11-30     4.49%          2.54%         10/2010     23705.72822        20680.63231
2010-11-30  2010-12-31     9.18%          8.31%         11/2010     24770.32517        21206.23538
2010-12-31  2011-01-31     0.31%          0.05%         12/2010     27043.03564        22968.14234
2011-01-31  2011-02-28     6.28%          5.08%         01/2011     27127.64428        22980.67416
2011-02-28  2011-03-31     2.05%          1.39%         02/2011     28830.39311        24147.54979
2011-03-31  2011-04-30     1.26%          1.62%         03/2011     29422.65357        24483.10978
2011-04-30  2011-05-31    -3.12%         -1.79%         04/2011     29792.81635        24880.91491
2011-05-31  2011-06-30    -1.81%         -2.46%         05/2011     28862.12135        24435.21118
2011-06-30  2011-07-31    -2.88%         -3.31%         06/2011     28340.10852         23834.3689
2011-07-31  2011-08-31   -10.58%         -8.83%         07/2011     27524.94664        23046.22178
2011-08-31  2011-09-30   -12.58%        -10.92%         08/2011     24613.65421        21010.59633
2011-09-30  2011-10-31    15.82%         14.41%         09/2011     21518.01959        18716.03141
2011-10-31  2011-11-30    -0.68%         -0.20%         10/2011     24922.29967        21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011     24752.61593        21370.27561
2011-12-31  2012-01-31     7.43%          6.65%         12/2011     25002.48837        21704.73911
2012-01-31  2012-02-29     3.18%          1.49%         01/2012     26859.32257        23147.48672
2012-02-29  2012-03-31     2.30%          3.10%         02/2012     27712.17084        23491.84281
2012-03-31  2012-04-30    -1.60%         -1.45%         03/2012     28349.10816        24220.43348
2012-04-30  2012-05-31    -7.12%         -6.11%         04/2012     27895.69516        23869.97801
2012-05-31  2012-06-30     4.38%          4.82%         05/2012     25909.31439        22411.34432
2012-06-30  2012-07-31    -0.24%         -1.02%         06/2012     27044.58351        23491.86759
2012-07-31  2012-08-31     4.21%          3.08%         07/2012     26979.62455        23251.80414
2012-08-31  2012-09-30     3.31%          3.56%         08/2012     28116.40648        23969.11654
2012-09-30  2012-10-31    -0.82%         -1.25%         09/2012     29048.45198        24823.03614
                                                     10/31/2012     28809.90552        24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.60%      1.22%     11.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Core Equity 1 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 1
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.40%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10040          10026.07049
2005-10-31  2005-11-30     4.07%          3.89%         10/2005           9820          9838.286379
2005-11-30  2005-12-31     0.04%          0.08%         11/2005          10220          10220.99572
2005-12-31  2006-01-31     4.03%          3.34%         12/2005    10223.78844           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006     10635.9569          10571.16355
2006-02-28  2006-03-31     2.22%          1.73%         02/2006    10656.06268          10589.95797
2006-03-31  2006-04-30     1.20%          1.08%         03/2006     10892.7356          10773.02951
2006-04-30  2006-05-31    -3.47%         -3.20%         04/2006     11023.6095          10889.90295
2006-05-31  2006-06-30     0.02%          0.18%         05/2006    10641.05502          10541.26651
2006-06-30  2006-07-31    -1.04%         -0.09%         06/2006    10643.53355           10559.8869
2006-07-31  2006-08-31     2.40%          2.45%         07/2006    10532.45303          10550.00243
2006-08-31  2006-09-30     2.08%          2.24%         08/2006    10784.90876          10808.11243
2006-09-30  2006-10-31     3.68%          3.60%         09/2006    11008.93769          11050.03834
2006-10-31  2006-11-30     2.38%          2.18%         10/2006    11414.05039          11447.81119
2006-11-30  2006-12-31     1.22%          1.20%         11/2006    11686.05336           11696.8799
2006-12-31  2007-01-31     1.90%          1.90%         12/2006    11828.31835          11836.97558
2007-01-31  2007-02-28    -1.10%         -1.64%         01/2007    12052.84208          12062.28188
2007-02-28  2007-03-31     1.00%          1.04%         02/2007    11920.16897          11864.40958
2007-03-31  2007-04-30     3.74%          3.99%         03/2007    12038.98958          11987.89834
2007-04-30  2007-05-31     3.85%          3.64%         04/2007    12489.04527          12466.77687
2007-05-31  2007-06-30    -1.62%         -1.87%         05/2007    12969.78657          12921.09509
2007-06-30  2007-07-31    -4.18%         -3.41%         06/2007    12760.02759          12679.15964
2007-07-31  2007-08-31     1.01%          1.44%         07/2007    12226.22113          12246.76321
2007-08-31  2007-09-30     2.87%          3.65%         08/2007    12349.40724          12422.55798
2007-09-30  2007-10-31     1.54%          1.83%         09/2007    12703.61439          12875.44803
2007-10-31  2007-11-30    -5.17%         -4.50%         10/2007    12899.37163          13111.63682
2007-11-30  2007-12-31    -0.61%         -0.61%         11/2007    12232.76581          12521.36708
2007-12-31  2008-01-31    -5.71%         -6.06%         12/2007    12158.55538          12445.59651
2008-01-31  2008-02-29    -2.98%         -3.11%         01/2008    11464.66848          11691.24967
2008-02-29  2008-03-31    -0.71%         -0.59%         02/2008     11122.9033          11328.12341
2008-03-31  2008-04-30     4.99%          5.00%         03/2008    11043.48573          11261.28749
2008-04-30  2008-05-31     2.60%          2.05%         04/2008    11594.10167          11824.45152
2008-05-31  2008-06-30    -8.56%         -8.25%         05/2008    11895.38209          12066.69465
2008-06-30  2008-07-31     0.00%         -0.80%         06/2008     10876.7061          11070.94073
2008-07-31  2008-08-31     2.21%          1.55%         07/2008     10876.7061          10982.64391
2008-08-31  2008-09-30    -9.27%         -9.40%         08/2008    11116.55677          11152.87489
2008-09-30  2008-10-31   -18.56%        -17.74%         09/2008    10086.10573          10104.23524
2008-10-31  2008-11-30    -8.45%         -7.89%         10/2008    8213.686378          8312.150636
2008-11-30  2008-12-31     2.63%          1.91%         11/2008    7519.572035          7655.996316
2008-12-31  2009-01-31    -9.04%         -8.39%         12/2008    7717.617641          7802.460402
2009-01-31  2009-02-28   -10.69%        -10.48%         01/2009    7019.860428          7147.674106
2009-02-28  2009-03-31     9.19%          8.76%         02/2009    6269.242823          6398.917567
2009-03-31  2009-04-30    12.11%         10.52%         03/2009    6845.382245           6959.42348
2009-04-30  2009-05-31     4.71%          5.34%         04/2009    7674.481336          7691.788944
2009-05-31  2009-06-30     0.45%          0.34%         05/2009    8035.883505          8102.256351
2009-06-30  2009-07-31     8.47%          7.78%         06/2009    8072.081178          8129.804088
2009-07-31  2009-08-31     3.66%          3.57%         07/2009    8755.431967          8762.595024
2009-08-31  2009-09-30     4.74%          4.19%         08/2009    9075.752648          9075.698133
2009-09-30  2009-10-31    -3.54%         -2.57%         09/2009    9505.932557          9455.934523
2009-10-31  2009-11-30     5.04%          5.68%         10/2009    9169.774822          9212.730565
2009-11-30  2009-12-31     4.04%          2.85%         11/2009    9631.484794          9736.232822
2009-12-31  2010-01-31    -3.23%         -3.60%         12/2009    10020.21596          10013.68879
2010-01-31  2010-02-28     3.89%          3.39%         01/2010    9696.983185           9652.71891
2010-02-28  2010-03-31     6.65%          6.30%         02/2010    10074.08808           9979.96323
2010-03-31  2010-04-30     3.12%          2.16%         03/2010    10743.73917          10608.96643
2010-04-30  2010-05-31    -7.89%         -7.90%         04/2010    11078.46873          10837.91578
2010-05-31  2010-06-30    -6.44%         -5.75%         05/2010    10203.85278          9981.751444
2010-06-30  2010-07-31     7.15%          6.94%         06/2010    9546.471821          9407.921189
2010-07-31  2010-08-31    -5.40%         -4.71%         07/2010    10229.13666          10061.04111
2010-08-31  2010-09-30    10.20%          9.44%         08/2010    9676.503217          9587.438128
2010-09-30  2010-10-31     3.88%          3.91%         09/2010    10663.52497          10492.65506
2010-10-31  2010-11-30     1.28%          0.58%         10/2010    11077.00859          10902.67624
2010-11-30  2010-12-31     7.28%          6.78%         11/2010    11218.46352          10965.61711
2010-12-31  2011-01-31     2.00%          2.18%         12/2010    12035.13833          11708.96736
2011-01-31  2011-02-28     4.01%          3.64%         01/2011     12275.8411          11964.71007
2011-02-28  2011-03-31     1.06%          0.45%         02/2011    12768.18767           12400.3236
2011-03-31  2011-04-30     2.72%          2.98%         03/2011    12903.06532          12456.25605
2011-04-30  2011-05-31    -1.41%         -1.14%         04/2011    13253.87084          12827.01189
2011-05-31  2011-06-30    -1.85%         -1.80%         05/2011    13067.50541          12680.65539
2011-06-30  2011-07-31    -2.83%         -2.29%         06/2011    12825.76773           12452.9236
2011-07-31  2011-08-31    -6.97%         -6.00%         07/2011     12462.7743          12167.75288
2011-08-31  2011-09-30    -8.75%         -7.76%         08/2011    11593.79004          11437.74633
2011-09-30  2011-10-31    12.53%         11.51%         09/2011     10579.2966           10550.2277
2011-10-31  2011-11-30    -0.19%         -0.27%         10/2011    11904.46946           11764.4808
2011-11-30  2011-12-31     0.64%          0.82%         11/2011    11882.38324          11732.68431
2011-12-31  2012-01-31     5.39%          5.05%         12/2011    11958.68183          11829.12097
2012-01-31  2012-02-29     4.32%          4.23%         01/2012    12603.29479          12426.05088
2012-02-29  2012-03-31     2.65%          3.08%         02/2012     13147.8816          12951.71029
2012-03-31  2012-04-30    -0.99%         -0.66%         03/2012    13496.46581          13351.22878
2012-04-30  2012-05-31    -6.58%         -6.18%         04/2012    13362.83743           13263.6621
2012-05-31  2012-06-30     3.70%          3.92%         05/2012     12483.1173          12443.71622
2012-06-30  2012-07-31     0.69%          0.99%         06/2012    12944.70039          12931.07791
2012-07-31  2012-08-31     2.92%          2.50%         07/2012    13034.20567          13059.15945
2012-08-31  2012-09-30     2.85%          2.63%         08/2012    13414.60308          13385.09154
2012-09-30  2012-10-31    -1.38%         -1.72%         09/2012    13796.44644          13736.58407
                                                     10/31/2012    13605.45329          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.29%      1.07%        4.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Core Equity 2 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 2
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.50%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10050          10026.07049
2005-10-31  2005-11-30     4.17%          3.89%         10/2005    9829.999999          9838.286379
2005-11-30  2005-12-31     0.07%          0.08%         11/2005          10240          10220.99572
2005-12-31  2006-01-31     4.80%          3.34%         12/2005    10246.90802           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006    10739.16145          10571.16355
2006-02-28  2006-03-31     2.39%          1.73%         02/2006    10759.25342          10589.95797
2006-03-31  2006-04-30     1.46%          1.08%         03/2006    11015.87975          10773.02951
2006-04-30  2006-05-31    -3.60%         -3.20%         04/2006    11176.84238          10889.90295
2006-05-31  2006-06-30    -0.08%          0.18%         05/2006    10774.43581          10541.26651
2006-06-30  2006-07-31    -1.12%         -0.09%         06/2006    10765.82634           10559.8869
2006-07-31  2006-08-31     2.27%          2.45%         07/2006    10644.74863          10550.00243
2006-08-31  2006-09-30     2.05%          2.24%         08/2006    10886.90406          10808.11243
2006-09-30  2006-10-31     3.83%          3.60%         09/2006    11109.73012          11050.03834
2006-10-31  2006-11-30     2.53%          2.18%         10/2006    11534.69247          11447.81119
2006-11-30  2006-12-31     1.37%          1.20%         11/2006     11826.7327           11696.8799
2006-12-31  2007-01-31     1.87%          1.90%         12/2006     11988.2295          11836.97558
2007-01-31  2007-02-28    -1.00%         -1.64%         01/2007    12212.49909          12062.28188
2007-02-28  2007-03-31     1.06%          1.04%         02/2007    12090.17022          11864.40958
2007-03-31  2007-04-30     3.43%          3.99%         03/2007    12218.05161          11987.89834
2007-04-30  2007-05-31     4.04%          3.64%         04/2007    12636.89786          12466.77687
2007-05-31  2007-06-30    -1.61%         -1.87%         05/2007    13147.68597          12921.09509
2007-06-30  2007-07-31    -4.68%         -3.41%         06/2007    12936.11551          12679.15964
2007-07-31  2007-08-31     0.91%          1.44%         07/2007    12331.33674          12246.76321
2007-08-31  2007-09-30     2.51%          3.65%         08/2007    12444.09211          12422.55798
2007-09-30  2007-10-31     1.05%          1.83%         09/2007    12756.68877          12875.44803
2007-10-31  2007-11-30    -5.71%         -4.50%         10/2007    12890.42825          13111.63682
2007-11-30  2007-12-31    -0.87%         -0.61%         11/2007    12155.01345          12521.36708
2007-12-31  2008-01-31    -5.15%         -6.06%         12/2007    12048.85772          12445.59651
2008-01-31  2008-02-29    -3.17%         -3.11%         01/2008    11428.31569          11691.24967
2008-02-29  2008-03-31    -1.01%         -0.59%         02/2008    11066.33284          11328.12341
2008-03-31  2008-04-30     5.02%          5.00%         03/2008    10954.96199          11261.28749
2008-04-30  2008-05-31     2.80%          2.05%         04/2008    11504.78489          11824.45152
2008-05-31  2008-06-30    -9.04%         -8.25%         05/2008    11826.37942          12066.69465
2008-06-30  2008-07-31     0.29%         -0.80%         06/2008    10757.16532          11070.94073
2008-07-31  2008-08-31     2.22%          1.55%         07/2008    10788.40588          10982.64391
2008-08-31  2008-09-30    -9.03%         -9.40%         08/2008    11027.91682          11152.87489
2008-09-30  2008-10-31   -19.02%        -17.74%         09/2008    10032.13851          10104.23524
2008-10-31  2008-11-30    -9.06%         -7.89%         10/2008    8123.967743          8312.150636
2008-11-30  2008-12-31     2.97%          1.91%         11/2008    7388.291492          7655.996316
2008-12-31  2009-01-31   -10.42%         -8.39%         12/2008    7607.356497          7802.460402
2009-01-31  2009-02-28   -11.63%        -10.48%         01/2009    6814.923529          7147.674106
2009-02-28  2009-03-31     9.84%          8.76%         02/2009    6022.490561          6398.917567
2009-03-31  2009-04-30    13.96%         10.52%         03/2009    6614.967726           6959.42348
2009-04-30  2009-05-31     4.79%          5.34%         04/2009    7538.727264          7691.788944
2009-05-31  2009-06-30    -0.13%          0.34%         05/2009    7899.736738          8102.256351
2009-06-30  2009-07-31     9.05%          7.78%         06/2009    7889.104933          8129.804088
2009-07-31  2009-08-31     4.09%          3.57%         07/2009     8603.38876          8762.595024
2009-08-31  2009-09-30     4.99%          4.19%         08/2009    8955.200198          9075.698133
2009-09-30  2009-10-31    -4.38%         -2.57%         09/2009    9401.701866          9455.934523
2009-10-31  2009-11-30     4.53%          5.68%         10/2009    8990.274958          9212.730565
2009-11-30  2009-12-31     4.55%          2.85%         11/2009     9397.46262          9736.232822
2009-12-31  2010-01-31    -3.06%         -3.60%         12/2009    9825.026675          10013.68879
2010-01-31  2010-02-28     4.18%          3.39%         01/2010    9524.041175           9652.71891
2010-02-28  2010-03-31     7.14%          6.30%         02/2010    9921.772015           9979.96323
2010-03-31  2010-04-30     3.65%          2.16%         03/2010     10630.6719          10608.96643
2010-04-30  2010-05-31    -7.92%         -7.90%         04/2010    11018.41677          10837.91578
2010-05-31  2010-06-30    -7.04%         -5.75%         05/2010    10145.99081          9981.751444
2010-06-30  2010-07-31     7.33%          6.94%         06/2010    9432.164173          9407.921189
2010-07-31  2010-08-31    -5.98%         -4.71%         07/2010    10123.64013          10061.04111
2010-08-31  2010-09-30    10.57%          9.44%         08/2010    9518.598667          9587.438128
2010-09-30  2010-10-31     3.71%          3.91%         09/2010    10524.41695          10492.65506
2010-10-31  2010-11-30     1.59%          0.58%         10/2010    10915.01387          10902.67624
2010-11-30  2010-12-31     7.93%          6.78%         11/2010     11088.6125          10965.61711
2010-12-31  2011-01-31     1.91%          2.18%         12/2010    11968.23215          11708.96736
2011-01-31  2011-02-28     4.47%          3.64%         01/2011    12197.34143          11964.71007
2011-02-28  2011-03-31     1.21%          0.45%         02/2011    12742.83971           12400.3236
2011-03-31  2011-04-30     2.29%          2.98%         03/2011    12896.98515          12456.25605
2011-04-30  2011-05-31    -1.57%         -1.14%         04/2011    13192.08565          12827.01189
2011-05-31  2011-06-30    -1.97%         -1.80%         05/2011    12984.42234          12680.65539
2011-06-30  2011-07-31    -3.36%         -2.29%         06/2011    12729.15378           12452.9236
2011-07-31  2011-08-31    -7.58%         -6.00%         07/2011    12301.55947          12167.75288
2011-08-31  2011-09-30    -9.49%         -7.76%         08/2011    11369.62315          11437.74633
2011-09-30  2011-10-31    13.48%         11.51%         09/2011    10290.37171           10550.2277
2011-10-31  2011-11-30    -0.38%         -0.27%         10/2011     11677.0956           11764.4808
2011-11-30  2011-12-31     0.73%          0.82%         11/2011    11633.07262          11732.68431
2011-12-31  2012-01-31     5.57%          5.05%         12/2011    11717.78196          11829.12097
2012-01-31  2012-02-29     4.29%          4.23%         01/2012    12370.61401          12426.05088
2012-02-29  2012-03-31     2.41%          3.08%         02/2012    12901.73161          12951.71029
2012-03-31  2012-04-30    -1.01%         -0.66%         03/2012    13213.27714          13351.22878
2012-04-30  2012-05-31    -6.86%         -6.18%         04/2012    13080.25757           13263.6621
2012-05-31  2012-06-30     3.95%          3.92%         05/2012    12182.37548          12443.71622
2012-06-30  2012-07-31     0.53%          0.99%         06/2012    12663.02274          12931.07791
2012-07-31  2012-08-31     3.15%          2.50%         07/2012    12729.84608          13059.15945
2012-08-31  2012-09-30     3.04%          2.63%         08/2012    13130.78612          13385.09154
2012-09-30  2012-10-31    -0.91%         -1.72%         09/2012    13529.76511          13736.58407
                                                     10/31/2012    13406.76724          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.81%      0.79%        4.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Vector Equity Portfolio vs. Russell 2500(R) Index
December 30, 2005 - October 31, 2012

                                                                                  U.S. Vector
                                                                                    Equity       Russell       Russell
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate    Portfolio  2500(R) Index 3000(R) Index
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ------------- -------------
2005-12-30. 2005-12-31     0.00%          0.00%             0.00%         12/2005       10000        10000         10000
2005-12-31. 2006-01-31     8.10%          7.07%             3.34%         12/2005       10000        10000         10000
2006-01-31. 2006-02-28    -0.09%         -0.08%             0.18%         01/2006       10810  10707.36924   10334.08073
2006-02-28. 2006-03-31     3.66%          3.89%             1.73%         02/2006       10800  10698.42504   10352.45363
2006-03-31. 2006-04-30     1.07%          0.35%             1.08%         03/2006 11195.70224  11114.26534   10531.41937
2006-04-30. 2006-05-31    -3.98%         -4.72%            -3.20%         04/2006 11315.87078  11153.28278   10645.67165
2006-05-31. 2006-06-30    -0.19%          0.05%             0.18%         05/2006 10865.23876   10626.4826   10304.85419
2006-06-30. 2006-07-31    -2.04%         -3.15%            -0.09%         06/2006 10844.61829  10631.79726   10323.05698
2006-07-31. 2006-08-31     2.27%          2.53%             2.45%         07/2006  10623.7094  10297.36211   10313.39419
2006-08-31. 2006-09-30     1.71%          1.22%             2.24%         08/2006 10864.70092  10558.29931   10565.71547
2006-09-30. 2006-10-31     4.37%          4.80%             3.60%         09/2006 11050.09171  10686.88833   10802.21564
2006-10-31. 2006-11-30     2.88%          3.26%             2.18%         10/2006 11533.15583  11200.38745   11191.06751
2006-11-30. 2006-12-31     1.14%          0.44%             1.20%         11/2006 11865.26241  11565.75267   11434.55028
2006-12-31. 2007-01-31     1.97%          2.70%             1.90%         12/2006 12000.89116   11616.4765   11571.50398
2007-01-31. 2007-02-28    -0.67%         -0.14%            -1.64%         01/2007 12236.80611  11929.91056   11791.75727
2007-02-28. 2007-03-31     0.93%          0.97%             1.04%         02/2007 12154.74873  11913.14706   11598.32272
2007-03-31. 2007-04-30     2.93%          2.58%             3.99%         03/2007 12267.96271  12029.07706   11719.04195
2007-04-30. 2007-05-31     4.15%          4.18%             3.64%         04/2007 12627.57636  12339.03312   12187.18052
2007-05-31. 2007-06-30    -1.52%         -1.79%            -1.87%         05/2007 13151.58482  12854.61469   12631.30961
2007-06-30. 2007-07-31    -5.65%         -5.75%            -3.41%         06/2007 12951.14302  12623.93608   12394.80012
2007-07-31. 2007-08-31     0.51%          1.06%             1.44%         07/2007 12219.61465   11898.6634   11972.10118
2007-08-31. 2007-09-30     1.75%          2.35%             3.65%         08/2007 12281.43395  12024.84163   12143.95334
2007-09-30. 2007-10-31     0.66%          2.57%             1.83%         09/2007 12496.25247  12307.98885   12586.68629
2007-10-31. 2007-11-30    -6.49%         -6.13%            -4.50%         10/2007 12578.94066  12624.15904     12817.578
2007-11-30. 2007-12-31    -1.11%         -0.62%            -0.61%         11/2007  11762.3948  11850.46476   12240.54642
2007-12-31. 2008-01-31    -4.73%         -6.11%            -6.06%         12/2007 11631.77062  11776.64626   12166.47518
2008-01-31. 2008-02-29    -3.37%         -2.75%            -3.11%         01/2008 11081.33861  11057.29114   11429.04632
2008-02-29. 2008-03-31    -0.41%         -0.74%            -0.59%         02/2008 10707.46027   10753.5381   11074.06401
2008-03-31. 2008-04-30     4.49%          5.38%             5.00%         03/2008 10663.12107  10673.96192   11008.72703
2008-04-30. 2008-05-31     3.36%          4.75%             2.05%         04/2008 11142.12846  11248.63068   11559.26081
2008-05-31. 2008-06-30    -9.55%         -8.15%            -8.25%         05/2008 11517.00381  11782.78761   11796.07107
2008-06-30. 2008-07-31     0.80%          0.69%            -0.80%         06/2008 10416.82936  10821.90896   10822.64924
2008-07-31. 2008-08-31     2.89%          2.86%             1.55%         07/2008 10500.41476  10896.98502   10736.33268
2008-08-31. 2008-09-30    -8.43%         -9.94%            -9.40%         08/2008  10803.4118  11208.63879   10902.74583
2008-09-30. 2008-10-31   -20.68%        -21.54%           -17.74%         09/2008 9892.436576  10094.83988   9877.624365
2008-10-31. 2008-11-30   -10.96%        -10.84%            -7.89%         10/2008 7846.810771  7920.144418   8125.731405
2008-11-30. 2008-12-31     4.58%          5.43%             1.91%         11/2008 6986.598894  7061.280989   7484.292866
2008-12-31. 2009-01-31   -12.17%         -9.00%            -8.39%         12/2008 7306.839275  7444.662323   7627.472155
2009-01-31. 2009-02-28   -12.54%        -10.81%           -10.48%         01/2009 6417.311015  6774.568834   6987.370958
2009-02-28. 2009-03-31    10.08%          9.13%             8.76%         02/2009 5612.499733  6042.101693   6255.407019
2009-03-31. 2009-04-30    16.18%         15.41%            10.52%         03/2009 6178.308306   6593.63287   6803.342288
2009-04-30. 2009-05-31     4.30%          3.05%             5.34%         04/2009 7177.896914   7609.72032   7519.282761
2009-05-31. 2009-06-30     0.04%          1.13%             0.34%         05/2009 7486.280631  7841.521026   7920.544486
2009-06-30. 2009-07-31    10.26%          9.02%             7.78%         06/2009 7489.588964  7930.383589     7947.4744
2009-07-31. 2009-08-31     4.65%          4.09%             3.57%         07/2009 8257.751935  8645.898145   8566.073534
2009-08-31. 2009-09-30     5.22%          5.80%             4.19%         08/2009 8641.833419  8999.115137   8872.154581
2009-09-30. 2009-10-31    -5.53%         -5.79%            -2.57%         09/2009 9092.773536  9521.240112   9243.863288
2009-10-31. 2009-11-30     3.74%          4.03%             5.68%         10/2009 8589.996646  8970.170257   9006.113742
2009-11-30. 2009-12-31     5.96%          7.21%             2.85%         11/2009 8910.918066  9331.898712   9517.875249
2009-12-31. 2010-01-31    -2.84%         -3.35%            -3.60%         12/2009 9441.991047  10004.75497   9789.108621
2010-01-31. 2010-02-28     4.92%          4.97%             3.39%         01/2010 9173.447502  9669.835496    9436.23433
2010-02-28. 2010-03-31     7.50%          7.64%             6.30%         02/2010 9624.600658  10150.60386   9756.139438
2010-03-31. 2010-04-30     5.09%          4.74%             2.16%         03/2010 10346.73337  10926.39959   10371.03579
2010-04-30. 2010-05-31    -8.01%         -7.45%            -7.90%         04/2010 10873.74994  11443.95706   10594.85042
2010-05-31. 2010-06-30    -7.76%         -7.14%            -5.75%         05/2010 10002.55929  10591.65383   9757.887548
2010-06-30. 2010-07-31     7.36%          7.04%             6.94%         06/2010  9226.60273  9835.732521   9196.926765
2010-07-31. 2010-08-31    -6.86%         -5.92%            -4.71%         07/2010 9905.663442   10527.7909   9835.398958
2010-08-31. 2010-09-30    11.01%         11.44%             9.44%         08/2010 9226.602729  9904.491459    9372.41762
2010-09-30. 2010-10-31     3.70%          3.83%             3.91%         09/2010 10242.66637  11037.13948   10257.33296
2010-10-31. 2010-11-30     2.44%          2.81%             0.58%         10/2010 10621.22321  11460.40038   10658.15847
2010-11-30. 2010-12-31     8.57%          7.59%             6.78%         11/2010 10880.80504  11782.82606   10719.68775
2010-12-31. 2011-01-31     1.38%          1.34%             2.18%         12/2010 11813.40659  12676.91163   11446.36665
2011-01-31. 2011-02-28     5.08%          4.88%             3.64%         01/2011 11976.42508  12846.87019   11696.37373
2011-02-28. 2011-03-31     1.66%          2.27%             0.45%         02/2011 12585.02744  13473.74101   12122.21762
2011-03-31. 2011-04-30     2.04%          2.89%             2.98%         03/2011 12793.91674  13779.87363   12176.89566
2011-04-30. 2011-05-31    -1.92%         -1.20%            -1.14%         04/2011 13055.01708  14177.73147   12539.33644
2011-05-31. 2011-06-30    -2.15%         -2.20%            -1.80%         05/2011 12804.79592  14007.77822   12396.26232
2011-06-30. 2011-07-31    -3.66%         -3.81%            -2.29%         06/2011 12529.69789   13699.1729   12173.63794
2011-07-31. 2011-08-31    -8.76%         -8.19%            -6.00%         07/2011 12071.69327  13177.70985   11894.86284
2011-08-31. 2011-09-30   -10.82%        -10.80%            -7.76%         08/2011 11013.92069  12098.97731   11181.22838
2011-09-30. 2011-10-31    14.48%         14.66%            11.51%         09/2011 9821.942629  10792.05018    10313.6144
2011-10-31. 2011-11-30    -0.49%         -0.35%            -0.27%         10/2011 11243.82742  12373.93866   11500.63507
2011-11-30. 2011-12-31     0.76%          0.23%             0.82%         11/2011 11189.13954  12330.94292   11469.55169
2011-12-31. 2012-01-31     6.15%          6.65%             5.05%         12/2011 11274.36654  12358.85589   11563.82553
2012-01-31. 2012-02-29     4.14%          3.71%             4.23%         01/2012 11967.32761  13180.32386   12147.36791
2012-02-29. 2012-03-31     2.40%          2.15%             3.08%         02/2012  12462.2998  13669.36943   12661.23818
2012-03-31. 2012-04-30    -1.47%         -0.73%            -0.66%         03/2012 12761.84573  13963.72374   13051.79655
2012-04-30. 2012-05-31    -7.27%         -6.83%            -6.18%         04/2012 12574.65732  13862.18174   12966.19375
2012-05-31. 2012-06-30     3.95%          3.64%             3.92%         05/2012 11660.73739  12914.77197   12164.63706
2012-06-30. 2012-07-31    -0.18%         -0.68%             0.99%         06/2012 12121.55642   13385.2662   12641.06854
2012-07-31. 2012-08-31     3.66%          3.59%             2.50%         07/2012 12099.43679  13293.98253   12766.27755
2012-08-31. 2012-09-30     3.23%          2.60%             2.63%         08/2012 12541.82936  13771.47288   13084.89986
2012-09-30. 2012-10-31    -0.51%         -1.05%            -1.72%         09/2012 12946.68691  14130.21579   13428.50935
                                                                       10/31/2012 12880.12296  13982.27365   13196.88692

                      One Year Five Years From 12/30/2005
                      -------- ---------- ---------------
                      14.55%      0.47%        3.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Small Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.92%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -5.50%         -5.57%         11/2002  10891.71975          10892
2002-12-31  2003-01-31    -2.69%         -2.77%         12/2002  10292.91741     10285.3156
2003-01-31  2003-02-28    -3.22%         -3.02%         01/2003  10016.22608    10000.41236
2003-02-28  2003-03-31     0.95%          1.29%         02/2003  9693.419529    9698.399905
2003-03-31  2003-04-30    10.08%          9.48%         03/2003  9785.649973    9823.509263
2003-04-30  2003-05-31    11.22%         10.73%         04/2003  10772.51571    10754.77794
2003-05-31  2003-06-30     2.69%          1.81%         05/2003  11980.73451    11908.76561
2003-06-30  2003-07-31     6.30%          6.26%         06/2003  12303.54106    12124.31427
2003-07-31  2003-08-31     5.01%          4.58%         07/2003  13078.27678    12883.29635
2003-08-31  2003-09-30    -1.54%         -1.85%         08/2003  13733.11292    13473.35132
2003-09-30  2003-10-31     8.73%          8.40%         09/2003   13520.9829    13224.09432
2003-10-31  2003-11-30     3.64%          3.55%         10/2003  14701.53256    14334.91824
2003-11-30  2003-12-31     2.34%          2.03%         11/2003  15236.46913    14843.80784
2003-12-31  2004-01-31     4.46%          4.34%         12/2003  15592.72663    15145.13714
2004-01-31  2004-02-29     0.85%          0.90%         01/2004  16287.58968    15802.43609
2004-02-29  2004-03-31     0.51%          0.93%         02/2004  16426.56229    15944.65802
2004-03-31  2004-04-30    -4.10%         -5.10%         03/2004  16509.94585    16092.94333
2004-04-30  2004-05-31     1.05%          1.59%         04/2004  15833.61249    15272.20322
2004-05-31  2004-06-30     4.37%          4.21%         05/2004  16000.37962    15515.03126
2004-06-30  2004-07-31    -7.17%         -6.73%         06/2004  16699.54476    16168.21407
2004-07-31  2004-08-31    -1.44%         -0.51%         07/2004  15502.74405    15080.09326
2004-08-31  2004-09-30     4.89%          4.69%         08/2004  15280.08346    15003.18479
2004-09-30  2004-10-31     1.91%          1.97%         09/2004  16027.35649    15706.83416
2004-10-31  2004-11-30     8.75%          8.67%         10/2004  16333.78915    16016.25879
2004-11-30  2004-12-31     3.47%          2.96%         11/2004  17763.80821    17404.86843
2004-12-31  2005-01-31    -3.93%         -4.17%         12/2004  18379.47152    17920.05253
2005-01-31  2005-02-28     1.75%          1.69%         01/2005  17656.68331    17172.78634
2005-02-28  2005-03-31    -2.89%         -2.86%         02/2005  17966.44969    17463.00643
2005-03-31  2005-04-30    -6.24%         -5.73%         03/2005  17448.05253    16963.56445
2005-04-30  2005-05-31     6.89%          6.55%         04/2005   16358.7231     15991.5522
2005-05-31  2005-06-30     3.77%          3.86%         05/2005  17485.61562    17038.21166
2005-06-30  2005-07-31     6.84%          6.34%         06/2005  18145.49922    17695.41334
2005-07-31  2005-08-31    -1.41%         -1.85%         07/2005  19386.53855    18816.48682
2005-08-31  2005-09-30     0.64%          0.31%         08/2005  19113.88597    18467.60033
2005-09-30  2005-10-31    -3.09%         -3.10%         09/2005  19235.96278    18525.55932
2005-10-31  2005-11-30     4.85%          4.85%         10/2005  18642.49282    17950.36629
2005-11-30  2005-12-31    -0.25%         -0.46%         11/2005    19546.828    18821.74976
2005-12-31  2006-01-31     9.09%          8.97%         12/2005   19497.6084    18735.74394
2006-01-31  2006-02-28    -0.19%         -0.28%         01/2006  21269.20834    20415.82191
2006-02-28  2006-03-31     4.59%          4.85%         02/2006  21229.17218    20359.59502
2006-03-31  2006-04-30     0.23%         -0.02%         03/2006  22202.76237    21347.36282
2006-04-30  2006-05-31    -5.45%         -5.62%         04/2006  22252.83626     21343.8986
2006-05-31  2006-06-30    -0.59%          0.64%         05/2006  21041.04815    20145.21337
2006-06-30  2006-07-31    -3.84%         -3.25%         06/2006  20917.32016    20274.78836
2006-07-31  2006-08-31     2.79%          2.96%         07/2006  20114.73714    19615.05514
2006-08-31  2006-09-30     0.82%          0.83%         08/2006  20676.54526     20195.7776
2006-09-30  2006-10-31     5.64%          5.76%         09/2006  20846.99814    20363.92529
2006-10-31  2006-11-30     2.51%          2.63%         10/2006  22023.03419    21536.43877
2006-11-30  2006-12-31     0.71%          0.33%         11/2006  22575.87165    22102.96181
2006-12-31  2007-01-31     1.50%          1.67%         12/2006  22736.62171    22176.96705
2007-01-31  2007-02-28    -0.51%         -0.79%         01/2007  23076.76752    22548.08794
2007-02-28  2007-03-31     1.05%          1.07%         02/2007   22959.8424    22369.16506
2007-03-31  2007-04-30     1.83%          1.80%         03/2007  23200.51036    22608.63756
2007-04-30  2007-05-31     3.78%          4.10%         04/2007  23626.01261    23014.74343
2007-05-31  2007-06-30    -1.09%         -1.46%         05/2007  24519.56735     23958.4963
2007-06-30  2007-07-31    -6.02%         -6.84%         06/2007  24251.58244     23608.0126
2007-07-31  2007-08-31     1.40%          2.27%         07/2007  22790.51525    21993.34851
2007-08-31  2007-09-30     1.26%          1.72%         08/2007  23110.45697    22491.84506
2007-09-30  2007-10-31     1.97%          2.87%         09/2007  23402.45803    22877.91405
2007-10-31  2007-11-30    -7.44%         -7.18%         10/2007  23862.58866    23534.29322
2007-11-30  2007-12-31    -0.20%         -0.06%         11/2007   22086.2704    21844.39548
2007-12-31  2008-01-31    -6.92%         -6.82%         12/2007  22041.16399    21830.76512
2008-01-31  2008-02-29    -3.22%         -3.71%         01/2008  20516.37515    20342.02883
2008-02-29  2008-03-31     0.36%          0.42%         02/2008  19856.39192    19588.01376
2008-03-31  2008-04-30     3.15%          4.19%         03/2008  19927.63569    19670.28342
2008-04-30  2008-05-31     4.77%          4.59%         04/2008  20555.00831    20493.88577
2008-05-31  2008-06-30    -8.95%         -7.70%         05/2008  21535.99095    21435.31061
2008-06-30  2008-07-31     3.15%          3.70%         06/2008  19608.33588    19785.05283
2008-07-31  2008-08-31     3.62%          3.61%         07/2008  20225.74121    20517.22512
2008-08-31  2008-09-30    -7.99%         -7.97%         08/2008  20957.48086    21257.89694
2008-09-30  2008-10-31   -20.58%        -20.80%         09/2008  19282.02183    19564.06071
2008-10-31  2008-11-30   -12.21%        -11.83%         10/2008  15313.20591    15494.16034
2008-11-30  2008-12-31     4.91%          5.80%         11/2008  13443.50362    13661.40461
2008-12-31  2009-01-31   -11.07%        -11.12%         12/2008  14104.22393    14454.32762
2009-01-31  2009-02-28   -12.07%        -12.15%         01/2009  12543.51063    12846.69817
2009-02-28  2009-03-31    10.30%          8.93%         02/2009  11029.04068    11285.52348
2009-03-31  2009-04-30    18.57%         15.46%         03/2009  12164.59349    12292.94776
2009-04-30  2009-05-31     3.53%          3.01%         04/2009  14423.73228     14193.2203
2009-05-31  2009-06-30     2.59%          1.47%         05/2009  14933.48668    14621.13219
2009-06-30  2009-07-31    10.39%          9.63%         06/2009  15320.43063    14835.88748
2009-07-31  2009-08-31     3.57%          2.87%         07/2009  16911.71115    16264.73903
2009-08-31  2009-09-30     6.23%          5.77%         08/2009  17515.70083    16731.12244
2009-09-30  2009-10-31    -6.94%         -6.79%         09/2009   18607.1229    17696.12409
2009-10-31  2009-11-30     2.55%          3.14%         10/2009  17316.25374    16494.64373
2009-11-30  2009-12-31     8.29%          8.05%         11/2009  17758.17291    17012.41775
2009-12-31  2010-01-31    -3.03%         -3.68%         12/2009  19229.91145    18381.81652
2010-01-31  2010-02-28     4.88%          4.50%         01/2010  18646.47967    17705.15506
2010-02-28  2010-03-31     8.19%          8.14%         02/2010  19556.63324    18502.69792
2010-03-31  2010-04-30     6.79%          5.66%         03/2010  21158.96636    20008.60791
2010-04-30  2010-05-31    -7.80%         -7.59%         04/2010  22595.25381    21140.97975
2010-05-31  2010-06-30    -7.99%         -7.75%         05/2010  20832.00662    19537.36598
2010-06-30  2010-07-31     7.20%          6.87%         06/2010  19166.54291    18023.33753
2010-07-31  2010-08-31    -7.63%         -7.40%         07/2010  20546.44045    19261.88844
2010-08-31  2010-09-30    13.05%         12.46%         08/2010  18979.43816    17835.77807
2010-09-30  2010-10-31     4.10%          4.09%         09/2010  21456.93018    20058.05111
2010-10-31  2010-11-30     4.20%          3.47%         10/2010  22335.83229    20878.85552
2010-11-30  2010-12-31     7.99%          7.94%         11/2010  23273.32788    21602.80043
2010-12-31  2011-01-31     0.09%         -0.26%         12/2010   25133.8852    23318.23325
2011-01-31  2011-02-28     5.61%          5.48%         01/2011  25157.41881     23258.1475
2011-02-28  2011-03-31     2.86%          2.59%         02/2011  26569.43483    24533.65872
2011-03-31  2011-04-30     2.37%          2.64%         03/2011  27330.04413    25169.47203
2011-04-30  2011-05-31    -2.02%         -1.87%         04/2011  27977.67551    25834.09819
2011-05-31  2011-06-30    -1.60%         -2.31%         05/2011  27412.46995    25349.74104
2011-06-30  2011-07-31    -3.50%         -3.61%         06/2011   26974.5315    24765.28256
2011-07-31  2011-08-31    -8.97%         -8.70%         07/2011  26030.95366    23870.13558
2011-08-31  2011-09-30   -11.10%        -11.21%         08/2011  23695.59851    21793.37793
2011-09-30  2011-10-31    15.32%         15.14%         09/2011  21064.22164    19350.29789
2011-10-31  2011-11-30    -0.34%         -0.36%         10/2011  24291.23202    22279.12145
2011-11-30  2011-12-31     0.55%          0.66%         11/2011  24208.48816    22197.90975
2011-12-31  2012-01-31     6.73%          7.07%         12/2011  24342.35457    22344.54025
2012-01-31  2012-02-29     2.88%          2.39%         01/2012   25979.4135    23923.20436
2012-02-29  2012-03-31     2.61%          2.56%         02/2012   26726.7665    24495.74347
2012-03-31  2012-04-30    -1.38%         -1.54%         03/2012  27424.60552    25123.38149
2012-04-30  2012-05-31    -6.49%         -6.62%         04/2012  27044.86195    24735.30378
2012-05-31  2012-06-30     4.22%          4.99%         05/2012  25288.54797    23098.08293
2012-06-30  2012-07-31    -0.81%         -1.38%         06/2012  26356.59007    24250.67455
2012-07-31  2012-08-31     3.51%          3.33%         07/2012  26142.11511    23915.55258
2012-08-31  2012-09-30     3.26%          3.28%         08/2012  27059.59134    24713.06845
2012-09-30  2012-10-31    -1.24%         -2.17%         09/2012  27942.43548     25524.5992
                                                     10/31/2012  27596.14033    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.61%      2.95%     10.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Micro Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012


                                                                U.S. Micro Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.36%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -4.29%         -5.57%         11/2002  10836.32019          10892
2002-12-31  2003-01-31    -2.23%         -2.77%         12/2002  10371.96979     10285.3156
2003-01-31  2003-02-28    -2.88%         -3.02%         01/2003  10140.94115    10000.41236
2003-02-28  2003-03-31     1.11%          1.29%         02/2003  9849.115507    9698.399905
2003-03-31  2003-04-30     9.28%          9.48%         03/2003  9958.550124    9823.509263
2003-04-30  2003-05-31    11.62%         10.73%         04/2003  10882.66466    10754.77794
2003-05-31  2003-06-30     4.40%          1.81%         05/2003  12147.24246    11908.76561
2003-06-30  2003-07-31     7.38%          6.26%         06/2003  12682.25614    12124.31427
2003-07-31  2003-08-31     4.73%          4.58%         07/2003  13618.53008    12883.29635
2003-08-31  2003-09-30     0.09%         -1.85%         08/2003  14262.97838    13473.35132
2003-09-30  2003-10-31     8.94%          8.40%         09/2003  14275.13778    13224.09432
2003-10-31  2003-11-30     4.30%          3.55%         10/2003  15551.87497    14334.91824
2003-11-30  2003-12-31     2.77%          2.03%         11/2003  16220.64208    14843.80784
2003-12-31  2004-01-31     5.78%          4.34%         12/2003  16669.54407    15145.13714
2004-01-31  2004-02-29     0.50%          0.90%         01/2004  17633.17387    15802.43609
2004-02-29  2004-03-31     0.14%          0.93%         02/2004  17720.77658    15944.65802
2004-03-31  2004-04-30    -4.09%         -5.10%         03/2004  17745.80593    16092.94333
2004-04-30  2004-05-31     0.00%          1.59%         04/2004   17019.9549    15272.20322
2004-05-31  2004-06-30     4.41%          4.21%         05/2004  17019.95491    15515.03126
2004-06-30  2004-07-31    -7.47%         -6.73%         06/2004  17771.17033    16168.21407
2004-07-31  2004-08-31    -1.52%         -0.51%         07/2004  16443.65514    15080.09326
2004-08-31  2004-09-30     5.01%          4.69%         08/2004  16193.18057    15003.18479
2004-09-30  2004-10-31     1.84%          1.97%         09/2004  17003.75956    15706.83416
2004-10-31  2004-11-30     8.97%          8.67%         10/2004  17317.01969    16016.25879
2004-11-30  2004-12-31     4.58%          2.96%         11/2004   18870.7899    17404.86843
2004-12-31  2005-01-31    -4.10%         -4.17%         12/2004  19734.74342    17920.05253
2005-01-31  2005-02-28     0.83%          1.69%         01/2005  18925.51453    17172.78634
2005-02-28  2005-03-31    -3.23%         -2.86%         02/2005  19082.13948    17463.00643
2005-03-31  2005-04-30    -6.22%         -5.73%         03/2005  18466.11724    16963.56445
2005-04-30  2005-05-31     6.03%          6.55%         04/2005  17316.88222     15991.5522
2005-05-31  2005-06-30     4.52%          3.86%         05/2005  18361.64132    17038.21166
2005-06-30  2005-07-31     7.63%          6.34%         06/2005  19191.65259    17695.41334
2005-07-31  2005-08-31    -1.39%         -1.85%         07/2005  20655.86587    18816.48682
2005-08-31  2005-09-30     0.61%          0.31%         08/2005  20368.25255    18467.60033
2005-09-30  2005-10-31    -2.81%         -3.10%         09/2005  20492.34954    18525.55932
2005-10-31  2005-11-30     4.53%          4.85%         10/2005  19916.57471    17950.36629
2005-11-30  2005-12-31     0.18%         -0.46%         11/2005  20819.49433    18821.74976
2005-12-31  2006-01-31     9.14%          8.97%         12/2005  20856.83868    18735.74394
2006-01-31  2006-02-28     0.25%         -0.28%         01/2006  22763.18481    20415.82191
2006-02-28  2006-03-31     4.55%          4.85%         02/2006  22819.66914    20359.59502
2006-03-31  2006-04-30    -0.41%         -0.02%         03/2006  23857.98949    21347.36282
2006-04-30  2006-05-31    -5.89%         -5.62%         04/2006   23759.1109     21343.8986
2006-05-31  2006-06-30    -0.89%          0.64%         05/2006  22360.68523    20145.21337
2006-06-30  2006-07-31    -3.45%         -3.25%         06/2006  22161.75746    20274.78836
2006-07-31  2006-08-31     2.78%          2.96%         07/2006  21398.04661    19615.05514
2006-08-31  2006-09-30     0.56%          0.83%         08/2006  21992.04393     20195.7776
2006-09-30  2006-10-31     5.45%          5.76%         09/2006   22114.4661    20363.92529
2006-10-31  2006-11-30     2.25%          2.63%         10/2006  23318.64908    21536.43877
2006-11-30  2006-12-31     1.61%          0.33%         11/2006  23842.82284    22102.96181
2006-12-31  2007-01-31     1.15%          1.67%         12/2006  24227.49838    22176.96705
2007-01-31  2007-02-28    -0.50%         -0.79%         01/2007  24505.26587    22548.08794
2007-02-28  2007-03-31     1.02%          1.07%         02/2007  24381.81365    22369.16506
2007-03-31  2007-04-30     1.50%          1.80%         03/2007  24630.73155    22608.63756
2007-04-30  2007-05-31     3.15%          4.10%         04/2007  25001.35071    23014.74343
2007-05-31  2007-06-30    -0.33%         -1.46%         05/2007  25788.91643     23958.4963
2007-06-30  2007-07-31    -6.51%         -6.84%         06/2007  25702.89187     23608.0126
2007-07-31  2007-08-31     1.16%          2.27%         07/2007  24030.65554    21993.34851
2007-08-31  2007-09-30     1.48%          1.72%         08/2007  24309.36159    22491.84506
2007-09-30  2007-10-31     1.70%          2.87%         09/2007  24667.95852    22877.91405
2007-10-31  2007-11-30    -8.42%         -7.18%         10/2007  25087.11201    23534.29322
2007-11-30  2007-12-31    -0.06%         -0.06%         11/2007   22975.8204    21844.39548
2007-12-31  2008-01-31    -7.65%         -6.82%         12/2007  22962.87539    21830.76512
2008-01-31  2008-02-29    -3.14%         -3.71%         01/2008  21206.99108    20342.02883
2008-02-29  2008-03-31     0.31%          0.42%         02/2008  20542.14169    19588.01376
2008-03-31  2008-04-30     2.07%          4.19%         03/2008  20605.37102    19670.28342
2008-04-30  2008-05-31     3.98%          4.59%         04/2008  21032.15998    20493.88577
2008-05-31  2008-06-30    -9.05%         -7.70%         05/2008  21868.66634    21435.31061
2008-06-30  2008-07-31     4.48%          3.70%         06/2008  19889.47911    19785.05283
2008-07-31  2008-08-31     3.38%          3.61%         07/2008  20779.54185    20517.22512
2008-08-31  2008-09-30    -7.37%         -7.97%         08/2008  21481.32209    21257.89694
2008-09-30  2008-10-31   -20.71%        -20.80%         09/2008  19898.99257    19564.06071
2008-10-31  2008-11-30   -12.84%        -11.83%         10/2008   15778.4074    15494.16034
2008-11-30  2008-12-31     5.66%          5.80%         11/2008  13752.45302    13661.40461
2008-12-31  2009-01-31   -11.91%        -11.12%         12/2008  14530.53864    14454.32762
2009-01-31  2009-02-28   -13.11%        -12.15%         01/2009  12799.46364    12846.69817
2009-02-28  2009-03-31     9.58%          8.93%         02/2009  11120.84546    11285.52348
2009-03-31  2009-04-30    17.39%         15.46%         03/2009  12186.37237    12292.94776
2009-04-30  2009-05-31     3.43%          3.01%         04/2009  14304.98022     14193.2203
2009-05-31  2009-06-30     2.76%          1.47%         05/2009  14795.23658    14621.13219
2009-06-30  2009-07-31     9.82%          9.63%         06/2009  15203.81764    14835.88748
2009-07-31  2009-08-31     2.73%          2.87%         07/2009  16696.10921    16264.73903
2009-08-31  2009-09-30     5.76%          5.77%         08/2009  17152.57487    16731.12244
2009-09-30  2009-10-31    -7.27%         -6.79%         09/2009  18139.91711    17696.12409
2009-10-31  2009-11-30     1.78%          3.14%         10/2009  16821.60918    16494.64373
2009-11-30  2009-12-31     8.69%          8.05%         11/2009  17120.42564    17012.41775
2009-12-31  2010-01-31    -2.94%         -3.68%         12/2009   18607.8118    18381.81652
2010-01-31  2010-02-28     4.39%          4.50%         01/2010  18061.55975    17705.15506
2010-02-28  2010-03-31     8.08%          8.14%         02/2010  18854.50627    18502.69792
2010-03-31  2010-04-30     7.27%          5.66%         03/2010  20378.81035    20008.60791
2010-04-30  2010-05-31    -7.42%         -7.59%         04/2010  21859.62356    21140.97975
2010-05-31  2010-06-30    -7.24%         -7.75%         05/2010  20237.78052    19537.36598
2010-06-30  2010-07-31     7.14%          6.87%         06/2010  18772.78855    18023.33753
2010-07-31  2010-08-31    -7.98%         -7.40%         07/2010  20113.70202    19261.88844
2010-08-31  2010-09-30    12.16%         12.46%         08/2010  18508.13458    17835.77807
2010-09-30  2010-10-31     4.34%          4.09%         09/2010  20758.90123    20058.05111
2010-10-31  2010-11-30     4.24%          3.47%         10/2010  21660.69336    20878.85552
2010-11-30  2010-12-31     8.19%          7.94%         11/2010  22580.16769    21602.80043
2010-12-31  2011-01-31    -1.09%         -0.26%         12/2010  24429.79005    23318.23325
2011-01-31  2011-02-28     5.87%          5.48%         01/2011  24163.67033     23258.1475
2011-02-28  2011-03-31     3.25%          2.59%         02/2011  25582.97549    24533.65872
2011-03-31  2011-04-30     1.68%          2.64%         03/2011  26413.67116    25169.47203
2011-04-30  2011-05-31    -1.92%         -1.87%         04/2011  26857.44924    25834.09819
2011-05-31  2011-06-30    -2.16%         -2.31%         05/2011  26342.66667    25349.74104
2011-06-30  2011-07-31    -2.69%         -3.61%         06/2011  25774.64362    24765.28256
2011-07-31  2011-08-31    -8.93%         -8.70%         07/2011  25081.39458    23870.13558
2011-08-31  2011-09-30   -10.58%        -11.21%         08/2011  22841.66693    21793.37793
2011-09-30  2011-10-31    15.43%         15.14%         09/2011   20425.2482    19350.29789
2011-10-31  2011-11-30    -0.60%         -0.36%         10/2011  23577.18276    22279.12145
2011-11-30  2011-12-31     0.86%          0.66%         11/2011  23434.72244    22197.90975
2011-12-31  2012-01-31     6.96%          7.07%         12/2011   23635.2929    22344.54025
2012-01-31  2012-02-29     1.91%          2.39%         01/2012  25280.10905    23923.20436
2012-02-29  2012-03-31     2.98%          2.56%         02/2012  25762.82683    24495.74347
2012-03-31  2012-04-30    -1.42%         -1.54%         03/2012  26531.59959    25123.38149
2012-04-30  2012-05-31    -6.97%         -6.62%         04/2012  26156.15242    24735.30378
2012-05-31  2012-06-30     5.12%          4.99%         05/2012  24332.55191    23098.08293
2012-06-30  2012-07-31    -0.91%         -1.38%         06/2012  25578.82737    24250.67455
2012-07-31  2012-08-31     3.12%          3.33%         07/2012  25345.47667    23915.55258
2012-08-31  2012-09-30     4.19%          3.28%         08/2012  26135.27906    24713.06845
2012-09-30  2012-10-31    -2.05%         -2.17%         09/2012  27230.56722     25524.5992
                                                     10/31/2012   26673.3741    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.13%      1.23%     10.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.


DFA Real Estate Securities Portfolio vs. S&P 500(R) IndexSM, Dow Jones U.S. Select REIT IndexSM
October 31, 2002 - October 31, 2012

                                                                                   DFA Real                Dow Jones
                                                                                    Estate                U.S. Select
                                                                                  Securities  S&P 500(R)     REIT
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate   Portfolio    IndexSM      IndexSM
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ----------- -----------
2002-10-31  2002-11-30     4.48%          5.89%             4.78%         10/2002       10000       10000       10000
2002-11-30  2002-12-31     1.31%         -5.88%             1.36%         11/2002 10448.49334 10588.59043 10478.07353
2002-12-31  2003-01-31    -2.52%         -2.62%            -2.91%         12/2002 10585.79466 9966.404855 10620.27231
2003-01-31  2003-02-28     1.80%         -1.50%             1.82%         01/2003 10318.73887 9705.285048 10311.10978
2003-02-28  2003-03-31     2.40%          0.97%             2.43%         02/2003 10504.19428 9559.705772 10498.84414
2003-03-31  2003-04-30     3.79%          8.24%             3.85%         03/2003 10756.41363 9652.530516 10754.43248
2003-04-30  2003-05-31     5.51%          5.27%             5.66%         04/2003 11164.41553 10447.60945 11168.94594
2003-05-31  2003-06-30     2.08%          1.28%             2.16%         05/2003 11780.12748   10998.094 11801.40102
2003-06-30  2003-07-31     5.12%          1.76%             5.32%         06/2003 12024.92862  11138.8696 12056.14056
2003-07-31  2003-08-31     0.70%          1.95%             0.83%         07/2003 12640.64057 11335.24787 12697.23342
2003-08-31  2003-09-30     3.44%         -1.06%             3.52%         08/2003 12729.65917  11556.2852 12802.98378
2003-09-30  2003-10-31     1.35%          5.66%             1.48%         09/2003 13167.33393 11433.55746 13253.19673
2003-10-31  2003-11-30     4.50%          0.88%             4.41%         10/2003 13345.37112  12080.3538 13449.06957
2003-11-30  2003-12-31     2.92%          5.24%             3.00%         11/2003 13946.24664 12186.66091 14041.68102
2003-12-31  2004-01-31     4.11%          1.84%             4.00%         12/2003 14353.75345 12825.72941  14462.6853
2004-01-31  2004-02-29     1.77%          1.39%             1.67%         01/2004 14944.37893 13061.14532 15041.46633
2004-02-29  2004-03-31     5.72%         -1.51%             6.01%         02/2004 15208.60612 13242.68797 15291.91195
2004-03-31  2004-04-30   -14.35%         -1.57%           -14.64%         03/2004 16079.00156 13042.85581 16210.91156
2004-04-30  2004-05-31     7.22%          1.37%             7.59%         04/2004 13770.89936 12838.08298 13837.56984
2004-05-31  2004-06-30     2.89%          1.94%             2.99%         05/2004 14765.63701 13014.22147 14888.08336
2004-06-30  2004-07-31     0.41%         -3.31%             0.50%         06/2004 15191.97543 13267.21794 15333.75274
2004-07-31  2004-08-31     7.96%          0.40%             8.26%         07/2004 15254.62276 12828.07303 15410.39429
2004-08-31  2004-09-30    -0.34%          1.08%            -0.48%         08/2004 16468.41461 12879.77016 16682.94364
2004-09-30  2004-10-31     5.40%          1.53%             5.57%         09/2004 16413.14684 13019.25807 16603.35625
2004-10-31  2004-11-30     4.35%          4.05%             4.45%         10/2004 17299.28425 13218.19233 17528.49718
2004-11-30  2004-12-31     5.01%          3.40%             5.19%         11/2004 18052.10895  13753.0004  18309.1925
2004-12-31  2005-01-31    -8.37%         -2.44%            -8.82%         12/2004 18956.98995   14221.015 19258.99852
2005-01-31  2005-02-28     3.14%          2.10%             3.23%         01/2005  17369.6624 13874.37776 17560.35211
2005-02-28  2005-03-31    -1.52%         -1.77%            -1.51%         02/2005 17915.30624 14166.29467 18127.05023
2005-03-31  2005-04-30     5.67%         -1.90%             6.00%         03/2005 17642.48431 13915.40959  17852.4388
2005-04-30  2005-05-31     3.28%          3.18%             3.31%         04/2005 18642.83136 13651.43427 18924.27216
2005-05-31  2005-06-30     5.11%          0.14%             5.21%         05/2005 19254.61386 14085.82291 19550.43614
2005-06-30  2005-07-31     7.27%          3.72%             7.63%         06/2005 20238.42625 14105.82477 20569.69389
2005-07-31  2005-08-31    -3.73%         -0.91%            -3.84%         07/2005 21710.01116 14630.56146 22138.92343
2005-08-31  2005-09-30     0.47%          0.81%             0.43%         08/2005 20899.81273 14497.13074 21289.07596
2005-09-30  2005-10-31    -2.26%         -1.67%            -2.12%         09/2005 20997.05183 14614.55749  21380.9959
2005-10-31  2005-11-30     4.50%          3.78%             4.64%         10/2005  20522.3069 14370.93282  20926.7886
2005-11-30  2005-12-31     0.02%          0.04%             0.10%         11/2005 21446.81017  14914.4415 21898.81318
2005-12-31  2006-01-31     7.68%          2.65%             7.84%         12/2005  21450.1551 14919.66156 21920.53245
2006-01-31  2006-02-28     1.89%          0.27%             2.14%         01/2006   23097.527 15314.73419 23638.75117
2006-02-28  2006-03-31     5.18%          1.25%             5.12%         02/2006 23535.11016 15356.23712  24144.7352
2006-03-31  2006-04-30    -3.78%          1.34%            -3.78%         03/2006 24753.47897 15547.42228 25380.83612
2006-04-30  2006-05-31    -2.99%         -2.88%            -2.77%         04/2006 23818.25221 15756.22416   24420.495
2006-05-31  2006-06-30     5.53%          0.14%             5.69%         05/2006 23106.10706 15302.76003 23744.50153
2006-06-30  2006-07-31     3.43%          0.62%             3.55%         06/2006 24383.49767 15323.57178 25095.43995
2006-07-31  2006-08-31     3.52%          2.38%             3.36%         07/2006 25220.14404 15418.11822 25986.47914
2006-08-31  2006-09-30     2.00%          2.58%             1.95%         08/2006 26108.54172 15784.96351 26859.74347
2006-09-30  2006-10-31     6.27%          3.26%             6.30%         09/2006  26630.1451 16191.74202 27382.35397
2006-10-31  2006-11-30     4.75%          1.90%             4.77%         10/2006 28299.96478 16719.43089 29108.21188
2006-11-30  2006-12-31    -2.13%          1.40%            -2.26%         11/2006  29645.5812 17037.43447 30496.49746
2006-12-31  2007-01-31     8.66%          1.51%             8.91%         12/2006 29014.47587 17276.43134 29806.32406
2007-01-31  2007-02-28    -2.33%         -1.96%            -2.24%         01/2007 31526.82655 17537.70592  32461.0676
2007-02-28  2007-03-31    -2.48%          1.12%            -2.56%         02/2007 30792.16805 17194.68908 31733.89654
2007-03-31  2007-04-30    -0.09%          4.43%            -0.04%         03/2007  30027.4398 17387.01168 30920.89694
2007-04-30  2007-05-31     0.00%          3.49%             0.07%         04/2007   30000.109 18157.17406 30908.16495
2007-05-31  2007-06-30    -9.38%         -1.66%            -9.39%         05/2007   30000.109 18790.77083 30928.93556
2007-06-30  2007-07-31    -7.87%         -3.10%            -7.85%         06/2007 27186.06541 18478.59355 28025.39407
2007-07-31  2007-08-31     6.05%          1.50%             5.91%         07/2007 25045.35799 17905.66827 25825.95627
2007-08-31  2007-09-30     3.91%          3.74%             3.91%         08/2007 26561.30959 18174.07549 27353.37772
2007-09-30  2007-10-31     1.13%          1.59%             1.14%         09/2007 27599.50675 18853.78591 28423.13624
2007-10-31  2007-11-30   -10.20%         -4.18%            -9.72%         10/2007 27911.88466 19153.74965 28748.58023
2007-11-30  2007-12-31    -5.86%         -0.69%            -5.32%         11/2007 25064.34349 18352.93137  25954.2448
2007-12-31  2008-01-31     0.04%         -6.00%            -0.48%         12/2007 23596.60345 18225.56203 24573.83552
2008-01-31  2008-02-29    -3.80%         -3.25%            -3.77%         01/2008 23606.67886 17132.02831 24456.16147
2008-02-29  2008-03-31     6.29%         -0.43%             6.65%         02/2008 22709.96763 16575.40871 23534.41245
2008-03-31  2008-04-30     5.90%          4.87%             6.16%         03/2008 24138.10102 16503.80294  25098.8384
2008-04-30  2008-05-31     0.20%          1.30%             0.22%         04/2008  25561.5524 17307.53814 26645.99374
2008-05-31  2008-06-30   -10.98%         -8.43%           -11.08%         05/2008  25612.0294 17532.53614 26705.91029
2008-06-30  2008-07-31     2.90%         -0.84%             2.89%         06/2008 22800.50275 16054.54334 23747.19731
2008-07-31  2008-08-31     2.47%          1.45%             2.27%         07/2008 23461.23957 15919.52463 24432.73885
2008-08-31  2008-09-30    -0.21%         -8.91%            -0.42%         08/2008 24040.65492 16149.72096 24986.53629
2008-09-30  2008-10-31   -31.53%        -16.80%           -32.38%         09/2008 23989.82901 14710.61933 24881.95536
2008-10-31  2008-11-30   -23.14%         -7.18%           -24.55%         10/2008 16426.93377 12239.97081  16824.2482
2008-11-30  2008-12-31    17.07%          1.06%            17.70%         11/2008 12625.15578  11361.7529 12693.71697
2008-12-31  2009-01-31   -17.75%         -8.43%           -18.08%         12/2008 14779.83928 11482.64196 14940.84023
2009-01-31  2009-02-28   -20.97%        -10.65%           -21.85%         01/2009 12156.76018 10514.81106  12239.3431
2009-02-28  2009-03-31     3.54%          8.76%             3.22%         02/2009 9607.422257 9395.193977 9564.923583
2009-03-31  2009-04-30    31.30%          9.57%            32.81%         03/2009 9947.685128 10218.16778 9872.954195
2009-04-30  2009-05-31     2.60%          5.59%             2.57%         04/2009 13061.65067 11196.14862 13112.10416
2009-05-31  2009-06-30    -3.10%          0.20%            -3.49%         05/2009 13401.74247 11822.34921 13448.50935
2009-06-30  2009-07-31    10.49%          7.56%            10.42%         06/2009 12986.53968 11845.75746 12978.54612
2009-07-31  2009-08-31    13.53%          3.61%            14.64%         07/2009 14348.46416 12741.73881 14330.36399
2009-08-31  2009-09-30     6.69%          3.73%             7.00%         08/2009 16289.47464 13201.71558 16428.47469
2009-09-30  2009-10-31    -4.56%         -1.86%            -4.54%         09/2009 17379.73432  13694.4036  17578.4399
2009-10-31  2009-11-30     6.87%          6.00%             6.88%         10/2009 16587.77389 13440.00171 16781.21736
2009-11-30  2009-12-31     6.87%          1.93%             7.00%         11/2009 17726.89505 14246.13301 17936.23389
2009-12-31  2010-01-31    -5.22%         -3.60%            -5.72%         12/2009 18943.86788  14521.3683 19192.34652
2010-01-31  2010-02-28     5.51%          3.10%             5.68%         01/2010 17954.34489 13999.03468 18094.53057
2010-02-28  2010-03-31    10.17%          6.03%            10.22%         02/2010 18943.86788 14432.68278 19122.21312
2010-03-31  2010-04-30     7.03%          1.58%             7.07%         03/2010 20870.06111 15303.60859 21075.85088
2010-04-30  2010-05-31    -5.34%         -7.99%            -5.39%         04/2010  22337.9184 15545.20666 22565.59453
2010-05-31  2010-06-30    -5.18%         -5.23%            -5.36%         05/2010 21145.97414 14303.92191 21350.31281
2010-06-30  2010-07-31     9.87%          7.01%             9.89%         06/2010 20050.52756  13555.1402 20205.28177
2010-07-31  2010-08-31    -1.26%         -4.51%            -1.34%         07/2010 22028.90555 14504.85399 22203.05712
2010-08-31  2010-09-30     4.33%          8.92%             4.43%         08/2010 21751.04347 13850.04686 21906.07702
2010-09-30  2010-10-31     4.68%          3.80%             4.63%         09/2010 22693.27172 15086.08045 22876.30521
2010-10-31  2010-11-30    -1.98%          0.01%            -1.95%         10/2010 23755.79554 15660.09072 23934.60888
2010-11-30  2010-12-31     4.68%          6.68%             4.74%         11/2010 23286.04817 15662.09521 23468.56781
2010-12-31  2011-01-31     3.53%          2.37%             3.55%         12/2010  24375.0746  16708.8087 24580.44573
2011-01-31  2011-02-28     4.53%          3.43%             4.57%         01/2011 25234.30729 17104.82417 25453.46137
2011-02-28  2011-03-31    -1.50%          0.04%            -1.46%         02/2011  26376.1823 17690.81834 26616.01764
2011-03-31  2011-04-30     5.79%          2.96%             5.93%         03/2011 25980.48304  17697.8416  26226.2687
2011-04-30  2011-05-31     1.36%         -1.13%             1.55%         04/2011 27484.14024 18221.96318 27781.27009
2011-05-31  2011-06-30    -3.29%         -1.67%            -3.35%         05/2011 27857.22812 18015.70878 28212.71008
2011-06-30  2011-07-31     1.64%         -2.03%             1.82%         06/2011 26940.68806 17715.40493 27266.89736
2011-07-31  2011-08-31    -5.38%         -5.43%            -5.48%         07/2011 27382.52441 17355.17988 27763.14572
2011-08-31  2011-09-30   -10.98%         -7.03%           -11.20%         08/2011 25909.73658 16412.42916 26241.84668
2011-09-30  2011-10-31    14.42%         10.93%            14.69%         09/2011 23063.77879 15258.66821  23303.1517
2011-10-31  2011-11-30    -3.78%         -0.22%            -3.93%         10/2011 26389.41225 16926.33384 26727.21042
2011-11-30  2011-12-31     4.59%          1.02%             4.70%         11/2011 25390.58718 16888.94356  25675.9468
2011-12-31  2012-01-31     6.32%          4.48%             6.43%         12/2011  26556.7638 17061.70057 26883.04009
2012-01-31  2012-02-29    -1.06%          4.32%            -1.11%         01/2012 28235.97017 17826.32068 28611.84573
2012-02-29  2012-03-31     5.15%          3.29%             5.24%         02/2012 27936.93342 18597.14861  28292.8967
2012-03-31  2012-04-30     2.86%         -0.63%             3.01%         03/2012  29374.6101 19209.16218   29774.402
2012-04-30  2012-05-31    -4.57%         -6.01%            -4.56%         04/2012 30214.21329 19088.60547 30669.88587
2012-05-31  2012-06-30     5.64%          4.12%             5.53%         05/2012 28834.04367 17941.38029 29270.76409
2012-06-30  2012-07-31     1.97%          1.39%             1.90%         06/2012 30460.20266 18680.60498 30890.22434
2012-07-31  2012-08-31    -0.15%          2.25%            -0.27%         07/2012 31061.31481 18940.05976 31477.59386
2012-08-31  2012-09-30    -1.87%          2.58%            -1.97%         08/2012 31015.07541 19366.64291  31393.1133
2012-09-30  2012-10-31    -0.77%         -1.85%            -0.91%         09/2012 30436.39907 19867.11129 30774.13847
                                                                       10/31/2012 30202.54275 19500.27841 30492.83621

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.45%      1.59%     11.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


The S&P data are provided by Standard & Poor's Index Services Group.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Large Cap International Portfolio vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                Large Cap International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate          Portfolio        USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------- --------------------
2002-10-31  2002-11-30     4.40%          4.60%         10/2002             10000                 10000
2002-11-30  2002-12-31    -3.11%         -3.23%         11/2002       10440.03451           10460.38388
2002-12-31  2003-01-31    -4.00%         -3.81%         12/2002       10114.91391           10122.31597
2003-01-31  2003-02-28    -2.44%         -1.97%         01/2003       9710.668868           9736.633173
2003-02-28  2003-03-31    -1.95%         -1.93%         02/2003       9473.394604           9544.699524
2003-03-31  2003-04-30     9.46%          9.60%         03/2003       9288.847955           9360.754077
2003-04-30  2003-05-31     5.96%          6.20%         04/2003       10167.64152            10259.0855
2003-05-31  2003-06-30     2.37%          2.43%         05/2003       10774.00908           10895.37242
2003-06-30  2003-07-31     2.31%          2.29%         06/2003       11028.85921           11160.05075
2003-07-31  2003-08-31     2.26%          2.58%         07/2003       11283.70935           11416.08512
2003-08-31  2003-09-30     3.05%          3.00%         08/2003       11538.55948           11710.45636
2003-09-30  2003-10-31     5.99%          6.26%         09/2003       11890.07691           12061.78555
2003-10-31  2003-11-30     2.16%          2.27%         10/2003       12601.89969           12817.10429
2003-11-30  2003-12-31     7.40%          7.67%         11/2003        12874.3257           13107.63318
2003-12-31  2004-01-31     1.29%          1.39%         12/2003       13827.55284           14112.72688
2004-01-31  2004-02-29     2.23%          2.30%         01/2004       14006.31888           14309.22909
2004-02-29  2004-03-31     0.75%          0.50%         02/2004       14319.15944            14638.3333
2004-03-31  2004-04-30    -3.10%         -2.62%         03/2004       14426.41906           14711.61449
2004-04-30  2004-05-31     0.77%          0.47%         04/2004       13979.50397           14326.52241
2004-05-31  2004-06-30     2.78%          2.31%         05/2004        14086.7636           14393.48999
2004-06-30  2004-07-31    -3.75%         -3.05%         06/2004       14478.06171           14725.88378
2004-07-31  2004-08-31     0.65%          0.42%         07/2004       13935.81221            14276.8102
2004-08-31  2004-09-30     1.96%          2.91%         08/2004       14026.18713           14336.16895
2004-09-30  2004-10-31     3.37%          3.59%         09/2004       14301.48347           14754.05385
2004-10-31  2004-11-30     6.33%          6.65%         10/2004       14782.73974            15284.2776
2004-11-30  2004-12-31     4.52%          4.22%         11/2004       15718.01137           16300.75747
2004-12-31  2005-01-31    -1.78%         -1.97%         12/2004       16428.92772           16989.40669
2005-01-31  2005-02-28     3.86%          4.45%         01/2005       16135.88107           16654.94269
2005-02-28  2005-03-31    -2.36%         -2.27%         02/2005        16758.6052           17395.84581
2005-03-31  2005-04-30    -2.02%         -2.55%         03/2005       16363.82933           17000.98254
2005-04-30  2005-05-31    -0.63%          0.18%         04/2005       16033.61753           16567.48433
2005-05-31  2005-06-30     1.44%          1.63%         05/2005       15932.71948           16597.69751
2005-06-30  2005-07-31     3.04%          3.23%         06/2005       16162.25476           16869.00377
2005-07-31  2005-08-31     3.68%          2.76%         07/2005       16654.27056           17413.79488
2005-08-31  2005-09-30     3.31%          4.56%         08/2005       17266.96947           17894.53946
2005-09-30  2005-10-31    -2.20%         -3.23%         09/2005       17839.10808           18711.18961
2005-10-31  2005-11-30     1.55%          2.65%         10/2005       17447.44967           18106.58452
2005-11-30  2005-12-31     5.22%          4.64%         11/2005       17717.88047           18586.07722
2005-12-31  2006-01-31     5.84%          6.32%         12/2005       18642.62603            19447.8385
2006-01-31  2006-02-28    -0.67%         -0.34%         01/2006        19731.5206           20677.90796
2006-02-28  2006-03-31     3.69%          3.17%         02/2006       19600.10229            20608.4637
2006-03-31  2006-04-30     4.85%          4.78%         03/2006       20322.88337           21262.03853
2006-04-30  2006-05-31    -3.62%         -3.80%         04/2006       21309.43111           22278.72975
2006-05-31  2006-06-30    -0.39%         -0.13%         05/2006       20538.98431           21432.31082
2006-06-30  2006-07-31     1.07%          0.94%         06/2006       20458.14278            21404.7152
2006-07-31  2006-08-31     2.63%          2.84%         07/2006       20677.20111           21605.26571
2006-08-31  2006-09-30    -0.04%         -0.08%         08/2006       21220.08478           22219.30598
2006-09-30  2006-10-31     3.84%          3.95%         09/2006       21211.58156           22201.41652
2006-10-31  2006-11-30     2.96%          2.98%         10/2006       22025.93767           23078.81278
2006-11-30  2006-12-31     2.64%          2.87%         11/2006       22678.90385           23766.23179
2006-12-31  2007-01-31     1.28%          0.61%         12/2006       23277.04445           24447.67862
2007-01-31  2007-02-28     0.29%          0.80%         01/2007       23575.59156           24596.81523
2007-02-28  2007-03-31     2.77%          2.56%         02/2007       23643.00543           24793.58307
2007-03-31  2007-04-30     3.53%          4.55%         03/2007       24296.80678           25428.87548
2007-04-30  2007-05-31     3.10%          2.22%         04/2007        25154.9083           26585.83302
2007-05-31  2007-06-30    -0.19%          0.10%         05/2007       25935.87709           27176.22708
2007-06-30  2007-07-31    -1.89%         -1.38%         06/2007       25887.55844            27203.4992
2007-07-31  2007-08-31    -0.69%         -1.45%         07/2007       25399.11395           26827.45133
2007-08-31  2007-09-30     5.49%          5.68%         08/2007       25223.27393           26439.13227
2007-09-30  2007-10-31     4.46%          4.35%         09/2007       26607.05793           27941.23223
2007-10-31  2007-11-30    -3.57%         -3.91%         10/2007       27795.04833            29155.8544
2007-11-30  2007-12-31    -2.33%         -1.88%         11/2007       26802.95817           28015.69869
2007-12-31  2008-01-31    -7.57%         -9.02%         12/2007        26177.5541           27489.05893
2008-01-31  2008-02-29    -0.08%          1.81%         01/2008       24194.70953           25010.60702
2008-02-29  2008-03-31    -0.35%         -1.43%         02/2008        24174.6808           25463.85563
2008-03-31  2008-04-30     5.29%          5.56%         03/2008         24090.135           25100.36419
2008-04-30  2008-05-31     2.10%          1.52%         04/2008       25364.37371           26495.58367
2008-05-31  2008-06-30    -7.96%         -7.78%         05/2008       25896.14262             26897.647
2008-06-30  2008-07-31    -3.64%         -3.56%         06/2008       23833.69433           24806.01124
2008-07-31  2008-08-31    -4.27%         -3.87%         07/2008       22966.08661           23923.25865
2008-08-31  2008-09-30   -12.16%        -14.44%         08/2008       21986.20025           22998.07514
2008-09-30  2008-10-31   -21.08%        -20.80%         09/2008       19312.46685           19677.65227
2008-10-31  2008-11-30    -6.01%         -5.42%         10/2008       15240.53244           15584.31425
2008-11-30  2008-12-31     7.01%          5.27%         11/2008        14324.6598            14739.1788
2008-12-31  2009-01-31   -11.23%         -9.33%         12/2008       15328.53788           15516.16027
2009-01-31  2009-02-28   -10.06%        -10.12%         01/2009       13606.92943           14068.39209
2009-02-28  2009-03-31     7.69%          6.59%         02/2009       12237.93958           12644.22388
2009-03-31  2009-04-30    11.37%         12.90%         03/2009        13179.3387           13477.42184
2009-04-30  2009-05-31    13.97%         12.65%         04/2009        14678.4104           15215.45069
2009-05-31  2009-06-30    -1.39%         -1.04%         05/2009       16729.22377           17139.69107
2009-06-30  2009-07-31     9.60%          9.39%         06/2009       16497.15383            16962.2042
2009-07-31  2009-08-31     3.91%          4.79%         07/2009       18081.38755           18554.91583
2009-08-31  2009-09-30     4.26%          4.13%         08/2009       18789.01194           19444.16669
2009-09-30  2009-10-31    -2.59%         -1.61%         09/2009       19589.36786            20246.4017
2009-10-31  2009-11-30     3.72%          2.47%         10/2009       19081.10318           19921.38374
2009-11-30  2009-12-31     1.19%          1.59%         11/2009       19790.55596           20414.28949
2009-12-31  2010-01-31    -5.17%         -4.69%         12/2009       20025.42962           20739.71496
2010-01-31  2010-02-28     0.67%         -0.10%         01/2010        18989.4474           19767.55316
2010-02-28  2010-03-31     6.30%          6.44%         02/2010       19117.61015           19747.74296
2010-03-31  2010-04-30    -1.95%         -1.49%         03/2010       20322.10055           21018.97237
2010-04-30  2010-05-31   -10.90%        -11.03%         04/2010       19926.14598            20705.5737
2010-05-31  2010-06-30    -1.63%         -1.45%         05/2010        17753.7466           18420.71863
2010-06-30  2010-07-31    10.32%          9.24%         06/2010       17465.22624           18154.24072
2010-07-31  2010-08-31    -3.44%         -2.99%         07/2010       19268.22845           19832.15152
2010-08-31  2010-09-30     9.84%          9.59%         08/2010       18605.67944           19239.37361
2010-09-30  2010-10-31     3.63%          3.56%         09/2010       20436.61425           21084.94731
2010-10-31  2010-11-30    -4.38%         -4.23%         10/2010       21178.17762           21836.08012
2010-11-30  2010-12-31     8.03%          8.05%         11/2010        20251.2234           20911.33371
2010-12-31  2011-01-31     2.26%          2.15%         12/2010       21877.75571           22595.14698
2011-01-31  2011-02-28     3.93%          3.71%         01/2011       22372.23036           23081.88961
2011-02-28  2011-03-31    -2.29%         -2.00%         02/2011       23251.29638           23937.75502
2011-03-31  2011-04-30     5.72%          5.45%         03/2011       22718.78263           23458.22183
2011-04-30  2011-05-31    -2.84%         -2.96%         04/2011       24018.88755           24735.79508
2011-05-31  2011-06-30    -1.42%         -1.42%         05/2011       23335.78157           24002.51829
2011-06-30  2011-07-31    -2.04%         -1.65%         06/2011       23005.27812            23660.6711
2011-07-31  2011-08-31    -8.39%         -8.45%         07/2011        22535.5544           23270.36799
2011-08-31  2011-09-30   -11.01%        -10.04%         08/2011       20645.47564           21303.01857
2011-09-30  2011-10-31     9.68%          9.73%         09/2011       18372.40266           19163.70779
2011-10-31  2011-11-30    -2.51%         -4.62%         10/2011       20150.01419           21027.44381
2011-11-30  2011-12-31    -2.30%         -1.09%         11/2011       19643.73242           20055.70845
2011-12-31  2012-01-31     6.04%          5.40%         12/2011       19191.87442           19836.86573
2012-01-31  2012-02-29     4.85%          5.50%         01/2012       20350.20057           20907.86348
2012-02-29  2012-03-31    -0.17%         -0.74%         02/2012       21338.18464           22057.34745
2012-03-31  2012-04-30    -1.93%         -1.70%         03/2012       21300.88292           21894.09324
2012-04-30  2012-05-31   -11.07%        -11.40%         04/2012       20890.81245           21522.48712
2012-05-31  2012-06-30     6.63%          6.55%         05/2012       18578.47062            19068.8287
2012-06-30  2012-07-31     0.29%          1.25%         06/2012       19809.36437           20318.28267
2012-07-31  2012-08-31     3.38%          2.85%         07/2012       19867.32038           20571.27444
2012-08-31  2012-09-30     2.98%          3.04%         08/2012       20539.61011           21158.19849
2012-09-30  2012-10-31     0.88%          0.70%         09/2012       21151.05982           21800.59481
                                                     10/31/2012       21337.31022           21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.89%      -5.15%     7.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Core Equity Portfolio vs. MSCI World ex USA Index (net div.) September 15, 2005 - October 31, 2012

                                                                International Core Equity    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------
2005-09-15  2005-09-30     1.00%          1.71%         09/2005              10000                  10000
2005-09-30  2005-10-31    -2.38%         -3.23%         09/2005              10100            10170.83717
2005-10-31  2005-11-30     2.13%          2.65%         10/2005        9859.999997            9842.192116
2005-11-30  2005-12-31     5.62%          4.64%         11/2005              10070            10102.82986
2005-12-31  2006-01-31     6.51%          6.32%         12/2005        10636.30827            10571.25724
2006-01-31  2006-02-28     0.09%         -0.34%         01/2006        11328.67174            11239.88582
2006-02-28  2006-03-31     3.90%          3.17%         02/2006        11338.70599            11202.13802
2006-03-31  2006-04-30     4.77%          4.78%         03/2006        11781.27728            11557.40155
2006-04-30  2006-05-31    -4.07%         -3.80%         04/2006        12343.24621            12110.04417
2006-05-31  2006-06-30    -1.17%         -0.13%         05/2006        11841.48824            11649.95642
2006-06-30  2006-07-31     0.52%          0.94%         06/2006        11702.58559            11634.95628
2006-07-31  2006-08-31     2.93%          2.84%         07/2006        11763.43092            11743.96947
2006-08-31  2006-09-30     0.54%         -0.08%         08/2006        12108.22114             12077.7432
2006-09-30  2006-10-31     3.93%          3.95%         09/2006        12173.07014            12068.01903
2006-10-31  2006-11-30     3.52%          2.98%         10/2006        12651.84361            12544.94512
2006-11-30  2006-12-31     3.09%          2.87%         11/2006        13096.89114            12918.60532
2006-12-31  2007-01-31     1.83%          0.61%         12/2006        13502.22208            13289.01922
2007-01-31  2007-02-28     0.52%          0.80%         01/2007        13748.65047            13370.08538
2007-02-28  2007-03-31     3.17%          2.56%         02/2007        13820.52541            13477.04243
2007-03-31  2007-04-30     3.75%          4.55%         03/2007        14258.15172            13822.36819
2007-04-30  2007-05-31     2.78%          2.22%         04/2007        14792.31879            14451.25534
2007-05-31  2007-06-30    -0.60%          0.10%         05/2007        15203.21654             14772.1757
2007-06-30  2007-07-31    -1.72%         -1.38%         06/2007        15111.54693            14787.00001
2007-07-31  2007-08-31    -1.89%         -1.45%         07/2007        14851.71979            14582.59174
2007-08-31  2007-09-30     4.27%          5.68%         08/2007        14571.10647            14371.51324
2007-09-30  2007-10-31     4.74%          4.35%         09/2007        15193.08335            15188.00938
2007-10-31  2007-11-30    -5.49%         -3.91%         10/2007        15913.08524            15848.24128
2007-11-30  2007-12-31    -2.60%         -1.88%         11/2007        15039.99798             15228.4871
2007-12-31  2008-01-31    -7.54%         -9.02%         12/2007        14649.06518            14942.22164
2008-01-31  2008-02-29     0.16%          1.81%         01/2008        13545.07766            13595.01009
2008-02-29  2008-03-31     0.46%         -1.43%         02/2008        13566.30819            13841.38234
2008-03-31  2008-04-30     4.13%          5.56%         03/2008        13628.76581            13643.79937
2008-04-30  2008-05-31     1.65%          1.52%         04/2008        14192.20152            14402.19851
2008-05-31  2008-06-30    -9.29%         -7.78%         05/2008         14426.0805            14620.74799
2008-06-30  2008-07-31    -3.97%         -3.56%         06/2008        13085.99796              13483.798
2008-07-31  2008-08-31    -3.79%         -3.87%         07/2008        12566.88399            13003.96038
2008-08-31  2008-09-30   -12.76%        -14.44%         08/2008        12091.02952            12501.05858
2008-09-30  2008-10-31   -22.66%        -20.80%         09/2008        10548.31334            10696.17706
2008-10-31  2008-11-30    -6.03%         -5.42%         10/2008        8157.763078            8471.162225
2008-11-30  2008-12-31     6.99%          5.27%         11/2008        7665.672812            8011.772138
2008-12-31  2009-01-31   -10.84%         -9.33%         12/2008        8201.798787            8434.115781
2009-01-31  2009-02-28   -10.51%        -10.12%         01/2009        7312.447111            7647.152754
2009-02-28  2009-03-31     8.43%          6.59%         02/2009        6543.871588            6873.017959
2009-03-31  2009-04-30    15.06%         12.90%         03/2009        7095.446521             7325.91919
2009-04-30  2009-05-31    15.11%         12.65%         04/2009        8164.170608            8270.659143
2009-05-31  2009-06-30    -0.84%         -1.04%         05/2009        9398.161306            9316.618056
2009-06-30  2009-07-31     9.94%          9.39%         06/2009        9319.178937            9220.141559
2009-07-31  2009-08-31     5.56%          4.79%         07/2009        10245.51648            10085.89147
2009-08-31  2009-09-30     4.86%          4.13%         08/2009        10814.71184            10569.26136
2009-09-30  2009-10-31    -3.02%         -1.61%         09/2009        11340.07285            11005.33206
2009-10-31  2009-11-30     2.66%          2.47%         10/2009        10997.28168            10828.66212
2009-11-30  2009-12-31     1.20%          1.59%         11/2009        11289.34432            11096.59079
2009-12-31  2010-01-31    -4.24%         -4.69%         12/2009        11424.47812            11273.48224
2010-01-31  2010-02-28     0.10%         -0.10%         01/2010        10940.00814            10745.04447
2010-02-28  2010-03-31     7.46%          6.44%         02/2010        10951.27488            10734.27624
2010-03-31  2010-04-30    -0.48%         -1.49%         03/2010        11768.61429            11425.27813
2010-04-30  2010-05-31   -11.75%        -11.03%         04/2010        11712.19716            11254.92409
2010-05-31  2010-06-30    -1.67%         -1.45%         05/2010        10335.61907            10012.94593
2010-06-30  2010-07-31    10.57%          9.24%         06/2010        10163.34335            9868.096585
2010-07-31  2010-08-31    -4.07%         -2.99%         07/2010        11237.98258            10780.15819
2010-08-31  2010-09-30    10.69%          9.59%         08/2010        10780.68929            10457.94203
2010-09-30  2010-10-31     3.65%          3.56%         09/2010        11933.21274            11461.14011
2010-10-31  2010-11-30    -3.99%         -4.23%         10/2010        12369.23398            11869.43321
2010-11-30  2010-12-31     9.58%          8.05%         11/2010        11875.84152            11366.76901
2010-12-31  2011-01-31     2.58%          2.15%         12/2010        13013.38097            12282.03901
2011-01-31  2011-02-28     3.38%          3.71%         01/2011         13348.5391            12546.61759
2011-02-28  2011-03-31    -1.75%         -2.00%         02/2011        13799.26898            13011.84017
2011-03-31  2011-04-30     5.38%          5.45%         03/2011         13557.4505            12751.18042
2011-04-30  2011-05-31    -3.08%         -2.96%         04/2011        14287.46707            13445.63062
2011-05-31  2011-06-30    -1.77%         -1.42%         05/2011        13847.13962            13047.04352
2011-06-30  2011-07-31    -2.25%         -1.65%         06/2011        13602.18115            12861.22572
2011-07-31  2011-08-31    -8.83%         -8.45%         07/2011        13296.77811            12649.06875
2011-08-31  2011-09-30   -11.66%        -10.04%         08/2011        12122.15107            11579.67706
2011-09-30  2011-10-31     9.16%          9.73%         09/2011        10709.04568            10416.81238
2011-10-31  2011-11-30    -3.03%         -4.62%         10/2011        11690.11719            11429.88295
2011-11-30  2011-12-31    -2.55%         -1.09%         11/2011        11335.51303            10901.67697
2011-12-31  2012-01-31     7.34%          5.40%         12/2011        11046.57488            10782.72069
2012-01-31  2012-02-29     5.13%          5.50%         01/2012        11857.77045             11364.8827
2012-02-29  2012-03-31    -0.01%         -0.74%         02/2012        12466.16712            11989.70744
2012-03-31  2012-04-30    -2.21%         -1.70%         03/2012        12465.06145            11900.96739
2012-04-30  2012-05-31   -11.96%        -11.40%         04/2012        12190.18473            11698.97353
2012-05-31  2012-06-30     6.13%          6.55%         05/2012        10732.14303            10365.23897
2012-06-30  2012-07-31    -0.11%          1.25%         06/2012         11389.6719            11044.40439
2012-07-31  2012-08-31     3.53%          2.85%         07/2012        11377.51643            11181.92306
2012-08-31  2012-09-30     3.55%          3.04%         08/2012        11778.64682            11500.95724
2012-09-30  2012-10-31     1.10%          0.70%         09/2012        12197.22662            11850.14447
                                                     10/31/2012        12331.53042            11933.18629

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      5.49%      -4.97%        2.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


International Small Company Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                International Small
                                                                Company Portfolio-      MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- --------------------------
2002-10-31  2002-11-30     2.63%          2.80%         10/2002           10000                 10000
2002-11-30  2002-12-31     0.67%         -1.63%         11/2002      10263.1579             10280.361
2002-12-31  2003-01-31    -0.27%         -1.08%         12/2002     10331.88937             10112.682
2003-01-31  2003-02-28     0.55%         -0.73%         01/2003     10303.66016             10003.911
2003-02-28  2003-03-31    -0.41%         -0.97%         02/2003     10360.11858             9930.5819
2003-03-31  2003-04-30     8.21%          9.17%         03/2003     10317.77476             9834.5209
2003-04-30  2003-05-31     9.23%          8.84%         04/2003     11164.65095             10735.979
2003-05-31  2003-06-30     4.51%          5.21%         05/2003     12195.01696             11685.101
2003-06-30  2003-07-31     3.43%          3.02%         06/2003     12745.48648             12294.465
2003-07-31  2003-08-31     5.14%          6.58%         07/2003     13183.03917              12665.51
2003-08-31  2003-09-30     5.70%          5.72%         08/2003     13860.54011             13499.138
2003-09-30  2003-10-31     5.39%          7.97%         09/2003     14650.95788             14270.804
2003-10-31  2003-11-30     0.55%          0.09%         10/2003     15441.37564             15408.626
2003-11-30  2003-12-31     5.66%          6.10%         11/2003     15526.06326             15422.192
2003-12-31  2004-01-31     5.59%          4.30%         12/2003     16405.05144             16363.492
2004-01-31  2004-02-29     2.98%          3.03%         01/2004     17322.81656             17067.328
2004-02-29  2004-03-31     4.02%          3.85%         02/2004     17839.05943             17584.053
2004-03-31  2004-04-30    -3.01%         -3.57%         03/2004     18556.06343             18261.736
2004-04-30  2004-05-31    -1.12%         -1.08%         04/2004     17996.80031             17609.596
2004-05-31  2004-06-30     4.66%          5.05%         05/2004     17796.03919             17419.674
2004-06-30  2004-07-31    -3.65%         -4.41%         06/2004     18625.06862             18299.378
2004-07-31  2004-08-31     0.89%          0.52%         07/2004     17944.89907             17492.392
2004-08-31  2004-09-30     2.38%          2.74%         08/2004     18104.08768             17583.076
2004-09-30  2004-10-31     3.21%          3.70%         09/2004     18534.81537             18064.114
2004-10-31  2004-11-30     7.21%          8.00%         10/2004     19130.36979             18732.508
2004-11-30  2004-12-31     4.71%          4.66%         11/2004     20510.31294             20230.498
2004-12-31  2005-01-31     2.37%          1.54%         12/2004     21477.25337             21173.631
2005-01-31  2005-02-28     4.43%          4.25%         01/2005     21986.47695             21499.823
2005-02-28  2005-03-31    -1.76%         -1.63%         02/2005     22959.99262              22413.38
2005-03-31  2005-04-30    -2.39%         -2.82%         03/2005     22555.60919             22048.446
2005-04-30  2005-05-31    -1.70%          0.24%         04/2005     22016.43128             21427.471
2005-05-31  2005-06-30     2.52%          2.65%         05/2005     21642.00218             21477.946
2005-06-30  2005-07-31     3.61%          4.34%         06/2005      22187.2913             22047.591
2005-07-31  2005-08-31     4.41%          3.07%         07/2005     22988.87715             23005.512
2005-08-31  2005-09-30     2.39%          4.05%         08/2005     24002.20265             23711.548
2005-09-30  2005-10-31    -1.98%         -3.64%         09/2005     24574.66963             24672.769
2005-10-31  2005-11-30     1.95%          3.33%         10/2005     24089.24405             23773.878
2005-11-30  2005-12-31     6.65%          7.77%         11/2005     24559.50008             24566.442
2005-12-31  2006-01-31     6.91%          7.13%         12/2005     26192.91935             26476.052
2006-01-31  2006-02-28    -0.63%         -1.26%         01/2006     28003.19451             28363.541
2006-02-28  2006-03-31     4.61%          4.70%         02/2006     27826.97304             28007.528
2006-03-31  2006-04-30     4.73%          4.65%         03/2006     29108.58376             29324.273
2006-04-30  2006-05-31    -5.04%         -5.53%         04/2006      30486.3153             30689.171
2006-05-31  2006-06-30    -1.92%         -2.44%         05/2006     28948.38242             28993.193
2006-06-30  2006-07-31    -1.08%         -2.44%         06/2006     28392.62357             28287.156
2006-07-31  2006-08-31     2.65%          2.92%         07/2006     28085.23904             27596.275
2006-08-31  2006-09-30     0.74%         -0.27%         08/2006     28829.43317             28403.138
2006-09-30  2006-10-31     3.97%          3.97%         09/2006     29042.73182             28326.754
2006-10-31  2006-11-30     4.52%          4.30%         10/2006     30195.99466             29451.377
2006-11-30  2006-12-31     3.64%          2.96%         11/2006     31560.41831             30718.135
2006-12-31  2007-01-31     2.80%          2.04%         12/2006     32709.04391             31627.537
2007-01-31  2007-02-28     1.41%          1.75%         01/2007     33624.21923             32272.711
2007-02-28  2007-03-31     3.74%          3.31%         02/2007     34098.75459             32838.967
2007-03-31  2007-04-30     3.31%          3.86%         03/2007     35374.02149             33927.454
2007-04-30  2007-05-31     2.04%          1.48%         04/2007     36544.11136             35235.682
2007-05-31  2007-06-30    -0.16%         -0.22%         05/2007     37290.25563             35756.404
2007-06-30  2007-07-31     0.05%         -0.62%         06/2007     37229.96027             35678.494
2007-07-31  2007-08-31    -3.86%         -5.27%         07/2007      37247.0775             35458.883
2007-08-31  2007-09-30     2.20%          2.26%         08/2007     35809.23076             33588.853
2007-09-30  2007-10-31     5.40%          6.75%         09/2007     36596.47595             34347.375
2007-10-31  2007-11-30    -7.31%         -8.22%         10/2007      38573.2701             36666.456
2007-11-30  2007-12-31    -3.34%         -2.93%         11/2007     35754.18976             33651.894
2007-12-31  2008-01-31    -7.61%         -9.69%         12/2007     34560.52272             32665.849
2008-01-31  2008-02-29     2.53%          4.75%         01/2008     31931.71701             29499.344
2008-02-29  2008-03-31     0.13%         -1.10%         02/2008     32740.58032             30900.251
2008-03-31  2008-04-30     2.13%          2.43%         03/2008     32783.46742             30559.071
2008-04-30  2008-05-31     2.64%          2.02%         04/2008      33483.3392             31302.661
2008-05-31  2008-06-30    -7.40%         -7.72%         05/2008     34367.38776             31934.986
2008-06-30  2008-07-31    -4.81%         -5.04%         06/2008      31822.6109             29469.086
2008-07-31  2008-08-31    -3.94%         -3.70%         07/2008     30292.13929             27983.115
2008-08-31  2008-09-30   -15.16%        -17.59%         08/2008     29097.62486             26948.389
2008-09-30  2008-10-31   -23.42%        -24.69%         09/2008      24686.0938             22208.126
2008-10-31  2008-11-30    -5.16%         -4.85%         10/2008     18904.10377             16725.993
2008-11-30  2008-12-31     8.21%          6.67%         11/2008     17927.92364             15915.498
2008-12-31  2009-01-31    -7.90%         -5.81%         12/2008     19399.00778             16976.822
2009-01-31  2009-02-28    -9.11%         -9.13%         01/2009     17866.01302             15990.854
2009-02-28  2009-03-31     6.62%          6.42%         02/2009     16238.38895             14530.258
2009-03-31  2009-04-30    13.25%         15.42%         03/2009     17312.62084             15463.346
2009-04-30  2009-05-31    14.89%         14.80%         04/2009     19607.06456             17847.053
2009-05-31  2009-06-30     1.05%          1.20%         05/2009     22527.26566             20488.083
2009-06-30  2009-07-31     7.50%          8.04%         06/2009     22764.07949             20734.192
2009-07-31  2009-08-31     6.35%          7.71%         07/2009       24470.906             22400.383
2009-08-31  2009-09-30     5.32%          5.62%         08/2009     26024.30991             24126.942
2009-09-30  2009-10-31    -1.82%         -1.54%         09/2009     27408.43525             25482.953
2009-10-31  2009-11-30     1.36%          0.78%         10/2009     26908.35152             25089.837
2009-11-30  2009-12-31     0.97%          1.26%         11/2009     27273.79732             25285.398
2009-12-31  2010-01-31    -1.55%         -1.32%         12/2009     27538.60659             25605.138
2010-01-31  2010-02-28    -0.14%         -0.57%         01/2010      27112.8516             25267.753
2010-02-28  2010-03-31     7.14%          7.43%         02/2010      27074.1466             25123.106
2010-03-31  2010-04-30     1.54%          1.98%         03/2010     29008.05027             26990.811
2010-04-30  2010-05-31   -11.83%        -12.02%         04/2010     29453.43423             27524.185
2010-05-31  2010-06-30    -0.23%         -0.94%         05/2010     25967.82071             24217.067
2010-06-30  2010-07-31     9.14%          8.58%         06/2010     25906.84332             23989.846
2010-07-31  2010-08-31    -2.98%         -2.60%         07/2010     28274.46268             26047.283
2010-08-31  2010-09-30    11.00%         11.35%         08/2010     27433.07728             25370.528
2010-09-30  2010-10-31     3.93%          4.12%         09/2010     30450.27879             28249.163
2010-10-31  2010-11-30    -2.79%         -2.62%         10/2010     31646.32965             29413.479
2010-11-30  2010-12-31    10.92%         11.31%         11/2010     30763.99704             28642.447
2010-12-31  2011-01-31     1.22%          0.52%         12/2010     34123.45077             31880.684
2011-01-31  2011-02-28     3.05%          2.84%         01/2011      34540.5593             32047.936
2011-02-28  2011-03-31    -0.16%         -0.09%         02/2011      35593.2618              32959.15
2011-03-31  2011-04-30     4.75%          4.96%         03/2011     35537.66066             32928.708
2011-04-30  2011-05-31    -2.78%         -2.77%         04/2011     37227.09084             34561.329
2011-05-31  2011-06-30    -2.03%         -2.16%         05/2011     36193.55708             33604.255
2011-06-30  2011-07-31    -0.96%         -0.55%         06/2011     35458.95786             32877.185
2011-07-31  2011-08-31    -7.84%         -7.90%         07/2011     35117.42682             32697.801
2011-08-31  2011-09-30   -11.82%        -11.48%         08/2011     32365.08845             30114.811
2011-09-30  2011-10-31     7.64%          8.12%         09/2011      28539.6961             26657.384
2011-10-31  2011-11-30    -3.16%         -5.02%         10/2011     30721.07414             28821.611
2011-11-30  2011-12-31    -2.91%         -1.95%         11/2011     29751.57279             27373.738
2011-12-31  2012-01-31     8.53%          8.26%         12/2011     28886.43886             26841.005
2012-01-31  2012-02-29     5.06%          5.66%         01/2012     31349.29998             29057.812
2012-02-29  2012-03-31     0.39%         -0.66%         02/2012     32935.54951             30703.773
2012-03-31  2012-04-30    -1.20%         -0.52%         03/2012     33063.02757             30500.407
2012-04-30  2012-05-31   -11.64%        -11.75%         04/2012     32666.18769             30341.793
2012-05-31  2012-06-30     3.91%          3.45%         05/2012     28864.87941             26776.218
2012-06-30  2012-07-31    -0.28%          0.77%         06/2012     29992.89831             27700.112
2012-07-31  2012-08-31     3.47%          2.87%         07/2012     29908.17261             27914.059
2012-08-31  2012-09-30     4.17%          4.74%         08/2012     30946.06246             28715.677
2012-09-30  2012-10-31     0.66%          0.49%         09/2012     32237.33829             30076.125
                                                     10/31/2012     32449.70547              30222.68

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.63%      -3.40%     12.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Japanese Small Company Portfolio vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                Japanese Small Company         MSCI Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate         Portfolio        Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------- --------------------------
2002-10-31  2002-11-30    -0.66%          0.75%         10/2002            10000                    10000
2002-11-30  2002-12-31    -0.77%         -2.23%         11/2002      9933.687003              10075.08187
2002-12-31  2003-01-31     0.00%         -0.58%         12/2002       9857.65444              9849.969381
2003-01-31  2003-02-28     7.36%          5.07%         01/2003      9857.654442              9792.859234
2003-02-28  2003-03-31     0.76%         -1.62%         02/2003      10582.87698              10289.41133
2003-03-31  2003-04-30     4.41%          3.12%         03/2003      10663.45726              10122.74022
2003-04-30  2003-05-31     6.15%          4.57%         04/2003       11133.5089              10438.51008
2003-05-31  2003-06-30     7.73%         11.22%         05/2003       11818.4413              10915.49296
2003-06-30  2003-07-31     1.27%          1.17%         06/2003      12731.68449              12140.63207
2003-07-31  2003-08-31     8.65%         12.61%         07/2003      12892.84505              12283.20775
2003-08-31  2003-09-30     6.33%          7.28%         08/2003      14007.53894              13831.70478
2003-09-30  2003-10-31     3.88%          7.41%         09/2003      14893.92204              14837.98823
2003-10-31  2003-11-30    -6.25%         -6.87%         10/2003      15471.41406              15937.72465
2003-11-30  2003-12-31     5.88%          7.15%         11/2003      14504.45068              14842.64757
2003-12-31  2004-01-31     4.72%          3.64%         12/2003      15357.47439              15903.77806
2004-01-31  2004-02-29     0.59%         -0.26%         01/2004      16081.62576              16482.86696
2004-02-29  2004-03-31    20.10%         18.33%         02/2004       16177.2684              16440.26731
2004-03-31  2004-04-30    -3.23%         -3.18%         03/2004      19429.11797              19454.19207
2004-04-30  2004-05-31    -4.80%         -4.97%         04/2004      18800.60923              18835.29913
2004-05-31  2004-06-30     9.47%         10.52%         05/2004      17898.83582              17899.83759
2004-06-30  2004-07-31    -6.28%         -8.19%         06/2004      19593.07676              19782.60869
2004-07-31  2004-08-31     1.49%          1.04%         07/2004      18363.38575              18161.42602
2004-08-31  2004-09-30    -2.42%         -3.02%         08/2004      18636.65042              18350.99444
2004-09-30  2004-10-31     1.95%          1.85%         09/2004      18185.76372              17797.06595
2004-10-31  2004-11-30     3.10%          4.35%         10/2004      18541.00779              18126.14819
2004-11-30  2004-12-31     4.78%          4.84%         11/2004      19114.86359              18914.90721
2004-12-31  2005-01-31     4.00%          3.40%         12/2004      20028.11817              19830.53329
2005-01-31  2005-02-28     3.65%          1.91%         01/2005      20829.79578              20505.07202
2005-02-28  2005-03-31     0.58%         -0.23%         02/2005       21590.0073              20897.12186
2005-03-31  2005-04-30    -2.74%         -0.81%         03/2005      21714.40556              20848.39852
2005-04-30  2005-05-31    -1.77%         -1.84%         04/2005      21120.05836              20678.93181
2005-05-31  2005-06-30     1.88%          1.35%         05/2005      20746.86361              20298.06438
2005-06-30  2005-07-31     2.10%          2.83%         06/2005      21136.50604              20572.69895
2005-07-31  2005-08-31     5.45%          3.43%         07/2005      21579.44526               21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005      22756.00257              21881.43987
2005-09-30  2005-10-31     3.04%          2.00%         09/2005      23683.40657              23249.02154
2005-10-31  2005-11-30     1.93%          4.27%         10/2005      24403.18281              23713.49078
2005-11-30  2005-12-31    11.35%         13.52%         11/2005      24873.80574              24726.96291
2005-12-31  2006-01-31     4.22%          3.19%         12/2005      27696.48745              28070.90178
2006-01-31  2006-02-28    -6.03%         -6.51%         01/2006      28866.17319              28965.62742
2006-02-28  2006-03-31     4.41%          4.49%         02/2006      27125.56941              27079.52821
2006-03-31  2006-04-30     1.92%          0.50%         03/2006      28323.10482              28294.28366
2006-04-30  2006-05-31    -7.09%         -8.02%         04/2006      28866.17321              28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006      26819.22316              26153.78472
2006-06-30  2006-07-31    -4.77%         -6.61%         06/2006      25791.03783              25334.67345
2006-07-31  2006-08-31     1.60%          2.66%         07/2006      24559.56125              23659.84185
2006-08-31  2006-09-30    -1.78%         -2.19%         08/2006      24951.39471              24289.11846
2006-09-30  2006-10-31    -0.80%         -0.64%         09/2006      24508.26736              23757.55478
2006-10-31  2006-11-30    -0.69%         -0.84%         10/2006      24312.08912              23605.12794
2006-11-30  2006-12-31     0.87%          0.58%         11/2006      24143.93634              23406.37397
2006-12-31  2007-01-31     2.03%          1.94%         12/2006      24353.59365              23542.69283
2007-01-31  2007-02-28     4.03%          3.95%         01/2007      24847.15229              24000.37275
2007-02-28  2007-03-31    -0.82%         -0.92%         02/2007      25848.37125              24947.40195
2007-03-31  2007-04-30    -1.38%         -1.71%         03/2007      25636.84612              24717.55696
2007-04-30  2007-05-31    -2.06%         -2.38%         04/2007      25284.30423              24294.40116
2007-05-31  2007-06-30     1.61%          0.66%         05/2007      24762.54224              23715.33754
2007-06-30  2007-07-31     0.51%         -0.03%         06/2007      25161.78359              23871.04781
2007-07-31  2007-08-31    -4.21%         -6.09%         07/2007      25289.43639              23864.94367
2007-08-31  2007-09-30    -0.14%         -0.61%         08/2007      24225.66313              22411.08335
2007-09-30  2007-10-31     0.65%          3.62%         09/2007      24190.62418              22275.03884
2007-10-31  2007-11-30    -2.33%         -4.20%         10/2007      24346.78432              23080.52444
2007-11-30  2007-12-31    -6.32%         -5.98%         11/2007      23778.92929              22110.18267
2007-12-31  2008-01-31    -2.76%         -4.91%         12/2007       22276.1423              20787.37617
2008-01-31  2008-02-29    -0.86%          1.10%         01/2008      21661.33221              19766.37958
2008-02-29  2008-03-31     1.96%          0.03%         02/2008       21475.4594              19983.05381
2008-03-31  2008-04-30     0.72%          1.24%         03/2008      21897.06899              19989.52537
2008-04-30  2008-05-31     3.63%          3.08%         04/2008       22054.4989              20237.73298
2008-05-31  2008-06-30    -4.75%         -6.14%         05/2008      22855.96025              20861.33463
2008-06-30  2008-07-31    -2.79%         -3.27%         06/2008      21771.22763              19580.38503
2008-07-31  2008-08-31    -5.53%         -4.42%         07/2008      21164.06192               18939.5221
2008-08-31  2008-09-30    -6.57%         -9.76%         08/2008      19993.09948              18102.73475
2008-09-30  2008-10-31    -7.28%        -10.56%         09/2008      18680.10966               16335.0643
2008-10-31  2008-11-30     2.59%          4.08%         10/2008      17319.97774              14610.87139
2008-11-30  2008-12-31    10.18%          7.79%         11/2008      17768.53188              15207.58848
2008-12-31  2009-01-31    -6.87%         -5.24%         12/2008      19576.80123              16391.82817
2009-01-31  2009-02-28   -13.06%        -13.15%         01/2009      18232.72234              15532.69167
2009-02-28  2009-03-31     4.63%          3.53%         02/2009      15851.36517               13490.5956
2009-03-31  2009-04-30     3.97%          5.12%         03/2009      16585.88307              13966.68196
2009-04-30  2009-05-31    12.30%         12.24%         04/2009      17244.05303               14681.2359
2009-05-31  2009-06-30     6.62%          6.36%         05/2009      19364.82292               16477.8381
2009-06-30  2009-07-31     2.07%          2.50%         06/2009      20646.25165              17526.07854
2009-07-31  2009-08-31     5.25%          5.61%         07/2009       21074.2297              17964.79588
2009-08-31  2009-09-30    -1.08%         -0.39%         08/2009       22181.0695              18971.85596
2009-09-30  2009-10-31    -3.63%         -3.66%         09/2009      21941.92888              18896.95379
2009-10-31  2009-11-30    -4.05%         -3.57%         10/2009       21144.5775              18205.29095
2009-11-30  2009-12-31    -0.41%         -1.87%         11/2009      20288.16305              17554.53077
2009-12-31  2010-01-31     1.33%          2.16%         12/2009      20204.16741              17226.74007
2010-01-31  2010-02-28     1.89%          1.90%         01/2010      20471.96934              17598.31424
2010-02-28  2010-03-31     5.08%          4.55%         02/2010      20858.79434              17932.44578
2010-03-31  2010-04-30     2.92%          2.71%         03/2010      21918.19995              18748.39441
2010-04-30  2010-05-31    -8.38%         -6.94%         04/2010      22558.03879              19256.15939
2010-05-31  2010-06-30     1.54%          0.44%         05/2010      20668.28224              17920.38247
2010-06-30  2010-07-31     1.72%          1.21%         06/2010      20987.31276              17999.54236
2010-07-31  2010-08-31    -2.74%         -2.12%         07/2010      21347.60998              18217.74964
2010-08-31  2010-09-30     4.42%          4.09%         08/2010        20762.127              17832.12461
2010-09-30  2010-10-31    -2.15%         -0.82%         09/2010       21679.4166              18561.32287
2010-10-31  2010-11-30     2.48%          1.95%         10/2010      21213.99976              18408.83566
2010-11-30  2010-12-31     9.20%         10.09%         11/2010      21739.47038              18767.41745
2010-12-31  2011-01-31     2.23%          1.19%         12/2010      23739.91273              20661.01405
2011-01-31  2011-02-28     4.61%          4.02%         01/2011      24268.80957              20906.71999
2011-02-28  2011-03-31    -6.25%         -6.17%         02/2011      25387.04862              21747.69396
2011-03-31  2011-04-30    -0.51%          0.09%         03/2011      23800.35808              20405.73235
2011-04-30  2011-05-31    -1.66%         -1.49%         04/2011      23679.46736              20424.23355
2011-05-31  2011-06-30     4.98%          3.72%         05/2011      23286.57256              20120.65268
2011-06-30  2011-07-31     3.62%          4.15%         06/2011      24445.13868              20870.11031
2011-07-31  2011-08-31    -2.71%         -4.09%         07/2011      25329.61657              21737.00781
2011-08-31  2011-09-30    -0.54%          0.09%         08/2011      24643.38373              20848.50785
2011-09-30  2011-10-31    -5.16%         -3.69%         09/2011      24509.27495              20867.42386
2011-10-31  2011-11-30     1.64%         -2.71%         10/2011      23243.39454              20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011      23624.68382              19553.25552
2011-12-31  2012-01-31     6.28%          4.10%         12/2011      23499.87679              19858.08869
2012-01-31  2012-02-29     0.12%          1.09%         01/2012      24976.30885              20673.25987
2012-02-29  2012-03-31     2.83%          2.67%         02/2012      25007.06785              20897.89665
2012-03-31  2012-04-30    -2.09%         -1.45%         03/2012      25714.52487              21455.93331
2012-04-30  2012-05-31    -8.37%         -8.30%         04/2012      25176.24235              21145.10649
2012-05-31  2012-06-30     5.29%          4.27%         05/2012      23069.25079              19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012      24290.64032              20216.46374
2012-07-31  2012-08-31     0.00%         -0.57%         07/2012      23467.49202              19900.07911
2012-08-31  2012-09-30     1.43%          2.77%         08/2012      23467.49202              19786.64947
2012-09-30  2012-10-31    -2.15%         -2.16%         09/2012      23803.19441              20333.93316
                                                     10/31/2012      23290.46241               19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.20%      -0.88%     8.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Asia Pacific Small Company Portfolio vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Asia Pacific Small Company   MSCI Pacific ex Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio          Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------- --------------------------
2002-10-31  2002-11-30     1.02%          2.23%         10/2002              10000                      10000
2002-11-30  2002-12-31     1.25%          1.63%         11/2002        10102.04082                10222.94441
2002-12-31  2003-01-31     3.28%          3.70%         12/2002        10228.44337                10389.69329
2003-01-31  2003-02-28     0.51%         -1.56%         01/2003        10563.58241                 10774.1636
2003-02-28  2003-03-31    -2.02%         -0.24%         02/2003        10617.20465                10605.86716
2003-03-31  2003-04-30     2.84%          5.52%         03/2003        10402.71567                10580.71942
2003-04-30  2003-05-31    10.15%          7.11%         04/2003        10697.63802                11164.43722
2003-05-31  2003-06-30     4.66%          5.34%         05/2003         11783.4885                 11958.2354
2003-06-30  2003-07-31     6.74%          2.28%         06/2003        12333.11651                12596.40774
2003-07-31  2003-08-31     7.03%          4.86%         07/2003        13164.26132                12883.57562
2003-08-31  2003-09-30     7.99%          7.96%         08/2003        14089.24506                13509.07737
2003-09-30  2003-10-31     5.81%          8.26%         09/2003        15215.31222                14584.14338
2003-10-31  2003-11-30     0.75%         -0.44%         10/2003        16100.07928                15788.91371
2003-11-30  2003-12-31     4.42%          6.55%         11/2003        16220.72933                15719.08037
2003-12-31  2004-01-31     6.26%          4.09%         12/2003        16937.04762                16749.07389
2004-01-31  2004-02-29     2.94%          3.02%         01/2004        17996.48434                17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004         18526.2027                17961.48526
2004-03-31  2004-04-30    -7.30%         -5.66%         03/2004        17940.72451                17996.98227
2004-04-30  2004-05-31    -0.75%         -0.45%         04/2004        16630.36856                16979.07901
2004-05-31  2004-06-30     0.34%          0.12%         05/2004        16504.90895                16902.18495
2004-06-30  2004-07-31     1.78%          3.77%         06/2004        16561.62194                 16922.1097
2004-07-31  2004-08-31     2.34%          3.29%         07/2004        16856.86307                17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004        17250.51793                18139.16374
2004-09-30  2004-10-31     4.71%          6.40%         09/2004        18309.08796                19221.96752
2004-10-31  2004-11-30     7.23%          7.70%         10/2004        19171.52376                20452.36921
2004-11-30  2004-12-31     2.25%          4.23%         11/2004        20557.07636                22026.32775
2004-12-31  2005-01-31     2.27%          0.87%         12/2004         21019.6936                22957.37457
2005-01-31  2005-02-28     2.82%          3.19%         01/2005        21496.42893                23157.68602
2005-02-28  2005-03-31    -3.40%         -2.84%         02/2005        22103.18297                23895.28867
2005-03-31  2005-04-30    -3.38%         -1.63%         03/2005        21351.96368                23215.91272
2005-04-30  2005-05-31    -2.31%          1.28%         04/2005        20629.63744                22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005        20152.90213                 23131.7645
2005-06-30  2005-07-31     3.32%          4.16%         06/2005        21059.61874                24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005         21758.2101                25412.08446
2005-08-31  2005-09-30     3.66%          5.04%         08/2005        22325.81559                25391.96627
2005-09-30  2005-10-31    -5.69%         -5.88%         09/2005        23142.77252                26672.76016
2005-10-31  2005-11-30     2.48%          3.79%         10/2005        21825.34714                25105.66888
2005-11-30  2005-12-31     1.49%          1.96%         11/2005        22366.95535                26057.80112
2005-12-31  2006-01-31     6.73%          5.72%         12/2005        22700.77758                26569.26752
2006-01-31  2006-02-28     1.42%          1.00%         01/2006         24228.1386                28089.73876
2006-02-28  2006-03-31     5.06%          4.23%         02/2006        24572.54354                28371.87709
2006-03-31  2006-04-30     5.68%          6.45%         03/2006        25815.39615                29573.16543
2006-04-30  2006-05-31    -5.65%         -5.11%         04/2006        27282.86066                31480.62173
2006-05-31  2006-06-30    -0.70%         -1.22%         05/2006        25740.52551                29873.19735
2006-06-30  2006-07-31     1.89%          1.03%         06/2006        25561.04377                29509.32885
2006-07-31  2006-08-31     2.43%          3.26%         07/2006        26044.18223                29812.16571
2006-08-31  2006-09-30     1.01%          1.65%         08/2006        26678.30145                30784.60958
2006-09-30  2006-10-31     8.17%          6.97%         09/2006        26948.22351                31293.56121
2006-10-31  2006-11-30     5.52%          6.08%         10/2006        29149.62769                33475.41808
2006-11-30  2006-12-31     2.82%          3.73%         11/2006        30758.93006                35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006        31625.56796                36835.73688
2007-01-31  2007-02-28     2.62%          1.91%         01/2007        32446.00609                37771.32964
2007-02-28  2007-03-31     5.21%          5.16%         02/2007        33297.40415                38491.52928
2007-03-31  2007-04-30     6.98%          6.93%         03/2007        35031.16019                40477.38445
2007-04-30  2007-05-31     8.51%          3.93%         04/2007        37476.99462                43284.20999
2007-05-31  2007-06-30     4.08%          2.60%         05/2007        40665.86735                44983.41006
2007-06-30  2007-07-31     1.55%         -0.03%         06/2007        42324.45641                46153.21619
2007-07-31  2007-08-31    -7.51%         -6.44%         07/2007        42979.68205                46140.90182
2007-08-31  2007-09-30    11.70%          8.87%         08/2007        39750.35566                43171.53026
2007-09-30  2007-10-31     8.73%          6.84%         09/2007        44402.98984                47002.60658
2007-10-31  2007-11-30    -6.63%         -8.03%         10/2007        48278.44514                50215.50421
2007-11-30  2007-12-31    -1.74%         -1.38%         11/2007        45077.66425                46181.72607
2007-12-31  2008-01-31   -10.08%        -13.40%         12/2007        44292.30802                45546.18965
2008-01-31  2008-02-29     3.03%          5.94%         01/2008        39829.72697                39443.03773
2008-02-29  2008-03-31    -4.86%         -6.31%         02/2008        41036.68839                41786.09735
2008-03-31  2008-04-30     6.95%          6.69%         03/2008        39042.69123                39150.03399
2008-04-30  2008-05-31     4.36%          1.08%         04/2008        41757.31597                41769.12844
2008-05-31  2008-06-30    -9.88%        -11.19%         05/2008        43577.71138                 42219.7361
2008-06-30  2008-07-31    -5.91%         -4.60%         06/2008        39271.38057                 37496.3338
2008-07-31  2008-08-31    -7.03%         -8.12%         07/2008        36948.96628                35772.06782
2008-08-31  2008-09-30   -17.19%        -19.52%         08/2008        34352.37808                32866.37089
2008-09-30  2008-10-31   -33.30%        -35.32%         09/2008        28448.71866                26450.30161
2008-10-31  2008-11-30    -9.59%        -10.91%         10/2008        18976.64386                17107.99184
2008-11-30  2008-12-31    10.90%         11.62%         11/2008        17156.96568                15240.90591
2008-12-31  2009-01-31   -12.37%        -11.01%         12/2008        19026.86225                 17011.6769
2009-01-31  2009-02-28    -5.51%         -6.21%         01/2009        16673.53982                15138.38093
2009-02-28  2009-03-31    15.50%         14.33%         02/2009        15755.57717                14198.33404
2009-03-31  2009-04-30    14.89%         17.90%         03/2009        18198.31801                 16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009        20907.99403                 19138.9839
2009-05-31  2009-06-30     0.72%          2.82%         05/2009        26310.61968                 23727.9327
2009-06-30  2009-07-31    14.40%         14.44%         06/2009        26500.51813                24395.89769
2009-07-31  2009-08-31     4.57%          5.14%         07/2009         30317.6737                27918.80754
2009-08-31  2009-09-30     7.76%          8.38%         08/2009        31702.65934                29353.56318
2009-09-30  2009-10-31     2.18%          2.40%         09/2009         34162.2454                31812.29559
2009-10-31  2009-11-30     4.66%          2.88%         10/2009        34908.21999                32574.95601
2009-11-30  2009-12-31     2.61%          4.00%         11/2009        36535.80092                33511.53396
2009-12-31  2010-01-31    -5.44%         -6.39%         12/2009        37490.87022                34850.68161
2010-01-31  2010-02-28     1.74%          1.25%         01/2010        35449.96741                32622.21372
2010-02-28  2010-03-31     8.22%          8.24%         02/2010        36067.38339                33031.08649
2010-03-31  2010-04-30     1.32%          2.80%         03/2010        39032.74785                35753.24456
2010-04-30  2010-05-31   -13.86%        -15.10%         04/2010        39548.14504                36753.03781
2010-05-31  2010-06-30    -1.26%         -0.57%         05/2010        34067.75484                31203.76406
2010-06-30  2010-07-31    11.07%         10.17%         06/2010        33639.59447                 31025.8813
2010-07-31  2010-08-31    -0.14%         -0.22%         07/2010         37363.7917                34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010        37311.58333                34106.50072
2010-09-30  2010-10-31     4.27%          4.44%         09/2010         42971.5342                39227.22466
2010-10-31  2010-11-30    -1.37%         -1.34%         10/2010        44806.43095                40968.50656
2010-11-30  2010-12-31     9.78%         10.09%         11/2010        44194.79869                40421.36451
2010-12-31  2011-01-31    -2.16%         -2.91%         12/2010        48518.23493                44501.01994
2011-01-31  2011-02-28     0.61%          0.55%         01/2011        47468.60509                43206.90568
2011-02-28  2011-03-31     2.10%          3.07%         02/2011        47758.15816                43443.45509
2011-03-31  2011-04-30     4.20%          4.05%         03/2011        48760.12577                44776.95098
2011-04-30  2011-05-31    -2.96%         -2.29%         04/2011        50807.65243                46588.20093
2011-05-31  2011-06-30    -3.40%         -3.56%         05/2011        49303.71692                45521.78147
2011-06-30  2011-07-31     1.61%          1.48%         06/2011        47627.74843                43902.98932
2011-07-31  2011-08-31    -7.00%         -6.96%         07/2011        48396.82395                44550.56657
2011-08-31  2011-09-30   -18.67%        -18.18%         08/2011        45009.22937                41451.93249
2011-09-30  2011-10-31    15.55%         16.38%         09/2011        36607.20677                33915.26065
2011-10-31  2011-11-30    -2.69%         -6.82%         10/2011        42301.25299                39471.81922
2011-11-30  2011-12-31    -5.85%         -3.21%         11/2011        41162.44374                36780.00112
2011-12-31  2012-01-31    10.31%         10.38%         12/2011        38752.60065                35600.90329
2012-01-31  2012-02-29     7.56%          7.78%         01/2012        42748.30541                39297.23236
2012-02-29  2012-03-31    -1.50%         -3.13%         02/2012        45979.28198                42352.65578
2012-03-31  2012-04-30    -0.42%          0.54%         03/2012        45291.35121                41026.60855
2012-04-30  2012-05-31   -12.49%        -12.98%         04/2012        45099.76342                 41248.3563
2012-05-31  2012-06-30     2.07%          1.40%         05/2012        39467.08269                35894.03867
2012-06-30  2012-07-31     1.44%          3.29%         06/2012        40285.54758                36396.50327
2012-07-31  2012-08-31     3.32%          1.60%         07/2012        40867.42838                37593.17588
2012-08-31  2012-09-30     4.92%          5.32%         08/2012        42225.15026                38194.19868
2012-09-30  2012-10-31     2.25%          2.06%         09/2012        44303.72967                40226.10709
                                                     10/31/2012        45298.66151                 41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.09%      -1.27%     16.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


United Kingdom Small Company Portfolio vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                United Kingdom Small Company          MSCI UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio           Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------------- --------------------------
2002-10-31  2002-11-30     3.26%          1.85%         10/2002               10000                       10000
2002-11-30  2002-12-31    -0.25%         -2.90%         11/2002         10326.32342                 10184.73327
2002-12-31  2003-01-31    -2.47%         -7.52%         12/2002         10300.26699                 9889.741677
2003-01-31  2003-02-28    -3.31%         -2.90%         01/2003         10045.46278                  9146.50954
2003-02-28  2003-03-31    -0.95%         -0.12%         02/2003         9713.445179                 8880.979174
2003-03-31  2003-04-30     9.39%         13.39%         03/2003         9620.789103                 8870.105074
2003-04-30  2003-05-31    11.96%         14.56%         04/2003         10524.18583                 10057.78446
2003-05-31  2003-06-30     5.64%          3.29%         05/2003         11782.76418                 11522.12121
2003-06-30  2003-07-31     4.03%          6.33%         06/2003         12446.79938                 11901.70319
2003-07-31  2003-08-31     4.17%          4.76%         07/2003         12948.68646                 12654.92432
2003-08-31  2003-09-30     3.84%          2.62%         08/2003         13489.18022                 13257.17248
2003-09-30  2003-10-31     5.68%          8.11%         09/2003         14006.50998                 13605.01726
2003-10-31  2003-11-30     0.47%          0.83%         10/2003         14801.80795                 14708.35915
2003-11-30  2003-12-31     5.53%          5.61%         11/2003             14871.3                 14830.88245
2003-12-31  2004-01-31     7.44%          8.47%         12/2003         15693.25537                 15662.49826
2004-01-31  2004-02-29     5.73%          6.77%         01/2004         16860.18974                 16989.77076
2004-02-29  2004-03-31    -1.35%         -0.38%         02/2004         17825.92854                 18140.78167
2004-03-31  2004-04-30    -3.66%         -3.48%         03/2004         17584.49384                 18071.61733
2004-04-30  2004-05-31     0.14%         -0.06%         04/2004         16940.66798                 17442.81614
2004-05-31  2004-06-30     3.38%          3.47%         05/2004         16964.81145                 17432.82714
2004-06-30  2004-07-31    -3.75%         -4.53%         06/2004         17537.98014                 18037.60416
2004-07-31  2004-08-31    -0.72%         -1.37%         07/2004         16880.30589                 17221.28795
2004-08-31  2004-09-30     2.81%          3.29%         08/2004         16758.51436                 16985.59814
2004-09-30  2004-10-31     3.13%          3.81%         09/2004         17229.02192                 17543.84412
2004-10-31  2004-11-30     8.01%          8.09%         10/2004         17768.70651                 18211.46333
2004-11-30  2004-12-31     4.11%          5.77%         11/2004         19191.51136                 19683.89242
2004-12-31  2005-01-31     2.80%          2.25%         12/2004         19980.49121                 20819.35084
2005-01-31  2005-02-28     3.39%          2.37%         01/2005         20540.04827                 21286.81073
2005-02-28  2005-03-31    -2.29%         -1.25%         02/2005         21237.34245                 21790.68621
2005-03-31  2005-04-30    -3.41%         -4.52%         03/2005         20751.25102                 21518.58081
2005-04-30  2005-05-31    -1.98%         -0.89%         04/2005         20044.31185                 20545.98101
2005-05-31  2005-06-30     1.80%          1.54%         05/2005         19647.73622                  20363.7766
2005-06-30  2005-07-31     1.95%          2.97%         06/2005         20001.56596                 20677.10243
2005-07-31  2005-08-31     5.62%          4.84%         07/2005         20392.22154                 21291.23624
2005-08-31  2005-09-30    -1.19%          0.17%         08/2005         21538.14459                  22321.6205
2005-09-30  2005-10-31    -2.84%         -3.05%         09/2005         21281.07436                 22360.43851
2005-10-31  2005-11-30     4.27%          4.99%         10/2005         20677.54204                 21679.54278
2005-11-30  2005-12-31     4.37%          4.32%         11/2005         21560.97341                 22761.64224
2005-12-31  2006-01-31     7.79%          8.14%         12/2005         22503.36549                 23745.11614
2006-01-31  2006-02-28     1.35%          1.57%         01/2006         24256.63226                 25678.80942
2006-02-28  2006-03-31     1.63%          2.02%         02/2006          24583.0383                 26081.40403
2006-03-31  2006-04-30     5.00%          5.29%         03/2006         24984.05145                  26609.0508
2006-04-30  2006-05-31    -2.06%         -2.22%         04/2006         26233.72031                 28017.24683
2006-05-31  2006-06-30    -0.12%         -0.85%         05/2006         25692.81887                 27395.40001
2006-06-30  2006-07-31     0.69%         -0.78%         06/2006         25661.97335                 27162.87127
2006-07-31  2006-08-31     4.17%          3.60%         07/2006         25840.11639                 26951.71141
2006-08-31  2006-09-30     2.88%          2.93%         08/2006         26918.35056                 27921.52946
2006-09-30  2006-10-31     5.62%          5.73%         09/2006         27694.82892                 28740.12164
2006-10-31  2006-11-30     6.25%          6.48%         10/2006          29250.1886                 30386.15702
2006-11-30  2006-12-31     5.43%          4.69%         11/2006         31078.91455                 32355.38079
2006-12-31  2007-01-31     0.64%         -0.23%         12/2006         32765.53058                 33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007         32975.50193                 33794.55537
2007-02-28  2007-03-31     4.64%          4.14%         02/2007          32965.5033                 33900.02177
2007-03-31  2007-04-30     3.42%          4.96%         03/2007         34495.29462                 35302.18758
2007-04-30  2007-05-31     1.32%          0.64%         04/2007         35675.13369                 37054.44065
2007-05-31  2007-06-30    -3.69%         -2.91%         05/2007         36145.06959                 37292.47839
2007-06-30  2007-07-31    -0.58%         -0.56%         06/2007         34810.99155                 36207.10124
2007-07-31  2007-08-31    -0.61%         -3.67%         07/2007         34609.53905                 36003.55839
2007-08-31  2007-09-30    -3.48%         -5.67%         08/2007         34398.01393                  34683.7346
2007-09-30  2007-10-31     7.96%         10.99%         09/2007         33200.40601                 32718.25112
2007-10-31  2007-11-30   -11.61%        -11.57%         10/2007         35843.07328                 36313.48132
2007-11-30  2007-12-31    -5.30%         -5.02%         11/2007         31681.63172                 32111.56657
2007-12-31  2008-01-31    -6.75%         -8.05%         12/2007          30002.6359                  30499.3662
2008-01-31  2008-02-29     1.41%          3.39%         01/2008         27976.87156                 28045.22453
2008-02-29  2008-03-31    -0.41%         -1.26%         02/2008         28371.36251                 28995.40235
2008-03-31  2008-04-30     1.66%          1.86%         03/2008         28253.66968                 28630.99404
2008-04-30  2008-05-31     0.26%          0.47%         04/2008         28723.49638                 29163.51692
2008-05-31  2008-06-30    -7.99%         -6.84%         05/2008         28798.24153                 29301.51708
2008-06-30  2008-07-31    -3.55%         -3.99%         06/2008         26497.28678                 27298.28546
2008-07-31  2008-08-31    -1.69%         -2.62%         07/2008         25557.51346                  26209.1302
2008-08-31  2008-09-30   -15.47%        -18.39%         08/2008         25125.43378                 25523.09577
2008-09-30  2008-10-31   -26.86%        -27.75%         09/2008           21239.653                 20829.83263
2008-10-31  2008-11-30    -7.15%         -9.27%         10/2008         15535.10243                 15050.14501
2008-11-30  2008-12-31    -2.29%         -2.54%         11/2008         14424.67464                 13654.45043
2008-12-31  2009-01-31    -2.42%         -0.55%         12/2008         14094.70451                 13308.06844
2009-01-31  2009-02-28    -4.16%         -3.32%         01/2009         13753.88092                  13235.0837
2009-02-28  2009-03-31     4.29%          5.80%         02/2009         13182.17684                 12796.33037
2009-03-31  2009-04-30    20.91%         22.97%         03/2009         13747.40017                 13538.45221
2009-04-30  2009-05-31    10.21%         10.56%         04/2009         16622.45741                 16648.44171
2009-05-31  2009-06-30     0.43%          0.71%         05/2009         18318.85134                 18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009         18398.42995                 18536.80413
2009-07-31  2009-08-31     7.74%          9.64%         07/2009         19991.03012                 20242.59082
2009-08-31  2009-09-30     2.90%          2.31%         08/2009         21539.08204                 22194.30581
2009-09-30  2009-10-31     0.10%          0.14%         09/2009         22163.64848                 22706.30182
2009-10-31  2009-11-30    -0.35%         -1.04%         10/2009         22186.02471                 22739.17824
2009-11-30  2009-12-31     2.06%          2.47%         11/2009         22107.70793                 22502.57727
2009-12-31  2010-01-31    -1.00%         -0.46%         12/2009         22562.62069                 23058.42647
2010-01-31  2010-02-28    -3.44%         -4.48%         01/2010         22336.76863                 22951.40342
2010-02-28  2010-03-31     8.34%          8.81%         02/2010         21568.87163                 21923.41454
2010-03-31  2010-04-30     3.63%          3.99%         03/2010           23367.418                  23855.6759
2010-04-30  2010-05-31   -11.35%        -12.02%         04/2010         24215.70278                 24807.83622
2010-05-31  2010-06-30     1.89%          0.43%         05/2010          21467.2601                 21825.88192
2010-06-30  2010-07-31    13.47%         12.03%         06/2010         21872.41063                 21920.17077
2010-07-31  2010-08-31    -3.73%         -2.72%         07/2010         24817.65174                 24556.84503
2010-08-31  2010-09-30    10.65%         11.02%         08/2010         23892.98302                 23889.83015
2010-09-30  2010-10-31     5.21%          4.26%         09/2010         26436.69202                 26521.98383
2010-10-31  2010-11-30    -4.95%         -4.16%         10/2010         27813.60307                 27652.52891
2010-11-30  2010-12-31    10.16%         10.46%         11/2010         26436.69202                 26500.89745
2010-12-31  2011-01-31     1.43%          0.97%         12/2010         29123.50956                 29273.77513
2011-01-31  2011-02-28     2.98%          2.64%         01/2011         29540.38683                 29556.91796
2011-02-28  2011-03-31    -1.90%         -1.73%         02/2011         30420.46106                 30336.40823
2011-03-31  2011-04-30     8.83%          9.17%         03/2011         29840.98573                 29812.97875
2011-04-30  2011-05-31    -0.64%         -1.27%         04/2011         32475.72077                 32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011         32266.79904                  32133.8104
2011-06-30  2011-07-31    -0.71%         -0.28%         06/2011           31236.125                 31051.37887
2011-07-31  2011-08-31   -10.01%        -10.20%         07/2011         31013.59543                 30965.45914
2011-08-31  2011-09-30   -10.12%        -10.55%         08/2011         27909.89347                 27806.69897
2011-09-30  2011-10-31    10.57%         10.93%         09/2011         25085.00601                  24874.3008
2011-10-31  2011-11-30    -3.07%         -3.88%         10/2011         27735.49722                 27592.49812
2011-11-30  2011-12-31    -3.15%         -3.34%         11/2011         26883.55361                 26521.47755
2011-12-31  2012-01-31     8.79%         10.15%         12/2011         26038.03525                 25636.24738
2012-01-31  2012-02-29     8.17%          9.29%         01/2012          28327.3581                 28237.12768
2012-02-29  2012-03-31     2.11%          0.33%         02/2012          30640.7791                 30859.75401
2012-03-31  2012-04-30     1.70%          1.70%         03/2012         31287.24996                 30961.08612
2012-04-30  2012-05-31   -11.30%        -12.39%         04/2012         31817.95119                 31488.06169
2012-05-31  2012-06-30     4.86%          4.76%         05/2012         28223.65648                 27586.66253
2012-06-30  2012-07-31     1.65%          1.82%         06/2012         29596.29533                 28900.19337
2012-07-31  2012-08-31     5.44%          5.29%         07/2012         30084.88461                 29426.59945
2012-08-31  2012-09-30     5.11%          5.34%         08/2012         31721.65868                 30984.44922
2012-09-30  2012-10-31     2.17%          2.07%         09/2012         33343.21472                 32637.78817
                                                     10/31/2012         34065.93686                 33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         22.82%     -1.01%     13.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Continental Small Company Portfolio vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Continental Small Company     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     5.43%          5.48%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.88%         -2.35%         11/2002        10543.09327                10548.1194
2002-12-31  2003-01-31    -0.83%         -1.33%         12/2002        10741.33796               10300.47589
2003-01-31  2003-02-28    -2.87%         -4.40%         01/2003        10652.25104                 10163.741
2003-02-28  2003-03-31    -0.74%         -0.23%         02/2003        10346.81015                9716.82901
2003-03-31  2003-04-30    12.52%         14.70%         03/2003        10270.44992               9694.149111
2003-04-30  2003-05-31    10.02%          9.83%         04/2003          11555.847                11119.0498
2003-05-31  2003-06-30     1.70%          1.49%         05/2003        12713.97704               12212.14227
2003-06-30  2003-07-31     3.44%          3.56%         06/2003        12930.33101               12393.71256
2003-07-31  2003-08-31     2.19%          2.88%         07/2003        13375.76564               12834.98735
2003-08-31  2003-09-30     5.12%          5.67%         08/2003        13668.47982               13204.94501
2003-09-30  2003-10-31     6.11%          8.35%         09/2003        14368.44853               13953.64386
2003-10-31  2003-11-30     5.18%          5.32%         10/2003        15246.59108               15119.23334
2003-11-30  2003-12-31     6.14%          5.23%         11/2003        16035.64672               15923.77981
2003-12-31  2004-01-31     4.86%          5.03%         12/2003        17019.56102               16756.77447
2004-01-31  2004-02-29     3.26%          3.37%         01/2004        17846.79441               17599.60146
2004-02-29  2004-03-31    -2.08%         -3.45%         02/2004        18428.92161               18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004        18045.94318               17565.51607
2004-04-30  2004-05-31     1.03%          0.32%         04/2004        17831.47527               17288.89996
2004-05-31  2004-06-30     3.02%          3.57%         05/2004        18015.30491               17343.96099
2004-06-30  2004-07-31    -3.31%         -4.02%         06/2004        18559.62698               17962.61095
2004-07-31  2004-08-31     0.60%          0.32%         07/2004         17945.0698               17240.78711
2004-08-31  2004-09-30     5.16%          5.58%         08/2004        18052.61731               17295.45485
2004-09-30  2004-10-31     3.74%          4.24%         09/2004        18984.26096               18259.67829
2004-10-31  2004-11-30    10.66%         11.10%         10/2004        19694.24145                 19033.679
2004-11-30  2004-12-31     5.14%          5.00%         11/2004        21793.31421               21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004        22912.62867               22203.35873
2005-01-31  2005-02-28     6.35%          7.01%         01/2005        23236.94047               22452.31322
2005-02-28  2005-03-31    -2.76%         -2.55%         02/2005        24712.55916               24025.35429
2005-03-31  2005-04-30    -2.70%         -2.94%         03/2005        24031.50438               23411.81715
2005-04-30  2005-05-31     0.21%          1.42%         04/2005        23382.88078               22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005        23431.52754                23046.7101
2005-06-30  2005-07-31     6.17%          6.86%         06/2005        24066.17065               23784.26566
2005-07-31  2005-08-31     3.32%          2.84%         07/2005        25549.92507               25416.03849
2005-08-31  2005-09-30     2.53%          3.41%         08/2005        26397.78474               26137.73122
2005-09-30  2005-10-31    -4.95%         -6.90%         09/2005        27066.33877               27030.24424
2005-10-31  2005-11-30     0.32%          1.28%         10/2005        25725.28754               25164.72424
2005-11-30  2005-12-31     5.12%          5.80%         11/2005        25807.05895               25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005        27127.87536               26962.59783
2006-01-31  2006-02-28     2.82%          2.82%         01/2006        29729.67695               29971.15851
2006-02-28  2006-03-31     6.43%          6.46%         02/2006        30566.62012               30817.39404
2006-03-31  2006-04-30     6.88%          7.09%         03/2006        32531.61712               32808.37452
2006-04-30  2006-05-31    -4.87%         -5.14%         04/2006        34769.53038                35133.1297
2006-05-31  2006-06-30    -1.85%         -2.28%         05/2006        33077.44963               33327.25914
2006-06-30  2006-07-31    -0.28%         -1.09%         06/2006        32464.39117               32567.81027
2006-07-31  2006-08-31     2.61%          2.35%         07/2006        32372.52815               32211.48678
2006-08-31  2006-09-30     1.30%          1.05%         08/2006        33217.66794               32969.36247
2006-09-30  2006-10-31     4.99%          5.34%         09/2006        33648.91069               33315.32925
2006-10-31  2006-11-30     6.89%          7.00%         10/2006        35327.66665               35095.89795
2006-11-30  2006-12-31     4.76%          4.72%         11/2006        37762.78519               37551.88191
2006-12-31  2007-01-31     4.61%          3.20%         12/2006        39559.39578               39323.27377
2007-01-31  2007-02-28     0.09%          0.43%         01/2007        41383.46014               40582.59809
2007-02-28  2007-03-31     5.83%          5.32%         02/2007        41421.46148               40756.26296
2007-03-31  2007-04-30     5.24%          6.05%         03/2007        43834.54661               42923.45286
2007-04-30  2007-05-31     1.89%          1.74%         04/2007        46133.62774               45521.16427
2007-05-31  2007-06-30    -1.12%         -0.96%         05/2007        47007.65858               46314.80908
2007-06-30  2007-07-31    -0.58%         -0.73%         06/2007        46481.20983               45872.16695
2007-07-31  2007-08-31    -3.61%         -4.53%         07/2007        46212.97532               45536.38588
2007-08-31  2007-09-30     2.20%          1.99%         08/2007        44546.08939               43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007        45525.12436               44340.52536
2007-10-31  2007-11-30    -7.42%         -7.15%         10/2007         47719.5701                46993.8839
2007-11-30  2007-12-31    -1.99%         -2.03%         11/2007        44177.65768               43631.74618
2007-12-31  2008-01-31    -9.54%        -12.04%         12/2007        43296.76564               42747.93808
2008-01-31  2008-02-29     4.27%          6.05%         01/2008        39166.54835               37600.02267
2008-02-29  2008-03-31     3.15%          2.03%         02/2008        40838.78266               39875.47704
2008-03-31  2008-04-30     1.15%          1.71%         03/2008        42125.19475               40686.35254
2008-04-30  2008-05-31     1.89%          1.55%         04/2008        42608.92904               41381.35231
2008-05-31  2008-06-30    -8.46%         -9.24%         05/2008        43415.15286               42024.81106
2008-06-30  2008-07-31    -5.31%         -5.68%         06/2008        39740.17505                 38141.055
2008-07-31  2008-08-31    -2.78%         -2.73%         07/2008        37630.25854               35975.57986
2008-08-31  2008-09-30   -17.43%        -20.70%         08/2008         36585.5426                34993.1562
2008-09-30  2008-10-31   -26.71%        -28.14%         09/2008        30207.63165               27748.03106
2008-10-31  2008-11-30    -7.83%         -8.29%         10/2008        22139.88303               19940.70552
2008-11-30  2008-12-31    10.42%          9.24%         11/2008        20406.65827               18287.65983
2008-12-31  2009-01-31   -11.37%         -8.98%         12/2008        22533.64314               19977.57567
2009-01-31  2009-02-28    -8.69%         -8.80%         01/2009        19972.53247               18183.55312
2009-02-28  2009-03-31     7.18%          7.73%         02/2009        18237.58652               16582.57441
2009-03-31  2009-04-30    16.28%         20.82%         03/2009        19547.89437               17864.77253
2009-04-30  2009-05-31    14.55%         14.93%         04/2009        22730.10974               21583.40132
2009-05-31  2009-06-30    -1.29%         -1.28%         05/2009        26036.30752               24805.40199
2009-06-30  2009-07-31     7.93%          8.98%         06/2009         25700.3939               24487.43905
2009-07-31  2009-08-31     8.33%         10.26%         07/2009        27738.77347               26685.87974
2009-08-31  2009-09-30     8.53%          9.58%         08/2009        30050.33792               29424.58439
2009-09-30  2009-10-31    -2.85%         -2.73%         09/2009        32614.96231               32244.66525
2009-10-31  2009-11-30     3.00%          2.06%         10/2009        31686.72276               31364.64914
2009-11-30  2009-12-31    -0.35%          0.45%         11/2009        32636.05867               32009.47746
2009-12-31  2010-01-31    -1.69%         -1.33%         12/2009        32522.67922               32153.78839
2010-01-31  2010-02-28    -2.12%         -2.85%         01/2010        31972.16512                31725.0131
2010-02-28  2010-03-31     7.37%          8.11%         02/2010        31294.60931               30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010         33602.5338               33321.86211
2010-04-30  2010-05-31   -14.25%        -15.47%         04/2010        33284.92951                33111.4966
2010-05-31  2010-06-30    -0.70%         -1.49%         05/2010        28542.03878               27989.11207
2010-06-30  2010-07-31    11.98%         11.98%         06/2010         28341.0236               27570.69336
2010-07-31  2010-08-31    -4.60%         -4.75%         07/2010        31735.93015               30874.03721
2010-08-31  2010-09-30    13.82%         15.43%         08/2010        30274.83113               29406.79431
2010-09-30  2010-10-31     5.61%          6.42%         09/2010        34457.43487               33944.46414
2010-10-31  2010-11-30    -7.80%         -7.58%         10/2010        36392.03819                36122.0978
2010-11-30  2010-12-31    12.99%         14.00%         11/2010        33554.61997               33385.52507
2010-12-31  2011-01-31     2.79%          2.26%         12/2010        37912.48199               38059.63329
2011-01-31  2011-02-28     1.66%          1.70%         01/2011        38971.61062               38920.23437
2011-02-28  2011-03-31     3.38%          3.37%         02/2011        39620.05672               39580.17969
2011-03-31  2011-04-30     6.70%          6.99%         03/2011        40960.17866               40915.82839
2011-04-30  2011-05-31    -3.41%         -3.81%         04/2011        43705.26715               43773.90829
2011-05-31  2011-06-30    -3.25%         -3.23%         05/2011        42213.84111               42104.23024
2011-06-30  2011-07-31    -5.69%         -6.07%         06/2011         40842.0281               40744.73056
2011-07-31  2011-08-31   -10.25%        -10.45%         07/2011        38516.97171               38271.79312
2011-08-31  2011-09-30   -15.15%        -15.02%         08/2011        34568.76276               34273.42512
2011-09-30  2011-10-31    10.31%         10.96%         09/2011        29331.23693               29124.54759
2011-10-31  2011-11-30    -6.68%         -7.81%         10/2011        32354.84826               32316.29841
2011-11-30  2011-12-31    -3.91%         -3.40%         11/2011          30191.973               29790.89992
2011-12-31  2012-01-31     9.47%          9.92%         12/2011        29011.83514                28778.2188
2012-01-31  2012-02-29     6.35%          7.67%         01/2012        31757.99358               31632.41729
2012-02-29  2012-03-31     0.20%         -0.81%         02/2012        33773.31953               34060.10035
2012-03-31  2012-04-30    -2.36%         -1.67%         03/2012        33839.91954               33784.16926
2012-04-30  2012-05-31   -13.68%        -13.71%         04/2012        33042.12183               33220.96598
2012-05-31  2012-06-30     4.30%          4.93%         05/2012        28521.26813                 28665.408
2012-06-30  2012-07-31    -0.99%         -0.36%         06/2012        29746.85042               30077.80583
2012-07-31  2012-08-31     4.46%          4.36%         07/2012        29452.32715               29970.97203
2012-08-31  2012-09-30     5.26%          5.38%         08/2012        30766.35404               31277.87995
2012-09-30  2012-10-31     1.75%          1.72%         09/2012        32384.95122               32961.53496
                                                     10/31/2012        32952.70984               33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         1.85%      -7.14%     12.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Real Estate Securities Portfolio vs. S&P Global ex US REIT Index (net div.)
March 1, 2007 - October 31, 2012

                                                                DFA International Real Estate   S&P Global ex US
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Securities Portfolio      REIT Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- ---------------------
2007-03-01  2007-03-31     4.80%          3.43%         03/2007                10000                     10000
2007-03-31  2007-04-30     0.86%          1.44%         03/2007                10480               10343.27182
2007-04-30  2007-05-31     1.99%          1.48%         04/2007                10570               10491.71529
2007-05-31  2007-06-30    -6.67%         -6.12%         05/2007                10780               10646.63491
2007-06-30  2007-07-31    -5.99%         -4.83%         06/2007          10061.01755               9995.032835
2007-07-31  2007-08-31     2.34%          1.57%         07/2007          9458.561405               9512.547111
2007-08-31  2007-09-30     4.66%          5.04%         08/2007          9679.461991               9662.108035
2007-09-30  2007-10-31     0.80%          0.98%         09/2007          10130.21217               10149.19055
2007-10-31  2007-11-30    -7.33%         -7.96%         10/2007          10211.17291               10249.07561
2007-11-30  2007-12-31    -4.94%         -3.95%         11/2007          9462.286097               9432.928586
2007-12-31  2008-01-31    -4.08%         -5.87%         12/2007          8994.757351               9060.715155
2008-01-31  2008-02-29    -0.49%          1.24%         01/2008          8627.410202               8529.163087
2008-02-29  2008-03-31     0.24%         -0.96%         02/2008           8585.42767               8635.041758
2008-03-31  2008-04-30     0.61%          1.77%         03/2008          8606.073165               8552.223253
2008-04-30  2008-05-31    -3.77%         -4.09%         04/2008          8658.741912               8703.485753
2008-05-31  2008-06-30   -10.59%        -10.10%         05/2008          8332.195683                8347.70396
2008-06-30  2008-07-31    -3.15%         -2.71%         06/2008          7449.797292               7504.992029
2008-07-31  2008-08-31    -3.40%         -2.92%         07/2008          7214.989929               7301.260032
2008-08-31  2008-09-30    -7.35%        -10.16%         08/2008          6969.509501               7087.953495
2008-09-30  2008-10-31   -30.91%        -28.75%         09/2008          6457.202524               6367.958219
2008-10-31  2008-11-30    -6.94%         -6.69%         10/2008          4461.339926               4537.392452
2008-11-30  2008-12-31     4.16%          3.05%         11/2008          4151.821128                   4233.75
2008-12-31  2009-01-31   -10.43%         -9.53%         12/2008          4324.566724               4362.993596
2009-01-31  2009-02-28   -13.35%        -13.02%         01/2009          3873.403275               3947.402672
2009-02-28  2009-03-31     6.89%          5.90%         02/2009          3356.215906               3433.414816
2009-03-31  2009-04-30    10.12%         11.45%         03/2009          3587.299624               3636.039527
2009-04-30  2009-05-31    13.37%         11.12%         04/2009          3950.431182               4052.542435
2009-05-31  2009-06-30     2.21%          2.37%         05/2009          4478.622538               4503.143502
2009-06-30  2009-07-31     8.89%          8.94%         06/2009          4577.658417               4609.943595
2009-07-31  2009-08-31    11.04%         12.18%         07/2009          4984.805921               5022.019097
2009-08-31  2009-09-30     6.36%          6.79%         08/2009           5535.00525               5633.816682
2009-09-30  2009-10-31    -2.06%         -1.58%         09/2009          5887.132821                  6016.632
2009-10-31  2009-11-30     1.15%          0.07%         10/2009          5766.088969               5921.551199
2009-11-30  2009-12-31     1.60%          1.72%         11/2009          5832.112889               5925.690117
2009-12-31  2010-01-31    -3.73%         -3.25%         12/2009          5925.173157               6027.380187
2010-01-31  2010-02-28     0.43%         -0.38%         01/2010          5703.901131                5831.46623
2010-02-28  2010-03-31     3.43%          3.48%         02/2010          5728.486912               5809.069866
2010-03-31  2010-04-30     0.83%          1.17%         03/2010          5925.173158               6011.152528
2010-04-30  2010-05-31   -10.49%        -10.98%         04/2010          5974.344721               6081.700689
2010-05-31  2010-06-30     0.23%          0.39%         05/2010          5347.407312               5413.772495
2010-06-30  2010-07-31    11.70%         10.89%         06/2010          5359.700203               5434.678068
2010-07-31  2010-08-31     0.21%          0.29%         07/2010          5986.637612               6026.398411
2010-08-31  2010-09-30     9.63%          9.59%         08/2010          5998.930502               6043.942257
2010-09-30  2010-10-31     4.30%          4.09%         09/2010           6576.69635               6623.547569
2010-10-31  2010-11-30    -6.27%         -6.14%         10/2010          6859.432829               6894.463204
2010-11-30  2010-12-31     8.84%          8.89%         11/2010          6429.181666               6471.120421
2010-12-31  2011-01-31     0.40%         -0.02%         12/2010          6997.235115               7046.482953
2011-01-31  2011-02-28     4.17%          4.03%         01/2011          7025.112546               7045.186568
2011-02-28  2011-03-31     0.19%          0.25%         02/2011          7317.825569               7329.355956
2011-03-31  2011-04-30     6.27%          6.21%         03/2011          7331.764284                7347.92639
2011-04-30  2011-05-31    -0.54%         -0.55%         04/2011          7791.741893                7804.14478
2011-05-31  2011-06-30    -0.72%         -0.98%         05/2011          7749.925748               7760.854089
2011-06-30  2011-07-31    -1.63%         -1.44%         06/2011          7694.170885               7685.015219
2011-07-31  2011-08-31    -4.05%         -4.14%         07/2011          7568.722446               7574.711428
2011-08-31  2011-09-30   -12.86%        -12.32%         08/2011          7262.070709               7261.428915
2011-09-30  2011-10-31     7.93%          8.20%         09/2011          6328.176779               6367.000016
2011-10-31  2011-11-30    -2.04%         -4.12%         10/2011          6829.970531               6889.281131
2011-11-30  2011-12-31    -3.52%         -2.51%         11/2011          6690.583378               6605.679049
2011-12-31  2012-01-31     6.85%          6.48%         12/2011          6454.829161               6439.872824
2012-01-31  2012-02-29     3.42%          4.02%         01/2012          6896.940748               6857.089596
2012-02-29  2012-03-31     1.24%          0.38%         02/2012          7132.733593               7132.597052
2012-03-31  2012-04-30     2.04%          2.40%         03/2012           7221.15591               7159.344852
2012-04-30  2012-05-31    -5.80%         -6.52%         04/2012          7368.526439               7331.359588
2012-05-31  2012-06-30     6.58%          6.84%         05/2012          6941.151906               6853.460017
2012-06-30  2012-07-31     4.58%          5.43%         06/2012          7398.000546               7322.026425
2012-07-31  2012-08-31     1.52%          0.94%         07/2012          7736.952761               7719.405494
2012-08-31  2012-09-30     2.25%          2.67%         08/2012          7854.849184               7791.951809
2012-09-30  2012-10-31     4.04%          3.68%         09/2012           8031.69382                7999.77718
                                                     10/31/2012          8355.908984               8294.554257

                      One Year Five Years From 03/01/2007
                      -------- ---------- ---------------
                      22.34%     -3.93%        -3.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA Global Real Estate Securities Portfolio vs. S&P Global REIT Index (net div.) June 4, 2008 - October 31, 2012

                                                                           DFA Global            S&P Global REIT
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Real Estate Securities Portfolio Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------------- ----------------
2008-06-04  2008-06-30   -10.00%        -10.30%         06/2008                 10000                    10000
2008-06-30  2008-07-31     0.22%          0.27%         06/2008                  9000               8970.16008
2008-07-31  2008-08-31    -0.22%         -0.17%         07/2008                  9020              8994.617996
2008-08-31  2008-09-30    -3.22%         -4.76%         08/2008           9000.000001              8979.202338
2008-09-30  2008-10-31   -30.65%        -30.56%         09/2008           8709.999998              8552.065137
2008-10-31  2008-11-30   -16.56%        -16.57%         10/2008           6039.999999               5938.93191
2008-11-30  2008-12-31    11.74%         10.30%         11/2008           5039.999999              4954.839345
2008-12-31  2009-01-31   -14.47%        -14.04%         12/2008           5631.592804              5465.268898
2009-01-31  2009-02-28   -17.34%        -17.26%         01/2009           4816.895834              4697.672714
2009-02-28  2009-03-31     5.12%          4.72%         02/2009           3981.831441              3886.936588
2009-03-31  2009-04-30    20.68%         20.90%         03/2009           4185.505683               4070.43606
2009-04-30  2009-05-31     7.66%          6.37%         04/2009           5051.121214              4921.278726
2009-05-31  2009-06-30    -0.56%         -0.51%         05/2009           5438.102273              5234.902563
2009-06-30  2009-07-31     9.79%          9.74%         06/2009           5407.551138              5208.161978
2009-07-31  2009-08-31    12.35%         13.03%         07/2009           5937.104168              5715.596453
2009-08-31  2009-09-30     6.56%          6.64%         08/2009            6670.33144              6460.227522
2009-09-30  2009-10-31    -3.30%         -3.13%         09/2009           7108.231062              6888.887147
2009-10-31  2009-11-30     4.15%          3.35%         10/2009           6874.005684              6673.052512
2009-11-30  2009-12-31     4.36%          4.38%         11/2009           7159.149623              6896.880445
2009-12-31  2010-01-31    -4.53%         -4.37%         12/2009           7471.244084              7198.878092
2010-01-31  2010-02-28     3.21%          2.63%         01/2010           7133.129388              6884.343501
2010-02-28  2010-03-31     6.96%          6.95%         02/2010           7362.174828              7065.680397
2010-03-31  2010-04-30     4.16%          4.36%         03/2010           7874.800332              7556.929558
2010-04-30  2010-05-31    -7.45%         -7.82%         04/2010           8202.008102              7886.770518
2010-05-31  2010-06-30    -2.87%         -2.96%         05/2010           7591.220265              7269.795161
2010-06-30  2010-07-31    10.65%         10.17%         06/2010           7373.081751              7054.408182
2010-07-31  2010-08-31    -0.53%         -0.64%         07/2010           8158.380397              7771.860493
2010-08-31  2010-09-30     6.59%          6.58%         08/2010           8114.752693               7722.44567
2010-09-30  2010-10-31     4.41%          4.43%         09/2010            8649.19205              8230.819452
2010-10-31  2010-11-30    -3.86%         -3.85%         10/2010           9030.934449              8595.326764
2010-11-30  2010-12-31     6.53%          6.35%         11/2010           8681.912829              8264.420094
2010-12-31  2011-01-31     2.15%          1.80%         12/2010           9248.981237              8788.835512
2011-01-31  2011-02-28     4.33%          4.32%         01/2011           9447.507351              8947.220621
2011-02-28  2011-03-31    -0.71%         -0.82%         02/2011           9856.237583              9333.786833
2011-03-31  2011-04-30     5.97%          5.91%         03/2011           9786.169542              9257.528121
2011-04-30  2011-05-31     0.56%          0.49%         04/2011           10370.06987              9804.232076
2011-05-31  2011-06-30    -2.24%         -2.39%         05/2011            10428.4599              9852.533063
2011-06-30  2011-07-31     0.23%          0.31%         06/2011           10194.89977              9617.216142
2011-07-31  2011-08-31    -4.80%         -5.12%         07/2011           10218.25579               9646.76484
2011-08-31  2011-09-30   -11.76%        -11.58%         08/2011            9727.77951               9152.79548
2011-09-30  2011-10-31    11.70%         11.84%         09/2011           8583.334861              8093.322045
2011-10-31  2011-11-30    -3.05%         -3.97%         10/2011           9587.643429              9051.923334
2011-11-30  2011-12-31     1.30%          1.72%         11/2011           9295.693265              8692.952504
2011-12-31  2012-01-31     6.40%          6.44%         12/2011           9416.755791              8842.563223
2012-01-31  2012-02-29     0.72%          0.81%         01/2012           10019.62108              9412.152305
2012-02-29  2012-03-31     3.58%          3.19%         02/2012           10091.96491              9488.739703
2012-03-31  2012-04-30     2.54%          2.69%         03/2012           10453.68409              9791.430141
2012-04-30  2012-05-31    -5.06%         -5.34%         04/2012           10718.94481              10054.95509
2012-05-31  2012-06-30     6.04%          6.00%         05/2012           10176.36606              9518.194729
2012-06-30  2012-07-31     2.91%          3.21%         06/2012           10791.28865              10089.60469
2012-07-31  2012-08-31     0.43%          0.33%         07/2012            11104.7786              10413.17889
2012-08-31  2012-09-30    -0.32%         -0.23%         08/2012           11153.00782              10447.58394
2012-09-30  2012-10-31     1.19%          0.92%         09/2012            11116.8359              10423.83382
                                                     10/31/2012           11249.46627              10519.92204

                            One Year From 06/04/2008
                            -------- ---------------
                            17.33%        2.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                    DFA International         MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Value Portfolio Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     2.20%          2.80%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.23%         -1.63%         11/2002        10220.38567               10280.36127
2002-12-31  2003-01-31     0.27%         -1.08%         12/2002        10345.87623               10112.68225
2003-01-31  2003-02-28     0.54%         -0.73%         01/2003        10373.99002               10003.91088
2003-02-28  2003-03-31    -0.94%         -0.97%         02/2003        10430.21761               9930.581866
2003-03-31  2003-04-30     9.52%          9.17%         03/2003        10331.81933               9834.520856
2003-04-30  2003-05-31    10.06%          8.84%         04/2003        11315.80213               10735.97888
2003-05-31  2003-06-30     5.64%          5.21%         05/2003        12454.41079               11685.10077
2003-06-30  2003-07-31     4.06%          3.02%         06/2003        13157.25564               12294.46488
2003-07-31  2003-08-31     5.54%          6.58%         07/2003        13691.41773                12665.5097
2003-08-31  2003-09-30     5.64%          5.72%         08/2003        14450.49017               13499.13838
2003-09-30  2003-10-31     5.71%          7.97%         09/2003         15265.7902               14270.80405
2003-10-31  2003-11-30     0.44%          0.09%         10/2003        16137.31782               15408.62594
2003-11-30  2003-12-31     6.27%          6.10%         11/2003        16207.60231                15422.1918
2003-12-31  2004-01-31     6.10%          4.30%         12/2003        17223.89293               16363.49193
2004-01-31  2004-02-29     3.07%          3.03%         01/2004        18274.30578               17067.32826
2004-02-29  2004-03-31     4.20%          3.85%         02/2004        18835.48525               17584.05338
2004-03-31  2004-04-30    -3.52%         -3.57%         03/2004         19626.8922                18261.7357
2004-04-30  2004-05-31    -0.99%         -1.08%         04/2004        18936.20977               17609.59632
2004-05-31  2004-06-30     4.55%          5.05%         05/2004        18749.14995               17419.67417
2004-06-30  2004-07-31    -3.48%         -4.41%         06/2004         19602.0768               18299.37792
2004-07-31  2004-08-31     1.23%          0.52%         07/2004        18920.13926               17492.39211
2004-08-31  2004-09-30     2.66%          2.74%         08/2004        19152.28821               17583.07566
2004-09-30  2004-10-31     3.26%          3.70%         09/2004        19661.20496                 18064.114
2004-10-31  2004-11-30     8.75%          8.00%         10/2004         20302.0146               18732.50797
2004-11-30  2004-12-31     5.16%          4.66%         11/2004        22078.80498               20230.49754
2004-12-31  2005-01-31     2.79%          1.54%         12/2004        23218.50509               21173.63089
2005-01-31  2005-02-28     4.74%          4.25%         01/2005          23866.814               21499.82279
2005-02-28  2005-03-31    -0.94%         -1.63%         02/2005        24997.58535                22413.3801
2005-03-31  2005-04-30    -1.95%         -2.82%         03/2005        24762.08069               22048.44603
2005-04-30  2005-05-31    -1.49%          0.24%         04/2005        24279.50664               21427.47149
2005-05-31  2005-06-30     2.35%          2.65%         05/2005        23917.57611                21477.9463
2005-06-30  2005-07-31     3.80%          4.34%         06/2005        24479.11656               22047.59053
2005-07-31  2005-08-31     3.90%          3.07%         07/2005         25409.4755                23005.5119
2005-08-31  2005-09-30     2.34%          4.05%         08/2005        26400.84159                23711.5481
2005-09-30  2005-10-31    -2.32%         -3.64%         09/2005        27017.81428               24672.76927
2005-10-31  2005-11-30     1.86%          3.33%         10/2005        26390.56038               23773.87776
2005-11-30  2005-12-31     6.44%          7.77%         11/2005         26880.1244                24566.4422
2005-12-31  2006-01-31     7.33%          7.13%         12/2005        28611.84883               26476.05196
2006-01-31  2006-02-28     0.21%         -1.26%         01/2006        30708.54575               28363.54081
2006-02-28  2006-03-31     4.77%          4.70%         02/2006         30773.0595               28007.52844
2006-03-31  2006-04-30     4.15%          4.65%         03/2006        32240.74735               29324.27312
2006-04-30  2006-05-31    -4.80%         -5.53%         04/2006         33579.4077               30689.17052
2006-05-31  2006-06-30    -1.86%         -2.44%         05/2006        31966.56392               28993.19262
2006-06-30  2006-07-31    -0.36%         -2.44%         06/2006        31371.49468               28287.15642
2006-07-31  2006-08-31     2.55%          2.92%         07/2006        31257.71206               27596.27488
2006-08-31  2006-09-30     0.95%         -0.27%         08/2006        32054.19042               28403.13848
2006-09-30  2006-10-31     4.39%          3.97%         09/2006        32358.39765               28326.75409
2006-10-31  2006-11-30     4.83%          4.30%         10/2006        33777.33948               29451.37675
2006-11-30  2006-12-31     3.75%          2.96%         11/2006         35408.3071               30718.13549
2006-12-31  2007-01-31     2.67%          2.04%         12/2006        36736.01328               31627.53749
2007-01-31  2007-02-28     1.81%          1.75%         01/2007        37715.17404                32272.7106
2007-02-28  2007-03-31     4.35%          3.31%         02/2007        38397.08958               32838.96678
2007-03-31  2007-04-30     2.97%          3.86%         03/2007        40065.44585               33927.45354
2007-04-30  2007-05-31     1.91%          1.48%         04/2007        41254.64284               35235.68238
2007-05-31  2007-06-30    -0.42%         -0.22%         05/2007        42041.61144               35756.40447
2007-06-30  2007-07-31    -0.25%         -0.62%         06/2007        41864.28685               35678.49384
2007-07-31  2007-08-31    -4.10%         -5.27%         07/2007        41758.34601               35458.88265
2007-08-31  2007-09-30     2.08%          2.26%         08/2007        40045.63584               33588.85261
2007-09-30  2007-10-31     3.94%          6.75%         09/2007        40878.91553               34347.37477
2007-10-31  2007-11-30    -8.12%         -8.22%         10/2007        42489.99449               36666.45619
2007-11-30  2007-12-31    -3.12%         -2.93%         11/2007        39037.68244               33651.89447
2007-12-31  2008-01-31    -6.60%         -9.69%         12/2007        37818.16915               32665.84943
2008-01-31  2008-02-29     2.19%          4.75%         01/2008         35324.0261               29499.34371
2008-02-29  2008-03-31     0.93%         -1.10%         02/2008        36097.40379               30900.25113
2008-03-31  2008-04-30     1.70%          2.43%         03/2008        36432.92044               30559.07123
2008-04-30  2008-05-31     2.20%          2.02%         04/2008        37052.72557               31302.66056
2008-05-31  2008-06-30    -8.74%         -7.72%         05/2008        37866.21982               31934.98609
2008-06-30  2008-07-31    -4.44%         -5.04%         06/2008         34558.3639               29469.08612
2008-07-31  2008-08-31    -3.22%         -3.70%         07/2008        33022.43662               27983.11507
2008-08-31  2008-09-30   -14.39%        -17.59%         08/2008        31959.10235               26948.38903
2008-09-30  2008-10-31   -21.76%        -24.69%         09/2008        27359.58617               22208.12594
2008-10-31  2008-11-30    -5.55%         -4.85%         10/2008        21404.96908                16725.9932
2008-11-30  2008-12-31     9.09%          6.67%         11/2008        20218.00222                15915.4982
2008-12-31  2009-01-31    -8.43%         -5.81%         12/2008        22056.30379               16976.82197
2009-01-31  2009-02-28   -10.99%         -9.13%         01/2009        20196.61544               15990.85442
2009-02-28  2009-03-31     6.52%          6.42%         02/2009        17976.98741               14530.25847
2009-03-31  2009-04-30    16.21%         15.42%         03/2009        19149.83234               15463.34586
2009-04-30  2009-05-31    13.77%         14.80%         04/2009        22254.66917               17847.05291
2009-05-31  2009-06-30    -0.33%          1.20%         05/2009         25319.4436               20488.08275
2009-06-30  2009-07-31     9.31%          8.04%         06/2009        25235.54408               20734.19195
2009-07-31  2009-08-31     8.66%          7.71%         07/2009        27584.92058               22400.38324
2009-08-31  2009-09-30     4.71%          5.62%         08/2009        29974.80356               24126.94183
2009-09-30  2009-10-31    -3.56%         -1.54%         09/2009        31387.09855               25482.95277
2009-10-31  2009-11-30     0.47%          0.78%         10/2009          30271.203               25089.83656
2009-11-30  2009-12-31     1.17%          1.26%         11/2009        30413.22607               25285.39782
2009-12-31  2010-01-31    -1.92%         -1.32%         12/2009        30770.32764               25605.13818
2010-01-31  2010-02-28    -0.95%         -0.57%         01/2010        30178.98271               25267.75281
2010-02-28  2010-03-31     8.12%          7.43%         02/2010        29893.50584               25123.10577
2010-03-31  2010-04-30     1.26%          1.98%         03/2010        32320.05917               26990.81055
2010-04-30  2010-05-31   -13.46%        -12.02%         04/2010        32727.88326               27524.18506
2010-05-31  2010-06-30    -2.01%         -0.94%         05/2010        28323.38308               24217.06723
2010-06-30  2010-07-31     9.73%          8.58%         06/2010        27754.01313               23989.84633
2010-07-31  2010-08-31    -4.67%         -2.60%         07/2010        30453.17847               26047.28284
2010-08-31  2010-09-30    11.23%         11.35%         08/2010         29031.4807               25370.52793
2010-09-30  2010-10-31     3.13%          4.12%         09/2010        32291.35236               28249.16302
2010-10-31  2010-11-30    -2.85%         -2.62%         10/2010        33301.10109               29413.47921
2010-11-30  2010-12-31    12.32%         11.31%         11/2010         32353.1737               28642.44678
2010-12-31  2011-01-31     2.09%          0.52%         12/2010        36340.06099               31880.68407
2011-01-31  2011-02-28     2.90%          2.84%         01/2011        37100.66693               32047.93572
2011-02-28  2011-03-31     0.50%         -0.09%         02/2011        38178.19199               32959.15007
2011-03-31  2011-04-30     4.30%          4.96%         03/2011        38368.34347               32928.70757
2011-04-30  2011-05-31    -3.43%         -2.77%         04/2011        40016.32298               34561.32949
2011-05-31  2011-06-30    -2.18%         -2.16%         05/2011        38643.00672               33604.25511
2011-06-30  2011-07-31    -1.92%         -0.55%         06/2011        37800.09835               32877.18471
2011-07-31  2011-08-31    -9.51%         -7.90%         07/2011        37073.58431               32697.80079
2011-08-31  2011-09-30   -11.80%        -11.48%         08/2011         33547.8544               30114.81104
2011-09-30  2011-10-31     7.61%          8.12%         09/2011        29589.60546               26657.38383
2011-10-31  2011-11-30    -3.23%         -5.02%         10/2011        31840.98849               28821.61096
2011-11-30  2011-12-31    -2.66%         -1.95%         11/2011        30811.78482               27373.73844
2011-12-31  2012-01-31    10.01%          8.26%         12/2011        29993.36925               26841.00507
2012-01-31  2012-02-29     5.96%          5.66%         01/2012        32997.12346               29057.81172
2012-02-29  2012-03-31     0.13%         -0.66%         02/2012        34962.81555               30703.77339
2012-03-31  2012-04-30    -2.78%         -0.52%         03/2012        35006.98841               30500.40725
2012-04-30  2012-05-31   -12.72%        -11.75%         04/2012        34035.18558               30341.79301
2012-05-31  2012-06-30     4.93%          3.45%         05/2012         29706.2457               26776.21775
2012-06-30  2012-07-31    -0.29%          0.77%         06/2012        31171.05716                27700.1125
2012-07-31  2012-08-31     3.67%          2.87%         07/2012        31081.48516               27914.05878
2012-08-31  2012-09-30     4.67%          4.74%         08/2012        32223.52821               28715.67731
2012-09-30  2012-10-31     0.93%          0.49%         09/2012        33729.92979               30076.12527
                                                     10/31/2012        34044.32328               30222.67959

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.92%      -4.33%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Vector Equity Portfolio vs. MSCI World ex USA Index (net div.) August 14, 2008 - October 31, 2012

                                                                International Vector    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio   USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2008-08-14  2008-08-31     0.50%          0.52%         08/2008           10000                10000
2008-08-31  2008-09-30   -12.94%        -14.44%         08/2008           10050          10052.06939
2008-09-30  2008-10-31   -22.97%        -20.80%         09/2008     8750.000002          8600.768752
2008-10-31  2008-11-30    -5.93%         -5.42%         10/2008     6740.000001          6811.639984
2008-11-30  2008-12-31     7.22%          5.27%         11/2008     6340.000002          6442.245585
2008-12-31  2009-01-31   -10.78%         -9.33%         12/2008     6797.589343          6781.851034
2009-01-31  2009-02-28   -11.09%        -10.12%         01/2009      6064.61442          6149.056066
2009-02-28  2009-03-31     9.48%          6.59%         02/2009     5391.884013          5526.576248
2009-03-31  2009-04-30    17.21%         12.90%         03/2009     5902.989202          5890.752975
2009-04-30  2009-05-31    15.41%         12.65%         04/2009     6918.665368          6650.415967
2009-05-31  2009-06-30    -0.66%         -1.04%         05/2009     7984.622531          7491.468867
2009-06-30  2009-07-31     9.87%          9.39%         06/2009     7931.868696          7413.892361
2009-07-31  2009-08-31     6.42%          4.79%         07/2009     8714.886503          8110.039659
2009-08-31  2009-09-30     5.03%          4.13%         08/2009     9274.184936          8498.716158
2009-09-30  2009-10-31    -3.46%         -1.61%         09/2009     9740.444039          8849.359501
2009-10-31  2009-11-30     2.17%          2.47%         10/2009     9403.863248          8707.299651
2009-11-30  2009-12-31     1.12%          1.59%         11/2009     9607.851608          8922.740415
2009-12-31  2010-01-31    -3.48%         -4.69%         12/2009     9715.325668          9064.978379
2010-01-31  2010-02-28    -0.22%         -0.10%         01/2010     9377.490319           8640.06291
2010-02-28  2010-03-31     7.93%          6.44%         02/2010     9357.015448          8631.404207
2010-03-31  2010-04-30     0.20%         -1.49%         03/2010     10099.39563          9187.037066
2010-04-30  2010-05-31   -12.35%        -11.03%         04/2010     10119.88122          9050.055812
2010-05-31  2010-06-30    -1.51%         -1.45%         05/2010     8870.260261          8051.384335
2010-06-30  2010-07-31    10.56%          9.24%         06/2010     8736.260406          7934.911348
2010-07-31  2010-08-31    -4.18%         -2.99%         07/2010     9658.593948          8668.297762
2010-08-31  2010-09-30    11.18%          9.59%         08/2010     9254.425317          8409.204567
2010-09-30  2010-10-31     3.84%          3.56%         09/2010     10289.41938          9215.873596
2010-10-31  2010-11-30    -3.60%         -4.23%         10/2010     10684.36679          9544.181032
2010-11-30  2010-12-31    10.65%          8.05%         11/2010     10299.81273          9139.990028
2010-12-31  2011-01-31     2.31%          2.15%         12/2010      11396.5556          9875.956309
2011-01-31  2011-02-28     3.34%          3.71%         01/2011     11659.87712          10088.70327
2011-02-28  2011-03-31    -1.40%         -2.00%         02/2011     12049.59298          10462.78756
2011-03-31  2011-04-30     5.06%          5.45%         03/2011     11880.95555          10253.19172
2011-04-30  2011-05-31    -3.30%         -2.96%         04/2011     12482.38935          10811.59736
2011-05-31  2011-06-30    -2.06%         -1.42%         05/2011     12070.88201          10491.09449
2011-06-30  2011-07-31    -2.35%         -1.65%         06/2011      11822.7466          10341.67887
2011-07-31  2011-08-31    -8.89%         -8.45%         07/2011     11544.81585          10171.08399
2011-08-31  2011-09-30   -11.97%        -10.04%         08/2011        10518.61          9311.188853
2011-09-30  2011-10-31     8.48%          9.73%         09/2011     9259.564258          8376.132319
2011-10-31  2011-11-30    -3.10%         -4.62%         10/2011     10044.63765          9190.739787
2011-11-30  2011-12-31    -2.76%         -1.09%         11/2011     9732.759178          8766.010708
2011-12-31  2012-01-31     8.18%          5.40%         12/2011      9464.12349           8670.35826
2012-01-31  2012-02-29     5.29%          5.50%         01/2012     10238.05882          9138.473251
2012-02-29  2012-03-31     0.00%         -0.74%         02/2012     10779.81355           9640.89324
2012-03-31  2012-04-30    -2.46%         -1.70%         03/2012      10779.8706          9569.537587
2012-04-30  2012-05-31   -12.32%        -11.40%         04/2012     10514.24751          9407.114841
2012-05-31  2012-06-30     5.70%          6.55%         05/2012     9219.334921          8334.662277
2012-06-30  2012-07-31    -0.46%          1.25%         06/2012     9745.079301          8880.777458
2012-07-31  2012-08-31     3.48%          2.85%         07/2012     9700.067389          8991.355876
2012-08-31  2012-09-30     3.96%          3.04%         08/2012     10037.65674          9247.890447
2012-09-30  2012-10-31     0.97%          0.70%         09/2012     10435.29317          9528.671005
                                                     10/31/2012     10536.93564          9595.444724

                            One Year From 08/14/2008
                            -------- ---------------
                            4.90%         1.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

World Ex U.S. Value Portfolio vs. MSCI All Country World ex USA Index (net div.) August 23, 2010 - October 31, 2012

                                                                 World Ex U.S.        MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Value Portfolio World ex USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------- -----------------------------
2010-08-23  2010-08-31    -1.10%         -0.80%         08/2010         10000                  10000
2010-08-31  2010-09-30    11.02%          9.95%         08/2010          9890             9919.63902
2010-09-30  2010-10-31     3.37%          3.41%         09/2010         10980            10906.45191
2010-10-31  2010-11-30    -4.41%         -3.86%         10/2010         11350             11277.9668
2010-11-30  2010-12-31     9.30%          7.83%         11/2010         10850            10842.76388
2010-12-31  2011-01-31     2.22%          0.98%         12/2010   11859.03339            11691.82335
2011-01-31  2011-02-28     2.17%          2.63%         01/2011   12122.11775            11806.89963
2011-02-28  2011-03-31    -0.60%         -0.23%         02/2011    12385.2021            12117.90216
2011-03-31  2011-04-30     4.77%          4.89%         03/2011   12311.32196            12090.03991
2011-04-30  2011-05-31    -3.61%         -2.88%         04/2011   12899.02293            12680.68759
2011-05-31  2011-06-30    -1.57%         -1.45%         05/2011   12432.91527            12315.00308
2011-06-30  2011-07-31    -2.60%         -1.36%         06/2011   12237.65652            12136.31095
2011-07-31  2011-08-31   -10.49%         -8.57%         07/2011   11919.92842            11970.71607
2011-08-31  2011-09-30   -12.71%        -11.13%         08/2011    10669.5146            10944.85409
2011-09-30  2011-10-31    10.18%         10.53%         09/2011   9313.529931            9727.230334
2011-10-31  2011-11-30    -3.71%         -5.10%         10/2011   10261.36705            10751.94292
2011-11-30  2011-12-31    -2.94%         -1.12%         11/2011   9880.171687            10203.25329
2011-12-31  2012-01-31     8.68%          6.78%         12/2011   9589.990747            10089.17208
2012-01-31  2012-02-29     5.39%          5.62%         01/2012   10422.09407              10773.674
2012-02-29  2012-03-31    -1.57%         -1.38%         02/2012   10983.76381            11378.90666
2012-03-31  2012-04-30    -3.46%         -1.58%         03/2012   10811.07453            11222.40248
2012-04-30  2012-05-31   -12.06%        -11.36%         04/2012   10436.48484            11045.46269
2012-05-31  2012-06-30     6.30%          5.90%         05/2012   9177.447286            9791.158967
2012-06-30  2012-07-31    -0.54%          1.41%         06/2012   9755.419868            10368.62815
2012-07-31  2012-08-31     3.49%          2.09%         07/2012   9702.573605            10515.15608
2012-08-31  2012-09-30     4.32%          3.74%         08/2012   10040.78968            10735.02446
2012-09-30  2012-10-31     0.61%          0.39%         09/2012   10474.51887             11136.0532
                                                     10/31/2012   10538.12931            11179.33451

                            One Year From 08/23/2010
                            -------- ---------------
                            2.70%         2.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Selectively Hedged Global Equity Portfolio vs. MSCI All Country World Index (Net Div)
November 14, 2011 - October 31, 2012

                                                                  Selectively Hedged      MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Global Equity Portfolio World Index (Net Div)
---------   ---------- ----------- ----------------- ---------- ----------------------- ---------------------
2011-11-14  2011-11-30    -0.80%         -1.27%         11/2011             10000                  10000
2011-11-30  2011-12-31    -0.92%         -0.20%         11/2011              9920              9873.3175
2011-12-31  2012-01-31     7.17%          5.81%         12/2011       9828.401674            9853.398339
2012-01-31  2012-02-29     5.16%          5.03%         01/2012       10533.30753             10426.3073
2012-02-29  2012-03-31     0.57%          0.66%         02/2012       11077.09205            10950.89422
2012-03-31  2012-04-30    -1.81%         -1.14%         03/2012       11140.56114            11023.62419
2012-04-30  2012-05-31    -8.93%         -8.97%         04/2012       10939.10434            10897.59352
2012-05-31  2012-06-30     4.82%          4.94%         05/2012       9962.038852            9920.511187
2012-06-30  2012-07-31     0.19%          1.37%         06/2012       10442.36564            10410.49989
2012-07-31  2012-08-31     2.72%          2.17%         07/2012       10462.72113            10552.99319
2012-08-31  2012-09-30     3.48%          3.15%         08/2012       10747.69797             10782.4894
2012-09-30  2012-10-31    -0.09%         -0.67%         09/2012       11121.75467             11122.1116
                                                     10/31/2012       11111.53246            11047.92843

                                From 11/14/2011
                                ---------------
                                   11.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                                MSCI
                                                                 Emerging     Emerging
                                                                  Markets   Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Portfolio   (net div.)
---------   ---------- ----------- ----------------- ---------- ----------- -------------
2002-10-31  2002-11-30     7.45%          6.88%         10/2002       10000        10000
2002-11-30  2002-12-31    -4.00%         -3.33%         11/2002 10745.34162  10688.20463
2002-12-31  2003-01-31    -0.12%         -0.44%         12/2002 10315.11682  10332.68124
2003-01-31  2003-02-28    -1.59%         -2.81%         01/2003 10302.52205  10287.11002
2003-02-28  2003-03-31    -1.61%         -2.86%         02/2003 10138.79004  9998.077641
2003-03-31  2003-04-30    13.38%          8.89%         03/2003 9975.058025  9712.550745
2003-04-30  2003-05-31     7.35%          7.15%         04/2003 11310.10367  10576.25547
2003-05-31  2003-06-30     3.84%          5.67%         05/2003 12141.35851  11332.42116
2003-06-30  2003-07-31     2.00%          6.22%         06/2003 12607.36501   11974.8284
2003-07-31  2003-08-31     4.51%          6.69%         07/2003 12859.26042  12719.45993
2003-08-31  2003-09-30     4.40%          0.73%         08/2003 13438.61985  13570.61278
2003-09-30  2003-10-31     7.63%          8.51%         09/2003 14030.57405  13669.44466
2003-10-31  2003-11-30    -1.00%          1.22%         10/2003 15101.12952  14832.47204
2003-11-30  2003-12-31    10.51%          7.24%         11/2003 14949.99228  15012.94766
2003-12-31  2004-01-31     1.85%          3.49%         12/2003 16521.50097   16099.9853
2004-01-31  2004-02-29     4.39%          4.59%         01/2004  16827.4547  16662.21886
2004-02-29  2004-03-31     0.65%          1.25%         02/2004 17566.84286  17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17681.5755   17644.0921
2004-04-30  2004-05-31    -1.23%         -2.00%         04/2004 16559.74519  16199.38255
2004-05-31  2004-06-30     1.80%          0.43%         05/2004 16355.77604  15876.20003
2004-06-30  2004-07-31    -0.08%         -1.83%         06/2004 16650.95828  15943.82184
2004-07-31  2004-08-31     2.78%          4.15%         07/2004 16638.10041  15651.96247
2004-08-31  2004-09-30     5.58%          5.77%         08/2004 17100.98419  16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004 18055.80847  17241.52745
2004-10-31  2004-11-30     8.70%          9.26%         10/2004 18559.87184  17653.47774
2004-11-30  2004-12-31     6.40%          4.80%         11/2004 20175.45957   19287.7093
2004-12-31  2005-01-31     0.79%          0.25%         12/2004 21467.04118  20214.06032
2005-01-31  2005-02-28     7.46%          8.72%         01/2005 21636.17545  20265.39862
2005-02-28  2005-03-31    -6.88%         -6.61%         02/2005 23249.45612  22033.51685
2005-03-31  2005-04-30    -2.41%         -2.68%         03/2005 21650.40595  20577.38623
2005-04-30  2005-05-31     2.96%          3.48%         04/2005 21129.33722  20024.99063
2005-05-31  2005-06-30     2.97%          3.40%         05/2005  21754.6197  20722.01549
2005-06-30  2005-07-31     6.41%          6.99%         06/2005 22400.82669  21426.05132
2005-07-31  2005-08-31     0.61%          0.86%         07/2005 23836.27061  22923.68229
2005-08-31  2005-09-30     7.92%          9.31%         08/2005 23981.13192   23119.9891
2005-09-30  2005-10-31    -5.02%         -6.54%         09/2005 25881.50169  25272.80535
2005-10-31  2005-11-30     7.22%          8.27%         10/2005 24582.78834  23620.93331
2005-11-30  2005-12-31     5.76%          5.91%         11/2005 26358.58006    25574.955
2005-12-31  2006-01-31     9.52%         11.17%         12/2005 27876.37477  27086.60788
2006-01-31  2006-02-28    -0.31%         -0.12%         01/2006 30529.99122   30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006 30436.17649  30076.21583
2006-03-31  2006-04-30     5.96%          7.12%         03/2006 30850.06928  30341.27525
2006-04-30  2006-05-31   -11.57%        -10.48%         04/2006 32687.66036  32501.78094
2006-05-31  2006-06-30    -0.15%         -0.24%         05/2006 28905.17361  29096.49107
2006-06-30  2006-07-31     1.83%          1.43%         06/2006 28860.37114  29025.36378
2006-07-31  2006-08-31     3.13%          2.55%         07/2006 29387.56293  29440.93262
2006-08-31  2006-09-30     1.35%          0.83%         08/2006 30306.76913  30191.10507
2006-09-30  2006-10-31     5.94%          4.75%         09/2006 30714.43419  30442.48182
2006-10-31  2006-11-30     6.37%          7.43%         10/2006 32540.40321  31887.98293
2006-11-30  2006-12-31     4.03%          4.50%         11/2006 34611.65166  34258.36502
2006-12-31  2007-01-31     1.45%         -1.08%         12/2006 36006.71469  35800.88873
2007-01-31  2007-02-28    -1.58%         -0.59%         01/2007  36530.1482  35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007 35951.61644  35205.20002
2007-03-31  2007-04-30     6.34%          4.63%         03/2007 37590.03764  36607.13479
2007-04-30  2007-05-31     6.69%          4.95%         04/2007 39973.86335  38301.93602
2007-05-31  2007-06-30     1.63%          4.69%         05/2007 42647.05519  40199.01976
2007-06-30  2007-07-31     2.37%          5.28%         06/2007 43340.76112  42083.39264
2007-07-31  2007-08-31    -1.75%         -2.13%         07/2007  44367.7276  44303.84785
2007-08-31  2007-09-30     8.81%         11.04%         08/2007 43590.56378   43362.3024
2007-09-30  2007-10-31    10.92%         11.15%         09/2007 47431.78844  48150.94986
2007-10-31  2007-11-30    -6.53%         -7.09%         10/2007 52610.47988  53520.78318
2007-11-30  2007-12-31    -0.41%          0.35%         11/2007 49176.63056  49726.86787
2007-12-31  2008-01-31    -8.74%        -12.48%         12/2007 48975.27654  49901.25085
2008-01-31  2008-02-29     3.17%          7.38%         01/2008 44695.59983   43673.8733
2008-02-29  2008-03-31    -3.12%         -5.29%         02/2008 46112.42113  46897.54641
2008-03-31  2008-04-30     7.11%          8.12%         03/2008 44673.03969  44415.76252
2008-04-30  2008-05-31     0.58%          1.86%         04/2008  47848.2934  48020.26653
2008-05-31  2008-06-30   -10.29%         -9.97%         05/2008 48126.31101  48911.10737
2008-06-30  2008-07-31    -1.33%         -3.77%         06/2008 43173.37154  44032.83828
2008-07-31  2008-08-31    -5.96%         -7.99%         07/2008 42598.11992  42371.91524
2008-08-31  2008-09-30   -13.95%        -17.50%         08/2008 40061.11278  38987.53211
2008-09-30  2008-10-31   -26.35%        -27.37%         09/2008 34471.94699  32164.58346
2008-10-31  2008-11-30    -9.09%         -7.53%         10/2008 25388.62618  23361.83389
2008-11-30  2008-12-31     7.79%          7.80%         11/2008 23080.56925  21603.22571
2008-12-31  2009-01-31    -7.65%         -6.46%         12/2008 24879.66464  23288.18785
2009-01-31  2009-02-28    -6.56%         -5.64%         01/2009 22977.54961  21784.22273
2009-02-28  2009-03-31    14.45%         14.37%         02/2009  21471.0745  20555.33038
2009-03-31  2009-04-30    14.77%         16.64%         03/2009 24574.41705  23509.27602
2009-04-30  2009-05-31    17.04%         17.09%         04/2009   28204.902  27421.45939
2009-05-31  2009-06-30    -0.88%         -1.35%         05/2009 33009.95561  32106.85072
2009-06-30  2009-07-31    11.40%         11.24%         06/2009 32719.45461  31674.35664
2009-07-31  2009-08-31     0.34%         -0.36%         07/2009 36450.48581  35236.07119
2009-08-31  2009-09-30     8.76%          9.08%         08/2009  36573.3181  35109.92688
2009-09-30  2009-10-31    -2.10%          0.12%         09/2009 39777.95592   38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009 38944.42484  38344.23233
2009-11-30  2009-12-31     3.58%          3.95%         11/2009 41259.78898  39991.33055
2009-12-31  2010-01-31    -5.48%         -5.58%         12/2009 42735.73871  41570.63621
2010-01-31  2010-02-28     1.21%          0.35%         01/2010 40394.70009  39252.15628
2010-02-28  2010-03-31     8.34%          8.07%         02/2010 40881.76181   39390.3133
2010-03-31  2010-04-30     0.57%          1.21%         03/2010 44291.67311   42570.3986
2010-04-30  2010-05-31    -9.33%         -8.80%         04/2010 44543.50921  43086.13887
2010-05-31  2010-06-30     0.15%         -0.74%         05/2010 40388.21366   39296.4307
2010-06-30  2010-07-31     8.78%          8.33%         06/2010 40449.89618  39007.56331
2010-07-31  2010-08-31    -2.34%         -1.94%         07/2010 44001.74908  42255.92483
2010-08-31  2010-09-30    11.34%         11.11%         08/2010 42971.07748  41435.27509
2010-09-30  2010-10-31     3.00%          2.90%         09/2010 47842.98284  46039.95583
2010-10-31  2010-11-30    -2.27%         -2.64%         10/2010 49278.27233  47376.79589
2010-11-30  2010-12-31     8.09%          7.14%         11/2010 48161.93606  46126.15023
2010-12-31  2011-01-31    -2.61%         -2.71%         12/2010 52059.25944  49417.68963
2011-01-31  2011-02-28    -0.74%         -0.93%         01/2011 50700.89651  48076.93112
2011-02-28  2011-03-31     5.53%          5.88%         02/2011 50327.34671  47628.60177
2011-03-31  2011-04-30     3.48%          3.10%         03/2011 53111.99073  50428.86654
2011-04-30  2011-05-31    -2.78%         -2.62%         04/2011 54962.76022  51993.18073
2011-05-31  2011-06-30    -1.22%         -1.54%         05/2011 53434.60192  50629.43612
2011-06-30  2011-07-31    -0.81%         -0.44%         06/2011 52783.60604  49850.56795
2011-07-31  2011-08-31    -8.12%         -8.94%         07/2011 52356.69237  49629.16113
2011-08-31  2011-09-30   -15.14%        -14.58%         08/2011 48104.63223  45194.09196
2011-09-30  2011-10-31    12.48%         13.25%         09/2011 40823.31789  38605.04085
2011-10-31  2011-11-30    -3.52%         -6.66%         10/2011 45917.62736  43718.55662
2011-11-30  2011-12-31    -2.95%         -1.21%         11/2011 44299.83988  40804.88147
2011-12-31  2012-01-31    10.73%         11.34%         12/2011 42993.82498  40313.07288
2012-01-31  2012-02-29     5.40%          5.99%         01/2012 47606.12004  44885.64739
2012-02-29  2012-03-31    -2.63%         -3.34%         02/2012 50174.53534  47574.28607
2012-03-31  2012-04-30    -1.81%         -1.20%         03/2012 48854.15283  45986.28864
2012-04-30  2012-05-31   -10.78%        -11.21%         04/2012 47967.86869  45436.70648
2012-05-31  2012-06-30     4.89%          3.86%         05/2012 42794.86325  40341.21113
2012-06-30  2012-07-31     0.81%          1.95%         06/2012 44887.31089  41898.19616
2012-07-31  2012-08-31     0.60%         -0.33%         07/2012 45251.36045  42715.46911
2012-08-31  2012-09-30     5.58%          6.03%         08/2012 45524.39763  42573.22844
2012-09-30  2012-10-31    -0.57%         -0.61%         09/2012 48066.69862  45142.17877
                                                     10/31/2012 47791.61259   44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.08%      -1.90%     16.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Small Cap Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 Emerging Markets        MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Portfolio Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ------------------------
2002-10-31  2002-11-30     7.68%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.40%         -3.33%         11/2002      10767.8245           10688.20463
2002-12-31  2003-01-31     1.80%         -0.44%         12/2002     10401.29308           10332.68124
2003-01-31  2003-02-28    -1.06%         -2.81%         01/2003      10588.3667           10287.11002
2003-02-28  2003-03-31    -0.89%         -2.86%         02/2003     10476.12253           9998.077641
2003-03-31  2003-04-30    12.97%          8.89%         03/2003     10382.58572           9712.550745
2003-04-30  2003-05-31     7.50%          7.15%         04/2003     11729.51576           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12608.76176           11332.42116
2003-06-30  2003-07-31     1.99%          6.22%         06/2003     13151.27524            11974.8284
2003-07-31  2003-08-31     6.00%          6.69%         07/2003     13413.17831           12719.45993
2003-08-31  2003-09-30     3.82%          0.73%         08/2003     14217.59485           13570.61278
2003-09-30  2003-10-31     8.62%          8.51%         09/2003     14760.10834           13669.44466
2003-10-31  2003-11-30     1.98%          1.22%         10/2003     16032.20893           14832.47204
2003-11-30  2003-12-31     9.93%          7.24%         11/2003     16350.23408           15012.94766
2003-12-31  2004-01-31     2.97%          3.49%         12/2003     17973.65769            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18506.77466           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19287.41022           17426.29823
2004-03-31  2004-04-30    -5.63%         -8.19%         03/2004     19611.08838            17644.0921
2004-04-30  2004-05-31    -4.22%         -2.00%         04/2004     18506.77467           16199.38255
2004-05-31  2004-06-30     0.83%          0.43%         05/2004     17726.13911           15876.20003
2004-06-30  2004-07-31     0.64%         -1.83%         06/2004     17873.22791           15943.82184
2004-07-31  2004-08-31     3.30%          4.15%         07/2004     17988.04522           15651.96247
2004-08-31  2004-09-30     5.56%          5.77%         08/2004     18581.26799           16301.04143
2004-09-30  2004-10-31     2.45%          2.39%         09/2004     19615.25972           17241.52745
2004-10-31  2004-11-30     9.47%          9.26%         10/2004     20096.02589           17653.47774
2004-11-30  2004-12-31     5.30%          4.80%         11/2004     21999.85993            19287.7093
2004-12-31  2005-01-31     2.78%          0.25%         12/2004     23165.02671           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     23808.49966           20265.39862
2005-02-28  2005-03-31    -6.97%         -6.61%         02/2005     25316.63943           22033.51685
2005-03-31  2005-04-30    -3.68%         -2.68%         03/2005     23550.83068           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     22684.54692           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23127.76186           20722.01549
2005-06-30  2005-07-31     5.48%          6.99%         06/2005     23713.88192           21426.05132
2005-07-31  2005-08-31     0.65%          0.86%         07/2005     25013.27271           22923.68229
2005-08-31  2005-09-30     6.56%          9.31%         08/2005     25175.69655            23119.9891
2005-09-30  2005-10-31    -4.88%         -6.54%         09/2005     26827.17702           25272.80535
2005-10-31  2005-11-30     7.13%          8.27%         10/2005     25518.53424           23620.93331
2005-11-30  2005-12-31     6.55%          5.91%         11/2005     27338.36561             25574.955
2005-12-31  2006-01-31     9.65%         11.17%         12/2005     29129.72841           27086.60788
2006-01-31  2006-02-28     1.05%         -0.12%         01/2006     31941.96443            30111.9491
2006-02-28  2006-03-31     1.83%          0.88%         02/2006     32277.75381           30076.21583
2006-03-31  2006-04-30     8.12%          7.12%         03/2006      32867.3813           30341.27525
2006-04-30  2006-05-31   -10.53%        -10.48%         04/2006     35536.27991           32501.78094
2006-05-31  2006-06-30    -4.41%         -0.24%         05/2006     31795.61887           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30392.25289           29025.36378
2006-07-31  2006-08-31     3.47%          2.55%         07/2006     31091.16881           29440.93262
2006-08-31  2006-09-30     2.77%          0.83%         08/2006     32171.31161           30191.10507
2006-09-30  2006-10-31     7.54%          4.75%         09/2006     33061.93462           30442.48182
2006-10-31  2006-11-30     7.61%          7.43%         10/2006      35554.3614           31887.98293
2006-11-30  2006-12-31     4.54%          4.50%         11/2006      38259.8161           34258.36502
2006-12-31  2007-01-31     1.88%         -1.08%         12/2006     39997.46853           35800.88873
2007-01-31  2007-02-28     0.89%         -0.59%         01/2007     40749.12938           35415.39915
2007-02-28  2007-03-31     4.43%          3.98%         02/2007     41113.57101           35205.20002
2007-03-31  2007-04-30     7.64%          4.63%         03/2007     42935.77914           36607.13479
2007-04-30  2007-05-31     7.93%          4.95%         04/2007     46215.75377           38301.93602
2007-05-31  2007-06-30     2.99%          4.69%         05/2007     49882.94765           40199.01976
2007-06-30  2007-07-31     4.86%          5.28%         06/2007     51373.07789           42083.39264
2007-07-31  2007-08-31    -4.17%         -2.13%         07/2007     53869.58503           44303.84785
2007-08-31  2007-09-30     6.87%         11.04%         08/2007     51625.01898            43362.3024
2007-09-30  2007-10-31     7.50%         11.15%         09/2007      55172.5344           48150.94986
2007-10-31  2007-11-30    -8.02%         -7.09%         10/2007     59308.75106           53520.78318
2007-11-30  2007-12-31     1.19%          0.35%         11/2007      54552.1019           49726.86787
2007-12-31  2008-01-31   -12.06%        -12.48%         12/2007     55203.09732           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     48546.18072            43673.8733
2008-02-29  2008-03-31    -4.74%         -5.29%         02/2008     49951.52978           46897.54641
2008-03-31  2008-04-30     6.12%          8.12%         03/2008     47584.93673           44415.76252
2008-04-30  2008-05-31    -0.64%          1.86%         04/2008     50495.78304           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     50175.09659           48911.10737
2008-06-30  2008-07-31    -1.57%         -3.77%         06/2008     44393.86212           44032.83828
2008-07-31  2008-08-31    -6.04%         -7.99%         07/2008     43696.70668           42371.91524
2008-08-31  2008-09-30   -18.06%        -17.50%         08/2008      41057.4754           38987.53211
2008-09-30  2008-10-31   -30.34%        -27.37%         09/2008     33640.76609           32164.58346
2008-10-31  2008-11-30    -6.12%         -7.53%         10/2008     23432.88041           23361.83389
2008-11-30  2008-12-31    14.08%          7.80%         11/2008     21999.75361           21603.22571
2008-12-31  2009-01-31    -7.69%         -6.46%         12/2008     25098.21276           23288.18785
2009-01-31  2009-02-28    -6.14%         -5.64%         01/2009       23167.581           21784.22273
2009-02-28  2009-03-31    13.76%         14.37%         02/2009     21745.01024           20555.33038
2009-03-31  2009-04-30    20.25%         16.64%         03/2009     24737.14625           23509.27602
2009-04-30  2009-05-31    22.91%         17.09%         04/2009     29745.59209           27421.45939
2009-05-31  2009-06-30    -0.50%         -1.35%         05/2009     36559.11234           32106.85072
2009-06-30  2009-07-31    12.68%         11.24%         06/2009     36377.95602           31674.35664
2009-07-31  2009-08-31     1.19%         -0.36%         07/2009     40992.49589           35236.07119
2009-08-31  2009-09-30     8.34%          9.08%         08/2009     41479.58621           35109.92688
2009-09-30  2009-10-31    -0.11%          0.12%         09/2009     44939.17255            38296.8602
2009-10-31  2009-11-30     5.85%          4.30%         10/2009     44887.72531           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     47511.53504           39991.33055
2009-12-31  2010-01-31    -4.43%         -5.58%         12/2009     50130.46794           41570.63621
2010-01-31  2010-02-28     1.72%          0.35%         01/2010     47910.47812           39252.15628
2010-02-28  2010-03-31     8.54%          8.07%         02/2010     48736.52084            39390.3133
2010-03-31  2010-04-30     1.61%          1.21%         03/2010     52898.58192            42570.3986
2010-04-30  2010-05-31   -10.09%         -8.80%         04/2010     53750.95164           43086.13887
2010-05-31  2010-06-30     2.65%         -0.74%         05/2010     48326.78065            39296.4307
2010-06-30  2010-07-31     9.18%          8.33%         06/2010     49605.02608           39007.56331
2010-07-31  2010-08-31     0.48%         -1.94%         07/2010     54157.13911           42255.92483
2010-08-31  2010-09-30    12.11%         11.11%         08/2010     54417.25986           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     61007.92681           46039.95583
2010-10-31  2010-11-30    -2.72%         -2.64%         10/2010     63439.87587           47376.79589
2010-11-30  2010-12-31     5.75%          7.14%         11/2010     61713.97653           46126.15023
2010-12-31  2011-01-31    -4.24%         -2.71%         12/2010     65262.00898           49417.68963
2011-01-31  2011-02-28    -2.95%         -0.93%         01/2011     62495.29039           48076.93112
2011-02-28  2011-03-31     5.55%          5.88%         02/2011     60650.81133           47628.60177
2011-03-31  2011-04-30     5.25%          3.10%         03/2011     64014.27315           50428.86654
2011-04-30  2011-05-31    -2.29%         -2.62%         04/2011     67377.73496           51993.18073
2011-05-31  2011-06-30    -0.81%         -1.54%         05/2011     65831.62751           50629.43612
2011-06-30  2011-07-31     1.13%         -0.44%         06/2011     65298.14039           49850.56795
2011-07-31  2011-08-31    -9.51%         -8.94%         07/2011     66035.20134           49629.16113
2011-08-31  2011-09-30   -17.79%        -14.58%         08/2011       59756.534           45194.09196
2011-09-30  2011-10-31    11.02%         13.25%         09/2011     49128.28936           38605.04085
2011-10-31  2011-11-30    -4.89%         -6.66%         10/2011     54541.19372           43718.55662
2011-11-30  2011-12-31    -2.65%         -1.21%         11/2011     51875.95656           40804.88147
2011-12-31  2012-01-31    11.27%         11.34%         12/2011     50498.74336           40313.07288
2012-01-31  2012-02-29     8.17%          5.99%         01/2012     56191.53497           44885.64739
2012-02-29  2012-03-31    -2.61%         -3.34%         02/2012     60779.75506           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     59193.70367           45986.28864
2012-04-30  2012-05-31    -9.17%        -11.21%         04/2012     57777.58636           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     52481.30761           40341.21113
2012-06-30  2012-07-31    -1.26%          1.95%         06/2012     54491.14635           41898.19616
2012-07-31  2012-08-31     2.60%         -0.33%         07/2012     53807.15707           42715.46911
2012-08-31  2012-09-30     5.85%          6.03%         08/2012      55203.6352           42573.22844
2012-09-30  2012-10-31    -0.39%         -0.61%         09/2012       58430.911           45142.17877
                                                     10/31/2012     58201.88243            44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.71%      -0.38%     19.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Emerging Markets Value Portfolio - Class R2 vs. MSCI Emerging Markets Index (net div.)
January 29, 2008 - October 31,2012

                                                                                        MSCI Emerging
                                                                  Emerging Markets      Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns EndDate Value Portfolio - Class R2  (net div.)
---------   ---------- ----------- ----------------- ------- -------------------------- -------------
01/29/2008  01/31/2008     0.50%         -1.29%      01/2008          $10,000              $10,000
            02/29/2008     3.98%          7.38%      01/2008          $10,050              $ 9,871
            03/31/2008    -3.38%         -5.29%      02/2008          $10,450              $10,599
            04/30/2008     7.67%          8.12%      03/2008          $10,097              $10,038
            05/31/2008     0.83%          1.86%      04/2008          $10,872              $10,853
            06/30/2008   -11.72%         -9.97%      05/2008          $10,962              $11,054
            07/31/2008    -1.94%         -3.77%      06/2008          $ 9,677              $ 9,952
            08/31/2008    -8.59%         -7.99%      07/2008          $ 9,489              $ 9,576
            09/30/2008   -17.29%        -17.50%      08/2008          $ 8,674              $ 8,811
            10/31/2008   -31.01%        -27.37%      09/2008          $ 7,174              $ 7,269
            11/30/2008    -7.68%         -7.53%      10/2008          $ 4,949              $ 5,280
            12/31/2008    12.06%          7.80%      11/2008          $ 4,569              $ 4,882
            01/31/2009    -8.70%         -6.46%      12/2008          $ 5,120              $ 5,263
            02/28/2009    -8.84%         -5.64%      01/2009          $ 4,675              $ 4,923
            03/31/2009    17.37%         14.37%      02/2009          $ 4,262              $ 4,646
            04/30/2009    19.87%         16.64%      03/2009          $ 5,002              $ 5,313
            05/31/2009    22.46%         17.09%      04/2009          $ 5,996              $ 6,197
            06/30/2009    -1.38%         -1.35%      05/2009          $ 7,342              $ 7,256
            07/31/2009    13.21%         11.24%      06/2009          $ 7,241              $ 7,159
            08/31/2009     0.83%         -0.36%      07/2009          $ 8,197              $ 7,964
            09/30/2009     9.31%          9.08%      08/2009          $ 8,265              $ 7,935
            10/31/2009    -2.34%          0.12%      09/2009          $ 9,035              $ 8,655
            11/30/2009     6.40%          4.30%      10/2009          $ 8,823              $ 8,666
            12/31/2009     4.89%          3.95%      11/2009          $ 9,388              $ 9,038
            01/31/2010    -5.58%         -5.58%      12/2009          $ 9,847              $ 9,395
            02/28/2010     0.54%          0.35%      01/2010          $ 9,297              $ 8,871
            03/31/2010     8.56%          8.07%      02/2010          $ 9,347              $ 8,902
            04/30/2010     0.99%          1.21%      03/2010          $10,147              $ 9,621
            05/31/2010   -10.73%         -8.80%      04/2010          $10,246              $ 9,738
            06/30/2010     0.57%         -0.74%      05/2010          $ 9,147              $ 8,881
            07/31/2010     9.64%          8.33%      06/2010          $ 9,199              $ 8,816
            08/31/2010    -2.20%         -1.94%      07/2010          $10,085              $ 9,550
            09/30/2010    11.84%         11.11%      08/2010          $ 9,864              $ 9,365
            10/31/2010     3.74%          2.90%      09/2010          $11,031              $10,405
            11/30/2010    -3.61%         -2.64%      10/2010          $11,444              $10,707
            12/31/2010     8.42%          7.14%      11/2010          $11,031              $10,425
            01/31/2011    -3.15%         -2.71%      12/2010          $11,960              $11,169
            02/28/2011    -1.66%         -0.93%      01/2011          $11,583              $10,866
            03/31/2011     5.72%          5.88%      02/2011          $11,391              $10,764
            04/30/2011     3.51%          3.10%      03/2011          $12,043              $11,397
            05/31/2011    -3.82%         -2.62%      04/2011          $12,466              $11,751
            06/30/2011    -2.10%         -1.54%      05/2011          $11,990              $11,443
            07/31/2011    -0.85%         -0.44%      06/2011          $11,738              $11,267
            08/31/2011   -10.18%         -8.94%      07/2011          $11,639              $11,217
            09/30/2011   -17.95%        -14.58%      08/2011          $10,454              $10,214
            10/31/2011    13.09%         13.25%      09/2011          $ 8,577              $ 8,725
            11/30/2011    -5.10%         -6.66%      10/2011          $ 9,701              $ 9,881
            12/31/2011    -3.59%         -1.21%      11/2011          $ 9,206              $ 9,222
            01/31/2012    13.83%         11.34%      12/2011          $ 8,875              $ 9,111
            02/29/2012     6.06%          5.99%      01/2012          $10,102              $10,144
            03/31/2012    -4.31%         -3.34%      02/2012          $10,714              $10,752
            04/30/2012    -3.27%         -1.20%      03/2012          $10,253              $10,393
            05/31/2012   -11.10%        -11.21%      04/2012          $ 9,918              $10,269
            06/30/2012     4.50%          3.86%      05/2012          $ 8,817              $ 9,117
            07/31/2012    -0.63%          1.95%      06/2012          $ 9,214              $ 9,469
            08/31/2012     1.35%         -0.33%      07/2012          $ 9,155              $ 9,654
            09/30/2012     6.40%          6.03%      08/2012          $ 9,279              $ 9,622
            10/31/2012    -1.33%         -0.61%      09/2012          $ 9,873              $10,202
                                                     10/2012          $ 9,742              $10,140

                            One Year Since 1/29/2008
                            -------- ---------------
                            0.43%         -0.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Value Portfolio-Institutional Class vs. MSCI Emerging Markets Index (net div.)
October 31, 2002 - October 31, 2012

                                                                 Emerging Markets
                                                                 Value Portfolio-   MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class   Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ---------------------
2002-10-31  2002-11-30     7.81%          6.88%         10/2002           10000                10000
2002-11-30  2002-12-31    -2.98%         -3.33%         11/2002     10781.04994          10688.20463
2002-12-31  2003-01-31     1.51%         -0.44%         12/2002     10459.32273          10332.68124
2003-01-31  2003-02-28    -0.87%         -2.81%         01/2003     10617.00096          10287.11002
2003-02-28  2003-03-31    -2.25%         -2.86%         02/2003     10525.02199          9998.077641
2003-03-31  2003-04-30    13.15%          8.89%         03/2003     10288.50464          9712.550745
2003-04-30  2003-05-31     7.45%          7.15%         04/2003     11641.90947          10576.25547
2003-05-31  2003-06-30     4.41%          5.67%         05/2003     12509.13975          11332.42116
2003-06-30  2003-07-31     2.31%          6.22%         06/2003     13061.01356           11974.8284
2003-07-31  2003-08-31     6.59%          6.69%         07/2003     13363.23017          12719.45993
2003-08-31  2003-09-30     4.89%          0.73%         08/2003      14243.6003          13570.61278
2003-09-30  2003-10-31     8.88%          8.51%         09/2003     14940.01249          13669.44466
2003-10-31  2003-11-30     1.13%          1.22%         10/2003     16267.13761          14832.47204
2003-11-30  2003-12-31    12.03%          7.24%         11/2003     16451.09555          15012.94766
2003-12-31  2004-01-31     2.75%          3.49%         12/2003     18430.57107           16099.9853
2004-01-31  2004-02-29     6.47%          4.59%         01/2004     18936.61276          16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20161.76633          17426.29823
2004-03-31  2004-04-30    -7.05%         -8.19%         03/2004     20414.78718           17644.0921
2004-04-30  2004-05-31    -2.95%         -2.00%         04/2004     18976.56342          16199.38255
2004-05-31  2004-06-30     1.82%          0.43%         05/2004     18417.25419          15876.20003
2004-06-30  2004-07-31     1.29%         -1.83%         06/2004     18752.83395          15943.82184
2004-07-31  2004-08-31     4.44%          4.15%         07/2004     18993.94182          15651.96247
2004-08-31  2004-09-30     6.59%          5.77%         08/2004     19837.81934          16301.04143
2004-09-30  2004-10-31     3.12%          2.39%         09/2004     21144.61687          17241.52745
2004-10-31  2004-11-30    10.82%          9.26%         10/2004     21804.96501          17653.47774
2004-11-30  2004-12-31     6.43%          4.80%         11/2004     24163.35121           19287.7093
2004-12-31  2005-01-31     1.64%          0.25%         12/2004     25716.54763          20214.06032
2005-01-31  2005-02-28     9.11%          8.72%         01/2005     26138.57674          20265.39862
2005-02-28  2005-03-31    -7.31%         -6.61%         02/2005      28520.9991          22033.51685
2005-03-31  2005-04-30    -3.56%         -2.68%         03/2005     26435.86373          20577.38623
2005-04-30  2005-05-31     1.44%          3.48%         04/2005     25495.13417          20024.99063
2005-05-31  2005-06-30     3.29%          3.40%         05/2005     25863.24574          20722.01549
2005-06-30  2005-07-31     7.28%          6.99%         06/2005     26713.04067          21426.05132
2005-07-31  2005-08-31     1.59%          0.86%         07/2005     28656.55911          22923.68229
2005-08-31  2005-09-30     8.02%          9.31%         08/2005     29111.42512           23119.9891
2005-09-30  2005-10-31    -6.26%         -6.54%         09/2005     31447.29509          25272.80535
2005-10-31  2005-11-30     7.38%          8.27%         10/2005     29480.10746          23620.93331
2005-11-30  2005-12-31     6.27%          5.91%         11/2005      31655.0966            25574.955
2005-12-31  2006-01-31     9.56%         11.17%         12/2005     33640.94678          27086.60788
2006-01-31  2006-02-28     0.38%         -0.12%         01/2006      36855.5888           30111.9491
2006-02-28  2006-03-31     3.38%          0.88%         02/2006     36996.58187          30076.21583
2006-03-31  2006-04-30     8.72%          7.12%         03/2006     38246.39699          30341.27525
2006-04-30  2006-05-31   -10.84%        -10.48%         04/2006     41582.00293          32501.78094
2006-05-31  2006-06-30    -0.91%         -0.24%         05/2006     37073.28134          29096.49107
2006-06-30  2006-07-31     2.36%          1.43%         06/2006     36736.37926          29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     37604.27978          29440.93262
2006-08-31  2006-09-30     2.03%          0.83%         08/2006     38287.21788          30191.10507
2006-09-30  2006-10-31     6.94%          4.75%         09/2006     39063.54995          30442.48182
2006-10-31  2006-11-30     7.31%          7.43%         10/2006      41773.9064          31887.98293
2006-11-30  2006-12-31     3.51%          4.50%         11/2006     44828.43509          34258.36502
2006-12-31  2007-01-31     1.54%         -1.08%         12/2006     46400.03293          35800.88873
2007-01-31  2007-02-28     0.56%         -0.59%         01/2007     47113.65553          35415.39915
2007-02-28  2007-03-31     5.21%          3.98%         02/2007     47375.80261          35205.20002
2007-03-31  2007-04-30     7.97%          4.63%         03/2007     49842.20782          36607.13479
2007-04-30  2007-05-31     7.60%          4.95%         04/2007     53813.23316          38301.93602
2007-05-31  2007-06-30     2.84%          4.69%         05/2007     57901.05337          40199.01976
2007-06-30  2007-07-31     4.74%          5.28%         06/2007     59545.27699          42083.39264
2007-07-31  2007-08-31    -3.23%         -2.13%         07/2007     62366.07472          44303.84785
2007-08-31  2007-09-30     9.01%         11.04%         08/2007     60353.31802           43362.3024
2007-09-30  2007-10-31    10.97%         11.15%         09/2007     65792.44111          48150.94986
2007-10-31  2007-11-30    -7.30%         -7.09%         10/2007     73010.86241          53520.78318
2007-11-30  2007-12-31    -0.16%          0.35%         11/2007     67681.92563          49726.86787
2007-12-31  2008-01-31    -9.96%        -12.48%         12/2007     67575.81224          49901.25085
2008-01-31  2008-02-29     3.99%          7.38%         01/2008     60847.09008           43673.8733
2008-02-29  2008-03-31    -3.36%         -5.29%         02/2008     63277.32834          46897.54641
2008-03-31  2008-04-30     7.71%          8.12%         03/2008     61148.20583          44415.76252
2008-04-30  2008-05-31     0.85%          1.86%         04/2008     65863.61473          48020.26653
2008-05-31  2008-06-30   -11.63%         -9.97%         05/2008      66426.4216          48911.10737
2008-06-30  2008-07-31    -1.96%         -3.77%         06/2008     58698.85541          44032.83828
2008-07-31  2008-08-31    -8.57%         -7.99%         07/2008     57546.99404          42371.91524
2008-08-31  2008-09-30   -17.25%        -17.50%         08/2008     52617.02737          38987.53211
2008-09-30  2008-10-31   -31.05%        -27.37%         09/2008     43539.68508          32164.58346
2008-10-31  2008-11-30    -7.59%         -7.53%         10/2008     30018.81421          23361.83389
2008-11-30  2008-12-31    12.21%          7.80%         11/2008     27739.49309          21603.22571
2008-12-31  2009-01-31    -9.03%         -6.46%         12/2008     31125.33622          23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009      28315.7926          21784.22273
2009-02-28  2009-03-31    17.30%         14.37%         02/2009     25910.23564          20555.33038
2009-03-31  2009-04-30    19.66%         16.64%         03/2009     30392.29689          23509.27602
2009-04-30  2009-05-31    22.50%         17.09%         04/2009     36367.79386          27421.45939
2009-05-31  2009-06-30    -1.23%         -1.35%         05/2009     44549.62816          32106.85072
2009-06-30  2009-07-31    13.41%         11.24%         06/2009     44000.80518          31674.35664
2009-07-31  2009-08-31     0.74%         -0.36%         07/2009      49900.8711          35236.07119
2009-08-31  2009-09-30     9.23%          9.08%         08/2009     50270.78119          35109.92688
2009-09-30  2009-10-31    -2.36%          0.12%         09/2009     54908.62011           38296.8602
2009-10-31  2009-11-30     6.37%          4.30%         10/2009     53610.10546          38344.23233
2009-11-30  2009-12-31     4.95%          3.95%         11/2009     57023.34402          39991.33055
2009-12-31  2010-01-31    -5.69%         -5.58%         12/2009     59847.87712          41570.63621
2010-01-31  2010-02-28     0.78%          0.35%         01/2010     56440.50752          39252.15628
2010-02-28  2010-03-31     8.80%          8.07%         02/2010     56878.32595           39390.3133
2010-03-31  2010-04-30     0.65%          1.21%         03/2010     61884.68462           42570.3986
2010-04-30  2010-05-31   -10.48%         -8.80%         04/2010     62284.43189          43086.13887
2010-05-31  2010-06-30     0.62%         -0.74%         05/2010     55755.22646           39296.4307
2010-06-30  2010-07-31     9.25%          8.33%         06/2010     56103.20789          39007.56331
2010-07-31  2010-08-31    -1.81%         -1.94%         07/2010     61294.04753          42255.92483
2010-08-31  2010-09-30    12.01%         11.11%         08/2010     60183.09292          41435.27509
2010-09-30  2010-10-31     3.42%          2.90%         09/2010     67408.34523          46039.95583
2010-10-31  2010-11-30    -3.25%         -2.64%         10/2010     69714.87543          47376.79589
2010-11-30  2010-12-31     8.31%          7.14%         11/2010     67446.78741          46126.15023
2010-12-31  2011-01-31    -3.13%         -2.71%         12/2010     73048.92262          49417.68963
2011-01-31  2011-02-28    -1.68%         -0.93%         01/2011     70766.14378          48076.93112
2011-02-28  2011-03-31     5.75%          5.88%         02/2011     69574.25042          47628.60177
2011-03-31  2011-04-30     3.57%          3.10%         03/2011     73574.16377          50428.86654
2011-04-30  2011-05-31    -3.82%         -2.62%         04/2011     76200.36951          51993.18073
2011-05-31  2011-06-30    -2.05%         -1.54%         05/2011     73291.34161          50629.43612
2011-06-30  2011-07-31    -0.85%         -0.44%         06/2011     71790.26867          49850.56795
2011-07-31  2011-08-31   -10.15%         -8.94%         07/2011     71181.36054          49629.16113
2011-08-31  2011-09-30   -17.95%        -14.58%         08/2011     63955.65069          45194.09196
2011-09-30  2011-10-31    13.14%         13.25%         09/2011     52473.60679          38605.04085
2011-10-31  2011-11-30    -5.07%         -6.66%         10/2011     59367.79997          43718.55662
2011-11-30  2011-12-31    -3.59%         -1.21%         11/2011     56360.54063          40804.88147
2011-12-31  2012-01-31    13.87%         11.34%         12/2011     54335.88274          40313.07288
2012-01-31  2012-02-29     6.09%          5.99%         01/2012       61870.905          44885.64739
2012-02-29  2012-03-31    -4.30%         -3.34%         02/2012     65638.41615          47574.28607
2012-03-31  2012-04-30    -3.27%         -1.20%         03/2012      62812.7828          45986.28864
2012-04-30  2012-05-31   -11.06%        -11.21%         04/2012      60761.5823          45436.70648
2012-05-31  2012-06-30     4.52%          3.86%         05/2012      54042.8541          40341.21113
2012-06-30  2012-07-31    -0.63%          1.95%         06/2012     56485.77879          41898.19616
2012-07-31  2012-08-31     1.39%         -0.33%         07/2012     56128.00748          42715.46911
2012-08-31  2012-09-30     6.43%          6.03%         08/2012     56906.68624          42573.22844
2012-09-30  2012-10-31    -1.29%         -0.61%         09/2012     60566.63705          45142.17877
                                                     10/31/2012     59782.80859           44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.70%      -3.92%     19.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Core Equity Portfolio vs. MSCI Emerging Markets Index (net div.)
April 5, 2005 - October 31, 2012

                                                                Emerging Markets Core MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio      Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- ---------------------
2005-04-05  2005-04-30    -4.20%         -3.18%         04/2005            10000                 10000
2005-04-30  2005-05-31     1.46%          3.48%         04/2005      9580.000002            9681.97524
2005-05-31  2005-06-30     2.68%          3.40%         05/2005      9720.000001           10018.98301
2005-06-30  2005-07-31     6.73%          6.99%         06/2005      9980.459186           10359.38055
2005-07-31  2005-08-31     1.04%          0.86%         07/2005      10652.51021           11083.47706
2005-08-31  2005-09-30     6.95%          9.31%         08/2005      10762.84694           11178.39035
2005-09-30  2005-10-31    -5.33%         -6.54%         09/2005      11511.36663           12219.26543
2005-10-31  2005-11-30     6.56%          8.27%         10/2005      10897.56124           11420.59418
2005-11-30  2005-12-31     5.88%          5.91%         11/2005      11611.99047           12365.35316
2005-12-31  2006-01-31     8.95%         11.17%         12/2005      12295.11976           13096.22919
2006-01-31  2006-02-28     0.15%         -0.12%         01/2006      13395.42194           14558.96539
2006-02-28  2006-03-31     2.00%          0.88%         02/2006      13415.61097           14541.68855
2006-03-31  2006-04-30     6.86%          7.12%         03/2006      13684.42534           14669.84336
2006-04-30  2006-05-31   -11.19%        -10.48%         04/2006      14623.65158           15714.43624
2006-05-31  2006-06-30    -1.64%         -0.24%         05/2006      12987.58006            14067.9969
2006-06-30  2006-07-31     1.91%          1.43%         06/2006      12774.97105           14033.60724
2006-07-31  2006-08-31     2.42%          2.55%         07/2006      13018.69069           14234.53254
2006-08-31  2006-09-30     1.98%          0.83%         08/2006      13333.49522           14597.23688
2006-09-30  2006-10-31     6.54%          4.75%         09/2006      13597.95927           14718.77619
2006-10-31  2006-11-30     6.92%          7.43%         10/2006      14487.44983            15417.6682
2006-11-30  2006-12-31     3.94%          4.50%         11/2006      15489.81837           16563.73519
2006-12-31  2007-01-31     1.41%         -1.08%         12/2006      16100.27146            17309.5371
2007-01-31  2007-02-28    -0.76%         -0.59%         01/2007      16327.47222           17123.15497
2007-02-28  2007-03-31     4.33%          3.98%         02/2007      16203.54454           17021.52482
2007-03-31  2007-04-30     6.72%          4.63%         03/2007       16905.8014           17699.35274
2007-04-30  2007-05-31     7.27%          4.95%         04/2007      18041.80516           18518.78001
2007-05-31  2007-06-30     2.36%          4.69%         05/2007      19353.37314           19436.00979
2007-06-30  2007-07-31     3.40%          5.28%         06/2007      19810.94669           20347.09394
2007-07-31  2007-08-31    -2.58%         -2.13%         07/2007      20485.49437           21420.67209
2007-08-31  2007-09-30     8.59%         11.04%         08/2007      19956.23388           20965.43993
2007-09-30  2007-10-31    10.39%         11.15%         09/2007      21671.05173           23280.72522
2007-10-31  2007-11-30    -7.28%         -7.09%         10/2007      23923.67309           25877.01074
2007-11-30  2007-12-31    -0.21%          0.35%         11/2007      22181.20446            24042.6731
2007-12-31  2008-01-31    -9.79%        -12.48%         12/2007      22135.55448           24126.98633
2008-01-31  2008-02-29     3.27%          7.38%         01/2008      19968.29012           21116.08279
2008-02-29  2008-03-31    -3.63%         -5.29%         02/2008      20620.57356            22674.7114
2008-03-31  2008-04-30     7.58%          8.12%         03/2008      19871.14193           21474.78223
2008-04-30  2008-05-31     0.44%          1.86%         04/2008      21377.80858           23217.54053
2008-05-31  2008-06-30   -11.15%         -9.97%         05/2008      21472.63375           23648.25729
2008-06-30  2008-07-31    -1.06%         -3.77%         06/2008       19078.7608           21289.64042
2008-07-31  2008-08-31    -6.64%         -7.99%         07/2008      18876.92536           20486.59307
2008-08-31  2008-09-30   -15.67%        -17.50%         08/2008      17623.42103           18850.26203
2008-09-30  2008-10-31   -28.26%        -27.37%         09/2008      14860.95355           15551.40307
2008-10-31  2008-11-30    -6.68%         -7.53%         10/2008      10661.49818             11295.321
2008-11-30  2008-12-31     9.78%          7.80%         11/2008      9949.292835           10445.04341
2008-12-31  2009-01-31    -8.92%         -6.46%         12/2008      10921.91573           11259.71354
2009-01-31  2009-02-28    -6.75%         -5.64%         01/2009      9947.711157            10532.5545
2009-02-28  2009-03-31    15.78%         14.37%         02/2009      9276.592451           9938.391657
2009-03-31  2009-04-30    18.26%         16.64%         03/2009      10740.54489           11366.60848
2009-04-30  2009-05-31    19.71%         17.09%         04/2009      12702.23876            13258.1281
2009-05-31  2009-06-30    -0.97%         -1.35%         05/2009      15205.83701            15523.4896
2009-06-30  2009-07-31    12.10%         11.24%         06/2009      15058.12449           15314.38103
2009-07-31  2009-08-31     0.39%         -0.36%         07/2009      16880.37579           17036.45086
2009-08-31  2009-09-30     8.63%          9.08%         08/2009      16945.84589           16975.46077
2009-09-30  2009-10-31    -1.85%          0.12%         09/2009      18407.63348           18516.32588
2009-10-31  2009-11-30     6.12%          4.30%         10/2009      18067.96881           18539.23005
2009-11-30  2009-12-31     4.57%          3.95%         11/2009       19174.6182           19335.59318
2009-12-31  2010-01-31    -5.49%         -5.58%         12/2009       20050.0833           20099.17897
2010-01-31  2010-02-28     1.10%          0.35%         01/2010      18950.24329           18978.20639
2010-02-28  2010-03-31     8.62%          8.07%         02/2010      19159.21289           19045.00457
2010-03-31  2010-04-30     0.95%          1.21%         03/2010      20811.52367           20582.55871
2010-04-30  2010-05-31    -9.69%         -8.80%         04/2010      21009.62384           20831.91635
2010-05-31  2010-06-30     0.85%         -0.74%         05/2010      18973.59429           18999.61284
2010-06-30  2010-07-31     9.03%          8.33%         06/2010      19134.07371           18859.94701
2010-07-31  2010-08-31    -1.33%         -1.94%         07/2010      20862.45559           20430.51233
2010-08-31  2010-09-30    11.95%         11.11%         08/2010      20585.47131            20033.7326
2010-09-30  2010-10-31     2.95%          2.90%         09/2010      23044.98243           22260.07096
2010-10-31  2010-11-30    -2.67%         -2.64%         10/2010      23724.08577           22906.42594
2010-11-30  2010-12-31     7.35%          7.14%         11/2010      23089.51379           22301.74549
2010-12-31  2011-01-31    -3.16%         -2.71%         12/2010      24785.44438           23893.18708
2011-01-31  2011-02-28    -1.72%         -0.93%         01/2011      24002.51067           23244.93756
2011-02-28  2011-03-31     5.69%          5.88%         02/2011      23588.67427           23028.17273
2011-03-31  2011-04-30     3.95%          3.10%         03/2011      24930.84636           24382.08568
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011      25915.10588           25138.42318
2011-05-31  2011-06-30    -1.39%         -1.54%         05/2011      25199.28078           24479.05999
2011-06-30  2011-07-31    -0.23%         -0.44%         06/2011      24848.78742           24102.48142
2011-07-31  2011-08-31    -9.02%         -8.94%         07/2011      24792.56844           23995.43241
2011-08-31  2011-09-30   -16.55%        -14.58%         08/2011      22555.05319           21851.10033
2011-09-30  2011-10-31    12.70%         13.25%         09/2011      18823.00689           18665.32957
2011-10-31  2011-11-30    -4.27%         -6.66%         10/2011      21212.69067           21137.68693
2011-11-30  2011-12-31    -3.14%         -1.21%         11/2011      20306.64943           19728.94067
2011-12-31  2012-01-31    11.77%         11.34%         12/2011      19668.44126           19491.15387
2012-01-31  2012-02-29     6.28%          5.99%         01/2012       21984.3888           21701.96904
2012-02-29  2012-03-31    -3.13%         -3.34%         02/2012      23364.83044           23001.91138
2012-03-31  2012-04-30    -2.22%         -1.20%         03/2012      22634.67949           22234.12317
2012-04-30  2012-05-31   -10.52%        -11.21%         04/2012       22132.7007           21968.40315
2012-05-31  2012-06-30     4.48%          3.86%         05/2012      19805.34455           19504.75856
2012-06-30  2012-07-31     0.06%          1.95%         06/2012      20693.31546           20257.55244
2012-07-31  2012-08-31     1.05%         -0.33%         07/2012      20704.79898           20652.69952
2012-08-31  2012-09-30     5.70%          6.03%         08/2012      20922.98599           20583.92692
2012-09-30  2012-10-31    -0.68%         -0.61%         09/2012      22115.39118           21826.00058
                                                     10/31/2012      21965.10362           21693.49798

                      One Year Five Years From 04/05/2005
                      -------- ---------- ---------------
                      3.55%      -1.69%        10.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012, saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 3000(R) Index.................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks)........... 16.49%
         Russell 2000(R) Index (small cap stocks)............... 12.08%
         Russell 1000(R) Index (large cap stocks)............... 14.97%
         Dow Jones US Select REIT Index......................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2012, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2012, the total return was 15.84% for the Portfolio and 15.21% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As credit spreads narrowed during the period, these securities generated excess return, adding to the positive return of the S&P 500(R) Index. The Portfolio also benefited from increasing exposure to Euro-denominated securities during a year when Euro-denominated sovereign and corporate interest rates decreased.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.14% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Master Fund's exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid-cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.67% for the Portfolio's Class R1 shares, 14.46% for the Portfolio's Class R2 shares, 14.78% for the Portfolio's Institutional Class shares, and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization and value stocks, and does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 15.60% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure to deep value stocks at both the larger and smaller ends of the eligible market capitalization range helped relative outperformance. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.29% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had less exposure than the Index to large cap stocks and greater exposure to small cap stocks, both of which contributed to relative underperformance as large cap stocks outperformed small caps during the period. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.81% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,900 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.55% for the Portfolio, 14.75% for the Russell 3000(R) Index, and 13.00% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Relative to the Russell 3000(R) Index, the Portfolio had less exposure to large cap stocks which was the primary contributor to relative underperformance. Large cap stocks outperformed the other size categories as well as the overall Index during the period. The Portfolio's exclusion of REITs also detracted from relative performance as this sector outperformed the overall Index. Relative to the Russell 2500(R) Index, the Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

   As of February 28, 2012, the Russell 3000(R) Index has been selected to replace the Russell 2500(R) Index as the appropriate benchmark for the Portfolio because this index better reflects the universe of securities in which the Portfolio invests.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.61% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to the smallest micro cap stocks was a primary contributor to relative outperformance. The Portfolio also had less exposure than the Index to mid-cap stocks which was also beneficial as these stocks underperformed small cap and micro cap stocks.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.13% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. The outperformance of micro cap stocks relative to small and mid cap stocks was the primary driver of outperformance relative to the benchmark.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (i.e., REITs), but does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 115 REITs. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.45% for the Portfolio, 14.09% for the Dow Jones U.S. Select REIT IndexSM, and 15.21% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. The Dow Jones U.S. Select REIT Index/SM/ also excludes net lease REITS which are eligible for the Portfolio. Securities held by the Portfolio and excluded by the Index generally outperformed the Dow Jones U.S. Select REIT Index/SM/ over the period, benefiting relative performance.

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                         U.S. Dollar
                                                           Return
           -                                             -----------

           MSCI World ex USA Index......................    4.40%
           MSCI World ex USA Small Cap Index............    4.86%
           MSCI World ex USA Value Index................    4.74%
           MSCI World ex USA Growth Index...............    3.99%
--------
The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                          Local    U.S.
      Ten Largest Foreign Developed Markets by Market    Currency Dollar
      Cap                                                 Return  Return
      -----------------------------------------------    -------- ------
      United Kingdom....................................   8.61%    8.41%
      Japan.............................................  -0.86%   -3.28%
      Canada............................................   3.34%    2.69%
      France............................................  10.04%    2.23%
      Australia.........................................  10.20%    7.71%
      Switzerland.......................................  17.41%    9.79%
      Germany...........................................  18.18%    9.79%
      Spain.............................................  -6.40%  -13.04%
      Sweden............................................   9.26%    6.47%
      Hong Kong.........................................  16.12%   16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                       U.S. Dollar
                                                         Return
                                 -                     -----------

              MSCI Emerging Markets Index.............    2.63%
              MSCI Emerging Markets Small Cap Index...    3.74%
              MSCI Emerging Markets Value Index.......    1.36%
              MSCI Emerging Markets Growth Index......    3.89%

   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

              12 Months Ended October 31, 2012
              --------------------------------

                                                          Local    U.S.
                                                         Currency Dollar
      Ten Largest Emerging Markets by Market Cap          Return  Return
      ------------------------------------------         -------- ------
      China.............................................   7.71%    7.92%
      South Korea.......................................   1.71%    3.35%
      Brazil............................................   4.65%  -12.68%
      Taiwan............................................  -1.78%    0.59%
      South Africa......................................  17.70%    6.84%
      India.............................................   5.24%   -4.73%
      Russia............................................  -1.42%   -4.50%
      Mexico............................................  16.32%   17.03%
      Malaysia..........................................  11.39%   12.19%
      Indonesia.........................................  12.64%    3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Global REIT Market Review                     12 Months Ended October 31, 2012

   The publicly traded global REIT market produced positive overall returns during the one-year period ending October 31, 2012. Country-level dispersion of returns was high as there were definite winners and losers. The largest REIT market, the United States, advanced significantly, but not to the extent of non-US REITs. Pacific Rim-based REITs produced some of the strongest returns. Still struggling with a debt crisis now entering its third year, Continental Europe underperformed, although REITs in this region did manage a positive return. Dispersion was prevalent across REIT sub-sectors as well. Residential REITs, which on a global basis are disproportionately US based, was the poorest performing REIT sub-sector. Industrial and retail REITs fared among the best.

                       12 Months Ended October 31, 2012
                       --------------------------------

                                                          U.S. Dollar
                                                            Return
                                                          -----------
           S&P Global ex U.S. REIT Index (net dividends).    20.40%
           S&P Global REIT Index (net dividends).........    16.22%
--------
Source: Standard and Poor's. Copyright S&P, 2012. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,400 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.89% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,900 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.49% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Company Portfolio

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Funds collectively held approximately 4,600 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.63% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 0.20% for the Portfolio and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to the Master Fund's holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Portfolio's relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,000 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 7.09% for the Portfolio and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 360 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 22.82% for the Portfolio and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Master Fund significantly underperformed, contributing to the Master Fund's relative performance. In addition, the

Master Fund held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 1.85% for the Portfolio and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Master Fund had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Master Fund's definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to the Master Fund's performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets but does not attempt to track a specific index. As of October 31, 2012, the Portfolio held approximately 200 securities in 20 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 22.34% for the Portfolio and 20.40% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between the Portfolio and the Index also benefited relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2012, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of October 31, 2012, the Underlying Funds held approximately 320 securities in 21 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 17.33% for the Portfolio and 16.22% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between one of the Underlying Funds-The DFA International Real Estate Securities Portfolio and the Index also benefited relative performance. The DFA International Real Estate Securities Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The DFA International Real Estate Securities Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,100 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 6.92% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The primary reason for the Portfolio's relative outperformance against the Index was that the Portfolio held a number of larger U.K. value stocks that were not present in the Index's holdings of U.K. securities. These U.K. issuers significantly outperformed, contributing to the Portfolio's relative outperformance. To a lesser extent, the Portfolio's outperformance was also attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 4.90% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 2.70% for the Portfolio and 3.98% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Although small-cap value stocks in developed markets performed relatively well, value stocks in both developed and emerging markets, as measured by high book-to-market ratios, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which was the primary reason for the Portfolio's relative underperformance. For the period, differences in the valuation timing and methodology between the Underlying Funds and the Index contributed positively to the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Portfolio's inception on November 14, 2011, through October 31, 2012, total returns were 11.11% for the Portfolio and 10.48% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. Differences in the valuation timing and methodology between the international Underlying Funds and the Index contributed significantly to relative outperformance. The international Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The international Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. The Portfolio's relative outperformance, as compared to the Index, was also attributable to its currency hedging with respect to the euro, Swiss franc, and Japanese yen.

Emerging Markets Portfolio

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 970 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.08% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Master Fund and the Index were the primary reason for the Portfolio's outperformance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,900 securities across 16 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 6.71% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Master Fund's significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Master Fund and the Index also contributed to the Master Fund's relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index also contributed to outperformance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,200 securities across 18 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 0.43% for the Portfolio's Class R2 shares, 0.70% for the Portfolio's Institutional Class shares, and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Master Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to performance of the Master Fund. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,600 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 3.55% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed large caps during the period. The Portfolio's greater exposure to small cap stocks contributed to the Portfolio's relative outperformance. This was partially offset by the Portfolio's greater exposure to value stocks, which underperformed. Differences in the valuation timing and methodology between the Portfolio and the Index also had a positive impact on relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,026.04    0.24%    $1.22
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 U.S. Large Cap Value Portfolio**
 --------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,067.74    0.27%    $1.40
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.78    0.27%    $1.37

 U.S. Targeted Value Portfolio
 -----------------------------
 Actual Fund Return
    Class R1 Shares.................... $1,000.00 $1,027.73    0.48%    $2.45
    Class R2 Shares.................... $1,000.00 $1,026.88    0.63%    $3.21
    Institutional Class Shares......... $1,000.00 $1,028.21    0.37%    $1.89
 Hypothetical 5% Annual Return
    Class R1 Shares.................... $1,000.00 $1,022.72    0.48%    $2.44
    Class R2 Shares.................... $1,000.00 $1,021.97    0.63%    $3.20
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

 U.S. Small Cap Value Portfolio
 ------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,032.78    0.52%    $2.66
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,022.52    0.52%    $2.64

 U.S. Core Equity 1 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,018.16    0.19%    $0.96
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.18    0.19%    $0.97

 U.S. Core Equity 2 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.98    0.22%    $1.12
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.03    0.22%    $1.12

 U.S. Vector Equity Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.30    0.32%    $1.63
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.53    0.32%    $1.63

 U.S. Small Cap Portfolio
 ------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,020.40    0.37%    $1.88
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/12  10/31/12    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,019.78    0.52%    $2.64
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.52    0.52%    $2.64

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  999.60    0.18%    $0.90
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,024.23    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,021.38    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.63    0.30%    $1.53

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,011.60    0.40%    $2.02
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.13    0.40%    $2.03

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  993.37    0.56%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.32    0.56%    $2.85

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  925.09    0.58%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,004.40    0.58%    $2.92
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/12  10/31/12    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,070.69    0.60%    $3.12
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $  997.27    0.57%    $2.86
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.27    0.57%    $2.90

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,134.00    0.41%    $2.20
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.08    0.41%    $2.08

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,049.49    0.32%    $1.65
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.53    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,000.27    0.71%    $3.57
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,021.57    0.71%    $3.61

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,002.15    0.54%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.42    0.54%    $2.75

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,009.74    0.60%    $3.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,015.76    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Portfolio**
----------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  996.33    0.62%    $3.11
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,007.35    0.85%    $4.29
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,020.86    0.85%    $4.32

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  982.24    0.87%    $4.33
   Institutional Class Shares.......... $1,000.00 $  983.89    0.62%    $3.09
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.76    0.87%    $4.42
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  992.43    0.69%    $3.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.67    0.69%    $3.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%
Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     Enhanced U.S. Large Company Portfolio

                   Corporate..........................  25.3%
                   Government.........................   7.6%
                   Foreign Corporate..................  28.0%
                   Foreign Government.................  32.9%
                   Supranational......................  6.20%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. Targeted Value Portfolio

                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   4.7%
                   Energy.............................   8.2%
                   Financials.........................  25.7%
                   Health Care........................   6.8%
                   Industrials........................  15.1%
                   Information Technology.............  12.6%
                   Materials..........................   8.3%
                   Other..............................    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   1.0%
                                                       -----
                                                       100.0%

                        U.S. Small Cap Value Portfolio

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   4.5%
                   Energy.............................   8.8%
                   Financials.........................  25.5%
                   Health Care........................   4.3%
                   Industrials........................  17.2%
                   Information Technology.............  12.5%
                   Materials..........................   8.4%
                   Other..............................    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 1 Portfolio

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.1%
                   Energy.............................  10.1%
                   Financials.........................  16.5%
                   Health Care........................  11.1%
                   Industrials........................  12.9%
                   Information Technology.............  16.2%
                   Materials..........................   5.0%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 2 Portfolio

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   6.6%
                   Energy.............................  11.1%
                   Financials.........................  19.6%
                   Health Care........................  10.8%
                   Industrials........................  13.8%
                   Information Technology.............  12.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Telecommunication Services.........   3.3%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                         U.S. Vector Equity Portfolio

                   Consumer Discretionary.............  15.9%
                   Consumer Staples...................   5.5%
                   Energy.............................   9.9%
                   Financials.........................  24.1%
                   Health Care........................   8.7%
                   Industrials........................  14.3%
                   Information Technology.............  11.6%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   2.4%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                           U.S. Small Cap Portfolio

                   Consumer Discretionary.............  18.6%
                   Consumer Staples...................   4.5%
                   Energy.............................   4.6%
                   Financials.........................  16.3%
                   Health Care........................  10.2%
                   Industrials........................  18.4%
                   Information Technology.............  17.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   0.5%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                           U.S. Micro Cap Portfolio

                   Consumer Discretionary.............  17.8%
                   Consumer Staples...................   4.6%
                   Energy.............................   4.5%
                   Financials.........................  17.8%
                   Health Care........................  11.5%
                   Industrials........................  17.0%
                   Information Technology.............  17.4%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                     DFA Real Estate Securities Portfolio

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                       Large Cap International Portfolio

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.9%
                   Energy.............................  10.8%
                   Financials.........................  24.1%
                   Health Care........................   9.0%
                   Industrials........................  11.9%
                   Information Technology.............   4.1%
                   Materials..........................  11.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   4.9%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                      International Core Equity Portfolio

                       Consumer Discretionary.....  12.6%
                       Consumer Staples...........   7.2%
                       Energy.....................  10.0%
                       Financials.................  25.3%
                       Health Care................   5.1%
                       Industrials................  16.4%
                       Information Technology.....   5.0%
                       Materials..................  12.1%
                       Other......................    --
                       Telecommunication Services.   3.3%
                       Utilities..................   3.0%
                                                   -----
                                                   100.0%

                   DFA International Real Estate Securities
                                   Portfolio

                     Consumer Discretionary........   0.2%
                     Financials....................   0.2%
                     Health Care...................   0.2%
                     Real Estate Investment Trusts.  99.4%
                                                    -----
                                                    100.0%

                  DFA International Small Cap Value Portfolio

                       Consumer Discretionary.....  19.6%
                       Consumer Staples...........   4.5%
                       Energy.....................   5.7%
                       Financials.................  20.6%
                       Health Care................   2.2%
                       Industrials................  25.1%
                       Information Technology.....   4.9%
                       Materials..................  16.7%
                       Other......................    --
                       Telecommunication Services.   0.3%
                       Utilities..................   0.4%
                                                   -----
                                                   100.0%

                     International Vector Equity Portfolio

                       Consumer Discretionary.....  14.5%
                       Consumer Staples...........   6.3%
                       Energy.....................   8.6%
                       Financials.................  25.0%
                       Health Care................   4.3%
                       Industrials................  17.9%
                       Information Technology.....   5.8%
                       Materials..................  13.1%
                       Telecommunication Services.   2.6%
                       Utilities..................   1.9%
                                                   -----
                                                   100.0%

                    Emerging Markets Core Equity Portfolio

                     Consumer Discretionary........  10.3%
                     Consumer Staples..............   8.3%
                     Energy........................   9.8%
                     Financials....................  24.6%
                     Health Care...................   2.3%
                     Industrials...................  10.9%
                     Information Technology........  11.5%
                     Materials.....................  13.6%
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   5.0%
                     Utilities.....................   3.7%
                                                    -----
                                                    100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 BONDS -- (87.6%)
 AUSTRALIA -- (2.8%)
 BHP Billiton Finance USA, Ltd.
 (u) 4.800%, 04/15/13......................................    600  $   611,920
 Westpac Banking Corp.
 (e) 6.500%, 06/24/13......................................  3,500    4,712,942
                                                                    -----------
 TOTAL AUSTRALIA...........................................           5,324,862
                                                                    -----------
 AUSTRIA -- (5.0%)
 KA Finanz AG 2.250%, 03/24/14                               4,300    5,714,421
 Republic of Austria
 (u) 5.000%, 05/19/14......................................  3,500    3,737,020
                                                                    -----------
 TOTAL AUSTRIA.............................................           9,451,441
                                                                    -----------
 CANADA -- (9.9%)
 British Columbia, Province of Canada 5.500%, 04/24/13       2,000    2,042,253
 Canadian Imperial Bank of Commerce
 (u) 1.450%, 09/13/13......................................    600      605,757
 Canadian National Railway Co.
 (u) 4.400%, 03/15/13......................................    600      608,845
 Canadian Natural Resources, Ltd.
 (u) 5.150%, 02/01/13......................................    600      606,725
 Enbridge, Inc.
 (u) 5.800%, 06/15/14......................................  1,100    1,187,024
 Encana Corp.
 (u) 4.750%, 10/15/13......................................    800      829,381
 Husky Energy, Inc.
 (u) 5.900%, 06/15/14......................................  1,000    1,079,701
 Ontario, Province of Canada
     5.500%, 04/17/13......................................  4,000    4,080,300
 (u) 4.100%, 06/16/14......................................  1,000    1,059,480
 Thomson Reuters Corp.
 (u) 5.700%, 10/01/14......................................    800      873,418
 Toronto-Dominion Bank (The)
 (u) 1.375%, 07/14/14......................................  5,000    5,074,870
 TransCanada PipeLines, Ltd.
 (u) 4.000%, 06/15/13......................................    685      700,760
                                                                    -----------
 TOTAL CANADA..............................................          18,748,514
                                                                    -----------
 DENMARK -- (2.1%)
 Kommunekredit A.S.
 (u) 1.250%, 09/03/13......................................  4,000    4,030,200
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)0.919%, 02/07/13....................................    500  $   500,490
                                                                    -----------
 FRANCE -- (9.5%)
 Caisse d'Amortissement de la Dette Sociale
 (u) 1.625%, 03/17/14......................................  5,000    5,076,700
 Reseau Ferre de France
     4.625%, 03/17/14......................................  3,000    4,106,417
 Societe Financement del'Economie Francaise SA
     3.250%, 01/16/14......................................  3,500    4,699,469
 Total Capital SA
 (g) 5.500%, 01/29/13......................................  2,500    4,076,653
                                                                    -----------
 TOTAL FRANCE..............................................          17,959,239
                                                                    -----------
 GERMANY -- (9.0%)
 Deutsche Bank AG
 (u) 2.375%, 01/11/13......................................    600      602,063
 Kreditanstalt fur Wiederaufbau
 (u) 4.000%, 10/15/13......................................  3,000    3,104,040
 Landeskreditbank Baden-Wuerttemberg Foerderbank
     3.250%, 01/29/14......................................  3,000    4,036,103
 Landwirtschaftliche Rentenbank
 (u) 4.125%, 07/15/13......................................  4,000    4,104,920
 NRW.Bank
 (u) 1.375%, 08/26/13......................................  5,000    5,028,500
                                                                    -----------
 TOTAL GERMANY.............................................          16,875,626
                                                                    -----------
 NETHERLANDS -- (9.7%)
 Bank Nederlandse Gemeenten NV
     3.750%, 03/14/14......................................  3,000    4,071,480
 Diageo Finance BV
 (u) 5.500%, 04/01/13......................................    600      612,566
 Koninklijke Philips Electronics NV
 (u) 7.250%, 08/15/13......................................  1,000    1,049,837
 Nederlandse Waterschapsbank NV
 (u) 1.375%, 05/16/14......................................  3,000    3,037,260
 Rabobank Nederland NV
 (u) 2.500%, 12/12/13......................................  2,000    2,039,200

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 NETHERLANDS -- (Continued)
    4.375%, 01/22/14.......................................  2,000  $ 2,714,268
 SNS Bank NV
    3.500%, 03/10/14.......................................  3,500    4,730,194
                                                                    -----------
 TOTAL NETHERLANDS.........................................          18,254,805
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
 Eurofima
 (c) 4.875%, 12/04/12......................................  2,500    2,510,180
 (u) 4.250%, 02/04/14......................................  2,500    2,615,400
 European Financial Stability
 Facility
 (e) 1.000%, 03/12/14......................................  1,000    1,309,475
 European Investment Bank
 (u) 3.125%, 06/04/14......................................  5,000    5,210,500
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        11,645,555
                                                                    -----------
 SWEDEN -- (4.7%)
 Nordea Bank AB
 (e) 4.500%, 05/12/14......................................  3,000    4,115,889
 Svenska Handelsbanken AB
 (e) 4.875%, 03/25/14......................................  3,500    4,807,111
                                                                    -----------
 TOTAL SWEDEN..............................................           8,923,000
                                                                    -----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u) 5.000%, 05/15/13......................................    600      614,423
                                                                    -----------
 UNITED KINGDOM -- (1.7%)
 Barclays Bank P.L.C.
 (u) 5.200%, 07/10/14......................................    300      320,759
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13......................................  1,750    1,834,655
 Vodafone Group P.L.C.
 (u) 5.000%, 12/16/13......................................  1,000    1,050,091
                                                                    -----------
 TOTAL UNITED KINGDOM......................................           3,205,505
                                                                    -----------
 UNITED STATES -- (26.4%)
 Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      509,999
 American Express Credit Corp.
    7.300%, 08/20/13.......................................    500      526,881
 Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      704,560

                                                             Face
                                                            Amount    Value+
                                                            ------- -----------
                                                             (000)
 UNITED STATES -- (Continued)
 Apache Corp.
    5.250%, 04/15/13....................................... $  700  $   714,979
 Assurant, Inc.
    5.625%, 02/15/14.......................................  1,000    1,039,081
 Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      605,079
 Bank of America Corp.
    7.375%, 05/15/14.......................................  1,000    1,092,637
 BB&T Corp.
    3.375%, 09/25/13.......................................    600      615,264
 BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      601,075
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13.......................................    345      358,344
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      615,069
 Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      260,966
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      654,612
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      616,874
 Cisco Systems, Inc.
    1.625%, 03/14/14.......................................  1,000    1,016,508
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.......................................  1,921    1,929,767
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      617,165
 Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      255,277
 Daimler Finance North America LLC
    6.500%, 11/15/13.......................................  1,500    1,589,066
 Dell, Inc.
    1.400%, 09/10/13.......................................    600      604,380
 Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      609,840
 Duke Energy Corp.
    3.950%, 09/15/14.......................................  1,600    1,693,368
 Enterprise Products Operating LLC
    9.750%, 01/31/14.......................................  1,000    1,108,983
 Express Scripts Holding Co.
    6.250%, 06/15/14.......................................  1,500    1,629,700

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
Fifth Third Bancorp
   6.250%, 05/01/13.................................... $      600 $    616,747
General Electric Capital Corp.
   1.875%, 09/16/13....................................      1,500    1,519,674
   2.100%, 01/07/14....................................      3,500    3,563,497
Georgia Power Co.
   1.300%, 09/15/13....................................        700      705,591
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12....................................      1,360    1,360,000
Hartford Financial Services Group, Inc.
   4.750%, 03/01/14....................................      1,580    1,647,902
Hewlett-Packard Co.
   4.500%, 03/01/13....................................        600      606,523
   1.250%, 09/13/13....................................        500      500,189
Historic TW, Inc.
   9.125%, 01/15/13....................................        600      609,689
HSBC Finance Corp.
   6.375%, 11/27/12....................................        600      602,174
John Deere Capital Corp.
   4.500%, 04/03/13....................................        700      712,121
JPMorgan Chase & Co.
   2.050%, 01/24/14....................................      1,000    1,017,470
Kimberly-Clark Corp.
   5.000%, 08/15/13....................................        600      622,312
Kroger Co. (The)
   5.500%, 02/01/13....................................        600      606,935
MetLife, Inc.
   5.375%, 12/15/12....................................      1,000    1,005,474
   5.000%, 11/24/13....................................        350      366,694
Nisource Finance Corp.
   6.150%, 03/01/13....................................        273      277,575
PACCAR Financial Corp.
   2.050%, 06/17/13....................................        600      606,548
Philip Morris International, Inc.
   4.875%, 05/16/13....................................        600      613,841
Praxair, Inc.
   2.125%, 06/14/13....................................        815      822,937
Principal Financial Group, Inc.
   7.875%, 05/15/14....................................      1,500    1,658,754
Prudential Financial, Inc.
   5.150%, 01/15/13....................................        600      605,562
Reynolds American, Inc.
   7.250%, 06/01/13....................................        600      622,630
Spectra Energy Capital LLC
   5.500%, 03/01/14....................................      1,500    1,581,377
St. Jude Medical, Inc.
   2.200%, 09/15/13....................................      1,800    1,823,054

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
SunTrust Banks, Inc.
   5.250%, 11/05/12.................................... $      500 $    500,000
TD Ameritrade Holding Corp.
   2.950%, 12/01/12....................................        700      701,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13....................................        700      711,375
Union Bank NA
   2.125%, 12/16/13....................................      1,050    1,070,104
UnitedHealth Group, Inc.
   4.875%, 04/01/13....................................        600      610,383
Wachovia Corp.
   5.500%, 05/01/13....................................      1,000    1,024,648
Wells Fargo Bank & Co.
   4.375%, 01/31/13....................................        500      504,843
                                                                   ------------
TOTAL UNITED STATES....................................              49,767,439
                                                                   ------------
TOTAL BONDS............................................             165,301,099
                                                                   ------------
AGENCY OBLIGATIONS -- (8.0%)
Federal Home Loan Mortgage Corporation Discount Note
^^1.000%, 12/31/12.....................................      5,000    4,999,250
Federal National Mortgage Association
   0.750%, 12/18/13....................................      5,500    5,533,462
Federal National Mortgage Association Discount Note
^^1.000%, 12/26/12.....................................      4,600    4,599,437
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................              15,132,149
                                                                   ------------

                                                          Shares
                                                        ----------
EXCHANGE-TRADED FUND -- (3.3%)
UNITED STATES -- (3.3%)
   SPDR Trust Series I.................................     44,100    6,226,038
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..............................  1,964,613    1,964,613
                                                                   ------------
TOTAL INVESTMENTS --(100.0%)
  (Cost $186,485,930)..................................            $188,623,899
                                                                   ============

Enhanced U.S. Large Company Portfolio
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3     Total
                                ----------- ------------  ------- ------------
 Bonds.........................          -- $165,301,099    --    $165,301,099
 Agency Obligations............          --   15,132,149    --      15,132,149
 Exchange-Traded Fund.......... $ 6,226,038           --    --       6,226,038
 Temporary Cash Investments....   1,964,613           --    --       1,964,613
 Forward Currency Contracts**..          --   (1,181,307)   --      (1,181,307)
 Futures Contracts**...........   2,825,538           --    --       2,825,538
                                ----------- ------------    --    ------------
 TOTAL......................... $11,016,189 $179,251,941    --    $190,268,130
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)......................
 Investment in The U.S. Large Cap Value Series of...............
    The DFA Investment Trust Company............................ $8,335,906,814
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $6,139,973,441)                                      $8,335,906,814
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (14.4%)
   *Cabela's, Inc.......................   326,469 $ 14,629,076       0.5%
    Dillard's, Inc. Class A.............   230,083   17,716,391       0.6%
   #GameStop Corp. Class A..............   635,798   14,515,268       0.5%
   #Lennar Corp. Class A................   638,026   23,906,834       0.8%
   *Mohawk Industries, Inc..............   298,339   24,902,356       0.8%
   *Toll Brothers, Inc..................   358,683   11,840,126       0.4%
    Other Securities....................            389,593,136      12.7%
                                                   ------------      ----
Total Consumer Discretionary............            497,103,187      16.3%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   *Constellation Brands, Inc. Class A..   373,609   13,203,342       0.4%
   *Hain Celestial Group, Inc. (The)....   217,855   12,592,019       0.4%
   *Ralcorp Holdings, Inc...............   153,458   11,078,133       0.4%
  #*Smithfield Foods, Inc...............   767,800   15,716,866       0.5%
    Other Securities....................             89,905,302       3.0%
                                                   ------------      ----
Total Consumer Staples..................            142,495,662       4.7%
                                                   ------------      ----
Energy -- (7.2%)
   *Rowan Cos. P.L.C. Class A...........   630,839   20,003,905       0.7%
    Tesoro Corp.........................   728,585   27,474,940       0.9%
    Tidewater, Inc......................   256,438   12,183,369       0.4%
   #Western Refining, Inc...............   423,850   10,541,150       0.3%
    Other Securities....................            178,509,585       5.8%
                                                   ------------      ----
Total Energy............................            248,712,949       8.1%
                                                   ------------      ----
Financials -- (22.7%)
    Allied World Assurance Co.
      Holdings AG.......................   192,146   15,429,324       0.5%
    Alterra Capital Holdings, Ltd.......   443,922   10,845,014       0.3%
   *American Capital, Ltd............... 1,347,022   15,881,389       0.5%
   #American Financial Group, Inc.......   465,600   18,065,280       0.6%
    Aspen Insurance Holdings, Ltd.......   342,379   11,075,961       0.4%
   #Assurant, Inc.......................   429,284   16,231,228       0.5%
    Axis Capital Holdings, Ltd..........   593,046   21,480,126       0.7%
    CNO Financial Group, Inc............ 1,174,038   11,247,284       0.4%
    Everest Re Group, Ltd...............   155,023   17,215,304       0.6%
   #Legg Mason, Inc.....................   686,279   17,486,389       0.6%
    NASDAQ OMX Group, Inc. (The)........   858,799   20,448,004       0.7%
    Old Republic International Corp..... 1,125,422   11,119,169       0.4%
    PartnerRe, Ltd......................   301,355   24,409,755       0.8%
    People's United Financial, Inc...... 1,422,378   17,111,207       0.5%
   #Protective Life Corp................   383,246   10,462,616       0.3%
    Reinsurance Group of America, Inc...   356,518   18,866,933       0.6%
    Validus Holdings, Ltd...............   380,327   13,615,707       0.4%
   #Zions Bancorporation................   669,978   14,384,428       0.5%
    Other Securities....................            496,802,727      16.3%
                                                   ------------      ----
Total Financials........................            782,177,845      25.6%
                                                   ------------      ----
Health Care -- (6.0%)
    Coventry Health Care, Inc...........   662,402   28,907,223       1.0%
   #Omnicare, Inc.......................   551,404   19,039,980       0.6%
    Teleflex, Inc.......................   166,382   11,305,657       0.4%
    Other Securities....................            146,830,421       4.8%
                                                   ------------      ----
Total Health Care.......................            206,083,281       6.8%
                                                   ------------      ----
Industrials -- (13.3%)
   *Owens Corning, Inc..................   567,793   19,072,167       0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
   *Quanta Services, Inc........................................................     507,693 $   13,164,479       0.4%
    Ryder System, Inc...........................................................     245,750     11,088,240       0.4%
    Trinity Industries, Inc.....................................................     409,075     12,795,866       0.4%
    Other Securities............................................................                404,389,894      13.3%
                                                                                             --------------      ----
Total Industrials...............................................................                460,510,646      15.1%
                                                                                             --------------      ----
Information Technology -- (11.1%)
   *AOL, Inc....................................................................     465,034     15,964,617       0.5%
   *Arrow Electronics, Inc......................................................     463,696     16,336,010       0.6%
  #*Avnet, Inc..................................................................     540,580     15,487,617       0.5%
   *Tech Data Corp..............................................................     261,278     11,577,228       0.4%
    Other Securities............................................................                324,457,825      10.6%
                                                                                             --------------      ----
Total Information Technology....................................................                383,823,297      12.6%
                                                                                             --------------      ----
Materials -- (7.3%)
    Ashland, Inc................................................................     237,924     16,928,293       0.6%
   *Coeur d'Alene Mines Corp....................................................     421,417     13,025,999       0.4%
   #Domtar Corp.................................................................     168,731     13,456,297       0.4%
  #*Louisiana-Pacific Corp......................................................     736,661     11,631,877       0.4%
    Reliance Steel & Aluminum Co................................................     352,172     19,137,026       0.6%
    Rock-Tenn Co. Class A.......................................................     245,760     17,987,174       0.6%
    Other Securities............................................................                160,968,085       5.3%
                                                                                             --------------      ----
Total Materials.................................................................                253,134,751       8.3%
                                                                                             --------------      ----
Other -- (0.0%)
    Other Securities............................................................                         --       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.1%)
    Other Securities............................................................                 39,185,854       1.3%
                                                                                             --------------      ----
Utilities -- (0.9%)
   #NRG Energy, Inc.............................................................     657,780     14,181,737       0.4%
    Other Securities............................................................                 17,332,727       0.6%
                                                                                             --------------      ----
Total Utilities.................................................................                 31,514,464       1.0%
                                                                                             --------------      ----
TOTAL COMMON STOCKS.............................................................              3,044,741,936      99.8%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities............................................................                     62,038       0.0%
                                                                                             --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   3,983,433      3,983,433       0.1%
                                                                                             --------------      ----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund..............................................  34,988,807    404,820,495      13.3%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,100,507 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,103,818) to be
     repurchased at $1,068,435.................................................. $     1,068      1,068,426       0.0%
                                                                                             --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.............................................                405,888,921      13.3%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,024,832,050).....................     $3,454,676,328      113.2%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  497,098,796 $      4,391   --    $  497,103,187
   Consumer Staples.........    142,495,662           --   --       142,495,662
   Energy...................    248,610,889      102,060   --       248,712,949
   Financials...............    782,177,845           --   --       782,177,845
   Health Care..............    205,941,961      141,320   --       206,083,281
   Industrials..............    460,399,468      111,178   --       460,510,646
   Information Technology...    383,823,297           --   --       383,823,297
   Materials................    253,134,751           --   --       253,134,751
   Other....................             --           --   --                --
   Telecommunication
     Services...............     39,185,854           --   --        39,185,854
   Utilities................     31,514,464           --   --        31,514,464
Rights/Warrants.............         61,997           41   --            62,038
Temporary Cash Investments..      3,983,433           --   --         3,983,433
Securities Lending
  Collateral................             --  405,888,921   --       405,888,921
                             -------------- ------------   --    --------------
TOTAL....................... $3,048,428,417 $406,247,911   --    $3,454,676,328
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                       Shares       Value+     of Net Assets**
                                      --------- -------------- ---------------
 COMMON STOCKS -- (88.8%)
 Consumer Discretionary -- (16.4%)
   #*Cabela's, Inc................... 1,287,489 $   57,692,382       0.8%
    #Dillard's, Inc. Class A......... 1,136,061     87,476,697       1.2%
    #Group 1 Automotive, Inc.........   524,432     32,520,028       0.5%
   #*Iconix Brand Group, Inc......... 2,044,664     37,846,731       0.5%
    #Penske Automotive Group, Inc.... 1,277,301     39,085,411       0.6%
    #Rent-A-Center, Inc.............. 1,626,484     54,210,712       0.8%
   #*Ryman Hospitality Properties.... 1,272,691     49,647,676       0.7%
    #Scholastic Corp................. 1,436,861     47,402,044       0.7%
     Other Securities................              895,541,723      12.6%
                                                --------------      ----
 Total Consumer Discretionary........            1,301,423,404      18.4%
                                                --------------      ----
 Consumer Staples -- (4.0%)
    #Fresh Del Monte Produce, Inc.... 1,551,187     39,043,377       0.6%
    *Hain Celestial Group, Inc.
      (The).......................... 1,084,318     62,673,580       0.9%
    #Universal Corp..................   851,741     42,212,284       0.6%
     Other Securities................              172,594,212       2.4%
                                                --------------      ----
 Total Consumer Staples..............              316,523,453       4.5%
                                                --------------      ----
 Energy -- (7.8%)
     Bristow Group, Inc.............. 1,272,598     63,528,092       0.9%
   #*Exterran Holdings, Inc.......... 1,914,243     38,246,575       0.6%
    *Helix Energy Solutions Group,
      Inc............................ 3,726,588     64,432,707       0.9%
   #*Hornbeck Offshore Services, Inc. 1,304,913     45,202,186       0.6%
   #*SEACOR Holdings, Inc............   457,937     40,165,654       0.6%
    #Western Refining, Inc........... 1,985,639     49,382,842       0.7%
     Other Securities................              319,626,231       4.5%
                                                --------------      ----
 Total Energy........................              620,584,287       8.8%
                                                --------------      ----
 Financials -- (22.6%)
    *Alexander & Baldwin, Inc........ 1,217,868     35,232,921       0.5%
    #CNO Financial Group, Inc........ 8,673,411     83,091,277       1.2%
     Endurance Specialty Holdings,
       Ltd........................... 1,001,612     40,615,367       0.6%
     Kemper Corp..................... 1,575,685     48,846,235       0.7%
   #*MBIA, Inc....................... 3,627,943     35,916,636       0.5%
     Montpelier Re Holdings, Ltd..... 2,238,256     51,188,915       0.7%
   #*PHH Corp........................ 1,987,912     41,368,449       0.6%
     Provident Financial Services,
       Inc........................... 2,329,292     34,939,380       0.5%
    #Selective Insurance Group, Inc.. 1,837,838     33,981,625       0.5%
    #Susquehanna Bancshares, Inc..... 4,754,073     49,299,737       0.7%
    #Umpqua Holdings Corp............ 3,734,973     45,155,824       0.6%
    #Webster Financial Corp.......... 1,831,262     40,287,764       0.6%
    #Wintrust Financial Corp......... 1,249,333     46,162,854       0.6%
     Other Securities................            1,214,320,698      17.1%
                                                --------------      ----
 Total Financials....................            1,800,407,682      25.4%
                                                --------------      ----
 Health Care -- (3.8%)
    *LifePoint Hospitals, Inc........ 1,931,002     68,241,611       1.0%
     Other Securities................              236,870,745       3.3%
                                                --------------      ----
 Total Health Care...................              305,112,356       4.3%
                                                --------------      ----
 Industrials -- (15.2%)
    #Amerco, Inc.....................   346,723     40,060,375       0.6%
   #*Atlas Air Worldwide Holdings,
     Inc.............................   660,670     36,330,243       0.5%
   #*Avis Budget Group, Inc.......... 4,147,655     68,560,737       1.0%
    *Esterline Technologies Corp..... 1,171,847     67,721,038       0.9%
    #GATX Corp....................... 1,710,701     70,925,663       1.0%

U.S. Small Cap Value Portfolio
CONTINUED

                                                                 Percentage
                                      Shares        Value+     of Net Assets**
                                    ----------- -------------- ---------------
 Industrials -- (Continued)
   #*General Cable Corp............   1,261,950 $   36,003,433       0.5%
   #*JetBlue Airways Corp..........  10,210,930     54,015,820       0.7%
    *Seaboard Corp.................      18,588     42,405,362       0.6%
    #Trinity Industries, Inc.......   1,061,083     33,190,676       0.5%
     Other Securities..............                763,015,204      10.8%
                                                --------------      ----
 Total Industrials.................              1,212,228,551      17.1%
                                                --------------      ----
 Information Technology -- (11.1%)
    *Benchmark Electronics, Inc....   2,338,129     34,651,072       0.5%
   #*CACI International, Inc.
     Class A.......................     780,164     39,343,671       0.5%
    #Convergys Corp................   4,073,697     68,478,847       1.0%
   #*Fairchild Semiconductor
     International, Inc............   2,958,679     34,794,065       0.5%
   #*SYNNEX Corp...................   1,143,432     37,035,762       0.5%
     Other Securities..............                667,384,640       9.4%
                                                --------------      ----
 Total Information Technology......                881,688,057      12.4%
                                                --------------      ----
 Materials -- (7.5%)
   #*Coeur d'Alene Mines Corp......   1,657,693     51,239,291       0.7%
    *Graphic Packaging Holding Co..   5,936,036     35,141,333       0.5%
    #Kaiser Aluminum Corp..........     632,304     38,304,976       0.5%
   #*Louisiana-Pacific Corp........   5,305,120     83,767,845       1.2%
    #Westlake Chemical Corp........   1,074,932     81,759,328       1.2%
     Other Securities..............                306,988,842       4.3%
                                                --------------      ----
 Total Materials...................                597,201,615       8.4%
                                                --------------      ----
 Other -- (0.0%)
     Other Securities..............                      6,156       0.0%
                                                --------------      ----
 Telecommunication
   Services -- (0.3%)
     Other Securities..............                 24,522,710       0.3%
                                                --------------      ----
 Utilities -- (0.1%)
     Other Securities..............                  7,667,599       0.1%
                                                --------------      ----
 TOTAL COMMON STOCKS...............              7,067,365,870      99.7%
                                                --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities..............                     84,611       0.0%
                                                --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities..............                    154,410       0.0%
                                                --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.4%)
     BlackRock Liquidity
       Funds TempCash Portfolio -
       Institutional Shares........  33,889,756     33,889,756       0.5%
                                                --------------      ----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
 SECURITIES LENDING
   COLLATERAL -- (10.8%)
 (S)@DFA Short Term Investment
   Fund............................  73,743,297    853,209,950      12.1%
 @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $2,319,458
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $2,326,438) to be repurchased
   at
   $2,251,863...................... $     2,252      2,251,844       0.0%
                                                --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL......................                855,461,794      12.1%
                                                --------------      ----

U.S. Small Cap Value Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
 (Cost $7,171,018,202)                           $7,956,956,441      112.3%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $1,301,423,404           --   --    $1,301,423,404
   Consumer Staples.........    316,523,453           --   --       316,523,453
   Energy...................    620,413,455 $    170,832   --       620,584,287
   Financials...............  1,800,407,682           --   --     1,800,407,682
   Health Care..............    304,260,154      852,202   --       305,112,356
   Industrials..............  1,211,592,934      635,617   --     1,212,228,551
   Information Technology...    881,688,057           --   --       881,688,057
   Materials................    597,201,615           --   --       597,201,615
   Other....................             --        6,156   --             6,156
   Telecommunication
     Services...............     24,522,710           --   --        24,522,710
   Utilities................      7,667,599           --   --         7,667,599
Preferred Stocks
   Energy...................             --       84,611   --            84,611
Rights/Warrants.............        145,936        8,474   --           154,410
Temporary Cash Investments..     33,889,756           --   --        33,889,756
Securities Lending
  Collateral................             --  855,461,794   --       855,461,794
                             -------------- ------------   --    --------------
TOTAL....................... $7,099,736,755 $857,219,686   --    $7,956,956,441
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (86.8%)
 Consumer Discretionary -- (12.1%)
    *Amazon.com, Inc....................    73,170 $ 17,035,439       0.3%
     Comcast Corp. Class A..............   598,894   22,464,514       0.5%
     Home Depot, Inc. (The).............   297,267   18,246,248       0.4%
     McDonald's Corp....................   201,938   17,528,218       0.4%
    #News Corp. Class A.................   450,943   10,786,557       0.2%
     Time Warner, Inc...................   272,477   11,839,126       0.2%
     Walt Disney Co. (The)..............   447,208   21,944,497       0.5%
     Other Securities...................            556,857,657      11.4%
                                                   ------------      ----
 Total Consumer Discretionary...........            676,702,256      13.9%
                                                   ------------      ----
 Consumer Staples -- (7.1%)
     Altria Group, Inc..................   386,613   12,294,293       0.3%
    #Coca-Cola Co. (The)................   820,326   30,499,721       0.6%
     CVS Caremark Corp..................   355,692   16,504,109       0.3%
     Mondelez International, Inc.
       Class A..........................   481,707   12,784,504       0.3%
     PepsiCo, Inc.......................   310,570   21,503,867       0.4%
     Philip Morris International, Inc...   341,453   30,239,078       0.6%
     Procter & Gamble Co. (The).........   444,296   30,763,055       0.6%
     Wal-Mart Stores, Inc...............   499,081   37,441,057       0.8%
     Other Securities...................            203,000,171       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            395,029,855       8.1%
                                                   ------------      ----
 Energy -- (8.8%)
     Chevron Corp.......................   555,913   61,267,172       1.2%
     ConocoPhillips.....................   343,340   19,862,219       0.4%
     Exxon Mobil Corp...................   906,263   82,623,998       1.7%
     Occidental Petroleum Corp..........   210,492   16,620,448       0.3%
     Schlumberger, Ltd..................   255,671   17,776,805       0.4%
     Other Securities...................            291,110,605       6.0%
                                                   ------------      ----
 Total Energy...........................            489,261,247      10.0%
                                                   ------------      ----
 Financials -- (14.3%)
     American Express Co................   195,451   10,939,392       0.2%
     Bank of America Corp............... 3,021,536   28,160,716       0.6%
    *Berkshire Hathaway, Inc. Class B...   354,267   30,590,955       0.6%
     Citigroup, Inc.....................   811,834   30,354,473       0.6%
     Goldman Sachs Group, Inc. (The)....   131,829   16,134,551       0.3%
     JPMorgan Chase & Co................ 1,045,479   43,575,565       0.9%
     U.S. Bancorp.......................   508,644   16,892,067       0.4%
     Wells Fargo & Co................... 1,421,763   47,899,195       1.0%
     Other Securities...................            577,479,985      11.8%
                                                   ------------      ----
 Total Financials.......................            802,026,899      16.4%
                                                   ------------      ----
 Health Care -- (9.6%)
     Abbott Laboratories................   313,084   20,513,264       0.4%
     Amgen, Inc.........................   198,736   17,199,607       0.4%
     Johnson & Johnson..................   586,544   41,539,046       0.9%
     Merck & Co., Inc...................   801,185   36,558,072       0.7%
    #Pfizer, Inc........................ 2,124,032   52,824,676       1.1%
     UnitedHealth Group, Inc............   245,508   13,748,448       0.3%
     Other Securities...................            356,532,581       7.3%
                                                   ------------      ----
 Total Health Care......................            538,915,694      11.1%
                                                   ------------      ----
 Industrials -- (11.2%)
     3M Co..............................   128,759   11,279,288       0.2%
     General Electric Co................ 2,949,640   62,119,418       1.3%

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Industrials -- (Continued)
     Union Pacific Corp.............     133,124 $   16,378,246       0.3%
     United Technologies Corp.......     170,046     13,290,795       0.3%
     Other Securities...............                522,468,562      10.7%
                                                 --------------      ----
 Total Industrials..................                625,536,309      12.8%
                                                 --------------      ----
 Information Technology -- (14.0%)
     Apple, Inc.....................     192,709    114,681,126       2.4%
    *Cisco Systems, Inc.............   1,163,085     19,935,277       0.4%
    *eBay, Inc......................     225,590     10,893,741       0.2%
    *Google, Inc. Class A...........      51,548     35,040,784       0.7%
     Intel Corp.....................     977,362     21,135,453       0.4%
     International Business
       Machines Corp................     219,826     42,762,752       0.9%
     Microsoft Corp.................   1,530,121     43,662,003       0.9%
     Oracle Corp....................     776,113     24,098,309       0.5%
     QUALCOMM, Inc..................     339,292     19,874,029       0.4%
     Visa, Inc......................     114,676     15,912,442       0.3%
     Other Securities...............                436,758,642       9.0%
                                                 --------------      ----
 Total Information Technology.......                784,754,558      16.1%
                                                 --------------      ----
 Materials -- (4.4%)
     Other Securities...............                243,570,457       5.0%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.3%)
     AT&T, Inc......................   1,637,332     56,635,314       1.1%
     Verizon Communications, Inc....     729,538     32,566,576       0.7%
     Other Securities...............                 39,819,239       0.8%
                                                 --------------      ----
 Total Telecommunication Services...                129,021,129       2.6%
                                                 --------------      ----
 Utilities -- (3.0%)
     Other Securities...............                169,532,898       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              4,854,351,302      99.5%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                      6,330       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities...............                     16,931       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.........  18,707,243     18,707,243       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING
   COLLATERAL -- (12.9%)
 (S)@DFA Short Term Investment Fund.  62,379,366    721,729,267      14.8%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 11/01/12
      (Collateralized by
      $1,962,028 FNMA, rates
      ranging from 2.500% to
      5.500%, maturities ranging
      from 10/01/22 to 07/01/42,
      valued at $1,967,932) to be
      repurchased at $1,904,849..... $     1,905      1,904,833       0.1%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                723,634,100      14.9%
                                                 --------------      ----

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,846,823,008)......................   $5,596,715,906      114.8%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  676,674,520 $     27,736   --    $  676,702,256
    Consumer Staples........    395,029,855           --   --       395,029,855
    Energy..................    489,242,390       18,857   --       489,261,247
    Financials..............    802,026,899           --   --       802,026,899
    Health Care.............    538,900,236       15,458   --       538,915,694
    Industrials.............    625,519,189       17,120   --       625,536,309
    Information Technology..    784,754,558           --   --       784,754,558
    Materials...............    243,570,457           --   --       243,570,457
    Other...................             --           --   --                --
    Telecommunication
      Services..............    129,021,129           --   --       129,021,129
    Utilities...............    169,532,898           --   --       169,532,898
Preferred Stocks
    Energy..................             --        6,330   --             6,330
Rights/Warrants.............         16,711          220   --            16,931
Temporary Cash Investments..     18,707,243           --   --        18,707,243
Securities Lending
  Collateral................             --  723,634,100   --       723,634,100
                             -------------- ------------   --    --------------
TOTAL....................... $4,872,996,085 $723,719,821   --    $5,596,715,906
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (87.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A............ 1,069,364 $   40,111,844       0.6%
     Home Depot, Inc. (The)...........   301,629     18,513,988       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A.................   135,703     15,153,954       0.2%
    #News Corp. Class A...............   846,333     20,244,285       0.3%
    #Time Warner Cable, Inc...........   159,874     15,845,112       0.2%
    #Time Warner, Inc.................   505,637     21,969,928       0.3%
     Walt Disney Co. (The)............   830,524     40,753,813       0.6%
     Other Securities.................              817,352,451      11.8%
                                                 --------------      ----
 Total Consumer Discretionary.........              989,945,375      14.3%
                                                 --------------      ----
 Consumer Staples -- (5.8%)
     Coca-Cola Co. (The)..............   439,242     16,331,018       0.2%
    #CVS Caremark Corp................   661,528     30,694,899       0.5%
     Mondelez International, Inc.
       Class A........................   875,793     23,243,546       0.3%
     Procter & Gamble Co. (The).......   610,480     42,269,635       0.6%
    #Wal-Mart Stores, Inc.............   387,774     29,090,805       0.4%
     Other Securities.................              314,210,762       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              455,840,665       6.6%
                                                 --------------      ----
 Energy -- (9.7%)
     Anadarko Petroleum Corp..........   243,678     16,767,483       0.3%
    #Apache Corp......................   188,754     15,619,394       0.2%
     Chevron Corp..................... 1,020,634    112,484,073       1.6%
     ConocoPhillips...................   632,838     36,609,678       0.5%
     EOG Resources, Inc...............   129,393     15,072,991       0.2%
     Exxon Mobil Corp................. 1,268,253    115,626,626       1.7%
     National Oilwell Varco, Inc......   213,355     15,724,264       0.2%
     Occidental Petroleum Corp........   382,913     30,234,810       0.5%
     Phillips 66......................   316,419     14,922,320       0.2%
     Other Securities.................              394,972,370       5.7%
                                                 --------------      ----
 Total Energy.........................              768,034,009      11.1%
                                                 --------------      ----
 Financials -- (17.2%)
     Bank of America Corp............. 5,244,183     48,875,786       0.7%
     Bank of New York Mellon Corp.
       (The)..........................   588,370     14,538,623       0.2%
    *Berkshire Hathaway, Inc. Class
      B...............................   231,623     20,000,646       0.3%
     Capital One Financial Corp.......   279,908     16,842,064       0.3%
     Citigroup, Inc................... 1,250,596     46,759,784       0.7%
     Goldman Sachs Group, Inc. (The)..   225,842     27,640,802       0.4%
     JPMorgan Chase & Co.............. 1,897,065     79,069,669       1.1%
     MetLife, Inc.....................   512,756     18,197,710       0.3%
     PNC Financial Services Group,
       Inc............................   268,801     15,641,530       0.2%
     Travelers Cos., Inc. (The).......   235,445     16,702,468       0.2%
     U.S. Bancorp.....................   907,771     30,147,075       0.4%
     Wells Fargo & Co................. 2,607,433     87,844,418       1.3%
     Other Securities.................              930,203,391      13.4%
                                                 --------------      ----
 Total Financials.....................            1,352,463,966      19.5%
                                                 --------------      ----
 Health Care -- (9.4%)
     Amgen, Inc.......................   259,507     22,459,033       0.3%
     Johnson & Johnson................   360,790     25,551,148       0.4%
     Merck & Co., Inc................. 1,401,705     63,959,799       0.9%
     Pfizer, Inc...................... 3,820,885     95,025,410       1.4%
     UnitedHealth Group, Inc..........   453,978     25,422,768       0.4%
     Other Securities.................              509,664,669       7.3%
                                                 --------------      ----
 Total Health Care....................              742,082,827      10.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
Industrials -- (12.1%)
    General Electric Co.............   5,244,073 $  110,440,177       1.6%
    Union Pacific Corp..............     245,011     30,143,703       0.4%
    Other Securities................                814,093,083      11.8%
                                                 --------------      ----
Total Industrials...................                954,676,963      13.8%
                                                 --------------      ----
Information Technology -- (11.2%)
    Apple, Inc......................     102,298     60,877,540       0.9%
   *Cisco Systems, Inc..............   1,115,185     19,114,271       0.3%
   *Google, Inc. Class A............      29,049     19,746,639       0.3%
   #Intel Corp......................   1,282,072     27,724,807       0.4%
    International Business
      Machines Corp.................     104,155     20,261,272       0.3%
    Microsoft Corp..................     928,949     26,507,560       0.4%
    Oracle Corp.....................     517,147     16,057,414       0.2%
   #Visa, Inc.......................     232,750     32,296,390       0.5%
    Other Securities................                662,078,081       9.5%
                                                 --------------      ----
Total Information Technology........                884,663,974      12.8%
                                                 --------------      ----
Materials -- (4.6%)
    Other Securities................                361,593,575       5.2%
                                                 --------------      ----
Other -- (0.0%)
    Other Securities................                         --       0.0%
                                                 --------------      ----
Telecommunication
  Services -- (2.9%)
   #AT&T, Inc.......................   2,989,398    103,403,277       1.5%
    Verizon Communications, Inc.....   1,386,217     61,880,727       0.9%
    Other Securities................                 60,471,763       0.9%
                                                 --------------      ----
Total Telecommunication Services....                225,755,767       3.3%
                                                 --------------      ----
Utilities -- (2.1%)
    Other Securities................                164,427,703       2.4%
                                                 --------------      ----
TOTAL COMMON STOCKS.................              6,899,484,824      99.7%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities................                     14,911       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities................                     41,489       0.0%
                                                 --------------      ----
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares..  25,908,240     25,908,240       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
SECURITIES LENDING
  COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..  81,993,994    948,670,516      13.7%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $2,920,082 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $2,928,869) to be
     repurchased at
  $2,834,983........................ $     2,835      2,834,959       0.0%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.                951,505,475      13.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                 Percentage
                                                    Value+     of Net Assets**
                                                -------------- ---------------
  TOTAL INVESTMENTS --(100.0%)
    (Cost $6,883,487,825)....................   $7,876,954,939      113.8%
                                                ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  989,880,654 $     64,721   --    $  989,945,375
    Consumer Staples........    455,840,665           --   --       455,840,665
    Energy..................    768,012,042       21,967   --       768,034,009
    Financials..............  1,352,463,966           --   --     1,352,463,966
    Health Care.............    742,046,854       35,973   --       742,082,827
    Industrials.............    954,633,938       43,025   --       954,676,963
    Information Technology..    884,663,974           --   --       884,663,974
    Materials...............    361,593,575           --   --       361,593,575
    Other...................             --           --   --                --
    Telecommunication
      Services..............    225,755,767           --   --       225,755,767
    Utilities...............    164,427,703           --   --       164,427,703
Preferred Stocks
    Energy..................             --       14,911   --            14,911
Rights/Warrants.............         40,617          872   --            41,489
Temporary Cash Investments..     25,908,240           --   --        25,908,240
Securities Lending
  Collateral................             --  951,505,475   --       951,505,475
                             -------------- ------------   --    --------------
TOTAL....................... $6,925,267,995 $951,686,944   --    $7,876,954,939
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (87.3%)
 Consumer Discretionary -- (13.9%)
     Comcast Corp. Class A..............   303,818 $ 11,396,213       0.6%
     Dillard's, Inc. Class A............    62,205    4,789,785       0.2%
    #Lennar Corp. Class A...............   134,243    5,030,085       0.3%
    *Liberty Interactive Corp. Class A..   267,922    5,358,440       0.3%
    *Mohawk Industries, Inc.............    54,426    4,542,938       0.2%
    #Time Warner, Inc...................   135,201    5,874,483       0.3%
    *Toll Brothers, Inc.................   151,825    5,011,743       0.2%
     Walt Disney Co. (The)..............   118,253    5,802,675       0.3%
     Other Securities...................            271,340,250      13.5%
                                                   ------------      ----
 Total Consumer Discretionary...........            319,146,612      15.9%
                                                   ------------      ----
 Consumer Staples -- (4.8%)
     Beam, Inc..........................    76,533    4,252,173       0.2%
     Bunge, Ltd.........................    76,701    5,448,072       0.3%
     CVS Caremark Corp..................   121,704    5,647,066       0.3%
     Procter & Gamble Co. (The).........    91,517    6,336,637       0.3%
     Wal-Mart Stores, Inc...............    58,500    4,388,670       0.2%
     Other Securities...................             84,469,435       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            110,542,053       5.5%
                                                   ------------      ----
 Energy -- (8.7%)
     Anadarko Petroleum Corp............    72,636    4,998,083       0.3%
    #Apache Corp........................    55,888    4,624,732       0.2%
     Chevron Corp.......................   153,038   16,866,318       0.8%
     ConocoPhillips.....................   175,685   10,163,377       0.5%
     Exxon Mobil Corp...................   154,985   14,129,982       0.7%
     HollyFrontier Corp.................   109,681    4,236,977       0.2%
     Murphy Oil Corp....................   106,439    6,386,340       0.3%
     Noble Corp.........................   132,385    4,996,210       0.3%
     Phillips 66........................    91,273    4,304,435       0.2%
     Tesoro Corp........................   131,157    4,945,930       0.3%
     Other Securities...................            123,451,407       6.1%
                                                   ------------      ----
 Total Energy...........................            199,103,791       9.9%
                                                   ------------      ----
 Financials -- (21.0%)
     American Financial Group, Inc......   127,737    4,956,196       0.2%
     Bank of America Corp............... 1,263,850   11,779,082       0.6%
    #Bank of New York Mellon Corp.
      (The).............................   163,628    4,043,248       0.2%
     Capital One Financial Corp.........    70,527    4,243,610       0.2%
     Citigroup, Inc.....................   207,090    7,743,095       0.4%
     Fidelity National Financial, Inc.
       Class A..........................   187,838    4,021,612       0.2%
     Goldman Sachs Group, Inc. (The)....    47,945    5,867,989       0.3%
     Hartford Financial Services
       Group, Inc.......................   190,397    4,133,519       0.2%
     Invesco, Ltd.......................   186,136    4,526,828       0.2%
     JPMorgan Chase & Co................   570,669   23,785,484       1.2%
     KeyCorp............................   499,016    4,201,715       0.2%
     MetLife, Inc.......................   141,103    5,007,745       0.3%
     PNC Financial Services Group, Inc..    76,226    4,435,591       0.2%
    #Principal Financial Group, Inc.....   157,281    4,331,519       0.2%
     Regions Financial Corp.............   634,241    4,135,251       0.2%
     Wells Fargo & Co...................   351,390   11,838,329       0.6%
     XL Group P.L.C.....................   162,997    4,032,546       0.2%
     Other Securities...................            368,806,067      18.4%
                                                   ------------      ----
 Total Financials.......................            481,889,426      24.0%
                                                   ------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Health Care -- (7.6%)
     Merck & Co., Inc...............     149,737 $    6,832,499       0.3%
     Pfizer, Inc....................     563,682     14,018,771       0.7%
     Other Securities...............                152,553,891       7.6%
                                                 --------------      ----
 Total Health Care..................                173,405,161       8.6%
                                                 --------------      ----
 Industrials -- (12.5%)
     General Electric Co............     826,374     17,403,436       0.8%
     Union Pacific Corp.............      33,180      4,082,135       0.2%
     Other Securities...............                264,760,266      13.2%
                                                 --------------      ----
 Total Industrials..................                286,245,837      14.2%
                                                 --------------      ----
 Information Technology -- (10.1%)
     Fidelity National Information
       Services, Inc................     150,228      4,937,994       0.3%
    #IAC/InterActiveCorp............     115,491      5,583,990       0.3%
     Visa, Inc......................      37,703      5,231,668       0.3%
     Xerox Corp.....................     731,469      4,710,660       0.2%
     Other Securities...............                211,816,925      10.5%
                                                 --------------      ----
 Total Information Technology.......                232,281,237      11.6%
                                                 --------------      ----
 Materials -- (5.4%)
     Other Securities...............                123,573,134       6.2%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.1%)
     AT&T, Inc......................     570,322     19,727,438       1.0%
    #Verizon Communications, Inc....     200,794      8,963,444       0.4%
     Other Securities...............                 20,446,270       1.0%
                                                 --------------      ----
 Total Telecommunication Services...                 49,137,152       2.4%
                                                 --------------      ----
 Utilities -- (1.2%)
     Other Securities...............                 27,481,514       1.4%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              2,002,805,917      99.7%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                     16,458       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 Other Securities...................                     29,967       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
 BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Shares.............   5,428,356      5,428,356       0.2%

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING COLLATERAL --
   (12.4%)
 (S)@DFA Short Term Investment Fund.  24,567,468    284,245,602      14.2%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 2.500% to 5.500%,
      maturities ranging from
      10/01/22 to 07/01/42, valued
      at $775,049) to be
      repurchased at $750,204....... $       750        750,198       0.0%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                284,995,800      14.2%
                                                 --------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,050,058,109)......................... $2,293,276,498      114.1%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  319,120,585 $     26,027   --    $  319,146,612
    Consumer Staples........    110,542,053           --   --       110,542,053
    Energy..................    199,079,511       24,280   --       199,103,791
    Financials..............    481,889,426           --   --       481,889,426
    Health Care.............    173,379,098       26,063   --       173,405,161
    Industrials.............    286,213,395       32,442   --       286,245,837
    Information Technology..    232,281,237           --   --       232,281,237
    Materials...............    123,573,134           --   --       123,573,134
    Other...................             --           --   --                --
    Telecommunication
      Services..............     49,137,152           --   --        49,137,152
    Utilities...............     27,481,514           --   --        27,481,514
Preferred Stocks
    Energy..................             --       16,458   --            16,458
Rights/Warrants.............         29,415          552   --            29,967
Temporary Cash Investments..      5,428,356           --   --         5,428,356
Securities Lending
  Collateral................             --  284,995,800   --       284,995,800
                             -------------- ------------   --    --------------
TOTAL....................... $2,008,154,876 $285,121,622   --    $2,293,276,498
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (82.6%)
Consumer Discretionary -- (15.4%)
   #Aaron's, Inc.......................... 301,837 $  9,305,635       0.2%
  #*Bally Technologies, Inc............... 194,000    9,684,480       0.2%
   #Brinker International, Inc............ 322,412    9,930,290       0.2%
   #Brunswick Corp........................ 401,911    9,481,080       0.2%
   #Buckle, Inc. (The).................... 218,663    9,877,008       0.2%
   *Cabela's, Inc......................... 277,885   12,452,027       0.3%
    Dillard's, Inc. Class A............... 173,931   13,392,687       0.3%
    Domino's Pizza, Inc................... 270,452   10,985,760       0.2%
   #HSN, Inc.............................. 228,644   11,894,061       0.3%
   #Penske Automotive Group, Inc.......... 337,541   10,328,755       0.2%
   #Pier 1 Imports, Inc................... 641,193   13,080,337       0.3%
  #*Ryman Hospitality Properties.......... 228,431    8,911,093       0.2%
    Six Flags Entertainment Corp.......... 182,712   10,434,682       0.2%
   #Thor Industries, Inc.................. 243,435    9,257,833       0.2%
   #Vail Resorts, Inc..................... 163,736    9,296,930       0.2%
   *Warnaco Group, Inc. (The)............. 125,848    8,882,352       0.2%
    Other Securities......................          679,005,396      14.9%
                                                   ------------      ----
Total Consumer Discretionary..............          846,200,406      18.5%
                                                   ------------      ----
Consumer Staples -- (3.7%)
  #*Darling International, Inc............ 540,748    8,938,564       0.2%
   *Hain Celestial Group, Inc. (The)...... 180,533   10,434,807       0.2%
   #PriceSmart, Inc....................... 117,776    9,774,230       0.2%
    Other Securities......................          173,131,585       3.8%
                                                   ------------      ----
Total Consumer Staples....................          202,279,186       4.4%
                                                   ------------      ----
Energy -- (3.8%)
   #Western Refining, Inc................. 371,375    9,236,096       0.2%
    Other Securities......................          202,043,645       4.4%
                                                   ------------      ----
Total Energy..............................          211,279,741       4.6%
                                                   ------------      ----
Financials -- (13.5%)
   *Altisource Portfolio Solutions SA..... 106,753   12,116,466       0.3%
   #CNO Financial Group, Inc.............. 978,475    9,373,791       0.2%
  #*Investors Bancorp, Inc................ 504,558    9,076,998       0.2%
   *Ocwen Financial Corp.................. 457,639   17,651,136       0.4%
  #*Texas Capital Bancshares, Inc......... 184,544    8,760,304       0.2%
    Other Securities......................          684,793,789      15.0%
                                                   ------------      ----
Total Financials..........................          741,772,484      16.3%
                                                   ------------      ----
Health Care -- (8.4%)
   *Haemonetics Corp...................... 117,025    9,560,942       0.2%
    Medicis Pharmaceutical Corp. Class A.. 237,227   10,298,024       0.2%
  #*Myriad Genetics, Inc.................. 360,979    9,446,820       0.2%
   #STERIS Corp........................... 254,960    9,079,126       0.2%
   *Thoratec Corp......................... 319,166   11,394,226       0.3%
    Other Securities......................          414,459,350       9.1%
                                                   ------------      ----
Total Health Care.........................          464,238,488      10.2%
                                                   ------------      ----
Industrials -- (15.2%)
    A.O. Smith Corp....................... 152,330    9,257,094       0.2%
   #Actuant Corp. Class A................. 318,532    8,995,344       0.2%
  #*Chart Industries, Inc................. 137,261    9,716,706       0.2%
    EMCOR Group, Inc...................... 306,181    9,846,781       0.2%
  #*Middleby Corp.........................  78,446    9,801,828       0.2%
   #Robbins & Myers, Inc.................. 176,805   10,481,000       0.2%

U.S. Small Cap Portfolio
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
 Industrials -- (Continued)
     Toro Co. (The)..................    239,432 $   10,108,819       0.2%
   #*US Airways Group, Inc...........    746,580      9,093,344       0.2%
     Other Securities................               759,233,963      16.7%
                                                 --------------      ----
 Total Industrials...................               836,534,879      18.3%
                                                 --------------      ----
 Information Technology -- (14.6%)
   #*3D Systems Corp.................    260,733     11,341,886       0.2%
   #*Cirrus Logic, Inc...............    297,264     12,116,481       0.3%
   #*CommVault Systems, Inc..........    164,218     10,258,698       0.2%
     Convergys Corp..................    526,242      8,846,128       0.2%
    *Cymer, Inc......................    144,305     11,499,665       0.3%
     FEI Co..........................    176,390      9,710,270       0.2%
     Loral Space & Communications,
       Inc...........................    120,478      9,476,799       0.2%
   #*NeuStar, Inc. Class A...........    247,646      9,061,367       0.2%
    *SolarWinds, Inc.................    262,245     13,266,975       0.3%
     Other Securities................               707,242,217      15.5%
                                                 --------------      ----
 Total Information Technology........               802,820,486      17.6%
                                                 --------------      ----
 Materials -- (4.7%)
    #Eagle Materials, Inc............    212,595     11,261,157       0.3%
    *Louisiana-Pacific Corp..........    633,346     10,000,533       0.2%
     Other Securities................               238,341,168       5.2%
                                                 --------------      ----
 Total Materials.....................               259,602,858       5.7%

 Other -- (0.0%)
     Other Securities................                       414       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (0.4%)
     Other Securities................                24,541,005       0.5%
                                                 --------------      ----
 Utilities -- (2.9%)
     Portland General Electric Co....    338,710      9,280,654       0.2%
     Other Securities................               149,160,307       3.3%
                                                 --------------      ----
 Total Utilities.....................               158,440,961       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS.................             4,547,710,908      99.6%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities................            $       54,227       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities................                   135,531       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.......... 12,912,865     12,912,865       0.3%
                                                 --------------      ----

U.S. Small Cap Portfolio
CONTINUED

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount                     Percentage
                                                                                    (000)        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (17.2%)
(S)@DFA Short Term Investment Fund..............................................  81,663,903    944,851,354       20.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $2,568,587 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $2,576,317) to be
     repurchased at $2,493,732.................................................. $     2,494      2,493,711        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                947,345,065       20.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,856,877,158)..........................................................             $5,508,158,596      120.7%
                                                                                             ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  846,159,239 $     41,167   --    $  846,200,406
    Consumer Staples........    202,279,186           --   --       202,279,186
    Energy..................    211,093,773      185,968   --       211,279,741
    Financials..............    741,772,484           --   --       741,772,484
    Health Care.............    464,148,120       90,368   --       464,238,488
    Industrials.............    836,218,833      316,046   --       836,534,879
    Information Technology..    802,820,486           --   --       802,820,486
    Materials...............    259,602,858           --   --       259,602,858
    Other...................             --          414   --               414
    Telecommunication
      Services..............     24,541,005           --   --        24,541,005
    Utilities...............    158,440,961           --   --       158,440,961
Preferred Stocks
    Energy..................             --       54,227   --            54,227
Rights/Warrants.............        131,992        3,539   --           135,531
Temporary Cash Investments..     12,912,865           --   --        12,912,865
Securities Lending
  Collateral................             --  947,345,065   --       947,345,065
                             -------------- ------------   --    --------------
TOTAL....................... $4,560,121,802 $948,036,794   --    $5,508,158,596
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value+     of Net Assets**
                                          ------- ------------- ---------------
 COMMON STOCKS -- (87.9%)
 Consumer Discretionary -- (15.7%)
    *Asbury Automotive Group, Inc........ 279,819 $   8,875,859       0.3%
     Churchill Downs, Inc................ 117,187     7,655,827       0.2%
   #*Conn's, Inc......................... 303,338     7,683,552       0.2%
   #*Dorman Products, Inc................ 312,058     9,533,372       0.3%
    #Finish Line, Inc. Class A (The)..... 376,378     7,830,544       0.2%
    #KB Home............................. 521,279     8,330,038       0.2%
   #*La-Z-Boy, Inc....................... 515,798     8,366,244       0.3%
   #*Lumber Liquidators Holdings, Inc.... 155,431     8,676,158       0.3%
    *Meritage Homes Corp................. 217,518     8,043,816       0.2%
     Oxford Industries, Inc.............. 145,087     8,049,427       0.2%
    *Papa John's International, Inc...... 214,930    11,460,068       0.3%
    #Ryland Group, Inc. (The)............ 306,580    10,383,865       0.3%
    #Stage Stores, Inc................... 305,185     7,477,032       0.2%
    #Sturm Ruger & Co., Inc.............. 181,201     8,558,123       0.3%
     Other Securities....................           491,209,781      14.3%
                                                  -------------      ----
 Total Consumer Discretionary............           612,133,706      17.8%
                                                  -------------      ----
 Consumer Staples -- (4.1%)
    #Cal-Maine Foods, Inc................ 202,886     8,750,473       0.2%
   #*Elizabeth Arden, Inc................ 261,981    12,360,264       0.4%
     J & J Snack Foods Corp.............. 179,640    10,287,983       0.3%
     WD-40 Co............................ 162,424     7,773,613       0.2%
     Other Securities....................           119,761,926       3.5%
                                                  -------------      ----
 Total Consumer Staples..................           158,934,259       4.6%
                                                  -------------      ----
 Energy -- (3.9%)
     Other Securities....................           153,313,419       4.5%
                                                  -------------      ----
 Financials -- (15.6%)
    *Altisource Portfolio Solutions SA...  94,413    10,715,876       0.3%
    #Bank of the Ozarks, Inc............. 301,134     9,859,127       0.3%
     FBL Financial Group, Inc. Class A... 271,726     9,274,008       0.3%
     Horace Mann Educators Corp.......... 423,287     8,131,343       0.2%
     Infinity Property & Casualty Corp... 134,624     7,688,377       0.2%
   #*Texas Capital Bancshares, Inc....... 164,032     7,786,599       0.2%
   #*World Acceptance Corp............... 153,471    10,245,724       0.3%
     Other Securities....................           545,031,588      15.9%
                                                  -------------      ----
 Total Financials........................           608,732,642      17.7%
                                                  -------------      ----
 Health Care -- (10.1%)
   #*Air Methods Corp.................... 115,182    12,627,403       0.4%
    *Amsurg Corp......................... 286,077     8,158,916       0.2%
     Analogic Corp....................... 123,731     9,114,025       0.3%
    *Ariad Pharmaceuticals, Inc.......... 727,009    15,667,044       0.4%
    *Cyberonics, Inc..................... 211,757     9,793,761       0.3%
    *Hanger, Inc......................... 292,678     7,419,387       0.2%
   #*ICU Medical, Inc.................... 132,784     7,878,075       0.2%
     Other Securities....................           322,452,236       9.4%
                                                  -------------      ----
 Total Health Care.......................           393,110,847      11.4%
                                                  -------------      ----
 Industrials -- (14.9%)
     AZZ, Inc............................ 224,847     8,867,966       0.3%
    *Exponent, Inc....................... 135,915     7,472,607       0.2%
     Kaman Corp.......................... 234,532     8,724,590       0.3%
     Other Securities....................           557,738,161      16.2%
                                                  -------------      ----
 Total Industrials.......................          5 82,803,324      17.0%
                                                  -------------      ----

U.S. Micro Cap Portfolio
CONTINUED

                                                                      Percentage
                                           Shares        Value+     of Net Assets**
                                         ----------- -------------- ---------------
Information Technology -- (15.3%)
  #*3D Systems Corp.....................     227,661 $    9,903,254       0.3%
    Forrester Research, Inc.............     256,189      7,414,110       0.2%
   *iGATE Corp..........................     518,273      8,318,282       0.2%
    Loral Space & Communications,
      Inc...............................     103,555      8,145,636       0.2%
  #*Manhattan Associates, Inc...........     216,969     13,018,140       0.4%
    MTS Systems Corp....................     165,039      8,319,616       0.2%
  #*NetScout Systems, Inc...............     312,994      7,740,342       0.2%
   *OSI Systems, Inc....................     150,502     11,927,284       0.3%
  #*Stratasys, Inc......................     138,151      9,210,527       0.3%
  #*Tyler Technologies, Inc.............     251,629     12,030,382       0.4%
    Other Securities....................                500,280,360      14.6%
                                                     --------------      ----
Total Information Technology............                596,307,933      17.3%
                                                     --------------      ----
Materials -- (5.5%)
   #AMCOL International Corp............     265,253      8,376,690       0.3%
    Balchem Corp........................     220,033      7,663,749       0.2%
    Stepan Co...........................      82,995      7,950,921       0.2%
    Other Securities....................                189,087,399       5.5%
                                                     --------------      ----
    Total Materials.....................                213,078,759       6.2%
                                                     --------------      ----
Other -- (0.0%)
    Other Securities....................                      2,226       0.0%
                                                     --------------      ----
Telecommunication Services -- (1.0%)
    Other Securities....................                 39,869,468       1.2%
                                                     --------------      ----
Utilities -- (1.8%)
    CH Energy Group, Inc................     129,612      8,428,668       0.2%
   #MGE Energy, Inc.....................     194,367     10,231,479       0.3%
    Other Securities....................                 50,903,632       1.5%
                                                     --------------      ----
Total Utilities.........................                 69,563,779       2.0%
                                                     --------------      ----
TOTAL COMMON STOCKS.....................              3,427,850,362      99.7%
                                                     --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities....................                     55,563       0.0%
                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities....................                    134,261       0.0%
                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares..............   9,728,759      9,728,759       0.3%
                                                     --------------      ----

                                           Shares/
                                            Face
                                           Amount
                                            (000)
                                         -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund......  39,804,452    460,537,511      13.4%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $1,251,975 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $1,255,743) to be
     repurchased at $1,215,489.......... $     1,215      1,215,479       0.0%
                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.....                461,752,990      13.4%
                                                     --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,396,339,836)......................... $3,899,521,935      113.4%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  612,071,742 $     61,964   --    $  612,133,706
   Consumer Staples.........    158,934,259           --   --       158,934,259
   Energy...................    153,224,174       89,245   --       153,313,419
   Financials...............    608,732,642           --   --       608,732,642
   Health Care..............    392,983,982      126,865   --       393,110,847
   Industrials..............    582,525,445      277,879   --       582,803,324
   Information Technology...    596,307,933           --   --       596,307,933
   Materials................    213,078,759           --   --       213,078,759
   Other....................             --        2,226   --             2,226
   Telecommunication
     Services...............     39,869,468           --   --        39,869,468
   Utilities................     69,563,779           --   --        69,563,779
Preferred Stocks
   Energy...................             --       55,563   --            55,563
Rights/Warrants.............        131,645        2,616   --           134,261
Temporary Cash Investments..      9,728,759           --   --         9,728,759
Securities Lending
  Collateral................             --  461,752,990   --       461,752,990
                             -------------- ------------   --    --------------
TOTAL....................... $3,437,152,587 $462,369,348   --    $3,899,521,935
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                         ---------- -------------- ---------------
COMMON STOCKS -- (86.8%)
Real Estate Investment Trusts -- (86.8%)
    Alexander's, Inc....................     48,481 $   21,523,625       0.6%
   #Alexandria Real Estate
     Equities, Inc......................    539,876     38,023,467       1.0%
   #American Campus Communities,
     Inc................................    673,380     30,510,848       0.8%
    American Tower Corp.................    520,737     39,206,289       1.1%
   #Apartment Investment &
     Management Co. Class A.............  1,273,483     33,989,261       0.9%
   #AvalonBay Communities, Inc..........    849,330    115,135,175       3.1%
   #BioMed Realty Trust, Inc............  1,336,668     25,557,092       0.7%
    Boston Properties, Inc..............  1,340,610    142,506,843       3.8%
   #BRE Properties, Inc.................    679,953     32,875,728       0.9%
   #Camden Property Trust...............    719,928     47,248,875       1.3%
   #CBL & Associates Properties,
     Inc................................  1,239,184     27,720,546       0.7%
   #DDR Corp............................  2,189,719     33,634,084       0.9%
   #Digital Realty Trust, Inc...........  1,044,384     64,156,509       1.7%
   #Douglas Emmett, Inc.................  1,175,786     27,572,182       0.7%
   #Duke Realty Corp....................  2,348,436     34,005,353       0.9%
    Equity Lifestyle Properties,
      Inc...............................    350,533     23,601,387       0.6%
   #Equity Residential..................  2,633,782    151,205,425       4.1%
   #Essex Property Trust, Inc...........    312,386     46,857,900       1.3%
   #Extra Space Storage, Inc............    865,728     29,858,959       0.8%
   #Federal Realty Investment
     Trust..............................    577,049     62,223,194       1.7%
   #General Growth Properties, Inc......  3,768,676     74,092,170       2.0%
   #HCP, Inc............................  3,758,294    166,492,424       4.5%
    Health Care REIT, Inc...............  2,030,477    120,671,248       3.2%
   #Highwoods Properties, Inc...........    672,870     21,700,057       0.6%
    Home Properties, Inc................    436,266     26,520,610       0.7%
   #Hospitality Properties Trust........  1,129,465     26,113,231       0.7%
   #Host Hotels & Resorts, Inc..........  6,322,617     91,425,042       2.5%
   #Kilroy Realty Corp..................    632,753     28,100,561       0.8%
    Kimco Realty Corp...................  3,688,342     71,996,436       1.9%
    Liberty Property Trust..............  1,048,979     36,840,142       1.0%
   #Macerich Co. (The)..................  1,164,780     66,392,460       1.8%
   #Mack-Cali Realty Corp...............    789,496     20,519,001       0.6%
   #Mid-America Apartment
     Communities, Inc...................    346,446     22,418,521       0.6%
   #National Retail Properties,
     Inc................................    946,624     29,989,048       0.8%
   #Omega Healthcare Investors,
     Inc................................    950,897     21,813,577       0.6%
   #Piedmont Office Realty Trust,
     Inc. Class A.......................  1,476,624     26,283,907       0.7%
   #Post Properties, Inc................    471,637     23,020,602       0.6%
    Prologis, Inc.......................  4,030,920    138,220,247       3.7%
    Public Storage......................  1,324,670    183,639,002       4.9%
   #Realty Income Corp..................  1,167,664     45,854,165       1.2%
   #Regency Centers Corp................    783,534     37,625,303       1.0%
   #Senior Housing Properties
     Trust..............................  1,479,083     32,510,244       0.9%
    Simon Property Group, Inc...........  2,702,036    411,276,900      11.1%
   #SL Green Realty Corp................    788,844     59,399,953       1.6%
   #Tanger Factory Outlet
     Centers, Inc.......................    813,719     25,607,737       0.7%
   #Taubman Centers, Inc................    533,326     41,892,757       1.1%
   #UDR, Inc............................  2,188,706     53,119,895       1.4%
   #Ventas, Inc.........................  2,520,962    159,501,266       4.3%
    Vornado Realty Trust................  1,508,390    120,987,962       3.3%
   #Weingarten Realty Investors.........  1,049,531     28,337,337       0.8%
    Other Securities....................               464,012,068      12.5%
                                                    --------------      ----
TOTAL COMMON STOCKS.....................             3,703,786,615      99.7%
                                                    --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............... 26,648,404     26,648,404       0.7%
                                                    --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           Shares/
                                            Face
                                           Amount                     Percentage
                                            (000)        Value+     of Net Assets**
                                         ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@DFA Short Term Investment
  Fund..................................  46,255,311 $  535,173,950       14.4%
   @Repurchase Agreement,
     JPMorgan Securities LLC
     0.30%, 11/01/12
     (Collateralized by
     $1,454,876 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities
     ranging from 10/01/22 to
     07/01/42, valued at
     $1,459,254) to be
     repurchased at $1,412,477.......... $     1,412      1,412,465        0.0%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL............................                536,586,415       14.4%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)...........
  (Cost $3,188,947,605)                              $4,267,021,434      114.8%
                                                     ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investment in Securities (Market Value)
                                  --------------------------------------------------
                                     Level 1       Level 2    Level 3     Total
                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts. $3,703,786,615           --   --    $3,703,786,615
Temporary Cash Investments.......     26,648,404           --   --        26,648,404
Securities Lending Collateral....             -- $536,586,415   --       536,586,415
                                  -------------- ------------   --    --------------
TOTAL............................ $3,730,435,019 $536,586,415   --    $4,267,021,434
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.2%)
AUSTRALIA -- (7.0%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 489,886 $ 12,923,873       0.6%
    BHP Billiton, Ltd..................... 358,448   12,691,074       0.6%
   #Commonwealth Bank of Australia NL..... 268,839   16,099,654       0.8%
   #National Australia Bank, Ltd.......... 413,524   11,051,380       0.5%
    Westpac Banking Corp.................. 459,483   12,147,841       0.6%
    Other Securities......................           97,828,712       4.8%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          162,742,534       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
    Other Securities......................            5,523,447       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
    Anheuser-Busch InBev NV............... 107,124    8,958,854       0.4%
    Other Securities......................           10,625,851       0.5%
                                                   ------------      ----
TOTAL BELGIUM.............................           19,584,705       0.9%
                                                   ------------      ----
CANADA -- (9.8%)
    Bank of Montreal...................... 121,090    7,155,676       0.3%
    Bank of Nova Scotia................... 196,237   10,659,181       0.5%
    Barrick Gold Corp..................... 182,000    7,360,180       0.4%
   #Royal Bank of Canada.................. 243,989   13,910,121       0.7%
    Suncor Energy, Inc.................... 279,079    9,366,436       0.5%
   #Toronto Dominion Bank................. 160,784   13,076,830       0.6%
    Other Securities......................          165,490,762       8.0%
                                                   ------------      ----
TOTAL CANADA..............................          227,019,186      11.0%
                                                   ------------      ----
DENMARK -- (1.0%)
    Other Securities......................           23,363,099       1.1%
                                                   ------------      ----
FINLAND -- (0.6%)
    Other Securities......................           14,738,094       0.7%
                                                   ------------      ----
FRANCE -- (7.2%)
    BNP Paribas SA........................ 179,515    9,111,582       0.4%
    LVMH Moet Hennessy Louis Vuitton SA...  43,329    7,044,432       0.3%
    Sanofi SA............................. 147,776   12,978,720       0.6%
    Total SA.............................. 229,954   11,582,771       0.6%
    Total SA Sponsored ADR................ 144,707    7,293,233       0.4%
    Other Securities......................          119,144,573       5.8%
                                                   ------------      ----
TOTAL FRANCE..............................          167,155,311       8.1%
                                                   ------------      ----
GERMANY -- (6.4%)
    Allianz SE............................  59,747    7,422,057       0.4%
    BASF SE............................... 137,393   11,396,744       0.5%
    Bayer AG.............................. 104,450    9,107,269       0.4%
    Daimler AG............................ 168,780    7,906,432       0.4%
    SAP AG................................ 103,483    7,546,254       0.4%
   #Siemens AG Sponsored ADR..............  67,650    6,826,562       0.3%
    Other Securities......................           98,406,795       4.8%
                                                   ------------      ----
TOTAL GERMANY.............................          148,612,113       7.2%
                                                   ------------      ----
GREECE -- (0.1%)
    Other Securities......................            1,180,568       0.1%
                                                   ------------      ----
HONG KONG -- (2.4%)
    Other Securities......................           54,810,518       2.7%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
IRELAND -- (0.3%)
    Other Securities....................           $  5,766,422       0.3%
                                                   ------------      ----
ISRAEL -- (0.4%)
    Other Securities....................              9,597,458       0.5%
                                                   ------------      ----
ITALY -- (1.7%)
    Other Securities....................             38,182,893       1.9%
                                                   ------------      ----
JAPAN -- (15.7%)
    Sumitomo Mitsui Financial Group,
      Inc...............................   251,740    7,692,420       0.4%
    Toyota Motor Corp...................   317,100   12,226,476       0.6%
    Other Securities....................            343,552,324      16.7%
                                                   ------------      ----
TOTAL JAPAN.............................            363,471,220      17.7%
                                                   ------------      ----
NETHERLANDS -- (2.0%)
    Unilever NV.........................   271,974    9,996,249       0.5%
    Other Securities....................             36,987,162       1.8%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             46,983,411       2.3%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities....................              2,282,663       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
    Other Securities....................             21,438,761       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
    Other Securities....................              3,409,590       0.2%
                                                   ------------      ----
SINGAPORE -- (1.4%)
    Other Securities....................             32,746,308       1.6%
                                                   ------------      ----
SPAIN -- (2.2%)
    Other Securities....................             51,685,586       2.5%
                                                   ------------      ----
SWEDEN -- (2.5%)
    Other Securities....................             58,081,987       2.8%
                                                   ------------      ----
SWITZERLAND -- (6.8%)
    Nestle SA...........................   548,594   34,829,262       1.7%
    Novartis AG.........................   262,271   15,815,092       0.8%
   #Novartis AG ADR.....................   147,100    8,893,666       0.4%
    Roche Holding AG Genusschein........   116,708   22,480,903       1.1%
    UBS AG..............................   640,816    9,614,543       0.4%
    Zurich Insurance Group AG...........    31,032    7,650,000       0.4%
    Other Securities....................             57,263,238       2.8%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            156,546,704       7.6%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C................   247,137    7,615,400       0.4%
    BG Group P.L.C......................   510,495    9,478,376       0.5%
   #BHP Billiton P.L.C. ADR.............   113,263    7,246,567       0.3%
    BP P.L.C. Sponsored ADR.............   517,641   22,201,622       1.1%
    British American Tobacco P.L.C......   293,586   14,561,859       0.7%
    Diageo P.L.C. Sponsored ADR.........    63,791    7,287,484       0.3%
    GlaxoSmithKline P.L.C...............   538,836   12,074,039       0.6%
    GlaxoSmithKline P.L.C. Sponsored
      ADR...............................   154,591    6,941,136       0.3%
    HSBC Holdings P.L.C................. 1,623,467   16,006,352       0.8%
   #HSBC Holdings P.L.C. Sponsored ADR..   343,138   16,937,292       0.8%
    Rio Tinto P.L.C.....................   150,148    7,500,915       0.4%
    Royal Dutch Shell P.L.C. ADR........   425,120   30,026,226       1.5%
    Royal Dutch Shell P.L.C. Series B...   306,534   10,842,936       0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    SABmiller P.L.C..........................................................     162,396 $    6,969,775        0.3%
    Standard Chartered P.L.C.................................................     452,395     10,711,236        0.5%
    Tesco P.L.C..............................................................   1,441,004      7,456,436        0.4%
    Vodafone Group P.L.C.....................................................   2,870,219      7,794,527        0.4%
    Vodafone Group P.L.C. Sponsored ADR......................................     680,782     18,530,886        0.9%
    Other Securities.........................................................                206,843,125       10.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                427,026,189       20.8%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              2,041,948,767       99.3%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  1,284,218        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                     14,929        0.0%
                                                                                          --------------      -----
FRANCE -- (0.0%)
    Other Securities.........................................................                         15        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                     30,902        0.0%
                                                                                          --------------      -----
SPAIN -- (0.0%)
    Other Securities.........................................................                          7        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                     45,853        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........................................  23,336,214    270,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,348,839) to be repurchased at $1,322,404............................. $     1,322      1,322,391        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                271,322,391       13.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,738,602)                                                                   $2,314,601,229      112.6%
                                                                                          ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia................. $  9,177,915 $  153,564,619   --    $  162,742,534
    Austria...................       31,272      5,492,175   --         5,523,447
    Belgium...................    2,868,310     16,716,395   --        19,584,705
    Canada....................  227,019,186             --   --       227,019,186
    Denmark...................    4,252,654     19,110,445   --        23,363,099
    Finland...................      792,236     13,945,858   --        14,738,094
    France....................   15,010,442    152,144,869   --       167,155,311
    Germany...................   26,003,248    122,608,865   --       148,612,113
    Greece....................           --      1,180,568   --         1,180,568
    Hong Kong.................           --     54,810,518   --        54,810,518
    Ireland...................    1,928,356      3,838,066   --         5,766,422
    Israel....................    5,521,012      4,076,446   --         9,597,458
    Italy.....................    5,535,992     32,646,901   --        38,182,893
    Japan.....................   29,715,898    333,755,322   --       363,471,220
    Netherlands...............    3,974,503     43,008,908   --        46,983,411
    New Zealand...............           --      2,282,663   --         2,282,663
    Norway....................    1,169,239     20,269,522   --        21,438,761
    Portugal..................      101,703      3,307,887   --         3,409,590
    Singapore.................           --     32,746,308   --        32,746,308
    Spain.....................   17,713,982     33,971,604   --        51,685,586
    Sweden....................      604,690     57,477,297   --        58,081,987
    Switzerland...............   17,129,641    139,417,063   --       156,546,704
    United Kingdom............  145,465,749    281,560,440   --       427,026,189
Preferred Stocks
    Germany...................           --      1,284,218   --         1,284,218
Rights/Warrants
    Australia.................           --         14,929   --            14,929
    France....................           --             15   --                15
    Hong Kong.................           --         30,902   --            30,902
    Spain.....................           --              7   --                 7
Securities Lending Collateral.           --    271,322,391   --       271,322,391
                               ------------ --------------   --    --------------
TOTAL......................... $514,016,028 $1,800,585,201   --    $2,314,601,229
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2012

                                                                       Percentage
                                                Shares    Value++    of Net Assets**
                                                ------- ------------ ---------------
COMMON STOCKS -- (89.3%)
AUSTRALIA -- (6.2%)
   #Australia & New Zealand Banking Group, Ltd. 811,349 $ 21,404,514       0.3%
   #Commonwealth Bank of Australia NL.......... 291,226   17,440,319       0.3%
   #National Australia Bank, Ltd............... 935,297   24,995,703       0.4%
   #Wesfarmers, Ltd............................ 461,899   16,651,241       0.3%
    Westpac Banking Corp....................... 659,750   17,442,513       0.3%
    Other Securities...........................          351,644,182       5.4%
                                                        ------------      ----
TOTAL AUSTRALIA................................          449,578,472       7.0%
                                                        ------------      ----
AUSTRIA -- (0.5%)
    Other Securities...........................           32,391,602       0.5%
                                                        ------------      ----
BELGIUM -- (0.9%)
    Other Securities...........................           65,997,964       1.0%
                                                        ------------      ----
CANADA -- (9.9%)
   #Bank of Montreal........................... 273,400   16,156,263       0.3%
    Bank of Nova Scotia........................ 264,875   14,387,453       0.2%
    Canadian Natural Resources, Ltd............ 474,950   14,313,887       0.2%
   #Royal Bank of Canada....................... 326,040   18,587,953       0.3%
    Suncor Energy, Inc......................... 654,429   21,963,915       0.3%
   #Toronto Dominion Bank...................... 350,772   28,528,871       0.4%
    Other Securities...........................          600,337,278       9.3%
                                                        ------------      ----
TOTAL CANADA...................................          714,275,620      11.0%
                                                        ------------      ----
CHINA -- (0.0%)
    Other Securities...........................              147,959       0.0%
                                                        ------------      ----
DENMARK -- (0.9%)
    Other Securities...........................           63,928,182       1.0%
                                                        ------------      ----
FINLAND -- (1.3%)
    Other Securities...........................           92,159,069       1.4%
                                                        ------------      ----
FRANCE -- (6.7%)
    BNP Paribas SA............................. 500,741   25,415,940       0.4%
   #GDF Suez SA................................ 659,288   15,132,134       0.2%
    Sanofi SA ADR.............................. 562,231   24,653,829       0.4%
   *Societe Generale SA........................ 601,863   19,194,589       0.3%
   #Total SA Sponsored ADR..................... 594,342   29,954,837       0.5%
    Other Securities...........................          366,981,725       5.6%
                                                        ------------      ----
TOTAL FRANCE...................................          481,333,054       7.4%
                                                        ------------      ----
GERMANY -- (5.3%)
    Daimler AG................................. 415,333   19,456,109       0.3%
    Deutsche Bank AG........................... 338,130   15,402,110       0.3%
    E.ON AG.................................... 609,873   13,883,743       0.2%
   #Siemens AG Sponsored ADR................... 200,444   20,226,804       0.3%
    Other Securities...........................          316,171,125       4.9%
                                                        ------------      ----
TOTAL GERMANY..................................          385,139,891       6.0%
                                                        ------------      ----
GREECE -- (0.3%)
    Other Securities...........................           21,713,011       0.3%
                                                        ------------      ----
HONG KONG -- (2.4%)
    Other Securities...........................          170,749,434       2.6%
                                                        ------------      ----
IRELAND -- (0.5%)
    Other Securities...........................           36,568,747       0.6%
                                                        ------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                           ---------- -------------- ---------------
ISRAEL -- (0.5%)
    Other Securities......................            $   38,192,757       0.6%
                                                      --------------      ----
ITALY -- (2.0%)
    Other Securities......................               144,759,479       2.2%
                                                      --------------      ----
JAPAN -- (16.9%)
    Mitsubishi UFJ Financial Group, Inc...  4,203,900     19,018,309       0.3%
    Mizuho Financial Group, Inc........... 10,641,060     16,649,856       0.3%
    Sumitomo Mitsui Financial Group, Inc..    634,770     19,396,670       0.3%
   #Toyota Motor Corp. Sponsored ADR......    360,892     27,958,303       0.4%
    Other Securities......................             1,141,756,436      17.6%
                                                      --------------      ----
TOTAL JAPAN...............................             1,224,779,574      18.9%
                                                      --------------      ----
NETHERLANDS -- (2.3%)
   *ING Groep NV Sponsored ADR............  1,565,969     13,874,485       0.2%
    Koninklijke Philips Electronics NV....    589,853     14,773,412       0.2%
    Other Securities......................               140,860,671       2.2%
                                                      --------------      ----
TOTAL NETHERLANDS.........................               169,508,568       2.6%
                                                      --------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................                18,364,661       0.3%
                                                      --------------      ----
NORWAY -- (1.1%)
    Other Securities......................                79,436,045       1.2%
                                                      --------------      ----
PORTUGAL -- (0.3%)
    Other Securities......................                20,759,987       0.3%
                                                      --------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................               117,743,734       1.8%
                                                      --------------      ----
SPAIN -- (2.0%)
    Banco Santander SA....................  2,240,231     16,867,084       0.3%
   #Banco Santander SA Sponsored ADR......  2,229,277     16,630,406       0.2%
    Other Securities......................               109,877,111       1.7%
                                                      --------------      ----
TOTAL SPAIN...............................               143,374,601       2.2%
                                                      --------------      ----
SWEDEN -- (2.8%)
    Other Securities......................               204,867,857       3.2%
                                                      --------------      ----
SWITZERLAND -- (5.9%)
    Holcim, Ltd...........................    208,137     14,204,567       0.2%
    Nestle SA.............................    587,284     37,285,622       0.6%
   #Novartis AG ADR.......................    737,597     44,595,115       0.7%
    Roche Holding AG Genusschein..........     82,873     15,963,429       0.3%
    Swiss Re, Ltd.........................    321,123     22,220,864       0.3%
    UBS AG................................  1,749,489     26,248,623       0.4%
    Zurich Insurance Group AG.............    133,176     32,830,510       0.5%
    Other Securities......................               233,502,910       3.6%
                                                      --------------      ----
TOTAL SWITZERLAND.........................               426,851,640       6.6%
                                                      --------------      ----
UNITED KINGDOM -- (18.7%)
    Anglo American P.L.C..................    582,539     17,950,640       0.3%
   #AstraZeneca P.L.C. Sponsored ADR......    424,722     19,707,101       0.3%
    Barclays P.L.C. Sponsored ADR.........  1,811,137     26,804,828       0.4%
    BG Group P.L.C........................    933,234     17,327,384       0.3%
   #BHP Billiton P.L.C. ADR...............    247,566     15,839,273       0.3%
    BP P.L.C. Sponsored ADR...............  1,479,807     63,468,922       1.0%
   #HSBC Holdings P.L.C. Sponsored ADR....  1,761,750     86,959,980       1.3%
   *Lloyds Banking Group P.L.C............ 23,313,762     15,352,299       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #Prudential P.L.C. ADR....................................................     651,676 $   17,908,056        0.3%
   #Rio Tinto P.L.C. Sponsored ADR...........................................     307,543     15,370,999        0.2%
   #Royal Dutch Shell P.L.C. ADR.............................................   1,426,690    100,767,115        1.6%
    SABmiller P.L.C..........................................................     323,061     13,865,258        0.2%
    Standard Chartered P.L.C.................................................   1,125,564     26,649,679        0.4%
    Tesco P.L.C..............................................................   3,732,880     19,315,686        0.3%
    Vodafone Group P.L.C. Sponsored ADR......................................   2,412,945     65,680,363        1.0%
    Other Securities.........................................................                829,016,053       12.8%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................              1,351,983,636       20.9%
                                                                                          --------------      -----
UNITED STATES -- (0.0%)
    Other Securities.........................................................                    506,366        0.0%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              6,455,111,910       99.6%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  3,716,814        0.1%
                                                                                          --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities.........................................................                      1,214        0.0%
                                                                                          --------------      -----
TOTAL PREFERRED STOCKS.......................................................                  3,718,028        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                    323,953        0.0%
                                                                                          --------------      -----
BELGIUM -- (0.0%)
    Other Securities.........................................................                        704        0.0%
                                                                                          --------------      -----
CANADA -- (0.0%)
    Other Securities.........................................................                        603        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                    283,649        0.0%
                                                                                          --------------      -----
ITALY -- (0.0%)
    Other Securities.........................................................                      3,518        0.0%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
    Other Securities.........................................................                     26,839        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                    639,266        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund...........................................  66,119,274    765,000,000       11.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $7,529,026) to be repurchased at $7,381,470............................. $     7,381      7,381,398        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                772,381,398       11.9%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,513,353,611)......................................................             $7,231,850,602      111.6%
                                                                                          ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
    Australia................. $   24,824,894 $  424,753,578   --    $  449,578,472
    Austria...................         54,726     32,336,876   --        32,391,602
    Belgium...................      9,754,099     56,243,865   --        65,997,964
    Canada....................    714,070,628        204,992   --       714,275,620
    China.....................         70,633         77,326   --           147,959
    Denmark...................      4,096,211     59,831,971   --        63,928,182
    Finland...................      2,272,148     89,886,921   --        92,159,069
    France....................     79,612,438    401,720,616   --       481,333,054
    Germany...................     62,450,948    322,688,943   --       385,139,891
    Greece....................      1,824,911     19,888,100   --        21,713,011
    Hong Kong.................        120,183    170,629,251   --       170,749,434
    Ireland...................     10,484,484     26,084,263   --        36,568,747
    Israel....................     10,688,742     27,504,015   --        38,192,757
    Italy.....................     15,876,853    128,882,626   --       144,759,479
    Japan.....................     78,891,497  1,145,888,077   --     1,224,779,574
    Netherlands...............     30,237,911    139,270,657   --       169,508,568
    New Zealand...............        144,091     18,220,570   --        18,364,661
    Norway....................      9,264,269     70,171,776   --        79,436,045
    Portugal..................        196,831     20,563,156   --        20,759,987
    Singapore.................             --    117,743,734   --       117,743,734
    Spain.....................     32,530,839    110,843,762   --       143,374,601
    Sweden....................      6,728,083    198,139,774   --       204,867,857
    Switzerland...............     72,598,940    354,252,700   --       426,851,640
    United Kingdom............    494,390,977    857,592,659   --     1,351,983,636
    United States.............        506,366             --   --           506,366
Preferred Stocks
    Germany...................             --      3,716,814   --         3,716,814
    United Kingdom............             --          1,214   --             1,214
Rights/Warrants
    Australia.................             --        323,953   --           323,953
    Belgium...................             --            704   --               704
    Canada....................             24            579   --               603
    Hong Kong.................             --        283,649   --           283,649
    Italy.....................             --          3,518   --             3,518
    Singapore.................             --         26,839   --            26,839
Securities Lending Collateral.             --    772,381,398   --       772,381,398
                               -------------- --------------   --    --------------
TOTAL......................... $1,661,691,726 $5,570,158,876   --    $7,231,850,602
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                   Value+
                                                               --------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company............................. $2,138,832,833
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.........................  1,433,515,437
   Investment in The Japanese Small Company Series of The
     DFA Investment Trust Company.............................  1,392,642,047
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.........................    765,581,971
   Investment in The Canadian Small Company Series of The
     DFA Investment Trust Company.............................    689,084,996
                                                               --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,321,775,249)................................  6,419,657,284
                                                               --------------
       TOTAL INVESTMENTS--(100.0%) (Cost $6,321,775,249)...... $6,419,657,284
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,419,657,284   --      --    $6,419,657,284
                                  --------------   --      --    --------------
TOTAL............................ $6,419,657,284   --      --    $6,419,657,284
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2012

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Japanese Small Company Series of The
      DFA Investment Trust Company............................ $294,087,384
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $363,670,987)................................. $294,087,384
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company........................ $238,281,823
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $225,784,642)................................. $238,281,823
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company......................................... $31,322,321
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,146,735)............................................ $31,322,321
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $106,352,698
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $108,971,167).......................................... $106,352,698
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (91.3%)
 AUSTRALIA -- (24.5%)
     CFS Retail Property Trust Group... 10,743,924 $ 21,769,204       1.4%
    #Commonwealth Property Office Fund. 12,593,964   14,099,725       0.9%
     Dexus Property Group.............. 25,577,769   26,105,656       1.7%
     Goodman Group.....................  8,720,577   40,033,772       2.6%
     GPT Group.........................  9,010,486   33,274,608       2.2%
     Investa Office Fund...............  3,287,999   10,135,818       0.7%
     Stockland Trust Group............. 11,954,193   42,891,997       2.8%
     Westfield Group................... 12,039,316  133,084,688       8.7%
     Westfield Retail Trust............ 15,744,367   50,556,567       3.3%
     Other Securities..................              37,139,928       2.4%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             409,091,963      26.7%
                                                   ------------      ----
 BELGIUM -- (1.2%)
     Cofinimmo SA......................     78,243    8,895,299       0.6%
     Other Securities..................              11,918,425       0.8%
                                                   ------------      ----
 TOTAL BELGIUM.........................              20,813,724       1.4%
                                                   ------------      ----
 CANADA -- (7.2%)
    #Boardwalk REIT....................    129,784    8,351,657       0.5%
    #Calloway REIT.....................    296,195    8,585,577       0.6%
    #Canadian REIT.....................    191,445    7,981,747       0.5%
    #Cominar REIT......................    332,264    7,934,414       0.5%
    #Dundee REIT.......................    260,863    9,572,595       0.6%
    #H&R REIT..........................    633,619   15,308,362       1.0%
    #RioCan REIT.......................    826,910   22,553,220       1.5%
     Other Securities..................              39,624,002       2.6%
                                                   ------------      ----
 TOTAL CANADA..........................             119,911,574       7.8%
                                                   ------------      ----
 CHINA -- (0.1%)
     Other Securities..................               1,652,960       0.1%
                                                   ------------      ----
 FRANCE -- (10.9%)
     Fonciere des Regions SA...........    163,879   13,190,201       0.9%
     Gecina SA.........................    119,620   13,269,206       0.9%
    #ICADE SA..........................    121,792   10,961,372       0.7%
     Klepierre SA......................    601,899   22,326,321       1.4%
     Unibail-Rodamco SE................    472,896  106,512,511       6.9%
     Other Securities..................              15,122,081       1.0%
                                                   ------------      ----
 TOTAL FRANCE..........................             181,381,692      11.8%
                                                   ------------      ----
 GERMANY -- (0.3%)
     Other Securities..................               5,567,788       0.4%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities..................                 361,217       0.0%
                                                   ------------      ----
 HONG KONG -- (4.6%)
    #Link REIT (The)................... 12,861,583   63,830,861       4.2%
     Other Securities..................              12,141,084       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              75,971,945       5.0%
                                                   ------------      ----
 ISRAEL -- (0.0%)
     Other Securities..................                 757,218       0.1%
                                                   ------------      ----
 ITALY -- (0.2%)
     Other Securities..................               3,398,844       0.2%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
JAPAN -- (15.2%)
    Advance Residence Investment Corp..      6,285 $ 13,627,451       0.9%
   #Frontier Real Estate Investment
     Corp..............................      1,211   10,702,727       0.7%
    Japan Logistics Fund, Inc..........        813    7,428,117       0.5%
    Japan Prime Realty Investment
      Corp.............................      4,465   13,456,668       0.9%
    Japan Real Estate Investment Corp..      3,170   31,742,207       2.1%
    Japan Retail Fund Investment Corp..     10,863   19,804,181       1.3%
    MORI TRUST Sogo REIT, Inc..........        967    8,852,471       0.6%
    Nippon Accommodations Fund, Inc....      1,021    7,254,453       0.5%
   #Nippon Building Fund, Inc..........      3,534   37,966,559       2.5%
   #Nomura Real Estate Office Fund,
     Inc...............................      1,574    9,902,152       0.6%
   #ORIX JREIT, Inc....................      1,594    7,761,405       0.5%
   #United Urban Investment Corp.......     12,105   14,554,764       0.9%
    Other Securities...................              70,803,716       4.6%
                                                   ------------      ----
TOTAL JAPAN............................             253,856,871      16.6%
                                                   ------------      ----
MALAYSIA -- (0.3%)
    Other Securities...................               4,702,302       0.3%
                                                   ------------      ----
MEXICO -- (0.1%)
    Other Securities...................               1,768,355       0.1%
                                                   ------------      ----
NETHERLANDS -- (2.4%)
    Corio NV...........................    369,283   16,450,697       1.1%
   #Eurocommercial Properties NV.......    214,239    8,401,590       0.6%
    Other Securities...................              14,403,814       0.9%
                                                   ------------      ----
TOTAL NETHERLANDS......................              39,256,101       2.6%
                                                   ------------      ----
NEW ZEALAND -- (0.6%)
    Other Securities...................              10,717,769       0.7%
                                                   ------------      ----
SINGAPORE -- (8.1%)
    Ascendas REIT...................... 10,362,000   19,992,929       1.3%
   #CapitaCommercial Trust............. 10,793,000   13,847,973       0.9%
    CapitaMall Trust................... 12,717,300   21,881,382       1.4%
    CDL Hospitality Trusts.............  4,451,000    7,058,939       0.5%
    Suntec REIT........................ 10,956,000   14,390,048       0.9%
    Other Securities...................              57,469,214       3.8%
                                                   ------------      ----
TOTAL SINGAPORE........................             134,640,485       8.8%
                                                   ------------      ----
SOUTH AFRICA -- (1.3%)
    Other Securities...................              21,317,137       1.4%
                                                   ------------      ----
TAIWAN -- (0.6%)
    Other Securities...................               9,314,322       0.6%
                                                   ------------      ----
TURKEY -- (0.7%)
    Other Securities...................              10,969,854       0.7%
                                                   ------------      ----
UNITED KINGDOM -- (13.0%)
    British Land Co. P.L.C.............  4,755,450   40,619,859       2.6%
    Capital Shopping Centres Group
      P.L.C............................  3,132,277   16,860,712       1.1%
    Derwent London P.L.C...............    491,732   16,363,554       1.1%
    Great Portland Estates P.L.C.......  1,676,684   12,661,329       0.8%
    Hammerson P.L.C....................  3,924,681   29,928,470       1.9%
    Land Securities Group P.L.C........  4,331,787   56,292,926       3.7%
    Segro P.L.C........................  3,971,466   15,227,757       1.0%
    Shaftesbury P.L.C..................  1,317,725   11,669,264       0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Other Securities.........................................................             $   16,948,860        1.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                216,572,731       14.1%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,522,024,852       99.4%
                                                                                          --------------      -----

RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
    Other Securities.........................................................                         --        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund...........................................  12,445,981    144,000,000        9.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $226,983) to be repurchased at $222,534................................. $       223        222,532        0.0%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                144,222,532        9.4%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,504,164,154)                                                                   $1,666,247,384      108.8%
                                                                                          ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                               Level 1       Level 2     Level 3     Total
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  409,091,963   --    $  409,091,963
   Belgium..................           --     20,813,724   --        20,813,724
   Canada................... $119,911,574             --   --       119,911,574
   China....................           --      1,652,960   --         1,652,960
   France...................           --    181,381,692   --       181,381,692
   Germany..................           --      5,567,788   --         5,567,788
   Greece...................           --        361,217   --           361,217
   Hong Kong................           --     75,971,945   --        75,971,945
   Israel...................           --        757,218   --           757,218
   Italy....................           --      3,398,844   --         3,398,844
   Japan....................           --    253,856,871   --       253,856,871
   Malaysia.................           --      4,702,302   --         4,702,302
   Mexico...................    1,768,355             --   --         1,768,355
   Netherlands..............           --     39,256,101   --        39,256,101
   New Zealand..............           --     10,717,769   --        10,717,769
   Singapore................           --    134,640,485   --       134,640,485
   South Africa.............           --     21,317,137   --        21,317,137
   Taiwan...................           --      9,314,322   --         9,314,322
   Turkey...................           --     10,969,854   --        10,969,854
   United Kingdom...........           --    216,572,731   --       216,572,731
Rights/Warrants
   Netherlands..............           --             --   --                --
Securities Lending
  Collateral................           --    144,222,532   --       144,222,532
                             ------------ --------------   --    --------------
TOTAL....................... $121,679,929 $1,544,567,455   --    $1,666,247,384
                             ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                        Shares       Value+
                                                      ---------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc............ 30,118,595 $  777,963,309
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc......................................... 93,734,436    531,474,252
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $1,003,592,208)..........................             1,309,437,561
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $2,168,186)..............................  2,168,186      2,168,186
                                                                 --------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $1,005,760,394)..........................            $1,311,605,747
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,309,437,561   --      --    $1,309,437,561
Temporary Cash Investments.......      2,168,186   --      --         2,168,186
                                  --------------   --      --    --------------
TOTAL............................ $1,311,605,747   --      --    $1,311,605,747
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.8%)
 AUSTRALIA -- (6.0%)
     Beach Energy, Ltd................. 23,727,789 $ 33,888,804       0.4%
    #Primary Health Care, Ltd.......... 10,254,873   41,363,668       0.5%
     Other Securities..................             466,530,438       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             541,782,910       6.5%
                                                   ------------      ----
 AUSTRIA -- (0.6%)
     Other Securities..................              56,347,784       0.7%
                                                   ------------      ----
 BELGIUM -- (0.8%)
     Other Securities..................              72,506,984       0.9%
                                                   ------------      ----
 CANADA -- (10.1%)
     Aimia, Inc........................  2,476,260   37,091,214       0.4%
    *Canfor Corp.......................  2,464,506   35,138,489       0.4%
    *Celestica, Inc....................  4,577,603   33,229,158       0.4%
     Dorel Industries, Inc. Class B....    842,000   30,105,452       0.4%
     HudBay Minerals, Inc..............  4,193,216   38,919,762       0.5%
     Laurentian Bank of Canada.........    707,853   31,503,445       0.4%
    *Petrobank Energy & Resources, Ltd.  2,532,239   34,785,801       0.4%
    #RONA, Inc.........................  3,166,544   32,529,403       0.4%
     Sherritt International Corp.......  7,300,339   31,576,936       0.4%
     West Fraser Timber Co., Ltd.......    659,979   39,972,095       0.5%
     Other Securities..................             571,595,590       6.9%
                                                   ------------      ----
 TOTAL CANADA..........................             916,447,345      11.1%
                                                   ------------      ----
 CHINA -- (0.0%)
     Other Securities..................               1,206,022       0.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
     Other Securities..................              63,681,901       0.8%
                                                   ------------      ----
 FINLAND -- (2.3%)
     Huhtamaki Oyj.....................  1,928,287   32,602,927       0.4%
     Pohjola Bank P.L.C. Series A......  2,683,574   36,607,681       0.4%
     Other Securities..................             138,899,487       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             208,110,095       2.5%
                                                   ------------      ----
 FRANCE -- (3.2%)
   #*Air France-KLM....................  3,419,028   28,582,611       0.3%
     Other Securities..................             261,020,712       3.2%
                                                   ------------      ----
 TOTAL FRANCE..........................             289,603,323       3.5%
                                                   ------------      ----
 GERMANY -- (4.7%)
     Aurubis AG........................  1,045,010   66,156,167       0.8%
     Bilfinger SE......................    632,428   61,972,830       0.7%
    *TUI AG............................  3,349,736   31,432,430       0.4%
     Other Securities..................             261,661,479       3.2%
                                                   ------------      ----
 TOTAL GERMANY.........................             421,222,906       5.1%
                                                   ------------      ----
 GREECE -- (0.3%)
     Other Securities..................              25,879,481       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
     Other Securities..................             197,647,279       2.4%
                                                   ------------      ----
 IRELAND -- (0.3%)
     Other Securities..................              31,232,143       0.4%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                     ---------- -------------- ---------------
 ISRAEL -- (0.7%)
     Other Securities...............            $   60,934,821       0.7%
                                                --------------      ----
 ITALY -- (2.4%)
   #*Banca Popolare di Milano Scarl. 77,876,899     42,915,156       0.5%
    *Banco Popolare Scarl........... 21,502,306     34,312,780       0.4%
     Other Securities...............               141,814,742       1.7%
                                                --------------      ----
 TOTAL ITALY........................               219,042,678       2.6%
                                                --------------      ----
 JAPAN -- (21.9%)
   #*Kawasaki Kisen Kaisha, Ltd..... 23,941,194     30,346,936       0.4%
     Other Securities...............             1,952,345,297      23.6%
                                                --------------      ----
 TOTAL JAPAN........................             1,982,692,233      24.0%
                                                --------------      ----
 NETHERLANDS -- (1.6%)
     Other Securities...............               142,141,244       1.7%
                                                --------------      ----
 NEW ZEALAND -- (0.5%)
     Other Securities...............                48,105,315       0.6%
                                                --------------      ----
 NORWAY -- (0.9%)
     Other Securities...............                85,774,467       1.0%
                                                --------------      ----
 PORTUGAL -- (0.3%)
     Other Securities...............                25,197,899       0.3%
                                                --------------      ----
 SINGAPORE -- (1.6%)
     Other Securities...............               145,005,915       1.8%
                                                --------------      ----
 SPAIN -- (1.4%)
     Other Securities...............               123,849,404       1.5%
                                                --------------      ----
 SWEDEN -- (3.2%)
    #Holmen AB Series B.............  1,366,890     40,281,534       0.5%
    #SSAB AB Series A...............  4,143,538     29,683,346       0.4%
     Trelleborg AB Series B.........  6,786,568     73,951,693       0.9%
     Other Securities...............               143,316,503       1.7%
                                                --------------      ----
 TOTAL SWEDEN.......................               287,233,076       3.5%
                                                --------------      ----
 SWITZERLAND -- (4.5%)
     Clariant AG....................  3,169,797     33,967,506       0.4%
     Helvetia Holding AG............    120,995     42,486,842       0.5%
     Swiss Life Holding AG..........    359,888     45,449,220       0.6%
     Other Securities...............               281,835,343       3.4%
                                                --------------      ----
 TOTAL SWITZERLAND..................               403,738,911       4.9%
                                                --------------      ----
 UNITED KINGDOM -- (20.6%)
     Amlin P.L.C.................... 11,024,189     66,456,858       0.8%
     Ashtead Group P.L.C............ 11,493,515     69,436,081       0.8%
    *Barratt Developments P.L.C..... 23,445,340     71,872,107       0.9%
     Beazley P.L.C.................. 12,444,027     35,581,616       0.4%
     Bellway P.L.C..................  3,448,205     56,365,789       0.7%
     Bodycote P.L.C.................  5,217,256     31,855,295       0.4%
     Bovis Homes Group P.L.C........  3,849,825     31,868,846       0.4%
     Catlin Group, Ltd..............  9,072,341     69,139,681       0.8%
     Cookson Group P.L.C............  5,906,182     55,795,091       0.7%
     DS Smith P.L.C................. 15,587,156     53,814,171       0.6%
     easyJet P.L.C..................  4,026,670     40,693,610       0.5%
     Greene King P.L.C..............  4,908,532     47,094,844       0.6%
     Hiscox, Ltd.................... 10,790,586     83,204,571       1.0%
    #Home Retail Group P.L.C........ 17,301,308     31,941,500       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C........................................................   8,776,728 $   57,079,395        0.7%
    Meggitt P.L.C.........................................................   5,167,155     32,228,095        0.4%
    Millennium & Copthorne Hotels P.L.C...................................   4,813,561     39,060,619        0.5%
   *Mitchells & Butlers P.L.C.............................................   5,754,583     30,449,225        0.4%
    Mondi P.L.C...........................................................   7,958,099     87,726,124        1.1%
    Persimmon P.L.C.......................................................   7,739,467     99,583,151        1.2%
    Taylor Wimpey P.L.C...................................................  75,991,308     75,107,713        0.9%
   *Travis Perkins P.L.C..................................................   5,306,411     92,729,589        1.1%
    TUI Travel P.L.C......................................................   7,207,549     29,243,367        0.3%
    Other Securities......................................................                571,968,649        6.9%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,860,295,987       22.5%
                                                                                       --------------      -----
UNITED STATES -- (0.0%)
    Other Securities......................................................                     54,586        0.0%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              8,209,734,709       99.3%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                        144        0.0%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    Other Securities......................................................                      4,064        0.0%
                                                                                       --------------      -----
CANADA -- (0.0%)
    Other Securities......................................................                     11,269        0.0%
                                                                                       --------------      -----
SWITZERLAND -- (0.0%)
    Other Securities......................................................                      1,358        0.0%
                                                                                       --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                         --        0.0%
                                                                                       --------------      -----
TOTAL RIGHTS/WARRANTS.....................................................                     16,691        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund........................................  71,305,099    825,000,000       10.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $4,362,140) to be repurchased at $4,276,650....................... $     4,277      4,276,608        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                829,276,608       10.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,743,525,659)..................................................             $9,039,028,152      109.3%
                                                                                       ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia.................           -- $  541,782,910   --    $  541,782,910
    Austria...................           --     56,347,784   --        56,347,784
    Belgium...................           --     72,506,984   --        72,506,984
    Canada.................... $913,493,326      2,954,019   --       916,447,345
    China.....................    1,179,614         26,408   --         1,206,022
    Denmark...................           --     63,681,901   --        63,681,901
    Finland...................           --    208,110,095   --       208,110,095
    France....................           --    289,603,323   --       289,603,323
    Germany...................           --    421,222,906   --       421,222,906
    Greece....................           --     25,879,481   --        25,879,481
    Hong Kong.................           --    197,647,279   --       197,647,279
    Ireland...................           --     31,232,143   --        31,232,143
    Israel....................           --     60,934,821   --        60,934,821
    Italy.....................           --    219,042,678   --       219,042,678
    Japan.....................           --  1,982,692,233   --     1,982,692,233
    Netherlands...............           --    142,141,244   --       142,141,244
    New Zealand...............           --     48,105,315   --        48,105,315
    Norway....................           --     85,774,467   --        85,774,467
    Portugal..................           --     25,197,899   --        25,197,899
    Singapore.................           --    145,005,915   --       145,005,915
    Spain.....................           --    123,849,404   --       123,849,404
    Sweden....................           --    287,233,076   --       287,233,076
    Switzerland...............           --    403,738,911   --       403,738,911
    United Kingdom............           --  1,860,295,987   --     1,860,295,987
    United States.............       54,586             --   --            54,586
Preferred Stocks
    United Kingdom............           --            144   --               144
Rights/Warrants
    Belgium...................           --          4,064   --             4,064
    Canada....................       11,269             --   --            11,269
    Switzerland...............           --          1,358   --             1,358
    United Kingdom............           --             --   --                --
Securities Lending Collateral.           --    829,276,608   --       829,276,608
                               ------------ --------------   --    --------------
TOTAL......................... $914,738,795 $8,124,289,357   --    $9,039,028,152
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------- ----------- ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.0%)
   #National Australia Bank, Ltd...........  74,261 $ 1,984,617       0.4%
    Origin Energy, Ltd.....................  95,401   1,122,983       0.2%
    Santos, Ltd............................  83,616     996,972       0.2%
    Suncorp Group, Ltd..................... 115,486   1,124,902       0.2%
    Other Securities.......................          32,237,270       5.7%
                                                    -----------      ----
TOTAL AUSTRALIA............................          37,466,744       6.7%
                                                    -----------      ----
AUSTRIA -- (0.5%)
    Other Securities.......................           3,337,563       0.6%
                                                    -----------      ----
BELGIUM -- (1.0%)
    Ageas..................................  44,668   1,138,805       0.2%
    Other Securities.......................           4,967,517       0.9%
                                                    -----------      ----
TOTAL BELGIUM..............................           6,106,322       1.1%
                                                    -----------      ----
CANADA -- (9.7%)
    Suncor Energy, Inc.....................  36,072   1,210,647       0.2%
   #Toronto Dominion Bank..................  21,129   1,718,457       0.3%
   #Yamana Gold, Inc.......................  58,105   1,173,445       0.2%
    Other Securities.......................          56,113,132      10.0%
                                                    -----------      ----
TOTAL CANADA...............................          60,215,681      10.7%
                                                    -----------      ----
CHINA -- (0.0%)
    Other Securities.......................               9,445       0.0%
                                                    -----------      ----
DENMARK -- (1.0%)
    Other Securities.......................           6,326,334       1.1%
                                                    -----------      ----
FINLAND -- (1.6%)
    Other Securities.......................           9,612,354       1.7%
                                                    -----------      ----
FRANCE -- (5.8%)
    BNP Paribas SA.........................  27,532   1,397,432       0.3%
    Cie de Saint-Gobain SA.................  29,285   1,031,567       0.2%
    Cie Generale des Etablissements
      Michelin SA Series B.................  15,059   1,298,153       0.2%
    Lafarge SA.............................  19,443   1,139,926       0.2%
    Sanofi SA..............................  19,474   1,710,343       0.3%
   *Societe Generale SA....................  59,410   1,894,701       0.3%
    Vivendi SA.............................  53,400   1,094,244       0.2%
    Other Securities.......................          26,420,563       4.7%
                                                    -----------      ----
TOTAL FRANCE...............................          35,986,929       6.4%
                                                    -----------      ----
GERMANY -- (5.0%)
    Allianz SE.............................  10,175   1,263,987       0.2%
    Daimler AG.............................  25,279   1,184,185       0.2%
    Deutsche Bank AG.......................  29,192   1,334,366       0.3%
    E.ON AG................................  43,404     988,091       0.2%
    Other Securities.......................          25,926,059       4.6%
                                                    -----------      ----
TOTAL GERMANY..............................          30,696,688       5.5%
                                                    -----------      ----
GREECE -- (0.4%)
    Other Securities.......................           2,732,129       0.5%
                                                    -----------      ----
HONG KONG -- (2.3%)
    Other Securities.......................          14,445,977       2.6%
                                                    -----------      ----

International Vector Equity Portfolio
continued

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771 $  1,114,729       0.2%
    Other Securities......................            3,376,092       0.6%
                                                   ------------      ----
TOTAL IRELAND.............................            4,490,821       0.8%
                                                   ------------      ----
ISRAEL -- (0.5%)
    Other Securities......................            3,233,372       0.6%
                                                   ------------      ----
ITALY -- (2.3%)
    Other Securities......................           14,048,924       2.5%
                                                   ------------      ----
JAPAN -- (18.2%)
    Mitsubishi UFJ Financial Group, Inc... 282,300    1,277,116       0.2%
    Sumitomo Mitsui Financial Group, Inc..  33,941    1,037,135       0.2%
    Other Securities......................          110,841,534      19.8%
                                                   ------------      ----
TOTAL JAPAN...............................          113,155,785      20.2%
                                                   ------------      ----
NETHERLANDS -- (2.3%)
    Akzo Nobel NV.........................  23,201    1,262,780       0.2%
    Philips Electronics NV ADR............  42,109    1,056,094       0.2%
    Other Securities......................           11,792,538       2.1%
                                                   ------------      ----
TOTAL NETHERLANDS.........................           14,111,412       2.5%
                                                   ------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................            1,976,473       0.3%
                                                   ------------      ----
NORWAY -- (1.2%)
    Other Securities......................            7,415,222       1.3%
                                                   ------------      ----
PORTUGAL -- (0.4%)
    Other Securities......................            2,368,245       0.4%
                                                   ------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................           10,014,737       1.8%
                                                   ------------      ----
SPAIN -- (1.8%)
    Banco Santander SA.................... 219,822    1,655,078       0.3%
    Other Securities......................            9,313,492       1.6%
                                                   ------------      ----
TOTAL SPAIN...............................           10,968,570       1.9%
                                                   ------------      ----
SWEDEN -- (3.0%)
    Skandinaviska Enskilda Banken AB
      Series A............................ 137,821    1,143,610       0.2%
    Svenska Cellulosa AB Series B.........  56,655    1,104,558       0.2%
    Other Securities......................           16,083,002       2.9%
                                                   ------------      ----
TOTAL SWEDEN..............................           18,331,170       3.3%
                                                   ------------      ----
SWITZERLAND -- (5.9%)
    Credit Suisse Group AG................  76,065    1,768,919       0.3%
    Holcim, Ltd...........................  24,022    1,639,411       0.3%
    Nestle SA.............................  29,483    1,871,824       0.3%
    Novartis AG ADR.......................  25,578    1,546,446       0.3%
    Swiss Re, Ltd.........................  35,621    2,464,879       0.4%
    Zurich Insurance Group AG.............  14,816    3,652,436       0.7%
    Other Securities......................           23,312,139       4.2%
                                                   ------------      ----
TOTAL SWITZERLAND.........................           36,256,054       6.5%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C..................  60,914    1,877,034       0.4%
    Aviva P.L.C........................... 209,754    1,123,324       0.2%
    BP P.L.C. Sponsored ADR...............  80,492    3,452,302       0.6%
   #HSBC Holdings P.L.C. Sponsored ADR.... 102,908    5,079,539       0.9%

International Vector Equity Portfolio
continued

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C...................   232,192 $  1,087,134       0.2%
     Legal & General Group P.L.C........   594,171    1,288,008       0.2%
    *Lloyds Banking Group P.L.C......... 1,911,509    1,258,744       0.2%
     Old Mutual P.L.C...................   465,474    1,295,638       0.2%
     Persimmon P.L.C....................    79,548    1,023,538       0.2%
     Rexam P.L.C........................   142,831    1,031,333       0.2%
     Royal Dutch Shell P.L.C. ADR.......    88,550    6,254,286       1.1%
     RSA Insurance Group P.L.C..........   685,426    1,244,158       0.2%
     Standard Chartered P.L.C...........    70,024    1,657,940       0.3%
     Standard Life P.L.C................   253,612    1,197,519       0.2%
    *Travis Perkins P.L.C...............    58,572    1,023,546       0.2%
     Vodafone Group P.L.C. Sponsored
       ADR..............................   165,738    4,511,388       0.8%
     Xstrata P.L.C......................    77,287    1,224,342       0.2%
     Other Securities...................             79,334,974      14.2%
                                                   ------------      ----
 TOTAL UNITED KINGDOM...................            114,964,747      20.5%
                                                   ------------      ----
 UNITED STATES -- (0.0%)
     Other Securities...................                106,770       0.0%
                                                   ------------      ----
 TOTAL COMMON STOCKS....................            558,378,468      99.5%
                                                   ------------      ----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
     Other Securities...................                134,707       0.0%
                                                   ------------      ----
 UNITED KINGDOM -- (0.0%)
     Other Securities...................                    194       0.0%
                                                   ------------      ----
 TOTAL PREFERRED STOCKS.................                134,901       0.0%
                                                   ------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
     Other Securities...................                  9,318       0.0%
                                                   ------------      ----
 BELGIUM -- (0.0%)
     Other Securities...................                     55       0.0%
                                                   ------------      ----
 CANADA -- (0.0%)
     Other Securities...................                    429       0.0%
                                                   ------------      ----
 HONG KONG -- (0.0%)
     Other Securities...................                 35,355       0.0%
                                                   ------------      ----
 SINGAPORE -- (0.0%)
     Other Securities...................                     79       0.0%
                                                   ------------      ----
 SPAIN -- (0.0%)
     Other Securities...................                      2       0.0%
                                                   ------------      ----
 TOTAL RIGHTS/WARRANTS..................                 45,238       0.0%
                                                   ------------      ----

International Vector Equity Portfolio
continued

                                         Shares/
                                          Face
                                         Amount                   Percentage
                                          (000)       Value+    of Net Assets**
                                        ---------- ------------ ---------------
 SECURITIES LENDING
    COLLATERAL -- (10.0%)
 (S)@DFA Short Term Investment Fund....  5,272,256 $ 61,000,000       10.9%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA
      4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $641,192) to
      be repurchased at $628,626....... $      629      628,620        0.1%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL...              61,628,620       11.0%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
     (Cost $570,633,453)...............            $620,187,227      110.5%
                                                   ============      =====

International Vector Equity Portfolio
continued

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
 Common Stocks
     Australia.................. $    977,867 $ 36,488,877   --    $ 37,466,744
     Austria....................           --    3,337,563   --       3,337,563
     Belgium....................      607,575    5,498,747   --       6,106,322
     Canada.....................   60,168,932       46,749   --      60,215,681
     China......................        9,445           --   --           9,445
     Denmark....................           --    6,326,334   --       6,326,334
     Finland....................           --    9,612,354   --       9,612,354
     France.....................    1,756,577   34,230,352   --      35,986,929
     Germany....................    2,705,981   27,990,707   --      30,696,688
     Greece.....................       70,609    2,661,520   --       2,732,129
     Hong Kong..................       13,609   14,432,368   --      14,445,977
     Ireland....................    1,229,633    3,261,188   --       4,490,821
     Israel.....................      650,715    2,582,657   --       3,233,372
     Italy......................      888,414   13,160,510   --      14,048,924
     Japan......................    2,560,476  110,595,309   --     113,155,785
     Netherlands................    2,657,512   11,453,900   --      14,111,412
     New Zealand................        6,348    1,970,125   --       1,976,473
     Norway.....................      429,266    6,985,956   --       7,415,222
     Portugal...................           --    2,368,245   --       2,368,245
     Singapore..................           --   10,014,737   --      10,014,737
     Spain......................      938,456   10,030,114   --      10,968,570
     Sweden.....................        8,001   18,323,169   --      18,331,170
     Switzerland................    2,574,386   33,681,668   --      36,256,054
     United Kingdom.............   23,297,193   91,667,554   --     114,964,747
     United States..............      106,770           --   --         106,770
 Preferred Stocks
     Germany....................           --      134,707   --         134,707
     United Kingdom.............           --          194   --             194
 Rights/Warrants
     Australia..................           --        9,318   --           9,318
     Belgium....................           --           55   --              55
     Canada.....................           --          429   --             429
     Hong Kong..................           --       35,355   --          35,355
     Singapore..................           --           79   --              79
     Spain......................           --            2   --               2
 Securities Lending Collateral..           --   61,628,620   --      61,628,620
                                 ------------ ------------   --    ------------
 TOTAL.......................... $101,657,765 $518,529,462   --    $620,187,227
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The DFA International Value Series of The
   DFA Investment Trust Company............................         $38,734,717
 Investment in Dimensional Emerging Markets Value Fund.....          13,726,335
 Investment in DFA International Small Cap Value Portfolio
   of DFA Investment Dimensions Group Inc.................. 310,246   4,703,329
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...
       (Cost $55,252,245)..................................          57,164,381
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $55,252,245)........         $57,164,381
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investment in Securities (Market Value)
                                        ---------------------------------------
                                          Level 1   Level 2 Level 3    Total
                                        ----------- ------- ------- -----------
Affiliated Investment Companies........ $57,164,381   --      --    $57,164,381
                                        -----------   --      --    -----------
TOTAL.................................. $57,164,381   --      --    $57,164,381
                                        ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value+
                                                          --------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc....................... 1,192,388 $14,296,732
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc................... 1,281,391  12,942,049
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc................   344,969   6,554,411
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.
       (Cost $31,236,380)................................            33,793,192
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $31,236,380)......           $33,793,192
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investment in Securities (Market Value)
                                    ------------------------------------------
                                      Level 1     Level 2  Level 3    Total
                                    -----------  --------  ------- -----------
Affiliated Investment Companies.... $33,793,192        --    --    $33,793,192
Futures Contracts**................     (16,806)       --    --        (16,806)
Forward Currency Contracts**.......          --  $(93,551)   --        (93,551)
                                    -----------  --------    --    -----------
TOTAL.............................. $33,776,386  $(93,551)   --    $33,682,835
                                    ===========  ========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                          EMERGING MARKETS PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA
   Investment Trust Company                                      $2,798,256,019
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,809,909,754).................................... $2,798,256,019
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company                                      $2,908,908,848
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $2,600,422,931).................................... $2,908,908,848
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                    Value+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $16,695,104,614
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $16,996,486,055)................................... $16,695,104,614
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                       Shares       Value++     of Net Assets**
                                     ----------- -------------- ---------------
COMMON STOCKS -- (86.6%)
BRAZIL -- (7.0%)
    BM&F Bovespa SA.................   5,809,489 $   37,184,391       0.4%
   #BRF - Brasil Foods SA ADR.......   1,233,685     22,601,109       0.3%
    Petroleo Brasileiro SA ADR......   2,638,489     55,962,352       0.7%
   #Vale SA Sponsored ADR...........   2,488,228     45,584,337       0.5%
    Other Securities................                490,376,075       5.7%
                                                 --------------      ----
TOTAL BRAZIL........................                651,708,264       7.6%
                                                 --------------      ----
CHILE -- (1.6%)
    Other Securities................                151,612,738       1.8%
                                                 --------------      ----
CHINA -- (14.5%)
   #Bank of China, Ltd. Series H.... 121,384,702     49,729,165       0.6%
    China Construction Bank Corp.
      Series H...................... 118,060,302     88,657,365       1.0%
    China Mobile, Ltd. Sponsored
      ADR...........................   1,358,381     75,240,724       0.9%
   #China Overseas Land &
     Investment, Ltd................   7,618,033     19,933,917       0.2%
   #CNOOC, Ltd. ADR.................     148,376     30,498,687       0.4%
    Industrial & Commercial Bank
      of China, Ltd. Series H....... 106,553,725     70,165,553       0.8%
    PetroChina Co., Ltd. ADR........     229,733     31,188,552       0.4%
    Tencent Holdings, Ltd...........     891,100     31,412,605       0.4%
    Other Securities................                949,222,141      11.0%
                                                 --------------      ----
TOTAL CHINA.........................              1,346,048,709      15.7%
                                                 --------------      ----
COLOMBIA -- (0.4%)
    Other Securities................                 36,008,094       0.4%
                                                 --------------      ----
CZECH REPUBLIC -- (0.3%)
    Other Securities................                 30,187,968       0.4%
                                                 --------------      ----
EGYPT -- (0.1%)
    Other Securities................                  8,998,903       0.1%
                                                 --------------      ----
HONG KONG -- (0.0%)
    Other Securities................                    192,006       0.0%
                                                 --------------      ----
HUNGARY -- (0.3%)
    Other Securities................                 29,660,270       0.3%
                                                 --------------      ----
INDIA -- (7.2%)
    HDFC Bank, Ltd..................   2,006,196     23,457,072       0.3%
    ICICI Bank, Ltd. Sponsored ADR..     621,658     24,400,076       0.3%
    Reliance Industries, Ltd........   2,392,101     35,670,774       0.4%
    Other Securities................                583,933,535       6.8%
                                                 --------------      ----
TOTAL INDIA.........................                667,461,457       7.8%
                                                 --------------      ----
INDONESIA -- (3.2%)
    PT Astra International Tbk......  24,525,000     20,471,402       0.2%
    Other Securities................                280,675,429       3.3%
                                                 --------------      ----
TOTAL INDONESIA.....................                301,146,831       3.5%
                                                 --------------      ----
ISRAEL -- (0.0%)
    Other Securities................                    173,082       0.0%
                                                 --------------      ----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Berhad......   9,582,014     23,947,028       0.3%
    Malayan Banking Berhad..........   7,173,412     21,220,701       0.2%
    Other Securities................                302,491,132       3.5%
                                                 --------------      ----
TOTAL MALAYSIA......................                347,658,861       4.0%
                                                 --------------      ----
emerging Markets Core Equity Portfolio
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                      ---------- -------------- ---------------
 MEXICO -- (4.8%)
     America Movil S.A.B. de C.V.
       Series L ADR..................  2,014,399 $   50,944,151       0.6%
    *Cemex S.A.B. de C.V. Sponsored
      ADR............................  4,063,800     36,736,750       0.4%
     Fomento Economico Mexicano
       S.A.B. de C.V. Sponsored ADR..    389,063     35,252,998       0.4%
     Grupo Financiero Banorte
       S.A.B. de C.V. Series O.......  5,703,705     31,711,450       0.4%
     Grupo Mexico S.A.B. de C.V.
       Series B......................  8,798,279     28,207,710       0.3%
     Grupo Televisa S.A.B.
       Sponsored ADR.................  1,088,606     24,602,496       0.3%
     Other Securities................               240,076,862       2.8%
                                                 --------------      ----
 TOTAL MEXICO........................               447,532,417       5.2%
                                                 --------------      ----
 PERU -- (0.2%)
     Other Securities................                19,890,435       0.2%
                                                 --------------      ----
 PHILIPPINES -- (1.4%)
     Other Securities................               130,096,026       1.5%
                                                 --------------      ----
 POLAND -- (1.4%)
     Other Securities................               129,480,253       1.5%
                                                 --------------      ----
 RUSSIA -- (3.0%)
     Gazprom OAO Sponsored ADR.......  9,932,249     91,227,647       1.1%
     Lukoil OAO Sponsored ADR........    897,216     54,450,535       0.6%
    *Sberbank of Russia Sponsored
      ADR............................  2,442,782     28,887,006       0.3%
     Other Securities................               102,212,726       1.2%
                                                 --------------      ----
 TOTAL RUSSIA........................               276,777,914       3.2%
                                                 --------------      ----
 SOUTH AFRICA -- (7.3%)
     AngloGold Ashanti, Ltd.
       Sponsored ADR.................    761,501     25,875,804       0.3%
    #Gold Fields, Ltd. Sponsored ADR.  2,326,039     29,098,748       0.3%
     Impala Platinum Holdings, Ltd...  1,417,592     25,549,952       0.3%
     MTN Group, Ltd..................  2,946,159     53,189,830       0.6%
     Naspers, Ltd. Series N..........    491,418     31,900,653       0.4%
     Sanlam, Ltd.....................  4,846,104     21,623,945       0.3%
    #Sasol, Ltd. Sponsored ADR.......    741,346     31,440,484       0.4%
     Standard Bank Group, Ltd........  2,134,913     26,362,364       0.3%
     Other Securities................               432,042,024       5.0%
                                                 --------------      ----
 TOTAL SOUTH AFRICA..................               677,083,804       7.9%
                                                 --------------      ----
 SOUTH KOREA -- (13.9%)
     Hana Financial Group, Inc.......    693,772     20,182,592       0.2%
     Hyundai Mobis...................     86,229     21,914,678       0.2%
     Hyundai Motor Co., Ltd..........    264,017     54,260,435       0.6%
    #LG Electronics, Inc.............    319,969     22,260,837       0.3%
    #POSCO ADR.......................    393,275     30,824,894       0.4%
     Samsung Electronics Co., Ltd....    143,153    171,788,982       2.0%
     Other Securities................               968,798,669      11.3%
                                                 --------------      ----
 TOTAL SOUTH KOREA...................             1,290,031,087      15.0%
                                                 --------------      ----
 TAIWAN -- (11.4%)
    #Hon Hai Precision Industry
      Co., Ltd....................... 15,725,476     47,680,234       0.6%
    #Taiwan Semiconductor
      Manufacturing Co., Ltd......... 27,191,652     82,854,588       1.0%
     Other Securities................               930,982,338      10.8%
                                                 --------------      ----
 TOTAL TAIWAN........................             1,061,517,160      12.4%
                                                 --------------      ----
 THAILAND -- (2.8%)
     Other Securities................               260,928,990       3.0%
                                                 --------------      ----
 TURKEY -- (2.1%)
     Turkiye Garanti Bankasi A.S.....  4,218,550     20,156,073       0.2%

emerging Markets Core Equity Portfolio
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                        --------- -------------- ---------------
TURKEY -- (Continued)
    Other Securities...................           $  170,155,837       2.0%
                                                  --------------      ----
TOTAL TURKEY...........................              190,311,910       2.2%
                                                  --------------      ----
TOTAL COMMON STOCKS....................            8,054,507,179      93.7%
                                                  --------------      ----
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (4.9%)
    Banco Bradesco SA Sponsored ADR.... 4,634,517     72,576,536       0.8%
   #Cia de Bebidas das Americas SA ADR.   698,422     28,488,633       0.3%
   #Gerdau SA Sponsored ADR............ 2,629,491     23,113,226       0.3%
    Itau Unibanco Holding SA ADR....... 4,273,839     62,312,573       0.7%
   #Petroleo Brasileiro SA ADR......... 3,574,085     73,375,965       0.9%
   #Vale SA Sponsored ADR.............. 3,021,868     53,759,032       0.6%
    Other Securities...................              141,370,189       1.7%
                                                  --------------      ----
TOTAL BRAZIL...........................              454,996,154       5.3%
                                                  --------------      ----
CHILE -- (0.1%)
    Other Securities...................                7,796,135       0.1%
                                                  --------------      ----
COLOMBIA -- (0.0%)
    Other Securities...................                  150,000       0.0%
                                                  --------------      ----
INDIA -- (0.0%)
    Other Securities...................                    6,792       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   81,155       0.0%
                                                  --------------      ----
TOTAL PREFERRED STOCKS.................              463,030,236       5.4%
                                                  --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities...................                    9,695       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   12,644       0.0%
                                                  --------------      ----
POLAND -- (0.0%)
    Other Securities...................                   11,636       0.0%
                                                  --------------      ----
SOUTH AFRICA -- (0.0%)
    Other Securities...................                  228,473       0.0%
                                                  --------------      ----
SOUTH KOREA -- (0.0%)
    Other Securities...................                   17,083       0.0%
                                                  --------------      ----
TAIWAN -- (0.0%)
    Other Securities...................                    1,938       0.0%
                                                  --------------      ----
THAILAND -- (0.0%)
    Other Securities...................                       --       0.0%
                                                  --------------      ----
TOTAL RIGHTS/WARRANTS..................                  281,469       0.0%
                                                  --------------      ----

emerging Markets Core Equity Portfolio
CONTINUED

                                                                                Shares/
                                                                                 Face
                                                                                Amount                     Percentage
                                                                                 (000)        Value+     of Net Assets**
                                                                              ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund...........................................  66,983,578    775,000,000        9.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $3,978,850) to be repurchased at $3,900,871............................. $     3,901      3,900,834        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                778,900,834        9.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,654,503,966).......................................................             $9,296,719,718      108.2%
                                                                                          ==============      =====

emerging Markets Core Equity Portfolio
CONTINUED


Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  651,708,264             --   --    $  651,708,264
   Chile......................    151,612,738             --   --       151,612,738
   China......................    206,214,906 $1,139,833,803   --     1,346,048,709
   Colombia...................     36,008,094             --   --        36,008,094
   Czech Republic.............             --     30,187,968   --        30,187,968
   Egypt......................             --      8,998,903   --         8,998,903
   Hong Kong..................             --        192,006   --           192,006
   Hungary....................        318,975     29,341,295   --        29,660,270
   India......................     51,966,834    615,494,623   --       667,461,457
   Indonesia..................     10,328,439    290,818,392   --       301,146,831
   Israel.....................             --        173,082   --           173,082
   Malaysia...................             --    347,658,861   --       347,658,861
   Mexico.....................    447,532,417             --   --       447,532,417
   Peru.......................     19,890,435             --   --        19,890,435
   Philippines................      2,433,199    127,662,827   --       130,096,026
   Poland.....................             --    129,480,253   --       129,480,253
   Russia.....................     10,736,011    266,041,903   --       276,777,914
   South Africa...............     98,211,850    578,871,954   --       677,083,804
   South Korea................     79,137,486  1,210,893,601   --     1,290,031,087
   Taiwan.....................     22,196,294  1,039,320,866   --     1,061,517,160
   Thailand...................    254,905,263      6,023,727   --       260,928,990
   Turkey.....................      4,166,040    186,145,870   --       190,311,910
Preferred Stocks
   Brazil.....................    454,877,865        118,289   --       454,996,154
   Chile......................      7,796,135             --   --         7,796,135
   Colombia...................        150,000             --   --           150,000
   India......................             --          6,792   --             6,792
   Malaysia...................             --         81,155   --            81,155
Rights/Warrants
   Brazil.....................             --          9,695   --             9,695
   Malaysia...................             --         12,644   --            12,644
   Poland.....................             --         11,636   --            11,636
   South Africa...............             --        228,473   --           228,473
   South Korea................             --         17,083   --            17,083
   Taiwan.....................             --          1,938   --             1,938
   Thailand...................             --             --   --                --
Securities Lending Collateral.             --    778,900,834   --       778,900,834
                               -------------- --------------   --    --------------
TOTAL......................... $2,510,191,245 $6,786,528,473   --    $9,296,719,718
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                    Enhanced         U.S.          U.S.          U.S.
                                                                   U.S. Large      Large Cap     Targeted      Small Cap
                                                                    Company          Value         Value         Value
                                                                   Portfolio       Portfolio     Portfolio     Portfolio
                                                                  ------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    8,335,907            --             --
Investments at Value (including $0, $0, $394,703 and $828,201
  of securities on loan, respectively)........................... $    186,659              --  $  3,044,804 $    7,067,605
Temporary Cash Investments at Value & Cost.......................        1,965              --         3,983         33,890
Collateral Received from Securities on Loan at Value & Cost......           --              --         1,068          2,252
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --       404,821        853,210
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --           5,202         2,342         12,227
   Dividends and Interest........................................        2,747              --         1,052          2,448
   Securities Lending Income.....................................           --              --           236            547
   Fund Shares Sold..............................................          254           7,384         4,759          5,626
Unrealized Gain on Forward Currency Contracts....................           96              --            --             --
Prepaid Expenses and Other Assets................................           19              48            26             34
                                                                  ------------  --------------  ------------ --------------
       Total Assets..............................................      191,740       8,348,541     3,463,091      7,977,839
                                                                  ------------  --------------  ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --       405,889        855,462
   Investment Securities/Affiliated Investment Company
     Purchased...................................................           --              --             9             --
   Fund Shares Redeemed..........................................          302          12,586         4,295         30,485
   Due to Advisor................................................           32           1,050           906          3,030
   Futures Margin Variation......................................          104              --            --             --
Unrealized Loss on Forward Currency Contracts....................        1,277              --            --             --
Accrued Expenses and Other Liabilities...........................           14             320           183            392
                                                                  ------------  --------------  ------------ --------------
       Total Liabilities.........................................        1,729          13,956       411,282        889,369
                                                                  ------------  --------------  ------------ --------------
NET ASSETS                                                        $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $49,423 and $0 and shares outstanding of 0; 0; 2,860,503 and 0,
  respectively...................................................          N/A             N/A  $      17.28            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Class R2 Shares -- based on net assets of $0; $0; $12,754 and $0
  and shares outstanding of 0; 0; 738,985 and 0, respectively....          N/A             N/A  $      17.26            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Institutional Class Shares -- based on net assets of $190,011;
  $8,334,585; $2,989,632 and $7,088,470 and shares outstanding of 20,460,029; 373,062,097; 173,043,943 and 266,765,952,
  respectively .                                                  $       9.29  $        22.34  $      17.28 $        26.57
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000   700,000,000  1,700,000,000
                                                                  ============  ==============  ============ ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    6,139,974  $         -- $           --
                                                                  ------------  --------------  ------------ --------------
Investments at Cost.............................................. $    184,521  $           --  $  2,614,960 $    6,281,667
                                                                  ============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    233,972  $    7,445,930  $  2,446,420 $    5,915,078
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        2,005          25,366         3,945             94
Accumulated Net Realized Gain (Loss).............................      (49,767)     (1,332,644)      171,600        387,360
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,163)             --            --             --
Net Unrealized Appreciation (Depreciation).......................        4,964       2,195,933       429,844        785,938
                                                                  ------------  --------------  ------------ --------------
NET ASSETS....................................................... $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                              U.S. Core      U.S. Core     U.S. Vector     U.S. Small
                                                              Equity 1       Equity 2        Equity           Cap
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                           --------------  -------------- -------------- --------------
ASSETS:
Investments at Value (including $705,101, $926,665,
  $277,107 and $921,441 of securities on loan,
  respectively)........................................... $    4,854,375  $    6,899,541 $    2,002,852 $    4,547,901
Temporary Cash Investments at Value & Cost................         18,707          25,908          5,428         12,913
Collateral Received from Securities on Loan at Value &
  Cost....................................................          1,905           2,835            750          2,494
Affiliated Collateral Received from Securities on Loan at
  Value & Cost............................................        721,729         948,671        284,246        944,851
Receivables:
   Investment Securities Sold.............................             73             755            356          3,538
   Dividends and Interest.................................          4,620           6,488          1,384          1,332
   Securities Lending Income..............................            258             435            171            844
   Fund Shares Sold.......................................          5,705          12,852          2,191          4,153
Prepaid Expenses and Other Assets.........................             43              47             20             28
                                                           --------------  -------------- -------------- --------------
   Total Assets...........................................      5,607,415       7,897,532      2,297,398      5,518,054
                                                           --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................        723,634         951,506        284,996        947,345
   Investment Securities Purchased........................          2,684           8,718             --              7
   Fund Shares Redeemed...................................          3,153          11,806          2,617          5,764
   Due to Advisor.........................................            698           1,165            507          1,341
Accrued Expenses and Other Liabilities....................            273             353            101            252
                                                           --------------  -------------- -------------- --------------
       Total Liabilities..................................        730,442         973,548        288,221        954,709
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $4,876,973; $6,923,984; $2,009,177 and $4,563,345 and
  shares outstanding of 402,557,165; 577,609,536;
  173,035,452 and 197,501,054, respectively............... $        12.11  $        11.99 $        11.61 $        23.11
                                                           ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED...............................  1,500,000,000   2,300,000,000  1,000,000,000  1,000,000,000
                                                           ==============  ============== ============== ==============
Investments at Cost....................................... $    4,104,482  $    5,906,074 $    1,759,633 $    3,896,619
                                                           ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................... $    4,130,950  $    5,861,057 $    1,760,585 $    3,689,965
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)                                 10,461          15,899          2,490          5,302
Accumulated Net Realized Gain (Loss)......................        (14,331)         53,561          2,883        216,796
Net Unrealized Appreciation (Depreciation)................        749,893         993,467        243,219        651,282
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                          U.S.            DFA          Large      International
                                                          Micro       Real Estate       Cap           Core
                                                           Cap        Securities   International     Equity
                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                      -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $447,110,
  $522,236, $247,662 and $719,802 of securities
  on loan, respectively)............................. $    3,428,040 $  3,703,787  $  2,043,279  $    6,459,469
Temporary Cash Investments at Value & Cost...........          9,729       26,648            --              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          1,215        1,412         1,322           7,381
Affiliated Collateral Received from Securities on
  Loan at Value & Cost                                       460,538      535,174       270,000         765,000
Foreign Currencies at Value..........................             --           --         2,840           5,292
Cash.................................................            720           --         4,565           6,152
Receivables:
   Investment Securities Sold........................          1,618           --            --           2,007
   Dividends, Interest and Tax Reclaims..............          1,021        2,908         6,061          18,861
   Securities Lending Income.........................            574           73           199             865
   Fund Shares Sold..................................          1,741        6,156         2,210           8,527
Prepaid Expenses and Other Assets....................             16           27            17              68
                                                      -------------- ------------  ------------  --------------
       Total Assets..................................      3,905,212    4,276,185     2,330,493       7,273,622
                                                      -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................        461,753      536,586       271,322         772,381
   Investment Securities Purchased...................             10       19,237         1,145           7,678
   Fund Shares Redeemed..............................          3,837        3,298         1,655           8,434
   Due to Advisor....................................          1,453          464           428           1,887
Unrealized Loss on Foreign Currency Contracts........             --           --            --               2
Accrued Expenses and Other Liabilities...............            201          211           184             502
                                                      -------------- ------------  ------------  --------------
       Total Liabilities.............................        467,254      559,796       274,734         790,884
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,437,958; $3,716,389; $2,055,759 and
  $6,482,738 and shares outstanding of
  231,634,790; 143,852,929; 112,169,274 and
  642,067,983, respectively.......................... $        14.84 $      25.83  $      18.33  $        10.10
                                                      ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                      ============== ============  ============  ==============
Investments at Cost.................................. $    2,924,858 $  2,625,713  $  1,881,416  $    6,740,972
                                                      ============== ============  ============  ==============
Foreign Currencies at Cost........................... $           -- $         --  $      2,829  $        5,274
                                                      ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,763,945 $  2,897,280  $  2,104,641  $    6,843,391
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................          3,910       23,599         8,708          25,255
Accumulated Net Realized Gain (Loss).................        166,921     (282,564)     (219,352)       (104,202)
Net Unrealized Foreign Exchange Gain (Loss)..........             --           --          (112)           (221)
Net Unrealized Appreciation (Depreciation)...........        503,182    1,078,074       161,874        (281,485)
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                                        Asia         United
                                                       International    Japanese       Pacific       Kingdom
                                                           Small          Small         Small         Small
                                                          Company        Company       Company       Company
                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                      --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    6,419,657  $    294,088  $    238,282  $     31,322
Temporary Cash Investments at Value & Cost...........          7,220            --            --            --
Receivables:
   Affiliated Investment Companies Sold..............             --            62            90             3
   Fund Shares Sold..................................          4,639            14            19             7
Prepaid Expenses and Other Assets....................             39             5             7             6
                                                      --------------  ------------  ------------  ------------
       Total Assets..................................      6,431,555       294,169       238,398        31,338
                                                      --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.........            500            --            --            --
   Fund Shares Redeemed..............................          5,449            76           109            10
   Due to Advisor....................................          2,141            98            79            10
Accrued Expenses and Other Liabilities...............            305            27            19             2
                                                      --------------  ------------  ------------  ------------
       Total Liabilities.............................          8,395           201           207            22
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,423,160; $293,968; $238,191 and $31,316 and
  shares outstanding of 420,465,298; 19,614,366;
  10,259,886 and 1,126,005, respectively............. $        15.28  $      14.99  $      23.22  $      27.81
                                                      ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                      ==============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $    6,321,775  $    363,671  $    225,784  $     24,146
                                                      ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,292,303  $    438,204  $    249,992  $     26,303
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          3,290         1,728           779           149
Accumulated Net Realized Gain (Loss).................         30,107       (76,344)      (25,082)       (2,316)
Net Unrealized Foreign Exchange Gain (Loss)..........           (421)          (37)            4             4
Net Unrealized Appreciation (Depreciation)...........         97,881       (69,583)       12,498         7,176
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                         DFA           DFA            DFA
                                                       Continental  International    Global      International
                                                          Small      Real Estate   Real Estate     Small Cap
                                                         Company     Securities    Securities        Value
                                                        Portfolio     Portfolio     Portfolio      Portfolio
                                                      ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    106,353            --  $  1,309,437              --
Investments at Value (including $0, $134,895, $0
  and $751,359 of securities on loan,
  respectively)......................................           --  $  1,522,025            --  $    8,209,751
Temporary Cash Investments at Value & Cost...........           --            --         2,168              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................           --           223            --           4,277
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................           --       144,000            --         825,000
Foreign Currencies at Value..........................           --           577            --           7,883
Cash.................................................           --         7,653            --          29,120
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           --            57            --           1,167
   Dividends, Interest and Tax Reclaims..............           --         5,512            --          26,016
   Securities Lending Income.........................           --            78            --           1,740
   Fund Shares Sold..................................           39         2,963         6,411          10,178
Unrealized Gain on Foreign Currency Contracts........           --             1            --               1
Prepaid Expenses and Other Assets....................            6             9            12              64
                                                      ------------  ------------  ------------  --------------
       Total Assets..................................      106,398     1,683,098     1,318,028       9,115,197
                                                      ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................           --       144,223            --         829,277
   Investment Securities/Affiliated Investment
     Companies Purchased.............................           20         5,274         1,075           3,282
   Fund Shares Redeemed..............................           19         1,325         1,329          10,835
   Due to Advisor....................................           37           436            10           4,465
Unrealized Loss on Foreign Currency Contracts........           --             1            --              --
Accrued Expenses and Other Liabilities...............            6           131            67             728
                                                      ------------  ------------  ------------  --------------
       Total Liabilities.............................           82       151,390         2,481         848,587
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $106,316; $1,531,708; $1,315,547 and
  $8,266,610 and shares outstanding of 7,329,320;
  270,326,048; 141,073,949 and 545,184,194,
  respectively....................................... $      14.51  $       5.67  $       9.33  $        15.16
                                                      ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                      ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................... $    108,971  $         --  $  1,003,592  $           --
                                                      ------------  ------------  ------------  --------------
Investments at Cost.................................. $         --  $  1,359,942  $         --  $    8,914,249
                                                      ============  ============  ============  ==============
Foreign Currencies at Cost........................... $         --  $        573  $         --  $        7,884
                                                      ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    137,501  $  1,630,220  $  1,028,972  $    8,844,254
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          280       (46,274)       11,623          14,647
Accumulated Net Realized Gain (Loss).................      (28,969)     (214,293)      (30,893)        112,748
Net Unrealized Foreign Exchange Gain (Loss)..........          122           (32)           --            (540)
Net Unrealized Appreciation (Depreciation)...........       (2,618)      162,087       305,845        (704,499)
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                      International                Selectively
                                                         Vector       World ex    Hedged Global   Emerging
                                                         Equity      U.S. Value      Equity        Markets
                                                        Portfolio    Portfolio      Portfolio     Portfolio
                                                      ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value..............................................           --  $     57,164  $     33,793  $  2,798,256
Investments at Value (including $57,921, $0, $0 and
  $0 of securities on loan, respectively)............ $    558,559            --            --            --
Temporary Cash Investments at Value & Cost...........           --            49         1,080            --
Segregated Cash for Futures Contracts................           --            --            46            --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          629            --            --            --
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................       61,000            --            --            --
Foreign Currencies at Value..........................          548            --            --            --
Cash.................................................          547            --            --            --
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           55            --            --            --
   Dividends, and Tax Reclaims.......................        1,622            --            --            --
   Securities Lending Income.........................           79            --            --            --
   Fund Shares Sold..................................          489            --           108         6,919
   From Advisor......................................           --            --             9            --
Unrealized Gain on Forward Currency Contracts........           --            --            47            --
Prepaid Expenses and Other Assets....................           11            12            11            27
Deferred Offering Costs..............................           --            --             3            --
                                                      ------------  ------------  ------------  ------------
       Total Assets..................................      623,539        57,225        35,097     2,805,202
                                                      ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................       61,629            --            --            --
   Investment Securities/Affiliated Investment
     Companies Purchased ............................           --            --            --         4,566
   Fund Shares Redeemed..............................          237             2            --         2,353
   Due to Advisor....................................          210            11            --           929
   Futures Margin Variation..........................           --            --             1            --
Unrealized Loss on Forward Currency Contracts........           --            --           141            --
Accrued Expenses and Other Liabilities...............           64            15             5           177
                                                      ------------  ------------  ------------  ------------
       Total Liabilities.............................       62,140            28           147         8,025
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $561,399; $57,197; $34,950 and $2,797,177 and
  shares outstanding of 60,164,175; 5,756,500;
  3,216,441 and 107,321,804, respectively............ $       9.33  $       9.94  $      10.87  $      26.06
                                                      ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000   100,000,000   100,000,000   500,000,000
                                                      ============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $         --  $     55,252  $     31,236  $  1,809,910
                                                      ------------  ------------  ------------  ------------
Investments at Cost.................................. $    509,005  $         --  $         --  $         --
                                                      ============  ============  ============  ============
Foreign Currencies at Cost........................... $        546  $         --  $         --  $         --
                                                      ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    509,238  $     60,950  $     32,501  $  1,771,604
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................        1,456           330           166         8,306
Accumulated Net Realized Gain (Loss).................        1,175        (5,978)         (164)       28,954
Net Unrealized Foreign Exchange Gain (Loss)..........          (26)          (17)          (93)          (33)
Net Unrealized Appreciation (Depreciation)...........       49,556         1,912         2,540       988,346
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                     Emerging       Emerging        Emerging
                                                                      Markets        Markets         Markets
                                                                     Small Cap        Value        Core Equity
                                                                     Portfolio      Portfolio      Portfolio*
                                                                   ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $  2,908,909  $   16,695,104              --
Investments at Value (including $0, $0 and $896,140 of securities
  on loan, respectively)..........................................           --              --  $    8,517,819
Collateral Received from Securities on Loan at Value & Cost.......           --              --           3,901
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --              --         775,000
Foreign Currencies at Value.......................................           --              --           5,814
Cash..............................................................           --              --          65,096
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           --              --             194
   Dividends, Interest and Tax Reclaims...........................           --              --           9,349
   Securities Lending Income......................................           --              --           2,116
   Fund Shares Sold...............................................        3,006          27,291          14,592
Prepaid Expenses and Other Assets.................................           39              58              65
                                                                   ------------  --------------  --------------
       Total Assets...............................................    2,911,954      16,722,453       9,393,946
                                                                   ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --              --         778,901
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................          115          21,560           8,909
   Fund Shares Redeemed...........................................        2,892           5,730           6,074
   Due to Advisor.................................................        1,088           5,619           3,944
Unrealized Loss on Foreign Currency Contracts.....................           --              --               1
Accrued Expenses and Other Liabilities............................          186             814           1,410
                                                                   ------------  --------------  --------------
       Total Liabilities..........................................        4,281          33,723         799,239
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $99,111 and $0 and
  shares outstanding of 0; 3,513,125 and 0, respectively..........          N/A  $        28.21             N/A
                                                                   ============  ==============  ==============
Institutional Class Shares -- based on net assets of $2,907,673;
  $16,589,619 and $8,594,707 and shares outstanding of
  143,022,429; 587,899,918 and 452,322,328, respectively.......... $      20.33  $        28.22  $        19.00
                                                                   ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  500,000,000   1,500,000,000   1,000,000,000
                                                                   ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $  2,600,423  $   16,996,486  $           --
                                                                   ------------  --------------  --------------
Investments at Cost............................................... $         --  $           --  $    7,875,603
                                                                   ============  ==============  ==============
Foreign Currencies at Cost........................................ $         --  $           --  $        5,812
                                                                   ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $  2,510,281  $   16,619,114  $    7,968,370
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................        6,451          40,292          26,576
Accumulated Net Realized Gain (Loss)..............................       82,504         330,625         (42,488)
Net Unrealized Foreign Exchange Gain (Loss).......................          (49)             81              31
Net Unrealized Appreciation (Depreciation)........................      308,486        (301,382)        642,218
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012
                            (Amounts in thousands)

                                                                 Enhanced
                                                                   U.S.                  U.S.
                                                                   Large   U.S. Large  Targeted  U.S. Small
                                                                  Company  Cap Value     Value   Cap Value
                                                                 Portfolio Portfolio*  Portfolio Portfolio
                                                                 --------- ----------  --------- ----------
Investment Income
   Dividends....................................................  $   126  $  169,995  $ 36,944  $   82,338
   Interest.....................................................    1,809          17        22          37
   Income from Securities Lending...............................       --       6,190     2,926       7,642
   Expenses Allocated from Affiliated Investment Company........       --      (9,069)       --          --
                                                                  -------  ----------  --------  ----------
          Total Investment Income...............................    1,935     167,133    39,892      90,017
                                                                  -------  ----------  --------  ----------
Expenses
   Investment Advisory Services Fees............................       92          --     2,835      13,809
   Administrative Services Fees.................................      276      11,657     7,088      20,714
   Accounting & Transfer Agent Fees.............................       40          98       314         734
   S&P 500(R) Fees..............................................        6          --        --          --
   Shareholder Servicing Fees --
       Class R1 Shares..........................................       --          --        47          --
       Class R2 Shares..........................................       --          --        30          --
   Custodian Fees...............................................       12          --        70         122
   Filing Fees..................................................       27         103       111          95
   Shareholders' Reports........................................        6         240       115         189
   Directors'/Trustees' Fees & Expenses.........................        1          66        24          58
   Professional Fees............................................        4          54        76         180
   Other........................................................        2          72        65         146
                                                                  -------  ----------  --------  ----------
          Total Expenses........................................      466      12,290    10,775      36,047
                                                                  -------  ----------  --------  ----------
   Net Investment Income (Loss).................................    1,469     154,843    29,117      53,970
                                                                  -------  ----------  --------  ----------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................      245     318,427   181,414     430,201
       Futures..................................................   30,568          --     3,336         954
       Foreign Currency Transactions............................    1,331          --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities....................................      594     824,744   176,832     522,870
       Futures..................................................   (6,586)         --        --        (536)
       Translation of Foreign Currency Denominated Amounts......     (857)         --        --          --
                                                                  -------  ----------  --------  ----------
   Net Realized and Unrealized Gain (Loss)......................   25,295   1,143,171   361,582     953,489
                                                                  -------  ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.  $26,764  $1,298,014  $390,699  $1,007,459
                                                                  =======  ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                             U.S.
                                       U.S. Core U.S. Core  Vector   U.S. Small
                                       Equity 1  Equity 2   Equity      Cap
                                       Portfolio Portfolio Portfolio Portfolio
                                       --------- --------- --------- ----------
Investment Income
   Dividends.......................... $ 83,424  $120,052  $ 32,016   $ 54,202
   Interest...........................       33        30        12         24
   Income from Securities Lending.....    3,406     5,922     2,448      9,285
                                       --------  --------  --------   --------
       Total Investment Income........   86,863   126,004    34,476     63,511
                                       --------  --------  --------   --------
Expenses
   Investment Advisory Services Fees..    7,460    12,830     5,835      1,256
   Administrative Services Fees.......       --        --        --     13,400
   Accounting & Transfer Agent Fees...      469       677       220        451
   Custodian Fees.....................       91       101        41         86
   Filing Fees........................      196       156        59         98
   Shareholders' Reports..............       78       140        65        123
   Directors'/Trustees' Fees &
     Expenses.........................       36        54        17         35
   Professional Fees..................      110       164        52        119
   Other..............................       45        78        22         61
                                       --------  --------  --------   --------
       Total Expenses.................    8,485    14,200     6,311     15,629
                                       --------  --------  --------   --------
   Net Investment Income (Loss).......   78,378   111,804    28,165     47,882
                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions
     Received from Investment
     Securities.......................       36       105        18         --
   Net Realized Gain (Loss) on:.......
   Investment Securities Sold.........   35,359    73,466    41,027    254,365
   Futures............................       --        --      (850)        --
   Change in Unrealized Appreciation
     (Depreciation) of:...............
   Investment Securities..............  455,880   694,545   196,524    230,453
                                       --------  --------  --------   --------
Net Realized and Unrealized Gain
  (Loss)..............................  491,275   768,116   236,719    484,818
                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........... $569,653  $879,920  $264,884   $532,700
                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                         DFA Real
                                                                             U.S. Micro   Estate     Large Cap   International
                                                                                Cap     Securities International  Core Equity
                                                                             Portfolio  Portfolio    Portfolio     Portfolio
                                                                             ---------- ---------- ------------- -------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6, $0, $5,504 and $14,973,
     respectively)..........................................................  $ 45,300   $ 85,414    $ 66,010      $191,701
   Interest.................................................................        15         34           1             2
   Income from Securities Lending...........................................     6,267      1,034       3,291        12,660
                                                                              --------   --------    --------      --------
       Total Investment Income..............................................    51,582     86,482      69,302       204,363
                                                                              --------   --------    --------      --------
Expenses
   Investment Advisory Services Fees........................................     3,416      7,183       4,700        19,970
   Administrative Services Fees.............................................    13,662         --          --            --
   Accounting & Transfer Agent Fees.........................................       374        374         219           610
   Custodian Fees...........................................................        77         39         478         1,482
   Filing Fees..............................................................        58        102          85           245
   Shareholders' Reports....................................................       102        146          95           161
   Directors'/Trustees' Fees & Expenses.....................................        29         29          16            47
   Professional Fees........................................................        89        102          54           178
   Other....................................................................        55         40          40           122
                                                                              --------   --------    --------      --------
          Total Expenses....................................................    17,862      8,015       5,687        22,815
                                                                              --------   --------    --------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..........................................        --       (321)         --            --
   Fees Paid Indirectly.....................................................        --         --          (8)          (25)
                                                                              --------   --------    --------      --------
   Net Expenses.............................................................    17,862      7,694       5,679        22,790
                                                                              --------   --------    --------      --------
   Net Investment Income (Loss).............................................    33,720     78,788      63,623       181,573
                                                                              --------   --------    --------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Investment Securities...........        --     16,390          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................   220,675     (1,763)    (18,104)      (40,937)
       Futures..............................................................       385        (46)         --            --
       Foreign Currency Transactions*.......................................        --         --        (353)          114
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........................   166,031    355,961      69,627       185,568
       Translation of Foreign Currency Denominated Amounts..................        --         --         (82)         (120)
                                                                              --------   --------    --------      --------
   Net Realized and Unrealized Gain (Loss)..................................   387,091    370,542      51,088       144,625
                                                                              --------   --------    --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $420,811   $449,330    $114,711      $326,198
                                                                              ========   ========    ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                               Asia      United
                                                                                   International  Japanese   Pacific    Kingdom
                                                                                       Small       Small      Small      Small
                                                                                      Company     Company    Company    Company
                                                                                    Portfolio*   Portfolio* Portfolio* Portfolio*
                                                                                   ------------- ---------- ---------- ----------
Investment Income
   Net Investment Income Received from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $13,197, $462, $183, and $1,
     respectively)................................................................   $167,967     $  6,158   $ 7,841     $1,028
   Interest.......................................................................         19           --        --         --
   Income from Securities Lending.................................................     17,286          449       737          8
   Expenses Allocated from Affiliated Investment Companies........................     (8,714)        (393)     (311)       (38)
                                                                                     --------     --------   -------     ------
          Total Net Investment Income Received from Affiliated Investment
            Companies.............................................................    176,558        6,214     8,267        998
                                                                                     --------     --------   -------     ------
Fund Investment Income
   Interest.......................................................................         23           --        --         --
                                                                                     --------     --------   -------     ------
          Total Fund Investment Income............................................         23           --        --         --
                                                                                     --------     --------   -------     ------
Fund Expenses
   Administrative Services Fees...................................................     23,665        1,078       762        121
   Accounting & Transfer Agent Fees...............................................         78           16        15         14
   Filing Fees....................................................................        168           42        31         16
   Shareholders' Reports..........................................................        203            1         3          1
   Directors'/Trustees' Fees & Expenses...........................................         50            2         2         --
   Professional Fees..............................................................         33            2         1          1
   Other..........................................................................         60            1         1          1
                                                                                     --------     --------   -------     ------
          Total Expenses..........................................................     24,257        1,142       815        154
                                                                                     --------     --------   -------     ------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................         --           --        --        (12)
                                                                                     --------     --------   -------     ------
   Net Expenses...................................................................     24,257        1,142       815        142
                                                                                     --------     --------   -------     ------
   Net Investment Income (Loss)...................................................    152,324        5,072     7,452        856
                                                                                     --------     --------   -------     ------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:...................................................
       Investment Securities Sold.................................................     53,955       (5,341)    4,091       (281)
       Futures....................................................................          9          (75)      (33)         6
       Foreign Currency Transactions**............................................        401          120       (56)         6
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................................    133,610       (6,790)    6,664      5,744
       Futures....................................................................         (1)           1         1         --
       Translation of Foreign Currency Denominated Amounts........................       (530)         (23)      (12)        (2)
                                                                                     --------     --------   -------     ------
   Net Realized and Unrealized Gain (Loss)........................................    187,444      (12,108)   10,655      5,473
                                                                                     --------     --------   -------     ------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $339,768     $ (7,036)  $18,107     $6,329
                                                                                     ========     ========   =======     ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $4, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                      DFA                       DFA
                                                     Continental International DFA Global  International
                                                        Small     Real Estate  Real Estate   Small Cap
                                                       Company    Securities   Securities      Value
                                                     Portfolio*    Portfolio    Portfolio    Portfolio
                                                     ----------- ------------- ----------- -------------
Investment Income
   Net Investment Income Received from
     Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld
     of $458, $0, $0 and $0, respectively)..........   $ 3,166           --           --           --
   Income Distributions Received from
     Affiliated Investment Companies................        --           --     $ 37,037           --
   Interest.........................................         1           --           --           --
   Income from Securities Lending...................       552           --           --           --
   Expenses Allocated from Affiliated
     Investment Company ............................      (174)          --           --           --
                                                       -------     --------     --------     --------
          Total Net Investment Income
            Received from Affiliated
            Investment Company......................     3,545           --       37,037           --
                                                       -------     --------     --------     --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld
     of $0, $5,661, $0 and $15,143,
     respectively)..................................        --     $ 69,461           --     $208,341
   Interest.........................................        --           --            4            7
   Income from Securities Lending...................        --        1,530           --       22,475
                                                       -------     --------     --------     --------
          Total Fund Investment Income..............        --       70,991            4      230,823
                                                       -------     --------     --------     --------
Fund Expenses
   Investment Advisory Services Fees................        --        4,241        3,152       49,872
   Administrative Services Fees.....................       442           --           --           --
   Accounting & Transfer Agent Fees.................        14          149           24          817
   Custodian Fees...................................        --          352           --        2,555
   Filing Fees......................................        17           67           65          188
   Shareholders' Reports............................         1           69           43          245
   Directors'/Trustees' Fees & Expenses.............         1           10            9           64
   Professional Fees................................         1           50           14          304
   Other............................................         1           21           10          161
                                                       -------     --------     --------     --------
          Total Expenses............................       477        4,959        3,317       54,206
                                                       -------     --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................        --           --       (2,771)          --
   Fees Paid Indirectly.............................        --           (9)          --          (38)
                                                       -------     --------     --------     --------
   Net Expenses.....................................       477        4,950          546       54,168
                                                       -------     --------     --------     --------
   Net Investment Income (Loss).....................     3,068       66,041       36,495      176,655
                                                       -------     --------     --------     --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................    (2,677)     (33,417)      (2,760)     130,909
       Futures......................................       (25)          --           --           --
       Foreign Currency Transactions**..............       (25)          34           --        1,183
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................       585      228,123      138,125      203,828
       Translation of Foreign Currency
         Denominated Amounts........................        72          (24)          --         (393)
                                                       -------     --------     --------     --------
   Net Realized and Unrealized Gain (Loss)..........    (2,070)     194,716      135,365      335,527
                                                       -------     --------     --------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $   998     $260,757     $171,860     $512,182
                                                       =======     ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                International               Selectively
                                                                   Vector       World ex   Hedged Global  Emerging
                                                                   Equity      U.S. Value     Equity      Markets
                                                                  Portfolio   Portfolio*** Portfolio(a)  Portfolio*
                                                                ------------- ------------ ------------- ----------
Investment Income
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $149, $0
     and $8,484, respectively).................................         --       $1,686           --      $ 65,004
   Income Distributions Received from Affiliated Investment
     Companies.................................................         --          106       $  543            --
   Income from Securities Lending..............................         --           95           --         4,784
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --         (112)          --        (4,963)
                                                                   -------       ------       ------      --------
          Total Investment Income..............................         --        1,775          543        64,825
                                                                   -------       ------       ------      --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld of $1,226, $0, $0
     and $0, respectively) ....................................    $16,170           --           --            --
   Interest....................................................         --           --            2            --
   Income from Securities Lending..............................      1,129           --           --            --
                                                                   -------       ------       ------      --------
          Total Fund Investment Income.........................     17,299           --            2            --
                                                                   -------       ------       ------      --------
Fund Expenses
   Investment Advisory Services Fees...........................      2,241          253           75            --
   Administrative Services Fees................................         --           --           --        10,176
   Accounting & Transfer Agent Fees............................         76           13           12            42
   Custodian Fees..............................................        278           --           --            --
   Filing Fees.................................................         42           35            6           118
   Shareholders' Reports.......................................         15            1            1           118
   Directors'/Trustees' Fees & Expenses........................          4           --           --            21
   Professional Fees...........................................         13            5            5            19
   Organizational & Offering Costs.............................         --           --           59            --
   Other.......................................................         16            1            1            25
                                                                   -------       ------       ------      --------
          Total Expenses.......................................      2,685          308          159        10,519
                                                                   -------       ------       ------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C).................         --         (129)        (150)           --
   Fees Paid Indirectly........................................         (3)          --           --            --
                                                                   -------       ------       ------      --------
   Net Expenses................................................      2,682          179            9        10,519
                                                                   -------       ------       ------      --------
   Net Investment Income (Loss)................................     14,617        1,596          536        54,306
                                                                   -------       ------       ------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Affiliated
     Investment Companies......................................         --           79           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................      2,944           61         (275)       31,303
       Futures.................................................         --           (1)         110            --
       Foreign Currency Transactions**.........................        (98)         (10)         163          (543)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     13,867          430        2,557        25,377
       Futures.................................................         --           --          (17)           --
       Translation of Foreign Currency Denominated
         Amounts...............................................        (30)          (1)         (93)           18
                                                                   -------       ------       ------      --------
   Net Realized and Unrealized Gain (Loss).....................     16,683          558        2,445        56,155
                                                                   -------       ------       ------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...................................................    $31,300       $2,154       $2,981      $110,461
                                                                   =======       ======       ======      ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                               Emerging   Emerging   Emerging
                                                                               Markets    Markets     Markets
                                                                              Small Cap    Value    Core Equity
                                                                              Portfolio* Portfolio*  Portfolio
                                                                              ---------- ---------- -----------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6,931, $48,518 and $24,434,
     respectively)...........................................................  $ 57,827  $ 373,018   $185,183
   Interest..................................................................        --          7          2
   Income from Securities Lending............................................     8,037     28,572     19,071
   Expenses Allocated from Affiliated Investment Company.....................    (8,367)   (30,860)        --
                                                                               --------  ---------   --------
          Total Investment Income............................................    57,497    370,737    204,256
                                                                               --------  ---------   --------
Expenses
   Investment Advisory Services Fees.........................................        --         --     39,333
   Administrative Services Fees..............................................    10,440     60,899         --
   Accounting & Transfer Agent Fees..........................................        38        182        755
   Shareholder Servicing Fees --
       Class R2 Shares.......................................................        --        239         --
   Custodian Fees............................................................        --         --      7,215
   Filing Fees...............................................................       176        526        500
   Shareholders' Reports.....................................................        61        289        219
   Directors'/Trustees' Fees & Expenses......................................        18        126         56
   Professional Fees.........................................................        17        113        222
   Other.....................................................................        21        136        125
                                                                               --------  ---------   --------
          Total Expenses.....................................................    10,771     62,510     48,425
                                                                               --------  ---------   --------
   Fees Paid Indirectly......................................................        --         --        (97)
                                                                               --------  ---------   --------
   Net Expenses..............................................................    10,771     62,510     48,328
                                                                               --------  ---------   --------
   Net Investment Income (Loss)..............................................    46,726    308,227    155,928
                                                                               --------  ---------   --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................................   101,576    362,676     (8,860)
       Futures...............................................................      (812)    (1,255)     1,190
       Foreign Currency Transactions**.......................................    (1,523)    (4,701)    (1,300)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................     9,556   (535,878)   122,105
       Translation of Foreign Currency Denominated Amounts...................       (21)      (113)       (51)
                                                                               --------  ---------   --------
   Net Realized and Unrealized Gain (Loss)...................................   108,776   (179,271)   113,084
                                                                               --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $155,502  $ 128,956   $269,012
                                                                               ========  =========   ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               Enhanced              U.S. Large
                                                          U.S. Large Company          Cap Value              U.S. Targeted
                                                               Portfolio              Portfolio             Value Portfolio
                                                          ------------------  ------------------------  ----------------------
                                                            Year      Year        Year         Year        Year        Year
                                                           Ended     Ended       Ended        Ended       Ended       Ended
                                                          Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                            2012      2011        2012         2011        2012        2011
                                                          --------  --------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).......................... $  1,469  $  1,430  $   154,843  $   120,343  $   29,117  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      245       380      318,427      301,933     181,414      20,083
       Futures...........................................   30,568    12,791           --       (9,927)      3,336       1,751
       Foreign Currency Transactions.....................    1,331       412           --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..................................
       Investment Securities.............................      594      (472)     824,744      (67,687)    176,832      53,386
       Futures...........................................   (6,586)     (995)          --           --          --          --
       Translation of Foreign Currency
         Denominated Amounts.............................     (857)     (174)          --           --          --          --
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   26,764    13,372    1,298,014      344,662     390,699      93,954
                                                          --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares...................................       --        --           --           --        (374)       (275)
       Class R2 Shares...................................       --        --           --           --         (76)        (43)
       Institutional Class Shares........................   (2,785)     (270)    (150,153)    (117,051)    (24,124)    (17,989)
   Net Long-Term Gains:
       Class R1 Shares...................................       --        --           --           --        (356)        (87)
       Class R2 Shares...................................       --        --           --           --         (86)        (14)
       Institutional Class Shares........................       --        --           --           --     (19,426)     (4,668)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Distributions............................   (2,785)     (270)    (150,153)    (117,051)    (44,442)    (23,076)
                                                          --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   26,869    42,165    1,501,347    2,027,913     782,957     924,360
   Shares Issued in Lieu of Cash Distributions...........    2,573       259      139,904      109,293      40,767      21,388
   Shares Redeemed.......................................  (34,538)  (42,128)  (1,794,871)  (1,945,509)   (662,151)   (743,912)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (5,096)      296     (153,620)     191,697     161,573     201,836
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........   18,883    13,398      994,241      419,308     507,830     272,714
Net Assets
   Beginning of Period...................................  171,128   157,730    7,340,344    6,921,036   2,543,979   2,271,265
                                                          --------  --------  -----------  -----------  ----------  ----------
   End of Period......................................... $190,011  $171,128  $ 8,334,585  $ 7,340,344  $3,051,809  $2,543,979
                                                          ========  ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.........................................    3,051     5,163       72,600      100,905      48,542      56,950
   Shares Issued in Lieu of Cash Distributions...........      314        33        6,979        5,526       2,677       1,349
   Shares Redeemed.......................................   (3,906)   (5,148)     (86,993)     (98,393)    (40,606)    (46,106)
   Shares Reduced by Reverse Stock Split (Note G)........       --        --           --           --          --          (9)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (541)       48       (7,414)       8,038      10,613      12,184
                                                          ========  ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)................................................ $  2,005  $  1,903  $    25,366  $    20,676  $    3,945  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           U.S. Small                U.S. Core                U.S. Core
                                                       Cap Value Portfolio      Equity 1 Portfolio       Equity 2 Portfolio
                                                    ------------------------  ----------------------  ------------------------
                                                        Year         Year        Year        Year         Year         Year
                                                       Ended        Ended       Ended       Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                        2012         2011        2012        2011         2012         2011
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $    53,970  $    44,197  $   78,378  $   51,991  $   111,804  $    80,421
   Capital Gain Distributions Received from
     Investment Securities.........................          --           --          36          --          105           --
   Net Realized Gain (Loss) on:....................
       Investment Securities Sold..................     430,201      215,171      35,359      31,974       73,466       69,078
       Futures.....................................         954         (825)         --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:............................
       Investment Securities.......................     522,870      112,710     455,880     116,761      694,545      192,966
       Futures.....................................        (536)         536          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,007,459      371,789     569,653     200,726      879,920      342,465
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Distributions From:
     Net Investment Income:
       Institutional Class Shares..................     (50,536)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
     Net Long-Term Gains:
       Institutional Class Shares..................     (89,379)          --          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions......................    (139,915)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................   1,130,039    1,194,011   1,316,460   1,193,672    1,284,909    1,575,775
   Shares Issued in Lieu of Cash
     Distributions.................................     131,338       39,640      66,157      45,486       96,744       76,923
   Shares Redeemed.................................  (1,581,314)  (1,577,930)   (733,642)   (556,060)  (1,057,872)  (1,086,755)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (319,937)    (344,279)    648,975     683,098      323,781      565,943
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................     547,607      (14,414)  1,145,562     834,002    1,104,078      829,539
Net Assets
   Beginning of Period.............................   6,540,863    6,555,277   3,731,411   2,897,409    5,819,906    4,990,367
                                                    -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................... $ 7,088,470  $ 6,540,863  $4,876,973  $3,731,411  $ 6,923,984  $ 5,819,906
                                                    ===========  ===========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
   Shares Issued...................................      45,152       48,190     114,530     108,434      113,356      144,791
   Shares Issued in Lieu of Cash
     Distributions.................................       5,754        1,639       5,842       4,215        8,679        7,192
   Shares Redeemed.................................     (62,499)     (62,955)    (63,857)    (51,146)     (93,203)     (99,493)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     (11,593)     (13,126)     56,515      61,503       28,832       52,490
                                                    ===========  ===========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $        94  $       858  $   10,461  $    8,359  $    15,899  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          U.S. Vector              U.S. Small               U.S. Micro
                                                       Equity Portfolio           Cap Portfolio            Cap Portfolio
                                                    ----------------------  -----------------------   ----------------------
                                                    Year Ended  Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011        2012         2011         2012        2011
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   28,165  $   20,309  $   47,882  $    33,067   $   33,720  $   23,621
   Capital Gain Distributions Received from
     Investment Securities.........................         18          --          --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     41,027      46,999     254,365      211,228      220,675     234,404
       Futures.....................................       (850)         --          --          929          385          --
       In-Kind Redemptions.........................         --          --          --      126,527*          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.......................    196,524      18,243     230,453      (60,488)     166,031      32,818
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    264,884      85,551     532,700      311,263      420,811     290,843
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Distributions......................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    363,121     551,321   1,000,664    1,118,116      389,014     509,041
   Shares Issued in Lieu of Cash Distributions.....     26,213      19,400      38,143       30,271       28,484      22,542
   Shares Redeemed.................................   (470,271)   (343,081)   (737,229)  (1,047,988)*   (627,647)   (719,326)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (80,937)    227,640     301,578      100,399     (210,149)   (187,743)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    157,282     293,472     793,022      378,866      180,239      79,433
Net Assets
   Beginning of Period.............................  1,851,895   1,558,423   3,770,323    3,391,457    3,257,719   3,178,286
                                                    ----------  ----------  ----------  -----------   ----------  ----------
   End of Period................................... $2,009,177  $1,851,895  $4,563,345  $ 3,770,323   $3,437,958  $3,257,719
                                                    ==========  ==========  ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     33,038      51,309      45,541       52,474       27,509      37,458
   Shares Issued in Lieu of Cash Distributions.....      2,473       1,845       1,786        1,457        2,109       1,695
   Shares Redeemed.................................    (42,602)    (31,749)    (33,325)     (48,404)     (44,113)    (52,370)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     (7,091)     21,405      14,002        5,527      (14,495)    (13,217)
                                                    ==========  ==========  ==========  ===========   ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    2,490  $    3,557  $    5,302  $     1,483   $    3,910  $    3,199

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        DFA Real Estate            Large Cap             International
                                                          Securities             International            Core Equity
                                                           Portfolio               Portfolio               Portfolio
                                                    ----------------------  ----------------------  -----------------------
                                                       Year        Year        Year        Year        Year         Year
                                                      Ended       Ended       Ended       Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31     Oct. 31,
                                                       2012        2011        2012        2011        2012         2011
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   78,788  $   51,146  $   63,623  $   55,392  $   181,573  $  161,011
   Capital Gain Distributions Received from
     Investment Securities.........................     16,390      13,117          --          --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     (1,763)    (39,946)    (18,104)    (12,846)     (40,937)     28,431
       Futures.....................................        (46)         --          --          --           --          --
       Foreign Currency Transactions*..............         --          --        (353)        187          114        (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................    355,961     277,359      69,627    (133,116)     185,568    (525,986)
       Translation of Foreign Currency
         Denominated Amounts.......................         --          --         (82)       (205)        (120)       (476)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    449,330     301,676     114,711     (90,588)     326,198    (337,211)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Distributions......................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    826,214     685,272     634,549     463,836    1,839,473   1,663,723
   Shares Issued in Lieu of Cash Distributions.....     96,714      38,998      57,573      51,857      169,856     154,934
   Shares Redeemed.................................   (654,733)   (576,605)   (394,415)   (283,535)  (1,072,475)   (791,266)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    268,195     147,665     297,707     232,158      936,854   1,027,391
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    617,742     409,095     351,610      87,463    1,086,854     528,895
Net Assets
   Beginning of Period.............................  3,098,647   2,689,552   1,704,149   1,616,686    5,395,884   4,866,989
                                                    ----------  ----------  ----------  ----------  -----------  ----------
   End of Period................................... $3,716,389  $3,098,647  $2,055,759  $1,704,149  $ 6,482,738  $5,395,884
                                                    ==========  ==========  ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     32,929      30,656      36,185      23,919      190,598     153,758
   Shares Issued in Lieu of Cash Distributions.....      3,972       1,817       3,432       2,658       18,393      14,162
   Shares Redeemed.................................    (26,322)    (25,853)    (22,604)    (14,657)    (112,419)    (73,947)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     10,579       6,620      17,013      11,920       96,572      93,973
                                                    ==========  ==========  ==========  ==========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                           $   23,599  $   14,529  $    8,708  $    5,725  $    25,255  $   13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   International            Japanese          Asia Pacific
                                                                   Small Company          Small Company       Small Company
                                                                     Portfolio              Portfolio           Portfolio
                                                              -----------------------  ------------------  ------------------
                                                                  Year        Year       Year      Year      Year      Year
                                                                 Ended       Ended      Ended     Ended     Ended     Ended
                                                                Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2012        2011       2012      2011      2012      2011
                                                              -----------  ----------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $   152,324  $  146,577  $  5,072  $  2,693  $  7,452  $  4,845
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................      53,955     205,897    (5,341)   (5,587)    4,091     8,959
       Futures...............................................           9        (271)      (75)       --       (33)       --
       Foreign Currency Transactions*........................         401        (103)      120        14       (56)       85
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency............     133,610    (571,803)   (6,790)   13,164     6,664   (21,184)
       Futures...............................................          (1)         --         1        --         1        --
       Translation of Foreign Currency Denominated
         Amounts.............................................        (530)       (340)      (23)      (61)      (12)       18
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................     339,768    (220,043)   (7,036)   10,223    18,107    (7,277)
                                                              -----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................    (163,885)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
   Net Long-Term Gains:
       Institutional Class Shares............................    (108,621)         --        --        --        --        --
                                                              -----------  ----------  --------  --------  --------  --------
          Total Distributions................................    (272,506)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
                                                              -----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued.............................................   1,391,405   1,380,524   198,642    74,211   110,755    54,555
   Shares Issued in Lieu of Cash Distributions...............     262,078     171,227     4,202     2,020     8,531     6,350
   Shares Redeemed...........................................  (1,131,600)   (829,801)  (60,419)  (35,962)  (29,131)  (38,913)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................     521,883     721,950   142,425    40,269    90,155    21,992
                                                              -----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets............     589,145     322,421   130,848    48,187    98,929     7,751
Net Assets
   Beginning of Period.......................................   5,834,015   5,511,594   163,120   114,933   139,262   131,511
                                                              -----------  ----------  --------  --------  --------  --------
   End of Period............................................. $ 6,423,160  $5,834,015  $293,968  $163,120  $238,191  $139,262
                                                              ===========  ==========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................      95,525      81,929    12,557     4,725     5,147     2,200
   Shares Issued in Lieu of Cash Distributions...............      19,065      10,276       282       133       410       249
   Shares Redeemed...........................................     (77,790)    (50,113)   (3,928)   (2,288)   (1,342)   (1,533)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................      36,800      42,092     8,911     2,570     4,215       916
                                                              ===========  ==========  ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $     3,290  $    6,376  $  1,728  $  1,041  $    779  $  1,047

--------
* Net of foreign capital gain taxes withheld of $4, $0, $0, $0, $0, and $0, respectively.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                United Kingdom       Continental        DFA International
                                                                Small Company       Small Company    Real Estate Securities
                                                                  Portfolio           Portfolio             Portfolio
                                                              -----------------  ------------------  ----------------------
                                                                Year      Year     Year      Year       Year        Year
                                                               Ended     Ended    Ended     Ended      Ended       Ended
                                                              Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,
                                                                2012      2011     2012      2011       2012        2011
                                                              --------  -------- --------  --------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $    856  $ 1,146  $  3,068  $  3,026  $   66,041  $   58,347
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................     (281)   1,011    (2,677)    3,433     (33,417)    (74,845)
       Futures...............................................        6       --       (25)      (16)         --          --
       Foreign Currency Transactions.........................        6        1       (25)      (34)         34         223
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............    5,744   (2,107)      585   (21,048)    228,123       3,153
       Translation of Foreign Currency Denominated
         Amounts.............................................       (2)       2        72         3         (24)        (99)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................    6,329       53       998   (14,636)    260,757     (13,221)
                                                              --------  -------  --------  --------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
          Total Distributions................................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................................    1,858    3,802    11,823    18,358     416,378     322,549
   Shares Issued in Lieu of Cash Distributions...............      752      818     2,148     2,856      53,300     106,188
   Shares Redeemed...........................................  (10,500)  (3,484)  (23,147)  (13,670)   (204,853)   (206,576)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................   (7,890)   1,136    (9,176)    7,544     264,825     222,161
                                                              --------  -------  --------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets............   (2,553)     118   (11,136)  (10,654)    471,552     101,602
Net Assets
   Beginning of Period.......................................   33,869   33,751   117,452   128,106   1,060,156     958,554
                                                              --------  -------  --------  --------  ----------  ----------
   End of Period............................................. $ 31,316  $33,869  $106,316  $117,452  $1,531,708  $1,060,156
                                                              ========  =======  ========  ========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................       76      158       842     1,086      84,674      62,870
   Shares Issued in Lieu of Cash Distributions...............       34       33       166       164      12,309      21,940
   Shares Redeemed...........................................     (429)    (138)   (1,693)     (801)    (42,864)    (40,236)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................     (319)      53      (685)      449      54,119      44,574
                                                              ========  =======  ========  ========  ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $    149  $   279  $    280  $     27  $  (46,274) $  (53,267)


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               DFA Global           DFA International        International
                                                         Real Estate Securities      Small Cap Value         Vector Equity
                                                               Portfolio                Portfolio              Portfolio
                                                         ---------------------  ------------------------  -------------------
                                                            Year        Year        Year         Year        Year      Year
                                                           Ended       Ended       Ended        Ended       Ended     Ended
                                                          Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,  Oct. 31,
                                                            2012        2011        2012         2011        2012      2011
                                                         ----------  ---------  -----------  -----------  ---------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)......................... $   36,495  $  37,948  $   176,655  $   168,945  $  14,617  $ 11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................     (2,760)    (4,706)     130,909      146,129      2,944     6,572
       Foreign Currency Transactions*...................         --         --        1,183          115        (98)      126
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    138,125      1,312      203,828     (659,162)    13,867   (47,642)
       Translation of Foreign Currency
         Denominated Amounts............................         --         --         (393)        (833)       (30)      (27)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    171,860     34,554      512,182     (344,806)    31,300   (29,403)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................    (25,716)   (41,423)    (187,200)    (182,741)   (14,204)  (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.......................         --         --      (11,429)          --         --        --
   Net Long-Term Gains:
       Institutional Class Shares.......................         --         --     (126,221)    (138,537)    (6,473)   (2,419)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Distributions...........................    (25,716)   (41,423)    (324,850)    (321,278)   (20,677)  (14,193)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued........................................    445,794    372,793    1,698,080    1,422,232    241,502   139,795
   Shares Issued in Lieu of Cash Distributions..........     25,115     40,672      304,574      303,336     19,813    13,500
   Shares Redeemed......................................   (170,854)  (232,709)  (1,382,520)  (1,255,658)  (121,119)  (62,242)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    300,055    180,756      620,134      469,910    140,196    91,053
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Increase (Decrease) in Net
            Assets......................................    446,199    173,887      807,466     (196,174)   150,819    47,457
Net Assets
   Beginning of Period..................................    869,348    695,461    7,459,144    7,655,318    410,580   363,123
                                                         ----------  ---------  -----------  -----------  ---------  --------
   End of Period........................................ $1,315,547  $ 869,348  $ 8,266,610  $ 7,459,144  $ 561,399  $410,580
                                                         ==========  =========  ===========  ===========  =========  ========
(1) Shares Issued and Redeemed:
   Shares Issued........................................     51,866     45,423      117,598       86,184     27,490    13,326
   Shares Issued in Lieu of Cash Distributions..........      3,385      5,345       22,510       18,285      2,341     1,293
   Shares Redeemed......................................    (20,069)   (28,834)     (97,364)     (75,870)   (13,627)   (5,988)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     35,182     21,934       42,744       28,599     16,204     8,631
                                                         ==========  =========  ===========  ===========  =========  ========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................... $   11,623  $   1,177  $    14,647  $    21,874  $   1,456  $    782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $13, $0, $1, and $0, respectively.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                         Selectively
                                                                     World ex U.S.   Hedged Global Equity    Emerging Markets
                                                                    Value Portfolio       Portfolio              Portfolio
                                                                   ----------------  -------------------- ----------------------
                                                                                            Period
                                                                     Year     Year         Nov. 14,          Year        Year
                                                                    Ended    Ended        2011(a) to        Ended       Ended
                                                                   Oct. 31, Oct. 31,       Oct. 31,        Oct. 31,    Oct. 31,
                                                                     2012     2011           2012            2012        2011
                                                                   -------- -------- -------------------- ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................... $ 1,596  $ 1,131        $   536        $   54,306  $   49,480
   Capital Gain Distributions Received from
       Affiliated Investment Companies............................      79       48             --                --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................      61   (6,148)          (275)           31,303      94,878
       Futures....................................................      (1)      --            110                --          --
       Foreign Currency Transactions*.............................     (10)      (4)           163              (543)     (1,059)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................     430   (1,774)         2,557            25,377    (309,714)
       Futures....................................................      --       --            (17)               --          --
       Translation of Foreign Currency Denominated
         Amounts..................................................      (1)     (13)           (93)               18        (109)
   Change in Deferred Thailand Capital Gains Tax .................      --        3             --                --       4,215
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   2,154   (6,757)         2,981           110,461    (162,309)
                                                                   -------  -------        -------        ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,432)  (1,006)          (534)          (49,445)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.................................      (6)     (19)            --                --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.................................      --     (195)            --           (90,351)   (136,141)
                                                                   -------  -------        -------        ----------  ----------
          Total Distributions.....................................  (1,438)  (1,220)          (534)         (139,796)   (178,997)
                                                                   -------  -------        -------        ----------  ----------
Capital Share Transactions (1):
   Shares Issued..................................................  15,365   32,244         32,522           860,651     668,299
   Shares Issued in Lieu of Cash Distributions....................   1,370    1,211            533           130,084     164,271
   Shares Redeemed................................................  (7,419)  (7,929)          (552)         (477,258)   (550,727)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   9,316   25,526         32,503           513,477     281,843
                                                                   -------  -------        -------        ----------  ----------
          Total Increase (Decrease) in Net Assets.................  10,032   17,549         34,950           484,142     (59,463)
Net Assets
   Beginning of Period............................................  47,165   29,616             --         2,313,035   2,372,498
                                                                   -------  -------        -------        ----------  ----------
   End of Period.................................................. $57,197  $47,165        $34,950        $2,797,177  $2,313,035
                                                                   =======  =======        =======        ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued..................................................   1,625    2,801          3,216            34,114      22,995
   Shares Issued in Lieu of Cash Distributions....................     152      108             53             5,452       5,590
   Shares Redeemed................................................    (756)    (782)           (53)          (18,952)    (18,667)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................   1,021    2,127          3,216            20,614       9,918
                                                                   =======  =======        =======        ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)................................ $   330  $   168        $   166        $    8,306  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       Emerging Markets                                   Emerging Markets
                                                           Small Cap            Emerging Markets            Core Equity
                                                           Portfolio             Value Portfolio             Portfolio
                                                    ----------------------  ------------------------  -----------------------
                                                       Year        Year         Year         Year         Year        Year
                                                      Ended       Ended        Ended        Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011         2012         2011         2012        2011
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   46,726  $   36,127  $   308,227  $   259,300  $   155,928  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................    101,576      27,050      362,676      193,129       (8,860)     20,186
       Futures.....................................       (812)         --       (1,255)          --        1,190          --
       Foreign Currency Transactions*..............     (1,523)     (1,258)      (4,701)      (3,612)      (1,300)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................      9,556    (354,184)    (535,878)  (2,865,375)     122,105    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (21)        (31)        (113)          (5)         (51)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079           --       5,965
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    155,502    (288,763)     128,956   (2,400,484)     269,012    (595,110)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --       (1,576)        (532)          --          --
       Institutional Class Shares..................    (40,500)    (33,950)    (285,978)    (223,890)    (139,837)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)          --          --
       Institutional Class Shares..................         --          --           --      (67,767)          --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)          --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Distributions......................    (77,612)    (92,309)    (476,760)    (771,699)    (139,837)    (86,292)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................  1,164,899     694,159    5,108,640    6,491,870    4,068,293   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     68,580      74,466      439,131      711,366      126,291      77,358
   Shares Redeemed.................................   (236,441)   (387,846)  (2,319,607)  (1,805,221)  (1,096,525)   (732,430)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    997,038     380,779    3,228,164    5,398,015    3,098,059   1,868,993
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................  1,074,928        (293)   2,880,360    2,225,832    3,227,234   1,187,591
Net Assets
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538    5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  -----------  ----------
   End of Period................................... $2,907,673  $1,832,745  $16,688,730  $13,808,370  $ 8,594,707  $5,367,473
                                                    ==========  ==========  ===========  ===========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     59,256      31,956      181,833      190,904      218,730     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      3,782       3,241       16,750       20,921        7,108       3,743
   Shares Redeemed.................................    (12,340)    (18,437)     (82,979)     (55,156)     (60,020)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     50,698      16,760      115,604      137,061      165,818      90,323
                                                    ==========  ==========  ===========  ===========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    6,451  $    1,396  $    40,292  $    33,870  $    26,576  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Enhanced U.S. Large Company Portfolio
                                                      ------------------------------------------------------------------
                                                                                                    Period
                                                        Year      Year      Year       Year        Dec. 1,          Year
                                                       Ended     Ended     Ended      Ended        2007 to         Ended
                                                      Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,
                                                        2012      2011      2010       2009          2008           2007
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, Beginning of Period ................ $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95
                                                      --------  --------  --------  --------    --------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...................     0.07      0.07      0.07      0.05        0.39            0.30
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................     1.20      0.56      1.05      0.61       (3.74)           0.45
                                                      --------  --------  --------  --------    --------        --------
       Total From Investment Operations..............     1.27      0.63      1.12      0.66       (3.35)           0.75
                                                      --------  --------  --------  --------    --------        --------
Less Distributions
------------------
   Net Investment Income.............................    (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)
   Net Realized Gains................................       --        --        --     (0.06)      (0.73)          (0.43)
                                                      --------  --------  --------  --------    --------        --------
       Total Distributions...........................    (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, End of Period....................... $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91
                                                      ========  ========  ========  ========    ========        ========
Total Return.........................................    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%
                                                      --------  --------  --------  --------    --------        --------
Net Assets, End of Period (thousands)................ $190,011  $171,128  $157,730  $165,231    $200,331        $337,050
Ratio of Expenses to Average Net Assets..............     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)
Ratio of Net Investment Income to Average Net Assets      0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%
Portfolio Turnover Rate..............................       76%      140%       78%       46%*       N/A             N/A

                                                                       U.S. Large Cap Value Portfolio
                                        -----------------------------------------------------------------------------
                                                                                                         Period
                                             Year           Year           Year           Year          Dec. 1,
                                            Ended          Ended          Ended          Ended          2007 to
                                           Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,
                                             2012           2011           2010           2009            2008
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    19.29     $    18.58     $    15.81     $    14.58     $    24.44
                                        ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.41           0.33           0.33           0.31           0.36
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.04           0.70           2.76           1.28          (8.83)
                                        ----------     ----------     ----------     ----------     ----------
       Total From Investment
         Operations....................       3.45           1.03           3.09           1.59          (8.47)
                                        ----------     ----------     ----------     ----------     ----------
Less Distributions
------------------
   Net Investment Income...............      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)
   Net Realized Gains..................         --             --             --          (0.02)         (1.04)
                                        ----------     ----------     ----------     ----------     ----------
       Total Distributions.............      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period......... $    22.34     $    19.29     $    18.58     $    15.81     $    14.58
                                        ==========     ==========     ==========     ==========     ==========
Total Return...........................      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)
                                        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands).......................... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.99%          1.63%          1.86%          2.26%          1.86%(B)
Portfolio Turnover Rate................        N/A            N/A            N/A            N/A            N/A

                                        -----------

                                             Year
                                            Ended
                                           Nov. 30,
                                             2007
                                        ----------
Net Asset Value, Beginning of
  Period .............................. $    25.40
                                        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.33
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................      (0.43)
                                        ----------
       Total From Investment
         Operations....................      (0.10)
                                        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.32)
   Net Realized Gains..................      (0.54)
                                        ----------
       Total Distributions.............      (0.86)
                                        ----------
Net Asset Value, End of Period......... $    24.44
                                        ==========
Total Return...........................      (0.49)%
                                        ----------
Net Assets, End of Period
  (thousands).......................... $7,535,552
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.28%
Portfolio Turnover Rate................        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 U.S. Targeted Value Portfolio-Class R1 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      Jan. 31,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.32  $ 14.75  $ 11.73  $ 10.92  $ 14.69
                               -------  -------  -------  -------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.15     0.10     0.07     0.12     0.13
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.06     0.60     3.07     0.87    (3.76)
                               -------  -------  -------  -------  -------
       Total From
         Investment
         Operations...........    2.21     0.70     3.14     0.99    (3.63)
                               -------  -------  -------  -------  -------
Less Distributions
------------------
   Net Investment Income......   (0.13)   (0.10)   (0.12)   (0.18)   (0.14)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------  -------  -------  -------
       Total
         Distributions........   (0.25)   (0.13)   (0.12)   (0.18)   (0.14)
                               -------  -------  -------  -------  -------
Net Asset Value, End of
  Period...................... $ 17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                               =======  =======  =======  =======  =======
Total Return..................   14.67%    4.69%   26.93%    9.36%  (24.96)%(C)
                               -------  -------  -------  -------  -------
Net Assets, End of Period
  (thousands)................. $49,423  $45,132  $41,316  $31,393  $25,599
Ratio of Expenses to Average
  Net Assets..................    0.48%    0.48%    0.49%    0.52%    0.50%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.93%    0.61%    0.59%    1.12%    1.24%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

                                 U.S. Targeted Value Portfolio-Class R2 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      June 30,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.31  $ 14.76   $11.74   $10.91  $ 13.94
                               -------  -------   ------   ------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.13     0.07     0.05     0.10     0.05
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.05     0.60     3.07     0.88    (3.02)
                               -------  -------   ------   ------  -------
       Total From
         Investment
         Operations...........    2.18     0.67     3.12     0.98    (2.97)
                               -------  -------   ------   ------  -------
Less Distributions
------------------
   Net Investment Income......   (0.11)   (0.09)   (0.10)   (0.15)   (0.06)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------   ------   ------  -------
       Total
         Distributions........   (0.23)   (0.12)   (0.10)   (0.15)   (0.06)
                               -------  -------   ------   ------  -------
Net Asset Value, End of
  Period...................... $ 17.26  $ 15.31   $14.76   $11.74  $ 10.91
                               =======  =======   ======   ======  =======
Total Return..................   14.46%    4.50%   26.66%    9.23%  (21.40)%(C)
                               -------  -------   ------   ------  -------
Net Assets, End of Period
  (thousands)................. $12,754  $10,918   $5,967   $2,930  $ 1,715
Ratio of Expenses to Average
  Net Assets..................    0.63%    0.63%    0.64%    0.67%    0.66%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.78%    0.42%    0.44%    0.91%    1.35%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  U.S. Targeted Value Portfolio-Institutional Class Shares
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,          Year
                                          Ended       Ended       Ended       Ended       2007 to         Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                           2012        2011        2010        2009         2008           2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period .............................. $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.17        0.12        0.09        0.12      0.18          0.20
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       2.06        0.59        3.06        0.88     (4.68)        (1.32)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       2.23        0.71        3.15        1.00     (4.50)        (1.12)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
   Net Realized Gains..................      (0.12)      (0.03)         --          --     (0.40)        (1.48)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands)                           $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average Net
  Assets.                                     0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment Income to
  Average Net Assets                          1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate................         20%         23%         20%         17%       20%(C)         9%(C)*

                                                                  U.S. Small Cap Value Portfolio
                                        ------------------------------------------------------------------------------
                                                                                               Period
                                           Year        Year        Year         Year          Dec. 1,            Year
                                          Ended       Ended       Ended        Ended          2007 to           Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                           2012        2011        2010         2009            2008             2007
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period .............................. $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                                        ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.20        0.16        0.09        0.04          0.18              0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.38        1.00        4.79        1.54         (7.86)            (2.72)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
         Operations....................       3.58        1.16        4.88        1.58         (7.68)            (2.42)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
   Net Realized Gains..................      (0.33)         --          --          --         (2.27)            (2.40)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.............      (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, End of Period......... $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
                                        ==========  ==========  ==========  ==========    ==========        ==========
Total Return...........................      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Assets, End of Period
  (thousands).......................... $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate................         15%         14%         19%         21%+         N/A               N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          U.S. Core Equity 1 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.21        0.17        0.15        0.15        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.32        0.59        1.61        0.73       (4.03)           0.35
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.53        0.76        1.76        0.88       (3.86)           0.54
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to Average
  Net Assets.                            0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
  Income to Average Net Assets           1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate...........          3%          5%          4%          7%          5%(C)          10%

                                                          U.S. Core Equity 2 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.20        0.16        0.14        0.14        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.36        0.54        1.64        0.66       (4.04)           0.13
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.56        0.70        1.78        0.80       (3.87)           0.32
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to Average
  Net Assets.                            0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
  Income to Average Net Assets           1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate...........          5%          9%          7%          4%          8%(C)           7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Vector Equity Portfolio
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,        Year
                                          Ended       Ended       Ended       Ended       2007 to       Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                           2012        2011        2010        2009         2008         2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period............................... $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.16        0.12        0.10        0.11      0.15          0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       1.48        0.58        1.89        0.68     (3.74)        (0.09)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
   Net Realized Gains..................         --          --          --          --        --         (0.18)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands).......................... $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net
  Assets...............................       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)                                       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to
  Average Net Assets...................       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate................          9%         10%         11%         11%       11%(C)        14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Small Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.25        0.18        0.13        0.06          0.14              0.21
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       2.78        1.67        4.30        1.71         (5.94)            (0.45)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
   Net Realized Gains..............         --          --          --          --         (1.18)            (1.16)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
   Ratio of Expenses to
     Average Net Assets............       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
   Portfolio Turnover Rate.........         16%         23%         19%         17%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

                                                                 U.S. Micro Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.14        0.09        0.06        0.03          0.10              0.14
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       1.73        1.08        2.74        0.57         (4.22)            (0.55)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
   Net Realized Gains..............         --          --          --          --         (1.26)            (1.35)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
   Ratio of Expenses to
     Average Net Assets............       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
   Portfolio Turnover Rate.........         15%         14%          9%         12%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA Real Estate Securities Portfolio
                                       --------------------------------------------------------------------------
                                                                                           Period
                                          Year        Year        Year        Year        Dec. 1,          Year
                                         Ended       Ended       Ended       Ended        2007 to         Ended
                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                          2012        2011        2010        2009          2008           2007
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                       ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.57        0.40        0.58        0.58        0.64            0.62
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
   Net Realized Gains.................         --          --          --          --       (2.10)          (0.88)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions............      (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
                                       ==========  ==========  ==========  ==========  ==========      ==========
Total Return..........................      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
  Assets..............................       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
  Average Net Assets..................       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...............          0%          3%          2%          2%         13%(C)          17%
                                       ----------  ----------  ----------  ----------  ----------      ----------

                                                            Large Cap International Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.60        0.63         0.48        0.48        0.68            0.68
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       1.00       (0.90)        1.91        3.64      (11.38)           4.25
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
   Net Realized Gains.................         --          --           --          --       (0.35)             --
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
  Assets..............................       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
  Average Net Assets..................       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...............          4%          3%           7%         12%         12%(C)           5%
                                       ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        International Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).................       0.31        0.33         0.23        0.23        0.37            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.51       (0.56)        1.19        2.55       (6.39)           1.89
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income...........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.15)          (0.04)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average Net Assets............       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)                                   0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate............................          5%          3%           2%          5%          4%(C)           4%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         International Small Company Portfolio
                                      ---------------------------------------------------------------------------
                                                                                           Period
                                         Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended       Ended       Ended        2007 to        Ended
                                       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                         2012         2011        2010        2009          2008          2007
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                      ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................       0.38        0.40         0.28        0.28        0.44            0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......       0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations..................       0.77       (0.43)        2.41        4.19       (9.11)           2.50
                                      ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income.............      (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
   Net Realized Gains................      (0.28)         --           --          --       (1.17)          (0.67)
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions...........      (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
                                      ==========  ==========   ==========  ==========  ==========      ==========
Total Return.........................       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average Net
  Assets (D).........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Net Investment Income to
  Average Net Assets.................       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
                                      ----------  ----------   ----------  ----------  ----------      ----------

                                                      Japanese Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                 Period
                                        Year      Year      Year      Year      Dec. 1,        Year
                                       Ended     Ended     Ended     Ended      2007 to       Ended
                                      Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                        2012      2011      2010      2009        2008         2007
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, Beginning of Period. $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                      --------  --------  --------  --------  --------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.29      0.27      0.22      0.22      0.29          0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                      --------  --------  --------  --------  --------      --------
       Total From Investment
         Operations..................     0.03      1.35      0.04      2.61     (4.49)        (0.25)
                                      --------  --------  --------  --------  --------      --------
Less Distributions
   Net Investment Income.............    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
   Net Realized Gains................       --        --        --        --        --            --
                                      --------  --------  --------  --------  --------      --------
       Total Distributions...........    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, End of Period....... $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
                                      ========  ========  ========  ========  ========      ========
Total Return.........................     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
                                      --------  --------  --------  --------  --------      --------
Net Assets, End of Period
  (thousands)........................ $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average Net
  Assets (D).........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income to
  Average Net Assets.................     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
                                      --------  --------  --------  --------  --------      --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Asia Pacific Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                  Period
                                        Year       Year      Year      Year      Dec. 1,      Year
                                       Ended      Ended     Ended     Ended      2007 to     Ended
                                      Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                        2012       2011      2010      2009        2008       2007
                                      --------  --------   --------  --------  --------     --------
Net Asset Value, Beginning of Period
  ................................... $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                      --------  --------   --------  --------  -------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.87      0.85       0.69      0.50     0.83          0.79
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......     0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                      --------  --------   --------  --------  -------      --------
       Total From Investment
         Operations..................     1.45     (1.31)      5.68      9.45   (16.21)         9.22
                                      --------  --------   --------  --------  -------      --------
Less Distributions
   Net Investment Income.............    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
   Net Realized Gains................       --        --         --        --       --            --
   Return of Capital.................       --        --         --        --       --            --
                                      --------  --------   --------  --------  -------      --------
       Total Distributions...........    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
                                      --------  --------   --------  --------  -------      --------
Net Asset Value, End of Period....... $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
                                      ========  ========   ========  ========  =======      ========
Total Return.........................     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
                                      --------  --------   --------  --------  -------      --------
Net Assets, End of Period
  (thousands)........................ $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
  Assets(D)..........................     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to
  Average Net Assets.................     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
                                      --------  --------   --------  --------  -------      --------

                                                United Kingdom Small Company Portfolio
                                      ---------------------------------------------------------
                                                                              Period
                                        Year     Year      Year     Year     Dec. 1,      Year
                                       Ended    Ended     Ended    Ended     2007 to     Ended
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                        2012     2011      2010     2009       2008       2007
                                      -------- --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period
  ................................... $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                      -------  -------   -------  -------  -------      -------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................    0.69     0.82      0.50     0.55     0.77         0.78
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                      -------  -------   -------  -------  -------      -------
       Total From Investment
         Operations..................    5.16    (0.03)     4.91     5.99   (15.07)        0.70
                                      -------  -------   -------  -------  -------      -------
Less Distributions
   Net Investment Income.............   (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
   Net Realized Gains................      --       --        --       --    (1.22)       (1.35)
   Return of Capital.................      --       --        --       --    (0.01)          --
                                      -------  -------   -------  -------  -------      -------
       Total Distributions...........   (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
                                      -------  -------   -------  -------  -------      -------
Net Asset Value, End of Period....... $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
                                      =======  =======   =======  =======  =======      =======
Total Return.........................   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
                                      -------  -------   -------  -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
  Assets(D)..........................    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to
  Average Net Assets.................    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
                                      -------  -------   -------  -------  -------      -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Continental Small Company Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                         Period
                                                     Year         Year         Year         Year        Dec. 1,         Year
                                                    Ended        Ended        Ended        Ended        2007 to        Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,
                                                     2012         2011         2010         2009          2008          2007
                                                 --------     --------     --------     --------     --------       --------
Net Asset Value, Beginning of Period............ $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47
                                                 --------     --------     --------     --------     -------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............     0.39         0.39         0.27         0.28        0.52            0.40
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................    (0.17)       (2.20)        1.89         4.29      (11.32)           3.00
                                                 --------     --------     --------     --------     -------        --------
       Total From Investment
          Operations............................     0.22        (1.81)        2.16         4.57      (10.80)           3.40
                                                 --------     --------     --------     --------     -------        --------
Less Distributions
------------------
   Net Investment Income........................    (0.37)       (0.46)       (0.25)       (0.28)      (0.45)          (0.38)
   Net Realized Gains...........................       --           --           --           --       (0.96)          (0.54)
   Return of Capital............................       --           --           --           --       (0.01)             --
                                                 --------     --------     --------     --------     -------        --------
       Total Distributions......................    (0.37)       (0.46)       (0.25)       (0.28)      (1.42)          (0.92)
                                                 --------     --------     --------     --------     -------        --------
Net Asset Value, End of Period.                  $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95
                                                 ========     ========     ========     ========     =======        ========
Total Return....................................     1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%
                                                 --------     --------     --------     --------     -------        --------
Net Assets, End of Period (thousands)........... $106,316     $117,452     $128,106     $110,926     $93,988        $170,909
Ratio of Expenses to Average Net Assets.........     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)   0.61%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................     2.78%        2.25%        1.78%        2.39%       3.04%(B)        1.70%
Portfolio Turnover Rate.........................      N/A          N/A          N/A          N/A         N/A             N/A
                                                 --------     --------     --------     --------     -------        --------

                                                               DFA International Real Estate Securities Portfolio
                                                 -----------------------------------------------------------------------
                                                                                                 Period
                                                    Year         Year       Year      Year      Dec. 1,          Period
                                                   Ended      Ended Oct.   Ended     Ended      2007 to     March 1, 2007(a)
                                                  Oct. 31,       31,      Oct. 31,  Oct. 31,    Oct. 31,           to
                                                    2012         2011       2010      2009        2008       Nov. 30, 2007
                                                 ----------  ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period............ $     4.90  $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                                 ----------  ----------   --------  --------  --------          --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............       0.27        0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................       0.75       (0.33)      0.58      0.91     (5.08)            (0.76)
                                                 ----------  ----------   --------  --------  --------          --------
       Total From Investment
          Operations............................       1.02       (0.03)      0.89      1.17     (4.74)            (0.53)
                                                 ----------  ----------   --------  --------  --------          --------
Less Distributions
------------------
   Net Investment Income........................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains...........................         --          --         --        --        --                --
   Return of Capital............................         --          --         --        --        --                --
                                                 ----------  ----------   --------  --------  --------          --------
       Total Distributions......................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                                 ----------  ----------   --------  --------  --------          --------
Net Asset Value, End of Period.                  $     5.67  $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                                 ==========  ==========   ========  ========  ========          ========
Total Return....................................      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                                 ----------  ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)........... $1,531,708  $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.........       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................       5.45%       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.........................          3%          7%         6%        5%        1%(C)             2%(C)
                                                 ----------  ----------   --------  --------  --------          --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                   --------------------------------------------------------------
                                                                                                              Period
                                                        Year          Year         Year         Year         June 4,
                                                       Ended         Ended        Ended        Ended        2008(a) to
                                                      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                                        2012          2011         2010         2009           2008
                                                   ----------     --------     --------     --------     ----------
Net Asset Value, Beginning of Period.............. $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                                   ----------     --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.29         0.41         0.40         0.19           --
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       1.07         0.06         1.60         0.62        (3.96)
                                                   ----------     --------     --------     --------      -------
       Total From Investment Operations...........       1.36         0.47         2.00         0.81        (3.96)
                                                   ----------     --------     --------     --------      -------
Less Distributions
   Net Investment Income..........................      (0.24)       (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.............................         --           --           --           --           --
                                                   ----------     --------     --------     --------      -------
       Total Distributions........................      (0.24)       (0.54)       (0.47)       (0.10)          --
                                                   ----------     --------     --------     --------      -------
Net Asset Value, End of Period.................... $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
                                                   ==========     ========     ========     ========      =======
Total Return......................................      17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
                                                   ----------     --------     --------     --------      -------
Net Assets, End of Period (thousands)............. $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets...........       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........................        N/A          N/A          N/A          N/A          N/A
                                                   ----------     --------     --------     --------      -------

                                                                   DFA International Small Cap Value Portfolio
                                                   --------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,        Year
                                                     Ended        Ended       Ended       Ended        2007 to       Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,     Nov. 30,
                                                      2012         2011        2010        2009          2008         2007
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, Beginning of Period.............. $    14.85  $    16.16   $    14.92  $    10.82  $    22.05     $    21.71
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.34        0.34         0.24        0.26        0.52           0.46
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       0.61       (0.98)        1.22        4.14       (9.60)          1.66
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total From Investment Operations...........       0.95       (0.64)        1.46        4.40       (9.08)          2.12
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Less Distributions
   Net Investment Income..........................      (0.36)      (0.38)       (0.22)      (0.24)      (0.58)         (0.53)
   Net Realized Gains.............................      (0.28)      (0.29)          --       (0.06)      (1.57)         (1.25)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total Distributions........................      (0.64)      (0.67)       (0.22)      (0.30)      (2.15)         (1.78)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, End of Period.................... $    15.16  $    14.85   $    16.16  $    14.92  $    10.82     $    22.05
                                                   ==========  ==========   ==========  ==========  ==========     ==========
Total Return......................................       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C) 10.25%
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Assets, End of Period (thousands)............. $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748     $8,180,859
Ratio of Expenses to Average Net Assets...........       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.30%       2.05%        1.57%       2.19%       3.22%(B)       2.03%
Portfolio Turnover Rate...........................         18%         16%          18%         22%         16%(C)         18%
                                                   ----------  ----------   ----------  ----------  ----------     ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    International Vector Equity Portfolio
                                           -------------------------------------------------
                                                                                        Period
                                             Year       Year      Year      Year      August 14,
                                            Ended      Ended     Ended     Ended      2008(a) to
                                           Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                             2012       2011      2010      2009         2008
                                           --------  --------   --------  --------  ----------
Net Asset Value, Beginning of Period...... $   9.34  $  10.28   $   9.22  $   6.74   $ 10.00
                                           --------  --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......     0.27      0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............     0.14     (0.87)      1.05      2.46     (3.32)
                                           --------  --------   --------  --------   -------
       Total From Investment
         Operations.......................     0.41     (0.58)      1.23      2.63     (3.26)
                                           --------  --------   --------  --------   -------
Less Distributions
   Net Investment Income..................    (0.27)    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.....................    (0.15)    (0.07)        --        --        --
                                           --------  --------   --------  --------   -------
       Total Distributions................    (0.42)    (0.36)     (0.17)    (0.15)       --
                                           --------  --------   --------  --------   -------
Net Asset Value, End of Period............ $   9.33  $   9.34   $  10.28  $   9.22   $  6.74
                                           ========  ========   ========  ========   =======
Total Return..............................     4.90%    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                           --------  --------   --------  --------   -------
Net Assets, End of Period (thousands)..... $561,399  $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets...     0.54%     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................     0.54%     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................     2.94%     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate...................        5%       10%         5%        8%        0%(C)
                                           --------  --------   --------  --------   -------

                                                  World ex U.S. Value Portfolio
                                           ----------------------------------

                                              Year        Year        Period Aug.
                                             Ended       Ended        23, 2010(a)
                                            Oct. 31,    Oct. 31,          to
                                              2012        2011       Oct. 31, 2010
                                           --------    --------    -------------
Net Asset Value, Beginning of Period...... $  9.96     $ 11.35        $ 10.00
                                           -------     -------        -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......    0.29        0.30           0.02
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............   (0.05)      (1.35)          1.33
                                           -------     -------        -------
       Total From Investment
         Operations.......................    0.24       (1.05)          1.35
                                           -------     -------        -------
Less Distributions
   Net Investment Income..................   (0.26)      (0.26)            --
   Net Realized Gains.....................      --       (0.08)            --
                                           -------     -------        -------
       Total Distributions................   (0.26)      (0.34)            --
                                           -------     -------        -------
Net Asset Value, End of Period............ $  9.94     $  9.96        $ 11.35
                                           =======     =======        =======
Total Return..............................    2.70%      (9.59)%        13.50%(C)
                                           -------     -------        -------
Net Assets, End of Period (thousands)..... $57,197     $47,165        $29,616
Ratio of Expenses to Average Net Assets...    0.60%(D)    0.60%D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................    0.84%(D)    0.91%(D)       1.37%(B)(D)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................    2.97%       2.64%          0.76%(B)(E)
Portfolio Turnover Rate...................     N/A         N/A            N/A
                                           -------     -------        -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  Selectively Hedged
                                                                Global Equity Portfolio
                                                                -----------------------
                                                                        Period
                                                                       Nov. 14,
                                                                      2011(a) to
                                                                       Oct. 31,
                                                                         2012
                                                                -----------------------
Net Asset Value, Beginning of Period...........................         $ 10.00
                                                                        -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............................            0.22
   Net Gains (Losses) on Securities (Realized and Unrealized)..            0.87
                                                                        -------
       Total From Investment Operations........................            1.09
                                                                        -------
Less Distributions
------------------
   Net Investment Income.......................................           (0.22)
   Net Realized Gains..........................................              --
                                                                        -------
       Total Distributions.....................................           (0.22)
                                                                        -------
Net Asset Value, End of Period.................................         $ 10.87
                                                                        =======
Total Return...................................................           11.11%(C)
                                                                        -------
Net Assets, End of Period (thousands)..........................         $34,950
Ratio of Expenses to Average Net Assets(D).....................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)(D).....................................................            1.00%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........            2.13%(B)(E)
Portfolio Turnover Rate........................................             N/A

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Emerging Markets Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.55        0.61         0.48        0.42        0.70            0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.37       (2.53)        6.07        8.42      (16.85)           9.88
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       0.92       (1.92)        6.55        8.84      (16.15)          10.52
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
   Net Realized Gains.................      (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to Average Net
  Assets(D)...........................       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets..................       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
                                       ----------  ----------   ----------  ----------  ----------      ----------

                                                          Emerging Markets Small Cap Portfolio
                                       -------------------------------------------------------------------------
                                                                                           Period
                                          Year         Year        Year        Year       Dec. 1,        Year
                                         Ended        Ended       Ended       Ended       2007 to       Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                          2012         2011        2010        2009         2008         2007
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, Beginning of Period.. $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                                       ----------  ----------   ----------  ----------  --------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.40        0.42         0.34        0.26      0.44            0.31
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.83       (3.67)        6.79        8.14    (12.95)           6.86
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total From Investment
         Operations...................       1.23       (3.25)        7.13        8.40    (12.51)           7.17
                                       ----------  ----------   ----------  ----------  --------      ----------
Less Distributions
   Net Investment Income..............      (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
   Net Realized Gains.................      (0.40)      (0.76)          --          --     (1.49)          (1.13)
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total Distributions............      (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, End of Period........ $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
                                       ==========  ==========   ==========  ==========  ========      ==========
Total Return..........................       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands)  $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to Average Net
  Assets(D)...........................       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment Income to
  Average Net Assets..................       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
                                       ----------  ----------   ----------  ----------  --------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        Emerging Markets Value Portfolio-Class R2 Shares +
                                      ------------------------------------------------

                                        Year     Year      Year     Year        Period
                                       Ended    Ended     Ended    Ended   Jan. 29, 2008(a)
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,        to
                                        2012     2011      2010     2009    Oct. 31, 2008
                                      -------- --------  -------- -------- ----------------
Net Asset Value, Beginning of Period. $ 29.02  $ 36.35   $ 46.84  $ 85.43      $187.35
                                      -------  -------   -------  -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................    0.50     0.20      0.56     0.56         3.93
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........   (0.45)   (5.45)     9.18    21.36       (92.36)
                                      -------  -------   -------  -------      -------
   Total from Investment
     Operations......................    0.05    (5.25)     9.74    21.92       (88.43)
                                      -------  -------   -------  -------      -------
Less Distributions
------------------
   Net Investment Income.............   (0.47)   (0.45)    (7.12)   (6.00)      (13.49)
   Net Realized Gains................   (0.39)   (1.63)   (13.11)  (54.52)          --
                                      -------  -------   -------  -------      -------
       Total Distributions...........   (0.86)   (2.08)   (20.23)  (60.52)      (13.49)
                                      -------  -------   -------  -------      -------
Net Asset Value, End of Period....... $ 28.21  $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                      =======  =======   =======  =======      =======
Total Return.........................    0.43%  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                      -------  -------   -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $99,111  $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net
  Assets (D).........................    0.86%    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets.................    1.78%    1.56%     1.39%    1.39%        3.35%(B)(E)

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                      ------------------------------------------------------------------------------
                                                                                              Period
                                          Year         Year          Year        Year        Dec. 1,
                                         Ended        Ended         Ended       Ended        2007 to      Year Ended
                                        Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011          2010        2009          2008          2007
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                                      -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.57         0.64          0.45        0.38        0.98            0.78
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                                      -----------  -----------   -----------  ----------  ----------      ----------
   Total from Investment
     Operations......................        0.13        (5.08)         8.46       12.79      (24.50)          15.60
                                      -----------  -----------   -----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income.............       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
   Net Realized Gains................       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                                      -----------  -----------   -----------  ----------  ----------      ----------
       Total Distributions...........       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
                                      ===========  ===========   ===========  ==========  ==========      ==========
Total Return.........................        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to Average Net
  Assets (D).........................        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets.................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Emerging Markets Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.41        0.43         0.30        0.25        0.43            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.64       (2.22)        5.11        6.81      (10.84)           6.45
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income...........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.08)          (0.06)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average Net Assets............       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)............................       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate............................          1%          1%           4%          6%          3%(C)           2%
                                                    ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/12
------------                                 --------------------------------------------------- -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          78%
Japanese Small Company Portfolio             The Japanese Small Company Series                        17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   2%
Continental Small Company Portfolio          The Continental Small Company Series                      5%
Emerging Markets Portfolio                   The Emerging Markets Series                              96%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                        83%
                                             The Asia Pacific Small Company Series                    76%
                                             The United Kingdom Small Company Series                  98%
                                             The Continental Small Company Series                     95%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     21%
                                             DFA International Real Estate Securities Portfolio       35%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                        1%
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%

           U.S. Core Equity 1 Portfolio                        0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio**............. 0.21%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio**...... 0.29%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

** The investment advisory fee has been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2012 as a result of a decrease in the investment advisory fees for DFA Real Estate Securities Portfolio and DFA Global Real Estate Securities Portfolio from 0.30% to 0.17%, and 0.35% to 0.27%, respectively effective February 28, 2012.

   For the year ended October 31, 2012, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40% United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                                    Recovery    Waived
                                                                       of       Fees/
                                                                   Previously  Expenses
                                                                     Waived    Assumed
                                                         Expense     Fees/    Subject to
                                                        Limitation  Expenses    Future
Institutional Class Shares                                Amount    Assumed    Recovery
--------------------------                              ---------- ---------- ----------
U.S. Targeted Value Portfolio (1)......................    0.50%       --           --
U.S. Core Equity 1 Portfolio (2).......................    0.23%       --           --
U.S. Core Equity 2 Portfolio (2).......................    0.26%       --           --
U.S. Vector Equity Portfolio (2).......................    0.36%       --           --
DFA Real Estate Securities Portfolio (2)...............    0.18%       --       $  321
International Core Equity Portfolio (2)................    0.49%       --           --
International Small Company Portfolio (3)..............    0.45%       --           --
Japanese Small Company Portfolio (4)...................    0.47%       --           --
Asia Pacific Small Company Portfolio (4)...............    0.47%       --           --
United Kingdom Small Company Portfolio (4).............    0.47%       --           34
Continental Small Company Portfolio (4)................    0.47%       --           --
DFA International Real Estate Securities Portfolio (2).    0.65%       --           --
DFA Global Real Estate Securities Portfolio (5)........    0.32%       --        6,990
International Vector Equity Portfolio (2)..............    0.60%       --           --
World ex U.S. Value Portfolio (9)......................    0.60%       --          289
Selectively Hedged Global Equity Portfolio (10)........    0.40%       --          150
Emerging Markets Core Equity Portfolio (2).............    0.85%       --           --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (6)......................    0.62%       --           --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (7)......................    0.77%       --           --
Emerging Markets Value Portfolio (8)...................    0.96%       --           --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5)Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares'

   Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Large Cap International Portfolio..................    $ 8
         International Core Equity Portfolio................     25
         DFA International Real Estate Securities Portfolio.      9
         DFA International Small Cap Value Portfolio........     38
         International Vector Equity Portfolio..............      3
         Emerging Markets Core Equity Portfolio.............     97

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  6
            U.S. Large Cap Value Portfolio....................  205
            U.S. Targeted Value Portfolio.....................   53
            U.S. Small Cap Value Portfolio....................  200
            U.S. Core Equity 1 Portfolio......................   73
            U.S. Core Equity 2 Portfolio......................  130
            U.S. Vector Equity Portfolio......................   41
            U.S. Small Cap Portfolio..........................   90
            U.S. Micro Cap Portfolio..........................  102
            DFA Real Estate Securities Portfolio..............   69
            Large Cap International Portfolio.................   47
            International Core Equity Portfolio...............  120
            International Small Company Portfolio.............  142
            Japanese Small Company Portfolio..................    5
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    4
            DFA International Real Estate Securities Portfolio   23
            DFA Global Real Estate Securities Portfolio.......   13
            DFA International Small Cap Value Portfolio.......  220
            International Vector Equity Portfolio.............    8
            World ex U.S. Value Portfolio.....................   --
            Selectively Hedged Global Equity Portfolio........   --
            Emerging Markets Portfolio........................   65
            Emerging Markets Small Cap Portfolio..............   37
            Emerging Markets Value Portfolio..................  246
            Emerging Markets Core Equity Portfolio............   91

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government    Other Investment
                                          Securities          Securities
                                       ----------------- ---------------------
                                       Purchases  Sales  Purchases    Sales
                                       --------- ------- ---------- ----------
 Enhanced U.S. Large Company Portfolio $ 30,470  $31,289 $  129,078 $   93,432
 U.S. Targeted Value Portfolio........       --       --    700,680    568,136
 U.S. Small Cap Value Portfolio.......       --       --  1,009,884  1,408,766
 U.S. Core Equity 1 Portfolio.........       --       --    777,696    149,154
 U.S. Core Equity 2 Portfolio.........       --       --    614,037    323,458
 U.S. Vector Equity Portfolio.........       --       --    169,789    259,744
 U.S. Small Cap Portfolio.............       --       --    934,088    650,227
 U.S. Micro Cap Portfolio.............       --       --    503,779    722,201
 DFA Real Estate Securities Portfolio.       --       --    291,548      1,945
 Large Cap International Portfolio....       --       --    362,935     67,624
 International Core Equity Portfolio..       --       --  1,220,075    272,785
 DFA International Real Estate
   Securities Portfolio...............       --       --    311,637     41,432
 DFA International Small Cap Value
   Portfolio..........................       --       --  2,041,806  1,382,840
 International Vector Equity Portfolio       --       --    159,914     26,835
 Emerging Markets Core Equity
   Portfolio..........................       --       --  3,141,187    101,178

   For the year ended October 31, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                               DFA Global Real Estate Securities Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio............... $ 520,990  $ 777,963  $ 203,609 $ 9,377 $ 19,056        --
DFA International Real Estate Securities Portfolio.   346,939    531,474    117,734   5,823   17,980        --

                                                                      World ex U.S. Value Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
Affiliated Investment Company                       10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
DFA International Small Cap Value Portfolio........ $   3,724  $   4,703  $   1,070 $   266 $     50       $80

                                                               Selectively Hedged Global Equity Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.......................        --     14,297  $  14,431 $ 1,451 $    157        --
International Core Equity Portfolio................        --     12,942     13,834   1,616      291        --
Emerging Markets Core Equity Portfolio.............        --      6,554      6,915     601       96        --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
 Enhanced U.S. Large Company
   Portfolio.....................          --        $  1,418       $ (1,418)
 U.S. Large Cap Value Portfolio..          --              --             --
 U.S. Targeted Value Portfolio...     $14,816          (1,983)       (12,833)
 U.S. Small Cap Value Portfolio..      38,929          (4,198)       (34,731)
 U.S. Core Equity 1 Portfolio....       3,210          (3,210)            --
 U.S. Core Equity 2 Portfolio....       5,891          (3,883)        (2,008)
 U.S. Vector Equity Portfolio....       2,907          (2,567)          (340)
 U.S. Small Cap Portfolio........      16,124          (2,807)       (13,317)
 U.S. Micro Cap Portfolio........      17,306          (2,586)       (14,720)
 DFA Real Estate Securities
   Portfolio.....................      (4,553)         30,065        (25,512)
 Large Cap International
   Portfolio.....................          --             168           (168)
 International Core Equity
   Portfolio.....................       3,294           6,514         (9,808)
 International Small Company
   Portfolio.....................       7,038           8,475        (15,513)
 Japanese Small Company Portfolio      (3,801)            156          3,645
 Asia Pacific Small Company
   Portfolio.....................          --           1,613         (1,613)
 United Kingdom Small Company
   Portfolio.....................          --               6             (6)
 Continental Small Company
   Portfolio.....................          --             143           (143)
 DFA International Real Estate
   Securities Portfolio..........       6,163          (5,018)        (1,145)
 DFA Global Real Estate
   Securities Portfolio..........         333            (333)            --
 DFA International Small Cap
   Value Portfolio...............      12,583           3,318        (15,901)
 International Vector Equity
   Portfolio.....................         603             261           (864)
 World ex U.S. Value Portfolio...          --              (2)             2
 Selectively Hedged Global
   Equity Portfolio..............          (2)            164           (162)
 Emerging Markets Portfolio......       3,533          (2,668)          (865)
 Emerging Markets Small Cap
   Portfolio.....................       4,566          (1,171)        (3,395)
 Emerging Markets Value Portfolio      26,372         (14,251)       (12,121)
 Emerging Markets Core Equity
   Portfolio.....................       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 International Small Company Portfolio
 2011...................................    $188,546      $  5,851    $194,397
 2012...................................     169,495       110,049     279,544
 Japanese Small Company Portfolio
 2011...................................       2,305            --       2,305
 2012...................................       4,541            --       4,541
 Asia Pacific Small Company Portfolio
 2011...................................       6,964            --       6,964
 2012...................................       9,333            --       9,333
 United Kingdom Small Company Portfolio
 2011...................................       1,071            --       1,071
 2012...................................         992            --         992
 Continental Small Company Portfolio
 2011...................................       3,562            --       3,562
 2012...................................       2,958            --       2,958
 DFA International Real Estate
   Securities Portfolio
 2011...................................     107,338            --     107,338
 2012...................................      60,194            --      60,194
 DFA Global Real Estate Securities
   Portfolio
 2011...................................      41,782            --      41,782
 2012...................................      26,050            --      26,050
 DFA International Small Cap Value
   Portfolio
 2011...................................     190,869       143,816     334,685
 2012...................................     206,370       131,063     337,433
 International Vector Equity Portfolio
 2011...................................      12,224         2,659      14,883
 2012...................................      14,733         6,546      21,279
 World ex U.S. Value Portfolio
 2011...................................       1,025           195       1,220
 2012...................................       1,438            --       1,438
 Selectively Hedged Global Equity
   Portfolio
 2012...................................         534            --         534
 Emerging Markets Portfolio
 2011...................................      45,589       141,595     187,184
 2012...................................      51,664        91,664     143,328
 Emerging Markets Small Cap Portfolio
 2011...................................      36,754        61,095      97,849
 2012...................................      42,163        40,014      82,177

                                           Net Investment
                                        Income and Short-Term   Long-Term
                                            Capital Gains     Capital Gains   Total
                                        --------------------- ------------- ----------
Emerging Markets Value Portfolio
2011...................................      $  302,552        $  486,583   $  789,135
2012...................................         300,146           202,987      503,133
Emerging Markets Core Equity Portfolio
2011...................................          89,989                --       89,989
2012...................................         143,349                --      143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                       Net Investment
                                                    Income and Short-Term   Long-Term
                                                        Capital Gains     Capital Gains   Total
                                                    --------------------- ------------- ---------
U.S. Targeted Value Portfolio......................        $ 2,730           $12,108    $  14,838
U.S. Small Cap Value Portfolio.....................          5,603            33,373       38,976
U.S. Core Equity 1 Portfolio.......................          3,212                --        3,212
U.S. Core Equity 2 Portfolio.......................          3,889             2,008        5,897
U.S. Vector Equity Portfolio.......................          2,572               337        2,909
U.S. Small Cap Portfolio...........................          3,324            14,276       17,600
U.S. Micro Cap Portfolio...........................          2,595            14,720       17,315
DFA Real Estate Securities Portfolio...............          3,870                --        3,870
International Core Equity Portfolio................          3,294                --        3,294
International Small Company Portfolio..............          5,610             1,428        7,038
DFA International Real Estate Securities Portfolio.          6,164                --        6,164
DFA Global Real Estate Securities Portfolio........            334                --          334
DFA International Small Cap Value Portfolio........          7,741             4,842       12,583
International Vector Equity Portfolio..............            529                73          602
Emerging Markets Portfolio.........................          2,219             1,313        3,532
Emerging Markets Small Cap Portfolio...............          1,663             2,902        4,565
Emerging Markets Value Portfolio...................         12,592            13,781       26,373
Emerging Markets Core Equity Portfolio.............          3,512                --        3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                Total Net
                                       Net Investment                             Distributable
                                         Income and   Undistributed    Capital      Earnings
                                         Short-Term     Long-Term       Loss      (Accumulated
                                       Capital Gains  Capital Gains Carry forward    Losses)
                                       -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio.    $   829             --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio........     25,672             --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio.........     15,300       $162,041              --       177,341

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed    Capital      Earnings
                                                      Short-Term     Long-Term       Loss      (Accumulated
                                                    Capital Gains  Capital Gains Carry forward    Losses)
                                                    -------------- ------------- ------------- -------------
U.S. Small Cap Value Portfolio.....................    $ 19,961     $  380,033            --     $ 399,994
U.S. Core Equity 1 Portfolio.......................      10,765             --     $ (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557         55,731            --        72,288
U.S. Vector Equity Portfolio.......................       2,760          3,354            --         6,114
U.S. Small Cap Portfolio...........................      14,498        228,599            --       243,097
U.S. Micro Cap Portfolio...........................       5,022        176,210            --       181,232
DFA Real Estate Securities Portfolio...............      23,668             --      (206,280)     (182,612)
Large Cap International Portfolio..................      11,172             --      (200,200)     (189,028)
International Core Equity Portfolio................      30,479             --      (102,483)      (72,004)
International Small Company Portfolio..............      41,410         38,970            --        80,380
Japanese Small Company Portfolio...................       2,654             --       (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418             --       (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285             --        (2,141)       (1,856)
Continental Small Company Portfolio................         398             --       (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177             --      (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635             --        (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165        116,761            --       165,926
International Vector Equity Portfolio..............       2,688          2,006            --         4,694
World ex U.S. Value Portfolio......................         391             --        (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.........         113             56            --           169
Emerging Markets Portfolio.........................       8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio...............      20,186         92,087            --       112,273
Emerging Markets Value Portfolio...................      80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.............      33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
  Portfolio.......................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
  Portfolio.......................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
  Portfolio.......................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
  Portfolio....................... $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
  Portfolio.......................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
  Portfolio.......................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
  Portfolio.......................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
  Securities
Portfolio.........................     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
  Portfolio.......................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                 Net
                                                                                              Unrealized
                                                     Federal     Unrealized    Unrealized    Appreciation
                                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                                    ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $   186,486  $    2,903   $      (765)    $    2,138
U.S. Large Cap Value Portfolio.....................   6,140,128   2,467,500      (271,721)     2,195,779
U.S. Targeted Value Portfolio......................   3,026,575     667,745      (239,644)       428,101
U.S. Small Cap Value Portfolio.....................   7,183,358   1,842,772    (1,069,174)       773,598
U.S. Core Equity 1 Portfolio.......................   4,847,550   1,068,416      (319,250)       749,166
U.S. Core Equity 2 Portfolio.......................   6,886,186   1,646,567      (655,798)       990,769
U.S. Vector Equity Portfolio.......................   2,050,758     486,177      (243,659)       242,518
U.S. Small Cap Portfolio...........................   4,877,786   1,157,715      (527,342)       630,373
U.S. Micro Cap Portfolio...........................   3,406,639   1,090,293      (597,410)       492,883
DFA Real Estate Securities Portfolio...............   3,265,231   1,218,798      (217,008)     1,001,790
Large Cap International Portfolio..................   2,174,307     444,225      (303,931)       140,294
International Core Equity Portfolio................   7,518,294     944,964    (1,231,408)      (286,444)
International Small Company Portfolio..............   6,375,771   1,299,558    (1,248,452)        51,106
Japanese Small Company Portfolio...................     367,232      76,200      (149,345)       (73,145)
Asia Pacific Small Company Portfolio...............     231,922      77,591       (71,231)         6,360
United Kingdom Small Company Portfolio.............      24,456      29,706       (22,840)         6,866
Continental Small Company Portfolio................     109,207      80,760       (83,614)        (2,854)
DFA International Real Estate Securities Portfolio    1,753,188      31,604      (118,544)       (86,940)
DFA Global Real Estate Securities Portfolio........   1,035,537     305,845       (29,777)       276,068
DFA International Small Cap Value Portfolio........   9,781,836   1,487,653    (2,230,461)      (742,808)
International Vector Equity Portfolio..............     572,687     108,890       (61,389)        47,501
World ex U.S. Value Portfolio......................      55,484       2,720          (991)         1,729
Selectively Hedged Global Equity Portfolio.........      32,594       2,557          (278)         2,279
Emerging Markets Portfolio.........................   1,811,436   1,146,786      (159,966)       986,820
Emerging Markets Small Cap Portfolio...............   2,623,683     604,775      (319,549)       285,226
Emerging Markets Value Portfolio...................  17,049,862   2,580,395    (2,935,153)      (354,758)
Emerging Markets Core Equity Portfolio.............   8,662,464   1,523,526      (889,270)       634,256

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (the U.S. Micro Cap Portfolio, U.S. Small Cap Value Portfolio and U.S. Small Cap Portfolio, respectively) (the "Portfolios"), having 100% investment in their respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective Portfolios (the RIC feeders), with the respective Portfolios deemed the surviving entities. The final tax year end of the master funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC")
(S)337(a), each of the master funds recognized no gain or loss and, pursuant to IRC (S)332(a), each of the Portfolios recognized no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, each of the Portfolios maintained each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure with the Enhanced U.S. Large Company Portfolio having 100% investment in the respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the master fund was October 31, 2008. For Federal income tax purposes, pursuant to IRC (S)337(a), the master fund did not recognize any gain or loss and, pursuant to IRC (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, the Portfolio maintained its respective master fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of the fund's shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended
October 31, 2009.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                           Oct. 31, 2012         Oct. 31, 2011
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio

Class R1 Shares
    Shares Issued..................................... $     5,787      353  $     9,612      586
    Shares Issued in Lieu of Cash Distributions.......         730       48          362       23
    Shares Redeemed...................................      (7,953)    (486)      (7,533)    (462)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    (1,436)     (85) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
    Shares Issued..................................... $     4,727      288  $     9,524      636
    Shares Issued in Lieu of Cash Distributions.......         162       11           56        4
    Shares Redeemed...................................      (4,413)    (273)      (5,191)    (324)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       476       26  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $   772,443   47,901  $   905,224   55,728
    Shares Issued in Lieu of Cash Distributions.......      39,875    2,618       20,970    1,322
    Shares Redeemed...................................    (649,785) (39,847)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   162,533   10,672  $   195,006   11,730
                                                       ===========  =======  ===========  =======
Emerging Markets Value Portfolio

Class R2 Shares
    Shares Issued..................................... $    61,477    2,199  $    95,176    3,360
    Shares Issued in Lieu of Cash Distributions.......       2,784      106        2,336       68
    Shares Redeemed...................................     (40,795)  (1,486)     (50,507)  (1,599)
    Shares Reduced by Conversion of Shares............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    23,466      819  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $ 5,047,163  179,634  $ 6,396,694  187,544
    Shares Issued in Lieu of Cash Distributions.......     436,347   16,644      709,030   20,853
    Shares Redeemed...................................  (2,278,812) (81,493)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 3,204,698  114,785  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                    Contract  October 31,    Gain
       Date    Amount**     Currency        Amount      2012       (Loss)
    ---------- -------- ------------------ --------  ----------- ----------
     11/29/12   (8,956) Canadian Dollars   $ (9,032)  $ (8,962)   $    70
     12/04/12  (32,449) Euro                (40,826)   (42,071)    (1,245)
     12/04/12   (3,232) Euro                 (4,216)    (4,190)        26
     11/30/12   (2,638) UK Pound Sterling    (4,225)    (4,257)       (32)
                                           --------   --------    -------
                                           $(58,299)  $(59,480)   $(1,181)
                                           ========   ========    =======

Selectively Hedged Global Equity Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                     Contract October 31,    Gain
       Date    Amount**      Currency        Amount     2012       (Loss)
    ---------- --------  ------------------ -------- ----------- ----------
     01/03/13      (704) Danish Kroner      $  (123)   $  (123)       --
     11/05/12    (2,060) Euro                (2,557)    (2,670)    $(113)
     11/05/12     2,060  Euro                 2,672      2,672        --
     12/21/12    (2,205) Euro                (2,861)    (2,861)       --
     12/06/12    (7,135) Hong Kong Dollars     (920)      (921)       (1)
     12/06/12     7,135  Hong Kong Dollars      921        921        --
     11/05/12  (169,889) Japanese Yen        (2,175)    (2,128)       47
     11/05/12   169,889  Japanese Yen         2,127      2,127        --
     12/21/12  (174,983) Japanese Yen        (2,192)    (2,192)       --
     11/05/12      (696) Swiss Francs          (720)      (747)      (27)
     11/05/12       696  Swiss Francs           748        748        --
     12/21/12      (719) Swiss Francs          (773)      (773)       --
                                            -------    -------     -----
                                            $(5,853)   $(5,947)    $ (94)
                                            =======    =======     =====

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(45,176) and $(4,956) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the

Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                                Approximate
                                                                     Expiration Number of  Contract Unrealized     Cash
                                                  Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                             ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio....... S&P 500 Index(R)        12/21/2012    519     $182,532   $2,826         --
Selectively Hedged Global Equity Portfolio.  S&P 500 Index(R) Emini  12/21/2012     13          914      (17)       $46

Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $173,800 and $798 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2012:

                             Location on the Statements of Assets and Liabilities
                            -------------------------------------------------------
Derivative Type                 Asset Derivatives         Liability Derivatives
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                       Asset Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $ 2,922              $96          $2,826*
Selectively Hedged Global Equity
  Portfolio........................          30               47             (17)*

                                                      Liability Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $(1,277)        $(1,277)              --
Selectively Hedged Global Equity
  Portfolio........................        (141)           (141)              --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

Derivative Type                             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             ---------------------------------------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation
                            (Depreciation) of: Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2012 (amounts in thousands):

                                                    Realized Gain (Loss)
                                                       on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $32,394     $1,826     $30,568
    U.S. Targeted Value Portfolio*.............   3,336         --       3,336
    U.S. Small Cap Value Portfolio*............     954         --         954
    U.S. Vector Equity Portfolio*..............    (850)        --        (850)
    U.S. Micro Cap Portfolio*..................     385         --         385
    DFA Real Estate Securities Portfolio*......     (46)        --         (46)
    Selectively Hedged Global Equity Portfolio.     271        161         110
    Emerging Markets Core Equity Portfolio*....   1,190         --       1,190

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $(7,466)    $ (880)    $(6,586)
    U.S. Small Cap Value Portfolio.............    (536)        --        (536)
    Selectively Hedged Global Equity Portfolio.    (111)       (94)        (17)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.85%       $ 6,627         43        $ 7        $24,575
U.S. Small Cap Value Portfolio.....................     0.87%         6,351         51          8         30,792
U.S. Core Equity 2 Portfolio.......................     0.87%         2,328          8         --          6,239
U.S. Vector Equity Portfolio.......................     0.85%         2,358         15          1          4,214
U.S. Small Cap Portfolio...........................     0.90%         6,755         13          2         12,219
U.S. Micro Cap Portfolio...........................     0.87%         4,146         47          5          9,570
DFA Real Estate Securities Portfolio...............     0.82%           722          7         --          2,460
Large Cap International Portfolio..................     0.87%         1,931         32          2          4,848
International Core Equity Portfolio................     0.82%        15,473         22          8         33,740
International Small Company Portfolio..............     0.88%         2,384         24          1         11,057
DFA International Real Estate Securities Portfolio.     0.83%         4,454         22          2         16,074
DFA Global Real Estate Securities Portfolio........     0.83%         4,185          2         --          7,895
DFA International Small Cap Value Portfolio........     0.83%         8,844         21          4         44,344
International Vector Equity Portfolio..............     0.85%           947         56          1          4,219
World ex U.S. Value Portfolio......................     0.87%           124         30         --          1,777
Emerging Markets Core Equity Portfolio.............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $189,066 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                  Approximate
                                                                                                   Percentage
                                                                                     Number of   of Outstanding
                                                                                    Shareholders     Shares
                                                                                    ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares................      3             76%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.......................      3             76%
U.S. Targeted Value Portfolio -- Class R1 Shares...................................      1             93%
U.S. Targeted Value Portfolio -- Class R2 Shares...................................      2             57%
U.S. Targeted Value Portfolio -- Institutional Class Shares........................      2             54%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.......................      2             51%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.........................      3             67%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.........................      3             64%
U.S. Vector Equity Portfolio -- Institutional Class Shares.........................      4             91%
U.S. Small Cap Portfolio -- Institutional Class Shares.............................      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares.............................      3             65%
DFA Real Estate Securities Portfolio -- Institutional Class Shares.................      3             75%
Large Cap International Portfolio -- Institutional Class Shares....................      2             65%
International Core Equity Portfolio -- Institutional Class Shares..................      2             58%
International Small Company Portfolio -- Institutional Class Shares................      2             44%
Japanese Small Company Portfolio -- Institutional Class Shares.....................      1             68%
Asia Pacific Small Company Portfolio -- Institutional Class Shares.................      2             79%
United Kingdom Small Company Portfolio -- Institutional Class Shares...............      2             85%
Continental Small Company Portfolio -- Institutional Class Shares..................      4             92%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares ..      3             82%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares..........      3             90%
DFA International Small Cap Value Portfolio -- Institutional Class Shares..........      2             50%
International Vector Equity Portfolio -- Institutional Class Shares................      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares........................      3             76%
Selectively Hedged Global Equity Portfolio.........................................      1             87%
Emerging Markets Portfolio -- Institutional Class Shares...........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares.................      2             37%
Emerging Markets Value Portfolio -- Class R2 Shares................................      3             78%
Emerging Markets Value Portfolio -- Institutional Class Shares.....................      1             17%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares...............      2             54%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHART

DFA Commodity Strategy Portfolio vs. Dow Jones-UBS Commodity Index Total Return November 9, 2010-October 31, 2012

                                                                                   Dow Jones-UBS
                                                                                     Commodity
                                                                  DFA Commodity     Index Total
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Strategy Portfolio    Return
---------   ---------- ----------- ----------------- ---------- ------------------ -------------
2010-11-09  2010-11-30    -5.20%         -5.86%         11/2010          10000            10000
2010-11-30  2010-12-31    10.38%         10.69%         11/2010           9480       9414.11452
2010-12-31  2011-01-31     1.15%          1.00%         12/2010      10464.222      10420.38828
2011-01-31  2011-02-28     2.08%          1.32%         01/2011    10584.27043      10524.90582
2011-02-28  2011-03-31     1.90%          2.06%         02/2011    10804.35923       10663.6125
2011-03-31  2011-04-30     3.91%          3.46%         03/2011     11009.5018         10883.77
2011-04-30  2011-05-31    -4.81%         -5.06%         04/2011    11439.87323      11260.68062
2011-05-31  2011-06-30    -5.07%         -5.04%         05/2011    10889.39814      10691.09062
2011-06-30  2011-07-31     3.29%          2.96%         06/2011    10337.46641      10151.80742
2011-07-31  2011-08-31     1.03%          1.00%         07/2011    10678.04186      10452.47858
2011-08-31  2011-09-30   -14.85%        -14.73%         08/2011    10788.22803      10556.85703
2011-09-30  2011-10-31     6.66%          6.62%         09/2011    9186.713807      9001.305199
2011-10-31  2011-11-30    -2.66%         -2.22%         10/2011    9798.492786      9597.042182
2011-11-30  2011-12-31    -3.56%         -3.75%         11/2011    9537.734535      9384.080937
2011-12-31  2012-01-31     3.06%          2.47%         12/2011    9198.539504      9032.374967
2012-01-31  2012-02-29     2.87%          2.70%         01/2012    9480.332835      9255.733858
2012-02-29  2012-03-31    -4.02%         -4.14%         02/2012    9752.062121      9505.517422
2012-03-31  2012-04-30    -0.65%         -0.42%         03/2012    9359.564267      9112.317892
2012-04-30  2012-05-31    -8.66%         -9.13%         04/2012     9299.17998      9073.750917
2012-05-31  2012-06-30     4.65%          5.49%         05/2012    8494.056172      8245.136891
2012-06-30  2012-07-31     6.81%          6.47%         06/2012    8888.618418      8698.040611
2012-07-31  2012-08-31     1.91%          1.30%         07/2012     9493.97268      9260.683168
2012-08-31  2012-09-30     1.70%          1.71%         08/2012    9675.578961      9380.919803
2012-09-30  2012-10-31    -3.49%         -3.87%         09/2012    9840.087623      9540.916081
                                                     10/31/2012    9496.593805      9171.406896

                           One Year  From 11/09/2010
                           --------  ---------------
                            -3.08%        -2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

Commodity Market Review                        12 Months Ended October 31, 2012

   During the fiscal year ending, October 31, 2012, commodities produced mixed results. The commodity market was initially driven lower through the first seven months of the period by declining natural gas prices. A combination of a mild winter and increased supply from improved shale drilling technology led to natural gas spot prices in the summer of 2012 that were less than half of the prior summer and at levels not seen in over a decade. The last four months of the period would provide for a recovery in the commodity market driven by a significant drought in the U.S. which reduced supply and increased prices for soybeans, corn, and wheat.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2012, the total return was -3.08% for the Portfolio and -4.44% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance was due to the excess return generated by the fixed income assets.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the twenty commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from -41.7% (natural gas) to +33.7% (soybean). In the fiscal year, no excess return was provided by the strategy's approach of "rolling" its underlying futures contracts prior to the index roll.

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.67 to 1.85 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              Six Months Ended October 31, 2012
EXPENSE TABLES

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $1,021.23    0.36%    $1.83
     Hypothetical 5% Annual Return. $1,000.00 $1,023.33    0.36%    $1.83

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  45.4%
                           Government.........   3.0%
                           Foreign Corporate..  23.8%
                           Foreign Government.  16.7%
                           Supranational......  11.1%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
BONDS -- (89.1%)
AUSTRALIA -- (5.3%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14.......................................    960  $ 1,026,508
Commonwealth Bank of Australia
(u) 1.250%, 09/18/15.......................................  2,780    2,805,123
National Australia Bank, Ltd.
(e) 5.500%, 05/20/15.......................................  6,500    9,365,773
Westpac Banking Corp.
(u) 4.200%, 02/27/15.......................................  9,500   10,204,016
                                                                    -----------
TOTAL AUSTRALIA............................................          23,401,420
                                                                    -----------
AUSTRIA -- (1.3%)
KA Finanz AG
   2.250%, 03/24/14........................................    700      930,255
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13........................................  2,000    2,687,604
(u) 4.500%, 03/09/15.......................................  2,000    2,178,200
                                                                    -----------
TOTAL AUSTRIA..............................................           5,796,059
                                                                    -----------
CANADA -- (7.4%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15.......................................  6,400    6,568,531
(u) 3.400%, 01/22/15.......................................  1,800    1,911,281
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14.......................................  2,200    2,361,711
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    900      913,267
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      632,006
Enbridge, Inc.
(u) 5.800%, 06/15/14.......................................  1,900    2,050,315
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,466,967
Husky Energy, Inc.
(u) 5.900%, 06/15/14.......................................  2,500    2,699,253
Ontario, Province of Canada
(u) 0.950%, 05/26/15.......................................  2,000    2,019,804
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      204,683
Thomson Reuters Corp.
(u) 5.700%, 10/01/14.......................................    800      873,418
Toronto-Dominion Bank (The)
(e) 5.375%, 05/14/15.......................................  4,000    5,775,995
TransAlta Corp.
(u) 4.750%, 01/15/15.......................................  2,508    2,653,344

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525  $ 1,560,086
(u) 3.400%, 06/01/15.......................................  1,000    1,065,267
                                                                    -----------
TOTAL CANADA...............................................          32,755,928
                                                                    -----------
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14.......................................  5,500    5,554,505
(u) 2.500%, 07/15/15.......................................  3,000    3,121,740
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,502,063
(u) 3.250%, 03/11/15.......................................  2,000    2,083,800
Caisse d'Amortissement de la Dette Sociale
   3.625%, 04/25/15........................................  5,000    6,975,516
France Telecom SA
(u) 4.375%, 07/08/14.......................................  2,400    2,541,000
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14........................................  2,000    2,712,796
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      434,137
                                                                    -----------
TOTAL FRANCE...............................................          24,925,557
                                                                    -----------
GERMANY -- (1.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,510,478
(u) 3.875%, 08/18/14.......................................    250      263,856
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,712,920
(u) 4.125%, 10/15/14.......................................  4,000    4,283,384
                                                                    -----------
TOTAL GERMANY..............................................           7,770,638
                                                                    -----------
JAPAN -- (0.2%)
Nomura Holdings, Inc.
(u) 5.000%, 03/04/15.......................................  1,000    1,057,623
                                                                    -----------
NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
(u) 2.750%, 07/01/15.......................................  9,500    9,992,100
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13.......................................    525      542,320

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
(u) 4.875%, 07/08/14.......................................  1,900  $ 2,025,745
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    300      306,283
Nederlandse
   Waterschapsbank NV......................................
(u) 2.000%, 09/09/15.......................................  9,000    9,312,300
                                                                    -----------
TOTAL NETHERLANDS..........................................          22,178,748
                                                                    -----------
   SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)........
Asian Development Bank
(u) 1.625%, 07/15/13.......................................  1,200    1,211,448
(u) 4.250%, 10/20/14.......................................  3,000    3,225,750
Council of Europe Development Bank
(u) 4.000%, 04/15/15.......................................  8,000    8,636,960
Eurofima
(u) 4.500%, 03/06/15.......................................  9,000    9,761,670
European Financial Stability Facility
(e) 1.625%, 02/04/15.......................................  5,000    6,665,012
European Investment Bank
(e) 2.500%, 07/15/15.......................................  6,000    8,235,380
Inter-American Development Bank
(u) 1.000%, 01/07/15.......................................  1,000    1,005,116
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          38,741,336
                                                                    -----------
SWEDEN -- (3.4%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14.......................................  1,212    1,647,523
(u) 3.250%, 09/16/14.......................................  4,200    4,404,540
Svenska Handelsbanken AB
(e) 1.500%, 07/06/15.......................................  7,000    9,222,231
                                                                    -----------
TOTAL SWEDEN...............................................          15,274,294
                                                                    -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
(u) 5.000%, 05/15/13.......................................  1,275    1,305,650
(u) 5.500%, 05/01/14.......................................    250      266,565
UBS AG
(u) 2.250%, 08/12/13.......................................  1,485    1,504,287
                                                                    -----------
TOTAL SWITZERLAND..........................................           3,076,502
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (4.7%)
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14.......................................  1,500  $ 1,603,796
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13.......................................  3,500    3,669,309
British Telecommunications P.L.C.
(u) 2.000%, 06/22/15.......................................  2,300    2,359,110
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13.......................................  1,175    1,189,243
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14.......................................  3,000    3,039,840
Rio Tinto Finance USA P.L.C.
(u) 1.125%, 03/20/15.......................................  3,850    3,885,281
Royal Bank of Scotland Group P.L.C.
(u) 2.550%, 09/18/15.......................................  3,000    3,075,336
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14.......................................  1,825    1,927,973
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          20,749,888
                                                                    -----------
UNITED STATES -- (45.1%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14........................................ $1,250    1,352,914
Aflac, Inc.
   3.450%, 08/15/15........................................  3,800    4,061,957
Agilent Technologies, Inc.
   2.500%, 07/15/13........................................  1,000    1,011,596
Air Products & Chemicals, Inc.
   4.150%, 02/01/13........................................    500      504,577
Allstate Corp. (The)
   5.000%, 08/15/14........................................  2,130    2,290,924
American Express Credit Corp.
   5.875%, 05/02/13........................................    650      667,347
   5.125%, 08/25/14........................................  1,700    1,835,196
   1.750%, 06/12/15........................................  1,200    1,230,557
Amgen, Inc.
   4.850%, 11/18/14........................................  1,000    1,083,220
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13........................................    350      352,783
Archer-Daniels-Midland Co.
   7.125%, 03/01/13........................................    325      332,003
Arrow Electronics, Inc.
   6.875%, 07/01/13........................................    350      363,787
Assurant, Inc.
   5.625%, 02/15/14........................................  2,000    2,078,162

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
    2.500%, 08/15/15........................................ $2,500  $2,633,483
 AutoZone, Inc.
    4.375%, 06/01/13........................................    100     102,162
 Avery Dennison Corp.
    4.875%, 01/15/13........................................    200     201,693
 Baltimore Gas & Electric Co.
    6.125%, 07/01/13........................................    500     518,482
 Bank of America Corp.
    7.375%, 05/15/14........................................  2,000   2,185,274
 Baxter International, Inc.
    1.800%, 03/15/13........................................  1,490   1,497,869
 BB&T Corp.
    3.375%, 09/25/13........................................    550     563,992
    5.700%, 04/30/14........................................  1,587   1,705,212
 Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15........................................  5,000   5,462,530
 BlackRock, Inc.
    2.250%, 12/10/12........................................  1,400   1,402,507
    3.500%, 12/10/14........................................  2,000   2,122,634
 Boeing Capital Corp.
    5.800%, 01/15/13........................................    950     960,509
 Boeing Co. (The)
    1.875%, 11/20/12........................................    350     350,231
 Boston Scientific Corp.
    4.500%, 01/15/15........................................  3,005   3,220,446
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13........................................  1,175   1,220,447
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13........................................  1,200   1,230,138
    4.875%, 01/15/15........................................    200     216,869
 Campbell Soup Co.
    5.000%, 12/03/12........................................    350     351,240
 Capital One Financial Corp.
    6.250%, 11/15/13........................................    150     158,239
    7.375%, 05/23/14........................................  1,189   1,305,576
 Cardinal Health, Inc.
    4.000%, 06/15/15........................................  3,000   3,218,478
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13........................................    400     402,838
    6.200%, 09/30/13........................................  1,000   1,052,477
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13........................................    425     436,952
 Charles Schwab Corp. (The)
    4.950%, 06/01/14........................................  2,200   2,346,828

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Chubb Corp. (The)
    5.200%, 04/01/13........................................ $  350  $  356,855
 Cisco Systems, Inc.
    1.625%, 03/14/14........................................  1,550   1,575,587
 Citigroup, Inc.
    6.500%, 08/19/13........................................    625     653,573
    6.375%, 08/12/14........................................  1,250   1,362,082
 CNA Financial Corp.
    5.850%, 12/15/14........................................    277     301,737
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13........................................  1,607   1,614,335
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13........................................    675     694,311
 Computer Sciences Corp.
    2.500%, 09/15/15........................................  2,000   2,042,790
 Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14........................................    400     420,030
 CSX Corp.
    5.500%, 08/01/13........................................    425     440,407
 Daimler Finance North America LLC
    6.500%, 11/15/13........................................  2,100   2,224,692
 Dell, Inc.
    2.100%, 04/01/14........................................  1,500   1,530,698
    2.300%, 09/10/15........................................  1,000   1,040,700
 DIRECTV Holdings LLC
    4.750%, 10/01/14........................................  1,500   1,610,778
 Dominion Resources, Inc.
    5.000%, 03/15/13........................................    325     330,330
 Dr. Pepper Snapple Group, Inc.
    2.350%, 12/21/12........................................    375     375,941
 E.I. Du Pont de Nemours & Co.
    4.750%, 11/15/12........................................    350     350,429
 eBay, Inc.
    0.875%, 10/15/13........................................  1,435   1,439,116
 Ecolab, Inc.
    1.000%, 08/09/15........................................  2,000   2,009,256
 Emerson Electric Co.
    5.625%, 11/15/13........................................  1,200   1,263,394
 Enbridge Energy Partners LP
    5.350%, 12/15/14........................................  1,475   1,604,308
 Energy Transfer Partners LP
    6.000%, 07/01/13........................................    425     438,650
    5.950%, 02/01/15........................................  1,200   1,324,957

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Enterprise Products Operating LLC
    5.600%, 10/15/14........................................ $2,666  $2,906,156
 Exelon Generation Co. LLC
    5.350%, 01/15/14........................................  1,100   1,156,182
 Express Scripts Holding Co.
    6.250%, 06/15/14........................................  3,465   3,764,608
 Fifth Third Bancorp
    6.250%, 05/01/13........................................    875     899,422
 Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15........................................  2,475   2,500,245
 General Electric Capital Corp.
    2.100%, 01/07/14........................................    600     610,885
    2.150%, 01/09/15........................................  6,000   6,165,288
    1.625%, 07/02/15........................................  2,000   2,034,288
 Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13........................................    250     260,622
    3.300%, 05/03/15........................................  3,500   3,655,431
 Hartford Financial Services Group, Inc.
    4.000%, 03/30/15........................................  1,400   1,471,077
 Hess Corp.
    7.000%, 02/15/14........................................    175     188,892
 Hewlett-Packard Co.
    1.250%, 09/13/13........................................  1,500   1,500,567
    2.625%, 12/09/14........................................  1,300   1,324,224
 HSBC Finance Corp.
    4.750%, 07/15/13........................................  1,575   1,617,018
 John Deere Capital Corp.
    1.875%, 06/17/13........................................  1,250   1,261,320
 JPMorgan Chase & Co.
    3.700%, 01/20/15........................................  2,800   2,964,683
    3.400%, 06/24/15........................................  1,000   1,058,784
 KeyCorp
    6.500%, 05/14/13........................................  1,000   1,030,985
 Kimberly-Clark Corp.
    5.000%, 08/15/13........................................  1,000   1,037,186
 Kroger Co. (The)
    5.500%, 02/01/13........................................    640     647,397
 Lowe's Cos, Inc.
    5.000%, 10/15/15........................................  1,050   1,183,977
 McKesson Corp.
    6.500%, 02/15/14........................................  2,445   2,619,008
 MetLife, Inc.
    2.375%, 02/06/14........................................    420     429,368
    5.500%, 06/15/14........................................  1,250   1,348,788
    5.000%, 06/15/15........................................    500     553,742

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Microsoft Corp.
    0.875%, 09/27/13........................................ $1,300  $1,306,496
    2.950%, 06/01/14........................................  2,300   2,390,533
 Morgan Stanley
    4.100%, 01/26/15........................................  2,000   2,082,906
 NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15........................................  2,800   2,937,469
 NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13........................................    750     762,863
 Northern Trust Corp.
    5.500%, 08/15/13........................................  1,068   1,110,864
 Occidental Petroleum Corp.
    1.450%, 12/13/13........................................  1,000   1,011,737
 PACCAR Financial Corp.
    2.050%, 06/17/13........................................    100     101,091
    0.750%, 08/14/15........................................  2,000   2,001,094
 Pacific Gas & Electric Co.
    4.800%, 03/01/14........................................  3,000   3,160,140
 Philip Morris International, Inc.
    4.875%, 05/16/13........................................  1,265   1,294,182
 Pitney Bowes, Inc.
    4.875%, 08/15/14........................................  2,000   2,094,320
 Plains All American Pipeline LP
    3.950%, 09/15/15........................................  1,330   1,444,313
 PNC Funding Corp.
    5.400%, 06/10/14........................................  2,075   2,233,594
 Praxair, Inc.
    2.125%, 06/14/13........................................  1,000   1,009,739
 Principal Financial Group, Inc.
    7.875%, 05/15/14........................................  2,958   3,271,063
 Procter & Gamble Co. (The)
 (e) 4.500%, 05/12/14.......................................  4,000   5,509,436
 Prudential Financial, Inc.
    6.200%, 01/15/15........................................  2,448   2,696,653
 Qwest Corp.
    7.500%, 10/01/14........................................  2,300   2,558,934
 Reynolds American, Inc.
    7.250%, 06/01/13........................................    900     933,945
 Safeway, Inc.
    5.625%, 08/15/14........................................  2,000   2,139,208
 Sempra Energy
    2.000%, 03/15/14........................................    416     421,976
 Spectra Energy Capital LLC
    5.500%, 03/01/14........................................  1,500   1,581,377
    5.668%, 08/15/14........................................    955   1,031,309
 St. Jude Medical, Inc.
    2.200%, 09/15/13........................................  3,325   3,367,587

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14...................................... $   100  $    105,206
State Street Corp.
   4.300%, 05/30/14......................................   1,400     1,482,265
SunTrust Banks, Inc.
   5.250%, 11/05/12......................................     425       425,000
Target Corp.
   4.000%, 06/15/13......................................   1,000     1,020,486
TD Ameritrade Holding Corp.
   4.150%, 12/01/14......................................   2,350     2,512,716
Texas Instruments, Inc.
   0.875%, 05/15/13......................................     500       501,772
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15......................................   2,250     2,367,963
Toyota Motor Credit Corp.
   1.000%, 02/17/15......................................   3,000     3,025,461
   0.875%, 07/17/15......................................   2,000     2,009,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13......................................   1,175     1,194,094
Union Bank NA
   2.125%, 12/16/13......................................   1,400     1,426,806
UnitedHealth Group, Inc.
   5.000%, 08/15/14......................................   1,170     1,253,642
Valero Energy Corp.
   4.750%, 04/01/14......................................   1,125     1,175,890
   4.500%, 02/01/15......................................     900       970,599
Viacom, Inc.
   4.375%, 09/15/14......................................   1,229     1,312,004
Walt Disney Co. (The)
   0.875%, 12/01/14......................................   1,500     1,515,777
Waste Management, Inc.
   6.375%, 11/15/12......................................     325       325,526
WellPoint, Inc.
   5.000%, 12/15/14......................................   2,500     2,714,670
Wells Fargo & Co.
   3.750%, 10/01/14......................................   2,300     2,440,900
   1.250%, 02/13/15......................................   1,000     1,011,581
Williams Partners LP
   3.800%, 02/15/15......................................   1,500     1,598,544
                                                                   ------------
TOTAL UNITED STATES......................................           200,070,301
                                                                   ------------
TOTAL BONDS..............................................           395,798,294
                                                                   ------------
AGENCY OBLIGATIONS -- (5.0%)
Federal Home Loan Mortgage Corporation
   2.875%, 02/09/15......................................  11,000    11,623,513

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
Federal National Mortgage Association
   0.500%, 07/02/15...................................... $10,500  $ 10,525,053
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................            22,148,566
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S Treasury Note
^^@@ 0.375%, 07/31/13....................................  26,000    26,034,528
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $441,274,363)                                               $443,981,388
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
-                                  -------------------------------------------
                                   Level 1     Level 2    Level 3     Total
-                                  -------- ------------  ------- ------------
Bonds.............................       -- $395,798,294    --    $395,798,294
Agency Obligations................       --   22,148,566    --      22,148,566
U.S. Treasury Obligations.........       --   26,034,528    --      26,034,528
Swap Agreements**.................       --    1,271,996    --       1,271,996
Futures Contracts**............... $147,488           --    --         147,488
Forwards Currency Contracts**.....       --   (1,497,516)   --      (1,497,516)
                                   -------- ------------    --    ------------
TOTAL............................. $147,488 $443,755,868    --    $443,903,356
                                   ======== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value............................................. $    443,981
Temporary Cash Investments at Value & Cost.......................          857
Cash.............................................................        6,441
Receivables:
   Interest......................................................        4,597
   Fund Shares Sold..............................................        3,013
Unrealized Gain on Swap Contracts................................        2,549
Unrealized Gain on Forward Currency Contracts....................           42
Prepaid Expenses and Other Assets................................           17
                                                                  ------------
   Total Assets..................................................      461,497
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          404
   Due to Advisor................................................          114
   Futures Margin Variation......................................           45
Unrealized Loss on Swap Contracts................................        1,274
Unrealized Loss on Forward Currency Contracts....................        1,540
Accrued Expenses and Other Liabilities...........................           41
                                                                  ------------
       Total Liabilities.........................................        3,418
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   48,728,681
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       9.40
                                                                  ============
Investments at Cost.............................................. $    441,274
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    452,773
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,816
Accumulated Net Realized Gain (Loss).............................          848
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,489)
Net Unrealized Appreciation (Depreciation).......................        4,131
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

Investment Income
   Interest...................................................................................... $  3,778
                                                                                                  --------
       Total Investment Income...................................................................    3,778
                                                                                                  --------
Expenses
   Investment Advisory Services Fees.............................................................    1,160
   Accounting & Transfer Agent Fees..............................................................       64
   Custodian Fees................................................................................       16
   Filing Fees...................................................................................       46
   Shareholders' Reports.........................................................................       13
   Directors'/Trustees' Fees & Expenses..........................................................        3
   Professional Fees.............................................................................       34
   Organizational & Offering Costs...............................................................        1
   Other.........................................................................................        6
                                                                                                  --------
       Total Expenses............................................................................    1,343
                                                                                                  --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (172)
   Fees Paid Indirectly..........................................................................       (9)
                                                                                                  --------
   Net Expenses..................................................................................    1,162
                                                                                                  --------
   Net Investment Income (Loss)..................................................................    2,616
                                                                                                  --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................................    1,207
       Futures...................................................................................   (2,170)
       Foreign Currency Transactions.............................................................    1,374
       Swap Contracts............................................................................  (17,151)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................................................    1,848
       Futures...................................................................................      112
       Swap Contracts............................................................................    3,344
       Translation of Foreign Currency Denominated Amounts.......................................   (1,489)
                                                                                                  --------
   Net Realized and Unrealized Gain (Loss).......................................................  (12,925)
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................. $(10,309)
                                                                                                  ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                Year
                                                                                               Ended          Period
                                                                                              Oct. 31,  November 9, 2010(a)
                                                                                                2012    to October 31, 2011
                                                                                             ---------  -------------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)............................................................. $   2,616       $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................................     1,207            227
       Futures..............................................................................    (2,170)        (1,328)
       Foreign Currency Transactions........................................................     1,374             --
       Swap Contracts.......................................................................   (17,151)       (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities................................................................     1,848            859
       Futures..............................................................................       112             37
       Swap Contracts.......................................................................     3,344         (2,069)
       Translation of Foreign Currency Denominated Amounts..................................    (1,489)            --
                                                                                             ---------       --------
          Net Increase (Decrease) in Net Assets Resulting from Operations...................   (10,309)       (11,188)
                                                                                             ---------       --------
Distributions From:
   Net Investment Income:
       Institutional Shares.................................................................    (2,038)          (574)
   Net Short-Term Gains:
       Institutional Shares.................................................................      (151)            --
                                                                                             ---------       --------
          Total Distributions...............................................................    (2,189)          (574)
                                                                                             ---------       --------
Capital Share Transactions (1):
   Shares Issued............................................................................   371,713        278,288
   Shares Issued in Lieu of Cash Distributions..............................................     2,084            559
   Shares Redeemed..........................................................................  (134,001)       (36,304)
                                                                                             ---------       --------
          Net Increase (Decrease) from Capital Share Transactions...........................   239,796        242,543
                                                                                             ---------       --------
          Total Increase (Decrease) in Net Assets...........................................   227,298        230,781
Net Assets
   Beginning of Period......................................................................   230,781             --
                                                                                             ---------       --------
   End of Period............................................................................ $ 458,079       $230,781
                                                                                             =========       ========
(1) Shares Issued and Redeemed:
   Shares Issued............................................................................    39,879         27,085
   Shares Issued in Lieu of Cash Distributions..............................................       232             52
   Shares Redeemed..........................................................................   (14,994)        (3,525)
                                                                                             ---------       --------
          Net Increase (Decrease) from Shares Issued and Redeemed...........................    25,117         23,612
                                                                                             =========       ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $   1,816       $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                 Year          Period
                                                                                                Ended    November 9, 2010(a)
                                                                                               Oct. 31,          to
                                                                                                 2012       Oct. 31, 2011
                                                                                              --------   -------------------
Net Asset Value, Beginning of Period......................................................... $   9.77        $  10.00
                                                                                              --------        --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...........................................................     0.07            0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)................................    (0.37)          (0.27)
                                                                                              --------        --------
       Total from Investment Operations......................................................    (0.30)          (0.20)
                                                                                              --------        --------

Less Distributions
------------------
   Net Investment Income.....................................................................    (0.06)          (0.03)
   Net Realized Gains........................................................................    (0.01)             --
                                                                                              --------        --------
       Total Distributions...................................................................    (0.07)          (0.03)
                                                                                              --------        --------
Net Asset Value, End of Period............................................................... $   9.40        $   9.77
                                                                                              ========        ========
Total Return.................................................................................    (3.08)%         (2.02)%(C)
                                                                                              --------        --------
Net Assets, End of Period (thousands)........................................................ $458,079        $230,781
Ratio of Expenses to Average Net Assets......................................................     0.35%           0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid Indirectly)...............................     0.41%           0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................     0.79%           0.64%(B)(E)
Portfolio Turnover Rate......................................................................       69%             50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio(the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2012, the Portfolio held $75,170,235 in the Subsidiary, representing 16.33% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At October 31, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2012, approximately $172 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $1

F. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. Government   Other Investment
                          Securities         Securities
                       ----------------- ------------------
                       Purchases  Sales  Purchases  Sales
                       --------- ------- --------- --------
                        $80,319  $63,085 $372,169  $154,366

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
-                                 --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2012 was as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                               Total Net
                                  Net Investment                            Distributable
                                    Income and   Undistributed   Capital      Earnings
                                    Short-Term     Long-Term       Loss     (Accumulated
                                  Capital Gains  Capital Gains Carryforward    Losses)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $864          $422           --         $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain its character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                  Federal   Unrealized    Unrealized    Appreciation
                                  Tax Cost Appreciation (Depreciation) (Depreciation)
                                  -------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio. $442,131    $2,762         $(55)         $2,707

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                              Unrealized
                                                                Foreign
      Settlement Currency          Contract      Value at      Exchange
         Date    Amount** Currency  Amount   October 31, 2012 Gain (Loss)
      ---------- -------- -------- --------  ---------------- -----------
       12/06/12  (41,897)   Euro   $(52,788)     $(54,325)      $(1,537)
       12/06/12     (278)   Euro       (357)         (360)           (3)
       12/06/12   (4,726)   Euro     (6,170)       (6,128)           42
                                   --------      --------       -------
                                   $(59,315)     $(60,813)      $(1,498)
                                   ========      ========       =======

* During the year ended October 31, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(44,772) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio and the Subsidiary invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
            Description             Date    Contracts*  Amount  Gain (Loss)
             -----------         ---------- ---------- -------- -----------
     Brent Crude Futures          01/31/13       9     $   968     $(13)
     CBT Wheat Futures            05/16/13      32       1,418       10
     Coffee 'C' Futures           12/31/12       6         348      (16)
     Copper Futures               12/31/12      16       1,407       --
     Corn Futures                 05/16/13      42       1,580       14
     Cotton No. 2 Futures         12/20/12       8         280       (4)
     Gasoline RBOB Futures        01/30/13       6         656      (20)
     Gold 100oz Futures           12/20/12      12       2,063       68
     Heating Oil Futures          04/29/13       6         749       (4)
     Lean Hogs Futures            12/18/12      13         407       25
     Live Cattle Futures          12/18/12      15         756        1
     LME Nickel Futures           12/19/12       5         485      (17)
     LME Prime Aluminum Futures   12/19/12      23       1,093      (13)
     LME Zinc Futures             12/19/12      14         648       (2)
     Natural Gas Futures          04/30/13      70       2,640      130
     Silver Futures               12/31/12       4         646       53
     Soybean Futures              03/18/13      40       3,048       (6)
     Soybean Oil Futures          05/23/13      22         678      (12)
     Sugar #11 Futures            05/15/13      29         632      (17)
     WTI Crude Futures            07/31/13      12       1,071      (28)
                                                       -------     ----
                                                       $21,573     $149
                                                       =======     ====

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $13,350 (in thousands).

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
             Counterparty               Date        Amount*   (Depreciation)
              ------------           ----------     --------  --------------
    Citibank, N.A.                    12/31/12  USD $256,404     $   485
    Deutsche Bank AG, London Branch   11/28/12  USD   92,985         174
    Deutsche Bank AG, London Branch   12/18/12  USD  (25,000)      1,430
    Deutsche Bank AG, London Branch   06/19/13  USD   25,000      (1,068)
    Deutsche Bank AG, London Branch   11/26/12  USD  (23,025)       (206)
    Deutsche Bank AG, London Branch   11/26/12  USD   21,870         304
    UBS AG                            01/29/13  USD   82,958         156
                                                    --------     -------
                                                    $431,192     $ 1,275
                                                    ========     =======

* During the year ended October 31, 2012 the Portfolio's average notional value of outstanding swap contracts was $316,129 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2012:

                                                   Location on the Statements of Assets and Liabilities
                                       -----------------------------------------------------------------------------
           Derivative Type                       Asset Derivatives                     Liability Derivatives
           ---------------             -------------------------------------   -------------------------------------

Commodity Contracts                    Payables: Futures Margin Variation

Foreign Exchange Contracts             Unrealized Gain on Forward Currency     Unrealized Loss on Forward Currency
                                       Contracts                               Contracts

Other Contracts                        Unrealized Gain on Swap Contracts       Unrealized Loss on Swap Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                           Asset Derivatives Value
                                                        ----------------------------
                                           Total Value             Foreign
                                               at       Commodity Exchange    Other
                                          Oct. 31, 2012 Contracts Contracts Contracts
-                                         ------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $ 2,740      $149*      $42     $ 2,549

                                                         Liability Derivatives Value
                                                        ----------------------------
                                           Total Value        Foreign
                                               at            Exchange         Other
                                          Oct. 31, 2012      Contracts      Contracts
                                          ------------- ------------------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $(2,814)        $(1,540)        $(1,274)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

                                             Location of Gain (Loss) on
 Derivative Type                          Derivatives Recognized in Income
 ---------------                        -------------------------------------

 Commodity Contracts                    Net Realized Gain (Loss) on: Futures
                                        Change in Unrealized Appreciation
                                        (Depreciation) of: Futures

 Foreign Exchange Contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

 Other Contracts                        Net Realized Gain (Loss) on: Swap
                                        Contracts Change in Unrealized
                                        Appreciation (Depreciation) of: Swap
                                        Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(17,357)  $(2,170)  $ 1,964  $(17,151)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  1,958   $   112   $(1,498) $  3,344

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2012, three shareholders held 87% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA Commodity Strategy Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHARTS

DFA International Value Portfolio Class R2 vs. MSCI World ex USA Index (net dividends)
April 30, 2008-October 31, 2012

                                                                  DFA International Value    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate    Portfolio - Class R2   USA Index (net div.)
---------   ---------- ----------- -----------------   ---------- ----------------------- --------------------
2008-04-30  2008-05-31     0.00%     1.52%                04/2008             10000                 10000
2008-05-31  2008-06-30    -9.94%    -7.78%                05/2008             10000            10151.7473
2008-06-30  2008-07-31    -2.82%    -3.56%                06/2008       9005.626951           9362.319226
2008-07-31  2008-08-31    -4.23%    -3.87%                07/2008       8751.649225           9029.149518
2008-08-31  2008-09-30   -11.66%   -14.44%                08/2008       8381.265038           8679.965473
2008-09-30  2008-10-31   -25.22%   -20.80%                09/2008        7404.32448           7426.766859
2008-10-31  2008-11-30    -6.20%    -5.42%                10/2008       5537.147002           5881.853535
2008-11-30  2008-12-31     7.70%     5.27%                11/2008       5193.758041           5562.881341
2008-12-31  2009-01-31   -13.84%    -9.33%                12/2008       5593.526873           5856.130766
2009-01-31  2009-02-28   -12.44%   -10.12%                01/2009        4819.37403           5309.712088
2009-02-28  2009-03-31    11.04%     6.59%                02/2009       4219.678167           4772.200545
2009-03-31  2009-04-30    18.22%    12.90%                03/2009       4685.541611           5086.667278
2009-04-30  2009-05-31    14.82%    12.65%                04/2009       5539.448726           5742.636539
2009-05-31  2009-06-30    -1.45%    -1.04%                05/2009       6360.513261           6468.886016
2009-06-30  2009-07-31    11.78%     9.39%                06/2009       6268.441251           6401.898676
2009-07-31  2009-08-31     5.67%     4.79%                07/2009        7006.57292           7003.022114
2009-08-31  2009-09-30     5.19%     4.13%                08/2009       7404.028433           7338.644408
2009-09-30  2009-10-31    -4.12%    -1.61%                09/2009       7788.557437           7641.425059
2009-10-31  2009-11-30     2.92%     2.47%                10/2009       7467.379811           7518.756328
2009-11-30  2009-12-31     1.09%     1.59%                11/2009       7685.321771           7704.789504
2009-12-31  2010-01-31    -5.83%    -4.69%                12/2009       7769.192928           7827.612036
2010-01-31  2010-02-28     0.32%    -0.10%                01/2010       7316.280335           7460.697378
2010-02-28  2010-03-31     7.92%     6.44%                02/2010       7339.506622           7453.220585
2010-03-31  2010-04-30    -1.76%    -1.49%                03/2010         7920.4971           7933.009755
2010-04-30  2010-05-31   -11.66%   -11.03%                04/2010       7780.928869           7814.726394
2010-05-31  2010-06-30    -1.79%    -1.45%                05/2010       6873.735368           6952.373221
2010-06-30  2010-07-31    12.34%     9.24%                06/2010       6750.523978           6851.798755
2010-07-31  2010-08-31    -4.94%    -2.99%                07/2010       7583.772914           7485.078183
2010-08-31  2010-09-30    10.83%     9.59%                08/2010       7209.414697           7261.351117
2010-09-30  2010-10-31     3.36%     3.56%                09/2010       7990.200894           7957.910109
2010-10-31  2010-11-30    -5.12%    -4.23%                10/2010       8258.574053           8241.403697
2010-11-30  2010-12-31     9.33%     8.05%                11/2010       7836.116939           7892.384622
2010-12-31  2011-01-31     4.24%     2.15%                12/2010       8567.304672           8527.891765
2011-01-31  2011-02-28     3.29%     3.71%                01/2011       8930.681379           8711.598845
2011-02-28  2011-03-31    -2.80%    -2.00%                02/2011        9224.17795            9034.62076
2011-03-31  2011-04-30     5.31%     5.45%                03/2011       8966.260639           8853.634675
2011-04-30  2011-05-31    -3.66%    -2.96%                04/2011       9442.593235           9335.818148
2011-05-31  2011-06-30    -1.41%    -1.42%                05/2011       9097.018606           9059.063804
2011-06-30  2011-07-31    -3.23%    -1.65%                06/2011       8968.489466           8930.043361
2011-07-31  2011-08-31   -10.77%    -8.45%                07/2011       8679.030283           8782.734618
2011-08-31  2011-09-30   -10.95%   -10.04%                08/2011       7744.219476           8040.214867
2011-09-30  2011-10-31     9.55%     9.73%                09/2011       6896.004492            7232.79322
2011-10-31  2011-11-30    -3.28%    -4.62%                10/2011       7554.584853           7936.207057
2011-11-30  2011-12-31    -2.74%    -1.09%                11/2011       7306.424139           7569.453347
2011-12-31  2012-01-31     6.64%     5.40%                12/2011       7106.352978           7486.857424
2012-01-31  2012-02-29     5.21%     5.50%                01/2012       7578.503886           7891.074884
2012-02-29  2012-03-31    -0.84%    -0.74%                02/2012       7973.568933           8324.914722
2012-03-31  2012-04-30    -3.60%    -1.70%                03/2012       7906.619144           8263.299091
2012-04-30  2012-05-31   -12.41%   -11.40%                04/2012       7622.000151           8123.046992
2012-05-31  2012-06-30     7.04%     6.55%                05/2012       6676.486208           7196.983824
2012-06-30  2012-07-31    -0.48%     1.25%                06/2012       7146.350142           7668.554475
2012-07-31  2012-08-31     4.15%     2.85%                07/2012        7111.94543           7764.038979
2012-08-31  2012-09-30     3.48%     3.04%                08/2012        7406.84296           7985.556671
2012-09-30  2012-10-31     1.22%     0.70%                09/2012       7664.940132           8228.010783
                                                       10/31/2012       7758.715959           8285.669913

                            One Year From 04/30/2008
                            -------- ---------------
                             2.70%        -5.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Value Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                   DFA International Value       MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio-Institutional Class USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- --------------------
2002-10-31  2002-11-30     6.00%          4.60%         10/2002                10000                    10000
2002-11-30  2002-12-31    -2.57%         -3.23%         11/2002          10599.76932              10460.38388
2002-12-31  2003-01-31    -3.37%         -3.81%         12/2002          10327.68049              10122.31597
2003-01-31  2003-02-28    -1.97%         -1.97%         01/2003          9979.947141              9736.633173
2003-02-28  2003-03-31    -2.46%         -1.93%         02/2003          9782.898242              9544.699524
2003-03-31  2003-04-30    10.95%          9.60%         03/2003          9542.079235              9360.754077
2003-04-30  2003-05-31     7.57%          6.20%         04/2003          10586.83244               10259.0855
2003-05-31  2003-06-30     3.22%          2.43%         05/2003          11387.80989              10895.37242
2003-06-30  2003-07-31     4.50%          2.29%         06/2003          11754.16167              11160.05075
2003-07-31  2003-08-31     2.59%          2.58%         07/2003          12283.62841              11416.08512
2003-08-31  2003-09-30     3.84%          3.00%         08/2003          12601.30845              11710.45636
2003-09-30  2003-10-31     7.85%          6.26%         09/2003          13084.80116              12061.78555
2003-10-31  2003-11-30     2.09%          2.27%         10/2003          14112.21786              12817.10429
2003-11-30  2003-12-31     7.47%          7.67%         11/2003          14407.45254              13107.63318
2003-12-31  2004-01-31     2.53%          1.39%         12/2003          15483.80439              14112.72688
2004-01-31  2004-02-29     2.99%          2.30%         01/2004          15875.94985              14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004           16351.2777               14638.3333
2004-03-31  2004-04-30    -3.01%         -2.62%         03/2004          16605.58832              14711.61449
2004-04-30  2004-05-31     0.96%          0.47%         04/2004          16106.35087              14326.52241
2004-05-31  2004-06-30     4.14%          2.31%         05/2004          16260.87675              14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004          16933.74416              14725.88378
2004-07-31  2004-08-31     1.25%          0.42%         07/2004          16309.23728               14276.8102
2004-08-31  2004-09-30     3.19%          2.91%         08/2004            16513.403              14336.16895
2004-09-30  2004-10-31     3.83%          3.59%         09/2004          17040.98221              14754.05385
2004-10-31  2004-11-30     7.37%          6.65%         10/2004          17693.15303               15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004          18997.49469              16300.75747
2004-12-31  2005-01-31    -1.04%         -1.97%         12/2004          19942.94831              16989.40669
2005-01-31  2005-02-28     3.95%          4.45%         01/2005          19735.84378              16654.94269
2005-02-28  2005-03-31    -2.50%         -2.27%         02/2005          20515.53144              17395.84581
2005-03-31  2005-04-30    -3.05%         -2.55%         03/2005          20002.57057              17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005          19393.10773              16567.48433
2005-05-31  2005-06-30     1.58%          1.63%         05/2005          19417.48624              16597.69751
2005-06-30  2005-07-31     4.45%          3.23%         06/2005           19723.3446              16869.00377
2005-07-31  2005-08-31     3.30%          2.76%         07/2005          20600.21215              17413.79488
2005-08-31  2005-09-30     2.79%          4.56%         08/2005          21279.47574              17894.53946
2005-09-30  2005-10-31    -1.53%         -3.23%         09/2005          21873.30675              18711.18961
2005-10-31  2005-11-30     1.79%          2.65%         10/2005          21538.32134              18106.58452
2005-11-30  2005-12-31     4.86%          4.64%         11/2005          21922.93422              18586.07722
2005-12-31  2006-01-31     6.81%          6.32%         12/2005          22988.25211               19447.8385
2006-01-31  2006-02-28     0.93%         -0.34%         01/2006          24554.76458              20677.90796
2006-02-28  2006-03-31     4.21%          3.17%         02/2006          24784.01031               20608.4637
2006-03-31  2006-04-30     5.03%          4.78%         03/2006          25828.35195              21262.03853
2006-04-30  2006-05-31    -4.04%         -3.80%         04/2006          27127.41107              22278.72975
2006-05-31  2006-06-30    -0.69%         -0.13%         05/2006          26032.12593              21432.31082
2006-06-30  2006-07-31     1.55%          0.94%         06/2006          25853.70737               21404.7152
2006-07-31  2006-08-31     3.40%          2.84%         07/2006          26254.23957              21605.26571
2006-08-31  2006-09-30     1.40%         -0.08%         08/2006          27145.74672              22219.30598
2006-09-30  2006-10-31     4.42%          3.95%         09/2006          27525.69601              22201.41652
2006-10-31  2006-11-30     3.27%          2.98%         10/2006          28741.21819              23078.81278
2006-11-30  2006-12-31     3.89%          2.87%         11/2006          29682.26762              23766.23179
2006-12-31  2007-01-31     1.86%          0.61%         12/2006          30837.95238              24447.67862
2007-01-31  2007-02-28    -0.08%          0.80%         01/2007          31411.24765              24596.81523
2007-02-28  2007-03-31     3.21%          2.56%         02/2007          31384.58275              24793.58307
2007-03-31  2007-04-30     5.02%          4.55%         03/2007          32390.52649              25428.87548
2007-04-30  2007-05-31     3.41%          2.22%         04/2007          34018.05706              26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007          35178.67313              27176.22708
2007-06-30  2007-07-31    -2.79%         -1.38%         06/2007          34921.77255               27203.4992
2007-07-31  2007-08-31    -1.16%         -1.45%         07/2007          33946.07692              26827.45133
2007-08-31  2007-09-30     5.20%          5.68%         08/2007           33553.0884              26439.13227
2007-09-30  2007-10-31     4.82%          4.35%         09/2007          35299.35435              27941.23223
2007-10-31  2007-11-30    -6.08%         -3.91%         10/2007          37002.33363               29155.8544
2007-11-30  2007-12-31    -2.18%         -1.88%         11/2007          34754.40098              28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007          33996.95854              27489.05893
2008-01-31  2008-02-29    -1.30%          1.81%         01/2008          31243.09308              25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008          30837.70172              25463.85563
2008-03-31  2008-04-30     4.44%          5.56%         03/2008          31208.57186              25100.36419
2008-04-30  2008-05-31     0.04%          1.52%         04/2008          32594.06452              26495.58367
2008-05-31  2008-06-30    -9.93%         -7.78%         05/2008          32608.05939                26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008          29370.82391              24806.01124
2008-07-31  2008-08-31    -4.22%         -3.87%         07/2008          28539.43896              23923.25865
2008-08-31  2008-09-30   -11.67%        -14.44%         08/2008          27335.36418              22998.07514
2008-09-30  2008-10-31   -25.09%        -20.80%         09/2008          24144.95697              19677.65227
2008-10-31  2008-11-30    -6.14%         -5.42%         10/2008          18087.08247              15584.31425
2008-11-30  2008-12-31     7.48%          5.27%         11/2008          16976.47214               14739.1788
2008-12-31  2009-01-31   -13.77%         -9.33%         12/2008          18245.54429              15516.16027
2009-01-31  2009-02-28   -12.28%        -10.12%         01/2009          15732.42393              14068.39209
2009-02-28  2009-03-31    10.86%          6.59%         02/2009          13800.37187              12644.22388
2009-03-31  2009-04-30    18.36%         12.90%         03/2009          15299.27245              13477.42184
2009-04-30  2009-05-31    14.87%         12.65%         04/2009          18108.74874              15215.45069
2009-05-31  2009-06-30    -1.50%         -1.04%         05/2009          20801.77005              17139.69107
2009-06-30  2009-07-31    11.83%          9.39%         06/2009           20489.9563               16962.2042
2009-07-31  2009-08-31     5.68%          4.79%         07/2009          22914.45329              18554.91583
2009-08-31  2009-09-30     5.14%          4.13%         08/2009          24215.40289              19444.16669
2009-09-30  2009-10-31    -4.02%         -1.61%         09/2009          25461.20336               20246.4017
2009-10-31  2009-11-30     2.92%          2.47%         10/2009          24436.81675              19921.38374
2009-11-30  2009-12-31     1.17%          1.59%         11/2009          25149.43352              20414.28949
2009-12-31  2010-01-31    -5.81%         -4.69%         12/2009          25443.82537              20739.71496
2010-01-31  2010-02-28     0.31%         -0.10%         01/2010          23966.44196              19767.55316
2010-02-28  2010-03-31     7.97%          6.44%         02/2010          24041.05729              19747.74296
2010-03-31  2010-04-30    -1.73%         -1.49%         03/2010          25957.78491              21018.97237
2010-04-30  2010-05-31   -11.77%        -11.03%         04/2010          25509.72188               20705.5737
2010-05-31  2010-06-30    -1.74%         -1.45%         05/2010          22507.69958              18420.71863
2010-06-30  2010-07-31    12.47%          9.24%         06/2010          22116.59996              18154.24072
2010-07-31  2010-08-31    -4.94%         -2.99%         07/2010          24875.49043              19832.15152
2010-08-31  2010-09-30    10.71%          9.59%         08/2010          23647.63258              19239.37361
2010-09-30  2010-10-31     3.55%          3.56%         09/2010          26180.33381              21084.94731
2010-10-31  2010-11-30    -5.11%         -4.23%         10/2010          27108.82239              21836.08012
2010-11-30  2010-12-31     9.37%          8.05%         11/2010          25723.70008              20911.33371
2010-12-31  2011-01-31     4.24%          2.15%         12/2010          28133.66739              22595.14698
2011-01-31  2011-02-28     3.29%          3.71%         01/2011          29327.58798              23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011          30291.90846              23937.75502
2011-03-31  2011-04-30     5.32%          5.45%         03/2011          29456.56933              23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011          31022.26504              24735.79508
2011-05-31  2011-06-30    -1.40%         -1.42%         05/2011          29901.71811              24002.51829
2011-06-30  2011-07-31    -3.23%         -1.65%         06/2011          29484.57427               23660.6711
2011-07-31  2011-08-31   -10.72%         -8.45%         07/2011          28532.45196              23270.36799
2011-08-31  2011-09-30   -10.94%        -10.04%         08/2011          25473.17375              21303.01857
2011-09-30  2011-10-31     9.49%          9.73%         09/2011          22685.27339              19163.70779
2011-10-31  2011-11-30    -3.23%         -4.62%         10/2011          24837.55649              21027.44381
2011-11-30  2011-12-31    -2.67%         -1.09%         11/2011          24036.33538              20055.70845
2011-12-31  2012-01-31     6.72%          5.40%         12/2011          23393.74868              19836.86573
2012-01-31  2012-02-29     5.15%          5.50%         01/2012           24964.9706              20907.86348
2012-02-29  2012-03-31    -0.78%         -0.74%         02/2012          26250.51581              22057.34745
2012-03-31  2012-04-30    -3.60%         -1.70%         03/2012          26045.87111              21894.09324
2012-04-30  2012-05-31   -12.35%        -11.40%         04/2012          25107.71092              21522.48712
2012-05-31  2012-06-30     7.04%          6.55%         05/2012          22007.01197               19068.8287
2012-06-30  2012-07-31    -0.41%          1.25%         06/2012          23556.58362              20318.28267
2012-07-31  2012-08-31     4.08%          2.85%         07/2012          23459.30936              20571.27444
2012-08-31  2012-09-30     3.55%          3.04%         08/2012           24415.8396              21158.19849
2012-09-30  2012-10-31     1.29%          0.70%         09/2012          25283.43726              21800.59481
                                                     10/31/2012          25609.25475              21953.36604

                                   Five
                          One Year Years    Ten Years
                          -------- -----    ---------
                           2.98%   -7.10%     9.86%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

U.S. Large Company Portfolio vs. S&P 500(R) Index

October 31, 2002-October 31, 2012

                                                                     U.S. Large
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate   Company Portfolio S&P 500 Index
---------   ---------- ----------- -----------------   ---------- ----------------- -------------
2002-10-31  2002-11-30     5.90%     5.89%                10/2002          10000           10000
2002-11-30  2002-12-31    -5.97%    -5.88%                11/2002    10589.92806     10588.59043
2002-12-31  2003-01-31    -2.62%    -2.62%                12/2002    9957.757337     9966.404855
2003-01-31  2003-02-28    -1.49%    -1.50%                01/2003    9697.234617     9705.285048
2003-02-28  2003-03-31     0.92%     0.97%                02/2003     9552.49977     9559.705772
2003-03-31  2003-04-30     8.28%     8.24%                03/2003    9640.806344     9652.530516
2003-04-30  2003-05-31     5.29%     5.27%                04/2003    10439.36711     10447.60945
2003-05-31  2003-06-30     1.30%     1.28%                05/2003        10991.1       10998.094
2003-06-30  2003-07-31     1.70%     1.76%                06/2003    11134.45866      11138.8696
2003-07-31  2003-08-31     1.93%     1.95%                07/2003    11323.91934     11335.24787
2003-08-31  2003-09-30    -1.13%    -1.06%                08/2003    11542.52782      11556.2852
2003-09-30  2003-10-31     5.77%     5.66%                09/2003    11411.63565     11433.55746
2003-10-31  2003-11-30     0.85%     0.88%                10/2003    12069.99925      12080.3538
2003-11-30  2003-12-31     5.14%     5.24%                11/2003    12172.41137     12186.66091
2003-12-31  2004-01-31     1.84%     1.84%                12/2003    12798.33163     12825.72941
2004-01-31  2004-02-29     1.35%     1.39%                01/2004    13033.70324     13061.14532
2004-02-29  2004-03-31    -1.45%    -1.51%                02/2004    13210.23195     13242.68797
2004-03-31  2004-04-30    -1.59%    -1.57%                03/2004    13018.66304     13042.85581
2004-04-30  2004-05-31     1.38%     1.37%                04/2004    12812.25163     12838.08298
2004-05-31  2004-06-30     1.96%     1.94%                05/2004     12989.1757     13014.22147
2004-06-30  2004-07-31    -3.35%    -3.31%                06/2004    13244.24124     13267.21794
2004-07-31  2004-08-31     0.35%     0.40%                07/2004    12800.30019     12828.07303
2004-08-31  2004-09-30     1.09%     1.08%                08/2004     12844.6943     12879.77016
2004-09-30  2004-10-31     1.49%     1.53%                09/2004    12985.21644     13019.25807
2004-10-31  2004-11-30     4.06%     4.05%                10/2004    13178.36039     13218.19233
2004-11-30  2004-12-31     3.38%     3.40%                11/2004    13713.22056      13753.0004
2004-12-31  2005-01-31    -2.43%    -2.44%                12/2004    14177.08805       14221.015
2005-01-31  2005-02-28     2.17%     2.10%                01/2005    13832.40198     13874.37776
2005-02-28  2005-03-31    -1.81%    -1.77%                02/2005      14132.129     14166.29467
2005-03-31  2005-04-30    -1.84%    -1.90%                03/2005    13877.03017     13915.40959
2005-04-30  2005-05-31     3.09%     3.18%                04/2005    13621.71684     13651.43427
2005-05-31  2005-06-30     0.18%     0.14%                05/2005    14042.23291     14085.82291
2005-06-30  2005-07-31     3.75%     3.72%                06/2005    14067.64538     14105.82477
2005-07-31  2005-08-31    -0.93%    -0.91%                07/2005    14595.37055     14630.56146
2005-08-31  2005-09-30     0.80%     0.81%                08/2005    14459.66979     14497.13074
2005-09-30  2005-10-31    -1.66%    -1.67%                09/2005    14575.69574     14614.55749
2005-10-31  2005-11-30     3.81%     3.78%                10/2005    14333.27253     14370.93282
2005-11-30  2005-12-31     0.03%     0.04%                11/2005    14878.72476      14914.4415
2005-12-31  2006-01-31     2.66%     2.65%                12/2005    14882.49415     14919.66156
2006-01-31  2006-02-28     0.20%     0.27%                01/2006    15278.95404     15314.73419
2006-02-28  2006-03-31     1.26%     1.25%                02/2006    15309.45095     15356.23712
2006-03-31  2006-04-30     1.38%     1.34%                03/2006    15502.09639     15547.42228
2006-04-30  2006-05-31    -2.92%    -2.88%                04/2006    15716.12928     15756.22416
2006-05-31  2006-06-30     0.20%     0.14%                05/2006    15257.48738     15302.76003
2006-06-30  2006-07-31     0.60%     0.62%                06/2006    15287.37212     15323.57178
2006-07-31  2006-08-31     2.40%     2.38%                07/2006    15379.55728     15418.11822
2006-08-31  2006-09-30     2.52%     2.58%                08/2006    15748.29792     15784.96351
2006-09-30  2006-10-31     3.25%     3.26%                09/2006    16145.28992     16191.74202
2006-10-31  2006-11-30     1.85%     1.90%                10/2006    16670.08901     16719.43089
2006-11-30  2006-12-31     1.44%     1.40%                11/2006    16978.79437     17037.43447
2006-12-31  2007-01-31     1.53%     1.51%                12/2006    17222.48265     17276.43134
2007-01-31  2007-02-28    -1.95%    -1.96%                01/2007    17486.48825     17537.70592
2007-02-28  2007-03-31     1.06%     1.12%                02/2007    17144.83395     17194.68908
2007-03-31  2007-04-30     4.50%     4.43%                03/2007     17325.7434     17387.01168
2007-04-30  2007-05-31     3.44%     3.49%                04/2007    18104.77863     18157.17406
2007-05-31  2007-06-30    -1.61%    -1.66%                05/2007    18728.00682     18790.77083
2007-06-30  2007-07-31    -3.14%    -3.10%                06/2007    18425.59314     18478.59355
2007-07-31  2007-08-31     1.49%     1.50%                07/2007    17846.36888     17905.66827
2007-08-31  2007-09-30     3.75%     3.74%                08/2007    18112.49895     18174.07549
2007-09-30  2007-10-31     1.59%     1.59%                09/2007     18791.3635     18853.78591
2007-10-31  2007-11-30    -4.20%    -4.18%                10/2007    19090.13831     19153.74965
2007-11-30  2007-12-31    -0.63%    -0.69%                11/2007    18288.16381     18352.93137
2007-12-31  2008-01-31    -6.01%    -6.00%                12/2007    18173.16771     18225.56203
2008-01-31  2008-02-29    -3.24%    -3.25%                01/2008    17080.87801     17132.02831
2008-02-29  2008-03-31    -0.38%    -0.43%                02/2008    16526.81802     16575.40871
2008-03-31  2008-04-30     4.83%     4.87%                03/2008    16464.39329     16503.80294
2008-04-30  2008-05-31     1.29%     1.30%                04/2008    17259.00687     17307.53814
2008-05-31  2008-06-30    -8.39%    -8.43%                05/2008    17481.49867     17532.53614
2008-06-30  2008-07-31    -0.80%    -0.84%                06/2008    16014.92457     16054.54334
2008-07-31  2008-08-31     1.41%     1.45%                07/2008    15887.18838     15919.52463
2008-08-31  2008-09-30    -8.81%    -8.91%                08/2008    16110.72671     16149.72096
2008-09-30  2008-10-31   -16.72%   -16.80%                09/2008    14692.09247     14710.61933
2008-10-31  2008-11-30    -7.09%    -7.18%                10/2008    12235.38193     12239.97081
2008-11-30  2008-12-31     1.09%     1.06%                11/2008    11368.30762      11361.7529
2008-12-31  2009-01-31    -8.33%    -8.43%                12/2008    11492.64848     11482.64196
2009-01-31  2009-02-28   -10.63%   -10.65%                01/2009    10534.92778     10514.81106
2009-02-28  2009-03-31     8.77%     8.76%                02/2009    9414.881527     9395.193977
2009-03-31  2009-04-30     9.57%     9.57%                03/2009    10240.85997     10218.16778
2009-04-30  2009-05-31     5.68%     5.59%                04/2009    11220.84657     11196.14862
2009-05-31  2009-06-30     0.13%     0.20%                05/2009    11857.83786     11822.34921
2009-06-30  2009-07-31     7.61%     7.56%                06/2009    11872.67009     11845.75746
2009-07-31  2009-08-31     3.60%     3.61%                07/2009    12775.84693     12741.73881
2009-08-31  2009-09-30     3.75%     3.73%                08/2009    13235.64605     13201.71558
2009-09-30  2009-10-31    -1.92%    -1.86%                09/2009    13731.58842      13694.4036
2009-10-31  2009-11-30     6.00%     6.00%                10/2009    13467.51941     13440.00171
2009-11-30  2009-12-31     1.93%     1.93%                11/2009    14276.23074     14246.13301
2009-12-31  2010-01-31    -3.54%    -3.60%                12/2009    14551.92186      14521.3683
2010-01-31  2010-02-28     3.08%     3.10%                01/2010    14036.95659     13999.03468
2010-02-28  2010-03-31     6.06%     6.03%                02/2010    14468.86295     14432.68278
2010-03-31  2010-04-30     1.52%     1.58%                03/2010    15345.50396     15303.60859
2010-04-30  2010-05-31    -8.02%    -7.99%                04/2010    15578.76895     15545.20666
2010-05-31  2010-06-30    -5.23%    -5.23%                05/2010    14329.13507     14303.92191
2010-06-30  2010-07-31     7.01%     7.01%                06/2010    13580.01764      13555.1402
2010-07-31  2010-08-31    -4.48%    -4.51%                07/2010     14532.1222     14504.85399
2010-08-31  2010-09-30     8.89%     8.92%                08/2010    13880.68224     13850.04686
2010-09-30  2010-10-31     3.78%     3.80%                09/2010    15114.81898     15086.08045
2010-10-31  2010-11-30     0.00%     0.01%                10/2010    15685.82325     15660.09072
2010-11-30  2010-12-31     6.68%     6.68%                11/2010    15685.82326     15662.09521
2010-12-31  2011-01-31     2.42%     2.37%                12/2010    16734.28613      16708.8087
2011-01-31  2011-02-28     3.35%     3.43%                01/2011     17139.9658     17104.82417
2011-02-28  2011-03-31     0.12%     0.04%                02/2011    17714.67865     17690.81834
2011-03-31  2011-04-30     2.87%     2.96%                03/2011    17735.22244      17697.8416
2011-04-30  2011-05-31    -1.12%    -1.13%                04/2011    18243.88083     18221.96318
2011-05-31  2011-06-30    -1.70%    -1.67%                05/2011    18040.41748     18015.70878
2011-06-30  2011-07-31    -2.02%    -2.03%                06/2011    17734.49579     17715.40493
2011-07-31  2011-08-31    -5.39%    -5.43%                07/2011    17376.73939     17355.17988
2011-08-31  2011-09-30    -7.08%    -7.03%                08/2011    16439.75835     16412.42916
2011-09-30  2011-10-31    10.99%    10.93%                09/2011    15275.85169     15258.66821
2011-10-31  2011-11-30    -0.30%    -0.22%                10/2011    16954.14033     16926.33384
2011-11-30  2011-12-31     1.08%     1.02%                11/2011    16902.76415     16888.94356
2011-12-31  2012-01-31     4.44%     4.48%                12/2011    17086.04496     17061.70057
2012-01-31  2012-02-29     4.26%     4.32%                01/2012    17845.42473     17826.32068
2012-02-29  2012-03-31     3.35%     3.29%                02/2012    18604.80451     18597.14861
2012-03-31  2012-04-30    -0.63%    -0.63%                03/2012     19227.7994     19209.16218
2012-04-30  2012-05-31    -6.07%    -6.01%                04/2012    19106.65215     19088.60547
2012-05-31  2012-06-30     4.13%     4.12%                05/2012    17947.09989     17941.38029
2012-06-30  2012-07-31     1.40%     1.39%                06/2012    18688.93285     18680.60498
2012-07-31  2012-08-31     2.20%     2.25%                07/2012    18949.95146     18940.05976
2012-08-31  2012-09-30     2.58%     2.58%                08/2012    19367.58125     19366.64291
2012-09-30  2012-10-31    -1.85%    -1.85%                09/2012    19867.87774     19867.11129
                                                       10/31/2012    19500.60184     19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.02%        0.43%   6.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                    U.S. Dollar
                                                      Return
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%

--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                      12 Months Ended October 31, 2012
                       --------------------------------
                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
                      China........................   7.71%      7.92%
                      South Korea..................   1.71%      3.35%
                      Brazil.......................   4.65%    -12.68%
                      Taiwan.......................  -1.78%      0.59%
                      South Africa.................  17.70%      6.84%
                      India........................   5.24%     -4.73%
                      Russia.......................  -1.42%     -4.50%
                      Mexico.......................  16.32%     17.03%
                      Malaysia.....................  11.39%     12.19%
                      Indonesia....................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Master-Feeder Structure

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA International Value Portfolio

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 2.70% for the Portfolio's Class R2 shares, 2.98% for the Portfolio's Institutional Class shares, and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in

Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
              Russell 3000(R) Index........................ 14.75%
              Russell Microcap(R) Index (micro cap stocks). 16.49%
              Russell 2000(R) Index (small cap stocks)..... 12.08%
              Russell 1000(R) Index (large cap stocks)..... 14.97%
              Dow Jones US Select REIT Index............... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
         Russell 2000(R) Value Index (small cap value stocks)... 14.47%
         Russell 2000(R) Growth Index (small cap growth stocks).  9.70%
         Russell 1000(R) Value Index (large cap value stocks)... 16.89%
         Russell 1000(R) Growth Index (large cap growth stocks). 13.02%

--------
   Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Portfolio Performance Overview

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, the total return was 15.02% for the Portfolio and 15.21% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/12  10/31/12    Ratio*   Period*
  -                                    --------- --------- ---------- --------
  DFA International Value Portfolio**
  Actual Fund Return Class R2 Shares.. $1,000.00 $1,017.93    0.71%    $3.60
     Institutional Class Shares....... $1,000.00 $1,019.96    0.45%    $2.28
  Hypothetical 5% Annual Return
     Class R2 Shares.................. $1,000.00 $1,021.57    0.71%    $3.61
     Institutional Class Shares....... $1,000.00 $1,022.87    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
     -                              --------- --------- ---------- --------
     U.S. Large Company Portfolio
     Actual Fund Return             $1,000.00 $1,020.62    0.10%    $0.51
     Hypothetical 5% Annual Return  $1,000.00 $1,024.63    0.10%    $0.51

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          Affiliated Investment Companies
       -                                  -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
                     Consumer Discretionary........  11.1%
                     Consumer Staples..............  10.9%
                     Energy........................  11.3%
                     Financials....................  13.1%
                     Health Care...................  12.2%
                     Industrials...................   9.9%
                     Information Technology........  19.1%
                     Materials.....................   3.5%
                     Real Estate Investment Trusts.   2.1%
                     Telecommunication Services....   3.2%
                     Utilities.....................   3.6%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                      Value+
-                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,488,430,964
                                                                  --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $5,225,492,365)..................................... $5,488,430,964
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (9.8%)
   *Amazon.com, Inc.....................   115,612 $ 26,916,786       0.7%
   #Comcast Corp. Class A...............   855,404   32,086,204       0.8%
    Home Depot, Inc. (The)..............   481,897   29,578,838       0.7%
   #McDonald's Corp.....................   322,373   27,981,976       0.7%
   #Walt Disney Co. (The)...............   573,590   28,146,061       0.7%
    Other Securities....................            304,177,178       7.5%
                                                   ------------      ----
Total Consumer Discretionary............            448,887,043      11.1%
                                                   ------------      ----
Consumer Staples -- (9.6%)
    Altria Group, Inc...................   649,853   20,665,325       0.5%
   #Coca-Cola Co. (The)................. 1,237,685   46,017,128       1.1%
   #CVS Caremark Corp...................   406,706   18,871,158       0.5%
   #PepsiCo, Inc........................   497,507   34,447,385       0.8%
   #Philip Morris International, Inc....   538,889   47,724,010       1.2%
    Procter & Gamble Co. (The)..........   880,482   60,964,574       1.5%
   #Wal-Mart Stores, Inc................   537,291   40,307,571       1.0%
    Other Securities....................            172,123,444       4.3%
                                                   ------------      ----
Total Consumer Staples..................            441,120,595      10.9%
                                                   ------------      ----
Energy -- (9.9%)
    Chevron Corp........................   627,254   69,129,663       1.7%
    ConocoPhillips......................   388,264   22,461,072       0.6%
   #Exxon Mobil Corp.................... 1,475,617  134,532,002       3.3%
    Occidental Petroleum Corp...........   258,922   20,444,481       0.5%
    Schlumberger, Ltd...................   424,221   29,496,086       0.7%
    Other Securities....................            179,270,354       4.5%
                                                   ------------      ----
Total Energy............................            455,333,658      11.3%
                                                   ------------      ----
Financials -- (11.5%)
   #American Express Co.................   315,290   17,646,781       0.4%
    Bank of America Corp................ 3,445,163   32,108,919       0.8%
   *Berkshire Hathaway, Inc. Class B....   586,237   50,621,565       1.3%
   #Citigroup, Inc......................   937,452   35,051,330       0.9%
   #Goldman Sachs Group, Inc. (The).....   144,063   17,631,871       0.4%
    JPMorgan Chase & Co................. 1,214,380   50,615,358       1.3%
   #U.S. Bancorp........................   605,886   20,121,474       0.5%
    Wells Fargo & Co.................... 1,570,400   52,906,776       1.3%
    Other Securities....................            251,683,942       6.2%
                                                   ------------      ----
Total Financials........................            528,388,016      13.1%
                                                   ------------      ----
Health Care -- (10.7%)
   #Abbott Laboratories.................   501,682   32,870,205       0.8%
   #Amgen, Inc..........................   246,397   21,324,428       0.5%
   #Bristol-Myers Squibb Co.............   536,746   17,846,805       0.4%
   #Johnson & Johnson...................   881,366   62,418,340       1.6%
    Merck & Co., Inc....................   973,623   44,426,418       1.1%
   #Pfizer, Inc......................... 2,387,836   59,385,481       1.5%
    UnitedHealth Group, Inc.............   330,134   18,487,504       0.5%
    Other Securities....................            235,341,303       5.8%
                                                   ------------      ----
Total Health Care.......................            492,100,484      12.2%
                                                   ------------      ----
Industrials -- (8.7%)
    3M Co...............................   203,319   17,810,744       0.4%
    Caterpillar, Inc....................   208,835   17,711,296       0.4%
    General Electric Co................. 3,375,438   71,086,724       1.8%
   #Union Pacific Corp..................   151,401   18,626,865       0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B.........................................     229,794 $   16,832,410        0.4%
   #United Technologies Corp....................................................     268,160     20,959,386        0.5%
    Other Securities............................................................                238,307,526        5.9%
                                                                                             --------------      -----
Total Industrials...............................................................                401,334,951        9.9%
                                                                                             --------------      -----
Information Technology -- (16.8%)
    Apple, Inc..................................................................     299,668    178,332,427        4.4%
  #*Cisco Systems, Inc..........................................................   1,691,120     28,985,797        0.7%
   *eBay, Inc...................................................................     370,763     17,904,145        0.4%
   *Google, Inc. Class A........................................................      84,681     57,563,603        1.4%
   #Intel Corp..................................................................   1,599,353     34,586,009        0.9%
    International Business Machines Corp........................................     343,401     66,801,797        1.7%
   #Microsoft Corp..............................................................   2,411,994     68,826,249        1.7%
    Oracle Corp.................................................................   1,217,449     37,801,791        0.9%
    QUALCOMM, Inc...............................................................     544,524     31,895,493        0.8%
    Visa, Inc...................................................................     167,087     23,184,992        0.6%
    Other Securities............................................................                225,960,051        5.6%
                                                                                             --------------      -----
Total Information Technology....................................................                771,842,354       19.1%
                                                                                             --------------      -----
Materials -- (3.1%)
    Other Securities............................................................                141,009,003        3.5%
                                                                                             --------------      -----
Real Estate Investment Trusts -- (1.8%)
    Other Securities............................................................                 83,664,162        2.1%
                                                                                             --------------      -----
Telecommunication Services -- (2.8%)
    AT&T, Inc...................................................................   1,844,227     63,791,812        1.6%
    Verizon Communications, Inc.................................................     910,725     40,654,764        1.0%
    Other Securities............................................................                 23,537,946        0.6%
                                                                                             --------------      -----
Total Telecommunication Services................................................                127,984,522        3.2%
                                                                                             --------------      -----
Utilities -- (3.2%)
    Other Securities............................................................                146,566,901        3.6%
                                                                                             --------------      -----
TOTAL COMMON STOCKS.............................................................              4,038,231,689      100.0%
                                                                                             --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   1,129,582      1,129,582        0.0%
                                                                                             --------------      -----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..............................................  47,921,323    554,449,706       13.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,507,276 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,511,812) to be
     repurchased at $1,463,350.................................................. $     1,463      1,463,338        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                555,913,044       13.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,051,408,570).........................................................             $4,595,274,315      113.8%
                                                                                             ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Porfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ---------------------------------------------------
                               Level 1       Level 2    Level 3      Total
                           --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary. $  448,887,043            --   --    $  448,887,043
   Consumer Staples.......    441,120,595            --   --       441,120,595
   Energy.................    455,333,658            --   --       455,333,658
   Financials.............    528,388,016            --   --       528,388,016
   Health Care............    492,100,484            --   --       492,100,484
   Industrials............    401,334,951            --   --       401,334,951
   Information Technology.    771,842,354            --   --       771,842,354
   Materials..............    141,009,003            --   --       141,009,003
   Real Estate
     Investment Trusts....     83,664,162            --   --        83,664,162
   Telecommunication
     Services.............    127,984,522            --   --       127,984,522
   Utilities..............    146,566,901            --   --       146,566,901
Temporary Cash
  Investments.............      1,129,582            --   --         1,129,582
Securities Lending
  Collateral..............             --  $555,913,044   --       555,913,044
Futures Contracts**.......        (55,002)           --   --           (55,002)
                           --------------  ------------   --    --------------
TOTAL..................... $4,039,306,269  $555,913,044   --    $4,595,219,313
                           ==============  ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               October 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                        DFA
                                                   International   U.S. Large
                                                       Value        Company
                                                     Portfolio     Portfolio
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,488,431            --
 Investments at Value (including $0 and $542,644
   of securities on loan, respectively)..........             --  $  4,038,232
 Temporary Cash Investments at Value & Cost......             --         1,130
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --         1,463
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       554,450
 Cash............................................             --           151
 Receivables:
    Dividends and Interest.......................             --         4,811
    Securities Lending Income....................             --            42
    Fund Shares Sold.............................         11,620         2,146
 Prepaid Expenses and Other Assets...............             47            49
                                                  --------------  ------------
        Total Assets.............................      5,500,098     4,602,474
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       555,913
    Affiliated Investment Company Purchased......          5,618            --
    Fund Shares Redeemed.........................          6,002         8,506
    Due to Advisor...............................            916           281
    Futures Margin Variation.....................             --            12
 Accrued Expenses and Other Liabilities..........            267           426
                                                  --------------  ------------
        Total Liabilities........................         12,803       565,138
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,407 and $0 and sharesoutstanding of
   407,575 and 0, respectively................... $        15.72           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,480,888 and $4,037,336 and
   shares outstanding of 348,729,357 and
   362,014,028,respectively...................... $        15.72  $      11.15
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    5,225,492  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,494,366
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    6,104,959  $  3,069,449
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         27,224        12,249
 Accumulated Net Realized Gain (Loss)............       (907,779)     (588,173)
 Net Unrealized Foreign Exchange Gain (Loss).....            (48)           --
 Net Unrealized Appreciation (Depreciation)......        262,939     1,543,811
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                            DFA
                                                       International U.S. Large
                                                           Value      Company
                                                        Portfolio*   Portfolio
                                                       ------------- ----------
 Investment Income
    Dividends (Net of Foreign Taxes Withheld of
      $15,813 and $0, respectively)...................   $199,285     $ 86,573
    Interest..........................................          2           92
    Income from Securities Lending....................     10,265          832
    Expenses Allocated from Affiliated Investment
      Company.........................................    (12,433)          --
                                                         --------     --------
        Total Investment Income.......................    197,119       87,497
                                                         --------     --------
 Expenses
    Investment Advisory Services Fees.................         --          994
    Administrative Services Fees......................     10,513        1,987
    Accounting & Transfer Agent Fees..................         74          429
    Shareholder Servicing Fees -- Class R2 Shares.....         16           --
    S&P 500(R) Fees...................................         --          101
    Custodian Fees....................................         --           49
    Filing Fees.......................................        122           79
    Shareholders' Reports.............................        176          110
    Directors'/Trustees' Fees & Expenses..............         45           34
    Professional Fees.................................         99          155
    Other.............................................         53           57
                                                         --------     --------
        Total Expenses................................     11,098        3,995
                                                         --------     --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................         --          (21)
                                                         --------     --------
    Net Expenses......................................     11,098        3,974
                                                         --------     --------
    Net Investment Income (Loss)......................    186,021       83,523
                                                         --------     --------
 Realized and Unrealized Gain (Loss)
    Capital Gain Distributions Received from
      Investment Securities...........................         --          543
    Net Realized Gain (Loss) on: Investment
      Securities Sold.................................     74,190       68,937
        Futures.......................................         --       12,993
        Foreign Currency Transactions.................       (951)          --
    Change in Unrealized Appreciation
      (Depreciation) of:..............................
        Investment Securities and Foreign
          Currency....................................    (96,127)     393,550
        Futures.......................................         --       (3,799)
        Translation of Foreign Currency
          Denominated Amounts.........................       (209)          --
                                                         --------     --------
    Net Realized and Unrealized Gain (Loss)...........    (23,097)     472,224
                                                         --------     --------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       $162,924     $555,747
                                                         ========     ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       DFA International           U.S. Large
                                                        Value Portfolio         Company Portfolio
                                                    -----------------------  ----------------------
                                                        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended
                                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012        2011        2012        2011
                                                    -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   186,021  $  179,582  $   83,523  $   75,394
   Capital Gain Distributions Received
     from Investment Securities....................          --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................      74,190     112,233      68,937     (44,142)
       Futures.....................................          --          --      12,993       2,851
       Foreign Currency Transactions...............        (951)        364          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency..........................     (96,127)   (767,465)    393,550     251,680
       Futures.....................................          --          --      (3,799)      2,298
       Translation of Foreign Currency
         Denominated Amounts.......................        (209)       (353)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.............................     162,924    (475,639)    555,747     288,081
                                                    -----------  ----------  ----------  ----------
   Distributions From:
   Net Investment Income:
          Class R2 Shares..........................        (205)       (172)         --          --
          Institutional Class Shares...............    (180,761)   (172,488)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
              Total Distributions..................    (180,966)   (172,660)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................   1,339,320   1,450,393     610,737     651,122
       Shares Issued in Lieu of Cash
         Distributions.............................     168,269     162,689      70,255      62,748
       Shares Redeemed.............................  (1,295,677)   (834,167)   (879,631)   (878,396)
                                                    -----------  ----------  ----------  ----------
              Net Increase (Decrease)
                from Capital Share
                Transactions.......................     211,912     778,915    (198,639)   (164,526)
                                                    -----------  ----------  ----------  ----------
              Total Increase (Decrease)
                in Net Assets......................     193,870     130,616     275,323      49,040
   Net Assets......................................
       Beginning of Period.........................   5,293,425   5,162,809   3,762,013   3,712,973
                                                    -----------  ----------  ----------  ----------
       End of Period............................... $ 5,487,295  $5,293,425  $4,037,336  $3,762,013
                                                    ===========  ==========  ==========  ==========
   (1) Shares Issued and Redeemed:.................
       Shares Issued...............................      89,258      82,666      57,663      65,475
       Shares Issued in Lieu of Cash
         Distributions.............................      11,721       9,157       6,768       6,398
       Shares Redeemed.............................     (86,334)    (47,291)    (82,571)    (89,099)
       Shares Reduced by Reverse Stock
         Split (Note G)............................          --          (2)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............      14,645      44,530     (18,140)    (17,226)
                                                    ===========  ==========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net
  Investment Income)............................... $    27,224  $   22,345  $   12,249  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio- Class R2 Shares+
                                                    ---------------------------------------------------

                                                     Year     Year      Year     Year      Period
                                                    Ended    Ended     Ended    Ended     April 30,
                                                   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,  2008(a) to
                                                     2012     2011      2010     2009   Oct. 31, 2008
                                                   -------- --------  -------- -------- -------------
Net Asset Value, Beginning of Period..............  $15.83   $17.82    $17.13   $13.58     $ 26.31
                                                    ------   ------    ------   ------     -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............    0.51     0.53      0.37     0.42        0.66
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................   (0.13)   (2.00)     1.29     4.10      (11.73)
                                                    ------   ------    ------   ------     -------
       Total from Investment Operations...........    0.38    (1.47)     1.66     4.52      (11.07)
                                                    ------   ------    ------   ------     -------
Less Distributions
------------------
   Net Investment Income..........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
   Net Realized Gains.............................      --       --        --       --          --
                                                    ------   ------    ------   ------     -------
       Total Distributions........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
                                                    ------   ------    ------   ------     -------
Net Asset Value, End of Period....................  $15.72   $15.83    $17.82   $17.13     $ 13.58
                                                    ======   ======    ======   ======     =======
Total Return......................................    2.70%   (8.53)%   10.60%   34.86%     (44.63)%(C)
                                                    ------   ------    ------   ------     -------
Net Assets, End of Period (thousands).............  $6,407   $6,102    $4,952   $3,443     $ 3,372
Ratio of Expenses to Average Net Assets (D).......    0.71%    0.71%     0.72%    0.74%       0.73%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    3.33%    2.97%     2.11%    2.96%       7.47%(B)(E)

                                                          DFA International Value Portfolio- Institutional Class Shares
                                                   ---------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,         Year
                                                     Ended        Ended       Ended       Ended        2007 to        Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                      2012         2011        2010        2009          2008          2007
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.............. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.54        0.58         0.39        0.40        0.74            0.72
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total from Investment Operations...........       0.42       (1.41)        1.73        4.32      (11.70)           3.81
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
   Net Realized Gains.............................         --          --           --          --       (0.49)          (0.38)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions........................      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
                                                   ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................................       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)............. $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to Average Net Assets (D).......       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        U.S. Large Company Portfolio
                                             -------------------------------------------------------------------------------
                                                Year        Year         Year          Year         Period             Year
                                               Ended       Ended        Ended         Ended      Dec. 1, 2007         Ended
                                              Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,         to             Nov. 30,
                                                2012        2011         2010          2009      Oct. 31, 2008         2007
                                             ----------  ----------  ----------    --------     -------------     ----------
Net Asset Value, Beginning of Period........ $     9.90  $     9.34  $     8.16    $   7.62       $  11.63        $    11.00
                                             ----------  ----------  ----------    --------       --------        ----------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.22        0.19        0.18        0.18           0.20              0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.25        0.56        1.15        0.55          (3.99)             0.62
                                             ----------  ----------  ----------    --------       --------        ----------
       Total from Investment Operations.....       1.47        0.75        1.33        0.73          (3.79)             0.84
                                             ----------  ----------  ----------    --------       --------        ----------
Less Distributions
   Net Investment Income....................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
       Total Distributions..................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
Net Asset Value, End of Period.............. $    11.15  $     9.90  $     9.34    $   8.16       $   7.62        $    11.63
                                             ==========  ==========  ==========    ========       ========        ==========
Total Return................................      15.02%       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%
                                             ----------  ----------  ----------    --------       --------        ----------
Net Assets, End of Period (thousands)....... $4,037,336  $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees)..............................       0.10%       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average
  Net Assets................................       2.10%       1.95%       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate.....................          4%          4%          1%*       N/A            N/A               N/A
                                             ----------  ----------  ----------    --------       --------        ----------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                             Value (in
      Fund           Shares          Acquiring Fund           Shares    thousands)
      ------       ---------- ----------------------------- ----------- ----------
U.S.Large                     U.S. Large Company
Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980 $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized
     Target                   Appreciation
      Fund        Net Assets (Depreciation)        Acquiring Fund         Net Assets
     ------       ---------- -------------- ----------------------------- ----------
U.S. Large                                  U.S. Large Company
Company Portfolio $2,731,987    $315,984    Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investement Income................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the year ended October 31, 2012, the U.S. Large Company Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                           Previously
                                                                           Recovery       Waived Fees/
                                                             Expense    of Previously   Expenses Assumed
                                                            Limitation   Waived Fees/   Subject to Future
                                                              Amount   Expenses Assumed     Recovery
                                                            ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..    0.79%          --                --
U.S. Large Company Portfolio (2)...........................    0.10%          --              $423

(1)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

               DFA International Value Portfolio............ $145
               U.S. Large Company Portfolio.................  214

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

             Purchases.................................... $154,633
             Sales........................................  297,580

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio......
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $30,233          --        $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --         (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903      --      --      --    --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $5,229,166  $  826,481    $(567,216)     $  259,265
U.S. Large Company Portfolio......  3,292,622   1,732,778     (430,125)      1,302,653

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                Ended
                                                           Oct. 31, 2012        Oct. 31, 2011
                                                       --------------------  -------------------
                                                          Amount     Shares    Amount     Shares
                                                       -----------  -------  ----------  -------
DFA International Value Portfolio
---------------------------------
Class R2 Shares
   Shares Issued...................................... $     2,362      154  $    4,366      246
   Shares Issued in Lieu of Cash Distributions........         204       14         172        9
   Shares Redeemed....................................      (2,235)    (146)     (2,617)    (146)
   Shares Reduced by Reverse Stock Split..............          --       --          --       (2)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $       331       22  $    1,921      107
                                                       ===========  =======  ==========  =======
Institutional Class Shares
   Shares Issued...................................... $ 1,336,958   89,104  $1,446,027   82,420
   Shares Issued in Lieu of Cash Distributions........     168,065   11,707     162,517    9,148
   Shares Redeemed....................................  (1,293,442) (86,188)   (831,550) (47,145)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   211,581   14,623  $  776,994   44,423
                                                       ===========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                                  Approximate
                                                                  Number of  Contract Unrealized     Cash
                                 Description     Expiration Date  Contracts*  Value   Gain (Loss) Collateral
                              ------------------ ---------------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 (R) Emini  Index 12/21/2012     48      $3,376     $(55)       $151

* During the year ended October 31, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $60,104 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                         Asset Derivatives Value
                                                         -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                      Payables:
                                      Futures
                                      Margin
U.S. Large Company Portfolio.         Variation                   $(55)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2012:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts.     Net Realized Gain (Loss) on: Futures Change in
                       Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                     Realized Gain (Loss)
                                                        on Derivatives
                                                     Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $12,993
                                                     Change in Unrealized
                                                Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $(3,799)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.86%       $24,056         7          $4        $31,556

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   Approximate
                                                                   Percentage
                                                      Number of   of Oustanding
                                                     Shareholders    Shares
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2
  Shares............................................      2            63%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      3            56%
U.S. Large Company Portfolio........................      3            76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/ summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                The U.S. Large Cap Russell 1000 (R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Value Series      Value Index
---------   ---------- ----------- ----------------- ---------- ------------------ ----------------
2002-10-31  2002-11-30     7.05%          6.30%         10/2002          10000             10000
2002-11-30  2002-12-31    -4.49%         -4.34%         11/2002    10705.09955             10630
2002-12-31  2003-01-31    -2.34%         -2.42%         12/2002    10223.93143         10168.658
2003-01-31  2003-02-28    -2.89%         -2.67%         01/2003    9984.630377       9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003    9695.818754       9657.643684
2003-03-31  2003-04-30     9.26%          8.80%         03/2003    9650.054818       9674.061679
2003-04-30  2003-05-31     6.67%          6.46%         04/2003    10543.88494       10525.37911
2003-05-31  2003-06-30     1.07%          1.25%         05/2003    11247.36235        11205.3186
2003-06-30  2003-07-31     2.56%          1.49%         06/2003    11367.86413       11345.38508
2003-07-31  2003-08-31     3.56%          1.56%         07/2003    11658.49615       11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003    12073.68476       11694.05645
2003-09-30  2003-10-31     6.70%          6.12%         09/2003    11808.29575       11579.45469
2003-10-31  2003-11-30     2.24%          1.36%         10/2003     12599.9599       12288.11732
2003-11-30  2003-12-31     6.87%          6.16%         11/2003    12882.15164       12455.23571
2003-12-31  2004-01-31     1.70%          1.76%         12/2003    13767.16864       13222.47824
2004-01-31  2004-02-29     2.57%          2.14%         01/2004    14001.78868       13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004    14362.09803         13743.135
2004-03-31  2004-04-30    -1.64%         -2.44%         03/2004    14304.20495       13622.19541
2004-04-30  2004-05-31     0.54%          1.02%         04/2004    14069.15932       13289.81384
2004-05-31  2004-06-30     3.02%          2.36%         05/2004     14144.7097       13425.36995
2004-06-30  2004-07-31    -3.24%         -1.41%         06/2004    14572.39314       13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004    14100.68562       13548.44353
2004-08-31  2004-09-30     3.07%          1.55%         08/2004    14100.68561       13740.83143
2004-09-30  2004-10-31     1.22%          1.66%         09/2004    14533.62279       13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004    14711.06819       14185.44764
2004-11-30  2004-12-31     4.01%          3.35%         11/2004    15674.34319       14903.23129
2004-12-31  2005-01-31    -2.50%         -1.78%         12/2004    16302.78274       15402.48954
2005-01-31  2005-02-28     3.05%          3.31%         01/2005    15894.78818       15128.32522
2005-02-28  2005-03-31    -0.27%         -1.37%         02/2005    16379.28172       15629.07279
2005-03-31  2005-04-30    -3.39%         -1.79%         03/2005    16334.64384       15414.95449
2005-04-30  2005-05-31     4.26%          2.41%         04/2005    15781.35992        15139.0268
2005-05-31  2005-06-30     2.06%          1.09%         05/2005    16453.81269       15503.59603
2005-06-30  2005-07-31     4.98%          2.89%         06/2005    16793.40915       15673.12716
2005-07-31  2005-08-31    -0.82%         -0.43%         07/2005    17630.09145       16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005    17484.95268       16056.50454
2005-09-30  2005-10-31    -2.65%         -2.54%         09/2005    17754.26361       16281.94488
2005-10-31  2005-11-30     3.99%          3.27%         10/2005    17283.21464        15868.4229
2005-11-30  2005-12-31     0.14%          0.60%         11/2005    17973.32925       16387.32032
2005-12-31  2006-01-31     4.76%          3.88%         12/2005    17997.77062        16485.2089
2006-01-31  2006-02-28    -0.33%          0.61%         01/2006    18855.23265       17125.34866
2006-02-28  2006-03-31     1.78%          1.35%         02/2006    18792.70937       17229.93488
2006-03-31  2006-04-30     2.81%          2.54%         03/2006     19126.9216       17463.32185
2006-04-30  2006-05-31    -1.82%         -2.53%         04/2006    19663.94327       17907.16926
2006-05-31  2006-06-30     0.85%          0.64%         05/2006    19305.92883         17454.821
2006-06-30  2006-07-31    -1.43%          2.43%         06/2006    19470.57243       17566.36245
2006-07-31  2006-08-31     1.64%          1.67%         07/2006    19191.90773       17993.46576
2006-08-31  2006-09-30     2.77%          1.99%         08/2006    19506.52917       18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006    20047.08737       18659.10808
2006-10-31  2006-11-30     1.90%          2.28%         10/2006    20841.03142       19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006    21237.42278       19709.86384
2006-12-31  2007-01-31     2.92%          1.28%         12/2006    21663.51368       20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007     22295.6056       20410.05615
2007-02-28  2007-03-31     0.70%          1.55%         02/2007    21960.40534       20091.86703
2007-03-31  2007-04-30     4.25%          3.70%         03/2007    22113.36395       20402.49503
2007-04-30  2007-05-31     4.12%          3.61%         04/2007    23053.94974       21156.42585
2007-05-31  2007-06-30    -1.61%         -2.34%         05/2007    24004.13334       21919.52162
2007-06-30  2007-07-31    -6.20%         -4.62%         06/2007    23618.05786       21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     22154.5663       20417.39084
2007-08-31  2007-09-30     2.61%          3.43%         08/2007      21730.924       20646.17729
2007-09-30  2007-10-31     0.56%          0.01%         09/2007    22297.72063       21355.32822
2007-10-31  2007-11-30    -5.59%         -4.89%         10/2007    22423.31438       21357.68501
2007-11-30  2007-12-31    -0.33%         -0.97%         11/2007    21170.47349       20313.84869
2007-12-31  2008-01-31    -3.82%         -4.01%         12/2007     21099.9937       20117.41337
2008-01-31  2008-02-29    -3.07%         -4.19%         01/2008    20293.31499       19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008    19671.29767       18502.53608
2008-03-31  2008-04-30     6.30%          4.87%         03/2008    19487.71443       18363.76706
2008-04-30  2008-05-31     2.40%         -0.16%         04/2008    20716.05461       19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008    21213.23992       19228.35404
2008-06-30  2008-07-31    -1.09%         -0.36%         06/2008    18888.12217       17387.78848
2008-07-31  2008-08-31     1.94%          1.70%         07/2008     18682.4972       17325.02215
2008-08-31  2008-09-30    -8.98%         -7.35%         08/2008    19044.78881       17619.54753
2008-09-30  2008-10-31   -22.48%        -17.31%         09/2008    17333.87569       16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008    13436.89087       13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008    12118.96573       12530.95655
2008-12-31  2009-01-31   -11.87%        -11.50%         12/2008    12513.27114       12704.88624
2009-01-31  2009-02-28   -14.01%        -13.36%         01/2009    11027.63177       11243.95781
2009-02-28  2009-03-31     9.88%          8.55%         02/2009    9482.168005        9741.64674
2009-03-31  2009-04-30    16.17%         10.72%         03/2009      10419.417       10574.58917
2009-04-30  2009-05-31     7.66%          6.18%         04/2009    12104.47104        11708.0967
2009-05-31  2009-06-30    -1.22%         -0.74%         05/2009    13031.74929       12432.07598
2009-06-30  2009-07-31     9.53%          8.19%         06/2009    12872.21755       12340.27168
2009-07-31  2009-08-31     6.79%          5.23%         07/2009    14098.61783        13350.3397
2009-08-31  2009-09-30     4.37%          3.86%         08/2009    15055.80829       14048.63557
2009-09-30  2009-10-31    -4.31%         -3.06%         09/2009    15713.87673       14591.41079
2009-10-31  2009-11-30     5.64%          5.64%         10/2009    15035.86682       14144.84834
2009-11-30  2009-12-31     2.76%          1.77%         11/2009    15883.37921       14942.09201
2009-12-31  2010-01-31    -2.32%         -2.81%         12/2009     16322.0915       15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010    15943.20362       14778.85081
2010-02-28  2010-03-31     7.79%          6.51%         02/2010    16631.18426       15245.34914
2010-03-31  2010-04-30     3.17%          2.59%         03/2010    17927.37968       16237.82243
2010-04-30  2010-05-31    -8.57%         -8.22%         04/2010    18495.71152       16657.98918
2010-05-31  2010-06-30    -7.55%         -5.63%         05/2010    16910.36481       15288.76974
2010-06-30  2010-07-31     7.84%          6.77%         06/2010    15634.11087       14428.09848
2010-07-31  2010-08-31    -6.03%         -4.28%         07/2010    16860.51115       15404.85527
2010-08-31  2010-09-30     9.75%          7.76%         08/2010    15843.49628       14745.68693
2010-09-30  2010-10-31     3.73%          3.00%         09/2010    17388.96004       15889.70571
2010-10-31  2010-11-30    -0.77%         -0.53%         10/2010    18037.05775       16366.49323
2010-11-30  2010-12-31     9.75%          7.89%         11/2010    17897.46747       16279.88285
2010-12-31  2011-01-31     3.20%          2.26%         12/2010    19642.34592       17564.43559
2011-01-31  2011-02-28     5.41%          3.69%         01/2011    20270.50216       17961.76269
2011-02-28  2011-03-31     0.47%          0.40%         02/2011    21367.28289       18624.27943
2011-03-31  2011-04-30     2.55%          2.66%         03/2011    21466.99023       18698.25097
2011-04-30  2011-05-31    -1.45%         -1.06%         04/2011     22015.3806       19196.15319
2011-05-31  2011-06-30    -1.75%         -2.05%         05/2011    21696.31712        18993.3429
2011-06-30  2011-07-31    -4.58%         -3.32%         06/2011    21317.42923        18603.9051
2011-07-31  2011-08-31    -8.43%         -6.24%         07/2011    20340.29729       17986.83479
2011-08-31  2011-09-30   -10.12%         -7.56%         08/2011    18625.33105        16864.3465
2011-09-30  2011-10-31    13.88%         11.45%         09/2011    16740.86233       15589.84878
2011-10-31  2011-11-30    -0.84%         -0.52%         10/2011    19064.04334       17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18904.5116       17284.71058
2011-12-31  2012-01-31     4.97%          3.78%         12/2011    19054.07261       17633.02386
2012-01-31  2012-02-29     5.78%          3.99%         01/2012    20001.29233        18300.0833
2012-02-29  2012-03-31     1.84%          2.96%         02/2012    21157.89747       19029.58134
2012-03-31  2012-04-30    -2.04%         -1.02%         03/2012     21546.7561       19593.70131
2012-04-30  2012-05-31    -7.09%         -5.86%         04/2012     21108.0438       19393.89913
2012-05-31  2012-06-30     5.39%          4.96%         05/2012    19612.43371       18256.62174
2012-06-30  2012-07-31     0.96%          1.03%         06/2012    20669.33152       19163.05372
2012-07-31  2012-08-31     3.97%          2.17%         07/2012    20868.74619       19361.37516
2012-08-31  2012-09-30     3.68%          3.17%         08/2012    21696.31711       19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012    22493.97582       20409.66857
                                                     10/31/2012    22553.80023       20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.31%     0.12%     8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

The DFA International Value Series vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                The DFA International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Value Series      USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------
2002-10-31  2002-11-30     5.98%          4.60%         10/2002            10000                10000
2002-11-30  2002-12-31    -2.54%         -3.23%         11/2002      10597.61676          10460.38388
2002-12-31  2003-01-31    -3.30%         -3.81%         12/2002      10328.44944          10122.31597
2003-01-31  2003-02-28    -2.05%         -1.97%         01/2003      9987.201112          9736.633173
2003-02-28  2003-03-31    -2.37%         -1.93%         02/2003      9782.452114          9544.699524
2003-03-31  2003-04-30    10.98%          9.60%         03/2003      9550.780104          9360.754077
2003-04-30  2003-05-31     7.53%          6.20%         04/2003      10599.31443           10259.0855
2003-05-31  2003-06-30     3.23%          2.43%         05/2003      11397.11229          10895.37242
2003-06-30  2003-07-31     4.52%          2.29%         06/2003      11764.76014          11160.05075
2003-07-31  2003-08-31     2.63%          2.58%         07/2003      12296.37013          11416.08512
2003-08-31  2003-09-30     3.83%          3.00%         08/2003      12619.95882          11710.45636
2003-09-30  2003-10-31     7.88%          6.26%         09/2003      13102.93241          12061.78555
2003-10-31  2003-11-30     2.14%          2.27%         10/2003      14135.84737          12817.10429
2003-11-30  2003-12-31     7.50%          7.67%         11/2003      14438.43632          13107.63318
2003-12-31  2004-01-31     2.56%          1.39%         12/2003      15521.92655          14112.72688
2004-01-31  2004-02-29     3.01%          2.30%         01/2004      15919.32527          14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004      16398.54138           14638.3333
2004-03-31  2004-04-30    -3.02%         -2.62%         03/2004      16654.53512          14711.61449
2004-04-30  2004-05-31     1.01%          0.47%         04/2004       16151.6243          14326.52241
2004-05-31  2004-06-30     4.13%          2.31%         05/2004       16315.3627          14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004      16989.36133          14725.88378
2004-07-31  2004-08-31     1.30%          0.42%         07/2004      16362.75301           14276.8102
2004-08-31  2004-09-30     3.20%          2.91%         08/2004      16575.56338          14336.16895
2004-09-30  2004-10-31     3.82%          3.59%         09/2004       17105.7883          14754.05385
2004-10-31  2004-11-30     7.43%          6.65%         10/2004      17760.04307           15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004      19080.44815          16300.75747
2004-12-31  2005-01-31    -1.00%         -1.97%         12/2004      20030.65334          16989.40669
2005-01-31  2005-02-28     3.96%          4.45%         01/2005      19831.34336          16654.94269
2005-02-28  2005-03-31    -2.47%         -2.27%         02/2005      20616.12642          17395.84581
2005-03-31  2005-04-30    -3.04%         -2.55%         03/2005      20107.18718          17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005      19496.36748          16567.48433
2005-05-31  2005-06-30     1.60%          1.63%         05/2005       19521.2989          16597.69751
2005-06-30  2005-07-31     4.46%          3.23%         06/2005      19834.17061          16869.00377
2005-07-31  2005-08-31     3.29%          2.76%         07/2005      20719.06031          17413.79488
2005-08-31  2005-09-30     2.81%          4.56%         08/2005      21401.68951          17894.53946
2005-09-30  2005-10-31    -1.50%         -3.23%         09/2005      22003.41229          18711.18961
2005-10-31  2005-11-30     1.78%          2.65%         10/2005      21672.91621          18106.58452
2005-11-30  2005-12-31     4.90%          4.64%         11/2005      22058.75235          18586.07722
2005-12-31  2006-01-31     6.83%          6.32%         12/2005      23139.10286           19447.8385
2006-01-31  2006-02-28     0.96%         -0.34%         01/2006      24719.46276          20677.90796
2006-02-28  2006-03-31     4.22%          3.17%         02/2006      24956.51674           20608.4637
2006-03-31  2006-04-30     5.06%          4.78%         03/2006      26010.09001          21262.03853
2006-04-30  2006-05-31    -4.05%         -3.80%         04/2006       27327.0566          22278.72975
2006-05-31  2006-06-30    -0.63%         -0.13%         05/2006      26220.80467          21432.31082
2006-06-30  2006-07-31     1.54%          0.94%         06/2006      26055.79316           21404.7152
2006-07-31  2006-08-31     3.44%          2.84%         07/2006      26457.06307          21605.26571
2006-08-31  2006-09-30     1.38%         -0.08%         08/2006      27366.60821          22219.30598
2006-09-30  2006-10-31     4.44%          3.95%         09/2006      27745.53203          22201.41652
2006-10-31  2006-11-30     3.32%          2.98%         10/2006      28977.76406          23078.81278
2006-11-30  2006-12-31     3.90%          2.87%         11/2006      29940.61772          23766.23179
2006-12-31  2007-01-31     1.89%          0.61%         12/2006      31108.24776          24447.67862
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007      31694.93227          24596.81523
2007-02-28  2007-03-31     3.23%          2.56%         02/2007      31666.99492          24793.58307
2007-03-31  2007-04-30     5.05%          4.55%         03/2007      32690.61921          25428.87548
2007-04-30  2007-05-31     3.42%          2.22%         04/2007      34340.53071          26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007      35515.04397          27176.22708
2007-06-30  2007-07-31    -2.78%         -1.38%         06/2007      35255.53384           27203.4992
2007-07-31  2007-08-31    -1.12%         -1.45%         07/2007      34275.02927          26827.45133
2007-08-31  2007-09-30     5.22%          5.68%         08/2007      33891.35358          26439.13227
2007-09-30  2007-10-31     4.85%          4.35%         09/2007      35660.69629          27941.23223
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007      37390.13287           29155.8544
2007-11-30  2007-12-31    -2.15%         -1.88%         11/2007      35125.11057          28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007       34368.5365          27489.05893
2008-01-31  2008-02-29    -1.27%          1.81%         01/2008      31584.40663          25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008      31182.25454          25463.85563
2008-03-31  2008-04-30     4.47%          5.56%         03/2008       31555.9937          25100.36419
2008-04-30  2008-05-31     0.05%          1.52%         04/2008      32965.71164          26495.58367
2008-05-31  2008-06-30    -9.89%         -7.78%         05/2008      32981.20304            26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008      29719.76771          24806.01124
2008-07-31  2008-08-31    -4.18%         -3.87%         07/2008      28878.34266          23923.25865
2008-08-31  2008-09-30   -11.68%        -14.44%         08/2008      27671.77089          22998.07514
2008-09-30  2008-10-31   -25.08%        -20.80%         09/2008      24439.82553          19677.65227
2008-10-31  2008-11-30    -6.13%         -5.42%         10/2008      18311.13706          15584.31425
2008-11-30  2008-12-31     7.56%          5.27%         11/2008      17187.75442           14739.1788
2008-12-31  2009-01-31   -13.80%         -9.33%         12/2008      18487.66861          15516.16027
2009-01-31  2009-02-28   -12.29%        -10.12%         01/2009      15935.98519          14068.39209
2009-02-28  2009-03-31    10.91%          6.59%         02/2009      13978.08972          12644.22388
2009-03-31  2009-04-30    18.43%         12.90%         03/2009      15502.68045          13477.42184
2009-04-30  2009-05-31    14.86%         12.65%         04/2009      18359.28203          15215.45069
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009      21087.49702          17139.69107
2009-06-30  2009-07-31    11.90%          9.39%         06/2009      20766.53055           16962.2042
2009-07-31  2009-08-31     5.73%          4.79%         07/2009      23237.97237          18554.91583
2009-08-31  2009-09-30     5.09%          4.13%         08/2009      24569.98322          19444.16669
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009      25821.75245           20246.4017
2009-10-31  2009-11-30     2.98%          2.47%         10/2009      24794.65975          19921.38374
2009-11-30  2009-12-31     1.13%          1.59%         11/2009      25532.88262          20414.28949
2009-12-31  2010-01-31    -5.78%         -4.69%         12/2009      25821.75244          20739.71496
2010-01-31  2010-02-28     0.40%         -0.10%         01/2010      24329.25836          19767.55316
2010-02-28  2010-03-31     7.88%          6.44%         02/2010      24425.54831          19747.74296
2010-03-31  2010-04-30    -1.71%         -1.49%         03/2010      26351.34713          21018.97237
2010-04-30  2010-05-31   -11.71%        -11.03%         04/2010      25901.99407           20705.5737
2010-05-31  2010-06-30    -1.75%         -1.45%         05/2010      22868.86094          18420.71863
2010-06-30  2010-07-31    12.50%          9.24%         06/2010      22467.65284          18154.24072
2010-07-31  2010-08-31    -4.89%         -2.99%         07/2010      25276.10945          19832.15152
2010-08-31  2010-09-30    10.75%          9.59%         08/2010      24040.38854          19239.37361
2010-09-30  2010-10-31     3.50%          3.56%         09/2010      26624.16861          21084.94731
2010-10-31  2010-11-30    -5.01%         -4.23%         10/2010      27554.97137          21836.08012
2010-11-30  2010-12-31     9.32%          8.05%         11/2010      26174.81554          20911.33371
2010-12-31  2011-01-31     4.26%          2.15%         12/2010      28614.16071          22595.14698
2011-01-31  2011-02-28     3.34%          3.71%         01/2011       29833.8333          23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011      30828.82935          23937.75502
2011-03-31  2011-04-30     5.35%          5.45%         03/2011      29978.26821          23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011      31583.10056          24735.79508
2011-05-31  2011-06-30    -1.37%         -1.42%         05/2011      30443.66959          24002.51829
2011-06-30  2011-07-31    -3.21%         -1.65%         06/2011      30026.41318           23660.6711
2011-07-31  2011-08-31   -10.71%         -8.45%         07/2011      29063.51377          23270.36799
2011-08-31  2011-09-30   -10.95%        -10.04%         08/2011      25950.13903          21303.01857
2011-09-30  2011-10-31     9.65%          9.73%         09/2011      23109.58578          19163.70779
2011-10-31  2011-11-30    -3.29%         -4.62%         10/2011      25340.30274          21027.44381
2011-11-30  2011-12-31    -2.69%         -1.09%         11/2011      24505.78992          20055.70845
2011-12-31  2012-01-31     6.73%          5.40%         12/2011      23847.80865          19836.86573
2012-01-31  2012-02-29     5.23%          5.50%         01/2012        25452.641          20907.86348
2012-02-29  2012-03-31    -0.84%         -0.74%         02/2012      26784.65185          22057.34745
2012-03-31  2012-04-30    -3.56%         -1.70%         03/2012      26559.97531          21894.09324
2012-04-30  2012-05-31   -12.34%        -11.40%         04/2012      25613.12423          21522.48712
2012-05-31  2012-06-30     7.08%          6.55%         05/2012      22451.60451           19068.8287
2012-06-30  2012-07-31    -0.40%          1.25%         06/2012      24040.38854          20318.28267
2012-07-31  2012-08-31     4.16%          2.85%         07/2012      23944.09859          20571.27444
2012-08-31  2012-09-30     3.54%          3.04%         08/2012      24939.09466          21158.19849
2012-09-30  2012-10-31     1.24%          0.70%         09/2012      25821.75245          21800.59481
                                                     10/31/2012      26142.71891          21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         3.17%      -6.91%     10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Japanese Small Company Series vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Japanese Small   MSCI Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2002-10-31  2002-11-30    -0.79%          0.75%         10/2002          10000               10000
2002-11-30  2002-12-31    -0.80%         -2.23%         11/2002    9920.844328         10075.08187
2002-12-31  2003-01-31     0.27%         -0.58%         12/2002    9841.688656         9849.969381
2003-01-31  2003-02-28     7.22%          5.07%         01/2003    9868.073882         9792.859234
2003-02-28  2003-03-31     1.00%         -1.62%         02/2003    10580.47494         10289.41133
2003-03-31  2003-04-30     4.44%          3.12%         03/2003    10686.01583         10122.74022
2003-04-30  2003-05-31     6.38%          4.57%         04/2003    11160.94987         10438.51008
2003-05-31  2003-06-30     8.00%         11.22%         05/2003    11873.35093         10915.49296
2003-06-30  2003-07-31     1.23%          1.17%         06/2003      12823.219         12140.63207
2003-07-31  2003-08-31     8.74%         12.61%         07/2003    12981.53034         12283.20775
2003-08-31  2003-09-30     6.54%          7.28%         08/2003    14116.09499         13831.70478
2003-09-30  2003-10-31     4.04%          7.41%         09/2003    15039.57785         14837.98823
2003-10-31  2003-11-30    -6.24%         -6.87%         10/2003    15646.43801         15937.72465
2003-11-30  2003-12-31     5.94%          7.15%         11/2003    14670.18471         14842.64757
2003-12-31  2004-01-31     4.92%          3.64%         12/2003    15540.89711         15903.77806
2004-01-31  2004-02-29     0.65%         -0.26%         01/2004    16306.06861         16482.86696
2004-02-29  2004-03-31    20.42%         18.33%         02/2004    16411.60951         16440.26731
2004-03-31  2004-04-30    -3.34%         -3.18%         03/2004    19762.53299         19454.19207
2004-04-30  2004-05-31    -4.83%         -4.97%         04/2004    19102.90239         18835.29913
2004-05-31  2004-06-30     9.72%         10.52%         05/2004    18179.41954         17899.83759
2004-06-30  2004-07-31    -6.35%         -8.19%         06/2004    19947.22957         19782.60869
2004-07-31  2004-08-31     1.55%          1.04%         07/2004     18680.7388         18161.42602
2004-08-31  2004-09-30    -2.36%         -3.02%         08/2004    18970.97626         18350.99444
2004-09-30  2004-10-31     1.99%          1.85%         09/2004    18522.42745         17797.06595
2004-10-31  2004-11-30     3.07%          4.35%         10/2004    18891.82059         18126.14819
2004-11-30  2004-12-31     4.88%          4.84%         11/2004    19472.29552         18914.90721
2004-12-31  2005-01-31     4.13%          3.40%         12/2004    20422.16359         19830.53329
2005-01-31  2005-02-28     3.72%          1.91%         01/2005    21266.49077         20505.07202
2005-02-28  2005-03-31     0.60%         -0.23%         02/2005     22058.0475         20897.12186
2005-03-31  2005-04-30    -2.73%         -0.81%         03/2005    22189.97362         20848.39852
2005-04-30  2005-05-31    -1.71%         -1.84%         04/2005    21583.11347         20678.93181
2005-05-31  2005-06-30     1.87%          1.35%         05/2005    21213.72033         20298.06438
2005-06-30  2005-07-31     2.08%          2.83%         06/2005    21609.49869         20572.69895
2005-07-31  2005-08-31     5.62%          3.43%         07/2005     22058.0475          21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005    23298.15305         21881.43987
2005-09-30  2005-10-31     3.16%          2.00%         09/2005    24248.02112         23249.02154
2005-10-31  2005-11-30     2.00%          4.27%         10/2005    25013.19263         23713.49078
2005-11-30  2005-12-31    11.27%         13.52%         11/2005    25514.51189         24726.96291
2005-12-31  2006-01-31     4.28%          3.19%         12/2005    28390.50134         28070.90178
2006-01-31  2006-02-28    -5.97%         -6.51%         01/2006    29604.22165         28965.62742
2006-02-28  2006-03-31     4.45%          4.49%         02/2006    27836.41163         27079.52821
2006-03-31  2006-04-30     2.00%          0.50%         03/2006    29076.51717         28294.28366
2006-04-30  2006-05-31    -7.03%         -8.02%         04/2006     29656.9921         28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006    27572.55938         26153.78472
2006-06-30  2006-07-31    -4.78%         -6.61%         06/2006    26517.15041         25334.67345
2006-07-31  2006-08-31     1.67%          2.66%         07/2006    25250.65964         23659.84185
2006-08-31  2006-09-30    -1.54%         -2.19%         08/2006    25672.82323         24289.11846
2006-09-30  2006-10-31    -0.73%         -0.64%         09/2006    25277.04486         23757.55478
2006-10-31  2006-11-30    -0.63%         -0.84%         10/2006    25092.34829         23605.12794
2006-11-30  2006-12-31     0.85%          0.58%         11/2006    24934.03695         23406.37397
2006-12-31  2007-01-31     2.10%          1.94%         12/2006    25145.11875         23542.69283
2007-01-31  2007-02-28     4.01%          3.95%         01/2007    25672.82323         24000.37275
2007-02-28  2007-03-31    -0.69%         -0.92%         02/2007    26701.84698         24947.40195
2007-03-31  2007-04-30    -1.39%         -1.71%         03/2007    26517.15041         24717.55696
2007-04-30  2007-05-31    -2.02%         -2.38%         04/2007    26147.75727         24294.40116
2007-05-31  2007-06-30     1.65%          0.66%         05/2007    25620.05278         23715.33754
2007-06-30  2007-07-31     0.61%         -0.03%         06/2007    26042.21638         23871.04781
2007-07-31  2007-08-31    -4.23%         -6.09%         07/2007    26200.52772         23864.94367
2007-08-31  2007-09-30    -0.11%         -0.61%         08/2007     25092.3483         22411.08335
2007-09-30  2007-10-31     0.63%          3.62%         09/2007    25065.96307         22275.03884
2007-10-31  2007-11-30    -2.30%         -4.20%         10/2007    25224.27442         23080.52444
2007-11-30  2007-12-31    -6.21%         -5.98%         11/2007    24643.79948         22110.18267
2007-12-31  2008-01-31    -2.85%         -4.91%         12/2007    23113.45647         20787.37617
2008-01-31  2008-02-29    -0.71%          1.10%         01/2008    22453.82586         19766.37958
2008-02-29  2008-03-31     2.01%          0.03%         02/2008    22295.51452         19983.05381
2008-03-31  2008-04-30     0.70%          1.24%         03/2008    22744.06333         19989.52537
2008-04-30  2008-05-31     3.69%          3.08%         04/2008    22902.37468         20237.73298
2008-05-31  2008-06-30    -4.67%         -6.14%         05/2008    23746.70186         20861.33463
2008-06-30  2008-07-31    -2.80%         -3.27%         06/2008    22638.52244         19580.38503
2008-07-31  2008-08-31    -5.52%         -4.42%         07/2008    22005.27706          18939.5221
2008-08-31  2008-09-30    -6.47%         -9.76%         08/2008    20791.55674         18102.73475
2008-09-30  2008-10-31    -7.33%        -10.56%         09/2008     19445.9103          16335.0643
2008-10-31  2008-11-30     2.64%          4.08%         10/2008    18021.10819         14610.87139
2008-11-30  2008-12-31    10.27%          7.79%         11/2008    18496.04223         15207.58848
2008-12-31  2009-01-31    -6.86%         -5.24%         12/2008    20395.77837         16391.82817
2009-01-31  2009-02-28   -12.92%        -13.15%         01/2009    18997.36148         15532.69167
2009-02-28  2009-03-31     4.47%          3.53%         02/2009    16543.53562          13490.5956
2009-03-31  2009-04-30     4.12%          5.12%         03/2009    17282.32191         13966.68196
2009-04-30  2009-05-31    12.32%         12.24%         04/2009    17994.72296          14681.2359
2009-05-31  2009-06-30     6.66%          6.36%         05/2009     20211.0818          16477.8381
2009-06-30  2009-07-31     2.08%          2.50%         06/2009    21556.72824         17526.07854
2009-07-31  2009-08-31     5.28%          5.61%         07/2009    22005.27705         17964.79588
2009-08-31  2009-09-30    -1.03%         -0.39%         08/2009    23166.22692         18971.85596
2009-09-30  2009-10-31    -3.57%         -3.66%         09/2009    22928.75989         18896.95379
2009-10-31  2009-11-30    -4.06%         -3.57%         10/2009    22110.81795         18205.29095
2009-11-30  2009-12-31    -0.37%         -1.87%         11/2009    21213.72032         17554.53077
2009-12-31  2010-01-31     1.37%          2.16%         12/2009    21134.56465         17226.74007
2010-01-31  2010-02-28     1.97%          1.90%         01/2010    21424.80211         17598.31424
2010-02-28  2010-03-31     5.07%          4.55%         02/2010     21846.9657         17932.44578
2010-03-31  2010-04-30     2.99%          2.71%         03/2010    22955.14512         18748.39441
2010-04-30  2010-05-31    -8.37%         -6.94%         04/2010    23641.16094         19256.15939
2010-05-31  2010-06-30     1.58%          0.44%         05/2010    21662.26912         17920.38247
2010-06-30  2010-07-31     1.80%          1.21%         06/2010    22005.27704         17999.54236
2010-07-31  2010-08-31    -2.71%         -2.12%         07/2010     22401.0554         18217.74964
2010-08-31  2010-09-30     4.36%          4.09%         08/2010    21794.19525         17832.12461
2010-09-30  2010-10-31    -2.09%         -0.82%         09/2010    22744.06332         18561.32287
2010-10-31  2010-11-30     2.49%          1.95%         10/2010    22269.12928         18408.83566
2010-11-30  2010-12-31     9.25%         10.09%         11/2010    22823.21899         18767.41745
2010-12-31  2011-01-31     2.33%          1.19%         12/2010    24934.03693         20661.01405
2011-01-31  2011-02-28     4.65%          4.02%         01/2011    25514.51186         20906.71999
2011-02-28  2011-03-31    -6.23%         -6.17%         02/2011    26701.84695         21747.69396
2011-03-31  2011-04-30    -0.53%          0.09%         03/2011    25039.57783         20405.73235
2011-04-30  2011-05-31    -1.69%         -1.49%         04/2011    24907.65171         20424.23355
2011-05-31  2011-06-30     5.06%          3.72%         05/2011    24485.48812         20120.65268
2011-06-30  2011-07-31     3.69%          4.15%         06/2011    25725.59366         20870.11031
2011-07-31  2011-08-31    -2.67%         -4.09%         07/2011    26675.46174         21737.00781
2011-08-31  2011-09-30    -0.51%          0.09%         08/2011    25963.06068         20848.50785
2011-09-30  2011-10-31    -5.11%         -3.69%         09/2011    25831.13456         20867.42386
2011-10-31  2011-11-30     1.61%         -2.71%         10/2011    24511.87334         20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011    24907.65171         19553.25552
2011-12-31  2012-01-31     6.39%          4.10%         12/2011    24775.72559         19858.08869
2012-01-31  2012-02-29     0.10%          1.09%         01/2012    26358.83905         20673.25987
2012-02-29  2012-03-31     2.90%          2.67%         02/2012    26385.22427         20897.89665
2012-03-31  2012-04-30    -2.04%         -1.45%         03/2012    27150.39578         21455.93331
2012-04-30  2012-05-31    -8.33%         -8.30%         04/2012    26596.30607         21145.10649
2012-05-31  2012-06-30     5.30%          4.27%         05/2012    24379.94724         19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012    25672.82322         20216.46374
2012-07-31  2012-08-31     0.11%         -0.57%         07/2012    24802.11082         19900.07911
2012-08-31  2012-09-30     1.38%          2.77%         08/2012    24828.49605         19786.64947
2012-09-30  2012-10-31    -2.10%         -2.16%         09/2012    25171.50396         20333.93316
                                                     10/31/2012    24643.79948          19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.54%      -0.46%     9.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Asia Pacific Small Company Series vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                                       MSCI0 Pacific ex
                                                                  The Asia Pacific       Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     0.96%          2.23%         10/2002           10000                10000
2002-11-30  2002-12-31     1.36%          1.63%         11/2002     10095.89041          10222.94441
2002-12-31  2003-01-31     3.21%          3.70%         12/2002     10232.87671          10389.69329
2003-01-31  2003-02-28     0.65%         -1.56%         01/2003     10561.64383           10774.1636
2003-02-28  2003-03-31    -2.06%         -0.24%         02/2003     10630.13699          10605.86716
2003-03-31  2003-04-30     2.89%          5.52%         03/2003      10410.9589          10580.71942
2003-04-30  2003-05-31    10.23%          7.11%         04/2003     10712.32877          11164.43722
2003-05-31  2003-06-30     4.64%          5.34%         05/2003     11808.21918           11958.2354
2003-06-30  2003-07-31     6.87%          2.28%         06/2003     12356.16438          12596.40774
2003-07-31  2003-08-31     7.16%          4.86%         07/2003     13205.47945          12883.57562
2003-08-31  2003-09-30     8.03%          7.96%         08/2003     14150.68493          13509.07737
2003-09-30  2003-10-31     5.82%          8.26%         09/2003     15287.67123          14584.14338
2003-10-31  2003-11-30     0.76%         -0.44%         10/2003     16178.08219          15788.91371
2003-11-30  2003-12-31     4.45%          6.55%         11/2003     16301.36986          15719.08037
2003-12-31  2004-01-31     6.28%          4.09%         12/2003     17027.39726          16749.07389
2004-01-31  2004-02-29     3.10%          3.02%         01/2004     18095.89041          17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004     18657.53424          17961.48526
2004-03-31  2004-04-30    -7.28%         -5.66%         03/2004     18068.49314          17996.98227
2004-04-30  2004-05-31    -0.74%         -0.45%         04/2004     16753.42465          16979.07901
2004-05-31  2004-06-30     0.41%          0.12%         05/2004     16630.13698          16902.18495
2004-06-30  2004-07-31     1.80%          3.77%         06/2004     16698.63013           16922.1097
2004-07-31  2004-08-31     2.42%          3.29%         07/2004     16999.99999          17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004      17410.9589          18139.16374
2004-09-30  2004-10-31     4.74%          6.40%         09/2004     18479.45205          19221.96752
2004-10-31  2004-11-30     7.29%          7.70%         10/2004     19356.16437          20452.36921
2004-11-30  2004-12-31     2.31%          4.23%         11/2004     20767.12328          22026.32775
2004-12-31  2005-01-31     2.26%          0.87%         12/2004     21246.57533          22957.37457
2005-01-31  2005-02-28     2.90%          3.19%         01/2005     21726.02738          23157.68602
2005-02-28  2005-03-31    -3.37%         -2.84%         02/2005     22356.16437          23895.28867
2005-03-31  2005-04-30    -3.36%         -1.63%         03/2005     21602.73971          23215.91272
2005-04-30  2005-05-31    -2.23%          1.28%         04/2005     20876.71232          22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005     20410.95889           23131.7645
2005-06-30  2005-07-31     3.40%          4.16%         06/2005     21328.76711          24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005     22054.79451          25412.08446
2005-08-31  2005-09-30     3.69%          5.04%         08/2005     22630.13697          25391.96627
2005-09-30  2005-10-31    -5.60%         -5.88%         09/2005     23465.75341          26672.76016
2005-10-31  2005-11-30     2.47%          3.79%         10/2005     22150.68492          25105.66888
2005-11-30  2005-12-31     1.57%          1.96%         11/2005     22698.63012          26057.80112
2005-12-31  2006-01-31     6.77%          5.72%         12/2005      23054.7945          26569.26752
2006-01-31  2006-02-28     1.45%          1.00%         01/2006     24616.43833          28089.73876
2006-02-28  2006-03-31     5.10%          4.23%         02/2006     24972.60272          28371.87709
2006-03-31  2006-04-30     5.74%          6.45%         03/2006     26246.57533          29573.16543
2006-04-30  2006-05-31    -5.68%         -5.11%         04/2006     27753.42464          31480.62173
2006-05-31  2006-06-30    -0.63%         -1.22%         05/2006     26178.08218          29873.19735
2006-06-30  2006-07-31     1.95%          1.03%         06/2006     26013.69863          29509.32885
2006-07-31  2006-08-31     2.48%          3.26%         07/2006     26520.54794          29812.16571
2006-08-31  2006-09-30     1.06%          1.65%         08/2006     27178.08219          30784.60958
2006-09-30  2006-10-31     8.23%          6.97%         09/2006     27465.75342          31293.56121
2006-10-31  2006-11-30     5.58%          6.08%         10/2006     29726.02739          33475.41808
2006-11-30  2006-12-31     2.88%          3.73%         11/2006     31383.56164          35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006     32287.67123          36835.73688
2007-01-31  2007-02-28     2.69%          1.91%         01/2007     33123.28767          37771.32964
2007-02-28  2007-03-31     5.24%          5.16%         02/2007     34013.69862          38491.52928
2007-03-31  2007-04-30     7.00%          6.93%         03/2007     35794.52054          40477.38445
2007-04-30  2007-05-31     8.58%          3.93%         04/2007     38301.36985          43284.20999
2007-05-31  2007-06-30     4.12%          2.60%         05/2007     41589.04108          44983.41006
2007-06-30  2007-07-31     1.58%         -0.03%         06/2007     43301.36985          46153.21619
2007-07-31  2007-08-31    -7.44%         -6.44%         07/2007     43986.30135          46140.90182
2007-08-31  2007-09-30    11.71%          8.87%         08/2007     40712.32875          43171.53026
2007-09-30  2007-10-31     8.77%          6.84%         09/2007     45479.45203          47002.60658
2007-10-31  2007-11-30    -6.59%         -8.03%         10/2007     49465.75341          50215.50421
2007-11-30  2007-12-31    -1.69%         -1.38%         11/2007     46205.47942          46181.72607
2007-12-31  2008-01-31   -10.04%        -13.40%         12/2007      45424.6575          45546.18965
2008-01-31  2008-02-29     3.08%          5.94%         01/2008     40863.01367          39443.03773
2008-02-29  2008-03-31    -4.85%         -6.31%         02/2008     42123.28764          41786.09735
2008-03-31  2008-04-30     7.01%          6.69%         03/2008     40082.19175          39150.03399
2008-04-30  2008-05-31     4.38%          1.08%         04/2008     42890.41093          41769.12844
2008-05-31  2008-06-30    -9.82%        -11.19%         05/2008     44767.12325           42219.7361
2008-06-30  2008-07-31    -5.87%         -4.60%         06/2008     40369.86297           37496.3338
2008-07-31  2008-08-31    -6.99%         -8.12%         07/2008     37999.99995          35772.06782
2008-08-31  2008-09-30   -17.17%        -19.52%         08/2008     35342.46571          32866.37089
2008-09-30  2008-10-31   -33.22%        -35.32%         09/2008     29273.97257          26450.30161
2008-10-31  2008-11-30    -9.60%        -10.91%         10/2008     19547.94518          17107.99184
2008-11-30  2008-12-31    10.93%         11.62%         11/2008     17671.23285          15240.90591
2008-12-31  2009-01-31   -12.30%        -11.01%         12/2008      19602.7397           17011.6769
2009-01-31  2009-02-28    -5.50%         -6.21%         01/2009      17191.7808          15138.38093
2009-02-28  2009-03-31    15.51%         14.33%         02/2009     16246.57532          14198.33404
2009-03-31  2009-04-30    14.96%         17.90%         03/2009     18767.12326           16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009     21575.34243           19138.9839
2009-05-31  2009-06-30     0.81%          2.82%         05/2009     27150.68488           23727.9327
2009-06-30  2009-07-31    14.46%         14.44%         06/2009     27369.86296          24395.89769
2009-07-31  2009-08-31     4.55%          5.14%         07/2009     31328.76705          27918.80754
2009-08-31  2009-09-30     7.82%          8.38%         08/2009     32753.42459          29353.56318
2009-09-30  2009-10-31     2.25%          2.40%         09/2009     35315.06842          31812.29559
2009-10-31  2009-11-30     4.67%          2.88%         10/2009     36109.58897          32574.95601
2009-11-30  2009-12-31     2.65%          4.00%         11/2009     37794.52047          33511.53396
2009-12-31  2010-01-31    -5.40%         -6.39%         12/2009     38794.52047          34850.68161
2010-01-31  2010-02-28     1.79%          1.25%         01/2010     36698.63008          32622.21372
2010-02-28  2010-03-31     8.25%          8.24%         02/2010     37356.16432          33031.08649
2010-03-31  2010-04-30     1.39%          2.80%         03/2010      40438.3561          35753.24456
2010-04-30  2010-05-31   -13.83%        -15.10%         04/2010     40999.99993          36753.03781
2010-05-31  2010-06-30    -1.20%         -0.57%         05/2010     35328.76706          31203.76406
2010-06-30  2010-07-31    11.11%         10.17%         06/2010     34904.10953           31025.8813
2010-07-31  2010-08-31    -0.11%         -0.22%         07/2010     38780.82186          34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010     38739.72596          34106.50072
2010-09-30  2010-10-31     4.33%          4.44%         09/2010     44616.43827          39227.22466
2010-10-31  2010-11-30    -1.32%         -1.34%         10/2010     46547.94513          40968.50656
2010-11-30  2010-12-31     9.81%         10.09%         11/2010     45931.50678          40421.36451
2010-12-31  2011-01-31    -2.12%         -2.91%         12/2010     50438.35609          44501.01994
2011-01-31  2011-02-28     0.64%          0.55%         01/2011     49369.86294          43206.90568
2011-02-28  2011-03-31     2.12%          3.07%         02/2011     49684.93144          43443.45509
2011-03-31  2011-04-30     4.27%          4.05%         03/2011     50739.72597          44776.95098
2011-04-30  2011-05-31    -2.95%         -2.29%         04/2011     52904.10953          46588.20093
2011-05-31  2011-06-30    -3.36%         -3.56%         05/2011      51342.4657          45521.78147
2011-06-30  2011-07-31     1.66%          1.48%         06/2011     49616.43831          43902.98932
2011-07-31  2011-08-31    -6.95%         -6.96%         07/2011     50438.35613          44550.56657
2011-08-31  2011-09-30   -18.65%        -18.18%         08/2011     46931.50683          41451.93249
2011-09-30  2011-10-31    15.64%         16.38%         09/2011     38178.08217          33915.26065
2011-10-31  2011-11-30    -2.67%         -6.82%         10/2011     44150.68491          39471.81922
2011-11-30  2011-12-31    -5.83%         -3.21%         11/2011     42972.60272          36780.00112
2011-12-31  2012-01-31    10.36%         10.38%         12/2011     40465.75341          35600.90329
2012-01-31  2012-02-29     7.55%          7.78%         01/2012     44657.53422          39297.23236
2012-02-29  2012-03-31    -1.43%         -3.13%         02/2012     48027.39723          42352.65578
2012-03-31  2012-04-30    -0.41%          0.54%         03/2012     47342.46573          41026.60855
2012-04-30  2012-05-31   -12.46%        -12.98%         04/2012     47150.68491           41248.3563
2012-05-31  2012-06-30     2.12%          1.40%         05/2012     41273.97258          35894.03867
2012-06-30  2012-07-31     1.49%          3.29%         06/2012     42150.68492          36396.50327
2012-07-31  2012-08-31     3.36%          1.60%         07/2012      42780.8219          37593.17588
2012-08-31  2012-09-30     4.96%          5.32%         08/2012     44219.17807          38194.19868
2012-09-30  2012-10-31     2.24%          2.06%         09/2012     46410.95889          40226.10709
                                                     10/31/2012     47452.05477           41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.48%      -0.83%     16.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The United Kingdom Small Company Series vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The United Kingdom     MSCI UK Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     3.38%          1.85%         10/2002           10000                10000
2002-11-30  2002-12-31    -0.24%         -2.90%         11/2002     10337.55274          10184.73327
2002-12-31  2003-01-31    -2.37%         -7.52%         12/2002     10312.23629          9889.741677
2003-01-31  2003-02-28    -3.35%         -2.90%         01/2003     10067.51055           9146.50954
2003-02-28  2003-03-31    -0.87%         -0.12%         02/2003     9729.957808          8880.979174
2003-03-31  2003-04-30     9.45%         13.39%         03/2003     9645.569623          8870.105074
2003-04-30  2003-05-31    11.99%         14.56%         04/2003     10556.96203          10057.78446
2003-05-31  2003-06-30     5.71%          3.29%         05/2003     11822.78481          11522.12121
2003-06-30  2003-07-31     3.98%          6.33%         06/2003      12497.8903          11901.70319
2003-07-31  2003-08-31     4.22%          4.76%         07/2003     12995.78059          12654.92432
2003-08-31  2003-09-30     3.93%          2.62%         08/2003      13544.3038          13257.17248
2003-09-30  2003-10-31     5.70%          8.11%         09/2003     14075.94937          13605.01726
2003-10-31  2003-11-30     0.51%          0.83%         10/2003     14877.63713          14708.35915
2003-11-30  2003-12-31     5.59%          5.61%         11/2003      14953.5865          14830.88245
2003-12-31  2004-01-31     7.43%          8.47%         12/2003     15789.02954          15662.49826
2004-01-31  2004-02-29     5.82%          6.77%         01/2004     16962.02532          16989.77076
2004-02-29  2004-03-31    -1.36%         -0.38%         02/2004     17949.36709          18140.78167
2004-03-31  2004-04-30    -3.57%         -3.48%         03/2004     17704.64135          18071.61733
2004-04-30  2004-05-31     0.15%         -0.06%         04/2004     17071.72996          17442.81614
2004-05-31  2004-06-30     3.41%          3.47%         05/2004     17097.04641          17432.82714
2004-06-30  2004-07-31    -3.68%         -4.53%         06/2004     17679.32489          18037.60416
2004-07-31  2004-08-31    -0.69%         -1.37%         07/2004     17029.53587          17221.28795
2004-08-31  2004-09-30     2.84%          3.29%         08/2004      16911.3924          16985.59814
2004-09-30  2004-10-31     3.15%          3.81%         09/2004     17392.40506          17543.84412
2004-10-31  2004-11-30     8.09%          8.09%         10/2004     17940.92826          18211.46333
2004-11-30  2004-12-31     4.13%          5.77%         11/2004     19392.40506          19683.89242
2004-12-31  2005-01-31     2.84%          2.25%         12/2004     20194.09282          20819.35084
2005-01-31  2005-02-28     3.41%          2.37%         01/2005     20767.93248          21286.81073
2005-02-28  2005-03-31    -2.24%         -1.25%         02/2005     21476.79324          21790.68621
2005-03-31  2005-04-30    -3.38%         -4.52%         03/2005     20995.78058          21518.58081
2005-04-30  2005-05-31    -1.96%         -0.89%         04/2005     20286.91983          20545.98101
2005-05-31  2005-06-30     1.91%          1.54%         05/2005     19890.29536           20363.7766
2005-06-30  2005-07-31     1.96%          2.97%         06/2005     20270.04219          20677.10243
2005-07-31  2005-08-31     5.63%          4.84%         07/2005     20666.66666          21291.23624
2005-08-31  2005-09-30    -1.12%          0.17%         08/2005     21831.22362           22321.6205
2005-09-30  2005-10-31    -2.81%         -3.05%         09/2005     21586.49788          22360.43851
2005-10-31  2005-11-30     4.34%          4.99%         10/2005     20978.90295          21679.54278
2005-11-30  2005-12-31     4.39%          4.32%         11/2005     21890.29534          22761.64224
2005-12-31  2006-01-31     7.83%          8.14%         12/2005     22852.32066          23745.11614
2006-01-31  2006-02-28     1.37%          1.57%         01/2006      24641.3502          25678.80942
2006-02-28  2006-03-31     1.66%          2.02%         02/2006     24978.90294          26081.40403
2006-03-31  2006-04-30     5.05%          5.29%         03/2006     25392.40506           26609.0508
2006-04-30  2006-05-31    -2.02%         -2.22%         04/2006     26675.10548          28017.24683
2006-05-31  2006-06-30    -0.03%         -0.85%         05/2006     26135.02109          27395.40001
2006-06-30  2006-07-31     0.71%         -0.78%         06/2006     26126.58227          27162.87127
2006-07-31  2006-08-31     4.20%          3.60%         07/2006     26312.23628          26951.71141
2006-08-31  2006-09-30     2.92%          2.93%         08/2006     27417.72151          27921.52946
2006-09-30  2006-10-31     5.68%          5.73%         09/2006     28219.40928          28740.12164
2006-10-31  2006-11-30     6.28%          6.48%         10/2006      29822.7848          30386.15702
2006-11-30  2006-12-31     5.46%          4.69%         11/2006     31696.20252          32355.38079
2006-12-31  2007-01-31     0.71%         -0.23%         12/2006     33426.16032          33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007     33662.44723          33794.55537
2007-02-28  2007-03-31     4.71%          4.14%         02/2007     33654.00842          33900.02177
2007-03-31  2007-04-30     3.45%          4.96%         03/2007      35240.5063          35302.18758
2007-04-30  2007-05-31     1.34%          0.64%         04/2007     36455.69619          37054.44065
2007-05-31  2007-06-30    -3.65%         -2.91%         05/2007     36945.14767          37292.47839
2007-06-30  2007-07-31    -0.52%         -0.56%         06/2007      35594.9367          36207.10124
2007-07-31  2007-08-31    -0.57%         -3.67%         07/2007     35409.28269          36003.55839
2007-08-31  2007-09-30    -3.45%         -5.67%         08/2007     35206.75106           34683.7346
2007-09-30  2007-10-31     7.99%         10.99%         09/2007     33991.56119          32718.25112
2007-10-31  2007-11-30   -11.56%        -11.57%         10/2007     36708.86077          36313.48132
2007-11-30  2007-12-31    -5.28%         -5.02%         11/2007     32464.13503          32111.56657
2007-12-31  2008-01-31    -6.72%         -8.05%         12/2007     30751.05486           30499.3662
2008-01-31  2008-02-29     1.47%          3.39%         01/2008     28683.54431          28045.22453
2008-02-29  2008-03-31    -0.38%         -1.26%         02/2008     29105.48524          28995.40235
2008-03-31  2008-04-30     1.69%          1.86%         03/2008      28995.7806          28630.99404
2008-04-30  2008-05-31     0.29%          0.47%         04/2008     29485.23207          29163.51692
2008-05-31  2008-06-30    -7.96%         -6.84%         05/2008     29569.62026          29301.51708
2008-06-30  2008-07-31    -3.50%         -3.99%         06/2008     27215.18989          27298.28546
2008-07-31  2008-08-31    -1.61%         -2.62%         07/2008     26261.60339           26209.1302
2008-08-31  2008-09-30   -15.45%        -18.39%         08/2008     25839.66246          25523.09577
2008-09-30  2008-10-31   -26.84%        -27.75%         09/2008     21848.10127          20829.83263
2008-10-31  2008-11-30    -7.07%         -9.27%         10/2008     15983.12237          15050.14501
2008-11-30  2008-12-31    -2.22%         -2.54%         11/2008     14852.32068          13654.45043
2008-12-31  2009-01-31    -2.44%         -0.55%         12/2008     14523.20676          13308.06844
2009-01-31  2009-02-28    -4.11%         -3.32%         01/2009     14168.77638           13235.0837
2009-02-28  2009-03-31     4.35%          5.80%         02/2009     13586.49789          12796.33037
2009-03-31  2009-04-30    20.95%         22.97%         03/2009     14177.21519          13538.45221
2009-04-30  2009-05-31    10.24%         10.56%         04/2009     17147.67933          16648.44171
2009-05-31  2009-06-30     0.49%          0.71%         05/2009     18902.95359          18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009     18995.78059          18536.80413
2009-07-31  2009-08-31     7.81%          9.64%         07/2009     20641.35021          20242.59082
2009-08-31  2009-09-30     2.92%          2.31%         08/2009     22253.16456          22194.30581
2009-09-30  2009-10-31     0.15%          0.14%         09/2009     22902.95359          22706.30182
2009-10-31  2009-11-30    -0.29%         -1.04%         10/2009     22936.70886          22739.17824
2009-11-30  2009-12-31     2.10%          2.47%         11/2009     22869.19831          22502.57727
2009-12-31  2010-01-31    -0.98%         -0.46%         12/2009     23350.21097          23058.42647
2010-01-31  2010-02-28    -3.43%         -4.48%         01/2010     23122.36287          22951.40342
2010-02-28  2010-03-31     8.39%          8.81%         02/2010     22329.11393          21923.41454
2010-03-31  2010-04-30     3.70%          3.99%         03/2010     24202.53165           23855.6759
2010-04-30  2010-05-31   -11.30%        -12.02%         04/2010     25097.04642          24807.83622
2010-05-31  2010-06-30     1.90%          0.43%         05/2010     22261.60339          21825.88192
2010-06-30  2010-07-31    13.50%         12.03%         06/2010     22683.54431          21920.17077
2010-07-31  2010-08-31    -3.67%         -2.72%         07/2010     25746.83545          24556.84503
2010-08-31  2010-09-30    10.68%         11.02%         08/2010     24801.68777          23889.83015
2010-09-30  2010-10-31     5.23%          4.26%         09/2010      27451.4768          26521.98383
2010-10-31  2010-11-30    -4.91%         -4.16%         10/2010     28886.07596          27652.52891
2010-11-30  2010-12-31    10.23%         10.46%         11/2010     27468.35445          26500.89745
2010-12-31  2011-01-31     1.45%          0.97%         12/2010     30278.48103          29273.77513
2011-01-31  2011-02-28     3.02%          2.64%         01/2011      30717.2996          29556.91796
2011-02-28  2011-03-31    -1.84%         -1.73%         02/2011     31645.56964          30336.40823
2011-03-31  2011-04-30     8.86%          9.17%         03/2011     31063.29116          29812.97875
2011-04-30  2011-05-31    -0.60%         -1.27%         04/2011     33814.34601          32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011     33611.81436           32133.8104
2011-06-30  2011-07-31    -0.65%         -0.28%         06/2011     32540.08441          31051.37887
2011-07-31  2011-08-31    -9.97%        -10.20%         07/2011     32329.11394          30965.45914
2011-08-31  2011-09-30   -10.09%        -10.55%         08/2011     29105.48524          27806.69897
2011-09-30  2011-10-31    10.61%         10.93%         09/2011     26168.77639           24874.3008
2011-10-31  2011-11-30    -3.03%         -3.88%         10/2011      28945.1477          27592.49812
2011-11-30  2011-12-31    -3.10%         -3.34%         11/2011     28067.51056          26521.47755
2011-12-31  2012-01-31     8.84%         10.15%         12/2011     27198.31226          25636.24738
2012-01-31  2012-02-29     8.15%          9.29%         01/2012     29603.37555          28237.12768
2012-02-29  2012-03-31     2.19%          0.33%         02/2012     32016.87766          30859.75401
2012-03-31  2012-04-30     1.73%          1.70%         03/2012      32717.2996          30961.08612
2012-04-30  2012-05-31   -11.26%        -12.39%         04/2012     33282.70044          31488.06169
2012-05-31  2012-06-30     4.91%          4.76%         05/2012       29535.865          27586.66253
2012-06-30  2012-07-31     1.69%          1.82%         06/2012     30987.34179          28900.19337
2012-07-31  2012-08-31     5.49%          5.29%         07/2012     31510.54854          29426.59945
2012-08-31  2012-09-30     5.15%          5.34%         08/2012     33240.50634          30984.44922
2012-09-30  2012-10-31     2.20%          2.07%         09/2012     34953.58652          32637.78817
                                                     10/31/2012     35721.51901          33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         23.41%     -0.54%     13.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Continental Small Company Series vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                The Continental Small     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Company Series     Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------------
2002-10-31  2002-11-30     5.55%          5.48%         10/2002            10000                   10000
2002-11-30  2002-12-31     1.83%         -2.35%         11/2002      10554.66238              10548.1194
2002-12-31  2003-01-31    -0.67%         -1.33%         12/2002      10747.58843             10300.47589
2003-01-31  2003-02-28    -2.94%         -4.40%         01/2003      10675.24116               10163.741
2003-02-28  2003-03-31    -0.62%         -0.23%         02/2003      10361.73634              9716.82901
2003-03-31  2003-04-30    12.49%         14.70%         03/2003      10297.42765             9694.149111
2003-04-30  2003-05-31    10.20%          9.83%         04/2003      11583.60129              11119.0498
2003-05-31  2003-06-30     1.64%          1.49%         05/2003      12765.27332             12212.14227
2003-06-30  2003-07-31     3.53%          3.56%         06/2003      12974.27653             12393.71256
2003-07-31  2003-08-31     2.21%          2.88%         07/2003      13432.47589             12834.98735
2003-08-31  2003-09-30     5.15%          5.67%         08/2003      13729.90354             13204.94501
2003-09-30  2003-10-31     6.18%          8.35%         09/2003      14437.29904             13953.64386
2003-10-31  2003-11-30     5.24%          5.32%         10/2003        15329.582             15119.23334
2003-11-30  2003-12-31     6.23%          5.23%         11/2003      16133.44052             15923.77981
2003-12-31  2004-01-31     4.83%          5.03%         12/2003      17138.26367             16756.77447
2004-01-31  2004-02-29     3.36%          3.37%         01/2004      17966.23796             17599.60146
2004-02-29  2004-03-31    -2.03%         -3.45%         02/2004      18569.13185             18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004      18191.31834             17565.51607
2004-04-30  2004-05-31     1.12%          0.32%         04/2004      17974.27654             17288.89996
2004-05-31  2004-06-30     3.01%          3.57%         05/2004      18175.24117             17343.96099
2004-06-30  2004-07-31    -3.22%         -4.02%         06/2004      18721.86496             17962.61095
2004-07-31  2004-08-31     0.62%          0.32%         07/2004      18118.97107             17240.78711
2004-08-31  2004-09-30     5.20%          5.58%         08/2004      18231.51126             17295.45485
2004-09-30  2004-10-31     3.77%          4.24%         09/2004      19180.06431             18259.67829
2004-10-31  2004-11-30    10.70%         11.10%         10/2004      19903.53698               19033.679
2004-11-30  2004-12-31     5.18%          5.00%         11/2004      22033.76207             21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004      23175.24117             22203.35873
2005-01-31  2005-02-28     6.43%          7.01%         01/2005      23504.82316             22452.31322
2005-02-28  2005-03-31    -2.73%         -2.55%         02/2005      25016.07718             24025.35429
2005-03-31  2005-04-30    -2.64%         -2.94%         03/2005      24332.79744             23411.81715
2005-04-30  2005-05-31     0.27%          1.42%         04/2005      23689.71063             22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005      23754.01931              23046.7101
2005-06-30  2005-07-31     6.23%          6.86%         06/2005      24397.10613             23784.26566
2005-07-31  2005-08-31     3.38%          2.84%         07/2005      25916.39874             25416.03849
2005-08-31  2005-09-30     2.55%          3.41%         08/2005      26792.60453             26137.73122
2005-09-30  2005-10-31    -4.94%         -6.90%         09/2005      27475.88427             27030.24424
2005-10-31  2005-11-30     0.37%          1.28%         10/2005      26117.36336             25164.72424
2005-11-30  2005-12-31     5.18%          5.80%         11/2005      26213.82639             25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005      27572.34728             26962.59783
2006-01-31  2006-02-28     2.90%          2.82%         01/2006      30217.04182             29971.15851
2006-02-28  2006-03-31     6.46%          6.46%         02/2006      31093.24762             30817.39404
2006-03-31  2006-04-30     6.90%          7.09%         03/2006      33102.89392             32808.37452
2006-04-30  2006-05-31    -4.79%         -5.14%         04/2006      35385.85213              35133.1297
2006-05-31  2006-06-30    -1.86%         -2.28%         05/2006      33689.71065             33327.25914
2006-06-30  2006-07-31    -0.22%         -1.09%         06/2006        33062.701             32567.81027
2006-07-31  2006-08-31     2.66%          2.35%         07/2006      32990.35373             32211.48678
2006-08-31  2006-09-30     1.35%          1.05%         08/2006      33866.55951             32969.36247
2006-09-30  2006-10-31     5.04%          5.34%         09/2006      34324.75886             33315.32925
2006-10-31  2006-11-30     6.96%          7.00%         10/2006      36053.05469             35095.89795
2006-11-30  2006-12-31     4.77%          4.72%         11/2006      38561.09328             37551.88191
2006-12-31  2007-01-31     4.64%          3.20%         12/2006      40401.92929             39323.27377
2007-01-31  2007-02-28     0.17%          0.43%         01/2007      42274.91964             40582.59809
2007-02-28  2007-03-31     5.85%          5.32%         02/2007      42347.26691             40756.26296
2007-03-31  2007-04-30     5.27%          6.05%         03/2007      44823.15116             42923.45286
2007-04-30  2007-05-31     1.94%          1.74%         04/2007      47186.49521             45521.16427
2007-05-31  2007-06-30    -1.09%         -0.96%         05/2007      48102.89393             46314.80908
2007-06-30  2007-07-31    -0.54%         -0.73%         06/2007       47580.3859             45872.16695
2007-07-31  2007-08-31    -3.55%         -4.53%         07/2007      47323.15118             45536.38588
2007-08-31  2007-09-30     2.24%          1.99%         08/2007      45643.08687             43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007      46663.98719             44340.52536
2007-10-31  2007-11-30    -7.38%         -7.15%         10/2007      48914.79105              46993.8839
2007-11-30  2007-12-31    -1.92%         -2.03%         11/2007      45305.46629             43631.74618
2007-12-31  2008-01-31    -9.52%        -12.04%         12/2007      44437.29909             42747.93808
2008-01-31  2008-02-29     4.30%          6.05%         01/2008      40209.00326             37600.02267
2008-02-29  2008-03-31     3.18%          2.03%         02/2008      41937.29908             39875.47704
2008-03-31  2008-04-30     1.21%          1.71%         03/2008      43271.70422             40686.35254
2008-04-30  2008-05-31     1.93%          1.55%         04/2008      43794.21227             41381.35231
2008-05-31  2008-06-30    -8.43%         -9.24%         05/2008      44638.26373             42024.81106
2008-06-30  2008-07-31    -5.29%         -5.68%         06/2008      40876.20585               38141.055
2008-07-31  2008-08-31    -2.72%         -2.73%         07/2008      38713.82641             35975.57986
2008-08-31  2008-09-30   -17.40%        -20.70%         08/2008      37660.77175              34993.1562
2008-09-30  2008-10-31   -26.69%        -28.14%         09/2008       31109.3248             27748.03106
2008-10-31  2008-11-30    -7.79%         -8.29%         10/2008      22805.46627             19940.70552
2008-11-30  2008-12-31    10.44%          9.24%         11/2008      21028.93893             18287.65983
2008-12-31  2009-01-31   -11.35%         -8.98%         12/2008       23223.4727             19977.57567
2009-01-31  2009-02-28    -8.63%         -8.80%         01/2009      20586.81675             18183.55312
2009-02-28  2009-03-31     7.26%          7.73%         02/2009      18810.28942             16582.57441
2009-03-31  2009-04-30    16.37%         20.82%         03/2009      20176.84891             17864.77253
2009-04-30  2009-05-31    14.48%         14.93%         04/2009      23480.70744             21583.40132
2009-05-31  2009-06-30    -1.23%         -1.28%         05/2009      26881.02899             24805.40199
2009-06-30  2009-07-31     7.96%          8.98%         06/2009        26551.447             24487.43905
2009-07-31  2009-08-31     8.38%         10.26%         07/2009      28665.59491             26685.87974
2009-08-31  2009-09-30     8.56%          9.58%         08/2009      31069.13189             29424.58439
2009-09-30  2009-10-31    -2.79%         -2.73%         09/2009       33729.9036             32244.66525
2009-10-31  2009-11-30     3.04%          2.06%         10/2009      32789.38913             31364.64914
2009-11-30  2009-12-31    -0.31%          0.45%         11/2009       33786.1737             32009.47746
2009-12-31  2010-01-31    -1.65%         -1.33%         12/2009      33681.67209             32153.78839
2010-01-31  2010-02-28    -2.11%         -2.85%         01/2010      33127.00971              31725.0131
2010-02-28  2010-03-31     7.44%          8.11%         02/2010      32427.65281             30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010      34839.22837             33321.86211
2010-04-30  2010-05-31   -14.21%        -15.47%         04/2010      34509.64637              33111.4966
2010-05-31  2010-06-30    -0.62%         -1.49%         05/2010      29606.10938             27989.11207
2010-06-30  2010-07-31    11.97%         11.98%         06/2010      29421.22193             27570.69336
2010-07-31  2010-08-31    -4.56%         -4.75%         07/2010      32942.12225             30874.03721
2010-08-31  2010-09-30    13.76%         15.43%         08/2010      31438.90682             29406.79431
2010-09-30  2010-10-31     5.78%          6.42%         09/2010      35763.66567             33944.46414
2010-10-31  2010-11-30    -7.76%         -7.58%         10/2010      37829.58208              36122.0978
2010-11-30  2010-12-31    12.97%         14.00%         11/2010      34895.49848             33385.52507
2010-12-31  2011-01-31     2.85%          2.26%         12/2010      39421.22197             38059.63329
2011-01-31  2011-02-28     1.72%          1.70%         01/2011      40546.62391             38920.23437
2011-02-28  2011-03-31     3.37%          3.37%         02/2011      41245.98082             39580.17969
2011-03-31  2011-04-30     6.77%          6.99%         03/2011      42636.65605             40915.82839
2011-04-30  2011-05-31    -3.37%         -3.81%         04/2011      45522.50815             43773.90829
2011-05-31  2011-06-30    -3.22%         -3.23%         05/2011      43987.13836             42104.23024
2011-06-30  2011-07-31    -5.65%         -6.07%         06/2011      42572.34736             40744.73056
2011-07-31  2011-08-31   -10.27%        -10.45%         07/2011      40168.81038             38271.79312
2011-08-31  2011-09-30   -15.05%        -15.02%         08/2011      36045.01615             34273.42512
2011-09-30  2011-10-31    10.27%         10.96%         09/2011      30618.97113             29124.54759
2011-10-31  2011-11-30    -6.60%         -7.81%         10/2011      33762.05795             32316.29841
2011-11-30  2011-12-31    -3.93%         -3.40%         11/2011      31535.36984             29790.89992
2011-12-31  2012-01-31     9.53%          9.92%         12/2011      30297.42772              28778.2188
2012-01-31  2012-02-29     6.42%          7.67%         01/2012      33183.27982             31632.41729
2012-02-29  2012-03-31     0.18%         -0.81%         02/2012       35313.5049             34060.10035
2012-03-31  2012-04-30    -2.32%         -1.67%         03/2012      35377.81357             33784.16926
2012-04-30  2012-05-31   -13.65%        -13.71%         04/2012      34557.87788             33220.96598
2012-05-31  2012-06-30     4.39%          4.93%         05/2012      29839.22836               28665.408
2012-06-30  2012-07-31    -1.01%         -0.36%         06/2012      31149.51774             30077.80583
2012-07-31  2012-08-31     4.56%          4.36%         07/2012      30836.01292             29970.97203
2012-08-31  2012-09-30     5.29%          5.38%         08/2012      32242.76534             31277.87995
2012-09-30  2012-10-31     1.73%          1.72%         09/2012       33946.9454             32961.53496
                                                     10/31/2012      34533.76213             33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         2.29%      -6.73%     13.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.) April 2, 2007 - October 31, 2012

                                                                The Canadian Small  MSCI Canada Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2007-04-02  2007-04-30     7.10%          4.87%         04/2007          10000               10000
2007-04-30  2007-05-31     6.63%          8.05%         04/2007          10710         10486.77368
2007-05-31  2007-06-30    -0.44%         -0.23%         05/2007          11420         11331.42466
2007-06-30  2007-07-31    -0.62%         -2.49%         06/2007          11370         11305.55009
2007-07-31  2007-08-31    -6.55%         -6.21%         07/2007          11300         11024.39939
2007-08-31  2007-09-30    11.08%         12.19%         08/2007          10560         10339.56745
2007-09-30  2007-10-31    10.83%         10.79%         09/2007          11730          11599.6882
2007-10-31  2007-11-30   -15.23%        -15.90%         10/2007          13000         12851.68118
2007-11-30  2007-12-31     3.72%          2.78%         11/2007          11020         10808.72481
2007-12-31  2008-01-31    -9.45%         -9.02%         12/2007          11430          11109.2109
2008-01-31  2008-02-29     7.83%          9.54%         01/2008          10350         10107.38383
2008-02-29  2008-03-31    -7.80%         -7.88%         02/2008          11160         11071.34919
2008-03-31  2008-04-30     2.43%          3.48%         03/2008          10290         10199.20416
2008-04-30  2008-05-31     5.69%          5.21%         04/2008          10540         10554.52665
2008-05-31  2008-06-30    -4.67%         -3.42%         05/2008          11140          11104.0776
2008-06-30  2008-07-31    -8.57%         -8.85%         06/2008          10620         10724.57524
2008-07-31  2008-08-31    -4.12%         -2.51%         07/2008           9710         9775.009579
2008-08-31  2008-09-30   -22.77%        -21.23%         08/2008    9309.999999         9529.518204
2008-09-30  2008-10-31   -33.24%        -33.24%         09/2008    7189.999999         7506.377885
2008-10-31  2008-11-30   -12.92%         -9.02%         10/2008    4799.999999         5011.499724
2008-11-30  2008-12-31     7.66%          4.95%         11/2008           4180         4559.689916
2008-12-31  2009-01-31     0.67%          1.01%         12/2008           4500         4785.305837
2009-01-31  2009-02-28    -9.05%         -7.85%         01/2009           4530         4833.486093
2009-02-28  2009-03-31     6.31%          5.72%         02/2009           4120         4453.869096
2009-03-31  2009-04-30    21.00%         16.08%         03/2009    4379.999999         4708.454728
2009-04-30  2009-05-31    19.62%         21.15%         04/2009    5299.999999         5465.620997
2009-05-31  2009-06-30    -6.15%         -6.06%         05/2009    6339.999999         6621.522975
2009-06-30  2009-07-31    12.61%         12.46%         06/2009    5949.999997          6220.34334
2009-07-31  2009-08-31     3.28%          3.78%         07/2009    6699.999997         6995.572294
2009-08-31  2009-09-30    14.31%         12.36%         08/2009    6919.999997         7259.669592
2009-09-30  2009-10-31    -1.90%          0.66%         09/2009    7909.999998         8156.867881
2009-10-31  2009-11-30     8.51%          8.39%         10/2009    7759.999998         8210.753872
2009-11-30  2009-12-31     6.41%          5.88%         11/2009    8419.999999          8899.59917
2009-12-31  2010-01-31    -4.69%         -4.16%         12/2009    8959.999999         9422.869902
2010-01-31  2010-02-28     5.97%          6.65%         01/2010    8539.999998         9031.077115
2010-02-28  2010-03-31     7.96%          8.53%         02/2010    9049.999999         9631.720335
2010-03-31  2010-04-30     3.58%          4.17%         03/2010    9769.999998         10453.69655
2010-04-30  2010-05-31    -9.58%         -8.82%         04/2010          10120          10889.8098
2010-05-31  2010-06-30    -4.59%         -4.69%         05/2010    9149.999995         9929.203615
2010-06-30  2010-07-31     8.13%          8.14%         06/2010    8729.999995         9463.812385
2010-07-31  2010-08-31    -1.17%         -0.31%         07/2010    9439.999995         10233.78741
2010-08-31  2010-09-30    11.79%         10.95%         08/2010    9329.999997          10202.0054
2010-09-30  2010-10-31     6.52%          6.06%         09/2010          10430         11318.75956
2010-10-31  2010-11-30     4.86%          4.21%         10/2010          11110         12004.30943
2010-11-30  2010-12-31    10.21%          9.20%         11/2010          11650         12509.34187
2010-12-31  2011-01-31    -0.47%         -1.17%         12/2010          12840          13659.8773
2011-01-31  2011-02-28     6.89%          6.61%         01/2011          12780         13499.73406
2011-02-28  2011-03-31     0.15%          0.03%         02/2011          13660         14392.30001
2011-03-31  2011-04-30     1.90%          3.03%         03/2011          13680         14395.94428
2011-04-30  2011-05-31    -4.16%         -4.02%         04/2011          13940         14832.50041
2011-05-31  2011-06-30    -5.54%         -5.10%         05/2011          13360         14235.57776
2011-06-30  2011-07-31     1.51%          2.65%         06/2011          12620         13509.81758
2011-07-31  2011-08-31    -7.57%         -5.95%         07/2011          12810         13867.52148
2011-08-31  2011-09-30   -18.92%        -18.31%         08/2011          11840         13042.66675
2011-09-30  2011-10-31    16.04%         14.26%         09/2011           9600         10655.15835
2011-10-31  2011-11-30    -3.50%         -2.61%         10/2011          11140         12174.40656
2011-11-30  2011-12-31    -1.58%         -2.06%         11/2011          10750         11856.58095
2011-12-31  2012-01-31     8.60%          8.20%         12/2011          10580         11612.51227
2012-01-31  2012-02-29     3.83%          3.58%         01/2012          11490         12564.44286
2012-02-29  2012-03-31    -4.44%         -5.28%         02/2012          11930         13014.05863
2012-03-31  2012-04-30    -2.28%         -0.81%         03/2012          11400         12326.39136
2012-04-30  2012-05-31   -11.67%        -11.66%         04/2012          11140         12227.04078
2012-05-31  2012-06-30     0.20%         -0.31%         05/2012    9840.000001         10801.36524
2012-06-30  2012-07-31     2.74%          3.46%         06/2012           9860         10767.51608
2012-07-31  2012-08-31     4.24%          4.15%         07/2012          10130          11140.2598
2012-08-31  2012-09-30     4.26%          5.05%         08/2012          10560         11603.05306
2012-09-30  2012-10-31    -1.36%         -1.79%         09/2012          11010         12189.20224
                                                     10/31/2012          10860          11970.6149

                      One Year Five Years From 04/02/2007
                      -------- ---------- ---------------
                      -2.51%     -3.53%        1.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The Emerging  MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Markets Series   Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------- ---------------------
2002-10-31  2002-11-30     7.63%          6.88%         10/2002        10000              10000
2002-11-30  2002-12-31    -4.01%         -3.33%         11/2002  10763.27434        10688.20463
2002-12-31  2003-01-31    -0.11%         -0.44%         12/2002  10331.85841        10332.68124
2003-01-31  2003-02-28    -1.50%         -2.81%         01/2003  10320.79646        10287.11002
2003-02-28  2003-03-31    -1.63%         -2.86%         02/2003   10165.9292        9998.077641
2003-03-31  2003-04-30    13.50%          8.89%         03/2003        10000        9712.550745
2003-04-30  2003-05-31     7.31%          7.15%         04/2003  11349.55752        10576.25547
2003-05-31  2003-06-30     3.91%          5.67%         05/2003  12179.20354        11332.42116
2003-06-30  2003-07-31     2.01%          6.22%         06/2003  12654.86726         11974.8284
2003-07-31  2003-08-31     4.54%          6.69%         07/2003  12909.29204        12719.45993
2003-08-31  2003-09-30     4.51%          0.73%         08/2003  13495.57522        13570.61278
2003-09-30  2003-10-31     7.61%          8.51%         09/2003   14103.9823        13669.44466
2003-10-31  2003-11-30    -0.95%          1.22%         10/2003  15176.99115        14832.47204
2003-11-30  2003-12-31    10.52%          7.24%         11/2003  15033.18584        15012.94766
2003-12-31  2004-01-31     1.93%          3.49%         12/2003  16615.04425         16099.9853
2004-01-31  2004-02-29     4.44%          4.59%         01/2004  16935.84071        16662.21886
2004-02-29  2004-03-31     0.69%          1.25%         02/2004   17688.0531        17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17809.73452         17644.0921
2004-04-30  2004-05-31    -1.13%         -2.00%         04/2004  16681.41593        16199.38255
2004-05-31  2004-06-30     1.81%          0.43%         05/2004  16493.36283        15876.20003
2004-06-30  2004-07-31    -0.07%         -1.83%         06/2004   16792.0354        15943.82184
2004-07-31  2004-08-31     2.77%          4.15%         07/2004  16780.97346        15651.96247
2004-08-31  2004-09-30     5.64%          5.77%         08/2004  17245.57522        16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004  18219.02655        17241.52745
2004-10-31  2004-11-30     8.74%          9.26%         10/2004  18727.87611        17653.47774
2004-11-30  2004-12-31     6.52%          4.80%         11/2004  20365.04425         19287.7093
2004-12-31  2005-01-31     0.82%          0.25%         12/2004  21692.47788        20214.06032
2005-01-31  2005-02-28     7.44%          8.72%         01/2005  21869.46903        20265.39862
2005-02-28  2005-03-31    -6.83%         -6.61%         02/2005  23495.57523        22033.51685
2005-03-31  2005-04-30    -2.37%         -2.68%         03/2005  21891.59293        20577.38623
2005-04-30  2005-05-31     3.00%          3.48%         04/2005  21371.68143        20024.99063
2005-05-31  2005-06-30     3.02%          3.40%         05/2005  22013.27435        20722.01549
2005-06-30  2005-07-31     6.44%          6.99%         06/2005  22676.99117        21426.05132
2005-07-31  2005-08-31     0.64%          0.86%         07/2005  24137.16815        22923.68229
2005-08-31  2005-09-30     7.97%          9.31%         08/2005   24292.0354         23119.9891
2005-09-30  2005-10-31    -4.98%         -6.54%         09/2005  26227.87611        25272.80535
2005-10-31  2005-11-30     7.23%          8.27%         10/2005  24922.56638        23620.93331
2005-11-30  2005-12-31     5.79%          5.91%         11/2005  26725.66372          25574.955
2005-12-31  2006-01-31     9.59%         11.17%         12/2005  28274.33629        27086.60788
2006-01-31  2006-02-28    -0.29%         -0.12%         01/2006  30984.51328         30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006   30896.0177        30076.21583
2006-03-31  2006-04-30     6.00%          7.12%         03/2006  31316.37168        30341.27525
2006-04-30  2006-05-31   -11.53%        -10.48%         04/2006  33196.90266        32501.78094
2006-05-31  2006-06-30    -0.11%         -0.24%         05/2006  29369.46903        29096.49107
2006-06-30  2006-07-31     1.85%          1.43%         06/2006  29336.28319        29025.36378
2006-07-31  2006-08-31     3.15%          2.55%         07/2006  29878.31858        29440.93262
2006-08-31  2006-09-30     1.40%          0.83%         08/2006  30818.58407        30191.10507
2006-09-30  2006-10-31     5.98%          4.75%         09/2006  31250.00001        30442.48182
2006-10-31  2006-11-30     6.41%          7.43%         10/2006  33119.46903        31887.98293
2006-11-30  2006-12-31     4.05%          4.50%         11/2006  35243.36284        34258.36502
2006-12-31  2007-01-31     1.48%         -1.08%         12/2006    36670.354        35800.88873
2007-01-31  2007-02-28    -1.52%         -0.59%         01/2007  37212.38939        35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007   36648.2301        35205.20002
2007-03-31  2007-04-30     6.41%          4.63%         03/2007  38318.58409        36607.13479
2007-04-30  2007-05-31     6.70%          4.95%         04/2007  40774.33629        38301.93602
2007-05-31  2007-06-30     1.65%          4.69%         05/2007  43506.63717        40199.01976
2007-06-30  2007-07-31     2.43%          5.28%         06/2007  44225.66372        42083.39264
2007-07-31  2007-08-31    -1.71%         -2.13%         07/2007  45298.67256        44303.84785
2007-08-31  2007-09-30     8.82%         11.04%         08/2007  44524.33629         43362.3024
2007-09-30  2007-10-31    10.98%         11.15%         09/2007  48451.32743        48150.94986
2007-10-31  2007-11-30    -6.52%         -7.09%         10/2007  53772.12388        53520.78318
2007-11-30  2007-12-31    -0.35%          0.35%         11/2007  50265.48672        49726.86787
2007-12-31  2008-01-31    -8.70%        -12.48%         12/2007  50088.49557        49901.25085
2008-01-31  2008-02-29     3.19%          7.38%         01/2008  45730.08849         43673.8733
2008-02-29  2008-03-31    -3.09%         -5.29%         02/2008  47190.26549        46897.54641
2008-03-31  2008-04-30     7.16%          8.12%         03/2008  45730.08849        44415.76252
2008-04-30  2008-05-31     0.59%          1.86%         04/2008  49004.42478        48020.26653
2008-05-31  2008-06-30   -10.26%         -9.97%         05/2008  49292.03539        48911.10737
2008-06-30  2008-07-31    -1.30%         -3.77%         06/2008  44236.72566        44032.83828
2008-07-31  2008-08-31    -5.93%         -7.99%         07/2008  43661.50443        42371.91524
2008-08-31  2008-09-30   -13.90%        -17.50%         08/2008  41073.00886        38987.53211
2008-09-30  2008-10-31   -26.34%        -27.37%         09/2008  35365.04425        32164.58346
2008-10-31  2008-11-30    -9.04%         -7.53%         10/2008  26050.88496        23361.83389
2008-11-30  2008-12-31     7.84%          7.80%         11/2008  23694.69027        21603.22571
2008-12-31  2009-01-31    -7.66%         -6.46%         12/2008  25553.09734        23288.18785
2009-01-31  2009-02-28    -6.47%         -5.64%         01/2009  23595.13275        21784.22273
2009-02-28  2009-03-31    14.44%         14.37%         02/2009  22068.58407        20555.33038
2009-03-31  2009-04-30    14.85%         16.64%         03/2009  25254.42478        23509.27602
2009-04-30  2009-05-31    17.05%         17.09%         04/2009  29004.42479        27421.45939
2009-05-31  2009-06-30    -0.85%         -1.35%         05/2009  33949.11506        32106.85072
2009-06-30  2009-07-31    11.47%         11.24%         06/2009  33661.50443        31674.35664
2009-07-31  2009-08-31     0.35%         -0.36%         07/2009   37522.1239        35236.07119
2009-08-31  2009-09-30     8.84%          9.08%         08/2009  37654.86726        35109.92688
2009-09-30  2009-10-31    -2.08%          0.12%         09/2009  40984.51328         38296.8602
2009-10-31  2009-11-30     5.98%          4.30%         10/2009  40132.74337        38344.23233
2009-11-30  2009-12-31     3.62%          3.95%         11/2009  42533.18585        39991.33055
2009-12-31  2010-01-31    -5.45%         -5.58%         12/2009  44070.79647        41570.63621
2010-01-31  2010-02-28     1.22%          0.35%         01/2010  41670.35399        39252.15628
2010-02-28  2010-03-31     8.39%          8.07%         02/2010  42179.20354         39390.3133
2010-03-31  2010-04-30     0.60%          1.21%         03/2010  45719.02654         42570.3986
2010-04-30  2010-05-31    -9.28%         -8.80%         04/2010  45995.57521        43086.13887
2010-05-31  2010-06-30     0.16%         -0.74%         05/2010  41725.66372         39296.4307
2010-06-30  2010-07-31     8.81%          8.33%         06/2010   41792.0354        39007.56331
2010-07-31  2010-08-31    -2.31%         -1.94%         07/2010  45475.66371        42255.92483
2010-08-31  2010-09-30    11.38%         11.11%         08/2010  44424.77876        41435.27509
2010-09-30  2010-10-31     3.04%          2.90%         09/2010  49480.08849        46039.95583
2010-10-31  2010-11-30    -2.23%         -2.64%         10/2010  50984.51326        47376.79589
2010-11-30  2010-12-31     8.14%          7.14%         11/2010  49845.13274        46126.15023
2010-12-31  2011-01-31    -2.59%         -2.71%         12/2010  53904.86725        49417.68963
2011-01-31  2011-02-28    -0.70%         -0.93%         01/2011  52511.06194        48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011  52146.01769        47628.60177
2011-03-31  2011-04-30     3.50%          3.10%         03/2011  55055.30973        50428.86654
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011  56980.08848        51993.18073
2011-05-31  2011-06-30    -1.18%         -1.54%         05/2011  55409.29201        50629.43612
2011-06-30  2011-07-31    -0.77%         -0.44%         06/2011  54756.63715        49850.56795
2011-07-31  2011-08-31    -8.08%         -8.94%         07/2011  54336.28317        49629.16113
2011-08-31  2011-09-30   -15.13%        -14.58%         08/2011  49944.69025        45194.09196
2011-09-30  2011-10-31    12.53%         13.25%         09/2011  42389.38052        38605.04085
2011-10-31  2011-11-30    -3.46%         -6.66%         10/2011  47699.11503        43718.55662
2011-11-30  2011-12-31    -2.91%         -1.21%         11/2011  46050.88494        40804.88147
2011-12-31  2012-01-31    10.71%         11.34%         12/2011  44712.38936        40313.07288
2012-01-31  2012-02-29     5.43%          5.99%         01/2012  49502.21238        44885.64739
2012-02-29  2012-03-31    -2.59%         -3.34%         02/2012  52190.26548        47574.28607
2012-03-31  2012-04-30    -1.78%         -1.20%         03/2012  50840.70796        45986.28864
2012-04-30  2012-05-31   -10.77%        -11.21%         04/2012  49933.62832        45436.70648
2012-05-31  2012-06-30     4.97%          3.86%         05/2012  44557.52212        40341.21113
2012-06-30  2012-07-31     0.80%          1.95%         06/2012  46769.91149        41898.19616
2012-07-31  2012-08-31     0.68%         -0.33%         07/2012  47146.01769        42715.46911
2012-08-31  2012-09-30     5.59%          6.03%         08/2012  47466.81415        42573.22844
2012-09-30  2012-10-31    -0.51%         -0.61%         09/2012   50121.6814        45142.17877
                                                     10/31/2012  49867.25663         44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.55%      -1.50%     17.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Small Cap Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Emerging Markets MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Small Cap Series     Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------------
2002-10-31  2002-11-30     7.75%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.26%         -3.33%         11/2002      10774.8184           10688.20463
2002-12-31  2003-01-31     1.86%         -0.44%         12/2002     10423.72881           10332.68124
2003-01-31  2003-02-28    -1.14%         -2.81%         01/2003     10617.43341           10287.11002
2003-02-28  2003-03-31    -0.69%         -2.86%         02/2003     10496.36804           9998.077641
2003-03-31  2003-04-30    12.89%          8.89%         03/2003     10423.72881           9712.550745
2003-04-30  2003-05-31     7.61%          7.15%         04/2003     11767.55448           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12663.43826           11332.42116
2003-06-30  2003-07-31     2.11%          6.22%         06/2003     13208.23245            11974.8284
2003-07-31  2003-08-31     6.01%          6.69%         07/2003     13486.68281           12719.45993
2003-08-31  2003-09-30     3.81%          0.73%         08/2003     14297.82083           13570.61278
2003-09-30  2003-10-31     8.73%          8.51%         09/2003     14842.61502           13669.44466
2003-10-31  2003-11-30     2.03%          1.22%         10/2003     16138.01454           14832.47204
2003-11-30  2003-12-31    10.00%          7.24%         11/2003     16464.89105           15012.94766
2003-12-31  2004-01-31     3.01%          3.49%         12/2003     18111.38016            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18656.17435           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19443.09929           17426.29823
2004-03-31  2004-04-30    -5.51%         -8.19%         03/2004      19769.9758            17644.0921
2004-04-30  2004-05-31    -4.15%         -2.00%         04/2004     18680.38743           16199.38255
2004-05-31  2004-06-30     0.81%          0.43%         05/2004     17905.56902           15876.20003
2004-06-30  2004-07-31     0.74%         -1.83%         06/2004     18050.84747           15943.82184
2004-07-31  2004-08-31     3.33%          4.15%         07/2004     18184.01938           15651.96247
2004-08-31  2004-09-30     5.54%          5.77%         08/2004     18789.34626           16301.04143
2004-09-30  2004-10-31     2.56%          2.39%         09/2004     19830.50848           17241.52745
2004-10-31  2004-11-30     9.46%          9.26%         10/2004     20338.98306           17653.47774
2004-11-30  2004-12-31     5.33%          4.80%         11/2004     22263.92252            19287.7093
2004-12-31  2005-01-31     2.84%          0.25%         12/2004      23450.3632           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     24116.22277           20265.39862
2005-02-28  2005-03-31    -6.85%         -6.61%         02/2005      25641.6465           22033.51685
2005-03-31  2005-04-30    -3.65%         -2.68%         03/2005     23886.19856           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     23014.52786           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23462.46975           20722.01549
2005-06-30  2005-07-31     5.59%          6.99%         06/2005     24055.69009           21426.05132
2005-07-31  2005-08-31     0.67%          0.86%         07/2005     25399.51576           22923.68229
2005-08-31  2005-09-30     6.63%          9.31%         08/2005     25569.00729            23119.9891
2005-09-30  2005-10-31    -4.84%         -6.54%         09/2005     27263.92255           25272.80535
2005-10-31  2005-11-30     7.14%          8.27%         10/2005     25944.30996           23620.93331
2005-11-30  2005-12-31     6.58%          5.91%         11/2005     27796.61021             25574.955
2005-12-31  2006-01-31     9.73%         11.17%         12/2005     29624.69739           27086.60788
2006-01-31  2006-02-28     1.12%         -0.12%         01/2006     32506.05332            30111.9491
2006-02-28  2006-03-31     1.80%          0.88%         02/2006     32869.24945           30076.21583
2006-03-31  2006-04-30     8.21%          7.12%         03/2006     33462.46979           30341.27525
2006-04-30  2006-05-31   -10.50%        -10.48%         04/2006     36210.65382           32501.78094
2006-05-31  2006-06-30    -4.37%         -0.24%         05/2006     32409.20103           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30992.73612           29025.36378
2006-07-31  2006-08-31     3.51%          2.55%         07/2006     31707.02184           29440.93262
2006-08-31  2006-09-30     2.84%          0.83%         08/2006     32820.82328           30191.10507
2006-09-30  2006-10-31     7.57%          4.75%         09/2006     33753.02667           30442.48182
2006-10-31  2006-11-30     7.60%          7.43%         10/2006      36307.5061           31887.98293
2006-11-30  2006-12-31     4.62%          4.50%         11/2006     39067.79666           34258.36502
2006-12-31  2007-01-31     1.98%         -1.08%         12/2006     40871.67076           35800.88873
2007-01-31  2007-02-28     0.84%         -0.59%         01/2007     41682.80877           35415.39915
2007-02-28  2007-03-31     4.52%          3.98%         02/2007     42033.89836           35205.20002
2007-03-31  2007-04-30     7.66%          4.63%         03/2007     43934.62474           36607.13479
2007-04-30  2007-05-31     7.99%          4.95%         04/2007     47300.24218           38301.93602
2007-05-31  2007-06-30     3.01%          4.69%         05/2007     51077.48189           40199.01976
2007-06-30  2007-07-31     4.90%          5.28%         06/2007     52615.01216           42083.39264
2007-07-31  2007-08-31    -4.12%         -2.13%         07/2007     55193.70464           44303.84785
2007-08-31  2007-09-30     6.89%         11.04%         08/2007     52917.67557            43362.3024
2007-09-30  2007-10-31     7.58%         11.15%         09/2007     56561.74337           48150.94986
2007-10-31  2007-11-30    -7.98%         -7.09%         10/2007     60847.45766           53520.78318
2007-11-30  2007-12-31     1.17%          0.35%         11/2007     55992.73611           49726.86787
2007-12-31  2008-01-31   -11.99%        -12.48%         12/2007     56646.48913           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     49854.72158            43673.8733
2008-02-29  2008-03-31    -4.65%         -5.29%         02/2008     51295.39954           46897.54641
2008-03-31  2008-04-30     6.09%          8.12%         03/2008     48910.41166           44415.76252
2008-04-30  2008-05-31    -0.56%          1.86%         04/2008     51888.61989           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     51598.06299           48911.10737
2008-06-30  2008-07-31    -1.51%         -3.77%         06/2008     45653.75305           44032.83828
2008-07-31  2008-08-31    -6.03%         -7.99%         07/2008     44963.68042           42371.91524
2008-08-31  2008-09-30   -17.99%        -17.50%         08/2008     42251.81602           38987.53211
2008-09-30  2008-10-31   -30.29%        -27.37%         09/2008     34648.91044           32164.58346
2008-10-31  2008-11-30    -6.07%         -7.53%         10/2008     24152.54239           23361.83389
2008-11-30  2008-12-31    14.19%          7.80%         11/2008     22687.65135           21603.22571
2008-12-31  2009-01-31    -7.62%         -6.46%         12/2008     25907.99034           23288.18785
2009-01-31  2009-02-28    -6.12%         -5.64%         01/2009     23934.62471           21784.22273
2009-02-28  2009-03-31    13.79%         14.37%         02/2009     22469.73367           20555.33038
2009-03-31  2009-04-30    20.27%         16.64%         03/2009     25569.00729           23509.27602
2009-04-30  2009-05-31    22.72%         17.09%         04/2009     30750.60535           27421.45939
2009-05-31  2009-06-30    -0.48%         -1.35%         05/2009     37736.07752           32106.85072
2009-06-30  2009-07-31    12.80%         11.24%         06/2009     37554.47945           31674.35664
2009-07-31  2009-08-31     1.20%         -0.36%         07/2009     42360.77484           35236.07119
2009-08-31  2009-09-30     8.36%          9.08%         08/2009     42869.24942           35109.92688
2009-09-30  2009-10-31    -0.08%          0.12%         09/2009     46452.78453            38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009     46416.46491           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     49176.75547           39991.33055
2009-12-31  2010-01-31    -4.39%         -5.58%         12/2009     51888.61987           41570.63621
2010-01-31  2010-02-28     1.73%          0.35%         01/2010     49612.59082           39252.15628
2010-02-28  2010-03-31     8.56%          8.07%         02/2010     50472.15499            39390.3133
2010-03-31  2010-04-30     1.66%          1.21%         03/2010      54794.1889            42570.3986
2010-04-30  2010-05-31   -10.02%         -8.80%         04/2010     55702.17921           43086.13887
2010-05-31  2010-06-30     2.68%         -0.74%         05/2010     50121.06542            39296.4307
2010-06-30  2010-07-31     9.22%          8.33%         06/2010     51464.89108           39007.56331
2010-07-31  2010-08-31     0.50%         -1.94%         07/2010     56210.65379           42255.92483
2010-08-31  2010-09-30    12.17%         11.11%         08/2010     56489.10416           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     63365.61748           46039.95583
2010-10-31  2010-11-30    -2.66%         -2.64%         10/2010     65895.88383           47376.79589
2010-11-30  2010-12-31     5.76%          7.14%         11/2010     64140.43588           46126.15023
2010-12-31  2011-01-31    -4.19%         -2.71%         12/2010     67832.92984           49417.68963
2011-01-31  2011-02-28    -2.91%         -0.93%         01/2011     64987.89351           48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011     63099.27365           47628.60177
2011-03-31  2011-04-30     5.29%          3.10%         03/2011     66622.27608           50428.86654
2011-04-30  2011-05-31    -2.23%         -2.62%         04/2011      70145.2785           51993.18073
2011-05-31  2011-06-30    -0.02%         -1.54%         05/2011     68583.53516           50629.43612
2011-06-30  2011-07-31     1.15%         -0.44%         06/2011     68571.42864           49850.56795
2011-07-31  2011-08-31    -9.46%         -8.94%         07/2011     69358.35356           49629.16113
2011-08-31  2011-09-30   -17.76%        -14.58%         08/2011     62796.61021           45194.09196
2011-09-30  2011-10-31    11.09%         13.25%         09/2011     51646.48915           38605.04085
2011-10-31  2011-11-30    -4.83%         -6.66%         10/2011     57372.88142           43718.55662
2011-11-30  2011-12-31    -2.66%         -1.21%         11/2011      54600.4843           40804.88147
2011-12-31  2012-01-31    11.32%         11.34%         12/2011     53147.69979           40313.07288
2012-01-31  2012-02-29     8.21%          5.99%         01/2012     59164.64895           44885.64739
2012-02-29  2012-03-31    -2.53%         -3.34%         02/2012      64019.3705           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     62397.09445           45986.28864
2012-04-30  2012-05-31    -9.10%        -11.21%         04/2012     60907.99034           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     55363.19615           40341.21113
2012-06-30  2012-07-31    -1.18%          1.95%         06/2012      57481.8402           41898.19616
2012-07-31  2012-08-31     2.62%         -0.33%         07/2012      56803.8741           42715.46911
2012-08-31  2012-09-30     5.86%          6.03%         08/2012     58292.97822           42573.22844
2012-09-30  2012-10-31    -0.33%         -0.61%         09/2012      61707.0218           45142.17877
                                                     10/31/2012     61501.21066            44868.1269

                         One Year1 Five Years Ten Years
                         --------- ---------- ---------
                          7.19%       0.21%     19.92%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

              Total Return for 12 Months Ended October 31, 2012
              -------------------------------------------------
      Russell 3000(R) Index....................................... 14.75%
      Russell Microcap(R) Index (micro cap stocks)................ 16.49%
      Russell 2000(R) Index (small cap stocks).................... 12.08%
      Russell 1000(R) Index (large cap stocks).................... 14.97%
      Dow Jones US Select REIT Index.............................. 14.09%

The value premium was positive across both large cap and small cap stocks.

              Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
      Russell 2000(R) Value Index (small cap value stocks)........ 14.47%
      Russell 2000(R) Growth Index (small cap growth stocks)......  9.70%
      Russell 1000(R) Value Index (large cap value stocks)........ 16.89%
      Russell 1000(R) Growth Index (large cap growth stocks)...... 13.02%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                                    U.S. Dollar
                                                                      Return
                                                                    -----------
MSCI World ex USA Index............................................    4.40%
MSCI World ex USA Small Cap Index..................................    4.86%
MSCI World ex USA Value Index......................................    4.74%
MSCI World ex USA Growth Index.....................................    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                            Local
                                                           Currency U.S. Dollar
Ten Largest Foreign Developed Markets by Market Cap         Return    Return
---------------------------------------------------        -------- -----------
United Kingdom............................................   8.61%      8.41%
Japan.....................................................  -0.86%     -3.28%
Canada....................................................   3.34%      2.69%
France....................................................  10.04%      2.23%
Australia.................................................  10.20%      7.71%
Switzerland...............................................  17.41%      9.79%
Germany...................................................  18.18%      9.79%

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Foreign Developed Markets by Market Cap      Return    Return
  ---------------------------------------------------     -------- -----------
  Spain..................................................  -6.40%    -13.04%
  Sweden.................................................   9.26%      6.47%
  Hong Kong..............................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%
--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Emerging Markets by Market Cap               Return    Return
  ------------------------------------------              -------- -----------
  China..................................................   7.71%      7.92%
  South Korea............................................   1.71%      3.35%
  Brazil.................................................   4.65%    -12.68%
  Taiwan.................................................  -1.78%      0.59%
  South Africa...........................................  17.70%      6.84%
  India..................................................   5.24%     -4.73%
  Russia.................................................  -1.42%     -4.50%
  Mexico.................................................  16.32%     17.03%
  Malaysia...............................................  11.39%     12.19%
  Indonesia..............................................  12.64%      3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks,as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 0.54% for the Series and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. The Series' outperformance was primarily attributable to its holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Series' relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,000 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 7.48% for the Series and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The

Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 360 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 23.41% for the Series and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Series significantly underperformed, contributed to the Series' relative performance. In addition, the Series held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 2.29% for the Series and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Series had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Series' definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden, which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 420 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were -2.51% for the Series and -1.67% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series held smaller securities than the Index, which had a negative impact on relative performance as larger companies in Canada outperformed. The Series' exclusion of REITs also detracted significantly from relative performance as Canadian REITs outperformed.

The Emerging Markets Series

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 970 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.55% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Series and the Index were the primary reason for the Series' outperformance relative to the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 2,900 securities across 16 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 7.19% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Series' significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Series and the Index also contributed to the Series' relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index also contributed to outperformance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

  EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/12  10/31/12    Ratio*   Period*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES....
  Actual Fund Return................. $1,000.00 $1,068.50    0.12%    $0.62
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.53    0.12%    $0.61

  THE DFA INTERNATIONAL VALUE SERIES.
  Actual Fund Return................. $1,000.00 $1,020.68    0.24%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  926.58    0.15%    $0.73
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,006.40    0.16%    $0.81
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return..................... $1,000.00 $1,073.28    0.13%    $0.68
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.48    0.13%    $0.66

The Continental Small Company Series
------------------------------------
Actual Fund Return..................... $1,000.00 $  999.29    0.16%    $0.80
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The Canadian Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  974.87    0.15%    $0.74
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Emerging Markets Series
---------------------------
Actual Fund Return..................... $1,000.00 $  998.66    0.20%    $1.00
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.13    0.20%    $1.02

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,009.75    0.39%    $1.97
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.18    0.39%    $1.98

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  17.4%
                       Consumer Staples...........   8.3%
                       Energy.....................  19.2%
                       Financials.................  19.6%
                       Health Care................   9.3%
                       Industrials................  13.7%
                       Information Technology.....   3.2%
                       Materials..................   2.8%
                       Telecommunication Services.   6.3%
                       Utilities..................   0.2%
                                                   -----
                                                   100.0%

                       The DFA International Value Series
                       Consumer Discretionary.....  10.8%
                       Consumer Staples...........   5.5%
                       Energy.....................  14.5%
                       Financials.................  30.7%
                       Health Care................   1.5%
                       Industrials................  10.0%
                       Information Technology.....   2.9%
                       Materials..................  13.0%
                       Telecommunication Services.   7.9%
                       Utilities..................   3.2%
                                                   -----
                                                   100.0%

                       The Japanese Small Company Series
                       Consumer Discretionary.....  22.5%
                       Consumer Staples...........  10.1%
                       Energy.....................   0.9%
                       Financials.................  12.2%
                       Health Care................   5.3%
                       Industrials................  26.3%
                       Information Technology.....  10.9%
                       Materials..................  11.0%
                       Telecommunication Services.   0.3%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       The Asia Pacific Small Company Series
                       Consumer Discretionary.......  24.0%
                       Consumer Staples.............   4.6%
                       Energy.......................   7.1%
                       Financials...................  11.7%
                       Health Care..................   5.6%
                       Industrials..................  21.3%
                       Information Technology.......   4.5%
                       Materials....................  15.2%
                       Other........................    --
                       Telecommunication Services...   2.5%
                       Utilities....................   3.5%
                                                      -----
                                                     100.0%

                       The United Kingdom Small Company Series
                       Consumer Discretionary........  25.0%
                       Consumer Staples..............   4.0%
                       Energy........................   5.0%
                       Financials....................  14.4%
                       Health Care...................   2.1%
                       Industrials...................  28.4%
                       Information Technology........   9.1%
                       Materials.....................   7.4%
                       Telecommunication Services....   2.2%
                       Utilities.....................   2.4%
                                                       -----
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  13.3%
                     Consumer Staples..............   7.4%
                     Energy........................   4.5%
                     Financials....................  18.7%
                     Health Care...................   9.5%
                     Industrials...................  23.9%
                     Information Technology........  10.1%
                     Materials.....................   8.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   2.1%
                                                    -----
                                                    100.0%

                       The Canadian Small Company Series
                       Consumer Discretionary.....  11.2%
                       Consumer Staples...........   3.4%
                       Energy.....................  25.3%
                       Financials.................   7.8%
                       Health Care................   2.0%
                       Industrials................  11.9%
                       Information Technology.....   5.2%
                       Materials..................  28.4%
                       Telecommunication Services.   0.5%
                       Utilities..................   4.3%
                                                   -----
                                                   100.0%

                          The Emerging Markets Series
                       Consumer Discretionary.....   8.3%
                       Consumer Staples...........   9.7%
                       Energy.....................  12.4%
                       Financials.................  23.9%
                       Health Care................   1.3%
                       Industrials................   7.4%
                       Information Technology.....  13.5%
                       Materials..................  12.4%
                       Other......................    --
                       Telecommunication Services.   7.8%
                       Utilities..................   3.3%
                                                   -----
                                                   100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  18.4%
                     Consumer Staples..............  10.1%
                     Energy........................   2.1%
                     Financials....................  16.9%
                     Health Care...................   6.1%
                     Industrials...................  17.2%
                     Information Technology........  11.3%
                     Materials.....................  14.0%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   0.9%
                     Utilities.....................   3.0%
                                                    -----
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
   #Carnival Corp....................  2,385,423 $   90,359,823       0.9%
    CBS Corp. Class B................  2,414,307     78,223,547       0.7%
    Comcast Corp. Class A............ 10,008,890    375,433,464       3.5%
    Comcast Corp. Special Class A....  3,843,964    140,074,048       1.3%
   #News Corp. Class A...............  8,332,375    199,310,410       1.9%
    News Corp. Class B...............  3,247,295     79,104,106       0.8%
    Time Warner Cable, Inc...........  1,921,256    190,415,682       1.8%
    Time Warner, Inc.................  4,810,759    209,027,479       2.0%
    Other Securities.................               477,830,442       4.5%
                                                 --------------      ----
Total Consumer Discretionary.........             1,839,779,001      17.4%
                                                 --------------      ----
Consumer Staples -- (7.9%)
    Archer-Daniels-Midland Co........  3,155,848     84,702,960       0.8%
    CVS Caremark Corp................  5,746,668    266,645,395       2.5%
   *Kraft Foods Group, Inc...........  2,376,283    108,073,351       1.0%
    Mondelez International, Inc.
      Class A........................  7,128,852    189,199,732       1.8%
    Other Securities.................               231,906,652       2.2%
                                                 --------------      ----
Total Consumer Staples...............               880,528,090       8.3%
                                                 --------------      ----
Energy -- (18.1%)
    Anadarko Petroleum Corp..........  2,441,476    167,997,964       1.6%
   #Apache Corp......................  1,208,836    100,031,179       0.9%
   #Chesapeake Energy Corp...........  3,251,150     65,868,299       0.6%
    Chevron Corp.....................  2,876,061    316,970,683       3.0%
    ConocoPhillips...................  5,374,243    310,899,958       2.9%
    Devon Energy Corp................  1,094,855     63,731,510       0.6%
    Hess Corp........................  1,567,373     81,910,913       0.8%
    Marathon Oil Corp................  3,446,808    103,611,048       1.0%
    Marathon Petroleum Corp..........  1,791,952     98,431,923       0.9%
    National Oilwell Varco, Inc......  1,661,481    122,451,150       1.1%
    Phillips 66......................  2,855,170    134,649,817       1.3%
   #Pioneer Natural Resources Co.....    517,832     54,708,951       0.5%
    Valero Energy Corp...............  2,806,975     81,682,972       0.8%
   Other Securities..................               324,968,319       3.1%
                                                 --------------      ----
Total Energy.........................             2,027,914,686      19.1%
                                                 --------------      ----
Financials -- (18.5%)
    Allstate Corp. (The).............  1,330,135     53,178,797       0.5%
    Bank of America Corp............. 29,573,320    275,623,342       2.6%
    Citigroup, Inc...................  9,338,881    349,180,761       3.3%
    CME Group, Inc...................  1,599,345     89,451,366       0.8%
   #Goldman Sachs Group, Inc. (The)..    786,395     96,246,884       0.9%
    JPMorgan Chase & Co..............  2,316,928     96,569,559       0.9%
    Loews Corp.......................  2,050,343     86,688,502       0.8%
    MetLife, Inc.....................  4,759,859    168,927,396       1.6%
    Morgan Stanley...................  3,953,534     68,712,421       0.7%
    Prudential Financial, Inc........  2,267,142    129,340,451       1.2%
    SunTrust Banks, Inc..............  2,564,707     69,760,030       0.7%
    Other Securities.................               590,403,703       5.6%
                                                 --------------      ----
Total Financials.....................             2,074,083,212      19.6%
                                                 --------------      ----
Health Care -- (8.8%)
    Aetna, Inc.......................  1,693,713     74,015,258       0.7%
    Humana, Inc......................    698,778     51,898,242       0.5%
    Pfizer, Inc...................... 17,815,204    443,064,123       4.2%
    Thermo Fisher Scientific, Inc....  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                  Percentage
                                      Shares        Value+      of Net Assets**
                                    ----------- --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc.................   1,824,634 $   111,813,572        1.1%
    Other Securities...............                 185,837,706        1.7%
                                                ---------------      -----
Total Health Care..................                 984,598,409        9.3%
                                                ---------------      -----
Industrials -- (12.9%)
    CSX Corp.......................   5,517,066     112,934,341        1.1%
    General Electric Co............  21,445,555     451,643,388        4.2%
    Norfolk Southern Corp..........   1,681,939     103,186,958        1.0%
    Northrop Grumman Corp..........   1,364,645      93,737,465        0.9%
    Union Pacific Corp.............   2,314,080     284,701,262        2.7%
    Other Securities...............                 401,626,053        3.8%
                                                ---------------      -----
Total Industrials..................               1,447,829,467       13.7%
                                                ---------------      -----
Information Technology -- (3.1%)
    Other Securities...............                 342,245,409        3.2%
                                                ---------------      -----
Materials -- (2.7%)
    International Paper Co.........   2,299,481      82,390,404        0.8%
    Other Securities...............                 214,315,526        2.0%
                                                ---------------      -----
Total Materials....................                 296,705,930        2.8%
                                                ---------------      -----
Telecommunication Services --
  (6.0%)
    AT&T, Inc......................  13,051,618     451,455,467        4.3%
    CenturyLink, Inc...............   2,353,137      90,313,398        0.9%
   *Sprint Nextel Corp.............  13,961,200      77,345,048        0.7%
    Other Securities...............                  46,089,533        0.4%
                                                ---------------      -----
Total Telecommunication Services...                 665,203,446        6.3%
                                                ---------------      -----
Utilities -- (0.2%)
    Other Securities...............                  21,403,569        0.2%
                                                ---------------      -----
TOTAL COMMON STOCKS................              10,580,291,219       99.9%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS --
  (0.1%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares.........   8,414,357       8,414,357        0.1%
                                                ---------------      -----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
SECURITIES LENDING COLLATERAL --
  (5.3%)
(S)@DFA Short Term Investment Fund.  51,528,378     596,183,329        5.6%
  @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $1,620,729
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $1,625,607) to be repurchased
   at $1,573,497................... $     1,573       1,573,484        0.0%
                                                ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 597,756,813        5.6%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,371,764,356)...........             $11,186,462,389      105.6%
                                                ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples...........     880,528,090           --   --        880,528,090
   Energy.....................   2,027,914,686           --   --      2,027,914,686
   Financials.................   2,074,083,212           --   --      2,074,083,212
   Health Care................     984,598,409           --   --        984,598,409
   Industrials................   1,447,829,467           --   --      1,447,829,467
   Information Technology.....     342,245,409           --   --        342,245,409
   Materials..................     296,705,930           --   --        296,705,930
   Telecommunication Services.     665,203,446           --   --        665,203,446
   Utilities..................      21,403,569           --   --         21,403,569
Temporary Cash Investments....       8,414,357           --   --          8,414,357
Securities Lending Collateral.              -- $597,756,813   --        597,756,813
                               --------------- ------------   --    ---------------
TOTAL......................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (91.9%)
 AUSTRALIA -- (4.6%)
    #National Australia Bank, Ltd....... 1,435,379 $ 38,360,336       0.5%
    #Wesfarmers, Ltd.................... 2,578,622   92,958,107       1.3%
     Other Securities...................            227,956,736       3.2%
                                                   ------------      ----
 TOTAL AUSTRALIA........................            359,275,179       5.0%
                                                   ------------      ----
 AUSTRIA -- (0.3%)
     Other Securities...................             20,298,622       0.3%
                                                   ------------      ----
 BELGIUM -- (0.9%)
     Other Securities...................             68,961,678       0.9%
                                                   ------------      ----
 CANADA -- (11.6%)
     Canadian Natural Resources, Ltd.... 1,668,484   50,284,224       0.7%
     Goldcorp, Inc...................... 1,677,120   75,816,739       1.0%
    #Manulife Financial Corp............ 4,587,163   56,676,437       0.8%
     Nexen, Inc......................... 1,739,936   41,549,410       0.6%
    #Sun Life Financial, Inc............ 1,565,269   38,820,238       0.5%
     Suncor Energy, Inc................. 3,696,270  124,054,038       1.7%
    #Teck Resources, Ltd. Class B....... 1,483,730   47,093,107       0.7%
    #Thomson Reuters Corp............... 1,832,184   51,585,496       0.7%
     Other Securities...................            422,824,032       5.8%
                                                   ------------      ----
 TOTAL CANADA...........................            908,703,721      12.5%
                                                   ------------      ----
 DENMARK -- (1.3%)
     Other Securities...................             98,590,467       1.4%
                                                   ------------      ----
 FINLAND -- (0.6%)
     Other Securities...................             46,534,314       0.6%
                                                   ------------      ----
 FRANCE -- (8.6%)
     AXA SA............................. 3,557,776   56,706,072       0.8%
     BNP Paribas SA..................... 1,230,991   62,480,990       0.9%
     Cie de Saint-Gobain SA............. 1,039,077   36,601,589       0.5%
     France Telecom SA.................. 3,875,091   43,313,653       0.6%
    #GDF Suez SA........................ 3,247,974   74,548,265       1.0%
    *Societe Generale SA................ 1,558,512   49,703,998       0.7%
     Vivendi SA......................... 3,686,124   75,533,481       1.0%
     Other Securities...................            269,050,897       3.7%
                                                   ------------      ----
 TOTAL FRANCE...........................            667,938,945       9.2%
                                                   ------------      ----
 GERMANY -- (7.6%)
     Bayerische Motoren Werke AG........   656,221   52,461,937       0.7%
     Daimler AG......................... 2,088,586   97,838,982       1.4%
    #Deutsche Bank AG................... 1,325,896   60,395,696       0.8%
     E.ON AG............................ 3,592,972   81,793,916       1.1%
     Munchener
       Rueckversicherungs-Gesellschaft
       AG...............................   395,244   63,595,851       0.9%
     Other Securities...................            239,505,610       3.3%
                                                   ------------      ----
 TOTAL GERMANY..........................            595,591,992       8.2%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities...................              3,296,253       0.0%
                                                   ------------      ----
 HONG KONG -- (1.9%)
    #Hutchison Whampoa, Ltd............. 5,618,000   55,108,769       0.8%
     Other Securities...................             93,863,530       1.3%
                                                   ------------      ----
 TOTAL HONG KONG........................            148,972,299       2.1%
                                                   ------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                  ---------- -------------- ---------------
IRELAND -- (0.2%)
    Other Securities.............................            $   15,849,047       0.2%
                                                             --------------      ----
ISRAEL -- (0.6%)
    Other Securities.............................                45,815,345       0.6%
                                                             --------------      ----
ITALY -- (1.3%)
    Other Securities.............................                99,757,627       1.4%
                                                             --------------      ----
JAPAN -- (16.2%)
    Mitsubishi Corp..............................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group, Inc.......... 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd............................  2,990,300     42,148,944       0.6%
    Sumitomo Corp................................  3,241,900     44,196,159       0.6%
   #Toyota Motor Corp. Sponsored ADR.............    614,188     47,581,144       0.6%
    Other Securities.............................               997,496,602      13.8%
                                                             --------------      ----
TOTAL JAPAN......................................             1,265,403,342      17.5%
                                                             --------------      ----
NETHERLANDS -- (2.7%)
    ArcelorMittal NV.............................  2,446,831     36,174,996       0.5%
   *ING Groep NV.................................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics NV...........  2,042,653     51,160,127       0.7%
    Other Securities.............................                83,798,551       1.2%
                                                             --------------      ----
TOTAL NETHERLANDS................................               215,036,706       3.0%
                                                             --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities.............................                 6,231,896       0.1%
                                                             --------------      ----
NORWAY -- (1.2%)
    Other Securities.............................                92,125,902       1.3%
                                                             --------------      ----
PORTUGAL -- (0.1%)
    Other Securities.............................                 8,279,896       0.1%
                                                             --------------      ----
SINGAPORE -- (1.0%)
    Other Securities.............................                81,099,619       1.1%
                                                             --------------      ----
SPAIN -- (1.9%)
    Banco Santander SA...........................  7,903,716     59,508,435       0.8%
    Other Securities.............................                85,860,300       1.2%
                                                             --------------      ----
TOTAL SPAIN......................................               145,368,735       2.0%
                                                             --------------      ----
SWEDEN -- (2.9%)
    Nordea Bank AB...............................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson AB Series B..  4,713,081     41,753,549       0.6%
    Other Securities.............................               132,823,836       1.8%
                                                             --------------      ----
TOTAL SWEDEN.....................................               223,356,559       3.1%
                                                             --------------      ----
SWITZERLAND -- (5.7%)
    Holcim, Ltd..................................    887,877     60,594,265       0.8%
    Swiss Re, Ltd................................  1,108,107     76,678,078       1.1%
    UBS AG.......................................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG....................    221,361     54,569,851       0.8%
    Other Securities.............................               196,610,103       2.7%
                                                             --------------      ----
TOTAL SWITZERLAND................................               445,969,101       6.2%
                                                             --------------      ----
UNITED KINGDOM -- (20.6%)
    Aviva P.L.C..................................  8,175,916     43,785,601       0.6%
    Barclays P.L.C............................... 11,591,752     42,863,545       0.6%
   #Barclays P.L.C. Sponsored ADR................  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR......................  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #HSBC Holdings P.L.C. Sponsored ADR....................................   1,453,812 $   71,760,160        1.0%
   Kingfisher P.L.C.......................................................  10,285,817     48,158,694        0.7%
   *Lloyds Banking Group P.L.C............................................  76,981,994     50,693,260        0.7%
   Old Mutual P.L.C.......................................................  13,164,620     36,643,450        0.5%
   Royal Dutch Shell P.L.C. ADR...........................................   3,323,210    234,718,322        3.2%
   Vodafone Group P.L.C...................................................  34,976,333     94,983,682        1.3%
   Vodafone Group P.L.C. Sponsored ADR....................................   8,116,661    220,935,512        3.1%
   Xstrata P.L.C..........................................................   5,211,952     82,565,149        1.1%
   Other Securities.......................................................                385,708,778        5.3%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,605,805,583       22.2%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              7,168,262,828       99.0%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities.......................................................                 22,268,022        0.3%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.......................................................                          3        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund........................................  52,722,558    610,000,000        8.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $1,715,506) to be repurchased at $1,681,885....................... $     1,682      1,681,868        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                611,681,868        8.5%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,402,475,403)..................................................             $7,802,212,721      107.8%
                                                                                       ==============      =====

The DFA International Value Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria....................             --     20,298,622   --        20,298,622
   Belgium....................      2,022,896     66,938,782   --        68,961,678
   Canada.....................    908,703,721             --   --       908,703,721
   Denmark....................             --     98,590,467   --        98,590,467
   Finland....................      1,292,010     45,242,304   --        46,534,314
   France.....................     16,823,856    651,115,089   --       667,938,945
   Germany....................     90,012,205    505,579,787   --       595,591,992
   Greece.....................             --      3,296,253   --         3,296,253
   Hong Kong..................             --    148,972,299   --       148,972,299
   Ireland....................      4,846,911     11,002,136   --        15,849,047
   Israel.....................      5,360,734     40,454,611   --        45,815,345
   Italy......................     17,226,655     82,530,972   --        99,757,627
   Japan......................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands................     14,913,357    200,123,349   --       215,036,706
   New Zealand................             --      6,231,896   --         6,231,896
   Norway.....................        258,768     91,867,134   --        92,125,902
   Portugal...................             --      8,279,896   --         8,279,896
   Singapore..................             --     81,099,619   --        81,099,619
   Spain......................     10,329,758    135,038,977   --       145,368,735
   Sweden.....................      8,464,720    214,891,839   --       223,356,559
   Switzerland................     50,178,730    395,790,371   --       445,969,101
   United Kingdom.............    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks Germany......             --     22,268,022   --        22,268,022
Rights/Warrants Spain.........             --              3   --                 3
Securities Lending Collateral.             --    611,681,868   --       611,681,868
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (88.0%)
  Consumer Discretionary -- (19.8%)
      Aoyama Trading Co., Ltd..........   295,800 $  5,845,699       0.3%
     *Haseko Corp...................... 6,870,500    4,385,674       0.3%
     #Nifco, Inc.......................   228,400    5,190,359       0.3%
      Onward Holdings Co., Ltd.........   626,000    4,635,222       0.3%
      Ryohin Keikaku Co., Ltd..........   104,000    6,887,238       0.4%
      Shimachu Co., Ltd................   227,000    5,015,422       0.3%
      Toyobo Co., Ltd.................. 4,184,000    4,611,041       0.3%
      Other Securities.................            339,597,220      20.1%
                                                  ------------      ----
  Total Consumer Discretionary.........            376,167,875      22.3%
                                                  ------------      ----
  Consumer Staples -- (8.9%)
     #Nichirei Corp.................... 1,248,000    6,884,055       0.4%
      Sapporo Holdings, Ltd............ 1,621,000    4,526,839       0.3%
      Takara Holdings, Inc.............   834,500    6,250,961       0.4%
     *Tsuruha Holdings, Inc............    73,200    5,548,589       0.3%
      Other Securities.................            145,425,057       8.6%
                                                  ------------      ----
  Total Consumer Staples...............            168,635,501      10.0%
                                                  ------------      ----
  Energy -- (0.8%)
      Other Securities.................             15,478,147       0.9%
                                                  ------------      ----
  Financials -- (10.7%)
      Daishi Bank, Ltd. (The).......... 1,494,000    4,936,839       0.3%
      Higo Bank, Ltd. (The)............   818,000    4,827,321       0.3%
      Hokkoku Bank, Ltd. (The)......... 1,190,000    4,296,076       0.2%
      Hyakugo Bank, Ltd. (The)......... 1,116,609    4,886,171       0.3%
      Hyakujishi Bank, Ltd. (The)...... 1,097,000    4,300,766       0.2%
      Juroku Bank, Ltd................. 1,473,000    4,779,955       0.3%
      Kiyo Holdings, Inc............... 3,313,900    4,529,074       0.3%
      Musashino Bank, Ltd..............   152,300    4,362,228       0.2%
      Ogaki Kyoritsu Bank, Ltd. (The).. 1,410,000    4,963,527       0.3%
      San-in Godo Bank, Ltd. (The).....   791,000    5,471,237       0.3%
     *Tokyo Tatemono Co., Ltd.......... 1,893,000    7,791,021       0.5%
      Other Securities.................            147,759,131       8.8%
                                                  ------------      ----
  Total Financials.....................            202,903,346      12.0%
                                                  ------------      ----
  Health Care -- (4.7%)
      Kaken Pharmaceutical Co., Ltd....   364,000    5,637,927       0.3%
      KYORIN Holdings, Inc.............   214,000    4,524,370       0.3%
      Nihon Kohden Corp................   173,900    6,468,886       0.4%
      Rohto Pharmaceutical Co., Ltd....   424,000    5,843,559       0.3%
     #Sawai Pharmaceutical Co., Ltd....    40,300    4,451,796       0.3%
      Ship Healthcare Holdings, Inc....   155,600    5,188,557       0.3%
      Toho Holdings Co., Ltd...........   217,800    4,452,305       0.3%
      Other Securities.................             51,968,098       3.1%
                                                  ------------      ----
  Total Health Care....................             88,535,498       5.3%
                                                  ------------      ----
  Industrials -- (23.2%)
     #Fujikura, Ltd.................... 1,656,000    4,607,975       0.3%
      Glory, Ltd.......................   246,600    5,985,033       0.3%
      Hitachi Zosen Corp............... 3,596,000    4,505,574       0.3%
    #*Kawasaki Kisen Kaisha, Ltd....... 4,568,000    5,790,221       0.3%
     #Minebea Co., Ltd................. 1,334,000    4,384,759       0.3%
      Nisshinbo Holdings, Inc..........   653,000    4,271,975       0.2%
      OSG Corp.........................   329,000    4,312,629       0.3%
      Sankyu, Inc...................... 1,251,000    4,358,022       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
Industrials -- (Continued)
    Other Securities.........................................................             $  401,944,861       23.8%
                                                                                          --------------      -----
Total Industrials............................................................                440,161,049       26.1%
                                                                                          --------------      -----
Information Technology -- (9.6%)
   #Alps Electric Co., Ltd...................................................     808,000      4,776,946        0.3%
   #Anritsu Corp.............................................................     392,000      4,931,192        0.3%
    Horiba, Ltd..............................................................     179,850      4,907,305        0.3%
    IT Holdings Corp.........................................................     376,801      4,696,096        0.3%
    Net One Systems Co., Ltd.................................................     434,500      4,836,269        0.3%
    Wacom Co., Ltd...........................................................       1,731      5,027,984        0.3%
    Other Securities.........................................................                153,046,255        9.0%
                                                                                          --------------      -----
Total Information Technology.................................................                182,222,047       10.8%
                                                                                          --------------      -----
Materials -- (9.6%)
    FP Corp..................................................................      61,200      4,600,656        0.3%
   #Hokuetsu Kishu Paper Co., Ltd............................................     862,199      4,417,725        0.3%
   *Mitsui Mining & Smelting Co., Ltd........................................   2,683,000      5,679,528        0.3%
    Sumitomo Osaka Cement Co., Ltd...........................................   1,848,000      6,016,617        0.3%
    Toagosei Co., Ltd........................................................   1,096,000      4,468,291        0.3%
   #Tosoh Corp...............................................................   2,242,000      4,388,986        0.3%
    Other Securities.........................................................                153,829,756        9.1%
                                                                                          --------------      -----
Total Materials..............................................................                183,401,559       10.9%
                                                                                          --------------      -----
Telecommunication Services -- (0.3%)
   #eAccess, Ltd.............................................................      10,102      5,098,126        0.3%
    Other Securities.........................................................                    117,808        0.0%
                                                                                          --------------      -----
Total Telecommunication Services.............................................                  5,215,934        0.3%
                                                                                          --------------      -----
Utilities -- (0.4%)
    Other Securities.........................................................                  8,485,467        0.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,671,206,423       99.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund...........................................  19,446,845    225,000,000       13.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $4,044,497) to be repurchased at $3,965,232............................. $     3,965      3,965,193        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                228,965,193       13.6%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,096,684,195)                                                                   $1,900,171,616      112.7%
                                                                                          ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary..... $3,783  $  376,164,092   --    $  376,167,875
     Consumer Staples...........     --     168,635,501   --       168,635,501
     Energy.....................     --      15,478,147   --        15,478,147
     Financials.................     --     202,903,346   --       202,903,346
     Health Care................     --      88,535,498   --        88,535,498
     Industrials................     --     440,161,049   --       440,161,049
     Information Technology.....     --     182,222,047   --       182,222,047
     Materials..................     --     183,401,559   --       183,401,559
     Telecommunication Services.     --       5,215,934   --         5,215,934
     Utilities..................     --       8,485,467   --         8,485,467
  Securities Lending Collateral.     --     228,965,193   --       228,965,193
                                 ------  --------------   --    --------------
  TOTAL......................... $3,783  $1,900,167,833   --    $1,900,171,616
                                 ======  ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
-                                       ---------- ------------ ---------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (47.4%)
   #Adelaide Brighton, Ltd.............  1,885,757 $  6,199,102       0.6%
    Ansell, Ltd........................    503,479    8,157,816       0.8%
   #Aristocrat Leisure, Ltd............  2,580,305    7,542,048       0.8%
    Arrium, Ltd........................  6,037,433    4,903,780       0.5%
  #*Aurora Oil & Gas, Ltd..............  1,114,903    4,512,172       0.4%
    Australian Infrastructure Fund NL..  3,606,473   11,122,393       1.1%
   #Beach Energy, Ltd..................  5,525,248    7,891,340       0.8%
   *BlueScope Steel, Ltd............... 13,572,369    6,673,452       0.7%
   #Bradken, Ltd.......................  1,022,589    5,234,406       0.5%
   #carsales.com, Ltd..................  1,220,399    9,444,501       0.9%
    Consolidated Media Holdings, Ltd...  1,276,820    4,543,366       0.5%
   #CSR, Ltd...........................  2,491,176    4,522,744       0.5%
   #David Jones, Ltd...................  3,152,271    8,724,565       0.9%
   *Downer EDI, Ltd....................  1,857,964    6,916,092       0.7%
    DUET Group.........................  3,067,818    6,648,416       0.7%
   #DuluxGroup, Ltd....................  2,167,142    7,954,583       0.8%
   #Envestra, Ltd......................  5,566,443    5,224,266       0.5%
  #*Goodman Fielder, Ltd...............  8,296,037    5,025,633       0.5%
    GrainCorp, Ltd. Class A............    828,668   10,523,403       1.0%
   #Invocare, Ltd......................    633,106    5,785,092       0.6%
    IOOF Holdings, Ltd.................  1,074,600    7,031,533       0.7%
   #Iress, Ltd.........................    603,773    4,795,961       0.5%
   #JB Hi-Fi, Ltd......................    582,072    6,187,633       0.6%
   #Kingsgate Consolidated, Ltd........    786,887    4,513,292       0.4%
   #Medusa Mining, Ltd.................    844,923    5,382,014       0.5%
   #Monadelphous Group, Ltd............    319,624    6,988,498       0.7%
   #Myer Holdings, Ltd.................  3,564,925    7,225,726       0.7%
   #Navitas, Ltd.......................  1,189,617    5,081,804       0.5%
    Nufarm, Ltd........................    817,424    4,873,105       0.5%
  #*Paladin Energy, Ltd................  4,096,983    4,805,465       0.5%
   #Perpetual Trustees Australia, Ltd..    226,579    6,555,708       0.7%
    Primary Health Care, Ltd...........  1,960,174    7,906,484       0.8%
    Reece Australia, Ltd...............    238,457    5,014,858       0.5%
  #*Resolute Mining, Ltd...............  3,133,646    6,254,867       0.6%
   #SAI Global, Ltd....................  1,203,570    5,065,529       0.5%
    Spark Infrastructure Group, Ltd....  5,307,759    9,307,506       0.9%
   #Super Retail Group, Ltd............  1,291,875   12,068,742       1.2%
    Other Securities...................             319,950,832      31.9%
                                                   ------------      ----
TOTAL AUSTRALIA........................             566,558,727      56.5%
                                                   ------------      ----
CHINA -- (0.0%)
    Other Securities...................                 287,710       0.0%
                                                   ------------      ----
HONG KONG -- (17.0%)
  #*Esprit Holdings, Ltd...............  5,164,900    6,678,378       0.7%
    Giordano International, Ltd........  7,246,000    6,015,664       0.6%
    Luk Fook Holdings International,
      Ltd..............................  1,746,000    4,361,261       0.4%
    Melco International Development,
      Ltd..............................  5,117,000    4,932,333       0.5%
   #Pacific Basin Shipping, Ltd........  9,730,000    5,180,604       0.5%
   #Xinyi Glass Holdings, Ltd..........  8,164,000    4,558,138       0.4%
    Other Securities...................             172,204,874      17.2%
                                                   ------------      ----
TOTAL HONG KONG........................             203,931,252      20.3%
                                                   ------------      ----
NEW ZEALAND -- (6.4%)
    Fisher & Paykel Healthcare Corp.,
      Ltd..............................  3,117,358    6,022,656       0.6%
    Port of Tauranga, Ltd..............    528,322    5,622,732       0.6%
   #Ryman Healthcare, Ltd..............  1,685,604    5,610,636       0.6%

The Asia Pacific Small Company Series
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
NEW ZEALAND -- (Continued)
   Sky Network Television, Ltd...............................................   1,006,593 $    4,445,634        0.4%
   SKYCITY Entertainment Group, Ltd..........................................   3,227,185     10,293,066        1.0%
   Other Securities..........................................................                 44,037,042        4.4%
                                                                                          --------------      -----
TOTAL NEW ZEALAND............................................................                 76,031,766        7.6%
                                                                                          --------------      -----
SINGAPORE -- (12.2%)
   Singapore Post, Ltd.......................................................   6,199,120      5,789,946        0.6%
   Venture Corp., Ltd........................................................     819,000      5,126,251        0.5%
   Other Securities..........................................................                134,956,595       13.4%
                                                                                          --------------      -----
TOTAL SINGAPORE..............................................................                145,872,792       14.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................                992,682,247       98.9%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities..........................................................                    579,555        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.1%)
   Other Securities..........................................................                    693,092        0.1%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
   Other Securities..........................................................                     15,070        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                  1,287,717        0.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund...........................................  17,286,085    200,000,000       19.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,673,484) to be repurchased at $1,640,687............................. $     1,641      1,640,671        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                201,640,671       20.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,153,289,637)                                                                   $1,195,610,635      119.1%
                                                                                          ==============      =====

The Asia Pacific Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Australia..................   --    $  566,558,727   --    $  566,558,727
     China......................   --           287,710   --           287,710
     Hong Kong..................   --       203,931,252   --       203,931,252
     New Zealand................   --        76,031,766   --        76,031,766
     Singapore..................   --       145,872,792   --       145,872,792
  Rights/Warrants
     Australia..................   --           579,555   --           579,555
     Hong Kong..................   --           693,092   --           693,092
     Singapore..................   --            15,070   --            15,070
  Securities Lending Collateral.   --       201,640,671   --       201,640,671
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,195,610,635   --    $1,195,610,635
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                               ---------- ------------ ---------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (24.5%)
   Aegis Group P.L.C..........................  3,314,004 $ 12,583,830       0.9%
  *Barratt Developments P.L.C.................  4,366,245   13,384,802       0.9%
  *Berkeley Group Holdings P.L.C. (The).......    548,179   13,489,734       0.9%
   Daily Mail & General Trust P.L.C. Series A.  1,312,593   10,125,279       0.7%
   Debenhams P.L.C............................  5,756,729   11,145,139       0.8%
   GKN P.L.C..................................  3,193,432   10,740,884       0.7%
   Greene King P.L.C..........................  1,421,372   13,637,335       0.9%
   Inchcape P.L.C.............................  2,005,227   13,040,981       0.9%
   Informa P.L.C..............................  2,578,346   16,689,745       1.1%
   ITV P.L.C..................................  8,151,944   11,412,918       0.8%
   Ladbrokes P.L.C............................  3,736,209   10,821,643       0.7%
   Persimmon P.L.C............................  1,429,557   18,394,004       1.3%
   Rightmove P.L.C............................    404,934   10,542,022       0.7%
   Taylor Wimpey P.L.C........................ 14,517,978   14,349,169       1.0%
   UBM P.L.C..................................  1,008,603   11,402,231       0.8%
   William Hill P.L.C.........................  3,062,912   16,735,721       1.2%
   Other Securities...........................             155,871,714      10.6%
                                                          ------------      ----
Total Consumer Discretionary..................             364,367,151      24.9%
                                                          ------------      ----
Consumer Staples -- (3.9%)
   Tate & Lyle P.L.C..........................  1,034,844   12,129,459       0.9%
   Other Securities...........................              45,737,482       3.1%
                                                          ------------      ----
Total Consumer Staples........................              57,866,941       4.0%
                                                          ------------      ----
Energy -- (4.9%)
  *Afren P.L.C................................  4,970,604   11,086,658       0.8%
   John Wood Group P.L.C......................  1,017,921   13,991,092       0.9%
  *Premier Oil P.L.C..........................  1,957,535   11,099,271       0.8%
   Other Securities...........................              37,081,172       2.5%
                                                          ------------      ----
Total Energy..................................              73,258,193       5.0%
                                                          ------------      ----
Financials -- (14.1%)
   Aberdeen Asset Management P.L.C............  2,601,039   13,663,246       0.9%
   Amlin P.L.C................................  2,265,989   13,660,008       0.9%
   Catlin Group, Ltd..........................  1,602,895   12,215,551       0.8%
   Hiscox, Ltd................................  1,714,088   13,217,072       0.9%
   IG Group Holdings P.L.C....................  1,498,282   10,550,404       0.7%
   Provident Financial P.L.C..................    496,498   11,004,838       0.8%
   Other Securities...........................             135,535,536       9.3%
                                                          ------------      ----
Total Financials..............................             209,846,655      14.3%
                                                          ------------      ----
Health Care -- (2.1%)
   Other Securities...........................              31,080,323       2.1%
                                                          ------------      ----
Industrials -- (27.8%)
   Ashtead Group P.L.C........................  2,502,187   15,116,530       1.0%
   Babcock International Group P.L.C..........  1,401,502   22,154,294       1.5%
   Balfour Beatty P.L.C.......................  3,154,154   16,078,068       1.1%
   Cobham P.L.C...............................  4,694,331   16,320,407       1.1%
   Cookson Group P.L.C........................  1,218,370   11,509,815       0.8%
   IMI P.L.C..................................  1,002,882   15,484,442       1.1%
   Intertek Group P.L.C.......................    378,948   17,273,414       1.2%
   Invensys P.L.C.............................  3,349,956   12,352,173       0.8%
   Meggitt P.L.C..............................  2,407,994   15,018,915       1.0%
   Melrose P.L.C..............................  4,749,372   18,500,491       1.3%
   Qinetiq Group P.L.C........................  3,030,205    9,651,175       0.7%
   Rentokil Initial P.L.C.....................  7,256,414   10,329,224       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         Percentage
                                                                               Shares      Value++     of Net Assets**
                                                                              --------- -------------- ---------------
Industrials -- (Continued)
   Rotork P.L.C..............................................................   366,679 $   13,509,077        0.9%
   Spirax-Sarco Engineering P.L.C............................................   320,648     10,039,086        0.7%
  *Travis Perkins P.L.C......................................................   930,166     16,254,661        1.1%
   Other Securities..........................................................              194,040,413       13.2%
                                                                                        --------------      -----
Total Industrials............................................................              413,632,185       28.2%
                                                                                        --------------      -----
Information Technology -- (8.9%)
   Halma P.L.C............................................................... 1,549,740     10,329,189        0.7%
   Spectris P.L.C............................................................   515,234     14,431,374        1.0%
   Telecity Group P.L.C......................................................   826,400     12,038,001        0.8%
   Other Securities..........................................................               95,317,734        6.5%
                                                                                        --------------      -----
Total Information Technology.................................................              132,116,298        9.0%
                                                                                        --------------      -----
Materials -- (7.3%)
   Croda International P.L.C.................................................   499,699     17,791,547        1.2%
   DS Smith P.L.C............................................................ 4,475,611     15,451,908        1.1%
   Mondi P.L.C............................................................... 1,222,056     13,471,337        0.9%
   Other Securities..........................................................               61,388,834        4.2%
                                                                                        --------------      -----
Total Materials..............................................................              108,103,626        7.4%
                                                                                        --------------      -----
Telecommunication Services -- (2.2%).........................................
   Inmarsat P.L.C............................................................ 1,658,096     15,190,469        1.0%
   Other Securities..........................................................               17,064,461        1.2%
                                                                                        --------------      -----
Total Telecommunication Services.............................................               32,254,930        2.2%
                                                                                        --------------      -----
Utilities -- (2.4%)
   Drax Group P.L.C.......................................................... 1,615,898     14,665,707        1.0%
   Pennon Group P.L.C........................................................ 1,434,955     16,622,307        1.1%
   Other Securities..........................................................                3,904,650        0.3%
                                                                                        --------------      -----
Total Utilities..............................................................               35,192,664        2.4%
                                                                                        --------------      -----
TOTAL COMMON STOCKS..........................................................            1,457,718,966       99.5%
                                                                                        --------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................................................                   15,064        0.0%
                                                                                        --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................................................                       --        0.0%
                                                                                        --------------      -----
                                                                               Shares/
                                                                                Face
                                                                               Amount
                                                                                (000)      Value+
                                                                              --------- --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@DFA Short Term Investment Fund........................................... 2,420,052     28,000,000        1.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $224) to be repurchased at $220.........................................        --            220        0.0%
                                                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................               28,000,220        1.9%
                                                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,210,154,050).....................................................           $1,485,734,250      101.4%
                                                                                        ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  364,367,151   --    $  364,367,151
     Consumer Staples...........   --        57,866,941   --        57,866,941
     Energy.....................   --        73,258,193   --        73,258,193
     Financials.................   --       209,846,655   --       209,846,655
     Health Care................   --        31,080,323   --        31,080,323
     Industrials................   --       413,632,185   --       413,632,185
     Information Technology.....   --       132,116,298   --       132,116,298
     Materials..................   --       108,103,626   --       108,103,626
     Telecommunication Services.   --        32,254,930   --        32,254,930
     Utilities..................   --        35,192,664   --        35,192,664
  Preferred Stocks
     Consumer Staples...........   --            15,064   --            15,064
  Rights/Warrants...............   --                --   --                --
  Securities Lending Collateral.   --        28,000,220   --        28,000,220
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,485,734,250   --    $1,485,734,250
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                     --------- ------------ ---------------
     COMMON STOCKS -- (88.4%)
     AUSTRIA -- (2.2%)
         Other Securities...........           $ 56,677,767       2.5%
                                               ------------      ----
     BELGIUM -- (3.2%)
         Ackermans & van Haaren NV..   118,073    9,613,309       0.4%
         Other Securities...........             72,036,340       3.2%
                                               ------------      ----
     TOTAL BELGIUM..................             81,649,649       3.6%
                                               ------------      ----
     DENMARK -- (3.4%)
         GN Store Nord A.S..........   803,034   12,585,533       0.5%
        *Topdanmark A.S.............    53,386   10,826,718       0.5%
         Other Securities...........             62,778,523       2.8%
                                               ------------      ----
     TOTAL DENMARK..................             86,190,774       3.8%
                                               ------------      ----
     FINLAND -- (6.1%)
         Elisa Oyj..................   432,751    9,286,323       0.4%
        #KCI Konecranes Oyj.........   245,559    7,808,333       0.3%
         Kesko Oyj Series B.........   250,135    7,821,799       0.4%
         Orion Oyj Series B.........   384,369    9,510,594       0.4%
        #Outotec Oyj................   163,942    8,010,462       0.4%
         Yit Oyj....................   479,016    9,445,723       0.4%
         Other Securities...........            102,256,708       4.6%
                                               ------------      ----
     TOTAL FINLAND..................            154,139,942       6.9%
                                               ------------      ----
     FRANCE -- (9.8%)
       #*Alcatel-Lucent SA.......... 7,392,628    7,558,803       0.3%
         Gemalto NV.................    97,900    8,842,316       0.4%
        #Neopost SA.................   135,048    7,403,969       0.3%
         Societe BIC SA.............    62,449    7,620,209       0.4%
         Other Securities...........            216,651,765       9.7%
                                               ------------      ----
     TOTAL FRANCE...................            248,077,062      11.1%
                                               ------------      ----
     GERMANY -- (12.9%)
        *Aareal Bank AG.............   423,110    9,098,181       0.4%
         Aurubis AG.................   153,470    9,715,684       0.4%
        #Deutsche Wohnen AG.........   646,717   11,844,087       0.5%
         Fuchs Petrolub AG..........   136,940    8,534,620       0.4%
         Rhoen-Klinikum AG..........   406,308    7,913,041       0.4%
        #SGL Carbon SE..............   229,387    9,149,090       0.4%
         Stada Arzneimittel AG......   247,784    7,504,291       0.3%
         Symrise AG.................   307,713   11,068,532       0.5%
         Wirecard AG................   381,688    8,741,631       0.4%
         Other Securities...........            242,716,782      10.8%
                                               ------------      ----
     TOTAL GERMANY..................            326,285,939      14.5%
                                               ------------      ----
     GREECE -- (2.0%)
         Other Securities...........             50,142,446       2.2%
                                               ------------      ----
     IRELAND -- (2.7%)
         DCC P.L.C..................   308,989    8,838,285       0.4%
         Dragon Oil P.L.C...........   990,437    8,866,393       0.4%
         Paddy Power P.L.C..........   180,573   13,336,467       0.6%
         Other Securities...........             36,164,730       1.6%
                                               ------------      ----
     TOTAL IRELAND..................             67,205,875       3.0%
                                               ------------      ----
     ISRAEL -- (2.6%)
         Other Securities...........             64,711,886       2.9%
                                               ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             Percentage
                                   Shares      Value++     of Net Assets**
                                  --------- -------------- ---------------
     ITALY -- (7.5%)
        *Banco Popolare Scarl.... 6,311,267 $   10,071,344       0.5%
       #*Finmeccanica SpA........ 1,593,106      7,900,845       0.4%
         Prysmian SpA............   494,781      9,539,788       0.4%
         Other Securities........              162,659,558       7.2%
                                            --------------      ----
     TOTAL ITALY.................              190,171,535       8.5%
                                            --------------      ----
     NETHERLANDS -- (5.2%)
         Aalberts Industries NV..   469,415      8,532,614       0.4%
         CSM NV..................   363,574      7,426,298       0.3%
         Delta Lloyd NV..........   472,377      7,855,836       0.4%
         Nutreco NV..............   173,920     13,027,581       0.6%
        *PostNL NV............... 1,920,653      7,579,442       0.3%
         Royal Imtech NV.........   349,305      8,780,615       0.4%
        *SBM Offshore NV.........   804,422     10,530,512       0.5%
         Other Securities........               68,339,691       3.0%
                                            --------------      ----
     TOTAL NETHERLANDS...........              132,072,589       5.9%
                                            --------------      ----
     NORWAY -- (3.3%)
         Other Securities........               84,171,601       3.8%
                                            --------------      ----
     PORTUGAL -- (1.2%)
         Other Securities........               29,375,131       1.3%
                                            --------------      ----
     SPAIN -- (4.5%)
         Viscofan SA.............   202,123      9,793,173       0.5%
         Other Securities........              103,986,927       4.6%
                                            --------------      ----
     TOTAL SPAIN.................              113,780,100       5.1%
                                            --------------      ----
     SWEDEN -- (9.4%)
         Castellum AB............   726,291      9,735,330       0.4%
         Holmen AB Series B......   273,916      8,072,161       0.3%
        #Husqvarna AB Series B... 1,434,072      8,330,008       0.4%
         Meda AB Series A........   857,997      8,790,208       0.4%
        *Securitas AB Series B... 1,133,353      8,253,893       0.4%
         Trelleborg AB Series B..   999,202     10,888,078       0.5%
         Other Securities........              183,427,230       8.2%
                                            --------------      ----
     TOTAL SWEDEN................              237,496,908      10.6%
                                            --------------      ----
     SWITZERLAND -- (12.3%)
        #Clariant AG.............   903,053      9,677,105       0.4%
       #*Dufry AG................    77,241      9,824,040       0.4%
         Galenica Holding AG.....    18,828     11,057,552       0.5%
        *GAM Holding AG..........   780,910     10,921,334       0.5%
         Helvetia Holding AG.....    22,754      7,989,963       0.4%
         Lonza Group AG..........   206,376     10,467,022       0.5%
         PSP Swiss Property AG...   148,327     13,621,861       0.6%
         Swiss Life Holding AG...   102,976     13,004,543       0.6%
         Other Securities........              225,523,358      10.0%
                                            --------------      ----
     TOTAL SWITZERLAND...........              312,086,778      13.9%
                                            --------------      ----
     UNITED KINGDOM -- (0.1%)
         Other Securities........                3,239,110       0.1%
                                            --------------      ----
     TOTAL COMMON STOCKS.........            2,237,475,092      99.7%
                                            --------------      ----
     RIGHTS/WARRANTS -- (0.0%)
     BELGIUM -- (0.0%)
         Other Securities........                    1,250       0.0%
                                            --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
ITALY -- (0.0%)
   Other Securities.....................................................             $        8,763        0.0%
                                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS...................................................                     10,013        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund......................................  25,324,114    293,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $1,011,182) to be repurchased at
       $991,365......................................................... $       991        991,355        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                293,991,355       13.1%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,583,421,711)................................................             $2,531,476,460      112.8%
                                                                                     ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
    Austria....................       -- $   56,677,767   --    $   56,677,767
    Belgium....................       --     81,649,649   --        81,649,649
    Denmark....................       --     86,190,774   --        86,190,774
    Finland....................       --    154,139,942   --       154,139,942
    France.....................       --    248,077,062   --       248,077,062
    Germany....................       --    326,285,939   --       326,285,939
    Greece.....................       --     50,142,446   --        50,142,446
    Ireland....................       --     67,205,875   --        67,205,875
    Israel..................... $849,217     63,862,669   --        64,711,886
    Italy......................       --    190,171,535   --       190,171,535
    Netherlands................       --    132,072,589   --       132,072,589
    Norway.....................       --     84,171,601   --        84,171,601
    Portugal...................       --     29,375,131   --        29,375,131
    Spain......................       --    113,780,100   --       113,780,100
    Sweden.....................       --    237,496,908   --       237,496,908
    Switzerland................       --    312,086,778   --       312,086,778
    United Kingdom.............       --      3,239,110   --         3,239,110
 Rights/Warrants...............
    Belgium....................       --          1,250   --             1,250
    Italy......................       --          8,763   --             8,763
 Securities Lending Collateral.       --    293,991,355   --       293,991,355
                                -------- --------------   --    --------------
 TOTAL......................... $849,217 $2,530,627,243   --    $2,531,476,460
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                           --------- ------------ ---------------
COMMON STOCKS -- (75.6%)
Consumer Discretionary -- (8.5%)
   Aimia, Inc.............................   310,251 $  4,647,164       0.7%
   Astral Media, Inc. Class A.............   197,447    8,081,736       1.2%
  #Cineplex, Inc..........................   241,959    7,510,117       1.1%
  #Corus Entertainment, Inc. Class B......   304,900    6,902,417       1.0%
 #*Imax Corp..............................   260,537    5,874,637       0.8%
   Linamar Corp...........................   200,980    4,427,094       0.6%
  #RONA, Inc..............................   677,175    6,956,511       1.0%
   Other Securities.......................             32,434,102       4.7%
                                                     ------------      ----
Total Consumer Discretionary..............             76,833,778      11.1%
                                                     ------------      ----
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc..................   387,979    4,311,957       0.6%
  #North West Co., Inc. (The).............   188,473    4,415,788       0.7%
   Other Securities.......................             14,435,488       2.1%
                                                     ------------      ----
   Total Consumer Staples.................             23,163,233       3.4%
                                                     ------------      ----
Energy -- (19.2%)
 #*BlackPearl Resources, Inc.............. 1,165,485    3,979,278       0.6%
  *Celtic Exploration, Ltd................   323,700    8,452,662       1.2%
  *Gran Tierra Energy, Inc................ 1,065,607    5,366,712       0.8%
   Mullen Group, Ltd......................   312,028    6,470,188       0.9%
  #Parkland Fuel Corp.....................   265,671    4,532,700       0.7%
   Pason Systems, Inc.....................   259,107    4,220,947       0.6%
 #*Petrobank Energy & Resources, Ltd......   425,702    5,847,941       0.8%
   ShawCor, Ltd. Class A..................   212,900    9,485,907       1.4%
  #Trican Well Service, Ltd...............   564,307    6,734,958       1.0%
   Other Securities.......................            118,885,028      17.2%
                                                     ------------      ----
Total Energy..............................            173,976,321      25.2%
                                                     ------------      ----
Financials -- (5.9%)
  #Canadian Western Bank..................   271,572    8,037,715       1.2%
  #Davis & Henderson Corp.................   239,699    5,030,379       0.7%
   Granite Real Estate, Inc...............   143,257    5,252,637       0.8%
  #Home Capital Group, Inc................   120,600    6,140,185       0.9%
   Laurentian Bank of Canada..............   109,624    4,878,885       0.7%
   Other Securities.......................             24,307,922       3.5%
                                                     ------------      ----
Total Financials..........................             53,647,723       7.8%
                                                     ------------      ----
Health Care -- (1.6%)
   Other Securities.......................             14,136,911       2.0%
                                                     ------------      ----
Industrials -- (9.0%).....................
  #Ritchie Brothers Auctioneers, Inc......   244,637    5,425,491       0.8%
  #Russel Metals, Inc.....................   246,300    6,880,370       1.0%
   Stantec, Inc...........................   182,098    6,272,011       0.9%
  #Superior Plus Corp.....................   559,647    5,468,991       0.8%
   Toromont Industries, Ltd...............   274,167    5,380,399       0.8%
   TransForce, Inc........................   314,697    5,744,106       0.8%
 #*Westport Innovations, Inc..............   158,805    4,436,205       0.7%
   Other Securities.......................             42,117,801       6.1%
                                                     ------------      ----
Total Industrials.........................             81,725,374      11.9%
                                                     ------------      ----
Information Technology -- (3.9%)
  *Celestica, Inc.........................   874,907    6,351,015       0.9%
   Constellation Software, Inc............    36,819    4,223,264       0.6%
   MacDonald Dettweiler & Associates, Ltd.   128,853    7,224,799       1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                          Shares      Value++    of Net Assets**
                                       ------------ ------------ ---------------
Information Technology -- (Continued)
   Other Securities...................              $ 17,654,949        2.6%
                                                    ------------      -----
Total Information Technology..........                35,454,027        5.1%
                                                    ------------      -----
Materials -- (21.4%)
   #Alamos Gold, Inc..................     382,920     7,495,455        1.1%
  #*AuRico Gold, Inc..................     892,052     7,449,025        1.1%
  #*B2Gold Corp.......................   1,401,050     5,793,578        0.8%
   *Canfor Corp.......................     411,155     5,862,175        0.9%
   #CCL Industries, Inc. Class B......     107,585     3,983,473        0.6%
   *First Majestic Silver Corp........     431,070     9,965,869        1.4%
   *Harry Winston Diamond Corp........     284,763     4,085,761        0.6%
   #HudBay Minerals, Inc..............     734,374     6,816,167        1.0%
  #*NovaGold Resources, Inc...........     845,155     4,104,132        0.6%
  #*OceanaGold Corp...................   1,151,416     4,035,000        0.6%
    Sherritt International Corp.......   1,571,926     6,799,219        1.0%
  #*Silver Standard Resources, Inc....     340,397     5,170,285        0.7%
   #West Fraser Timber Co., Ltd.......     126,174     7,641,818        1.1%
    Other Securities..................               115,503,398       16.8%
                                                    ------------      -----
Total Materials.......................               194,705,355       28.3%
                                                    ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities...................                 3,228,819        0.5%
                                                    ------------      -----
Utilities -- (3.2%)
   #Algonquin Power & Utilities Corp..     574,574     3,975,275        0.6%
    Capital Power Corp................     287,449     6,161,986        0.9%
   #Just Energy Group, Inc............     583,478     5,970,608        0.9%
   #Northland Power, Inc..............     297,306     5,763,048        0.8%
    Other Securities..................                 7,611,960        1.1%
                                                    ------------      -----
   Total Utilities....................                29,482,877        4.3%
                                                    ------------      -----
TOTAL COMMON STOCKS...................               686,354,418       99.6%
                                                    ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...................                    12,722        0.0%
                                                    ------------      -----

                                         Shares/
                                           Face
                                       Amount (000)   Value+
-                                      ------------ ------------
SECURITIES LENDING COLLATERAL --
  (24.4%)
(S)@DFA Short Term Investment Fund....  19,101,124   221,000,000       32.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.35%,
     11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%,
     01/01/39, valued at $448,986) to
     be repurchased at $440,186....... $       440       440,182        0.0%
                                                    ------------      -----
TOTAL SECURITIES LENDING COLLATERAL...               221,440,182       32.1%
                                                    ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost
  $996,859,895)                                     $907,807,322      131.7%
                                                    ============      =====

The Canadian Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 76,833,778           --   --    $ 76,833,778
    Consumer Staples...........   23,163,233           --   --      23,163,233
    Energy.....................  173,976,321           --   --     173,976,321
    Financials.................   53,647,723           --   --      53,647,723
    Health Care................   14,136,911           --   --      14,136,911
    Industrials................   81,725,374           --   --      81,725,374
    Information Technology.....   35,454,027           --   --      35,454,027
    Materials..................  194,582,087 $    123,268   --     194,705,355
    Telecommunication Services.    3,228,819           --   --       3,228,819
    Utilities..................   29,482,877           --   --      29,482,877
 Rights/Warrants...............        1,807       10,915   --          12,722
 Securities Lending Collateral.           --  221,440,182   --     221,440,182
                                ------------ ------------   --    ------------
 TOTAL......................... $686,232,957 $221,574,365   --    $907,807,322
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
    Other Securities......................................            $         --       0.0%
                                                                      ------------      ----
BRAZIL -- (5.9%)
    BM&F Bovespa SA.......................................  1,665,208   10,658,381       0.3%
   #BRF - Brasil Foods SA ADR.............................    594,060   10,883,179       0.4%
    Petroleo Brasilerio SA ADR............................  1,206,339   25,586,450       0.9%
   #Vale SA Sponsored ADR.................................  1,090,933   19,985,893       0.7%
    Other Securities......................................             113,098,162       3.9%
                                                                      ------------      ----
TOTAL BRAZIL..............................................             180,212,065       6.2%
                                                                      ------------      ----
CHILE -- (1.7%)
    Other Securities......................................              52,376,766       1.8%
                                                                      ------------      ----
CHINA -- (14.4%)
    Bank of China, Ltd. Series H.......................... 54,772,100   22,439,161       0.8%
    China Construction Bank Corp. Series H................ 50,081,590   37,608,762       1.3%
   #China Life Insurance Co., Ltd. ADR....................    323,770   14,304,159       0.5%
   #China Mobile, Ltd. Sponsored ADR......................    797,772   44,188,591       1.5%
    China Petroleum & Chemical Corp. ADR..................    106,449   11,199,499       0.4%
    China Shenhua Energy Co., Ltd. Series H...............  2,230,500    9,451,071       0.3%
   #CNOOC, Ltd. ADR.......................................    105,160   21,615,638       0.7%
    Industrial & Commercial Bank of China, Ltd. Series H.. 45,200,185   29,764,290       1.0%
    PetroChina Co., Ltd. ADR..............................    145,110   19,700,134       0.7%
   #Ping An Insurance Group Co. of China, Ltd. Series H...  1,230,500    9,683,465       0.3%
    Tencent Holdings, Ltd.................................    700,600   24,697,196       0.9%
    Other Securities......................................             197,502,523       6.8%
                                                                      ------------      ----
TOTAL CHINA...............................................             442,154,489      15.2%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
    Other Securities......................................              16,878,201       0.6%
                                                                      ------------      ----
CZECH REPUBLIC -- (0.5%)
    Other Securities......................................              14,157,172       0.5%
                                                                      ------------      ----
EGYPT -- (0.2%)
    Other Securities......................................               4,867,413       0.2%
                                                                      ------------      ----
HUNGARY -- (0.4%)
    Other Securities......................................              11,585,628       0.4%
                                                                      ------------      ----
INDIA -- (7.5%)
    HDFC Bank, Ltd........................................  1,422,205   16,628,866       0.6%
    ITC, Ltd..............................................  2,036,173   10,663,754       0.4%
    Reliance Industries, Ltd..............................  1,432,266   21,357,809       0.7%
    Tata Consultancy Services, Ltd........................    436,140   10,644,140       0.3%
    Other Securities......................................             171,927,254       5.9%
                                                                      ------------      ----
TOTAL INDIA...............................................             231,221,823       7.9%
                                                                      ------------      ----
INDONESIA -- (3.0%)
    PT Astra International Tbk............................ 18,834,110   15,721,127       0.5%
    Other Securities......................................              75,273,062       2.6%
                                                                      ------------      ----
TOTAL INDONESIA...........................................              90,994,189       3.1%
                                                                      ------------      ----
ISRAEL -- (0.0%)
    Other Securities......................................                      17       0.0%
                                                                      ------------      ----
MALAYSIA -- (3.9%)
    CIMB Group Holdings Berhad............................  3,992,654    9,978,299       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities............................            $109,647,195       3.8%
                                                           ------------      ----
TOTAL MALAYSIA.................................             119,625,494       4.1%
                                                           ------------      ----
MEXICO -- (5.7%)
   America Movil S.A.B. de C.V. Series L....... 33,690,314   42,736,835       1.5%
  *Cemex S.A.B. de C.V. Sponsored ADR..........  1,144,044   10,342,158       0.3%
   Fomento Economico Mexicano S.A.B. de C.V....  1,901,129   17,135,424       0.6%
   Grupo Mexico S.A.B. de C.V. Series B........  3,579,616   11,476,423       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V..  4,944,929   14,554,572       0.5%
   Other Securities............................              80,544,258       2.8%
                                                           ------------      ----
TOTAL MEXICO...................................             176,789,670       6.1%
                                                           ------------      ----
PERU -- (0.4%)
   Other Securities............................              13,254,591       0.5%
                                                           ------------      ----
PHILIPPINES -- (1.1%)
   Other Securities............................              34,867,739       1.2%
                                                           ------------      ----
POLAND -- (1.5%)
   Other Securities............................              45,242,356       1.6%
                                                           ------------      ----
RUSSIA -- (4.5%)
   Gazprom OAO Sponsored ADR...................  4,557,577   41,861,317       1.4%
   Lukoil OAO Sponsored ADR....................    376,321   22,838,291       0.8%
  *Sberbank of Russia Sponsored ADR............  1,585,492   18,749,162       0.6%
   Other Securities............................              54,443,702       1.9%
                                                           ------------      ----
TOTAL RUSSIA...................................             137,892,472       4.7%
                                                           ------------      ----
SOUTH AFRICA -- (7.4%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.......    331,815   11,275,074       0.4%
   MTN Group, Ltd..............................  1,575,988   28,452,821       1.0%
   Naspers, Ltd. Series N......................    307,957   19,991,188       0.7%
   Sasol, Ltd. Sponsored ADR...................    536,546   22,754,916       0.8%
   Standard Bank Group, Ltd....................  1,007,241   12,437,628       0.4%
   Other Securities............................             133,172,495       4.5%
                                                           ------------      ----
TOTAL SOUTH AFRICA.............................             228,084,122       7.8%
                                                           ------------      ----
SOUTH KOREA -- (14.3%)
   Hyundai Mobis...............................     55,218   14,033,384       0.5%
   Hyundai Motor Co., Ltd......................    130,240   26,766,758       0.9%
  #Kia Motors Corp.............................    224,568   12,449,986       0.4%
   LG Chemical, Ltd............................     37,273   10,455,811       0.4%
   POSCO.......................................     50,240   15,793,173       0.6%
   Samsung Electronics Co., Ltd................     71,022   85,229,070       2.9%
   Samsung Electronics Co., Ltd. GDR...........     49,372   29,919,407       1.0%
   Shinhan Financial Group Co., Ltd............    273,716    9,394,602       0.3%
   Other Securities............................             236,085,690       8.1%
                                                           ------------      ----
TOTAL SOUTH KOREA..............................             440,127,881      15.1%
                                                           ------------      ----
TAIWAN -- (10.6%)
   Formosa Plastics Corp.......................  3,709,648   10,098,181       0.3%
  #Hon Hai Precision Industry Co., Ltd.........  8,047,506   24,400,340       0.8%
   Taiwan Semiconductor Manufacturing Co., Ltd. 20,007,808   60,964,986       2.1%
   Other Securities............................             229,028,962       7.9%
                                                           ------------      ----
TOTAL TAIWAN...................................             324,492,469      11.1%
                                                           ------------
THAILAND -- (2.6%)
   Other Securities............................              78,635,189       2.7%
                                                           ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
TURKEY -- (1.8%)
   Other Securities.....................................................             $   56,233,417        1.9%
                                                                                     --------------      -----
TOTAL COMMON STOCKS.....................................................              2,699,693,163       92.7%
                                                                                     --------------      -----
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   Banco Bradesco SA....................................................   1,656,632     26,100,896        0.9%
   Cia de Bebidas das Americas SA ADR...................................     622,039     25,372,971        0.9%
   Itau Unibanco Holding SA.............................................   1,765,700     25,819,793        0.9%
   Petroleo Brasilerio SA ADR...........................................   1,711,000     35,126,830        1.2%
   Vale SA..............................................................   1,412,691     25,283,138        0.9%
   Other Securities.....................................................                 53,718,271        1.8%
                                                                                     --------------      -----
TOTAL BRAZIL............................................................                191,421,899        6.6%
                                                                                     --------------      -----
CHILE -- (0.2%)
   Other Securities.....................................................                  5,338,531        0.2%
                                                                                     --------------      -----
COLOMBIA -- (0.0%)
   Other Securities.....................................................                    350,944        0.0%
                                                                                     --------------      -----
TOTAL PREFERRED STOCKS                                                                  197,111,374        6.8%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)...............................................
SOUTH AFRICA -- (0.0%)
   Other Securities.....................................................                     13,007        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@DFA Short Term Investment Fund......................................  15,125,324    175,000,000        6.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $450,637) to be repurchased at $441,806...... $       442        441,801        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                175,441,801        6.0%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,006,449,577)................................................             $3,072,259,345      105.5%
                                                                                     ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $180,212,065             --   --    $  180,212,065
   Chile......................   52,376,766             --   --        52,376,766
   China......................  126,342,004 $  315,812,485   --       442,154,489
   Colombia...................   16,878,201             --   --        16,878,201
   Czech Republic.............           --     14,157,172   --        14,157,172
   Egypt......................           --      4,867,413   --         4,867,413
   Hungary....................           --     11,585,628   --        11,585,628
   India......................   18,446,964    212,774,859   --       231,221,823
   Indonesia..................       55,259     90,938,930   --        90,994,189
   Israel.....................           --             17   --                17
   Malaysia...................           --    119,625,494   --       119,625,494
   Mexico.....................  176,782,316          7,354   --       176,789,670
   Peru.......................   13,254,591             --   --        13,254,591
   Philippines................           --     34,867,739   --        34,867,739
   Poland.....................           --     45,242,356   --        45,242,356
   Russia.....................    5,524,026    132,368,446   --       137,892,472
   South Africa...............   44,801,267    183,282,855   --       228,084,122
   South Korea................   13,060,688    427,067,193   --       440,127,881
   Taiwan.....................    8,756,012    315,736,457   --       324,492,469
   Thailand...................   78,635,189             --   --        78,635,189
   Turkey.....................    1,121,599     55,111,818   --        56,233,417
Preferred Stocks
   Brazil.....................  191,421,899             --   --       191,421,899
   Chile......................    5,338,531             --   --         5,338,531
   Colombia...................      350,944             --   --           350,944
Rights/Warrants
   South Africa...............           --         13,007   --            13,007
Securities Lending Collateral.           --    175,441,801   --       175,441,801
                               ------------ --------------   --    --------------
TOTAL......................... $933,358,321 $2,138,901,024   --    $3,072,259,345
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                             Percentage
                                                    Shares      Value++    of Net Assets**
                                                  ----------- ------------ ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
   Other Securities..............................             $         --       0.0%
                                                              ------------      ----
BRAZIL -- (8.9%)
   All America Latina Logistica SA...............   1,296,400    5,897,805       0.2%
   Anhanguera Educacional Participacoes SA.......     613,145   10,747,132       0.4%
   Cia de Saneamento de Minas Gerais-Copasa SA...     298,421    7,043,796       0.2%
   Cia Hering SA.................................     340,090    7,813,003       0.3%
   Diagnosticos da America SA....................   1,189,841    7,908,645       0.3%
   Duratex SA....................................   1,087,562    7,566,161       0.3%
   Energias do Brazil SA.........................   1,190,706    7,445,393       0.2%
   Estacio Participacoes SA......................     396,371    7,552,526       0.3%
  *Kroton Educacional SA Unit Shares.............     367,679    7,349,778       0.2%
   Localiza Rent a Car SA........................     397,002    6,958,603       0.2%
   MRV Engenharia e Participacoes SA.............   1,595,833    8,092,898       0.3%
   OdontoPrev SA.................................   1,315,743    6,802,049       0.2%
   PDG Realty SA Empreendimentos e Participacoes.   4,452,753    7,497,804       0.3%
   Raia Drogasil SA..............................     652,675    7,182,140       0.2%
   Sul America SA................................     872,609    6,874,147       0.2%
   Totvs SA......................................     453,100    9,213,476       0.3%
   Other Securities..............................              165,898,127       5.6%
                                                              ------------      ----
TOTAL BRAZIL.....................................              287,843,483       9.7%
                                                              ------------      ----
CHILE -- (1.4%)
   Other Securities..............................               45,262,428       1.5%
                                                              ------------      ----
CHINA -- (14.1%)
  #Geely Automobile Holdings, Ltd................  17,610,000    7,552,943       0.3%
   Kingboard Chemical Holdings, Ltd..............   2,516,851    7,467,568       0.2%
  #Sino-Ocean Land Holdings, Ltd.................  12,181,591    7,613,061       0.3%
   Yuexiu Property Co., Ltd......................  21,435,432    5,860,904       0.2%
   Other Securities..............................              431,216,407      14.6%
                                                              ------------      ----
TOTAL CHINA......................................              459,710,883      15.6%
                                                              ------------      ----
COLOMBIA -- (0.0%)
   Other Securities..............................                  753,689       0.0%
                                                              ------------      ----
HONG KONG -- (0.0%)
   Other Securities..............................                   12,892       0.0%
                                                              ------------      ----
HUNGARY -- (0.1%)
   Other Securities..............................                2,091,125       0.1%
                                                              ------------      ----
INDIA -- (8.4%)
   Other Securities..............................              272,539,401       9.2%
                                                              ------------      ----
INDONESIA -- (4.3%)
   PT Bhakti Investama Tbk....................... 103,922,400    5,917,040       0.2%
   PT Lippo Karawaci Tbk.........................  78,560,312    7,581,188       0.3%
   PT Mayorah Indah Tbk..........................   2,535,500    6,225,811       0.2%
   Other Securities..............................              121,590,703       4.1%
                                                              ------------      ----
TOTAL INDONESIA..................................              141,314,742       4.8%
                                                              ------------      ----
ISRAEL -- (0.0%)
   Other Securities..............................                  294,542       0.0%
                                                              ------------      ----
MALAYSIA -- (5.0%)
   Other Securities..............................              162,803,488       5.5%
                                                              ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                      --------- -------------- ---------------
MEXICO -- (3.1%)
  #Arca Continental S.A.B. de C.V.................... 1,556,394 $   11,291,999       0.4%
 #*Genomma Lab Internacional S.A.B. de C.V. Series B. 4,371,954      8,714,526       0.3%
  *Industrias CH S.A.B. de C.V. Series B............. 1,217,718      7,066,931       0.2%
   Other Securities..................................               73,004,310       2.5%
                                                                --------------      ----
TOTAL MEXICO.........................................              100,077,766       3.4%
                                                                --------------      ----
PHILIPPINES -- (1.8%)
   Other Securities..................................               57,524,419       2.0%
                                                                --------------      ----
POLAND -- (1.5%)
   Other Securities..................................               48,812,366       1.7%
                                                                --------------      ----
SOUTH AFRICA -- (7.9%)
   Aveng, Ltd........................................ 2,057,732      7,365,511       0.3%
   AVI, Ltd.......................................... 1,505,301      9,947,350       0.3%
   Barloworld, Ltd...................................   854,276      6,922,746       0.2%
   Clicks Group, Ltd................................. 1,482,749     10,352,580       0.4%
   DataTec, Ltd......................................   975,763      6,065,177       0.2%
   Mr. Price Group, Ltd..............................   506,742      7,804,688       0.3%
  *Murray & Roberts Holdings, Ltd.................... 2,783,531      6,981,927       0.2%
   Nampak, Ltd....................................... 3,859,288     12,860,050       0.4%
   PPC, Ltd.......................................... 3,061,791     10,222,236       0.4%
   Reunert, Ltd......................................   945,660      8,334,441       0.3%
  *Sappi, Ltd........................................ 2,855,413      8,098,615       0.3%
   Spar Group, Ltd. (The)............................   622,477      8,691,302       0.3%
   Tongaat-Hulett, Ltd...............................   629,016      9,888,343       0.3%
   Other Securities..................................              142,665,475       4.8%
                                                                --------------      ----
TOTAL SOUTH AFRICA...................................              256,200,441       8.7%
                                                                --------------      ----
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc...........................   572,470      6,479,633       0.2%
 #*Cheil Worldwide, Inc..............................   380,705      7,332,746       0.3%
   CJ Corp...........................................    63,673      6,210,345       0.2%
   DGB Financial Group, Inc..........................   528,843      6,682,580       0.2%
   Hyosung Corp......................................   106,255      5,851,998       0.2%
   Hyundai Marine & Fire Insurance Co., Ltd..........   203,720      6,574,751       0.2%
   Korea Investment Holdings Co., Ltd................   175,310      5,992,811       0.2%
   Macquarie Korea Infrastructure Fund............... 1,309,661      8,046,199       0.3%
  #Woongjin Coway Co., Ltd...........................   187,030      6,814,273       0.2%
   Yuhan Corp........................................    34,258      5,913,574       0.2%
   Other Securities..................................              382,362,019      13.0%
                                                                --------------      ----
TOTAL SOUTH KOREA....................................              448,260,929      15.2%
                                                                --------------      ----
TAIWAN -- (12.5%)
   Other Securities..................................              406,004,257      13.7%
                                                                --------------      ----
THAILAND -- (3.5%)
   Other Securities..................................              112,281,873       3.8%
                                                                --------------      ----
TURKEY -- (2.8%)
   Other Securities..................................               92,008,419       3.1%
                                                                --------------      ----
TOTAL COMMON STOCKS..................................            2,893,797,143      98.0%
                                                                --------------      ----
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Marcopolo SA...................................... 1,047,700      6,143,673       0.2%
   Other Securities..................................               45,670,415       1.6%
                                                                --------------      ----
TOTAL BRAZIL.........................................               51,814,088       1.8%
                                                                --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                         ---------- -------------- ---------------
INDIA -- (0.0%)
   Other Securities.....................            $       15,097        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                    83,726        0.0%
                                                    --------------      -----
TOTAL PREFERRED STOCKS..................                51,912,911        1.8%
                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.....................                    11,762        0.0%
                                                    --------------      -----
INDONESIA -- (0.0%)
   Other Securities.....................                       540        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                     5,855        0.0%
                                                    --------------      -----
POLAND -- (0.0%)
   Other Securities.....................                    12,515        0.0%
                                                    --------------      -----
SOUTH AFRICA -- (0.0%)
   Other Securities.....................                    84,368        0.0%
                                                    --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities.....................                    21,309        0.0%
                                                    --------------      -----
TAIWAN -- (0.0%)
   Other Securities.....................                     1,792        0.0%
                                                    --------------      -----
THAILAND -- (0.0%)
   Other Securities.....................                        --        0.0%
                                                    --------------      -----
TOTAL RIGHTS/WARRANTS...................                   138,141        0.0%
                                                    --------------      -----

                                          Shares/
                                           Face
                                          Amount
                                           (000)       Value+
                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund...... 26,101,988    302,000,000       10.2%
                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,930,243,382)................            $3,247,848,195      110.0%
                                                    ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $287,843,483             --   --    $  287,843,483
   Chile......................   45,262,428             --   --        45,262,428
   China......................       39,450 $  459,671,433   --       459,710,883
   Colombia...................      753,689             --   --           753,689
   Hong Kong..................           --         12,892   --            12,892
   Hungary....................           --      2,091,125   --         2,091,125
   India......................      822,501    271,716,900   --       272,539,401
   Indonesia..................           --    141,314,742   --       141,314,742
   Israel.....................           --        294,542   --           294,542
   Malaysia...................           --    162,803,488   --       162,803,488
   Mexico.....................   99,784,365        293,401   --       100,077,766
   Philippines................           --     57,524,419   --        57,524,419
   Poland.....................           --     48,812,366   --        48,812,366
   South Africa...............           --    256,200,441   --       256,200,441
   South Korea................           --    448,260,929   --       448,260,929
   Taiwan.....................           --    406,004,257   --       406,004,257
   Thailand...................  112,183,894         97,979   --       112,281,873
   Turkey.....................           --     92,008,419   --        92,008,419
Preferred Stocks
   Brazil.....................   51,776,669         37,419   --        51,814,088
   India......................           --         15,097   --            15,097
   Malaysia...................           --         83,726   --            83,726
Rights/Warrants
   Brazil.....................           --         11,762   --            11,762
   Indonesia..................           --            540   --               540
   Malaysia...................           --          5,855   --             5,855
   Poland.....................           --         12,515   --            12,515
   South Africa...............           --         84,368   --            84,368
   South Korea................           --         21,309   --            21,309
   Taiwan.....................           --          1,792   --             1,792
   Thailand...................           --             --   --                --
Securities Lending Collateral.           --    302,000,000   --       302,000,000
                               ------------ --------------   --    --------------
TOTAL......................... $598,466,479 $2,649,381,716   --    $3,247,848,195
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                    The Japanese   The Asia
                                                                           The U.S.      The DFA       Small     Pacific Small
                                                                          Large Cap   International   Company       Company
                                                                         Value Series Value Series     Series       Series
                                                                         ------------ ------------- ------------ -------------
ASSETS:
Investments at Value (including $581,088,
   $580,675, $211,713 and $179,249 of securities on loan, respectively). $10,580,291   $7,190,531    $1,671,206   $  993,970
Temporary Cash Investments at Value & Cost..............................       8,414           --            --           --
Collateral Received from Securities on Loan at
   Value & Cost.........................................................       1,574        1,682         3,965        1,641
Affiliated Collateral Received from Securities on
   Loan at Value & Cost.................................................     596,183      610,000       225,000      200,000
Foreign Currencies at Value.............................................          --       11,804         1,629        7,889
Cash....................................................................          --       10,538           987          421
Receivables:
   Investment Securities Sold...........................................         154           39         4,651        2,087
   Dividends, Interest and Tax Reclaims.................................      13,428       25,600        12,702        2,144
   Securities Lending Income............................................         179          608           263          339
   Fund Shares Sold.....................................................         202        5,782            --          500
Prepaid Expenses and Other Assets.......................................          --          177            --           --
                                                                         -----------   ----------    ----------   ----------
       Total Assets.....................................................  11,200,425    7,856,761     1,920,403    1,208,991
                                                                         ===========   ==========    ==========   ==========
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     597,757      611,682       228,965      201,641
   Investment Securities Purchased......................................       4,455        2,826         4,385        2,837
   Fund Shares Redeemed.................................................       7,689        2,358            62           90
   Due to Advisor.......................................................         890        1,209           141           83
   Loan Payable.........................................................          --           --            --          401
Unrealized Loss on Foreign Currency Contracts...........................          --           --            --            1
Accrued Expenses and Other Liabilities..................................         482          437           119           78
                                                                         -----------   ----------    ----------   ----------
       Total Liabilities................................................     611,273      618,512       233,672      205,131
                                                                         -----------   ----------    ----------   ----------
NET ASSETS.............................................................. $10,589,152   $7,238,249    $1,686,731   $1,003,860
                                                                         ===========   ==========    ==========   ==========
Investments at Cost..................................................... $ 7,765,593   $6,790,794    $1,867,719   $  951,649
                                                                         ===========   ==========    ==========   ==========
Foreign Currencies at Cost.............................................. $        --   $   11,815    $    1,628   $    7,863
                                                                         ===========   ==========    ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                   The United     The       The
                                                                    Kingdom   Continental Canadian    The     The Emerging
                                                                     Small       Small     Small    Emerging    Markets
                                                                    Company     Company   Company   Markets    Small Cap
                                                                     Series     Series     Series   Series*     Series*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $26,517, $274,460, $209,339,
  $211,020 and $330,402 of securities on loan,respectively)....... $1,457,734 $2,237,485  $686,367 $2,896,818  $2,945,848
Collateral Received from Securities on Loan at Value & Cost.......         --        991       440        442          --
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................     28,000    293,000   221,000    175,000     302,000
Foreign Currencies at Value.......................................      2,526      2,359     1,190      9,517       2,718
Cash..............................................................        187        335       466      3,867       7,127
Receivables:
   Investment Securities Sold.....................................        310      1,981       772        175         138
   Dividends and Tax Reclaims.....................................      4,225      2,774       421      3,133       1,986
   Securities Lending Income......................................         43        586       284        395       1,222
   Fund Shares Sold...............................................         --         20        --      4,566         115
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,493,025  2,539,531   910,940  3,093,913   3,261,154
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................     28,000    293,991   221,440    175,442     302,000
   Investment Securities Purchased................................         --         10       296      4,269       4,777
   Fund Shares Redeemed...........................................          3         --        --        228          --
   Due to Advisor.................................................        121        188        58        242         491
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         63        163        60        425         535
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................     28,187    294,352   221,854    180,606     307,804
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,464,838 $2,245,179  $689,086 $2,913,307  $2,953,350
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,182,154 $2,289,430  $775,420 $1,831,008  $2,628,243
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,508 $    2,355  $  1,192 $    9,562  $    2,699
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                                     The Asia
                                                                               The U.S.      The DFA    The Japanese Pacific
                                                                                 Large    International    Small      Small
                                                                               Cap Value      Value       Company    Company
                                                                                Series       Series        Series     Series
                                                                               ---------- ------------- ------------ --------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $0, $20,887, $2,646 and $869,
     respectively)............................................................ $  216,492   $ 263,184     $ 35,255   $37,078
   Interest...................................................................         21           2           --        --
   Income from Securities Lending.............................................      7,882      13,556        2,692     3,507
                                                                               ----------   ---------     --------   -------
          Total Investment Income.............................................    224,395     276,742       37,947    40,585
                                                                               ----------   ---------     --------   -------
Expenses
   Investment Advisory Services Fees..........................................      9,897      13,887        1,638       918
   Accounting & Transfer Agent Fees...........................................        932         666          176       110
   Custodian Fees.............................................................        107       1,453          481       424
   Shareholders' Reports......................................................         52          37            9         5
   Directors'/Trustees' Fees & Expenses.......................................         84          59           14         8
   Professional Fees..........................................................        362         237           45        26
   Other......................................................................        114         100           24        15
                                                                               ----------   ---------     --------   -------
          Total Expenses......................................................     11,548      16,439        2,387     1,506
                                                                               ----------   ---------     --------   -------
   Fees Paid Indirectly.......................................................         --         (18)          (7)       (3)
                                                                               ----------   ---------     --------   -------
   Net Expenses...............................................................     11,548      16,421        2,380     1,503
                                                                               ----------   ---------     --------   -------
   Net Investment Income (Loss)...............................................    212,847     260,321       35,567    39,082
                                                                               ----------   ---------     --------   -------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................................    408,690     133,256       15,297    27,956
       Futures................................................................         --          --         (283)     (140)
       Foreign Currency Transactions..........................................         --      (1,249)         593      (236)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............................  1,049,282    (157,327)     (47,991)    3,183
       Translation of Foreign Currency Denominated Amounts....................         --        (266)         (76)      (94)
                                                                               ----------   ---------     --------   -------
   Net Realized and Unrealized Gain (Loss)....................................  1,457,972     (25,586)     (32,460)   30,669
                                                                               ----------   ---------     --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations............... $1,670,819   $ 234,735     $  3,107   $69,751
                                                                               ==========   =========     ========   =======

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                              The United     The
                                                               Kingdom   Continental The Canadian    The      The Emerging
                                                                Small       Small       Small      Emerging     Markets
                                                               Company     Company     Company     Markets     Small Cap
                                                                Series     Series       Series      Series       Series
                                                              ---------- ----------- ------------ --------    ------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $23, $8,095,
     $2,668, $8,881 and $7,052, respectively)................  $ 43,186    $56,091     $ 14,549   $ 68,066      $ 58,851
   Interest..................................................        --         20           --         --            --
   Income from Securities Lending............................       337      9,906        2,591      5,012         8,179
                                                               --------    -------     --------   --------      --------
          Total Investment Income............................    43,523     66,017       17,140     73,078        67,030
                                                               --------    -------     --------   --------      --------
Expenses
   Investment Advisory Services Fees.........................     1,246      1,999          705      2,666         4,726
   Accounting & Transfer Agent Fees..........................       140        209           90        270           242
   Custodian Fees............................................       115        818          197      2,092         3,244
   Shareholders' Reports.....................................         6         11            4         14            12
   Directors'/Trustees' Fees & Expenses......................        10         17            6         22            18
   Professional Fees.........................................        33         77           20        111           261
   Other.....................................................        18         31            8         43            36
                                                               --------    -------     --------   --------      --------
          Total Expenses.....................................     1,568      3,162        1,030      5,218         8,539
                                                               --------    -------     --------   --------      --------
   Fees Paid Indirectly......................................        (3)        (8)          (1)       (19)          (21)
                                                               --------    -------     --------   --------      --------
   Net Expenses..............................................     1,565      3,154        1,029      5,199         8,518
                                                               --------    -------     --------   --------      --------
   Net Investment Income (Loss)..............................    41,958     62,863       16,111     67,879        58,512
                                                               --------    -------     --------   --------      --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................   (16,423)    (4,064)      26,982     34,169       106,663
       Futures...............................................       236         69           --         --          (389)
       Foreign Currency Transactions.........................       339       (359)         111       (571)**     (1,553)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............   247,250        694      (63,323)    24,259         6,038
       Translation of Foreign Currency Denominated
         Amounts.............................................       (35)      (285)          (7)        20           (15)
                                                               --------    -------     --------   --------      --------
   Net Realized and Unrealized Gain (Loss)...................   231,367     (3,945)     (36,237)    57,877       110,744
                                                               --------    -------     --------   --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................  $273,325    $58,918     $(20,126)  $125,756      $169,256
                                                               ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                            The U.S.                  The DFA               The Japanese
                                                         Large Cap Value        International Value         Small Company
                                                             Series                    Series                  Series
                                                    ------------------------  -----------------------  ----------------------
                                                        Year         Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012         2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   212,847  $   168,852  $  260,321  $   254,173  $   35,567  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     408,690      387,017     133,256      161,341      15,297      17,637
       Futures.....................................          --      (12,646)         --           --        (283)         --
       Foreign Currency Transactions...............          --           --      (1,249)         506         593          93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................   1,049,282      (74,679)   (157,327)  (1,021,735)    (47,991)     66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --        (266)        (517)        (76)       (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,670,819      468,544     234,735     (606,232)      3,107     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     505,769    1,230,772     699,069      900,473     385,924     212,545
   Withdrawals.....................................    (922,543)  (1,180,609)   (651,462)    (257,967)   (205,115)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (416,774)      50,163      47,607      642,506     180,809     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................   1,254,045      518,707     282,342       36,274     183,916     291,215
Net Assets
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,589,152  $ 9,335,107  $7,238,249  $ 6,955,907  $1,686,731  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          The Asia Pacific      The United Kingdom        The Continental
                                                           Small Company           Small Company           Small Company
                                                               Series                 Series                  Series
                                                       ---------------------  ----------------------  ----------------------
                                                          Year        Year       Year        Year        Year        Year
                                                         Ended       Ended      Ended       Ended       Ended       Ended
                                                        Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2012        2011       2012        2011        2012        2011
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)....................... $   39,082  $  36,987  $   41,958  $   42,984  $   62,863  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................     27,956     71,818     (16,423)     18,980      (4,064)     66,872
       Futures........................................       (140)        --         236          --          69        (287)
       Foreign Currency Transactions..................       (236)       521         339          33        (359)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................      3,183   (158,023)    247,250     (66,130)        694    (377,057)
       Translation of Foreign Currency
         Denominated Amounts..........................        (94)       109         (35)         53        (285)         52
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations..........     69,751    (48,588)    273,325      (4,080)     58,918    (249,164)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions......................................    161,440     80,765      92,609     125,970     260,944     225,654
   Withdrawals........................................   (134,065)   (60,581)    (34,941)    (24,739)    (76,446)    (47,211)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest..................     27,375     20,184      57,668     101,231     184,498     178,443
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets....................................     97,126    (28,404)    330,993      97,151     243,416     (70,721)
Net Assets
   Beginning of Period................................    906,734    935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                       ----------  ---------  ----------  ----------  ----------  ----------
   End of Period...................................... $1,003,860  $ 906,734  $1,464,838  $1,133,845  $2,245,179  $2,001,763
                                                       ==========  =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                      The Canadian                                        The Emerging
                                      Small Company           The Emerging              Markets Small Cap
                                         Series              Markets Series                  Series
                                   ------------------  ------------------------    ------------------------
                                     Year      Year        Year          Year          Year          Year
                                    Ended     Ended       Ended         Ended         Ended         Ended
                                   Oct. 31,  Oct. 31,    Oct. 31,      Oct. 31,      Oct. 31,      Oct. 31,
                                     2012      2011        2012          2011          2012          2011
                                   --------  --------  ----------    ----------    ----------    ----------
Increase (Decrease) in Net
  Assets
Operations:
   Net Investment Income
     (Loss)....................... $ 16,111  $ 13,890  $   67,879    $   62,989    $   58,512    $   46,175
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold.....................   26,982    38,405      34,169       103,456       106,663        29,751
       Futures....................       --        --          --            --          (389)           --
       Foreign Currency
         Transactions.............      111      (110)       (571)**     (1,120)**     (1,553)**     (1,286)**
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency.....  (63,323)  (68,747)     24,259      (330,512)        6,038      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..................       (7)        4          20          (115)          (15)          (32)
   Change in Deferred
     Thailand Capital Gains
     Tax..........................       --        --          --         4,428            --         3,997
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) in Net
         Assets Resulting
         from Operations..........  (20,126)  (16,558)    125,756      (160,874)      169,256      (285,936)
                                   --------  --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..................   11,500   130,949     523,537       341,207     1,002,685       472,662
   Withdrawals....................  (38,550)  (41,851)   (175,967)     (269,845)      (93,517)     (193,156)
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) from
         Transactions in
         Interest.................  (27,050)   89,098     347,570        71,362       909,168       279,506
                                   --------  --------  ----------    ----------    ----------    ----------
       Total Increase
         (Decrease) in Net
         Assets...................  (47,176)   72,540     473,326       (89,512)    1,078,424        (6,430)
Net Assets
   Beginning of Period............  736,262   663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                   --------  --------  ----------    ----------    ----------    ----------
   End of Period.................. $689,086  $736,262  $2,913,307    $2,439,981    $2,953,350    $1,874,926
                                   ========  ========  ==========    ==========    ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $13, $903, $ 87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS

                                                                      The U.S. Large Cap Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................       18.31%       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $10,589,152  $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.......        0.12%       0.12%        0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.15%       1.79%        2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......................          10%         14%          28%         29%         19%(C)            9%
                                               -----------  ----------   ----------  ----------  ----------      -----------

                                                                     The DFA International Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................        3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $ 7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721
Ratio of Expenses to Average Net Assets.......        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Net Investment Income to Average Net
  Assets......................................        3.75%       3.47%        2.55%       3.22%       4.15%(B)         3.04%
Portfolio Turnover Rate.......................          14%          9%          20%         18%         16%(C)           16%
                                               -----------  ----------   ----------  ----------  ----------      -----------

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     The Japanese Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct 31,     Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       0.54%      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,686,731  $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average Net Assets.......       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.17%       2.07%        1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......................          7%          5%          10%          7%         10%(C)           9%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Asia Pacific Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       7.48%      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,003,860  $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154
Ratio of Expenses to Average Net Assets.......       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Net Investment Income to Average Net
  Assets......................................       4.26%       3.78%        3.64%       4.00%       4.33%(B)        3.58%
Portfolio Turnover Rate.......................         18%         17%          18%         23%         20%(C)          25%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 The United Kingdom Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................      23.41%       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,464,838  $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580
Ratio of Expenses to Average Net Assets.......       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.37%       3.76%        2.86%       4.02%       3.79%(B)        2.72%
Portfolio Turnover Rate.......................          6%          7%          15%         10%         25%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Continental Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average Net Assets.......       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......................          9%         10%          12%          7%         18%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                           The Canadian Small Company Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                     Year         Year        Year        Year        Dec. 1,           Period
                                    Ended        Ended       Ended       Ended        2007 to      April 2, 2007(a)
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,            to
                                     2012         2011        2010        2009          2008        Nov. 30, 2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................      (2.51)%       0.27%       43.17%      61.67%     (56.44)%(C)         10.20%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $  689,086   $  736,262   $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to Average
  Net Assets....................       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment Income
  to Average Net Assets.........       2.29%        1.72%        1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate.........         22%          24%          10%         23%         21%(C)              6%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------

                                                              The Emerging Markets Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                                  Year        Year        Year        Dec. 1,            Year
                                  Year Ended     Ended       Ended       Ended        2007 to           Ended
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,
                                     2012         2011        2010        2009          2008             2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................       4.55%       (6.44)%      27.04%      53.99%     (48.15)%(C)         42.62%
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $2,913,307   $2,439,981   $2,529,493  $2,109,316  $1,624,524         $3,707,790
Ratio of Expenses to Average
  Net Assets....................       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Net Investment Income
  to Average Net Assets.........       2.55%        2.48%        2.18%       2.57%       3.00%(B)           2.52%
Portfolio Turnover Rate.........          5%          16%          12%         14%         19%(C)              7%
                                 ----------   ----------   ----------  ----------  ----------         ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      The Emerging Markets Small Cap Series
                                                    -------------------------------------------------------------------------
                                                                                                        Period
                                                       Year         Year        Year        Year       Dec. 1,        Year
                                                      Ended        Ended       Ended       Ended       2007 to       Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                       2012         2011        2010        2009         2008         2007
                                                    ----------  ----------   ----------  ----------  --------      ----------
Total Return.......................................       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
                                                    ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands).............. $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average Net Assets............       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate............................         13%         18%          15%         13%       19%(C)          16%
                                                    ----------  ----------   ----------  ----------  --------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

Domestic Equity Portfolio                     International Equity Portfolios
-------------------------                -----------------------------------------

The U.S. Large Cap Value Series          The DFA International Value Series

                                         The Japanese Small Company Series

                                         The Asia Pacific Small Company Series

                                         The United Kingdom Small Company Series

                                         The Continental Small Company Series

                                         The Canadian Small Company Series

                                         The Emerging Markets Series

                                         The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10% The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $18
              The Japanese Small Company Series.......      7
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.      3
              The Continental Small Company Series....      8
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     19
              The Emerging Markets Small Cap Series...     21

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

                  The Japanese Small Company Series....... $43
                  The Asia Pacific Small Company Series...  21
                  The United Kingdom Small Company Series.  25
                  The Continental Small Company Series....  51
                  The Canadian Small Company Series.......  12
                  The Emerging Markets Series.............  70
                  The Emerging Markets Small Cap Series...  38

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,030,715 $1,245,566
         The DFA International Value Series......  1,297,711    982,391
         The Japanese Small Company Series.......    326,323    108,934
         The Asia Pacific Small Company Series...    226,329    161,647
         The United Kingdom Small Company Series.    174,201     73,000
         The Continental Small Company Series....    454,150    189,112
         The Canadian Small Company Series.......    152,466    175,235
         The Emerging Markets Series.............    535,514    128,836
         The Emerging Markets Small Cap Series...  1,275,998    309,522

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,371,961   $3,160,109    $(345,608)     $2,814,501
The DFA International Value Series......  7,407,330    1,170,704     (775,821)        394,883
The Japanese Small Company Series.......  2,103,510      190,394     (393,733)       (203,339)
The Asia Pacific Small Company Series...  1,180,363      242,749     (227,501)         15,248
The United Kingdom Small Company Series.  1,220,692      426,464     (161,422)        265,042
The Continental Small Company Series....  2,588,006      453,225     (509,755)        (56,530)
The Canadian Small Company Series.......  1,004,183      105,385     (201,761)        (96,376)
The Emerging Markets Series.............  2,009,168    1,170,608     (107,516)      1,063,092
The Emerging Markets Small Cap Series...  2,953,965      649,864     (355,981)        293,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets.

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                      Recognized in
                                                          Income
                                                   --------------------
                                                          Equity
                                                        Contracts
                                                   --------------------
         The Japanese Small Company Series*.......        $(283)
         The Asia Pacific Small Company Series*...         (140)
         The United Kingdom Small Company Series*.          236
         The Continental Small Company Series*....           69
         The Emerging Markets Small Cap Series*...         (389)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.89%       $18,911         99        $46        $58,537
The DFA International Value Series......     0.87%        10,399         20          5         53,091
The Japanese Small Company Series.......     0.87%           483          9         --          1,800
The Asia Pacific Small Company Series...     0.86%           508         32         --          2,385
The United Kingdom Small Company Series.     0.86%           304         10         --          2,542
The Continental Small Company Series....     0.91%         1,700         10         --          3,042
The Canadian Small Company Series.......     0.79%            24          5         --            121
The Emerging Markets Series.............     0.88%         4,459         28          3         10,372
The Emerging Markets Small Cap Series...     0.87%         2,241         35          2          9,738

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   At October 31, 2012, only The Asia Pacific Small Company Series had a loan outstanding in the amount of $401 (in thousands).

I. Securities Lending:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $47,301 and $61,083, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large

Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                               PERFORMANCE CHART

Dimensional Emerging Markets Value Fund vs. MSCI Emerging Markets Index (net div.)
October 31, 2002-October 31, 2012

                                                                Dimensional Emerging      MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Markets Value Fund  Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ------------------------
2002-10-31  2002-11-30     7.90%          6.88%         10/2002           10000                  10000
2002-11-30  2002-12-31    -2.96%         -3.33%         11/2002     10790.45027            10688.20463
2002-12-31  2003-01-31     1.54%         -0.44%         12/2002     10471.01268            10332.68124
2003-01-31  2003-02-28    -0.88%         -2.81%         01/2003     10632.10519            10287.11002
2003-02-28  2003-03-31    -2.17%         -2.86%         02/2003     10538.84111            9998.077641
2003-03-31  2003-04-30    13.16%          8.89%         03/2003     10309.92018            9712.550745
2003-04-30  2003-05-31     7.56%          7.15%         04/2003     11666.48863            10576.25547
2003-05-31  2003-06-30     4.46%          5.67%         05/2003     12548.25812            11332.42116
2003-06-30  2003-07-31     2.26%          6.22%         06/2003     13107.84261             11974.8284
2003-07-31  2003-08-31     6.64%          6.69%         07/2003     13404.59196            12719.45993
2003-08-31  2003-09-30     4.92%          0.73%         08/2003        14294.84            13570.61278
2003-09-30  2003-10-31     8.99%          8.51%         09/2003     14998.55988            13669.44466
2003-10-31  2003-11-30     1.14%          1.22%         10/2003     16346.64978            14832.47204
2003-11-30  2003-12-31    12.10%          7.24%         11/2003     16532.94454            15012.94766
2003-12-31  2004-01-31     2.73%          3.49%         12/2003     18533.72377             16099.9853
2004-01-31  2004-02-29     6.54%          4.59%         01/2004     19039.10975            16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20285.14759            17426.29823
2004-03-31  2004-04-30    -6.96%         -8.19%         03/2004     20537.84059             17644.0921
2004-04-30  2004-05-31    -2.96%         -2.00%         04/2004     19108.81816            16199.38255
2004-05-31  2004-06-30     1.91%          0.43%         05/2004     18542.43732            15876.20003
2004-06-30  2004-07-31     1.25%         -1.83%         06/2004     18896.34863            15943.82184
2004-07-31  2004-08-31     4.54%          4.15%         07/2004     19133.43107            15651.96247
2004-08-31  2004-09-30     6.58%          5.77%         08/2004     20002.73335            16301.04143
2004-09-30  2004-10-31     3.19%          2.39%         09/2004      21319.3255            17241.52745
2004-10-31  2004-11-30    10.81%          9.26%         10/2004     22000.19985            17653.47774
2004-11-30  2004-12-31     6.49%          4.80%         11/2004     24378.83883             19287.7093
2004-12-31  2005-01-31     1.68%          0.25%         12/2004     25959.97635            20214.06032
2005-01-31  2005-02-28     9.13%          8.72%         01/2005     26396.27847            20265.39862
2005-02-28  2005-03-31    -7.27%         -6.61%         02/2005     28805.02978            22033.51685
2005-03-31  2005-04-30    -3.54%         -2.68%         03/2005     26711.67114            20577.38623
2005-04-30  2005-05-31     1.52%          3.48%         04/2005     25764.83617            20024.99063
2005-05-31  2005-06-30     3.33%          3.40%         05/2005     26156.31601            20722.01549
2005-06-30  2005-07-31     7.26%          6.99%         06/2005     27026.40266            21426.05132
2005-07-31  2005-08-31     1.65%          0.86%         07/2005     28989.11107            22923.68229
2005-08-31  2005-09-30     8.05%          9.31%         08/2005     29468.26993             23119.9891
2005-09-30  2005-10-31    -6.23%         -6.54%         09/2005     31839.84165            25272.80535
2005-10-31  2005-11-30     7.42%          8.27%         10/2005     29855.64651            23620.93331
2005-11-30  2005-12-31     6.31%          5.91%         11/2005     32071.93681              25574.955
2005-12-31  2006-01-31     9.60%         11.17%         12/2005     34096.21693            27086.60788
2006-01-31  2006-02-28     0.41%         -0.12%         01/2006     37368.99442             30111.9491
2006-02-28  2006-03-31     3.42%          0.88%         02/2006     37522.10682            30076.21583
2006-03-31  2006-04-30     8.73%          7.12%         03/2006     38806.22665            30341.27525
2006-04-30  2006-05-31   -10.78%        -10.48%         04/2006     42195.29097            32501.78094
2006-05-31  2006-06-30    -0.89%         -0.24%         05/2006     37644.53605            29096.49107
2006-06-30  2006-07-31     2.41%          1.43%         06/2006     37309.19804            29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     38209.03088            29440.93262
2006-08-31  2006-09-30     2.07%          0.83%         08/2006     38905.67565            30191.10507
2006-09-30  2006-10-31     6.98%          4.75%         09/2006     39710.00953            30442.48182
2006-10-31  2006-11-30     7.34%          7.43%         10/2006     42482.97306            31887.98293
2006-11-30  2006-12-31     3.54%          4.50%         11/2006     45599.59794            34258.36502
2006-12-31  2007-01-31     1.58%         -1.08%         12/2006     47213.71624            35800.88873
2007-01-31  2007-02-28     0.60%         -0.59%         01/2007     47958.60523            35415.39915
2007-02-28  2007-03-31     5.24%          3.98%         02/2007     48244.31606            35205.20002
2007-03-31  2007-04-30     8.00%          4.63%         03/2007     50771.34708            36607.13479
2007-04-30  2007-05-31     7.63%          4.95%         04/2007     54835.10208            38301.93602
2007-05-31  2007-06-30     2.87%          4.69%         05/2007     59021.69097            40199.01976
2007-06-30  2007-07-31     4.77%          5.28%         06/2007     60716.24691            42083.39264
2007-07-31  2007-08-31    -3.19%         -2.13%         07/2007     63613.38825            44303.84785
2007-08-31  2007-09-30     9.03%         11.04%         08/2007     61582.29628             43362.3024
2007-09-30  2007-10-31    11.01%         11.15%         09/2007     67142.01867            48150.94986
2007-10-31  2007-11-30    -7.26%         -7.09%         10/2007     74535.41778            53520.78318
2007-11-30  2007-12-31    -0.13%          0.35%         11/2007       69125.935            49726.86787
2007-12-31  2008-01-31    -9.91%        -12.48%         12/2007     69038.26331            49901.25085
2008-01-31  2008-02-29     4.02%          7.38%         01/2008     62193.56065             43673.8733
2008-02-29  2008-03-31    -3.34%         -5.29%         02/2008     64694.94701            46897.54641
2008-03-31  2008-04-30     7.74%          8.12%         03/2008     62533.94378            44415.76252
2008-04-30  2008-05-31     0.90%          1.86%         04/2008     67375.79586            48020.26653
2008-05-31  2008-06-30   -11.60%         -9.97%         05/2008     67979.60329            48911.10737
2008-06-30  2008-07-31    -1.94%         -3.77%         06/2008     60093.69775            44032.83828
2008-07-31  2008-08-31    -8.52%         -7.99%         07/2008     58930.74248            42371.91524
2008-08-31  2008-09-30   -17.24%        -17.50%         08/2008     53910.46039            38987.53211
2008-09-30  2008-10-31   -31.02%        -27.37%         09/2008      44615.6425            32164.58346
2008-10-31  2008-11-30    -7.55%         -7.53%         10/2008     30773.70777            23361.83389
2008-11-30  2008-12-31    12.34%          7.80%         11/2008     28451.60634            21603.22571
2008-12-31  2009-01-31    -8.99%         -6.46%         12/2008     31962.56422            23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009     29090.05385            21784.22273
2009-02-28  2009-03-31    17.36%         14.37%         02/2009     26617.81131            20555.33038
2009-03-31  2009-04-30    19.68%         16.64%         03/2009     31239.11507            23509.27602
2009-04-30  2009-05-31    22.56%         17.09%         04/2009     37385.48175            27421.45939
2009-05-31  2009-06-30    -1.22%         -1.35%         05/2009     45820.51471            32106.85072
2009-06-30  2009-07-31    13.46%         11.24%         06/2009     45263.06338            31674.35664
2009-07-31  2009-08-31     0.79%         -0.36%         07/2009     51355.93966            35236.07119
2009-08-31  2009-09-30     9.26%          9.08%         08/2009     51759.75602            35109.92688
2009-09-30  2009-10-31    -2.35%          0.12%         09/2009     56553.09626             38296.8602
2009-10-31  2009-11-30     6.41%          4.30%         10/2009     55225.17228            38344.23233
2009-11-30  2009-12-31     5.00%          3.95%         11/2009     58766.64207            39991.33055
2009-12-31  2010-01-31    -5.66%         -5.58%         12/2009     61703.76548            41570.63621
2010-01-31  2010-02-28     0.81%          0.35%         01/2010     58210.64339            39252.15628
2010-02-28  2010-03-31     8.82%          8.07%         02/2010     58682.03356             39390.3133
2010-03-31  2010-04-30     0.68%          1.21%         03/2010     63855.23859             42570.3986
2010-04-30  2010-05-31   -10.43%         -8.80%         04/2010     64290.36798            43086.13887
2010-05-31  2010-06-30     0.63%         -0.74%         05/2010     57582.12315             39296.4307
2010-06-30  2010-07-31     9.30%          8.33%         06/2010     57944.73098            39007.56331
2010-07-31  2010-08-31    -1.79%         -1.94%         07/2010      63335.5007            42255.92483
2010-08-31  2010-09-30    12.05%         11.11%         08/2010     62199.32951            41435.27509
2010-09-30  2010-10-31     3.45%          2.90%         09/2010     69693.22463            46039.95583
2010-10-31  2010-11-30    -3.20%         -2.64%         10/2010     72098.52321            47376.79589
2010-11-30  2010-12-31     8.35%          7.14%         11/2010     69789.92004            46126.15023
2010-12-31  2011-01-31    -3.12%         -2.71%         12/2010     75615.81914            49417.68963
2011-01-31  2011-02-28    -1.62%         -0.93%         01/2011     73258.86826            48076.93112
2011-02-28  2011-03-31     5.77%          5.88%         02/2011     72074.34936            47628.60177
2011-03-31  2011-04-30     3.60%          3.10%         03/2011     76232.25243            50428.86654
2011-04-30  2011-05-31    -3.78%         -2.62%         04/2011     78975.98501            51993.18073
2011-05-31  2011-06-30    -2.04%         -1.54%         05/2011     75990.51389            50629.43612
2011-06-30  2011-07-31    -0.80%         -0.44%         06/2011     74443.38715            49850.56795
2011-07-31  2011-08-31   -10.11%         -8.94%         07/2011     73851.12768            49629.16113
2011-08-31  2011-09-30   -17.92%        -14.58%         08/2011     66381.40643            45194.09196
2011-09-30  2011-10-31    13.18%         13.25%         09/2011     54487.86967            38605.04085
2011-10-31  2011-11-30    -5.04%         -6.66%         10/2011     61667.50467            43718.55662
2011-11-30  2011-12-31    -3.55%         -1.21%         11/2011     58561.16426            40804.88147
2011-12-31  2012-01-31    13.91%         11.34%         12/2011     56482.21271            40313.07288
2012-01-31  2012-02-29     6.11%          5.99%         01/2012     64338.71567            44885.64739
2012-02-29  2012-03-31    -4.27%         -3.34%         02/2012     68266.96715            47574.28607
2012-03-31  2012-04-30    -3.22%         -1.20%         03/2012      65354.0176            45986.28864
2012-04-30  2012-05-31   -11.05%        -11.21%         04/2012     63250.89219            45436.70648
2012-05-31  2012-06-30     4.55%          3.86%         05/2012     56264.64802            40341.21113
2012-06-30  2012-07-31    -0.60%          1.95%         06/2012     58827.07669            41898.19616
2012-07-31  2012-08-31     1.43%         -0.33%         07/2012     58476.55579            42715.46911
2012-08-31  2012-09-30     6.46%          6.03%         08/2012     59310.55379            42573.22844
2012-09-30  2012-10-31    -1.26%         -0.61%         09/2012     63142.10985            45142.17877
                                                     10/31/2012     62344.37264             44868.1269

                         One Year Five Years  Ten Years
                         -------- ----------  ---------
                            1.10%      -3.51%   20.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review             12 Months Ended October 31, 2012

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.


                 12 Months Ended October 31, 2012
                 --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

            12 Months Ended October 31, 2012
            --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
            China..................................   7.71%      7.92%
            South Korea............................   1.71%      3.35%
            Brazil.................................   4.65%    -12.68%
            Taiwan.................................  -1.78%      0.59%
            South Africa...........................  17.70%      6.84%
            India..................................   5.24%     -4.73%
            Russia.................................  -1.42%     -4.50%
            Mexico.................................  16.32%     17.03%
            Malaysia...............................  11.39%     12.19%
            Indonesia..............................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Fund Performance Overview

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Fund held approximately 2,200 securities across 18 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"), to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 1.10% for the Fund and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Fund's relative performance. Differences in the valuation timing and methodology between the Fund and the Index contributed positively to performance of the Fund. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLE

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  985.64    0.21%    $1.05
     Hypothetical 5% Annual Return. $1,000.00 $1,024.08    0.21%    $1.07

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund

                     Consumer Discretionary........   6.4%
                     Consumer Staples..............   6.1%
                     Energy........................  16.5%
                     Financials....................  33.7%
                     Health Care...................   0.7%
                     Industrials...................  11.1%
                     Information Technology........   6.4%
                     Materials.....................  15.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   1.6%
                                                    -----
                                                    100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                   Percentage
                                        Shares       Value++     of Net Assets**
                                      ----------- -------------- ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (6.4%)
   Banco Santander Brasil SA ADR.....  18,012,780 $  122,486,904       0.7%
   BM&F Bovespa SA...................  28,221,345    180,634,394       1.1%
   Petroleo Brasileiro SA ADR........  15,613,857    331,169,907       1.9%
   Other Securities..................                518,166,763       3.1%
                                                  --------------      ----
TOTAL BRAZIL.........................              1,152,457,968       6.8%
                                                  --------------      ----
CHILE -- (1.4%)
   Empresas CMPC SA..................  17,517,205     66,712,099       0.4%
   Other Securities..................                188,039,527       1.1%
                                                  --------------      ----
TOTAL CHILE..........................                254,751,626       1.5%
                                                  --------------      ----
CHINA -- (15.1%)
   #Agricultural Bank of China,
     Ltd. Series H................... 255,464,000    109,741,972       0.6%
   #Bank of China, Ltd. Series H..... 989,630,331    405,434,042       2.4%
    Bank of Communications Co.,
      Ltd. Series H.................. 110,893,574     79,063,779       0.5%
   #China Communications
     Construction Co., Ltd. Series H.  65,910,327     61,689,391       0.4%
    China Construction Bank Corp.
      Series H....................... 214,422,940    161,020,872       0.9%
   #China Petroleum & Chemical
     Corp. ADR.......................     993,796    104,557,277       0.6%
    China Petroleum & Chemical
      Corp. Series H................. 163,824,289    172,860,447       1.0%
   #China Unicom Hong Kong, Ltd.
     ADR.............................   7,316,862    117,728,310       0.7%
    Other Securities.................              1,480,337,248       8.8%
                                                  --------------      ----
TOTAL CHINA..........................              2,692,433,338      15.9%
                                                  --------------      ----
COLOMBIA -- (0.0%)
   Other Securities..................                  6,305,780       0.0%
                                                  --------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities..................                 45,582,734       0.3%
                                                  --------------      ----
HONG KONG -- (0.0%)
   Other Securities..................                     39,287       0.0%
                                                  --------------      ----
HUNGARY -- (0.5%)
   #OTP Bank P.L.C...................   3,793,491     72,294,221       0.4%
    Other Securities.................                 24,821,623       0.2%
                                                  --------------      ----
TOTAL HUNGARY........................                 97,115,844       0.6%
                                                  --------------      ----
INDIA -- (7.7%)
   #ICICI Bank, Ltd. Sponsored ADR...   3,805,302    149,358,103       0.9%
    Reliance Industries, Ltd.........  19,097,966    284,786,980       1.7%
    State Bank of India..............   2,228,831     86,802,979       0.5%
    Other Securities.................                848,004,441       5.0%
                                                  --------------      ----
TOTAL INDIA..........................              1,368,952,503       8.1%
                                                  --------------      ----
INDONESIA -- (2.9%)
   Other Securities..................                524,481,734       3.1%
                                                  --------------      ----
ISRAEL -- (0.0%)
   Other Securities..................                    864,856       0.0%
                                                  --------------      ----
MALAYSIA -- (3.2%)
   Other Securities..................                571,995,908       3.4%
                                                  --------------      ----
MEXICO -- (6.6%)
   #Alfa S.A.B. de C.V. Series A.....  51,397,020     94,755,160       0.6%
   *Cemex S.A.B. de C.V. Sponsored
     ADR.............................  16,022,635    144,844,622       0.9%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR...   2,494,369    226,014,775       1.3%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                             ----------- -------------- ---------------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de
      C.V. Series O.........................  23,160,991 $  128,770,440       0.8%
    Grupo Mexico S.A.B. de C.V. Series B....  26,180,390     83,935,602       0.5%
    Other Securities........................                495,698,970       2.9%
                                                         --------------      ----
TOTAL MEXICO................................              1,174,019,569       7.0%
                                                         --------------      ----
PHILIPPINES -- (1.1%)
    Other Securities........................                188,668,045       1.1%
                                                         --------------      ----
POLAND -- (1.4%)
   *Polski Koncern Naftowy Orlen SA.........   5,693,986     78,039,888       0.5%
    Other Securities........................                173,374,865       1.0%
                                                         --------------      ----
TOTAL POLAND................................                251,414,753       1.5%
                                                         --------------      ----
RUSSIA -- (4.3%)
    Gazprom OAO Sponsored ADR...............  72,700,131    667,750,267       3.9%
    Other Securities........................                 97,505,229       0.6%
                                                         --------------      ----
TOTAL RUSSIA................................                765,255,496       4.5%
                                                         --------------      ----
SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd.........................   5,160,055     82,730,749       0.5%
   #Gold Fields, Ltd. Sponsored ADR.........  11,629,304    145,482,593       0.8%
    Nedbank Group, Ltd......................   3,179,691     65,565,003       0.4%
    Sanlam, Ltd.............................  28,863,728    128,793,703       0.8%
    Standard Bank Group, Ltd................  14,939,038    184,470,451       1.1%
  #*Steinhoff International Holdings, Ltd...  19,509,004     65,620,688       0.4%
    Other Securities........................                616,495,777       3.6%
                                                         --------------      ----
TOTAL SOUTH AFRICA..........................              1,289,158,964       7.6%
                                                         --------------      ----
SOUTH KOREA -- (14.4%)
    Hana Financial Group, Inc...............   3,300,484     96,014,717       0.6%
   #Hyundai Steel Co........................   1,031,183     74,092,555       0.4%
    KB Financial Group, Inc.................   2,902,753     98,710,063       0.6%
    KB Financial Group, Inc. ADR............   3,182,416    108,361,265       0.6%
   #LG Electronics, Inc.....................   1,750,233    121,766,959       0.7%
    POSCO...................................     673,915    211,848,256       1.3%
   #POSCO ADR...............................   1,618,522    126,859,754       0.7%
   #Samsung SDI Co., Ltd....................     500,681     62,766,213       0.4%
    Shinhan Financial Group Co., Ltd........   5,415,719    185,880,713       1.1%
    SK Holdings Co., Ltd....................     454,913     63,318,025       0.4%
   #SK Innovation Co., Ltd..................     595,603     87,545,630       0.5%
    Other Securities........................              1,326,862,243       7.9%
                                                         --------------      ----
TOTAL SOUTH KOREA...........................              2,564,026,393      15.2%
                                                         --------------      ----
TAIWAN -- (11.7%)
    First Financial Holding Co., Ltd........ 110,152,437     62,493,660       0.4%
    Fubon Financial Holding Co., Ltd........  74,753,471     76,587,420       0.5%
   #Mega Financial Holding Co., Ltd......... 123,517,381     89,722,186       0.5%
   #United Microelectronics Corp............ 206,208,681     76,461,049       0.4%
    Other Securities........................              1,787,063,949      10.6%
                                                         --------------      ----
TOTAL TAIWAN................................              2,092,328,264      12.4%
                                                         --------------      ----
THAILAND -- (3.0%)
    PTT Global Chemical PCL (Foreign).......  31,932,741     63,552,927       0.4%
    PTT PCL (Foreign).......................   5,915,600     61,375,556       0.4%
    Other Securities........................                411,283,606       2.4%
                                                         --------------      ----
TOTAL THAILAND..............................                536,212,089       3.2%
                                                         --------------      ----
TURKEY -- (2.5%)
    Turkiye Is Bankasi A.S..................  26,987,224     91,891,467       0.6%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                 ----------- --------------- ---------------
TURKEY -- (Continued)
    Other Securities............................             $   359,019,734        2.1%
                                                             ---------------      -----
TOTAL TURKEY....................................                 450,911,201        2.7%
                                                             ---------------      -----
TOTAL COMMON STOCKS.............................              16,026,976,352       94.9%
                                                             ---------------      -----
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   #Gerdau SA Sponsored ADR.....................  10,428,393      91,665,574        0.5%
    Petroleo Brasileiro SA......................  12,506,758     128,081,813        0.8%
    Petroleo Brasileiro SA ADR..................  16,172,808     332,027,748        2.0%
    Other Securities............................                 222,129,866        1.3%
                                                             ---------------      -----
TOTAL BRAZIL....................................                 773,905,001        4.6%
                                                             ---------------      -----
COLOMBIA -- (0.0%)
    Other Securities............................                   3,489,767        0.0%
                                                             ---------------      -----
INDIA -- (0.0%)
    Other Securities............................                      41,292        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                     281,138        0.0%
                                                             ---------------      -----
TOTAL PREFERRED STOCKS..........................                 777,717,198        4.6%
                                                             ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities............................                      50,099        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                      10,728        0.0%
                                                             ---------------      -----
POLAND -- (0.0%)
    Other Securities............................                      48,734        0.0%
                                                             ---------------      -----
THAILAND -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TURKEY -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TOTAL RIGHTS/WARRANTS...........................                     109,561        0.0%
                                                             ---------------      -----
                                                   Shares/
                                                    Face
                                                   Amount
                                                    (000)        Value+
                                                 ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@DFA Short Term Investment Fund..............  90,406,223   1,046,000,000        6.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $10,294,594)
     to be repurchased at $10,092,837........... $    10,093      10,092,739        0.1%
                                                             ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............               1,056,092,739        6.3%
                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,106,640,494)........................             $17,860,895,850      105.8%
                                                             ===============      =====

Dimensional Emerging Markets Value Fund
CONTINUED

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                               Investment in Securities (Market Value)
                        ------------------------------------------------------
                           Level 1         Level 2     Level 3      Total
                        -------------- --------------- ------- ---------------
Common Stocks
   Brazil.............. $1,152,457,968              --   --    $ 1,152,457,968
   Chile...............    254,751,626              --   --        254,751,626
   China...............    235,243,847 $ 2,457,189,491   --      2,692,433,338
   Colombia............      6,305,780              --   --          6,305,780
   Czech Republic......             --      45,582,734   --         45,582,734
   Hong Kong...........             --          39,287   --             39,287
   Hungary.............             --      97,115,844   --         97,115,844
   India...............    168,733,905   1,200,218,598   --      1,368,952,503
   Indonesia...........             --     524,481,734   --        524,481,734
   Israel..............             --         864,856   --            864,856
   Malaysia............             --     571,995,908   --        571,995,908
   Mexico..............  1,173,372,993         646,576   --      1,174,019,569
   Philippines.........             --     188,668,045   --        188,668,045
   Poland..............             --     251,414,753   --        251,414,753
   Russia..............      1,477,962     763,777,534   --        765,255,496
   South Africa........    204,518,729   1,084,640,235   --      1,289,158,964
   South Korea.........    350,558,671   2,213,467,722   --      2,564,026,393
   Taiwan..............     35,124,278   2,057,203,986   --      2,092,328,264
   Thailand............    530,357,027       5,855,062   --        536,212,089
   Turkey..............             --     450,911,201   --        450,911,201
Preferred Stocks
   Brazil..............    773,905,001              --   --        773,905,001
   Colombia............      3,489,767              --   --          3,489,767
   India...............             --          41,292   --             41,292
   Malaysia............             --         281,138   --            281,138
Rights/Warrants
   Brazil..............             --          50,099   --             50,099
   Malaysia............             --          10,728   --             10,728
   Poland..............             --          48,734   --             48,734
   Thailand............             --              --   --                 --
   Turkey..............             --              --   --                 --
Securities Lending
  Collateral...........             --   1,056,092,739   --      1,056,092,739
                        -------------- ---------------   --    ---------------
TOTAL.................. $4,890,297,554 $12,970,598,296   --    $17,860,895,850
                        ============== ===============   ==    ===============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,186,068 of securities on loan)*...... $16,804,803
Collateral Received from Securities on Loan at Value & Cost.............      10,093
Affiliated Collateral Received from Securities on Loan at Value & Cost..   1,046,000
Foreign Currencies at Value.............................................      45,598
Cash....................................................................       4,151
Receivables:
   Investment Securities Sold...........................................      24,446
   Dividends, Interest and Tax Reclaims.................................       8,000
   Fund Shares Sold.....................................................      21,560
   Securities Lending Income............................................       2,963
                                                                         -----------
       Total Assets.....................................................  17,967,614
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................   1,056,093
   Investment Securities Purchased......................................      23,801
   Due to Advisor.......................................................       1,421
Accrued Expenses and Other Liabilities..................................       1,977
                                                                         -----------
       Total Liabilities................................................   1,083,292
                                                                         -----------
NET ASSETS                                                               $16,884,322
                                                                         ===========
Investments at Cost..................................................... $17,050,548
                                                                         ===========
Foreign Currencies at Cost.............................................. $    44,606
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

 Investment Income
    Dividends (Net of Foreign Taxes Withheld of $49,100)......... $ 377,538
    Interest.....................................................         7
    Income from Securities Lending...............................    28,924
                                                                  ---------
           Total Investment Income...............................   406,469
                                                                  ---------
 Expenses
    Investment Advisory Services Fees............................    15,417
    Accounting & Transfer Agent Fees.............................     1,444
    Custodian Fees...............................................    13,411
    Shareholders' Reports........................................        78
    Directors'/Trustees' Fees & Expenses.........................       128
    Professional Fees............................................       555
    Other........................................................       313
                                                                  ---------
           Total Expenses........................................    31,346
                                                                  ---------
    Fees Paid Indirectly.........................................      (105)
                                                                  ---------
    Net Expenses.................................................    31,241
                                                                  ---------
    Net Investment Income (Loss).................................   375,228
                                                                  ---------
 Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
        Investment Securities Sold...............................   398,744
        Futures..................................................    (1,269)
        Foreign Currency Transactions............................    (4,761)**
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency...............  (574,018)
        Translation of Foreign Currency Denominated Amounts......      (185)
                                                                  ---------
    Net Realized and Unrealized Gain (Loss)......................  (181,489)
                                                                  ---------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $ 193,739
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                       Year           Year
                                                                                      Ended          Ended
                                                                                     Oct. 31,       Oct. 31,
                                                                                       2012           2011
                                                                                  -----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................................................. $   375,228    $   320,817
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................     398,744        201,891
       Futures...................................................................      (1,269)            --
       Foreign Currency Transactions.............................................      (4,761)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    (574,018)    (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................        (185)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     193,739     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   3,560,477      5,059,674
   Withdrawals...................................................................    (873,473)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   2,687,004      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,880,743      2,085,624
Net Assets
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,884,322    $14,003,579
                                                                                  ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Year         Year          Year        Year         Period          Year
                                                  Ended        Ended         Ended       Ended      Dec. 1, 2007      Ended
                                                 Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,         to          Nov. 30,
                                                   2012         2011          2010        2009      Oct. 31, 2008      2007
                                               -----------  -----------   -----------  ----------  -------------    ----------
Total Return..................................        1.10%      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%
                                               -----------  -----------   -----------  ----------   ----------      ----------
Net Assets, End of Period (thousands)......... $16,884,322  $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710
Ratio of Expenses to Average Net Assets.......        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.43%        2.29%         1.81%       2.17%        3.19%(B)        2.50%
Portfolio Turnover Rate.......................           8%           5%           15%         20%          14%(C)          14%
                                               -----------  -----------   -----------  ----------   ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $261 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were $105 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $26 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $4,238,656
                             Sales.....  1,158,122

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
              --------   ------------ -------------- --------------
             $18,160,399  $2,642,341   $(2,941,844)    $(299,503)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of its shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master fund. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation was the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized gains and losses on the Fund's Statement of Operations for the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2012:

                                                                   Realized Gain (Loss)
                                                                      on Derivatives
                                                                   Recognized in Income
                                                                   --------------------
                                         Location on the Statement        Equity
                                               of Operations            Contracts
                                         ------------------------- --------------------
                                             Net Realized Gain
Dimensional Emerging Markets Value Fund.    (Loss) on: Futures           $(1,269)*

/*/ As of October 31, 2012, the Fund had no outstanding futures contracts. During the year ended October 31, 2012, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.86%       $23,251         25        $14        $71,121

/*/ Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2012.

H. Securities Lending:

   As of October 31, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $247,081 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1/ and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
                                             Disinterested Trustees/Directors
George M.                 Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University of
Constantinides Director                         investment companies   Chicago Booth School of Business.
of DFAIDG and DIG.
Trustee of DFAITC and
DEM.
The University of
Chicago Booth School
of Business 5807
S. Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould Director    Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor of
of DFAIDG and DIG.                              investment companies   Economics, The University of Chicago Booth School of
Trustee of DFAITC and                                                  Business (since 1965). Member and Chair, Competitive
DEM.                                                                   Markets Advisory Committee, Chicago Mercantile
The University of                                                      Exchange (futures trading exchange) (since 2004).
Chicago Booth School                                                   Formerly, Director of UNext, Inc. (1999-2006). Trustee,
of Business 5807                                                       Harbor Fund (registered investment company) (30
S. Woodlawn Avenue                                                     Portfolios) (since 1994). Formerly, Member of the Board
Chicago, IL 60637                                                      of Milwaukee Mutal Insurance Company (1997-2010).
Age: 73

Roger G. Ibbotson         Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG                              investment companies   Management (since 1984). Chairman, CIO and Partner,
and DIG. Trustee of                                                    Zebra Capital Management, LLC (hedge fund manager)
DFAITC and DEM.                                                        (since 2001). Consultant to Morningstar, Inc. (since
Yale School of                                                         2006). Formerly, Chairman, Ibbotson Associates, Inc.,
Management P.O. Box                                                    Chicago, IL (software data publishing and consulting)
208200 New Haven, CT                                                   (1977-2006). Formerly, Director, BIRR Portfolio
06520-8200                                                             Analysis, Inc. (software products) (1990-2010).
Age: 68

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1 /and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
Edward P. Lazear            Since 2010          100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG                              investment companies   (since 2002). Jack Steele Parker Professor of Human
and DIG.                                                               Resources Management and Economics, Graduate
Trustee of DFAITC and                                                  School of Business, Stanford University (since 1995).
DEM. Stanford                                                          Cornerstone Research (expert testimony and economic
University Graduate                                                    and financial analysis) (since 2009). Formerly,
School of Business 518                                                 Chairman of the President George W. Bush's Council
Memorial Way                                                           of Economic Advisers (2006-2009). Formerly,
Stanford, CA 94305-                                                    Council of Economic Advisors, State of California
5015 Age: 64                                                           (2005-2006). Formerly, Commissioner, White House
                                                                       Panel on Tax Reform (2005).

Myron S. Scholes          Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                              investment companies   Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                    Chairman, Platinum Grove Asset Management, L.P.
DFAITC and DEM.                                                        (hedge fund) (formerly, Oak Hill Platinum Partners)
c/o Dimensional Fund                                                   (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP 6300 Bee                                                  Capital Management (private equity firm) (until
Cave Road Building 1                                                   2004). Director, American Century Fund Complex
Austin, TX 78746                                                       (registered investment companies) (40 Portfolios)
Age: 70                                                                (since 1980). Formerly, Director, Chicago Mercantile
                                                                       Exchange (2001-2008).

Abbie J. Smith Director     Since 2000          100 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
of DFAIDG and DIG.                              investment companies   of Accounting, The University of Chicago Booth
Trustee of DFAITC and                                                  School of Business (since 1980). Co-Director
DEM.                                                                   Investment Research, Fundamental Investment
The University of                                                      Advisors (hedge fund) (since 2008). Director, HNI
Chicago Booth School                                                   Corporation (formerly known as HON Industries Inc.)
of Business 5807                                                       (office furniture) (since 2000). Director, Ryder System
S. Woodlawn Avenue                                                     Inc. (transportation, logistics and supply-chain
Chicago, IL 60637                                                      management) (since 2003). Trustee, UBS Funds (4
Age: 58                                                                investment companies within the fund complex) (52
                                                                       portfolios) (since 2009).

Name, Position                                      Portfolios within the
with the Fund,               Term of Office/1 /and  DFA Fund Complex/2/    Principal Occupation(s) During Past 5 Years and
Address and Age              Length of Service            Overseen         Other Directorships of Public Companies Held
---------------              -------------------    ---------------------  -----------------------------------------------
                                           Interested Trustees/Directors*
David G. Booth                Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director,                                 investment companies   and Co-Chief Executive Officer (since
Co-Chief Executive Officer                                                 January 2010) of Dimensional Holdings
and President of DFAIDG                                                    Inc., Dimensional Fund Advisors LP,
and DIG. Chairman,                                                         DFA Securities LLC, Dimensional
Trustee, Co-Chief                                                          Emerging Markets Value Fund, DFAIDG,
Executive Officer and                                                      Dimensional Investment Group Inc. and
President of DFAITC and                                                    The DFA Investment Trust Company.
DEM. 6300 Bee Cave Road,                                                   Director of Dimensional Fund Advisors
Building One                                                               Ltd., Dimensional Funds PLC,
Austin, Texas 78746                                                        Dimensional Funds II PLC, DFA
Age: 65                                                                    Australia Limited, Dimensional Cayman
                                                                           Commodity Fund I Ltd., Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Chairman, Director and Co-Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. President,
                                                                           Dimensional SmartNest (US) LLC.
                                                                           Limited Partner, Oak Hill Partners (since
                                                                           2001) and VSC Investors, LLC (since
                                                                           2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Chief
                                                                           Executive Officer (until 2010) and Chief
                                                                           Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA
                                                                           Securities LLC, Dimensional Emerging
                                                                           Markets Value Fund, DFAIDG,
                                                                           Dimensional Investment Group Inc., The
                                                                           DFA Investment Trust Company and
                                                                           Dimensional Holdings Inc. Formerly,
                                                                           Chief Investment Officer of Dimensional
                                                                           Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA
                                                                           Australia Limited. Formerly, Director, SA
                                                                           Funds (registered investment company).

Eduardo A. Repetto              Since 2009          100 portfolios in 4    Co-Chief Executive Officer (since
Director, Co-Chief                                  investment companies   January 2010), Chief Investment Officer
Executive Officer and                                                      (since March 2007) and Director/Trustee
Chief Investment Officer of                                                of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                            Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                          Securities LLC, Dimensional Emerging
Executive Officer and                                                      Markets Value Fund, DFAIDG,
Chief Investment Officer of                                                Dimensional Investment Group Inc., The
DFAITC and DEM.                                                            DFA Investment Trust Company and
6300 Bee Cave Road,                                                        Dimensional Cayman Commodity Fund I
Building One                                                               Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                           President and Chief Investment Officer of
Age: 45                                                                    Dimensional Fund Advisors Canada
                                                                           ULC. Chief Investment Officer, Vice
                                                                           President and Director of DFA Australia
                                                                           Limited. Director of Dimensional Fund
                                                                           Advisors Ltd., Dimensional Funds PLC,
                                                                           Dimensional Funds II PLC, Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Co-Chief Executive Officer of
                                                                           Dimensional Retirement Plan Services
                                                                           LLC. Formerly, Vice President of
                                                                           Dimensional Holdings Inc., Dimensional
                                                                           Fund Advisors LP, DFA Securities LLC,
                                                                           Dimensional Emerging Markets Value
                                                                           Fund, DFAIDG, Dimensional Investment
                                                                           Group Inc., The DFA Investment Trust
                                                                           Company and Dimensional Fund
                                                                           Advisors Canada ULC.

--------
/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                   Term of Office/1/
Name, Position with the Fund and    and Length of
Age                                    Service                 Principal Occupation(s) During Past 5 Years
--------------------------------   ----------------    -----------------------------------------------------------
                                                    Officers

 April A. Aandal                     Since 2008        Vice President of all the DFA Entities. Vice President
 Vice President,                                       Global Business Development of all the DFA Entities.
 Global Business                                       Formerly, Chief Learning Officer of Dimensional
 Development                                           (2008-2011); Regional Director of Dimensional (2004-2008).
 Age: 49

 Robyn G. Alcorta                    Since 2012        Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                        President Business Development at Capson Physicians
 Age: 37                                               Insurance Company (2010-2012); Vice President at Charles
                                                       Schwab (2007-2010).

 Darryl D. Avery                     Since 2005        Vice President of all the DFA Entities.
 Vice President
 Age: 46

 Arthur H. Barlow                    Since 1993        Vice President of all the DFA Entities.
 Vice President
 Age: 56

 John T. Blood                       Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2010-January 2011); Chief Market
 Age: 43                                               Strategist at Commonwealth Financial (2007-2010); Director
                                                       of Research at Commonwealth Financial (2000-2007).

 Scott A. Bosworth                   Since 2007        Vice President of all the DFA Entities.
 Vice President
 Age: 43

 Valerie A. Brown                    Since 2001        Vice President and Assistant Secretary of all the DFA
 Vice President and Assistant                          Entities, DFA Australia Limited, Dimensional Fund Advisors
 Secretary                                             Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
 Age: 45                                               Retirement Plan Services LLC, Dimensional Fund Advisors
                                                       Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                       President and Assistant Secretary of Dimensional Fund
                                                       Advisors Canada ULC.

 David P. Butler                     Since 2007        Vice President of all the DFA Entities. Head of Global
 Vice President                                        Financial Services of Dimensional (since 2008). Formerly,
 Age: 48                                               Regional Director of Dimensional (January 1995 to January
                                                       2005).

 Douglas M. Byrkit                   Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (December
 Age: 41                                               2010-January 2012); Regional Director at Russell
                                                       Investments (April 2006-December 2010).

 James G. Charles                    Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2008-2010); Vice President,
 Age: 56                                               Client Portfolio Manager at American Century Investments
                                                       (2001-2008).

 Joseph H. Chi                       Since 2009        Vice President of all the DFA Entities. Co-Head of
 Vice President                                        Portfolio Management of Dimensional (since March 2012). Sr.
 Age: 46                                               Portfolio Manager of Dimensional (since January 2012).
                                                       Formerly, Portfolio Manager for Dimensional (October
                                                       2005-January 2012).

 Stephen A. Clark                    Since 2004        Vice President of all the DFA Entities, DFA Australia
 Vice President                                        Limited and Dimensional Fund Advisors Canada ULC. Head of
 Age: 40                                               Institutional, North America (since March 2012). Formerly,
                                                       Head of Portfolio Management of Dimensional (January
                                                       2006-March 2012).

 Jeffrey D. Cornell                  Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (August
 Age: 36                                               2002-January 2012).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Robert P. Cornell                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Financial Services Group of Dimensional (since August
Age: 63                                              1993).

George H. Crane                     Since 2010       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President and Managing Director at State Street Bank &
Age: 57                                              Trust Company (2007-2008); Managing Director, Head of
                                                     Investment Administration and Operations at State Street
                                                     Research & Management Company (2002-2005).

Christopher S. Crossan              Since 2004       Vice President and Global Chief Compliance Officer of all
Vice President and Global                            the DFA Entities, DFA Australia Limited, Dimensional Fund
Chief Compliance Officer                             Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Age: 46                                              SmartNest (US) LLC and Dimensional Retirement Plan Services
                                                     LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                     Canada ULC.

James L. Davis                      Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                     Since 1994       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                    Since 2010       Vice President of all the DFA Entities. Research Associate
Vice President                                       for Dimensional (since August 2008). Formerly, Research
Age: 40                                              Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                  Since 2001       Vice President of all the DFA Entities. Chief
Vice President and Chief                             Communications Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                  Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                         Entities and DFA Australia Limited. Chief Operating Officer
Secretary                                            of Dimensional Fund Advisors Ltd. (since July 2008).
Age: 47                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                 Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                      Since 2008       Vice President of all the DFA Entities. Co-Head of
Vice President                                       Portfolio Management of Dimensional (since March 2012). Sr.
Age: 38                                              Portfolio Manager of Dimensional (since January 2012).
                                                     Formerly, Portfolio Manager for Dimensional (since
                                                     September 2004).

Jeremy P. Freeman                   Since 2009       Vice President of all the DFA Entities. Senior Technology
Vice President                                       Manager for Dimensional (since June 2006). Formerly,
Age: 41                                              Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                     (June 1998-June 2006).

Mark R. Gochnour                    Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional.
Age: 45

Tom M. Goodrum                      Since 2012       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                       Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                       Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                        Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (January 2005 to February 2007).
Age: 38

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   ------------------------------------------------------------
   Christian Gunther                Since 2011       Vice President of all the DFA Entities. Senior Trader for
   Vice President                                    Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   Age: 37                                           Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                     Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                     Trader for Dimensional Fund Advisors LP (2004-2008).

   Joel H. Hefner                   Since 2007       Vice President of all the DFA Entities. Regional Director
   Vice President                                    of Dimensional (since June 1998).
   Age: 44

   Julie C. Henderson               Since 2005       Vice President and Fund Controller of all the DFA Entities
   Vice President and Fund                           and Dimensional Cayman Commodity Fund I Ltd. and
   Controller                                        Dimensional Japan Ltd.
   Age: 38

   Kevin B. Hight                   Since 2005       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Christine W. Ho                  Since 2004       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Michael C. Horvath               Since 2011       Vice President of all the DFA Entities. Formerly, Managing
   Vice President                                    Director, Co-Head Global Consultant Relations at BlackRock
   Age: 52                                           (2004-2011).

   Jeff J. Jeon                     Since 2004       Vice President of all the DFA Entities and Dimensional
   Vice President                                    Cayman Commodity Fund I Ltd.
   Age: 38

   Stephen W. Jones                 Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Facilities Manager for Dimensional Fund Advisors LP
   Age: 44                                           (October 2008-January 2012); General Manager at Intereity
                                                     Investments (March 2007-October 2008).

   Patrick M. Keating               Since 2003       Vice President and Chief Operating Officer of all the DFA
   Vice President and Chief                          Entities, Dimensional Cayman Commodity Fund I Ltd.,
   Operating Officer                                 Dimensional Japan Ltd., Dimensional Advisors Ltd.,
   Age: 57                                           Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                     Limited and Dimensional Retirement Plan Services LLC.
                                                     Director, Vice President and Chief Privacy Officer of
                                                     Dimensional Fund Advisors Canada ULC. Director of DFA
                                                     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                     Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                     Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                     President of Dimensional Hong Kong Limited.

   Glenn E. Kemp                    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                    Director for Dimensional Fund Advisors LP (April
   Age: 64                                           2006-January 2012).

   David M. Kershner                Since 2010       Vice President of all the DFA Entities. Portfolio Manager
   Vice President                                    for Dimensional (since June 2004).
   Age: 41

   Seyun Alice Kim                  Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Accounting Manager for Dimensional Fund Advisors LP
   Age: 32                                           (January 2006-January 2012).

   Timothy R. Kohn                  Since 2011       Vice President of all the DFA Entities. Head of Defined
   Vice President                                    Contribution Sales for Dimensional (since August 2010).
   Age: 41                                           Formerly, Chief DC Strategist, Barclays Global Investors
                                                     (2005-2009).

   Joseph F. Kolerich               Since 2004       Vice President of all the DFA Entities. Sr. Portfolio
   Vice President                                    Manager of Dimensional (since January 2012). Formerly,
   Age: 40                                           Portfolio Manager for Dimensional (April 2007-January 2012).

   Stephen W. Kurad                 Since 2011       Vice President of all the DFA Entities. Regional Director
   Vice President                                    for Dimensional (2007-2010).
   Age: 43

   Michael F. Lane                  Since 2004       Vice President of all the DFA Entities. Chief Executive
   Vice President                                    Officer of Dimensional SmartNest (US) LLC (since 2012).
   Age: 45

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
 Francis R. Lao                     Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                      President - Global Operations at Janus Capital Group
 Age: 43                                             (2005-2011).

 Juliet Lee                         Since 2005       Vice President of all the DFA Entities. Human Resources
 Vice President                                      Manager of Dimensional (since January 2004).
 Age: 41

 Marlena I. Lee                     Since 2011       Vice President of all the DFA Entities. Formerly, Research
 Vice President                                      Associate for Dimensional (July 2008-2010).
 Age: 31

 Apollo D. Lupescu                  Since 2009       Vice President of all the DFA Entities. Regional Director
 Vice President                                      for Dimensional (since February 2004).
 Age: 43

 Kenneth M. Manell                  Since 2010       Vice President of all the DFA Entities and Dimensional
 Vice President                                      Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
 Age: 39                                             September 2006). Formerly, Assistant General Counsel at
                                                     Castle & Cooke (January 2004-September 2006).

 Aaron M. Marcus                    Since 2008       Vice President of all the DFA Entities and Head of Global
 Vice President & Head of                            Human Resources of Dimensional. Formerly, Global Head of
 Global Human Resources                              Recruiting and Vice President of Goldman Sachs & Co. (June
 Age: 42                                             2006 to January 2008).

 David R. Martin                    Since 2007       Vice President, Chief Financial Officer and Treasurer of
 Vice President, Chief                               all the DFA Entities. Director, Vice President, Chief
 Financial Officer and                               Financial Officer and Treasurer of Dimensional Fund
 Treasurer                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
 Age: 55                                             Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                     Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                     Chief Financial Officer, Treasurer, and Vice President of
                                                     Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                     Retirement Plan Services LLC. Director of Dimensional Funds
                                                     PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                     Dimensional Japan Ltd.

 Catherine L. Newell                   Vice          Vice President and Secretary of all the DFA Entities and
 Vice President and Secretary       President        Dimensional Retirement Plan Services LLC (since June 2012).
 Age: 48                            since 1997       Director, Vice President and Secretary of DFA Australia
                                       and           Limited and Dimensional Fund Advisors Ltd. (since February
                                    Secretary        2002, April 1997 and May 2002, respectively). Vice
                                    since 2000       President and Secretary of Dimensional Fund Advisors Canada
                                                     ULC (since June 2003), Dimensional SmartNest LLC,
                                                     Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                     Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                     February 2012), Dimensional Advisors Ltd. (since March
                                                     2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                     2012) and Dimensional Hong Kong Limited (since August
                                                     2012). Director, Dimensional Funds PLC and Dimensional
                                                     Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                     Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                     Kong Limited (since August 2012 and July 2012).

 Christian A. Newton                Since 2009       Vice President of all DFA Entities. Web Services Manager
 Vice President                                      for Dimensional (since January 2008). Formerly, Design
 Age: 37                                             Manager of Dimensional (2005-2008).

 Pamela B. Noble                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager
 Vice President                                      for Dimensional (2008-2010). Formerly, Vice President and
 Age: 48                                             Portfolio Manager at USAA Investment Management Company
                                                     (2001-2006).

 Carolyn L. O Vice                  Since 2010       Vice President of all the DFA Entities and Dimensional
 President                                           Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
 Age: 38                                             (since 2011). Counsel for Dimensional (2007-2011).
                                                     Formerly, Associate at K&L Gates LLP (January
                                                     2004-September 2007).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Gerard K. O'Reilly                  Since 2007       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                       Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                       Since 2010       Vice President of all the DFA Entities. Senior Compliance
Vice President                                       Officer for Dimensional (since January 2008). Formerly,
Age: 34                                              Compliance Officer (February 2006-December 2007) and
                                                     Compliance Analyst (August 2004-January 2006) for
                                                     Dimensional.

David A. Plecha                     Since 1993       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                              Fund Advisors Canada ULC.

Allen Pu                            Since 2011       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                 Since 2008       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                              Dimensional (2001-2006).

Savina B. Rizova                    Since 2012       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate for Dimensional Fund Advisors LP (June
Age: 31                                              2011-January 2012); Research Assistant for Dimensional Fund
                                                     Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                 Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                       Since 2010       Vice President of all the DFA Entities. Client Systems
Vice President                                       Manager for Dimensional (since July 2008). Formerly, Senior
Age: 53                                              Manager at Vanguard (November 1997-July 2008).

David E. Schneider                  Since 2001       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                   Since 2010       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                    Since 2009       Vice President of all the DFA Entities. Investment
Vice President                                       Operations Manager for Dimensional (since May 2007).
Age: 47                                              Formerly, Vice President Client and Fund Reporting at
                                                     Mellon Financial (September 2005-May 2007).

Edward R. Simpson                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                      Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                     Since 2011       Vice President of all the DFA Entities. Project Manager for
Vice President                                       Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                              Manager, National Instruments (2003-2007).

Grady M. Smith                      Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 56

Carl G. Snyder                      Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                  Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 64

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Bradley G. Steiman                  Since 2004       Vice President of all the DFA Entities and Director and
Vice President                                       Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                      Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional Fund Advisors LP (January
Age: 34                                              2008-January 2012).

Robert C. Trotter                   Since 2009       Vice President of all the DFA Entities. Senior Manager,
Vice President                                       Technology for Dimensional (since March 2007). Formerly,
Age: 54                                              Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                     Since 1997       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                              Fund Advisors Canada ULC.

Brian J. Walsh                      Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since 2004).
Age: 42

Weston J. Wellington                Since 1997       Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                       Since 2007       Vice President of all the DFA Entities. Senior Trader of
Vice President                                       Dimensional (since 2007).
Age: 36

Paul E. Wise                        Since 2005       Vice President of all the DFA Entities. Chief Technology
Vice President                                       Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                      Since 2011       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President, Global Public Relations at Natixis Global
Age: 50                                              Asset Management (2008-2011); Senior Vice President, Media
                                                     Relations at Bank of America (2007-2008).

Joseph L. Young                     Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (2005-2010).
Age: 33

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                  Net
                                              Investment    Short-Term     Long-Term   Return
                                                Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total
DFA Investment Dimensions Group Inc.         Distributions Distributions Distributions Capital  Interest  Distributions
------------------------------------         ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio.......      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio..............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio...............       45%           1%           54%        --        --          100%
U.S. Small Cap Value Portfolio..............       30%           1%           69%        --        --          100%
U.S. Core Equity 1 Portfolio................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio................       98%          --             2%        --        --          100%
U.S. Vector Equity Portfolio................       99%          --             1%        --        --          100%
U.S. Small Cap Portfolio....................       75%           1%           24%        --        --          100%
U.S. Micro Cap Portfolio....................       69%          --            31%        --        --          100%
DFA Real Estate Securities Portfolio........      100%          --            --         --        --          100%
Large Cap International Portfolio...........      100%          --            --         --        --          100%
International Core Equity Portfolio.........      100%          --            --         --        --          100%
International Small Company Portfolio.......       61%          --            39%        --        --          100%
Japanese Small Company Portfolio............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio......      100%          --            --         --        --          100%
Continental Small Company Portfolio.........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio.................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio.      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio.       58%           3%           39%        --        --          100%
International Vector Equity Portfolio.......       69%          --            31%        --        --          100%
World ex U.S. Value Portfolio...............      100%          --            --         --        --          100%
Selectively Hedged Global Equity Portfolio..      100%          --            --         --        --          100%
Emerging Markets Portfolio..................       36%          --            64%        --        --          100%
Emerging Markets Small Cap Portfolio........       51%          --            49%        --        --          100%
Emerging Markets Value Portfolio............       60%          --            40%        --        --          100%
Emerging Markets Core Equity Portfolio......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio............       91%           8%            1%        --        --          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio...........      100%          --            --         --        --          100%
U.S. Large Company Portfolio................      100%          --            --         --        --          100%

                                           Qualifying
                                          For Corporate
                                            Dividends   Qualifying    U.S.      Foreign   Foreign  Qualifying   Qualifying
                                            Received     Dividend  Government     Tax     Source    Interest    Short-Term
DFA Investment Dimensions Group Inc.      Deduction(1)  Income(2)  Interest(3) Credit(4) Income(5) Income(6)  Capital Gain(7)
------------------------------------      ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio....       --          --         --         --         --       100%          100%
U.S. Large Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.....      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio........      100%        100%        --          3%        96%      100%          100%
International Core Equity Portfolio......      100%        100%        --          3%        94%      100%          100%
International Small Company Portfolio....      100%        100%        --          4%        91%      100%          100%
Japanese Small Company Portfolio.........      100%        100%        --          7%        92%      100%          100%
Asia Pacific Small Company Portfolio.....      100%        100%        --          1%        92%      100%          100%
United Kingdom Small Company
  Portfolio..............................      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio......      100%        100%        --          5%        87%      100%          100%
DFA International Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        98%      100%          100%
DFA Global Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        43%      100%          100%
DFA International Small Cap Value
  Portfolio..............................      100%        100%        --          4%        90%      100%          100%
International Vector Equity Portfolio....      100%        100%        --          3%        94%      100%          100%
World ex U.S. Value Portfolio............      100%        100%        --          3%        95%      100%          100%
Selectively Hedged Global Equity
  Portfolio..............................      100%        100%        --          3%        58%      100%          100%
Emerging Markets Portfolio...............      100%        100%        --          6%        95%      100%          100%
Emerging Markets Small Cap Portfolio.....      100%        100%        --          5%        86%      100%          100%
Emerging Markets Value Portfolio.........      100%        100%        --          6%        95%      100%          100%
Emerging Markets Core Equity Portfolio...      100%        100%        --          6%        91%      100%          100%
DFA Commodity Strategy Portfolio.........      100%        100%         1%        --         --       100%          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio........      100%        100%        --          2%        96%      100%          100%
U.S. Large Company Portfolio.............      100%        100%        --         --         --       100%          100%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO] Recycled Recyclable                                       DFA103112-001A

                                                                          [LOGO]

ANNUAL REPORT
year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

THE DFA INVESTMENT TRUST COMPANY

Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth
---------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES .....................................    1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts ..........................................................    2
   Management's Discussion and Analysis ........................................    5
   Disclosure of Fund Expenses .................................................   10
   Disclosure of Portfolio Holdings ............................................   12
   Schedule of Investments/Summary Schedules of Portfolio Holdings
      Tax-Managed U.S. Marketwide Value Portfolio ..............................   14
      Tax-Managed U.S. Equity Portfolio ........................................   15
      Tax-Managed U.S. Targeted Value Portfolio ................................   18
      Tax-Managed U.S. Small Cap Portfolio .....................................   21
      T.A. U.S. Core Equity 2 Portfolio ........................................   24
      Tax-Managed DFA International Value Portfolio ............................   27
      T.A. World ex U.S. Core Equity Portfolio .................................   31
   Statements of Assets and Liabilities ........................................   37
   Statements of Operations ....................................................   39
   Statements of Changes in Net Assets .........................................   41
   Financial Highlights ........................................................   43
   Notes to Financial Statements ...............................................   47
   Report of Independent Registered Public Accounting Firm .....................   59
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Performance Chart ...........................................................   60
   Management's Discussion and Analysis ........................................   61
   Disclosure of Fund Expenses .................................................   63
   Disclosure of Portfolio Holdings ............................................   64
   Summary Schedule of Portfolio Holdings ......................................   65
   Statement of Assets and Liabilities .........................................   68
   Statement of Operations .....................................................   69
   Statements of Changes in Net Assets .........................................   70
   Financial Highlights ........................................................   71
   Notes to Financial Statements ...............................................   72
   Report of Independent Registered Public Accounting Firm .....................   78
FUND MANAGEMENT ................................................................   79
VOTING PROXIES ON FUND PORTFOLIO SECURITIES ....................................   89
NOTICE TO SHAREHOLDERS .........................................................   90

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

ADR      American Depositary Receipt
FNMA     Federal National Mortgage Association
P.L.C.   Public Limited Company

Investment Footnotes

+        See Note B to Financial Statements.
++       Securities have generally been fair valued. See Note B to Financial
         Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
@        Security purchased with cash proceeds from Securities on Loan.
(S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS

(A)      Computed using average shares outstanding.

(B)      Annualized

(C)      Non-Annualized

(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--       Amounts designated as -- are either zero or rounded to zero.

REIT     Real Estate Investment Trust

SEC      Securities and Exchange Commission

(a)      Commencement of Operations.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS



TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                                TAX-MANAGED U.S.
BEGINDATE      ENDDATE      FUNDRETURNS   BENCHMARK0RETURNS     ENDDATE    MARKETWIDE VALUE PORTFOLIO   RUSSELL 3000 (R) VALUE INDEX
----------    ----------    -----------   -----------------   ----------   --------------------------   ----------------------------
2002-10-31    2002-11-30          6.94%               6.41%      10/2002                10000                     10000
2002-11-30    2002-12-31         -5.76%              -4.34%      11/2002           10694.1176                     10641
2002-12-31    2003-01-31         -2.11%              -2.45%      12/2002           10078.4616                10179.1806
2003-01-31    2003-02-28         -2.75%              -2.71%      01/2003            9866.2835                9929.79068
2003-02-28    2003-03-31          0.04%               0.23%      02/2003           9595.16699                9660.69335
2003-03-31    2003-04-30          9.34%               8.85%      03/2003           9598.87646                9682.91294
2003-04-30    2003-05-31          8.43%               6.72%      04/2003           10495.0861                10539.8507
2003-05-31    2003-06-30          0.79%               1.28%      05/2003           11379.5034                11248.1287
2003-06-30    2003-07-31          3.19%               1.74%      06/2003           11469.0738                11392.1048
2003-07-31    2003-08-31          4.09%               1.72%      07/2003            11834.857                11590.3274
2003-08-31    2003-09-30         -3.18%              -0.99%      08/2003           12318.6348                 11789.681
2003-09-30    2003-10-31          7.13%               6.27%      09/2003           11926.4816                11672.9632
2003-10-31    2003-11-30          2.77%               1.55%      10/2003           12776.6862                 12404.858
2003-11-30    2003-12-31          5.08%               5.96%      11/2003           13130.9381                12597.1333
2003-12-31    2004-01-31          2.14%               1.89%      12/2003           13797.4012                13347.9224
2004-01-31    2004-02-29          2.18%               2.13%      01/2004           14093.2289                13600.1981
2004-02-29    2004-03-31         -0.07%              -0.70%      02/2004           14400.8896                13889.8824
2004-03-31    2004-04-30         -1.81%              -2.66%      03/2004           14391.3998                13792.6532
2004-04-30    2004-05-31          0.75%               1.03%      04/2004           14130.8148                13425.7686
2004-05-31    2004-06-30          3.11%               2.57%      05/2004           14237.4177                 13564.054
2004-06-30    2004-07-31         -3.48%              -1.68%      06/2004           14679.5396                13912.6502
2004-07-31    2004-08-31         -0.59%               1.39%      07/2004           14169.2565                13678.9177
2004-08-31    2004-09-30          3.64%               1.75%      08/2004           14086.1872                13869.0546
2004-09-30    2004-10-31          1.30%               1.65%      09/2004           14598.4221                14111.7631
2004-10-31    2004-11-30          6.76%               5.38%      10/2004           14788.7846                14344.6072
2004-11-30    2004-12-31          3.27%               3.26%      11/2004           15788.1876                15116.3471
2004-12-31    2005-01-31         -2.20%              -1.96%      12/2004           16303.7107                  15609.14
2005-01-31    2005-02-28          3.82%               3.20%      01/2005           15945.3874                15303.2008
2005-02-28    2005-03-31         -1.03%              -1.43%      02/2005            16554.537                15792.9032
2005-03-31    2005-04-30         -3.65%              -2.07%      03/2005           16384.6582                15567.0647
2005-04-30    2005-05-31          4.32%               2.71%      04/2005            15786.678                15244.8265
2005-05-31    2005-06-30          2.50%               1.38%      05/2005           16468.3754                15657.5902
2005-06-30    2005-07-31          5.40%               3.14%      06/2005            16879.596                15873.0992
2005-07-31    2005-08-31         -0.13%              -0.60%      07/2005           17791.3581                16371.2485
2005-08-31    2005-09-30          1.83%               1.26%      08/2005           17767.3644                16272.6461
2005-09-30    2005-10-31         -2.46%              -2.54%      09/2005           18091.7308                16478.4294
2005-10-31    2005-11-30          4.02%               3.34%      10/2005            17646.655                16060.3291
2005-11-30    2005-12-31          0.43%               0.48%      11/2005           18356.3705                16596.7441
2005-12-31    2006-01-31          5.58%               4.27%      12/2005           18434.5595                16675.9835
2006-01-31    2006-02-28         -0.31%               0.55%      01/2006           19462.7337                17387.4927
2006-02-28    2006-03-31          2.39%               1.67%      02/2006           19402.2529                17483.9364
2006-03-31    2006-04-30          2.44%               2.33%      03/2006            19866.844                17775.5614
2006-04-30    2006-05-31         -2.80%              -2.67%      04/2006           20351.6968                18189.6609
2006-05-31    2006-06-30          0.64%               0.69%      05/2006           19781.9948                17703.5029
2006-06-30    2006-07-31         -0.61%               2.07%      06/2006           19908.1904                17826.0771
2006-07-31    2006-08-31          0.49%               1.79%      07/2006           19786.3533                18195.7447
2006-08-31    2006-09-30          1.93%               1.90%      08/2006            19883.823                 18521.878
2006-09-30    2006-10-31          3.85%               3.44%      09/2006           20267.1688                18873.9923
2006-10-31    2006-11-30          2.43%               2.33%      10/2006           21048.0831                19522.8234
2006-11-30    2006-12-31          1.93%               2.12%      11/2006           21560.5582                19978.6567
2006-12-31    2007-01-31          2.57%               1.30%      12/2006           21976.8254                20401.8935
2007-01-31    2007-02-28         -1.25%              -1.53%      01/2007           22540.9626                20666.8571
2007-02-28    2007-03-31          1.12%               1.52%      02/2007            22258.894                20350.8962
2007-03-31    2007-04-30          3.55%               3.45%      03/2007           22507.4237                20659.2455
2007-04-30    2007-05-31          4.69%               3.61%      04/2007           23306.4311                21372.8228
2007-05-31    2007-06-30         -2.14%              -2.34%      05/2007           24400.4566                22144.9067
2007-06-30    2007-07-31         -5.48%              -4.95%      06/2007           23878.6342                21627.7995
2007-07-31    2007-08-31         -0.55%               1.19%      07/2007           22571.2297                20556.1917
2007-08-31    2007-09-30          2.52%               3.19%      08/2007           22447.8896                20801.3167
2007-09-30    2007-10-31          0.05%               0.10%      09/2007           23014.2207                21465.3455
2007-10-31    2007-11-30         -5.86%              -5.10%      10/2007           23026.6006                21486.0497
2007-11-30    2007-12-31         -0.45%              -0.96%      11/2007           21677.1923                20391.1786
2007-12-31    2008-01-31         -3.98%              -4.01%      12/2007           21580.1305                20195.7373
2008-01-31    2008-02-29         -3.66%              -4.17%      01/2008           20721.4711                19385.2837
2008-02-29    2008-03-31         -1.77%              -0.58%      02/2008           19963.8305                18576.3629
2008-03-31    2008-04-30          5.62%               4.74%      03/2008           19609.8043                18468.6199
2008-04-30    2008-05-31          2.20%               0.12%      04/2008           20711.9057                19343.8748
2008-05-31    2008-06-30        -11.04%              -9.57%      05/2008           21167.9477                19366.8622
2008-06-30    2008-07-31         -0.81%               0.06%      06/2008           18830.2114                17513.9124
2008-07-31    2008-08-31          2.04%               1.95%      07/2008            18677.534                17524.3396
2008-08-31    2008-09-30         -8.49%              -7.13%      08/2008           19059.2275                17866.0642
2008-09-30    2008-10-31        -22.36%             -17.54%      09/2008           17440.8579                 16592.837
2008-10-31    2008-11-30         -9.92%              -7.53%      10/2008           13540.9593                13682.2128
2008-11-30    2008-12-31          3.34%               1.76%      11/2008           12198.3713                12651.8145
2008-12-31    2009-01-31        -13.04%             -11.73%      12/2008           12606.3337                12874.5332
2009-01-31    2009-02-28        -13.46%             -13.40%      01/2009           10962.5921                11364.9674
2009-02-28    2009-03-31         10.51%               8.58%      02/2009           9487.10741                9841.69646
2009-03-31    2009-04-30         17.25%              11.13%      03/2009           10484.3947                10685.7798
2009-04-30    2009-05-31          7.51%               5.85%      04/2009           12292.4976                11875.2023
2009-05-31    2009-06-30         -1.31%              -0.70%      05/2009           13216.0609                12569.7295
2009-06-30    2009-07-31         10.13%               8.44%      06/2009           13042.4131                12481.8663
2009-07-31    2009-08-31          6.65%               5.19%      07/2009           14363.6605                13535.8989
2009-08-31    2009-09-30          4.53%               3.95%      08/2009           15318.6216                14238.6048
2009-09-30    2009-10-31         -4.84%              -3.35%      09/2009           16013.3137                14801.6901
2009-10-31    2009-11-30          4.65%               5.44%      10/2009           15238.8994                 14305.911
2009-11-30    2009-12-31          3.61%               2.21%      11/2009           15947.6854                15084.7915
2009-12-31    2010-01-31         -2.79%              -2.82%      12/2009           16523.3008                15418.7317
2010-01-31    2010-02-28          4.60%               3.28%      01/2010            16061.756                14983.6177
2010-02-28    2010-03-31          7.88%               6.66%      02/2010           16800.2276                15474.5742
2010-03-31    2010-04-30          3.86%               2.96%      03/2010           18123.8407                16505.0463
2010-04-30    2010-05-31         -8.56%              -8.24%      04/2010           18823.9599                16993.3648
2010-05-31    2010-06-30         -7.65%              -5.89%      05/2010           17212.3647                15593.1645
2010-06-30    2010-07-31          8.00%               6.80%      06/2010           15895.1851                 14674.605
2010-07-31    2010-08-31         -6.56%              -4.53%      07/2010              17166.8                15672.3224
2010-08-31    2010-09-30          9.93%               7.99%      08/2010            16040.891                14961.7412
2010-09-30    2010-10-31          3.84%               3.07%      09/2010           17634.0379                16156.5291
2010-10-31    2010-11-30          0.22%              -0.29%      10/2010            18311.759                16652.4262
2010-11-30    2010-12-31          9.46%               7.92%      11/2010           18351.6249                16604.8873
2010-12-31    2011-01-31          2.46%               2.08%      12/2010           20087.5673                17920.7301
2011-01-31    2011-02-28          5.65%               3.80%      01/2011           20581.7429                18293.6812
2011-02-28    2011-03-31          0.62%               0.48%      02/2011           21743.7232                18988.9583
2011-03-31    2011-04-30          2.32%               2.58%      03/2011           21879.0289                19079.7873
2011-04-30    2011-05-31         -1.55%              -1.12%      04/2011           22387.5323                19571.3266
2011-05-31    2011-06-30         -1.75%              -2.08%      05/2011           22039.6089                19352.6553
2011-06-30    2011-07-31         -4.28%              -3.32%      06/2011            21653.044                18949.1957
2011-07-31    2011-08-31         -8.35%              -6.45%      07/2011           20726.7824                18320.8629
2011-08-31    2011-09-30        -10.16%              -7.83%      08/2011           18995.0758                17138.6225
2011-09-30    2011-10-31         13.90%              11.68%      09/2011           17064.9181                15797.4558
2011-10-31    2011-11-30         -0.76%              -0.49%      10/2011           19437.2921                17642.1459
2011-11-30    2011-12-31          0.94%               1.98%      11/2011           19289.0188                17555.1451
2011-12-31    2012-01-31          5.23%               4.01%      12/2011           19470.9615                17902.6464
2012-01-31    2012-02-29          5.30%               3.79%      01/2012           20488.6076                18620.1568
2012-02-29    2012-03-31          2.10%               2.98%      02/2012           21574.0968                 19325.044
2012-03-31    2012-04-30         -1.85%              -1.05%      03/2012           22027.1456                19900.0055
2012-04-30    2012-05-31         -7.05%              -5.88%      04/2012           21618.9835                19690.3481
2012-05-31    2012-06-30          5.25%               4.95%      05/2012           20095.1785                18531.8864
2012-06-30    2012-07-31          0.84%               0.88%      06/2012           21150.6064                19449.5979
2012-07-31    2012-08-31          3.78%               2.24%      07/2012           21328.3426                19620.5641
2012-08-31    2012-09-30          3.60%               3.20%      08/2012           22134.9914                20059.9911
2012-09-30    2012-10-31          0.30%              -0.55%      09/2012           22932.9552                20702.6588
                                                              10/31/2012           23001.5756                20589.0273

                   AVERAGE ANNUAL   ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                   ------  ------  -----
                                   18.34%  -0.02%  8.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                                TAX-MANAGED
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     U.S. EQUITY PORTFOLIO   RUSSELL 3000 (R) INDEX
----------    -----------   -----------   -----------------   ----------   ---------------------   ----------------------
2002-10-31    2002-11-30          5.15%               6.05%      10/2002              10000               10000
2002-11-30    2002-12-31         -5.86%              -5.65%      11/2002         10514.5414               10605
2002-12-31    2003-01-31         -2.50%              -2.45%      12/2002         9898.56676          10005.8175
2003-01-31    2003-02-28         -1.75%              -1.65%      01/2003         9651.10259          9760.67497
2003-02-28    2003-03-31          1.07%               1.05%      02/2003         9482.37702          9599.62383
2003-03-31    2003-04-30          7.98%               8.17%      03/2003         9583.61236          9700.41988
2003-04-30    2003-05-31          5.98%               6.04%      04/2003         10348.5016          10492.9442
2003-05-31    2003-06-30          1.13%               1.35%      05/2003          10967.162           11126.718
2003-06-30    2003-07-31          3.14%               2.29%      06/2003         11090.8941          11276.9287
2003-07-31    2003-08-31          2.85%               2.22%      07/2003         11439.5936          11535.1704
2003-08-31    2003-09-30         -2.10%              -1.09%      08/2003         11765.7964          11791.2512
2003-09-30    2003-10-31          6.54%               6.05%      09/2003         11518.3322          11662.7265
2003-10-31    2003-11-30          1.28%               1.38%      10/2003         12271.9731          12368.3215
2003-11-30    2003-12-31          4.03%               4.57%      11/2003         12429.4503          12539.0043
2003-12-31    2004-01-31          2.01%               2.09%      12/2003         12930.3617          13112.0368
2004-01-31    2004-02-29          1.46%               1.35%      01/2004         13190.7806          13386.0784
2004-02-29    2004-03-31         -1.27%              -1.19%      02/2004         13383.2641          13566.7904
2004-03-31    2004-04-30         -1.63%              -2.07%      03/2004         13213.4257          13405.3456
2004-04-30    2004-05-31          1.48%               1.45%      04/2004         12998.2971           13127.855
2004-05-31    2004-06-30          1.84%               1.99%      05/2004         13190.7806          13318.2089
2004-06-30    2004-07-31         -3.97%              -3.78%      06/2004         13433.0833          13583.2412
2004-07-31    2004-08-31          0.00%               0.41%      07/2004         12899.3936          13069.7947
2004-08-31    2004-09-30          1.77%               1.54%      08/2004         12899.3936          13123.3809
2004-09-30    2004-10-31          1.39%               1.64%      09/2004         13127.8461          13325.4809
2004-10-31    2004-11-30          4.62%               4.65%      10/2004         13310.0192          13544.0188
2004-11-30    2004-12-31          3.45%               3.56%      11/2004         13924.8533          14173.8157
2004-12-31    2005-01-31         -2.39%              -2.66%      12/2004         14405.7631          14678.4035
2005-01-31    2005-02-28          2.12%               2.20%      01/2005         14061.9501           14287.958
2005-02-28    2005-03-31         -1.68%              -1.69%      02/2005         14359.9214          14602.2931
2005-03-31    2005-04-30         -2.36%              -2.17%      03/2005         14118.3604          14355.5143
2005-04-30    2005-05-31          3.83%               3.79%      04/2005         13785.4885          14043.9997
2005-05-31    2005-06-30          0.63%               0.70%      05/2005         14313.4922           14576.134
2005-06-30    2005-07-31          4.24%               4.10%      06/2005         14403.1281          14677.9497
2005-07-31    2005-08-31         -0.77%              -0.95%      07/2005         15013.3326          15280.1519
2005-08-31    2005-09-30          0.85%               0.88%      08/2005         14898.1997           15134.451
2005-09-30    2005-10-31         -1.92%              -1.87%      09/2005         15024.7752          15266.9016
2005-10-31    2005-11-30          3.92%               3.89%      10/2005         14736.0593          14980.9589
2005-11-30    2005-12-31         -0.04%               0.08%      11/2005         15313.4911          15563.7182
2005-12-31    2006-01-31          3.11%               3.34%      12/2005         15307.2642          15576.5436
2006-01-31    2006-02-28          0.22%               0.18%      01/2006         15783.0776          16096.9259
2006-02-28    2006-03-31          1.60%               1.73%      02/2006         15817.8932          16125.5445
2006-03-31    2006-04-30          1.09%               1.08%      03/2006         16071.5097          16404.3113
2006-04-30    2006-05-31         -3.22%              -3.20%      04/2006         16245.9472          16582.2768
2006-05-31    2006-06-30          0.00%               0.18%      05/2006         15722.6347           16051.401
2006-06-30    2006-07-31         -0.15%              -0.09%      06/2006         15722.2001          16079.7547
2006-07-31    2006-08-31          2.30%               2.45%      07/2006         15698.8561          16064.7034
2006-08-31    2006-09-30          2.26%               2.24%      08/2006         16060.6885          16457.7327
2006-09-30    2006-10-31          3.21%               3.60%      09/2006         16424.1467          16826.1182
2006-10-31    2006-11-30          1.94%               2.18%      10/2006         16951.3126          17431.8151
2006-11-30    2006-12-31          1.33%               1.20%      11/2006          17279.327           17811.077
2006-12-31    2007-01-31          1.75%               1.90%      12/2006         17509.9873          18024.4036
2007-01-31    2007-02-28         -1.59%              -1.64%      01/2007         17816.1471          18367.4821
2007-02-28    2007-03-31          1.16%               1.04%      02/2007         17533.5381          18066.1779
2007-03-31    2007-04-30          3.99%               3.99%      03/2007         17736.8777          18254.2167
2007-04-30    2007-05-31          3.65%               3.64%      04/2007         18445.4081          18983.4148
2007-05-31    2007-06-30         -1.66%              -1.87%      05/2007         19118.5119          19675.2144
2007-06-30    2007-07-31         -3.40%              -3.41%      06/2007         18801.8968          19306.8144
2007-07-31    2007-08-31          1.37%               1.44%      07/2007         18161.7313          18648.3955
2007-08-31    2007-09-30          3.55%               3.65%      08/2007         18410.6846          18916.0818
2007-09-30    2007-10-31          1.69%               1.83%      09/2007         19063.8531          19605.7067
2007-10-31    2007-11-30         -4.42%              -4.50%      10/2007          19385.154          19965.3562
2007-11-30    2007-12-31         -0.53%              -0.61%      11/2007         18528.3516          19066.5404
2007-12-31    2008-01-31         -6.04%              -6.06%      12/2007         18429.6017          18951.1631
2008-01-31    2008-02-29         -2.90%              -3.11%      01/2008         17316.6452          17802.5038
2008-02-29    2008-03-31         -0.54%              -0.59%      02/2008         16814.0197           17249.564
2008-03-31    2008-04-30          4.95%               5.00%      03/2008          16723.907          17147.7916
2008-04-30    2008-05-31          2.05%               2.05%      04/2008         17552.2987          18005.3329
2008-05-31    2008-06-30         -7.90%              -8.25%      05/2008          17912.469          18374.2015
2008-06-30    2008-07-31         -0.58%              -0.80%      06/2008         16498.1564          16857.9467
2008-07-31    2008-08-31          1.54%               1.55%      07/2008         16401.7464          16723.4954
2008-08-31    2008-09-30         -9.12%              -9.40%      08/2008         16654.8226          16982.7095
2008-09-30    2008-10-31        -17.12%             -17.74%      09/2008         15135.4081          15385.9246
2008-10-31    2008-11-30         -6.95%              -7.89%      10/2008         12544.2262          12657.0809
2008-11-30    2008-12-31          1.79%               1.91%      11/2008         11672.4267          11657.9414
2008-12-31    2009-01-31         -8.34%              -8.39%      12/2008          11881.528          11880.9652
2009-01-31    2009-02-28        -10.11%             -10.48%      01/2009          10890.381          10883.9088
2009-02-28    2009-03-31          8.21%               8.76%      02/2009         9789.10649          9743.76199
2009-03-31    2009-04-30          8.25%              10.52%      03/2009         10592.4014          10597.2557
2009-04-30    2009-05-31          4.83%               5.34%      04/2009         11465.8747          11712.4435
2009-05-31    2009-06-30          0.52%               0.34%      05/2009         12019.4846          12337.4706
2009-06-30    2009-07-31          7.47%               7.78%      06/2009         12081.9859          12379.4181
2009-07-31    2009-08-31          2.95%               3.57%      07/2009         12984.7341          13342.9817
2009-08-31    2009-09-30          4.04%               4.19%      08/2009         13368.0929          13819.7502
2009-09-30    2009-10-31         -2.32%              -2.57%      09/2009         13908.6205          14398.7439
2009-10-31    2009-11-30          5.58%               5.68%      10/2009         13585.7418          14028.4123
2009-11-30    2009-12-31          2.84%               2.85%      11/2009         14343.2648          14825.5598
2009-12-31    2010-01-31         -3.64%              -3.60%      12/2009         14751.2936          15248.0477
2010-01-31    2010-02-28          3.34%               3.39%      01/2010         14214.2016          14698.3915
2010-02-28    2010-03-31          6.24%               6.30%      02/2010          14688.841          15196.6931
2010-03-31    2010-04-30          2.01%               2.16%      03/2010         15605.4472          16154.4891
2010-04-30    2010-05-31         -7.87%              -7.90%      04/2010         15918.5581          16503.1149
2010-05-31    2010-06-30         -5.67%              -5.75%      05/2010         14666.1145           15199.416
2010-06-30    2010-07-31          7.00%               6.94%      06/2010         13834.1309           14325.633
2010-07-31    2010-08-31         -4.84%              -4.71%      07/2010         14802.5201           15320.152
2010-08-31    2010-09-30          9.51%               9.44%      08/2010         14085.6606          14598.9871
2010-09-30    2010-10-31          4.01%               3.91%      09/2010         15425.5057          15977.3794
2010-10-31    2010-11-30          0.63%               0.58%      10/2010         16044.5473           16601.727
2010-11-30    2010-12-31          6.71%               6.78%      11/2010         16145.6153          16697.5683
2010-12-31    2011-01-31          2.14%               2.18%      12/2010         17228.9937          17829.4829
2011-01-31    2011-02-28          3.61%               3.64%      01/2011         17597.4603          18218.9075
2011-02-28    2011-03-31          0.45%               0.45%      02/2011         18232.7477          18882.2251
2011-03-31    2011-04-30          2.99%               2.98%      03/2011         18315.6779          18967.3946
2011-04-30    2011-05-31         -1.22%              -1.14%      04/2011          18863.365           19531.952
2011-05-31    2011-06-30         -1.66%              -1.80%      05/2011         18634.1006           19309.092
2011-06-30    2011-07-31         -2.30%              -2.29%      06/2011          18324.579          18962.3202
2011-07-31    2011-08-31         -6.00%              -6.00%      07/2011         17902.5894          18528.0849
2011-08-31    2011-09-30         -7.41%              -7.76%      08/2011          16828.434          17416.4891
2011-09-30    2011-10-31         11.13%              11.51%      09/2011         15580.7141          16065.0464
2011-10-31    2011-11-30         -0.07%              -0.27%      10/2011         17314.7589          17914.0143
2011-11-30    2011-12-31          0.75%               0.82%      11/2011         17301.9141          17865.5971
2011-12-31    2012-01-31          4.82%               5.05%      12/2011         17432.1248          18012.4432
2012-01-31    2012-02-29          4.39%               4.23%      01/2012         18272.6946          18921.4005
2012-02-29    2012-03-31          2.98%               3.08%      02/2012         19074.4689          19721.8328
2012-03-31    2012-04-30         -0.73%              -0.66%      03/2012         19643.6853          20330.1877
2012-04-30    2012-05-31         -6.25%              -6.18%      04/2012         19501.0579          20196.8482
2012-05-31    2012-06-30          3.83%               3.92%      05/2012         18282.2418          18948.2999
2012-06-30    2012-07-31          1.10%               0.99%      06/2012         18982.2445          19690.4155
2012-07-31    2012-08-31          2.51%               2.50%      07/2012         19190.6974          19885.4478
2012-08-31    2012-09-30          2.70%               2.63%      08/2012         19672.7448          20381.7513
2012-09-30    2012-10-31         -1.81%              -1.72%      09/2012         20203.6807          20916.9761
                                                              10/31/2012         19837.2927          20556.1884

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN      YEAR   YEARS  YEARS
                                    -----  ------  -----
                                   14.57%   0.46%  7.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS. RUSSELL 2000(R) VALUE INDEX OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                              TAX-MANAGED U.S.
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     TARGETED VALUE PORTFOLIO  RUSSELL 2000 (R) VALUE INDEX
----------    -----------   -----------   -----------------   ----------   ------------------------  -----------------------------
2002-10-31    2002-11-30          8.90%               7.98%      10/2002             10000                       10000
2002-11-30    2002-12-31         -4.36%              -4.27%      11/2002        10889.7959                       10798
2002-12-31    2003-01-31         -2.83%              -2.82%      12/2002        10415.1302                  10336.9254
2003-01-31    2003-02-28         -4.04%              -3.36%      01/2003        10120.8251                  10045.4241
2003-02-28    2003-03-31          0.00%               1.07%      02/2003          9712.068                  9707.89785
2003-03-31    2003-04-30         10.61%               9.50%      03/2003          9712.068                  9811.77236
2003-04-30    2003-05-31         11.49%              10.21%      04/2003        10742.1358                  10743.8907
2003-05-31    2003-06-30          3.55%               1.69%      05/2003        11976.5822                   11840.842
2003-06-30    2003-07-31          6.20%               4.99%      06/2003        12401.6895                  12040.9522
2003-07-31    2003-08-31          5.09%               3.80%      07/2003        13170.1528                  12641.7957
2003-08-31    2003-09-30         -1.00%              -1.15%      08/2003        13840.5144                   13122.184
2003-09-30    2003-10-31          9.90%               8.15%      09/2003         13701.537                  12971.2788
2003-10-31    2003-11-30          4.34%               3.84%      10/2003        15058.6105                  14028.4381
2003-11-30    2003-12-31          3.91%               3.62%      11/2003        15712.6218                  14567.1301
2003-12-31    2004-01-31          4.12%               3.46%      12/2003         16326.446                  15094.4602
2004-01-31    2004-02-29          1.54%               1.94%      01/2004        16998.5186                  15616.7285
2004-02-29    2004-03-31          0.90%               1.38%      02/2004        17260.7908                  15919.6931
2004-03-31    2004-04-30         -4.00%              -5.17%      03/2004        17416.5149                  16139.3848
2004-04-30    2004-05-31          0.49%               1.21%      04/2004        16719.8543                  15304.9786
2004-05-31    2004-06-30          5.23%               5.08%      05/2004        16801.8144                  15490.1689
2004-06-30    2004-07-31         -5.80%              -4.60%      06/2004        17680.1505                  16277.0694
2004-07-31    2004-08-31         -1.23%               0.98%      07/2004        16654.6198                  15528.3243
2004-08-31    2004-09-30          5.15%               3.96%      08/2004        16449.5136                  15680.5018
2004-09-30    2004-10-31          0.90%               1.55%      09/2004        17296.5102                  16301.4497
2004-10-31    2004-11-30          9.69%               8.87%      10/2004        17452.4825                  16554.1222
2004-11-30    2004-12-31          3.82%               2.39%      11/2004        19143.5509                  18022.4728
2004-12-31    2005-01-31         -3.07%              -3.87%      12/2004        19875.1913                  18453.2099
2005-01-31    2005-02-28          2.48%               1.99%      01/2005        19264.2907                  17739.0707
2005-02-28    2005-03-31         -2.29%              -2.06%      02/2005        19741.2953                  18092.0782
2005-03-31    2005-04-30         -6.85%              -5.16%      03/2005        19289.3962                  17719.3814
2005-04-30    2005-05-31          6.01%               6.10%      04/2005        17967.1729                  16805.0613
2005-05-31    2005-06-30          4.00%               4.42%      05/2005        19046.7097                  17830.0251
2005-06-30    2005-07-31          7.10%               5.69%      06/2005        19808.7163                  18618.4838
2005-07-31    2005-08-31         -1.18%              -2.30%      07/2005        21215.8471                  19677.8861
2005-08-31    2005-09-30          0.63%              -0.17%      08/2005        20964.5737                  19226.1098
2005-09-30    2005-10-31         -2.74%              -2.51%      09/2005         21096.911                  19194.3204
2005-10-31    2005-11-30          4.58%               4.06%      10/2005         20518.569                  18712.2218
2005-11-30    2005-12-31          0.20%              -0.77%      11/2005        21457.3271                  19471.2957
2005-12-31    2006-01-31          8.66%               8.27%      12/2005        21499.2971                   19321.804
2006-01-31    2006-02-28         -0.67%              -0.01%      01/2006        23360.4303                  20919.5884
2006-02-28    2006-03-31          5.42%               4.84%      02/2006        23204.5718                   20918.162
2006-03-31    2006-04-30          1.13%               0.27%      03/2006        24463.4001                  21931.3474
2006-04-30    2006-05-31         -4.56%              -4.14%      04/2006        24738.7855                  21989.9947
2006-05-31    2006-06-30          0.03%               1.23%      05/2006        23609.7055                  21079.3913
2006-06-30    2006-07-31         -3.70%              -1.39%      06/2006        23617.9598                  21338.3527
2006-07-31    2006-08-31          1.94%               2.99%      07/2006        22744.2424                  21042.4259
2006-08-31    2006-09-30          1.01%               0.98%      08/2006        23185.6996                  21671.3671
2006-09-30    2006-10-31          5.12%               5.09%      09/2006        23420.5826                  21882.9297
2006-10-31    2006-11-30          2.58%               2.85%      10/2006        24619.2738                  22996.6872
2006-11-30    2006-12-31          1.18%               0.87%      11/2006        25255.5022                  23652.4193
2006-12-31    2007-01-31          2.06%               1.50%      12/2006        25552.4343                  23858.4881
2007-01-31    2007-02-28         -0.51%              -1.23%      01/2007        26079.9161                  24215.8761
2007-02-28    2007-03-31          1.21%               1.21%      02/2007        25948.0457                  23918.4793
2007-03-31    2007-04-30          1.93%               1.04%      03/2007        26262.1903                   24207.136
2007-04-30    2007-05-31          3.83%               3.67%      04/2007        26769.9666                  24458.3304
2007-05-31    2007-06-30         -1.51%              -2.33%      05/2007        27795.6747                  25355.1099
2007-06-30    2007-07-31         -7.29%              -8.51%      06/2007        27375.9994                  24764.1251
2007-07-31    2007-08-31         -0.12%               2.00%      07/2007        25380.5751                  22656.3737
2007-08-31    2007-09-30          0.04%               0.45%      08/2007        25350.0329                  23110.3156
2007-09-30    2007-10-31          0.89%               1.09%      09/2007        25360.1475                  23214.6644
2007-10-31    2007-11-30         -7.79%              -7.49%      10/2007        25584.9353                  23467.4926
2007-11-30    2007-12-31         -0.95%              -0.85%      11/2007        23592.4982                  21709.3184
2007-12-31    2008-01-31         -4.77%              -4.10%      12/2007        23368.3366                  21525.7807
2008-01-31    2008-02-29         -2.70%              -3.97%      01/2008        22253.9979                  20642.4418
2008-02-29    2008-03-31          0.91%               1.51%      02/2008        21653.1291                  19822.0514
2008-03-31    2008-04-30          3.00%               3.16%      03/2008         21849.444                  20121.3644
2008-04-30    2008-05-31          4.13%               3.42%      04/2008        22505.9121                  20758.0205
2008-05-31    2008-06-30         -9.42%              -9.60%      05/2008        23435.9084                  21467.7223
2008-06-30    2008-07-31          0.67%               5.13%      06/2008        21227.7515                  19407.8894
2008-07-31    2008-08-31          3.44%               4.75%      07/2008        21370.2932                  20402.8025
2008-08-31    2008-09-30         -8.54%              -4.69%      08/2008        22104.9313                  21371.9356
2008-09-30    2008-10-31        -21.64%             -19.98%      09/2008        20217.2072                  20370.1212
2008-10-31    2008-11-30        -12.98%             -11.58%      10/2008        15841.7594                  16300.6447
2008-11-30    2008-12-31          5.50%               6.15%      11/2008        13785.9586                  14412.8814
2008-12-31    2009-01-31        -13.58%             -14.28%      12/2008        14544.4579                  15299.5089
2009-01-31    2009-02-28        -13.86%             -13.89%      01/2009        12569.6955                  13113.9918
2009-02-28    2009-03-31          9.09%               8.88%      02/2009        10827.9107                  11292.4502
2009-03-31    2009-04-30         18.74%              15.87%      03/2009        11811.8866                  12295.0547
2009-04-30    2009-05-31          4.04%               2.16%      04/2009         14025.225                  14245.9641
2009-05-31    2009-06-30         -0.44%              -0.32%      05/2009        14592.4625                  14554.0027
2009-06-30    2009-07-31         11.73%              11.56%      06/2009        14528.9102                   14508.119
2009-07-31    2009-08-31          4.80%               4.73%      07/2009        16233.6059                  16185.8597
2009-08-31    2009-09-30          5.30%               5.02%      08/2009        17013.5321                   16951.943
2009-09-30    2009-10-31         -6.79%              -6.64%      09/2009        17914.6486                  17802.1551
2009-10-31    2009-11-30          3.34%               3.18%      10/2009        16698.0151                  16619.9642
2009-11-30    2009-12-31          7.58%               7.57%      11/2009        17256.1038                  17148.8548
2009-12-31    2010-01-31         -2.47%              -2.93%      12/2009        18564.7496                  18447.7194
2010-01-31    2010-02-28          5.75%               4.64%      01/2010        18105.6695                  17907.0154
2010-02-28    2010-03-31          8.11%               8.32%      02/2010        19146.9974                  18737.3429
2010-03-31    2010-04-30          7.41%               7.00%      03/2010        20699.0266                  20295.8506
2010-04-30    2010-05-31         -8.51%              -8.45%      04/2010        22233.5324                  21715.9329
2010-05-31    2010-06-30         -9.05%              -8.73%      05/2010        20340.6019                  19880.9768
2010-06-30    2010-07-31          7.82%               7.14%      06/2010        18499.9639                  18145.4653
2010-07-31    2010-08-31         -7.87%              -7.52%      07/2010        19946.3247                  19440.7241
2010-08-31    2010-09-30         11.81%              10.74%      08/2010        18376.6308                   17978.906
2010-09-30    2010-10-31          4.37%               3.87%      09/2010        20546.2059                  19909.2802
2010-10-31    2010-11-30          3.88%               2.54%      10/2010        21444.8918                  20680.6323
2010-11-30    2010-12-31          8.70%               8.31%      11/2010        22276.1762                  21206.2354
2010-12-31    2011-01-31          0.42%               0.05%      12/2010        24214.0352                  22968.1423
2011-01-31    2011-02-28          5.66%               5.08%      01/2011        24315.5379                  22980.6742
2011-02-28    2011-03-31          1.84%               1.39%      02/2011        25691.4635                  24147.5498
2011-03-31    2011-04-30          1.77%               1.62%      03/2011        26165.1428                  24483.1098
2011-04-30    2011-05-31         -2.37%              -1.79%      04/2011         26627.544                  24880.9149
2011-05-31    2011-06-30         -1.99%              -2.46%      05/2011        25995.9716                  24435.2112
2011-06-30    2011-07-31         -3.15%              -3.31%      06/2011        25479.5444                  23834.3689
2011-07-31    2011-08-31        -10.06%              -8.83%      07/2011        24678.0169                  23046.2218
2011-08-31    2011-09-30        -11.90%             -10.92%      08/2011        22194.4105                  21010.5963
2011-09-30    2011-10-31         15.79%              14.41%      09/2011        19554.3021                  18716.0314
2011-10-31    2011-11-30         -0.20%              -0.20%      10/2011        22641.8235                   21413.067
2011-11-30    2011-12-31          0.98%               1.57%      11/2011        22596.5851                  21370.2756
2011-12-31    2012-01-31          6.42%               6.65%      12/2011        22817.2263                  21704.7391
2012-01-31    2012-02-29          3.74%               1.49%      01/2012        24282.3443                  23147.4867
2012-02-29    2012-03-31          2.04%               3.10%      02/2012        25190.9447                  23491.8428
2012-03-31    2012-04-30         -1.63%              -1.45%      03/2012        25705.5293                  24220.4335
2012-04-30    2012-05-31         -7.32%              -6.11%      04/2012        25285.2444                   23869.978
2012-05-31    2012-06-30          3.95%               4.82%      05/2012        23433.7193                  22411.3443
2012-06-30    2012-07-31         -0.37%              -1.02%      06/2012        24359.9768                  23491.8676
2012-07-31    2012-08-31          4.51%               3.08%      07/2012        24268.7836                  23251.8041
2012-08-31    2012-09-30          3.24%               3.56%      08/2012        25363.1017                  23969.1165
2012-09-30    2012-10-31         -0.22%              -1.25%      09/2012        26183.8254                  24823.0361
                                                              10/31/2012        26126.7551                  24511.7359

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN      YEAR   YEARS  YEARS
                                    -----  ------  -----
                                   15.39%   0.42% 10.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS. RUSSELL 2000(R) INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                               TAX-MANAGED U.S.
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE        SMALL CAP PORTFOLIO       RUSSELL 2000 (R) INDEX
----------    -----------   -----------   -----------------   ----------      -------------------       -----------------------
2002-10-31    2002-11-30          8.28%               8.92%      10/2002                 10000                      10000
2002-11-30    2002-12-31         -5.26%              -5.57%      11/2002            10828.3003                      10892
2002-12-31    2003-01-31         -2.86%              -2.77%      12/2002            10258.5969                 10285.3156
2003-01-31    2003-02-28         -3.29%              -3.02%      01/2003             9965.0007                 10000.4124
2003-02-28    2003-03-31          0.81%               1.29%      02/2003            9636.86376                  9698.3999
2003-03-31    2003-04-30         10.04%               9.48%      03/2003            9714.58041                 9823.50926
2003-04-30    2003-05-31         11.23%              10.73%      04/2003             10690.356                 10754.7779
2003-05-31    2003-06-30          2.98%               1.81%      05/2003            11890.6464                 11908.7656
2003-06-30    2003-07-31          6.21%               6.26%      06/2003            12244.6889                 12124.3143
2003-07-31    2003-08-31          5.58%               4.58%      07/2003             13004.585                 12883.2963
2003-08-31    2003-09-30         -1.19%              -1.85%      08/2003            13729.9403                 13473.3513
2003-09-30    2003-10-31          9.42%               8.40%      09/2003            13565.8718                 13224.0943
2003-10-31    2003-11-30          3.78%               3.55%      10/2003            14843.8789                 14334.9182
2003-11-30    2003-12-31          1.93%               2.03%      11/2003            15405.1657                 14843.8078
2003-12-31    2004-01-31          4.57%               4.34%      12/2003            15702.4259                 15145.1371
2004-01-31    2004-02-29          0.84%               0.90%      01/2004            16419.7078                 15802.4361
2004-02-29    2004-03-31          0.68%               0.93%      02/2004            16557.9791                  15944.658
2004-03-31    2004-04-30         -4.35%              -5.10%      03/2004            16670.3244                 16092.9433
2004-04-30    2004-05-31          1.03%               1.59%      04/2004            15944.4005                 15272.2032
2004-05-31    2004-06-30          3.81%               4.21%      05/2004            16108.5976                 15515.0313
2004-06-30    2004-07-31         -7.29%              -6.73%      06/2004            16722.1761                 16168.2141
2004-07-31    2004-08-31         -1.45%              -0.51%      07/2004             15503.661                 15080.0933
2004-08-31    2004-09-30          5.03%               4.69%      08/2004            15278.9702                 15003.1848
2004-09-30    2004-10-31          1.88%               1.97%      09/2004            16048.1039                 15706.8342
2004-10-31    2004-11-30          8.51%               8.67%      10/2004            16350.5722                 16016.2588
2004-11-30    2004-12-31          4.09%               2.96%      11/2004            17741.9264                 17404.8684
2004-12-31    2005-01-31         -3.51%              -4.17%      12/2004            18467.4122                 17920.0525
2005-01-31    2005-02-28          1.94%               1.69%      01/2005            17818.6741                 17172.7863
2005-02-28    2005-03-31         -2.86%              -2.86%      02/2005            18164.6677                 17463.0064
2005-03-31    2005-04-30         -6.18%              -5.73%      03/2005            17645.6772                 16963.5644
2005-04-30    2005-05-31          6.79%               6.55%      04/2005            16555.7972                 15991.5522
2005-05-31    2005-06-30          3.56%               3.86%      05/2005            17680.2766                 17038.2117
2005-06-30    2005-07-31          7.04%               6.34%      06/2005            18309.2968                 17695.4133
2005-07-31    2005-08-31         -1.15%              -1.85%      07/2005             19598.562                 18816.4868
2005-08-31    2005-09-30          0.94%               0.31%      08/2005            19373.5896                 18467.6003
2005-09-30    2005-10-31         -3.05%              -3.10%      09/2005            19555.2905                 18525.5593
2005-10-31    2005-11-30          4.79%               4.85%      10/2005            18957.9841                 17950.3663
2005-11-30    2005-12-31          0.06%              -0.46%      11/2005            19866.9285                 18821.7498
2005-12-31    2006-01-31          8.98%               8.97%      12/2005            19878.3198                 18735.7439
2006-01-31    2006-02-28         -0.56%              -0.28%      01/2006            21664.1611                 20415.8219
2006-02-28    2006-03-31          4.60%               4.85%      02/2006            21542.7932                  20359.595
2006-03-31    2006-04-30          0.50%              -0.02%      03/2006            22533.8309                 21347.3628
2006-04-30    2006-05-31         -5.67%              -5.62%      04/2006            22646.5434                 21343.8986
2006-05-31    2006-06-30         -0.44%               0.64%      05/2006            21363.3549                 20145.2134
2006-06-30    2006-07-31         -4.00%              -3.25%      06/2006            21270.0494                 20274.7884
2006-07-31    2006-08-31          2.25%               2.96%      07/2006            20419.5945                 19615.0551
2006-08-31    2006-09-30          0.69%               0.83%      08/2006            20879.5344                 20195.7776
2006-09-30    2006-10-31          5.41%               5.76%      09/2006            21024.0962                 20363.9253
2006-10-31    2006-11-30          2.98%               2.63%      10/2006            22162.1775                 21536.4388
2006-11-30    2006-12-31          0.59%               0.33%      11/2006            22822.4384                 22102.9618
2006-12-31    2007-01-31          1.82%               1.67%      12/2006            22956.5201                  22176.967
2007-01-31    2007-02-28         -0.22%              -0.79%      01/2007            23374.2278                 22548.0879
2007-02-28    2007-03-31          1.37%               1.07%      02/2007            23322.0144                 22369.1651
2007-03-31    2007-04-30          2.28%               1.80%      03/2007            23640.8958                 22608.6376
2007-04-30    2007-05-31          4.18%               4.10%      04/2007            24180.7615                 23014.7434
2007-05-31    2007-06-30         -1.03%              -1.46%      05/2007             25190.833                 23958.4963
2007-06-30    2007-07-31         -5.98%              -6.84%      06/2007            24932.3381                 23608.0126
2007-07-31    2007-08-31          0.71%               2.27%      07/2007             23441.107                 21993.3485
2007-08-31    2007-09-30          1.65%               1.72%      08/2007            23606.7993                 22491.8451
2007-09-30    2007-10-31          2.15%               2.87%      09/2007            23997.3468                 22877.9141
2007-10-31    2007-11-30         -7.77%              -7.18%      10/2007            24513.1368                 23534.2932
2007-11-30    2007-12-31         -0.11%              -0.06%      11/2007            22607.3366                 21844.3955
2007-12-31    2008-01-31         -7.29%              -6.82%      12/2007            22582.3496                 21830.7651
2008-01-31    2008-02-29         -2.61%              -3.71%      01/2008            20935.1214                 20342.0288
2008-02-29    2008-03-31          0.01%               0.42%      02/2008            20389.2376                 19588.0138
2008-03-31    2008-04-30          3.15%               4.19%      03/2008            20391.0782                 19670.2834
2008-04-30    2008-05-31          4.61%               4.59%      04/2008            21033.6945                 20493.8858
2008-05-31    2008-06-30         -7.89%              -7.70%      05/2008            22002.4146                 21435.3106
2008-06-30    2008-07-31          2.47%               3.70%      06/2008            20266.7704                 19785.0528
2008-07-31    2008-08-31          2.45%               3.61%      07/2008            20766.4727                 20517.2251
2008-08-31    2008-09-30         -9.20%              -7.97%      08/2008            21275.7846                 21257.8969
2008-09-30    2008-10-31        -21.05%             -20.80%      09/2008            19318.8928                 19564.0607
2008-10-31    2008-11-30        -12.63%             -11.83%      10/2008            15252.7717                 15494.1603
2008-11-30    2008-12-31          4.34%               5.80%      11/2008            13325.7001                 13661.4046
2008-12-31    2009-01-31        -11.73%             -11.12%      12/2008            13903.4283                 14454.3276
2009-01-31    2009-02-28        -12.26%             -12.15%      01/2009            12272.2999                 12846.6982
2009-02-28    2009-03-31          9.72%               8.93%      02/2009            10767.3897                 11285.5235
2009-03-31    2009-04-30         16.38%              15.46%      03/2009            11813.4869                 12292.9478
2009-04-30    2009-05-31          3.04%               3.01%      04/2009            13748.3708                 14193.2203
2009-05-31    2009-06-30          2.46%               1.47%      05/2009            14166.4612                 14621.1322
2009-06-30    2009-07-31          9.46%               9.63%      06/2009            14514.7452                 14835.8875
2009-07-31    2009-08-31          1.84%               2.87%      07/2009            15888.2882                  16264.739
2009-08-31    2009-09-30          5.37%               5.77%      08/2009            16180.5314                 16731.1224
2009-09-30    2009-10-31         -6.98%              -6.79%      09/2009            17050.0729                 17696.1241
2009-10-31    2009-11-30          2.34%               3.14%      10/2009            15860.0792                 16494.6437
2009-11-30    2009-12-31          8.16%               8.05%      11/2009             16230.733                 17012.4178
2009-12-31    2010-01-31         -3.29%              -3.68%      12/2009             17554.427                 18381.8165
2010-01-31    2010-02-28          4.44%               4.50%      01/2010            16977.4291                 17705.1551
2010-02-28    2010-03-31          8.00%               8.14%      02/2010            17730.4603                 18502.6979
2010-03-31    2010-04-30          6.54%               5.66%      03/2010            19149.6118                 20008.6079
2010-04-30    2010-05-31         -7.77%              -7.59%      04/2010            20402.1158                 21140.9797
2010-05-31    2010-06-30         -7.68%              -7.75%      05/2010            18816.9154                  19537.366
2010-06-30    2010-07-31          7.10%               6.87%      06/2010            17371.5578                 18023.3375
2010-07-31    2010-08-31         -7.89%              -7.40%      07/2010            18605.3888                 19261.8884
2010-08-31    2010-09-30         12.42%              12.46%      08/2010            17136.5423                 17835.7781
2010-09-30    2010-10-31          4.23%               4.09%      09/2010            19265.5984                 20058.0511
2010-10-31    2010-11-30          4.30%               3.47%      10/2010            20079.7759                 20878.8555
2010-11-30    2010-12-31          7.79%               7.94%      11/2010            20943.0003                 21602.8004
2010-12-31    2011-01-31         -0.09%              -0.26%      12/2010            22574.6984                 23318.2332
2011-01-31    2011-02-28          5.72%               5.48%      01/2011            22555.0169                 23258.1475
2011-02-28    2011-03-31          3.10%               2.59%      02/2011            23844.1561                 24533.6587
2011-03-31    2011-04-30          2.08%               2.64%      03/2011            24584.5067                  25169.472
2011-04-30    2011-05-31         -2.08%              -1.87%      04/2011            25096.4788                 25834.0982
2011-05-31    2011-06-30         -1.61%              -2.31%      05/2011            24574.6611                  25349.741
2011-06-30    2011-07-31         -3.14%              -3.61%      06/2011            24179.4431                 24765.2826
2011-07-31    2011-08-31         -9.13%              -8.70%      07/2011            23420.4471                 23870.1356
2011-08-31    2011-09-30        -11.12%             -11.21%      08/2011            21281.4584                 21793.3779
2011-09-30    2011-10-31         15.19%              15.14%      09/2011            18914.6202                 19350.2979
2011-10-31    2011-11-30         -0.36%              -0.36%      10/2011            21787.3522                 22279.1215
2011-11-30    2011-12-31          0.83%               0.66%      11/2011            21708.3767                 22197.9098
2011-12-31    2012-01-31          6.75%               7.07%      12/2011            21889.0234                 22344.5402
2012-01-31    2012-02-29          2.46%               2.39%      01/2012            23366.1359                 23923.2044
2012-02-29    2012-03-31          2.86%               2.56%      02/2012            23941.1193                 24495.7435
2012-03-31    2012-04-30         -1.37%              -1.54%      03/2012            24625.1513                 25123.3815
2012-04-30    2012-05-31         -6.45%              -6.62%      04/2012            24288.0921                 24735.3038
2012-05-31    2012-06-30          4.37%               4.99%      05/2012             22721.758                 23098.0829
2012-06-30    2012-07-31         -0.71%              -1.38%      06/2012            23714.5221                 24250.6746
2012-07-31    2012-08-31          3.42%               3.33%      07/2012            23545.4878                 23915.5526
2012-08-31    2012-09-30          3.46%               3.28%      08/2012            24350.8866                 24713.0685
2012-09-30    2012-10-31         -1.46%              -2.17%      09/2012            25194.1445                 25524.5992
                                                              10/31/2012            24825.6926                 24970.8527

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN      YEAR   YEARS  YEARS
                                    -----  ------  -----
                                   13.95%   0.25%  9.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

T.A. U.S. CORE EQUITY 2 PORTFOLIO VS. RUSSELL 3000(R) INDEX
OCTOBER 4, 2007-OCTOBER 31, 2012

                                                                              T.A. U.S. CORE EQUITY 2
BEGINDATE      ENDDATE      FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE              PORTFOLIO               RUSSELL 3000 (R) INDEX
---------     ----------    -----------   -----------------   ----------   -----------------------------   -------------------------
2007-10-04    2007-10-31         -0.50%               0.57%      10/2007                10000                         10000
2007-10-31    2007-11-30         -5.53%              -4.50%      10/2007                 9950                    10056.9778
2007-11-30    2007-12-31         -1.01%              -0.61%      11/2007                 9400                    9604.22508
2007-12-31    2008-01-31         -4.63%              -6.06%      12/2007           9305.27233                    9546.10702
2008-01-31    2008-02-29         -2.94%              -3.11%      01/2008           8874.10131                    8967.50272
2008-02-29    2008-03-31         -1.03%              -0.59%      02/2008           8613.39325                    8688.97512
2008-03-31    2008-04-30          4.83%               5.00%      03/2008            8525.0035                    8637.71017
2008-04-30    2008-05-31          2.81%               2.05%      04/2008           8937.17937                    9069.67212
2008-05-31    2008-06-30         -9.24%              -8.25%      05/2008           9188.50613                    9255.47911
2008-06-30    2008-07-31          0.97%              -0.80%      06/2008           8339.28213                    8491.70909
2008-07-31    2008-08-31          2.63%               1.55%      07/2008           8419.95233                    8423.98305
2008-08-31    2008-09-30         -8.52%              -9.40%      08/2008           8641.79538                    8554.55479
2008-09-30    2008-10-31        -19.33%             -17.74%      09/2008           7905.31075                       7750.22
2008-10-31    2008-11-30         -8.89%              -7.89%      10/2008           6376.88319                    6375.64294
2008-11-30    2008-12-31          3.12%               1.91%      11/2008           5810.04913                    5872.35494
2008-12-31    2009-01-31        -10.37%              -8.39%      12/2008           5991.15953                    5984.69683
2009-01-31    2009-02-28        -11.57%             -10.48%      01/2009           5369.62767                    5482.45815
2009-02-28    2009-03-31          9.96%               8.76%      02/2009           4748.09582                    4908.14176
2009-03-31    2009-04-30         13.53%              10.52%      03/2009           5220.82656                    5338.06486
2009-04-30    2009-05-31          4.32%               5.34%      04/2009           5927.17368                    5899.80885
2009-05-31    2009-06-30          0.09%               0.34%      05/2009           6183.09655                    6214.64838
2009-06-30    2009-07-31          8.97%               7.78%      06/2009           6188.38288                    6235.77824
2009-07-31    2009-08-31          4.12%               3.57%      07/2009           6743.48699                    6721.14589
2009-08-31    2009-09-30          4.87%               4.19%      08/2009           7021.03905                    6961.30439
2009-09-30    2009-10-31         -4.34%              -2.57%      09/2009           7362.97702                    7252.95592
2009-10-31    2009-11-30          4.54%               5.68%      10/2009           7043.29595                    7066.41195
2009-11-30    2009-12-31          4.71%               2.85%      11/2009           7362.97702                    7467.95225
2009-12-31    2010-01-31         -3.23%              -3.60%      12/2009            7709.6938                    7680.76843
2010-01-31    2010-02-28          4.17%               3.39%      01/2010             7460.994                    7403.89484
2010-02-28    2010-03-31          7.14%               6.30%      02/2010           7771.86875                    7654.90003
2010-03-31    2010-04-30          3.74%               2.16%      03/2010           8326.63924                    8137.36239
2010-04-30    2010-05-31         -8.05%              -7.90%      04/2010           8638.10953                    8312.97269
2010-05-31    2010-06-30         -7.03%              -5.75%      05/2010           7942.49254                    7656.27163
2010-06-30    2010-07-31          7.48%               6.94%      06/2010           7384.30558                    7216.12841
2010-07-31    2010-08-31         -6.04%              -4.71%      07/2010           7936.30586                    7717.08894
2010-08-31    2010-09-30         10.54%               9.44%      08/2010           7457.21128                    7353.82272
2010-09-30    2010-10-31          3.81%               3.91%      09/2010           8243.16159                    8048.14844
2010-10-31    2010-11-30          1.71%               0.58%      10/2010           8556.98754                     8362.6457
2010-11-30    2010-12-31          7.78%               6.78%      11/2010           8703.43965                    8410.92304
2010-12-31    2011-01-31          2.02%               2.18%      12/2010            9380.3152                    8981.09267
2011-01-31    2011-02-28          4.51%               3.64%      01/2011           9569.60407                    9177.25419
2011-02-28    2011-03-31          1.22%               0.45%      02/2011           10000.7621                    9511.38148
2011-03-31    2011-04-30          2.39%               2.98%      03/2011           10122.9789                    9554.28317
2011-04-30    2011-05-31         -1.63%              -1.14%      04/2011           10365.2563                    9838.66287
2011-05-31    2011-06-30         -1.97%              -1.80%      05/2011           10196.7155                     9726.4035
2011-06-30    2011-07-31         -3.38%              -2.29%      06/2011           9995.70098                    9551.72709
2011-07-31    2011-08-31         -7.55%              -6.00%      07/2011           9657.58001                    9332.99349
2011-08-31    2011-09-30         -9.48%              -7.76%      08/2011           8928.50669                    8773.05885
2011-09-30    2011-10-31         13.25%              11.51%      09/2011           8082.24395                     8092.3082
2011-10-31    2011-11-30         -0.35%              -0.27%      10/2011            9153.5125                    9023.67297
2011-11-30    2011-12-31          0.82%               0.82%      11/2011           9121.69264                     8999.2842
2011-12-31    2012-01-31          5.45%               5.05%      12/2011           9196.55886                    9073.25371
2012-01-31    2012-02-29          4.40%               4.23%      01/2012           9697.99537                      9531.115
2012-02-29    2012-03-31          2.40%               3.08%      02/2012           10124.7498                    9934.30989
2012-03-31    2012-04-30         -1.03%              -0.66%      03/2012           10367.4128                    10240.7513
2012-04-30    2012-05-31         -6.88%              -6.18%      04/2012           10260.5323                    10173.5853
2012-05-31    2012-06-30          3.95%               3.92%      05/2012           9555.12068                    9544.66479
2012-06-30    2012-07-31          0.43%               0.99%      06/2012           9932.74144                     9918.4843
2012-07-31    2012-08-31          3.23%               2.50%      07/2012           9975.69384                    10016.7263
2012-08-31    2012-09-30          3.01%               2.63%      08/2012           10297.8368                     10266.725
2012-09-30    2012-10-31         -0.91%              -1.72%      09/2012           10607.3025                    10536.3292
                                                              10/31/2012           10510.2844                    10354.5927

                   AVERAGE ANNUAL   ONE    FIVE       FROM
                   TOTAL RETURN     YEAR   YEARS   10/04/2007
                                   ------  ------  ----------
                                   14.82%   1.10%       0.99%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIV.)
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                                  TAX-MANAGED DFA                 MSCI WORLD
BEGINDATE      ENDDATE      FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     INTERNATIONAL VALUE PORTFOLIO   EX USA INDEX (NET DIV.)
----------    ----------    -----------   -----------------   ----------   -----------------------------   -----------------------
2002-10-31    2002-11-30          5.10%               4.60%      10/2002                  10000                        10000
2002-11-30    2002-12-31         -3.07%              -3.23%      11/2002             10510.2041                   10460.3839
2002-12-31    2003-01-31         -2.30%              -3.81%      12/2002             10188.0128                    10122.316
2003-01-31    2003-02-28         -2.22%              -1.97%      01/2003             9953.80563                   9736.63317
2003-02-28    2003-03-31         -1.74%              -1.93%      02/2003             9732.60995                   9544.69952
2003-03-31    2003-04-30         10.07%               9.60%      03/2003             9563.46031                   9360.75408
2003-04-30    2003-05-31          6.92%               6.20%      04/2003             10526.3121                   10259.0855
2003-05-31    2003-06-30          3.24%               2.43%      05/2003             11254.9567                   10895.3724
2003-06-30    2003-07-31          4.03%               2.29%      06/2003              11619.279                   11160.0507
2003-07-31    2003-08-31          3.55%               2.58%      07/2003             12087.6934                   11416.0851
2003-08-31    2003-09-30          3.33%               3.00%      08/2003             12517.0732                   11710.4564
2003-09-30    2003-10-31          7.14%               6.26%      09/2003             12933.4416                   12061.7856
2003-10-31    2003-11-30          1.78%               2.27%      10/2003             13857.2588                   12817.1043
2003-11-30    2003-12-31          7.37%               7.67%      11/2003             14104.4775                   13107.6332
2003-12-31    2004-01-31          2.79%               1.39%      12/2003             15143.3565                   14112.7269
2004-01-31    2004-02-29          2.72%               2.30%      01/2004              15566.577                   14309.2291
2004-02-29    2004-03-31          1.49%               0.50%      02/2004             15989.7974                   14638.3333
2004-03-31    2004-04-30         -3.02%              -2.62%      03/2004             16227.8589                   14711.6145
2004-04-30    2004-05-31          0.84%               0.47%      04/2004             15738.5103                   14326.5224
2004-05-31    2004-06-30          4.11%               2.31%      05/2004             15870.7667                     14393.49
2004-06-30    2004-07-31         -3.88%              -3.05%      06/2004             16523.6536                   14725.8838
2004-07-31    2004-08-31          0.76%               0.42%      07/2004              15882.995                   14276.8102
2004-08-31    2004-09-30          2.73%               2.91%      08/2004             16003.1185                   14336.1689
2004-09-30    2004-10-31          3.59%               3.59%      09/2004             16439.3982                   14754.0539
2004-10-31    2004-11-30          7.41%               6.65%      10/2004             17029.8746                   15284.2776
2004-11-30    2004-12-31          5.18%               4.22%      11/2004             18291.3468                   16300.7575
2004-12-31    2005-01-31         -0.56%              -1.97%      12/2004             19238.5594                   16989.4067
2005-01-31    2005-02-28          4.03%               4.45%      01/2005             19130.4016                   16654.9427
2005-02-28    2005-03-31         -2.45%              -2.27%      02/2005             19901.0256                   17395.8458
2005-03-31    2005-04-30         -2.99%              -2.55%      03/2005             19414.3157                   17000.9825
2005-04-30    2005-05-31          0.14%               0.18%      04/2005             18832.9678                   16567.4843
2005-05-31    2005-06-30          1.68%               1.63%      05/2005             18860.0073                   16597.6975
2005-06-30    2005-07-31          4.35%               3.23%      06/2005             19176.5289                   16869.0038
2005-07-31    2005-08-31          3.56%               2.76%      07/2005             20011.4813                   17413.7949
2005-08-31    2005-09-30          3.08%               4.56%      08/2005              20723.244                   17894.5395
2005-09-30    2005-10-31         -1.74%              -3.23%      09/2005             21360.9956                   18711.1896
2005-10-31    2005-11-30          1.64%               2.65%      10/2005             20989.6196                   18106.5845
2005-11-30    2005-12-31          5.11%               4.64%      11/2005             21333.4863                   18586.0772
2005-12-31    2006-01-31          6.89%               6.32%      12/2005             22424.0606                   19447.8385
2006-01-31    2006-02-28          1.00%              -0.34%      01/2006             23968.6108                    20677.908
2006-02-28    2006-03-31          3.83%               3.17%      02/2006              24207.314                   20608.4637
2006-03-31    2006-04-30          5.14%               4.78%      03/2006             25134.0441                   21262.0385
2006-04-30    2006-05-31         -4.09%              -3.80%      04/2006             26425.8497                   22278.7298
2006-05-31    2006-06-30         -0.84%              -0.13%      05/2006             25344.6646                   21432.3108
2006-06-30    2006-07-31          1.59%               0.94%      06/2006             25130.7234                   21404.7152
2006-07-31    2006-08-31          3.30%               2.84%      07/2006             25530.9852                   21605.2657
2006-08-31    2006-09-30          1.16%              -0.08%      08/2006              26374.394                    22219.306
2006-09-30    2006-10-31          4.43%               3.95%      09/2006             26681.2058                   22201.4165
2006-10-31    2006-11-30          3.37%               2.98%      10/2006             27864.4719                   23078.8128
2006-11-30    2006-12-31          3.85%               2.87%      11/2006             28802.4266                   23766.2318
2006-12-31    2007-01-31          1.92%               0.61%      12/2006             29911.2382                   24447.6786
2007-01-31    2007-02-28         -0.15%               0.80%      01/2007             30486.7456                   24596.8152
2007-02-28    2007-03-31          3.34%               2.56%      02/2007             30441.3108                   24793.5831
2007-03-31    2007-04-30          4.91%               4.55%      03/2007             31457.5908                   25428.8755
2007-04-30    2007-05-31          3.35%               2.22%      04/2007             33002.4508                    26585.833
2007-05-31    2007-06-30         -0.80%               0.10%      05/2007             34108.0859                   27176.2271
2007-06-30    2007-07-31         -2.68%              -1.38%      06/2007             33834.1951                   27203.4992
2007-07-31    2007-08-31         -1.17%              -1.45%      07/2007             32926.8235                   26827.4513
2007-08-31    2007-09-30          5.34%               5.68%      08/2007              32542.344                   26439.1323
2007-09-30    2007-10-31          4.87%               4.35%      09/2007             34278.7347                   27941.2322
2007-10-31    2007-11-30         -5.84%              -3.91%      10/2007             35947.1003                   29155.8544
2007-11-30    2007-12-31         -2.09%              -1.88%      11/2007             33846.1954                   28015.6987
2007-12-31    2008-01-31         -8.34%              -9.02%      12/2007             33139.8169                   27489.0589
2008-01-31    2008-02-29         -1.45%               1.81%      01/2008             30375.3388                    25010.607
2008-02-29    2008-03-31          1.43%              -1.43%      02/2008             29934.3791                   25463.8556
2008-03-31    2008-04-30          4.36%               5.56%      03/2008             30362.9249                   25100.3642
2008-04-30    2008-05-31          0.05%               1.52%      04/2008             31686.7416                   26495.5837
2008-05-31    2008-06-30         -9.69%              -7.78%      05/2008             31703.7136                    26897.647
2008-06-30    2008-07-31         -2.61%              -3.56%      06/2008             28630.4603                   24806.0112
2008-07-31    2008-08-31         -4.23%              -3.87%      07/2008             27883.8807                   23923.2586
2008-08-31    2008-09-30        -10.76%             -14.44%      08/2008             26703.2431                   22998.0751
2008-09-30    2008-10-31        -22.71%             -20.80%      09/2008             23831.1352                   19677.6523
2008-10-31    2008-11-30         -6.54%              -5.42%      10/2008              18418.936                   15584.3142
2008-11-30    2008-12-31          7.07%               5.27%      11/2008             17214.2852                   14739.1788
2008-12-31    2009-01-31        -13.34%              -9.33%      12/2008             18431.3886                   15516.1603
2009-01-31    2009-02-28        -12.62%             -10.12%      01/2009             15972.6909                   14068.3921
2009-02-28    2009-03-31          9.96%               6.59%      02/2009              13956.205                   12644.2239
2009-03-31    2009-04-30         18.01%              12.90%      03/2009             15346.3981                   13477.4218
2009-04-30    2009-05-31         14.87%              12.65%      04/2009             18110.8763                   15215.4507
2009-05-31    2009-06-30         -1.34%              -1.04%      05/2009             20804.4704                   17139.6911
2009-06-30    2009-07-31         11.66%               9.39%      06/2009             20524.7152                   16962.2042
2009-07-31    2009-08-31          5.42%               4.79%      07/2009             22917.1666                   18554.9158
2009-08-31    2009-09-30          4.88%               4.13%      08/2009             24158.3633                   19444.1667
2009-09-30    2009-10-31         -3.85%              -1.61%      09/2009             25337.1416                   20246.4017
2009-10-31    2009-11-30          2.97%               2.47%      10/2009             24361.9416                   19921.3837
2009-11-30    2009-12-31          1.24%               1.59%      11/2009              25084.312                   20414.2895
2009-12-31    2010-01-31         -5.93%              -4.69%      12/2009             25396.5539                    20739.715
2010-01-31    2010-02-28          0.30%              -0.10%      01/2010             23890.9011                   19767.5532
2010-02-28    2010-03-31          7.56%               6.44%      02/2010             23963.4627                    19747.743
2010-03-31    2010-04-30         -1.69%              -1.49%      03/2010             25774.7241                   21018.9724
2010-04-30    2010-05-31        -11.68%             -11.03%      04/2010              25338.788                   20705.5737
2010-05-31    2010-06-30         -1.70%              -1.45%      05/2010             22378.0551                   18420.7186
2010-06-30    2010-07-31         11.90%               9.24%      06/2010             21997.9311                   18154.2407
2010-07-31    2010-08-31         -4.79%              -2.99%      07/2010             24616.2934                   19832.1515
2010-08-31    2010-09-30         10.67%               9.59%      08/2010             23436.1865                   19239.3736
2010-09-30    2010-10-31          3.64%               3.56%      09/2010             25937.5003                   21084.9473
2010-10-31    2010-11-30         -4.75%              -4.23%      10/2010             26881.0185                   21836.0801
2010-11-30    2010-12-31          9.31%               8.05%      11/2010             25604.4939                   20911.3337
2010-12-31    2011-01-31          4.25%               2.15%      12/2010             27988.9809                    22595.147
2011-01-31    2011-02-28          3.31%               3.71%      01/2011             29179.2099                   23081.8896
2011-02-28    2011-03-31         -2.65%              -2.00%      02/2011             30146.2711                    23937.755
2011-03-31    2011-04-30          5.21%               5.45%      03/2011             29347.4889                   23458.2218
2011-04-30    2011-05-31         -3.80%              -2.96%      04/2011             30876.3924                   24735.7951
2011-05-31    2011-06-30         -1.65%              -1.42%      05/2011             29701.7471                   24002.5183
2011-06-30    2011-07-31         -3.18%              -1.65%      06/2011             29211.3854                   23660.6711
2011-07-31    2011-08-31        -10.59%              -8.45%      07/2011             28282.5354                    23270.368
2011-08-31    2011-09-30        -10.83%             -10.04%      08/2011              25287.468                   21303.0186
2011-09-30    2011-10-31          9.90%               9.73%      09/2011             22548.4271                   19163.7078
2011-10-31    2011-11-30         -3.16%              -4.62%      10/2011              24780.378                   21027.4438
2011-11-30    2011-12-31         -2.86%              -1.09%      11/2011             23998.2413                   20055.7084
2011-12-31    2012-01-31          6.69%               5.40%      12/2011             23311.6606                   19836.8657
2012-01-31    2012-02-29          5.50%               5.50%      01/2012             24870.9046                   20907.8635
2012-02-29    2012-03-31         -0.85%              -0.74%      02/2012             26237.6494                   22057.3475
2012-03-31    2012-04-30         -3.71%              -1.70%      03/2012             26014.4532                   21894.0932
2012-04-30    2012-05-31        -12.47%             -11.40%      04/2012             25050.2407                   21522.4871
2012-05-31    2012-06-30          7.11%               6.55%      05/2012             21926.1922                   19068.8287
2012-06-30    2012-07-31         -0.50%               1.25%      06/2012             23485.1486                   20318.2827
2012-07-31    2012-08-31          4.12%               2.85%      07/2012             23367.3301                   20571.2744
2012-08-31    2012-09-30          3.46%               3.04%      08/2012             24329.5143                   21158.1985
2012-09-30    2012-10-31          1.18%               0.70%      09/2012             25172.0073                   21800.5948
                                                              10/31/2012             25467.9164                    21953.366

                   AVERAGE ANNUAL   ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                   ------  ------  -----
                                    2.77%  -6.66%  9.80%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2012

                                                                                                   MSCI ALL
                                                                             T.A. WORLD EX       COUNTRY WORLD
                                                                              U.S. CORE           EX USA INDEX
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     EQUITY PORTFOLIO        (NET DIV.)
----------    -----------   -----------   -----------------   ----------   ----------------    -------------------
2008-03-06    2008-03-31          1.60%              -0.60%      03/2008            10000             10000
2008-03-31    2008-04-30          4.63%               6.05%      03/2008            10160        9939.64024
2008-04-30    2008-05-31          1.13%               1.58%      04/2008            10630        10541.2923
2008-05-31    2008-06-30         -9.94%              -8.22%      05/2008            10750         10708.281
2008-06-30    2008-07-31         -3.35%              -3.60%      06/2008       9681.27651         9828.1567
2008-07-31    2008-08-31         -4.44%              -4.68%      07/2008       9357.21705        9474.26388
2008-08-31    2008-09-30        -13.25%             -15.02%      08/2008       8942.01586        9030.86731
2008-09-30    2008-10-31        -23.56%             -22.02%      09/2008       7756.83092        7674.33197
2008-10-31    2008-11-30         -5.82%              -5.78%      10/2008       5929.30531        5984.54311
2008-11-30    2008-12-31          7.72%               5.70%      11/2008       5584.10602        5638.35663
2008-12-31    2009-01-31        -10.53%              -8.84%      12/2008       6015.37264        5959.62115
2009-01-31    2009-02-28        -10.06%              -9.33%      01/2009       5382.17552        5432.95784
2009-02-28    2009-03-31         10.39%               8.03%      02/2009       4840.89411        4925.89253
2009-03-31    2009-04-30         15.90%              13.63%      03/2009       5343.74965         5321.2682
2009-04-30    2009-05-31         16.03%              13.54%      04/2009       6193.42632        6046.43765
2009-05-31    2009-06-30         -0.94%              -1.10%      05/2009       7186.42194        6865.02392
2009-06-30    2009-07-31         10.76%               9.78%      06/2009       7118.78102        6789.40857
2009-07-31    2009-08-31          4.07%               3.70%      07/2009       7884.46386         7453.2957
2009-08-31    2009-09-30          5.80%               5.14%      08/2009       8205.22289        7729.10426
2009-09-30    2009-10-31         -2.75%              -1.24%      09/2009       8680.81349        8126.08715
2009-10-31    2009-11-30          3.57%               2.87%      10/2009       8441.98728        8025.42546
2009-11-30    2009-12-31          2.07%               2.11%      11/2009       8743.11598        8255.43213
2009-12-31    2010-01-31         -4.91%              -4.89%      12/2009       8924.33763        8429.78164
2010-01-31    2010-02-28          0.49%               0.00%      01/2010       8486.46125        8017.83666
2010-02-28    2010-03-31          7.68%               6.80%      02/2010       8528.16377        8017.84251
2010-03-31    2010-04-30         -0.34%              -0.88%      03/2010       9183.12706        8563.28577
2010-04-30    2010-05-31        -11.17%             -10.52%      04/2010       9151.82094        8487.94174
2010-05-31    2010-06-30         -0.96%              -1.28%      05/2010       8129.15452        7594.67027
2010-06-30    2010-07-31         10.22%               9.03%      06/2010       8051.24634        7497.25785
2010-07-31    2010-08-31         -3.33%              -2.75%      07/2010       8874.30953        8174.25804
2010-08-31    2010-09-30         11.09%               9.95%      08/2010       8578.85095        7949.66863
2010-09-30    2010-10-31          3.44%               3.41%      09/2010       9530.55986        8740.50743
2010-10-31    2010-11-30         -3.76%              -3.86%      10/2010        9858.8347        9038.24209
2010-11-30    2010-12-31          8.70%               7.83%      11/2010       9488.20182         8689.4674
2010-12-31    2011-01-31          1.14%               0.98%      12/2010       10313.9626        9369.90964
2011-01-31    2011-02-28          2.04%               2.63%      01/2011       10431.1668        9462.13259
2011-02-28    2011-03-31          0.04%              -0.23%      02/2011       10644.2652         9711.3722
2011-03-31    2011-04-30          5.01%               4.89%      03/2011       10648.5571         9689.0432
2011-04-30    2011-05-31         -2.96%              -2.88%      04/2011       11182.0519        10162.3924
2011-05-31    2011-06-30         -1.74%              -1.45%      05/2011       10851.2851        9869.33027
2011-06-30    2011-07-31         -1.62%              -1.36%      06/2011       10662.9543        9726.12514
2011-07-31    2011-08-31         -9.16%              -8.57%      07/2011       10490.2749        9593.41623
2011-08-31    2011-09-30        -13.13%             -11.13%      08/2011       9529.74562        8771.28321
2011-09-30    2011-10-31         10.10%              10.53%      09/2011       8278.02661        7795.47095
2011-10-31    2011-11-30         -3.46%              -5.10%      10/2011       9114.52011        8616.68284
2011-11-30    2011-12-31         -2.73%              -1.12%      11/2011        8799.4771         8176.9591
2011-12-31    2012-01-31          8.58%               6.78%      12/2011       8559.55668        8085.53362
2012-01-31    2012-02-29          5.54%               5.62%      01/2012       9293.85924        8634.09828
2012-02-29    2012-03-31         -0.89%              -1.38%      02/2012       9808.96701          9119.136
2012-03-31    2012-04-30         -2.26%              -1.58%      03/2012        9721.2521        8993.71245
2012-04-30    2012-05-31        -11.55%             -11.36%      04/2012       9501.81075        8851.91165
2012-05-31    2012-06-30          5.64%               5.90%      05/2012       8404.60396        7846.70381
2012-06-30    2012-07-31         -0.13%               1.41%      06/2012       8878.33592        8309.49168
2012-07-31    2012-08-31          2.89%               2.09%      07/2012       8867.21018         8426.9202
2012-08-31    2012-09-30          4.07%               3.74%      08/2012       9123.10207        8603.12427
2012-09-30    2012-10-31          0.71%               0.39%      09/2012       9494.11477        8924.51152
                                                              10/31/2012       9561.13205        8959.19747

                   AVERAGE ANNUAL   ONE YEAR   FROM 03/06/2008
                   TOTAL RETURN     --------   ---------------
                                       4.90%            -0.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2012

     The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

     Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

     The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 3000(R)Index ..........................   14.75%
Russell Microcap(R)Index (micro cap stocks) ...   16.49%
Russell 2000(R)Index (small cap stocks) .......   12.08%
Russell 1000(R)Index (large cap stocks) .......   14.97%
Dow Jones US Select REIT Index ................   14.09%

     The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 2000(R)Value Index (small cap value stocks) ......   14.47%
Russell 2000(R)Growth Index (small cap growth stocks) ....    9.70%
Russell 1000(R)Value Index (large cap value stocks) ......   16.89%
Russell 1000(R)Growth Index (large cap growth stocks) ....   13.02%

----------
Source: Russell data copyright(C)Russell Investment Group 1995-2012, all rights reserved.

     For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2012, total returns were 18.34% for the Portfolio and 16.70% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks generally outperformed during the period. The Master Fund's more prominent value characteristics as compared to the Index was the primary contributor to relative outperformance. The Master Fund's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to the U.S. equity universe, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,500 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 14.57% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's return is net of fees and expenses which contributed to the underperformance. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

     The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small- and mid-capitalization value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,500 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 15.39% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to the Portfolio's relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 13.95% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to the smallest micro cap stocks was a primary contributor to relative outperformance. The Portfolio also had less exposure than the Index to mid-cap stocks which contributed to outperformance as these stocks underperformed small cap and micro cap stocks.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

     The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and value stocks relative to the market while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,800 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 14.82% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance. The portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2012

     The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI World ex USA Index .............      4.40%
MSCI World ex USA Small Cap Index ...      4.86%
MSCI World ex USA Value Index .......      4.74%
MSCI World ex USA Growth Index ......      3.99%

----------
     The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                                       LOCAL
                                                      CURRENCY  U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN     RETURN
---------------------------------------------------   -------- -----------
United Kingdom .....................................     8.61%     8.41%
Japan ..............................................    -0.86%    -3.28%
Canada .............................................     3.34%     2.69%
France .............................................    10.04%     2.23%
Australia ..........................................    10.20%     7.71%
Switzerland ........................................    17.41%     9.79%
Germany ............................................    18.18%     9.79%
Spain ..............................................    -6.40%   -13.04%
Sweden .............................................     9.26%     6.47%
Hong Kong ..........................................    16.12%    16.34%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

     Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI Emerging Markets Index ..............  2.63%
MSCI Emerging Markets Small Cap Index ....  3.74%
MSCI Emerging Markets Value Index ........  1.36%
MSCI Emerging Markets Growth Index .......  3.89%

----------
     The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                                       LOCAL
                                                      CURRENCY U.S. DOLLAR
TEN LARGEST EMERGING MARKETS BY MARKET CAP             RETURN    RETURN
---------------------------------------------------   -------- -----------
China ..............................................    7.71%      7.92%
South Korea ........................................    1.71%      3.35%
Brazil .............................................    4.65%    -12.68%
Taiwan .............................................   -1.78%      0.59%
South Africa .......................................   17.70%      6.84%
India ..............................................    5.24%     -4.73%
Russia .............................................   -1.42%     -4.50%
Mexico .............................................   16.32%     17.03%
Malaysia ...........................................   11.39%     12.19%
Indonesia ..........................................   12.64%      3.82%

----------

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 490 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ending October 31, 2012, total returns were 2.77% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by book-to-market, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Portfolio has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index contributed to relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

     The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 6,300 securities in 23 developed markets and 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 4.90% for the Portfolio and 3.98% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/12    10/31/12      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
Actual Fund Return .............................   $1,000.00   $1,063.96      0.37%      $1.92
Hypothetical 5% Annual Return ..................   $1,000.00   $1,023.28      0.37%      $1.88

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/12    10/31/12      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,017.24      0.22%      $1.12
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.03      0.22%      $1.12
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,033.30      0.44%      $2.25
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.92      0.44%      $2.24
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,022.13      0.52%      $2.64
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.52      0.52%      $2.64
T.A. U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,024.35      0.24%      $1.22
Hypothetical 5% Annual Return ..................   $1,000.00   $1,023.93      0.24%      $1.22
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,016.66      0.55%      $2.79
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.37      0.55%      $2.80
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,006.25      0.49%      $2.47
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.67      0.49%      $2.49

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                                  AFFILIATED INVESTMENT COMPANY
                                                  -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio ....               100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

Consumer Discretionary .......    12.7%
Consumer Staples .............    10.2%
Energy .......................    10.8%
Financials ...................    13.3%
Health Care ..................    12.2%
Industrials ..................    11.0%
Information Technology .......    19.1%
Materials ....................     4.0%
Other ........................      --
Telecommunication Services ...     2.9%
Utilities ....................     3.8%
                                 -----
                                 100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

Consumer Discretionary .......    18.1%
Consumer Staples .............     4.6%
Energy .......................     8.0%
Financials ...................    25.5%
Health Care ..................     6.3%
Industrials ..................    15.8%
Information Technology .......    11.4%
Materials ....................     9.2%
Other ........................      --
Telecommunication Services ...     0.6%
Utilities ....................     0.5%
                                 -----
                                 100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Consumer Discretionary .......    16.7%
Consumer Staples .............     4.8%
Energy .......................     5.1%
Financials ...................    19.7%
Health Care ..................     9.7%
Industrials ..................    18.0%
Information Technology .......    16.8%
Materials ....................     5.9%
Other ........................      --
Telecommunication Services ...     0.7%
Utilities ....................     2.6%
                                 -----
                                 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

Consumer Discretionary .......    14.9%
Consumer Staples .............     6.5%
Energy .......................    11.3%
Financials ...................    19.2%
Health Care ..................    10.8%
Industrials ..................    13.9%
Information Technology .......    12.6%
Materials ....................     5.1%
Other ........................      --
Telecommunication Services ...     3.3%
Utilities ....................     2.4%
                                 -----
                                 100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

Consumer Discretionary .......     9.3%
Consumer Staples .............     5.3%
Energy .......................    15.2%
Financials ...................    30.6%
Health Care ..................     1.7%
Industrials ..................    10.3%
Information Technology .......     3.1%
Materials ....................    13.4%
Telecommunication Services ...     7.8%
Utilities ....................     3.3%
                                 -----
                                 100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

Consumer Discretionary .......    12.3%
Consumer Staples .............     7.4%
Energy .......................     9.5%
Financials ...................    25.5%
Health Care ..................     4.6%
Industrials ..................    15.5%
Information Technology .......     6.1%
Materials ....................    12.6%
Telecommunication Services ...     3.4%
Utilities ....................     3.1%
                                 -----
                                 100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                                                         VALUE+
                                                                                                     --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company ...   $2,345,657,128
                                                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,823,671,987) ......................................................................   $2,345,657,128
                                                                                                     ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (91.1%)
Consumer Discretionary -- (11.5%)
   *Amazon.com, Inc ......................................................         37,203   $    8,661,602         0.6%
   Comcast Corp. Class A .................................................        220,503        8,271,068         0.5%
   #Home Depot, Inc. (The) ...............................................        169,942       10,431,040         0.7%
   McDonald's Corp .......................................................        100,226        8,699,617         0.6%
   Walt Disney Co. (The) .................................................        177,091        8,689,855         0.6%
   Other Securities ......................................................                     147,174,509         9.6%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     191,927,691        12.6%
                                                                                            --------------        ----
Consumer Staples -- (9.3%)
   Altria Group, Inc .....................................................        212,300        6,751,140         0.4%
   Coca-Cola Co. (The) ...................................................        422,950       15,725,281         1.0%
   CVS Caremark Corp .....................................................        132,842        6,163,869         0.4%
   PepsiCo, Inc ..........................................................        162,442       11,247,484         0.7%
   Philip Morris International, Inc ......................................        172,030       15,234,977         1.0%
   Procter & Gamble Co. (The) ............................................        286,041       19,805,479         1.3%
   #Wal-Mart Stores, Inc .................................................        194,807       14,614,421         1.0%
   Other Securities ......................................................                      64,764,456         4.3%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     154,307,107        10.1%
                                                                                            --------------        ----
Energy -- (9.8%)
   #Chevron Corp .........................................................        204,675       22,557,232         1.5%
   #ConocoPhillips .......................................................        121,505        7,029,064         0.5%
   #Exxon Mobil Corp .....................................................        477,512       43,534,769         2.9%
   Occidental Petroleum Corp .............................................         84,203        6,648,669         0.4%
   Schlumberger, Ltd .....................................................        138,333        9,618,293         0.6%
   Other Securities ......................................................                      74,270,015         4.9%
                                                                                            --------------        ----
Total Energy .............................................................                     163,658,042        10.8%
                                                                                            --------------        ----
Financials -- (12.1%)
   American Express Co ...................................................        104,890        5,870,693         0.4%
   Bank of America Corp ..................................................      1,120,295       10,441,149         0.7%
   *Berkshire Hathaway, Inc. Class B .....................................        180,751       15,607,849         1.0%
   Citigroup, Inc ........................................................        303,550       11,349,735         0.7%
   Goldman Sachs Group, Inc. (The) .......................................         47,842        5,855,382         0.4%
   JPMorgan Chase & Co ...................................................        395,455       16,482,564         1.1%
   U.S. Bancorp ..........................................................        197,250        6,550,672         0.4%
   Wells Fargo & Co ......................................................        524,337       17,664,914         1.2%
   Other Securities ......................................................                     111,667,744         7.3%
                                                                                            --------------        ----
Total Financials .........................................................                     201,490,702        13.2%
                                                                                            --------------        ----
Health Care -- (11.1%)
   Abbott Laboratories ...................................................        163,800       10,732,176         0.7%
   Amgen, Inc ............................................................         80,471        6,964,363         0.5%
   #Bristol-Myers Squibb Co ..............................................        175,055        5,820,579         0.4%
   Johnson & Johnson .....................................................        280,554       19,868,834         1.3%
   Merck & Co., Inc ......................................................        316,262       14,431,035         0.9%
   Pfizer, Inc ...........................................................        778,022       19,349,407         1.3%
   UnitedHealth Group, Inc ...............................................        107,055        5,995,080         0.4%
   Other Securities ......................................................                     101,233,017         6.6%
                                                                                            --------------        ----
Total Health Care ........................................................                     184,394,491         12.1%
                                                                                            --------------        ----
Industrials -- (10.0%)
   3M Co .................................................................         66,528        5,827,853         0.4%
   Caterpillar, Inc ......................................................         64,009        5,428,603         0.4%
   General Electric Co ...................................................      1,104,281       23,256,158         1.5%
   Union Pacific Corp ....................................................         48,816        6,005,832         0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   United Parcel Service, Inc. Class B ...................................         73,850   $    5,409,512         0.3%
   United Technologies Corp ..............................................         89,090        6,963,274         0.5%
   Other Securities ......................................................                     113,162,546         7.4%
                                                                                            --------------        ----
Total Industrials ........................................................                     166,053,778        10.9%
                                                                                            --------------        ----
Information Technology -- (17.4%)
   Apple, Inc ............................................................         99,202       59,035,110         3.9%
   *Cisco Systems, Inc ...................................................        555,895        9,528,040         0.6%
   *eBay, Inc ............................................................        121,540        5,869,167         0.4%
   *Google, Inc. Class A .................................................         27,259       18,529,850         1.2%
   Intel Corp ............................................................        512,408       11,080,823         0.7%
   International Business Machines Corp ..................................        113,332       22,046,474         1.5%
   Microsoft Corp ........................................................        786,236       22,435,244         1.5%
   Oracle Corp ...........................................................        401,875       12,478,219         0.8%
   QUALCOMM, Inc .........................................................        174,876       10,243,362         0.7%
   Visa, Inc .............................................................         54,998        7,631,522         0.5%
   Other Securities ......................................................                     110,004,680         7.2%
                                                                                            --------------        ----
Total Information Technology .............................................                     288,882,491        19.0%
                                                                                            --------------        ----
Materials -- (3.7%)
   Other Securities ......................................................                      61,138,569         4.0%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                               6         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (2.7%)
   AT&T, Inc .............................................................        608,382       21,043,933         1.4%
   Verizon Communications, Inc ...........................................        294,471       13,145,185         0.8%
   Other Securities ......................................................                      10,129,550         0.7%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                      44,318,668         2.9%
                                                                                            --------------        ----
Utilities -- (3.5%)
   Other Securities ......................................................                      57,616,276         3.8%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   1,513,787,821        99.4%
                                                                                            --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                             422         0.0%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           2,280         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...      6,980,643        6,980,643         0.5%
                                                                                            --------------        ----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund ......................................     12,190,220      141,040,849        9.3%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $383,421 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $384,575) to be repurchased at $372,247 ........   $        372          372,244        0.0%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     141,413,093        9.3%
                                                                                            --------------        ----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                                VALUE+       OF NET ASSETS**
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,091,977,167) .................................................                  $1,662,184,259       109.2%
                                                                                            ==============       -----

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  191,927,691             --        --   $ 191,927,691
   Consumer Staples .............      154,307,107             --        --     154,307,107
   Energy .......................      163,655,061   $      2,981        --     163,658,042
   Financials ...................      201,490,702             --        --     201,490,702
   Health Care ..................      184,392,347          2,144        --     184,394,491
   Industrials ..................      166,053,778             --        --     166,053,778
   Information Technology .......      288,882,491             --        --     288,882,491
   Materials ....................       61,138,569             --        --      61,138,569
   Other ........................               --              6        --               6
   Telecommunication Services ...       44,318,668             --        --      44,318,668
   Utilities ....................       57,616,276             --        --      57,616,276
Preferred Stocks
   Energy .......................               --            422        --             422
Rights/Warrants .................            2,280             --        --           2,280
Temporary Cash Investments ......        6,980,643             --        --       6,980,643
Securities Lending Collateral ...               --    141,413,093        --     141,413,093
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $1,520,765,613   $141,418,646        --   $1,662,184,259
                                    ==============   ============   =======   ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (16.2%)
   *Cabela's, Inc ........................................................        228,775   $   10,251,408         0.4%
   #Dillard's, Inc. Class A ..............................................        355,688       27,387,976         1.1%
   Foot Locker, Inc ......................................................        315,096       10,555,716         0.4%
   #GameStop Corp. Class A ...............................................        431,501        9,851,168         0.4%
   #Lennar Corp. Class A .................................................        325,800       12,207,726         0.5%
   #*Mohawk Industries, Inc ..............................................        190,548       15,905,042         0.7%
   Whirlpool Corp ........................................................         89,628        8,754,863         0.4%
   Wyndham Worldwide Corp ................................................        174,630        8,801,352         0.4%
   Other Securities ......................................................                     324,898,634        13.7%
                                                                                            --------------        -----
Total Consumer Discretionary .............................................                     428,613,885        18.0%
                                                                                            --------------        -----
Consumer Staples -- (4.1%)
   *Constellation Brands, Inc. Class A ...................................        317,371       11,215,891         0.5%
   *Hain Celestial Group, Inc. (The) .....................................        178,430       10,313,254         0.4%
   *Ralcorp Holdings, Inc ................................................        140,259       10,125,297         0.4%
   Other Securities ......................................................                      77,368,902         3.3%
                                                                                            --------------        -----
Total Consumer Staples ...................................................                     109,023,344         4.6%
                                                                                            --------------        -----
Energy -- (7.2%)
   Bristow Group, Inc ....................................................        174,043        8,688,227         0.4%
   #*Helix Energy Solutions Group, Inc ...................................        562,740        9,729,775         0.4%
   *Plains Exploration & Production Co ...................................        372,716       13,291,053         0.6%
   *Rowan Cos. P.L.C. Class A ............................................        328,885       10,428,943         0.4%
   Tesoro Corp ...........................................................        419,582       15,822,437         0.7%
   Western Refining, Inc .................................................        378,467        9,412,474         0.4%
   Other Securities ......................................................                     122,103,568         5.1%
                                                                                            --------------        -----
Total Energy .............................................................                     189,476,477         8.0%
                                                                                            --------------        -----
Financials -- (22.9%)
   Allied World Assurance Co. Holdings AG ................................        155,508       12,487,292         0.5%
   *American Capital, Ltd ................................................      1,164,025       13,723,855         0.6%
   #American Financial Group, Inc ........................................        370,385       14,370,938         0.6%
   #Assurant, Inc ........................................................        331,133       12,520,139         0.5%
   Axis Capital Holdings, Ltd ............................................        288,525       10,450,375         0.5%
   CNO Financial Group, Inc ..............................................      1,264,042       12,109,522         0.5%
   Everest Re Group, Ltd .................................................        113,679       12,624,053         0.5%
   #Legg Mason, Inc ......................................................        349,011        8,892,800         0.4%
   #NASDAQ OMX Group, Inc. (The) .........................................        406,131        9,669,979         0.4%
   PartnerRe, Ltd ........................................................        163,753       13,263,993         0.6%
   Reinsurance Group of America, Inc .....................................        235,808       12,478,959         0.5%
   Other Securities ......................................................                     470,561,099        19.8%
                                                                                            --------------        -----
Total Financials .........................................................                     603,153,004        25.4%
                                                                                            --------------        -----
Health Care -- (5.7%)
   Cooper Cos., Inc. (The) ...............................................         88,522        8,496,342         0.4%
   Coventry Health Care, Inc .............................................        383,447       16,733,627         0.7%
   *Hologic, Inc .........................................................        449,308        9,264,731         0.4%
   #Omnicare, Inc ........................................................        312,425       10,788,035         0.4%
   *ViroPharma, Inc ......................................................        339,632        8,575,708         0.4%
   Other Securities ......................................................                      95,696,093         4.0%
                                                                                            --------------        -----
Total Health Care ........................................................                     149,554,536         6.3%
                                                                                            --------------        -----
Industrials -- (14.2%)
   Amerco, Inc ...........................................................         88,302       10,202,413         0.4%
   #*Avis Budget Group, Inc ..............................................        549,560        9,084,227         0.4%
   GATX Corp .............................................................        210,036        8,708,093         0.4%


TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   #*Owens Corning, Inc ..................................................        367,806   $   12,354,604          0.5%
   *Quanta Services, Inc .................................................        347,012        8,998,021          0.4%
   Ryder System, Inc .....................................................        233,530       10,536,874          0.4%
   Trinity Industries, Inc ...............................................        277,414        8,677,510          0.4%
   Other Securities ......................................................                     305,314,935         12.8%
                                                                                            --------------        -----
Total Industrials ........................................................                     373,876,677         15.7%
                                                                                            --------------        -----
Information Technology -- (10.3%)
   #*Arrow Electronics, Inc ..............................................        351,633       12,388,031          0.5%
   Convergys Corp ........................................................        551,669        9,273,556          0.4%
   IAC/InterActiveCorp ...................................................        254,127       12,287,040          0.5%
   Other Securities ......................................................                     237,011,914         10.0%
                                                                                            --------------        -----
Total Information Technology .............................................                     270,960,541         11.4%
                                                                                            --------------        -----
Materials -- (8.3%)
   Ashland, Inc ..........................................................        210,546       14,980,348          0.6%
   #Domtar Corp ..........................................................        123,167        9,822,568          0.4%
   #*Louisiana-Pacific Corp ..............................................        670,853       10,592,769          0.4%
   MeadWestvaco Corp .....................................................        391,872       11,634,680          0.5%
   Reliance Steel & Aluminum Co ..........................................        200,657       10,903,701          0.5%
   Rock-Tenn Co. Class A .................................................        149,967       10,976,085          0.5%
   Westlake Chemical Corp ................................................        142,636       10,848,894          0.5%
   Other Securities ......................................................                     138,927,915          5.8%
                                                                                            --------------        -----
Total Materials ..........................................................                     218,686,960          9.2%
                                                                                            --------------        -----
Other -- (0.0%)
   Other Securities ......................................................                             294          0.0%
                                                                                            --------------        -----
Telecommunication Services -- (0.6%)
   Other Securities ......................................................                      15,102,777          0.6%
                                                                                            --------------        -----
Utilities -- (0.4%)
   Other Securities ......................................................                      10,749,666          0.4%
                                                                                            --------------        -----
TOTAL COMMON STOCKS ......................................................                   2,369,198,161         99.6%
                                                                                            --------------        -----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                          13,082          0.0%
                                                                                            --------------        -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                          39,856          0.0%
                                                                                            --------------        -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...      8,857,353        8,857,353          0.4%
                                                                                            --------------        -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@ DFA Short Term Investment Fund ......................................     22,132,499      256,073,011         10.8%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $696,137 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $698,232) to be repurchased at $675,850 ........   $        676          675,844         0.0%
                                                                                            --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     256,748,855        10.8%
                                                                                            --------------        -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                                VALUE+       OF NET ASSETS**
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,713,058) .................................................                  $2,634,857,307        110.8%
                                                                                            ==============        =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  428,613,885             --        --    $ 428,613,885
   Consumer Staples .............      109,023,344             --        --      109,023,344
   Energy .......................      189,351,831   $    124,646        --      189,476,477
   Financials ...................      603,153,004             --        --      603,153,004
   Health Care ..................      149,395,452        159,084        --      149,554,536
   Industrials ..................      373,747,154        129,523        --      373,876,677
   Information Technology              270,960,541             --        --      270,960,541
   Materials ....................      218,686,960             --        --      218,686,960
   Other ........................               --            294        --              294
   Telecommunication Services ...       15,102,777             --        --       15,102,777
   Utilities ....................       10,749,666             --        --       10,749,666
Preferred Stocks
   Energy .......................               --         13,082        --           13,082
Rights/Warrants .................           38,173          1,683        --           39,856
Temporary Cash Investments ......        8,857,353             --        --        8,857,353
Securities Lending Collateral ...               --    256,748,855        --      256,748,855
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $2,377,680,140   $257,177,167        --   $2,634,857,307
                                    ==============   ============   =======   ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (14.1%)
   #*Cabela's, Inc .......................................................         79,425   $    3,559,034         0.3%
   #Dillard's, Inc. Class A ..............................................         51,751        3,984,827         0.3%
   Domino's Pizza, Inc ...................................................         54,821        2,226,829         0.1%
   #DSW, Inc. Class A ....................................................         38,341        2,399,763         0.2%
   #Group 1 Automotive, Inc ..............................................         35,286        2,188,085         0.1%
   Men's Wearhouse, Inc. (The) ...........................................         68,501        2,246,148         0.2%
   #*Saks, Inc ...........................................................        221,647        2,278,531         0.2%
   #*Select Comfort Corp .................................................         89,608        2,493,791         0.2%
   *Steven Madden, Ltd ...................................................         55,010        2,361,029         0.2%
   Other Securities ......................................................                     196,856,976        14.8%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     220,595,013        16.6%
                                                                                            --------------        ----
Consumer Staples -- (4.1%)
   *Dean Foods Co ........................................................        215,173        3,623,513         0.3%
   *Hain Celestial Group, Inc. (The) .....................................         53,402        3,086,636         0.2%
   #PriceSmart, Inc ......................................................         28,537        2,368,286         0.2%
   Other Securities ......................................................                      54,616,524         4.1%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                      63,694,959         4.8%
                                                                                            --------------        ----
Energy -- (4.3%)
   Bristow Group, Inc ....................................................         45,458        2,269,263         0.2%
   Western Refining, Inc .................................................        194,387        4,834,405         0.3%
   Other Securities ......................................................                      59,803,732         4.5%
                                                                                            --------------        ----
Total Energy .............................................................                      66,907,400         5.0%
                                                                                            --------------        ----
Financials -- (16.7%)
   *Altisource Portfolio Solutions SA ....................................         21,934        2,489,509         0.2%
   CapitalSource, Inc ....................................................        302,900        2,395,939         0.2%
   Cathay General Bancorp ................................................        154,992        2,741,808         0.2%
   CNO Financial Group, Inc ..............................................        336,171        3,220,518         0.2%
   First American Financial Corp .........................................        131,159        2,983,867         0.2%
   *Investors Bancorp, Inc ...............................................        123,487        2,221,531         0.2%
   *Ocwen Financial Corp .................................................         87,991        3,393,813         0.2%
   Primerica, Inc ........................................................         80,041        2,261,959         0.2%
   Susquehanna Bancshares, Inc ...........................................        234,498        2,431,744         0.2%
   Other Securities ......................................................                     237,170,844        17.8%
                                                                                            --------------        ----
Total Financials .........................................................                     261,311,532        19.6%
                                                                                            --------------        ----
Health Care -- (8.3%)
   #*Air Methods Corp ....................................................         22,944        2,515,351         0.2%
   *Ariad Pharmaceuticals, Inc ...........................................        193,800        4,176,390         0.3%
   *Jazz Pharmaceuticals P.L.C ...........................................         43,942        2,361,004         0.2%
   #*Medicines Co. (The) .................................................        105,773        2,318,544         0.2%
   *ViroPharma, Inc ......................................................        115,735        2,922,309         0.2%
   Other Securities ......................................................                     114,659,115         8.6%
                                                                                            --------------        ----
Total Health Care ........................................................                     128,952,713         9.7%
                                                                                            --------------        ----
Industrials -- (15.3%)
   Amerco, Inc ...........................................................         25,259        2,918,425         0.2%
   #*Chart Industries, Inc ...............................................         32,460        2,297,843         0.2%
   #*EnerSys, Inc ........................................................         63,999        2,206,686         0.2%
   #Geo Group, Inc. (The) ................................................         93,170        2,582,672         0.2%
   #Robbins & Myers, Inc .................................................         38,214        2,265,326         0.2%
   #Triumph Group, Inc ...................................................         46,890        3,067,544         0.2%
   #*United Rentals, Inc .................................................         53,799        2,187,467         0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   Other Securities ......................................................                  $  220,968,362        16.6%
                                                                                            --------------        ----
Total Industrials ........................................................                     238,494,325        17.9%
                                                                                            --------------        ----
Information Technology -- (14.3%)
   #*3D Systems Corp .....................................................         78,815        3,428,452         0.2%
   *AOL, Inc .............................................................         69,740        2,394,174         0.2%
   #*Arris Group, Inc ....................................................        170,706        2,345,500         0.2%
   #*Cirrus Logic, Inc ...................................................        109,053        4,445,000         0.3%
   Convergys Corp ........................................................        170,395        2,864,340         0.2%
   #*CoStar Group, Inc ...................................................         32,679        2,709,089         0.2%
   #*Cymer, Inc ..........................................................         34,206        2,725,876         0.2%
   #Fair Isaac Corp ......................................................         47,990        2,236,334         0.2%
   #FEI Co ...............................................................         43,300        2,383,665         0.2%
   #*OSI Systems, Inc ....................................................         29,110        2,306,968         0.2%
   Other Securities ......................................................                     195,184,430        14.7%
                                                                                            --------------        ----
Total Information Technology .............................................                     223,023,828        16.8%
                                                                                            --------------        ----
Materials -- (5.0%)
   American Vanguard Corp ................................................        64,951         2,320,699         0.2%
   #Eagle Materials, Inc .................................................        49,700         2,632,609         0.2%
   *Louisiana-Pacific Corp ...............................................       183,497         2,897,418         0.2%
   Westlake Chemical Corp ................................................        34,525         2,625,972         0.2%
   Other Securities ......................................................                      68,066,368         5.1%
                                                                                            --------------        ----
Total Materials ..........................................................                      78,543,066         5.9%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                             312         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (0.6%)
   Other Securities ......................................................                       9,404,001         0.7%
                                                                                            --------------        ----
Utilities -- (2.2%)
   #PNM Resources, Inc ...................................................         99,252        2,199,424         0.2%
   Other Securities ......................................................                      32,415,078         2.4%
                                                                                            --------------        ----
Total Utilities ..........................................................                      34,614,502         2.6%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   1,325,541,651        99.6%
                                                                                            --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                          11,675         0.0%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                          32,981         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares          5,806,401        5,806,401         0.4%
                                                                                            --------------        ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT                          PERCENTAGE
                                                                                (000)           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@DFA Short Term Investment Fund .......................................     19,745,019   $  228,449,866        17.2%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $621,042 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $622,911) to be repurchased at $602,943 ........   $        603          602,938         0.0%
                                                                                            --------------   ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                            229,052,804        17.2%
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,156,520,287) .................................................                  $1,560,445,512       117.2%
                                                                                            ==============   ===============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  220,595,013             --     --      $  220,595,013
   Consumer Staples .............       63,694,959             --     --          63,694,959
   Energy .......................       66,840,115   $     67,285     --          66,907,400
   Financials ...................      261,311,532             --     --         261,311,532
   Health Care ..................      128,895,310         57,403     --         128,952,713
   Industrials ..................      238,478,409         15,916     --         238,494,325
   Information Technology .......      223,023,828             --     --         223,023,828
   Materials ....................       78,543,066             --     --          78,543,066
   Other ........................               --            312     --                 312
   Telecommunication Services ...        9,404,001             --     --           9,404,001
   Utilities ....................       34,614,502             --     --          34,614,502
Preferred Stocks
   Energy .......................               --         11,675     --              11,675
Rights/Warrants .................           32,906             75     --              32,981
Temporary Cash Investments ......        5,806,401             --     --           5,806,401
Securities Lending Collateral ...               --    229,052,804     --         229,052,804
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $1,331,240,042   $229,205,470     --      $1,560,445,512
                                    ==============   ============   =======   ==============

                See accompanying Notes to Financial Statements.

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (13.3%)
   CBS Corp. Class B .....................................................        197,985   $    6,414,714         0.2%
   Comcast Corp. Class A  ................................................        456,217       17,112,700         0.6%
   Home Depot, Inc. (The) ................................................        144,802        8,887,947         0.3%
   *Liberty Media Corp. - Liberty Capital Class A ........................         59,392        6,632,305         0.3%
   Lowe's Cos., Inc ......................................................        255,861        8,284,779         0.3%
   News Corp. Class A ....................................................        376,280        9,000,618         0.3%
   Time Warner Cable, Inc ................................................         88,298        8,751,215         0.3%
   Time Warner, Inc ......................................................        214,866        9,335,928         0.3%
   Walt Disney Co. (The) .................................................        365,590       17,939,501         0.6%
   Other Securities ......................................................                     330,521,528        11.6%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     422,881,235        14.8%
                                                                                            --------------        ----
Consumer Staples -- (5.8%)
   Coca-Cola Co. (The) ...................................................        172,706        6,421,209         0.2%
   CVS Caremark Corp .....................................................        277,652       12,883,053         0.5%
   Mondelez International, Inc. Class A ..................................        366,422        9,724,840         0.3%
   Procter & Gamble Co. (The) ............................................        250,219       17,325,164         0.6%
   Wal-Mart Stores, Inc ..................................................        140,778       10,561,166         0.4%
   Other Securities ......................................................                     127,992,438         4.5%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     184,907,870         6.5%
                                                                                            --------------        ----
Energy -- (10.1%)
   Anadarko Petroleum Corp ...............................................         99,014        6,813,153         0.2%
   Apache Corp ...........................................................         77,195        6,387,886         0.2%
   Chevron Corp ..........................................................        424,406       46,773,785         1.6%
   ConocoPhillips ........................................................        271,234       15,690,887         0.6%
   EOG Resources, Inc ....................................................         53,410        6,221,731         0.2%
   Exxon Mobil Corp ......................................................        549,998       50,143,318         1.8%
   National Oilwell Varco, Inc ...........................................         87,982        6,484,273         0.2%
   Occidental Petroleum Corp .............................................        145,217       11,466,334         0.4%
   Phillips 66 ...........................................................        135,617        6,395,698         0.2%
   Other Securities ......................................................                     163,878,633         5.8%
                                                                                            --------------        ----
Total Energy .............................................................                     320,255,698        11.2%
                                                                                            --------------        ----
Financials -- (17.2%)
   Bank of America Corp ..................................................      1,917,154       17,867,875         0.6%
   #*Berkshire Hathaway, Inc. Class B ....................................         99,579        8,598,647         0.3%
   Capital One Financial Corp ............................................        117,064        7,043,741         0.3%
   Citigroup, Inc ........................................................        411,827       15,398,212         0.5%
   Goldman Sachs Group, Inc. (The) .......................................         85,641       10,481,602         0.4%
   JPMorgan Chase & Co ...................................................        811,150       33,808,732         1.2%
   MetLife, Inc ..........................................................        216,234        7,674,145         0.3%
   PNC Financial Services Group, Inc .....................................        115,488        6,720,247         0.2%
   Travelers Cos., Inc. (The) ............................................        100,570        7,134,436         0.3%
   U.S. Bancorp ..........................................................        351,609       11,676,935         0.4%
   Wells Fargo & Co ......................................................      1,084,633       36,541,286         1.3%
   Other Securities ......................................................                     383,562,279        13.4%
                                                                                            --------------        ----
Total Financials .........................................................                     546,508,137        19.2%
                                                                                            --------------        ----
Health Care -- (9.6%)
   Amgen, Inc ............................................................         85,813        7,426,686         0.3%
   Johnson & Johnson .....................................................        141,608       10,028,679         0.3%
   Merck & Co., Inc ......................................................        589,040       26,877,895         0.9%
   Pfizer, Inc ...........................................................      1,598,574       39,756,535         1.4%
   UnitedHealth Group, Inc ...............................................        192,286       10,768,016         0.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Health Care -- (Continued)
   Other Securities ......................................................                  $  211,598,514         7.4%
                                                                                            --------------        ----
Total Health Care ........................................................                     306,456,325        10.7%
                                                                                            --------------        ----
Industrials -- (12.4%)
   General Electric Co ...................................................      2,219,055       46,733,298         1.6%
   Union Pacific Corp ....................................................        102,621       12,625,462         0.5%
   Other Securities ......................................................                     336,567,784        11.8%
                                                                                            --------------        ----
Total Industrials ........................................................                     395,926,544        13.9%
                                                                                            --------------        ----
Information Technology -- (11.2%)
   Apple, Inc ............................................................         42,017       25,004,317         0.9%
   *Google, Inc. Class A .................................................         11,628        7,904,366         0.3%
   Intel Corp ............................................................        517,438       11,189,597         0.4%
   International Business Machines Corp ..................................         45,323        8,816,683         0.3%
   Microsoft Corp ........................................................        327,024        9,331,630         0.3%
   Oracle Corp ...........................................................        213,729        6,636,285         0.2%
   Visa, Inc .............................................................         97,604       13,543,531         0.5%
   Other Securities ......................................................                     275,556,881         9.6%
                                                                                            --------------        ----
Total Information Technology .............................................                     357,983,290        12.5%
                                                                                            --------------        ----
Materials -- (4.5%)
   Other Securities ......................................................                     143,579,779         5.0%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                              --         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (2.9%)
   AT&T, Inc .............................................................      1,265,775       43,783,157         1.5%
   #Verizon Communications, Inc ..........................................        581,853       25,973,918         0.9%
   Other Securities ......................................................                      23,845,031         0.9%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                      93,602,106         3.3%
                                                                                            --------------        ----
Utilities -- (2.1%)
   Other Securities ......................................................                      67,960,515         2.4%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   2,840,061,499        99.5%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           4,878         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...    1 0,736,944       10,736,944         0.4%
                                                                                            --------------        ----

                                                                                  SHARES/
                                                                                   FACE
                                                                                  AMOUNT
                                                                                  (000)
                                                                                ---------

SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@DFA Short Term Investment Fund .......................................     29,068,909      336,327,274        11.8%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $914,307 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $917,058) to be repurchased at $887,661 .........   $       888          887,654         0.0%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     337,214,928        11.8%
                                                                                            --------------        ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                             VALUE+       OF NET ASSETS**
                                                                                         --------------   ---------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,481,374,822) ..........................................................      $3,188,018,249     111.7%
                                                                                         ==============     =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                        LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                     --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .........  $ 422,861,910    $     19,325        --   $  422,881,235
   Consumer Staples ...............    184,907,870              --        --      184,907,870
   Energy .........................    320,245,273          10,425        --      320,255,698
   Financials .....................    546,508,137              --        --      546,508,137
   Health Care ....................    306,442,629          13,696        --      306,456,325
   Industrials. ...................    395,911,452          15,092        --      395,926,544
   Information Technology .........    357,983,290              --        --      357,983,290
   Materials ......................    143,579,779              --        --      143,579,779
   Other ..........................             --              --        --               --
   Telecommunication Services .....     93,602,106              --        --       93,602,106
   Utilities ......................     67,960,515              --        --       67,960,515
Rights/Warrants ...................          4,878              --        --            4,878
Temporary Cash Investments ........     10,736,944              --        --       10,736,944
Securities Lending Collateral .....             --     337,214,928        --      337,214,928
                                     --------------   ------------   -------   --------------
TOTAL .............................  $2,850,744,783   $337,273,466        --   $3,188,018,249
                                     ==============   ============   =======   ==============


                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                                      PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (5.4%)
   Wesfarmers, Ltd ................................................       926,233   $   33,390,263         1.7%
   Other Securities ...............................................                     75,529,183         3.8%
                                                                                    --------------        -----

TOTAL AUSTRALIA ...................................................                    108,919,446         5.5%
                                                                                    --------------        -----
AUSTRIA -- (0.1%)
   Other Securities ...............................................                      2,202,939         0.1%
                                                                                    --------------        -----
BELGIUM -- (1.1%)
   Other Securities ...............................................                     21,963,139         1.1%
                                                                                    --------------        -----
CANADA -- (12.3%)
   Canadian Natural Resources, Ltd ................................       413,439       12,460,089         0.6%
   Goldcorp, Inc ..................................................       390,268       17,642,654         0.9%
   Manulife Financial Corp ........................................     1,391,180       17,188,647         0.9%
   #Sun Life Financial, Inc .......................................       494,520       12,264,591         0.6%
   Suncor Energy, Inc .............................................     1,078,999       36,213,313         1.8%
   Teck Resources, Ltd. Class B ...................................       407,968       12,948,772         0.7%
   Other Securities ...............................................                    139,312,477         7.1%
                                                                                    --------------        -----
TOTAL CANADA ......................................................                    248,030,543        12.6%
                                                                                    --------------        -----
DENMARK -- (1.4%)
   Other Securities ...............................................                     27,920,680         1.4%
                                                                                    --------------        -----
FINLAND -- (0.6%)
   Other Securities ...............................................                     11,709,008         0.6%
                                                                                    --------------        -----
FRANCE -- (9.4%)
   AXA SA .........................................................       948,963       15,125,169         0.8%
   BNP Paribas SA .................................................       242,688       12,318,032         0.6%
   France Telecom SA ..............................................     1,431,646       16,002,158         0.8%
   GDF Suez SA. ...................................................     1,001,804       22,993,642         1.2%
   *Societe Generale SA ...........................................       485,354       15,478,889         0.8%
   Vivendi SA .....................................................     1,014,279       20,783,897         1.0%
   Other Securities ...............................................                     86,775,055         4.4%
                                                                                    --------------        -----
TOTAL FRANCE ......................................................                    189,476,842         9.6%
                                                                                    --------------        -----
GERMANY -- (7.4%)
   Daimler AG .....................................................       505,362       23,673,482         1.2%
   Deutsche Bank AG (5750355) .....................................       241,169       10,985,454         0.6%
   #Deutsche Bank AG (D18190898) ..................................       239,182       10,933,009         0.6%
   Deutsche Telekom AG ............................................       920,799       10,504,881         0.5%
   E.ON AG ........................................................       993,327       22,613,064         1.1%
   Munchener Rueckversicherungs-Gesellschaft AG ...................        86,591       13,932,731         0.7%
   Other Securities ...............................................                     55,818,989         2.8%
                                                                                    --------------        -----
TOTAL GERMANY .....................................................                    148,461,610         7.5%
                                                                                    --------------        -----
GREECE -- (0.0%)
   Other Securities ...............................................                      1,008,011         0.1%
                                                                                    --------------        -----
HONG KONG -- (2.2%)
   Hutchison Whampoa, Ltd .........................................     1,722,000       16,891,652         0.9%
   Other Securities ...............................................                     28,316,519         1.4%
                                                                                    --------------        -----
TOTAL HONG KONG ...................................................                     45,208,171         2.3%
                                                                                    --------------        -----
IRELAND -- (0.1%)
   Other Securities ...............................................                      1,874,418         0.1%
                                                                                    --------------        -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
ISRAEL -- (0.6%)
   Other Securities ...............................................                   $ 13,124,829         0.7%
                                                                                    --------------        -----
ITALY -- (1.6%)
   Other Securities ...............................................                     32,581,877         1.7%
                                                                                    --------------        -----
JAPAN -- (17.0%)
   Mitsubishi Corp ................................................       870,800       15,546,343         0.8%
   Mitsubishi UFJ Financial Group, Inc ............................     6,163,934       27,885,441         1.4%
   Mitsui & Co., Ltd ..............................................       967,400       13,635,718         0.7%
   Sumitomo Corp ..................................................       754,200       10,281,854         0.5%
   Sumitomo Mitsui Financial Group, Inc ...........................       588,727       17,989,734         0.9%
   #Toyota Motor Corp. Sponsored ADR ..............................       180,003       13,944,832         0.7%
   Other Securities ...............................................                    244,373,446        12.4%
                                                                                    --------------        -----
TOTAL JAPAN .......................................................                    343,657,368        17.4%
                                                                                    --------------        -----
NETHERLANDS -- (3.2%)
   ArcelorMittal NV ...............................................       764,181       11,297,979         0.6%
   Koninklijke Philips Electronics NV .............................       631,760       15,823,012         0.8%
   Other Securities ...............................................                     36,775,911         1.8%
                                                                                    --------------        -----
TOTAL NETHERLANDS .................................................                     63,896,902         3.2%
                                                                                    --------------        -----
NEW ZEALAND -- (0.1%)
   Other Securities ...............................................                      1,625,690         0.1%
                                                                                    --------------        -----
NORWAY -- (1.2%)
   Other Securities ...............................................                     23,831,916         1.2%
                                                                                    --------------        -----
PORTUGAL -- (0.1%)
   Other Securities ...............................................                      2,509,247         0.1%
                                                                                    --------------        -----
SINGAPORE -- (1.0%)
   Other Securities ...............................................                     20,618,980         1.1%
                                                                                    --------------        -----
SPAIN -- (1.8%)
   Banco Santander SA .............................................     2,095,077       15,774,195         0.8%
   Other Securities ...............................................                     20,065,516         1.0%
                                                                                    --------------        -----
TOTAL SPAIN .......................................................                     35,839,711         1.8%
                                                                                    --------------        -----
SWEDEN -- (3.2%)
   Nordea Bank AB .................................................     1,822,627       16,567,052         0.8%
   Svenska Cellulosa AB Series B. .................................       566,500       11,044,601         0.6%
   Telefonaktiebolaget LM Ericsson AB Series B ....................     1,563,029       13,846,995         0.7%
   Other Securities ...............................................                     22,092,558         1.1%
                                                                                    --------------        -----
TOTAL SWEDEN ......................................................                     63,551,206         3.2%
                                                                                    --------------        -----
SWITZERLAND -- (6.3%)
   Credit Suisse Group AG .........................................       593,214       13,795,405         0.7%
   Holcim, Ltd ....................................................       241,079       16,452,735         0.8%
   #Novartis AG ADR ...............................................       189,650       11,466,239         0.6%
   Swiss Re, Ltd ..................................................       325,311       22,510,662         1.1%
   UBS AG .........................................................       996,451       14,950,347         0.8%
   Other Securities ...............................................                     47,459,982         2.4%
                                                                                    --------------        -----
TOTAL SWITZERLAND .................................................                    126,635,370         6.4%
                                                                                    --------------        -----
UNITED KINGDOM -- (21.0%)
   Anglo American P.L.C ...........................................       349,868       10,781,002         0.6%
   Aviva P.L.C ....................................................     2,287,715       12,251,713         0.6%
   Barclays P.L.C .................................................     3,351,289       12,392,271         0.6%
   Barclays P.L.C. Sponsored ADR ..................................     1,025,997       15,184,756         0.8%
   BP P.L.C. Sponsored ADR ........................................     1,840,577       78,942,348         4.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
UNITED KINGDOM -- (Continued)
   HSBC Holdings P.L.C ............................................     1,039,205   $   10,245,900          0.5%
   #HSBC Holdings P.L.C. Sponsored ADR. ...........................       288,640       14,247,270          0.7%
   Kingfisher P.L.C ...............................................     2,319,541       10,860,203          0.6%
   *Lloyds Banking Group P.L.C ....................................    23,717,729       15,618,314          0.8%
   Royal Dutch Shell P.L.C. ADR. ..................................     1,012,251       71,495,288          3.6%
   Vodafone Group P.L.C ...........................................    13,861,205       37,642,262          1.9%
   Vodafone Group P.L.C. Sponsored ADR ............................     1,661,870       45,236,101          2.3%
   Xstrata P.L.C ..................................................     1,511,218       23,939,963          1.2%
   Other Securities ...............................................                     63,925,025          3.3%
                                                                                    --------------        -----
TOTAL UNITED KINGDOM ..............................................                    422,762,416         21.5%
                                                                                    --------------        -----
TOTAL COMMON STOCKS ...............................................                  1,957,410,319         99.3%
                                                                                    --------------        -----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities ...............................................                      3,082,870          0.1%
                                                                                    --------------        -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities ...............................................                              3          0.0%
                                                                                    --------------        -----

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                        (000)           VALUE+
                                                                      -----------   --------------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@ DFA Short Term Investment Fund ...............................     4,667,243       54,000,000          2.7%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $911,017) to be repurchased at $893,162 .   $       893          893,154          0.1%
                                                                                    --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                     54,893,154          2.8%
                                                                                    --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,092,870,816) ..........................................                 $2,015,386,346        102.2%
                                                                                    ==============        =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                       LEVEL 1         LEVEL 2       LEVEL 3       TOTAL
                                     ------------   --------------   -------   --------------
Common Stocks
   Australia ....................    $    225,811   $  108,693,635        --   $  108,919,446
   Austria ......................              --        2,202,939        --        2,202,939
   Belgium ......................         405,344       21,557,795        --       21,963,139
   Canada .......................     248,030,543               --        --      248,030,543
   Denmark ......................              --       27,920,680        --       27,920,680
   Finland ......................              --       11,709,008        --       11,709,008
   France .......................      11,105,102      178,371,740        --      189,476,842
   Germany ......................      27,727,073      120,734,537        --      148,461,610
   Greece .......................              --        1,008,011        --        1,008,011
   Hong Kong ....................              --       45,208,171        --       45,208,171
   Ireland ......................         608,158        1,266,260        --        1,874,418
   Israel .......................       1,280,585       11,844,244        --       13,124,829
   Italy ........................       1,895,897       30,685,980        --       32,581,877
   Japan ........................      31,991,271      311,666,097        --      343,657,368
   Netherlands ..................       1,841,197       62,055,705        --       63,896,902
   New Zealand ..................              --        1,625,690        --        1,625,690
   Norway. ......................              --       23,831,916        --       23,831,916
   Portugal .....................              --        2,509,247        --        2,509,247
   Singapore. ...................              --       20,618,980        --       20,618,980
   Spain ........................         421,587       35,418,124        --       35,839,711
   Sweden .......................       1,128,017       62,423,189        --       63,551,206
   Switzerland. .................      13,002,478      113,632,892        --      126,635,370
   United Kingdom ...............     237,826,468      184,935,948        --      422,762,416
Preferred Stocks
   Germany ......................              --        3,082,870        --        3,082,870
Rights/Warrants
   Spain ........................              --                3        --                3
Securities Lending Collateral ...              --       54,893,154        --       54,893,154
                                     ------------   --------------   -------   --------------
TOTAL ...........................    $577,489,531   $1,437,896,815        --   $2,015,386,346
                                     ============   ==============   =======   ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                       -----------   --------------  ---------------
COMMON STOCKS-- (94.8%)
AUSTRALIA-- (5.0%)
   Australia & New Zealand Banking Group, Ltd. ....................       117,748    $    3,106,356         0.2%
   Commonwealth Bank of Australia NL ..............................        51,776         3,100,650         0.2%
   National Australia Bank, Ltd....................................       137,265         3,668,391         0.3%
   Wesfarmers, Ltd. ...............................................        69,797         2,516,149         0.2%
   Westpac Banking Corp............................................       129,797         3,431,581         0.3%
   Other Securities ...............................................                      49,051,546         4.0%
                                                                                     --------------        ----
TOTAL AUSTRALIA ...................................................                      64,874,673         5.2%
                                                                                     --------------        ----
AUSTRIA -- (0.4%)
   Other Securities ...............................................                       4,475,465         0.4%
                                                                                     --------------        ----
BELGIUM -- (0.8%)
   Other Securities ...............................................                       9,670,903         0.8%
                                                                                     --------------        ----
BRAZIL -- (2.0%)
   Other Securities ...............................................                      25,130,326         2.0%
                                                                                     --------------        ----
CANADA -- (8.1%)
   Bank of Montreal ...............................................        41,930         2,477,806         0.2%
   Bank of Nova Scotia ............................................        42,381         2,302,047         0.2%
   Royal Bank of Canada ...........................................        55,774         3,179,746         0.2%
   Suncor Energy, Inc..............................................        99,388         3,335,655         0.3%
   Toronto Dominion Bank. .........................................        55,000         4,473,242         0.3%
   Other Securities ...............................................                      89,062,927         7.2%
                                                                                     --------------        ----
TOTAL CANADA                                                                            104,831,423         8.4%
                                                                                     --------------        ----
CHILE -- (0.5%)
   Other Securities ...............................................                       6,328,460         0.5%
                                                                                     --------------        ----
CHINA -- (4.3%)
   China Construction Bank Corp. Series H  ........................     3,488,200         2,619,463         0.2%
   China Mobile, Ltd. Sponsored ADR ...............................        45,500         2,520,245         0.2%
   Other Securities                                                                      50,602,927         4.1%
                                                                                     --------------        ----
TOTAL CHINA .......................................................                     55,742,635          4.5%
                                                                                     --------------        ----
COLOMBIA -- (0.1%)
   Other Securities ...............................................                        977,780          0.1%
                                                                                     --------------        ----
CZECH REPUBLIC -- (0.1%)
   Other Securities ...............................................                      1,337,990          0.1%
                                                                                     --------------        ----
DENMARK -- (0.7%)
   Other Securities ...............................................                      9,278,629          0.7%
                                                                                     --------------        ----
EGYPT -- (0.0%)
   Other Securities ...............................................                        165,068          0.0%
                                                                                     --------------        ----
FINLAND -- (1.0%)
   Other Securities ...............................................                     12,936,435         1.0%
                                                                                     --------------        ----
FRANCE -- (5.2%)
   BNP Paribas SA .................................................        65,535         3,326,338         0.3%
   Sanofi SA ......................................................        41,470         3,642,185         0.3%
   *Societe Generale SA ...........................................        80,296         2,560,797         0.2%
   #Total SA Sponsored ADR ........................................        85,482         4,308,293         0.3%
   Other Securities ...............................................                      53,542,193         4.3%
                                                                                     --------------        ----
TOTAL FRANCE ......................................................                      67,379,806         5.4%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
GERMANY -- (4.4%)
   Allianz SE. ....................................................        25,596    $    3,179,657         0.3%
   Daimler AG .....................................................        64,563         3,024,428         0.2%
   Deutsche Bank AG ...............................................        57,350         2,621,469         0.2%
   E.ON AG ........................................................       111,836         2,545,944         0.2%
   Munchener Rueckversicherungs-Gesellschaft AG ...................        13,177         2,120,216         0.2%
   #Siemens AG Sponsored ADR ......................................        26,107         2,634,457         0.2%
   Other Securities ...............................................                      40,653,364         3.3%
                                                                                     --------------        ----
TOTAL GERMANY                                                                            56,779,535         4.6%
                                                                                     --------------        ----
GREECE -- (0.2%)
   Other Securities ...............................................                       3,127,663         0.2%
                                                                                     --------------        ----
HONG KONG -- (1.8%)
   Other Securities ...............................................                      23,239,815         1.9%
                                                                                     --------------        ----
HUNGARY -- (0.1%)
   Other Securities ...............................................                       1,092,942         0.1%
                                                                                     --------------        ----
INDIA -- (1.8%)
   Other Securities ...............................................                      23,451,160         1.9%
                                                                                     --------------        ----
INDONESIA -- (0.8%)
   Other Securities ...............................................                      10,768,537         0.9%
                                                                                     --------------        ----
IRELAND -- (0.4%)
   Other Securities ...............................................                       5,288,975         0.4%
                                                                                     --------------        ----
ISRAEL -- (0.4%)
   Other Securities ...............................................                       4,904,229         0.4%
                                                                                     --------------        ----
ITALY -- (1.6%)
   Other Securities ...............................................                      20,820,802         1.7%
                                                                                     --------------        ----
JAPAN -- (13.5%)
   Mizuho Financial Group, Inc.....................................     1,487,255         2,327,079         0.2%
   Sumitomo Mitsui Financial Group, Inc............................        90,383         2,761,834         0.2%
   Toyota Motor Corp. Sponsored ADR ...............................        50,053         3,877,606         0.3%
   Other Securities ...............................................                     164,414,476        13.3%
                                                                                     --------------        ----
TOTAL JAPAN .......................................................                     173,380,995        14.0%
                                                                                     --------------        ----
MALAYSIA -- (0.9%)
   Other Securities ...............................................                      12,144,452         1.0%
                                                                                     --------------        ----
MEXICO -- (1.4%)
   Other Securities ...............................................                      17,879,490         1.4%
                                                                                     --------------        ----
NETHERLANDS -- (1.8%)
   #*ING Groep NV Sponsored ADR ...................................       263,004         2,330,215         0.2%
   Other Securities ...............................................                      20,947,179         1.7%
                                                                                     --------------        ----
TOTAL NETHERLANDS .................................................                      23,277,394         1.9%
                                                                                     --------------        ----
NEW ZEALAND -- (0.2%)
   Other Securities ...............................................                       2,771,066         0.2%
                                                                                     --------------        ----
NORWAY -- (0.9%)
   Other Securities ...............................................                      11,030,807         0.9%
                                                                                     --------------        ----
PERU -- (0.1%)
   Other Securities ...............................................                         738,229         0.1%
                                                                                     --------------        ----
PHILIPPINES -- (0.5%)
   Other Securities ...............................................                       5,757,697         0.5%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
POLAND -- (0.4%)
   Other Securities ...............................................                  $    4,998,739         0.4%
                                                                                     --------------        ----
PORTUGAL -- (0.2%)
   Other Securities ...............................................                       3,130,717         0.3%
                                                                                     --------------        ----
RUSSIA -- (0.6%)
   Gazprom OAO Sponsored ADR ......................................       353,575         3,247,584         0.3%
   Other Securities ...............................................                       4,343,779         0.3%
                                                                                     --------------        ----
TOTAL RUSSIA ......................................................                       7,591,363         0.6%
                                                                                     --------------        ----
SINGAPORE -- (1.3%)
   Other Securities ...............................................                      16,210,710         1.3%
                                                                                     --------------        ----
SOUTH AFRICA -- (1.9%)
   Other Securities ...............................................                      23,813,214         1.9%
                                                                                     --------------        ----
SOUTH KOREA -- (3.8%)
   Samsung Electronics Co., Ltd....................................         4,072         4,886,553         0.4%
   Other Securities ...............................................                      44,507,667         3.6%
                                                                                     --------------        ----
TOTAL SOUTH KOREA .................................................                      49,394,220         4.0%
                                                                                     --------------        ----
SPAIN -- (1.6%)
   Banco Santander SA .............................................       444,394         3,345,919         0.3%
   Other Securities ...............................................                      17,256,688         1.4%
                                                                                     --------------        ----
TOTAL SPAIN .......................................................                      20,602,607         1.7%
                                                                                     --------------        ----
SWEDEN -- (2.3%)
   Other Securities ...............................................                      29,570,627         2.4%
                                                                                     --------------        ----
SWITZERLAND -- (4.6%)
   Holcim, Ltd.....................................................        29,548         2,016,540         0.2%
   Nestle SA ......................................................        87,940         5,583,155         0.4%
   Novartis AG ADR ................................................        95,673         5,784,390         0.5%
   Swiss Re, Ltd. .................................................        43,188         2,988,496         0.2%
   Zurich Insurance Group AG ......................................        16,736         4,125,754         0.3%
   Other Securities ...............................................                      38,347,927         3.1%
                                                                                     --------------        ----
TOTAL SWITZERLAND .................................................                      58,846,262         4.7%
                                                                                     --------------        ----
TAIWAN -- (2.9%)
   Other Securities ...............................................                      37,148,344         3.0%
                                                                                     --------------        ----
THAILAND -- (0.8%)
   Other Securities ...............................................                      10,164,524         0.8%
                                                                                     --------------        ----
TURKEY -- (0.5%)
   Other Securities ...............................................                       6,271,302         0.5%
                                                                                     --------------        ----
UNITED KINGDOM --  (14.9%) ........................................
   Anglo American P.L.C ...........................................        84,783         2,612,545         0.2%
   #AstraZeneca P.L.C. Sponsored ADR ..............................        53,810         2,496,784         0.2%
   BG Group P.L.C .................................................       135,356         2,513,159         0.2%
   BP P.L.C. Sponsored ADR ........................................       219,070         9,395,912         0.8%
   HSBC Holdings P.L.C ............................................       341,216         3,364,173         0.3%
   HSBC Holdings P.L.C. Sponsored ADR. ............................       187,245         9,242,413         0.7%
   Legal & General Group P.L.C ....................................     1,002,504         2,173,168         0.2%
   Royal Dutch Shell P.L.C. ADR. ..................................       185,909        13,130,753         1.1%
   Royal Dutch Shell P.L.C. Series B. .............................        59,695         2,111,573         0.2%
   Standard Chartered P.L.C .......................................       170,094         4,027,270         0.3%
   TESCO P.L.C ....................................................       522,999         2,706,244         0.2%
   Vodafone Group P.L.C. Sponsored ADR ............................       343,133         9,340,080         0.7%
   Wolseley P.L.C .................................................        50,810         2,227,393         0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C ..................................................       176,940    $    2,802,995         0.2%
   Other Securities ...............................................                     124,121,148        10.0%
                                                                                     --------------        ----
TOTAL UNITED KINGDOM ..............................................                     192,265,610        15.5%
                                                                                     --------------        ----
UNITED STATES -- (0.0%)
   Other Securities ...............................................                          87,049         0.0%
                                                                                     --------------        ----
TOTAL COMMON STOCKS                                                                   1,219,678,669        98.3%
                                                                                     --------------        ----
PREFERRED STOCKS-- (1.2%)
BRAZIL -- (1.1%)
   Banco Bradesco SA Sponsored ADR ................................       137,903         2,159,561         0.2%
   Petroleo Brasileiro SA ADR .....................................       126,710         2,601,356         0.2%
   Other Securities ...............................................                       9,857,525         0.8%
                                                                                     --------------        ----
TOTAL BRAZIL ......................................................                      14,618,442         1.2%
                                                                                     --------------        ----
CHILE -- (0.0%)
   Other Securities ...............................................                         159,330         0.0%
                                                                                     --------------        ----
COLOMBIA -- (0.0%)
   Other Securities ...............................................                          10,645         0.0%
                                                                                     --------------        ----
GERMANY -- (0.1%)
   Other Securities ...............................................                         811,510         0.1%
                                                                                     --------------        ----
MALAYSIA -- (0.0%)
   Other Securities ...............................................                          12,235         0.0%
                                                                                     --------------        ----
TOTAL PREFERRED STOCKS ............................................                      15,612,162         1.3%
                                                                                     --------------        ----
RIGHTS/WARRANTS-- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities ...............................................                          27,769         0.0%
                                                                                     --------------        ----
BELGIUM -- (0.0%)
   Other Securities ...............................................                              98         0.0%
                                                                                     --------------        ----
BRAZIL -- (0.0%)
   Other Securities ...............................................                             674         0.0%
                                                                                     --------------        ----
HONG KONG -- (0.0%)
   Other Securities ...............................................                          40,820         0.0%
                                                                                     --------------        ----
MALAYSIA -- (0.0%)
   Other Securities ...............................................                             218         0.0%
                                                                                     --------------        ----
POLAND -- (0.0%)
   Other Securities ...............................................                             684         0.0%
                                                                                     --------------        ----
SINGAPORE -- (0.0%)
   Other Securities ...............................................                          10,242         0.0%
                                                                                     --------------        ----
SOUTH AFRICA -- (0.0%)
   Other Securities ...............................................                           3,914         0.0%
                                                                                     --------------        ----
SOUTH KOREA -- (0.0%)
   Other Securities ...............................................                             627         0.0%
                                                                                     --------------        ----
SPAIN -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
THAILAND -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
TOTAL RIGHTS/WARRANTS .............................................                          85,046         0.0%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES/
                                                                        FACE                            PERCENTAGE
                                                                       AMOUNT             VALUE++     OF NET ASSETS**
                                                                      -----------    --------------   ---------------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund ..............................      4,407,952    $   51,000,000          4.1%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $337,443) to be repurchased at  $330,829    $       331           330,826          0.0%
                                                                                     --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ..............................                       51,330,826          4.1%
                                                                                     --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,172,510,011) .........................................                   $1,286,706,703        103.7%
                                                                                     ==============        =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------
Common Stocks
   Australia .......................   $  1,956,441   $ 62,918,232     --      $  64,874,673
   Austria .........................             --      4,475,465     --          4,475,465
   Belgium .........................      1,539,175      8,131,728     --          9,670,903
   Brazil ..........................     25,130,326             --     --         25,130,326
   Canada ..........................    104,782,487         48,936     --        104,831,423
   Chile ...........................      6,328,460             --     --          6,328,460
   China ...........................      8,314,155     47,428,480     --         55,742,635
   Colombia ........................        977,780             --     --            977,780
   Czech Republic ..................             --      1,337,990     --          1,337,990
   Denmark .........................        613,270      8,665,359     --          9,278,629
   Egypt ...........................             --        165,068     --            165,068
   Finland .........................        100,739     12,835,696     --         12,936,435
   France ..........................      8,583,180     58,796,626     --         67,379,806
   Germany .........................      8,677,132     48,102,403     --         56,779,535
   Greece ..........................        382,885      2,744,778     --          3,127,663
   Hong Kong .......................         16,888     23,222,927     --         23,239,815
   Hungary .........................         36,808      1,056,134     --          1,092,942
   India ...........................      1,192,633     22,258,527     --         23,451,160
   Indonesia .......................        203,518     10,565,019     --         10,768,537
   Ireland .........................      1,270,048      4,018,927     --          5,288,975
   Israel ..........................      1,078,668      3,825,561     --          4,904,229
   Italy ...........................      2,448,104     18,372,698     --         20,820,802
   Japan ...........................     11,750,950    161,630,045     --        173,380,995
   Malaysia ........................             --     12,144,452     --         12,144,452
   Mexico ..........................     17,879,490             --     --         17,879,490
   Netherlands .....................      6,442,419     16,834,975     --         23,277,394
   New Zealand .....................         30,049      2,741,017     --          2,771,066
   Norway. .........................      1,287,091      9,743,716     --         11,030,807
   Peru ............................        738,229             --     --            738,229

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------
   Philippines .....................   $     63,530   $  5,694,167     --      $    5,757,697
   Poland ..........................             --      4,998,739     --           4,998,739
   Portugal ........................             --      3,130,717     --           3,130,717
   Russia ..........................        305,373      7,285,990     --           7,591,363
   Singapore. ......................             --     16,210,710     --          16,210,710
   South Africa ....................      3,191,248     20,621,966     --          23,813,214
   South Korea .....................      4,224,747     45,169,473     --          49,394,220
   Spain ...........................      3,897,379     16,705,228     --          20,602,607
   Sweden ..........................        820,745     28,749,882     --          29,570,627
   Switzerland. ....................     10,505,062     48,341,200     --          58,846,262
   Taiwan ..........................        268,828     36,879,516     --          37,148,344
   Thailand ........................      9,959,773        204,751     --          10,164,524
   Turkey ..........................        136,087      6,135,215     --           6,271,302
   United Kingdom ..................     58,860,179    133,405,431     --         192,265,610
   United States ...................         87,049             --     --              87,049
Preferred Stocks
   Brazil ..........................     14,617,943            499     --          14,618,442
   Chile ...........................        159,330             --     --             159,330
   Colombia ........................         10,645             --     --              10,645
   Germany .........................             --        811,510     --             811,510
   Malaysia ........................             --         12,235     --              12,235
Rights/Warrants
   Australia .......................             --         27,769     --              27,769
   Belgium .........................             --             98     --                  98
   Brazil ..........................             --            674     --                 674
   Hong Kong .......................             --         40,820     --              40,820
   Malaysia ........................             --            218     --                 218
   Poland ..........................             --            684     --                 684
   Singapore. ......................             --         10,242     --              10,242
   South Africa ....................             --          3,914     --               3,914
   South Korea .....................             --            627     --                 627
   Spain ...........................             --             --     --                  --
   Thailand ........................             --             --     --                  --
Securities Lending Collateral ......             --     51,330,826     --          51,330,826
                                       ------------   ------------    ---      --------------
TOTAL ..............................   $318,868,843   $967,837,860     --      $1,286,706,703
                                       ============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             TAX-MANAGED
                                                           U.S. MARKETWIDE     TAX-MANAGED       TAX-MANAGED        TAX-MANAGED
                                                                VALUE          U.S. EQUITY   U.S. TARGETED VALUE   U.S. SMALL CAP
                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           ---------------    ------------   -------------------   --------------
ASSETS:
Investments in Affiliated Investment Company at
   Value ...............................................    $  2,345,657                --                 --                  --
Investments at Value (including $0, $137,973,
   $249,463 and $222,669 of securities on loan,
   respectively) .......................................              --      $  1,513,790       $  2,369,251        $  1,325,586
Temporary Cash Investments at Value & Cost .............              --             6,981              8,857               5,806
Collateral Received from Securities on Loan at
   Value & Cost . ......................................              --               372                676                 603
Affiliated Collateral Received from Securities on
   Loan at Value & Cost ................................              --           141,041            256,073             228,450
Receivables:
   Investment Securities Sold/Affiliated Investment
      Company Sold .....................................             692               134                 --                 237
   Dividends and Interest ..............................              --             1,708                664                 428
   Securities Lending Income ...........................              --                37                139                 186
   Fund Shares Sold ....................................           2,126             1,906              2,125                 853
Prepaid Expenses and Other Assets ......................             21                28                  24                  18
                                                            ------------      ------------       ------------        ------------
   Total Assets ........................................       2,348,496         1,665,997          2,637,809           1,562,167
                                                            ------------      ------------       ------------        ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ....................              --           141,413            256,749             229,053
   Investment Securities Purchased/Affiliated
      Investment Company Purchased .....................              --               635                 --                 172
   Fund Shares Redeemed ................................           2,818             1,158              1,532               1,042
   Due to Advisor ......................................             297               261                839                 560
Accrued Expenses and Other Liabilities .................              85               119                122                  74
                                                            ------------      ------------       ------------        ------------
      Total Liabilities ................................           3,200           143,586            259,242             230,901
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,345,296      $  1,522,411       $  2,378,567        $  1,331,266
                                                            ============      ============       ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ................     139,975,401       100,405,421        103,928,843          53,390,499
                                                            ============      ============       ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE ..................................................    $      16.76      $      15.16       $      22.89        $      24.93
                                                            ============      ============       ============        ============
Investments in Affiliated Investment Company at
   Cost ................................................    $  1,823,672      $         --       $         --        $         --
                                                            ------------      ------------       ------------        ------------
Investments at Cost. ...................................    $         --      $    943,583       $  1,865,107        $    921,661
                                                            ------------      ------------       ------------        ------------
NET ASSETS CONSIST OF:
Paid-In Capital. .......................................    $  1,957,431      $  1,373,223       $  1,820,098        $    992,531
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................           7,151             4,240              2,982               2,142
Accumulated Net Realized Gain (Loss) ...................       (141,271)          (425,259)            51,343            (67,332)
Net Unrealized Appreciation (Depreciation) .............         521,985           570,207            504,144             403,925
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,345,296      $  1,522,411       $  2,378,567        $  1,331,266
                                                            ============      ============       ============        ============
(1) NUMBER OF SHARES AUTHORIZED ........................     700,000,000       500,000,000        700,000,000         500,000,000
                                                            ============      ============       ============        ============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                T.A. U.S.         TAX-MANAGED       T.A. WORLD
                                                                                  CORE         DFA INTERNATIONAL   EX U.S. CORE
                                                                                EQUITY 2             VALUE            EQUITY
                                                                                PORTFOLIO          PORTFOLIO        PORTFOLIO*
                                                                             --------------    -----------------   ------------
ASSETS:
Investments at Value (including $328,457, $52,123 and
  $51,411 of securities on loan, respectively) ............................  $    2,840,066      $  1,960,493      $  1,235,376
Temporary Cash Investments at Value & Cost ................................          10,737                --                --
Collateral Received from Securities on Loan at Value & Cost ...............             888               893               331
Affiliated Collateral Received from Securities on Loan at Value & Cost ....         336,327            54,000            51,000
Foreign Currencies at Value ...............................................              --             8,398             2,439
Cash ......................................................................              --               398             1,708
Receivables:
   Investment Securities Sold .............................................             434               902                35
   Dividends, Interest and Tax Reclaims ...................................           2,665             7,106             3,049
   Securities Lending Income ..............................................             157               101               102
   Fund Shares Sold .......................................................           3,395             2,461             1,558
Unrealized Gain on Foreign Currency Contracts .............................              --                --                 2
Prepaid Expenses and Other Assets. ........................................              25                33                10
                                                                             --------------      ------------      ------------
      Total Assets ........................................................       3,194,694         2,034,785         1,295,610
                                                                             --------------      ------------      ------------
LIABILITIES:
Payables: .................................................................
   Upon Return of Securities Loaned. ......................................         337,215            54,893            51,331
   Investment Securities Purchased ........................................               4             4,492             1,845
   Fund Shares Redeemed ...................................................           3,573             2,974             1,266
   Due to Advisor .........................................................             529               823               413
Unrealized Loss on Foreign Currency Contracts .............................              --                --                 2
Accrued Expenses and Other Liabilities ....................................             139               215               146
                                                                             --------------      ------------      ------------
      Total Liabilities ...................................................         341,460            63,397            55,003
                                                                             --------------      ------------      ------------
NET ASSETS. ...............................................................  $    2,853,234      $  1,971,388      $  1,240,607
                                                                             ==============      ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ...................................     292,570,881       152,679,690       144,958,470
                                                                             ==============      ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE. .................  $         9.75      $      12.91      $       8.56
                                                                             ==============      ============      ============
Investments at Cost .......................................................  $    2,133,423      $  2,037,978      $  1,121,179
                                                                             --------------      ------------      ------------
Foreign Currencies at Cost ................................................  $           --      $      8,378      $      2,411
                                                                             --------------      ------------      ------------
NET ASSETS CONSIST OF:
Paid-In Capital ...........................................................  $    2,139,276      $  2,075,152      $  1,122,468
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) .....................................................           6,522             7,757             5,850
Accumulated Net Realized Gain (Loss) ......................................             793          (33,867)           (1,893)
Net Unrealized Foreign Exchange Gain (Loss) ...............................              --             (189)              (43)
Net Unrealized Appreciation (Depreciation) ................................         706,643          (77,465)           114,225
                                                                             --------------      ------------      ------------
NET ASSETS. ...............................................................  $    2,853,234      $ 1,971,388       $  1,240,607
                                                                             ==============      ============      ============
(1) NUMBER OF SHARES AUTHORIZED                                               1,000,000,000       700,000,000       500,000,000
                                                                             ==============      ============      ============

--------------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                                    TAX-MANAGED
                                                                  U.S. MARKETWIDE   TAX-MANAGED       TAX-MANAGED
                                                                       VALUE        U.S. EQUITY   U.S. TARGETED VALUE
                                                                    PORTFOLIO*       PORTFOLIO        PORTFOLIO
                                                                  ---------------   -----------   -------------------
INVESTMENT INCOME
   Dividends ..................................................   $        47,153   $    30,149   $            30,580
   Interest ...................................................                11             8                    14
   Income from Securities Lending .............................             1,480           535                 1,888
   Expenses Allocated from Affiliated Investment Company ......            (4,774)           --                    --
                                                                  ---------------   -----------   -------------------
         Total Investment Income ..............................            43,870        30,692                32,482
                                                                  ---------------   -----------   -------------------
EXPENSES

   Investment Advisory Services Fees ..........................                --           734                 9,606
   Administrative Services Fees ...............................             3,313         2,202                    --
   Accounting & Transfer Agent Fees ...........................                37           172                   257
   Custodian Fees .............................................                --            32                    43
   Filing Fees ................................................                55            46                    47
   Shareholders' Reports ......................................                50            28                    51
   Directors'/Trustees' Fees & Expenses .......................                19            12                    19
   Professional Fees ..........................................                19            39                    58
   Other ......................................................                24            24                    46
                                                                  ---------------   -----------   -------------------
         Total Expenses .......................................             3,517         3,289                10,127
                                                                  ---------------   -----------   -------------------
   Fees Waived, Expenses Reimbursed, and/or Previously
      Waived Fees Recovered by Advisor (Note C) ...............                --           (59)                   --
                                                                  ---------------   -----------   -------------------
   Net Expenses ...............................................             3,517         3,230                10,127
                                                                  ---------------   -----------   -------------------
   NET INVESTMENT INCOME (LOSS) ...............................            40,353        27,462                22,355
                                                                  ---------------   -----------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
      Securities ..............................................                --             9                    --
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..............................            45,725        37,995               104,052
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...................................           285,396       132,559               200,822
                                                                  ---------------   -----------   -------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................           331,121       170,563               304,874
                                                                  ---------------   -----------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $       371,474   $   198,025   $           327,229
                                                                  ===============   ===========   ===================

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                                            T.A. U.S.      TAX-MANAGED      T.A. WORLD
                                                            TAX-MANAGED       CORE      DFA INTERNATIONAL     EX U.S.
                                                           U.S. SMALL CAP   EQUITY 2          VALUE         CORE EQUITY
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           --------------   ---------   -----------------   -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
      $0, $5,696 and $3,130, respectively) ..............  $       16,193   $  50,140   $          70,021   $    35,662
   Interest .............................................              10          13                   1            --
   Income from Securities Lending .......................           2,036       2,278               1,566         1,197
                                                           --------------   ---------   -----------------   -----------
         Total Investment Income ........................          18,239      52,431              71,588        36,859
                                                           --------------   ---------   -----------------   -----------
EXPENSES
   Investment Advisory Services Fees ....................           6,401       5,894               9,248         4,528
   Accounting & Transfer Agent Fees .....................             152         294                 216           141
   Custodian Fees .......................................              46          56                 429           664
   Filing Fees ..........................................              43          79                  92            54
   Shareholders' Reports ................................              34          41                  50            25
   Directors'/Trustees' Fees & Expenses .................              11          23                  16             9
   Professional Fees ....................................              33          69                  69            80
   Other ................................................              19          32                  43            34
                                                           --------------   ---------   -----------------   -----------
         Total Expenses .................................           6,739       6,488              10,163         5,535
                                                           --------------   ---------   -----------------   -----------
   Fees Paid Indirectly .................................              --          --                  (6)           (5)
                                                           --------------   ---------   -----------------   -----------
   Net Expenses .........................................           6,739       6,488              10,157         5,530
                                                           --------------   ---------   -----------------   -----------
   NET INVESTMENT INCOME (LOSS) .........................          11,500      45,943              61,431        31,329
                                                           --------------   ---------   -----------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
      from Investment Securities ........................              --          37                  --            --
   Net Realized Gain (Loss) on:
      Investment Securities Sold ........................          68,129      19,708              (1,850)        1,868
      Foreign Currency Transactions .....................              --          --                (768)           (3)
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
      Currency ..........................................          86,134     300,040              (5,473)       26,612
   Translation of Foreign Currency
      Denominated Amounts ...............................              --          --                 (58)         (108)
                                                           --------------   ---------   -----------------   -----------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) .............................................         154,263     319,785              (8,149)       28,369
                                                           --------------   ---------   -----------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................  $      165,763   $ 365,728   $          53,282   $    59,698
                                                           ==============   =========   =================   ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            TAX-MANAGED             TAX-MANAGED             TAX-MANAGED            TAX-MANAGED
                                          U.S. MARKETWIDE           U.S. EQUITY            U.S. TARGETED          U.S. SMALL CAP
                                          VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO           PORTFOLIO
                                      ----------------------  ----------------------  ----------  ----------  ----------  ----------
                                          YEAR       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                         ENDED       ENDED      ENDED        ENDED      ENDED        ENDED      ENDED       ENDED
                                        OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2012       2011        2012        2011        2012        2011        2012        2011
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ..... $   40,353  $   30,707  $   27,462  $   23,293  $   22,355  $   15,488  $   11,500  $   8,057
   Capital Gain Distributions
      Received from
      Investment Securites ..........         --          --           9          --          --          --          --         --
   Net Realized Gain (Loss) on:
      Investment Securities
         Sold/Affiliated Investment
         Companies Sold .............     45,725      55,401      37,995      16,560     104,052     163,018      68,129     86,099
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities/Affiliated
      Investment Companies ..........    285,396      29,854     132,559      57,130     200,822     (52,059)     86,134      5,490
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Net Increase (Decrease) in
         Net Assets Resulting from
            Operations ..............    371,474     115,962     198,025      96,983     327,229     126,447     165,763     99,646
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
Distributions From:
   Net Investment Income ............    (38,619)    (29,356)    (26,579)    (22,909)    (20,027)    (15,344)    (10,665)    (7,826)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Total Distributions ...........    (38,619)    (29,356)    (26,579)    (22,909)    (20,027)    (15,344)    (10,665)    (7,826)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
Capital Share Transactions(1):
   Shares Issued ....................    273,305     424,803     208,380     267,973     228,284     369,513     151,087    189,668
   Shares Issued in Lieu of Cash
      Distributions .................     37,484      28,526      24,979      20,568      19,783      15,175      10,379      7,626
   Shares Redeemed ..................   (361,467)   (373,757)   (246,462)   (284,783)   (367,757)   (450,282)   (197,583)  (218,323)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Net Increase (Decrease) from
         Capital Share Transactions..    (50,678)     79,572     (13,103)      3,758    (119,690)    (65,594)    (36,117)   (21,029)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Total Increase (Decrease)
         in Net Assets ..............    282,177     166,178     158,343      77,832     187,512      45,509     118,981     70,791
NET ASSETS
   Beginning of Period ..............  2,063,119   1,896,941   1,364,068   1,286,236   2,191,055   2,145,546   1,212,285  1,141,494
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   End of Period .................... $2,345,296  $2,063,119  $1,522,411  $1,364,068  $2,378,567  $2,191,055  $1,331,266  $1,212,285
                                      ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ....................     17,802      28,609      14,501      19,801      10,738      17,877       6,365      8,418
   Shares Issued in Lieu of Cash
      Distributions .................      2,494       1,941       1,766       1,533         970         743         459        342
   Shares Redeemed ..................    (23,378)    (25,136)    (17,041)    (21,432)    (17,209)    (21,598)     (8,365)    (9,600)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Net Increase (Decrease) from
         Shares Issued and Redeemed..     (3,082)      5,414        (774)        (98)     (5,501)     (2,978)     (1,541)      (840)
                                      ==========  ==========  ==========  ==========  ==========  ==========  ==========  =========
UNDISTRIBUTED NET
   INVESTMENT INCOME (DISTRIBUTIONS
   IN EXCESS OF NET INVESTMENT
   INCOME) .......................... $    7,151  $    5,375  $    4,240  $    3,356  $    2,982  $    2,021  $    2,142  $   1,302

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                             T.A. WORLD
                                                   T.A. U.S.                  TAX-MANAGED                      EX U.S.
                                                 CORE EQUITY 2             DFA INTERNATIONAL                 CORE EQUITY
                                                   PORTFOLIO                VALUE PORTFOLIO                   PORTFOLIO
                                           --------------------------  --------------------------    --------------------------
                                               YEAR          YEAR          YEAR          YEAR            YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED            ENDED        ENDED
                                             OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,        OCT. 31,      OCT. 31,
                                               2012          2011          2012          2011            2012          2011
                                           ------------  ------------  ------------  ------------    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .......... $     45,943  $     32,960  $     61,431  $     61,460    $     31,329  $     28,745
   Capital Gain Distributions Received
      from Investment Securities .........           37            --            --            --              --            --
   Net Realized Gain (Loss) on:
      Investment Securities Sold .........       19,708        20,516        (1,850)       68,397           1,868         3,859
      Foreign Currency Transactions ......           --            --          (768)          460**            (3)         (131)**
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
         Currency ........................      300,040        80,826        (5,473)     (282,899)         26,612      (128,674)
      Translation of Foreign Currency
         Denominated Amounts .............           --            --           (58)         (385)           (108)           (3)
   Change in Deferred Thailand Capital
      Gains Tax ..........................           --            --            --            --              --           316
                                           ------------  ------------  ------------  ------------    ------------  ------------
         Net Increase (Decrease) in Net
            Assets Resulting from
            Operations                          365,728       134,302        53,282      (152,967)         59,698       (95,888)
                                           ------------  ------------  ------------  ------------    ------------  ------------
Distributions From:
   Net Investment Income .................      (42,125)      (31,850)      (58,706)      (59,500)        (29,565)      (27,820)
                                           ------------  ------------  ------------  ------------    ------------  ------------
         Total Distributions .............      (42,125)      (31,850)      (58,706)      (59,500)        (29,565)      (27,820)
                                           ------------  ------------  ------------  ------------    ------------  ------------
Capital Share Transactions(1):
   Shares Issued .........................      508,269       710,062       531,329       523,994         384,441       396,289
   Shares Issued in Lieu of Cash
      Distributions ......................       41,426        31,390        57,299        58,085          28,659        26,989
   Shares Redeemed .......................     (452,936)     (425,616)     (455,312)     (360,119)       (245,607)     (223,588)
                                           ------------  ------------  ------------  ------------    ------------  ------------
      Net Increase (Decrease) from Capital
         Share Transactions ..............       96,759       315,836       133,316       221,960         167,493       199,690
                                           ------------  ------------  ------------  ------------    ------------  ------------
      Total Increase (Decrease) in Net
         Assets ..........................      420,362       418,288       127,892         9,493         197,626        75,982
NET ASSETS
   Beginning of Period ...................    2,432,872     2,014,584     1,843,496     1,834,003       1,042,981       966,999
                                           ------------  ------------  ------------  ------------    ------------  ------------
   End of Period ......................... $  2,853,234  $  2,432,872  $  1,971,388  $  1,843,496    $  1,240,607  $  1,042,981
                                           ============  ============  ============  ============    ============  ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued .........................       55,305        80,649        43,190        37,445          47,312        42,686
   Shares Issued in Lieu of Cash
      Distributions ......................        4,601         3,600         4,849         3,994           3,668         2,902
   Shares Redeemed .......................      (49,089)      (48,716)      (37,266)      (25,779)        (30,383)      (25,134)
                                           ------------  ------------  ------------  ------------    ------------  ------------
      Net Increase (Decrease) from Shares
         Issued and Redeemed .............       10,817        35,533        10,773        15,660          20,597        20,454
                                           ============  ============  ============  ============    ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
   (DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME) .................... $      6,522  $      4,481  $      7,757  $      7,201    $      5,850  $      3,526

----------
**   Net of foreign capital gain taxes withheld of $2 and $71, respectively.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period ............... $    14.42       $    13.78      $    11.61      $    10.59      $       17.51         $    17.67
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) ...........       0.28             0.22            0.16            0.21               0.27               0.27
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       2.33             0.63            2.17            1.06              (6.66)             (0.16)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       2.61             0.85            2.33            1.27              (6.39)              0.11
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.27)           (0.21)          (0.16)          (0.25)             (0.29)             (0.27)
   Net Realized Gains ......         --               --              --              --              (0.24)                --
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.27)           (0.21)          (0.16)          (0.25)             (0.53)             (0.27)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    16.76       $    14.42      $    13.78      $    11.61      $       10.59         $    17.51
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      18.34%            6.15%          20.17%          12.54%            (37.53)%(C)          0.54%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of Period
   (thousands) ............. $2,345,296       $2,063,119      $1,896,941      $1,618,256      $   1,576,757         $2,747,843
Ratio of Expenses to
   Average Net Assets ......       0.38%(D)         0.38%(D)        0.38%(D)        0.40%(D)           0.38%(B)(D)        0.37%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived
   Fees) ................        0.38%(D)        0.38%(D)        0.38%(D)        0.40%(D)              0.38%(B)(D)        0.37%(D)
Ratio of Net Investment
   Income to Average Net
   Assets ..................       1.83%            1.45%           1.24%           2.07%              1.93%(B)           1.45%
Portfolio Turnover Rate ....        N/A              N/A             N/A             N/A                N/A                N/A

                                                             TAX-MANAGED U.S. EQUITY PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period ............... $    13.48       $    12.70      $    10.94      $    10.36      $       15.57         $    14.75
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment
      Income (Loss)(A) .....       0.27             0.23            0.20            0.22               0.23               0.25
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       1.67             0.77            1.76            0.60              (5.19)              0.81
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       1.94             1.00            1.96            0.82              (4.96)              1.06
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.26)           (0.22)          (0.20)          (0.24)             (0.25)             (0.24)
   Net Realized Gains ......         --               --              --              --                 --                 --
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.26)           (0.22)          (0.20)          (0.24)             (0.25)             (0.24)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    15.16       $    13.48      $    12.70      $    10.94      $       10.36         $    15.57
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      14.57%            7.92%          18.10%           8.30%            (32.30)%(C)          7.23%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of Period
   (thousands) ............. $1,522,411       $1,364,068      $1,286,236      $1,141,449      $   1,268,330         $1,823,812
Ratio of Expenses to
   Average Net Assets ......       0.22%            0.22%**         0.22%(D)        0.22%(D)           0.22%(B)(D)        0.22%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees)..       0.22%            0.23%**         0.23%(D)        0.26%(D)           0.23%(B)(D)        0.23%(D)
Ratio of Net
   Investment Income to
   Average Net Assets ......       1.87%            1.65%           1.70%           2.24%              1.76%(B)           1.59%
Portfolio Turnover
   Rate ....................         7%              11%*           N/A             N/A                N/A                N/A

----------
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series. See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period .....           $    20.02       $    19.09      $    14.96      $    14.41      $       23.09         $    27.39
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss)(A) ............       0.21             0.14            0.11            0.14               0.20               0.25
   Net Gains (Losses)
      on Securities
      (Realized and
      Unrealized) ..........       2.85             0.93            4.13            0.60              (7.29)             (1.87)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       3.06             1.07            4.24            0.74              (7.09)             (1.62)
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.19)           (0.14)          (0.11)          (0.19)             (0.18)             (0.24)
   Net Realized Gains ......         --               --              --              --              (1.41)             (2.44)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.19)           (0.14)          (0.11)          (0.19)             (1.59)             (2.68)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    22.89       $    20.02      $    19.09      $    14.96      $       14.41         $    23.09
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      15.39%            5.58%          28.43%           5.41%           (32.85)%(C)          (6.58)%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of Period
   (thousands) ............. $2,378,567       $2,191,055      $2,145,546      $1,700,343      $   1,662,774         $2,905,694
Ratio of Expenses to
   Average Net Assets ......       0.44%            0.44%           0.45%           0.47%              0.45%(B)           0.47%
Ratio of Net
   Investment Income to
   Average Net Assets ......       0.98%            0.66%           0.63%           1.04%              1.07%(B)           0.98%
Portfolio Turnover
   Rate ....................         12%              21%             26%             34%                40%(C)             28%

                                                            TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, ...........
   Beginning of Period       $    22.07       $    20.47      $    16.26      $    15.83      $       25.86         $    26.27
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment
      Income (Loss)(A) .....       0.21             0.15            0.11            0.13               0.19               0.18
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       2.85             1.59            4.20            0.47              (7.87)             (0.42)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       3.06             1.74            4.31            0.60              (7.68)             (0.24)
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.20)           (0.14)          (0.10)          (0.17)             (0.18)             (0.17)
   Net Realized Gains ......         --               --              --              --              (2.17)                --
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.20)           (0.14)          (0.10)          (0.17)             (2.35)             (0.17)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    24.93       $    22.07      $    20.47      $    16.26      $       15.83         $    25.86
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      13.95%            8.50%          26.61%           3.98%            (32.53)%(C)         (0.94)%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of
   Period (thousands) ...... $1,331,266       $1,212,285      $1,141,494      $  957,145      $   1,077,395         $1,779,245
Ratio of Expenses to
   Average Net Assets ......       0.53%            0.53%           0.53%           0.55%              0.53%(B)           0.53%
Ratio of Net
   Investment Income to
   Average Net Assets ......       0.90%            0.64%           0.58%           0.88%              0.98%(B)           0.65%
Portfolio Turnover Rate ....         17%              22%             27%             28%                39%(C)             31%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            T.A. U.S. CORE EQUITY 2 PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                                                                  PERIOD            PERIOD
                                YEAR             YEAR            YEAR            YEAR            DEC. 1,            OCT. 4,
                                ENDED           ENDED           ENDED           ENDED            2007 TO          2007(a) TO
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          OCT. 31,          NOV. 30,
                                2012             2011            2010            2009              2008              2007
                             ----------       ----------      ----------      ----------      -------------       ----------
Net Asset Value, Beginning
   of Period ............... $     8.63       $     8.18      $     6.83      $     6.31      $        9.40       $    10.00
                             ----------       ----------      ----------      ----------      -------------       ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) ...........       0.16             0.12            0.11            0.11               0.13             0.02
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       1.11             0.45            1.35            0.52              (3.12)           (0.62)
                             ----------       ----------      ----------      ----------      -------------       ----------
      Total from Investment
         Operations ........       1.27             0.57            1.46            0.63              (2.99)           (0.60)
                             ----------       ----------      ----------      ----------      -------------       ----------
Less Distributions
   Net Investment Income ...      (0.15)           (0.12)          (0.11)          (0.11)             (0.10)              --
   Net Realized Gains ......         --               --              --              --                 --               --
                             ----------       ----------      ----------      ----------      -------------       ----------
      Total Distributions ..      (0.15)           (0.12)          (0.11)          (0.11)             (0.10)              --
                             ----------       ----------      ----------      ----------      -------------       ----------
Net Asset Value, End
   of Period ............... $     9.75       $     8.63      $     8.18      $     6.83      $        6.31       $     9.40
                             ==========       ==========      ==========      ==========      =============       ==========
Total Return ...............      14.82%            6.97%          21.49%          10.28%           (32.16)%(C)       (6.00)%(C)
                             ----------       ----------      ----------      ----------      -------------       ----------
Net Assets, End of Period
   (thousands) ......        $2,853,234       $2,432,872      $2,014,584      $1,444,886      $     585,165       $  106,507
Ratio of Expenses to
   Average Net Assets ......       0.24%            0.24%           0.25%           0.28%              0.29%(B)         0.30%(B)(E)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers
   and Assumption of
   Expenses and/or Recovery
   of Previously Waived
   Fees and Fees Paid
   Indirectly) .............       0.24%            0.24%           0.25%           0.28%              0.29%(B)          0.60%(B)(E)
Ratio of Net
   Investment Income to
   Average Net Assets ......       1.71%            1.39%           1.45%           1.82%              1.75%(B)          2.09%(B)(E)
Portfolio Turnover
   Rate ....................          6%               6%              5%              5%                 9%(C)             0%(C)

                                                        TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                                                                                  PERIOD
                                YEAR             YEAR            YEAR            YEAR            DEC. 1,               YEAR
                                ENDED           ENDED           ENDED           ENDED            2007 TO               ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          OCT. 31,            NOV. 30,
                                2012             2011            2010            2009              2008                2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period ............... $    12.99       $    14.53      $    13.49      $    10.55      $       21.91         $    19.96
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) ...........       0.42             0.46            0.31            0.32               0.59               0.59
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......      (0.10)           (1.55)           1.03            3.00              (9.60)              2.76
                             ----------       ----------      ----------      ----------      -------------         ----------
         Total from Investment
            Operations .....       0.32            (1.09)           1.34            3.32              (9.01)              3.35
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.40)           (0.45)          (0.30)          (0.38)             (0.64)             (0.48)
   Net Realized Gains ......         --               --              --              --              (1.71)             (0.92)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.40)           (0.45)          (0.30)          (0.38)             (2.35)             (1.40)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    12.91       $    12.99      $    14.53      $    13.49      $       10.55         $    21.91
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............       2.77%           (7.81)%         10.34%          32.27%           (45.58)%(C)          17.51%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of
   Period (thousands) ...... $1,971,388       $1,843,496      $1,834,003      $1,637,834      $   1,393,229         $2,859,270
Ratio of Expenses to
   Average Net Assets ......       0.55%            0.55%           0.55%           0.56%              0.54%(B)           0.54%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees
   and Fees Paid
   Indirectly) .............       0.55%            0.55%           0.55%           0.56%              0.54%(B)           0.54%
Ratio of Net
   Investment Income to
   Average Net Assets ......       3.32%            3.16%           2.29%           2.92%              3.76%(B)           2.77%
Portfolio Turnover Rate ....         18%              16%             28%             24%                24%(C)             20%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        T.A WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                             --------------------------------------------------------------
                                                                                                                   PERIOD
                                                                                                                  MARCH 6,
                                                                 YEAR        YEAR          YEAR        YEAR        2008(a)
                                                                ENDED       ENDED         ENDED       ENDED          TO
                                                               OCT. 31,    OCT. 31,      OCT. 31,    OCT. 31,     OCT. 31,
                                                                 2012        2011          2010        2009         2008
                                                             ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period ....................... $     8.39   $     9.31   $     8.13   $     5.85   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ........................       0.23         0.25         0.17         0.16         0.15
   Net Gains (Losses) on Securities (Realized and
      Unrealized) ..........................................       0.16        (0.93)        1.17         2.27        (4.15)
                                                             ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations .....................       0.39        (0.68)        1.34         2.43        (4.00)
                                                             ----------   ----------   ----------   ----------   ----------
Less Distributions
   Net Investment Income ...................................      (0.22)       (0.24)       (0.16)       (0.15)       (0.15)
                                                             ----------   ----------   ----------   ----------   ----------
      Total Distributions ..................................      (0.22)       (0.24)       (0.16)       (0.15)       (0.15)
                                                             ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ............................. $     8.56   $     8.39   $     9.31   $     8.13   $     5.85
                                                             ==========   ==========   ==========   ==========   ==========
Total Return ...............................................       4.90%       (7.55)%      16.78%       42.13%     (40.61)%(C)
                                                             ----------   ----------   ----------   ----------   ----------
Net Assets, End of Period (thousands) ...................... $1,240,607   $1,042,981   $  966,999   $  668,728   $  228,318
Ratio of Expenses to Average Net Assets ....................       0.49%        0.48%        0.48%        0.54%        0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses and/or Recovery of
   Previously Waived Fees and Fees Paid Indirectly) ........       0.49%        0.48%        0.48%        0.51%        0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets .......       2.77%        2.63%        2.00%        2.38%        3.27%(B)(E)
Portfolio Turnover Rate ....................................          3%           5%           2%           5%           2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining sixty portfolios are presented in separate reports.

     Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, the Feeder Fund owned 71% of its Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

     Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

     Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed

DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

     Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

     The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

     The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

     T.A. World ex U.S. Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities.
The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

     The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the year ended October 31, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                    ADMINISTRATIVE      ADVISORY
                                                     SERVICES FEES   SERVICES FEES
                                                    --------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio ......       0.15%             --
Tax-Managed U.S. Equity Portfolio ................       0.15%           0.05%
Tax-Managed U.S. Targeted Value Portfolio ........         --            0.42%
Tax-Managed U.S. Small Cap Portfolio .............         --            0.50%
T.A. U.S. Core Equity 2 Portfolio ................         --            0.22%
Tax-Managed DFA International Value Portfolio ....         --            0.50%
T.A. World ex U.S. Core Equity Portfolio .........         --            0.40%

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                   RECOVERY           WAIVED FEES/
                                                    EXPENSE      OF PREVIOUSLY      EXPENSES ASSUMED
                                                   LIMITATION     WAIVED FEES/     SUBJECT TO FUTURE
                                                     AMOUNT      EXPENSES ASSUMED       RECOVERY
                                                   ----------   ----------------   -----------------
Tax-Managed U.S. Equity Portfolio (1) .............. 0.22%              --                $315
T.A. U.S. Core Equity 2 Portfolio (2) .............. 0.30%              --                  --
T.A. World ex U.S. Core Equity Portfolio (3) ....... 0.60%              --                  --

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

     In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
Tax-Managed DFA International Value Portfolio ......     $6
T.A. World ex U.S. Core Equity Portfolio ...........      5

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid to the CCO by the Fund were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio ........ $57
Tax-Managed U.S. Equity Portfolio ..................  79
Tax-Managed U.S. Targeted Value Portfolio ..........  60
Tax-Managed U.S. Small Cap Portfolio ...............  35
T.A. U.S. Core Equity 2 Portfolio ..................  50
Tax-Managed DFA International Value Portfolio ......  54
T.A. World ex U.S. Core Equity Portfolio ...........  22

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES     SALES
                                                    ---------   --------
Tax-Managed U.S. Equity Portfolio ..............   $102,118     $120,824
Tax-Managed U.S. Targeted Value Portfolio ......    266,212      391,566
Tax-Managed U.S. Small Cap Portfolio ...........    219,280      259,837
T.A. U.S. Core Equity 2 Portfolio ..............    233,403      151,375
Tax-Managed DFA International Value Portfolio ..    475,088      334,492
T.A. World ex U.S. Core Equity Portfolio .......    201,113       34,906

     There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net realized foreign currency gains/(losses), realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and non-deductible expenses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE         INCREASE
                                                                        (DECREASE)       (DECREASE)
                                                       INCREASE       UNDISTRIBUTED     ACCUMULATED
                                                      (DECREASE)      NET INVESTMENT    NET REALIZED
                                                    PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                    ---------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio ....    $            (3)  $           42   $          (39)
Tax Managed U.S. Equity Portfolio ..............                 (1)               1               --
Tax-Managed U.S. Targeted Value Portfolio ......              4,833           (1,367)          (3,466)
Tax Managed U.S. Small Cap Portfolio ...........                 (5)               5               --
T.A. U.S. Core Equity 2 Portfolio ..............              1,917           (1,777)            (140)
Tax-Managed DFA International Value Portfolio ..              1,401           (2,169)             768
T.A. World ex U.S. Core Equity Portfolio .......                782              560           (1,342)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                                 NET INVESTMENT
                                                   INCOME AND
                                                   SHORT-TERM      LONG-TERM
                                                 CAPITAL GAINS    CAPITAL GAIN    TOTAL
                                                 --------------   ------------   -------
Tax-Managed U.S. Marketwide Value Portfolio
2011 ...........................................    $29,356            --        $29,356
2012 ...........................................     38,619            --         38,619
Tax-Managed U.S. Equity Portfolio
2011 ...........................................     22,909            --         22,909
2012 ...........................................     26,579            --         26,579
Tax-Managed U.S. Targeted Value Portfolio
2011 ...........................................     15,344            --         15,344
2012 ...........................................     21,411        $3,466         24,877
Tax-Managed U.S. Small Cap Portfolio
2011 ...........................................      7,826            --          7,826
2012 ...........................................     10,665            --         10,665
T.A. U.S. Core Equity 2 Portfolio
2011 ...........................................     32,785            --         32,785
2012 ...........................................     43,904           140         44,044
Tax-Managed DFA International Value Portfolio
2011 ...........................................     61,130            --         61,130
2012 ...........................................     60,106            --         60,106
T.A. World ex U.S. Core Equity Portfolio
2011 ...........................................     28,920            --         28,920
2012 ...........................................     30,337            10         30,347

     At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    NET INVESTMENT
                                                        INCOME
                                                    AND SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS    CAPITAL GAINS   TOTAL
                                                    --------------   -------------   ------
Tax-Managed U.S. Targeted Value Portfolio .........     $1,384        $3,466         $4,850
T.A. U.S. Core Equity 2 Portfolio .................      1,779           140          1,919
Tax-Managed DFA International Value Portfolio .....      1,400            --          1,400
T.A. World ex U.S. Core Equity Portfolio ..........        772            10            782

     At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                    TOTAL NET
                                                    NET INVESTMENT                                  DISTRIBUTABLE
                                                      INCOME AND     UNDISTRIBUTED      CAPITAL       EARNINGS
                                                      SHORT-TERM       LONG-TERM         LOSS       (ACCUMULATED
                                                     CAPITAL GAINS   CAPITAL GAINS   CARRYFORWARD      LOSSES)
                                                    --------------   -------------   ------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio .....       $7,429              --         $(140,771)     $(133,342)
Tax-Managed U.S. Equity Portfolio ...............        4,360              --          (424,041)      (419,681)
Tax-Managed U.S. Targeted Value Portfolio .......        4,346         $51,903                --         56,249

                                                     UNDISTRIBUTED                                    TOTAL NET
                                                    NET INVESTMENT                                  DISTRIBUTABLE
                                                      INCOME AND     UNDISTRIBUTED      CAPITAL       EARNINGS
                                                      SHORT-TERM       LONG-TERM         LOSS       (ACCUMULATED
                                                     CAPITAL GAINS   CAPITAL GAINS   CARRYFORWARD      LOSSES)
                                                    --------------   -------------   ------------   -------------
Tax-Managed U.S. Small Cap Portfolio ............       $2,724              --          $(66,960)      $(64,236)
T.A. U.S. Core Equity 2 Portfolio ...............        6,745          $3,473                --         10,218
Tax-Managed DFA International Value Portfolio ...        7,810              --           (30,216)       (22,406)
T.A. World ex U.S. Core Equity Portfolio ........        6,458             415                --          6,873

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    EXPIRES ON OCTOBER 31,
                                                    ----------------------
                                                      2016       2017     UNLIMITED    TOTAL
                                                    --------   --------   ---------   --------
Tax-Managed U.S. Marketwide Value Portfolio .....         --   $140,771         --    $140,771
Tax-Managed U.S. Equity Portfolio ...............   $137,475    286,566         --     424,041
Tax-Managed U.S. Small Cap Portfolio ............         --     66,960         --      66,960
Tax-Managed DFA International Value Portfolio ...         --     28,430     $1,786      30,216

     During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio .........................  $45,693
Tax-Managed U.S. Equity Portfolio ...................................   37,759
Tax Managed U.S. Targeted Value Portfolio ...........................   48,683
Tax Managed U.S. Small Cap Portfolio ................................   68,086
T.A. U.S. Core Equity 2 Portfolio ...................................   16,156
T.A. World ex U.S. Core Equity Portfolio ............................      120

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                      NET
                                                                                                   UNREALIZED
                                                      FEDERAL      UNREALIZED     UNREALIZED       APPRECIATION
                                                      TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                     ----------   ------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio .......  $1,824,371       $681,755      $(160,469)        $521,286
Tax-Managed U.S. Equity Portfolio .................   1,093,235        601,145        (32,196)         568,949
Tax-Managed U.S. Targeted Value Portfolio .........   2,132,577        698,539       (196,259)         502,280
Tax-Managed U.S. Small Cap Portfolio ..............   1,157,439        474,111        (71,105)         403,006
T.A. U.S. Core Equity 2 Portfolio .................   2,484,228        821,253       (117,463)         703,790
Tax-Managed DFA International Value Portfolio .....   2,096,521        214,191       (295,326)        (81,135)
T.A. World ex U.S. Core Equity Portfolio ..........   1,175,405        267,617       (156,315)         111,302

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Summarized below are the specific types of derivative instruments used by the Portfolios.

     3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At October 31, 2012, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                       WEIGHTED       WEIGHTED      NUMBER OF     INTEREST   MAXIMUM AMOUNT
                                                       AVERAGE         AVERAGE         DAYS        EXPENSE   BORROWED DURING
                                                    INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED      THE PERIOD
                                                    -------------   ------------   ------------   --------   ---------------

Tax-Managed U.S. Equity Portfolio ................       0.89%         $1,992            11        $   1        $  5,858
Tax-Managed U.S. Targeted Value Portfolio ........       0.85%          2,424             9            1           4,628
Tax-Managed U.S. Small Cap Portfolio .............       0.92%          1,188             1           --           1,188
T.A. U.S. Core Equity 2 Portfolio ................       0.90%          4,108            18            2           7,484
Tax-Managed DFA International Value Portfolio ....       0.85%          2,220            49            3          13,457
T.A. World ex U.S. Core Equity Portfolio .........       0.88%          1,871            31            1           8,826

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized. There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

     As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, T.A. World ex U.S. Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $3,985 (in thousands). Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

     At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     APPROXIMATE
                                                                      PERCENTAGE
                                                       NUMBER OF    OF OUTSTANDING
                                                     SHAREHOLDERS       SHARES
                                                     ------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio .....         3                 91%
Tax-Managed U.S. Equity Portfolio ...............         3                 88%
Tax-Managed U.S. Targeted Value Portfolio .......         3                 96%
Tax-Managed U.S. Small Cap Portfolio ............         3                 95%
T.A. U.S. Core Equity 2 Portfolio ...............         3                 92%
Tax-Managed DFA International Value Portfolio ...         3                 94%
T.A. World ex U.S. Core Equity Portfolio ........         3                 88%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R)VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                         TAX-MANAGED
                                                                            U.S.          RUSSELL
                                                                         MARKETWIDE     3000 (R) VALUE
BEGINDATE    ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS      ENDDATE   VALUE SERIES       INDEX
---------    -------     -----------   -----------------      -------   ------------   ----------------
2002-10-31   2002-11-30        6.93%               6.41%      10/2002          10000          10000
2002-11-30   2002-12-31       -5.75%              -4.34%      11/2002     10692.7374          10641
2002-12-31   2003-01-31       -2.11%              -2.45%      12/2002     10078.2123     10179.1806
2003-01-31   2003-02-28       -2.72%              -2.71%      01/2003     9865.92179     9929.79068
2003-02-28   2003-03-31        0.00%               0.23%      02/2003     9597.76536     9660.69335
2003-03-31   2003-04-30        9.43%               8.85%      03/2003     9597.76536     9682.91294
2003-04-30   2003-05-31        8.40%               6.72%      04/2003     10502.7933     10539.8507
2003-05-31   2003-06-30        0.88%               1.28%      05/2003     11385.4749     11248.1287
2003-06-30   2003-07-31        3.21%               1.74%      06/2003     11486.0335     11392.1048
2003-07-31   2003-08-31        3.96%               1.72%      07/2003     11854.7486     11590.3274
2003-08-31   2003-09-30       -3.08%              -0.99%      08/2003     12324.0223      11789.681
2003-09-30   2003-10-31        7.11%               6.27%      09/2003     11944.1341     11672.9632
2003-10-31   2003-11-30        2.71%               1.55%      10/2003     12793.2961      12404.858
2003-11-30   2003-12-31        5.19%               5.96%      11/2003     13139.6648     12597.1333
2003-12-31   2004-01-31        2.18%               1.89%      12/2003     13821.2291     13347.9224
2004-01-31   2004-02-29        2.22%               2.13%      01/2004      14122.905     13600.1981
2004-02-29   2004-03-31       -0.15%              -0.70%      02/2004     14435.7542     13889.8824
2004-03-31   2004-04-30       -1.78%              -2.66%      03/2004     14413.4078     13792.6532
2004-04-30   2004-05-31        0.79%               1.03%      04/2004     14156.4246     13425.7686
2004-05-31   2004-06-30        3.13%               2.57%      05/2004     14268.1564      13564.054
2004-06-30   2004-07-31       -3.49%              -1.68%      06/2004     14715.0838     13912.6502
2004-07-31   2004-08-31       -0.55%               1.39%      07/2004     14201.1173     13678.9177
2004-08-31   2004-09-30        3.64%               1.75%      08/2004      14122.905     13869.0546
2004-09-30   2004-10-31        1.37%               1.65%      09/2004     14636.8715     14111.7631
2004-10-31   2004-11-30        6.70%               5.38%      10/2004     14837.9888     14344.6072
2004-11-30   2004-12-31        3.25%               3.26%      11/2004     15832.4022     15116.3471
2004-12-31   2005-01-31       -2.12%              -1.96%      12/2004     16346.3687       15609.14
2005-01-31   2005-02-28        3.84%               3.20%      01/2005          16000     15303.2008
2005-02-28   2005-03-31       -1.01%              -1.43%      02/2005     16614.5251     15792.9032
2005-03-31   2005-04-30       -3.67%              -2.07%      03/2005     16446.9274     15567.0647
2005-04-30   2005-05-31        4.37%               2.71%      04/2005     15843.5754     15244.8265
2005-05-31   2005-06-30        2.50%               1.38%      05/2005     16536.3128     15657.5902
2005-06-30   2005-07-31        5.41%               3.14%      06/2005     16949.7207     15873.0992
2005-07-31   2005-08-31       -0.13%              -0.60%      07/2005     17865.9218     16371.2485
2005-08-31   2005-09-30        1.82%               1.26%      08/2005     17843.5754     16272.6461
2005-09-30   2005-10-31       -2.40%              -2.54%      09/2005     18167.5978     16478.4294
2005-10-31   2005-11-30        3.97%               3.34%      10/2005     17731.8436     16060.3291
2005-11-30   2005-12-31        0.48%               0.48%      11/2005     18435.7542     16596.7441
2005-12-31   2006-01-31        5.55%               4.27%      12/2005     18525.1397     16675.9835
2006-01-31   2006-02-28       -0.23%               0.55%      01/2006     19553.0726     17387.4927
2006-02-28   2006-03-31        2.35%               1.67%      02/2006     19508.3799     17483.9364
2006-03-31   2006-04-30        2.52%               2.33%      03/2006     19966.4804     17775.5614
2006-04-30   2006-05-31       -2.84%              -2.67%      04/2006     20469.2737     18189.6609
2006-05-31   2006-06-30        0.67%               0.69%      05/2006     19888.2681     17703.5029
2006-06-30   2006-07-31       -0.61%               2.07%      06/2006     20022.3464     17826.0771
2006-07-31   2006-08-31        0.51%               1.79%      07/2006     19899.4413     18195.7447
2006-08-31   2006-09-30        1.96%               1.90%      08/2006          20000      18521.878
2006-09-30   2006-10-31        3.84%               3.44%      09/2006     20391.0614     18873.9923
2006-10-31   2006-11-30        2.48%               2.33%      10/2006     21173.1843     19522.8234
2006-11-30   2006-12-31        1.91%               2.12%      11/2006      21698.324     19978.6567
2006-12-31   2007-01-31        2.63%               1.30%      12/2006     22111.7318     20401.8935
2007-01-31   2007-02-28       -1.28%              -1.53%      01/2007     22692.7374     20666.8571
2007-02-28   2007-03-31        1.15%               1.52%      02/2007     22402.2346     20350.8962
2007-03-31   2007-04-30        3.55%               3.45%      03/2007     22659.2179     20659.2455
2007-04-30   2007-05-31        4.71%               3.61%      04/2007     23463.6871     21372.8228
2007-05-31   2007-06-30       -2.14%              -2.34%      05/2007     24569.8324     22144.9067
2007-06-30   2007-07-31       -5.44%              -4.95%      06/2007     24044.6927     21627.7995
2007-07-31   2007-08-31       -0.54%               1.19%      07/2007     22737.4302     20556.1917
2007-08-31   2007-09-30        2.52%               3.19%      08/2007     22614.5251     20801.3167
2007-09-30   2007-10-31        0.10%               0.10%      09/2007     23184.3575     21465.3455
2007-10-31   2007-11-30       -5.87%              -5.10%      10/2007     23206.7039     21486.0497
2007-11-30   2007-12-31       -0.41%              -0.96%      11/2007     21843.5754     20391.1786
2007-12-31   2008-01-31       -3.95%              -4.01%      12/2007     21754.1899     20195.7373
2008-01-31   2008-02-29       -3.64%              -4.17%      01/2008     20893.8547     19385.2837
2008-02-29   2008-03-31       -1.83%              -0.58%      02/2008     20134.0782     18576.3629
2008-03-31   2008-04-30        5.65%               4.74%      03/2008     19765.3631     18468.6199
2008-04-30   2008-05-31        2.25%               0.12%      04/2008     20882.6815     19343.8748
2008-05-31   2008-06-30      -11.04%              -9.57%      05/2008     21351.9553     19366.8622
2008-06-30   2008-07-31       -0.76%               0.06%      06/2008     18994.4134     17513.9124
2008-07-31   2008-08-31        2.02%               1.95%      07/2008      18849.162     17524.3396
2008-08-31   2008-09-30       -8.48%              -7.13%      08/2008     19229.0503     17866.0642
2008-09-30   2008-10-31      -22.35%             -17.54%      09/2008     17597.7653      16592.837
2008-10-31   2008-11-30       -9.89%              -7.53%      10/2008     13664.8045     13682.2128
2008-11-30   2008-12-31        3.36%               1.76%      11/2008     12312.8492     12651.8145
2008-12-31   2009-01-31      -12.99%             -11.73%      12/2008      12726.257     12874.5332
2009-01-31   2009-02-28      -13.42%             -13.40%      01/2009     11072.6257     11364.9674
2009-02-28   2009-03-31       10.49%               8.58%      02/2009     9586.59217     9841.69646
2009-03-31   2009-04-30       17.30%              11.13%      03/2009     10592.1788     10685.7798
2009-04-30   2009-05-31        7.55%               5.85%      04/2009      12424.581     11875.2023
2009-05-31   2009-06-30       -1.42%              -0.70%      05/2009     13363.1285     12569.7295
2009-06-30   2009-07-31       10.26%               8.44%      06/2009     13173.1843     12481.8663
2009-07-31   2009-08-31        6.62%               5.19%      07/2009     14525.1396     13535.8989
2009-08-31   2009-09-30        4.47%               3.95%      08/2009     15486.0335     14238.6048
2009-09-30   2009-10-31       -4.77%              -3.35%      09/2009     16178.7709     14801.6901
2009-10-31   2009-11-30        4.64%               5.44%      10/2009     15407.8212      14305.911
2009-11-30   2009-12-31        3.67%               2.21%      11/2009      16122.905     15084.7915
2009-12-31   2010-01-31       -2.81%              -2.82%      12/2009     16715.0838     15418.7317
2010-01-31   2010-02-28        4.61%               3.28%      01/2010       16245.81     14983.6177
2010-02-28   2010-03-31        7.89%               6.66%      02/2010     16994.4134     15474.5742
2010-03-31   2010-04-30        3.90%               2.96%      03/2010     18335.1955     16505.0463
2010-04-30   2010-05-31       -8.56%              -8.24%      04/2010     19050.2793     16993.3648
2010-05-31   2010-06-30       -7.63%              -5.89%      05/2010     17418.9944     15593.1645
2010-06-30   2010-07-31        7.99%               6.80%      06/2010     16089.3854      14674.605
2010-07-31   2010-08-31       -6.56%              -4.53%      07/2010     17374.3016     15672.3224
2010-08-31   2010-09-30        9.98%               7.99%      08/2010     16234.6368     14961.7412
2010-09-30   2010-10-31        3.88%               3.07%      09/2010     17854.7486     16156.5291
2010-10-31   2010-11-30        0.24%              -0.29%      10/2010      18547.486     16652.4262
2010-11-30   2010-12-31        9.44%               7.92%      11/2010     18592.1787     16604.8873
2010-12-31   2011-01-31        2.47%               2.08%      12/2010     20346.3687     17920.7301
2011-01-31   2011-02-28        5.63%               3.80%      01/2011      20849.162     18293.6812
2011-02-28   2011-03-31        0.66%               0.48%      02/2011     22022.3463     18988.9583
2011-03-31   2011-04-30        2.37%               2.58%      03/2011     22167.5977     19079.7873
2011-04-30   2011-05-31       -1.58%              -1.12%      04/2011     22692.7374     19571.3266
2011-05-31   2011-06-30       -1.75%              -2.08%      05/2011     22335.1955     19352.6553
2011-06-30   2011-07-31       -4.23%              -3.32%      06/2011      21944.134     18949.1957
2011-07-31   2011-08-31       -8.35%              -6.45%      07/2011     21016.7597     18320.8629
2011-08-31   2011-09-30      -10.15%              -7.83%      08/2011     19262.5698     17138.6225
2011-09-30   2011-10-31       13.94%              11.68%      09/2011     17307.2625     15797.4558
2011-10-31   2011-11-30       -0.79%              -0.49%      10/2011     19720.6703     17642.1459
2011-11-30   2011-12-31        1.03%               1.98%      11/2011     19564.2457     17555.1451
2011-12-31   2012-01-31        5.20%               4.01%      12/2011     19765.3631     17902.6464
2012-01-31   2012-02-29        5.27%               3.79%      01/2012      20793.296     18620.1568
2012-02-29   2012-03-31        2.14%               2.98%      02/2012     21888.2681      19325.044
2012-03-31   2012-04-30       -1.85%              -1.05%      03/2012     22357.5418     19900.0055
2012-04-30   2012-05-31       -7.03%              -5.88%      04/2012      21944.134     19690.3481
2012-05-31   2012-06-30        5.26%               4.95%      05/2012     20402.2346     18531.8864
2012-06-30   2012-07-31        0.88%               0.88%      06/2012     21474.8603     19449.5979
2012-07-31   2012-08-31        3.76%               2.24%      07/2012     21664.8044     19620.5641
2012-08-31   2012-09-30        3.58%               3.20%      08/2012     22480.4469     20059.9911
2012-09-30   2012-10-31        0.34%              -0.55%      09/2012     23284.9161     20702.6588
                                                           10/31/2012     23363.1284     20589.0273

                   AVERAGE ANNUAL   ONE    FIVE     TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                   ------  -----   -----
                                   18.47%  0.13%   8.86%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                        THE DFA INVESTMENT TRUST COMPANY
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2012

     The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

     Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

     The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 3000(R)Index ..........................   14.75%
Russell Microcap(R)Index (micro cap stocks) ...   16.49%
Russell 2000(R)Index (small cap stocks) .......   12.08%
Russell 1000(R)Index (large cap stocks) .......   14.97%
Dow Jones US Select REIT Index ................   14.09%

     The value premium was positive across both large cap and small cap stocks

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 2000(R)Value Index (small cap value stocks) ......   14.47%
Russell 2000(R)Growth Index (small cap growth stocks) ....   9.70%
Russell 1000(R)Value Index (large cap value stocks) ......   16.89%
Russell 1000(R)Growth Index (large cap growth stocks) ....   13.02%
----------
Source: Russell data copyright(C)Russell Investment Group 1995-2012 all rights reserved.

     For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

     The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 18.47% for the Series and 16.70% for the Rus-sell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks generally outperformed during the period. The Series' more prominent value characteristics as compared to the Index was the primary contributor to relative outperformance. The Series' exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLE

                                                   BEGINNING    ENDING                  EXPENSE
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSES     DURING
                                                   05/01/12    10/31/12      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return. ............................   $1,000.00   $1,064.65      0.21%      $1.09
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.08      0.21%      $1.07

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Consumer Discretionary ........   19.8%
Consumer Staples ..............    8.0%
Energy ........................   16.3%
Financials ....................   16.7%
Health Care ...................    9.5%
Industrials ...................   14.2%
Information Technology ........    5.1%
Materials .....................    3.4%
Other .........................     --
Telecommunication Services ....    6.7%
Utilities .....................    0.3%
                                 ------
                                 100.0%

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (18.8%)
   #Carnival Corp ........................................................        489,649   $   18,547,904         0.6%
   Comcast Corp. Class A. ................................................      3,570,978      133,947,385         4.0%
   Comcast Corp. Special Class A .........................................      1,432,185       52,188,821         1.6%
   #*General Motors Co ...................................................        674,707       17,205,028         0.5%
   *Liberty Interactive Corp. Class A ....................................        882,463       17,649,260         0.5%
   #News Corp. Class A ...................................................      1,631,529       39,026,174         1.2%
   News Corp. Class B ....................................................        621,962       15,150,994         0.5%
   Time Warner Cable, Inc ................................................        693,942       68,776,592         2.1%
   Time Warner, Inc ......................................................      1,534,860       66,689,667         2.0%
   Other Securities ......................................................                     221,766,776         6.7%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     650,948,601        19.7%
                                                                                            --------------        ----
Consumer Staples -- (7.6%)
   Archer-Daniels-Midland Co .............................................        813,476       21,833,696         0.7%
   #CVS Caremark Corp ....................................................      1,510,745       70,098,568         2.1%
   *Kraft Foods Group, Inc ...............................................        693,699       31,549,431         0.9%
   Mondelez International, Inc. Class A ..................................      2,081,099       55,232,367         1.7%
   Other Securities ......................................................                      83,466,422         2.5%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     262,180,484         7.9%
                                                                                            --------------        ----
Energy -- (15.4%)
   Anadarko Petroleum Corp ...............................................        845,068       58,149,129         1.8%
   Apache Corp ...........................................................        292,215       24,180,791         0.7%
   Chevron Corp ..........................................................        613,078       67,567,326         2.0%
   ConocoPhillips ........................................................      1,766,829      102,211,058         3.1%
   Hess Corp .............................................................        378,130       19,761,074         0.6%
   Marathon Oil Corp .....................................................        903,937       27,172,346         0.8%
   Marathon Petroleum Corp ...............................................        451,968       24,826,602         0.7%
   National Oilwell Varco, Inc ...........................................        250,948       18,494,868         0.6%
   Phillips 66. ..........................................................        883,414       41,661,804         1.3%
   Valero Energy Corp ....................................................        658,099       19,150,681         0.6%
   Other Securities ......................................................                     132,169,565         4.0%
                                                                                            --------------        ----
Total Energy .............................................................                     535,345,244        16.2%
                                                                                            --------------        ----
Financials -- (15.9%)
   Bank of America Corp ..................................................      6,406,476       59,708,356         1.8%
   Capital One Financial Corp ............................................        333,920       20,091,966         0.6%
   Citigroup, Inc ........................................................      2,115,722       79,106,846         2.4%
   CME Group, Inc ........................................................        414,385       23,176,553         0.7%
   Goldman Sachs Group, Inc. (The) .......................................        143,685       17,585,607         0.5%
   JPMorgan Chase & Co ...................................................        777,031       32,386,652         1.0%
   MetLife, Inc ..........................................................      1,126,173       39,967,880         1.2%
   Morgan Stanley ........................................................      1,476,248       25,657,190         0.8%
   Prudential Financial, Inc .............................................        497,625       28,389,506         0.8%
   SunTrust Banks, Inc ...................................................        491,691       13,373,995         0.4%
   Other Securities ......................................................                     211,913,999         6.4%
                                                                                            --------------        ----
Total Financials .........................................................                     551,358,550        16.6%
                                                                                            --------------        ----
Health Care -- (9.1%)
   #Aetna, Inc ...........................................................        503,313       21,994,778         0.7%
   Humana, Inc ...........................................................        236,814       17,588,176         0.5%
   Pfizer, Inc ...........................................................      5,208,907      129,545,517         3.9%
   Thermo Fisher Scientific, Inc .........................................        499,520       30,500,691         0.9%
   WellPoint, Inc ........................................................        504,640       30,924,339         1.0%
   Other Securities ......................................................                      83,816,534         2.5%
                                                                                            --------------        ----
Total Health Care ........................................................                     314,370,035         9.5%
                                                                                            --------------        ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (13.5%)
   CSX Corp ..............................................................      1,242,950     $ 25,443,186         0.8%
   General Electric Co ...................................................      5,174,289      108,970,526         3.3%
   Norfolk Southern Corp .................................................        545,229       33,449,799         1.0%
   #Northrop Grumman Corp ................................................       337,038        23,151,140         0.7%
   Union Pacific Corp ....................................................        444,064       54,633,194         1.6%
   Other Securities ......................................................                     223,808,125         6.8%
                                                                                            --------------        ----
Total Industrials ........................................................                     469,455,970        14.2%
                                                                                            --------------        ----
Information Technology -- (4.8%)
   Corning, Inc ..........................................................      1,298,385       15,256,024         0.5%
   *Yahoo!, Inc ..........................................................      1,048,770       17,629,824         0.5%
   Other Securities ......................................................                     135,592,556         4.1%
                                                                                            --------------        ----
Total Information Technology .............................................                     168,478,404         5.1%
                                                                                            --------------        ----
Materials -- (3.2%)
   International Paper Co ................................................        493,615       17,686,225         0.5%
   Other Securities ......................................................                      94,103,607         2.9%
                                                                                            --------------        ----
Total Materials ..........................................................                     111,789,832         3.4%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                              54         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (6.4%)
   AT&T, Inc .............................................................      4,065,906      140,639,689         4.3%
   CenturyLink, Inc ......................................................        536,163       20,577,936         0.6%
   *Sprint Nextel Corp ...................................................      3,629,981       20,110,095         0.6%
   Verizon Communications, Inc ...........................................        623,041       27,812,550         0.8%
   Other Securities ......................................................                      11,925,135         0.4%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                     221,065,405         6.7%
                                                                                            --------------        ----
Utilities -- (0.3%)
   Other Securities ......................................................                       9,656,614         0.3%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   3,294,649,193        99.6%
                                                                                            --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                           7,526         0.0%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           6,576         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares ................................................      8,034,380        8,034,380         0.3%
                                                                                            --------------        ----

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund .......................................     14,435,138      167,014,544         5.1%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
   11/01/12 (Collateralized by $454,029 FNMA, rates ranging
   from 2.500% to 5.500%, maturities ranging from 10/01/22
   to 07/01/42, valued at $455,396) to be repurchased at
   $440,798 ..............................................................   $        441          440,794         0.0%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     167,455,338         5.1%
                                                                                            --------------        ----

                                       66

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                               PERCENTAGE
                                                                                               VALUE+         OF NET ASSETS
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,736,014,230) ....................................................                $3,470,153,013             105.0%
                                                                                            ==============   ===============

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  650,948,601             --     --      $  650,948,601
   Consumer Staples .............      262,180,484             --     --         262,180,484
   Energy .......................      535,296,526   $     48,718     --         535,345,244
   Financials ...................      551,358,550             --     --         551,358,550
   Health Care ..................      314,329,976         40,059     --         314,370,035
   Industrials. .................      469,441,819         14,151     --         469,455,970
   Information Technology .......      168,478,404             --     --         168,478,404
   Materials ....................      111,789,832             --     --         111,789,832
   Other ........................               --             54     --                  54
   Telecommunication Services ...      221,065,405             --     --         221,065,405
   Utilities ....................        9,656,614             --     --           9,656,614
Preferred Stocks
   Energy .......................               --          7,526     --               7,526
Rights/Warrants .................            6,576             --     --               6,576
Temporary Cash Investments ......        8,034,380             --     --           8,034,380
Securities Lending Collateral ...               --    167,455,338     --         167,455,338
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $3,302,587,167   $167,565,846     --      $3,470,153,013
                                    ==============   ============   =======   ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $162,766 of securities on
   loan) ......................................................   $  3,294,663
Temporary Cash Investments at Value & Cost ....................          8,035
Collateral Received from Securities on Loan at Value & Cost ...            441
Affiliated Collateral Received from Securities on Loan
   at Value & Cost ............................................        167,014
Receivables:
   Investment Securities Sold .................................             54
   Dividends and Interest .....................................          4,719
   Securities Lending Income ..................................             71
   Fund Shares Sold ...........................................            328
                                                                  ------------
      Total Assets ............................................      3,475,325
                                                                  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned. ..........................        167,455
   Fund Shares Redeemed .......................................            692
   Due to Advisor .............................................            557
Accrued Expenses and Other Liabilities ........................            145
                                                                  ------------
      Total Liabilities .......................................        168,849
                                                                  ------------
NET ASSETS. ...................................................   $  3,306,476
                                                                  ============
Investments at Cost ...........................................   $  2,560,524
                                                                  ------------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends ..................................................   $     66,152
   Interest ...................................................             15
   Income from Securities Lending .............................          2,076
                                                                  ------------
         Total Investment Income ..............................         68,243
                                                                  ------------
EXPENSES
   Investment Advisory Services Fees ..........................          6,199
   Accounting & Transfer Agent Fees ...........................            306
   Custodian Fees .............................................             41
   Shareholders' Reports ......................................              9
   Directors'/Trustees' Fees & Expenses .......................             26
   Professional Fees ..........................................             96
   Other ......................................................             21
                                                                  ------------
         Total Expenses .......................................          6,698
                                                                  ------------
   NET INVESTMENT INCOME (LOSS) ...............................         61,545
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..............................         64,448
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...................................        400,114
                                                                  ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................        464,562
                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $    526,107
                                                                  ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR         YEAR
                                                                                  ENDED        ENDED
                                                                                 OCT 31,      OCT. 31,
                                                                                   2012         2011
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .............................................   $   61,545   $   47,870
   Net Realized Gain (Loss) on:
      Investment Securities Sold ............................................       64,448       84,152
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities .................................................      400,114       37,055
                                                                                ----------   ----------
         Net Increase (Decrease) in Net Assets Resulting from Operations ....      526,107      169,077
                                                                                ----------   ----------
Transactions in Interest:
   Contributions ............................................................       96,522      200,009
   Withdrawals ..............................................................     (217,478)    (138,434)
                                                                                ----------   ----------
         Net Increase (Decrease) from Transactions in Interest ..............     (120,956)      61,575
                                                                                ----------   ----------
         Total Increase (Decrease) in Net Assets ............................      405,151      230,652
NET ASSETS
   Beginning of Period ......................................................    2,901,325    2,670,673
                                                                                ----------   ----------
   End of Period ............................................................   $3,306,476   $2,901,325
                                                                                ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                                                  YEAR        YEAR        YEAR        YEAR        PERIOD              YEAR
                                                 ENDED       ENDED       ENDED       ENDED        DEC. 1,             ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      2007 TO           NOV. 30,
                                                  2012        2011       2010        2009       OCT. 31, 2008         2007
                                               ----------  ----------  ----------  ----------   -------------      -----------
Total Return .................................      18.47%       6.33%      20.38%      12.76%         (37.44)%(C)        0.67%
                                               ----------  ----------  ----------  ----------   -------------      -----------
Net Assets, End of Period (thousands) ........ $3,306,476  $2,901,325  $2,670,673  $2,289,927   $   2,190,724      $ 3,858,580
Ratio of Expenses to Average Net Assets ......       0.22%       0.22%       0.22%       0.23%           0.22%(B)         0.22%
Ratio of Net Investment Income to Average Net
  Assets .....................................       1.99%       1.61%       1.40%       2.23%           2.09%(B)         1.61%
Portfolio Turnover Rate ......................         10%         20%         25%         28%             40%(C)           21%

See page 1 for the Definitions of Abbreviations and Footnotes.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining eleven portfolios are presented in separate reports.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

     Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $80 (in thousands).

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

     The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the year ended October 31, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid to the CCO by the Trust were $82 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                         PURCHASES     SALES
                         ---------   ---------
                         $313,706    $376,268

     There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

     The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
         FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
         TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
        ----------   ------------   --------------   --------------
        $2,736,971     $941,447       $(208,265)        $733,182

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Series' tax position and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Summarized below are the specific types of derivative instruments used by the Series.

     2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At October 31, 2012, the Series had no outstanding futures contracts.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

  WEIGHTED        WEIGHTED      NUMBER OF     INTEREST   MAXIMUM AMOUNT
   AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED     THE PERIOD
-------------   ------------   ------------   --------   ---------------
    0.84%          $2,426           13          $1           $7,679

* Number of Days Outstanding represents the total of a single or consecutive days during the year ended October 31, 2012 that the Trust's available line of credit was utilized.

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

H. SECURITIES LENDING:

     As of October 31, 2012, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. OTHER

     The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as the Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to the Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Series arising from the Lawsuits. Until the Series can do so, no reduction of the net asset value of the Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of the Series' net asset value at this time.

     The Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of the Series will pay or receive, as the case may be, a price based on net asset value of the Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the Series as incurred and in a manner similar to any other expense incurred by the Series.

L. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                 FUND MANAGEMENT

                                   (UNAUDITED)

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

     Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                             TERM OF OFFICE/1/    PORTFOLIOS WITHIN
NAME, POSITION WITH THE        AND LENGTH OF         THE DFA FUND            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
FUND, ADDRESS AND AGE             SERVICE        COMPLEX/2/ OVERSEEN      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    Since Inception     100 portfolios in 4   Leo Melamed Professor of Finance, The
Director of DFAIDG and                          investment companies  University of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               Since Inception     100 portfolios in 4   Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                     investment companies  Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                            Booth School of Business (since 1965). Member and
The University of Chicago                                             Chair, Competitive Markets Advisory Committee,
Booth School of Business                                              Chicago Mercantile Exchange (futures trading
5807 S. Woodlawn                                                      exchange) (since 2004). Formerly, Director of
Avenue                                                                UNext, Inc. (1999-2006). Trustee, Harbor Fund
Chicago, IL 60637                                                     (registered investment company) (30 Portfolios)
Age: 73                                                               (since 1994). Formerly, Member of the Board of
                                                                      Milwaukee Mutal Insurance Company (1997-2010).


Roger G. Ibbotson           Since Inception     100 portfolios in 4   Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                     investment companies  Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                            Partner, Zebra Capital Management, LLC (hedge fund
Yale School of Management                                             manager) (since 2001). Consultant to Morningstar,
P.O.Box 208200                                                        Inc. (since 2006). Formerly, Chairman, Ibbotson
New Haven, CT                                                         Associates, Inc., Chicago, IL (software data
06520-8200                                                            publishing and consulting) (1977-2006). Formerly,
Age: 68                                                               Director, BIRR Portfolio Analysis, Inc. (software
                                                                      products) (1990-2010).

                             TERM OF OFFICE/1/    PORTFOLIOS WITHIN
NAME, POSITION WITH THE        AND LENGTH OF         THE DFA FUND            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
FUND, ADDRESS AND AGE             SERVICE        COMPLEX/2/ OVERSEEN      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
Edward P. Lazear            Since 2010          100 portfolios in 4   Morris Arnold Cox Senior Fellow, Hoover
Trustee of DFAITC and DEM.                      investment companies  Institution (since 2002). Jack Steele Parker
Stanford University                                                   Professor of Human Resources Management and
Graduate School of                                                    Economics, Graduate School of Business, Stanford
Business                                                              University (since 1995). Cornerstone Research
518 Memorial Way                                                      (expert testimony and economic and financial
Stanford, CA 94305-5015                                               analysis) (since 2009). Formerly, Chairman of the
Age: 64                                                               President George W. Bush's Council of Economic
                                                                      Advisers (2006-2009). Formerly, Council of
                                                                      Economic Advisors, State of California
                                                                      (2005-2006). Formerly, Commissioner, White House
                                                                      Panel on Tax Reform (2005).


Myron S. Scholes            Since Inception     100 portfolios in 4   Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                     investment companies  Stanford University (since 1981).
Trustee of DFAITC and DEM.                                            Formerly, Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                  L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                          Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                    Partner, Oak Hill Capital Management (private
Building 1                                                            equity firm) (until 2004). Director, American
Austin, TX 78746                                                      Century Fund Complex (registered investment
Age: 70                                                               companies) (40 Portfolios) (since 1980).
                                                                      Formerly, Director, Chicago Mercantile
                                                                      Exchange (2001-2008).

Abbie J. Smith              Since 2000          100 portfolios in 4   Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                     investment companies  Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                            Chicago Booth School of Business (since 1980).
The University of Chicago                                             Co-Director Investment Research, Fundamental
Booth School of Business                                              Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                               Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                     HON Industries Inc.) (office furniture) (since
Age: 58                                                               2000). Director, Ryder System Inc.
                                                                      (transportation, logistics and supply-chain
                                                                      management) (since 2003). Trustee, UBS Funds
                                                                      (4 investment companies within the fund
                                                                      complex) (52 portfolios) (since 2009).

                             TERM OF OFFICE/1/    PORTFOLIOS WITHIN
NAME, POSITION WITH THE        AND LENGTH OF         THE DFA FUND            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
FUND, ADDRESS AND AGE             SERVICE        COMPLEX/2/ OVERSEEN      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth              Since Inception     100 portfolios in 4   Chairman, Director/Trustee, President, and
Chairman, Director,                             investment companies  Co-Chief Executive Officer (since January
Co-Chief Executive Officer                                            2010) of Dimensional Holdings Inc.,
and President of DFAIDG and                                           Dimensional Fund Advisors LP, DFA Securities
DIG. Chairman, Trustee,                                               LLC, Dimensional Emerging Markets Value Fund,
Co-Chief Executive Officer                                            DFAIDG, Dimensional Investment Group Inc. and
and President of DFAITC                                               The DFA Investment Trust Company. Director of
and DEM.                                                              Dimensional Fund Advisors Ltd., Dimensional
6300 Bee Cave Road,                                                   Funds PLC, Dimensional Funds II PLC, DFA
Building One Austin,                                                  Australia Limited, Dimensional Cayman
Texas 78746                                                           Commodity Fund I Ltd., Dimensional Japan Ltd.
Age: 65                                                               and Dimensional Advisors Ltd. Chairman,
                                                                      Director and Co-Chief Executive Officer of
                                                                      Dimensional Fund Advisors Canada ULC.
                                                                      President, Dimensional SmartNest (US) LLC.
                                                                      Limited Partner, Oak Hill Partners (since
                                                                      2001) and VSC Investors, LLC (since 2007).
                                                                      Trustee, The University of Chicago. Trustee,
                                                                      University of Kansas Endowment Association.
                                                                      Formerly, Chief Executive Officer (until 2010)
                                                                      and Chief Investment Officer (2003-2007) of
                                                                      Dimensional Fund Advisors LP, DFA Securities
                                                                      LLC, Dimensional Emerging Markets Value Fund,
                                                                      DFAIDG, Dimensional Investment Group Inc., The
                                                                      DFA Investment Trust Company and Dimensional
                                                                      Holdings Inc. Formerly, Chief Investment
                                                                      Officer of Dimensional Fund Advisors Ltd.
                                                                      Formerly, President and Chief Investment
                                                                      Officer of DFA Australia Limited. Formerly,
                                                                      Director, SA Funds (registered investment
                                                                      company).

Eduardo A. Repetto          Since 2009          100 portfolios in 4   Co-Chief Executive Officer (since January
Director, Co-Chief                              investment companies  2010), Chief Investment Officer (since March
Executive Officer and                                                 2007) and Director/Trustee of Dimensional
Chief Investment Officer                                              Holdings Inc., Dimensional Fund Advisors LP,
of DFAIDG and DIG.                                                    DFA Securities LLC, Dimensional Emerging
Trustee, Co-Chief                                                     Markets Value Fund, DFAIDG, Dimensional
Executive Officer and                                                 Investment Group Inc., The DFA Investment
Chief Investment Officer                                              Trust Company and Dimensional Cayman Commodity
of DFAITC and DEM.                                                    Fund I Ltd. Co-Chief Executive Officer,
6300 Bee Cave Road,                                                   President and Chief Investment Officer of
Building One Austin,                                                  Dimensional Fund Advisors Canada ULC. Chief
TX 78746                                                              Investment Officer, Vice President and
Age: 45                                                               Director of DFA Australia Limited. Director of
                                                                      Dimensional Fund Advisors Ltd., Dimensional
                                                                      Funds PLC, Dimensional Funds II PLC,
                                                                      Dimensional Japan Ltd. and Dimensional
                                                                      Advisors Ltd. Co-Chief Executive Officer of
                                                                      Dimensional Retirement Plan Services LLC.
                                                                      Formerly, Vice President of Dimensional
                                                                      Holdings Inc., Dimensional Fund Advisors LP,
                                                                      DFA Securities LLC, Dimensional Emerging
                                                                      Markets Value Fund, DFAIDG, Dimensional
                                                                      Investment Group Inc., The DFA Investment
                                                                      Trust Company and Dimensional Fund Advisors
                                                                      Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
                                                    OFFICERS

April A. Aandal                          Since 2008      Vice President of all the DFA Entities. Vice President Global Business
Vice President, Global Business                          Development of all the DFA Entities. Formerly, Chief Learning Officer
Development                                              of Dimensional (2008-2011); Regional Director of Dimensional
Age: 49                                                  (2004-2008).

Robyn G. Alcorta                         Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           Business Development at Capson Physicians Insurance Company
Age: 37                                                  (2010-2012); Vice President at Charles Schwab (2007-2010).

Darryl D. Avery                          Since 2005      Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                         Since 1993      Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                            Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional (2010-January 2011); Chief Market Strategist at
Age: 43                                                  Commonwealth Financial (2007-2010); Director of Research at
                                                         Commonwealth Financial (2000-2007).

Scott A. Bosworth                        Since 2007      Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                         Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                             Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman
Secretary                                                Commodity Fund I Ltd., Dimensional Retirement Plan Services LLC,
Age: 45                                                  Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited.
                                                         Director, Vice President and Assistant Secretary of Dimensional Fund
                                                         Advisors Canada ULC.

David P. Butler                          Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                           Services of Dimensional (since 2008). Formerly, Regional Director of
Age: 48                                                  Dimensional (January 1995 to January 2005).

Douglas M. Byrkit                        Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional Fund Advisors LP (December 2010-January 2012);
Age: 41                                                  Regional Director at Russell Investments (April 2006-December 2010).

James G. Charles                         Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional (2008-2010); Vice President, Client Portfolio Manager
Age: 56                                                  at American Century Investments (2001-2008).

Joseph H. Chi                            Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                           Management of Dimensional (since March 2012). Sr. Portfolio Manager of
Age: 46                                                  Dimensional (since January 2012). Formerly, Portfolio Manager for
                                                         Dimensional (October 2005-January 2012).

Stephen A. Clark                         Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                           Dimensional Fund Advisors Canada ULC. Head of Institutional, North
Age: 40                                                  America (since March 2012). Formerly, Head of Portfolio Management of
                                                         Dimensional (January 2006-March 2012).

Jeffrey D. Cornell                       Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional Fund Advisors LP (August 2002-January 2012).
Age: 36

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Robert P. Cornell                        Since 2007      Vice President of all the DFA Entities. Regional Director of Financial
Vice President                                           Services Group of Dimensional (since August 1993).
Age: 63

George H. Crane                          Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                           President and Managing Director at State Street Bank & Trust Company
Age: 57                                                  (2007-2008); Managing Director, Head of Investment Administration and
                                                         Operations at State Street Research & Management Company (2002-2005).

Christopher S. Crossan                   Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                          Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                       Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
Age: 46                                                  Dimensional Retirement Plan Services LLC. Chief Compliance Officer of
                                                         Dimensional Fund Advisors Canada ULC.

James L. Davis                           Since 1999      Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                          Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                           Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                         Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                           Dimensional (since August 2008). Formerly, Research Assistant for
Age: 40                                                  Dimensional (April 2006-August 2008).

Robert W. Dintzner                       Since 2001      Vice President of all the DFA Entities. Chief Communications Officer
Vice President and Chief                                 of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                       Since 1998      Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                             Australia Limited. Chief Operating Officer of Dimensional Fund
Secretary                                                Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 47                                                  Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                      Since 2004      Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                           Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                           Management of Dimensional (since March 2012). Sr. Portfolio Manager of
Age: 38                                                  Dimensional (since January 2012). Formerly, Portfolio Manager for
                                                         Dimensional (since September 2004).

Jeremy P. Freeman                        Since 2009      Vice President of all the DFA Entities. Senior Technology Manager for
Vice President                                           Dimensional (since June 2006). Formerly, Principal at AIM
Age: 41                                                  Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour                         Since 2007      Vice President of all the DFA Entities. Regional Director of
Vice President                                           Dimensional.
Age: 45

Tom M. Goodrum                           Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director at
Vice President                                           BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                            Since 2000      Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                             Since 2007      Vice President of all the DFA Entities. Formerly, Regional Director of
Vice President                                           Dimensional (January 2005 to February 2007).
Age: 38

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Christian Gunther                        Since 2011      Vice President of all the DFA Entities. Senior Trader for Dimensional
Vice President                                           Fund Advisors LP (since 2012). Formerly, Senior Trader for Dimensional
Age: 37                                                  Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Advisors
                                                         Ltd. (2008-2009); Trader for Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner                           Since 2007      Vice President of all the DFA Entities. Regional Director of
Vice President                                           Dimensional (since June 1998).
Age: 44

Julie C. Henderson                       Since 2005      Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                       Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Age: 38

Kevin B. Hight                           Since 2005      Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                          Since 2004      Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                       Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                           Co-Head Global Consultant Relations at BlackRock (2004-2011).
Age: 52

Jeff J. Jeon                             Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                           Commodity Fund I Ltd.
Age: 38

Stephen W. Jones                         Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                           for Dimensional Fund Advisors LP (October 2008-January 2012); General
Age: 44                                                  Manager at Intereity Investments (March 2007-October 2008).

Patrick M. Keating                       Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
Vice President and Chief Operating                       Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd.,
Officer                                                  Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.,
Age: 57                                                  Dimensional Hong Kong Limited and Dimensional Retirement Plan Services
                                                         LLC. Director, Vice President and Chief Privacy Officer of Dimensional
                                                         Fund Advisors Canada ULC. Director of DFA Australia Limited,
                                                         Dimensional Fund Advisors Ltd., Dimensional Japan Ltd., Dimensional
                                                         Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. Director and
                                                         Vice President of Dimensional Hong Kong Limited.

Glenn E. Kemp                            Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional Fund Advisors LP (April 2006-January 2012).
Age: 64

David M. Kershner                        Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                           Dimensional (since June 2004).
Age: 41

Seyun Alice Kim                          Since 2012      Vice President of all the DFA Entities. Formerly, Accounting Manager
Vice President                                           for Dimensional Fund Advisors LP (January 2006-January 2012).
Age: 32

Timothy R. Kohn                          Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                           Sales for Dimensional (since August 2010). Formerly, Chief DC
Age: 41                                                  Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                       Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                           Dimensional (since January 2012).Formerly, Portfolio Manager for
Age: 40                                                  Dimensional (April 2007-January 2012).

Stephen W. Kurad                         Since 2011      Vice President of all the DFA Entities. Regional Director for
Vice President                                           Dimensional (2007-2010).
Age: 43

Michael F. Lane                          Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                           Dimensional SmartNest (US) LLC (since 2012).
Age: 45

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Francis R. Lao                           Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                           Global Operations at Janus Capital Group (2005-2011).
Age: 43

Juliet Lee                               Since 2005      Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                           Dimensional (since January 2004).
Age: 41

Marlena I. Lee                           Since 2011      Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                           for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                        Since 2009      Vice President of all the DFA Entities. Regional Director for
Vice President                                           Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                        Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                           Commodity Fund I Ltd. Counsel for Dimensional (since September 2006).
Age: 39                                                  Formerly, Assistant General Counsel at Castle & Cooke (January
                                                         2004-September 2006).

Aaron M. Marcus                          Since 2008      Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                          Resources of Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                          President of Goldman Sachs & Co. (June 2006 to January 2008).
Age: 42

David R. Martin                          Since 2007      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                          Entities. Director, Vice President, Chief Financial Officer and
Officer and Treasurer                                    Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited,
Age: 55                                                  Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.,
                                                         Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada
                                                         ULC. Chief Financial Officer, Treasurer, and Vice President of
                                                         Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC, Dimensional
                                                         Cayman Commodity Fund I Ltd. and Dimensional Retirement Plan Services
                                                         LLC. Director of Dimensional Funds PLC and Dimensional Funds II PLC.
                                                         Statutory Auditor of Dimensional Japan Ltd.

Catherine L. Newell                    Vice President    Vice President and Secretary of all the DFA Entities and Dimensional
Vice President and Secretary           since 1997 and    Retirement Plan Services LLC (since June 2012). Director, Vice
Age: 48                                  Secretary       President and Secretary of DFA Australia Limited and Dimensional Fund
                                         since 2000      Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                         Advisors Canada ULC (since June 2003), Dimensional SmartNest LLC,
                                                         Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I
                                                         Ltd., Dimensional Japan Ltd. (since February 2012), Dimensional
                                                         Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                         (since June 2012) and Dimensional Hong Kong Limited (since August
                                                         2012). Director, Dimensional Funds PLC and Dimensional Funds II PLC
                                                         (since 2002 and 2006, respectively). Director of Dimensional Japan
                                                         Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                         and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Christian A. Newton                      Since 2009      Vice President of all DFA Entities. Web Services Manager for
Vice President                                           Dimensional (since January 2008). Formerly, Design Manager of
Age: 37                                                  Dimensional (2005-2008).

Pamela B. Noble                          Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                           Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 48                                                  Manager at USAA Investment Management Company (2001-2006).

Carolyn L. O Vice                        Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
President                                                Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011).
Age: 38                                                  Counsel for Dimensional (2007-2011). Formerly, Associate at K&L Gates
                                                         LLP (January 2004-September 2007).

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Gerard K. O'Reilly                       Since 2007      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                            Since 2009      Vice President of all the DFA Entities. Portfolio Manager
Vice President                                           for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                            Since 2010      Vice President of all the DFA Entities. Senior Compliance
Vice President                                           Officer for Dimensional (since January 2008). Formerly,
Age: 34                                                  Compliance Officer (February 2006-December 2007) and
                                                         Compliance Analyst (August 2004-January 2006) for
                                                         Dimensional.

David A. Plecha                          Since 1993      Vice President of all the DFA Entities, DFA Australia
Vice President                                           Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                                  Fund Advisors Canada ULC.

Allen Pu                                 Since 2011      Vice President of all the DFA Entities. Portfolio Manager
Vice President                                           for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                      Since 2008      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                                  Dimensional (2001-2006).

Savina B. Rizova                         Since 2012      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate for Dimensional Fund Advisors LP (June
Age: 31                                                  2011-January 2012); Research Assistant for Dimensional
                                                         Fund Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                      Since 2005      Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                            Since 2010      Vice President of all the DFA Entities. Client Systems
Vice President                                           Manager for Dimensional (since July 2008). Formerly,
Age: 53                                                  Senior Manager at Vanguard (November 1997-July 2008).

David E. Schneider                       Since 2001      Vice President of all the DFA Entities and Dimensional
Vice President                                           Fund Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                        Since 2010      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                         Since 2009      Vice President of all the DFA Entities. Investment
Vice President                                           Operations Manager for Dimensional (since May 2007).
Age: 47                                                  Formerly, Vice President Client and Fund Reporting at
                                                         Mellon Financial (September 2005-May 2007).

Edward R. Simpson                        Since 2007      Vice President of all the DFA Entities. Regional Director
Vice President                                           of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                           Since 2007      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                          Since 2011      Vice President of all the DFA Entities. Project Manager
Vice President                                           for Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                                  Manager, National Instruments (2003-2007).

Grady M. Smith                           Since 2004      Vice President of all the DFA Entities and Dimensional
Vice President                                           Fund Advisors Canada ULC.
Age: 56

Carl G. Snyder                           Since 2000      Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                       Since 2004      Vice President of all the DFA Entities.
Vice President
Age: 64

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Bradley G. Steiman                       Since 2004      Vice President of all the DFA Entities and Director and
Vice President                                           Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                           Since 2012      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director for Dimensional Fund Advisors LP (January 2008-January 2012).
Age: 34

Robert C. Trotter                        Since 2009      Vice President of all the DFA Entities. Senior Manager,
Vice President                                           Technology for Dimensional (since March 2007). Formerly,
Age: 54                                                  Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                          Since 1997      Vice President of all the DFA Entities, DFA Australia
Vice President                                           Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                                  Fund Advisors Canada ULC.

Brian J. Walsh                           Since 2009      Vice President of all the DFA Entities. Portfolio Manager
Vice President                                           for Dimensional (since 2004).
Age: 42

Weston J. Wellington                     Since 1997      Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                            Since 2007      Vice President of all the DFA Entities. Senior Trader of
Vice President                                           Dimensional (since 2007).
Age: 36

Paul E. Wise                             Since 2005      Vice President of all the DFA Entities. Chief Technology
Vice President                                           Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                           Since 2011      Vice President of all the DFA Entities. Formerly, Senior
Vice President                                           Vice President, Global Public Relations at Natixis Global
Age: 50                                                  Asset Management (2008-2011); Senior Vice President, Media
                                                         Relations at Bank of America (2007-2008).

Joseph L. Young                          Since 2011      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director for Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

     For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolios to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                 QUALIFYING
                                            NET                                                 FOR CORPORATE
                                         INVESTMENT     SHORT-TERM    LONG-TERM                   DIVIDENDS
                                           INCOME      CAPITAL GAIN  CAPITAL GAIN    TOTAL        RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)
------------------------------------    ------------- ------------- ------------- ------------- -------------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................        100%          --            --           100%           100%
Tax-Managed U.S. Equity Portfolio ...        100%          --            --           100%           100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................         86%          --           14%           100%           100%
Tax-Managed U.S. Small Cap
   Portfolio ........................        100%          --            --           100%           100%
T.A. U.S. Core Equity 2
   Portfolio ........................        100%          --            --           100%           100%
Tax-Managed DFA International
   Value Portfolio ..................        100%          --            --           100%           100%
T.A. World ex U.S. Core Equity
   Portfolio ........................        100%          --            --           100%           100%

                                                                                  QUALIFYING
                                        QUALIFYING  FOREIGN   FOREIGN  QUALIFYING SHORT-TERM
                                         DIVIDEND     TAX      SOURCE   INTEREST    CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.     INCOME(2) CREDIT(3) INCOME(4)  INCOME(5)   GAIN(6)
------------------------------------    ---------- --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................      100%        --        --        100%      100%
Tax-Managed U.S. Equity Portfolio ...      100%        --        --        100%      100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed U.S. Small Cap
   Portfolio ........................      100%        --        --        100%      100%
T.A. U.S. Core Equity 2
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed DFA International
   Value Portfolio ..................      100%         7%       99%       100%      100%
T.A. World ex U.S. Core Equity
   Portfolio ........................      100%         7%       97%       100%      100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The Ameri-can Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO] Recycled
       Recyclable                                                 DFA103112-002A

                      THE DFA SHORT TERM INVESTMENT FUND

                                 Annual Report

                      For the Year ended October 31, 2012

                               Table of Contents

          Investment Summary                                        1

          Schedule of Portfolio Holdings                            2

          Schedule of Investments                                   3

          Statement of Assets and Liabilities                       7

          Statement of Operations                                   8

          Statements of Changes in Net Assets                       9

          Financial Highlights                                     10

          Notes to Financial Statements                            11

          Report of Independent Registered Public Accounting Firm  15

          Supplemental Information                                 16

          Fund Management                                          18

                              Investment Summary

Cumulative Performance of $10,000

                                    [CHART]


                                        2/1/2010  4/30/2010 7/31/2010 10/31/2010 1/31/2011 4/30/2011 7/31/2011 10/31/2011
                                        --------- --------- --------- ---------- --------- --------- --------- ----------
DSTIF Growth of 10k                          2/10      4/10      7/10     10/10       1/11      4/11      7/11     10/11
   The DFA Short Term Investment Fund   10,000.00 10,004.43 10,010.67 10,017.06  10,022.62 10,027.23 10,031.01 10,034.84

Citi Index Growth of 10k
   Citigroup One-Month U.S.
     Treasury Bill Index                10,000.00 10,001.95 10,005.74 10,009.49  10,011.99 10,014.53 10,015.04 10,016.76

                                        1/31/2012 4/30/2012 7/31/2012 10/31/2012
                                        --------- --------- --------- ----------
DSTIF Growth of 10k                          1/12      4/12      7/12     10/12
   The DFA Short Term Investment Fund   10,039.68 10,044.88 10,050.54 10,056.10

Citi Index Growth of 10k
   Citigroup One-Month U.S.
     Treasury Bill Index                10,017.06 10,017.98 10,019.14 10,020.88

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

Average Annual Total Returns and 7-Day Yield as of 10/31/12

                                              1 Year Since Inception 7-Day Yield
-                                             ------ --------------- -----------
The DFA Short Term Investment Fund             0.21%      0.20%         0.22%

Citigroup One-Month U.S. Treasury Bill Index   0.04%      0.08%           --

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Portfolio Holdings
October 31, 2012

--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2012:

                                                   Percentage of
                Security Allocation                 Investments
                -------------------                -------------
                Commercial Paper                        46.5%
                Repurchase Agreements                   24.1
                U.S. Government Agency Securities        9.0
                Yankee Certificates of Deposit           8.5
                Yankee Dollars                           7.7
                Corporate Bonds                          4.2
                                                       -----
                Total Investments                      100.0%

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments
October 31, 2012

--------------------------------------------------------------------------------

Security Description                             Rate  Maturity Face Amount $ Fair Value $
--------------------                             ----  -------- ------------- -------------
Corporate Bonds - 4.2%
(r)General Electric Capital Corp.                0.57% 11/01/12    25,000,000    25,000,000
(r)General Electric Capital Corp.                0.92% 01/07/13    30,000,000    30,039,090
(r)General Electric Capital Corp.                1.19% 01/15/13    42,820,000    42,885,557
(r)General Electric Capital Corp.                0.59% 05/08/13    12,900,000    12,909,985
(r)JPMorgan Chase & Co.                          0.59% 11/01/12     2,020,000     2,020,000
(r)JPMorgan Chase & Co.                          1.08% 02/26/13    71,630,000    71,794,964
(r)Toyota Motor Credit Corp.                     0.59% 12/17/12   150,000,000   150,093,450
(r)Toyota Motor Credit Corp.                     0.51% 04/03/13   100,000,000   100,056,000
(r)Toyota Motor Credit Corp.                     0.50% 06/13/13   144,000,000   144,066,528
                                                                ------------- -------------
Total Corporate Bonds (Cost $578,615,844)                         578,370,000   578,865,574
                                                                ------------- -------------
Yankee Dollars - 7.7%
(r)Bank of Nova Scotia                           0.41% 11/01/12   125,000,000   125,000,000
(r)Bank of Nova Scotia                           0.57% 07/19/13    30,000,000    30,070,500
(r)Commonwealth Bank of Australia                0.93% 03/19/13    15,000,000    15,030,900
(r)National Australia Bank NY                    0.58% 02/15/13   100,000,000   100,083,200
(r)National Australia Bank NY                    0.40% 04/24/13    50,000,000    50,045,450
(r)National Australia Bank NY                    0.51% 05/06/13    25,000,000    25,017,575
(r)Nordea Bank Finland NY                        0.79% 04/05/13    50,360,000    50,419,072
(r)NRW Bank AG                                   0.56% 02/01/13    12,000,000    11,999,892
(r)Rabobank Nederland NV NY                      0.42% 01/18/13    64,000,000    64,047,744
(r)Rabobank Nederland NV NY                      0.53% 03/19/13   100,000,000   100,090,400
(r)Rabobank Nederland NV NY                      0.46% 05/02/13    50,000,000    50,031,900
(r)Royal Bank of Canada NY                       0.56% 03/08/13    28,900,000    28,917,976
(r)Royal Bank of Canada NY                       0.44% 04/10/13   100,000,000   100,001,000
(r)Royal Bank of Canada NY                       0.40% 07/11/13    60,000,000    60,016,020
(r)Royal Bank of Canada NY                       0.49% 08/12/13   100,000,000    99,986,300
(r)Svenska Handelsbanken NY                      0.84% 03/18/13    25,000,000    25,041,450
(r)Toronto Dominion Bank NY                      0.49% 07/26/13     6,120,000     6,130,214
(r)Westpac Banking Corp.                         0.62% 02/06/13   100,000,000   100,087,000
(r)Westpac Banking Corp.                         0.90% 04/08/13    15,000,000    15,038,910
                                                                ------------- -------------
Total Yankee Dollars (Cost $1,056,611,344)                      1,056,380,000 1,057,055,503
                                                                ------------- -------------
Commercial Papers - 46.5%
(y)++ANZ National International Ltd.             0.24% 11/13/12   100,000,000    99,995,000
(y)++ANZ National International Ltd.             0.21% 01/25/13     5,750,000     5,747,183
(y)++ANZ National International Ltd.             0.30% 03/18/13    75,000,000    74,932,500
(y)++Australia & New Zealand Banking Group Ltd.  0.19% 11/27/12    32,300,000    32,297,739
(y)Bank of Nova Scotia                           0.29% 11/14/12    50,000,000    49,998,000
(y)Bank of Nova Scotia                           0.18% 01/08/13    30,000,000    29,988,300
(y)Banque et Caisse d'Epargne de l'Etat          0.29% 11/07/12    50,000,000    49,999,000
(y)Banque et Caisse d'Epargne de l'Etat          0.29% 11/13/12    50,000,000    49,997,500
(y)Banque et Caisse d'Epargne de l'Etat          0.31% 11/21/12    10,000,000     9,999,100
(y)Banque et Caisse d'Epargne de l'Etat          0.30% 11/28/12    75,000,000    74,990,250
(y)Banque et Caisse d'Epargne de l'Etat          0.41% 11/30/12    75,000,000    74,989,500
(y)Banque et Caisse d'Epargne de l'Etat          0.28% 12/06/12    50,000,000    49,991,000
(y)Banque et Caisse d'Epargne de l'Etat          0.36% 12/17/12    20,000,000    19,994,600
(y)Banque et Caisse d'Epargne de l'Etat          0.25% 12/21/12    75,000,000    74,977,500
(y)BNP Paribas Finance, Inc.                     0.46% 11/09/12    10,000,000     9,999,600
(y)BNP Paribas Finance, Inc.                     0.46% 11/14/12    40,000,000    39,997,600
(y)BNP Paribas Finance, Inc.                     0.25% 11/28/12   100,000,000    99,987,000
(y)BNP Paribas Finance, Inc.                     0.36% 01/02/13    50,000,000    49,979,000
(y)++BNZ International Funding Ltd.              0.22% 01/18/13    50,000,000    49,976,000
(y)++Caisse Centrale Desjardins                  0.22% 11/08/12    25,000,000    24,999,250
(y)++Caisse d'Amortissement de la Dette Sociale  0.09% 11/28/12   100,000,000    99,995,000
(y)++Caisse d'Amortissement de la Dette Sociale  0.27% 12/21/12   174,000,000   173,982,600
(y)++Caisse des Depots et Consignations          0.28% 11/20/12    60,000,000    59,994,600
(y)++Caisse des Depots et Consignations          0.29% 11/28/12    50,000,000    49,994,000
(y)++Caisse des Depots et Consignations          0.25% 12/12/12    53,000,000    52,988,870
(y)++Caisse des Depots et Consignations          0.26% 12/20/12     5,000,000     4,998,750
(y)++Caisse des Depots et Consignations          0.31% 02/04/13    90,000,000    89,944,200
(y)++Caisse des Depots et Consignations          0.34% 03/28/13    80,000,000    79,917,600

                      See notes to financial statements.
                                       3

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments (continued)
October 31, 2012

--------------------------------------------------------------------------------

Security Description                     Rate  Maturity Face Amount $ Fair Value $
--------------------                     ----  -------- ------------- ------------
Commercial Papers - 46.5% (continued)
(y)++Caisse des Depots et Consignations  0.30% 04/12/13   70,000,000   69,913,900
(y)++Coca-Cola Co.                       0.19% 01/11/13   43,075,000   43,062,078
(y)++Coca-Cola Co.                       0.21% 01/23/13   44,875,000   44,857,050
(y)++Coca-Cola Co.                       0.24% 03/12/13  100,000,000   99,916,000
(y)++Commonwealth Bank of Australia      0.18% 11/29/12   80,000,000   79,990,400
(y)++Commonwealth Bank of Australia      0.18% 11/30/12   35,000,000   34,995,800
(y)++Commonwealth Bank of Australia      0.19% 12/10/12   40,000,000   39,992,800
(y)++Commonwealth Bank of Australia      0.19% 01/04/13   18,190,000   18,183,770
(y)++Commonwealth Bank of Australia      0.21% 01/16/13   57,200,000   57,173,688
(y)++Commonwealth Bank of Australia      0.22% 01/23/13  150,000,000  149,920,499
(y)++CPPIB Capital, Inc.                 0.15% 11/20/12   75,000,000   74,993,250
(y)++CPPIB Capital, Inc.                 0.17% 01/24/13   42,050,000   42,033,122
(y)++CPPIB Capital, Inc.                 0.22% 04/18/13   50,000,000   49,883,500
(y)++CPPIB Capital, Inc.                 0.22% 04/23/13  100,000,000   99,753,000
(y)++E.I. du Pont de Nemours & Co.       0.16% 11/07/12   32,089,000   32,088,037
(y)General Electric Capital Corp.        0.37% 12/27/12  100,000,000   99,975,000
(y)++Hydro-Quebec                        0.14% 12/13/12  105,000,000  104,975,850
(y)JPMorgan Chase & Co.                  0.28% 11/05/12   10,000,000    9,999,900
(y)JPMorgan Chase & Co.                  0.28% 11/06/12  100,000,000   99,999,000
(y)JPMorgan Chase & Co.                  0.25% 12/04/12   25,000,000   24,998,000
(y)++Kreditanstalt Fur Wiederaufbau      0.19% 11/13/12   79,000,000   78,998,420
(y)++Kreditanstalt Fur Wiederaufbau      0.22% 11/16/12   71,080,000   71,078,578
(y)++Kreditanstalt Fur Wiederaufbau      0.22% 11/19/12   40,000,000   39,998,800
(y)++Kreditanstalt Fur Wiederaufbau      0.22% 11/30/12   70,000,000   69,997,200
(y)++Kreditanstalt Fur Wiederaufbau      0.22% 12/05/12   80,000,000   79,994,400
(y)++Kreditanstalt Fur Wiederaufbau      0.20% 01/24/13   25,000,000   24,991,500
(y)++Kreditanstalt Fur Wiederaufbau      0.23% 03/18/13   48,550,000   48,512,617
(y)++Medtronic, Inc.                     0.15% 11/29/12   12,400,000   12,398,512
(y)++National Australia Bank NY          0.25% 04/23/13   30,000,000   29,968,500
(y)Nordea North America, Inc.            0.22% 01/25/13   80,000,000   79,957,600
(y)Nordea North America, Inc.            0.31% 03/14/13  100,000,000   99,900,000
(y)Nordea North America, Inc.            0.32% 03/18/13    9,500,000    9,490,215
(y)Nordea North America, Inc.            0.32% 03/19/13   30,000,000   29,968,800
(y)++NRW Bank AG                         0.27% 11/07/12  100,000,000   99,997,000
(y)++NRW Bank AG                         0.37% 11/26/12   50,000,000   49,992,000
(y)++NRW Bank AG                         0.24% 11/29/12   50,000,000   49,991,000
(y)++NRW Bank AG                         0.22% 12/03/12   60,000,000   59,988,000
(y)++NRW Bank AG                         0.20% 12/19/12  100,000,000   99,969,000
(y)Oesterreichische Kontrollbank AG      0.20% 12/03/12   35,180,000   35,174,371
(y)Oesterreichische Kontrollbank AG      0.21% 02/25/13  100,000,000   99,886,000
(y)++Old Line Funding LLC                0.21% 11/01/12   20,051,000   20,051,000
(y)++Old Line Funding LLC                0.18% 12/04/12   24,124,000   24,121,105
(y)++Old Line Funding LLC                0.20% 12/05/12   50,000,000   49,993,500
(y)++Old Line Funding LLC                0.18% 12/10/12   14,635,000   14,632,951
(y)++Old Line Funding LLC                0.20% 12/12/12   45,000,000   44,993,250
(y)++Old Line Funding LLC                0.18% 12/17/12   50,000,000   49,991,500
(y)++Procter & Gamble Co.                0.14% 11/13/12   25,000,000   24,999,500
(y)Province of British Columbia          0.10% 12/19/12   26,500,000   26,496,290
(y)Province of Ontario                   0.14% 11/07/12  100,000,000   99,998,000
(y)Province of Ontario                   0.15% 11/20/12   85,000,000   84,992,350
(y)Province of Ontario                   0.11% 11/30/12   95,000,000   94,986,700
(y)Province of Ontario                   0.16% 12/17/12  100,000,000   99,973,000
(y)++Province of Quebec                  0.17% 11/01/12   98,000,000   97,999,020
(y)++Province of Quebec                  0.14% 11/08/12   20,000,000   19,999,200
(y)++Province of Quebec                  0.15% 11/13/12   75,000,000   74,994,750
(y)++Province of Quebec                  0.16% 11/27/12   50,000,000   49,992,000
(y)++Province of Quebec                  0.21% 11/28/12   50,000,000   49,992,000
(y)++Standard Chartered Bank PLC         0.30% 11/14/12   30,000,000   29,997,900
(y)++Standard Chartered Bank PLC         0.38% 11/19/12   98,900,000   98,890,110
(y)++Standard Chartered Bank PLC         0.29% 11/27/12  125,000,000  124,981,250
(y)++Standard Chartered Bank PLC         0.38% 12/10/12   25,000,000   24,994,000

                      See notes to financial statements.
                                       4

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments (continued)
October 31, 2012

--------------------------------------------------------------------------------

Security Description                                           Rate  Maturity Face Amount $ Fair Value $
--------------------                                           ----  -------- ------------- -------------
Commercial Papers - 46.5% (continued)
(y)++Standard Chartered Bank PLC                               0.37% 12/13/12    10,000,000     9,997,300
(y)++Standard Chartered Bank PLC                               0.38% 12/18/12    15,000,000    14,995,350
(y)++Standard Chartered Bank PLC                               0.38% 12/20/12     5,000,000     4,998,350
(y)++Standard Chartered Bank PLC                               0.38% 12/24/12    65,000,000    64,975,950
(y)++Standard Chartered Bank PLC                               0.36% 12/31/12    50,000,000    49,978,000
(y)++Svenska Handelsbanken NY                                  0.23% 11/13/12    50,000,000    49,997,500
(y)++Svenska Handelsbanken NY                                  0.23% 11/14/12    50,000,000    49,997,000
(y)++Svenska Handelsbanken NY                                  0.21% 11/26/12    11,759,000    11,757,471
(y)++Svenska Handelsbanken NY                                  0.22% 11/30/12    43,640,000    43,633,018
(y)++Svenska Handelsbanken NY                                  0.22% 12/07/12    40,000,000    39,992,000
(y)++Svenska Handelsbanken NY                                  0.22% 12/19/12    35,000,000    34,990,550
(y)++Svenska Handelsbanken NY                                  0.26% 02/14/13   100,000,000    99,922,000
(y)++Svenska Handelsbanken NY                                  0.26% 02/15/13    20,000,000    19,984,200
(y)++Svenska Handelsbanken NY                                  0.29% 04/18/13    40,000,000    39,941,200
(y)++Toronto Dominion Holdings (U.S.A), Inc.                   0.28% 11/07/12   100,000,000    99,998,000
(y)++Total Capital Canada, Ltd.                                0.16% 11/06/12   289,000,000   288,994,220
(y)++Total Capital Canada, Ltd.                                0.14% 12/12/12   100,000,000    99,977,000
(y)Toyota Motor Credit Corp.                                   0.16% 01/22/13    50,000,000    49,977,500
(y)++United Technologies Corp.                                 0.15% 11/06/12    50,000,000    49,999,000
(y)++Westpac Banking Corp.                                     0.31% 11/09/12    15,000,000    14,999,700
(y)++Westpac Banking Corp.                                     0.32% 11/26/12    25,000,000    24,998,500
                                                                              ------------- -------------
Total Commercial Papers (Cost $6,402,691,659)                                 6,404,848,000 6,402,781,584
                                                                              ------------- -------------
Yankee Certificates of Deposit - 8.5%
(r)Bank of Nova Scotia                                         0.75% 02/15/13    75,000,000    75,090,675
(r)National Australia Bank NY                                  0.57% 12/06/12   100,000,000   100,054,100
(r)National Australia Bank NY                                  0.49% 05/29/13    50,000,000    50,045,000
(r)Nordea Bank Finland NY                                      0.64% 11/13/12    35,000,000    35,002,800
(r)Nordea Bank Finland NY                                      0.92% 02/06/13    18,500,000    18,517,742
(r)Nordea Bank Finland NY                                      0.92% 02/07/13    92,800,000    92,890,851
(r)Nordea Bank Finland NY                                      0.86% 03/08/13    12,950,000    12,963,222
(r)Rabobank Nederland NV NY                                    0.54% 11/09/12    47,500,000    47,502,375
(r)Rabobank Nederland NV NY                                    0.54% 11/16/12    50,000,000    50,006,400
(r)Rabobank Nederland NV NY                                    0.56% 11/30/12   140,000,000   140,022,400
(r)Royal Bank of Canada NY                                     0.45% 05/16/13    40,500,000    40,504,860
(r)Royal Bank of Canada NY                                     0.47% 08/30/13   100,000,000    99,991,000
(r)Svenska Handelsbanken NY                                    0.77% 01/18/13    12,840,000    12,851,389
(r)Toronto Dominion Bank NY                                    0.31% 02/04/13   100,000,000   100,027,200
(r)Toronto Dominion Bank NY                                    0.30% 05/15/13    40,000,000    40,012,800
(r)Toronto Dominion Bank NY                                    0.40% 09/13/13   200,000,000   200,102,000
(r)Westpac Banking Corp.                                       0.53% 12/20/12    50,000,000    50,033,900
                                                                              ------------- -------------
Total Yankee Certificates of Deposit (Cost $1,165,226,120)                    1,165,090,000 1,165,618,714
                                                                              ------------- -------------
U.S. Government Agency Securities - 9.0%
(y)Federal Home Loan Bank                                      0.13% 11/14/12   100,000,000    99,997,100
(y)Federal Home Loan Bank                                      0.12% 11/21/12    50,000,000    49,997,800
(y)Federal Home Loan Bank                                      0.10% 11/28/12   100,000,000    99,994,000
(y)Federal Home Loan Bank                                      0.13% 12/05/12   197,600,000   197,583,204
(y)Federal Home Loan Bank                                      0.12% 12/19/12    52,700,000    52,693,676
(y)Federal Home Loan Bank                                      0.14% 12/21/12   100,000,000    99,987,500
(y)Federal Home Loan Bank                                      0.14% 12/26/12    50,000,000    49,993,150
(y)Federal Home Loan Bank                                      0.13% 01/23/13   100,000,000    99,972,300
(y)Federal Home Loan Mortgage Corp.                            0.05% 11/14/12    90,000,000    89,997,390
(y)Federal Home Loan Mortgage Corp.                            0.12% 11/19/12    75,000,000    74,997,000
(y)Federal Home Loan Mortgage Corp.                            0.12% 12/04/12   100,000,000    99,991,800
(y)Federal National Mortgage Assoc.                            0.13% 11/14/12    75,000,000    74,997,825
(y)Federal National Mortgage Assoc.                            0.13% 12/19/12   100,000,000    99,988,000
(y)Federal National Mortgage Assoc.                            0.13% 01/16/13    50,000,000    49,987,350
                                                                              ------------- -------------
Total U.S. Government Agency Securities (Cost $1,240,140,182)                 1,240,300,000 1,240,178,095
                                                                              ------------- -------------

                      See notes to financial statements.
                                       5

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments (concluded)
October 31, 2012

--------------------------------------------------------------------------------

Security Description                                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                                         ----  -------- ------------- ---------------
Repurchase Agreements - 24.1%
Bank of America (Purchased on 10/31/12, Proceeds at maturity $600,004,500 collateralized by U.S. Treasury Securities, 0.13% - 1.88%, 04/30/14 -
  04/15/16, market value $612,000,019)                                       0.27% 11/01/12   600,000,000     600,000,000
Barclays Capital Group LLC (Purchased on 10/31/12, Proceeds at maturity
  $550,004,583 collateralized by U.S. Treasury Securities, 0.25% - 3.13%,
  04/30/13 - 04/30/16, market value $561,000,090)                            0.30% 11/01/12   550,000,000     550,000,000
Deutsche Bank (Purchased on 10/31/12, Proceeds at maturity $300,002,333 collateralized by U.S. Treasury Securities, 0.25% - 3.75%, 05/31/14 -
  11/15/18, market value $306,000,059)                                       0.28% 11/01/12   300,000,000     300,000,000
Deutsche Bank (Purchased on 10/31/12, Proceeds at maturity $115,001,022 collateralized by U.S. Government Backed Security, 0.00%, 04/29/13,
  market value $117,300,832)                                                 0.32% 11/01/12   115,000,000     115,000,000
Goldman Sachs & Co. (Purchased on 10/31/12, Proceeds at maturity
  $100,000,722 collateralized by U.S. Government Backed Securities, 3.00% -
  7.00%, 05/15/23 - 10/20/42, market value $102,000,000)                     0.26% 11/01/12   100,000,000     100,000,000
HSBC (Purchased on 10/31/12, Proceeds at maturity $400,002,889 collateralized by U.S. Treasury Securities, 0.00% - 3.13%, 11/15/12 -
  02/15/22, market value $410,674,487)                                       0.26% 11/01/12   400,000,000     400,000,000
JPMorgan Chase Bank (Purchased on 10/31/12, Proceeds at maturity
  $600,004,500 collateralized by U.S. Government Backed Securities, 0.00% -
  13.50%, 02/15/13 - 03/15/54, market value $612,003,128)                    0.27% 11/01/12   600,000,000     600,000,000
The Toronto Dominion Bank NY (Purchased on 10/31/12, Proceeds at maturity
  $500,003,750 collateralized by U.S. Government Backed Securities, 0.00% -
  6.00%, 11/23/12 - 08/15/22, marketvalue $510,000,068)                      0.27% 11/01/12   500,000,000     500,000,000
The Toronto Dominion Bank NY (Purchased on 10/31/12, Proceeds at maturity
  $150,001,042 collateralized by U.S. Treasury Securities, 0.25% - 1.88%,
  11/30/13 - 06/30/15, market value $153,000,065)                            0.25% 11/01/12   150,000,000     150,000,000
                                                                                            ------------- ---------------
Total Repurchase Agreements (Cost $3,315,000,000)                                           3,315,000,000   3,315,000,000
                                                                                            ------------- ---------------
Total Investments (Cost $13,758,285,149) - 100.0%                                                         $13,759,499,470
                                                                                                          ===============

(r)The adjustable/variable rate shown is effective as of 10/31/12
(y)The rate shown is the effective yield.
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2012 was $4,672,120,908 which represented 33.9% of the total investments of the fund.

LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company
AG--Aktiengesellschaft (German & Swiss stock corporation)

                      See notes to financial statements.
                                       6

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Statement of Assets and Liabilities
October 31, 2012

--------------------------------------------------------------------------------

Assets:
Investments, at value                                                                $10,444,499,470
Repurchase agreements, at value                                                        3,315,000,000
                                                                                     ---------------
       Total Investments                                                              13,759,499,470
                                                                                     ---------------
Cash                                                                                     685,270,725
Interest receivable                                                                        2,475,205
Prepaid expenses and other assets                                                                125
                                                                                     ---------------
       Total Assets                                                                   14,447,245,525
                                                                                     ---------------
Liabilities:
Distributions payable                                                                      2,586,916
Accrued expenses and other payables:
   Investment advisory                                                                       606,147
   Director/Trustee                                                                          154,122
   Administration                                                                             58,066
   Professional                                                                               44,315
   CCO                                                                                         2,302
   Other                                                                                       6,828
                                                                                     ---------------
       Total Liabilities                                                                   3,458,696
                                                                                     ---------------
Net Assets                                                                           $14,443,786,829
                                                                                     ===============
Net Assets consist of:
Capital                                                                              $14,442,123,293
Accumulated Net Investment Income                                                                 --
Accumulated Net Realized Gains from Investment Transactions                                  449,215
Net Unrealized Appreciation on Investments                                                 1,214,321
                                                                                     ---------------
Net Assets                                                                           $14,443,786,829
                                                                                     ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par Value)     1,248,238,82
Net Asset Value (Offering and Redemption Price Per Share)                            $         11.57
                                                                                     ---------------
Investments at cost                                                                  $13,758,285,149
                                                                                     ===============

                      See notes to financial statements.
                                       7

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Statement of Operations
October 31, 2012

--------------------------------------------------------------------------------

     Investment Income:
     Interest                                                 $41,501,575
                                                              -----------
        Total Investment Income                                41,501,575
                                                              -----------
     Expenses:
     Investment Advisory Fees                                   7,693,113
     Administration Fees                                        1,077,270
     Professional Fees                                            384,254
     Director/Trustee Fees                                        157,044
     CCO Fees                                                      27,413
     Other Expenses                                               100,454
                                                              -----------
        Total Expenses Before Fee Reductions                    9,439,548
                                                              -----------
     Fees Paid Indirectly                                        (441,745)
                                                              -----------
        Net Expenses                                            8,997,803
                                                              -----------
     Net Investment Income                                     32,503,772
                                                              -----------
     Realized/Unrealized Gains (Losses) From Investments
     Net Realized Gains from Investment Transactions              452,500
     Net Change in Unrealized Appreciation on Investments       1,214,321
                                                              -----------
     Net Realized/Unrealized Gains (Losses) from Investments    1,666,821
                                                              -----------
     Change in Net Assets Resulting From Operations           $34,170,593
                                                              ===========

                      See notes to financial statements.
                                       8

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                         For the Year Ended For the Year Ended
                                                          October 31, 2012   October 31, 2011
                                                         ------------------ ------------------
From Investment Activities:
Operations:
   Net Investment Income                                  $     32,503,772   $     26,013,019
   Net Realized Gains from Investments Transactions                452,500             59,078
   Net Change in Unrealized Appreciation/ Depreciation
   Investments                                                   1,214,321                 --
                                                          ----------------   ----------------
   Change in Net Assets from Operations                         34,170,593         26,072,097
                                                          ----------------   ----------------
Distributions to Shareholders:
   Net Investment Income                                       (32,503,772)       (26,013,019)
   Net Realized Gains                                              (77,359)                --
                                                          ----------------   ----------------
Change in Net Assets from Distributions to Shareholders        (32,581,131)       (26,013,019)
                                                          ----------------   ----------------
Capital Transactions:
   Proceeds from Shares Issued                              64,025,904,825     55,113,515,363
   Dividends Reinvested                                             17,206                 --
   Cost of Shares Redeemed                                 (64,803,346,489)   (53,709,001,947)
                                                          ----------------   ----------------
Change in Net Assets from Capital Transactions                (777,424,458)     1,404,513,416
                                                          ----------------   ----------------
Change in Net Assets                                          (775,834,996)     1,404,572,494
                                                          ----------------   ----------------
Net Assets:
Beginning of Period                                         15,219,621,825     13,815,049,331
                                                          ----------------   ----------------
End of Period                                             $ 14,443,786,829   $ 15,219,621,825
                                                          ================   ================
Accumulated Net Investment Income                         $             --   $         74,074
                                                          ================   ================
Shares Transactions:(a)
   Shares Issued                                             5,533,786,070      4,763,484,474
   Reinvested                                                        1,487                 --
   Shares Redeemed                                          (5,600,980,682)    (4,642,091,785)
                                                          ----------------   ----------------
Change in Shares                                               (67,193,125)       121,392,689
                                                          ----------------   ----------------

(a)As described in Note J, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.

                      See notes to financial statements.
                                       9

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Financial Highlights

--------------------------------------------------------------------------------

                                                                              For The
                                             For The         For The          Period
                                            Year Ended      Year Ended         Ended
                                          10/31/2012 (a)  10/31/2011 (a)  10/31/2010* (a)
                                          --------------  --------------  ---------------
Net Asset Value, Beginning of Period       $     11.57     $     11.57      $     11.57
Investment activities:
   Net Investment Income                          0.02            0.02             0.02
   Net Realized and Unrealized
       Gain/(Losses) on Investments                -- (b)          -- (b)           -- (b)
                                           -----------     -----------      -----------
Total from Investment Activities                  0.02            0.02             0.02
                                           -----------     -----------      -----------
Distributions to shareholders from:
   Net Investment Income                         (0.02)          (0.02)           (0.02)
   Net Realized Gains                              -- (b)          -- (b)           -- (b)
                                           -----------     -----------      -----------
Total Distributions                              (0.02)          (0.02)           (0.02)
                                           -----------     -----------      -----------
Net Asset Value, End of Period             $     11.57     $     11.57      $     11.57
                                           -----------     -----------      -----------
Total Return                                      0.21%           0.18%            0.17%(c)
Supplemental Data:
Net Assets, End of Period (000's)          $14,443,787     $15,219,622      $13,815,049

Ratios to Average Net Assets:
Net Investment Income (d)                         0.21%           0.18%            0.23%
Gross Expenses (d)                                0.06%           0.06%            0.06%
Net Expenses (d)(e)                               0.06%           0.06%            0.06%

* For the Period February 1, 2010 (commencement of operations) to October 31, 2010.
(a)As described in Note J, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(b)Amount less than $0.005.
(c)Not annualized.
(d)Annualized for period less than one year.
(e)Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See notes to financial statements.
                                      10

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements
October 31, 2012

--------------------------------------------------------------------------------

A. Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of twelve portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Directors/Trustees of the Trust (the "Board"), which seek to be in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation - From November 1, 2011 through May 6, 2012, the Fund sought to maintain a constant net asset value of $1.00 per share by use of the penny-rounding method of pricing, pursuant to procedures adopted by the Board. The penny-rounding method of pricing permits the current net asset value per share to be rounded to the nearest one percent, provided the fund follows certain guidelines, including guidelines relating to maturity, credit quality, liquidity and diversification. On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the year ended October 31, 2012, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2012:

                                          LEVEL 1        LEVEL 2         LEVEL 3
                                       Investments in Investments in  Investments in
                                         Securities     Securities      Securities
                                       -------------- --------------- --------------
The DFA Short Term Investment Fund
   Corporate Bonds                          $--       $   578,865,574      $--
   Yankee Dollars                                       1,057,055,503
   Commercial Paper                          --         6,402,781,584       --
   Yankee Certificates of Deposit            --         1,165,618,714       --
   U.S. Government Agency Securities         --         1,240,178,095       --
   Repurchase Agreements                                3,315,000,000
                                            ---       ---------------      ---
Total                                       $--       $13,759,499,470      $--
                                            ===       ===============      ===

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements - Continued
October 31, 2012

--------------------------------------------------------------------------------

2. Deferred Compensation Plan - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2012, the Fund's total liability of $128,600 for deferred compensation to Trustees is included in "Director/Trustee" fees payable on the Statement of Assets and Liabilities.

3. Security Transactions and Related Income - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount using the effective interest method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. Allocations - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective funds in the Trust based upon relative net assets or on another reasonable basis.

C. Federal Income Taxes

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash losses and post-October loss deferrals) or permanent (e.g., reclassification of market discounts, certain gain/loss, paydowns, and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, attributable to distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share:

                                            Decrease in        Increase in
                                           Undistributed     Accumulated Net
                                       Net Investment Income Realized Gains
                                       --------------------- ---------------
   The DFA Short Term Investment Fund         $74,074            $74,074

As of October 31, 2012, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the prior three tax year ends and the interim tax period since then).

The tax character of distributions paid to shareholders during the periods ended October 31, 2012 and October 31, 2011 were as follows:

                                     Distributions Paid From
                                    -------------------------
                                    Net Investment Tax-Exempt Total Distributions
                                        Income       Income          Paid
                                    -------------- ---------- -------------------
The DFA Short Term Investment Fund
2012                                 $32,581,131      $--         $32,581,131
2011                                  26,013,019       --          26,013,019

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements - Continued
October 31, 2012

--------------------------------------------------------------------------------

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                       Undistributed
                                    -------------------                                                          Total
                                                                                  Accumulated    Unrealized   Accumulated
                                    Ordinary Tax-Exempt Accumulated Distributions Capital and  Appreciation/   Earnings
                                     Income    Income    Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                                    -------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $633,002   $6,700    $639,702        $--          $--        $1,214,231   $1,854,023

D. Financial Instruments

Repurchase Agreements - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required at all times, to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

E. Related Party Transactions

Investment Manager - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

Fees Paid to Officers - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

Administrator and Custodian - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. Interest Rate and Credit Risks

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. Line of Credit

The Fund, together with other Dimensional-advised portfolios have entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the year ended
October 31, 2012.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements - Continued
October 31, 2012

--------------------------------------------------------------------------------

H. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund's financial statements.

I. Other

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results or operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. Reverse Share Split

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

K. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            Report of Independent Registered Public Accounting Firm

To the Shareholders of The DFA Short Term Investment Fund and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") at October 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited)
October 31, 2012

--------------------------------------------------------------------------------

Other Federal Income Tax Information

For the period ended October 31, 2012, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2011 Form 1099-DIV.

For the period ended October 31, 2012, the Fund paid qualified interest income for purposes of a reduced individual federal income tax rate of:

                                                     Percentage
                                                     ----------
                 The DFA Short Term Investment Fund    97.56 %

For the period ended October 31, 2012, the Fund paid qualified short-term capital gains for purposes of a reduced individual federal income tax rate of:

                                                     Percentage
                                                     ----------
                 The DFA Short Term Investment Fund     100%

For the period ended October 31, 2012, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code;

                                                       Amount
                                                       ------
                   The DFA Short Term Investment Fund  $3,285

Expense Example

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses
_______________

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  Annualized
                                      Beginning      Ending      Expense Paid    Expense Ratio
                                    Account Value Account Value During Period *  During Period

                                       5/1/12       10/31/12    5/1/12-10/31/12 5/1/12-10/31/12
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,001.10        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2012 to October 31, 2012 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
____________________________________________

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

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                                                                                  Annualized
                                      Beginning      Ending      Expense Paid    Expense Ratio
                                    Account Value Account Value During Period *  During Period
                                       5/1/12       10/31/12    5/1/12-10/31/12 5/1/12-10/31/12
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund   $ 1,000.00    $ 1,024.83       $ 0.31           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2012 to October 31, 2012 divided by the number of days in the fiscal year.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from Advisor's website
                                 __________________
at http://www.dimensional.com and reflects the twelve-month period beginning
   __________________________
July 1st and ending June 30th.

Portfolio Holding Information

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc. or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the quarter. The schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.goc, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

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The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

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The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

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                                                                                    Principal Occupation(s) During Past 5 Years
Name, Position with the        Term of Office\\1\\ and  Portfolios within the DFA   and Other Directorships of Public Companies
Fund, Address and Age          Length of Service        Fund Complex\\2\\ Overseen  Held
-----------------------        -------------------      -------------------------   --------------------------------------------
                               Disinterested Trustees/Directors
George M. Constantinides        Since Inception           100 portfolios in 4       Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                               investment companies      University of Chicago Booth School of
Trustee of DFAITC and DEM.                                                          Business.
The University of Chicago
Booth School of Business 5807
S. Woodlawn Avenue Chicago,
IL 60637 Age: 64

John P. Gould Director of       Since Inception           100 portfolios in 4       Steven G. Rothmeier Distinguished Service
DFAIDG and DIG. Trustee of                                investment companies      Professor of Economics, The University of
DFAITC and DEM. The                                                                 Chicago Booth School of Business (since
University of Chicago Booth                                                         1965). Member and Chair, Competitive Markets
School of Business 5807 S.                                                          Advisory Committee, Chicago Mercantile
Woodlawn Avenue Chicago, IL                                                         Exchange (futures trading exchange) (since
60637 Age: 73                                                                       2004). Formerly, Director of UNext, Inc.
                                                                                    (1999-2006). Trustee, Harbor Fund
                                                                                    (registered investment company) (30
                                                                                    Portfolios) (since 1994). Formerly, Member
                                                                                    of the Board of Milwaukee Mutal Insurance
                                                                                    Company (1997-2010).

Roger G. Ibbotson Director of   Since Inception           100 portfolios in 4       Professor in Practice of Finance, Yale
DFAIDG and DIG. Trustee of                                investment companies      School of Management (since 1984). Chairman,
DFAITC and DEM. Yale                                                                CIO and Partner, Zebra Capital Management,
School of Management P.O.                                                           LLC (hedge fund manager) (since 2001).
Box 208200 New Haven, CT                                                            Consultant to Morningstar, Inc. (since
06520-8200 Age: 68                                                                  2006). Formerly, Chairman, Ibbotson
                                                                                    Associates, Inc., Chicago, IL (software data
                                                                                    publishing and consulting) (1977-2006).
                                                                                    Formerly, Director, BIRR Portfolio Analysis,
                                                                                    Inc. (software products) (1990-2010).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------

                                                                              Principal Occupation(s) During Past 5 Years
                         Term of Office\\1\\ and  Portfolios within the DFA   and Other Directorships of Public Companies
                         Length of Service        Fund Complex\\2\\ Overseen  Held
-                        -------------------      -------------------------   --------------------------------------------

Edward P. Lazear          Since 2010                100 portfolios in 4       Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG                                  investment companies      Institution (since 2002). Jack Steele Parker
and DIG. Trustee of                                                           Professor of Human Resources Management and
DFAITC and DEM.                                                               Economics, Graduate School of Business,
Stanford University                                                           Stanford University (since 1995).
Graduate School of                                                            Cornerstone Research (expert testimony and
Business 518 Memorial                                                         economic and financial analysis) (since
Way Stanford, CA                                                              2009). Formerly, Chairman of the President
94305- 5015 Age: 64                                                           George W. Bush's Council of Economic
                                                                              Advisers (2006-2009). Formerly, Council of
                                                                              Economic Advisors, State of California
                                                                              (2005-2006). Formerly, Commissioner, White
                                                                              House Panel on Tax Reform (2005).

Myron S. Scholes          Since Inception           100 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                                  investment companies      Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                           Chairman, Platinum Grove Asset Management,
DFAITC and DEM. c/o                                                           L.P. (hedge fund) (formerly, Oak Hill
Dimensional Fund                                                              Platinum Partners) (1999-2009). Formerly,
Advisors, LP 6300 Bee                                                         Managing Partner, Oak Hill Capital
Cave Road Building 1                                                          Management (private equity firm) (until
Austin, TX 78746 Age:                                                         2004). Director, American Century Fund
70                                                                            Complex (registered investment companies)
                                                                              (40 Portfolios) (since 1980). Formerly,
                                                                              Director, Chicago Mercantile Exchange
                                                                              (2001-2008).

Abbie J. Smith Director   Since 2000                100 portfolios in 4       Boris and Irene Stern Distinguished Service
of DFAIDG and DIG.                                  investment companies      Professor of Accounting, The University of
Trustee of DFAITC and                                                         Chicago Booth School of Business (since
DEM. The University of                                                        1980). Co-Director Investment Research,
Chicago Booth School                                                          Fundamental Investment Advisors (hedge fund)
of Business 5807 S.                                                           (since 2008). Director, HNI Corporation
Woodlawn Avenue                                                               (formerly known as HON Industries Inc.)
Chicago, IL 60637 Age:                                                        (office furniture) (since 2000). Director,
58                                                                            Ryder System Inc. (transportation, logistics
                                                                              and supply- chain management) (since 2003).
                                                                              Trustee, UBS Funds (4 investment companies
                                                                              within the fund complex) (52 portfolios)
                                                                              (since 2009).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------

                                                                                            Principal Occupation(s)
                                                                                            During Past 5 Years
                          Term of Office\\1\\ and         Portfolios within the DFA         and Other Directorships of
                          Length of Service               Fund Complex\\2\\ Overseen        Public Companies Held
                                      Interested Trustees/Directors*

David G. Booth             Since Inception                  100 portfolios in 4             Chairman, Director/Trustee,
Chairman, Director,                                         investment companies            President, and Co- Chief
Co-Chief Executive                                                                          Executive Officer (since
Officer and President of                                                                    January 2010) of Dimensional
DFAIDG and DIG.                                                                             Holdings Inc., Dimensional
Chairman, Trustee,                                                                          Fund Advisors LP, DFA
Co-Chief Executive                                                                          Securities LLC, Dimensional
Officer and President of                                                                    Emerging Markets Value Fund,
DFAITC and DEM.                                                                             DFAIDG, Dimensional
6300 Bee Cave Road,                                                                         Investment Group Inc. and The
Building One Austin,                                                                        DFA Investment Trust Company.
Texas 78746 Age: 65                                                                         Director of Dimensional Fund
                                                                                            Advisors Ltd., Dimensional
                                                                                            Funds PLC, Dimensional Funds
                                                                                            II PLC, DFA Australia
                                                                                            Limited, Dimensional Cayman
                                                                                            Commodity Fund I Ltd.,
                                                                                            Dimensional Japan Ltd. and
                                                                                            Dimensional Advisors Ltd.
                                                                                            Chairman, Director and
                                                                                            Co-Chief Executive Officer of
                                                                                            Dimensional Fund Advisors
                                                                                            Canada ULC. Limited Partner,
                                                                                            President, Dimensional
                                                                                            SmartNest (US) LLC., Oak Hill
                                                                                            Partners (since 2001) and VSC
                                                                                            Investors, LLC (since 2007).
                                                                                            Trustee, The University of
                                                                                            Chicago. Trustee, University
                                                                                            of Kansas Endowment
                                                                                            Association. Formerly, Chief
                                                                                            Executive Officer (until
                                                                                            2010) and Chief Investment
                                                                                            Officer (2003-2007) of
                                                                                            Dimensional Fund Advisors LP,
                                                                                            DFA Securities LLC,
                                                                                            Dimensional Emerging Markets
                                                                                            Value Fund, DFAIDG,
                                                                                            Dimensional Investment Group
                                                                                            Inc., The DFA Investment
                                                                                            Trust Company and Dimensional
                                                                                            Holdings Inc. Formerly, Chief
                                                                                            Investment Officer of
                                                                                            Dimensional Fund Advisors
                                                                                            Ltd. Formerly, President and
                                                                                            Chief Investment Officer of
                                                                                            DFA Australia Limited.
                                                                                            Formerly, Director, SA Funds
                                                                                            (registered investment
                                                                                            company).

Eduardo A. Repetto         Since 2009                       100 portfolios in 4             Co-Chief Executive Officer
Director, Co-Chief                                          investment companies            (since January 2010), Chief
Executive Officer and                                                                       Investment Officer (since
Chief Investment                                                                            March 2007) and
Officer of DFAIDG and                                                                       Director/Trustee of
DIG. Trustee, Co-Chief                                                                      Dimensional Holdings Inc.,
Executive Officer and                                                                       Dimensional Fund Advisors LP,
Chief Investment                                                                            DFA Securities LLC,
Officer of DFAITC and                                                                       Dimensional Emerging Markets
DEM. 6300 Bee Cave                                                                          Value Fund, DFAIDG,
Road, Building One                                                                          Dimensional Investment Group
Austin, TX 78746 Age:                                                                       Inc., The DFA Investment
45                                                                                          Trust Company and Dimensional
                                                                                            Cayman Commodity Fund I Ltd.
                                                                                            Co-Chief Executive Officer,
                                                                                            President and Chief
                                                                                            Investment Officer of
                                                                                            Dimensional Fund Advisors
                                                                                            Canada ULC. Chief Investment
                                                                                            Officer, Vice President and
                                                                                            Director of DFA Australia
                                                                                            Limited. Director of
                                                                                            Dimensional Fund Advisors
                                                                                            Ltd., Dimensional Funds PLC,
                                                                                            Dimensional Funds II PLC,
                                                                                            Dimensional Japan Ltd. and
                                                                                            Dimensional Advisors Ltd.
                                                                                            Co-Chief Executive Officer of
                                                                                            Dimensional Retirement Plan
                                                                                            Services LLC. Formerly, Vice
                                                                                            President of Dimensional
                                                                                            Holdings Inc., Dimensional
                                                                                            Fund Advisors LP, DFA
                                                                                            Securities LLC, Dimensional
                                                                                            Emerging Markets Value Fund,
                                                                                            DFAIDG, Dimensional
                                                                                            Investment Group Inc., The
                                                                                            DFA Investment Trust Company
                                                                                            and Dimensional Fund Advisors
                                                                                            Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------

Officers

The name, age, and information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                     Term of Office\\1\\ and
                                     Length of Service             Principal Occupation(s) During Past 5 Years
                                     -------------------      ------------------------------------------------------
                                                                          Officers

April A. Aandal Vice President,          Since 2008           Vice President of all the DFA Entities. Vice President
Global Business Development Age:                              Global Business Development of all the DFA Entities.
49                                                            Formerly, Chief Learning Officer of Dimensional
                                                              (2008-2011); Regional Director of Dimensional
                                                              (2004-2008).

Robyn G. Alcorta Vice President          Since 2012           Vice President of all the DFA Entities. Formerly, Vice
Age: 37                                                       President Business Development at Capson Physicians
                                                              Insurance Company (2010-2012); Vice President at
                                                              Charles Schwab (2007- 2010).

Darryl D. Avery Vice President Age:      Since 2005           Vice President of all the DFA Entities.
46

Arthur H. Barlow Vice President          Since 1993           Vice President of all the DFA Entities.
Age: 56

John T. Blood Vice President Age:        Since 2011           Vice President of all the DFA Entities. Formerly,
43                                                            Regional Director for Dimensional (2010-January 2011);
                                                              Chief Market Strategist at Commonwealth Financial
                                                              (2007-2010); Director of Research at Commonwealth
                                                              Financial (2000-2007).

Scott A. Bosworth Vice President         Since 2007           Vice President of all the DFA Entities.
Age: 43

Valerie A. Brown Vice President and      Since 2001           Vice President and Assistant Secretary of all the DFA
Assistant Secretary Age: 45                                   Entities, DFA Australia Limited, Dimensional Fund
                                                              Advisors Ltd., Dimensional Cayman Commodity Fund I
                                                              Ltd., Dimensional Retirement Plan Services LLC,
                                                              Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                              Kong Limited. Director, Vice President and Assistant
                                                              Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler Vice President Age:      Since 2007           Vice President of all the DFA Entities. Head of Global
48                                                            Financial Services of Dimensional (since 2008).
                                                              Formerly, Regional Director of Dimensional (January
                                                              1995 to January 2005).

Douglas M. Byrkit Vice President         Since 2012           Vice President of all the DFA Entities. Formerly,
Age: 41                                                       Regional Director for Dimensional Fund Advisors LP
                                                              (December 2010-January 2012); Regional Director at
                                                              Russell Investments (April 2006- December 2010).

James G. Charles Vice President          Since 2011           Vice President of all the DFA Entities. Formerly,
Age: 56                                                       Regional Director for Dimensional (2008-2010); Vice
                                                              President, Client Portfolio Manager at American
                                                              Century Investments (2001-2008).

Joseph H. Chi Vice President Age:        Since 2009           Vice President of all the DFA Entities. Co-Head of
46                                                            Portfolio Management of Dimensional (since March
                                                              2012). Sr. Portfolio Manager of Dimensional (since
                                                              January 2012). Formerly, Portfolio Manager for
                                                              Dimensional (October 2005-January 2012).

Stephen A. Clark Vice President          Since 2004           Vice President of all the DFA Entities, DFA Australia
Age: 40                                                       Limited and Dimensional Fund Advisors Canada ULC. Head
                                                              of Institutional, North America (since March 2012).
                                                              Formerly, Head of Portfolio Management of Dimensional
                                                              (January 2006-March 2012).

Jeffrey D. Cornell Vice President        Since 2012           Vice President of all the DFA Entities. Formerly,
Age: 36                                                       Regional Director for Dimensional Fund Advisors LP
                                                              (August 2002-January 2012).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------

                                            Term of Office\\1\\ and
                                            Length of Service               Principal Occupation(s) During Past 5 Years
                                            -------------------      ----------------------------------------------------------
Robert P. Cornell Vice President Age: 63        Since 2007           Vice President of all the DFA Entities. Regional Director
                                                                     of Financial Services Group of Dimensional (since August
                                                                     1993).

George H. Crane Vice President Age: 57          Since 2010           Vice President of all the DFA Entities. Formerly, Senior
                                                                     Vice President and Managing Director at State Street Bank
                                                                     & Trust Company (2007-2008); Managing Director, Head of
                                                                     Investment Administration and Operations at State Street
                                                                     Research & Management Company (2002-2005).

Christopher S. Crossan Vice President and       Since 2004           Vice President and Global Chief Compliance Officer of all
Global Chief Compliance Officer Age: 46                              the DFA Entities, DFA Australia Limited, Dimensional Fund
                                                                     Advisors Ltd., Dimensional SmartNest LLC, Dimensional
                                                                     SmartNest (US) LLC and Dimensional Retirement Plan
                                                                     Services LLC. Chief Compliance Officer of Dimensional Fund
                                                                     Advisors Canada ULC.

James L. Davis Vice President Age: 55           Since 1999           Vice President of all the DFA Entities.

Robert T. Deere Vice President Age: 55          Since 1994           Vice President of all the DFA Entities, DFA Australia
                                                                     Limited and Dimensional Fund Advisors Canada ULC.

Peter F. Dillard Vice President Age: 40         Since 2010           Vice President of all the DFA Entities. Research Associate
                                                                     for Dimensional (since August 2008). Formerly, Research
                                                                     Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner Vice President and           Since 2001           Vice President of all the DFA Entities. Chief
Chief Communications Officer Age: 42                                 Communications Officer of Dimensional (since 2010).

Richard A. Eustice Vice President and           Since 1998           Vice President and Assistant Secretary of all the DFA
Assistant Secretary Age: 47                                          Entities and DFA Australia Limited. Chief Operating
                                                                     Officer of Dimensional Fund Advisors Ltd. (since July
                                                                     2008). Formerly, Vice President of Dimensional Fund
                                                                     Advisors Ltd.

Gretchen A. Flicker Vice President Age: 41      Since 2004           Vice President of all the DFA Entities.

Jed S. Fogdall Vice President Age: 38           Since 2008           Vice President of all the DFA Entities. Co-Head of
                                                                     Portfolio Management of Dimensional (since March 2012).
                                                                     Sr. Portfolio Manager of Dimensional (since January 2012).
                                                                     Formerly, Portfolio Manager for Dimensional (since
                                                                     September 2004).

Jeremy P. Freeman Vice President Age: 41        Since 2009           Vice President of all the DFA Entities. Senior Technology
                                                                     Manager for Dimensional (since June 2006). Formerly,
                                                                     Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                                     (June 1998- June 2006).

Mark R. Gochnour Vice President Age: 45         Since 2007           Vice President of all the DFA Entities. Regional Director
                                                                     of Dimensional.

Tom M. Goodrum Vice President Age: 44           Since 2012           Vice President of all the DFA Entities. Formerly, Managing
                                                                     Director at BlackRock (2004-January 2012).

Henry F. Gray Vice President Age: 45            Since 2000           Vice President of all the DFA Entities.

John T. Gray Vice President Age: 38             Since 2007           Vice President of all the DFA Entities. Formerly, Regional
                                                                     Director of Dimensional (January 2005 to February 2007).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------


                                             Term of Office\\1\\ and
                                             Length of Service               Principal Occupation(s) During Past 5 Years
                                             -------------------      ----------------------------------------------------------

Christian Gunther Vice President Age: 37         Since 2011           Vice President of all the DFA Entities. Senior Trader for
                                                                      Dimensional Fund Advisors LP (since 2012). Formerly,
                                                                      Senior Trader for Dimensional Fund Advisors Ltd.
                                                                      (2009-2012); Trader for Dimensional Fund Advisors Ltd.
                                                                      (2008-2009); Trader for Dimensional Fund Advisors LP
                                                                      (2004-2008).

Joel H. Hefner Vice President Age: 44            Since 2007           Vice President of all the DFA Entities. Regional Director
                                                                      of Dimensional (since June 1998).

Julie C. Henderson Vice President and            Since 2005           Vice President and Fund Controller of all the DFA Entities
Fund Controller Age: 38                                               and Dimensional Cayman Commodity Fund I Ltd. and
                                                                      Dimensional Japan Ltd.

Kevin B. Hight Vice President Age: 44            Since 2005           Vice President of all the DFA Entities.

Christine W. Ho Vice President Age: 44           Since 2004           Vice President of all the DFA Entities.

Michael C. Horvath Vice President Age: 52        Since 2011           Vice President of all the DFA Entities. Formerly, Managing
                                                                      Director, Co-Head Global Consultant Relations at BlackRock
                                                                      (2004-2011).

Jeff J. Jeon Vice President Age: 38              Since 2004           Vice President of all the DFA Entities and Dimensional
                                                                      Cayman Commodity Fund I Ltd.

Stephen W. Jones Vice President Age: 44          Since 2012           Vice President of all the DFA Entities. Formerly,
                                                                      Facilities Manager for Dimensional Fund Advisors LP
                                                                      (October 2008- January 2012); General Manager at Intereity
                                                                      Investments (March 2007-October 2008).

Patrick M. Keating Vice President and Chief      Since 2003           Vice President and Chief Operating Officer of all the DFA
Operating Officer Age: 57                                             Entities, Dimensional Cayman Commodity Fund I Ltd.,
                                                                      Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                                      Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                                      Limited and Dimensional Retirement Plan Services LLC.
                                                                      Director, Vice President and Chief Privacy Officer of
                                                                      Dimensional Fund Advisors Canada ULC. Director of DFA
                                                                      Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                      Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                                      Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                                      President of Dimensional Hong Kong Limited.

Glenn E. Kemp Vice President Age: 64             Since 2012           Vice President of all the DFA Entities. Formerly, Regional
                                                                      Director for Dimensional Fund Advisors LP (April
                                                                      2006-January 2012).

David M. Kershner Vice President Age: 41         Since 2010           Vice President of all the DFA Entities. Portfolio Manager
                                                                      for Dimensional (since June 2004).

Seyun Alice Kim Vice President Age: 32           Since 2012           Vice President of all the DFA Entities. Formerly,
                                                                      Accounting Manager for Dimensional Fund Advisors LP
                                                                      (January 2006- January 2012).

Timothy R. Kohn Vice President Age: 41           Since 2011           Vice President of all the DFA Entities. Head of Defined
                                                                      Contribution Sales for Dimensional (since August 2010).
                                                                      Formerly, Chief DC Strategist, Barclays Global Investors
                                                                      (2005-2009).

Joseph F. Kolerich Vice President Age: 40        Since 2004           Vice President of all the DFA Entities. Sr. Portfolio
                                                                      Manager of Dimensional (since January 2012).Formerly,
                                                                      Portfolio Manager for Dimensional (April 2007-January
                                                                      2012).

Stephen W. Kurad Vice President Age: 43          Since 2011           Vice President of all the DFA Entities. Regional Director
                                                                      for Dimensional (2007-2010).

Michael F. Lane Vice President Age: 45           Since 2004           Vice President of all the DFA Entities. Chief Executive
                                                                      Officer of Dimensional SmartNest (US) LLC (since 2012).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------


                                            Term of Office\\1\\ and
                                             Length of Service              Principal Occupation(s) During Past 5 Years
                                            ---------------------    ----------------------------------------------------------

Francis R. Lao Vice President Age: 43            Since 2011          Vice President of all the DFA Entities. Formerly, Vice
                                                                     President - Global Operations at Janus Capital Group
                                                                     (2005-2011).

Juliet Lee Vice President Age: 41                Since 2005          Vice President of all the DFA Entities. Human Resources
                                                                     Manager of Dimensional (since January 2004).

Marlena I. Lee Vice President Age: 31            Since 2011          Vice President of all the DFA Entities. Formerly, Research
                                                                     Associate for Dimensional (July 2008-2010).

Apollo D. Lupescu Vice President Age: 43         Since 2009          Vice President of all the DFA Entities. Regional Director
                                                                     for Dimensional (since February 2004).

Kenneth M. Manell Vice President Age: 39         Since 2010          Vice President of all the DFA Entities and Dimensional
                                                                     Cayman Commodity Fund I Ltd. Counsel for Dimensional
                                                                     (since September 2006). Formerly, Assistant General
                                                                     Counsel at Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus Vice President & Head of         Since 2008          Vice President of all the DFA Entities and Head of Global
Global Human Resources Age: 42                                       Human Resources of Dimensional. Formerly, Global Head of
                                                                     Recruiting and Vice President of Goldman Sachs & Co. (June
                                                                     2006 to January 2008).

David R. Martin Vice President, Chief            Since 2007          Vice President, Chief Financial Officer and Treasurer of
Financial Officer and Treasurer Age: 55                              all the DFA Entities. Director, Vice President, Chief
                                                                     Financial Officer and Treasurer of Dimensional Fund
                                                                     Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                                     Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional
                                                                     Hong Kong Limited and Dimensional Fund Advisors Canada
                                                                     ULC. Chief Financial Officer, Treasurer, and Vice
                                                                     President of Dimensional SmartNest LLC, Dimensional
                                                                     SmartNest (US) LLC, Dimensional Cayman Commodity Fund I
                                                                     Ltd. and Dimensional Retirement Plan Services LLC.
                                                                     Director of Dimensional Funds PLC and Dimensional Funds II
                                                                     PLC. Statutory Auditor of Dimensional Japan Ltd.

Catherine L. Newell Vice President and      Vice President since     Vice President and Secretary of all the DFA Entities and
Secretary Age: 48                            1997 and Secretary      Dimensional Retirement Plan Services LLC (since June
                                                 since 2000          2012). Director, Vice President and Secretary of DFA
                                                                     Australia Limited and Dimensional Fund Advisors Ltd.
                                                                     (since February 2002, April 1997 and May 2002,
                                                                     respectively). Vice President and Secretary of Dimensional
                                                                     Fund Advisors Canada ULC (since June 2003), Dimensional
                                                                     SmartNest LLC, Dimensional SmartNest (US) LLC, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan Ltd.
                                                                     (since February 2012), Dimensional Advisors Ltd. (since
                                                                     March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                                     June 2012) and Dimensional Hong Kong Limited (since August
                                                                     2012). Director, Dimensional Funds PLC and Dimensional
                                                                     Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                                     Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                                     Kong Limited (since August 2012 and July 2012).

Christian A. Newton Vice President Age: 37       Since 2009          Vice President of all DFA Entities. Web Services Manager
                                                                     for Dimensional (since January 2008). Formerly, Design
                                                                     Manager of Dimensional (2005-2008).

Pamela B. Noble Vice President Age: 48           Since 2011          Vice President of all the DFA Entities. Portfolio Manager
                                                                     for Dimensional (2008-2010). Formerly, Vice President and
                                                                     Portfolio Manager at USAA Investment Management Company
                                                                     (2001- 2006).

Carolyn L. O Vice President Age: 38              Since 2010          Vice President of all the DFA Entities and Dimensional
                                                                     Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
                                                                     (since 2011). Counsel for Dimensional (2007-2011).
                                                                     Formerly, Associate at K&L Gates LLP (January
                                                                     2004-September 2007).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------

                                            Term of Office\\1\\ and
                                            Length of Service               Principal Occupation(s) During Past 5 Years
                                            -------------------      ----------------------------------------------------------
Gerard K. O'Reilly Vice President Age: 35       Since 2007           Vice President of all the DFA Entities. Formerly, Research
                                                                     Associate of Dimensional (2004 to 2006).

Daniel C. Ong Vice President Age: 38            Since 2009           Vice President of all the DFA Entities. Portfolio Manager
                                                                     for Dimensional (since July 2005).

Kyle K. Ozaki Vice President Age: 34            Since 2010           Vice President of all the DFA Entities. Senior Compliance
                                                                     Officer for Dimensional (since January 2008). Formerly,
                                                                     Compliance Officer (February 2006-December 2007) and
                                                                     Compliance Analyst (August 2004-January 2006) for
                                                                     Dimensional.

David A. Plecha Vice President Age: 51          Since 1993           Vice President of all the DFA Entities, DFA Australia
                                                                     Limited, Dimensional Fund Advisors Ltd. and Dimensional
                                                                     Fund Advisors Canada ULC.

Allen Pu Vice President Age: 41                 Since 2011           Vice President of all the DFA Entities. Portfolio Manager
                                                                     for Dimensional (July 2006-2010).

Theodore W. Randall Vice President Age:         Since 2008           Vice President of all the DFA Entities. Formerly, Research
39                                                                   Associate of Dimensional (2006-2008). Systems Developer of
                                                                     Dimensional (2001-2006).

Savina B. Rizova Vice President Age: 31         Since 2012           Vice President of all the DFA Entities. Formerly, Research
                                                                     Associate for Dimensional Fund Advisors LP (June
                                                                     2011-January 2012); Research Assistant for Dimensional
                                                                     Fund Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez Vice President Age: 41      Since 2005           Vice President of all the DFA Entities.

Julie A. Saft Vice President Age: 53            Since 2010           Vice President of all the DFA Entities. Client Systems
                                                                     Manager for Dimensional (since July 2008). Formerly,
                                                                     Senior Manager at Vanguard (November 1997-July 2008).

David E. Schneider Vice President Age: 66       Since 2001           Vice President of all the DFA Entities and Dimensional
                                                                     Fund Advisors Canada ULC.

Walid A. Shinnawi Vice President Age: 50        Since 2010           Vice President of all the DFA Entities. Formerly, Regional
                                                                     Director for Dimensional (March 2006-January 2010).

Bruce A. Simmons Vice President Age: 47         Since 2009           Vice President of all the DFA Entities. Investment
                                                                     Operations Manager for Dimensional (since May 2007).
                                                                     Formerly, Vice President Client and Fund Reporting at
                                                                     Mellon Financial (September 2005-May 2007).

Edward R. Simpson Vice President Age: 44        Since 2007           Vice President of all the DFA Entities. Regional Director
                                                                     of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 37           Since 2007           Vice President of all the DFA Entities. Formerly, Regional
                                                                     Director of Dimensional (December 1999 to January 2007).

Andrew D. Smith Vice President Age: 44          Since 2011           Vice President of all the DFA Entities. Project Manager
                                                                     for Dimensional (2007-2010). Formerly, Business Analyst
                                                                     Manager, National Instruments (2003-2007).

Grady M. Smith Vice President Age: 56           Since 2004           Vice President of all the DFA Entities and Dimensional
                                                                     Fund Advisors Canada ULC.

Carl G. Snyder Vice President Age: 49           Since 2000           Vice President of all the DFA Entities.

Lawrence R. Spieth Vice President Age: 64       Since 2004           Vice President of all the DFA Entities.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited) - Continued
October 31, 2012

--------------------------------------------------------------------------------


                                           Term of Office\\1\\ and
                                           Length of Service               Principal Occupation(s) During Past 5 Years
                                           -------------------      ----------------------------------------------------------

Bradley G. Steiman Vice President Age: 39      Since 2004           Vice President of all the DFA Entities and Director and
                                                                    Vice President of Dimensional Fund Advisors Canada ULC.

John H. Totten Vice President Age: 34          Since 2012           Vice President of all the DFA Entities. Formerly, Regional
                                                                    Director for Dimensional Fund Advisors LP (January
                                                                    2008-January 2012).

Robert C. Trotter Vice President Age: 54       Since 2009           Vice President of all the DFA Entities. Senior Manager,
                                                                    Technology for Dimensional (since March 2007). Formerly,
                                                                    Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland Vice President Age: 46         Since 1997           Vice President of all the DFA Entities, DFA Australia
                                                                    Limited, Dimensional Fund Advisors Ltd., and Dimensional
                                                                    Fund Advisors Canada ULC.

Brian J. Walsh Vice President Age: 42          Since 2009           Vice President of all the DFA Entities. Portfolio Manager
                                                                    for Dimensional (since 2004).

Weston J. Wellington Vice President Age:       Since 1997           Vice President of all the DFA Entities.
61

Ryan J. Wiley Vice President Age: 36           Since 2007           Vice President of all the DFA Entities. Senior Trader of
                                                                    Dimensional (since 2007).

Paul E. Wise Vice President Age: 57            Since 2005           Vice President of all the DFA Entities. Chief Technology
                                                                    Officer for Dimensional (since 2004).

Faith A. Yando Vice President Age: 50          Since 2011           Vice President of all the DFA Entities. Formerly, Senior
                                                                    Vice President, Global Public Relations at Natixis Global
                                                                    Asset Management (2008-2011); Senior Vice President, Media
                                                                    Relations at Bank of America (2007-2008).

Joseph L. Young Vice President Age: 33         Since 2011           Vice President of all the DFA Entities. Formerly, Regional
                                                                    Director for Dimensional (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                                                                         [LOGO]

ANNUAL REPORT
period ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.
Dimensional Retirement Equity Fund II
Dimensional Retirement Fixed Income Fund II
Dimensional Retirement Fixed Income Fund III

THE DFA INVESTMENT TRUST COMPANY

Dimensional Retirement Equity Fund I

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

-s - David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   3
     Disclosure of Fund Expenses........................................   5
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments
         Dimensional Retirement Equity Fund II..........................   8
         Dimensional Retirement Fixed Income Fund II....................   9
         Dimensional Retirement Fixed Income Fund III...................  10
     Statements of Assets and Liabilities...............................  11
     Statements of Operations...........................................  12
     Statements of Changes in Net Assets................................  13
     Financial Highlights...............................................  14
     Notes to Financial Statements......................................  15
     Report of Independent Registered Public Accounting Firm............  22
  THE DFA INVESTMENT TRUST COMPANY-DIMENSIONAL RETIREMENT EQUITY FUND I
     Performance Chart..................................................  23
     Management's Discussion and Analysis...............................  24
     Disclosure of Fund Expenses........................................  25
     Disclosure of Portfolio Holdings...................................  27
     Schedule of Investments............................................  28
     Statement of Assets and Liabilities................................  29
     Statement of Operations............................................  30
     Statement of Changes in Net Assets.................................  31
     Financial Highlights...............................................  32
     Notes to Financial Statements......................................  33
     Report of Independent Registered Public Accounting Firm............  39
  FUND MANAGEMENT.......................................................  40
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  50
  NOTICE TO SHAREHOLDERS................................................  51

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Footnotes

+   See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS

(A) Computed using average shares outstanding.
(B) Annualized.
(C) Non-Annualized.
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.
(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--  Amounts designated as -- are either zero or rounded to zero.
SEC Securities and Exchange Commission
(a) Commencement of Operations.
(b) Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DIMENSIONAL RETIREMENT EQUITY FUND II VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2012

[CHART]

                                                                MSCI ALL COUNTRY
                                         DIMENSIONAL RETIREMENT   WORLD INDEX
END DATE                                     EQUITY FUND II        (NET DIV)
---------------------------------------  ---------------------- ----------------
3/7/2012                                        10000.00            10000.00
3/31/2012                                       10170.00            10286.34
4/30/2012                                       10050.00            10168.74
5/31/2012                                        9400.00             9257.01
6/30/2012                                        9822.30             9714.22
7/31/2012                                        9912.97             9847.19
8/31/2012                                       10174.89            10061.33
9/30/2012                                       10465.33            10378.24
10/31/2012                                      10354.10            10309.02

                                FROM 03/07/2012
                                ---------------
                                    3.54%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DIMENSIONAL RETIREMENT FIXED INCOME FUND II VS.
BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS) INDEX (SERIES-L) MAY 16, 2012-OCTOBER 31, 2012

[CHART]

                                                          BARCLAYS U.S. TREASURY
                                                           INFLATION PROTECTED
                                   DIMENSIONAL RETIREMENT   SECURITIES (TIPS)
END DATE                            FIXED INCOME FUND II     INDEX (SERIES-L)
---------------------------------  ---------------------- ----------------------
5/16/2012                                 10000.00               10000.00
5/31/2012                                 10070.00               10117.20
6/30/2012                                 10014.58               10060.85
7/31/2012                                 10166.16               10251.52
8/31/2012                                 10145.95               10222.07
9/30/2012                                 10216.69               10274.19
10/31/2012                                10287.43               10363.16

                                FROM 05/16/2012
                                ---------------
                                    2.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

DIMENSIONAL RETIREMENT FIXED INCOME FUND III VS.
CITIGROUP US INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
MARCH 7, 2012-OCTOBER 31, 2012

[CHART]

                                                         CITIGROUP US INFLATION-
                                  DIMENSIONAL RETIREMENT    LINKED SECURITIES
END DATE                             FIXED INCOME III       INDEX, 20+ YEARS
--------------------------------  ---------------------- -----------------------
3/7/2012                                 10000.00               10000.00
3/31/2012                                 9770.00                9821.41
4/30/2012                                10310.00               10266.09
5/31/2012                                10890.00               10921.48
6/30/2012                                10750.85               10847.15
7/31/2012                                11403.33               11424.12
8/31/2012                                11152.37               11175.22
9/30/2012                                11092.14               11147.83
10/31/2012                               11423.40               11431.81

                                FROM 03/07/2012
                                ---------------
                                    14.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 DIMENSIONAL RETIREMENT EQUITY FUND II          PERIOD ENDED OCTOBER 31, 2012

   The Dimensional Retirement Equity Fund II seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of the date of this report, the Fund's investments include the U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, and The Emerging Markets Series (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Fund's inception on March 7, 2012, through October 31, 2012, total returns were 3.54% for the Fund and 3.09% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Fund had greater exposure than the Index to U.S. stocks and less exposure to certain other countries, particularly Japan and Brazil which underperformed during the period. These country weight differences contributed to the Fund's relative outperformance. The Fund also had greater exposure than the Index to value stocks, which outperformed and benefited relative performance.

DIMENSIONAL RETIREMENT FIXED INCOME FUND II

   The Dimensional Retirement Fixed Income Fund II seeks to provide total return comprised of income and capital appreciation consistent with inflation protected instruments. The Advisor will generally purchase shares of the DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio, and the Dimensional Retirement Fixed Income Fund III (collectively, the "Underlying Funds"). The average maturity of the Fund, based on the market value-weighted average holdings of the Underlying Funds, was 9.03 years on October 31, 2012.

   From the Fund's inception on May 16, 2012, through October 31, 2012, total returns were 2.87% for the Fund and 3.62% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Fund's average allocation during the period was approximately 89% in the DFA Inflation-Protected Securities Portfolio, 8% in the DFA One-Year Fixed Income Portfolio, and 3% in the Dimensional Retirement Fixed Income Fund III.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2012

   U.S. and International fixed income markets continued to grapple with uncertainty in Europe and a lackluster U.S. recovery. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued its accommodative stance toward liquidity. Major central banks around the world maintained their accommodative stance as well. Term and credit risk were rewarded during the period as interest rates declined and credit spreads narrowed.

   The one-month Treasury bill yield finished the fiscal year at 0.09%, while the yield on 10-year U.S. Treasury notes declined to 1.69%. The U.S. yield curve remained upwardly sloped throughout the year.

                                                        10/31/12 10/31/11 CHANGE
                                                        -------- -------- ------
One-Month Treasury Bill (yield)........................   0.09%    0.01%   0.08%
Ten-Year U.S. Treasury Notes (yield)...................   1.69%    2.11%  -0.42%

--------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2012, total returns were 0.09% for three-month U.S. Treasury bills, 3.28% for five-year U.S. Treasury notes, and 10.90% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies the maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable-credit approach continued to take market-like credit risk, reflecting a wide credit-spread environment.

 DIMENSIONAL RETIREMENT FIXED INCOME            PERIOD ENDED OCTOBER 31, 2012
 FUND III

   The Dimensional Retirement Fixed Income Fund III seeks to provide total return comprised of income and capital appreciation consistent with long-term inflation protection from investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities greater than ten years. The average maturity was 29.06 years on October 31, 2012.

   From the Fund's inception on March 7, 2012, through October 31, 2012, total returns were 14.23% for the Fund and 14.32% for the Citigroup U.S. Inflation-Linked Securities Index, 20+ Years. The Fund benefited from a steep decline in real yields, particularly in the long-term portion of the curve.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/12  10/31/12    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
DIMENSIONAL RETIREMENT EQUITY FUND II**
Actual Fund Return................................. $1,000.00 $1,030.26    0.40%    $2.04
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.13    0.40%    $2.03

DIMENSIONAL RETIREMENT FIXED INCOME FUND II**, ***
Actual Fund Return................................. $1,000.00 $1,028.74    0.40%    $1.87
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/12  10/31/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Actual Fund Return........................... $1,000.00 $1,107.99    0.40%    $2.12
Hypothetical 5% Annual Return................ $1,000.00 $1,023.13    0.40%    $2.03

--------
* Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the period.
** The Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II are a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affliliated Investment Companies).
*** The Dimensional Retirement Fixed Income Fund II commenced operations on
    May 16, 2012. Expenses are equal to the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (169), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUND OF FUNDS

                                                 AFFILIATED INVESTMENT COMPANIES
                                                 -------------------------------
Dimensional Retirement Equity Fund II...........              100.0%
Dimensional Retirement Fixed Income Fund II.....              100.0%

FIXED INCOME PORTFOLIO

DIMENSIONAL RETIREMENT FIXED INCOME FUND III

Government.............................. 100.0%
                                         -----
Total................................... 100.0%

                     DIMENSIONAL RETIREMENT EQUITY FUND II

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                             SHARES  VALUE+
                                                             ------ --------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in U.S. Large Company Portfolio of
     Dimensional Investment Group Inc....................... 6,184  $ 68,952
   Investment in U.S. Core Equity 1 Portfolio of
     DFA Investment Dimensions Group Inc.................... 5,725    69,330
   Investment in Large Cap International Portfolio of
     DFA Investment Dimensions Group Inc.................... 1,567    28,723
   Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc.................... 1,055    10,656
   Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc....................   196     3,724
   Investment in The Emerging Markets Series of
     The DFA Investment Trust Company.......................           8,339
                                                                    --------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $174,312).....................................         189,724
                                                                    --------
   TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash
     Portfolio-Institutional Shares
     (Cost $265)............................................   265       265
                                                                    --------
      TOTAL INVESTMENTS-(100.0%) (Cost $174,577)............        $189,989
                                                                    ========

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                             ---------------------------------------
                                               LEVEL 1   LEVEL 2  LEVEL 3   TOTAL
                                             ----------  -------  -------  --------
Affiliated Investment Companies............. $  189,724    --       --     $189,724
Temporary Cash Investments..................        265    --       --          265
                                             ----------    --       --     --------
TOTAL....................................... $  189,989    --       --     $189,989
                                             ==========    ==       ==     ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                 SHARES VALUE+
                                                                 ------ ------
  AFFILIATED INVESTMENT COMPANIES -- (90.9%)
  Investment in DFA Inflation-Protected Securities Portfolio of
    DFA Investment Dimensions Group Inc.........................  409   $5,317
  Investment in DFA One-Year Fixed Income Portfolio of
    DFA Investment Dimensions Group Inc.........................   58      600
  Investment in Dimensional Retirement Fixed Income Fund III of
    DFA Investment Dimensions Group Inc.........................   20      228
                                                                        ------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $6,018)............................................         6,145
                                                                        ------
  TEMPORARY CASH INVESTMENTS -- (9.1%)
  BlackRock Liquidity Funds TempCash
    Portfolio-Institutional Shares
    (Cost $613).................................................  613      613
                                                                        ------
     TOTAL INVESTMENTS-(100.0%) (Cost $6,631)...................        $6,758
                                                                        ======

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                         LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                                         -------   -------   -------   --------
Affiliated Investment Companies......... $6,145      --        --      $  6,145
Temporary Cash Investments..............    613      --        --           613
                                         ------      --        --      --------
TOTAL................................... $6,758      --        --      $  6,758
                                         ======      ==        ==      ========

                See accompanying Notes to Financial Statements.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                   FACE
                                                                  AMOUNT  VALUE+
                                                                  ------ --------
                                                                  (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
U.S. Treasury Inflation Notes
   2.125%, 02/15/41..............................................  $ 77  $121,509
   0.750%, 02/15/42..............................................   320   363,233
                                                                         --------
TOTAL U.S. TREASURY OBLIGATIONS..................................         484,742
                                                                         --------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $447,660)...............................................        $484,742
                                                                         ========

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------
                                              LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                              -------  ----------  -------  --------
U.S. Treasury Obligations....................   --     $  484,742    --     $484,742
                                                --     ----------    --     --------
TOTAL........................................   --     $  484,742    --     $484,742
                                                ==     ==========    ==     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                       DIMENSIONAL          DIMENSIONAL             DIMENSIONAL
                                    RETIREMENT EQUITY RETIREMENT FIXED INCOME RETIREMENT FIXED INCOME
                                         FUND II              FUND II                FUND III
                                    ----------------- ----------------------- -----------------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value....   $        190         $          6                      --
Investments at Value...............             --                   --            $        485
Temporary Cash Investments at
  Value & Cost.....................             --                    1                      --
Cash...............................             --                   --                       3
Receivables:
   Dividends and Interest..........             --                   --                       1
   Fund Shares Sold................              1                   --                       1
   From Advisor....................              2                    1                       1
                                      ------------         ------------            ------------
       Total Assets................            193                    8                     491
                                      ------------         ------------            ------------
LIABILITIES:
Payables:
Accrued Expenses and Other
  Liabilities......................              2                    2                       2
                                      ------------         ------------            ------------
       Total Liabilities...........              2                    2                       2
                                      ------------         ------------            ------------
NET ASSETS.........................   $        191         $          6            $        489
                                      ============         ============            ============
SHARES OUTSTANDING, $0.01 PAR
  VALUE (1)........................         18,599                  607                  42,968
                                      ============         ============            ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......   $      10.24         $      10.18            $      11.38
                                      ============         ============            ============
Investments in Affiliated
  Investment Companies at Cost.....   $        174         $          6            $         --
                                      ------------         ------------            ------------
Investments at Cost................   $         --         $         --            $        448
                                      ------------         ------------            ------------
NET ASSETS CONSIST OF:
Paid-In Capital....................   $        175         $          6            $        450
Undistributed Net Investment
  Income (Distributions in Excess
  of Net Investment Income)........             --                   --                       2
Net Unrealized Appreciation
  (Depreciation)...................             16                   --                      37
                                      ------------         ------------            ------------
NET ASSETS.........................   $        191         $          6            $        489
                                      ============         ============            ============
(1) NUMBER OF SHARES AUTHORIZED....    100,000,000          100,000,000             100,000,000
                                      ============         ============            ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                                  DIMENSIONAL  DIMENSIONAL
                                                                                  DIMENSIONAL      RETIREMENT   RETIREMENT
                                                                                   RETIREMENT     FIXED INCOME FIXED INCOME
                                                                               EQUITY FUND II*(a) FUND II*(b)  FUND III(a)
                                                                               ------------------ ------------ ------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Companies:
   Income Distributions.......................................................        $  2              --           --
   Interest...................................................................          --              --           --
                                                                                      ----            ----         ----
       Total Investment Income................................................           2              --           --
                                                                                      ----            ----         ----
FUND INVESTMENT INCOME
   Interest...................................................................          --              --         $  5
                                                                                      ----            ----         ----
       Total Fund Investment Income...........................................          --              --            5
                                                                                      ----            ----         ----
FUND EXPENSES
   Investment Advisory Services Fees..........................................          --              --            1
   Accounting & Transfer Agent Fees...........................................           8            $  5           16
   Shareholders' Reports......................................................           4               3            8
   Audit Fees.................................................................           5               3           --
   Organizational & Offering Costs............................................          30              20           38
                                                                                      ----            ----         ----
       Total Expenses.........................................................          47              31           63
                                                                                      ----            ----         ----
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
     by Advisor (Note C)......................................................         (47)            (31)         (62)
                                                                                      ----            ----         ----
   Net Expenses...............................................................          --              --            1
                                                                                      ----            ----         ----
   Net Investment Income (Loss)...............................................           2              --            4
                                                                                      ----            ----         ----
REALIZED AND UNREALIZED GAIN (LOSS)
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares.................................          16              --           37
                                                                                      ----            ----         ----
   NET REALIZED AND UNREALIZED GAIN (LOSS)....................................          16              --           37
                                                                                      ----            ----         ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............        $ 18            $ --         $ 41
                                                                                      ====            ====         ====

--------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Fund's Master Fund (Affiliated Investment Company).
(a) The Fund commenced operations on March 7, 2012.
(b) The Fund commenced operations on May 16, 2012.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                 DIMENSIONAL      DIMENSIONAL
                                                                                DIMENSIONAL       RETIREMENT       RETIREMENT
                                                                                 RETIREMENT      FIXED INCOME     FIXED INCOME
                                                                               EQUITY FUND II      FUND II          FUND III
                                                                              ---------------- ---------------- ----------------
                                                                               FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                                              MARCH 7, 2012(a) MAY 16, 2012(a)  MARCH 7, 2012(a)
                                                                                     TO               TO               TO
                                                                              OCTOBER 31, 2012 OCTOBER 31, 2012 OCTOBER 31, 2012
                                                                              ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..............................................       $  2               --             $  4
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares................................         16               --               37
                                                                                    ----             ----             ----
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.......................................................         18               --               41
                                                                                    ----             ----             ----
Distributions From:
   Net Investment Income:
       Institutional Shares..................................................         (2)              --               (2)
                                                                                    ----             ----             ----
          Total Distributions................................................         (2)              --               (2)
                                                                                    ----             ----             ----
Capital Share Transactions (1):
   Shares Issued.............................................................        226             $ 37              513
   Shares Issued in Lieu of Cash Distributions...............................          2               --                2
   Shares Redeemed...........................................................        (53)             (31)             (65)
                                                                                    ----             ----             ----
          Net Increase (Decrease) from Capital Share Transactions............        175                6              450
                                                                                    ----             ----             ----
          Total Increase (Decrease) in Net Assets............................        191                6              489
NET ASSETS
   Beginning of Period.......................................................         --               --               --
                                                                                    ----             ----             ----
   End of Period.............................................................       $191             $  6             $489
                                                                                    ====             ====             ====
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................................................         24                4               49
   Shares Redeemed...........................................................         (5)              (3)              (6)
                                                                                    ----             ----             ----
          Net Increase (Decrease) from Shares Issued and Redeemed............         19                1               43
                                                                                    ====             ====             ====
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME).........................................................         --               --             $  2

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                     DIMENSIONAL           DIMENSIONAL
                                                               DIMENSIONAL            RETIREMENT            RETIREMENT
                                                                RETIREMENT           FIXED INCOME          FIXED INCOME
                                                              EQUITY FUND II           FUND II               FUND III
                                                             ----------------      ----------------      ----------------
                                                                  PERIOD                PERIOD                PERIOD
                                                             MARCH 7, 2012(a)      MAY 16, 2012(a)       MARCH 7, 2012(a)
                                                                    TO                    TO                    TO
                                                             OCTOBER 31, 2012      OCTOBER 31, 2012      OCTOBER 31, 2012
                                                             ----------------      ----------------      ----------------
Net Asset Value, Beginning of Period........................      $10.00               $ 10.00                $10.00
                                                                  ------               -------                ------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................        0.16                  0.23                  0.12
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.19                  0.06                  1.30
                                                                  ------               -------                ------
       Total from Investment Operations.....................        0.35                  0.29                  1.42
Less Distributions
   Net Investment Income....................................       (0.11)                (0.11)                (0.04)
                                                                  ------               -------                ------
       Total Distributions..................................       (0.11)                (0.11)                (0.04)
                                                                  ------               -------                ------
Net Asset Value, End of Period..............................      $10.24               $ 10.18                $11.38
                                                                  ======               =======                ======
Total Return................................................        3.54%(C)              2.87%(C)             14.23%(C)
                                                                  ------               -------                ------
Net Assets, End of Period (thousands).......................      $  191               $     6                $  489
Ratio of Expenses to Average Net Assets.....................        0.40%(B)(D)(E)        0.40%(B)(D)(E)        0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses and/or Recovery of Previously
  Waived Fees)..............................................       52.27%(B)(D)(E)      447.64%(B)(D)(E)       29.65%(B)(E)
Ratio of Net Investment Income to Average Net Assets........        2.40%(B)(E)           5.07%(B)(E)           1.68%(B)(E)
Portfolio Turnover Rate.....................................         N/A                   N/A                    11%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, three of which, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II and Dimensional Retirement Fixed Income Fund III (each a "Retirement Fund" and collectively, the "Retirement Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II achieve their investment objectives by primarily investing in other portfolios within IDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds"). The Portfolios also invest in short-term temporary cash investments.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FUND OF FUNDS                                MASTER FUNDS                                        AT 10/31/12
-------------                                --------------------------------------------------- -----------
Dimensional Retirement Equity Fund II        U.S. Large Company Portfolio (DIG)                      --
                                             U.S. Core Equity 1 Portfolio (IDG)                      --
                                             Large Cap International Portfolio (IDG)                 --
                                             International Core Equity Portfolio (IDG)               --
                                             Emerging Markets Core Equity Portfolio (IDG)            --
                                             The Emerging Markets Series (ITC)                       --

Dimensional Retirement Fixed Income Fund II  DFA Inflation-Protected Securities Portfolio (IDG)      --
                                             DFA One-Year Fixed Income Portfolio (IDG)               --
                                             Dimensional Retirement Fixed Income Fund III (IDG)      --

   Amounts designated as -- are less than 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Retirement Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Retirement Funds' own assumptions in determining the fair value of investments)

   Debt securities held by the Retirement Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board").

   Most Master Fund shares held by Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. Dimensional Retirement Equity Fund II's investment in The Emerging Markets Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Retirement Funds' investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Retirement Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Retirement Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Retirement Funds and the Master Funds. For the period ended October 31, 2012, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Retirement Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Retirement Funds, as described below. The Fee Waiver Agreement for the Retirement Funds will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   With respect to Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II, the Advisor has contractually agreed to waive up to the full amount of each Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II through their investment in the Master Funds (including each Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of each Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses do not exceed 0.40% of the average net assets of the class of the Portfolio on an annualized basis.

   With respect to Dimensional Retirement Fixed Income Fund III, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of each class of Dimensional Retirement Fixed Income Fund III to the extent necessary to limit the ordinary operating expenses (not including expenses incurred through an investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of Dimensional Retirement Fixed Income Fund III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of Dimensional Retirement Fixed Income Fund III on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Retirement Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

     Dimensional Retirement Equity Fund II............................ --
     Dimensional Retirement Fixed Income Fund II...................... --
     Dimensional Retirement Fixed Income Fund III..................... --

E. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2012, Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         DIMENSIONAL RETIREMENT EQUITY FUND II
                                              ------------------------------------------------------------
                                                                                             DISTRIBUTIONS
                                              BALANCE AT BALANCE AT                 DIVIDEND  OF REALIZED
                                              10/31/2011 10/31/2012 PURCHASES SALES  INCOME      GAINS
AFFILIATED INVESTMENT COMPANIES               ---------- ---------- --------- ----- -------- -------------
U.S. Large Company Portfolio.................     --        $69        $74     $10    $ 1         --
U.S. Core Equity 1 Portfolio.................     --         69         74      10      1         --
Large Cap International Portfolio............     --         29         31       5      1         --
International Core Equity Portfolio..........     --         11         11       2     --         --
Emerging Markets Core Equity Portfolio.......     --          4          4       1     --         --
The Emerging Markets Series..................     --          8          9       1     --         --

                                                           DIMENSIONAL RETIREMENT FIXED INCOME FUND II
                                                   ------------------------------------------------------------
                                                                                                  DISTRIBUTIONS
                                                   BALANCE AT BALANCE AT                 DIVIDEND  OF REALIZED
                                                   10/31/2011 10/31/2012 PURCHASES SALES  INCOME      GAINS
AFFILIATED INVESTMENT COMPANIES                    ---------- ---------- --------- ----- -------- -------------
DFA Inflation-Protected Securities Portfolio......     --        $ 5        $33     $28     --         --
DFA One-Year Fixed Income Portfolio...............     --          1          3       2     --         --
Dimensional Retirement Fixed Income Fund III......     --         --          1       1     --         --

   For the period ended October 31, 2012, Dimensional Retirement Fixed Income Fund III made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                                  U.S. GOVERNMENT OTHER INVESTMENT
                                                                    SECURITIES      SECURITIES
                                                                  --------------- ---------------
                                                                  PURCHASES SALES PURCHASES  SALES
                                                                  --------- ----- ---------  -----
Dimensional Retirement Fixed Income Fund III.....................   $483     $38     --       --

F. FEDERAL INCOME TAXES:

   Each Retirement Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which my differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
Dimensional Retirement Equity Fund II..................       --              --             --
Dimensional Retirement Fixed Income Fund II............       --              --             --
Dimensional Retirement Fixed Income Fund III...........       --              --             --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2012 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS TOTAL
                                              -------------- ------------- -----
Dimensional Retirement Equity Fund II
2012.........................................      $ 2            --        $ 2
Dimensional Retirement Fixed Income Fund II
2012.........................................       --            --         --
Dimensional Retirement Fixed Income Fund III
2012.........................................        2            --          2

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                        UNDISTRIBUTED
                                                             NET                                   TOTAL NET
                                                         INVESTMENT                              DISTRIBUTABLE
                                                         INCOME AND   UNDISTRIBUTED                EARNINGS
                                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS (ACCUMULATED
                                                        CAPITAL GAINS CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                        ------------- ------------- ------------ -------------
Dimensional Retirement Equity Fund II..................       --           --            --            --
Dimensional Retirement Fixed Income Fund II............       --           --            --            --
Dimensional Retirement Fixed Income Fund III...........      $ 2           --            --           $ 2

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Retirement Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2012, Dimensional Retirement Fixed Income Fund III had capital loss carryforwards available to offset future realized capital gains (amounts in thousands):

                                                                  UNLIMITED TOTAL
                                                                  --------- -----
Dimensional Retirement Fixed Income Fund III.....................    --      --

   During the year ended October 31, 2012, the Retirement Funds did not utilize capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                  NET
                                                                                               UNREALIZED
                                                        FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                        TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                        -------- ------------ -------------- --------------
Dimensional Retirement Equity Fund II..................   $175       $15            --            $15
Dimensional Retirement Fixed Income Fund II............      6        --            --             --
Dimensional Retirement Fixed Income Fund III...........    448        40           $(3)            37

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Retirement Funds' tax position and has concluded that no additional provisions for income tax are required in the Retirement Funds' financial statements. The Retirement Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Retirement Funds under this line of credit during the period ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Retirement Funds under this line of credit during the period ended October 31, 2012.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. OTHER:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Retirement Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 Dimensional Retirement Equity Fund II.............      2             99%
 Dimensional Retirement Fixed Income Fund II.......      2            100%
 Dimensional Retirement Fixed Income Fund III......      1             91%

   The Retirement Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Retirement Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II, and Dimensional Retirement Fixed Income Fund III (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods March 7, 2012, May 16, 2012, and March 7, 2012 (commencement of operations), respectively, through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

DIMENSIONAL RETIREMENT EQUITY FUND I VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
AUGUST 21, 2012-OCTOBER 31, 2012

[CHART]

                                                                MSCI ALL COUNTRY
                                         DIMENSIONAL RETIREMENT   WORLD INDEX
END DATE                                     EQUITY FUND I         (NET DIV)
---------------------------------------  ---------------------- ----------------
8/21/2012                                       10000.00            10000.00
8/31/2012                                        9890.00             9873.34
9/30/2012                                       10220.00            10184.32
10/31/2012                                      10170.00            10116.39

                                FROM 08/21/2012
                                ---------------
                                    1.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 DIMENSIONAL RETIREMENT EQUITY FUND I           PERIOD ENDED OCTOBER 31, 2012

   The Dimensional Retirement Equity Fund I seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of the date of this report, the funds invested in by the Fund include U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Fund's inception on August 21, 2012, through October 31, 2012, total returns were 1.70% for the Fund and 1.16% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Fund had greater exposure than the Index to small cap stocks and value stocks, which outperformed over the period and contributed to the Fund's relative outperformance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                        SIX MONTHS ENDED OCTOBER 31, 2012
 EXPENSE TABLE

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/12  10/31/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSTIONAL RETIREMENT EQUITY FUND I**
Actual Fund Return...................... $1,000.00 $1,017.00    0.60%    $1.19
Hypothetical 5% Annual Return........... $1,000.00 $1,022.12    0.60%    $3.05

--------
* The Dimensional Retirement Equity Fund I commenced operations on August 21, 2012. Expenses are equal to the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (72), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2012 to allow for comparability.

DISCLOSURE OF FUND EXPENSES
CONTINUED

** The Dimensional Retirement Equity Fund I is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affliliated Investment Companies).

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
Dimensional Retirement Equity Fund I..............              100.0%

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                            SHARES   VALUE+
                                                            ------ ----------
  AFFILIATED INVESTMENT COMPANIES -- (100.0%)
  Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc....................... 72,650 $  810,048
  Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc.................... 67,233    814,192
  Investment in Large Cap International Portfolio of
    DFA Investment Dimensions Group Inc.................... 55,674  1,020,504
  Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.................... 37,459    378,336
  Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc....................  6,985    132,715
  Investment in The Emerging Markets Series of
    The DFA Investment Trust Company.......................           295,974
                                                                   ----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $3,401,905)...................................         3,451,769
                                                                   ----------
  TEMPORARY CASH INVESTMENTS -- (0.0%)
  BlackRock Liquidity Funds TempCash
    Portfolio--Institutional Shares
    (Cost $1,514)..........................................  1,514      1,514
                                                                   ----------
     TOTAL INVESTMENTS--(100.0%) (Cost $3,403,419).........        $3,453,283
                                                                   ==========

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                        -----------------------------------------
                                         LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                                        ---------- --------- --------- ----------
Affiliated Investment Companies........ $3,451,769    --        --     $3,451,769
Temporary Cash Investments.............      1,514    --        --          1,514
                                        ----------    --        --     ----------
TOTAL.................................. $3,453,283    --        --     $3,453,283
                                        ==========    ==        ==     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments in Affiliated Investment Companies at Value.................... $  3,452
Temporary Cash Investments at Value & Cost.................................        2
Receivables:
   Fund Shares Sold........................................................       23
   From Advisor............................................................        2
                                                                            --------
       Total Assets........................................................    3,479
                                                                            --------
LIABILITIES:
Payables:
   Fund Shares Redeemed....................................................       77
Accrued Expenses and Other Liabilities.....................................        2
                                                                            --------
       Total Liabilities...................................................       79
                                                                            --------
NET ASSETS................................................................. $  3,400
                                                                            ========
SHARES OUTSTANDING, $0.01 PAR VALUE........................................  334,352
                                                                            ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................... $  10.17
                                                                            ========
Investments in Affiliated Investment Companies at Cost..................... $  3,402
                                                                            --------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $  3,341
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income).......................................................       14
Accumulated Net Realized Gain (Loss).......................................       (5)
Net Unrealized Appreciation (Depreciation).................................       50
                                                                            --------
NET ASSETS................................................................. $  3,400
                                                                            ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                            STATEMENT OF OPERATIONS

             FOR THE PERIOD AUGUST 21, 2012(a) TO OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Companies:
   Dividends............................................................... $ 1
   Income Distributions....................................................  15
                                                                            ---
       Total Investment Income.............................................  16
                                                                            ---
EXPENSES
   Investment Advisory Services Fees.......................................   3
   Accounting & Transfer Agent Fees........................................   2
   Shareholders' Reports...................................................   1
   Audit Fees..............................................................   3
                                                                            ---
       Total Expenses......................................................   9
                                                                            ---
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C).........................................  (7)
                                                                            ---
   Net Expenses............................................................   2
                                                                            ---
   NET INVESTMENT INCOME (LOSS)............................................  14
                                                                            ---
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Affiliated Investment Companies Shares..............................  (5)
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares..............................  50
                                                                            ---
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................  45
                                                                            ---
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............ $59
                                                                            ===

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

(a) The Fund commenced operations on August 21, 2012.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                      STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            FOR THE PERIOD
                                                                          AUGUST 21, 2012(a)
                                                                                  TO
                                                                             OCTOBER 31,
                                                                                 2012
                                                                          ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..........................................       $   14
   Net Realized Gain (Loss) on:
       Affiliated Investment Companies Shares............................           (5)
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares............................           50
                                                                                ------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................           59
                                                                                ------
Capital Share Transactions:
   Shares Issued.........................................................        3,665
   Shares Redeemed.......................................................         (324)
                                                                                ------
          Net Increase (Decrease) from Capital Share Transactions........        3,341
                                                                                ------
          Total Increase (Decrease) in Net Assets........................        3,400
NET ASSETS
   Beginning of Period...................................................           --
                                                                                ------
   End of Period.........................................................       $3,400
                                                                                ======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................          366
   Shares Redeemed.......................................................          (32)
                                                                                ------
          Net Increase (Decrease) from Shares Issued and Redeemed........          334
                                                                                ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME).................................................       $   14

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                             FINANCIAL HIGHLIGHTS

                                                                        PERIOD
                                                                  AUGUST 21, 2012(a)
                                                                          TO
                                                                   OCTOBER 31, 2012
                                                                  ------------------
Net Asset Value, Beginning of Period.............................       $10.00
                                                                        ------
Income from Investment Operations
   Net Investment Income (Loss)(A)...............................         0.04
   Net Gains (Losses) on Securities (Realized and Unrealized)....         0.13
                                                                        ------
       Total from Investment Operations..........................         0.17
                                                                        ------
Net Asset Value, End of Period...................................       $10.17
                                                                        ======
Total Return.....................................................         1.70%(C)
                                                                        ------
Net Assets, End of Period (thousands)............................       $3,400
Ratio of Expenses to Average Net Assets..........................         0.60%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)..........................................................         1.56%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets.............         2.01%(B)(E)
Portfolio Turnover Rate..........................................          N/A

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve operational portfolios, one of which, Dimensional Retirement Equity Fund I (the "Fund"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Fund achieves its investment objective by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG"), Dimensional Investment Group Inc. ("DIG") and ITC (collectively, the "Master Funds"). The Fund also invests in short-term temporary cash investments.

                                                    PERCENTAGE OF OWNERSHIP
                                                      AT OCTOBER 31, 2012
                                              ------------------------------------
MASTER FUNDS                                  DIMENSIONAL RETIREMENT EQUITY FUND I
------------                                  ------------------------------------
U.S. Large Company Portfolio (DIG)                             --
U.S. Core Equity 1 Portfolio (IDG)                             --
Large Cap International Portfolio (IDG)                        --
International Core Equity Portfolio (IDG)                      --
Emerging Markets Core Equity Portfolio (IDG)                   --
The Emerging Markets Series (ITC)                              --

   Amounts designated as -- are less than 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Most Master Fund shares held by the Fund are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Fund's investment in The Emerging Markets Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, there was no total liability for deferred compensation to Trustees.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the

Fund are directly charged. Common expenses of the Trust are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the period ended October 31, 2012, advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.45% of average daily net assets of the Fund.

   With respect to the Fund, pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive up to the full amount of the management fee of 0.45% to the extent necessary to offset the proportionate share of the management fees paid by the Fund through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of the Fund to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Fund Expenses") so that such Fund Expenses do not exceed 0.60% of the average net assets of the Fund on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Fund will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the period ended October 31, 2012, the total related amounts paid to the CCO by the Trust were $82 (in thousands). The total related amount paid by the Fund is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2012, the Fund made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                          DIMENSIONAL RETIREMENT EQUITY FUND I
                                         ----------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                 DISTRIBUTIONS OF
                                         10/31/2011 10/31/2012 PURCHASES SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES          ---------- ---------- --------- ----- --------------- ----------------
U.S. Large Company Portfolio............     --       $  810    $  868    $57        $ 4              --
U.S. Core Equity 1 Portfolio............     --          814       867     58          4              --
Large Cap International Portfolio.......     --        1,021     1,072     73          4              --
International Core Equity Portfolio.....     --          378       396     28          2              --
Emerging Markets Core Equity
Portfolio...............................     --          133       140     10          1              --
The Emerging Markets Series.............     --          296       309     22         --              --

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which my differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                   INCREASE                  INCREASE
                                  (DECREASE)                (DECREASE)
         INCREASE               UNDISTRIBUTED              ACCUMULATED
        (DECREASE)              NET INVESTMENT             NET REALIZED
     PAID-IN-CAPITAL                INCOME                GAINS (LOSSES)
 ------------------------  ------------------------  ------------------------
            --                        --                        --

   The Fund commenced operations on August 21, 2012 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

      UNDISTRIBUTED                                         TOTAL NET
      NET INVESTMENT                                      DISTRIBUTABLE
        INCOME AND                                           EARNINGS
        SHORT-TERM               CAPITAL LOSS              (ACCUMULATED
      CAPITAL GAINS              CARRYFORWARD                LOSSES)
 ------------------------  ------------------------  ------------------------
           $13                       $(4)                       $9

   For federal income tax purposes, the Trust measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                          UNLIMITED TOTAL
                                                          --------- -----
       Dimensional Retirement Equity Fund I..............    $4      $4

   During the year ended October 31, 2012, the Fund did not utilize capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
        FEDERAL                  UNREALIZED                UNREALIZED               APPRECIATION
        TAX COST                APPRECIATION             (DEPRECIATION)            (DEPRECIATION)
------------------------  ------------------------  ------------------------  ------------------------
         $3,404                     $35                       $15                       $50

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the period ended October 31, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

        WEIGHTED                  WEIGHTED                 NUMBER OF                  INTEREST               MAXIMUM AMOUNT
        AVERAGE                   AVERAGE                     DAYS                    EXPENSE               BORROWED DURING
     INTEREST RATE              LOAN BALANCE              OUTSTANDING*                INCURRED                 THE PERIOD
------------------------  ------------------------  ------------------------  ------------------------  ------------------------
         0.90%                      $241                       1                         --                       $241

   *Number of Days Outstanding represents the total of a single or consecutive days during the year ended October 31, 2012 that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. OTHER

   At October 31, 2012, one shareholder held 100% of the outstanding shares of the Fund. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DIMENSIONAL RETIREMENT EQUITY FUND I AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Equity Fund I (the "Portfolio") at October 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period
August 21, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and the transfer agent of the investee funds, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------- -------------------    ---------------------  ---------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould Director of     Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service
DFAIDG and DIG.                                     investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn                                                           trading exchange) (since 2004). Formerly, Director
Avenue                                                                     of UNext, Inc. (1999-2006). Trustee, Harbor Fund
Chicago, IL 60637                                                          (registered investment company) (30 Portfolios)
Age: 73                                                                    (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutal Insurance Company (1997-
                                                                           2010).

Roger G. Ibbotson             Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of                                                             fund manager) (since 2001). Consultant to
Management P.O. Box                                                        Morningstar, Inc. (since 2006). Formerly,
208200 New Haven, CT                                                       Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200                                                                 (software data publishing and consulting) (1977-
Age: 68                                                                    2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------- -------------------    ---------------------  ----------------------------------------------------
Edward P. Lazear Director     Since 2010            100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
of DFAIDG and DIG.                                  investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management and
Stanford University                                                        Economics, Graduate School of Business, Stanford
Graduate School of                                                         University (since 1995). Cornerstone Research
Business 518 Memorial                                                      (expert testimony and economic and financial
Way Stanford, CA 94305-5015                                                analysis) (since 2009). Formerly, Chairman of the
Age: 64                                                                    President George W. Bush's Council of Economic
                                                                           Advisers (2006-2009). Formerly, Council of
                                                                           Economic Advisors, State of California (2005-
                                                                           2006). Formerly, Commissioner, White House
                                                                           Panel on Tax Reform (2005).

Myron S. Scholes Director     Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
of DFAIDG and DIG.                                  investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP 6300 Bee                                                      Partners) (1999-2009). Formerly, Managing
Cave Road Building 1                                                       Partner, Oak Hill Capital Management (private
Austin, TX 78746                                                           equity firm) (until 2004). Director, American
Age: 70                                                                    Century Fund Complex (registered investment
                                                                           companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).

Abbie J. Smith Director of    Since 2000            100 portfolios in 4    Boris and Irene Stern Distinguished Service
DFAIDG and DIG.                                     investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn                                                           Director, HNI Corporation (formerly known as
Avenue Chicago, IL 60637                                                   HON Industries Inc.) (office furniture) (since
Age: 58                                                                    2000). Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management) (since
                                                                           2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52
                                                                           portfolios) (since 2009).

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------- -------------------    ---------------------  --------------------------------------------------
                                             INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President, and Co-
Chairman, Director,                                  investment companies   Chief Executive Officer (since January 2010) of
Co-Chief Executive                                                          Dimensional Holdings Inc., Dimensional Fund
Officer and                                                                 Advisors LP, DFA Securities LLC, Dimensional
President of DFAIDG                                                         Emerging Markets Value Fund, DFAIDG,
and DIG. Chairman,                                                          Dimensional Investment Group Inc. and The DFA
Trustee, Co-Chief                                                           Investment Trust Company. Director of
Executive Officer and                                                       Dimensional Fund Advisors Ltd., Dimensional
President of DFAITC and DEM.                                                Funds PLC, Dimensional Funds II PLC, DFA
6300 Bee Cave Road,                                                         Australia Limited, Dimensional Cayman
Building One                                                                Commodity Fund I Ltd., Dimensional Japan Ltd.
Austin, Texas 78746                                                         and Dimensional Advisors Ltd. Chairman,
Age: 65                                                                     Director and Co-Chief Executive Officer of
                                                                            Dimensional Fund Advisors Canada ULC.
                                                                            President, Dimensional SmartNest (US) LLC.
                                                                            Limited Partner, Oak Hill Partners (since 2001)
                                                                            and VSC Investors, LLC (since 2007). Trustee,
                                                                            The University of Chicago. Trustee, University of
                                                                            Kansas Endowment Association. Formerly, Chief
                                                                            Executive Officer (until 2010) and Chief
                                                                            Investment Officer (2003-2007) of Dimensional
                                                                            Fund Advisors LP, DFA Securities LLC,
                                                                            Dimensional Emerging Markets Value Fund,
                                                                            DFAIDG, Dimensional Investment Group Inc.,
                                                                            The DFA Investment Trust Company and
                                                                            Dimensional Holdings Inc. Formerly, Chief
                                                                            Investment Officer of Dimensional Fund Advisors
                                                                            Ltd. Formerly, President and Chief Investment
                                                                            Officer of DFA Australia Limited. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company).

Eduardo A. Repetto             Since 2009            100 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                   investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                       Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                                 Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                             LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                           DFAIDG, Dimensional Investment Group Inc.,
Executive Officer and                                                       The DFA Investment Trust Company and
Chief Investment Officer of                                                 Dimensional Cayman Commodity Fund I Ltd. Co-
DFAITC and DEM.                                                             Chief Executive Officer, President and Chief
6300 Bee Cave Road,                                                         Investment Officer of Dimensional Fund Advisors
Building One                                                                Canada ULC. Chief Investment Officer, Vice
Austin, TX 78746                                                            President and Director of DFA Australia Limited.
Age: 45                                                                     Director of Dimensional Fund Advisors Ltd.,
                                                                            Dimensional Funds PLC, Dimensional Funds II
                                                                            PLC, Dimensional Japan Ltd. and Dimensional
                                                                            Advisors Ltd. Co-Chief Executive Officer of
                                                                            Dimensional Retirement Plan Services LLC.
                                                                            Formerly, Vice President of Dimensional Holdings
                                                                            Inc., Dimensional Fund Advisors LP, DFA
                                                                            Securities LLC, Dimensional Emerging Markets
                                                                            Value Fund, DFAIDG, Dimensional Investment
                                                                            Group Inc., The DFA Investment Trust Company
                                                                            and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND     AND LENGTH OF
            AND AGE                  SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------- ----------------   --------------------------------------------------------------------
                                                      OFFICERS
------------------------------------------------------------------------------------------------------------------------
April A. Aandal                    Since 2008       Vice President of all the DFA Entities. Vice President Global
Vice President, Global Business                     Business Development of all the DFA Entities. Formerly, Chief
Development                                         Learning Officer of Dimensional (2008-2011); Regional Director of
Age: 49                                             Dimensional (2004-2008).

Robyn G. Alcorta                   Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                      Business Development at Capson Physicians Insurance Company
Age: 37                                             (2010-2012); Vice President at Charles Schwab (2007-2010).

Darryl D. Avery                    Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                   Since 1993       Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                      Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (2010-January 2011); Chief Market Strategist at
Age: 43                                             Commonwealth Financial (2007-2010); Director of Research at
                                                    Commonwealth Financial (2000-2007).

Scott A. Bosworth                  Since 2007       Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                   Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                        Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                           Cayman Commodity Fund I Ltd., Dimensional Retirement Plan
Age: 45                                             Services LLC, Dimensional Fund Advisors Pte. Ltd., Dimensional
                                                    Hong Kong Limited. Director, Vice President and Assistant Secretary
                                                    of Dimensional Fund Advisors Canada ULC.

David P. Butler                    Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                      Services of Dimensional (since 2008). Formerly, Regional Director
Age: 48                                             of Dimensional (January 1995 to January 2005).

Douglas M. Byrkit                  Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional Fund Advisors LP (December 2010-January 2012);
Age: 41                                             Regional Director at Russell Investments (April 2006-December
                                                    2010).

James G. Charles                   Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (2008-2010); Vice President, Client Portfolio
Age: 56                                             Manager at American Century Investments (2001-2008).

Joseph H. Chi                      Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
Age: 46                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                    Manager for Dimensional (October 2005-January 2012).

Stephen A. Clark                   Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC. Head of Institutional,
Age: 40                                             North America (since March 2012). Formerly, Head of Portfolio
                                                    Management of Dimensional (January 2006-March 2012).

Jeffrey D. Cornell                 Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional Fund Advisors LP (August 2002-January 2012).
Age: 36

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ----------------   --------------------------------------------------------------------
Robert P. Cornell               Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                   Financial Services Group of Dimensional (since August 1993).
Age: 63

George H. Crane                 Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                   President and Managing Director at State Street Bank & Trust
Age: 57                                          Company (2007-2008); Managing Director, Head of Investment
                                                 Administration and Operations at State Street Research &
                                                 Management Company (2002-2005).

Christopher S. Crossan          Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Chief Compliance Officer                         Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
Age: 46                                          Dimensional Retirement Plan Services LLC. Chief Compliance
                                                 Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis                  Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                 Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                   Dimensional (since August 2008). Formerly, Research Assistant for
Age: 40                                          Dimensional (April 2006-August 2008).

Robert W. Dintzner              Since 2001       Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                         Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice              Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                     DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                        Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 47                                          Dimensional Fund Advisors Ltd.

Gretchen A. Flicker             Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                  Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
Age: 38                                          Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (since September 2004).

Jeremy P. Freeman               Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                   for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 41                                          Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour                Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                   Dimensional.
Age: 45

Tom M. Goodrum                  Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                   at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                   Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                    Since 2007       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   of Dimensional (January 2005 to February 2007).
Age: 38

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ---------------------------------------------------------------------
 Christian Gunther              Since 2011       Vice President of all the DFA Entities. Senior Trader for
 Vice President                                  Dimensional Fund Advisors LP (since 2012). Formerly, Senior
 Age: 37                                         Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for
                                                 Dimensional Fund Advisors Ltd. (2008-2009); Trader for
                                                 Dimensional Fund Advisors LP (2004-2008).

 Joel H. Hefner                 Since 2007       Vice President of all the DFA Entities. Regional Director of
 Vice President                                  Dimensional (since June 1998).
 Age: 44

 Julie C. Henderson             Since 2005       Vice President and Fund Controller of all the DFA Entities and
 Vice President and Fund                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional
 Controller                                      Japan Ltd.
 Age: 38

 Kevin B. Hight                 Since 2005       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Christine W. Ho                Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Michael C. Horvath             Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
 Vice President                                  Co-Head Global Consultant Relations at BlackRock (2004-2011).
 Age: 52

 Jeff J. Jeon                   Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
 Vice President                                  Commodity Fund I Ltd.
 Age: 38

 Stephen W. Jones               Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
 Vice President                                  for Dimensional Fund Advisors LP (October 2008-January 2012);
 Age: 44                                         General Manager at Intereity Investments (March 2007-October
                                                 2008).

 Patrick M. Keating             Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
 Vice President and Chief                        Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
 Operating Officer                               Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
 Age: 57                                         Ltd., Dimensional Hong Kong Limited and Dimensional Retirement
                                                 Plan Services LLC. Director, Vice President and Chief Privacy
                                                 Officer of Dimensional Fund Advisors Canada ULC. Director of
                                                 DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                                 Dimensional Japan Ltd., Dimensional Advisors Ltd. and Dimensional
                                                 Fund Advisors Pte. Ltd. Director and Vice President of Dimensional
                                                 Hong Kong Limited.

 Glenn E. Kemp                  Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
 Vice President                                  for Dimensional Fund Advisors LP (April 2006-January 2012).
 Age: 64

 David M. Kershner              Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
 Vice President                                  Dimensional (since June 2004).
 Age: 41

 Seyun Alice Kim                Since 2012       Vice President of all the DFA Entities. Formerly, Accounting
 Vice President                                  Manager for Dimensional Fund Advisors LP (January 2006-January
 Age: 32                                         2012).

 Timothy R. Kohn                Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
 Vice President                                  Sales for Dimensional (since August 2010). Formerly, Chief DC
 Age: 41                                         Strategist, Barclays Global Investors (2005-2009).

 Joseph F. Kolerich             Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
 Vice President                                  Dimensional (since January 2012).Formerly, Portfolio Manager for
 Age: 40                                         Dimensional (April 2007-January 2012).

 Stephen W. Kurad               Since 2011       Vice President of all the DFA Entities. Regional Director for
 Vice President                                  Dimensional (2007-2010).
 Age: 43

 Michael F. Lane                Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
 Vice President                                  Dimensional SmartNest (US) LLC (since 2012).
 Age: 45

                                     TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND          AND LENGTH OF
            AND AGE                       SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------- -------------------------- ---------------------------------------------------------------------
Francis R. Lao                          Since 2011          Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                              Global Operations at Janus Capital Group (2005-2011).
Age: 43

Juliet Lee                              Since 2005          Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                              Dimensional (since January 2004).
Age: 41

Marlena I. Lee                          Since 2011          Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                              for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                       Since 2009          Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                       Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 39                                                     2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                            (January 2004-September 2006).

Aaron M. Marcus                         Since 2008          Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of                                    Resources of Dimensional. Formerly, Global Head of Recruiting and
Global Human Resources                                      Vice President of Goldman Sachs & Co. (June 2006 to January
Age: 42                                                     2008).

David R. Martin                         Since 2007          Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                             Entities. Director, Vice President, Chief Financial Officer and
Officer and Treasurer                                       Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
Age: 55                                                     Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                            Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                            President of Dimensional SmartNest LLC, Dimensional SmartNest
                                                            (US) LLC, Dimensional Cayman Commodity Fund I Ltd. and
                                                            Dimensional Retirement Plan Services LLC. Director of Dimensional
                                                            Funds PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                            Dimensional Japan Ltd.

Catherine L. Newell              Vice President since 1997  Vice President and Secretary of all the DFA Entities and
Vice President and Secretary     and Secretary since 2000   Dimensional Retirement Plan Services LLC (since June 2012).
Age: 48                                                     Director, Vice President and Secretary of DFA Australia Limited and
                                                            Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of
                                                            Dimensional Fund Advisors Canada ULC (since June 2003),
                                                            Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                            Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                            Ltd. (since February 2012), Dimensional Advisors Ltd. (since March
                                                            2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012) and
                                                            Dimensional Hong Kong Limited (since August 2012). Director,
                                                            Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd.,
                                                            Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                            and Dimensional Hong Kong Limited (since August 2012 and July
                                                            2012).

Christian A. Newton                     Since 2009          Vice President of all DFA Entities. Web Services Manager for
Vice President                                              Dimensional (since January 2008). Formerly, Design Manager of
Age: 37                                                     Dimensional (2005-2008).

Pamela B. Noble                         Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                              Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 48                                                     Manager at USAA Investment Management Company (2001-2006).

Carolyn L. O                            Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 38                                                     2011). Counsel for Dimensional (2007-2011). Formerly, Associate at
                                                            K&L Gates LLP (January 2004-September 2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ---------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities. Formerly, Research Associate
    Vice President                               of Dimensional (2004 to 2006).
    Age: 35

    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    Age: 38

    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer
    Vice President                               for Dimensional (since January 2008). Formerly, Compliance Officer
    Age: 34                                      (February 2006-December 2007) and Compliance Analyst (August
                                                 2004-January 2006) for Dimensional.

    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    Age: 51                                      Canada ULC.

    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (July 2006-2010).
    Age: 41

    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research Associate
    Vice President                               of Dimensional (2006-2008). Systems Developer of Dimensional
    Age: 39                                      (2001-2006).

    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research Associate
    Vice President                               for Dimensional Fund Advisors LP (June 2011-January 2012);
    Age: 31                                      Research Assistant for Dimensional Fund Advisors LP (July 2004-
                                                 August 2007).

    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    Age: 41

    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008). Formerly, Senior Manager at
    Age: 53                                      Vanguard (November 1997-July 2008).

    David E. Schneider          Since 2001       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 66

    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    Age: 50

    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007). Formerly, Vice
    Age: 47                                      President Client and Fund Reporting at Mellon Financial (September
                                                 2005-May 2007).

    Edward R. Simpson           Since 2007       Vice President of all the DFA Entities. Regional Director of
    Vice President                               Dimensional (since December 2002).
    Age: 44

    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               of Dimensional (December 1999 to January 2007).
    Age: 37

    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010). Formerly, Business Analyst Manager,
    Age: 44                                      National Instruments (2003-2007).

    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 56

    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    Age: 49

    Lawrence R. Spieth          Since 2004       Vice President of all the DFA Entities.
    Vice President
    Age: 64

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ---------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   Age: 39

   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional Fund Advisors LP (January 2008-January 2012).
   Age: 34

   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007). Formerly, Director of
   Age: 54                                       Technology at AMVESCAP (2002-2007).

   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   Age: 46                                       Canada ULC.

   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   Age: 42

   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   Age: 61

   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities. Senior Trader of Dimensional
   Vice President                                (since 2007).
   Age: 36

   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities. Chief Technology Officer for
   Vice President                                Dimensional (since 2004).
   Age: 57

   Faith A. Yando               Since 2011       Vice President of all the DFA Entities. Formerly, Senior Vice
   Vice President                                President, Global Public Relations at Natixis Global Asset
   Age: 50                                       Management (2008-2011); Senior Vice President, Media Relations at
                                                 Bank of America (2007-2008).

   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               QUALIFYING FOR
                               NET                                                               CORPORATE
                           INVESTMENT    SHORT-TERM     LONG-TERM                     U.S.       DIVIDENDS    QUALIFYING
DFA INVESTMENT               INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL      GOVERNMENT     RECEIVED     DIVIDEND
DIMENSIONS GROUP INC.     DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS INTEREST (1)  DEDUCTION(2)  INCOME(3)
---------------------     ------------- ------------- ------------- ------------- ------------ -------------- ----------
Dimensional Retirement
 Equity Fund II..........      100%          --            --            100%          --           100%         100%
Dimensional Retirement
 Fixed Income Fund II....       98%           2%           --            100%          --            --           --
Dimensional Retirement
 Fixed Income Fund III...      100%          --            --            100%         100%           --           --
THE DFA INVESTMENT
TRUST COMPANY
Dimensional Retirement
 Equity Fund I...........       --           --            --             --           --           100%         100%


                           FOREIGN   FOREIGN  QUALIFIED    QUALIFIED
DFA INVESTMENT               TAX     SOURCE   INTEREST    SHORT-TERM
DIMENSIONS GROUP INC.     CREDIT(4) INCOME(5) INCOME(6) CAPITAL GAIN(7)
---------------------     --------- --------- --------- ---------------
Dimensional Retirement
 Equity Fund II..........     2%       38%       100%         100%
Dimensional Retirement
 Fixed Income Fund II....    --        --        100%         100%
Dimensional Retirement
 Fixed Income Fund III...    --        --        100%         100%
THE DFA INVESTMENT
TRUST COMPANY
Dimensional Retirement
 Equity Fund I...........     3%       52%       100%         100%

(1) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(2) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(3) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distrbutions).
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 [LOGO]                                                        DFA103112-034A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees

             Fiscal Year Ended October 31, 2012: $209,708

             Fiscal Year Ended October 31, 2011: $438,670

    (b)Audit-Related Fees

             Fees for Registrant -  Fiscal Year Ended October 31, 2012: $19,329

                                    Fiscal Year Ended October 31, 2011: $26,396

   For fiscal years ended October 31, 2012 and October 31, 2011,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2012: $170,000

                                   Fiscal Year Ended October 31, 2011: $160,000

   For the fiscal years ended October 31, 2012 and October 31, 2011, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees

            Fees for Registrant -  Fiscal Year Ended October 31, 2012: $108,440

                                   Fiscal Year Ended October 31, 2011: $110,635

   Tax Fees included, for the fiscal years ended October 31, 2012 and October 31, 2011, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)All Other Fees

         Fees for Registrant -  Fiscal Year Ended October 31, 2012: $0

                                Fiscal Year Ended October 31, 2011: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the

          Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2012 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
       ___

   (g) Aggregate Non-Audit Fees

                               Fiscal Year Ended October 31, 2012: $1,854,127

                               Fiscal Year Ended October 31, 2011: $1,362,840

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided
------------------------------------------------------------
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations


   ADR      American Depository Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depository Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company
   REIT     Real Estate Investment Trust
   STRIP    Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes


   +     See Security Valuation Note within the Notes to Schedules of
         Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
   *     Non-Income Producing Securities.
   #     Total or Partial Securities on Loan.
   @     Security purchased with cash proceeds from securities on loan.
   .     Security is being fair valued as of October 31, 2012.
   --    Amounts designated as -- are either zero or rounded to zero.
   (S)   Affiliated Fund.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
  #Autoliv, Inc......................................     14,452 $      832,435
  #Best Buy Co., Inc.................................    238,090      3,621,349
  #Carnival Corp.....................................  2,385,423     90,359,823
   CBS Corp. Class A.................................      7,236        235,170
   CBS Corp. Class B.................................  2,414,307     78,223,547
   Comcast Corp. Class A............................. 10,008,890    375,433,464
   Comcast Corp. Special Class A.....................  3,843,964    140,074,048
  #D.R. Horton, Inc..................................  1,448,033     30,350,772
  #Dillard's, Inc. Class A...........................    111,517      8,586,809
   Foot Locker, Inc..................................    485,935     16,278,822
  #GameStop Corp. Class A............................    598,147     13,655,696
  #Gannett Co., Inc..................................    334,290      5,649,501
 #*General Motors Co.................................  1,090,977     27,819,913
  *Hyatt Hotels Corp. Class A........................     26,422        964,403
  #J.C. Penney Co., Inc..............................  1,068,585     25,656,726
  *Johnson Controls, Inc.............................     37,387        962,715
 #*Kohl's Corp.......................................     15,587        830,475
   Lear Corp.........................................      3,560        151,656
  #Lennar Corp. Class A..............................    802,616     30,074,022
   Lennar Corp. Class B Voting.......................      4,809        136,479
  *Liberty Interactive Corp. Class A.................  2,586,058     51,721,160
  *Liberty Ventures Series A.........................    122,067      6,946,833
  *Madison Square Garden Co. Class A (The)...........      5,030        207,035
 #*MGM Resorts International.........................  2,389,018     24,630,776
 #*Mohawk Industries, Inc............................    365,371     30,497,517
  #News Corp. Class A................................  8,332,375    199,310,410
   News Corp. Class B................................  3,247,295     79,104,106
 #*Orchard Supply Hardware Stores Corp. Class A......     21,284        264,347
 #*Penn National Gaming, Inc.........................    286,620     11,588,047
  *PulteGroup, Inc...................................     20,241        350,979
  #Royal Caribbean Cruises, Ltd......................  1,043,290     35,127,574
  *Sears Canada, Inc.................................    227,173      2,468,916
 #*Sears Holdings Corp...............................    530,407     33,240,607
  #Service Corp. International.......................    219,283      3,078,733
   Signet Jewelers, Ltd. ADR.........................      6,556        339,339
  #Staples, Inc......................................    696,416      8,019,230
   Time Warner Cable, Inc............................  1,921,256    190,415,682
   Time Warner, Inc..................................  4,810,759    209,027,479
 #*Toll Brothers, Inc................................    912,316     30,115,551
  *TRW Automotive Holdings Corp......................     18,051        839,552
  #Washington Post Co. Class B (The).................     32,261     10,759,366
   Whirlpool Corp....................................    219,825     21,472,506
   Wyndham Worldwide Corp............................    800,703     40,355,431
                                                                 --------------
Total Consumer Discretionary.........................             1,839,779,001
                                                                 --------------
Consumer Staples -- (7.9%)
   Archer-Daniels-Midland Co.........................  3,155,848     84,702,960
  #Beam, Inc.........................................    155,582      8,644,136
   Bunge, Ltd........................................    535,848     38,061,283
  *Constellation Brands, Inc. Class A................    933,566     32,992,222
  *Constellation Brands, Inc. Class B................        153          5,427
   CVS Caremark Corp.................................  5,746,668    266,645,395
  #Energizer Holdings, Inc...........................      2,485        181,330
  #Hillshire Brands Co...............................     12,364        321,588
  #Ingredion, Inc....................................      5,663        348,048
   J.M. Smucker Co. (The)............................    539,640     46,214,770
  *Kraft Foods Group, Inc............................  2,376,283    108,073,351
  #Molson Coors Brewing Co. Class B..................    763,563     32,940,108

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Staples -- (Continued)
   Mondelez International, Inc. Class A..............  7,128,852 $  189,199,732
  *Post Holdings, Inc................................     32,650      1,030,107
 #*Ralcorp Holdings, Inc.............................    194,641     14,051,134
  #Safeway, Inc......................................  1,082,518     17,655,869
 #*Smithfield Foods, Inc.............................    756,389     15,483,283
   Tyson Foods, Inc. Class A.........................  1,426,374     23,977,347
                                                                 --------------
Total Consumer Staples...............................               880,528,090
                                                                 --------------
Energy -- (18.1%)
   Anadarko Petroleum Corp...........................  2,441,476    167,997,964
  #Apache Corp.......................................  1,208,836    100,031,179
  *Atwood Oceanics, Inc..............................      4,143        198,035
  #Baker Hughes, Inc.................................    134,664      5,651,848
  #Chesapeake Energy Corp............................  3,251,150     65,868,299
   Chevron Corp......................................  2,876,061    316,970,683
   Cimarex Energy Co.................................        390         22,300
   ConocoPhillips....................................  5,374,243    310,899,958
  *Denbury Resources, Inc............................  1,415,410     21,698,235
   Devon Energy Corp.................................  1,094,855     63,731,510
  #Diamond Offshore Drilling, Inc....................      5,125        354,855
   EOG Resources, Inc................................    179,332     20,890,385
  #Helmerich & Payne, Inc............................    513,387     24,539,899
   Hess Corp.........................................  1,567,373     81,910,913
   HollyFrontier Corp................................    191,938      7,414,565
   Marathon Oil Corp.................................  3,446,808    103,611,048
   Marathon Petroleum Corp...........................  1,791,952     98,431,923
  *McDermott International, Inc......................      8,791         94,152
   Murphy Oil Corp...................................    689,754     41,385,240
  *Nabors Industries, Ltd............................  1,355,841     18,290,295
   National Oilwell Varco, Inc.......................  1,661,481    122,451,150
  *Newfield Exploration Co...........................     13,842        375,395
   Noble Corp........................................    563,513     21,266,981
   Noble Energy, Inc.................................     42,446      4,032,794
   Occidental Petroleum Corp.........................    215,034     16,979,085
  #Patterson-UTI Energy, Inc.........................    732,485     11,851,607
  #Peabody Energy Corp...............................     95,576      2,666,570
   Phillips 66.......................................  2,855,170    134,649,817
  #Pioneer Natural Resources Co......................    517,832     54,708,951
  *Plains Exploration & Production Co................    664,529     23,697,104
   QEP Resources, Inc................................    434,902     12,612,158
  *Rowan Cos. P.L.C. Class A.........................    595,894     18,895,799
   Tesoro Corp.......................................    605,336     22,827,221
   Tidewater, Inc....................................    273,815     13,008,951
   Transocean, Ltd...................................    474,606     21,684,748
   Valero Energy Corp................................  2,806,975     81,682,972
  *Weatherford International, Ltd....................  1,009,406     11,406,288
  *Whiting Petroleum Corp............................     74,341      3,123,809
                                                                 --------------
Total Energy.........................................             2,027,914,686
                                                                 --------------
Financials -- (18.5%)
   Allied World Assurance Co. Holdings AG............    188,355     15,124,906
   Allstate Corp. (The)..............................  1,330,135     53,178,797
   Alterra Capital Holdings, Ltd.....................     35,444        865,897
  *American Capital, Ltd.............................    789,016      9,302,499
  #American Financial Group, Inc.....................    491,543     19,071,868
  *American International Group, Inc.................    893,402     31,206,532
   American National Insurance Co....................     80,626      5,890,536
  #Assurant, Inc.....................................    396,269     14,982,931
   Assured Guaranty, Ltd.............................     18,939        263,063
   Axis Capital Holdings, Ltd........................    613,817     22,232,452
   Bank of America Corp.............................. 29,573,320    275,623,342

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
  #Bank of New York Mellon Corp. (The)...............    995,423 $   24,596,902
   Capital One Financial Corp........................    560,973     33,753,745
  *CIT Group, Inc....................................     84,121      3,130,984
   Citigroup, Inc....................................  9,338,881    349,180,761
   CME Group, Inc....................................  1,599,345     89,451,366
  #CNA Financial Corp................................    880,977     25,883,104
  *E*Trade Financial Corp............................     57,660        482,038
   Everest Re Group, Ltd.............................    231,133     25,667,320
   First Niagara Financial Group, Inc................     53,740        444,967
 #*Genworth Financial, Inc. Class A..................  2,390,330     14,246,367
  #Goldman Sachs Group, Inc. (The)...................    786,395     96,246,884
   Hartford Financial Services Group, Inc............  2,129,402     46,229,317
  #Hudson City Bancorp, Inc..........................     74,986        636,256
   JPMorgan Chase & Co...............................  2,316,928     96,569,559
  #KeyCorp...........................................  3,863,464     32,530,367
  #Legg Mason, Inc...................................    659,937     16,815,195
   Lincoln National Corp.............................  1,442,787     35,766,690
   Loews Corp........................................  2,050,343     86,688,502
   MetLife, Inc......................................  4,759,859    168,927,396
   Morgan Stanley....................................  3,953,534     68,712,421
  #NASDAQ OMX Group, Inc. (The)......................    815,514     19,417,388
   NYSE Euronext.....................................     89,026      2,204,284
   Old Republic International Corp...................  1,267,693     12,524,807
   PartnerRe, Ltd....................................    190,433     15,425,073
   People's United Financial, Inc....................     71,810        863,874
  #Principal Financial Group, Inc....................    471,960     12,997,778
   Prudential Financial, Inc.........................  2,267,142    129,340,451
   Regions Financial Corp............................  5,735,171     37,393,315
  #Reinsurance Group of America, Inc.................    363,743     19,249,280
   SunTrust Banks, Inc...............................  2,564,707     69,760,030
   Unum Group........................................  1,374,339     27,871,595
   Validus Holdings, Ltd.............................    311,103     11,137,487
   XL Group P.L.C....................................  1,435,288     35,509,025
  #Zions Bancorporation..............................    777,171     16,685,861
                                                                 --------------
Total Financials.....................................             2,074,083,212
                                                                 --------------
Health Care -- (8.8%)
   Aetna, Inc........................................  1,693,713     74,015,258
  *Bio-Rad Laboratories, Inc. Class A................      1,004        101,755
  *Boston Scientific Corp............................  6,689,559     34,384,333
  *CareFusion Corp...................................    917,825     24,377,432
   Cigna Corp........................................    241,752     12,329,352
   Coventry Health Care, Inc.........................    670,877     29,277,072
 #*Endo Health Solutions, Inc........................    173,568      4,974,459
  *Forest Laboratories, Inc..........................    292,168      9,848,983
 #*HealthSouth Corp..................................      4,158         92,017
  *Hologic, Inc......................................  1,229,548     25,353,280
  *Hospira, Inc......................................      8,010        245,827
   Humana, Inc.......................................    698,778     51,898,242
  *Life Technologies Corp............................     97,451      4,766,328
 #*MEDNAX, Inc.......................................      2,282        157,412
  #Omnicare, Inc.....................................    574,710     19,844,736
  #PerkinElmer, Inc..................................    438,767     13,571,063
   Pfizer, Inc....................................... 17,815,204    443,064,123
   Teleflex, Inc.....................................     90,735      6,165,443
   Thermo Fisher Scientific, Inc.....................  1,932,026    117,969,508
   Universal Health Services, Inc. Class B...........      8,413        348,214
  #WellPoint, Inc....................................  1,824,634    111,813,572
                                                                 --------------
Total Health Care....................................               984,598,409
                                                                 --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (12.9%)
  *ADT Corp. (The)...................................    719,909 $   29,883,423
  *AGCO Corp.........................................    252,065     11,471,478
  *CNH Global NV.....................................      6,633        297,158
   CSX Corp..........................................  5,517,066    112,934,341
   Dover Corp........................................     28,815      1,677,609
  #Eaton Corp........................................     50,900      2,403,498
 #*Engility Holdings, Inc............................     67,955      1,291,145
   FedEx Corp........................................    347,925     32,005,621
  *Fortune Brands Home & Security, Inc...............    742,497     21,116,615
  *General Dynamics Corp.............................     81,086      5,520,335
   General Electric Co............................... 21,445,555    451,643,388
 #*Hertz Global Holdings, Inc........................    884,299     11,734,648
   Ingersoll-Rand P.L.C..............................    933,314     43,893,757
  *Jacobs Engineering Group, Inc.....................     15,956        615,742
  #L-3 Communications Holdings, Inc..................    407,736     30,090,917
  #Manpower, Inc.....................................      6,983        264,935
   Norfolk Southern Corp.............................  1,681,939    103,186,958
   Northrop Grumman Corp.............................  1,364,645     93,737,465
 #*Owens Corning, Inc................................    579,048     19,450,222
  *Pentair, Inc......................................    345,474     14,592,822
  *Quanta Services, Inc..............................    504,054     13,070,120
  #Regal-Beloit Corp.................................      6,450        420,411
   Republic Services, Inc............................  1,113,520     31,568,292
  #Southwest Airlines Co.............................  3,905,821     34,449,341
  *Spirit Aerosystems Holdings, Inc. Class A.........     21,667        338,655
   SPX Corp..........................................     12,057        826,990
   Stanley Black & Decker, Inc.......................    528,407     36,618,605
   Towers Watson & Co................................      1,662         89,266
  #Trinity Industries, Inc...........................        200          6,256
   Triumph Group, Inc................................     81,035      5,301,310
   Tyco International, Ltd...........................  1,439,819     38,687,937
   Union Pacific Corp................................  2,314,080    284,701,262
   URS Corp..........................................    378,541     12,673,553
 #*Waste Connections, Inc............................      8,626        283,192
  #Waste Management, Inc.............................     30,000        982,200
                                                                 --------------
Total Industrials....................................             1,447,829,467
                                                                 --------------
Information Technology -- (3.1%)
  #Activision Blizzard, Inc..........................  2,620,144     28,533,369
   Amdocs, Ltd.......................................     15,840        523,829
  *AOL, Inc..........................................     60,911      2,091,075
  #Applied Materials, Inc............................    330,860      3,507,116
 #*Arrow Electronics, Inc............................    568,882     20,041,713
  *Avnet, Inc........................................    711,662     20,389,116
  *Brocade Communications Systems, Inc...............    363,088      1,924,366
  *Cisco Systems, Inc................................     95,875      1,643,297
   Computer Sciences Corp............................    783,742     23,864,944
   Corning, Inc......................................  2,542,083     29,869,475
   Fidelity National Information Services, Inc.......  1,328,465     43,666,645
  #Hewlett-Packard Co................................  1,097,035     15,193,935
  #IAC/InterActiveCorp...............................    271,160     13,110,586
  *Ingram Micro, Inc. Class A........................    741,670     11,273,384
  *Juniper Networks, Inc.............................     81,071      1,343,346
  *Micron Technology, Inc............................  3,322,059     18,022,170
  #Molex, Inc........................................     12,162        315,847
   Molex, Inc. Class A...............................      1,663         35,655
  *NVIDIA Corp.......................................     47,749        571,556
 #*SAIC, Inc.........................................    129,331      1,421,348
  *Sandisk Corp......................................    130,053      5,431,013
  *TE Connectivity, Ltd..............................     36,987      1,190,242
   Western Digital Corp..............................    792,967     27,143,260

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- ---------------
Information Technology -- (Continued)
   Xerox Corp.......................................  5,490,094 $    35,356,205
  *Yahoo!, Inc......................................  2,128,609      35,781,917
                                                                ---------------
Total Information Technology........................                342,245,409
                                                                ---------------
Materials -- (2.7%)
  #Alcoa, Inc.......................................  5,212,834      44,673,987
  #Ashland, Inc.....................................    376,837      26,811,953
  #Cliffs Natural Resources, Inc....................    147,736       5,358,385
   Cytec Industries, Inc............................     69,176       4,760,692
  #Domtar Corp......................................    171,393      13,668,592
   Dow Chemical Co. (The)...........................     18,250         534,725
   Freeport-McMoRan Copper & Gold, Inc..............     53,170       2,067,250
   Huntsman Corp....................................    238,618       3,588,815
   International Paper Co...........................  2,299,481      82,390,404
   MeadWestvaco Corp................................    848,260      25,184,839
  *Mosaic Co. (The).................................     29,366       1,537,016
  *Newmont Mining Corp..............................      6,191         337,719
  #Nucor Corp.......................................    327,312      13,135,031
   Reliance Steel & Aluminum Co.....................    363,907      19,774,706
   Rock-Tenn Co. Class A............................     77,608       5,680,130
  #Sealed Air Corp..................................    311,965       5,060,072
  #Steel Dynamics, Inc..............................    893,527      11,303,117
  #United States Steel Corp.........................    204,541       4,170,591
   Vulcan Materials Co..............................    576,439      26,498,901
   Westlake Chemical Corp...........................      2,222         169,005
                                                                ---------------
Total Materials.....................................                296,705,930
                                                                ---------------
Telecommunication Services -- (6.0%)
   AT&T, Inc........................................ 13,051,618     451,455,467
   CenturyLink, Inc.................................  2,353,137      90,313,398
  #Frontier Communications Corp.....................  1,836,528       8,668,412
  *MetroPCS Communications, Inc.....................  1,453,136      14,836,519
  *Sprint Nextel Corp............................... 13,961,200      77,345,048
  #Telephone & Data Systems, Inc....................    501,530      12,473,051
 #*United States Cellular Corp......................    261,250       9,663,638
  #Windstream Corp..................................     46,951         447,913
                                                                ---------------
Total Telecommunication Services....................                665,203,446
                                                                ---------------
Utilities -- (0.2%)
  #NRG Energy, Inc..................................    987,176      21,283,515
   UGI Corp.........................................      3,718         120,054
                                                                ---------------
Total Utilities.....................................                 21,403,569
                                                                ---------------
TOTAL COMMON STOCKS.................................             10,580,291,219
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  8,414,357       8,414,357
                                                                ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@ DFA Short Term Investment Fund................  51,528,378 $   596,183,329
   @ Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $1,620,729
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $1,625,607) to be repurchased at
     $1,573,497.................................... $     1,573       1,573,484
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL................                 597,756,813
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,371,764,356)............................             $11,186,462,389
                                                                ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (4.6%)
  #Alumina, Ltd......................................... 2,919,489 $  2,914,312
  #Alumina, Ltd. Sponsored ADR..........................   172,484      676,137
   Amcor, Ltd. Sponsored ADR............................    55,031    1,805,017
   Asciano Group, Ltd................................... 1,437,095    6,801,797
 #*Atlas Iron, Ltd......................................   170,863      271,341
  #Bank of Queensland, Ltd..............................   508,163    3,990,555
   Bendigo and Adelaide Bank, Ltd.......................   821,518    6,880,755
   Boral, Ltd........................................... 1,592,505    5,931,404
   Caltex Australia, Ltd................................   341,805    6,039,639
   Crown, Ltd...........................................   270,208    2,723,410
  *Downer EDI, Ltd......................................   132,490      493,181
   Echo Entertainment Group, Ltd........................ 1,832,302    6,659,348
   GrainCorp, Ltd. Class A..............................   745,945    9,472,889
  #Harvey Norman Holdings, Ltd..........................   991,617    1,958,743
   Incitec Pivot, Ltd................................... 4,149,937   13,592,313
   Insurance Australia Group, Ltd....................... 1,103,362    5,246,797
   Lend Lease Group NL..................................   773,285    6,942,391
   Macquarie Group, Ltd.................................   631,291   20,852,646
  #National Australia Bank, Ltd......................... 1,435,379   38,360,336
   New Hope Corp., Ltd..................................    51,436      233,767
   Newcrest Mining, Ltd.................................   276,510    7,626,169
   Origin Energy, Ltd................................... 2,415,837   28,437,264
   OZ Minerals, Ltd.....................................   497,884    4,224,576
  #Primary Health Care, Ltd.............................    46,378      187,069
  *Qantas Airways, Ltd.................................. 2,850,317    3,929,654
   Santos, Ltd.......................................... 1,809,934   21,580,245
  #Seven Group Holdings, Ltd............................   361,999    2,592,255
  #Sims Metal Management, Ltd...........................   124,128    1,213,783
   Sims Metal Management, Ltd. Sponsored ADR............   124,013    1,211,607
   Sonic Healthcare, Ltd................................    45,616      615,132
  #Suncorp Group, Ltd................................... 3,327,424   32,411,070
   TABCORP Holdings, Ltd................................ 1,716,068    5,053,674
   Tatts Group, Ltd..................................... 2,784,856    8,088,155
   Toll Holdings, Ltd...................................   943,858    4,348,205
   Treasury Wine Estates, Ltd...........................   264,848    1,357,006
  #Washington H. Soul Pattinson & Co., Ltd..............   113,801    1,594,430
  #Wesfarmers, Ltd...................................... 2,578,622   92,958,107
                                                                   ------------
TOTAL AUSTRALIA.........................................            359,275,179
                                                                   ------------
AUSTRIA -- (0.3%)
  *Erste Group Bank AG..................................   342,508    8,633,792
   OMV AG...............................................   257,719    9,431,253
  #Raiffeisen Bank International AG.....................    55,762    2,233,577
                                                                   ------------
TOTAL AUSTRIA...........................................             20,298,622
                                                                   ------------
BELGIUM -- (0.9%)
   Ageas................................................   360,540    9,191,959
   Belgacom SA..........................................    49,889    1,458,553
   Delhaize Group SA....................................   235,124    9,002,149
   Delhaize Group SA Sponsored ADR......................    52,900    2,022,896
   D'ieteren SA NV......................................     1,857       89,630
   KBC Groep NV.........................................   356,956    8,396,831
   Solvay SA............................................   180,191   21,695,262
   UCB SA...............................................   292,847   17,104,398
                                                                   ------------
TOTAL BELGIUM...........................................             68,961,678
                                                                   ------------
CANADA -- (11.6%)
   Agnico-Eagle Mines, Ltd..............................        70        3,952

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   Aimia, Inc...........................................   211,202 $  3,163,536
  #Astral Media, Inc. Class A...........................    37,438    1,532,381
  *AuRico Gold, Inc.....................................   404,755    3,379,704
  #Barrick Gold Corp....................................   666,135   26,978,468
  #Bell Aliant, Inc.....................................   162,757    4,419,494
  #Bonavista Energy Corp................................     2,000       35,865
   Cameco Corp. (13321L108).............................   112,600    2,178,810
   Cameco Corp. (2166160)...............................   506,586    9,824,852
   Canadian Natural Resources, Ltd. (136385101).........   297,269    8,977,524
   Canadian Natural Resources, Ltd. (2171573)........... 1,668,484   50,284,224
  #Canadian Tire Corp. Class A..........................   214,347   15,336,408
   Empire Co., Ltd. Class A.............................    65,500    3,816,215
  #Encana Corp..........................................   851,501   19,182,751
  #Enerplus Corp........................................   384,038    6,171,524
  #Ensign Energy Services, Inc..........................   452,198    6,759,766
   Fairfax Financial Holdings, Ltd......................    54,622   20,263,326
   Genworth MI Canada, Inc..............................    84,524    1,731,525
   George Weston, Ltd...................................   132,852    8,624,905
   Goldcorp, Inc........................................ 1,677,120   75,816,739
  #Husky Energy, Inc....................................   828,618   22,442,170
   IAMGOLD Corp. (2446646)..............................   231,424    3,591,561
   IAMGOLD Corp. (450913108)............................   573,940    8,947,725
   Industrial Alliance Insurance & Financial
      Services, Inc.....................................   168,485    4,613,832
   Inmet Mining Corp....................................   154,478    7,965,574
   Kinross Gold Corp.................................... 2,678,826   26,607,213
  #Loblaw Cos., Ltd.....................................   221,495    7,677,754
  *Lundin Mining Corp................................... 1,008,210    5,249,254
  #Magna International, Inc.............................   583,936   25,959,207
  #Manulife Financial Corp.............................. 4,587,163   56,676,437
  #Methanex Corp........................................    68,615    2,056,904
   Nexen, Inc........................................... 1,739,936   41,549,410
  #Pan American Silver Corp. (2669272)..................   131,923    2,894,051
  *Pan American Silver Corp. (697900108)................   118,576    2,608,672
  #Pengrowth Energy Corp................................   669,191    4,013,471
  #Penn West Petroleum, Ltd............................. 1,011,032   13,129,497
  #PetroBakken Energy, Ltd. Class A.....................    62,100      784,061
  *Precision Drilling Corp..............................   706,616    5,058,628
   Progress Energy Resources Corp.......................   394,565    7,948,584
  #Progressive Waste Solutions, Ltd.....................   122,391    2,368,779
   Quebecor, Inc. Class B...............................    72,190    2,518,247
 #*Research In Motion, Ltd. (760975102).................   354,800    2,813,564
 #*Research In Motion, Ltd. (2117265)...................   435,600    3,436,824
  *Sears Canada, Inc....................................     2,159       25,054
  #Sun Life Financial, Inc.............................. 1,565,269   38,820,238
   Suncor Energy, Inc................................... 3,696,270  124,054,038
  #Talisman Energy, Inc................................. 2,251,645   25,520,522
   Teck Resources, Ltd. Class A.........................     4,115      138,025
  #Teck Resources, Ltd. Class B......................... 1,483,730   47,093,107
  #Thomson Reuters Corp................................. 1,832,184   51,585,496
  #TransAlta Corp.......................................   602,148    9,598,194
  #TransCanada Corp.....................................   776,817   34,977,182
 #*Uranium One, Inc.....................................   632,800    1,374,895
   Viterra, Inc.........................................   861,686   13,579,913
  #West Fraser Timber Co., Ltd..........................    61,827    3,744,596
   Westjet Airlines, Ltd................................     1,000       18,023
  #Yamana Gold, Inc..................................... 1,425,140   28,781,050
                                                                   ------------
TOTAL CANADA............................................            908,703,721
                                                                   ------------
DENMARK -- (1.3%)
   A.P. Moeller-Maersk A.S. Series A....................       884    5,857,226
   A.P. Moeller-Maersk A.S. Series B....................     3,855   26,906,551

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
   Carlsberg A.S. Series B..............................   334,440 $ 28,868,235
  *Danske Bank A.S...................................... 1,677,313   26,239,359
  *FLSmidth & Co. A.S...................................    23,118    1,364,307
   H. Lundbeck A.S......................................   135,698    2,360,716
   Rockwool International A.S. Series A.................        62        5,825
   Rockwool International A.S. Series B.................     1,631      153,525
   TDC A.S..............................................   991,299    6,834,723
                                                                   ------------
TOTAL DENMARK...........................................             98,590,467
                                                                   ------------
FINLAND -- (0.6%)
  *Kesko Oyj Series A...................................       662       21,190
   Kesko Oyj Series B...................................   138,917    4,343,978
  #Neste Oil Oyj........................................    69,191      866,462
  #Nokia Oyj............................................ 3,809,609   10,242,044
   Sampo Oyj Series A...................................   179,583    5,630,538
   Stora Enso Oyj Series R.............................. 1,437,068    9,090,292
   Stora Enso Oyj Sponsored ADR.........................    91,500      560,895
   UPM-Kymmene Oyj...................................... 1,401,530   15,047,800
  #UPM-Kymmene Oyj Sponsored ADR........................    69,300      731,115
                                                                   ------------
TOTAL FINLAND...........................................             46,534,314
                                                                   ------------
FRANCE -- (8.6%)
   Arkema SA............................................   161,047   14,695,401
   AXA SA............................................... 3,557,776   56,706,072
   AXA SA Sponsored ADR.................................   140,900    2,244,537
   BNP Paribas SA....................................... 1,230,991   62,480,990
   Bollore SA...........................................    22,288    6,609,383
   Bouygues SA..........................................   305,569    7,344,188
   Cap Gemini SA........................................   324,351   13,644,869
   Casino Guichard Perrachon SA.........................   142,758   12,461,427
   Cie de Saint-Gobain SA............................... 1,039,077   36,601,589
  *Cie Generale de Geophysique - Veritas SA.............   304,853    9,924,398
 #*Cie Generale de Geophysique - Veritas SA Sponsored
    ADR.................................................   141,089    4,582,571
   Cie Generale des Etablissements Michelin SA Series B.   349,857   30,159,232
   Ciments Francais SA..................................    26,702    1,623,862
   CNP Assurances SA....................................   345,228    4,878,379
  *Credit Agricole SA................................... 2,838,495   21,425,480
   Eiffage SA...........................................    31,691    1,090,529
   Electricite de France SA.............................   498,285   10,544,254
   Eramet SA............................................     5,005      636,472
   France Telecom SA.................................... 3,875,091   43,313,653
  #GDF Suez SA.......................................... 3,247,974   74,548,265
   Groupe Eurotunnel SA.................................   791,479    6,027,446
   Lafarge SA...........................................   505,082   29,612,516
   Lagardere SCA........................................   243,906    6,677,753
   Natixis SA........................................... 2,034,211    6,676,420
   PPR SA...............................................   127,812   22,531,643
   Renault SA...........................................   500,585   22,445,589
   Rexel SA.............................................   254,866    4,616,121
   Sanofi SA............................................    16,328    1,434,039
  #Sanofi SA ADR........................................   227,976    9,996,748
   SCOR SE..............................................   198,036    5,287,774
  *Societe Generale SA.................................. 1,558,512   49,703,998
   STMicroelectronics NV................................ 1,542,301    9,083,744
   Thales SA............................................    27,549      969,751
   Vallourec SA.........................................    44,398    1,826,371
   Vivendi SA........................................... 3,686,124   75,533,481
                                                                   ------------
TOTAL FRANCE............................................            667,938,945
                                                                   ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (7.6%)
   Allianz SE...........................................   257,741 $ 32,017,814
  #Allianz SE Sponsored ADR............................. 2,811,910   35,289,471
   Bayerische Motoren Werke AG..........................   656,221   52,461,937
  *Celesio AG...........................................   108,168    2,096,974
  *Commerzbank AG....................................... 6,626,325   12,729,635
   Daimler AG........................................... 2,088,586   97,838,982
  #Deutsche Bank AG (5750355)........................... 1,325,896   60,395,696
  #Deutsche Bank AG (D18190898).........................   420,711   19,230,700
   Deutsche Lufthansa AG................................   464,311    7,103,492
   Deutsche Telekom AG.................................. 2,858,403   32,609,921
  #Deutsche Telekom AG Sponsored ADR.................... 3,099,741   35,492,034
   E.ON AG.............................................. 3,592,972   81,793,916
   Fraport AG...........................................    37,336    2,190,998
   Hannover Rueckversicherung AG........................    23,549    1,659,095
  #Heidelberger Zement AG...............................   243,824   12,957,197
   Merck KGaA...........................................    50,209    6,421,894
   Munchener Rueckversicherungs-Gesellschaft AG.........   395,244   63,595,851
  #RWE AG...............................................   355,536   16,270,915
   SCA Hygiene Products SE..............................     3,195    1,415,915
   Suedzucker AG........................................    36,201    1,403,326
   ThyssenKrupp AG......................................   368,208    8,390,520
   Volkswagen AG........................................    62,518   12,225,709
                                                                   ------------
TOTAL GERMANY...........................................            595,591,992
                                                                   ------------
GREECE -- (0.0%)
   Coca-Cola Hellenic Bottling Co. S.A..................     8,492      181,873
   Hellenic Petroleum S.A...............................   334,517    2,621,836
  *National Bank of Greece S.A..........................   210,246      492,544
                                                                   ------------
TOTAL GREECE............................................              3,296,253
                                                                   ------------
HONG KONG -- (1.9%)
 #*Cathay Pacific Airways, Ltd.......................... 2,051,000    3,714,747
   Dah Sing Banking Group, Ltd..........................    18,400       18,241
 #*Foxconn International Holdings, Ltd.................. 3,787,000    1,309,012
   Great Eagle Holdings, Ltd............................   860,324    2,539,374
   Hang Lung Group, Ltd.................................   116,000      683,394
   Henderson Land Development Co., Ltd.................. 3,364,064   23,221,252
   Hong Kong & Shanghai Hotels, Ltd..................... 1,903,131    2,509,825
   Hopewell Holdings, Ltd............................... 1,244,169    4,488,617
  #Hutchison Whampoa, Ltd............................... 5,618,000   55,108,769
   Hysan Development Co., Ltd...........................   766,285    3,400,054
   Kowloon Development Co., Ltd.........................   313,000      359,213
   New World Development Co., Ltd....................... 8,542,100   13,142,723
   Orient Overseas International, Ltd...................   488,000    3,085,036
   Wharf Holdings, Ltd.................................. 2,944,990   20,136,610
   Wheelock & Co., Ltd.................................. 3,482,000   15,255,432
                                                                   ------------
TOTAL HONG KONG.........................................            148,972,299
                                                                   ------------
IRELAND -- (0.2%)
   CRH P.L.C............................................   590,083   10,983,571
   CRH P.L.C. Sponsored ADR.............................   259,888    4,846,911
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...   157,165       18,565
                                                                   ------------
TOTAL IRELAND...........................................             15,849,047
                                                                   ------------
ISRAEL -- (0.6%)
  *Bank Hapoalim B.M.................................... 2,961,906   11,652,405
  *Bank Leumi Le-Israel B.M............................. 2,937,459    9,468,190
   Bezeq Israeli Telecommunication Corp., Ltd........... 2,928,603    3,567,884
   Elbit Systems, Ltd...................................    34,203    1,204,194
   Israel Chemicals, Ltd................................   904,178   11,311,829

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
  *Israel Discount Bank, Ltd. Series A..................    381,656 $   538,384
  *Mellanox Technologies, Ltd...........................     23,772   1,794,012
  *NICE Systems, Ltd....................................     11,443     382,227
  *NICE Systems, Ltd. Sponsored ADR.....................    160,983   5,360,734
  *Oil Refineries, Ltd..................................    613,622     295,463
   Paz Oil Co., Ltd.....................................        321      42,300
  *Strauss Group, Ltd...................................     17,492     197,723
                                                                    -----------
TOTAL ISRAEL............................................             45,815,345
                                                                    -----------
ITALY -- (1.3%)
 #*Banca Monte Dei Paschi di Siena SpA.................. 11,927,018   3,296,991
  *Banco Popolare Scarl.................................  2,933,385   4,681,014
 #*Fiat SpA.............................................  1,512,718   7,403,205
 #*Finmeccanica SpA.....................................    995,867   4,938,900
   Intesa Sanpaolo SpA.................................. 16,289,288  26,240,185
   Parmalat SpA.........................................    602,705   1,365,934
   Telecom Italia SpA...................................  5,476,933   5,053,075
  #Telecom Italia SpA Sponsored ADR.....................  1,874,500  17,226,655
  *UniCredit SpA........................................  5,298,670  23,436,805
   Unione di Banche Italiane ScpA.......................  1,552,315   6,114,863
                                                                    -----------
TOTAL ITALY.............................................             99,757,627
                                                                    -----------
JAPAN -- (16.2%)
   77 Bank, Ltd. (The)..................................    737,372   2,808,022
  #Aeon Co., Ltd........................................  1,886,800  20,578,442
   Aisin Seiki Co., Ltd.................................     66,100   1,930,406
   Ajinomoto Co., Inc...................................    851,000  12,993,006
   Alfresa Holdings Corp................................     85,700   3,874,326
   Amada Co., Ltd.......................................    821,000   4,168,786
   Aoyama Trading Co., Ltd..............................      1,000      19,762
   Aozora Bank, Ltd.....................................    631,000   1,779,431
   Asahi Glass Co., Ltd.................................  1,871,000  12,718,755
   Asahi Kasei Corp.....................................  2,342,000  12,883,937
   Asatsu-DK, Inc.......................................     32,500     746,728
  #Autobacs Seven Co., Ltd..............................     71,600   2,938,187
   Awa Bank, Ltd. (The).................................     65,600     392,087
  #Bank of Kyoto, Ltd. (The)............................    709,400   6,097,477
   Bank of Yokohama, Ltd. (The).........................  1,220,000   5,614,500
   Canon Marketing Japan, Inc...........................    124,900   1,820,353
  #Casio Computer Co., Ltd..............................    157,200   1,202,970
   Chiba Bank, Ltd. (The)...............................    980,000   5,724,342
   Chugoku Bank, Ltd. (The).............................    391,800   5,392,149
   Citizen Holdings Co., Ltd............................    511,000   2,593,456
   Coca-Cola West Co., Ltd..............................    109,007   1,671,087
   COMSYS Holdings Corp.................................    151,700   2,016,626
   Cosmo Oil Co., Ltd...................................  1,212,364   2,156,340
  #Dai Nippon Printing Co., Ltd.........................  1,815,000  12,861,180
   Daicel Corp..........................................    515,000   3,092,002
   Daido Steel Co., Ltd.................................    324,000   1,405,095
   Dainippon Sumitomo Pharma Co., Ltd...................    309,400   3,558,654
  #Daiwa Securities Group, Inc..........................  2,988,000  11,919,617
  #Denki Kagaku Kogyo K.K...............................    227,000     700,915
   Ebara Corp...........................................    239,000     937,272
   Fuji Heavy Industries, Ltd...........................    925,000   8,917,096
   Fuji Media Holdings, Inc.............................      1,128   1,670,532
  #FUJIFILM Holdings Corp...............................  1,327,000  22,400,263
   Fujitsu, Ltd.........................................  1,291,000   4,966,932
   Fukuoka Financial Group, Inc.........................  1,800,000   7,039,045
  #Fukuyama Transporting Co., Ltd.......................     71,000     372,694
   Glory, Ltd...........................................    119,600   2,902,717
   Gunma Bank, Ltd. (The)...............................    921,397   4,445,198

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
   H2O Retailing Corp...................................    198,000 $ 2,036,742
   Hachijuni Bank, Ltd. (The)...........................    993,231   5,130,839
   Hakuhodo DY Holdings, Inc............................     39,920   2,392,349
   Hankyu Hanshin Holdings, Inc.........................    582,000   3,221,885
   Higo Bank, Ltd. (The)................................    282,000   1,664,186
   Hiroshima Bank, Ltd. (The)...........................    300,000   1,067,154
   Hitachi Capital Corp.................................    105,100   2,018,399
   Hitachi High-Technologies Corp.......................    139,900   3,066,025
   Hitachi Transport System, Ltd........................     94,400   1,417,030
   Hokuhoku Financial Group, Inc........................  2,620,000   4,165,631
   House Foods Corp.....................................    148,300   2,393,476
   Ibiden Co., Ltd......................................    174,900   2,205,602
   Idemitsu Kosan Co., Ltd..............................     51,124   4,400,079
   Inpex Corp...........................................      4,265  24,297,137
   Isetan Mitsukoshi Holdings, Ltd......................    884,200   8,655,060
   ITOCHU Corp..........................................    183,800   1,839,757
   Iyo Bank, Ltd. (The).................................    551,000   4,260,197
   J. Front Retailing Co., Ltd..........................  1,136,000   5,907,421
   JFE Holdings, Inc....................................    882,500  12,455,549
   Joyo Bank, Ltd. (The)................................  1,376,000   6,659,184
   JTEKT Corp...........................................    463,200   3,478,435
   JX Holdings, Inc.....................................  5,553,333  29,577,407
   Kagoshima Bank, Ltd. (The)...........................    358,143   2,283,372
   Kajima Corp..........................................  1,544,000   4,276,080
   Kamigumi Co., Ltd....................................    519,000   4,185,743
   Kaneka Corp..........................................    653,542   3,188,164
   Keiyo Bank, Ltd. (The)...............................    418,000   1,832,515
   Kewpie Corp..........................................     99,900   1,649,915
   Kinden Corp..........................................    285,000   1,784,370
   Kirin Holdings Co., Ltd..............................    134,000   1,682,119
  *Kobe Steel, Ltd......................................  3,785,000   3,322,688
   Konica Minolta Holdings, Inc.........................    721,000   4,796,721
   Kyocera Corp.........................................    308,700  27,152,832
   Kyocera Corp. Sponsored ADR..........................     13,600   1,207,680
   Kyowa Hakko Kirin Co., Ltd...........................    571,000   6,077,858
   LIXIL Group Corp.....................................    371,200   8,206,589
  #Mabuchi Motor Co., Ltd...............................     36,100   1,529,804
   Marui Group Co., Ltd.................................    542,642   3,903,452
   Maruichi Steel Tube, Ltd.............................    104,400   2,171,065
  *Mazda Motor Corp.....................................  3,005,000   3,584,132
   Medipal Holdings Corp................................    339,800   4,327,508
   MEIJI Holdings Co., Ltd..............................    135,895   6,217,754
   Mitsubishi Chemical Holdings Corp....................  3,885,000  15,386,810
   Mitsubishi Corp......................................  2,732,000  48,774,242
   Mitsubishi Gas Chemical Co., Inc.....................    948,000   4,683,874
   Mitsubishi Heavy Industries, Ltd.....................  7,830,000  32,980,614
  #Mitsubishi Logistics Corp............................    236,000   3,043,600
   Mitsubishi Materials Corp............................  2,533,000   7,364,688
   Mitsubishi Tanabe Pharma Corp........................    400,000   5,765,856
   Mitsubishi UFJ Financial Group, Inc.................. 18,834,406  85,206,251
   Mitsubishi UFJ Financial Group, Inc. ADR.............  4,781,372  21,468,360
   Mitsui & Co., Ltd....................................  2,990,300  42,148,944
   Mitsui & Co., Ltd. Sponsored ADR.....................     11,723   3,298,501
  #Mitsui Chemicals, Inc................................  1,861,800   3,848,788
  *Mitsui Mining & Smelting Co., Ltd....................     69,030     146,127
   Mitsui O.S.K. Lines, Ltd.............................    983,000   2,356,182
   Mizuho Financial Group, Inc..........................    293,760     459,640
  #Mizuho Financial Group, Inc. ADR.....................    285,159     886,845
   MS&AD Insurance Group Holdings, Inc..................    715,053  12,126,438
   Nagase & Co., Ltd....................................    235,889   2,516,366
   Nanto Bank, Ltd. (The)...............................    319,000   1,626,587

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
  *NEC Corp.............................................  5,425,101 $10,405,622
   Nippon Electric Glass Co., Ltd.......................    554,000   2,819,672
   Nippon Express Co., Ltd..............................  1,952,238   7,144,180
   Nippon Meat Packers, Inc.............................    429,536   5,330,591
  #Nippon Paper Group, Inc..............................    231,700   2,649,826
   Nippon Shokubai Co., Ltd.............................    234,000   2,295,066
  #Nippon Steel & Sumitomo Metal Corp................... 13,103,940  28,924,615
   Nippon Television Network Corp.......................    123,800   1,601,250
  #Nippon Yusen K.K.....................................  3,032,000   5,779,407
   Nishi-Nippon Bank, Ltd...............................  1,412,569   3,220,972
   Nissan Shatai Co., Ltd...............................    216,000   2,363,606
   Nisshin Seifun Group, Inc............................    394,500   4,929,833
  *Nisshin Steel Holdings Co., Ltd......................    143,100     948,264
   Nisshinbo Holdings, Inc..............................    305,000   1,995,333
   NKSJ Holdings, Inc...................................     60,350   1,100,153
   NOK Corp.............................................     82,320   1,320,694
   Nomura Holdings, Inc.................................  7,245,200  26,190,347
   Nomura Real Estate Holdings, Inc.....................     45,600     818,510
   Obayashi Corp........................................  1,650,682   7,384,582
  #Oji Holdings Corp....................................  1,997,000   5,856,001
   Onward Holdings Co., Ltd.............................    278,000   2,058,453
  #Panasonic Corp.......................................  4,044,917  24,534,694
  #Panasonic Corp. Sponsored ADR........................    302,421   1,672,388
 #*Renesas Electronics Corp.............................    121,800     451,101
   Rengo Co., Ltd.......................................    421,000   1,840,088
  #Ricoh Co., Ltd.......................................  1,666,000  13,942,569
   Rohm Co., Ltd........................................    230,500   7,444,291
   Sankyo Co., Ltd......................................     74,800   3,388,913
  #SBI Holdings, Inc....................................    458,200   3,208,757
   Seino Holdings Co., Ltd..............................    295,000   1,700,915
   Sekisui Chemical Co., Ltd............................    736,000   6,044,505
   Sekisui House, Ltd...................................  1,354,000  13,844,609
   Seven & I Holdings Co., Ltd..........................    145,300   4,480,967
  #Sharp Corp...........................................  2,998,000   6,467,524
   Shiga Bank, Ltd......................................    451,185   2,951,414
   Shimizu Corp.........................................  1,371,000   4,586,714
   Shinsei Bank, Ltd....................................  2,164,000   3,172,640
   Shizuoka Bank, Ltd...................................    785,000   8,028,966
  #Showa Denko K.K......................................  1,456,000   2,227,186
   Showa Shell Sekiyu K.K...............................    224,000   1,247,052
   SKY Perfect JSAT Holdings, Inc.......................      3,029   1,384,042
   Sohgo Security Services Co., Ltd.....................     82,600   1,160,760
   Sojitz Corp..........................................  2,593,100   3,219,064
   Sony Corp............................................    768,200   9,095,791
  #Sony Corp. Sponsored ADR.............................  1,801,665  21,151,547
   Sumitomo Bakelite Co., Ltd...........................    347,000   1,238,527
  #Sumitomo Chemical Co., Ltd...........................  2,006,000   5,637,414
   Sumitomo Corp........................................  3,241,900  44,196,159
   Sumitomo Electric Industries, Ltd....................  2,606,700  28,042,086
   Sumitomo Forestry Co., Ltd...........................    161,400   1,444,387
   Sumitomo Heavy Industries, Ltd.......................    297,000   1,064,798
   Sumitomo Metal Mining Co., Ltd.......................    414,000   5,452,311
   Sumitomo Mitsui Financial Group, Inc.................    872,600  26,664,042
  #Sumitomo Mitsui Trust Holdings, Inc..................  5,755,629  17,467,194
   Suzuken Co., Ltd.....................................    149,300   4,712,907
   Suzuki Motor Corp....................................    519,200  11,774,850
   Taisei Corp..........................................  2,110,703   5,819,584
   Taisho Pharmaceutical Holdings Co., Ltd..............     59,299   4,789,034
   Takashimaya Co., Ltd.................................    615,634   4,049,228
  #TDK Corp.............................................    173,300   6,516,763
  #Teijin, Ltd..........................................  1,535,450   3,521,280

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
   Tokai Rika Co., Ltd................................    61,200 $      768,068
   Tokyo Broadcasting System, Inc.....................    85,300        829,438
  *Tokyo Tatemono Co., Ltd............................   442,000      1,819,140
   Toppan Printing Co., Ltd........................... 1,312,000      7,582,923
  #Tosoh Corp......................................... 1,044,000      2,043,756
   Toyo Seikan Kaisha, Ltd............................   346,349      3,682,148
   Toyobo Co., Ltd....................................   664,000        731,771
   Toyoda Gosei Co., Ltd..............................    13,800        271,765
   Toyota Motor Corp..................................   175,379      6,762,117
  #Toyota Motor Corp. Sponsored ADR...................   614,188     47,581,144
   Toyota Tsusho Corp.................................   434,400      9,488,496
  #UNY Co., Ltd.......................................   393,050      2,796,995
   Wacoal Corp........................................   179,000      2,013,900
 #*Yamada Denki Co., Ltd..............................    96,810      4,199,778
   Yamaguchi Financial Group, Inc.....................   492,148      4,077,645
   Yamaha Corp........................................   327,300      2,941,243
  #Yamato Kogyo Co., Ltd..............................    82,600      2,320,178
   Yamazaki Baking Co., Ltd...........................   128,000      1,538,417
   Yokohama Rubber Co., Ltd...........................    13,000         91,377
                                                                 --------------
TOTAL JAPAN...........................................            1,265,403,342
                                                                 --------------
NETHERLANDS -- (2.7%)
   Aegon NV........................................... 3,831,576     21,428,566
   Akzo Nobel NV......................................   444,472     24,191,645
   ArcelorMittal NV................................... 2,446,831     36,174,996
  *ING Groep NV....................................... 4,933,987     43,903,032
 #*ING Groep NV Sponsored ADR......................... 1,273,519     11,283,378
   Koninklijke DSM NV.................................   452,418     23,264,983
   Koninklijke Philips Electronics NV................. 2,042,653     51,160,127
   Philips Electronics NV ADR.........................   144,736      3,629,979
                                                                 --------------
TOTAL NETHERLANDS.....................................              215,036,706
                                                                 --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd................   138,487        305,483
   Contact Energy, Ltd................................ 1,292,916      5,887,475
   Fletcher Building, Ltd.............................     6,732         38,938
                                                                 --------------
TOTAL NEW ZEALAND.....................................                6,231,896
                                                                 --------------
NORWAY -- (1.2%)
   Aker ASA Series A..................................    72,828      2,571,509
   Cermaq ASA.........................................    27,247        372,865
   DNB ASA............................................ 1,512,837     18,912,900
  *Marine Harvest ASA................................. 7,530,562      5,908,627
   Norsk Hydro ASA.................................... 3,357,025     15,113,416
   Norsk Hydro ASA Sponsored ADR......................    59,900        258,768
   Orkla ASA.......................................... 2,797,062     22,157,276
   Petroleum Geo-Services ASA.........................   400,136      6,914,159
   Stolt-Nielsen, Ltd.................................     8,425        154,462
  *Storebrand ASA..................................... 1,082,306      5,446,559
   Subsea 7 SA........................................   590,207     12,938,550
  *Veripos, Inc.......................................    54,011        156,071
   Wilh Wilhelmsen Holding ASA........................       212          4,767
   Yara International ASA.............................    25,801      1,215,973
                                                                 --------------
TOTAL NORWAY..........................................               92,125,902
                                                                 --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA............................ 2,631,973      2,561,546
   Cimpor Cimentos de Portugal SA.....................   139,544        623,407
  *EDP Renovaveis SA..................................   515,052      2,453,224

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
   Portugal Telecom SA.................................    525,319 $  2,641,719
                                                                   ------------
TOTAL PORTUGAL.........................................               8,279,896
                                                                   ------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd.....................................  5,036,000   13,411,619
   CapitaMalls Asia, Ltd...............................  1,863,000    2,811,294
   DBS Group Holdings, Ltd.............................  1,185,831   13,466,807
   Fraser & Neave, Ltd.................................    724,450    5,427,666
   Golden Agri-Resources, Ltd.......................... 13,990,000    7,145,200
  *Indofood Agri Resources, Ltd........................    198,000      203,732
   Keppel Land, Ltd....................................    781,000    2,163,370
 #*Neptune Orient Lines, Ltd...........................  1,228,004    1,162,253
  *Noble Group, Ltd....................................  2,997,000    3,199,976
  #Overseas Union Enterprise, Ltd......................    405,000      878,109
   Singapore Airlines, Ltd.............................  1,585,600   13,741,718
   Singapore Land, Ltd.................................    532,000    2,988,245
  #United Industrial Corp., Ltd........................  2,152,000    4,917,753
   UOL Group, Ltd......................................  1,376,600    6,369,561
   Venture Corp., Ltd..................................    307,000    1,921,562
   Wheelock Properties, Ltd............................    870,000    1,290,754
                                                                   ------------
TOTAL SINGAPORE........................................              81,099,619
                                                                   ------------
SPAIN -- (1.9%)
  #Acciona SA..........................................    114,419    7,032,865
  #Banco Bilbao Vizcaya Argentaria SA..................    668,228    5,583,652
 #*Banco de Sabadell SA................................  5,239,933   12,777,234
   Banco Espanol de Credito SA.........................    392,975    1,438,533
  #Banco Popular Espanol SA............................  4,288,643    6,706,472
   Banco Santander SA..................................  7,903,716   59,508,435
   Banco Santander SA Sponsored ADR....................  1,384,686   10,329,758
  #CaixaBank SA........................................  2,838,816   10,781,310
   Gas Natural SDG SA..................................    928,566   14,426,758
   Iberdrola SA........................................  1,285,750    6,658,812
   Repsol SA...........................................    505,218   10,124,906
                                                                   ------------
TOTAL SPAIN............................................             145,368,735
                                                                   ------------
SWEDEN -- (2.9%)
   Boliden AB..........................................    612,180   10,727,659
   Holmen AB Series A..................................      6,300      184,927
   Meda AB Series A....................................    280,396    2,872,667
   Nordea Bank AB......................................  5,366,449   48,779,174
   Skandinaviska Enskilda Banken AB Series A...........  3,481,813   28,891,356
   Skandinaviska Enskilda Banken AB Series C...........     16,918      133,137
   SSAB AB Series A....................................     51,620      369,794
   Svenska Cellulosa AB Series A.......................     66,476    1,307,031
   Svenska Cellulosa AB Series B.......................  1,586,671   30,934,064
   Swedbank AB Series A................................  1,086,067   20,173,140
   Tele2 AB Series B...................................     18,381      306,831
   Telefonaktiebolaget LM Ericsson AB Series A.........     27,246      233,719
   Telefonaktiebolaget LM Ericsson AB Series B.........  4,713,081   41,753,549
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR....    952,162    8,464,720
   TeliaSonera AB......................................  3,717,354   24,438,753
   Volvo AB Series A...................................    281,193    3,786,038
                                                                   ------------
TOTAL SWEDEN...........................................             223,356,559
                                                                   ------------
SWITZERLAND -- (5.7%)
  *ABB, Ltd............................................  1,234,095   22,287,665
   Adecco SA...........................................    358,259   17,372,851
  #Alpiq Holding AG....................................      1,593      259,954
   Aryzta AG...........................................    163,797    8,182,891

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
   Baloise Holding AG..................................    200,163 $ 16,706,798
   Banque Cantonale Vaudoise AG........................        732      388,175
  #Clariant AG.........................................    429,492    4,602,431
   Credit Suisse Group AG..............................  1,314,363   30,565,985
   Credit Suisse Group AG Sponsored ADR................    838,229   19,564,265
   Givaudan SA.........................................     14,257   14,261,106
   Holcim, Ltd.........................................    887,877   60,594,265
   Lonza Group AG......................................      7,458      378,256
   Novartis AG.........................................     16,632    1,002,919
   Novartis AG ADR.....................................    506,359   30,614,465
   PSP Swiss Property AG...............................     77,670    7,132,956
   St. Galler Kantonalbank AG..........................      2,834    1,162,008
   Sulzer AG...........................................     44,989    6,523,720
   Swiss Life Holding AG...............................    123,557   15,603,658
   Swiss Re, Ltd.......................................  1,108,107   76,678,078
   UBS AG..............................................  3,833,535   57,516,804
   Zurich Insurance Group AG...........................    221,361   54,569,851
                                                                   ------------
TOTAL SWITZERLAND......................................             445,969,101
                                                                   ------------
UNITED KINGDOM -- (20.6%)
   Anglo American P.L.C................................  1,002,219   30,882,863
   Associated British Foods P.L.C......................    426,591    9,546,557
   Aviva P.L.C.........................................  8,175,916   43,785,601
   Barclays P.L.C...................................... 11,591,752   42,863,545
  #Barclays P.L.C. Sponsored ADR.......................  4,327,157   64,041,924
   BP P.L.C............................................  1,395,752    9,967,984
   BP P.L.C. Sponsored ADR.............................  5,338,016  228,947,506
   Carnival P.L.C......................................    658,867   26,244,512
  #Carnival P.L.C. ADR.................................    241,674    9,553,373
   Eurasian Natural Resources Corp. P.L.C..............    404,841    2,146,111
   Evraz P.L.C.........................................    525,138    2,003,719
   HSBC Holdings P.L.C.................................    724,498    7,143,090
  #HSBC Holdings P.L.C. Sponsored ADR..................  1,453,812   71,760,160
  *International Consolidated Airlines Group SA........  3,847,175   10,029,325
   Investec P.L.C......................................  1,195,168    7,048,073
   John Wood Group P.L.C...............................     97,712    1,343,029
   Kazakhmys P.L.C.....................................    690,345    7,920,547
   Kingfisher P.L.C.................................... 10,285,817   48,158,694
   Legal & General Group P.L.C.........................  1,085,509    2,353,101
  *Lloyds Banking Group P.L.C.......................... 76,981,994   50,693,260
  *Lloyds Banking Group P.L.C. Sponsored ADR...........  2,857,128    7,485,675
   Mondi P.L.C.........................................  1,450,865   15,993,614
   Old Mutual P.L.C.................................... 13,164,620   36,643,450
   Pearson P.L.C. Sponsored ADR........................  1,619,661   32,555,186
   Resolution, Ltd.....................................  3,422,696   12,067,276
   Rexam P.L.C.........................................  4,056,789   29,292,674
  *Royal Bank of Scotland Group P.L.C..................  3,500,216   15,628,912
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR...    377,000    3,370,380
   Royal Dutch Shell P.L.C. ADR........................  3,323,210  234,718,322
   Royal Dutch Shell P.L.C. Series A...................      9,655      331,292
   Royal Dutch Shell P.L.C. Series B...................    255,146    9,025,204
   RSA Insurance Group P.L.C...........................  4,956,241    8,996,370
   Sainsbury (J.) P.L.C................................  5,529,939   31,706,793
  *Travis Perkins P.L.C................................     38,182      667,231
  #Vedanta Resources P.L.C.............................    189,404    3,480,148
   Vodafone Group P.L.C................................ 34,976,333   94,983,682
   Vodafone Group P.L.C. Sponsored ADR.................  8,116,661  220,935,512
   William Morrison Supermarkets P.L.C.................  8,127,143   35,188,788
   Wolseley P.L.C......................................    505,787   22,172,536
   WPP P.L.C...........................................  2,251,996   29,107,901
   WPP P.L.C. Sponsored ADR............................     38,003    2,456,514

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     SHARES       VALUE++
                                                   ----------- --------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C..................................   5,211,952 $   82,565,149
                                                               --------------
TOTAL UNITED KINGDOM..............................              1,605,805,583
                                                               --------------
TOTAL COMMON STOCKS...............................              7,168,262,828
                                                               --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE...................     334,085     22,268,022
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable
    Coupons.......................................          28              3
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)       VALUE+
                                                   ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund................  52,722,558    610,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $1,715,506) to
     be repurchased at $1,681,885................. $     1,682      1,681,868
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL...............                611,681,868
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,402,475,403)..........................             $7,802,212,721
                                                               ==============

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                           SHARES   VALUE++
                                                           ------- ----------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (19.8%)
   Accordia Golf Co., Ltd.................................   5,176 $3,683,799
   Aeon Fantasy Co., Ltd..................................  57,832    774,747
   Ahresty Corp...........................................  74,500    297,933
   Aigan Co., Ltd.........................................  96,200    374,809
   Aisan Industry Co., Ltd................................ 168,600  1,282,820
  #Akebono Brake Industry Co., Ltd........................ 362,300  1,561,513
  #Alpen Co., Ltd.........................................  83,400  1,530,047
   Alpha Corp.............................................  30,400    335,696
   Alpine Electronics, Inc................................ 217,400  1,889,487
   Amiyaki Tei Co., Ltd...................................     235    581,471
   Amuse, Inc.............................................  31,699    607,817
 #*Anrakutei Co., Ltd.....................................  47,000    234,815
   AOI Pro, Inc...........................................  39,000    264,548
   AOKI Holdings, Inc.....................................  97,100  2,158,533
   Aoyama Trading Co., Ltd................................ 295,800  5,845,699
  *Arata Corp.............................................  48,000    196,562
   Arcland Sakamoto Co., Ltd..............................  58,400    846,493
   Arnest One Corp........................................ 216,200  3,207,510
  #Asahi Co., Ltd.........................................  65,600    986,852
   Asatsu-DK, Inc......................................... 135,800  3,120,174
  *Ashimori Industry Co., Ltd............................. 319,000    408,698
   ASKUL Corp.............................................  96,100  1,443,780
   Asti Corp..............................................  46,000    114,063
  #Atom Corp.............................................. 181,200    917,238
   Atsugi Co., Ltd........................................ 784,000    894,066
  #Autobacs Seven Co., Ltd................................  89,900  3,689,148
   Avex Group Holdings, Inc............................... 160,000  3,164,325
   Belluna Co., Ltd.......................................  36,950    274,184
   Best Bridal, Inc.......................................     104    115,131
  *Best Denki Co., Ltd.................................... 304,500    424,012
  #Bic Camera, Inc........................................   3,323  1,623,533
   Bookoff Corp...........................................  43,300    356,990
   Calsonic Kansei Corp................................... 739,000  2,986,791
  #Can Do Co., Ltd........................................     551    750,686
  *Carchs Holdings Co., Ltd............................... 707,200    309,981
  #Central Sports Co., Ltd................................   8,800    125,875
   Chiyoda Co., Ltd....................................... 121,500  3,475,556
   Chofu Seisakusho Co., Ltd..............................  88,800  2,043,009
  #Chori Co., Ltd.........................................  69,200    756,247
   Chuo Spring Co., Ltd................................... 202,000    689,444
 #*Clarion Co., Ltd....................................... 591,000    924,125
   Cleanup Corp........................................... 131,900    864,999
   Colowide Co., Ltd...................................... 148,950  1,319,029
   Corona Corp............................................  76,200    939,114
  #Cross Plus, Inc........................................  22,000    225,967
  #Daido Metal Co., Ltd................................... 144,000    985,459
  #Daidoh, Ltd............................................ 119,400    681,800
 #*Daiei, Inc. (The)...................................... 521,250    986,421
  *Daiichikosho Co., Ltd..................................  61,400  1,519,128
  #Daikoku Denki Co., Ltd.................................  38,700    979,785
   Daimaruenawin Co., Ltd.................................     400      3,281
   Dainichi Co., Ltd......................................  54,900    540,030
  #Daisyo Corp............................................  54,300    682,030
  #DCM Holdings Co., Ltd.................................. 435,600  2,968,047
   Descente, Ltd.......................................... 232,000  1,357,791
  #Doshisha Co., Ltd......................................  55,400  1,541,893
   Doutor Nichires Holdings Co., Ltd...................... 143,886  1,811,111
   Dunlop Sports Co., Ltd.................................  46,700    595,304

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   Dynic Corp.............................................   128,000 $  243,748
   Eagle Industry Co., Ltd................................   119,000    744,548
  #Edion Corp.............................................   376,200  1,607,800
   Exedy Corp.............................................   146,700  2,867,539
   F&A Aqua Holdings, Inc.................................    70,220    830,362
  #FCC Co., Ltd...........................................   152,200  2,733,458
  #Fields Corp............................................    31,100    447,904
   Fine Sinter Co., Ltd...................................    49,000    150,735
  *First Juken Co., Ltd...................................     8,300     87,210
   Foster Electric Co., Ltd...............................   111,200  1,619,134
   France Bed Holdings Co., Ltd...........................   687,000  1,456,733
   Freesia Macross Corp...................................   252,000     37,898
  #F-Tech, Inc............................................    29,000    455,478
  #Fuji Co., Ltd..........................................    97,000  2,045,978
   Fuji Corp, Ltd.........................................   111,800    601,557
 #*Fuji Kiko Co., Ltd.....................................   148,000    458,338
   Fuji Kyuko Co., Ltd....................................   306,000  1,916,643
   Fuji Oozx, Inc.........................................     6,000     22,754
  #Fujibo Holdings, Inc...................................   429,000  1,772,678
   Fujikura Rubber, Ltd...................................    72,900    241,312
  #Fujita Kanko, Inc......................................   383,100  1,237,050
   Fujitsu General, Ltd...................................   285,000  2,474,641
   FuKoKu Co., Ltd........................................    13,200    115,275
   Funai Electric Co., Ltd................................    84,200  1,137,760
  #Furukawa Battery Co., Ltd..............................    71,000    305,245
 #*Futaba Industrial Co., Ltd.............................   257,900    969,460
   G-7 Holdings, Inc......................................    29,200    149,271
  *Gajoen Kanko Co........................................    37,000         --
   Gakken Holdings Co., Ltd...............................   322,000    883,159
   Genki Sushi Co., Ltd...................................    19,600    255,182
  #Geo Holdings Corp......................................     1,509  1,696,041
   GLOBERIDE, Inc.........................................   476,000    650,582
  #Goldwin, Inc...........................................   180,000  1,102,888
 #*Gourmet Kineya Co., Ltd................................    87,000    568,808
   GSI Creos Corp.........................................   239,000    323,172
  #G-Tekt Corp............................................    17,600    335,050
  #Gulliver International Co., Ltd........................    28,270  1,082,428
   Gunze, Ltd.............................................   878,000  2,198,841
  #H.I.S. Co., Ltd........................................   101,800  3,076,945
  #Hagihara Industries, Inc...............................     4,300     66,383
  *HAJIME CONSTRUCTION Co., Ltd...........................    34,400  1,084,271
   Hakuyosha Co., Ltd.....................................    86,000    225,369
  #Happinet Corp..........................................    73,400    618,892
   Hard Off Corp Co., Ltd.................................    33,200    230,377
   Haruyama Trading Co., Ltd..............................    47,900    237,940
  *Haseko Corp............................................ 6,870,500  4,385,674
   Hiday Hidaka Corp......................................    37,120    606,360
 #*Higashi Nihon House Co., Ltd...........................   172,000    618,760
  *HI-LEX Corp............................................     9,700    144,283
  #Himaraya Co., Ltd......................................    35,900    298,931
   Hiramatsu, Inc.........................................       178    159,854
   H-One Co., Ltd.........................................    26,100    203,320
  #Honeys Co., Ltd........................................    81,930  1,305,432
  #Hoosiers Corp..........................................     1,227    948,127
   I Metal Technology Co., Ltd............................   142,000    218,482
  #Ichibanya Co., Ltd.....................................    33,700  1,082,054
   Ichikawa Co., Ltd......................................    63,000    118,262
 #*Ichikoh Industries, Ltd................................   285,000    400,955
   Ikyu Corp..............................................       731    376,784
   Imasen Electric Industrial Co., Ltd....................    65,000    754,625
   Imperial Hotel, Ltd....................................    11,500    303,697

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   Impress Holdings, Inc..................................    41,800 $   66,067
   Intage, Inc............................................    22,900    472,948
  *Izuhakone Railway Co., Ltd.............................       300     20,293
 #*Izutsuya Co., Ltd......................................   375,000    230,085
  *Janome Sewing Machine Co., Ltd.........................   880,000    628,410
   Japan Vilene Co., Ltd..................................   145,000    615,834
   Japan Wool Textile Co., Ltd. (The).....................   310,000  2,128,302
   Jidosha Buhin Kogyo Co., Ltd...........................    79,000    247,284
  *Joban Kosan Co., Ltd...................................   189,000    258,089
  #Joshin Denki Co., Ltd..................................   205,000  2,244,853
  #JVC Kenwood Holdings, Inc..............................   809,630  2,873,783
  #Kadokawa Group Holdings, Inc...........................    88,600  2,723,555
  #Kappa Create Holdings Co., Ltd.........................    63,450  1,367,426
   Kasai Kogyo Co., Ltd...................................   122,000    496,309
  #Kawai Musical Instruments Manufacturing Co., Ltd.......   384,000    803,679
  #Keihin Corp............................................   204,700  2,471,293
  #Keiyo Co., Ltd.........................................   175,100    934,315
   Kentucky Fried Chicken Japan, Ltd......................    78,000  1,996,874
   Kimoto Co., Ltd........................................    77,300    412,897
 #*Kinki Nippon Tourist Co., Ltd..........................   300,000    360,653
  #Kinugawa Rubber Industrial Co., Ltd....................   233,000  1,362,811
  #Kisoji Co., Ltd........................................    81,900  1,679,727
  #Kohnan Shoji Co., Ltd..................................   139,700  1,691,587
  #Kojima Co., Ltd........................................   145,700    509,219
   Komatsu Seiren Co., Ltd................................   146,000    676,890
   Komeri Co., Ltd........................................   146,000  3,523,839
  #Konaka Co., Ltd........................................   116,660  1,152,199
  *Koshidaka Holdings Co., Ltd............................     5,500    150,850
  #Kourakuen Corp.........................................    31,600    459,897
  *K's Holdings Corp......................................       400     10,697
   KU Holdings Co., Ltd...................................    68,200    383,774
  #Kura Corp..............................................    55,400    771,880
   Kurabo Industries, Ltd................................. 1,090,000  1,679,797
   Kuraudia Co., Ltd......................................     5,700     71,276
   Kuroganeya Co., Ltd....................................    11,100     43,505
  #KYB Co., Ltd...........................................   733,000  2,638,094
   Kyoritsu Maintenance Co., Ltd..........................    52,560  1,124,971
   Kyoto Kimono Yuzen Co., Ltd............................    57,300    692,785
 #*Laox Co., Ltd..........................................   322,000     96,759
   LEC, Inc...............................................    24,200    302,420
  #Look, Inc..............................................   184,000    906,249
   Mamiya-Op Co., Ltd.....................................   285,000    528,447
  #Marche Corp............................................    23,000    208,322
   Mars Engineering Corp..................................    45,700  1,088,816
 #*Maruei Department Store Co., Ltd.......................   142,000    145,917
  *Maruzen CHI Holdings Co., Ltd..........................    11,800     32,691
   Maruzen Co., Ltd.......................................    46,000    320,588
 #*Matsuya Co., Ltd.......................................   139,800  1,466,299
   Matsuya Foods Co., Ltd.................................    47,300    856,811
  #Megane TOP Co., Ltd....................................   141,300  1,625,929
  #Meiko Network Japan Co., Ltd...........................    47,100    477,884
   Meiwa Estate Co., Ltd..................................    23,500    104,032
   Meiwa Industry Co., Ltd................................     7,000     14,064
   Mikuni Corp............................................   108,000    224,646
   Misawa Homes Co., Ltd..................................   109,100  1,604,945
   Mitsuba Corp...........................................   161,690  1,026,026
   Mitsui Home Co., Ltd...................................   155,000    755,816
   Mizuno Corp............................................   447,000  2,084,106
  *Monogatari Corp. (The).................................     1,900     42,724
   MOS Food Services, Inc.................................   120,300  2,301,047
   Mr Max Corp............................................   119,000    463,642

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   Murakami Corp..........................................     7,000 $   80,186
  #Musashi Seimitsu Industry Co., Ltd.....................   102,700  2,144,781
   Nafco Co., Ltd.........................................     1,300     21,975
  *Nagawa Co., Ltd........................................     4,400     82,748
  *Naigai Co., Ltd........................................ 2,643,000  1,555,663
  *Nakayamafuku Co., Ltd..................................     4,200     32,764
   NEC Mobiling, Ltd......................................    46,800  1,946,954
  #Nice Holdings, Inc.....................................   460,000    991,052
  #Nidec Copal Corp.......................................    88,700    670,513
  #Nidec Tosok Corp.......................................   109,300    718,442
  #Nifco, Inc.............................................   228,400  5,190,359
   Nihon Eslead Corp......................................    29,500    253,854
  #Nihon Plast Co., Ltd...................................     1,600      8,113
   Nihon Tokushu Toryo Co., Ltd...........................    56,000    239,104
   Nikkato Corp...........................................       700      3,780
  *Nippon Columbia Co., Ltd...............................   707,000    203,600
   Nippon Felt Co., Ltd...................................    67,200    334,895
  #Nippon Piston Ring Co., Ltd............................   350,000    564,761
   Nippon Seiki Co., Ltd..................................   186,400  1,791,370
  #Nishimatsuya Chain Co., Ltd............................   259,200  2,088,302
   Nissan Shatai Co., Ltd.................................   298,023  3,261,153
 #*Nissan Tokyo Sales Holdings Co., Ltd...................   236,000    957,834
  #Nissen Holdings Co., Ltd...............................   181,591    709,106
   Nissin Kogyo Co., Ltd..................................   178,000  2,558,240
   Nittan Valve Co., Ltd..................................    82,800    268,639
   Noritsu Koki Co., Ltd..................................   101,700    407,873
   Ohashi Technica, Inc...................................       600      4,065
  *Ohsho Food Service Corp................................    15,200    367,676
   Omikenshi Co., Ltd.....................................    22,000     12,407
   Onward Holdings Co., Ltd...............................   626,000  4,635,222
  *OPT, Inc...............................................        18     21,096
  *Otsuka Kagu, Ltd.......................................     3,400     33,242
   Pacific Industrial Co., Ltd............................   185,500  1,090,577
  *Pal Co., Ltd...........................................    26,400  1,348,152
   Paltac Corp............................................   107,434  1,573,437
   PanaHome Corp..........................................   398,200  2,489,259
  #Parco Co., Ltd.........................................    53,600    562,480
   Paris Miki Holdings, Inc...............................   160,600    872,970
   PIA Corp...............................................    25,200    363,093
   Piolax, Inc............................................    47,300    983,840
 #*Pioneer Electronic Corp................................ 1,294,100  3,100,263
   Plenus Co., Ltd........................................   101,200  1,646,328
  #Point, Inc.............................................    79,640  3,033,238
   Press Kogyo Co., Ltd...................................   488,000  2,040,998
   Pressance Corp.........................................    12,400    228,673
   Proto Corp.............................................    15,900    261,981
   Renaissance, Inc.......................................     9,000     58,396
 #*Renown, Inc............................................   242,600    315,689
  #Resort Solution Co., Ltd...............................   180,000    360,698
   Resorttrust, Inc.......................................   163,508  3,048,195
  #Rhythm Watch Co., Ltd..................................   650,000  1,206,632
   Right On Co., Ltd......................................    67,325    556,033
   Riken Corp.............................................   458,000  1,533,330
  #Ringer Hut Co., Ltd....................................    79,500  1,015,519
  #Riso Kyoiku Co., Ltd...................................    10,250    767,515
   Roland Corp............................................    92,800    622,163
   Round One Corp.........................................   352,300  1,782,442
  #Royal Holdings Co., Ltd................................   140,200  1,748,891
   Ryohin Keikaku Co., Ltd................................   104,000  6,887,238
 #*Sagami Chain Co., Ltd..................................    84,000    682,000
  #Saizeriya Co., Ltd.....................................   150,900  2,120,094

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #Sakai Ovex Co., Ltd...................................... 297,000 $  416,732
   SAN HOLDINGS, Inc........................................  13,600    231,834
  #Sanden Corp.............................................. 615,000  1,849,704
   Sangetsu Co., Ltd........................................ 125,925  3,352,827
  #Sanko Marketing Foods Co., Ltd...........................     120    146,637
  #Sankyo Seiko Co., Ltd.................................... 102,400    344,975
   Sanoh Industrial Co., Ltd................................ 126,700    747,744
  *Sanyo Electric Railway Co., Ltd..........................   1,000      3,783
   Sanyo Housing Nagoya Co., Ltd............................     415    441,422
   Sanyo Shokai, Ltd........................................ 678,000  1,995,957
   Scroll Corp..............................................  99,500    308,383
  *Seiko Holdings Corp...................................... 479,407  1,262,191
   Seiren Co., Ltd.......................................... 239,700  1,493,924
  #Senshukai Co., Ltd....................................... 165,200  1,040,690
   Septeni Holdings Co., Ltd................................     339    326,783
  *Seria Co., Ltd...........................................  49,800  1,006,863
  *Seven Seas Holdings Co., Ltd............................. 549,200     89,420
  *Shidax Corp..............................................   9,500     44,890
   Shikibo, Ltd............................................. 590,000    701,810
   Shimachu Co., Ltd........................................ 227,000  5,015,422
  #Shimojima Co., Ltd.......................................  19,600    227,283
   Shiroki Corp............................................. 285,000    622,812
   Shobunsha Publications, Inc.............................. 320,700  2,122,247
   Shochiku Co., Ltd........................................ 344,400  3,356,628
   Shoei Co., Ltd...........................................   1,600      8,716
   Showa Corp............................................... 320,400  2,964,674
   SKY Perfect JSAT Holdings, Inc...........................   8,199  3,746,371
   SNT Corp................................................. 103,800    420,291
   Soft99 Corp..............................................  70,600    421,760
   Sotoh Co., Ltd...........................................  49,700    471,127
   SPK Corp.................................................  16,800    283,510
   St. Marc Holdings Co., Ltd...............................  39,600  1,477,173
  *Starbucks Coffee Japan, Ltd..............................     304    214,030
 #*Start Today Co., Ltd..................................... 218,500  2,394,260
   Starts Corp., Inc........................................   1,000      6,241
   Studio Alice Co., Ltd....................................  45,400    698,205
   Suminoe Textile Co., Ltd................................. 328,000    608,225
   Sumitomo Forestry Co., Ltd............................... 436,666  3,907,773
 #*SxL Corp................................................. 460,000    728,288
   T. RAD Co., Ltd.......................................... 296,000    675,758
   Tachikawa Corp...........................................  50,800    285,996
   Tachi-S Co., Ltd......................................... 112,840  2,070,721
   Tact Home Co., Ltd.......................................     516    543,786
   Taiho Kogyo Co., Ltd.....................................  92,800    898,537
   Takamatsu Construction Group Co., Ltd....................  90,500  1,482,860
   Taka-Q Co., Ltd..........................................  10,000     32,908
   Take & Give Needs Co., Ltd...............................   3,610    296,406
   Takihyo Co., Ltd.........................................  41,000    211,272
   Tamron Co., Ltd..........................................  76,900  2,089,871
  #TBK Co., Ltd.............................................  89,000    437,689
  *Ten Allied Co., Ltd......................................  50,000    169,620
  #T-GAIA Corp.............................................. 125,800  1,209,734
   Tigers Polymer Corp......................................  59,000    194,565
   Toa Corp.................................................  32,000    227,555
   Toabo Corp............................................... 183,000    123,918
  *Toei Animation Co., Ltd..................................   6,400    152,674
   Toei Co., Ltd............................................ 344,000  1,887,351
  *Tohokushinsha Film Corp..................................   2,800     19,635
   Tokai Rika Co., Ltd...................................... 224,600  2,818,761
   Tokai Rubber Industries, Ltd............................. 188,700  1,671,674
  #Token Corp...............................................  35,150  1,543,438

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
  #Tokyo Derica Co., Ltd................................    37,900 $    593,354
 #*Tokyo Dome Corp......................................   806,200    2,718,214
   Tokyo Kaikan Co., Ltd................................    12,000       44,159
   Tokyo Soir Co., Ltd..................................    49,000      134,893
  #Tokyotokeiba Co., Ltd................................   828,000    1,234,800
   Tokyu Recreation Co., Ltd............................    77,000      443,335
  #Tomy Co., Ltd........................................   297,893    1,643,806
   Topre Corp...........................................   189,000    1,631,967
   Toridoll.Corp........................................    79,600    1,199,557
   Touei Housing Corp...................................    76,240      811,549
   Tow Co., Ltd.........................................     3,200       20,809
   Toyo Tire & Rubber Co., Ltd..........................   916,000    2,225,460
   Toyobo Co., Ltd...................................... 4,184,000    4,611,041
   TPR Co., Ltd.........................................   104,400    1,168,809
   TS Tech Co., Ltd.....................................   232,200    3,955,138
   TSI Holdings Co., Ltd................................   409,495    2,499,119
   *Tsukamoto Co., Ltd..................................   124,000      197,277
   Tsutsumi Jewelry Co., Ltd............................    49,300    1,132,106
   TV Asahi Corp........................................    32,600      420,318
   TV Tokyo Holdings Corp...............................    17,200      193,304
   Umenohana Co., Ltd...................................        44       95,081
   Unipres Corp.........................................   166,700    3,842,968
  #United Arrows, Ltd...................................    97,600    2,500,721
 #*Unitika, Ltd......................................... 2,595,000    1,299,730
 #*Usen Corp............................................   355,450      369,802
   U-Shin, Ltd..........................................   112,900      484,160
  *Village Vanguard Co., Ltd............................       120      119,074
   VT Holdings Co., Ltd.................................   104,800      743,976
   Watabe Wedding Corp..................................    29,500      240,320
  #WATAMI Co., Ltd......................................   105,600    2,362,040
  #West Holdings Corp...................................    32,000      407,468
   Wowow, Inc...........................................        89      208,402
   Xebio Co., Ltd.......................................   120,600    2,359,859
 #*Yamatane Corp........................................   361,000      470,033
   Yamato International, Inc............................     4,200       18,688
  #Yellow Hat, Ltd......................................    84,100    1,128,609
   Yomiuri Land Co., Ltd................................   225,000      709,978
   Yonex Co., Ltd.......................................    40,000      230,155
   Yorozu Corp..........................................    70,000    1,038,738
  #Yoshinoya Holdings Co., Ltd..........................     2,328    2,952,417
   Zenrin Co., Ltd......................................   131,800    1,614,637
  #Zensho Co., Ltd......................................   313,600    3,814,086
 #*Zojirushi Corp.......................................    16,000       54,931
                                                                   ------------
Total Consumer Discretionary............................            376,167,875
                                                                   ------------
Consumer Staples -- (8.9%)
  *Aderans Co., Ltd.....................................    82,650    1,081,583
  *Aeon Hokkaido Corp...................................   389,700    1,742,309
   Ahjikan Co., Ltd.....................................    10,500       97,368
   Ain Pharmaciez, Inc..................................    48,100    3,406,124
   Arcs Co., Ltd........................................   139,700    2,948,545
   Ariake Japan Co., Ltd................................   103,700    2,211,230
   Artnature, Inc.......................................     6,700      105,677
   Belc Co., Ltd........................................    13,400      197,919
   Cawachi, Ltd.........................................    81,900    1,747,043
   Chubu Shiryo Co., Ltd................................    89,000      569,197
   Chuo Gyorui Co., Ltd.................................    93,000      215,605
   Coca-Cola Central Japan Co., Ltd.....................   121,400    1,492,185
   Cocokara fine, Inc...................................    69,260    2,332,495
  #Cosmos Pharmaceutical Corp...........................    37,300    3,678,433
  *CREATE SD HOLDINGS Co., Ltd..........................    12,300      327,441

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
   CVS Bay Area, Inc......................................    27,000 $   25,679
   Daikokutenbussan Co., Ltd..............................    22,200    705,644
  #Dr. Ci:Labo Co., Ltd...................................       617  1,983,096
   Dydo Drinco, Inc.......................................    49,800  2,124,910
   Echo Trading Co., Ltd..................................    11,000     95,618
  #Ensuiko Sugar Refining Co., Ltd........................   102,000    233,861
   Ezaki Glico Co., Ltd...................................     5,000     56,378
   Fancl Corp.............................................   181,300  1,948,245
 #*First Baking Co., Ltd..................................   183,000    183,572
   Fuji Oil Co., Ltd......................................   268,900  3,579,115
   Fujicco Co., Ltd.......................................   116,600  1,495,445
 #*Fujiya Co., Ltd........................................   375,000    930,469
  *HABA Laboratories, Inc.................................       100      3,365
   Hagoromo Foods Corp....................................    40,000    550,892
   Harashin Narus Holdings Co., Ltd.......................    61,500  1,145,894
  *Hayashikane Sangyo Co., Ltd............................   284,000    228,042
   Heiwado Co., Ltd.......................................   152,800  2,126,346
   Hohsui Corp............................................   127,000    162,428
   Hokkaido Coca-Cola Bottling Co., Ltd...................    87,000    434,772
  #Hokuto Corp............................................   113,700  2,272,553
   Inageya Co., Ltd.......................................   172,800  2,111,716
  #Ito En, Ltd............................................    18,300    344,366
   Itochu-Shokuhin Co., Ltd...............................    27,400  1,001,647
   Itoham Foods, Inc......................................   674,800  2,696,635
   Izumiya Co., Ltd.......................................   447,000  2,212,376
   J-Oil Mills, Inc.......................................   477,000  1,237,399
  #Kameda Seika Co., Ltd..................................    70,100  1,740,206
   Kasumi Co., Ltd........................................   210,300  1,372,711
   Kato Sangyo Co., Ltd...................................   109,300  1,976,914
  *Kenko Mayonnaise Co., Ltd..............................       900      8,850
   Key Coffee, Inc........................................    73,600  1,431,100
   Kirindo Co., Ltd.......................................    28,300    187,942
   Kose Corp..............................................   150,100  3,239,496
   Kusuri No Aoki Co., Ltd................................    20,100  1,047,009
   Kyodo Shiryo Co., Ltd..................................   387,000    441,749
  #Kyokuyo Co., Ltd.......................................   371,000    823,350
  #Life Corp..............................................   183,400  2,832,577
  #Lion Corp..............................................    57,000    329,317
  #Mandom Corp............................................    91,000  2,401,540
   Marudai Food Co., Ltd..................................   465,000  1,631,417
  #Maruetsu, Inc. (The)...................................   375,000  1,235,510
   Maruha Nichiro Holdings, Inc........................... 2,030,069  3,335,894
  #Matsumotokiyoshi Holdings Co., Ltd.....................   152,100  3,662,852
  *Maxvalu Tohok Co., Ltd.................................    15,800    137,219
   Maxvalu Tokai Co., Ltd.................................    57,500    812,123
   Megmilk Snow Brand Co., Ltd............................   222,200  3,751,649
   Meito Sangyo Co., Ltd..................................    53,600    681,680
   Mikuni Coca-Cola Bottling Co., Ltd.....................   171,600  1,425,616
   Milbon Co., Ltd........................................    52,314  1,692,486
   Ministop Co., Ltd......................................    75,800  1,279,234
  #Mitsubishi Shokuhin Co., Ltd...........................    87,800  2,140,536
  #Mitsui Sugar Co., Ltd..................................   454,850  1,465,481
   Miyoshi Oil & Fat Co., Ltd.............................   261,000    323,928
   Morinaga & Co., Ltd....................................   933,000  2,055,602
   Morinaga Milk Industry Co., Ltd........................   921,000  3,045,581
  #Morishita Jinton Co., Ltd..............................    47,800    226,365
   Morozoff, Ltd..........................................   127,000    442,182
   Nagatanien Co., Ltd....................................   123,000  1,210,485
   Nakamuraya Co., Ltd....................................   198,000    977,224
   Natori Co., Ltd........................................     2,500     27,321
  #Nichimo Co., Ltd.......................................   161,000    330,689

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
  #Nichirei Corp........................................ 1,248,000 $  6,884,055
  #Nihon Chouzai Co., Ltd...............................    20,300      539,258
   Niitaka Co., Ltd.....................................     7,260       85,519
   Nippon Beet Sugar Manufacturing Co., Ltd.............   543,000    1,040,161
   Nippon Flour Mills Co., Ltd..........................   557,000    2,330,628
  #Nippon Formula Feed Manufacturing Co., Ltd...........   363,000      464,373
  #Nippon Suisan Kaisha, Ltd............................ 1,182,600    2,592,458
   Nisshin Oillio Group, Ltd. (The).....................   550,000    2,024,970
   Nissin Sugar Holdings Co., Ltd.......................    15,500      294,825
   Nitto Fuji Flour Milling Co., Ltd....................    64,000      235,754
  #Noevir Holdings Co., Ltd.............................    34,300      524,085
   Oenon Holdings, Inc..................................   261,000      641,550
  #Oie Sangyo Co., Ltd..................................    20,900      211,677
   Okuwa Co., Ltd.......................................   115,000    1,548,732
   Olympic Corp.........................................    64,900      560,509
  *OUG Holdings, Inc....................................     9,000       16,691
   Pietro Co., Ltd......................................     5,100       54,645
   Pigeon Corp..........................................    91,800    4,229,895
  #Poplar Co., Ltd......................................    25,760      165,185
   Prima Meat Packers, Ltd..............................   701,000    1,265,569
  *Qol Co., Ltd.........................................       200        1,833
  #Riken Vitamin Co., Ltd...............................    79,200    2,081,120
   Rock Field Co., Ltd..................................    50,100      898,876
   S Foods, Inc.........................................    73,762      688,276
   S.T. Chemical Co., Ltd...............................    75,100      830,416
   Sakata Seed Corp.....................................   164,600    2,126,954
   San-A Co., Ltd.......................................    29,200    1,133,740
   Sapporo Holdings, Ltd................................ 1,621,000    4,526,839
  #Shoei Foods Corp.....................................    44,000      329,608
   Showa Sangyo Co., Ltd................................   524,000    1,752,117
   Sogo Medical Co., Ltd................................    23,300      839,958
   Starzen Co., Ltd.....................................   293,000      873,352
   Takara Holdings, Inc.................................   834,500    6,250,961
   Three F Co., Ltd.....................................     4,100       23,427
  #Tobu Store Co., Ltd..................................   205,000      664,905
   Toho Co., Ltd........................................   170,000      655,822
  #Tohto Suisan Co., Ltd................................   138,000      210,925
   Torigoe Co., Ltd. (The)..............................    86,600      676,352
   Toyo Sugar Refining Co., Ltd.........................   157,000      167,335
  *Tsuruha Holdings, Inc................................    73,200    5,548,589
   Uoriki Co., Ltd......................................     1,500       18,207
   Valor Co., Ltd.......................................   175,400    2,999,455
   Warabeya Nichiyo Co., Ltd............................    51,360    1,048,756
   Welcia Holdings Co., Ltd.............................    25,500      937,094
   Yaizu Suisankagaku Industry Co., Ltd.................    41,000      378,416
   Yamaya Corp..........................................    10,400      149,418
   Yaoko Co., Ltd.......................................    40,800    1,666,609
  #Yokohama Reito Co., Ltd..............................   189,100    1,284,264
   Yomeishu Seizo Co., Ltd..............................   100,000      882,609
   Yonekyu Corp.........................................   100,000      812,399
   Yuasa Funashoku Co., Ltd.............................   112,000      260,910
  #Yukiguni Maitake Co., Ltd............................    99,056      323,897
   Yutaka Foods Corp....................................     6,000      114,071
                                                                   ------------
Total Consumer Staples..................................            168,635,501
                                                                   ------------
Energy -- (0.8%)
   AOC Holdings, Inc....................................   182,800      627,654
   BP Castrol K.K.......................................    66,500      288,320
 #*Fuji Kosan Co., Ltd..................................    33,100      182,207
   Itochu Enex Co., Ltd.................................   302,200    1,579,981
   Japan Drilling Co., Ltd..............................    22,200      642,747

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
   Japan Oil Transportation Co., Ltd.....................    79,000 $   178,056
   Kanto Natural Gas Development Co., Ltd................   155,000     819,978
 #*Kyoei Tanker Co., Ltd.................................   111,000     231,763
   Mitsuuroko Holdings Co., Ltd..........................   166,300   1,083,496
   Modec, Inc............................................    50,100   1,017,588
  #Nippon Gas Co., Ltd...................................   148,900   2,603,182
   Nippon Seiro Co., Ltd.................................    64,000     177,238
  #Sala Corp.............................................   128,500     789,513
   San-Ai Oil Co., Ltd...................................   273,000   1,196,988
   Shinko Plantech Co., Ltd..............................   188,400   1,547,811
   Sinanen Co., Ltd......................................   251,000   1,072,930
   Toa Oil Co., Ltd......................................   352,000     396,989
   Toyo Kanetsu K.K......................................   536,000   1,041,706
                                                                    -----------
Total Energy.............................................            15,478,147
                                                                    -----------
Financials -- (10.7%)
   77 Bank, Ltd. (The)...................................   155,000     590,263
   Aichi Bank, Ltd. (The)................................    54,200   3,000,817
   Airport Facilities Co., Ltd...........................   125,070     576,718
  *Aizawa Securities Co., Ltd............................       300         536
   Akita Bank, Ltd. (The)................................   895,400   2,457,897
   Aomori Bank, Ltd. (The)...............................   900,000   2,673,081
   Asax Co., Ltd.........................................        17      16,552
   Awa Bank, Ltd. (The)..................................   673,000   4,022,474
   Bank of Iwate, Ltd. (The).............................    72,700   3,369,803
   Bank of Kochi, Ltd. (The).............................     3,000       2,971
   Bank of Nagoya, Ltd. (The)............................   752,297   2,575,420
   Bank of Okinawa, Ltd. (The)...........................    96,000   3,996,314
   Bank of Saga, Ltd. (The)..............................   626,000   1,373,186
   Bank of the Ryukyus, Ltd..............................   177,580   2,233,074
  *Chiba Kogyo Bank, Ltd. (The)..........................   181,900     912,428
   Chukyo Bank, Ltd. (The)...............................   675,000   1,521,063
  *Cosmos Initia Co., Ltd................................    53,000     351,379
   Daibiru Corp..........................................   238,900   1,932,870
   Daikyo, Inc........................................... 1,585,000   4,228,516
   Daisan Bank, Ltd. (The)...............................   674,000   1,198,020
   Daishi Bank, Ltd. (The)............................... 1,494,000   4,936,839
   Daito Bank, Ltd. (The)................................   562,000     492,729
   Ehime Bank, Ltd. (The)................................   664,000   1,697,874
   Eighteenth Bank, Ltd. (The)........................... 1,088,000   2,852,620
   FIDEA Holdings Co., Ltd...............................   396,600     785,221
   Fukui Bank, Ltd. (The)................................ 1,003,000   2,114,541
   Fukushima Bank, Ltd. (The)............................ 1,026,000     655,383
   Fuyo General Lease Co., Ltd...........................    84,500   2,364,507
   Goldcrest Co., Ltd....................................    84,690   1,273,361
   Heiwa Real Estate Co., Ltd............................   174,300   2,039,045
   Higashi-Nippon Bank, Ltd..............................   662,000   1,427,634
   Higo Bank, Ltd. (The).................................   818,000   4,827,321
   Hokkoku Bank, Ltd. (The).............................. 1,190,000   4,296,076
   Hokuetsu Bank, Ltd. (The).............................   965,000   1,850,251
  *Hulic Co., Ltd........................................    48,000     381,971
   Hyakugo Bank, Ltd. (The).............................. 1,116,609   4,886,171
   Hyakujishi Bank, Ltd. (The)........................... 1,097,000   4,300,766
   IBJ Leasing Co., Ltd..................................    85,800   2,168,568
  *Ichigo Group Holdings Co., Ltd........................        19       2,714
   Ichiyoshi Securities Co., Ltd.........................   166,400     869,919
  #Iida Home Max Co., Ltd................................    88,100     777,302
   Iwai Cosmo Holdings, Inc..............................    53,800     182,532
   J Trust Co., Ltd......................................    17,200     253,101
  *Japan Asia Investment Co., Ltd........................   469,000     282,990
 #*Jimoto Holdings, Inc..................................   132,800     213,501

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
  *Jowa Holdings Co., Ltd.................................       700 $   12,843
   Juroku Bank, Ltd....................................... 1,473,000  4,779,955
  #kabu.com Securities Co., Ltd...........................   438,600  1,210,591
   Kabuki-Za Co., Ltd.....................................    39,000  2,244,717
  #Kagoshima Bank, Ltd. (The).............................   668,000  4,258,892
  *Kansai Urban Banking Corp..............................   160,000    196,629
   Keihanshin Building Co., Ltd...........................    33,600    160,883
   Keiyo Bank, Ltd. (The).................................   709,000  3,108,261
  *Kenedix, Inc...........................................    11,449  1,487,416
   Kita-Nippon Bank, Ltd. (The)...........................    49,406  1,349,780
   Kiyo Holdings, Inc..................................... 3,313,900  4,529,074
   Kobayashi Yoko Co., Ltd................................   208,500    465,280
  #Kosei Securities Co., Ltd..............................   285,000    265,169
   Kyokuto Securities Co., Ltd............................   100,900    766,558
  *Leopalace21 Corp.......................................   646,085  1,945,226
   Marusan Securities Co., Ltd............................   303,000    936,606
  #Matsui Securities Co., Ltd.............................   525,200  3,541,825
   Michinoku Bank, Ltd. (The).............................   736,000  1,437,895
   Mie Bank, Ltd. (The)...................................   208,000    443,277
   Minato Bank, Ltd. (The)................................ 1,063,000  1,903,855
   Mito Securities Co., Ltd...............................   263,000    466,386
   Miyazaki Bank, Ltd. (The)..............................   703,000  1,726,380
  #Monex Group, Inc.......................................    10,334  1,761,112
   Musashino Bank, Ltd....................................   152,300  4,362,228
   Nagano Bank, Ltd. (The)................................   360,000    685,314
   Nanto Bank, Ltd. (The).................................   550,000  2,804,461
  *New Real Property K.K..................................    43,900         --
   Nisshin Fudosan Co., Ltd...............................    95,000    506,992
  *North Pacific Bank, Ltd................................   770,300  1,990,612
   Ogaki Kyoritsu Bank, Ltd. (The)........................ 1,410,000  4,963,527
   Oita Bank, Ltd. (The)..................................   789,900  2,652,826
   Okasan Securities Group, Inc...........................   832,000  3,143,114
  *Osaka Securities Exchange Co., Ltd.....................       193    719,420
  *Relo Holdings, Inc.....................................    19,000    631,932
   Ricoh Leasing Co., Ltd.................................    84,600  1,970,679
   San-in Godo Bank, Ltd. (The)...........................   791,000  5,471,237
  *Sawada Holdings Co., Ltd...............................     6,500     35,785
  #SBI Holdings, Inc......................................    70,160    491,328
   Senshu Ikeda Holdings, Inc.............................   234,100  1,459,537
  #Shiga Bank, Ltd........................................   206,000  1,347,543
   Shikoku Bank, Ltd......................................   893,000  2,214,979
  *SHIMANE BANK, Ltd. (The)...............................       600      8,033
   Shimizu Bank, Ltd......................................    40,300  1,182,933
 #*Sparx Group Co., Ltd...................................     1,477     96,814
   Sumitomo Real Estate Sales Co., Ltd....................    45,150  2,125,942
   Sun Frontier Fudousan Co., Ltd.........................       208     66,815
   Taiko Bank, Ltd. (The).................................    84,000    206,394
  *Takagi Securities Co., Ltd.............................   206,000    215,117
  *Takara Leben Co., Ltd..................................   168,200  1,803,333
   TOC Co., Ltd...........................................   435,250  2,317,834
   Tochigi Bank, Ltd......................................   726,000  2,547,864
   Toho Bank, Ltd.........................................   947,200  3,167,725
   Toho Real Estate Co., Ltd..............................   140,700    769,379
   Tohoku Bank, Ltd. (The)................................   433,000    624,076
   Tokai Tokyo Financial Holdings, Inc.................... 1,129,000  4,067,662
  #Tokyo Rakutenchi Co., Ltd..............................   218,000    817,247
  *Tokyo Tatemono Co., Ltd................................ 1,893,000  7,791,021
  #Tokyo Theatres Co., Inc................................   362,000    462,521
   Tokyo Tomin Bank, Ltd..................................   151,400  1,303,300
  #Tokyu Livable, Inc.....................................   110,800  1,442,768
   Tomato Bank, Ltd.......................................   422,000    745,995

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
   TOMONY Holdings, Inc.................................   691,550 $  2,902,394
   Tosei Corp...........................................     1,398      523,692
   Tottori Bank, Ltd....................................   330,000      678,304
   Towa Bank, Ltd....................................... 1,384,000    1,368,829
   Toyo Securities Co., Ltd.............................   331,000      570,083
   Tsukuba Bank, Ltd. (The).............................   282,200      905,231
   Yachiyo Bank, Ltd. (The).............................    42,500      758,789
   Yamagata Bank, Ltd...................................   681,500    3,005,490
   Yamanashi Chuo Bank, Ltd.............................   744,000    3,011,318
                                                                   ------------
Total Financials........................................            202,903,346
                                                                   ------------
Health Care -- (4.7%)
   As One Corp..........................................    72,368    1,495,964
   Asahi Intecc Co., Ltd................................     6,400      189,980
   ASKA Pharmaceutical Co., Ltd.........................   106,000      552,345
   BML, Inc.............................................    45,100    1,136,844
   CMIC Holdings Co., Ltd...............................    37,000      564,919
   Create Medic Co., Ltd................................    28,000      280,838
   Daito Pharmaceutical Co., Ltd........................    23,700      405,968
   Eiken Chemical Co., Ltd..............................    74,800    1,027,868
   EPS Corp.............................................       583    1,739,879
   FALCO SD HOLDINGS Co., Ltd...........................    36,300      428,923
   Fuso Pharmaceutical Industries, Ltd..................   344,000    1,111,107
   Hitachi Medical Corp.................................    85,000    1,044,570
   Hogy Medical Co., Ltd................................    57,400    2,936,786
   Iwaki & Co., Ltd.....................................    66,000      142,050
  #Japan Medical Dynamic Marketing, Inc.................    44,900      134,549
   JCR Pharmaceuticals Co., Ltd.........................    10,200      118,767
  *Jeol, Ltd............................................   296,000      616,135
   JMS Co., Ltd.........................................   126,000      394,226
   Kaken Pharmaceutical Co., Ltd........................   364,000    5,637,927
   Kawanishi Holdings, Ltd..............................     3,000       27,825
   Kawasumi Laboratories, Inc...........................    46,300      252,365
   Kissei Pharmaceutical Co., Ltd.......................   106,300    1,812,061
   KYORIN Holdings, Inc.................................   214,000    4,524,370
  *Mani, Inc............................................    10,000      371,402
  #Medical System Network Co., Ltd......................    27,400      149,425
 #*Message Co., Ltd.....................................       433    1,335,317
  #Mochida Pharmaceutical Co., Ltd......................   295,000    3,805,742
  #Nagaileben Co., Ltd..................................    50,900      747,389
  *Nakanishi, Inc.......................................     2,900      316,498
   Nichii Gakkan Co.....................................   234,000    2,131,110
   Nichi-iko Pharmaceutical Co., Ltd....................    21,100      446,397
   Nihon Kohden Corp....................................   173,900    6,468,886
   Nikkiso Co., Ltd.....................................   303,000    3,618,127
   Nippon Chemiphar Co., Ltd............................   151,000    1,002,377
   Nippon Shinyaku Co., Ltd.............................   239,000    2,879,212
  #Nipro Corp...........................................   585,900    4,005,903
   Nissui Pharmaceutical Co., Ltd.......................    64,200      671,212
   Paramount Bed Holdings Co., Ltd......................    47,000    1,638,445
   Rion Co., Ltd........................................     5,000       34,216
   Rohto Pharmaceutical Co., Ltd........................   424,000    5,843,559
  #Sawai Pharmaceutical Co., Ltd........................    40,300    4,451,796
   Seikagaku Corp.......................................   179,800    2,061,135
 #*Shin Nippon Biomedical Laboratories, Ltd.............    24,700      118,187
   Ship Healthcare Holdings, Inc........................   155,600    5,188,557
   Shofu, Inc...........................................     4,000       44,771
   Taiko Pharmaceutical Co., Ltd........................    22,500      211,070
   Techno Medica Co., Ltd...............................        24      139,842
   Toho Holdings Co., Ltd...............................   217,800    4,452,305
   Tokai Corp...........................................    18,200      448,652

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
Health Care -- (Continued)
   Torii Pharmaceutical Co., Ltd...........................  65,200 $ 1,443,252
  #Towa Pharmaceutical Co., Ltd............................  46,900   2,980,142
  #Tsukui Corp.............................................  60,700   1,414,962
   Vital KSK Holdings, Inc................................. 151,300   1,532,391
 #*Wakamoto Pharmaceutical Co., Ltd........................ 100,000     265,977
  #ZERIA Pharmaceutical Co., Ltd........................... 109,000   1,740,976
                                                                    -----------
Total Health Care..........................................          88,535,498
                                                                    -----------
Industrials -- (23.2%)
 #*A&A Material Corp....................................... 235,000     197,335
   Advan Co., Ltd..........................................  96,900   1,016,602
 #*Advanex, Inc............................................  73,000      66,794
  #Aeon Delight Co., Ltd...................................  87,100   1,792,145
  #Aica Kogyo Co., Ltd..................................... 246,200   4,167,837
   Aichi Corp.............................................. 132,000     526,393
   Aida Engineering, Ltd................................... 276,800   1,761,887
   Airtech Japan, Ltd......................................   2,600      10,913
   Alinco, Inc.............................................   4,800      38,963
   Alps Logistics Co., Ltd.................................  50,700     499,924
   Altech Co., Ltd.........................................   5,300      14,310
  #Altech Corp.............................................  37,150     294,573
   Ando Corp............................................... 450,000     507,544
   Anest Iwata Corp........................................ 155,000     587,167
 #*Arrk Corp............................................... 221,700     482,312
   Asahi Diamond Industrial Co., Ltd....................... 253,200   2,242,333
   Asahi Kogyosha Co., Ltd................................. 109,000     360,461
 #*Asanuma Corp............................................ 796,000     539,425
   Asia Air Survey Co., Ltd................................  30,000      99,849
   Asunaro Aoki Construction Co., Ltd...................... 154,000     833,906
   Ataka Construction & Engineering Co., Ltd...............  60,000     243,694
   Bando Chemical Industries, Ltd.......................... 360,000   1,096,115
  #Benefit One, Inc........................................     143     146,962
   Bunka Shutter Co., Ltd.................................. 227,000     969,203
   Central Glass Co., Ltd.................................. 898,000   2,599,139
   Central Security Patrols Co., Ltd.......................  43,700     432,425
   Chiyoda Integre Co., Ltd................................  14,400     148,378
   Chudenko Corp........................................... 130,500   1,161,805
  #Chugai Ro Co., Ltd...................................... 342,000     916,924
   CKD Corp................................................ 262,700   1,339,948
   COMSYS Holdings Corp....................................   5,900      78,432
  #Cosel Co., Ltd.......................................... 111,900   1,444,946
   CTI Engineering Co., Ltd................................  44,600     271,876
   Dai-Dan Co., Ltd........................................ 156,000     921,632
   Daido Kogyo Co., Ltd.................................... 145,000     232,807
   Daifuku Co., Ltd........................................ 406,500   2,032,094
  *Daihatsu Diesel Manufacturing Co., Ltd..................  12,000      30,385
  #Daihen Corp............................................. 487,000   1,305,181
   Daiho Corp.............................................. 763,000     889,588
 #*Daiichi Chuo K.K........................................ 596,000     470,394
   Daiichi Jitsugyo Co., Ltd............................... 198,000     828,523
  #Daiseki Co., Ltd........................................ 179,263   2,418,095
  #Daiseki Eco. Solution Co., Ltd..........................      97     136,189
  *Daisue Construction Co., Ltd............................ 117,500      66,300
   Daiwa Industries, Ltd................................... 178,000     756,427
   Daiwa Odakyu Construction Co., Ltd......................  48,500      91,664
  *Danto Holdings Corp..................................... 206,000     209,168
   Denyo Co., Ltd..........................................  85,100     901,934
   Dijet Industrial Co., Ltd...............................  80,000     137,427
   DMW Corp................................................   4,800      83,151
  *Dream Incubator, Inc....................................     173     146,201
   Duskin Co., Ltd......................................... 223,500   4,244,799

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Ebara Jitsugyo Co., Ltd................................     8,900 $  135,626
   Eidai Co., Ltd.........................................    17,000     68,167
   Emori & Co., Ltd.......................................    10,300    104,390
 #*en-japan, Inc..........................................       108    115,530
  *Enshu, Ltd.............................................   194,000    150,769
 #*Fudo Tetra Corp........................................   317,300    418,044
  #Fujikura, Ltd.......................................... 1,656,000  4,607,975
 #*Fujisash Co., Ltd......................................    72,000     63,276
   Fujitec Co., Ltd.......................................   323,000  1,935,605
  #Fukuda Corp............................................   575,000  2,182,878
   Fukushima Industries Corp..............................    29,700    522,397
  #Fukuyama Transporting Co., Ltd.........................   629,400  3,303,851
   Funai Consulting, Inc..................................   101,600    668,207
  *Furukawa Co., Ltd...................................... 1,407,000  1,252,037
 #*Furukawa Electric Co., Ltd............................. 2,035,000  4,058,161
  #Furusato Industries, Ltd...............................    50,600    443,863
   Futaba Corp............................................   154,300  1,821,536
   Gecoss Corp............................................   112,400    762,429
   Glory, Ltd.............................................   246,600  5,985,033
   Hamakyorex Co., Ltd....................................    19,700    614,132
   Hanwa Co., Ltd.........................................   883,000  3,086,635
  #Hazama Corp............................................   390,600    865,990
  #Hibiya Engineering, Ltd................................   125,900  1,420,732
   Hisaka Works, Ltd......................................    81,000    563,568
  *Hitachi Cable, Ltd.....................................   823,000  1,081,538
   Hitachi Koki Co., Ltd..................................   233,100  1,671,996
   Hitachi Metals Techno, Ltd.............................    56,500    344,395
   Hitachi Tool Engineering, Ltd..........................    94,000    879,594
   Hitachi Zosen Corp..................................... 3,596,000  4,505,574
   Hokuetsu Industries Co., Ltd...........................    85,000    181,233
   Hokuriku Electrical Construction Co., Ltd..............    56,000    160,824
   Hoshizaki Electric Co., Ltd............................    27,700    754,219
   Hosokawa Micron Corp...................................   142,000    785,754
   Howa Machinery, Ltd....................................   524,000    492,957
   Ichiken Co., Ltd.......................................    87,000    162,499
   Ichinen Holdings Co., Ltd..............................    74,800    453,952
   Idec Corp..............................................   137,300  1,078,124
  #Iino Kaiun Kaisha, Ltd.................................   401,600  1,146,883
   Inaba Denki Sangyo Co., Ltd............................    87,400  2,385,844
   Inaba Seisakusho Co., Ltd..............................    58,800    722,645
   Inabata & Co., Ltd.....................................   317,300  2,050,848
 #*Inui Steamship Co., Ltd................................    95,900    235,387
   Iseki & Co., Ltd.......................................   765,000  1,755,106
   Ishii Iron Works Co., Ltd..............................   114,000    184,353
  *Ishikawa Seisakusho, Ltd...............................   101,000     78,530
  #Itoki Corp.............................................   174,200  1,083,689
 #*Iwasaki Electric Co., Ltd..............................   221,000    316,027
   Iwatani Corp...........................................   887,000  3,476,470
   Jalux, Inc.............................................    40,800    425,837
   Jamco Corp.............................................    80,000    385,536
  #Japan Airport Terminal Co., Ltd........................   182,600  1,984,872
  *Japan Bridge Corp......................................    11,300     36,200
  #Japan Foundation Engineering Co., Ltd..................   162,500    599,391
   Japan Pulp & Paper Co., Ltd............................   464,000  1,383,167
   Japan Transcity Corp...................................   231,000    790,131
   JK Holdings Co., Ltd...................................    92,540    449,295
  #JP-Holdings, Inc.......................................    43,700    544,056
  #Juki Corp..............................................   345,000    423,597
   Kamei Corp.............................................   153,000  1,321,878
   Kanaden Corp...........................................   116,000    675,719
   Kanagawa Chuo Kotsu Co., Ltd...........................   192,000  1,130,004

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
  #Kanamoto Co., Ltd......................................   124,000 $1,513,324
   Kandenko Co., Ltd......................................   461,000  2,147,099
  *Kanematsu Corp......................................... 2,078,625  2,451,964
 #*Kanematsu-NNK Corp.....................................   125,000    205,251
  *Katakura Industries Co., Ltd...........................   115,100    994,588
   Kato Works Co., Ltd....................................   287,000    792,377
   KAWADA TECHNOLOGIES, Inc...............................   100,200  1,298,136
   Kawasaki Kinkai Kisen Kaisha, Ltd......................    99,000    234,365
 #*Kawasaki Kisen Kaisha, Ltd............................. 4,568,000  5,790,221
   Keihin Co., Ltd. (The).................................   199,000    229,442
  *KI Holdings Co., LTD...................................    92,000    117,588
   Kimura Chemical Plants Co., Ltd........................    74,900    236,512
   King Jim Co., Ltd......................................    19,300    155,325
   Kinki Sharyo Co., Ltd..................................   185,000    596,123
   Kintetsu World Express, Inc............................    79,000  2,225,082
  #Kitagawa Iron Works Co., Ltd...........................   369,000    614,951
   Kitano Construction Corp...............................   242,000    585,133
   Kitazawa Sangyo Co., Ltd...............................    54,500    104,015
   Kito Corp..............................................        99     82,875
   Kitz Corp..............................................   443,300  1,872,180
   Kodensha Co., Ltd. (The)...............................    14,000     26,892
   Koike Sanso Kogyo Co., Ltd.............................   149,000    315,546
   Kokusai Co., Ltd.......................................     5,500     42,001
   Kokuyo Co., Ltd........................................   372,325  2,892,829
   KOMAIHALTEC, Inc.......................................   167,000    441,334
   Komatsu Wall Industry Co., Ltd.........................    48,300    649,613
   Komori Corp............................................   407,800  2,135,987
   Kondotec, Inc..........................................    81,600    479,878
 #*Kosaido Co., Ltd.......................................   356,100  1,248,449
  #KRS Corp...............................................    37,200    438,177
  *Kumagai Gumi Co., Ltd..................................   626,800    565,721
   Kuroda Electric Co., Ltd...............................   134,700  1,517,913
   Kyodo Printing Co., Ltd................................   540,000  1,211,082
  *Kyokuto Boeki Kaisha, Ltd..............................    58,000     87,293
   Kyokuto Kaihatsu Kogyo Co., Ltd........................   210,100  1,749,819
   Kyoritsu Printing Co., Ltd.............................     5,400     19,133
   Kyosan Electric Manufacturing Co., Ltd.................   225,000    732,975
   Kyowa Exeo Corp........................................   390,700  4,100,745
   Kyudenko Corp..........................................   204,000    923,191
  *Lonseal Corp...........................................   116,000    114,900
   Maeda Corp.............................................   845,000  3,737,980
   Maeda Road Construction Co., Ltd.......................   291,000  3,653,982
   Maezawa Industries, Inc................................    35,700     83,309
   Maezawa Kasei Industries Co., Ltd......................    50,700    529,642
   Maezawa Kyuso Industries Co., Ltd......................    50,400    637,266
  #Makino Milling Machine Co., Ltd........................   481,000  2,261,527
   Marubeni Construction Material Lease Co., Ltd..........    75,000    111,874
   Marufuji Sheet Piling Co., Ltd.........................     1,000      2,245
   Maruka Machinery Co., Ltd..............................    28,100    340,435
   Maruwn Corp............................................    59,400    139,289
   Maruyama Manufacturing Co., Inc........................   158,000    303,099
   Maruzen Showa Unyu Co., Ltd............................   306,000    893,055
   Matsuda Sangyo Co., Ltd................................    80,682  1,073,038
   Matsui Construction Co., Ltd...........................   128,600    447,843
   Max Co., Ltd...........................................   189,000  2,067,378
  #Meidensha Corp.........................................   807,050  2,842,881
  #Meiji Shipping Co., Ltd................................   107,200    390,628
   Meisei Industrial Co., Ltd.............................    44,000    139,015
   Meitec Corp............................................   144,000  3,170,488
  *Meito Transportation Co., Ltd..........................    22,000    163,135
  #Meiwa Trading Co., Ltd.................................   140,000    555,686

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Mesco, Inc.............................................    30,000 $  228,643
  #Minebea Co., Ltd....................................... 1,334,000  4,384,759
   Mirait Holdings Corp...................................   281,685  2,282,739
   Mitani Corp............................................    53,700    584,173
   Mitsubishi Kakoki Kaisha, Ltd..........................   230,000    377,693
   Mitsubishi Pencil Co., Ltd.............................   104,500  1,849,663
   Mitsubishi Research Institute, Inc.....................     7,100    157,849
   Mitsuboshi Belting Co., Ltd............................   287,000  1,589,769
   Mitsui Engineering & Shipbuilding Co., Ltd............. 2,593,000  3,118,696
  *Mitsui Matsushima Co., Ltd.............................   601,000    851,273
   Mitsui-Soko Co., Ltd...................................   492,000  1,504,572
   Mitsumura Printing Co., Ltd............................    93,000    278,503
  #Miura Co., Ltd.........................................   137,600  3,144,655
   Miyachi Corp...........................................    24,500    155,044
 #*Miyaji Engineering Group, Inc..........................   851,175  1,450,099
  #Mori Seiki Co., Ltd....................................   474,500  2,971,917
   Morita Holdings Corp...................................   156,000  1,310,664
   Moshi Moshi Hotline, Inc...............................   217,300  3,272,790
  #NAC Co., Ltd...........................................    25,400    563,023
   Nachi-Fujikoshi Corp...................................   785,000  2,440,547
   Nagase & Co., Ltd......................................    23,400    249,622
   Nakano Corp............................................     5,500     10,077
   Namura Shipbuilding Co., Ltd...........................    14,500     43,230
   Narasaki Sangyo Co., Ltd...............................    56,000     88,510
   NEC Capital Solutions, Ltd.............................    45,100    633,180
  #Nichias Corp...........................................   436,000  2,136,756
   Nichiban Co., Ltd......................................   122,000    382,317
  *Nichiden Corp..........................................    19,000    512,547
   Nichiha Corp...........................................   107,480  1,153,871
   Nichireki Co., Ltd.....................................    96,000    455,126
  #Nihon M&A Center, Inc..................................    51,900  1,559,975
   Nihon Trim Co., Ltd....................................     6,300    170,617
   Nikko Co., Ltd.........................................   127,000    477,268
   Nippo Corp.............................................   259,000  2,935,556
   Nippon Carbon Co., Ltd.................................   533,000    909,005
   Nippon Conveyor Co., Ltd...............................   194,000    172,589
   Nippon Densetsu Kogyo Co., Ltd.........................   191,000  1,738,089
   Nippon Denwa Shisetsu Co., Ltd.........................   203,000    617,627
   Nippon Filcon Co., Ltd.................................    70,900    346,817
   Nippon Hume Corp.......................................   112,000    568,437
   Nippon Jogesuido Sekkei Co., Ltd.......................       295    414,056
  #Nippon Kanzai Co., Ltd.................................    43,000    797,267
   Nippon Koei Co., Ltd...................................   282,000    921,124
   Nippon Konpo Unyu Soko Co., Ltd........................   263,100  3,170,044
  #Nippon Parking Development Co., Ltd....................     7,133    386,845
   Nippon Road Co., Ltd. (The)............................   254,000    938,893
   Nippon Seisen Co., Ltd.................................   103,000    366,450
  #Nippon Sharyo, Ltd.....................................   324,000  1,177,854
 #*Nippon Sheet Glass Co., Ltd............................ 4,441,000  3,678,326
  #Nippon Signal Co., Ltd.................................   234,600  1,314,481
   Nippon Steel Trading Co., Ltd..........................   294,000    685,457
   Nippon Thompson Co., Ltd...............................   297,000  1,027,572
   Nippon Tungsten Co., Ltd...............................    80,000    121,213
   Nippon Yusoki Co., Ltd.................................   138,000    370,259
   Nishimatsu Construction Co., Ltd....................... 1,855,000  2,904,239
   Nishio Rent All Co., Ltd...............................    15,900    189,064
  *Nishishiba Electric Co., Ltd...........................    45,000     54,708
   Nissei Corp............................................   104,600    926,281
   Nissei Plastic Industrial Co., Ltd.....................   337,000  1,276,409
 #*Nissha Printing Co., Ltd...............................   139,400  1,064,993
   Nisshinbo Holdings, Inc................................   653,000  4,271,975

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Nissin Corp............................................   350,000 $  868,108
  #Nissin Electric Co., Ltd...............................   203,000  1,174,825
   Nitchitsu Co., Ltd.....................................    58,000    120,009
   Nitta Corp.............................................   107,400  1,652,052
   Nitto Boseki Co., Ltd..................................   905,000  2,975,346
   Nitto Kogyo Corp.......................................   149,000  2,281,474
  #Nitto Kohki Co., Ltd...................................    68,300  1,543,804
   Nitto Seiko Co., Ltd...................................   122,000    319,273
  #Nittoc Construction Co., Ltd...........................   113,000    406,671
  #Nittoku Engineering Co., Ltd...........................    58,200    650,040
  #Noda Corp..............................................   169,300    722,822
   Nomura Co., Ltd........................................   205,000    741,287
   Noritake Co., Ltd......................................   531,000  1,238,394
   Noritz Corp............................................   132,900  2,183,371
  *NS United Kaiun Kaisha, Ltd............................   470,000    512,413
 #*NTN Corp............................................... 2,301,000  4,128,033
   Obara Corp.............................................    36,200    396,850
  #Obayashi Road Corp.....................................   175,000    445,303
  *Odelic Co., Ltd........................................     1,400     28,537
   Oiles Corp.............................................   123,842  2,327,402
  *Okamoto Machine Tool Works, Ltd........................   163,000    167,546
   Okamura Corp...........................................   289,900  2,103,667
   Okano Valve Manufacturing Co., Ltd.....................    42,000    107,747
   Oki Electric Cable Co., Ltd............................    90,000    132,013
  *OKK Corp...............................................   288,000    328,319
   OKUMA Corp.............................................   656,000  4,009,393
   Okumura Corp...........................................   780,400  2,512,185
   Onoken Co., Ltd........................................    58,900    470,981
   Organo Corp............................................   174,000  1,027,681
   OSG Corp...............................................   329,000  4,312,629
   Oyo Corp...............................................   100,900  1,226,243
  #P.S. Mitsubishi Construction Co., Ltd..................    76,800    323,188
  #Pasco Corp.............................................    74,000    211,247
   Pasona Group, Inc......................................       359    221,574
  #Penta-Ocean Construction Co., Ltd...................... 1,411,500  3,394,298
   Pilot Corp.............................................       774  1,392,572
   Pronexus, Inc..........................................   133,200    782,421
  #Raito Kogyo Co., Ltd...................................   238,500  1,139,368
   Rheon Automatic Machinery Co., Ltd.....................    64,000    142,025
   Ryobi, Ltd.............................................   583,200  1,187,246
  #Sakai Heavy Industries, Ltd............................   190,000    521,712
   Sakai Moving Service Co., Ltd..........................     2,000     43,151
  *Sakurada Co., Ltd......................................    10,000      1,634
 #*Sanix, Inc.............................................   126,100    369,585
   Sanki Engineering Co., Ltd.............................   340,000  1,571,488
  #Sanko Metal Industrial Co., Ltd........................   122,000    301,259
   Sankyo-Tateyama Holdings, Inc.......................... 1,710,000  3,706,721
   Sankyu, Inc............................................ 1,251,000  4,358,022
   Sanritsu Corp..........................................    16,700    102,454
   Sanwa Holdings Corp.................................... 1,039,000  4,153,730
   Sanyo Denki Co., Ltd...................................   210,000  1,137,932
   Sanyo Engineering & Construction, Inc..................    48,000    151,291
   Sanyo Industries, Ltd..................................    77,000    144,759
   Sasebo Heavy Industries Co., Ltd.......................   584,000    519,820
 #*Sata Construction Co., Ltd.............................   128,000     88,012
   Sato Holdings Corp.....................................   111,200  1,547,465
   Sato Shoji Corp........................................    65,300    392,312
   Sawafuji Electric Co., Ltd.............................    30,000     73,320
   Secom Joshinetsu Co., Ltd..............................    33,900    880,882
   Seibu Electric Industry Co., Ltd.......................    67,000    286,225
   Seika Corp.............................................   285,000    742,542

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
 #*Seikitokyu Kogyo Co., Ltd..............................   542,000 $  346,077
   Seino Holdings Co., Ltd................................   720,000  4,151,386
   Sekisui Jushi Co., Ltd.................................   144,000  1,403,445
  #Senko Co., Ltd.........................................   400,000  1,618,796
  #Senshu Electric Co., Ltd...............................    37,300    436,746
   Shibusawa Warehouse Co., Ltd...........................   231,000    669,343
   Shibuya Kogyo Co., Ltd.................................    80,100    903,649
  #Shima Seiki Manufacturing Co., Ltd.....................   123,700  1,574,239
   Shin Nippon Air Technologies Co., Ltd..................    88,780    486,161
   Shin-Keisei Electric Railway Co., Ltd..................   174,000    782,277
  #Shinmaywa Industries, Ltd..............................   440,000  2,387,528
   Shinnihon Corp.........................................   194,800    453,688
   Shinsho Corp...........................................   205,000    365,152
   Shinwa Co., Ltd........................................     7,100     79,025
   SHO-BOND Holdings Co., Ltd.............................   101,600  3,072,690
   Shoko Co., Ltd.........................................   323,000    493,757
   Showa Aircraft Industry Co., Ltd.......................   112,000    550,522
  #Sinfonia Technology Co., Ltd...........................   502,000    837,079
   Sintokogio, Ltd........................................   201,000  1,418,476
   Soda Nikka Co., Ltd....................................    67,000    286,223
   Sodick Co., Ltd........................................   217,900    827,854
   Sohgo Security Services Co., Ltd.......................   269,300  3,784,416
   Sotetsu Holdings, Inc..................................   597,000  2,026,057
  #Space Co., Ltd.........................................    73,420    660,856
   Subaru Enterprise Co., Ltd.............................    59,000    183,191
   Sugimoto & Co., Ltd....................................    34,100    318,123
   Sumikin Bussan Corp....................................   228,000    557,247
 #*Sumiseki Holdings, Inc.................................   133,200    116,661
   Sumitomo Densetsu Co., Ltd.............................    98,100    884,935
 #*Sumitomo Mitsui Construction Co., Ltd.................. 1,020,000    639,559
   Sumitomo Precision Products Co., Ltd...................   156,000    660,623
   Sumitomo Warehouse Co., Ltd............................   608,000  2,543,728
   Suzuki Metal Industry Co., Ltd.........................     1,000      1,316
   SWCC Showa Holdings Co., Ltd........................... 1,732,000  1,236,592
   Tadano, Ltd............................................   509,579  3,759,339
   Taihei Dengyo Kaisha, Ltd..............................   158,000  1,021,179
   Taihei Kogyo Co., Ltd..................................   256,000  1,020,202
   Taiheiyo Kouhatsu, Inc.................................   166,000    149,836
   Taikisha, Ltd..........................................   136,700  2,902,418
   Takada Kiko Co., Ltd...................................   247,000    472,997
   Takano Co., Ltd........................................    51,100    253,111
 #*Takaoka Toko Holdings Co., Ltd.........................    44,820    656,888
  #Takara Printing Co., Ltd...............................    38,055    276,140
   Takara Standard Co., Ltd...............................   501,000  3,759,850
   Takasago Thermal Engineering Co., Ltd..................   291,400  2,292,885
  #Takashima & Co., Ltd...................................   211,000    708,728
  *Takeuchi Manufacturing Co., Ltd........................    10,600     93,853
   Takigami Steel Construction Co., Ltd...................    50,000    133,307
   Takisawa Machine Tool Co., Ltd.........................   244,000    290,519
   Takuma Co., Ltd........................................   365,000  1,857,675
  #Tanseisha Co., Ltd.....................................    84,000    249,625
  #Tatsuta Electric Wire & Cable Co., Ltd.................   237,000  2,357,613
   TECHNO ASSOCIE Co., Ltd................................    58,400    465,297
   Techno Ryowa, Ltd......................................    71,390    342,576
   Teikoku Electric Manufacturing Co., Ltd................    31,800    404,923
   Teikoku Sen-I Co., Ltd.................................    97,000    727,242
   Tekken Corp............................................   763,000    974,984
  #Temp Holdings Co., Ltd.................................    48,600    583,905
   Teraoka Seisakusho Co., Ltd............................    53,600    211,599
   TOA Corp...............................................   784,000  1,120,746
  #TOA ROAD Corp..........................................   161,000    429,591

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
  *Tobishima Corp.......................................   479,600 $    444,738
   Tocalo Co., Ltd......................................    68,300      992,648
   Toda Corp............................................ 1,019,000    3,076,754
   Toenec Corp..........................................   212,000    1,163,171
   TOKAI Holdings Corp..................................   229,700      935,026
   Tokai Lease Co., Ltd.................................    98,000      205,078
   Tokyo Energy & Systems, Inc..........................   143,000      622,802
   Tokyo Keiki, Inc.....................................   287,000      453,986
  *Tokyo Kikai Seisakusho, Ltd..........................   300,000      146,450
   Tokyo Sangyo Co., Ltd................................    78,000      248,170
   Tokyu Community Corp.................................    32,900    1,180,355
   Tokyu Construction Co., Ltd..........................   191,490      350,110
   Toli Corp............................................   236,000      484,604
  #Tomoe Corp...........................................   115,500      377,823
  #Tomoe Engineering Co., Ltd...........................    20,800      350,978
   Tonami Holdings Co., Ltd.............................   331,000      734,332
   Toppan Forms Co., Ltd................................   213,400    2,010,269
   Torishima Pump Manufacturing Co., Ltd................    90,400      631,765
   Toshiba Machine Co., Ltd.............................   563,000    2,442,184
   Toshiba Plant Systems & Services Corp................   191,450    2,590,332
   Tosho Printing Co., Ltd..............................   243,000      380,838
   Totetsu Kogyo Co., Ltd...............................   129,400    1,482,216
  #Toyo Construction Co., Ltd...........................   287,300      875,819
   Toyo Electric Manufacturing Co., Ltd.................   162,000      443,944
   Toyo Engineering Corp................................   581,400    2,406,470
   Toyo Machinery & Metal Co., Ltd......................    42,400       97,241
  #Toyo Tanso Co., Ltd..................................    51,600      978,922
  #Toyo Wharf & Warehouse Co., Ltd......................   274,000      433,398
  #Trancom Co., Ltd.....................................    19,400      366,993
   Trinity Industrial Corp..............................    56,000      177,238
   Trusco Nakayama Corp.................................    98,900    1,783,049
   Tsubakimoto Chain Co., Ltd...........................   620,700    3,040,807
   Tsubakimoto Kogyo Co., Ltd...........................    97,000      280,878
 #*Tsudakoma Corp.......................................   211,000      269,562
  #Tsugami Corp.........................................   333,000    2,077,456
   Tsukishima Kikai Co., Ltd............................   127,000    1,074,552
   Tsurumi Manufacturing Co., Ltd.......................    94,000      706,492
   TTK Co., Ltd.........................................    62,000      279,563
   Uchida Yoko Co., Ltd.................................   331,000      899,901
  #Ueki Corp............................................   406,000      793,841
  #Union Tool Co., Ltd..................................    59,700      903,957
   Utoc Corp............................................    92,900      271,131
 #*Wakachiku Construction Co., Ltd...................... 1,204,000    1,071,306
  *Wakita & Co., Ltd....................................    47,000      331,552
  #Weathernews, Inc.....................................    33,000    1,093,380
   Yahagi Construction Co., Ltd.........................   141,500      602,777
   Yamabiko Corp........................................    28,882      371,919
   Yamato Corp..........................................    82,000      274,284
   Yamaura Corp.........................................    34,500       96,059
   Yamazen Co., Ltd.....................................   305,500    1,883,270
   Yasuda Warehouse Co., Ltd. (The).....................    95,800      629,270
   Yokogawa Bridge Holdings Corp........................   140,400    1,021,730
   Yondenko Corp........................................   132,800      481,098
   Yuasa Trading Co., Ltd...............................   894,000    1,479,770
   Yuken Kogyo Co., Ltd.................................   157,000      269,600
   Yurtec Corp..........................................   256,000      857,500
   Yusen Logistics Co., Ltd.............................    85,400      723,361
  #Yushin Precision Equipment Co., Ltd..................    53,034      930,157
                                                                   ------------
Total Industrials.......................................            440,161,049
                                                                   ------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (9.6%)
  *1st Holdings, Inc........................................  20,700 $  133,169
   A&D Co., Ltd.............................................  44,300    142,632
   Ai Holdings Corp......................................... 251,400  1,600,438
   Aichi Tokei Denki Co., Ltd............................... 113,000    386,863
   Aiphone Co., Ltd.........................................  71,400  1,237,393
   Allied Telesis Holdings K.K.............................. 470,700    419,039
   Alpha Systems, Inc.......................................  32,760    386,887
  #Alps Electric Co., Ltd................................... 808,000  4,776,946
   Amano Corp............................................... 281,000  2,306,092
  #Anritsu Corp............................................. 392,000  4,931,192
   AOI Electronic Co., Ltd..................................  35,200    519,822
   Argo Graphics, Inc.......................................   5,100     66,236
   Arisawa Manufacturing Co., Ltd........................... 138,600    329,745
   Asahi Net, Inc...........................................  63,000    305,220
   Axell Corp...............................................  33,500    822,271
  *Bit-isle, Inc............................................  57,800    537,368
   CAC Corp.................................................  63,500    534,688
   Canon Electronics, Inc................................... 102,600  2,162,191
  #Capcom Co., Ltd..........................................  74,900  1,428,479
   Chino Corp............................................... 151,000    370,954
   CMK Corp................................................. 263,200    858,966
   Computer Engineering & Consulting, Ltd...................  61,500    353,100
   Core Corp................................................  45,700    418,300
   Cresco, Ltd..............................................  23,200    152,186
   Cybernet Systems Co., Ltd................................      85     23,388
  #Cybozu, Inc..............................................   1,347    428,384
  *DA Consortium, Inc.......................................       9      2,699
  *Dai-ichi Seiko Co., Ltd..................................  40,400    552,524
   Daishinku Corp...........................................  97,000    275,018
   Daito Electron Co., Ltd..................................   5,900     24,417
   Daiwabo Holdings Co., Ltd................................ 971,000  1,799,248
  #Denki Kogyo Co., Ltd..................................... 319,000  1,467,489
 #*Digital Garage, Inc......................................     783  1,510,044
   DKK TOA Corp.............................................  31,000    108,638
   DTS Corp................................................. 101,400  1,400,783
   Dwango Co., Ltd..........................................     308    509,427
   Eizo Nanao Corp..........................................  81,900  1,284,895
   Elecom Co., Ltd..........................................  16,700    264,818
  #Elematec Corp............................................  20,271    259,352
   EM Systems Co., Ltd......................................   8,400    190,643
  #Enplas Corp..............................................  42,400  1,514,655
   ESPEC Corp...............................................  96,800    775,676
   Excel Co., Ltd...........................................  12,800    107,578
  *F@N Communications, Inc..................................      76    150,907
   Faith, Inc...............................................   1,942    204,912
 #*FDK Corp................................................. 355,000    284,588
  *Ferrotec Corp............................................ 131,700    518,378
   Fuji Electronics Co., Ltd................................  28,600    383,227
  #Fuji Soft, Inc........................................... 100,600  2,135,786
   Fujitsu Frontech, Ltd....................................  77,500    411,369
   Furuno Electric Co., Ltd.................................  10,000     38,843
   Furuya Metal Co., Ltd....................................   1,800     48,870
   Future Architect, Inc....................................   1,172    453,479
  #GMO Internet, Inc........................................ 321,000  2,246,764
   GMO Payment Gateway, Inc.................................   8,100    131,116
 #*GungHo Online Entertainment, Inc.........................     185    907,653
   Gurunavi, Inc............................................  25,800    286,015
   Hakuto Co., Ltd..........................................  73,700    671,410
   Hioki EE Corp............................................  28,200    481,313
   Hitachi Kokusai Electric, Inc............................ 249,500  1,692,719
   Hochiki Corp.............................................  97,000    491,329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
  #Hokuriku Electric Industry Co., Ltd...................... 330,000 $  360,028
   Horiba, Ltd.............................................. 179,850  4,907,305
   Hosiden Corp............................................. 275,600  1,494,641
   Icom, Inc................................................  49,700  1,038,833
  *Ikegami Tsushinki Co., Ltd............................... 174,000    102,493
   Ines Corp................................................ 202,300  1,290,780
   I-Net Corp...............................................  47,800    341,980
  *Infocom Corp.............................................      76     94,856
   Information Services International-Dentsu, Ltd...........  76,700    668,694
   Innotech Corp............................................  61,800    258,037
   Internet Initiative Japan, Inc........................... 102,200  2,670,395
  *Iriso Electronics Co., Ltd...............................  13,900    192,702
   IT Holdings Corp......................................... 376,801  4,696,096
   ITC Networks Corp........................................  85,900    688,386
   ITFOR, Inc...............................................  34,300    122,871
  *Iwatsu Electric Co., Ltd................................. 354,000    248,385
   Japan Aviation Electronics Industry, Ltd................. 252,600  2,013,882
  #Japan Cash Machine Co., Ltd..............................  79,315    676,078
   Japan Digital Laboratory Co., Ltd........................ 109,700  1,143,185
 #*Japan Radio Co., Ltd..................................... 230,000    527,726
  #Jastec Co., Ltd..........................................  61,400    422,226
   JBCC Holdings, Inc.......................................  75,900    525,368
   JFE Systems, Inc.........................................     163    145,521
   JIEC Co., Ltd............................................     156    184,695
  *Justsystems Corp.........................................  28,600     76,381
   Kaga Electronics Co., Ltd................................ 103,300    941,125
   Kanematsu Electronics, Ltd...............................  83,100    923,413
   Koa Corp................................................. 157,400  1,230,981
   Kyoden Co., Ltd.......................................... 156,900    232,426
  #Kyoei Sangyo Co., Ltd....................................  97,000    159,118
   Kyowa Electronic Instruments Co., Ltd....................  56,000    173,660
   Lasertec Corp............................................  41,000    745,508
   Macnica, Inc.............................................  50,100    987,116
  #Macromill, Inc........................................... 105,800  1,293,985
   Marubun Corp.............................................  98,500    410,718
  #Maruwa Co., Ltd..........................................  45,400  1,337,270
  *Marvelous AQL, Inc.......................................   1,031    336,169
  #Megachips Corp...........................................  99,400  2,220,758
  #Meiko Electronics Co., Ltd...............................  31,700    245,683
   Meisei Electric Co., Ltd................................. 307,000    257,676
  #Melco Holdings, Inc......................................  62,700  1,308,708
  *Micronics Japan Co., Ltd.................................   8,000     29,091
   Mimasu Semiconductor Industry Co., Ltd...................  86,881    682,900
  *Miraial Co., Ltd.........................................   7,400    141,049
   Miroku Jyoho Service Co., Ltd............................ 105,000    450,096
  *Mitsui High-Tec, Inc..................................... 131,600    978,336
   Mitsui Knowledge Industry Co., Ltd.......................   3,643    594,728
  *Mitsumi Electric Co., Ltd................................ 424,500  2,043,200
   MTI, Ltd.................................................     383    369,374
  #Mutoh Holdings Co., Ltd.................................. 160,000    350,925
  *Nagano Japan Radio Co., Ltd..............................  44,000     56,191
   Nagano Keiki Co., Ltd....................................   5,300     46,867
   Nakayo Telecommunications, Inc........................... 485,000  1,603,711
   NEC Fielding, Ltd........................................  95,000  1,115,363
   NEC Networks & System Integration Corp................... 109,600  2,002,215
   Net One Systems Co., Ltd................................. 434,500  4,836,269
  *New Japan Radio Co., Ltd.................................   2,000      3,713
   Nichicon Corp............................................ 270,300  1,840,139
   Nidec Copal Electronics Corp.............................  56,800    290,291
   Nifty Corp...............................................     324    503,493
  #Nihon Dempa Kogyo Co., Ltd...............................  83,400    905,328

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
   Nihon Unisys, Ltd......................................   251,575 $1,829,210
  #Nippon Ceramic Co., Ltd................................    88,600  1,186,323
 #*Nippon Chemi-Con Corp..................................   655,000    952,682
   Nippon Kodoshi Corp....................................     2,300     20,723
   Nippon Systemware Co., Ltd.............................    27,900    110,779
   Nohmi Bosai, Ltd.......................................   123,000    778,717
   NS Solutions Corp......................................    79,400  1,607,145
   NSD Co., Ltd...........................................   183,000  1,751,916
 #*Nuflare Technology, Inc................................       117    890,443
   Obic Business Consultants Co., Ltd.....................    23,550  1,244,257
   Ohara, Inc.............................................    14,300    108,929
   Okaya Electric Industries Co., Ltd.....................    73,000    288,940
 #*Oki Electric Industry Co., Ltd......................... 3,198,000  3,212,793
   ONO Sokki Co., Ltd.....................................   103,000    453,548
  #Optex Co., Ltd.........................................    38,200    409,230
   Origin Electric Co., Ltd...............................   141,000    547,185
   Osaki Electric Co., Ltd................................   152,000    815,227
   Panasonic Industrial Devices SUNX Co., Ltd.............   110,800    446,962
   Panasonic Information Systems Co., Ltd.................    13,600    326,111
   PCA Corp...............................................    17,500    218,725
 #*Renesas Electronics Corp...............................   153,200    567,395
   Riken Keiki Co., Ltd...................................    78,500    487,814
   Riso Kagaku Corp.......................................    71,100  1,153,566
   Roland DG Corp.........................................    54,400    587,279
   Ryoden Trading Co., Ltd................................   147,000    832,478
   Ryosan Co., Ltd........................................   158,500  2,675,469
   Ryoyo Electro Corp.....................................   113,200  1,131,124
  #Sanken Electric Co., Ltd...............................   531,000  1,658,727
   Sanko Co., Ltd.........................................     9,000     24,819
   Sanshin Electronics Co., Ltd...........................   139,500  1,048,127
   Satori Electric Co., Ltd...............................    79,080    428,223
   Saxa Holdings, Inc.....................................   307,000    503,574
   SCSK Corp..............................................   145,263  2,473,606
  #Seiko Epson Corp.......................................   663,300  3,688,714
  *Shibaura Electronics Co., Ltd..........................     5,700     65,238
 #*Shibaura Mechatronics Corp.............................   147,000    244,915
  #Shindengen Electric Manufacturing Co., Ltd.............   346,000    802,771
   Shinkawa, Ltd..........................................    68,300    292,131
   Shinko Electric Industries Co., Ltd....................   342,500  2,132,507
   Shinko Shoji Co., Ltd..................................    89,900    777,886
   Shizuki Electric Co., Inc..............................   103,000    361,274
  #Siix Corp..............................................    83,900  1,236,936
   Simplex Holdings, Inc..................................     1,569    477,712
  #SMK Corp...............................................   294,000    737,234
   Softbank Technology Corp...............................       500      4,961
   Soshin Electric Co., Ltd...............................     4,600     17,104
   SRA Holdings, Inc......................................    49,700    541,749
   Star Micronics Co., Ltd................................   196,400  1,838,473
   Sumida Corp............................................    53,049    248,564
   Sun-Wa Technos Corp....................................    12,600     92,615
   Systena Corp...........................................     1,117    963,662
   Tachibana Eletech Co., Ltd.............................    62,400    506,611
  #Taiyo Yuden Co., Ltd...................................   499,400  4,236,718
   Tamura Corp............................................   344,000    753,970
 #*Teac Corp..............................................   351,000    114,277
   Tecmo Koei Holdings Co., Ltd...........................   150,730  1,233,800
   Teikoku Tsushin Kogyo Co., Ltd.........................   176,000    290,921
  *Thine Electronics, Inc.................................        33     27,284
   TKC Corp...............................................    86,800  1,694,256
 #*Toko, Inc..............................................   232,000    532,047
  #Tokyo Electron Device, Ltd.............................       342    577,329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
Information Technology -- (Continued)
   Tokyo Seimitsu Co., Ltd............................... 183,100 $  2,766,587
   Tomen Devices Corp....................................   2,400       51,683
   Tomen Electronics Corp................................  52,600      667,415
  #Topcon Corp........................................... 198,200      940,354
   Tose Co., Ltd.........................................  22,100      138,329
   Toshiba TEC Corp...................................... 631,000    2,948,840
  #Toukei Computer Co., Ltd..............................  26,810      378,958
  #Towa Corp.............................................  95,200      534,717
   Toyo Corp............................................. 139,400    1,593,786
   Transcosmos, Inc...................................... 122,300    1,362,218
   UKC Holdings Corp.....................................  24,600      459,182
 #*Ulvac, Inc............................................ 211,000    1,335,832
   Uniden Corp........................................... 377,000      880,189
  *UT Holdings Co., Ltd..................................     113       60,976
  #V Technology Co., Ltd.................................     195      348,570
   Wacom Co., Ltd........................................   1,731    5,027,984
  *Wellnet Corp..........................................  10,700       90,873
   Y.A.C. Co., Ltd.......................................  37,700      228,073
  *Yamaichi Electronics Co., Ltd.........................  75,700      122,575
  *Yashima Denki Co., Ltd................................     100          426
   Yokowo Co., Ltd.......................................  69,500      336,481
  *Zappallas, Inc........................................     374      333,718
   Zuken, Inc............................................  94,600      592,908
                                                                  ------------
Total Information Technology.............................          182,222,047
                                                                  ------------
Materials -- (9.6%)
   Achilles Corp......................................... 703,000      907,159
   Adeka Corp............................................ 389,900    2,940,581
   Agro-Kanesho Co., Ltd.................................  14,000       75,192
   Aichi Steel Corp...................................... 484,000    1,802,354
   Alconix Corp..........................................  16,600      272,359
   Arakawa Chemical Industries, Ltd......................  67,700      527,203
   Araya Industrial Co., Ltd............................. 276,000      370,009
  #Asahi Holdings, Inc................................... 115,950    1,955,572
   Asahi Organic Chemicals Industry Co., Ltd............. 343,000      812,337
  #Asahi Printing Co., Ltd...............................     800       21,268
  *C Uyemura & Co., Ltd..................................   2,700       88,917
   Chuetsu Pulp & Paper Co., Ltd......................... 568,000      967,938
 #*Chugai Mining Co., Ltd................................ 852,400      149,713
   Chugoku Marine Paints, Ltd............................ 287,000    1,416,891
  *Chugokukogyo Co., Ltd.................................  62,000       62,230
   Chuo Denki Kogyo Co., Ltd.............................  90,000      304,539
 #*Co-Op Chemical Co., Ltd............................... 159,000      178,959
   Dai Nippon Toryo, Ltd................................. 533,000      561,676
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd................  14,300      210,345
   Daiichi Kogyo Seiyaku Co., Ltd........................ 146,000      355,096
   Daiken Corp........................................... 401,000      884,647
   Daiki Aluminium Industry Co., Ltd.....................  66,000      170,421
   Dainichiseika Colour & Chemicals Manufacturing
      Co., Ltd........................................... 319,000    1,338,760
  #Daio Paper Corp....................................... 411,500    2,273,096
   Daiso Co., Ltd........................................ 355,000      983,567
   DC Co., Ltd........................................... 113,900      334,442
   Dynapac Co., Ltd......................................  25,000       68,932
   Earth Chemical Co., Ltd...............................  50,100    1,860,283
   FP Corp...............................................  61,200    4,600,656
   Fuji Seal International, Inc..........................  88,400    1,883,257
   Fujikura Kasei Co., Ltd...............................  96,500      408,054
   Fujimi, Inc...........................................  59,700    1,165,821
   Fujimori Kogyo Co., Ltd...............................  26,000      615,968
   Fumakilla, Ltd........................................  85,000      289,240
  #Furukawa-Sky Aluminum Corp............................ 409,000      959,237

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
   Geostar Corp...........................................    14,000 $   24,587
   Godo Steel, Ltd........................................   899,000  1,340,483
   Gun Ei Chemical Industry Co., Ltd......................   347,000    843,169
   Harima Chemicals, Inc..................................    73,300    336,751
  #Hodogaya Chemical Co., Ltd.............................   265,000    494,777
   Hokkan Holdings, Ltd...................................   283,000    797,872
   Hokko Chemical Industry Co., Ltd.......................    90,000    247,043
  #Hokuetsu Kishu Paper Co., Ltd..........................   862,199  4,417,725
 #*Hokushin Co., Ltd......................................    61,400    137,087
   Honshu Chemical Industry Co., Ltd......................    32,000    159,362
   Ihara Chemical Industry Co., Ltd.......................   161,000    761,542
   Ise Chemical Corp......................................    83,000    521,528
 #*Ishihara Sangyo Kaisha, Ltd............................ 1,503,500  1,167,836
   Ishizuka Glass Co., Ltd................................   109,000    181,416
   Japan Carlit Co., Ltd..................................    59,800    300,383
   Japan Pure Chemical Co., Ltd...........................        59    133,045
   JCU Corp...............................................     5,600    194,768
   JSP Corp...............................................   103,900  1,344,626
  #Kanto Denka Kogyo Co., Ltd.............................   203,000    320,870
   Katakura Chikkarin Co., Ltd............................    43,000     99,278
   Kawakin Holdings Co., Ltd..............................    11,000     39,698
   Kawasaki Kasei Chemicals, Ltd..........................   121,000    136,577
   Koatsu Gas Kogyo Co., Ltd..............................   163,493    850,738
  *KOGI Corp..............................................    30,000     52,558
   Kohsoku Corp...........................................    61,900    531,349
   Konishi Co., Ltd.......................................    66,900  1,002,749
 #*Kumiai Chemical Industry Co., Ltd......................   242,000  1,097,098
   Kureha Corp............................................   594,500  2,312,052
  #Kurimoto, Ltd..........................................   702,000  2,146,613
   Kurosaki Harima Corp...................................   221,000    509,946
  #Kyoei Steel, Ltd.......................................    76,600  1,194,512
   Kyowa Leather Cloth Co., Ltd...........................    71,700    234,553
   Lintec Corp............................................   218,400  3,777,789
   MEC Co., Ltd...........................................    63,300    177,674
  *Mitsubishi Paper Mills, Ltd............................ 1,159,000    987,025
   Mitsubishi Steel Manufacturing Co., Ltd................   593,000  1,011,894
  *Mitsui Mining & Smelting Co., Ltd...................... 2,683,000  5,679,528
   Mory Industries, Inc...................................   154,000    426,460
   Nakabayashi Co., Ltd...................................   181,000    382,990
 #*Nakayama Steel Works, Ltd..............................   639,000    312,232
   Neturen Co., Ltd.......................................   152,800    932,628
 #*New Japan Chemical Co., Ltd............................   115,700    393,619
   Nichia Steel Works, Ltd................................   175,900    405,623
   Nihon Kagaku Sangyo Co., Ltd...........................    78,000    485,407
   Nihon Nohyaku Co., Ltd.................................   230,000  1,020,190
   Nihon Parkerizing Co., Ltd.............................   240,000  3,622,056
   Nihon Yamamura Glass Co., Ltd..........................   490,000  1,019,044
  #Nippon Carbide Industries Co., Inc.....................   270,000    671,150
  *Nippon Chemical Industrial Co., Ltd....................   297,000    368,736
   Nippon Chutetsukan K.K.................................    50,000    111,098
   Nippon Chuzo K.K.......................................   111,000    118,358
   Nippon Coke & Engineering Co., Ltd..................... 1,032,500  1,216,653
  #Nippon Concrete Industries Co., Ltd....................   180,000    558,950
   Nippon Denko Co., Ltd..................................   444,000  1,039,843
   Nippon Fine Chemical Co., Ltd..........................    85,600    566,456
  #Nippon Kasei Chemical Co., Ltd.........................   309,000    387,347
 #*Nippon Kinzoku Co., Ltd................................   222,000    292,293
   Nippon Koshuha Steel Co., Ltd..........................   376,000    344,285
  *Nippon Light Metal Holdings Co., Ltd................... 2,388,000  2,155,822
  #Nippon Paper Group, Inc................................   139,700  1,597,673
   Nippon Pigment Co., Ltd................................     9,000     19,158

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Materials -- (Continued)
   Nippon Pillar Packing Co., Ltd........................    83,000 $  518,203
   Nippon Soda Co., Ltd..................................   655,000  2,847,172
   Nippon Synthetic Chemical Industry Co., Ltd. (The)....   256,000  1,680,416
   Nippon Valqua Industries, Ltd.........................   340,000    912,129
 #*Nippon Yakin Kogyo Co., Ltd...........................   618,500    550,785
 #*Nisshin Steel Holdings Co., Ltd.......................   318,892  2,113,164
   Nittetsu Mining Co., Ltd..............................   375,000  1,508,470
   Nitto FC Co., Ltd.....................................    72,000    454,209
   NOF Corp..............................................   728,000  3,475,952
   Okabe Co., Ltd........................................   190,900  1,203,656
   Okamoto Industries, Inc...............................   400,000  1,557,684
   Okura Industrial Co., Ltd.............................   305,000    829,905
  #Osaka Organic Chemical Industry, Ltd..................    66,000    296,522
   Osaka Steel Co., Ltd..................................    77,700  1,286,223
  #Osaka Titanium Technologies Co., Ltd..................    89,600  1,774,132
  #Pacific Metals Co., Ltd...............................   735,000  2,498,511
   Pack Corp. (The)......................................    66,300  1,178,483
 #*Rasa Industries, Ltd..................................   370,000    329,434
   Rengo Co., Ltd........................................   915,000  3,999,241
   Riken Technos Corp....................................   197,000    496,681
  *S Science Co., Ltd.................................... 2,704,000     67,744
   Sakai Chemical Industry Co., Ltd......................   410,000  1,104,027
   Sakata INX Corp.......................................   196,000    968,977
   Sanyo Chemical Industries, Ltd........................   305,000  1,720,944
   Sanyo Special Steel Co., Ltd..........................   522,300  1,557,334
   Sekisui Plastics Co., Ltd.............................   209,000    474,314
   Shikoku Chemicals Corp................................   184,000    998,929
   Shinagawa Refractories Co., Ltd.......................   224,000    438,151
   Shin-Etsu Polymer Co., Ltd............................   224,100    747,195
   Shinko Wire Co., Ltd..................................   184,000    283,737
   Somar Corp............................................    42,000     86,781
   Stella Chemifa Corp...................................    45,900    862,368
  #Sumitomo Bakelite Co., Ltd............................   922,000  3,290,841
  #Sumitomo Light Metal Industries, Ltd.................. 2,296,000  1,869,545
   Sumitomo Osaka Cement Co., Ltd........................ 1,848,000  6,016,617
   Sumitomo Pipe & Tube Co., Ltd.........................   108,100    757,389
   Sumitomo Seika Chemicals Co., Ltd.....................   223,000    779,795
   T&K Toka Co., Ltd.....................................     2,000     24,937
   T. Hasegawa Co., Ltd..................................   121,300  1,535,812
   Taisei Lamick Co., Ltd................................    21,300    625,479
   Taiyo Holdings Co., Ltd...............................    74,400  2,093,404
   Takasago International Corp...........................   356,000  1,812,952
   Takiron Co., Ltd......................................   304,000  1,085,218
  *Tanaka Chemical Corp..................................     1,100      4,442
   Tayca Corp............................................   151,000    426,148
   Tenma Corp............................................    87,000    863,332
  #Titan Kogyo K.K.......................................   111,000    303,089
   Toagosei Co., Ltd..................................... 1,096,000  4,468,291
  #Toda Kogyo Corp.......................................   161,000    478,008
  #Toho Titanium Co., Ltd................................    85,300    758,545
   Toho Zinc Co., Ltd....................................   624,000  2,119,639
   Tokai Carbon Co., Ltd................................. 1,004,000  3,225,506
   Tokushu Tokai Paper Co., Ltd..........................   501,580  1,237,154
  #Tokuyama Corp......................................... 1,639,000  3,144,841
   Tokyo Ohka Kogyo Co., Ltd.............................   180,800  3,686,263
  #Tokyo Rope Manufacturing Co., Ltd.....................   581,000    641,365
   Tokyo Steel Manufacturing Co., Ltd....................   555,700  1,785,364
   Tokyo Tekko Co., Ltd..................................    94,000    324,000
   TOMOEGAWA CO., LTD....................................   125,000    223,957
   Tomoku Co., Ltd.......................................   294,000    805,953
  #Topy Industries, Ltd..................................   848,000  1,647,131

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
Materials -- (Continued)
  #Tosoh Corp.......................................   2,242,000 $    4,388,986
   Toyo Ink SC Holdings Co., Ltd....................     867,000      3,194,599
   Toyo Kohan Co., Ltd..............................     247,000        616,363
   TYK Corp.........................................     138,000        262,871
   Ube Material Industries, Ltd.....................     226,000        616,790
   Wood One Co., Ltd................................     169,000        476,242
   Yodogawa Steel Works, Ltd........................     786,500      2,532,949
  *Yuki Gosei Kogyo Co., Ltd........................      64,000        173,244
   Yushiro Chemical Industry Co., Ltd...............      47,100        451,734
                                                                 --------------
Total Materials.....................................                183,401,559
                                                                 --------------
Telecommunication Services -- (0.3%)
  #eAccess, Ltd.....................................      10,102      5,098,126
  *Japan Communications, Inc........................         767         49,073
   Okinawa Cellular Telephone Co....................       3,300         68,735
                                                                 --------------
Total Telecommunication Services....................                  5,215,934
                                                                 --------------
Utilities -- (0.4%)
  #Hokkaido Gas Co., Ltd............................     210,000        594,596
   Hokuriku Gas Co., Ltd............................      99,000        254,186
   Okinawa Electric Power Co., Ltd..................      70,571      2,161,361
   Saibu Gas Co., Ltd...............................   1,406,000      3,699,081
   Shizuoka Gas Co., Ltd............................     249,500      1,776,243
                                                                 --------------
Total Utilities.....................................                  8,485,467
                                                                 --------------
TOTAL COMMON STOCKS.................................              1,671,206,423
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund..................  19,446,845    225,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $4,044,497) to be repurchased at $3,965,232.... $     3,965      3,965,193
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                228,965,193
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,096,684,195).............................             $1,900,171,616
                                                                 ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (47.4%)
  *AAT Corp., Ltd........................................     9,992 $        --
  *ABM Resources NL...................................... 4,447,721     239,793
 #*Acer Energy, Ltd......................................   229,729      68,252
   Acrux, Ltd............................................   703,625   2,363,956
  #Adelaide Brighton, Ltd................................ 1,885,757   6,199,102
  #Aditya Birla Minerals, Ltd............................   878,000     418,219
  *AED Oil, Ltd..........................................   363,401          --
 #*Ainsworth Game Technology, Ltd........................   361,760     893,570
  *AJ Lucas Group, Ltd...................................   317,969     263,762
  *Alchemia, Ltd.........................................   724,903     407,801
  *Alcyone Resources, Ltd................................ 4,043,277     205,481
 #*Alkane Resources, Ltd................................. 1,255,636   1,104,448
  *Alliance Resources, Ltd...............................   444,483     112,728
  *Altona Mining, Ltd.................................... 1,108,169     309,930
  #Alumina, Ltd..........................................    79,006      78,866
  *Amadeus Energy, Ltd...................................   819,137     165,959
   Amalgamated Holdings, Ltd.............................   462,896   3,266,040
  #Amcom Telecommunications, Ltd.........................   556,812     738,767
  *Ampella Mining, Ltd...................................   108,829      54,146
   Ansell, Ltd...........................................   503,479   8,157,816
 #*Antares Energy, Ltd...................................   937,175     504,742
   AP Eagers, Ltd........................................   225,085     888,258
  #APN News & Media, Ltd................................. 2,209,800     846,930
 #*Aquarius Platinum, Ltd................................ 1,550,854     920,168
 #*Aquila Resources, Ltd.................................   171,615     477,707
 #*Arafura Resources, Ltd................................ 1,093,749     226,701
   ARB Corp., Ltd........................................   347,600   3,703,932
  #Aristocrat Leisure, Ltd............................... 2,580,305   7,542,048
   Arrium, Ltd........................................... 6,037,433   4,903,780
  #ASG Group, Ltd. (6207214).............................   514,931     336,307
  *ASG Group, Ltd. (B844JF1).............................       737         482
  *Aspire Mining, Ltd....................................   636,763      55,907
  *Astron Corp., Ltd.....................................    33,786      42,756
 #*Atlantic, Ltd.........................................   238,482      74,328
  *Atlas Iron, Ltd....................................... 1,147,150   1,821,748
 #*Aurora Oil & Gas, Ltd................................. 1,114,903   4,512,172
   Ausdrill, Ltd......................................... 1,466,628   4,328,026
   Ausenco, Ltd..........................................   343,044   1,122,532
 #*Ausgold, Ltd..........................................    52,096       8,633
 #*Austal, Ltd...........................................   581,980     739,810
   Austbrokers Holdings, Ltd.............................   103,298     836,289
   Austin Engineering, Ltd...............................   188,444     845,989
  *Austpac Resources NL.................................. 2,524,951      94,315
  *Australian Agricultural Co., Ltd......................   923,263   1,245,148
   Australian Infrastructure Fund NL..................... 3,606,473  11,122,393
   Australian Pharmaceutical Industries, Ltd............. 2,452,401   1,196,525
   Automotive Holdings Group, Ltd........................   586,489   1,940,569
 #*Avanco Resources, Ltd................................. 2,010,636     260,300
  *Avita Medical, Ltd....................................    58,058       7,853
  #AVJennings, Ltd....................................... 5,185,036   1,751,655
   AWE, Ltd.............................................. 2,111,897   2,909,476
 #*Azimuth Resources, Ltd................................   334,414     128,439
 #*Azumah Resources, Ltd.................................   737,953      95,582
  *Ballarat South Gold, Ltd..............................     1,996          --
 #*Bandanna Energy, Ltd..................................   622,869     219,008
   Bank of Queensland, Ltd...............................    94,112     739,052
 #*Bannerman Resources, Ltd..............................   332,217      28,908
 #*Bathurst Resources, Ltd...............................   767,231     345,280

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
AUSTRALIA -- (Continued)
  #BC Iron, Ltd..........................................    258,613 $  743,423
  #Beach Energy, Ltd.....................................  5,525,248  7,891,340
 #*Beadell Resources, Ltd................................  1,500,515  1,514,583
  *Berkeley Resources, Ltd...............................    434,006    211,499
   Beyond International, Ltd.............................     61,256     76,305
  #Billabong International, Ltd..........................  1,600,753  1,466,159
  *Bionomics, Ltd........................................    345,313    112,973
 #*Biota Holdings, Ltd...................................  1,027,571    634,672
  *Bisalloy Steel Group, Ltd.............................     93,800    132,427
  #Blackmores, Ltd.......................................     79,054  2,435,634
 #*Blackthorn Resources, Ltd.............................    123,339    155,075
  *BlueScope Steel, Ltd.................................. 13,572,369  6,673,452
   Boart Longyear, Ltd...................................  2,638,658  3,985,039
  *Boom Logistics, Ltd...................................    763,163    245,353
  *Boulder Steel, Ltd....................................  1,285,101     42,106
  #Bradken, Ltd..........................................  1,022,589  5,234,406
  #Breville Group, Ltd...................................    598,466  3,715,325
   Brickworks, Ltd.......................................    132,797  1,533,558
   BSA, Ltd..............................................    666,656    124,342
  #BT Investment Management, Ltd.........................    193,869    446,791
  *Buccaneer Energy, Ltd.................................  3,660,894    227,966
  *Buru Energy, Ltd. (B3CCKH1)...........................    373,526  1,074,150
  *Buru Energy, Ltd. (B83VSV2)...........................     32,251     93,070
  #Cabcharge Australia, Ltd..............................    562,463  3,450,894
  *Calliden Group, Ltd...................................    389,687     65,906
 #*Cape Lambert Resources, Ltd...........................    373,413     98,744
  *Capral, Ltd...........................................     58,499     12,423
   Cardno, Ltd...........................................    505,707  4,215,933
 #*Carnarvon Petroleum, Ltd..............................  4,479,867    375,570
  *Carnegie Wave Energy, Ltd.............................    263,165     10,917
  #carsales.com, Ltd.....................................  1,220,399  9,444,501
  #Cash Converters International, Ltd....................  1,192,545  1,095,093
  *CDS Technologies, Ltd.................................     13,276         --
   Cedar Woods Properties, Ltd...........................    136,814    602,270
  *Centaurus Metals, Ltd.................................    143,557     49,976
 #*Central Petroleum, Ltd................................  1,759,865    355,947
  *Centrebet International, Ltd. Claim Units.............     81,336         --
  *Centrex Metals, Ltd...................................     13,701      2,629
 #*Ceramic Fuel Cells, Ltd...............................  3,882,106    318,027
 #*Cerro Resources NL....................................  1,961,035    196,959
 #*CGA Mining, Ltd.......................................     10,124     29,939
 #*Chalice Gold Mines, Ltd...............................    320,684     85,120
   Challenger, Ltd.......................................    198,545    664,730
   Chandler Macleod Group, Ltd...........................    338,118    150,754
  *ChemGenex Pharmaceuticals, Ltd........................    115,291         --
  *Chesser Resources, Ltd................................    148,340     66,151
  *Citigold Corp., Ltd...................................  3,765,806    219,181
  #Clarius Group, Ltd....................................  1,126,662    455,590
  *Clinuvel Pharmaceuticals, Ltd.........................    118,435    198,663
  #Clough, Ltd...........................................  1,527,345  1,235,354
   Clover Corp., Ltd.....................................    269,348    148,175
  *CO2 Group, Ltd........................................    774,201     84,444
  *Coal of Africa, Ltd...................................    668,800    148,652
 #*Coalspur Mines, Ltd...................................  1,239,823  1,206,639
  *Cobar Consolidated Resources, Ltd.....................     75,663     44,734
 #*Cockatoo Coal, Ltd....................................  3,318,970    566,694
  #Codan, Ltd............................................    170,881    381,084
 #*Coffey International, Ltd.............................  1,048,636    407,043
   Collection House, Ltd.................................  1,909,459  1,940,538
   Consolidated Media Holdings, Ltd......................  1,276,820  4,543,366
  *Continental Coal, Ltd.................................    658,378     37,516

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
AUSTRALIA -- (Continued)
 #*Cooper Energy, Ltd....................................    336,842 $  205,568
   Coventry Group, Ltd...................................    144,778    447,626
   Credit Corp. Group, Ltd...............................    110,382    804,852
  *Crusader Resources, Ltd...............................    155,861     85,870
  #CSG, Ltd..............................................    674,612    339,225
  #CSR, Ltd..............................................  2,491,176  4,522,744
   CTI Logistics, Ltd....................................      7,200     10,366
 #*Cudeco, Ltd...........................................    399,317  1,935,776
  *Cue Energy Resources, Ltd.............................  1,378,665    192,708
   Data#3, Ltd...........................................    305,808    364,991
  #David Jones, Ltd......................................  3,152,271  8,724,565
  #Decmil Group, Ltd.....................................    655,425  1,759,229
  *Deep Yellow, Ltd......................................  1,039,981     81,898
   Devine, Ltd...........................................    497,498    377,510
 #*Discovery Metals, Ltd.................................  1,368,337  2,450,958
   Domino's Pizza Enterprises, Ltd.......................     14,892    145,782
  *Downer EDI, Ltd.......................................  1,857,964  6,916,092
  *Dragon Mining, Ltd....................................    171,966    137,989
 #*Drillsearch Energy, Ltd...............................  1,599,467  2,510,767
   DUET Group............................................  3,067,818  6,648,416
  #DuluxGroup, Ltd.......................................  2,167,142  7,954,583
   DWS, Ltd..............................................    278,315    437,345
  *Dyesol, Ltd...........................................     16,947      2,640
 #*Elders, Ltd...........................................  1,419,921    242,999
 #*Elemental Minerals, Ltd...............................    388,188    235,242
  *Ellect Holdings, Ltd..................................        482         --
  #Emeco Holdings, Ltd...................................  2,172,998  1,564,917
  *Empire Oil & Gas NL...................................    427,500      6,664
 #*Energy Resources of Australia, Ltd....................    684,442  1,000,342
  *Energy World Corp., Ltd...............................  4,025,738  1,520,113
  *Enero Group, Ltd......................................     20,635      8,589
  *Engenco, Ltd..........................................     22,880      9,516
  *Entek Energy, Ltd.....................................    920,744     64,907
  #Envestra, Ltd.........................................  5,566,443  5,224,266
 #*Equatorial Resources, Ltd.............................    176,571    325,330
  *Ethane Pipeline Income Fund...........................     13,710     24,816
  #Euroz, Ltd............................................     81,100     86,774
 #*Evolution Mining, Ltd.................................  1,644,550  3,417,837
   Exco Resources, Ltd...................................    429,909    116,147
  #Fairfax Media, Ltd....................................  3,329,535  1,363,151
   Fantastic Holdings, Ltd...............................    355,613  1,051,622
  *FAR, Ltd..............................................  8,225,394    280,964
   Finbar Group, Ltd.....................................     58,051     71,409
  *Finders Resources, Ltd................................      7,442      1,349
  #FKP Property Group, Ltd...............................  5,902,095  1,352,077
  #Fleetwood Corp., Ltd..................................    316,248  3,378,625
   FlexiGroup, Ltd.......................................    597,372  2,455,729
   Flight Centre, Ltd....................................     11,770    324,731
  *Flinders Mines, Ltd...................................  6,909,293    615,746
  *Focus Minerals, Ltd................................... 19,167,915    715,815
  #Forge Group, Ltd......................................    252,731  1,044,237
  *Forte Energy NL.......................................    471,243      9,798
   G8 Education, Ltd.....................................     77,843    111,776
 #*Galaxy Resources, Ltd.................................    760,450    397,143
   Gazal Corp., Ltd......................................    100,938    214,887
 #*Geodynamics, Ltd......................................  1,015,653    136,738
 #*Gindalbie Metals, Ltd.................................  2,600,255    928,143
  *Global Construction Services, Ltd.....................      1,832      1,167
  *Gold Road Resources, Ltd..............................    141,504     22,873
  *Golden Rim Resources, Ltd.............................    722,577     82,452
 #*Goodman Fielder, Ltd..................................  8,296,037  5,025,633

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   GrainCorp, Ltd. Class A...............................   828,668 $10,523,403
  #Grange Resources, Ltd................................. 1,245,669     322,163
 #*Great Southern, Ltd................................... 9,302,784          --
  *Greenland Minerals & Energy, Ltd......................   796,390     255,847
 #*Gryphon Minerals, Ltd................................. 1,673,195   1,353,812
  #GUD Holdings, Ltd.....................................   469,856   4,089,811
  *Gujarat NRE Coking Coal, Ltd..........................   119,865      19,871
 #*Gunns, Ltd............................................ 2,872,620          --
  #GWA Group, Ltd........................................ 1,263,740   2,288,957
  *Hastie Group, Ltd.....................................    81,042          --
  *Havilah Resources NL..................................   245,913     118,624
   HFA Holdings, Ltd.....................................   235,865     188,411
   HGL, Ltd..............................................    87,337      48,936
  *Highlands Pacific, Ltd................................ 2,651,500     384,401
  *Hillgrove Resources, Ltd.............................. 1,123,437     102,376
  #Hills Holdings, Ltd................................... 1,006,582     794,151
  *Horizon Oil, Ltd...................................... 4,487,756   1,810,362
  *Hutchison Telecommunications Australia, Ltd........... 2,944,144      98,741
 #*Icon Energy, Ltd...................................... 1,701,528     458,238
  *IDM International, Ltd................................    23,969         970
  #iiNet, Ltd............................................   664,344   2,866,956
  #Imdex, Ltd............................................ 1,061,080   1,471,137
  #IMF Australia, Ltd....................................   314,016     483,492
  *IMX Resources, Ltd....................................   456,257      68,569
  #Independence Group NL................................. 1,024,848   4,234,731
  *Indo Mines, Ltd.......................................    22,124       3,448
  *Indophil Resources NL................................. 3,118,946     906,030
  #Industrea, Ltd........................................ 1,478,422   1,933,549
 #*Infigen Energy, Ltd................................... 1,798,730     447,294
   Infomedia, Ltd........................................ 1,458,074     544,840
  *Integra Mining, Ltd................................... 3,714,022   2,092,681
   Integrated Research, Ltd..............................   261,513     324,348
 #*Intrepid Mines, Ltd................................... 1,794,707     633,428
  #Invocare, Ltd.........................................   633,106   5,785,092
   IOOF Holdings, Ltd.................................... 1,074,600   7,031,533
  #Iress, Ltd............................................   603,773   4,795,961
  *Iron Ore Holdings, Ltd................................   336,216     285,749
 #*Ivanhoe Australia, Ltd................................   396,947     360,214
  #JB Hi-Fi, Ltd.........................................   582,072   6,187,633
  *Jupiter Mines, Ltd....................................   465,443      64,944
  #K&S Corp., Ltd........................................   228,651     403,633
 #*Kagara, Ltd........................................... 1,945,393     242,331
 #*Kangaroo Resources, Ltd............................... 2,874,627     125,537
  *Karoon Gas Australia, Ltd.............................   667,086   3,849,352
  *Kasbah Resources, Ltd.................................   478,599      79,333
  #Kingsgate Consolidated, Ltd...........................   786,887   4,513,292
  #Kingsrose Mining, Ltd.................................   688,387     699,058
  *Lednium, Ltd..........................................   195,019      16,195
 #*Linc Energy, Ltd...................................... 1,497,847     852,317
 #*Liquefied Natural Gas, Ltd............................   595,144     188,042
   Lycopodium, Ltd.......................................    57,046     362,796
  #M2 Telecommunications Group, Ltd......................   611,388   2,426,240
   Macmahon Holdings, Ltd................................ 3,791,959   1,254,261
  *Macquarie Atlas Roads Group NL........................ 1,535,838   2,462,690
   Macquarie Telecom Group, Ltd..........................    35,019     350,502
 #*Marengo Mining, Ltd................................... 1,428,204     236,894
  #Matrix Composites & Engineering, Ltd..................   158,693     272,924
 #*Maverick Drilling & Exploration, Ltd..................   114,368     122,380
   MaxiTRANS Industries, Ltd.............................   942,578     948,131
  *Mayne Pharma Group, Ltd...............................   505,278     133,615
   McGuigan Simeon Wines, Ltd............................ 2,437,348   1,305,000

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
AUSTRALIA -- (Continued)
  #McMillan Shakespeare, Ltd.............................   235,687 $3,154,201
   McPherson's, Ltd......................................   303,441    582,834
  #Medusa Mining, Ltd....................................   844,923  5,382,014
   Melbourne IT, Ltd.....................................   440,506    813,889
 #*MEO Australia, Ltd....................................   681,039    165,679
  #Mermaid Marine Australia, Ltd......................... 1,099,905  3,696,672
 #*Mesoblast, Ltd........................................   169,618  1,017,252
  *Metals X, Ltd.........................................   238,372     30,876
  *Metgasco, Ltd.........................................   667,052    145,081
  *Metminco, Ltd......................................... 1,879,249    159,724
  *MetroCoal, Ltd........................................    68,725     15,645
 #*MHM Metals, Ltd.......................................   287,217     77,518
   Miclyn Express Offshore, Ltd..........................   662,257  1,525,234
  #Mincor Resources NL................................... 1,004,969  1,245,444
  *Minemakers, Ltd.......................................   113,803     17,666
 #*Mineral Deposits, Ltd.................................   306,156  1,550,338
  #Mineral Resources, Ltd................................   484,937  4,358,291
 #*Mirabela Nickel, Ltd.................................. 2,693,751  1,253,843
 #*Molopo Energy, Ltd.................................... 1,186,993    676,836
 #*Moly Mines, Ltd.......................................    25,253      3,411
  #Monadelphous Group, Ltd...............................   319,624  6,988,498
  *Morning Star Gold NL..................................   332,749     37,995
  #Mortgage Choice, Ltd..................................   631,109  1,133,592
   Mount Gibson Iron, Ltd................................ 3,121,745  2,277,582
   Murchison Metals, Ltd.................................   685,443     31,276
  #Myer Holdings, Ltd.................................... 3,564,925  7,225,726
   MyState, Ltd..........................................    43,788    170,572
  *Nanosonics, Ltd.......................................   259,364    141,458
  #Navitas, Ltd.......................................... 1,189,617  5,081,804
  *Neon Energy, Ltd......................................    65,782     18,096
  *New Guinea Energy, Ltd................................    79,187      2,542
  *NewSat, Ltd...........................................   405,515    210,332
  *Nexus Energy, Ltd..................................... 4,998,176    621,107
   NIB Holdings, Ltd..................................... 1,322,671  2,487,422
  *Nido Petroleum, Ltd................................... 6,093,154    226,661
 #*Noble Mineral Resources, Ltd..........................   859,168    120,368
   Norfolk Group, Ltd....................................   361,653    243,875
 #*Northern Iron, Ltd....................................   799,125    501,493
  *Northern Star Resources, Ltd.......................... 1,454,940  1,939,634
   NRW Holdings, Ltd..................................... 1,174,775  2,491,755
  *NuCoal Resources, Ltd.................................   429,538     64,532
   Nufarm, Ltd...........................................   817,424  4,873,105
  #Oakton, Ltd...........................................   378,695    491,007
  *Oilex, Ltd............................................    23,182      1,342
  *OPUS Group, Ltd.......................................    65,187     31,639
 #*Orocobre, Ltd.........................................   257,530    496,075
  #OrotonGroup, Ltd......................................    89,607    604,276
  *Otto Energy, Ltd...................................... 1,936,175    174,688
   Pacific Brands, Ltd................................... 4,412,120  2,837,818
  *Pacific Niugini, Ltd..................................   200,616     33,310
 #*Paladin Energy, Ltd................................... 4,096,983  4,805,465
  *Pan Pacific Petroleum NL.............................. 1,094,343    119,274
   PanAust, Ltd.......................................... 1,025,303  3,534,660
  *Pancontinental Oil & Gas NL........................... 1,006,891     87,295
   Panoramic Resources, Ltd..............................   971,509    627,823
  *PaperlinX, Ltd........................................ 2,814,406    151,843
  *Papillon Resources, Ltd...............................    32,010     61,468
   Patties Foods, Ltd....................................    39,601     67,789
  *Peak Resources, Ltd...................................   288,357     56,683
 #*Peet, Ltd............................................. 1,096,798  1,058,783
  *Peninsula Energy, Ltd................................. 5,178,834    192,706

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
 #*Perilya, Ltd........................................... 1,482,070 $  475,586
  #Perpetual Trustees Australia, Ltd......................   226,579  6,555,708
 #*Perseus Mining, Ltd.................................... 1,605,654  4,309,705
 #*Pharmaxis, Ltd......................................... 1,018,699  1,365,308
  *Phosphagenics, Ltd..................................... 1,659,005    265,907
 #*Platinum Australia, Ltd................................ 1,442,661    100,337
 #*Pluton Resources, Ltd..................................   538,056    103,357
   PMP, Ltd............................................... 2,395,607    496,580
  *Poseidon Nickel, Ltd...................................   436,181     51,950
  #Premier Investments, Ltd...............................   278,643  1,781,621
 #*Prima Biomed, Ltd...................................... 2,338,194    302,939
   Primary Health Care, Ltd............................... 1,960,174  7,906,484
   Prime Media Group, Ltd................................. 1,777,139  1,455,403
  *PrimeAg, Ltd...........................................   213,399    254,567
   Programmed Maintenance Service, Ltd....................   550,149  1,179,887
  *QRxPharma, Ltd.........................................   167,593    125,451
  *Quickstep Holdings, Ltd................................   462,355     81,256
  *Ramelius Resources, Ltd................................ 1,512,836    692,945
  *Range Resources, Ltd................................... 1,456,711     90,557
  #RCR Tomlinson, Ltd..................................... 1,056,974  2,011,646
   REA Group, Ltd.........................................   189,011  3,383,011
  #Reckon, Ltd............................................   271,858    696,410
  *Red 5, Ltd.............................................     9,022     11,700
 #*Red Fork Energy, Ltd................................... 1,175,289    839,337
   Redflex Holdings, Ltd..................................   377,855    599,346
   Reece Australia, Ltd...................................   238,457  5,014,858
  *Reed Resources, Ltd....................................   698,001    130,464
  *Regis Resources, Ltd...................................   515,563  2,874,665
  #Reject Shop, Ltd. (The)................................   122,036  1,797,826
 #*Resolute Mining, Ltd................................... 3,133,646  6,254,867
 #*Resource & Investment NL...............................   353,895     73,277
  *Resource Equipment, Ltd................................   118,411     41,406
  *Resource Generation, Ltd...............................   338,381    140,522
  #Retail Food Group, Ltd.................................    89,936    296,904
 #*Rex Minerals, Ltd......................................   469,315    388,700
  *Rialto Energy, Ltd..................................... 1,967,580    244,541
  #Ridley Corp., Ltd...................................... 1,283,068  1,532,395
  *RiverCity Motorway Group, Ltd.......................... 1,563,354         --
  *Robust Resources, Ltd..................................   136,513     89,233
  *Roc Oil Co., Ltd....................................... 6,490,268  2,888,811
   Runge, Ltd.............................................    30,702     13,371
  #Ruralco Holdings, Ltd..................................    88,651    297,716
  #SAI Global, Ltd........................................ 1,203,570  5,065,529
 #*Salinas Energy, Ltd.................................... 1,842,511    506,472
  #Salmat, Ltd............................................   664,807  1,779,897
 #*Samson Oil & Gas, Ltd.................................. 7,175,499    254,871
  *Sandfire Resources NL..................................   299,154  2,612,129
  *Saracen Mineral Holdings, Ltd.......................... 2,686,129  1,402,007
   Schaffer Corp., Ltd....................................    33,766    132,310
   Sedgman, Ltd...........................................   443,054    454,487
   Seek, Ltd..............................................         4         28
  #Select Harvests, Ltd...................................   311,834    378,403
 #*Senex Energy, Ltd...................................... 3,522,445  2,701,597
   Servcorp, Ltd..........................................   301,327    976,118
   Service Stream, Ltd.................................... 1,432,710    572,200
  #Seven West Media, Ltd..................................   447,449    564,107
  #Sigma Pharmaceuticals, Ltd............................. 4,898,960  3,427,443
  *Sihayo Gold, Ltd.......................................   603,971     78,538
  *Silex System, Ltd......................................   545,788  1,969,212
 #*Silver Lake Resources, Ltd............................. 1,125,179  4,123,914
  *Sipa Resources International NL........................   706,804     48,994

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRALIA -- (Continued)
 #*Sirtex Medical, Ltd..................................   219,105 $  2,500,206
   Skilled Group, Ltd...................................   492,016    1,356,516
   Slater & Gordon, Ltd.................................    24,701       50,740
  #SMS Management & Technology, Ltd.....................   435,122    2,247,122
   Southern Cross Electrical Engineering, Ltd...........    21,171       26,771
   Southern Cross Media Group, Ltd...................... 2,546,520    2,745,745
   Spark Infrastructure Group, Ltd...................... 5,307,759    9,307,506
 #*Specialty Fashion Group, Ltd.........................   809,557      504,178
  *St. Barbara, Ltd..................................... 1,946,083    3,843,800
 #*Starpharma Holdings, Ltd.............................   938,555    1,582,706
 #*Straits Resources, Ltd...............................   917,602       92,169
  *Strike Energy, Ltd................................... 1,230,120      261,139
   Structural Systems, Ltd..............................   138,772       90,679
   STW Communications Group, Ltd........................ 1,095,072    1,147,155
 #*Sundance Energy Australia, Ltd....................... 1,009,945      830,902
  *Sundance Resources, Ltd.............................. 8,756,539    3,222,143
  *Sunland Group, Ltd...................................   741,191      797,285
  #Super Retail Group, Ltd.............................. 1,291,875   12,068,742
   Swick Mining Services, Ltd...........................    87,194       28,060
  *Talisman Mining, Ltd.................................   217,981       54,223
 #*Tanami Gold NL.......................................   569,930      432,312
  *Tap Oil, Ltd......................................... 1,450,696    1,060,222
   Tassal Group, Ltd....................................   626,912      942,089
  #Technology One, Ltd.................................. 1,322,653    1,912,561
  #Ten Network Holdings, Ltd............................ 5,185,547    1,507,673
 #*Texon Petroleum, Ltd.................................   871,211      347,319
  #TFS Corp., Ltd....................................... 1,393,854      556,436
   Thorn Group, Ltd.....................................   370,228      758,655
  *Tiger Resources, Ltd................................. 1,751,101      561,394
  *Tissue Therapies, Ltd................................    41,469       15,903
  *Toro Energy, Ltd.....................................    70,156        9,464
 #*Tox Free Solutions, Ltd..............................   461,406    1,353,963
  #TPG Telecom, Ltd..................................... 1,569,063    3,883,595
   Transfield Services, Ltd............................. 2,144,148    3,531,666
  *Transpacific Industries Group, Ltd................... 4,533,180    3,590,693
  #Troy Resources, Ltd..................................   415,918    1,912,038
   Trust Co., Ltd. (The)................................    89,605      432,806
 #*UGL, Ltd.............................................    29,808      330,281
  *Unity Mining, Ltd.................................... 2,433,889      344,245
  #UXC, Ltd............................................. 1,169,545    1,066,424
  *VDM Group, Ltd....................................... 1,684,753       19,135
 #*Venture Minerals, Ltd................................   450,858      126,216
  *Venturex Resources, Ltd..............................    42,171        1,750
   Village Roadshow, Ltd................................   855,994    3,322,767
 #*Virgin Australia Holdings, Ltd. (B43DQC7)............ 7,648,897    3,884,086
  *Virgin Australia Holdings, Ltd. (B7L5734)............ 7,648,897       39,700
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.     1,203        4,673
  #Watpac, Ltd..........................................   711,698      442,838
   WDS, Ltd.............................................   375,342      249,189
  #Webjet, Ltd..........................................   356,064    1,477,954
   Webster, Ltd.........................................   180,921      112,300
  #Western Areas NL.....................................   765,031    3,472,009
 #*Western Desert Resouurces, Ltd.......................   225,143      151,235
 #*White Energy Co., Ltd................................   643,913      233,411
   WHK Group, Ltd....................................... 1,202,433    1,316,878
  #Wide Bay Australia, Ltd..............................    84,697      580,518
 #*Windimurra Vanadium, Ltd.............................   537,429           --
  #Wotif.com Holdings, Ltd..............................   588,604    2,834,354
  *Yancoal Australia, Ltd...............................   213,764      225,688
 #*YTC Resources, Ltd...................................   104,200       26,435
                                                                   ------------
TOTAL AUSTRALIA.........................................            566,558,727
                                                                   ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (0.0%)
 #*China Public Procurement, Ltd.........................  5,230,000 $       --
  *Madex International Holdings, Ltd.....................  3,182,000     51,246
  *Skyfame Realty Holdings, Ltd..........................  2,659,625    236,464
                                                                     ----------
TOTAL CHINA..............................................               287,710
                                                                     ----------
HONG KONG -- (17.0%)
   Aeon Credit Service (Asia) Co., Ltd...................    580,000    533,325
  #Aeon Stores Hong Kong Co., Ltd........................    242,000    602,632
   Alco Holdings, Ltd....................................  1,426,000    299,577
   Allan International Holdings, Ltd.....................    720,000    186,421
   Allied Group, Ltd.....................................    683,200  1,813,449
   Allied Overseas, Ltd..................................     50,000     27,568
   Allied Properties, Ltd................................ 12,297,857  1,701,401
  *Apac Resources, Ltd................................... 12,720,000    433,988
   APT Satellite Holdings, Ltd...........................  1,275,000    352,708
  *Artel Solutions Group Holdings, Ltd...................  6,645,000     72,914
   Arts Optical International Holdings, Ltd..............    730,000    210,833
   Asia Financial Holdings, Ltd..........................  2,474,908    961,963
   Asia Satellite Telecommunications Holdings, Ltd.......    962,000  3,066,878
  *Asia Standard Hotel Group, Ltd........................ 11,777,218  1,080,365
   Asia Standard International Group, Ltd................ 13,425,937  2,383,441
  #Associated International Hotels, Ltd..................    980,000  2,427,372
   Aupu Group Holding Co., Ltd...........................  2,504,000    212,626
  *Auto Italia Holdings..................................    875,000     30,388
   Automated Systems Holdings, Ltd.......................    318,000     46,237
   Bauhaus International Holdings, Ltd...................    462,000     84,415
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.......  1,154,000     14,646
  *Bel Global Resources Holdings, Ltd....................  2,576,000     47,199
  *Bio-Dynamic Group, Ltd................................  2,916,000    217,411
  *Birmingham International Holdings, Ltd................  6,502,000    127,522
  #Bonjour Holdings, Ltd.................................  8,720,000  1,122,102
   Bossini International Holdings, Ltd...................  3,871,500    194,041
  *Brightoil Petroleum Holdings, Ltd.....................  2,777,000    556,779
 #*Brockman Mining, Ltd.................................. 23,270,814  1,152,512
 #*Burwill Holdings, Ltd.................................  8,888,960    113,096
   Cafe de Coral Holdings, Ltd...........................    866,000  2,561,114
  *Capital Estate, Ltd...................................    684,000     11,851
  *Carico Holdings, Ltd.................................. 22,420,000    924,433
   Century City International Holdings, Ltd..............  6,419,460    421,317
   Century Sunshine Group Holdings, Ltd..................  3,655,000    197,967
   Champion Technology Holdings, Ltd..................... 14,881,730    201,001
  *Chaoyue Group, Ltd....................................  1,735,000    101,321
   Chen Hsong Holdings, Ltd..............................  1,042,000    281,619
   Cheuk Nang Holdings, Ltd..............................    442,457    244,202
   Chevalier International Holdings, Ltd.................    737,482    940,741
  *China Best Group Holding, Ltd.........................  1,581,400     17,518
  *China Billion Resources, Ltd..........................  4,876,000         --
  *China Boon Holdings, Ltd..............................  6,200,000     71,069
  *China Daye Non-Ferrous Metals Mining, Ltd.............  3,467,837    140,963
  *China Digicontent Co., Ltd............................  2,710,000      3,497
  *China Electronics Corp. Holdings Co., Ltd.............  2,888,250    248,794
  *China Energy Development Holdings, Ltd................ 23,576,000    381,753
  *China Environmental Investment Holdings, Ltd..........  7,470,000    181,126
  *China Financial Services Holdings, Ltd................    954,000     58,143
  *China Flavors & Fragrances Co., Ltd...................    156,137     28,447
  *China Gamma Group, Ltd................................  7,400,000    114,459
  *China Infrastructure Investment, Ltd..................  7,918,000    183,048
 #*China Mandarin Holdings, Ltd..........................    501,400     36,150
   China Metal International Holdings, Ltd...............  2,582,000    449,039
   China Motor Bus Co., Ltd..............................     50,000    409,150
  *China Nuclear Industry 23 International Corp., Ltd....  1,024,000    229,550

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
  *China Oriental Culture Group, Ltd.....................    312,000 $   13,453
  *China Outdoor Media Group, Ltd........................    710,000      7,218
  *China Renji Medical Group, Ltd........................ 12,784,000         --
 #*China Resources & Transportation Group, Ltd........... 32,900,000  1,185,561
  *China Solar Energy Holdings, Ltd...................... 37,990,000    141,778
  *China Strategic Holdings, Ltd......................... 12,585,000    267,452
   China Ting Group Holdings, Ltd........................  2,443,151    125,900
  *China Tycoon Beverage Holdings, Ltd...................  2,732,000     29,964
   China WindPower Group, Ltd............................ 15,410,000    409,132
   China-Hongkong Photo Products Holdings, Ltd...........  2,123,000    152,910
   Chinney Investments, Ltd..............................  1,144,000    156,382
   Chong Hing Bank, Ltd..................................    878,000  1,593,353
   Chow Sang Sang Holdings International, Ltd............  1,100,000  2,335,512
   Chu Kong Shipping Enterprise Group Co., Ltd...........  2,188,000    357,846
   Chuang's China Investments, Ltd.......................  3,550,494    198,588
   Chuang's Consortium International, Ltd................  5,210,781    617,282
   Chun Wo Development Holdings, Ltd.....................  2,002,926    152,120
   Citic Telecom International Holdings, Ltd.............  5,543,000  1,270,274
  #City Telecom, Ltd.....................................  2,401,751    541,663
   CK Life Sciences International Holdings, Inc.......... 15,060,000  1,202,313
   CNT Group, Ltd........................................  8,315,264    407,171
   COL Capital, Ltd......................................  2,457,840    290,573
  *Continental Holdings, Ltd.............................  2,508,250     29,391
   Cosmos Machinery Enterprises, Ltd.....................  1,292,400     75,614
  *CP Lotus Corp., Ltd................................... 11,420,000    207,204
   Cross-Harbour Holdings, Ltd. (The)....................    659,520    537,186
   CSI Properties, Ltd................................... 17,906,383    739,578
  *CST Mining Group, Ltd................................. 71,688,000  1,013,695
  *Culture Landmark Investment, Ltd......................    509,800     40,126
  *Culturecom Holdings, Ltd..............................  2,475,000    472,013
   Dah Sing Banking Group, Ltd...........................  1,481,197  1,468,363
   Dah Sing Financial Holdings, Ltd......................    651,027  2,497,700
   Dan Form Holdings Co., Ltd............................  3,668,260    509,381
  *Dejin Resources Group Co., Ltd........................    947,500      9,141
   Dickson Concepts International, Ltd...................  1,066,500    549,437
  *Dingyi Group Investment, Ltd..........................  5,497,500    209,227
   Dorsett Hospitality International, Ltd................  2,179,000    482,205
  *DVN Holdings, Ltd.....................................  1,631,000     53,538
   Dynamic Holdings, Ltd.................................     56,000     10,596
   Eagle Nice International Holdings, Ltd................  1,078,000    234,182
   EcoGreen Fine Chemicals Group, Ltd....................  1,112,000    202,118
  *EganaGoldpfeil Holdings, Ltd..........................  4,121,757         --
   Emperor Entertainment Hotel, Ltd......................  3,140,000    586,074
   Emperor International Holdings, Ltd...................  6,208,753  1,484,468
   Emperor Watch & Jewellery, Ltd........................ 23,650,000  2,243,876
  *ENM Holdings, Ltd..................................... 15,112,000  1,260,848
  *Enviro Energy International Holdings, Ltd.............  4,138,000     70,750
  *EPI Holdings, Ltd..................................... 12,819,927    346,829
 #*Esprit Holdings, Ltd..................................  5,164,900  6,678,378
  *eSun Holdings, Ltd....................................  2,790,000    416,259
   EVA Precision Industrial Holdings, Ltd................  6,292,000    654,822
  *Ezcom Holdings, Ltd...................................     72,576        450
   Fairwood, Ltd.........................................    423,600    887,397
  #Far East Consortium International, Ltd................  4,773,539    949,638
 #*Fook Woo Group Holdings, Ltd..........................    952,000    167,060
   Fountain SET Holdings, Ltd............................  4,622,000    392,549
   Four Seas Mercantile Holdings, Ltd....................    592,000    157,797
  *Frasers Property China, Ltd........................... 17,131,000    958,747
   Get Nice Holdings, Ltd................................ 19,348,000    808,395
   Giordano International, Ltd...........................  7,246,000  6,015,664
  *Global Tech Holdings, Ltd.............................  4,598,000     16,516

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   Glorious Sun Enterprises, Ltd.........................  2,682,000 $  739,622
   Gold Peak Industries Holding, Ltd.....................  3,118,642    293,715
   Golden Resources Development International, Ltd.......  3,330,500    154,468
  *Goldin Financial Holdings, Ltd........................    480,000     61,303
  *Goldin Properties Holdings, Ltd.......................  3,044,000  1,761,833
  *Good Fellow Resources Holdings, Ltd...................    810,000     24,670
  *Grande Holdings, Ltd..................................    882,000     46,660
   Great Eagle Holdings, Ltd.............................     70,160    207,088
  *Greenheart Group, Ltd.................................    876,000     58,482
  *G-Resources Group, Ltd................................ 80,853,000  3,897,642
  *Group Sense International, Ltd........................  2,378,000     53,179
   Guangnan Holdings, Ltd................................  2,249,600    269,119
   Guotai Junan International Holdings, Ltd..............  1,152,000    339,382
   Haitong International Securities Group, Ltd...........  1,367,586    472,199
  *Hang Fung Gold Technology, Ltd........................  1,972,482         --
  *Hans Energy Co., Ltd..................................  4,504,000     51,185
  #Harbour Centre Development, Ltd.......................    957,500  1,457,520
   High Fashion International, Ltd.......................    268,000     89,443
   HKR International, Ltd................................  5,895,136  2,819,319
   Hon Kwok Land Investment Co., Ltd.....................    314,800    117,083
   Hong Kong & Shanghai Hotels, Ltd......................    191,500    252,548
  *Hong Kong Aircraft Engineering Co., Ltd...............     12,800    174,404
   Hong Kong Ferry Holdings, Ltd.........................    809,300    763,394
   Hongkong Chinese, Ltd.................................  5,024,000    828,753
  *Hop Fung Group Holdings, Ltd..........................    452,000     14,433
   Hsin Chong Construction Group, Ltd....................  1,711,658    235,739
  *Huafeng Group Holdings, Ltd...........................  5,113,325    155,828
   Hung Hing Printing Group, Ltd.........................  1,298,000    190,563
   Hutchison Telecommunications Hong Kong Holdings, Ltd..  5,248,000  2,169,665
  *Hybrid Kinetic Group, Ltd............................. 12,788,000    155,677
  *HyComm Wireless, Ltd..................................     89,090     17,395
  *IDT International, Ltd................................  1,704,183     28,512
  *Imagi International Holdings, Ltd..................... 26,656,000    380,627
   IPE Group, Ltd........................................  2,060,000    151,103
  *IRC, Ltd,.............................................  3,210,000    395,223
   IT, Ltd...............................................  3,012,532  1,192,943
   ITC Corp., Ltd........................................    659,645     41,998
   ITC Properties Group, Ltd.............................  3,645,747  1,176,646
  *Jinhui Holdings, Ltd..................................    207,000     37,403
   Jiuzhou Development Co., Ltd..........................  2,558,000    270,283
  *JLF Investment Co., Ltd...............................  3,173,500    147,109
   Johnson Electric Holdings, Ltd........................  1,229,500    784,598
   Joyce Boutique Holdings, Ltd..........................  1,530,000    112,086
   K Wah International Holdings, Ltd.....................  6,354,390  2,875,434
   Kam Hing International Holdings, Ltd..................  1,974,000    153,877
   Kantone Holdings, Ltd.................................  9,835,145     85,697
  *Karfun Investment, Ltd................................    538,000      5,554
  *Karl Thomson Holdings, Ltd............................    436,000     70,644
   Karrie International Holdings, Ltd....................  1,951,200     50,514
   Keck Seng Investments (Hong Kong), Ltd................    904,600    407,331
   Kin Yat Holdings, Ltd.................................    586,000     68,728
  *King Pacific International Holdings, Ltd..............  1,404,200     22,105
  *King Stone Energy Group, Ltd..........................  3,925,000    247,318
   Kingmaker Footwear Holdings, Ltd......................  1,484,955    211,436
   Kingston Financial Group, Ltd......................... 13,039,000  1,006,280
  *Ko Yo Chemical Group, Ltd............................. 16,260,000    253,628
   Kowloon Development Co., Ltd..........................  1,738,000  1,994,609
  *Kwoon Chung Bus Holdings, Ltd.........................    530,000    114,756
  *Lai Sun Development Co., Ltd.......................... 65,128,466  1,602,236
  *Lai Sun Garment International, Ltd....................  2,824,000    360,698
   Lam Soon Hong Kong, Ltd...............................    302,310    138,024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
  *Leading Spirit High-Tech Holdings Co., Ltd............  2,310,000 $    2,981
   Lee & Man Chemical Co., Ltd...........................  1,420,000    745,367
   Lee's Pharmaceutical Holdings, Ltd....................    150,000     91,872
   Lerado Group Holdings Co., Ltd........................  1,900,000    181,088
   Lippo China Resources, Ltd............................  9,850,000    253,464
   Lippo, Ltd............................................  1,195,700    512,937
  *Lisi Group Holdings, Ltd..............................  4,214,000    168,203
   Liu Chong Hing Investment, Ltd........................    775,200    805,958
   Luen Thai Holdings, Ltd...............................    849,000    113,855
   Luk Fook Holdings International, Ltd..................  1,746,000  4,361,261
   Luks Group (Vietnam Holdings) Co., Ltd................    428,913     98,724
  *Lung Cheong International Holdings, Ltd...............  6,790,000    240,157
   Lung Kee (Bermuda) Holdings, Ltd......................  1,597,875    494,295
   Magnificent Estates, Ltd.............................. 13,184,000    637,998
   Mainland Headwear Holdings, Ltd.......................    663,600     86,336
 #*Man Wah Holdings, Ltd.................................    976,800    596,528
   Man Yue Technology Holdings, Ltd......................  1,064,000    175,274
   Matrix Holdings, Ltd..................................  1,067,414    250,445
  *Mei Ah Entertainment Group, Ltd....................... 11,040,000    194,420
   Melbourne Enterprises, Ltd............................     40,500    727,978
   Melco International Development, Ltd..................  5,117,000  4,932,333
  #Midland Holdings, Ltd.................................  3,646,000  1,834,139
   Ming Fai International Holdings, Ltd..................  1,680,000    151,349
  *Ming Fung Jewellery Group, Ltd........................  9,390,000    428,248
   Miramar Hotel & Investment Co., Ltd...................    839,000  1,054,936
   Modern Beauty Salon Holdings, Ltd.....................    160,000     19,776
  *Mongolia Energy Corp., Ltd............................ 10,603,000    497,266
 #*Mongolian Mining Corp.................................  4,552,500  2,224,299
  *Nan Nan Resources Enterprise, Ltd.....................    194,000     21,245
   Nanyang Holdings, Ltd.................................    137,500    475,097
   National Electronics Holdings, Ltd....................  2,434,000    320,053
   Natural Beauty Bio-Technology, Ltd....................  4,470,000    449,502
 #*Neo-Neon Holdings, Ltd................................  3,033,000    654,120
  *Neptune Group, Ltd....................................     80,000      1,575
  *Net2Gather China Holdings, Ltd........................    349,572     27,669
   New Century Group Hong Kong, Ltd...................... 13,351,464    271,868
  *New Focus Auto Tech Holdings, Ltd.....................    104,000     14,973
  *New Smart Energy Group, Ltd........................... 23,975,000    228,592
 #*New Times Energy Corp., Ltd...........................  1,297,600    166,859
   NewOcean Green Energy Holdings, Ltd...................  4,380,000  1,681,749
  *Next Media, Ltd.......................................  3,931,183    833,912
  *Norstar Founders Group, Ltd...........................  3,256,000         --
  *North Asia Resources Holdings, Ltd....................  1,438,600     59,366
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd.  6,229,706    316,971
  *Orient Power Holdings, Ltd............................    804,000     19,503
  #Oriental Watch Holdings, Ltd..........................  2,846,800    848,620
   Pacific Andes International Holdings, Ltd............. 10,279,378    575,778
  #Pacific Basin Shipping, Ltd...........................  9,730,000  5,180,604
   Pacific Textile Holdings, Ltd.........................  2,091,000  1,379,107
   Paliburg Holdings, Ltd................................  3,152,830    991,684
  *Pan Asia Environmental Protection Group, Ltd..........  1,140,000     83,170
 #*Peace Mark Holdings, Ltd..............................  2,738,022         --
  *Pearl Oriental Oil, Ltd............................... 12,756,800  1,099,743
   Pegasus International Holdings, Ltd...................    226,000     31,919
   Pico Far East Holdings, Ltd...........................  4,276,000  1,047,401
   Playmates Holdings, Ltd...............................    174,000    100,927
  *PME Group, Ltd........................................  5,360,000    117,515
  *PNG Resources Holdings, Ltd........................... 17,018,362    263,330
   Pokfulam Development Co., Ltd.........................    234,000    387,298
   Polytec Asset Holdings, Ltd........................... 10,763,526  1,258,081
   Public Financial Holdings, Ltd........................  3,194,000  1,439,013

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
  *PYI Corp., Ltd........................................ 14,249,973 $  301,255
  *Pyxis Group, Ltd......................................  1,936,000     42,467
   Raymond Industrial, Ltd...............................  1,383,400    144,454
   Regal Hotels International Holdings, Ltd..............  2,539,800  1,115,029
   Richfield Group Holdings, Ltd.........................  6,456,000    306,859
  *Rising Development Holdings, Ltd......................  2,278,000     93,915
   Rivera Holdings, Ltd..................................  5,710,000    170,972
   S.A.S. Dragon Holdings, Ltd...........................  1,052,000    217,040
   SA SA International Holdings, Ltd.....................  3,572,000  2,445,801
   Safety Godown Co., Ltd................................    398,000    592,115
  *San Miguel Brewery Hong Kong, Ltd.....................    408,800     59,320
  *Sandmartin International Holdings, Ltd................     84,000      9,652
  *Sanyuan Group, Ltd....................................    415,000      8,032
   SEA Holdings, Ltd.....................................  1,158,000    803,784
  *SEEC Media Group, Ltd.................................    136,000      3,964
  *Sheng Yuan Holdings, Ltd..............................    210,000     10,824
  #Shenyin Wanguo, Ltd...................................  1,412,500    380,487
   Shenzhen High-Tech Holdings, Ltd......................    812,000     95,461
  *Shougang Concord Technology Holdings, Ltd.............  4,201,809    230,175
  *Shun Ho Resources Holdings, Ltd.......................    483,000     80,024
  *Shun Ho Technology Holdings, Ltd......................  1,037,452    169,261
   Shun Tak Holdings, Ltd................................  8,089,419  3,223,300
  *Sing Pao Media Enterprises, Ltd.......................    250,511        485
   Sing Tao News Corp., Ltd..............................  1,974,000    274,278
   Singamas Container Holdings, Ltd......................  7,906,000  1,988,177
  *Sinocan Holdings, Ltd.................................    350,000      1,761
  *Sinocop Resources Holdings, Ltd.......................  3,370,000    269,601
  *Sino-Tech International Holdings, Ltd................. 29,380,000    265,366
   SIS International Holdings, Ltd.......................     34,000     12,270
   SmarTone Telecommunications Holdings, Ltd.............  1,644,500  3,309,357
   SOCAM Development, Ltd................................  1,036,771  1,064,823
  *Solomon Systech International, Ltd....................  6,312,000    175,437
   Soundwill Holdings, Ltd...............................    150,000    272,081
  *South China (China), Ltd..............................  6,744,000    521,052
  *South China Financial Holdings, Ltd...................  2,022,000     13,793
  *South China Land, Ltd................................. 20,095,170    294,776
   Southeast Asia Properties & Finance, Ltd..............    131,891     38,299
   Stella International Holdings, Ltd....................    152,000    399,422
   Stelux Holdings International, Ltd....................  1,617,400    361,829
  *Styland Holdings, Ltd.................................    137,438      2,341
  *Success Universe Group, Ltd...........................  5,552,000    128,105
   Sun Hing Vision Group Holdings, Ltd...................    358,000    119,987
  #Sun Hung Kai & Co., Ltd...............................  1,848,429  1,054,995
  *Sun Innovation Holdings, Ltd.......................... 10,945,655    112,244
   Sunwah Kingsway Capital Holdings, Ltd.................  1,160,000     19,499
  *Sunway International Holdings, Ltd....................    850,000     19,747
  *Superb Summit International Group, Ltd................ 16,746,600    490,883
 #*Sustainable Forest Holdings, Ltd...................... 13,677,750    280,613
   Tai Cheung Holdings, Ltd..............................  1,975,000  1,564,896
   Tai Sang Land Development, Ltd........................    598,984    262,056
  *Talent Property Group, Ltd............................  5,106,420     94,985
  #Tan Chong International, Ltd..........................  1,212,000    333,350
  #Tao Heung Holdings, Ltd...............................    230,000    125,576
 #*Taung Gold International, Ltd......................... 14,590,000    299,328
   Termbray Industries International (Holdings), Ltd.....  2,304,900    252,089
   Tern Properties Co., Ltd..............................     51,200     19,608
   Texwinca Holdings, Ltd................................  1,676,000  1,328,223
  *Theme International Holdings, Ltd.....................  3,370,000     56,376
   Tian Teck Land, Ltd...................................  1,054,000  1,082,858
 #*Titan Petrochemicals Group, Ltd....................... 13,140,000      4,239
  *Tom Group, Ltd........................................  3,638,000    435,496

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   Tongda Group Holdings, Ltd.......................... 11,860,000 $    487,778
  *Topsearch International Holdings, Ltd...............  2,420,000       68,839
  *Town Health International Investments, Ltd..........  1,175,165       62,819
   Tradelink Electronic Commerce, Ltd..................  1,470,000      240,226
  #Transport International Holdings, Ltd...............    954,941    1,962,014
   Trinity, Ltd........................................  3,520,000    2,455,722
   Tristate Holdings, Ltd..............................    188,000       92,102
  *TSC Group Holdings, Ltd.............................  1,928,000      299,930
  #Tse Sui Luen Jewellery International, Ltd...........    300,000      154,888
   Tungtex Holdings Co., Ltd...........................    642,000       68,679
   Tysan Holdings, Ltd.................................  1,040,773      198,595
 #*United Laboratories International Holdings, Ltd.
    (The)..............................................  3,210,000    1,699,732
   Universal Technologies Holdings, Ltd................  6,630,000      384,208
  *Up Energy Development Group, Ltd....................    674,000       66,965
  *U-Right International Holdings, Ltd.................  4,746,000        8,573
  *Value Convergence Holdings, Ltd.....................  1,216,000      187,586
  #Value Partners Group, Ltd...........................  3,517,000    1,909,232
   Van Shung Chong Holdings, Ltd.......................  1,601,335      115,328
   Varitronix International, Ltd.......................  1,097,293      396,931
   Vedan International Holdings, Ltd...................  3,272,000      214,997
   Veeko International Holdings, Ltd...................  1,267,116       31,444
  #Victory City International Holdings, Ltd............  3,704,249      390,822
  *Vision Values Holdings, Ltd.........................    121,400        3,139
   Vitasoy International Holdings, Ltd.................  3,769,000    3,564,786
  *Vongroup, Ltd.......................................  4,085,000       19,482
   VST Holdings, Ltd...................................  3,000,000      524,553
   Wai Kee Holdings, Ltd...............................  7,946,738    1,492,060
   Wang On Group, Ltd.................................. 15,191,286      165,951
  *Warderly International Holdings, Ltd................    520,000       32,206
   Water Oasis Group, Ltd..............................  1,560,000      197,664
   Win Hanverky Holdings, Ltd..........................  1,712,000      171,909
   Wing On Co. International, Ltd......................    781,000    2,169,295
   Wing Tai Properties, Ltd............................  1,957,331    1,208,980
   Wong's International (Holdings), Ltd................    737,641      203,892
   Wong's Kong King International Holdings, Ltd........    120,000       12,697
   Xingye Copper International Group, Ltd..............    716,000       82,870
  #Xinyi Glass Holdings, Ltd...........................  8,164,000    4,558,138
   Y. T. Realty Group, Ltd.............................    749,000      193,999
   Yangtzekiang Garment, Ltd...........................    606,500      224,469
   Yau Lee Holdings, Ltd...............................    534,000       88,752
   Yeebo (International Holdings), Ltd.................    572,000       84,653
  #YGM Trading, Ltd....................................    426,000    1,021,634
  *Yugang International, Ltd........................... 93,492,000      664,041
                                                                   ------------
TOTAL HONG KONG........................................             203,931,252
                                                                   ------------
NEW ZEALAND -- (6.4%)
  *Abano Healthcare Group, Ltd.........................     29,157      137,952
   Air New Zealand, Ltd................................  2,261,316    2,303,593
   Auckland International Airport, Ltd.................  1,137,263    2,508,643
  *Cavalier Corp., Ltd.................................    283,674      440,827
   CDL Investments New Zealand, Ltd....................    395,965      139,137
   Chorus, Ltd.........................................    279,041      775,152
   Colonial Motor Co., Ltd.............................    148,846      458,513
  *Diligent Board Member Services, Inc.................      6,215       19,423
   Ebos Group, Ltd.....................................    203,702    1,374,484
  *Fisher & Paykel Appliances Holdings, Ltd............  3,131,412    3,284,557
   Fisher & Paykel Healthcare Corp., Ltd...............  3,117,358    6,022,656
  #Freightways, Ltd....................................    793,614    2,792,775
   Hallenstein Glasson Holdings, Ltd...................    243,961      996,771
  *Heartland New Zealand, Ltd..........................    173,369       98,273
   Hellaby Holdings, Ltd...............................    353,056      898,918

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
   Infratil, Ltd......................................... 2,312,698 $ 4,297,908
  *Kathmandu Holdings, Ltd...............................    36,968      54,739
  #Mainfreight, Ltd......................................   439,219   3,844,692
   Methven, Ltd..........................................    70,490      77,629
   Michael Hill International, Ltd....................... 1,534,152   1,500,361
   Millennium & Copthorne Hotels (New Zealand), Ltd...... 1,387,344     536,578
   New Zealand Oil & Gas, Ltd............................ 2,036,646   1,446,982
  #New Zealand Refining Co., Ltd.........................   591,259   1,371,363
   Northland Port Corp. (New Zealand), Ltd...............   192,300     336,174
  #Nuplex Industries, Ltd................................ 1,013,819   2,515,860
   NZX, Ltd..............................................   880,152     903,578
  #Opus International Consultants, Ltd...................    12,925      22,111
  *Pike River Coal, Ltd..................................   490,805          --
   Port of Tauranga, Ltd.................................   528,322   5,622,732
 #*Pumpkin Patch, Ltd....................................   606,913     623,807
  *Pyne Gould Guinness, Ltd..............................   554,775     154,763
  *Rakon, Ltd............................................   346,364     119,697
  #Restaurant Brands New Zealand, Ltd....................   413,600     867,326
  *Richina Pacific, Ltd..................................   274,180      81,175
  *Rubicon, Ltd.......................................... 1,485,105     340,402
  #Ryman Healthcare, Ltd................................. 1,685,604   5,610,636
   Sanford, Ltd..........................................   393,618   1,408,126
   Scott Technology, Ltd.................................    36,510      63,078
  *Seafresh Fisheries, Ltd...............................    80,520       1,854
   Skellerup Holdings, Ltd...............................   361,864     496,520
   Sky Network Television, Ltd........................... 1,006,593   4,445,634
   SKYCITY Entertainment Group, Ltd...................... 3,227,185  10,293,066
   South Port New Zealand, Ltd...........................    27,744      74,690
  #Steel & Tube Holdings, Ltd............................   389,046     693,584
   Tourism Holdings, Ltd.................................   274,867     162,524
   Tower, Ltd............................................   967,919   1,535,599
  #TrustPower, Ltd.......................................    55,801     391,790
   Vector, Ltd...........................................   986,035   2,203,960
   Warehouse Group, Ltd..................................   588,314   1,523,015
  *Xero, Ltd.............................................    35,277     158,139
                                                                    -----------
TOTAL NEW ZEALAND........................................            76,031,766
                                                                    -----------
SINGAPORE -- (12.2%)
 #*Abterra, Ltd..........................................   531,800     371,312
   Amtek Engineering, Ltd................................   918,000     449,949
   Armstrong Industrial Corp., Ltd....................... 1,264,000     273,727
 #*Asiasons Capital, Ltd................................. 1,048,000     590,235
  *Asiatravel.com Holdings, Ltd..........................    17,000       4,170
  #ASL Marine Holdings, Ltd..............................   721,600     393,297
  *AusGroup, Ltd......................................... 2,951,000   1,116,019
  #Baker Technology, Ltd................................. 1,272,000     330,602
  *Banyan Tree Holdings, Ltd.............................   960,000     525,588
   Beng Kuang Marine, Ltd................................   922,000      87,159
  #BH Global Marine, Ltd.................................   621,000      95,677
 #*Biosensors International Group, Ltd................... 4,355,237   3,859,154
   Bonvests Holdings, Ltd................................   978,000     832,928
   Boustead Singapore, Ltd............................... 1,155,000     899,204
   Breadtalk Group, Ltd..................................   650,800     319,632
  #Broadway Industrial Group, Ltd........................ 1,093,000     254,754
  #Bukit Sembawang Estates, Ltd..........................   492,003   2,167,076
  *Bund Center Investment, Ltd........................... 1,100,000     157,709
  #Cerebos Pacific, Ltd..................................   545,000   2,944,723
   CH Offshore, Ltd...................................... 1,539,400     655,666
   China Aviation Oil Singapore Corp., Ltd............... 1,061,000     841,333
  *China Dairy Group, Ltd................................   675,000      55,137
  *China Energy, Ltd.....................................   768,000      33,113

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
   China Merchants Holdings Pacific, Ltd.................    813,000 $  480,403
   Chip Eng Seng Corp., Ltd..............................  2,467,800    937,472
   Chosen Holdings, Ltd..................................    681,000     69,974
   Chuan Hup Holdings, Ltd...............................  3,967,000    910,586
 #*Cosco Corp Singapore, Ltd.............................  4,839,000  3,473,656
   Creative Technology, Ltd..............................    272,200    697,862
  *CSC Holdings, Ltd.....................................  1,849,000    164,312
   CSE Global, Ltd.......................................  2,383,000  1,686,616
   CWT, Ltd..............................................  1,072,700  1,095,762
   Datapulse Technology, Ltd.............................     27,000      4,867
 #*Delong Holdings, Ltd..................................  1,361,000    309,737
   DMX Technologies Group, Ltd...........................  1,211,000    212,435
 #*Dyna-Mac Holdings, Ltd................................  1,084,000    398,693
   Ellipsiz, Ltd.........................................    123,000      8,434
   EnGro Corp, Ltd.......................................    354,000    266,042
   Enviro-Hub Holdings, Ltd..............................  1,445,666    118,119
   Eu Yan Sang International, Ltd........................    673,800    336,520
  *euNetworks Group, Ltd.................................    411,000      4,529
  #Ezion Holdings, Ltd...................................  3,014,000  3,181,306
 #*Ezra Holdings, Ltd....................................  3,489,000  3,174,317
   F.J. Benjamin Holdings, Ltd...........................  1,305,000    346,961
  *Falcon Energy Group, Ltd..............................  1,180,000    230,402
   Food Empire Holdings, Ltd.............................  1,094,400    432,912
   Fragrance Group, Ltd..................................  5,816,000  1,258,973
   Freight Links Express Holdings, Ltd...................  6,042,111    326,363
  *Fu Yu Corp., Ltd......................................    611,500     30,643
  *Gallant Venture, Ltd..................................  3,789,000    849,599
   GK Goh Holdings, Ltd..................................  1,458,000    885,278
   Global Yellow Pages, Ltd..............................    299,000     21,319
  #GMG Global, Ltd....................................... 15,662,000  1,612,669
   Goodpack, Ltd.........................................  1,184,000  1,879,358
   GP Batteries International, Ltd.......................    343,000    267,300
   GP Industries, Ltd....................................  2,732,209    858,642
  *Grand Banks Yachts, Ltd...............................    166,000     48,013
   GuocoLand, Ltd........................................    447,314    793,228
  #GuocoLeisure, Ltd.....................................  2,512,000  1,273,848
   Guthrie GTS, Ltd......................................    888,000    442,652
   Hanwell Holdings, Ltd.................................  1,823,419    380,623
  *Healthway Medical Corp., Ltd..........................  5,065,776    336,003
   HG Metal Manufacturing, Ltd...........................    426,000     27,905
   Hiap Seng Engineering, Ltd............................    612,000    148,402
   Hi-P International, Ltd...............................  1,279,000    750,905
  *HLH Group, Ltd........................................    604,000     12,305
   Ho Bee Investment, Ltd................................  1,196,000  1,442,058
  *Hong Fok Corp., Ltd...................................  3,323,640  1,369,879
  *Hong Fok Land, Ltd....................................  1,210,000      1,561
   Hong Leong Asia, Ltd..................................    591,000    815,352
   Hotel Grand Central, Ltd..............................  1,266,047    936,391
  #Hotel Properties, Ltd.................................  1,346,400  2,906,831
   Hour Glass, Ltd.......................................    622,744    861,277
   HTL International Holdings, Ltd.......................  1,063,843    298,000
  *Huan Hsin Holdings, Ltd...............................    770,400     30,460
   HupSteel, Ltd.........................................  1,572,875    255,513
   Hwa Hong Corp., Ltd...................................  2,186,000    647,889
  #Hyflux, Ltd...........................................  3,141,500  3,463,212
   IFS Capital, Ltd......................................    248,080     78,283
 #*Indofood Agri Resources, Ltd..........................  2,464,000  2,535,330
  *Inno-Pacific Holdings, Ltd............................  2,303,000     88,557
   InnoTek, Ltd..........................................    950,000    252,298
  *Interra Resources, Ltd................................  1,370,000    442,207
   IPC Corp., Ltd........................................  4,067,000    435,403

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
   Isetan (Singapore), Ltd...............................    122,500 $  513,103
  *Jaya Holdings, Ltd....................................  1,468,000    666,419
  *JES International Holdings, Ltd.......................  1,938,000    231,792
  *Jiutian Chemical Group, Ltd...........................  2,337,000     91,328
 #*Jurong Technologies Industrial Corp., Ltd.............  2,227,680         --
   K1 Ventures, Ltd......................................  3,382,500    346,302
  #Keppel Telecommunications & Transportation, Ltd.......  1,409,600  1,487,928
   K-Green Trust, Ltd....................................    539,000    446,445
   Kian Ann Engineering, Ltd.............................  1,276,000    443,017
   Koh Brothers Group, Ltd...............................  1,312,000    247,385
   Lafe Corp., Ltd.......................................  1,234,800     76,935
   LC Development, Ltd...................................  3,036,504    392,880
   Lee Kim Tah Holdings, Ltd.............................  1,600,000    982,031
  *Li Heng Chemical Fibre Technologies, Ltd..............  2,053,000    238,404
  *Lian Beng Group, Ltd..................................  1,149,000    365,947
   Lion Asiapac, Ltd.....................................    142,000     21,540
  *LionGold Corp., Ltd...................................    298,000    260,096
  *Low Keng Huat Singapore, Ltd..........................    211,000     82,773
   Lum Chang Holdings, Ltd...............................  1,042,030    277,047
   M1, Ltd...............................................  1,154,000  2,467,111
  *Manhattan Resources, Ltd..............................    957,000    383,640
   Marco Polo Marine, Ltd................................    608,000    166,996
   Memstar Technology, Ltd...............................  4,404,000    226,700
   Memtech International, Ltd............................  1,222,000     75,736
  #Mercator Lines Singapore, Ltd.........................    555,000     52,769
   Metro Holdings, Ltd...................................  2,085,792  1,348,822
  *Mewah International, Inc..............................    835,000    296,795
  #Midas Holdings, Ltd...................................  5,800,000  1,914,925
   Nam Cheong, Ltd.......................................  3,341,740    655,322
   Nera Telecommunications, Ltd..........................  1,079,000    459,641
   New Toyo International Holdings, Ltd..................  1,624,000    358,315
   NSL, Ltd..............................................    422,000    490,941
  *Oceanus Group, Ltd....................................  8,780,000    221,915
  #OKP Holdings, Ltd.....................................    207,000     85,552
   Orchard Parade Holdings, Ltd..........................    990,359  2,063,514
   OSIM International, Ltd...............................  1,465,000  1,945,552
  *Ossia International, Ltd..............................    398,554     37,411
 #*Otto Marine, Ltd......................................  4,977,500    341,974
  #Overseas Union Enterprise, Ltd........................  1,255,000  2,721,053
   Pan Pacific Hotels Group, Ltd.........................  1,669,500  3,097,251
   Pan-United Corp., Ltd.................................  2,006,000  1,114,079
  *Penguin International, Ltd............................    400,000     23,368
   Petra Foods, Ltd......................................    876,000  1,878,406
   Popular Holdings, Ltd.................................  2,763,650    565,086
   QAF, Ltd..............................................  1,040,151    676,552
   Qian Hu Corp., Ltd....................................    481,600     34,788
  #Raffles Education Corp., Ltd..........................  3,580,710    965,883
  #Raffles Medical Group, Ltd............................  1,040,223  2,084,128
  *Rickmers Maritime.....................................     53,000     15,817
   Rotary Engineering, Ltd...............................  1,167,600    400,832
   Roxy-Pacific Holdings, Ltd............................    445,000    191,476
  *S i2i, Ltd............................................ 14,461,000    284,045
   San Teh, Ltd..........................................    999,087    241,769
  *Sapphire Corp., Ltd...................................    704,000     67,618
   SBS Transit, Ltd......................................    953,500  1,144,096
   SC Global Developments, Ltd...........................    517,000    472,920
   See Hup Seng, Ltd.....................................     64,000      9,913
  *Seroja Investments, Ltd...............................     17,767      2,447
 #*Sheng Siong Group, Ltd................................    602,000    233,891
   Sim Lian Group, Ltd...................................  2,281,855  1,528,000
   Sinarmas Land, Ltd....................................  4,095,000    927,529

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SINGAPORE -- (Continued)
  *Sing Holdings, Ltd...................................   548,000 $    172,597
   Sing Investments & Finance, Ltd......................   198,450      223,522
  #Singapore Land, Ltd..................................    60,000      337,020
   Singapore Post, Ltd.................................. 6,199,120    5,789,946
   Singapore Reinsurance Corp., Ltd..................... 1,514,530      295,477
   Singapore Shipping Corp., Ltd........................ 1,689,000      249,981
   Singapura Finance, Ltd...............................   174,062      227,127
  *Sinostar PEC Holdings, Ltd...........................   160,000       16,444
  #Sound Global, Ltd.................................... 1,432,000      589,932
   Stamford Land Corp., Ltd............................. 2,938,000    1,335,405
   Straco Corp., Ltd....................................   130,000       26,300
   STX OSV Holdings, Ltd................................ 3,176,000    3,965,561
   Sunningdale Tech, Ltd................................ 2,398,000      243,259
 #*Sunvic Chemical Holdings, Ltd........................ 1,213,000      355,989
  #Super Group, Ltd..................................... 1,064,000    2,125,212
 #*Swiber Holdings, Ltd................................. 2,521,000    1,194,856
   Tat Hong Holdings, Ltd............................... 1,241,800    1,337,701
  #Technics Oil & Gas, Ltd..............................   947,000      801,868
   Thakral Corp., Ltd................................... 6,028,000      137,505
  *Tiger Airways Holdings, Ltd.......................... 1,970,500    1,197,690
   Tiong Woon Corp. Holding, Ltd........................ 1,498,250      343,105
  *Transcu Group, Ltd................................... 4,936,000       64,745
   Trek 2000 International, Ltd.........................   714,000      147,087
 #*Triyards Holdings, Ltd...............................   348,900      233,115
  #Tuan Sing Holdings, Ltd.............................. 3,747,475      931,397
   UMS Holdings, Ltd.................................... 1,178,000      389,456
  #United Engineers, Ltd................................ 1,015,014    2,050,418
  #United Envirotech, Ltd............................... 1,440,000      429,286
   United Industrial Corp., Ltd.........................   163,000      372,488
   United Overseas Insurance, Ltd.......................   187,250      549,525
   UOB-Kay Hian Holdings, Ltd........................... 1,584,400    2,082,050
   Venture Corp., Ltd...................................   819,000    5,126,251
   Vicom, Ltd...........................................   120,000      480,823
  #WBL Corp., Ltd.......................................   615,000    1,782,205
   Wee Hur Holdings, Ltd................................ 1,207,000      276,985
   Wheelock Properties, Ltd............................. 1,210,000    1,795,186
   Wing Tai Holdings, Ltd............................... 1,874,567    2,652,645
   Xpress Holdings, Ltd................................. 3,079,000       65,216
   YHI International, Ltd............................... 1,174,000      314,569
   Yoma Strategic Holdings, Ltd.........................     2,000          865
   Yongnam Holdings, Ltd................................ 4,419,000      851,423
                                                                   ------------
TOTAL SINGAPORE.........................................            145,872,792
                                                                   ------------
TOTAL COMMON STOCKS.....................................            992,682,247
                                                                   ------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights......    81,336           --
  *Gujarat NRE Coking Coal, Ltd. Rights 11/15/12........    29,966           --
  *Yancoal Australia, Ltd. Contigent Value Rights.......   232,730      579,555
                                                                   ------------
TOTAL AUSTRALIA.........................................                579,555
                                                                   ------------
HONG KONG -- (0.1%)
  *Esprit Holdings, Ltd. Rights 11/19/12................ 2,582,450      693,092
                                                                   ------------
SINGAPORE -- (0.0%)
  *Sing Investments & Finance, Ltd. Rights 11/05/12.....    99,225       14,235
  *Transcu Group, Ltd. Warrants 09/01/13................ 1,018,000          835
                                                                   ------------
TOTAL SINGAPORE.........................................                 15,070
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................              1,287,717
                                                                   ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund..................  17,286,085    200,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,673,484) to be repurchased at $1,640,687.... $     1,641      1,640,671
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                201,640,671
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,153,289,637)............................             $1,195,610,635
                                                                 ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (24.5%)
   4imprint Group P.L.C.................................     96,735 $   543,525
   888 Holdings P.L.C...................................    508,610     861,283
   Aegis Group P.L.C....................................  3,314,004  12,583,830
   Aga Rangemaster Group P.L.C..........................    453,866     399,923
  *Barratt Developments P.L.C...........................  4,366,245  13,384,802
   Bellway P.L.C........................................    481,114   7,864,489
  *Berkeley Group Holdings P.L.C. (The).................    548,179  13,489,734
   Betfair Group P.L.C..................................     91,793   1,115,154
   Bloomsbury Publishing P.L.C..........................    272,216     565,717
   Bovis Homes Group P.L.C..............................    875,787   7,249,764
   Bwin.Party Digital Entertainment P.L.C...............  2,344,508   4,554,800
  *Carpetright P.L.C....................................    177,223   1,974,132
   Centaur Media P.L.C..................................    556,967     457,811
   Chime Communications P.L.C...........................    246,173     858,453
   Cineworld Group P.L.C................................    198,435     776,982
  *Clinton Cards P.L.C..................................    740,506          --
   Creston P.L.C........................................     22,394      30,349
   Daily Mail & General Trust P.L.C. Series A...........  1,312,593  10,125,279
   Darty P.L.C..........................................  2,066,186   1,796,501
   Debenhams P.L.C......................................  5,756,729  11,145,139
   Dignity P.L.C........................................    218,423   3,297,087
  *Dixons Retail P.L.C.................................. 15,301,236   5,105,084
   Domino's Pizza Group P.L.C...........................    465,012   3,800,122
   Dunelm Group P.L.C...................................    188,285   2,040,143
  *Enterprise Inns P.L.C................................  2,178,467   2,561,410
   Euromoney Institutional Investor P.L.C...............    295,537   3,820,353
   Fiberweb P.L.C.......................................    531,419     566,810
  *Findel P.L.C.........................................  4,998,346     548,300
  *Forminster P.L.C.....................................     43,333       2,622
   French Connection Group P.L.C........................    205,623      80,126
   Fuller Smith & Turner P.L.C. Series A................    132,875   1,588,719
  *Future P.L.C.........................................  1,301,863     360,702
   Games Workshop Group P.L.C...........................    101,889   1,109,098
   GKN P.L.C............................................  3,193,432  10,740,884
   Greene King P.L.C....................................  1,421,372  13,637,335
   Halfords Group P.L.C.................................    792,627   4,430,415
   Headlam Group P.L.C..................................    336,384   1,736,703
   Henry Boot P.L.C.....................................    430,392     904,753
 #*hibu P.L.C...........................................  4,312,932      25,756
  *HMV Group P.L.C......................................    791,347      35,342
  #Home Retail Group P.L.C..............................  3,162,895   5,839,305
   Hornby P.L.C.........................................    154,220     149,341
   Howden Joinery Group P.L.C...........................  2,315,316   6,365,464
   Huntsworth P.L.C.....................................    854,940     646,224
   Inchcape P.L.C.......................................  2,005,227  13,040,981
   Informa P.L.C........................................  2,578,346  16,689,745
   ITV P.L.C............................................  8,151,944  11,412,918
   JD Sports Fashion P.L.C..............................    120,013   1,471,955
   JD Wetherspoon P.L.C.................................    462,380   3,746,651
   John Menzies P.L.C...................................    244,534   2,392,948
  *Johnston Press P.L.C.................................    507,412     102,458
   Ladbrokes P.L.C......................................  3,736,209  10,821,643
   Laura Ashley Holdings P.L.C..........................  1,500,394     640,612
   Lookers P.L.C........................................  1,114,193   1,365,690
   Low & Bonar P.L.C....................................    831,280     727,128
   M.J. Gleeson Group P.L.C.............................    195,875     475,612
   Marston's P.L.C......................................  2,854,528   5,653,375
   Mecom Group P.L.C....................................    274,098     344,488

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
   Millennium & Copthorne Hotels P.L.C.................  1,048,561 $  8,508,761
  *Mitchells & Butlers P.L.C...........................    987,029    5,222,667
  #Mothercare P.L.C....................................    436,844    1,960,059
  *MWB Group Holdings P.L.C............................    335,122       26,364
   N Brown Group P.L.C.................................    874,754    4,751,622
 #*Ocado Group P.L.C...................................    717,280      768,503
  *Pendragon P.L.C.....................................  2,748,586      620,979
  *Perform Group PLC...................................      8,744       56,712
   Persimmon P.L.C.....................................  1,429,557   18,394,004
   Photo-Me International P.L.C........................     17,330       14,006
  *Punch Taverns P.L.C.................................  2,380,301      249,276
   Rank Group P.L.C....................................      3,252        7,692
  *Redrow P.L.C........................................  1,498,271    3,821,045
   Restaurant Group P.L.C..............................    794,689    4,815,167
   Rightmove P.L.C.....................................    404,934   10,542,022
   Smiths News P.L.C...................................    805,283    2,020,271
   Spirit Pub Co. P.L.C................................  2,505,265    2,448,933
  *Sportech P.L.C......................................    361,100      373,447
  #Sportingbet P.L.C...................................    983,711      852,335
  *Sports Direct International P.L.C...................    710,804    4,580,439
  *SuperGroup P.L.C....................................    118,236    1,276,712
   Taylor Wimpey P.L.C................................. 14,517,978   14,349,169
   Ted Baker P.L.C.....................................    148,966    2,274,888
  *Thomas Cook Group P.L.C.............................  3,320,407    1,100,079
   Topps Tiles P.L.C...................................    810,881      617,189
  *Torotrak P.L.C......................................     45,292       21,846
  *Trinity Mirror P.L.C................................  1,688,565    1,653,544
   TUI Travel P.L.C....................................  1,536,840    6,235,459
   UBM P.L.C...........................................  1,008,603   11,402,231
   UTV Media P.L.C.....................................    230,855      496,458
   Vitec Group P.L.C. (The)............................    160,973    1,850,631
  #WH Smith P.LC.......................................    620,413    6,225,889
   Whitbread P.L.C.....................................     34,852    1,324,493
   William Hill P.L.C..................................  3,062,912   16,735,721
   Wilmington Group P.L.C..............................    346,234      712,569
                                                                   ------------
Total Consumer Discretionary...........................             364,367,151
                                                                   ------------
Consumer Staples -- (3.9%)
  #A.G. Barr P.L.C.....................................    424,100    3,045,773
   Anglo-Eastern Plantations P.L.C.....................    108,153    1,221,816
   Booker Group P.L.C..................................  5,398,487    8,938,689
   Britvic P.L.C.......................................    961,388    5,579,509
   Cranswick P.L.C.....................................    215,761    2,601,564
   Dairy Crest Group P.L.C.............................    639,100    3,685,047
   Devro P.L.C.........................................    672,640    3,565,512
  *European Home Retail P.L.C..........................    109,256           --
   Greencore Group P.L.C...............................  1,566,557    2,300,488
   Greggs P.L.C........................................    479,826    3,628,784
   Hilton Food Group, Ltd..............................     11,461       51,709
  *McBride P.L.C.......................................    832,651    1,841,618
  *McBride P.L.C. Redeemable B Shares.................. 24,979,530       40,311
  *Premier Foods P.L.C.................................    860,448    1,484,965
  #PZ Cussons P.L.C....................................  1,287,639    7,041,764
   R.E.A. Holdings P.L.C...............................     50,639      392,914
   Tate & Lyle P.L.C...................................  1,034,844   12,129,459
   Thorntons P.L.C.....................................    179,394       88,926
   Young & Co.'s Brewery P.L.C. Non-Voting Shares......     26,250      228,093
                                                                   ------------
Total Consumer Staples.................................              57,866,941
                                                                   ------------
Energy -- (4.9%)
  *Afren P.L.C.........................................  4,970,604   11,086,658

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
   Anglo Pacific Group P.L.C.............................   438,805 $ 1,773,306
  *Cadogan Petroleum P.L.C...............................    39,742       9,823
  *Cairn Energy P.L.C.................................... 1,353,844   6,136,442
  *EnQuest P.L.C......................................... 2,767,503   5,188,032
 #*Essar Energy P.L.C....................................   572,688   1,269,119
  *Exillon Energy P.L.C..................................   162,141     408,683
  *Fortune Oil P.L.C..................................... 6,170,225     847,154
  *Hardy Oil & Gas P.L.C.................................    74,781     156,569
  *Heritage Oil P.L.C....................................   653,846   2,045,410
   Hunting P.L.C.........................................   541,277   6,556,258
   James Fisher & Sons P.L.C.............................   178,323   2,251,005
  *JKX Oil & Gas P.L.C...................................   456,676     590,848
   John Wood Group P.L.C................................. 1,017,921  13,991,092
  #Lamprell P.L.C........................................   596,806     714,651
  *Petroceltic International P.L.C....................... 5,866,873     654,351
  *Premier Oil P.L.C..................................... 1,957,535  11,099,271
  *Salamander Energy P.L.C...............................   976,320   3,034,643
  *SOCO International P.L.C..............................   970,105   5,300,652
  *UK Coal P.L.C......................................... 1,282,146     144,226
                                                                    -----------
Total Energy.............................................            73,258,193
                                                                    -----------
Financials -- (14.1%)
   Aberdeen Asset Management P.L.C....................... 2,601,039  13,663,246
   Admiral Group P.L.C...................................    41,232     738,864
   Amlin P.L.C........................................... 2,265,989  13,660,008
   Arbuthnot Banking Group P.L.C.........................    48,497     505,733
   Ashmore Group P.L.C................................... 1,141,118   6,568,968
   Beazley P.L.C......................................... 2,304,463   6,589,227
   Brewin Dolphin Holdings P.L.C......................... 1,089,299   3,178,539
   Capital & Counties Properties P.L.C...................   472,683   1,726,612
  *Capital & Regional P.L.C.............................. 1,493,345     579,093
   Catlin Group, Ltd..................................... 1,602,895  12,215,551
  #Charles Stanley Group P.L.C...........................   126,349     586,856
   Charles Taylor P.L.C..................................   139,215     405,243
   Chesnara P.L.C........................................   367,992   1,115,581
   Close Brothers Group P.L.C............................   637,738   8,726,585
   Daejan Holdings P.L.C.................................    32,083   1,497,609
   Development Securities P.L.C..........................   474,030   1,224,870
   F&C Asset Management P.L.C............................ 2,141,878   3,426,195
   Hansard Global P.L.C..................................    16,468      22,901
   Hargreaves Lansdown P.L.C.............................   734,280   8,763,124
   Helical Bar P.L.C.....................................   660,484   2,056,719
   Henderson Group P.L.C................................. 4,116,420   7,791,870
   Hiscox, Ltd........................................... 1,714,088  13,217,072
   ICAP P.L.C............................................ 1,805,106   9,496,771
   IG Group Holdings P.L.C............................... 1,498,282  10,550,404
  *Industrial & Commercial Holdings P.L.C................     5,000         121
   Intermediate Capital Group P.L.C......................   572,350   2,825,037
   International Personal Finance P.L.C..................   690,825   3,880,579
 #*IP Group P.L.C........................................   851,769   1,624,970
   Jardine Lloyd Thompson Group P.L.C....................   518,004   6,226,680
   Jupiter Fund Management P.L.C.........................   605,835   2,563,270
   Lancashire Holdings, Ltd..............................   685,288   9,556,371
  *Liontrust Asset Management P.L.C......................   129,935     235,053
   London Stock Exchange Group P.L.C.....................   579,642   9,146,032
   LSL Property Services P.L.C...........................   162,024     590,418
   Man Group P.L.C....................................... 4,362,669   5,543,977
   Novae Group P.L.C.....................................   217,826   1,308,824
   Phoenix Group Holdings P.L.C..........................   121,881     972,335
   Provident Financial P.L.C.............................   496,498  11,004,838
  *Puma Brandenburg, Ltd. Class A........................ 1,193,004      92,829

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
  *Puma Brandenburg, Ltd. Class B....................... 1,193,004 $     38,678
  *Quintain Estates & Development P.L.C................. 1,564,238    1,352,637
   Rathbone Brothers P.L.C..............................   165,692    3,466,529
  *Raven Russia, Ltd....................................   252,791      265,357
   S&U P.L.C............................................    21,140      303,695
   Safestore Holdings P.L.C.............................   599,761    1,056,444
   Savills P.L.C........................................   574,918    3,757,301
   Shore Capital Group, Ltd.............................   890,380      237,145
   St. James's Place P.L.C..............................   846,493    5,435,424
   St. Modwen Properties P.L.C..........................   667,078    2,173,933
   Tullett Prebon P.L.C................................. 1,003,860    4,437,965
   Unite Group P.L.C....................................   751,758    3,441,897
  *Waterloo Investment Holdings, Ltd....................     5,979          675
                                                                   ------------
Total Financials........................................            209,846,655
                                                                   ------------
Health Care -- (2.1%)
 #*Alizyme P.L.C........................................   660,805           --
   Assura Group, Ltd....................................    55,851       30,261
   Bioquell P.L.C.......................................    90,893      193,755
  *BTG P.L.C............................................ 1,273,722    7,032,917
   Consort Medical P.L.C................................   119,338    1,474,871
   Corin Group P.L.C....................................   126,637      117,379
   Dechra Pharmaceuticals P.L.C.........................   343,154    3,414,171
   Genus P.L.C..........................................   250,709    5,905,930
   Hikma Pharmaceuticals P.L.C..........................   590,810    7,056,284
  *Optos P.L.C..........................................    78,266      257,193
  *Oxford Biomedica P.L.C............................... 2,821,652      115,891
  *Renovo Group P.L.C...................................    87,461       23,996
  *Southern Cross Healthcare Group P.L.C................   191,826           --
   Synergy Health P.L.C.................................   221,547    3,322,624
  *Vectura Group P.L.C.................................. 1,514,341    2,127,145
  *Vernalis P.L.C.......................................    19,974        7,906
                                                                   ------------
Total Health Care.......................................             31,080,323
                                                                   ------------
Industrials -- (27.8%)
  #Air Partner P.L.C....................................    37,086      185,555
   Alumasc Group P.L.C..................................   124,366      164,660
   Ashtead Group P.L.C.................................. 2,502,187   15,116,530
   Avon Rubber P.L.C....................................    31,280      161,419
   Babcock International Group P.L.C.................... 1,401,502   22,154,294
   Balfour Beatty P.L.C................................. 3,154,154   16,078,068
   BBA Aviation P.L.C................................... 2,792,163    9,122,178
   Berendsen P.L.C......................................   773,744    7,035,834
   Bodycote P.L.C....................................... 1,253,236    7,651,954
   Braemar Shipping Services P.L.C......................    81,108      546,733
   Brammer P.L.C........................................   244,607      949,530
   Bunzl P.L.C..........................................   147,479    2,442,920
   Camellia P.L.C.......................................     2,481      387,764
   Cape P.L.C...........................................   432,603    1,881,522
   Carillion P.L.C...................................... 1,787,034    8,894,503
   Carr's Milling Industries P.L.C......................    35,330      537,483
   Castings P.L.C.......................................   162,757      911,981
   Chemring Group P.L.C.................................   783,476    3,976,353
   Clarkson P.L.C.......................................    61,518    1,322,809
   Cobham P.L.C......................................... 4,694,331   16,320,407
   Communisis P.L.C.....................................   561,718      335,858
   Cookson Group P.L.C.................................. 1,218,370   11,509,815
  #Costain Group P.L.C..................................   157,259      598,352
   De La Rue P.L.C......................................   446,761    7,640,869
   easyJet P.L.C........................................   692,439    6,997,805
  *Eleco P.L.C..........................................    80,000       10,020

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
   Fenner P.L.C..........................................   719,811 $ 4,205,451
   Firstgroup P.L.C...................................... 1,842,109   5,672,508
   Galliford Try P.L.C...................................   249,089   2,970,718
   Go-Ahead Group P.L.C..................................   187,428   3,932,585
  *Hampson Industries P.L.C..............................   110,209         409
   Harvey Nash Group P.L.C...............................     8,623       7,985
   Hays P.L.C............................................ 5,445,665   7,180,401
   Hogg Robinson Group P.L.C.............................   250,887     198,572
   Homeserve P.L.C....................................... 1,233,259   4,398,496
   Hyder Consulting P.L.C................................   171,856   1,095,617
   IMI P.L.C............................................. 1,002,882  15,484,442
   Interserve P.L.C......................................   576,831   3,633,984
   Intertek Group P.L.C..................................   378,948  17,273,414
   Invensys P.L.C........................................ 3,349,956  12,352,173
   ITE Group P.L.C....................................... 1,059,501   3,305,306
   Keller Group P.L.C....................................   280,343   2,749,917
   Kier Group P.L.C......................................   168,347   3,502,140
   Latchways P.L.C.......................................    36,248     585,018
   Lavendon Group P.L.C..................................   512,546   1,167,947
   Management Consulting Group P.L.C..................... 1,290,496     516,423
  #Mears Group P.L.C.....................................   263,980   1,253,498
   Meggitt P.L.C......................................... 2,407,994  15,018,915
   Melrose P.L.C......................................... 4,749,372  18,500,491
   Michael Page International P.L.C...................... 1,310,832   7,650,621
   Mitie Group P.L.C..................................... 1,526,552   7,192,493
   Morgan Crucible Co. P.L.C............................. 1,297,193   5,299,961
   Morgan Sindall Group P.L.C............................   170,811   1,824,263
   National Express Group P.L.C.......................... 1,725,133   4,745,183
   Northgate P.L.C.......................................   503,561   2,058,185
   PayPoint P.L.C........................................   132,776   1,649,580
   Porvair P.L.C.........................................   146,460     324,684
   Qinetiq Group P.L.C................................... 3,030,205   9,651,175
   Regus P.L.C........................................... 3,337,697   5,411,927
  *Renold P.L.C..........................................    89,220      27,128
   Rentokil Initial P.L.C................................ 7,256,414  10,329,224
   Ricardo P.L.C.........................................   217,815   1,271,551
  *Richmond Oil & Gas P.L.C..............................   220,000          --
   Robert Walters P.L.C..................................   387,999   1,249,681
   Rotork P.L.C..........................................   366,679  13,509,077
   RPS Group P.L.C.......................................   892,257   3,384,468
   Senior P.L.C.......................................... 1,849,203   5,811,564
   Severfield-Rowen P.L.C................................   371,550     845,669
   Shanks Group P.L.C.................................... 1,786,148   2,362,814
   SIG P.L.C............................................. 2,467,815   4,180,720
   Speedy Hire P.L.C..................................... 1,341,345     698,883
   Spirax-Sarco Engineering P.L.C........................   320,648  10,039,086
   St. Ives Group P.L.C..................................   665,998   1,102,060
   Stagecoach Group P.L.C................................ 1,869,535   8,291,263
   Sthree P.L.C..........................................   353,790   1,720,244
   T. Clarke P.L.C.......................................   147,457     108,529
   Tarsus Group P.L.C....................................   212,372     643,035
  *Travis Perkins P.L.C..................................   930,166  16,254,661
   Tribal Group P.L.C....................................   139,275     211,088
   Trifast P.L.C.........................................   359,985     254,234
   UK Mail Group P.L.C...................................   197,261     838,700
   Ultra Electronics Holdings P.L.C......................   285,303   7,807,153
  #Volex P.L.C...........................................   229,354     602,309
   Vp P.L.C..............................................   167,297     884,883
  *Wincanton P.L.C.......................................   462,355     506,133
   WS Atkins P.L.C.......................................   501,683   5,785,306

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
  #XP Power, Ltd........................................    73,546 $  1,163,024
                                                                   ------------
Total Industrials.......................................            413,632,185
                                                                   ------------
Information Technology -- (8.9%)
   Acal P.L.C...........................................   104,729      293,040
   Anite P.L.C.......................................... 1,253,216    2,861,159
   Aveva Group P.L.C....................................   289,692    9,322,073
   Computacenter P.L.C..................................   460,793    2,728,327
   CSR P.L.C............................................   837,090    4,778,596
   Dialight P.L.C.......................................   126,282    2,268,618
   Diploma P.L.C........................................   505,533    3,652,449
   Domino Printing Sciences P.L.C.......................   475,431    4,168,220
   E2V Technologies P.L.C...............................   415,037      778,743
   Electrocomponents P.L.C.............................. 1,877,117    6,519,602
   Fidessa Group P.L.C..................................   138,383    2,971,089
   Halma P.L.C.......................................... 1,549,740   10,329,189
  *Imagination Technologies Group P.L.C.................   928,414    6,859,020
  *Innovation Group P.L.C............................... 3,551,263    1,262,926
  *Kofax P.L.C..........................................   317,667    1,447,479
   Laird P.L.C.......................................... 1,133,292    3,855,314
   Micro Focus International P.L.C......................   556,396    5,160,899
   Moneysupermarket.com Group P.L.C.....................   676,611    1,465,350
   NCC Group P.L.C......................................    17,999      261,794
   Oxford Instruments P.L.C.............................   226,537    4,915,896
   Pace P.L.C........................................... 1,356,764    4,073,114
   Phoenix IT Group, Ltd................................   204,614      570,543
   Premier Farnell P.L.C................................ 1,467,203    3,926,043
  *PV Crystalox Solar P.L.C.............................   384,786       45,789
   Renishaw P.L.C.......................................   188,423    5,372,296
   RM P.L.C.............................................   363,499      473,661
   SDL P.L.C............................................   347,207    2,976,087
   Sepura P.L.C.........................................     5,137        7,476
   Spectris P.L.C.......................................   515,234   14,431,374
   Spirent Communications P.L.C......................... 2,633,737    6,149,662
   Telecity Group P.L.C.................................   826,400   12,038,001
   TT electronics P.L.C.................................   643,621    1,300,719
   Vislink P.L.C........................................   274,226      115,160
  *Wolfson Microelectronics P.L.C.......................   504,759    1,697,318
   Xaar P.L.C...........................................   252,429    1,072,512
  *Xchanging P.L.C...................................... 1,100,065    1,966,760
                                                                   ------------
Total Information Technology............................            132,116,298
                                                                   ------------
Materials -- (7.3%)
   African Barrick Gold P.L.C...........................   361,989    2,481,984
   AZ Electronic Materials SA...........................   292,428    1,677,416
   British Polythene Industries P.L.C...................   119,701      736,714
   Carclo P.L.C.........................................   221,307    1,290,230
  *Centamin P.L.C....................................... 3,531,782    3,647,652
   Croda International P.L.C............................   499,699   17,791,547
   DS Smith P.L.C....................................... 4,475,611   15,451,908
   Elementis P.L.C...................................... 1,966,934    6,657,512
   Ferrexpo P.L.C.......................................   888,830    3,001,341
   Filtrona P.L.C.......................................   802,884    7,438,164
  *Gem Diamonds, Ltd....................................   431,630    1,177,475
   Hill & Smith Holdings P.L.C..........................   311,720    1,874,496
  #Hochschild Mining P.L.C..............................   647,638    5,177,851
  *International Ferro Metals, Ltd......................   423,652       94,132
  #Lonmin P.L.C.........................................   428,276    3,553,829
   Marshalls P.L.C......................................   722,366    1,045,594
   Mondi P.L.C.......................................... 1,222,056   13,471,337
   New World Resources P.L.C. Series A..................   132,319      548,215

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
Materials -- (Continued)
  *Petra Diamonds, Ltd................................   362,381 $      583,475
   Petropavlovsk P.L.C................................   646,643      4,222,023
   RPC Group P.L.C....................................   707,602      4,842,279
 #*Talvivaara Mining Co. P.L.C........................   418,283        881,222
   Victrex P.L.C......................................   340,523      7,849,216
   Yule Catto & Co. P.L.C.............................   962,661      2,285,497
   Zotefoams P.L.C....................................    96,852        322,517
                                                                 --------------
Total Materials.......................................              108,103,626
                                                                 --------------
Telecommunication Services -- (2.2%)
   Cable & Wireless Communications P.L.C.............. 9,991,391      6,049,966
  *Colt Group SA...................................... 1,298,816      2,317,964
   Inmarsat P.L.C..................................... 1,658,096     15,190,469
   KCOM Group P.L.C................................... 2,643,350      3,243,205
   TalkTalk Telecom Group P.L.C....................... 1,776,695      5,453,326
                                                                 --------------
Total Telecommunication Services......................               32,254,930
                                                                 --------------
Utilities -- (2.4%)
   Dee Valley Group P.L.C.............................    12,109        260,115
   Drax Group P.L.C................................... 1,615,898     14,665,707
   Pennon Group P.L.C................................. 1,434,955     16,622,307
   Telecom Plus P.L.C.................................   265,603      3,644,535
                                                                 --------------
Total Utilities.......................................               35,192,664
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,457,718,966
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
  *R.E.A. Holdings P.L.C..............................     8,452         15,064
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  *SFI Holdings, Ltd. Litigation Certificate..........    26,713             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                       --
                                                                 --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@DFA Short Term Investment Fund.................... 2,420,052     28,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $224) to be repurchased at $220..................        --            220
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL...................               28,000,220
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,210,154,050)..............................           $1,485,734,250
                                                                 ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (88.4%)
AUSTRIA -- (2.2%)
   Agrana Beteiligungs AG..................................  17,322 $ 2,086,369
  *AMAG Austria Metall AG..................................  13,167     364,864
  *A-TEC Industries AG.....................................  21,828          --
   Atrium European Real Estate, Ltd........................ 610,894   3,464,231
   Austria Email AG........................................     715       5,666
   Austria Technologie & Systemtechnik AG..................  42,211     371,216
   BKS Bank AG.............................................   3,120      70,267
  #BWT AG..................................................  39,087     808,228
   CA Immobilien Anlagen AG................................ 163,483   2,027,165
   DO & CO AG..............................................   2,924     120,468
  *EAG-Beteiligungs AG.....................................   1,650       1,069
  #EVN AG.................................................. 147,842   2,091,265
   Flughafen Wien AG.......................................  45,527   2,064,513
   Frauenthal Holding AG...................................   4,212      50,124
 #*Intercell AG............................................ 254,689     626,995
   Josef Manner & Co. AG...................................     870      56,393
   Kapsch TrafficCom AG....................................  22,171   1,294,428
  #Lenzing AG..............................................  50,402   4,486,569
   Mayr-Melnhof Karton AG..................................  39,013   3,856,345
  #Oberbank AG.............................................  37,973   2,352,401
  #Oesterreichischen Post AG............................... 147,545   5,686,026
   Palfinger AG............................................  55,397   1,113,768
 #*Polytec Holding AG......................................  79,815     569,658
   RHI AG.................................................. 112,207   3,175,268
   Rosenbauer International AG.............................  13,836     724,485
  #S IMMO AG............................................... 226,536   1,446,437
  *S&T System Integration & Technology Distribution AG.....   6,318      24,437
   Schoeller-Bleckmann Oilfield Equipment AG...............  51,365   4,955,866
   Semperit Holding AG.....................................  47,021   1,981,734
   Strabag SE.............................................. 102,680   2,581,393
   UBM Realitaetenentwicklung AG...........................   2,880      47,408
 #*Uniqa Versicherungen AG................................. 248,568   2,872,784
  #Wienerberger AG......................................... 496,488   3,561,534
   Wolford AG..............................................  11,252     364,403
   Zumtobel AG............................................. 128,443   1,373,990
                                                                    -----------
TOTAL AUSTRIA..............................................          56,677,767
                                                                    -----------
BELGIUM -- (3.2%)
 #*Ablynx NV...............................................  88,257     595,520
   Ackermans & van Haaren NV............................... 118,073   9,613,309
  *Agfa-Gevaert NV......................................... 769,380   1,257,195
   Arseus NV...............................................  94,203   1,763,355
   Atenor Group NV.........................................   4,672     211,470
   Banque Nationale de Belgique............................     955   3,042,741
   Barco NV................................................  58,733   4,040,279
  #Bekaert NV.............................................. 136,903   3,738,318
   Co.Br.Ha Societe Commerciale de Brasserie SA............     115     245,670
   Compagnie d'Entreprises SA..............................  41,428   2,038,337
  *Compagnie du Bois Sauvage SA............................      87           5
   Compagnie Immobiliere de Belgique SA....................  10,604     361,037
   Compagnie Maritime Belge SA.............................  66,098   1,182,497
 #*Deceuninck NV........................................... 298,827     496,562
 #*Devgen NV...............................................  73,663   1,516,299
   D'ieteren SA NV......................................... 129,060   6,229,223
   Duvel Moorgat SA........................................   8,799   1,060,600
   Econocom Group.......................................... 265,744   1,844,115
   Elia System Operator SA................................. 131,072   5,354,602
  *Euronav SA..............................................  88,337     487,785

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
   EVS Broadcast Equipment SA.............................  56,205 $ 3,262,713
   Exmar NV............................................... 132,340     987,261
   Floridienne SA.........................................   2,033     292,421
  *Galapagos NV...........................................  99,665   2,026,835
  #Gimv NV................................................  13,215     638,937
   Hamon SA...............................................   4,148      58,465
   Image Recognition Integrated Systems (I.R.I.S.) SA.....   6,284     342,324
  *Ion Beam Applications SA...............................  81,148     683,237
   Jensen-Group NV........................................  12,030     182,555
   Kinepolis Group NV.....................................  19,582   1,953,895
   Lotus Bakeries NV......................................   1,361   1,010,899
   Melexis NV.............................................  93,665   1,480,708
   Mobistar SA............................................  84,370   2,230,962
   Nyrstar NV............................................. 616,535   3,585,618
  *Picanol NV.............................................  17,778     431,388
  *RealDolmen NV (5529094)................................     120          20
  *RealDolmen NV (B3M0622)................................   7,555     180,695
   Recticel SA............................................  87,697     581,620
   Resilux SA.............................................   4,095     262,929
   Rosier SA..............................................     655     188,635
   Roularta Media Group NV................................   8,707     131,555
   SAPEC SA...............................................   3,419     176,980
   Sioen Industries NV....................................  52,140     418,151
   Sipef NV...............................................  29,621   2,258,025
   Softimat SA............................................  22,765     101,017
   Telenet Group Holding NV...............................     606      27,763
   Ter Beke NV............................................   2,260     140,750
   Tessenderlo Chemie NV.................................. 122,318   3,549,307
 #*ThromboGenics NV....................................... 152,765   7,335,477
   Van de Velde NV........................................  33,273   1,534,979
   VPK Packaging Group SA.................................  12,084     514,609
                                                                   -----------
TOTAL BELGIUM.............................................          81,649,649
                                                                   -----------
DENMARK -- (3.4%)
   Alk-Abello A.S.........................................  28,123   1,871,400
  *Alm. Brand A.S......................................... 484,611   1,207,289
  *Amagerbanken A.S....................................... 647,900          --
   Ambu A.S. Series B.....................................  26,910     716,997
  *Arkil Holdings A.S. Series B...........................     586      40,179
  *Auriga Industries A.S. Series B........................  96,829   1,438,589
 #*Bang & Olufsen Holdings A.S............................ 147,514   1,820,773
  *BankNordik A.S.........................................     292       3,123
 #*Bavarian Nordic A.S.................................... 100,943     920,384
   BoConcept Holding A.S..................................   5,650     127,759
   Brodrene Hartmann A.S. Series B........................  11,730     250,270
  *Brondbyernes IF Fodbold A.S. Series B..................  12,915      32,581
   D/S Norden A.S......................................... 110,869   2,924,056
  *Dalhoff Larsen & Horneman A.S..........................   9,669       6,130
   DFDS A.S...............................................  18,568     900,236
  *Djursland Bank A.S.....................................   8,970     216,155
   East Asiatic Co., Ltd. A.S.............................  55,571   1,073,159
   F.E. Bording A.S.......................................     576      68,055
   Fluegger A.S. Series B.................................   4,198     240,764
 #*Genmab A.S............................................. 174,543   2,430,351
   GN Store Nord A.S...................................... 803,034  12,585,533
  *GPV Industri A.S. Series B.............................   2,200      11,468
  *Greentech Energy Systems A.S...........................   8,355      16,839
   Gronlandsbanken A.S....................................     768      63,162
  *H&H International A.S. Series B........................  18,111      92,099
   Harboes Bryggeri A.S...................................  12,252     186,187
  *Hojgaard Holding A.S. Series B.........................   2,727      35,473

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
  #IC Companys A.S.......................................  35,278 $   617,996
  *Incentive A.S.........................................   3,575      11,491
   Jeudan A.S............................................   4,620     358,008
  *Jyske Bank A.S........................................ 229,630   6,990,086
   Lan & Spar Bank A.S...................................   5,150     254,567
  *Lastas A.S. Series B..................................   9,839      27,182
  *Lollands Bank A.S.....................................     209       4,031
  *Mols-Linien A.S.......................................  23,640      64,077
  *NeuroSearch A.S.......................................  43,007      33,923
  #NKT Holding A.S.......................................  92,105   3,087,266
   Nordjyske Bank A.S....................................  17,600     251,187
   Norresundby Bank A.S..................................   7,350     217,112
   North Media A.S.......................................  36,665     124,114
  *Ostjydsk Bank A.S.....................................   3,305     128,754
 #*Pandora A.S........................................... 236,869   3,761,058
 #*Parken Sport & Entertainment A.S......................  33,556     393,125
   Per Aarsleff A.S. Series B............................   7,235     502,789
  #Ringkjoebing Landbobank A.S...........................  17,872   2,473,888
   Roblon A.S. Series B..................................     540      78,517
   Rockwool International A.S. Series B..................  28,851   2,715,724
   Royal Unibrew A.S.....................................  45,850   3,649,711
  *Salling Bank A.S......................................     384      14,815
   Schouw & Co. A.S......................................  74,017   1,691,619
   SimCorp A.S...........................................  19,486   4,252,211
  *Skjern Bank A.S.......................................   2,897      46,397
   Solar Holdings A.S. Series B..........................  22,263   1,379,635
  *Spar Nord Bank A.S.................................... 274,852   1,211,212
  *Sparbank A.S..........................................   7,749      66,881
  *Sparekassen Faaborg A.S...............................   1,972      62,808
  *Sydbank A.S........................................... 307,380   5,630,616
   Tivoli A.S............................................     969     497,858
 #*TK Development A.S.................................... 153,640     373,934
  *Topdanmark A.S........................................  53,386  10,826,718
  *TopoTarget A.S........................................ 332,263     140,545
  *Topsil Semiconductor Materials A.S.................... 194,350      12,244
  *Torm A.S.............................................. 116,681      60,350
  *United International Enterprises A.S..................   6,796   1,159,308
 #*Vestas Wind Systems A.S............................... 588,304   3,401,289
  *Vestjysk Bank A.S.....................................  29,541      73,492
  *Zealand Pharma A.S....................................  14,793     265,225
                                                                  -----------
TOTAL DENMARK............................................          86,190,774
                                                                  -----------
FINLAND -- (6.1%)
  #Ahlstrom Oyj..........................................  29,300     487,487
   Aktia Oyj Series A....................................  14,830     110,107
  #Alma Media Oyj........................................ 277,852   1,715,228
   Amer Sports Oyj....................................... 495,357   7,019,289
   Aspo Oyj..............................................  83,192     634,457
   Atria P.L.C...........................................  23,261     156,194
  *Bank of Aland P.L.C. Series B.........................  22,078     215,814
   BasWare Oyj...........................................  34,550     962,103
  *Biotie Therapies Corp. Oyj............................ 917,186     461,918
  #Cargotec Oyj Series B................................. 134,915   2,975,615
   Citycon Oyj........................................... 982,759   3,218,976
  *Componenta Oyj........................................  34,813      94,274
   Comptel P.L.C......................................... 337,600     179,236
  #Cramo Oyj............................................. 148,755   1,513,054
   Digia P.L.C...........................................  48,912     185,283
   Efore Oyj.............................................  60,233      52,386
  *Elcoteq SE............................................   3,041          --
  *Elektrobit Corp. Oyj..................................  16,849      15,385

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
   Elisa Oyj............................................   432,751 $  9,286,323
   eQ P.L.C.............................................    67,120      161,107
   Etteplan Oyj.........................................    57,413      200,161
  *Finnair Oyj..........................................   298,520      851,016
  *Finnlines Oyj........................................   124,906    1,276,664
   Fiskars Oyj Abp......................................   182,790    3,771,952
   F-Secure Oyj.........................................   463,536      975,175
  *GeoSentric Oyj.......................................   244,900        3,174
  *Glaston Oyj Abp......................................    56,393       19,666
   HKScan Oyj Series A..................................   101,202      442,768
   Huhtamaki Oyj........................................   373,956    6,322,742
   Ilkka-Yhtyma Oyj.....................................    61,503      398,650
  #KCI Konecranes Oyj...................................   245,559    7,808,333
  #Kemira Oyj...........................................   459,125    6,108,053
   Kesko Oyj Series B...................................   250,135    7,821,799
   Laennen Tehtaat Oyj..................................    18,920      347,214
   Lassila & Tikanoja Oyj...............................   137,644    2,110,841
  #Lemminkainen Oyj.....................................    22,983      470,051
 #*Mesta Board Oyj...................................... 1,549,706    4,651,911
  *Neo Industrial Oyj...................................    14,567       33,828
  #Neste Oil Oyj........................................   477,554    5,980,291
   Okmetic Oyj..........................................    54,991      330,162
   Olvi Oyj Series A....................................    62,708    1,629,592
  #Oriola-KD Oyj Series A...............................     5,045       14,379
   Oriola-KD Oyj Series B...............................   450,090    1,219,361
   Orion Oyj Series A...................................   130,940    3,245,195
   Orion Oyj Series B...................................   384,369    9,510,594
 #*Outokumpu Oyj........................................ 3,488,317    2,964,328
  #Outotec Oyj..........................................   163,942    8,010,462
   PKC Group Oyj........................................    73,207    1,329,514
   Pohjola Bank P.L.C. Series A.........................   331,849    4,526,882
  #Ponsse Oyj...........................................    25,697      204,620
  #Poyry Oyj............................................   187,165      777,080
   Raisio P.L.C. Series V...............................   541,284    2,139,118
   Ramirent Oyj.........................................   314,761    2,355,602
   Rapala VMC Oyj.......................................   113,258      728,285
  #Rautaruukki Oyj Series K.............................   373,835    2,370,641
   Raute Oyj Series A...................................     9,858       94,327
  *Ruukki Group Oyj.....................................   604,909      378,681
   Saga Furs Oyj........................................    11,244      283,369
  #Sanoma Oyj...........................................   328,616    3,195,438
  *Scanfil P.L.C........................................   123,479      136,393
   Sievi Capital P.L.C..................................   123,479      153,478
   SRV Group P.L.C......................................     7,277       31,894
   Stockmann Oyj Abp Series A...........................    43,914      857,285
  #Stockmann Oyj Abp Series B...........................   132,971    2,501,296
 #*Stonesoft Oyj........................................    69,779      114,163
   Technopolis Oyj......................................   301,916    1,373,463
   Teleste Oyj..........................................    53,559      276,928
  #Tieto Oyj............................................   291,983    5,604,136
  #Tikkurila Oyj........................................   168,347    3,190,089
  *Tulikivi Oyj.........................................     4,463        3,239
  #Uponor Oyj Series A..................................   241,740    2,727,429
   Vacon Oyj............................................    45,416    2,330,350
   Vaisala Oyj Series A.................................    39,132      812,070
   Viking Line Abp......................................    10,366      235,851
   Yit Oyj..............................................   479,016    9,445,723
                                                                   ------------
TOTAL FINLAND...........................................            154,139,942
                                                                   ------------
FRANCE -- (9.8%)
   ABC Arbitrage SA.....................................    22,399      179,912

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
FRANCE -- (Continued)
 #*Air France-KLM.........................................   722,730 $6,041,925
   Akka Technologies SA...................................    22,790    644,127
 #*Alcatel-Lucent SA...................................... 7,392,628  7,558,803
   Ales Groupe SA.........................................    29,486    531,704
   Altamir Amboise SA.....................................    81,618    732,381
   Alten SA...............................................    80,004  2,517,695
  *Altran Technologies SA.................................   676,432  4,556,571
   April SA...............................................    74,171  1,311,924
 #*Archos SA..............................................    75,094    303,886
   Arkema SA..............................................    27,360  2,496,577
  *Artprice.com SA........................................    10,649    440,219
   Assystem...............................................    56,624  1,050,794
  *Atari SA...............................................    93,971    116,862
   AtoS SA................................................    21,169  1,421,323
   Aubay SA...............................................    10,285     62,666
  #Audika Groupe SA.......................................    21,251    252,277
  #Aurea SA...............................................     3,637     20,639
   Avenir Telecom SA......................................     8,000      4,666
   Axway Software SA......................................    22,982    359,650
  *Baccarat SA............................................       377     78,392
   Banque Tarneaud SA.....................................     1,430    152,097
  #Beneteau SA............................................   179,820  1,797,051
 #*Bigben Interactive SA..................................    13,117    151,878
  *BioAlliance Pharma SA..................................    35,932    190,664
   Boiron SA..............................................    29,066    930,500
   Boizel Chanoine Champagne SA...........................     7,266    349,316
   Bonduelle SCA..........................................    16,034  1,475,163
   Bongrain SA............................................    34,266  2,047,059
   Bourbon SA.............................................   184,935  4,993,033
  *Boursorama SA..........................................    69,079    414,658
  *Bull SA................................................   351,752  1,027,272
  #Burelle SA.............................................     3,866    905,857
   Cafom SA...............................................     3,655     18,431
   Catering International Services SA.....................     1,111    143,995
  *Cegedim SA.............................................    16,591    296,406
   Cegid Group............................................    17,915    345,695
   CFAO SA................................................    83,122  4,012,603
   Cie des Alpes..........................................     6,721    120,078
   Ciments Francais SA....................................    10,266    624,319
  *Club Mediterranee SA...................................    87,746  1,394,815
   Compagnie Industrielle et Financiere D'Entreprises SA..     1,200     65,341
   Damartex SA............................................    20,518    346,322
   Derichebourg SA........................................   548,515  1,551,410
   Devoteam SA............................................    24,812    286,313
  *Dynaction SA...........................................     4,262     40,888
   Eiffage SA.............................................   136,700  4,704,027
   Electricite de Strasbourg SA...........................    21,886  2,682,632
   Eramet SA..............................................        13      1,653
   Esso SA Francaise......................................     9,436    675,319
   Establissements Maurel et Prom SA......................   328,284  4,575,625
  *Etam Developpement SA..................................     1,949     35,228
   Euler Hermes SA........................................    52,633  3,631,988
  *Euro Disney SCA........................................   138,383    927,945
   Eurofins Scientific SA.................................    26,702  4,133,376
   Exel Industries SA Series A............................    10,680    523,528
   Faiveley Transport SA..................................    25,507  1,422,710
   Faurecia SA............................................   142,901  2,151,589
   Fimalac SA.............................................    31,490  1,404,605
   Fleury Michon SA.......................................     4,694    224,837
  *GameLoft SA............................................   225,468  1,545,817
  *Gascogne SA............................................     6,907     29,950

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
FRANCE -- (Continued)
   Gaumont SA.............................................    13,980 $  715,533
   GEA SA.................................................     1,000     85,453
 #*GECI International SA..................................    59,392    137,795
   Gemalto NV.............................................    97,900  8,842,316
   Gevelot SA.............................................     3,584    223,107
   GFI Informatique SA....................................   139,600    508,550
   GL Events SA...........................................    27,467    605,389
  *GPE Groupe Pizzorno SA.................................     3,499     54,862
  #Groupe Crit SA.........................................    24,255    388,694
   Groupe Flo SA..........................................    29,358    112,708
   Groupe Gorge SA........................................    13,211    119,865
   Groupe Guillin SA......................................     1,061     84,752
   Groupe Open SA.........................................    27,590    154,679
  *Groupe Partouche SA....................................    61,786     71,360
   Groupe Steria SCA......................................    86,854  1,403,888
   Guerbet SA.............................................     6,577    717,938
  *Haulotte Group SA......................................    61,352    379,679
   Havas SA............................................... 1,086,746  5,499,932
 #*Hi-Media SA............................................   134,290    347,264
  *Idsud SA...............................................     1,395     31,715
   Ingenico SA............................................   120,489  6,379,679
  #Interparfums SA........................................    21,452    567,081
   Ipsen SA...............................................    83,088  2,146,408
   Ipsos SA...............................................   128,384  4,513,352
   Jacquet Metal Service SA...............................    48,343    471,362
  *Kaufman & Broad SA.....................................       270      6,171
   Korian SA..............................................     8,745    134,834
   L.D.C. SA..............................................        19      1,873
   Laurent-Perrier SA.....................................    12,546  1,070,118
   Lectra SA..............................................    83,499    486,496
   Lisi SA................................................    16,907  1,122,136
   M6 Metropole Television SA.............................   192,886  2,690,878
   Maisons France Confort SA..............................    12,636    377,852
  #Manitou BF SA..........................................    48,911    759,790
   Manutan International SA...............................    14,553    585,248
  *Maurel et Prom Nigeria SA..............................   323,678    814,221
   Medica SA..............................................   146,000  2,610,521
   Mersen SA..............................................    70,824  1,792,554
   MGI Coutier SA.........................................     2,753    117,659
   Montupet SA............................................     8,127     72,443
  #Mr. Bricolage SA.......................................    30,731    348,038
  *Naturex SA.............................................    12,649    885,319
  #Neopost SA.............................................   135,048  7,403,969
  #Nexans SA..............................................   131,823  5,613,234
   Nexity SA..............................................    99,242  3,059,898
   NextRadioTV SA.........................................     3,451     50,924
  *NicOx SA...............................................   252,978    787,837
   Norbert Dentressangle SA...............................    20,989  1,427,239
   NRJ Group SA...........................................    37,352    251,255
   Oeneo SA...............................................   158,017    428,509
  #Orpea SA...............................................   113,448  4,638,599
   Osiatis SA.............................................       685      4,609
 #*PagesJaunes Groupe SA..................................   384,634    700,090
  *Parrot SA..............................................    29,582  1,026,272
 #*Peugeot SA.............................................   597,148  3,830,406
   Pierre & Vacances SA...................................    18,411    310,749
  #Plastic Omnium SA......................................    96,698  2,673,506
   Plastivaloire SA.......................................     4,552     79,593
   PSB Industries SA......................................     8,438    246,564
   Rallye SA..............................................    99,265  3,028,913
 #*Recylex SA.............................................    66,087    355,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
   Remy Cointreau SA......................................  65,997 $  6,842,601
   Robertet SA............................................   3,167      529,667
  *Rodriguez Group SA.....................................   3,886       20,074
  *Rougier SA.............................................   1,843       80,454
   Rubis SCA.............................................. 108,827    6,640,032
  *S.T. Dupont SA......................................... 334,647      143,306
   SA des Ciments Vicat...................................  45,541    2,454,793
   Sabeton SA.............................................  13,500      215,771
   Saft Groupe SA.........................................  98,568    2,192,299
   Samse SA...............................................   8,342      568,648
   Sartorius Stedim Biotech SA............................   9,046      818,597
  #Seche Environnement SA.................................   6,437      210,900
  #Sechilienne SA.........................................  74,888    1,284,269
   Securidev SA...........................................   2,500       74,457
  *Sequana SA............................................. 211,916      328,937
   Societe Anonyme d'Explosifs et de Produits
      Chimiques SA........................................     485      113,444
   Societe BIC SA.........................................  62,449    7,620,209
   Societe d'Edition de Canal Plus SA..................... 306,157    1,838,106
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco SA............................................  46,150    1,707,450
   Societe Internationale de Plantations d'Heveas SA......   5,133      398,509
  #Societe Pour l'Informatique Industrielle SA............  40,908      243,284
   Societe Television Francaise 1 SA...................... 416,273    3,577,458
 #*Soitec SA.............................................. 400,615    1,204,787
   Somfy SA...............................................  21,738    3,739,126
   Sopra Group SA.........................................  22,982    1,084,709
  *Spir Communication SA..................................   4,687       89,318
   Stallergenes SA........................................  11,930      692,622
  *Ste Industrielle d'Aviation Latecoere SA...............  27,234      309,276
   Stef SA................................................  29,121    1,517,217
   Store Electronic SA....................................   3,620       42,803
  #Sword Group SA.........................................  22,260      360,249
   Synergie SA............................................  60,624      559,176
  *Technicolor SA......................................... 525,779    1,335,740
   Teleperformance SA..................................... 223,377    6,764,033
   Tessi SA...............................................   5,374      501,650
 #*Theolia SA............................................. 182,298      340,598
   Thermador Groupe.......................................   4,528      342,198
   Tonnellerie Francois Freres SA.........................   3,898      179,816
   Total Gabon SA.........................................     937      419,932
   Touax SA...............................................   2,639       85,524
 #*Transgene SA...........................................  42,377      448,539
   Trigano SA.............................................  32,351      350,988
  *UbiSoft Entertainment SA............................... 398,686    3,709,528
   Union Financiere de France Banque SA...................  16,828      400,029
   Valeo SA............................................... 149,480    6,582,118
   Viel et Compagnie SA................................... 158,130      551,280
  #Vilmorin & Cie SA......................................  20,195    2,399,615
   Virbac SA..............................................  17,539    3,055,264
  *Vivalis SA.............................................  25,963      247,488
   VM Materiaux SA........................................   6,914      145,464
   Vranken-Pommery Monopole SA............................  14,162      448,724
   Zodiac Aerospace SA....................................  47,538    4,874,261
                                                                   ------------
TOTAL FRANCE..............................................          248,077,062
                                                                   ------------
GERMANY -- (12.9%)
   A.S. Creation Tapeton AG...............................   6,853      304,225
  *AAP Implantate AG......................................  25,576       42,984
  *Aareal Bank AG......................................... 423,110    9,098,181
  *Abwicklungsgesellschaft Roesch AG Medizintechnik.......   7,300          255
  *ADVA Optical Networking SE............................. 169,035      950,953
   AGROB Immobilien AG....................................   5,800       79,135

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
 #*Air Berlin P.L.C....................................... 156,429 $   310,211
  #Aixtron SE............................................. 352,829   4,628,050
   ALBA SE................................................  21,642   1,745,321
  *Aligna AG.............................................. 318,087       7,833
   Allgeier SE............................................  19,930     274,599
   Amadeus Fire AG........................................  17,321     803,891
  *Analytik Jena AG.......................................     597       7,676
  *Andreae-Noris Zahn AG..................................  26,412   1,044,409
   Asian Bamboo AG........................................  29,133     223,723
   Atoss Software AG......................................     303       7,991
   Aurubis AG............................................. 153,470   9,715,684
   Baader Bank AG......................................... 118,094     278,736
   Balda AG............................................... 127,634     838,470
  #Bauer AG...............................................  34,231     741,068
  #BayWa AG...............................................  45,827   2,076,871
   Bechtle AG.............................................  63,405   2,392,760
   Bertrandt AG...........................................  23,001   1,925,019
  *Beta Systems Software AG...............................   8,020      16,668
  #Bijou Brigitte AG......................................  11,350     792,659
   Bilfinger SE...........................................  62,183   6,093,431
   Biotest AG.............................................  20,784   1,279,624
  *BKN International AG...................................  33,408         130
  *BMP Media Vestors AG...................................   8,724       8,038
  *Borussia Dortmund GmbH & Co. KGaA...................... 241,558     803,508
   CANCOM AG..............................................  39,490     612,543
   Carl Zeiss Meditec AG.................................. 114,703   3,148,265
   CAT Oil AG.............................................  51,243     370,178
  *Celesio AG............................................. 143,486   2,781,658
   CENIT AG...............................................  19,347     165,893
   Centrotec Sustainable AG...............................  42,634     770,325
 #*Centrotherm Photovoltaics AG...........................  10,160      11,646
   Cewe Color Holding AG..................................  16,681     734,989
  *Colonia Real Estate AG.................................  16,334      83,344
   Comdirect Bank AG...................................... 139,558   1,371,610
  *CompuGroup Medical AG..................................  46,927     853,207
  *Conergy AG............................................. 264,578     108,907
  *Constantin Medien AG................................... 359,780     669,202
   CropEnergies AG........................................  77,958     473,802
   CTS Eventim AG......................................... 106,100   3,150,234
 #*Curanum AG............................................. 108,695     264,581
  #DAB Bank AG............................................ 130,043     569,816
   Data Modul AG..........................................  11,455     216,284
  #Delticom AG............................................  15,867     889,780
   Deufol AG.............................................. 112,955     119,225
   Deutsche Beteiligungs AG...............................  29,148     736,161
  #Deutsche Wohnen AG..................................... 646,717  11,844,087
  *Deutz AG............................................... 263,835   1,157,307
  *Dialog Semiconductor P.L.C............................. 221,152   4,404,049
   DIC Asset AG...........................................  13,115     122,395
   Dierig Holding AG......................................   9,408     125,678
  #Douglas Holding AG..................................... 105,346   5,142,377
   Dr. Hoenle AG..........................................  14,858     219,278
   Draegerwerk AG & Co. KGaA..............................   3,020     243,590
   Drillisch AG........................................... 172,204   2,122,553
   Duerr AG...............................................  40,668   3,050,739
   DVB Bank SE............................................ 173,470   5,393,186
   Eckert & Ziegler AG....................................  12,438     363,461
   Elmos Semiconductor AG.................................  35,507     307,573
   ElreingKlinger AG...................................... 106,886   2,979,682
   Erlus AG...............................................   2,970     128,927
  #Euromicron AG..........................................  25,641     668,219

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GERMANY -- (Continued)
   Euwax AG...............................................    14,880 $1,055,692
 #*Evotec AG.............................................. 1,165,338  4,179,266
   Fielmann AG............................................    32,343  3,151,324
 #*First Sensor AG........................................    18,636    205,979
  *FJA AG.................................................       217        262
  #Freenet AG.............................................   381,911  6,321,467
   Fuchs Petrolub AG......................................   136,940  8,534,620
  *GAGFAH SA..............................................   281,532  3,204,062
   GBW AG.................................................    28,417    837,939
   Gerresheimer AG........................................   117,580  5,836,134
   Gerry Weber International AG...........................    89,108  4,051,965
   Gesco AG...............................................    10,279    869,814
   GFK SE.................................................    72,083  3,283,764
   GFT Technologies AG....................................    66,050    279,249
 #*Gigaset AG.............................................   175,782    243,968
   Gildemeister AG........................................   200,603  3,723,063
   Grammer AG.............................................    46,658    909,204
   Grenkeleasing AG.......................................    32,703  2,207,305
  *GSW Immobilien AG......................................    39,738  1,633,392
   H&R AG.................................................    49,089    808,752
   Hamborner REIT AG......................................    22,740    209,188
  #Hamburger Hafen und Logistik AG........................    70,353  1,710,555
 #*Hansa Group AG.........................................   146,815    429,009
   Hawesko Holding AG.....................................    19,463    968,932
 #*Heidelberger Druckmaschinen AG.........................   822,580  1,234,592
   Highlight Communications AG............................    72,348    340,259
  *Homag Group AG.........................................    14,489    186,974
   Indus Holding AG.......................................    79,715  2,006,945
   Innovation in Traffic Systems AG.......................    23,949    772,936
  *Intershop Communications AG............................    62,598    155,392
   Isra Vision AG.........................................    11,143    310,333
 #*IVG Immobilien AG......................................   400,498    997,068
   Jenoptik AG............................................   180,277  1,708,122
  *Joyou AG...............................................     4,817     54,670
  *Kampa AG...............................................    35,505      1,335
  *Kloeckner & Co. SE.....................................   381,858  3,462,048
  *Koenig & Bauer AG......................................     9,557    173,902
   Kontron AG.............................................   189,937    892,809
  #Krones AG..............................................    72,618  4,284,051
   KSB AG.................................................     3,584  1,907,911
  *Kuka AG................................................   102,786  3,085,492
   KWS Saat AG............................................    17,224  4,947,117
   Leifheit AG............................................    12,500    432,797
   Leoni AG...............................................   126,718  4,233,795
  *Loewe AG...............................................    25,187    118,879
  *Lotto24 AG.............................................       543      2,395
  #LPKF Laser & Electronics AG............................    33,127    678,113
 #*Manz AG................................................     6,640    180,815
  *Masterflex SE..........................................    19,347    125,646
  *Maxdata Computer AG....................................    94,120     14,761
  *Mediclin AG............................................   119,554    644,271
 #*Medigene AG............................................    95,039    134,365
   Mensch und Maschine Software AG........................    10,746     69,770
  #MLP AG.................................................   216,957  1,395,988
  #Mobotix AG.............................................    13,494    334,029
  *Mologen AG.............................................    26,889    446,959
 #*Morphosys AG...........................................    79,379  2,698,569
   MTU Aero Engines Holding AG............................    69,681  5,857,687
   Muehlbauer Holding & Co. AG............................    14,905    379,067
  #MVV Energie AG.........................................   114,055  3,269,280
  #Nemetschek AG..........................................    24,668  1,098,939

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
   Nexus AG..............................................    33,813 $   412,395
 #*Nordex SE.............................................   194,652     681,160
   NORMA Group AG........................................    58,517   1,617,824
   OHB AG................................................    35,659     697,258
  *Oldenburgische Landesbank AG..........................     4,234     115,297
   P&I Personal & Informatik AG..........................    17,889     708,516
  *Patrizia Immobilien AG................................    76,360     539,303
   Pfeiffer Vacuum Technology AG.........................    36,268   3,707,878
  #PNE Wind AG...........................................   186,108     460,870
 #*Praktiker AG..........................................   217,326     405,931
   Progress-Werk Oberkirch AG............................     7,812     290,565
   PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie.............................    33,752     645,028
   PVA TePla AG..........................................    46,019     138,378
   QSC AG................................................   411,987   1,124,020
  *R Stahl AG............................................    14,410     498,672
   Rational AG...........................................    15,420   3,903,402
   REALTECH AG...........................................    11,124      63,386
   Rheinmetall AG........................................   152,317   7,279,886
   Rhoen-Klinikum AG.....................................   406,308   7,913,041
  *RIB Software AG.......................................     5,493      34,119
   Ruecker AG............................................    10,247     216,060
   S.A.G. Solarstrom AG..................................     1,968       8,134
  *SAF-Holland SA........................................   167,238   1,087,946
   Salzgitter AG.........................................   110,698   4,787,236
   Schaltbau Holding AG..................................     9,506     318,520
  *Sedo Holding AG.......................................    65,721     137,146
   Sektkellerei Schloss Wachenheim AG....................     7,479      87,141
  *SER Systems AG........................................     9,400         207
  #SGL Carbon SE.........................................   229,387   9,149,090
  *SHW AG................................................     1,716      64,467
 #*Singulus Technologies AG..............................   236,814     382,211
   Sinner AG.............................................     2,660      52,375
  #Sixt AG...............................................    81,198   1,510,909
   SKW Stahl-Metallurgie Holding AG......................    18,284     340,414
 #*Sky Deutschland AG.................................... 1,121,049   4,886,199
  *SM Wirtschaftsberatungs AG............................    18,126     117,469
 #*SMA Solar Technology AG...............................    27,498     590,659
   SMT Scharf AG.........................................     9,389     273,130
   Software AG...........................................   173,056   6,949,619
  #Solarworld AG.........................................   294,977     510,102
   Stada Arzneimittel AG.................................   247,784   7,504,291
   STINAG Stuttgart Invest AG............................    35,003     717,137
  *Stoehr & Co. AG.......................................     6,000      14,901
  *STRATEC Biomedical AG.................................    32,070   1,351,329
  *Stroer Out-of-Home Media AG...........................    57,987     511,332
  *Suss Microtec AG......................................    73,062     689,580
   Symrise AG............................................   307,713  11,068,532
   Syzygy AG.............................................    30,656     135,186
  #TAG Immobilien AG.....................................   352,218   4,071,242
   Takkt AG..............................................   126,507   1,624,289
   Telegate AG...........................................    16,807     130,507
  *Tipp24 SE.............................................    16,840     830,725
   Tom Tailor Holding AG.................................    66,580   1,419,731
   Tomorrow Focus AG.....................................   113,715     505,627
  *TUI AG................................................   550,143   5,162,297
   UMS United Medical Systems International AG...........     3,304      38,217
   UmweltBank AG.........................................    17,656     771,410
  *VBH Holding AG........................................     9,415      31,728
  *Verbio AG.............................................    52,498     112,037
  #Vossloh AG............................................    37,975   3,830,512
   VTG AG................................................    34,864     547,784

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
   Wacker Chemie AG.....................................       418 $     23,611
  #Wacker Neuson SE.....................................    58,348      795,312
  *Wanderer-Werke AG....................................     7,903        2,397
  *Washtec AG...........................................     5,625       66,448
   Wincor Nixdorf AG....................................   119,287    5,319,427
   Wirecard AG..........................................   381,688    8,741,631
   Wuerttembergische Lebensversicherung AG..............    23,873      516,531
   XING AG..............................................    11,101      631,583
  *zooplus AG...........................................     5,878      254,802
                                                                   ------------
TOTAL GERMANY...........................................            326,285,939
                                                                   ------------
GREECE -- (2.0%)
  *Aegean Airlines S.A..................................     5,746       11,693
  *Aegek S.A............................................    26,135        4,266
  *Alfa Alfa Energy S.A.................................     3,810        6,864
  *Alpha Bank A.E.......................................   674,977    1,582,482
  *Alumil Aluminum Industry S.A.........................    39,150       14,989
  *Alysida S.A..........................................     2,376        6,132
  *Anek Lines S.A.......................................   494,192       81,294
  *Astir Palace Hotels S.A..............................    93,886      406,493
  *Athens Medical Center S.A............................   105,147       62,903
  *Atlantic Supermarkets S.A............................    34,730        3,601
  *Attica Bank S.A......................................   120,802       95,601
   Autohellas S.A.......................................    73,796      116,720
  *Babis Vovos International Construction S.A...........    21,073        8,303
  *Balafas S.A..........................................    15,200        3,743
  *Balkan Real Estate S.A...............................     5,450        2,260
  *Bank of Cyprus P.L.C................................. 4,342,301    1,837,133
   Bank of Greece S.A...................................   133,571    2,230,582
  *Cyprus Popular Bank PCL..............................   662,422       53,654
  *Daios Plastics S.A...................................    16,350      105,324
  *Diagnostic & Therapeutic Center of Athens
     Hygeia S.A.........................................   125,558       49,887
  *Elastron S.A.........................................    76,043       55,535
  *Elektrak S.A.........................................    33,937       72,562
  *Elektroniki Athinon SA...............................     7,497        4,664
  *Ellaktor S.A.........................................   544,614    1,065,177
  *Elval - Hellenic Aluminium Industry S.A..............    28,590       44,162
  *Etma Rayon S.A.......................................    11,242       20,545
   Euro Reliance General Insurance Co. S.A..............    40,957       31,911
  *Eurobank Ergasias SA.................................   971,907    1,132,535
  *Euromedica S.A.......................................    33,079       16,510
   EYDAP Athens Water Supply & Sewage Co. S.A...........   116,677      666,530
  *Folli Follie Group S.A...............................   150,049    2,049,635
  *Forthnet S.A.........................................    21,107       25,433
  *Fourlis Holdings S.A.................................   146,787      379,528
  *Frigoglass S.A.......................................   115,348      669,033
  *GEK Terna Holding Real Estate Construction S.A.......   296,155      521,186
  *Halkor S.A...........................................   186,762      128,895
  *Hellenic Cables S.A..................................    54,724       88,431
   Hellenic Exchanges S.A...............................   296,505    1,324,660
   Hellenic Petroleum S.A...............................   326,121    2,556,031
  *Hellenic Sugar Industry S.A..........................    33,478       39,343
  *Hellenic Telecommunication Organization Co. S.A......   707,121    3,118,247
  *Heracles General Cement Co. S.A......................    33,094       90,450
  *Iaso S.A.............................................   206,042      187,965
  *Inform P. Lykos S.A..................................    16,186       21,673
  *Informatics S.A......................................     3,778        1,518
  *Intracom Holdings S.A................................   247,375      102,256
  *Intracom Technical & Steel Constructions S.A.........    13,420       12,747
   Intralot S.A.-Integrated Lottery Systems & Services..   551,157    1,108,735
  *Ionian Hotel Enterprises S.A.........................    16,914      306,921

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
  *Ipirotiki Software & Publications S.A.................    22,110 $    55,596
   JUMBO S.A.............................................   400,965   2,654,772
   Karelia Tobacco Co., Inc. S.A.........................     3,613     514,966
  *Kathimerini Publishing S.A............................    25,040      13,372
  *Lamda Development S.A.................................       905       4,019
  *Lan-Net S.A...........................................    12,688      19,735
  *Loulis Mills S.A......................................    25,704      54,923
  *Marfin Investment Group Holdings S.A.................. 2,380,237   1,060,299
   Metka S.A.............................................   101,638     924,732
  *Michaniki S.A.........................................   155,442      38,280
   Motor Oil (Hellas) Corinth Refineries S.A.............   246,966   2,151,470
  *Mytilineos Holdings S.A...............................   367,558   1,668,808
  *National Bank of Greece S.A........................... 1,343,567   3,147,579
  *Neorion Holdings S.A..................................    14,991       2,429
   OPAP S.A..............................................   168,712   1,078,344
  *Piraeus Bank S.A...................................... 4,777,477   2,578,847
   Piraeus Port Authority S.A............................    21,267     346,953
  *Promota Hellas S.A....................................     8,860       2,641
  *Proton Bank S.A.......................................   141,214          --
  *Public Power Corp. S.A................................   528,487   3,034,329
  *Real Estate Development & Services S.A................    87,302      69,278
   S&B Industrial Minerals S.A...........................    68,336     479,816
  *Sarantis S.A..........................................    74,884     250,332
  *Selected Textile S.A..................................    60,619      29,311
  *Sfakianakis S.A.......................................    16,775      19,134
  *Sidenor Steel Products Manufacturing Co. S.A..........   105,996     153,732
  *T Bank S.A............................................   228,007          --
  *Technical Olympic S.A.................................     2,237       3,816
  *Teletypos S.A. Mega Channel...........................    77,669      26,663
   Terna Energy S.A......................................   144,697     432,337
  *Themeliodomi S.A......................................    37,422      17,947
   Thessaloniki Port Authority S.A.......................     6,936     129,927
   Thessaloniki Water Supply & Sewage Co. S.A............    15,807      89,008
  *Thrace Plastics Co. S.A...............................    33,856      33,241
  *Titan Cement Co. S.A..................................   203,501   3,791,759
  *TT Hellenic Postbank S.A..............................   695,353     151,414
  *Viohalco Hellenic Copper & Aluminum Industry S.A......   603,593   2,585,895
                                                                    -----------
TOTAL GREECE.............................................            50,142,446
                                                                    -----------
IRELAND -- (2.7%)
   Aer Lingus Group P.L.C................................   752,359   1,005,119
  *Aminex P.L.C..........................................   496,086      36,972
   C&C Group P.L.C. (B010DT8)............................   399,607   1,918,593
   C&C Group P.L.C. (B011Y09)............................ 1,014,594   4,860,715
   DCC P.L.C. (0242493)..................................   308,989   8,838,285
   DCC P.L.C. (4189477)..................................    19,143     546,947
   Donegal Creameries P.L.C..............................    23,135      98,955
   Dragon Oil P.L.C......................................   990,437   8,866,393
  *Elan Corp. P.L.C......................................    45,034     490,108
   FBD Holdings P.L.C....................................   125,728   1,572,655
   Fyffes P.L.C..........................................   760,156     493,836
   Glanbia P.L.C. (0066950)..............................   700,613   6,647,356
   Glanbia P.L.C. (4058629)..............................    69,229     656,257
   Grafton Group P.L.C...................................   584,079   2,546,481
   IFG Group P.L.C.......................................   337,495     612,593
  *Independent News & Media P.L.C. (B59HWB1).............   406,791      44,827
  *Independent News & Media P.L.C. (B5TR5N4).............   318,060      35,041
   Irish Continental Group P.L.C.........................    23,420     571,465
  *Kenmare Resources P.L.C. (0487948).................... 4,136,548   2,615,262
  *Kenmare Resources P.L.C. (4490737)....................   409,813     258,728
   Kingspan Group P.L.C..................................   450,404   4,697,362

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
  *McInerney Holdings P.L.C..............................   697,135 $        --
   Paddy Power P.L.C. (0258810)..........................   180,573  13,336,467
   Paddy Power P.L.C. (4828974)..........................    10,071     742,983
  *Providence Resources P.L.C............................    17,054     171,530
   Smurfit Kappa Group P.L.C.............................   475,119   5,238,349
   Total Produce P.L.C...................................   479,366     302,596
                                                                    -----------
TOTAL IRELAND............................................            67,205,875
                                                                    -----------
ISRAEL -- (2.6%)
  *Africa Israel Investments, Ltd........................   326,135     830,002
  *Africa Israel Properties, Ltd.........................    37,844     293,801
   Africa Israel Residences, Ltd.........................       594       6,483
  *Airport City, Ltd.....................................   107,236     483,836
  *Allot Communications, Ltd.............................    13,400     302,522
  *Alon Holdings Blue Square Israel, Ltd.................    46,194     119,723
  *AL-ROV Israel, Ltd....................................    15,910     357,465
  *Alrov Properties & Lodgings, Ltd......................     5,723     100,618
  *Alvarion, Ltd.........................................    84,517      38,195
   Amot Investments, Ltd.................................   200,291     466,908
  *AudioCodes, Ltd.......................................   159,083     361,052
   Avgol Industries 1953, Ltd............................   353,269     265,927
  *Azorim Investment Development & Construction Co., Ltd.       302         292
   Babylon, Ltd..........................................   129,307   1,067,224
   Bayside Land Corp.....................................     2,413     452,568
   Big Shopping Centers 2004, Ltd........................     2,001      45,179
  *Biocell, Ltd..........................................    16,731      97,401
  *BioLineRX, Ltd........................................   499,334     158,990
   Blue Square Real Estate, Ltd..........................     3,782      72,856
  *Cellcom Israel, Ltd...................................   104,952     936,690
  *Ceragon Networks, Ltd.................................    71,706     314,816
  *Clal Biotechnology Industries, Ltd....................   146,663     453,201
   Clal Industries, Ltd..................................   285,112   1,007,008
   Clal Insurance Enterprises Holdings, Ltd..............    83,321   1,132,475
  *Compugen, Ltd.........................................    37,175     135,106
   Delek Automotive Systems, Ltd.........................   124,131     776,797
   Delek Group, Ltd......................................     2,224     422,904
   Delta-Galil Industries, Ltd...........................    32,226     338,834
   Direct Insurance - I.D.I. Insurance Co., Ltd..........    35,764      91,795
   DS Apex Holdings, Ltd.................................    38,130     178,893
  *El Al Israel Airlines, Ltd............................   421,312      49,636
  *Elbit Medical Imaging, Ltd............................    53,265     123,257
   Elbit Systems, Ltd....................................    70,858   2,494,716
   Electra, Ltd..........................................     6,502     551,126
   Elron Electronic Industries, Ltd......................    57,768     273,537
  *Evogene, Ltd..........................................    90,699     397,878
  *EZchip Semiconductor, Ltd.............................   106,730   3,352,308
  *First International Bank of Israel, Ltd...............    98,118   1,165,396
   FMS Enterprises Migun, Ltd............................    10,300     137,876
  *Formula Systems (1985), Ltd...........................    36,549     581,380
   Frutarom Industries, Ltd..............................   162,348   1,748,421
  *Gilat Satellite Networks, Ltd.........................    87,921     391,864
  *Given Imaging, Ltd....................................    48,376     870,980
   Golf & Co., Ltd.......................................    57,649     179,355
  *Hadera Paper, Ltd.....................................     9,516     414,648
   Harel Insurance Investments & Finances, Ltd...........    37,881   1,427,352
   Hot Telecommunications Systems, Ltd...................    92,836     921,909
  *Industrial Building Corp., Ltd........................   342,619     456,272
  *Israel Cold Storage & Supply Co., Ltd.................     1,076      12,302
  *Israel Discount Bank, Ltd. Series A................... 2,459,139   3,468,988
   Israel Land Development Co., Ltd. (The)...............    22,615      86,044
   Ituran Location & Control, Ltd........................    84,441   1,051,743

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
  *Jerusalem Oil Exploration, Ltd.......................     39,274 $   660,581
  *Kamada, Ltd..........................................    110,315     879,002
  *Kardan Yazamut, Ltd..................................     95,268       9,981
   Maabarot Products, Ltd...............................     21,999     194,984
  *Magic Software Enterprises, Ltd......................     38,625     175,665
   Matrix IT, Ltd.......................................    181,750     792,577
   Melisron, Ltd........................................     49,762     833,567
  *Mellanox Technologies, Ltd...........................     93,933   7,088,884
  *Menorah Mivtachim Holdings, Ltd......................    108,046     827,963
   Migdal Insurance & Financial Holding, Ltd............  1,008,721   1,359,198
  *Mizrahi Tefahot Bank, Ltd............................     64,217     583,122
  *Naphtha Israel Petroleum Corp., Ltd..................    129,930     498,424
   Neto Me Holdings, Ltd................................      5,411     180,968
  *NICE Systems, Ltd....................................      2,772      92,592
  *NICE Systems, Ltd. Sponsored ADR.....................     25,502     849,217
  *Nitsba Holdings (1995), Ltd..........................    106,360     841,481
  *Nova Measuring Instruments, Ltd......................     45,138     318,525
  *Oil Refineries, Ltd..................................  3,533,465   1,701,386
   Ormat Industries, Ltd................................    293,852   1,560,850
   Osem Investments, Ltd................................    124,960   1,887,046
   Partner Communications Co., Ltd......................    191,918   1,104,521
   Paz Oil Co., Ltd.....................................     18,628   2,454,728
  *Phoenix Holdings, Ltd. (The).........................    200,757     417,480
   Plasson Industries, Ltd..............................      8,863     239,974
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..     27,880     831,132
  *Retalix, Ltd.........................................     72,061   1,421,604
  *Scailex Corp, Ltd....................................      7,701       6,812
   Shikun & Binui, Ltd..................................    864,351   1,442,313
  *Space Communication, Ltd.............................     13,852     171,456
  *Strauss Group, Ltd...................................    145,239   1,641,730
  *Suny Electronic, Ltd.................................     21,817      18,531
   Super-Sol, Ltd. Series B.............................    368,517     995,493
  *Tower Semiconductor, Ltd.............................     88,339     734,952
  *Union Bank of Israel, Ltd............................    130,630     428,598
                                                                    -----------
TOTAL ISRAEL............................................             64,711,886
                                                                    -----------
ITALY -- (7.5%)
 #*A2A SpA..............................................  3,304,676   1,628,388
   ACEA SpA.............................................    280,731   1,544,854
   Acegas-APS SpA.......................................    110,973     799,678
 #*Acotel Group SpA.....................................      3,478     112,032
  *Aedes SpA............................................  1,494,875     123,770
   Aeroporto de Firenze SpA.............................     17,390     231,595
  *Aion Renewables SpA..................................     12,160      13,028
   Alerion Cleanpower SpA...............................     74,701     364,790
   Amplifon SpA.........................................    320,929   1,488,505
   Ansaldo STS SpA......................................    352,492   2,868,571
  *Arnoldo Mondadori Editore SpA........................    419,339     566,981
  *Ascopiave SpA........................................    164,564     283,499
   Astaldi SpA..........................................    228,281   1,469,688
   Autogrill SpA........................................    437,299   4,476,307
   Azimut Holding SpA...................................    454,770   5,777,415
 #*Banca Carige SpA.....................................  2,142,365   1,983,355
  #Banca Finnat Euramerica SpA..........................    685,945     230,995
   Banca Generali SpA...................................    156,535   2,298,834
   Banca IFIS SpA.......................................    102,347     702,891
 #*Banca Monte Dei Paschi di Siena SpA..................  8,733,630   2,414,241
   Banca Piccolo Credito Valtellinese Scarl.............  1,015,903   1,617,665
   Banca Popolare dell'Emilia Romagna Scarl.............  1,085,022   6,465,667
  *Banca Popolare dell'Etruria e del Lazio Scarl........    297,428     328,070
  *Banca Popolare di Milano Scarl....................... 12,870,403   7,092,416

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
   Banca Popolare di Sondrio Scarl....................... 1,122,536 $ 6,429,349
   Banca Profilo SpA.....................................   732,338     228,810
   Banco di Desio e della Brianza SpA....................   232,296     617,228
  *Banco Popolare Scarl.................................. 6,311,267  10,071,344
   BasicNet SpA..........................................   105,627     242,331
   Beghelli SpA..........................................   427,981     227,677
  *Biesse SpA............................................    54,004     184,259
   Bonifica Terreni Ferraresi e Imprese Agricole SpA.....    10,867     579,309
   Brembo SpA............................................   162,145   1,655,495
  *Brioschi Sviluppo Immobiliare SpA.....................   174,780      19,855
  #Buzzi Unicem SpA......................................   291,869   3,473,124
   C.I.R. SpA - Compagnie Industriali Riunite............ 1,627,217   1,863,260
   Cairo Communication SpA...............................    86,858     272,676
   Caltagirone Editore SpA...............................     6,277       7,415
   Caltagirone SpA.......................................   242,875     356,171
 #*Carraro SpA...........................................   113,633     295,666
   Cembre SpA............................................    40,330     321,467
   Cementir Holding SpA..................................   336,239     709,476
   Credito Bergamasco SpA................................   129,374   2,358,318
   Credito Emiliano SpA..................................   376,390   1,817,892
   CSP International Fashion Group SpA...................     8,113       9,839
  *d'Amico International Shipping S.A....................    98,072      42,124
  #Danieli & Co. SpA.....................................    58,099   1,664,239
   Datalogic SpA.........................................    65,558     562,622
   Davide Campari - Milano SpA...........................   523,862   4,251,455
  *DeA Capital SpA.......................................   241,155     400,395
  *Delclima SpA..........................................   238,104     204,309
   De'Longhi SpA.........................................   305,654   4,075,104
   DiaSorin SpA..........................................    77,818   2,613,254
  *EEMS Italia SpA.......................................    33,167      15,487
  *EI Towers SpA.........................................    39,294   1,037,160
  *Engineering Ingegneria Informatica SpA................    15,735     556,723
   ERG SpA...............................................   242,145   1,757,947
   Esprinet SpA..........................................   104,855     429,122
 #*Eurotech SpA..........................................   103,698     152,113
  #Falck Renewables SpA..................................   452,790     553,218
   Fiera Milano SpA......................................    37,863     192,101
 #*Finmeccanica SpA...................................... 1,593,106   7,900,845
  *Fondiaria-Sai SpA.....................................   943,740   1,227,456
  *Gas Plus SpA..........................................    14,596      92,429
   Gefran SpA............................................    31,923     116,905
  *Gemina SpA............................................ 2,562,430   2,446,794
  #Geox SpA..............................................   343,770     982,933
  *Gruppo Ceramiche Ricchetti SpA........................    19,666       4,544
   Gruppo Editoriale L'Espresso SpA......................   670,242     665,521
   Gruppo MutuiOnline SpA................................    51,809     236,505
  #Hera SpA.............................................. 1,822,830   3,073,159
  *I Grandi Viaggi SpA...................................    96,916      54,218
   Immsi SpA.............................................   743,533     370,239
   Impregilo SpA......................................... 1,252,064   5,056,053
   Indesit Co. SpA.......................................   185,473   1,150,533
   Industria Macchine Automatiche SpA....................    58,626   1,026,810
   Industria Romagnola Conduttori Elettrici SpA..........    43,300      81,326
  *Intek SpA.............................................   267,440     149,110
  #Interpump Group SpA...................................   275,866   2,099,673
   Iren SpA.............................................. 1,758,434     991,205
  #Italcementi SpA.......................................   279,135   1,412,708
  *Italmobiliare SpA.....................................    46,873     722,681
  *Juventus Football Club SpA............................ 1,255,083     349,345
  *KME Group SpA......................................... 1,654,192     749,153
  *Landi Renzo SpA.......................................   203,171     369,887

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
   Lottomatica Group SpA................................   185,318 $  3,988,670
  *Maire Tecnimont SpA..................................   541,573      432,404
   Marcolin SpA.........................................    60,205      327,506
 #*Mariella Burani SpA..................................    32,721           --
   Marr SpA.............................................   131,906    1,245,928
  #Mediaset SpA......................................... 2,909,042    5,110,042
   Mediobanca SpA.......................................     8,209       46,936
  #Mediolanum SpA.......................................   758,652    3,724,227
 #*Milano Assicurazioni SpA............................. 2,324,306      989,441
  *Molecular Medicine SpA...............................   300,810      165,738
  *Monrif SpA...........................................   290,064      115,169
   Nice SpA.............................................    40,195      133,537
  *Pagnossin SpA........................................     9,000           --
  #Piaggio & C. SpA.....................................   682,441    1,683,000
  *Pininfarina SpA......................................    73,457      294,940
   Pirelli & C. SpA.....................................    11,737      136,344
  *Poltrona Frau SpA....................................   152,285      192,413
 #*Prelios SpA.......................................... 2,389,900      256,951
 #*Premafin Finanziaria SpA.............................   961,257      194,153
  *Prima Industrie SpA..................................        88        1,066
   Prysmian SpA.........................................   494,781    9,539,788
 #*RCS MediaGroup SpA...................................   450,383      821,214
   Recordati SpA........................................   408,182    3,270,424
   Reply SpA............................................    12,998      338,186
  *Retelit SpA..........................................   177,195      124,082
  *Richard-Ginori 1735 SpA..............................     8,489          768
   Sabaf SpA............................................    24,109      272,933
   SAES Getters SpA.....................................    30,068      277,481
  *Safilo Group SpA.....................................   140,163    1,184,826
  *Saras SpA............................................ 1,351,714    1,808,842
   SAVE SpA.............................................    11,877      110,293
  *Screen Service Broadcasting Technologies SpA.........     5,366        1,448
  *Seat Pagine Gialle SpA............................... 2,034,205       20,545
  *Snai SpA.............................................    95,483       88,034
  *Societa Cattolica di Assicurazioni Scrl..............   189,771    2,957,185
   Societa Iniziative Autostradali e Servizi SpA........   220,635    1,837,294
   Sogefi SpA...........................................   186,290      447,459
   Sol SpA..............................................   166,511    1,008,630
  *Sorin SpA............................................ 1,151,064    2,700,166
   Tamburi Investment Partners SpA......................    37,478       71,668
 #*Telecom Italia Media SpA............................. 1,649,819      351,255
 #*Tiscali SpA.......................................... 3,467,783      202,360
   Tod's SpA............................................    47,508    5,568,387
  #Trevi Finanziaria SpA................................   154,707    1,045,470
  *Uni Land SpA.........................................    51,835           --
   Unione di Banche Italiane ScpA....................... 1,040,716    4,099,577
 #*Unipol Gruppo Finanziario SpA........................   970,174    2,124,082
   Vianini Industria SpA................................    57,659       80,331
   Vianini Lavori SpA...................................   175,180      707,247
   Vittoria Assicurazioni SpA...........................   121,346      737,335
  *Yoox SpA.............................................   157,902    2,392,856
   Zignago Vetro SpA....................................    83,038      481,303
                                                                   ------------
TOTAL ITALY.............................................            190,171,535
                                                                   ------------
NETHERLANDS -- (5.2%)
   Aalberts Industries NV...............................   469,415    8,532,614
  #Accell Group NV......................................    93,631    1,544,281
  *AFC Ajax NV..........................................    18,134      160,779
 #*AMG Advanced Metallurgical Group NV..................   137,180    1,075,328
 #*Amsterdam Commodities NV.............................    73,969    1,333,484
   APERAM NV............................................   247,006    3,582,067

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
  #Arcadis NV...........................................   270,260 $  5,773,645
  #ASM International NV.................................   215,172    6,812,916
  *Atag Group NV........................................     4,630        1,740
   Ballast Nedam NV.....................................       702        9,103
   Batenburg Techniek NV................................     7,085      125,070
  #BE Semiconductor Industries NV.......................   154,577    1,042,807
   Beter Bed Holding NV.................................    83,095    1,535,546
   BinckBank NV.........................................   251,217    2,013,859
   Brunel International NV..............................    51,660    2,490,908
  *Crown Van Gelder NV..................................     9,818       62,910
   CSM NV...............................................   363,574    7,426,298
   Delta Lloyd NV.......................................   472,377    7,855,836
   DOCdata NV...........................................    22,463      375,731
  #Exact Holding NV.....................................    64,260    1,442,007
 #*Grontmij NV..........................................   244,473      920,620
   Heijmans NV..........................................    79,498      674,391
   Hunter Douglas NV....................................     8,764      324,577
  *Kardan NV............................................    75,774       78,542
  #KAS Bank NV..........................................    54,562      547,437
   Kendrion NV..........................................    41,207      832,161
  #Koninklijke Bam Groep NV............................. 1,185,068    4,411,164
   Koninklijke Ten Cate NV..............................   140,083    3,105,364
  #Koninklijke Wessanen NV..............................   380,493    1,075,578
 #*LBi International NV.................................   515,485    1,908,630
   Macintosh Retail Group NV............................    52,801      596,006
   Mediq NV.............................................   274,364    4,453,143
   Nederlandsche Apparatenfabriek NV....................    28,810    1,066,383
   Nutreco NV...........................................   173,920   13,027,581
  *Ordina NV............................................   330,458      437,187
  *PostNL NV............................................ 1,920,653    7,579,442
  *Roto Smeets Group NV.................................    10,393      100,272
   Royal Imtech NV......................................   349,305    8,780,615
   Royal Reesink NV.....................................     1,239      118,309
  *SBM Offshore NV......................................   804,422   10,530,512
   Sligro Food Group NV.................................   104,081    2,833,129
 #*SNS Reaal Groep NV...................................   705,718    1,039,112
  #Stern Groep NV.......................................     1,100       21,042
  #Telegraaf Media Groep NV.............................   163,812    1,520,951
   TKH Group NV.........................................   177,347    4,057,380
 #*TomTom NV............................................   547,355    2,733,313
   Unit4 NV.............................................   129,411    3,554,210
   USG People NV........................................   330,320    2,320,126
   Van Lanschot NV......................................        54        1,036
  *Xeikon NV............................................    58,445      227,447
                                                                   ------------
TOTAL NETHERLANDS.......................................            132,072,589
                                                                   ------------
NORWAY -- (3.3%)
  #ABG Sundal Collier Holding ASA....................... 1,097,526      783,144
   AF Gruppen ASA.......................................     2,718       27,361
 #*Agasti Holding ASA...................................   227,087       59,348
  *Algeta ASA...........................................   145,487    3,913,014
  *Archer, Ltd..........................................   492,707      651,228
   Arendals Fosse Kompani ASA...........................        90       26,039
   Atea ASA.............................................   296,910    3,145,321
   Austevoll Seafood ASA................................   347,903    1,646,707
  *Bakkafrost...........................................     4,578       38,948
  *Bionor Pharma ASA....................................    67,738       40,678
   Bonheur ASA..........................................    68,100    1,459,131
   BW Offshore, Ltd..................................... 1,221,619      718,664
  *BWG Homes ASA........................................   346,255      708,105
   Cermaq ASA...........................................   285,677    3,909,381

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
  *Clavis Pharma ASA.....................................   139,784 $ 1,659,620
   Copeinca ASA..........................................    98,638     764,893
  *Deep Sea Supply P.L.C.................................   371,781     566,969
 #*Det Norske Oljeselskap ASA............................   173,708   2,676,083
 #*DNO International ASA................................. 3,907,920   6,831,052
  *Dockwise, Ltd.........................................    70,575   1,129,092
 #*DOF ASA...............................................   186,228     768,484
   Ekornes ASA...........................................   112,551   1,721,217
  *Electromagnetic GeoServices ASA.......................   566,149   1,233,199
  *Eltek ASA............................................. 1,292,456     861,849
   EVRY ASA..............................................   267,383     393,073
   Farstad Shipping ASA..................................    63,540   1,359,896
 #*Frontline, Ltd........................................   214,780     673,433
   Ganger Rolf ASA.......................................    54,510   1,145,190
   Golar LNG, Ltd........................................     8,434     334,753
  *Golden Ocean Group, Ltd............................... 1,019,402     771,211
  *Grieg Seafood ASA.....................................   144,008     254,291
  *Havila Shipping ASA...................................    22,400     121,249
  *Hoegh LNG Holdings, Ltd...............................     8,442      62,118
  *Hurtigruten ASA.......................................   759,030     402,290
  *Intex Resources ASA...................................    45,445      29,336
  *Jason Shipping ASA....................................     5,518       1,921
  *Kongsberg Automotive Holding ASA...................... 1,784,754     538,087
   Kongsberg Gruppen ASA.................................    10,370     200,316
   Kvaerner ASA..........................................   807,447   2,049,368
   Leroey Seafood Group ASA..............................    81,749   1,684,741
  *Morpol ASA............................................    12,028      19,093
  *Natural ASA...........................................   476,317     107,956
 #*Nordic Semiconductor ASA..............................   580,280   1,673,509
 #*Norske Skogindustrier ASA Series A....................   660,997     554,004
   Northern Offshore, Ltd................................   348,830     635,010
 #*Norwegian Air Shuttle ASA.............................   130,053   2,811,075
 #*Norwegian Energy Co. ASA..............................   809,521     516,720
   Odfjell ASA Series A..................................   138,810     442,184
   Olav Thon Eiendomsselskap ASA.........................    12,852   1,980,573
  #Opera Software ASA....................................   349,386   1,922,983
 #*Panoro Energy ASA.....................................   520,180     359,009
  *PCI Biotech Holding ASA...............................     3,157      18,135
  *PetroliaE & P Holdings................................    43,748      49,877
 #*Photocure ASA.........................................    34,222     220,969
  *Pronova BioPharma ASA.................................   717,584   1,419,744
   Prosafe ASA...........................................   781,319   6,497,719
  *Q-Free ASA............................................   139,029     390,388
 #*Renewable Energy Corp. ASA............................ 3,941,817     690,679
  *Salmar ASA............................................    27,303     170,495
  *Scana Industrier ASA..................................   548,479     120,207
 #*Sevan Drilling AS.....................................   330,159     255,684
  *Sevan Marine ASA......................................   122,199     322,545
  *Siem Offshore, Inc. ASA...............................   567,901     768,266
   Solstad Offshore ASA..................................    58,705     870,505
 #*Songa Offshore SE.....................................   845,806   1,037,683
   SpareBank 1 SMN.......................................   394,981   2,559,213
  *SpareBank 1 SR Bank ASA...............................    67,432     435,257
   Stolt-Nielsen, Ltd....................................    46,134     845,808
  *Storebrand ASA........................................   132,651     667,548
   Tomra Systems ASA.....................................   669,803   5,502,605
   TTS Marine ASA........................................   180,762     299,113
   Veidekke ASA..........................................   333,849   2,779,882
 #*Wilh Wilhelmsen ASA...................................    56,941     406,228
   Wilh Wilhelmsen Holding ASA...........................    64,934   1,460,135
                                                                    -----------
TOTAL NORWAY.............................................            84,171,601
                                                                    -----------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
PORTUGAL -- (1.2%)
   Altri SGPS SA.......................................    594,472 $ 1,048,161
 #*Banco BPI SA........................................  2,123,556   2,368,448
 #*Banco Comercial Portugues SA........................ 38,839,916   3,531,849
  *Banco Espirito Santo SA.............................  7,130,880   6,940,071
 #*Banif SGPS SA.......................................    686,791     128,175
   Corticeira Amorim SGPS SA...........................    208,154     380,160
   Ibersol SGPS SA.....................................     20,401      89,782
  *Impresa SGPS SA.....................................    319,594     132,306
  *INAPA - Investimentos Participacoes e Gestao SA.....    232,518      39,275
   Mota-Engil SGPS SA..................................    359,581     608,859
   Novabase SGPS SA....................................     65,729     176,222
  *ParaRede SGPS SA....................................     65,791      10,241
   Portucel-Empresa Produtora de Pasta de Papel SA.....    881,646   2,458,623
   REN - Redes Energeticas Nacionais SGPS SA...........    832,962   2,148,971
  *SAG GEST - Solucoes Automovel Globais SGPS SA.......    241,182     122,058
  #Sociedade de Investimento e Gestao SGPS SA..........    315,078   2,229,855
  *Sonae Capital SGPS SA...............................     37,542       7,260
 #*Sonae Industria SGPS SA.............................    443,755     301,417
  #Sonae SGPS SA.......................................  3,774,580   2,802,019
   Sonaecom SGPS SA....................................    565,634   1,027,771
   Sumol & Compal SA...................................     67,967      98,591
  *Teixeira Duarte SA..................................    734,737     247,571
  *Toyota Caetano Portugal SA..........................     53,308     109,170
   Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA................................    746,473   2,368,276
                                                                   -----------
TOTAL PORTUGAL.........................................             29,375,131
                                                                   -----------
SPAIN -- (4.5%)
  #Abengoa SA..........................................    199,714     698,999
 #*Abengoa SA Series B.................................    798,856   2,767,708
   Acciona SA..........................................     19,537   1,200,859
 #*Acerinox SA.........................................    236,733   2,471,061
  *Adolfo Dominguez SA.................................     19,487     100,148
   Adveo Group International SA........................     47,385     697,500
 #*Almirall SA.........................................    221,459   1,983,102
  *Amper SA............................................     96,925     237,678
   Antena 3 de Television SA...........................    307,606   1,234,548
  *Azkoyen SA..........................................     62,948     135,940
   Banco de Sabadell SA Convertible Shares.............    212,446     662,242
  #Banco Espanol de Credito SA.........................     30,648     112,191
   Banco Popular Espanol SA............................     86,168     134,747
  #Bankinter SA........................................  1,126,294   4,473,496
 #*Baron de Ley SA.....................................     13,910     785,893
  #Bolsas y Mercados Espanoles SA......................    304,982   6,589,836
 #*Caja de Ahorros del Mediterraneo SA.................    116,412          --
  *Campofrio Food Group SA.............................     95,179     697,514
 #*Cementos Portland Valderrivas SA....................     45,565     218,723
  #Cie Automotive SA...................................    131,131     909,413
  *Codere SA...........................................     73,816     309,663
   Compania Vinicola del Norte de Espana SA............     16,119     305,064
   Construcciones y Auxiliar de Ferrocarriles SA.......      7,740   3,685,075
  *Deoleo SA...........................................  1,893,651     810,600
   Dinamia Capital Privado Sociedad de Capital Riesgo
     SA................................................     20,438     138,305
   Distribuidora Internacional de Alimentacion SA......     96,278     583,264
   Duro Felguera SA....................................    276,209   1,672,053
   Ebro Foods SA.......................................    368,664   6,771,446
  #Elecnor SA..........................................    198,254   2,356,622
   Ence Energia y Celulosa SA..........................    925,182   2,258,852
  *Ercros SA...........................................    347,602     240,582
  #Faes Farma SA.......................................    867,236   1,502,728
  *Fersa Energias Renovables SA........................     93,691      44,979
   Fluidra SA..........................................     51,811     132,806

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
  #Fomento de Construcciones y Contratas SA.............   196,344 $  2,572,335
  #Gamesa Corp Tecnologica SA........................... 1,113,758    2,275,406
  *Grifols SA...........................................     1,193       41,434
  #Grupo Catalana Occidente SA..........................   191,220    3,122,654
  *Grupo Ezentis SA..................................... 1,019,505      235,430
  *Grupo Tavex SA.......................................   244,131       79,740
   Iberpapel Gestion SA.................................    25,850      442,125
  #Indra Sistemas SA....................................   462,730    5,294,527
 #*Inmobiliaria Colonial SA.............................   108,920      212,739
   Inmobiliaria del Sur SA..............................     2,902       15,666
  *Jazztel P.L.C........................................   957,794    6,349,140
  *La Seda de Barcelona SA..............................    80,921      112,133
   Laboratorios Farmaceuticos Rovi SA...................    58,812      395,611
  #Mediaset Espana Comunicacion SA......................   772,677    4,158,770
  #Melia Hotels International SA........................   232,123    1,727,324
   Miquel y Costas & Miquel SA..........................    35,995      980,490
  *Natra SA.............................................    86,085      117,715
  *Natraceutical SA.....................................   270,920       50,228
 #*NH Hoteles SA........................................   521,131    1,891,975
  *Nicolas Correa SA....................................    14,074       14,212
   Obrascon Huarte Lain SA..............................   180,950    4,743,459
   Papeles y Cartones de Europa SA......................   226,938      545,555
  #Pescanova SA.........................................    65,593    1,217,611
   Prim SA..............................................    39,424      243,267
 #*Promotora de Informaciones SA Series A............... 1,297,266      565,565
  #Prosegur Cia de Seguridad SA.........................   875,740    4,777,912
  *Realia Business SA...................................   297,777      227,773
 #*Sacyr Vallehermoso SA................................   645,056    1,285,221
  *Service Point Solutions SA...........................   351,017       63,940
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.........................................   227,522      238,775
   Solaria Energia y Medio Ambiente SA..................    98,171      111,099
   Tecnicas Reunidas SA.................................   128,763    6,342,583
   Telecomunicaciones y Energia SA......................   146,125      222,507
 #*Tubacex SA...........................................   455,998    1,176,991
   Tubos Reunidos SA....................................   468,386    1,168,348
   Vidrala SA...........................................    73,575    1,902,671
   Viscofan SA..........................................   202,123    9,793,173
  *Vocento SA...........................................   196,990      249,996
 #*Vueling Airlines SA..................................    72,219      482,953
 #*Zeltia SA............................................   820,890    1,407,410
                                                                   ------------
TOTAL SPAIN.............................................            113,780,100
                                                                   ------------
SWEDEN -- (9.4%)
   Aarhuskarlshamn AB...................................   111,342    4,385,979
   Acando AB............................................   282,290      667,301
  *Active Biotech AB....................................   179,412    1,650,436
  #AddNode Group AB.....................................    22,291      110,828
  #AddTech AB Series B..................................    76,643    1,910,822
  *Aerocrine AB Series B................................    11,711       25,205
   AF AB Series B.......................................   129,635    2,879,523
 #*Alliance Oil Co., Ltd. SDR...........................   350,897    2,700,089
  *Anoto Group AB.......................................    80,683       29,108
   AQ Group AB..........................................    26,029      174,389
  *Arise Windpower AB...................................    16,677       58,896
  *Atrium Ljungberg AB Series B.........................    31,048      408,271
   Avanza Bank Holding AB...............................    77,172    1,516,889
   Axfood AB............................................    94,702    3,505,672
  #Axis Communications AB...............................   183,851    4,297,359
   B&B Tools AB Series B................................    97,424      668,902
   BE Group AB..........................................   215,340      525,772
   Beiger Electronics AB................................    53,856      409,622

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SWEDEN -- (Continued)
   Beijer Alma AB.........................................    79,816 $1,344,257
  *Betsson AB.............................................   136,308  3,724,452
   Bilia AB Series A......................................   113,425  1,456,065
  #Billerud AB............................................   427,537  4,078,275
   BioGaia AB Series B....................................    59,469  1,537,418
   Biotage AB.............................................   143,915    173,995
  *Bjorn Borg AB..........................................    81,716    430,987
 #*Black Earth Farming, Ltd. SDR..........................    82,755    152,122
  *Bong Ljungdahl AB......................................    24,800     34,962
  *Boras Waefveri AB Series B.............................     6,564      1,306
   Bure Equity AB.........................................   326,825  1,133,421
   Byggmax Group AB.......................................   150,938    695,078
   Cantena AB.............................................    56,202    493,589
   Castellum AB...........................................   726,291  9,735,330
  *Catella AB.............................................   215,308    181,313
  *CDON Group AB..........................................   207,523  1,166,308
  *Cision AB..............................................    11,445     89,739
   Clas Ohlson AB Series B................................   152,790  1,952,892
  *Cloetta AB.............................................    59,529    125,199
  #Concentric AB..........................................   202,603  1,527,236
   Concordia Maritime AB Series B.........................    78,854    119,239
  #Connecta AB............................................    37,403    277,031
  *Corem Property Group AB Class B........................       120        341
  *CyberCom Group AB......................................   191,193     35,480
  #DORO AB................................................    94,731    303,044
   Duni AB................................................   140,875  1,276,695
   East Capital Explorer AB...............................    47,726    352,620
   Elekta AB Series B.....................................   502,184  7,148,728
 #*Enea AB................................................    63,008    402,041
 #*Eniro AB...............................................   420,612    592,855
   Fabege AB..............................................   577,549  5,735,995
   Fagerhult AB...........................................    18,323    453,043
  *Fastighets AB Balder Series B..........................   279,717  1,533,969
   Fenix Outdoor AB.......................................     6,455    150,971
   G & L Beijer AB Series B...............................    59,356    923,074
   Gunnebo AB.............................................   190,542    738,219
   Hakon Invest AB........................................   223,343  3,838,082
  #Haldex AB..............................................   218,520    954,840
   Heba Fastighets AB Series B............................    43,722    421,735
   Hexpol AB..............................................   115,947  5,184,598
  *HIQ International AB...................................   246,152  1,123,591
   HMS Networks AB........................................     7,040    112,442
   Hoganas AB Series B....................................   115,764  3,860,644
   Holmen AB Series B.....................................   273,916  8,072,161
   Hufvudstaden AB Series A...............................   189,483  2,406,675
   Husqvarna AB Series A..................................    37,223    215,854
  #Husqvarna AB Series B.................................. 1,434,072  8,330,008
   Industrial & Financial Systems AB Series B.............    89,522  1,379,156
   Indutrade AB...........................................    54,779  1,536,670
   Intrum Justitia AB.....................................   288,215  4,170,251
  #JM AB..................................................   372,482  6,709,537
 #*KappAhl AB.............................................   730,234    527,038
 #*Karo Bio AB............................................ 1,017,632     52,099
   Klovern AB.............................................   387,861  1,502,265
   KNOW IT AB.............................................    75,523    546,956
   Kungsleden AB..........................................   621,807  3,041,476
   Lagercrantz Group AB Series B..........................    76,298    683,087
   Lindab International AB................................   330,563  2,481,080
   Loomis AB Series B.....................................   318,925  4,382,666
   Meda AB Series A.......................................   857,997  8,790,208
 #*Medivir AB Series B....................................   125,346  1,143,993

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
   Mekonomen AB.........................................    93,177 $  2,612,735
  *Micronic Mydata AB...................................   390,070      605,557
   Modern Times Group AB Series B.......................    14,189      432,115
   MQ Holding AB........................................    37,437      106,193
   NCC AB Series A......................................    22,771      421,345
   NCC AB Series B......................................   364,909    6,837,356
   Nederman Holding AB..................................     3,537       69,232
  *Net Entertainment NE AB..............................   132,617    1,463,354
 #*Net Insight AB Series B.............................. 1,189,130      283,415
  #New Wave Group AB Series B...........................   197,176      597,310
  #NIBE Industrier AB Series B..........................   344,688    5,219,502
 #*Nobia AB.............................................   666,139    2,684,066
   Nolato AB Series B...................................    88,207    1,023,141
 #*Nordic Mines AB......................................   177,844      131,670
   Nordnet AB Series B..................................   385,945      956,037
   OEM International AB Series B........................    45,688      443,327
 #*Orexo AB.............................................    76,505      554,507
   Oriflame Cosmetics SA SDR............................   152,281    4,208,214
  *PA Resources AB...................................... 2,515,097      171,273
  *Partnertech AB.......................................    26,634       89,945
   #Peab AB Series B....................................   714,633    3,374,657
   Poolia AB Series B...................................    26,319       47,307
  #Pricer AB Series B...................................   452,718      600,822
   ProAct IT Group AB...................................    31,571      452,242
   Probi AB.............................................    28,553      211,970
   Proffice AB Series B.................................   261,425      756,825
  *RaySearch Laboratories AB............................    73,879      198,455
   Readsoft AB Series B.................................    87,941      259,881
  *Rederi AB Transatlantic..............................   112,133       98,534
  *Rezidor Hotel Group AB...............................   347,496    1,237,087
  *RNB Retail & Brands AB...............................   411,548      120,819
   Rottneros AB.........................................   207,512       57,856
   Saab AB Series B.....................................   253,292    4,818,837
   Sagax AB.............................................     3,119       82,430
 #*SAS AB...............................................   581,421      566,117
  *Sectra AB............................................    22,873      141,617
  *Securitas AB Series B................................ 1,133,353    8,253,893
  *Semcon AB............................................    63,596      423,744
   Sigma AB Series B....................................    20,898       16,772
   Sintercast AB........................................    13,048       88,841
   Skistar AB...........................................    97,008    1,165,722
  #SSAB AB Series A.....................................   824,806    5,908,719
   SSAB AB Series B.....................................   304,782    1,884,924
   Studsvik AB..........................................    18,826       72,542
   Sweco AB Series B....................................   187,009    1,969,767
  *Swedish Orphan Biovitrum AB..........................   596,468    3,367,947
   Swedol AB Class B....................................    29,796      101,096
   Systemair AB.........................................    18,266      211,204
  *TradeDoubler AB......................................   181,607      319,354
  *Transmode Holding AB.................................    11,431      118,698
   Trelleborg AB Series B...............................   999,202   10,888,078
  #Unibet Group P.L.C. SDR..............................   134,781    3,801,141
   Uniflex AB Series B..................................    17,950       77,003
   VBG AB Series B......................................       137        1,666
   Vitrolife AB.........................................    60,303      395,952
   Wallenstam AB Series B...............................   398,541    4,380,964
   Wihlborgs Fastigheter AB.............................   288,130    4,398,197
 #*Xvivo Perfusion AB...................................    60,303      245,470
                                                                   ------------
TOTAL SWEDEN............................................            237,496,908
                                                                   ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SWITZERLAND -- (12.3%)
   Acino Holding AG.......................................  15,421 $ 1,890,822
  *Addex Pharmaceuticals, Ltd.............................   1,491      16,972
  *Advanced Digital Broadcast Holdings SA.................   2,024      28,264
  *AFG Arbonia-Forster Holding AG.........................  48,048   1,089,029
   Allreal Holding AG.....................................  42,229   6,384,386
   ALSO-Actebis Holding AG................................  16,195     789,410
   AMS AG.................................................  35,754   3,808,754
   APG SGA SA.............................................   5,937   1,131,059
   Aryzta AG.............................................. 130,432   6,516,059
   Ascom Holding AG....................................... 160,822   1,375,641
  *Autoneum Holding AG....................................  15,956     816,084
  #Bachem Holdings AG.....................................  24,136     967,880
   Baloise Holding AG.....................................  13,573   1,132,884
   Bank Coop AG...........................................  31,671   1,877,126
   Banque Cantonale de Geneve SA..........................   4,021     889,682
   Banque Cantonale du Jura SA............................   4,442     310,906
   Banque Cantonale Vaudoise AG...........................   5,168   2,740,561
   Banque Privee Edmond de Rothschild SA..................     157   3,200,291
   Barry Callebaut AG.....................................   2,352   2,246,322
  *Basilea Pharmaceutica AG...............................  21,943   1,079,073
  #Basler Kantonalbank AG.................................     192      20,892
   Belimo Holdings AG.....................................   1,851   3,262,423
   Bell AG................................................     177     376,291
   Bellevue Group AG......................................  27,519     274,508
  #Berner Kantonalbank AG.................................  23,232   6,326,813
   BKW AG.................................................  27,437   1,061,431
  *Bobst Group AG.........................................  39,735   1,213,284
   Bossard Holding AG.....................................   9,822   1,317,189
   Bucher Industries AG...................................  33,342   6,256,438
   Burckhardt Compression Holding AG......................   9,355   2,681,322
   Burkhalter Holding AG..................................   1,159     379,550
   Calida Holding AG......................................   5,995     164,340
   Carlo Gavazzi Holding AG...............................   1,069     223,647
   Centralschweizerische Kraftwerke AG....................     122      43,345
  *Cham Paper Holding AG..................................     791     134,471
  *Charles Voegele Holding AG.............................  32,044     568,815
  *Cicor Technologies.....................................   4,889     167,219
   Cie Financiere Tradition SA............................   8,027     486,941
  #Clariant AG............................................ 903,053   9,677,105
   Coltene Holding AG.....................................  16,008     465,625
   Conzzeta AG............................................   1,345   2,472,203
  *Cosmo Pharmaceuticals SpA..............................     665      20,217
   Daetwyler Holding AG...................................  29,754   2,588,567
 #*Dufry AG...............................................  77,241   9,824,040
  #EFG International AG................................... 205,905   1,883,077
  *ELMA Electronic AG.....................................     472     207,078
   Emmi AG................................................  13,244   3,289,846
   EMS-Chemie Holding AG..................................  21,344   5,149,691
   Energiedienst Holding AG...............................  71,249   3,233,684
   Flughafen Zuerich AG...................................  15,028   6,431,100
   Forbo Holding AG.......................................   6,494   4,104,208
   Galenica Holding AG....................................  18,828  11,057,552
  *GAM Holding AG......................................... 780,910  10,921,334
   Gategroup Holding AG...................................  88,404   2,342,953
   George Fisher AG.......................................  15,889   5,582,685
  *Gottex Fund Management Holdings, Ltd...................     824       2,393
   Gurit Holding AG.......................................   1,799     733,361
   Helvetia Holding AG....................................  22,754   7,989,963
   Huber & Suhner AG......................................  36,607   1,627,790
   Implenia AG............................................  65,242   2,770,127
   Inficon Holding AG.....................................   6,097   1,304,260

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SWITZERLAND -- (Continued)
   Interroll Holding AG...................................   2,404 $   907,578
   Intershop Holding AG...................................   3,991   1,388,540
   Jungfraubahn Holding AG................................   1,336      90,087
  #Kaba Holding AG........................................  11,858   4,483,878
  *Kardex AG..............................................  21,055     555,718
   Komax Holding AG.......................................  11,434     831,589
   Kudelski SA............................................ 173,269   1,894,556
  *Kuoni Reisen Holding AG Series B.......................  14,420   3,856,152
  #LEM Holding SA.........................................   3,667   1,843,433
  *Liechtensteinische Landesbank AG.......................  11,378     371,085
  *LifeWatch AG...........................................  53,006     423,311
  #Logitech International SA.............................. 676,961   4,902,474
   Lonza Group AG......................................... 206,376  10,467,022
   Luzerner Kantonalbank AG...............................  17,399   6,296,506
  *MCH Group AG...........................................     116       6,000
  #Metall Zug AG..........................................     391     822,083
 #*Meyer Burger Technology AG............................. 222,481   2,161,994
   Micronas Semiconductor Holding AG...................... 155,041   1,333,145
   Mikron Holding AG......................................     585       3,380
   Mobilezone Holding AG.................................. 138,514   1,450,683
   Mobimo Holding AG......................................  25,751   5,971,639
  *Myriad Group AG........................................  75,277     202,109
   Nobel Biocare Holding AG............................... 478,680   4,288,009
  *OC Oerlikon Corp. AG................................... 637,624   6,421,927
  *Orascom Development Holding AG.........................  12,879     220,309
   Orell Fuessli Holding AG...............................   4,930     513,417
   Orior AG...............................................  14,800     773,482
   Panalpina Welttransport Holding AG.....................  45,690   4,321,551
  *Parco Industriale e Immobiliare SA.....................     600       2,255
   Phoenix Mecano AG......................................   3,100   1,529,519
   PSP Swiss Property AG.................................. 148,327  13,621,861
   PubliGroupe SA.........................................   2,764     376,428
   Rieters Holdings AG....................................  15,956   2,551,478
   Romande Energie Holding SA.............................   2,714   3,491,767
   Schaffner Holding AG...................................   2,066     511,926
  #Schmolz & Bickenbach AG................................ 139,656     528,150
   Schweiter Technologies AG..............................   4,424   2,166,411
   Schweizerische National-Versicherungs-Gesellschaft AG..  54,960   2,223,247
  *Siegfried Holding AG...................................  13,144   1,638,472
   Societa Elettrica Sopracenerina SA.....................   2,340     458,579
   St. Galler Kantonalbank AG.............................  10,021   4,108,852
  #Straumann Holding AG...................................  24,168   2,978,065
   Sulzer AG..............................................  30,255   4,387,187
   Swiss Life Holding AG.................................. 102,976  13,004,543
   Swisslog Holding AG.................................... 914,407     982,296
   Swissquote Group Holding SA............................  47,450   1,465,017
   Tamedia AG.............................................  14,891   1,664,227
   Tecan Group AG.........................................  39,704   2,962,819
  *Temenos Group AG....................................... 207,131   3,412,156
  *Tornos Holding AG......................................  38,028     263,372
   U-Blox AG..............................................  19,001     841,719
  *Valartis Group AG......................................     936      18,620
   Valiant Holding AG.....................................  47,292   4,658,021
   Valora Holding AG......................................  12,202   2,319,287
  *Vaudoise Assurances Holding SA.........................   3,614   1,118,705
   Verwaltungs und Privat-Bank AG.........................   8,823     658,230
   Vetropack Holding AG...................................     488     832,070
   Villars Holding SA.....................................     150      78,607
 #*Von Roll Holding AG.................................... 187,632     424,720
   Vontobel Holdings AG................................... 121,104   3,377,433
   VZ Holding AG..........................................     801      95,517

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
   Walliser Kantonalbank AG.........................       1,416 $    1,334,092
   WMH Walter Meier Holding AG......................       4,738      1,063,028
   Ypsomed Holdings AG..............................       8,003        476,006
   Zehnder Group AG.................................      39,704      2,338,328
  *Zueblin Immobilien Holding AG....................     261,040        781,644
  *Zug Estates Holding AG Class B...................         258        339,820
   Zuger Kantonalbank AG............................         623      3,271,664
                                                                 --------------
TOTAL SWITZERLAND...................................                312,086,778
                                                                 --------------
UNITED KINGDOM -- (0.1%)
   United Drug P.L.C................................     888,565      3,239,110
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,237,475,092
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR......................     122,950            159
   *Deceuninck NV STRIP VVPR........................     247,412            321
   *Nyrstar NV STRIP VVPR...........................     178,031            231
   *RealDolmen NV STRIP VVPR (5640683)..............          20             --
   *RealDolmen NV STRIP VVPR (B3B08L5)..............       6,067              8
   *SAPEC SA STRIP VVPR.............................          75             68
   *Tessenderlo Chemie NV STRIP VVPR................       9,955            452
   *Zenitel NV STRIP VVPR...........................       8,654             11
                                                                 --------------
TOTAL BELGIUM.......................................                      1,250
                                                                 --------------
ITALY -- (0.0%)
   *Seat Pagine Gialle SpA Warrants 08/31/14........   2,988,837          8,763
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     10,013
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund..................  25,324,114    293,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,011,182) to be repurchased at $991,365...... $       991        991,355
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                293,991,355
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,583,421,711)............................             $2,531,476,460
                                                                 ==============

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (75.6%)
Consumer Discretionary -- (8.5%)
   Aimia, Inc............................................. 310,251 $ 4,647,164
   AlarmForce Industries, Inc.............................   4,310      49,584
   Astral Media, Inc. Class A............................. 197,447   8,081,736
   AutoCanada, Inc........................................  30,477     424,160
 #*Ballard Power Systems, Inc............................. 559,352     403,237
   BMTC Group, Inc. Class A...............................  16,581     235,579
   Brick, Ltd. (The)...................................... 203,090     671,036
  *Brookfield Residential Properties, Inc.................  13,737     237,535
  #Cineplex, Inc.......................................... 241,959   7,510,117
 #*Coastal Contacts, Inc.................................. 117,872     826,140
   Cogeco Cable, Inc......................................  61,264   2,340,760
   Cogeco, Inc............................................   8,522     285,759
  #Corus Entertainment, Inc. Class B...................... 304,900   6,902,417
  *DHX Media, Ltd.........................................  12,600      22,078
   Dollarama, Inc.........................................  57,546   3,635,121
   Dorel Industries, Inc. Class B......................... 111,100   3,972,346
   easyhome, Ltd..........................................   3,600      22,889
   Gamehost, Inc..........................................  10,774     136,462
   Glacier Media, Inc..................................... 137,300     254,323
   Glentel, Inc...........................................  65,122   1,075,206
  *Great Canadian Gaming Corp............................. 293,000   2,816,320
 #*Imax Corp.............................................. 260,537   5,874,637
   Indigo Books & Music, Inc..............................     746       7,462
   Le Chateau, Inc. Class A...............................  59,800     233,512
   Leon's Furniture, Ltd.................................. 143,275   1,661,201
   Linamar Corp........................................... 200,980   4,427,094
  *Martinrea International, Inc........................... 318,256   2,287,938
  *MEGA Brands, Inc.......................................  41,106     400,462
 #*Mood Media Corp........................................ 208,174     487,737
  *MTY Food Group, Inc....................................   1,500      29,437
   Quebecor, Inc. Class B.................................  97,793   3,411,372
   Reitmans Canada, Ltd...................................  14,256     173,855
   Reitmans Canada, Ltd. Class A.......................... 204,000   2,536,851
  #RONA, Inc.............................................. 677,175   6,956,511
  *Sears Canada, Inc......................................   8,849     102,688
   Torstar Corp. Class B.................................. 236,877   1,909,246
  *TVA Group, Inc. Class B................................   7,000      49,412
  #Uni-Select, Inc........................................  63,381   1,455,145
  #Whistler Blackcomb Holdings, Inc.......................  23,437     279,249
                                                                   -----------
Total Consumer Discretionary..............................          76,833,778
                                                                   -----------
Consumer Staples -- (2.5%)
  #Alliance Grain Traders, Inc............................  73,950   1,021,787
   Andrew Peller, Ltd. Class A............................     400       4,005
  *Atrium Innovations, Inc................................ 130,236   1,341,806
   Canada Bread Co., Ltd..................................  13,521     679,198
   Colabor Group, Inc.....................................  72,724     609,462
   Corby Distilleries, Ltd. Class A.......................  70,235   1,227,838
  *Cott Corp.............................................. 473,596   3,618,060
   High Liner Foods, Inc..................................   7,297     178,270
   Liquor Stores N.A., Ltd................................  86,917   1,596,053
   Maple Leaf Foods, Inc.................................. 387,979   4,311,957
  #North West Co., Inc. (The)............................. 188,473   4,415,788
  #Premium Brands Holdings Corp...........................  86,016   1,565,728
   Rogers Sugar, Inc...................................... 216,966   1,362,079
  *SunOpta, Inc........................................... 205,185   1,230,596
  *Sun-Rype Products, Ltd.................................     100         606
                                                                   -----------
Total Consumer Staples....................................          23,163,233
                                                                   -----------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Energy -- (19.2%)
  *Advantage Oil & Gas, Ltd............................... 1,098,231 $3,958,580
   Akita Drilling, Ltd. Class A...........................    42,000    464,681
 #*Anderson Energy, Ltd...................................   722,895    235,235
  *Angle Energy, Inc......................................   310,632  1,166,328
 #*Antrim Energy, Inc.....................................   680,756    565,735
  *Arsenal Energy, Inc....................................   533,150    325,629
  #AvenEx Energy Corp.....................................   174,033    601,165
 #*Bankers Petroleum, Ltd.................................   942,620  2,680,391
  *Bellatrix Exploration, Ltd.............................   569,051  2,370,215
  *Bengal Energy, Ltd.....................................       600        469
 #*Birchcliff Energy, Ltd.................................   359,000  2,943,890
 #*BlackPearl Resources, Inc.............................. 1,165,485  3,979,278
 #*BNK Petroleum, Inc.....................................   290,319    188,944
  #Bonterra Energy Corp...................................    61,962  2,779,372
  *C&C Energia, Ltd.......................................    90,405    526,816
   Calfrac Well Services, Ltd.............................   138,582  3,178,887
 #*Calmena Energy Services, Inc...........................   119,771     24,584
  *Calvalley Petroleums, Inc. Class A.....................   348,139    766,864
 #*Canacol Energy, Ltd.................................... 1,262,416    448,719
  #Canadian Energy Services & Technology Corp.............   179,083  1,836,105
  *CanElson Drilling, Inc.................................     8,100     38,523
  #Canyon Services Group, Inc.............................   190,870  2,041,043
  #Cathedral Energy Services, Ltd.........................   140,033    841,250
  *Celtic Exploration, Ltd................................   323,700  8,452,662
  *Cequence Energy, Ltd...................................   524,063    970,730
  *Chinook Energy, Inc....................................   131,919    244,356
 #*Connacher Oil & Gas, Ltd............................... 2,187,935    985,803
 #*Corridor Resources, Inc................................   367,780    272,498
 #*Crew Energy, Inc.......................................   416,069  3,203,575
  *Crocotta Energy, Inc...................................   202,420    652,608
  *Crown Point Energy, Inc................................     6,915      2,527
 #*DeeThree Exploration, Ltd..............................   314,494  2,179,022
 #*Delphi Energy Corp.....................................   564,604    763,169
 #*Denison Mines Corp..................................... 2,168,583  2,800,973
  #Enbridge Income Fund Holdings, Inc.....................   133,783  3,114,348
  #Enerflex, Ltd..........................................   279,959  3,231,967
   Ensign Energy Services, Inc............................   226,952  3,392,634
 #*Epsilon Energy, Ltd....................................   211,658    608,219
  *Equal Energy, Ltd......................................   121,446    375,738
  *Essential Energy Services, Ltd.........................   478,578  1,015,855
 #*Fairborne Energy, Ltd..................................   544,251    866,442
 #*Forsys Metals Corp.....................................   109,974     79,280
  *Gran Tierra Energy, Inc................................ 1,065,607  5,366,712
 #*Ithaca Energy, Inc.....................................   485,500    938,188
 #*Ivanhoe Energy, Inc....................................   988,849    613,854
  *Laramide Resources, Ltd................................    20,368     18,558
  *Legacy Oil & Gas, Inc..................................   530,751  3,794,305
  *Long Run Exploration, Ltd..............................   439,756  1,805,256
  *Mega Uranium, Ltd......................................   796,410    119,611
  *MGM Energy Corp........................................    19,000      4,471
   Mullen Group, Ltd......................................   312,028  6,470,188
  *Niko Resources, Ltd....................................   137,364  1,749,457
 #*North American Energy Partners, Inc....................    60,356    179,482
 #*Nuvista Energy, Ltd....................................   481,347  2,515,776
 #*Pace Oil & Gas, Ltd....................................   199,507    561,316
 #*Paramount Resources, Ltd. Class A......................    27,330    924,910
  *Parex Resources, Inc...................................   184,101    827,648
  #Parkland Fuel Corp.....................................   265,671  4,532,700
   Pason Systems, Inc.....................................   259,107  4,220,947
  #Pembina Pipeline Corp..................................    94,580  2,644,912
  #Pengrowth Energy Corp..................................   410,832  2,463,964

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Energy -- (Continued)
 #*Perpetual Energy, Inc................................   395,093 $    577,558
  #PetroBakken Energy, Ltd. Class A.....................   186,105    2,349,721
 #*Petrobank Energy & Resources, Ltd....................   425,702    5,847,941
  #Petrominerales, Ltd..................................   366,131    2,936,380
  #Peyto Exploration & Development Corp.................    80,520    1,967,156
  #PHX Energy Services Corp.............................    67,529      574,715
  *Pine Cliff Energy, Ltd...............................    63,810       41,528
  #Poseidon Concepts Corp...............................   165,977    2,454,548
   Progress Energy Resources Corp.......................    13,766      277,319
  #Pulse Seismic, Inc...................................   271,180      705,950
 #*Questerre Energy Corp. Class A.......................   736,160      545,440
  *RMP Energy, Inc......................................   477,526    1,109,247
 #*Rock Energy, Inc.....................................   114,652      132,015
  #Savanna Energy Services Corp.........................   355,777    2,475,745
  *Second Wave Petroleum, Inc...........................    12,200        9,650
 #*Secure Energy Services, Inc..........................   254,412    2,432,675
   ShawCor, Ltd. Class A................................   212,900    9,485,907
  *Sonde Resources Corp.................................    87,173       82,045
 #*Southern Pacific Resource Corp....................... 1,650,425    2,230,862
 #*SouthGobi Resources, Ltd.............................   455,682      926,192
 #*Sprott Resource Corp.................................   410,237    1,597,819
   Strad Energy Services, Ltd...........................     9,200       38,965
  *Surge Energy, Inc....................................   217,909    1,472,727
  *TAG Oil, Ltd.........................................    43,300      303,479
 #*Tethys Petroleum, Ltd................................   340,989      184,364
   Total Energy Services, Inc...........................   124,973    1,895,711
  *TransGlobe Energy Corp...............................   286,808    3,089,916
  #Trican Well Service, Ltd.............................   564,307    6,734,958
   Trinidad Drilling, Ltd...............................   506,051    3,354,250
 #*Tuscany International Drilling, Inc..................   275,042       85,370
  #Twin Butte Energy, Ltd...............................   799,666    2,377,980
  *UEX Corp.............................................   608,088      334,867
 #*Uranium One, Inc.....................................    42,037       91,334
 #*Ur-Energy, Inc.......................................   309,416      278,823
  #Veresen, Inc.........................................   278,043    3,588,460
  #Vero Energy, Inc.....................................   231,935      622,364
  *Western Energy Services Corp.........................    17,900      128,145
 #*Whitecap Resources, Inc..............................   490,635    3,905,430
 #*Winstar Resources, Ltd...............................    78,401      257,477
  *Xtreme Drilling & Coil Services Corp.................   128,043      179,485
  #Zargon Oil & Gas, Ltd................................   105,225      902,907
   ZCL Composite, Inc...................................    93,500      461,532
                                                                   ------------
Total Energy............................................            173,976,321
                                                                   ------------
Financials -- (5.9%)
  #AGF Management, Ltd. Class B.........................   334,079    3,334,936
  *Alaris Royalty Corp..................................     5,513      124,198
   Altus Group, Ltd.....................................    40,245      329,616
  #Brookfield Real Estate Services, Inc.................     8,075       97,991
   Canaccord Financial, Inc.............................   327,281    1,635,176
  #Canadian Western Bank................................   271,572    8,037,715
  #Cash Store Financial Services, Inc. (The)............    51,170      246,948
   Clairvest Group, Inc.................................     1,900       33,853
  #Davis & Henderson Corp...............................   239,699    5,030,379
  *EGI Financial Holdings, Inc..........................    14,650      130,548
   E-L Financial Corp., Ltd.............................     1,043      417,273
   Equitable Group, Inc.................................    52,295    1,549,869
  *Equity Financial Holdings, Inc.......................       800        6,440
   Fiera Capital Corp...................................    36,300      290,763
   Firm Capital Mortgage Investment Corp................     2,494       34,161
   First National Financial Corp........................    20,340      345,194

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
Financials -- (Continued)
  *FirstService Corp...................................... 135,548 $ 3,896,454
 #*Genesis Land Development Corp..........................  70,317     242,193
   Genworth MI Canada, Inc................................ 149,254   3,057,559
   Gluskin Sheff & Associates, Inc........................  62,507     898,098
  #GMP Capital, Inc....................................... 264,670   1,393,907
   Granite Real Estate, Inc............................... 143,257   5,252,637
   Guardian Capital Group, Ltd. Class A...................  11,327     114,092
  #Home Capital Group, Inc................................ 120,600   6,140,185
  #Killam Properties, Inc................................. 206,566   2,665,968
  *Kingsway Financial Services, Inc.......................  46,281     153,846
   Laurentian Bank of Canada.............................. 109,624   4,878,885
 #*Mainstreet Equity Corp.................................  13,494     428,160
   Melcor Developments, Ltd...............................  12,081     186,280
  *Pacific & Western Credit Corp..........................   8,800      13,657
  #Sprott Resource Lending Corp........................... 750,703   1,067,332
   Sprott, Inc............................................ 248,356   1,099,107
  *TMX Group, Ltd.........................................  10,056     514,303
                                                                   -----------
Total Financials..........................................          53,647,723
                                                                   -----------
Health Care -- (1.6%)
  *AEterna Zentaris, Inc..................................  54,327     116,949
  *Amica Mature Lifestyles, Inc...........................   1,600      15,331
  *Bioniche Life Sciences, Inc............................  46,000      21,186
 #*Burcon NutraScience Corp...............................  57,338     243,991
  *Cangene Corp........................................... 140,432     232,003
  *Cardiome Pharma Corp...................................  53,665      15,045
  #CML HealthCare, Inc.................................... 356,997   3,027,549
  *Helix BioPharma Corp...................................   1,954       1,819
 #*IMRIS, Inc.............................................  88,979     358,143
  #Leisureworld Senior Care Corp.......................... 109,653   1,376,770
  #Medical Facilities Corp................................  10,510     149,429
  #Nordion, Inc........................................... 464,108   3,020,478
  *Oncolytics Biotech, Inc................................ 194,221     402,541
  *Paladin Labs, Inc......................................  50,700   2,163,538
  *Patheon, Inc...........................................  18,420      68,424
  *ProMetic Life Sciences, Inc............................ 247,137      34,642
  *QLT, Inc............................................... 226,610   1,703,971
 #*Resverlogix Corp....................................... 112,020     234,415
 #*Theratechnologies, Inc................................. 277,500      86,133
  *Transition Therapeutics, Inc...........................  50,610     114,522
  *TSO3, Inc.............................................. 187,345     196,958
 #*YM Biosciences, Inc.................................... 343,095     553,074
                                                                   -----------
Total Health Care.........................................          14,136,911
                                                                   -----------
Industrials -- (9.0%)
  #Aecon Group, Inc....................................... 242,867   2,798,898
  #AG Growth International, Inc...........................  61,828   1,981,591
  *Air Canada Class A..................................... 313,328     555,285
   Algoma Central Corp....................................   2,669     315,336
 #*Armtec Infrastructure, Inc.............................  48,017     110,577
  *ATS Automation Tooling System, Inc..................... 370,020   3,445,493
   Badger Daylighting, Ltd................................  12,046     351,339
  #Bird Construction, Inc.................................  97,110   1,417,636
  #Black Diamond Group, Ltd............................... 119,791   2,588,325
  #CanWel Building Materials Group, Ltd...................  95,000     252,065
   Cervus Equipment Corp..................................     500      10,643
   Chorus Aviation, Inc...................................   3,981      12,197
   Churchill Corp. Class A (The)..........................  91,759     771,740
   Clarke, Inc............................................  44,894     198,230
   Contrans Group, Inc. Class A...........................  89,385     839,481
   DirectCash Payments, Inc...............................  26,395     642,201

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
Industrials -- (Continued)
  #Exchange Income Corp...................................  31,527 $   830,198
   Exco Technologies, Ltd.................................  22,200     108,027
  *Garda World Security Corp. Class A..................... 114,740   1,375,157
   Genivar, Inc........................................... 129,906   2,836,796
  *GLV, Inc. Class A......................................  86,250     193,442
  *Heroux-Devtek, Inc.....................................  98,475   1,309,385
   HNZ Group, Inc.........................................  21,888     542,187
   Horizon North Logistics, Inc........................... 330,070   2,524,891
   IBI Group, Inc.........................................  32,601     303,569
   K-Bro Linen, Inc.......................................  10,198     299,175
  #Morneau Shepell, Inc................................... 127,575   1,641,390
   New Flyer Industries, Inc..............................   7,700      59,750
   Newalta Corp........................................... 166,722   2,345,376
   Richelieu Hardware, Ltd................................  63,793   2,218,304
  #Ritchie Brothers Auctioneers, Inc...................... 244,637   5,425,491
   Rocky Mountain Dealerships, Inc........................  55,341     608,959
  #Russel Metals, Inc..................................... 246,300   6,880,370
   Stantec, Inc........................................... 182,098   6,272,011
  #Student Transportation, Inc............................ 264,696   1,701,475
  #Superior Plus Corp..................................... 559,647   5,468,991
   Toromont Industries, Ltd............................... 274,167   5,380,399
   Transcontinental, Inc. Class A......................... 287,702   2,967,039
   TransForce, Inc........................................ 314,697   5,744,106
   Vicwest, Inc...........................................  32,393     384,337
  #Wajax Corp.............................................  67,648   3,027,650
   WaterFurnace Renewable Energy, Inc.....................  31,626     524,065
   Westjet Airlines, Ltd..................................   1,420      25,592
 #*Westport Innovations, Inc.............................. 158,805   4,436,205
                                                                   -----------
Total Industrials.........................................          81,725,374
                                                                   -----------
Information Technology -- (3.9%)
 #*5N Plus, Inc........................................... 183,848     404,972
   Aastra Technologies, Ltd...............................  32,028     525,917
  *Absolute Software Corp................................. 175,557     703,107
   Calian Technologies, Ltd...............................  16,706     343,738
  *Celestica, Inc......................................... 874,907   6,351,015
  *COM DEV International, Ltd............................. 309,553     945,318
   Computer Modelling Group, Ltd.......................... 127,087   2,513,110
   Constellation Software, Inc............................  36,819   4,223,264
  *Descartes Systems Group, Inc. (The).................... 241,645   2,104,943
 #*DragonWave, Inc........................................ 159,183     393,674
   Enghouse Systems, Ltd..................................  52,143     743,968
   Evertz Technologies, Ltd............................... 133,981   1,943,814
  *EXFO, Inc.............................................. 101,377     456,767
  *Hemisphere GPS, Inc....................................  20,300      14,025
   MacDonald Dettweiler & Associates, Ltd................. 128,853   7,224,799
   Mediagrif Interactive Technologies, Inc................   6,876     122,133
  *Points International, Ltd..............................  53,347     496,748
  *Redknee Solutions, Inc................................. 122,928     180,930
 #*Sandvine Corp.......................................... 590,976     704,142
  *Sierra Wireless, Inc................................... 127,100   1,018,073
  *Smart Technologies, Inc. Class A.......................  13,981      18,898
   Softchoice Corp........................................  21,172     262,225
  *Vecima Network, Inc....................................  21,676     113,290
   #Wi-Lan, Inc........................................... 671,909   3,579,030
  *Wireless Matrix Corp................................... 111,939      66,127
                                                                   -----------
Total Information Technology..............................          35,454,027
                                                                   -----------
Materials -- (21.4%)
   Aberdeen International, Inc............................ 122,333      42,870
 #*Ainsworth Lumber Co., Ltd.............................. 229,138     619,447

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
  *Alacer Gold Corp.......................................   423,558 $2,324,003
  #Alamos Gold, Inc.......................................   382,920  7,495,455
  *Alexco Resource Corp...................................   272,868  1,051,857
 #*Almaden Minerals, Ltd..................................    98,343    251,089
  *Altius Minerals Corp...................................   112,600  1,167,996
   Amerigo Resources, Ltd.................................   522,854    303,635
 #*Argonaut Gold, Inc.....................................   368,728  3,924,484
 #*Atna Resource, Ltd.....................................   507,501    660,577
 #*Augusta Resource Corp..................................   308,545    834,114
 #*Aura Minerals, Inc.....................................   530,169    159,250
 #*AuRico Gold, Inc.......................................   892,052  7,449,025
 #*Aurizon Mines, Ltd.....................................   694,168  3,176,318
 #*Avalon Rare Metals, Inc................................   352,025    563,945
 #*B2Gold Corp............................................ 1,401,050  5,793,578
 #*Brigus Gold Corp.......................................   717,805    697,142
  *Canada Lithium Corp....................................   652,000    417,802
  *Canadian Zinc Corp.....................................    32,925     14,835
  *Canam Group, Inc. Class A..............................   194,100  1,088,320
   Canexus Corp...........................................   409,254  3,515,794
  *Canfor Corp............................................   411,155  5,862,175
  #Canfor Pulp Products, Inc..............................   202,846  1,838,054
 #*Capstone Mining Corp................................... 1,198,432  2,963,832
  *Cardero Resource Corp..................................   319,643    176,024
  *Carpathian Gold, Inc...................................   587,371    179,372
   Cascades, Inc..........................................   489,976  2,394,075
  #CCL Industries, Inc. Class B...........................   107,585  3,983,473
 #*China Gold International Resources Corp., Ltd..........   722,757  3,075,562
  *Claude Resources, Inc..................................   934,700    673,826
 #*Cline Mining Corp......................................   519,100    135,135
  *Colossus Minerals, Inc.................................   219,716  1,247,349
 #*Copper Mountain Mining Corp............................   366,515  1,482,574
 #*Duluth Metals, Ltd.....................................   388,214    874,575
 #*Dundee Precious Metals, Inc............................   410,967  3,781,514
 #*Dynasty Metals & Mining, Inc...........................   108,369    213,754
 #*Eastern Platinum, Ltd.................................. 3,177,460    524,937
  *Eastmain Resources, Inc................................   274,250    233,404
 #*Eco Oro Minerals Corp..................................   261,445    319,362
  *EcoSynthetix, Inc......................................     1,500      4,446
 #*Endeavour Mining Corp.................................. 1,378,843  3,175,309
 #*Endeavour Silver Corp..................................   389,940  3,541,182
 #*Energy Fuels, Inc...................................... 2,398,488    408,253
 #*Entree Gold, Inc.......................................   286,898    132,138
 #*Excellon Resources, Inc................................   870,400    374,740
 #*Exeter Resource Corp...................................    70,137     98,315
  *First Majestic Silver Corp.............................   431,070  9,965,869
  *Formation Metals, Inc..................................   140,581     36,597
  *Fortress Paper, Ltd. Class A...........................    69,284    903,900
 #*Fortuna Silver Mines, Inc..............................   481,068  2,668,452
  *Fortune Minerals, Ltd..................................   214,672    103,172
 #*Golden Star Resources, Ltd............................. 1,045,709  2,104,506
 #*Goldgroup Mining, Inc..................................   112,715     42,885
  *Great Basin Gold, Ltd.................................. 1,537,875    123,184
 #*Great Panther Silver, Ltd..............................   675,880  1,346,685
 #*Guyana Goldfields, Inc.................................   297,242    883,914
  *Hanfeng Evergreen, Inc.................................    47,637     78,938
  *Harry Winston Diamond Corp.............................   284,763  4,085,761
  *High River Gold Mines, Ltd.............................   600,542    835,798
  #HudBay Minerals, Inc...................................   734,374  6,816,167
  *Imperial Metals Corp...................................   181,428  2,319,735
 #*Inter-Citic Minerals, Inc..............................   283,484    567,678
  *International Forest Products, Ltd. Class A............   201,050  1,288,330

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
 #*International Minerals Corp............................    75,200 $  425,412
 #*International Tower Hill Mines, Ltd....................   220,027    533,132
   Intertape Polymer Group, Inc...........................   270,787  1,881,614
 #*Jaguar Mining, Inc.....................................   274,437    283,024
 #*Katanga Mining, Ltd.................................... 1,007,162    484,043
  *Keegan Resources, Inc..................................   271,644  1,071,617
 #*Kimber Resources, Inc..................................    21,200     12,736
 #*Kirkland Lake Gold, Inc................................   247,980  2,448,143
 #*Labrador Iron Mines Holdings, Ltd......................   123,133    118,356
 #*Lake Shore Gold Corp................................... 1,419,989  1,137,413
 #*MAG Silver Corp........................................   156,360  1,991,388
  #Major Drilling Group International, Inc................   322,900  3,339,732
  *MBAC Fertilizer Corp...................................    80,639    258,368
 #*Mercator Minerals, Ltd.................................   905,221    448,645
  #Migao Corp.............................................   164,100    377,902
  *Minco Base Metals Corp.................................     2,780         --
 #*Minco Silver Corp......................................   125,224    240,731
  *Minera Andes Acquisition Corp..........................   316,695  1,531,551
 #*Nautilus Minerals, Inc.................................    89,354     62,626
 #*Nevada Copper Corp.....................................   160,491    564,028
  *Nevsun Resources, Ltd..................................   308,402  1,460,567
  *New Millennium Iron Corp...............................    23,800     32,647
  *NGEx Resources, Inc....................................   260,900    820,251
 #*Norbord, Inc...........................................   112,168  2,331,522
 #*North American Palladium, Ltd..........................   565,789    866,741
  *Northern Dynasty Minerals, Ltd.........................   148,624    528,276
  *NovaCopper, Inc........................................    46,923    103,830
 #*NovaGold Resources, Inc................................   845,155  4,104,132
 #*OceanaGold Corp........................................ 1,151,416  4,035,000
  *Oromin Explorations, Ltd...............................   168,799    133,518
 #*Orvana Minerals Corp...................................   302,452    263,463
  *Peregrine Diamonds, Ltd................................   120,403     66,305
  *Petaquilla Minerals, Ltd...............................   528,482    338,652
  *Phoscan Chemical Corp..................................   432,579    125,605
 #*Pilot Gold, Inc........................................    76,450    120,177
 #*Platinum Group Metals, Ltd.............................   241,887    244,612
 #*PolyMet Mining Corp....................................   423,377    462,058
 #*Primero Mining Corp....................................   230,277  1,708,488
 #*Queenston Mining, Inc..................................   220,773    901,881
  *Resolute Forest Products...............................     2,488     30,342
  *Richmont Mines, Inc....................................   114,244    455,260
 #*Rubicon Minerals Corp..................................   508,405  1,802,006
 #*Sabina Gold & Silver Corp..............................   383,055  1,112,250
 #*San Gold Corp.......................................... 1,018,995    999,865
 #*Scorpio Mining Corp....................................   842,899    886,152
 #*Seabridge Gold, Inc....................................   121,852  2,088,717
  #SEMAFO, Inc............................................   978,485  3,918,839
   Sherritt International Corp............................ 1,571,926  6,799,219
  *Shore Gold, Inc........................................   364,464     82,107
 #*Silver Standard Resources, Inc.........................   340,397  5,170,285
  *St. Andrew Goldfields, Ltd.............................   646,028    294,311
   Stella-Jones, Inc......................................    33,040  2,015,316
  *Stornoway Diamond Corp.................................   297,297    181,578
 #*Sulliden Gold Corp., Ltd...............................   659,525    607,522
 #*Tanzanian Royalty Exploration Corp.....................   350,339  1,771,426
  *Taseko Mines, Ltd......................................   810,234  2,214,707
  *Tembec, Inc............................................   358,859    812,036
  *Teranga Gold Corp......................................   109,840    235,352
 #*Thompson Creek Metals Co., Inc.........................   650,871  1,707,416
  *Timminco, Ltd..........................................    69,822         84
  *Timmins Gold Corp......................................   435,398  1,342,704

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
Materials -- (Continued)
  *Torex Gold Resources, Inc..........................      23,993 $     49,968
 #*Veris Gold Corp....................................     174,268      526,948
  *Virginia Mines, Inc................................      95,762    1,028,812
  *Wesdome Gold Mines, Ltd............................     325,464      306,319
  #West Fraser Timber Co., Ltd........................     126,174    7,641,818
  *Western Forest Products, Inc.......................     221,019      289,897
   Winpak, Ltd........................................      67,395    1,059,426
                                                                   ------------
Total Materials.......................................              194,705,355
                                                                   ------------
Telecommunication Services -- (0.4%)
  *AXIA NetMedia Corp.................................     182,767      226,915
   Manitoba Telecom Services, Inc.....................      89,417    3,001,904
                                                                   ------------
Total Telecommunication Services......................                3,228,819
                                                                   ------------
Utilities -- (3.2%)
  #Algonquin Power & Utilities Corp...................     574,574    3,975,275
  *Alterra Power Corp.................................   1,033,070      449,948
  *Boralex, Inc. Class A..............................      97,733      944,304
   Capital Power Corp.................................     287,449    6,161,986
   Capstone Infrastructure Corp.......................     277,990    1,146,752
  #Innergex Renewable Energy, Inc.....................     291,261    3,167,053
  #Just Energy Group, Inc.............................     583,478    5,970,608
  *Maxim Power Corp...................................      92,234      159,765
  #Northland Power, Inc...............................     297,306    5,763,048
  *Ram Power Corp.....................................     577,537      167,695
 #*Valener, Inc.......................................      98,899    1,576,443
                                                                   ------------
Total Utilities.......................................               29,482,877
                                                                   ------------
TOTAL COMMON STOCKS...................................              686,354,418
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
 #*Duluth Metals, Ltd. Warrants 01/18/13..............      24,225       10,915
  *MGM Energy Corp. Rights 12/04/12...................      19,000        1,807
                                                                   ------------
TOTAL RIGHTS/WARRANTS.................................                   12,722
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                       ----------- ------------
SECURITIES LENDING COLLATERAL -- (24.4%)
(S)@DFA Short Term Investment Fund....................  19,101,124  221,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $448,986) to be repurchased at $440,186.......... $       440      440,182
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................              221,440,182
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $996,859,895).................................             $907,807,322
                                                                   ============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B........................        -- $        --
                                                                    -----------
BRAZIL -- (5.9%)
   AES Tiete SA..........................................    42,245     402,264
   All America Latina Logistica SA.......................   377,131   1,715,709
   Amil Participacoes SA.................................   119,903   1,803,519
   Banco Bradesco SA.....................................   392,200   5,161,619
   Banco do Brasil SA....................................   507,354   5,413,142
   Banco Santander Brasil SA.............................    52,300     359,216
   Banco Santander Brasil SA ADR.........................   665,784   4,527,331
   BM&F Bovespa SA....................................... 1,665,208  10,658,381
   BR Malls Participacoes SA.............................   286,523   3,766,605
  #BRF - Brasil Foods SA ADR.............................   594,060  10,883,179
   CCR SA................................................   652,568   5,738,344
   Centrais Eletricas Brasileiras SA.....................    70,900     389,225
  #Centrais Eletricas Brasileiras SA ADR.................    86,923     695,384
   Centrais Eletricas Brasileiras SA Sponsored ADR.......   100,200     557,112
   CETIP SA - Mercados Organizados.......................   147,600   1,700,519
   Cia de Saneamento Basico do Estado de Sao Paulo.......    22,000     931,321
   Cia de Saneamento Basico do Estado de Sao Paulo ADR...    29,318   2,463,005
   Cia Energetica de Minas Gerais SA.....................    46,775     508,962
   Cia Hering SA.........................................    95,300   2,189,359
  *Cia Paranaense de Energia SA..........................     7,400      88,718
   Cia Siderurgica Nacional SA...........................   704,052   3,892,816
   Cielo SA..............................................   217,396   5,378,582
   Cosan SA Industria e Comercio.........................   130,069   2,494,369
   CPFL Energia SA.......................................    62,260     723,437
  #CPFL Energia SA ADR...................................    26,753     623,077
   Cyrela Brazil Realty SA Empreendimentos e
     Participacoes.......................................   295,797   2,507,877
   Duratex SA............................................   208,900   1,453,316
   EcoRodovias Infraestrutura e Logistica SA.............   115,988   1,013,085
   Embraer SA............................................   164,400   1,149,396
  #Embraer SA ADR........................................    86,000   2,400,260
   Energias do Brazil SA.................................   236,900   1,481,318
 #*Fibria Celulose SA Sponsored ADR......................   514,098   4,529,203
   Gerdau SA.............................................   131,807     958,514
   Guararapes Confeccoes SA..............................       800      47,266
  *Hypermarcas SA........................................   939,724   7,472,264
   Itau Unibanco Holding SA..............................   187,342   2,453,557
  *JBS SA................................................   701,336   2,268,668
   Light SA..............................................    34,700     373,302
   Localiza Rent a Car SA................................    90,000   1,577,509
   Lojas Americanas SA...................................    96,510     731,767
   Lojas Renner SA.......................................    92,200   3,413,722
  *M. Dias Branco SA.....................................    22,400     752,163
   MRV Engenharia e Participacoes SA.....................   203,540   1,032,206
   Multiplan Empreendimentos Imobiliarios SA.............    59,200   1,734,275
  *Multiplus SA..........................................    36,457     847,052
   Natura Cosmeticos SA..................................   117,400   3,130,012
   Obrascon Huarte Lain Brasil SA........................    94,600     889,619
   OdontoPrev SA.........................................     7,800      40,324
   Oi SA.................................................   179,758     849,649
   Oi SA ADR (670851104).................................     7,319      34,107
  #Oi SA ADR (670851203).................................   107,889     431,556
   Petroleo Brasileiro SA................................    98,000   1,037,394
   Petroleo Brasilerio SA ADR............................ 1,206,339  25,586,450
   Porto Seguro SA.......................................   110,264   1,172,646
   Raia Drogasil SA......................................   155,100   1,706,745
   Souza Cruz SA.........................................   356,670   4,653,630

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
   Telefonica Brasil SA................................      8,036 $    152,724
  *Terna Participacoes SA..............................     23,200      765,318
   Tim Participacoes SA................................    288,200    1,021,659
   Tim Participacoes SA ADR............................     47,642      828,018
   Totvs SA............................................     82,275    1,673,005
   Tractebel Energia SA................................    111,900    1,928,313
   Usinas Siderurgicas de Minas Gerais SA..............     39,100      204,447
   #Vale SA Sponsored ADR..............................  1,090,933   19,985,893
   WEG SA..............................................    248,866    2,858,641
                                                                   ------------
TOTAL BRAZIL...........................................             180,212,065
                                                                   ------------
CHILE -- (1.7%)
   AES Gener SA........................................  1,202,095      716,510
   Aguas Andinas SA Series A...........................  1,425,070      959,297
  #Banco de Chile SA Series F ADR......................     37,057    3,276,580
   Banco de Credito e Inversiones SA...................     26,330    1,692,210
  #Banco Santander Chile SA ADR........................    124,303    3,379,799
   CAP SA..............................................     55,691    1,918,136
   Cencosud SA.........................................    740,464    4,053,123
  *CFR Pharmaceuticals SA..............................    416,529      100,507
   Cia Cervecerias Unidas SA...........................      8,013      116,500
   Cia Cervecerias Unidas SA ADR.......................     14,357    1,018,342
  *Colbun SA...........................................  5,081,989    1,418,605
   Corpbanca SA........................................ 94,605,487    1,238,336
  #Corpbanca SA ADR....................................     22,366      458,503
   E.CL SA.............................................    309,077      755,493
   Embotelladora Andina SA Series A ADR................     23,068      706,342
   Embotelladora Andina SA Series B ADR................     19,587      741,956
   Empresa Nacional de Electricidad SA Sponsored ADR...    101,485    4,858,087
   Empresas CMPC SA....................................    878,369    3,345,159
   Empresas Copec SA...................................    355,393    5,118,206
   Enersis SA Sponsored ADR............................    270,752    4,586,539
   ENTEL Chile SA......................................     87,440    1,789,053
   Inversiones Aguas Metropolitanas SA.................     16,528       30,744
  #Latam Airlines Group SA Sponsored ADR...............    176,701    4,380,418
   Molibdenos y Metales SA.............................      8,896      153,459
   Ripley Corp. SA.....................................    650,492      613,786
   S.A.C.I. Falabella SA...............................    332,696    3,412,770
   Sigdo Koppers SA....................................    338,893      813,512
   Sonda SA............................................    236,896      724,794
                                                                   ------------
TOTAL CHILE............................................              52,376,766
                                                                   ------------
CHINA -- (14.4%)
  #Agile Property Holdings, Ltd........................  1,754,000    1,981,759
   Agricultural Bank of China, Ltd. Series H........... 14,912,000    6,405,882
  *Air China, Ltd. Series H............................  1,312,000      927,010
 #*Aluminum Corp. of China, Ltd. ADR...................    112,680    1,213,564
 #*Angang Steel Co., Ltd. Series H.....................  1,422,000      847,180
  #Anhui Conch Cement Co., Ltd. Series H...............    797,500    2,739,225
   Bank of China, Ltd. Series H........................ 54,772,100   22,439,161
  #Bank of Communications Co., Ltd. Series H...........  5,151,515    3,672,875
  *BBMG Corp. Series H.................................    753,500      644,290
   Beijing Capital International Airport Co., Ltd.
     Series H..........................................    198,000      127,037
   Beijing Enterprises Holdings, Ltd...................    668,972    4,320,712
   Belle International Holdings, Ltd...................  2,719,000    5,028,216
  *Brilliance China Automotive Holdings, Ltd...........  1,576,000    1,947,337
 #*BYD Co., Ltd. Series H..............................    415,886      816,239
   China Agri-Industries Holdings, Ltd.................  1,958,202    1,225,411
   China BlueChemical, Ltd. Series H...................  1,502,000      950,305
   China Citic Bank Corp., Ltd. Series H...............  5,827,928    2,961,168
   China Coal Energy Co., Ltd. Series H................  3,184,777    3,151,289

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   China Communications Construction Co., Ltd. Series H. 3,342,000 $ 3,127,976 China Communications Services Corp., Ltd. Series H... 2,892,000 1,617,636
   China Construction Bank Corp. Series H............... 50,081,590  37,608,762
 #*China COSCO Holdings Co., Ltd. Series H..............  1,911,500     943,476
  *China Eastern Airlines Corp., Ltd. ADR...............      2,800      47,992
  *China Eastern Airlines Corp., Ltd. Series H..........    870,000     302,214
  #China Foods, Ltd.....................................    472,000     476,984
  #China Life Insurance Co., Ltd. ADR...................    323,770  14,304,159
  #China Longyuan Power Group Corp. Series H............  1,387,000     901,406
   China Mengniu Dairy Co., Ltd.........................    805,000   2,434,473
  *China Merchants Bank Co., Ltd. Series H..............  2,871,534   5,335,387
   China Merchants Holdings International Co., Ltd......    979,321   3,230,544
  #China Minsheng Banking Corp., Ltd. Series H..........  4,072,000   3,693,112
  #China Mobile, Ltd. Sponsored ADR.....................    797,772  44,188,591
  *China Molybdenum Co., Ltd. Series H..................    170,322      72,395
 #*China National Building Material Co., Ltd. Series H..  2,083,916   2,637,521
   China Oilfield Services, Ltd. Series H...............    950,000   1,787,622
  #China Overseas Land & Investment, Ltd................  2,588,000   6,771,955
   China Pacific Insurance Group Co., Ltd. Series H.....  1,245,200   3,890,385
   China Petroleum & Chemical Corp. ADR.................    106,449  11,199,499
   China Petroleum & Chemical Corp. Series H............  2,542,000   2,682,211
  #China Railway Construction Corp., Ltd. Series H......  2,554,000   2,533,018
   China Railway Group, Ltd. Series H...................  2,017,000   1,025,194
 #*China Resources Cement Holdings, Ltd.................  1,416,000     955,402
   China Resources Enterprise, Ltd......................  1,035,000   3,373,296
   China Resources Gas Group, Ltd.......................    510,000   1,133,219
  #China Resources Land, Ltd............................  1,430,000   3,247,501
   China Resources Power Holdings Co., Ltd..............    978,000   2,101,279
   China Shenhua Energy Co., Ltd. Series H..............  2,230,500   9,451,071
 #*China Shipping Container Lines Co., Ltd. Series H....  4,653,000   1,234,323
  #China Shipping Development Co., Ltd. Series H........  1,414,000     740,494
   China Southern Airlines Co., Ltd. ADR................     10,900     253,207
   China Southern Airlines Co., Ltd. Series H...........    980,000     463,373
   China State Construction International Holdings, Ltd.  1,068,000   1,264,564
  *China Taiping Insurance Holdings Co., Ltd............    536,800     914,022
  #China Telecom Corp., Ltd. ADR........................     49,067   2,892,500
   China Telecom Corp., Ltd. Series H...................  2,804,000   1,655,386
   China Unicom Hong Kong, Ltd. ADR.....................    470,600   7,571,954
  *Chongqing Rural Commercial Bank Series H.............     26,000      12,170
  #Citic Pacific, Ltd...................................  1,669,000   2,119,587
   CNOOC, Ltd...........................................  1,238,000   2,544,610
  #CNOOC, Ltd. ADR......................................    105,160  21,615,638
   COSCO Pacific, Ltd...................................  2,165,997   3,162,676
  *Country Garden Holdings Co., Ltd.....................  3,626,769   1,447,678
  #CSR Corp., Ltd. Series H.............................  1,251,000     967,494
   Datang International Power Generation Co., Ltd.
     Series H...........................................  1,532,000     543,239
  #Dongfang Electric Corp., Ltd. Series H...............    229,600     382,066
   Dongfeng Motor Group Co., Ltd. Series H..............  1,918,000   2,372,183
   ENN Energy Holdings, Ltd.............................    476,000   1,976,719
  #Evergrande Real Estate Group, Ltd....................  5,180,000   2,246,622
   Fosun International, Ltd.............................  1,717,441     841,443
  #GCL-Poly Energy Holdings, Ltd........................  5,633,814     995,912
  #Geely Automobile Holdings, Ltd.......................  2,550,000   1,093,697
  #Golden Eagle Retail Group, Ltd.......................    414,000     903,894
   Great Wall Motor Co., Ltd. Series H..................    798,500   2,183,823
   Guangdong Investment, Ltd............................  1,564,000   1,278,706
  #Guangshen Railway Co., Ltd. Series H.................    346,000     119,325
  #Guangshen Railway Co., Ltd. Sponsored ADR............     29,254     501,999
   Guangzhou Automobile Group Co., Ltd. Series H........  1,852,259   1,268,338
  #Guangzhou Pharmaceutical Co., Ltd. Series H..........    112,000     216,958
  #Guangzhou R&F Properties Co., Ltd. Series H..........  1,225,600   1,497,960

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
  *Haier Electronics Group Co., Ltd....................    506,000 $    644,358
   Hengan International Group Co., Ltd.................    450,500    4,102,108
  *Huadian Power International Corp. Series H..........    856,000      216,674
   Huaneng Power International, Inc. ADR...............     34,452    1,096,952
   Huaneng Power International, Inc. Series H..........    274,000      218,904
   Industrial & Commercial Bank of China, Ltd. Series
     H................................................. 45,200,185   29,764,290
   Jiangsu Express Co., Ltd. Series H..................    764,000      656,775
   Jiangxi Copper Co., Ltd. Series H...................    888,000    2,281,578
   Kunlun Energy Co., Ltd..............................  1,964,000    3,635,537
   Lenovo Group, Ltd...................................  3,789,278    3,038,862
   Longfor Properties Co., Ltd.........................    942,000    1,661,852
 #*Maanshan Iron & Steel Co., Ltd. Series H............  1,620,000      417,184
 #*Metallurgical Corp of China, Ltd. Series H..........  2,646,000      486,422
 #*MMG, Ltd............................................    388,000      153,260
   New World China Land, Ltd...........................  2,554,000    1,182,433
  #Nine Dragons Paper Holdings, Ltd....................  1,905,000    1,325,212
  #Parkson Retail Group, Ltd...........................    841,500      709,545
   PetroChina Co., Ltd. ADR............................    145,110   19,700,134
   PICC Property & Casualty Co., Ltd. Series H.........  1,608,000    2,128,754
  #Ping An Insurance Group Co. of China, Ltd. Series H.  1,230,500    9,683,465
   Shandong Weigao Group Medical Polymer Co., Ltd.
     Series H..........................................    812,000    1,095,076
   Shanghai Electric Group Co., Ltd. Series H..........  2,392,000      966,907
   Shanghai Industrial Holdings, Ltd...................    701,274    2,243,928
  #Shimao Property Holdings, Ltd.......................  1,956,371    3,710,687
  #Sino-Ocean Land Holdings, Ltd.......................  2,300,312    1,437,613
   Sinopec Shanghai Petrochemical Co., Ltd. Series H... 952,000 271,610 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR...............................................      6,545      186,860
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H...    888,000      186,003
  #Sinopharm Group Co., Ltd. Series H..................    480,800    1,614,284
   Soho China, Ltd.....................................  2,899,263    1,961,767
  *Sun Art Retail Group, Ltd...........................    989,500    1,342,839
   Tencent Holdings, Ltd...............................    700,600   24,697,196
   Tingyi (Cayman Islands) Holding Corp................  1,192,000    3,539,096
  #Tsingtao Brewery Co., Ltd. Series H.................    178,000      960,211
   Uni-President China Holdings, Ltd...................    759,000      953,302
   Want Want China Holdings, Ltd.......................  3,614,000    4,920,169
  #Weichai Power Co., Ltd. Series H....................    325,200    1,146,464
   Wumart Stores, Inc. Series H........................    108,000      191,591
  #Yanzhou Coal Mining Co., Ltd. Series H..............    228,000      339,863
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    105,796    1,568,955
   Zhaojin Mining Industry Co., Ltd. Series H..........    553,000      929,736
   Zhejiang Expressway Co., Ltd. Series H..............    876,000      638,276
  #Zhongsheng Group Holdings, Ltd......................    231,000      296,653
  #Zhuzhou CSR Times Electric Co., Ltd. Series H.......    276,000      807,007
  #Zijin Mining Group Co., Ltd. Series H...............  3,693,000    1,483,992
  #Zoomlion Heavy Industry Science & Technology Co.,
    Ltd. Series H......................................    866,000    1,158,449
  #ZTE Corp. Series H..................................    460,838      646,156
                                                                   ------------
TOTAL CHINA............................................             442,154,489
                                                                   ------------
COLOMBIA -- (0.5%)
  *Almacenes Exito SA..................................     41,506      793,066
  *Banco de Bogota SA..................................      4,768      141,861
   Bancolombia SA......................................     23,420      364,642
   Bancolombia SA Sponsored ADR........................     64,224    4,111,620
  *Cementos Argos SA...................................     45,372      218,467
  #Ecopetrol SA Sponsored ADR..........................    158,655    9,393,963
  *Empresa de Energia de Bogota SA.....................    406,613      289,682
   Grupo Aval Acciones y Valores SA....................    422,408      298,629
  *Interconexion Electrica SA ESP......................    133,897      722,201
  *Isagen SA ESP.......................................    389,300      544,070
                                                                   ------------
TOTAL COLOMBIA.........................................              16,878,201
                                                                   ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CZECH REPUBLIC -- (0.5%)
   CEZ A.S................................................ 221,903 $ 8,200,285
   Komercni Banka A.S.....................................  14,730   3,014,213
   Philip Morris CR A.S...................................     185      99,345
   Telefonica Czech Republic A.S.......................... 142,100   2,830,544
  *Unipetrol A.S..........................................   1,473      12,785
                                                                   -----------
TOTAL CZECH REPUBLIC......................................          14,157,172
                                                                   -----------
EGYPT -- (0.2%)
   Commercial International Bank Egypt S.A.E. Sponsored
     GDR.................................................. 215,316   1,314,497
  *Egyptian Financial Group-Hermes Holding GDR............     563       2,151
  *Orascom Construction Industries GDR....................  61,755   2,528,231
  *Orascom Telecom Holding S.A.E. GDR..................... 340,034   1,022,534
                                                                   -----------
TOTAL EGYPT...............................................           4,867,413
                                                                   -----------
HUNGARY -- (0.4%)
   EGIS Pharmaceuticals P.L.C.............................   2,156     173,508
   ELMU NYRT..............................................     108       7,870
   Magyar Telekom Telecommunications P.L.C................ 296,916     550,983
  #MOL Hungarian Oil & Gas P.L.C..........................  40,682   3,538,890
  #OTP Bank P.L.C......................................... 237,504   4,526,218
   Richter Gedeon NYRT....................................  13,851   2,578,830
  *Tisza Chemical Group P.L.C.............................  24,314     209,329
                                                                   -----------
TOTAL HUNGARY.............................................          11,585,628
                                                                   -----------
INDIA -- (7.5%)
   ABB, Ltd...............................................  44,672     611,227
   ACC, Ltd...............................................  43,053   1,096,575
   Adani Enterprises, Ltd................................. 140,472     559,599
  *Adani Power, Ltd....................................... 459,932     409,259
   Aditya Birla Nuvo, Ltd.................................  33,850     571,142
   Allahabad Bank, Ltd.................................... 168,800     425,380
   Ambuja Cements, Ltd.................................... 692,303   2,595,527
   Andhra Bank, Ltd.......................................  59,863     115,009
   Apollo Hospitals Enterprise, Ltd.......................  48,159     696,712
   Ashok Leyland, Ltd..................................... 667,374     289,686
   Asian Paints, Ltd......................................  28,298   2,024,406
   Axis Bank, Ltd......................................... 227,042   4,959,642
   Bajaj Auto, Ltd........................................  88,932   2,989,497
   Bajaj Finserv, Ltd.....................................  38,658     607,089
   Bajaj Holdings & Investment, Ltd.......................  24,719     399,121
   Bank of India.......................................... 104,465     533,645
  *Bharat Electronics, Ltd................................  13,836     316,330
   Bharat Forge, Ltd......................................  64,036     323,354
   Bharat Heavy Electricals, Ltd.......................... 435,992   1,811,227
   Bharat Petroleum Corp., Ltd............................ 148,062     930,873
   Bharti Airtel, Ltd..................................... 867,263   4,340,827
   Bhushan Steel, Ltd.....................................  43,488     397,179
   Biocon, Ltd............................................  21,170     104,496
   Bosch, Ltd.............................................  12,035   1,986,883
   Cadila Healthcare, Ltd.................................  25,295     408,553
  *Cairn India, Ltd....................................... 401,975   2,511,771
   Canara Bank............................................  81,642     608,430
   Cipla, Ltd............................................. 335,370   2,272,819
   Colgate-Palmolive (India), Ltd.........................  21,803     515,949
   Container Corp. of India...............................  25,662     476,210
   Coromandel International, Ltd..........................  44,218     234,237
   Corporation Bank.......................................   6,356      47,095
   Crisil, Ltd............................................   6,575     115,698
   Crompton Greaves, Ltd.................................. 169,046     390,955
   Cummins India, Ltd.....................................  42,903     389,858

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
   Dabur India, Ltd......................................   495,434 $ 1,144,072
  *Dish TV (India), Ltd..................................   218,853     305,843
   Divi's Laboratories, Ltd..............................    33,413     745,387
   DLF, Ltd..............................................   350,610   1,311,437
   Dr. Reddy's Laboratories, Ltd.........................    22,080     718,219
   Dr. Reddy's Laboratories, Ltd. ADR....................    74,598   2,427,419
  *Emami, Ltd............................................     5,441      57,562
   Engineers India, Ltd..................................    66,837     293,704
  *Essar Oil, Ltd........................................   220,565     256,319
   Exide Industries, Ltd.................................   194,971     511,699
   Federal Bank, Ltd.....................................    83,714     750,942
   GAIL India, Ltd.......................................   112,799     729,453
   GAIL India, Ltd. GDR..................................    28,791   1,178,049
  *Gillette India, Ltd...................................     2,685     110,208
   GlaxoSmithKline Consumer Healthcare, Ltd..............     6,800     384,121
   GlaxoSmithKline Pharmaceuticals, Ltd..................    24,027     894,355
   Glenmark Pharmaceuticals, Ltd.........................   101,902     809,318
  *GMR Infrastructure, Ltd...............................   684,313     253,999
   Godrej Consumer Products, Ltd.........................    58,902     786,438
   Godrej Industries, Ltd................................    58,303     325,274
   Grasim Industries, Ltd................................     6,300     387,801
   Havells India, Ltd....................................    13,283     141,932
   HCL Technologies, Ltd.................................    82,032     920,140
   HDFC Bank, Ltd........................................ 1,422,205  16,628,866
   Hero Honda Motors, Ltd. Series B......................    37,077   1,287,492
   Hindalco Industries, Ltd..............................   914,963   1,972,545
   Hindustan Petroleum Corp, Ltd.........................    43,688     241,943
   Hindustan Unilever, Ltd...............................   804,144   8,165,831
  *Hindustan Zinc, Ltd...................................    94,424     234,618
   ICICI Bank, Ltd. Sponsored ADR........................   208,679   8,190,651
   IDBI Bank, Ltd........................................   346,191     592,878
  *Idea Cellular, Ltd....................................   805,036   1,273,626
   IDFC, Ltd.............................................   601,656   1,798,921
   Indian Bank...........................................   126,858     395,067
   Indian Oil Corp., Ltd.................................   210,491   1,023,984
   Indian Overseas Bank..................................    62,877      83,278
   IndusInd Bank, Ltd....................................    51,381     345,533
   Infosys, Ltd..........................................   214,112   9,381,745
  #Infosys, Ltd. Sponsored ADR...........................   135,241   5,872,164
   ITC, Ltd.............................................. 2,036,173  10,663,754
   Jaiprakash Associates, Ltd............................ 1,336,264   2,148,433
  *Jaiprakash Power Ventures, Ltd........................   432,110     307,813
   Jindal Steel & Power, Ltd.............................   373,815   2,683,216
   JSW Energy, Ltd.......................................   473,835     560,182
   JSW Steel, Ltd........................................   124,632   1,698,878
  *Jubilant Foodworks, Ltd...............................    14,391     338,372
   Kotak Mahindra Bank, Ltd..............................   190,324   2,131,246
   Larsen & Toubro, Ltd..................................   194,792   5,870,307
   LIC Housing Finance, Ltd..............................    53,635     242,345
   Lupin, Ltd............................................   146,419   1,541,596
   Mahindra & Mahindra, Ltd..............................   298,575   4,887,634
   Mangalore Refinery & Petrochemicals, Ltd..............   399,619     467,471
   Marico, Ltd...........................................   116,346     453,868
   Maruti Suzuki India, Ltd..............................    39,141   1,042,598
   Motherson Sumi Systems, Ltd...........................    93,608     272,200
   Mphasis, Ltd..........................................    57,057     411,190
   Mundra Port & Special Economic Zone, Ltd..............   223,856     521,132
   National Aluminium Co., Ltd...........................   104,051      90,163
   Nestle India, Ltd.....................................     5,477     478,073
   NHPC, Ltd............................................. 1,831,020     729,255
   NTPC, Ltd.............................................   339,288   1,042,117

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   Oberoi Realty, Ltd..................................      7,939 $     40,397
   Oil & Natural Gas Corp., Ltd........................    699,873    3,483,008
   Oil India, Ltd......................................     64,082      574,747
  *Oracle Financial Services Software, Ltd.............     17,900      964,916
   Oriental Bank of Commerce...........................     85,829      492,282
   Petronet LNG, Ltd...................................    129,567      402,804
   Pidilite Industries, Ltd............................     97,657      349,341
   Piramal Enterprises, Ltd............................     58,908      541,040
   Power Grid Corp. of India, Ltd......................    741,612    1,570,700
   Proctor & Gamble Hygiene & Health Care, Ltd.........      7,710      353,248
  *Ranbaxy Laboratories, Ltd...........................    131,027    1,275,363
   Reliance Capital, Ltd...............................     97,310      686,077
   Reliance Communications, Ltd........................    523,134      521,400
   Reliance Energy, Ltd................................    111,967      968,740
   Reliance Industries, Ltd............................  1,432,266   21,357,809
  *Reliance Power, Ltd.................................    469,672      802,253
   Rural Electrification Corp., Ltd....................     47,495      189,298
  *Satyam Computer Services, Ltd.......................    401,693      814,904
   Sesa Goa, Ltd.......................................    563,951    1,783,760
   Shree Cement, Ltd...................................      4,414      345,191
   Shriram Transport Finance Co., Ltd..................     76,457      885,285
   Siemens, Ltd........................................     11,127      141,556
   SJVN, Ltd...........................................    381,249      141,539
   State Bank of India.................................    112,142    4,367,428
   Steel Authority of India, Ltd.......................    311,336      462,966
   Sterlite Industries (India), Ltd....................  1,725,980    3,182,857
   Sun Pharmaceuticals Industries, Ltd.................    288,573    3,721,545
   Sun TV Network, Ltd.................................     57,384      349,024
   Tata Chemicals, Ltd.................................     85,384      501,530
   Tata Communications, Ltd............................     36,123      162,960
   Tata Consultancy Services, Ltd......................    436,140   10,644,140
   Tata Motors, Ltd....................................    679,237    3,227,409
  #Tata Motors, Ltd. Sponsored ADR.....................     81,024    1,956,730
   Tata Power Co., Ltd.................................    763,990    1,494,310
   Tata Steel, Ltd.....................................    259,060    1,874,063
   Tata Tea, Ltd.......................................    245,594      677,852
   Tech Mahindra, Ltd..................................     21,607      381,122
   Titan Industries, Ltd...............................    144,838      689,500
   Torrent Power, Ltd..................................     79,357      225,823
   Ultratech Cement, Ltd...............................     40,093    1,483,085
  *Unitech, Ltd........................................  1,144,527      488,683
   United Breweries, Ltd...............................     33,290      476,005
   United Phosphorus, Ltd..............................    135,349      285,469
   United Spirits, Ltd.................................     69,742    1,526,411
   Wipro, Ltd..........................................    480,402    3,096,658
  *Wockhardt, Ltd......................................      7,247      202,377
   Yes Bank, Ltd.......................................    161,542    1,232,640
   Zee Entertainment Enterprises, Ltd..................    355,088    1,244,642
                                                                   ------------
TOTAL INDIA............................................             231,221,823
                                                                   ------------
INDONESIA -- (3.0%)
   PT Adaro Energy Tbk................................. 12,163,000    1,724,968
   PT AKR Corporindo Tbk...............................    545,000      251,086
   PT Astra Agro Lestari Tbk...........................    317,000      688,751
   PT Astra International Tbk.......................... 18,834,110   15,721,127
   PT Bank Central Asia Tbk............................  9,352,500    7,959,524
   PT Bank Danamon Indonesia Tbk.......................  3,627,079    2,299,356
   PT Bank Mandiri Persero Tbk.........................  7,886,117    6,736,956
   PT Bank Negara Indonesia Persero Tbk................  6,723,722    2,682,857
  *PT Bank Pan Indonesia Tbk...........................  8,354,000      632,304
   PT Bank Rakyat Indonesia Persero Tbk................  8,971,000    6,874,553

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
INDONESIA -- (Continued)
  *PT Bank Tabungan Pensiunan Nasional Tbk.............    749,500 $   412,627
   PT Bayan Resources Tbk..............................     79,500      86,981
   PT Bhakti Investama Tbk.............................  2,882,500     164,121
   PT Bumi Serpong Damai Tbk...........................  5,554,500     711,819
   PT Charoen Pokphand Indonesia Tbk...................  5,893,500   1,908,234
   PT Global Mediacom Tbk..............................  5,250,000   1,240,380
   PT Gudang Garam Tbk.................................    388,000   1,978,551
   PT Harum Energy Tbk.................................    621,000     347,286
   PT Holcim Indonesia Tbk.............................  1,409,000     475,452
   PT Indo Tambangraya Megah Tbk.......................    295,500   1,244,355
   PT Indocement Tunggal Prakarsa Tbk..................  1,083,000   2,403,839
  *PT Indofood CBP Sukses Makmur Tbk...................    560,000     415,594
   PT Indofood Sukses Makmur Tbk.......................  4,001,000   2,367,348
  *PT Indomobil Sukses Internasional Tbk...............     35,000      18,439
   PT Indosat Tbk......................................    798,000     538,416
   PT Indosat Tbk ADR..................................      1,674      55,259
  *PT Inovisi Infracom Tbk.............................     10,000       6,499
   PT Jasa Marga Persero Tbk...........................  1,362,000     820,210
   PT Kalbe Farma Tbk.................................. 15,180,000   1,529,292
   PT Lippo Karawaci Tbk...............................  6,850,000     661,035
   PT Mayorah Indah Tbk................................     47,500     116,634
   PT Media Nusantara Citra Tbk........................  2,911,000     853,691
  *PT Panasia Indo Resources Tbk.......................     75,100       2,385
   PT Perusahaan Gas Negara Persero Tbk................  6,978,500   3,365,772
   PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk...............................................  2,878,500     693,596
   PT Semen Gresik Persero Tbk.........................  2,453,500   3,793,173
   PT Sinar Mas Agro Resources & Technology Tbk........  1,116,500     807,707
  *PT Sumber Alfaria Trijaya Tbk.......................      4,000       2,274
  *PT Surya Citra Media Tbk............................  1,172,500     238,040
   PT Tambang Batubara Bukit Asam Persero Tbk..........    639,500   1,060,590
   PT Telekomunikasi Indonesia Persero Tbk.............  7,835,140   7,957,833
  *PT Tower Bersama Infrastructure Tbk.................    821,500     426,694
   PT Unilever Indonesia Tbk...........................  1,417,000   3,832,460
   PT United Tractors Tbk..............................  1,366,696   2,984,183
   PT Vale Indonesia Tbk...............................  2,957,000     825,258
   PT XL Axiata Tbk....................................  1,513,500   1,076,680
                                                                   -----------
TOTAL INDONESIA........................................             90,994,189
                                                                   -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd..............................         --           2
  *Koor Industries, Ltd................................          1           7
   Osem Investments, Ltd...............................          1           8
                                                                   -----------
TOTAL ISRAEL...........................................                     17
                                                                   -----------
MALAYSIA -- (3.9%)
   Affin Holdings Berhad...............................    318,200     353,243
   AirAsia Berhad......................................  1,110,100   1,101,807
   Alliance Financial Group Berhad.....................  1,021,000   1,362,069
   AMMB Holdings Berhad................................  1,358,359   2,840,192
   Axiata Group Berhad.................................  2,221,275   4,754,199
   Batu Kawan Berhad...................................     61,600     363,079
   Berjaya Corp. Berhad................................    191,400      40,136
   Berjaya Land Berhad.................................     95,000      25,269
   Berjaya Sports Toto Berhad..........................    709,264   1,033,513
   Boustead Holdings Berhad............................    359,386     590,474
   British American Tobacco Malaysia Berhad............    109,600   2,271,317
  *Bumi Armada Berhad..................................    244,900     314,704
   CIMB Group Holdings Berhad..........................  3,992,654   9,978,299
   Dialog Group Berhad.................................  1,046,300     822,626
   DiGi.Com Berhad.....................................  2,913,420   5,069,106
   DRB-Hicom Berhad....................................    784,000     636,263

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
   Fraser & Neave Holdings Berhad......................     61,000 $    396,206
   Gamuda Berhad.......................................  1,485,900    1,757,144
   Genting (Malaysia) Berhad...........................  2,820,500    3,318,625
   Genting Berhad......................................  1,994,000    5,778,084
   Genting Plantations Berhad..........................    239,300      704,467
   Hong Leong Bank Berhad..............................    537,760    2,589,088
   Hong Leong Financial Group Berhad...................    205,729      869,570
   IJM Corp. Berhad....................................  1,165,260    1,912,504
   IOI Corp. Berhad....................................  2,999,805    4,973,052
   Kuala Lumpur Kepong Berhad..........................    443,400    3,113,437
   Kulim (Malaysia) Berhad.............................    460,600      756,262
   Lafarge Malayan Cement Berhad.......................    259,580      830,689
   Malayan Banking Berhad..............................  2,760,567    8,166,430
   Malaysia Airports Holdings Berhad...................    254,400      484,949
  *Malaysia Marine and Heavy Engineering Holdings
    Berhad.............................................    175,700      277,894
  *Malaysian Airlines System Berhad....................    696,334      234,766
   Maxis Berhad........................................  1,579,100    3,605,573
  *MISC Berhad.........................................  1,391,098    1,932,203
   MMC Corp. Berhad....................................  1,092,100      932,327
   Nestle (Malaysia) Berhad............................    191,600    4,378,323
   Parkson Holdings Berhad.............................    515,320      818,962
   Petronas Chemicals Group Berhad.....................  2,194,100    4,673,401
   Petronas Dagangan Berhad............................    257,600    1,864,319
   Petronas Gas Berhad.................................    468,300    3,007,830
   PPB Group Berhad....................................    392,300    1,731,392
   Public Bank Berhad..................................     67,739      353,102
   Public Bank Berhad Foreign Market Shares............    989,601    5,157,517
   RHB Capital Berhad..................................    586,478    1,441,420
  *Sapurakencana Petroleum Berhad......................    938,300      770,925
   Shell Refining Co. Federation of Malaysia Berhad....    127,200      367,121
   Sime Darby Berhad...................................  2,342,720    7,514,957
   Telekom Malaysia Berhad.............................    957,700    1,877,595
   Tenaga Nasional Berhad..............................  2,144,050    4,877,936
  *UEM Land Holdings Berhad............................  1,277,737      885,197
   UMW Holdings Berhad.................................    475,466    1,549,530
   United Plantations Berhad...........................     33,700      278,384
   YTL Corp. Berhad....................................  5,406,186    3,097,170
   YTL Power International Berhad......................  1,480,740      790,847
                                                                   ------------
TOTAL MALAYSIA.........................................             119,625,494
                                                                   ------------
MEXICO -- (5.7%)
   Alfa S.A.B. de C.V. Series A........................  2,766,000    5,099,377
   America Movil S.A.B. de C.V. Series L............... 33,690,314   42,736,835
   America Movil S.A.B. de C.V. Series L ADR...........     22,528      569,733
  #Arca Continental S.A.B. de C.V......................    349,300    2,534,252
  *Cemex S.A.B. de C.V.................................    301,238      272,619
  *Cemex S.A.B. de C.V. Sponsored ADR..................  1,144,044   10,342,158
  #Coca-Cola Femsa S.A.B. de C.V. Series L.............    298,900    3,828,586
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........      1,250      159,887
  #Controladora Comercial Mexicana S.A.B. de C.V.
    Series B...........................................    134,556      377,135
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B......................................     15,626        7,876
   El Puerto de Liverpool S.A.B. de C.V. Series C-1....    123,184    1,103,331
   Fomento Economico Mexicano S.A.B. de C.V............  1,901,129   17,135,424
 #*Genomma Lab Internacional S.A.B. de C.V. Series B...    264,900      528,020
   Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR.........................................      3,339      159,003
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B..........................................     80,378      385,807
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..     34,897    3,370,003
  #Grupo Bimbo S.A.B. de C.V. Series A.................  1,538,500    3,580,120
   Grupo Carso S.A.B. de C.V. Series A-1...............    639,132    2,307,299
   Grupo Comercial Chedraui S.A. de C.V................    132,479      357,149
   Grupo Elektra S.A.B. de C.V.........................     47,746    1,969,058

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MEXICO -- (Continued)
   Grupo Financiero Banorte S.A.B. de C.V. Series O..... 1,508,429 $  8,386,561
   Grupo Financiero Inbursa S.A.B. de C.V. Series O..... 1,863,628    4,951,552
   Grupo Industrial Maseca S.A.B. de C.V. Series B......   204,746      246,120
   Grupo Mexico S.A.B. de C.V. Series B................. 3,579,616   11,476,423
  #Grupo Modelo S.A.B. de C.V. Series C.................   661,784    5,821,314
  *Grupo Qumma S.A. de C.V. Series B....................     1,591           22
  #Grupo Televisa S.A.B................................. 1,704,800    7,728,496
   Grupo Televisa S.A.B. Sponsored ADR..................   128,240    2,898,224
  *Impulsora del Desarrollo y El Empleo en America
    Latina S.A.B. de C.V................................ 2,373,426    4,081,988
 #*Industrias CH S.A.B. de C.V. Series B................   134,712      781,790
  #Industrias Penoles S.A.B. de C.V.....................    99,638    4,984,183
  *Inmuebles Carso S.A.B. de C.V. Series B-1............       132          103
   Kimberly Clark de Mexico S.A.B. de C.V. Series A..... 1,823,400    4,419,942
   Mexichem S.A.B. de C.V. Series *.....................   518,325    2,571,041
 #*Minera Frisco S.A.B. de C.V. Series A-1..............   783,633    3,112,030
  *OHL Mexico S.A.B. de C.V.............................   124,561      207,380
   Organizacion Soriana S.A.B. de C.V. Series B......... 1,112,075    3,736,925
  *Savia S.A. de C.V. Series A..........................   120,000        7,332
  #Wal-Mart de Mexico S.A.B. de C.V. Series V........... 4,944,929   14,554,572
                                                                   ------------
TOTAL MEXICO............................................            176,789,670
                                                                   ------------
PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR...................   143,300    5,124,408
   Credicorp, Ltd.......................................    62,859    8,130,183
                                                                   ------------
TOTAL PERU..............................................             13,254,591
                                                                   ------------
PHILIPPINES -- (1.1%)
   Aboitiz Equity Ventures, Inc......................... 1,519,900    1,778,650
   Aboitiz Power Corp................................... 1,446,200    1,161,589
   Alliance Global Group, Inc........................... 6,710,300    2,419,850
   Ayala Corp. Series A.................................   194,815    2,091,246
   Ayala Land, Inc...................................... 4,735,418    2,706,605
   Bank of the Philippine Islands.......................   844,014    1,657,540
  *BDO Unibank, Inc..................................... 1,519,961    2,358,479
   DMCI Holdings, Inc...................................   588,210      770,290
   Energy Development Corp.............................. 5,710,100      924,528
  *Filipina Water Bottling Corp......................... 2,006,957           --
  *First Gen Corp.......................................    51,000       27,655
   Globe Telecom, Inc...................................    26,545      733,604
   International Container Terminal Services, Inc.......   723,570    1,245,603
   JG Summit Holdings, Inc..............................   168,900      135,162
   Jollibee Foods Corp..................................   354,660      910,027
   Manila Electric Co...................................   168,020    1,138,048
   Metro Bank & Trust Co................................   881,923    2,033,577
   Metro Pacific Investments Corp....................... 7,894,000      792,097
   Philippine Long Distance Telephone Co................    42,445    2,724,084
   Robinson's Land Corp. Series B....................... 1,087,600      501,508
   San Miguel Corp......................................   413,770    1,094,657
   Security Bank Corp...................................   181,170      711,303
  *Semirara Mining Corp.................................   112,800      599,371
   SM Investments Corp..................................   168,010    3,272,470
   SM Prime Holdings, Inc............................... 4,396,710    1,545,265
   Universal Robina Corp................................   879,930    1,534,531
                                                                   ------------
TOTAL PHILIPPINES.......................................             34,867,739
                                                                   ------------
POLAND -- (1.5%)
   Asseco Poland SA.....................................     9,607      120,375
   Bank Handlowy w Warszawie SA.........................    37,967    1,107,950
  *Bank Millennium SA...................................   701,813      929,732
   Bank Pekao SA........................................   110,245    5,295,724

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
  *BRE Bank SA..........................................    13,064 $  1,234,480
   Browary Zywiec SA....................................    12,621    1,954,692
  *Cyfrowy Polsat SA....................................    79,369      360,115
   Enea SA..............................................    48,415      233,926
   Eurocash SA..........................................    42,530      521,844
  *Getin Noble Bank SA.................................. 1,028,245      537,408
  *Grupa Lotos SA.......................................    38,603      407,889
  *ING Bank Slaski SA...................................    27,713      756,233
  *Jastrzebska Spolka Weglowa SA........................     4,815      131,215
  *Kernel Holding SA....................................    46,175      965,339
   KGHM Polska Miedz SA.................................   127,397    6,420,166
  *Kredyt Bank SA.......................................    65,825      319,997
   LPP SA...............................................       262      323,862
   Lubelski Wegiel Bogdanka SA..........................    23,499      884,802
   PGE SA...............................................   599,978    3,255,470
  *Polski Koncern Naftowy Orlen SA......................   311,446    4,268,576
  *Polskie Gornictwo Naftowe I Gazownictwo SA........... 1,130,284    1,400,205
   Powszechna Kasa Oszczednosci Bank Polski SA..........   491,758    5,497,096
   Powszechny Zaklad Ubezpieczen SA.....................    44,325    5,184,981
   Synthos SA...........................................   436,090      727,201
   Tauron Polska Energia SA.............................   115,622      159,910
   Telekomunikacja Polska SA............................   591,537    2,243,168
                                                                   ------------
TOTAL POLAND............................................             45,242,356
                                                                   ------------
RUSSIA -- (4.5%)
  *Eurasia Drilling Co., Ltd. GDR.......................    52,125    1,807,256
   Federal Hydrogenerating Co. ADR......................   954,715    2,274,457
   Gazprom Neft OAO Sponsored ADR.......................       876       21,683
   Gazprom OAO Sponsored ADR............................ 4,557,577   41,861,317
  *Globaltrans Investment P.L.C. Sponsored GDR..........    37,715      699,100
   Lukoil OAO Sponsored ADR.............................   376,321   22,838,291
  *Magnitogorsk Iron & Steel Works Sponsored GDR........   127,856      555,073
   Mail.ru Group, Ltd. GDR..............................    43,846    1,465,318
 #*Mechel Sponsored ADR.................................   170,001    1,079,506
   MMC Norilsk Nickel JSC ADR...........................   532,268    8,181,242
  *NOMOS-BANK GDR.......................................    28,982      387,068
   Novolipetsk Steel OJSC GDR...........................    83,762    1,586,921
   Novorossiysk Sea Trade Port GDR......................    33,800      226,689
  *O'Key Group SA GDR...................................     7,099       68,906
  *PIK Group GDR........................................    36,593       79,424
   Rosneft OAO GDR...................................... 1,181,607    8,779,692
  *Rostelecom OJSC Sponsored ADR........................    20,505      471,720
  *Sberbank of Russia Sponsored ADR..................... 1,585,492   18,749,162
   Severstal OAO GDR....................................   148,190    1,799,744
   Tatneft OAO Sponsored ADR............................   164,755    6,406,518
   TMK OAO GDR..........................................    52,030      772,656
   Uralkali OJSC GDR....................................   216,536    8,512,514
   VimpelCom, Ltd. Sponsored ADR........................   403,314    4,444,520
   VTB Bank OJSC GDR.................................... 1,024,422    3,547,722
  *X5 Retail Group NV GDR...............................    67,053    1,275,973
                                                                   ------------
TOTAL RUSSIA............................................            137,892,472
                                                                   ------------
SOUTH AFRICA -- (7.4%)
   ABSA Group, Ltd......................................   365,243    5,855,912
   African Bank Investments, Ltd........................   670,424    2,273,567
   African Rainbow Minerals, Ltd........................   105,298    2,206,589
  #Anglo American Platinum, Ltd.........................    63,581    2,965,167
  #AngloGold Ashanti, Ltd. Sponsored ADR................   331,815   11,275,074
  *ArcelorMittal South Africa, Ltd......................   236,779      912,815
   Aspen Pharmacare Holdings, Ltd.......................   232,479    4,240,169
  #Assore, Ltd..........................................    25,939    1,072,674

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
   AVI, Ltd.............................................    28,062 $    185,440
   Barloworld, Ltd......................................   239,472    1,940,595
   Bidvest Group, Ltd...................................   240,239    5,711,414
   Capitec Bank Holdings, Ltd...........................    25,222      560,461
   Discovery Holdings, Ltd..............................   357,805    2,289,230
   Exxaro Resources, Ltd................................    97,700    1,969,794
   FirstRand, Ltd....................................... 2,569,186    8,536,168
   Foschini Group, Ltd. (The)...........................   162,399    2,353,370
   Gold Fields, Ltd. Sponsored ADR......................   640,851    8,017,046
   Growthpoint Properties, Ltd..........................   764,019    2,083,176
   Harmony Gold Mining Co., Ltd.........................   132,269    1,083,228
   Harmony Gold Mining Co., Ltd. Sponsored ADR..........   331,569    2,752,023
   Impala Platinum Holdings, Ltd........................   482,008    8,687,465
   Imperial Holdings, Ltd...............................   164,782    3,736,305
   Investec, Ltd........................................   218,353    1,287,424
  #Kumba Iron Ore, Ltd..................................    63,653    3,981,538
   Liberty Holdings, Ltd................................   155,216    1,799,794
   Life Healthcare Group Holdings, Ltd..................   666,212    2,511,231
   Massmart Holdings, Ltd...............................    74,393    1,496,469
   Mediclinic International, Ltd........................   240,544    1,301,721
   MMI Holdings, Ltd.................................... 1,197,522    2,889,585
   Mondi, Ltd...........................................   116,207    1,260,328
   Mr. Price Group, Ltd.................................   200,893    3,094,094
   MTN Group, Ltd....................................... 1,575,988   28,452,821
   Nampak, Ltd..........................................    99,910      332,923
   Naspers, Ltd. Series N...............................   307,957   19,991,188
   Nedbank Group, Ltd...................................   190,671    3,931,623
   Network Healthcare Holdings, Ltd.....................   811,118    1,676,814
  #Pick'n Pay Stores, Ltd...............................   244,318    1,190,608
   PSG Group, Ltd.......................................    64,012      466,951
   Sanlam, Ltd.......................................... 1,568,615    6,999,364
  *Santam, Ltd..........................................     4,722       98,206
  *Sappi, Ltd. Sponsored ADR............................       800        2,208
   Sasol, Ltd. Sponsored ADR............................   536,546   22,754,916
   Shoprite Holdings, Ltd...............................   395,299    8,143,150
   Spar Group, Ltd. (The)...............................   122,791    1,714,463
   Standard Bank Group, Ltd............................. 1,007,241   12,437,628
 #*Steinhoff International Holdings, Ltd................ 1,093,754    3,678,962
   Tiger Brands, Ltd....................................    92,531    2,942,026
   Truworths International, Ltd.........................   297,934    3,253,822
   Tsogo Sun Holdings, Ltd..............................   288,868      767,909
   Vodacom Group, Ltd...................................   345,509    4,350,800
   Woolworths Holdings, Ltd.............................   604,872    4,567,874
                                                                   ------------
TOTAL SOUTH AFRICA......................................            228,084,122
                                                                   ------------
SOUTH KOREA -- (14.3%)
  #Amorepacific Corp....................................     3,479    3,953,363
   Amorepacific Group...................................     1,903      820,284
   BS Financial Group, Inc..............................   143,130    1,620,050
   Cheil Industrial, Inc................................    40,171    3,438,874
  *Cheil Worldwide, Inc.................................    45,180      870,210
  #CJ Cheiljedang Corp..................................     6,747    2,117,134
   CJ Corp..............................................    12,499    1,219,090
  *CJ Korea Express Co., Ltd............................       442       45,995
   Daelim Industrial Co., Ltd...........................    30,614    2,127,651
 #*Daewoo Engineering & Construction Co., Ltd...........   125,248    1,064,856
  #Daewoo International Corp............................    38,863    1,490,815
   Daewoo Securities Co., Ltd...........................   220,281    2,218,157
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd....   109,830    2,351,934
   Dongbu Insurance Co., Ltd............................    34,530    1,564,686
   Doosan Corp..........................................     7,623      880,083

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
  #Doosan Heavy Industries & Construction Co., Ltd........  50,399 $ 2,156,061
 #*Doosan Infracore Co., Ltd..............................  85,690   1,262,706
   E-Mart Co., Ltd........................................  18,626   4,037,227
  #GS Engineering & Construction Corp.....................  32,543   1,828,825
   GS Holdings Corp.......................................  58,759   3,690,692
   Hana Financial Group, Inc.............................. 201,701   5,867,704
  *Hankook Tire Co., Ltd..................................  66,995   2,825,756
  #Hankook Tire Worldwide Co., Ltd........................  15,314     197,655
  #Hanwha Chemical Corp...................................  94,470   1,566,662
   Hanwha Corp............................................  45,190   1,289,058
   Hanwha Life Insurance Co., Ltd......................... 141,910   1,000,195
  #Honam Petrochemical Corp...............................  11,566   2,363,554
  #Hyundai Department Store Co., Ltd......................  14,194   1,761,158
   Hyundai Engineering & Construction Co., Ltd............  52,362   3,150,288
  #Hyundai Glovis Co., Ltd................................   8,941   1,859,348
  *Hyundai Heavy Industries Co., Ltd......................  39,020   8,177,074
   Hyundai Hysco Co., Ltd.................................  23,394     934,055
   Hyundai Marine & Fire Insurance Co., Ltd...............  51,730   1,669,507
 #*Hyundai Merchant Marine Co., Ltd.......................  31,751     764,026
   Hyundai Mobis..........................................  55,218  14,033,384
   Hyundai Motor Co., Ltd................................. 130,240  26,766,758
   Hyundai Steel Co.......................................  58,560   4,207,653
 #*Hyundai Wia Corp.......................................   8,842   1,425,862
   Industrial Bank of Korea, Ltd.......................... 180,660   1,986,001
  #Kangwon Land, Inc...................................... 114,660   2,668,642
   KB Financial Group, Inc................................ 235,705   8,015,307
   KB Financial Group, Inc. ADR...........................  73,168   2,491,370
   KCC Corp...............................................   5,799   1,626,347
  #KEPCO Engineering & Construction Co., Inc..............   5,254     309,072
  *KEPCO Plant Service & Engineering Co., Ltd.............   3,305     181,525
  #Kia Motors Corp........................................ 224,568  12,449,986
  *Korea Electric Power Corp.............................. 190,290   4,935,739
  *Korea Exchange Bank.................................... 323,750   2,243,936
   Korea Gas Corp.........................................  15,875   1,113,839
   Korea Zinc Co., Ltd....................................   6,026   2,468,511
  *Korean Air Co., Ltd....................................  27,415   1,229,233
   KT Corp................................................  23,160     786,201
  #KT&G Corp..............................................  96,630   7,353,154
  #Kumho Petro chemical Co., Ltd..........................  10,762   1,055,870
   LG Chemical, Ltd.......................................  37,273  10,455,811
   LG Corp................................................  96,081   5,859,566
  *LG Display Co., Ltd....................................  11,540     342,478
 #*LG Display Co., Ltd. ADR............................... 390,619   5,796,786
  #LG Electronics, Inc....................................  97,300   6,769,342
   LG Household & Healthcare Co., Ltd.....................   6,362   3,736,363
   LG Uplus Corp.......................................... 259,030   1,654,230
  #Lotte Confectionary Co., Ltd...........................     139     200,139
   Lotte Shopping Co., Ltd................................   9,769   3,020,394
  #LS Corp................................................   9,875     806,366
 #*Mando Corp.............................................  10,391   1,368,664
   NCsoft Corp............................................  11,526   2,209,637
  #NHN Corp...............................................  30,603   7,078,787
  #OCI Co., Ltd...........................................  14,368   2,024,934
   ORION Corp.............................................   2,446   2,297,126
   POSCO..................................................  50,240  15,793,173
   POSCO ADR..............................................  25,311   1,983,876
  *S1 Corp................................................  11,769     709,407
   Samsung C&T Corp....................................... 101,656   5,521,661
   Samsung Card Co., Ltd..................................  23,720     916,370
  #Samsung Electro-Mechanics Co., Ltd.....................  47,732   4,082,163
   Samsung Electronics Co., Ltd...........................  71,022  85,229,070

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
   Samsung Electronics Co., Ltd. GDR...................     49,372 $ 29,919,407
   Samsung Engineering Co., Ltd........................     23,077    3,012,309
   Samsung Fire & Marine Insurance, Ltd................     32,937    7,190,315
   Samsung Heavy Industries Co., Ltd...................    129,740    3,959,479
   Samsung Life Insurance Co., Ltd.....................     46,732    4,024,674
   Samsung SDI Co., Ltd................................     36,298    4,550,378
   Samsung Securities Co., Ltd.........................     54,656    2,445,088
  #Samsung Techwin Co., Ltd............................     27,239    1,424,081
   Shinhan Financial Group Co., Ltd....................    273,716    9,394,602
   Shinhan Financial Group Co., Ltd. ADR...............     81,492    2,788,656
  *Shinsegae Co., Ltd..................................      6,575    1,174,894
   SK C&C Co., Ltd.....................................     16,273    1,426,582
   SK Holdings Co., Ltd................................     28,989    4,034,895
 #*SK Hynix, Inc.......................................    377,340    8,590,072
   SK Innovation Co., Ltd..............................     51,889    7,626,985
   SK Networks Co., Ltd................................    119,800    1,047,919
   SK Telecom Co., Ltd.................................      7,048      995,572
  #S-Oil Corp..........................................     38,905    3,557,533
   Woongjin Coway Co., Ltd.............................     37,470    1,365,186
   Woori Finance Holdings Co., Ltd.....................    336,530    3,176,898
   Woori Investment & Securities Co., Ltd..............    106,990    1,032,890
                                                                   ------------
TOTAL SOUTH KOREA......................................             440,127,881
                                                                   ------------
TAIWAN -- (10.6%)
 #*Acer, Inc...........................................  2,794,040    2,156,855
   Advanced Semiconductor Engineering, Inc.............  5,256,922    3,967,033
   Advanced Semiconductor Engineering, Inc. ADR........     77,739      295,408
   Advantech Co., Ltd..................................    221,200      764,264
  #Asia Cement Corp....................................  2,095,846    2,610,168
  #Asustek Computer, Inc...............................    575,180    6,153,527
 #*AU Optronics Corp...................................  4,551,873    1,723,204
 #*AU Optronics Corp. Sponsored ADR....................    295,728    1,117,852
   Catcher Technology Co., Ltd.........................    471,429    2,046,149
  #Cathay Financial Holdings Co., Ltd..................  5,968,301    5,984,300
   Chang Hwa Commercial Bank...........................  3,218,723    1,622,457
   Cheng Shin Rubber Industry Co., Ltd.................  1,595,753    4,015,751
   Cheng Uei Precision Industry Co., Ltd...............    384,109      849,511
   Chicony Electronics Co., Ltd........................    425,806      933,438
 #*Chimei Innolux Corp.................................  6,039,341    2,249,273
  *China Airlines, Ltd.................................  2,710,536    1,056,889
  *China Development Financial Holding Corp............  9,666,121    2,157,327
  *China Life Insurance Co., Ltd.......................  1,697,401    1,321,745
  #China Motor Corp....................................    649,000      581,618
  #China Petrochemical Development Corp................  1,583,500    1,099,398
   China Steel Chemical Corp...........................    111,000      482,583
  #China Steel Corp....................................  9,995,481    8,582,883
   Chinatrust Financial Holdings Co., Ltd.............. 10,406,959    5,728,480
   Chunghwa Telecom Co., Ltd...........................    428,000    1,339,166
  #Chunghwa Telecom Co., Ltd. ADR......................    226,956    7,053,792
   Clevo Co., Ltd......................................     63,000       82,276
   Compal Electronics, Inc.............................  4,252,541    2,674,920
   CTCI Corp...........................................    459,000      912,095
  #Delta Electronics, Inc..............................  1,683,366    5,742,126
  #E Ink Holdings, Inc.................................    767,000      616,954
  #E.Sun Financial Holding Co., Ltd....................  4,629,047    2,316,511
  #Epistar Corp........................................    841,000    1,335,980
  *Eva Airways Corp....................................  1,344,600      779,428
  *Evergreen Marine Corp., Ltd.........................  1,868,249      961,557
  #Far Eastern Department Stores Co., Ltd..............    891,634      838,091
   Far Eastern New Century Corp........................  3,261,192    3,371,589
   Far EasTone Telecommunications Co., Ltd.............  1,264,000    2,917,757

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
   Farglory Land Development Co., Ltd..................    342,229 $   575,873
   First Financial Holding Co., Ltd....................  6,525,415   3,702,116
   Formosa Chemicals & Fiber Co., Ltd..................  2,923,445   6,918,184
   Formosa International Hotels Corp...................     28,600     305,540
   Formosa Petrochemical Corp..........................    903,000   2,624,788
   Formosa Plastics Corp...............................  3,709,648  10,098,181
   Formosa Taffeta Co., Ltd............................    848,000     746,909
   Foxconn Technology Co., Ltd.........................    690,369   2,393,970
   Fubon Financial Holding Co., Ltd....................  5,408,233   5,540,915
   Giant Manufacturing Co., Ltd........................    225,506   1,164,781
  *Gourmet Master Co., Ltd.............................     33,000     233,706
   Highwealth Construction Corp........................    354,000     515,625
  #Hiwin Technologies Corp.............................    141,100     906,172
  #Hon Hai Precision Industry Co., Ltd.................  8,047,506  24,400,340
  #Hotai Motor Co., Ltd................................    235,000   1,671,375
  #HTC Corp............................................    612,235   4,417,991
   Hua Nan Financial Holding Co., Ltd..................  5,749,170   3,017,782
 #*Inotera Memories, Inc...............................  1,642,000     222,666
   Inventec Corp.......................................  2,430,551     830,464
  #Kinsus Interconnect Technology Corp.................    260,000     713,359
  #Largan Precision Co., Ltd...........................     81,860   1,741,018
   LCY Chemical Corp...................................    395,123     408,041
   Lite-On Technology Corp.............................  1,980,910   2,520,151
   Lung Yen Life Service Corp..........................    101,000     311,723
  #Macronix International Co., Ltd.....................  4,110,218   1,067,820
  #Media Tek, Inc......................................    801,995   8,896,431
   Mega Financial Holding Co., Ltd.....................  6,588,000   4,785,478
   Merida Industry Co., Ltd............................    162,750     623,378
   Nan Ya Plastic Corp.................................  4,377,564   7,709,986
  #Nan Ya Printed Circuit Board Corp...................    206,968     237,322
  #Nankang Rubber Tire Co., Ltd........................    448,782     518,380
   Novatek Microelectronics Corp.......................    419,000   1,575,829
  #Oriental Union Chemical Corp........................    456,000     483,437
  *Pegatron Corp.......................................  1,674,345   2,110,956
   Phison Electronics Corp.............................    103,000     790,204
   Pou Chen Corp.......................................  2,386,487   2,412,580
   Powertech Technology, Inc...........................    619,819     961,533
   President Chain Store Corp..........................    535,831   2,648,162
   Quanta Computer, Inc................................  2,120,000   4,838,432
  #Radiant Opto-Electronics Corp.......................    351,360   1,459,337
   Realtek Semiconductor Corp..........................    291,000     547,082
  #Ruentex Development Co., Ltd........................    523,000     875,924
   Ruentex Industries, Ltd.............................    374,937     844,669
  *ScinoPharm Taiwan, Ltd..............................    214,000     416,740
   Senao International Co., Ltd........................     67,000     217,931
  *Shin Kong Financial Holding Co., Ltd................  6,325,344   1,636,310
  #Siliconware Precision Industries Co.................  2,179,324   2,117,715
   Siliconware Precision Industries Co. Sponsored ADR..     60,200     288,960
  #Simplo Technology Co., Ltd..........................    224,000   1,104,790
   SinoPac Financial Holdings Co., Ltd.................  6,815,992   2,633,604
   Standard Foods Taiwan, Ltd..........................    212,160     543,157
   Synnex Technology International Corp................  1,019,756   2,155,564
   Taishin Financial Holdings Co., Ltd.................  6,602,981   2,358,746
  *Taiwan Business Bank................................  3,452,338     959,542
   Taiwan Cement Corp..................................  2,650,720   3,394,130
   Taiwan Cooperative Financial Holding, Ltd...........  4,163,539   2,164,402
   Taiwan FamilyMart Co., Ltd..........................     16,000      76,142
  #Taiwan Fertilizer Co., Ltd..........................    631,000   1,501,720
  #Taiwan Glass Industry Corp..........................  1,136,253   1,085,757
   Taiwan Mobile Co., Ltd..............................  1,340,300   4,675,777
   Taiwan Semiconductor Manufacturing Co., Ltd......... 20,007,808  60,964,986

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
   Teco Electric & Machinery Co., Ltd..................  1,854,000 $  1,258,807
   Transcend Information, Inc..........................    176,181      442,832
   Tripod Technology Corp..............................    401,870      775,944
   TSRC Corp...........................................    450,300      918,615
   U-Ming Marine Transport Corp........................    551,860      836,172
   Unimicron Technology Corp...........................  1,378,896    1,408,883
   Uni-President Enterprises Corp......................  3,842,090    6,782,867
   United Microelectronics Corp........................ 12,235,000    4,536,671
   USI Corp............................................    573,700      431,612
  *Vanguard International Semiconductor Corp...........    517,000      334,910
  *Walsin Lihwa Corp...................................  3,329,000      910,147
  *Wan Hai Lines Co., Ltd..............................    953,800      466,264
  *Wintek Corp.........................................  1,832,760      723,114
   Wistron Corp........................................  1,837,947    1,763,145
   WPG Holdings, Ltd...................................  1,248,869    1,506,330
  *Yang Ming Marine Transport Corp.....................  1,741,300      678,982
   Yuanta Financial Holding Co., Ltd...................  6,823,577    3,079,254
  #Yulon Motor Co., Ltd................................    879,000    1,530,982
                                                                   ------------
TOTAL TAIWAN...........................................             324,492,469
                                                                   ------------
THAILAND -- (2.6%)
   Advance Info Service PCL (Foreign)..................    946,200    6,097,047
   Airports of Thailand PCL (Foreign)..................    372,200      995,772
   Bangkok Bank PCL (Foreign)..........................    329,000    1,942,871
   Bangkok Bank PCL (Foreign) NVDR.....................    435,100    2,512,649
   Bangkok Dusit Medical Services PCL (Foreign)........    428,300    1,488,220
   Bangkok Life Assurance PCL (Foreign) NVDR...........    435,800      600,736
   Bank of Ayudhya PCL (Foreign).......................  2,590,200    2,535,269
   Banpu PCL (Foreign).................................    109,250    1,425,775
   BEC World PCL (Foreign).............................    645,300    1,242,176
   Big C Supercenter PCL (Foreign).....................     24,600      152,496
   Big C Supercenter PCL (Foreign) NVDR................    178,400    1,091,354
   Bumrungrad Hospital PCL (Foreign)...................    170,800      422,124
   Central Pattana PCL (Foreign).......................    575,600    1,333,364
   Charoen Pokphand Foods PCL (Foreign)................  2,655,800    3,054,387
   CP ALL PCL (Foreign)................................  2,829,000    3,668,931
   Electricity Generating PCL (Foreign)................    149,800      640,254
   Glow Energy PCL (Foreign)...........................    309,000      720,832
   Home Product Center PCL (Foreign)...................  2,012,280      748,450
   IRPC PCL (Foreign)..................................  8,859,600    1,242,946
   Kasikornbank PCL (Foreign)..........................  1,146,600    6,733,703
   Krung Thai Bank PCL (Foreign).......................  5,908,587    3,489,247
   Land & Houses PCL (Foreign) NVDR....................  3,235,600      907,868
  *Minor International PCL (Foreign)...................  1,073,600      641,007
   PTT Exploration & Production PCL (Foreign)..........    865,800    4,689,161
   PTT Exploration & Production PCL (Foreign) NVDR.....     54,700      296,254
   PTT Global Chemical PCL (Foreign)...................  1,669,872    3,323,399
   PTT PCL (Foreign)...................................    794,900    8,247,250
   Ratchaburi Electricity Generating Holding PCL
     (Foreign).........................................    521,300      918,440
  *Robinson Department Store PCL (Foreign).............    317,500      629,303
   Siam Cement PCL (Foreign) (The).....................    124,800    1,693,860
   Siam Cement PCL (Foreign) NVDR (The)................    121,400    1,481,357
   Siam City Cement PCL (Foreign)......................     94,913    1,319,182
   Siam Commercial Bank PCL (Foreign)..................    984,466    5,171,257
   Siam Makro PCL (Foreign)............................     68,600    1,029,560
  *Thai Airways International PCL (Foreign)............    108,100       81,472
   Thai Oil PCL (Foreign)..............................    669,200    1,457,393
   Thai Union Frozen Products PCL (Foreign)............    360,860      847,697
   TMB Bank PCL (Foreign).............................. 19,864,000    1,192,488
   Total Access Communication PCL (Foreign)............    214,100      607,723
   Total Access Communication PCL (Foreign) NVDR.......    441,400    1,249,313

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
THAILAND -- (Continued)
  *True Corp. PCL (Foreign)........................... 4,282,600 $      712,602
                                                                 --------------
TOTAL THAILAND........................................               78,635,189
                                                                 --------------
TURKEY -- (1.8%)
   Akbank T.A.S....................................... 1,366,292      6,592,333
   Anadolu Efes Biracilik ve Malt Sanayi A.S..........   206,111      3,095,828
   Arcelik A.S........................................   223,462      1,476,910
   Aselsan Elektronik Sanayi Ve Ticaret A.S...........    84,683        320,451
   BIM BirlesikMagazalar A.S..........................    72,827      3,383,128
   Coca-Cola Icecek A.S...............................    45,013        874,636
  *Dogan Sirketler Grubu Holding A.S..................         1             --
  *Dogan Yayin Holding A.S............................         1             --
   Enka Insaat ve Sanayi A.S..........................   308,554        819,441
   Eregli Demir ve Celik Fabrikalari T.A.S............   873,611      1,038,050
   Ford Otomotiv Sanayi A.S...........................    74,222        761,340
   KOC Holding A.S. Series B..........................   789,123      3,707,446
   Koza Altin Isletmeleri A.S.........................    33,500        729,926
  *Migros Ticaret A.S.................................    33,309        353,898
   Petkim Petrokimya Holding A.S......................   380,618        435,367
   TAV Havalimanlari Holding A.S......................   122,935        610,558
   Tekfen Holding A.S.................................   190,435        689,096
   Tofas Turk Otomobil Fabrikasi A.S..................    97,163        542,427
   Tupras Turkiye Petrol Rafinerileri A.S.............   120,082      2,936,974
  *Turk Hava Yollari A.S..............................   924,662      2,141,806
   Turk Telekomunikasyon A.S..........................   375,345      1,467,147
  *Turkcell Iletisim Hizmetleri A.S...................   426,492      2,605,681
  *Turkcell Iletisim Hizmetleri A.S. ADR..............    73,838      1,121,599
   Turkiye Garanti Bankasi A.S........................ 1,830,798      8,747,483
   Turkiye Halk Bankasi A.S...........................   234,311      2,067,215
   Turkiye Is Bankasi A.S............................. 1,484,267      5,053,928
   Turkiye Sise ve Cam Fabrikalari A.S................   679,332        993,163
   Turkiye Vakiflar Bankasi T.A.O.....................   719,719      1,695,303
   Ulker Biskuvi Sanayi A.S...........................     1,859          8,434
  *Yapi ve Kredi Bankasi A.S..........................   764,565      1,963,849
                                                                 --------------
TOTAL TURKEY..........................................               56,233,417
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,699,693,163
                                                                 --------------
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   AES Tiete SA.......................................    71,898        816,665
   Banco Bradesco SA.................................. 1,656,632     26,100,896
   Banco do Estado do Rio Grande do Sul SA............   155,700      1,230,391
   Braskem SA Preferred Series A......................    73,800        487,628
  #Braskem SA Sponsored ADR...........................   153,394      2,006,394
   Centrais Eletricas Brasileiras SA Preferred
      Series B........................................    72,700        578,078
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar
    Series A Sponsored ADR............................    95,430      4,460,398
   Cia de Bebidas das Americas SA.....................       415         16,959
   Cia de Bebidas das Americas SA ADR.................   622,039     25,372,971
   Cia de Transmissao de Energia Eletrica Paulista SA
     Series A.........................................    30,889        495,033
   Cia Energetica de Minas Gerais SA..................   364,776      4,364,276
   Cia Energetica de Sao Paulo SA Preferred Series B..   117,010      1,051,393
   Cia Paranaense de Energia SA Series B..............    16,600        245,193
   Cia Paranaense de Energia SA Sponsored ADR
      Series A........................................    55,300        816,228
   Empresa Nasional de Comercio Redito e
     Participacoes SA.................................       380          7,669
   Gerdau SA..........................................   836,068      7,306,667
   Gerdau SA Sponsored ADR............................     9,025         79,330
   Itau Unibanco Holding SA........................... 1,765,700     25,819,793
   Itau Unibanco Holding SA ADR.......................   153,946      2,244,533
   Klabin SA..........................................   663,777      3,898,899
   Lojas Americanas SA................................   304,167      2,545,894
   Oi SA..............................................   463,558      1,857,840

THE EMERGING MARKETS SERIES
CONTINUED

                                                     SHARES       VALUE++
                                                   ----------- --------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA.........................     106,500 $    1,090,667
   Petroleo Brasilerio SA ADR.....................   1,711,000     35,126,830
   Telefonica Brasil SA...........................     232,784      5,157,569
   Ultrapar Participacoes SA Sponsored ADR........     254,308      5,297,236
   Usinas Siderurgicas de Minas Gerais SA
     Perferred Series A...........................     609,817      2,945,425
   Vale SA (2257127)..............................   1,412,691     25,283,138
  *Vale SA (B011X91)..............................      81,160          3,556
  #Vale SA Sponsored ADR..........................     265,000      4,714,350
                                                               --------------
TOTAL BRAZIL......................................                191,421,899
                                                               --------------
CHILE -- (0.2%)
  *Embotelladora Andina SA Preferred Series B.....       9,255         58,504
   Sociedad Quimica y Minera de Chile SA
     Sponsored ADR................................      91,271      5,280,027
                                                               --------------
TOTAL CHILE.......................................                  5,338,531
                                                               --------------
COLOMBIA -- (0.0%)
  *Banco Davivienda SA............................      18,546        229,222
   Grupo Aval Acciones y Valores..................      84,928         60,273
   Grupo de Inversiones Suramericana SA...........       3,000         61,449
                                                               --------------
TOTAL COLOMBIA....................................                    350,944
                                                               --------------
TOTAL PREFERRED STOCKS............................                197,111,374
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH AFRICA -- (0.0%)
  *Capitec Bank Holdings, Ltd. Rights 11/09/12....       3,531         13,007
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)       VALUE+
                                                   ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@DFA Short Term Investment Fund................  15,125,324    175,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $450,637) to be
     repurchased at $441,806...................... $       442        441,801
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL...............                175,441,801
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,006,449,577)...........................             $3,072,259,345
                                                               ==============

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B........................         1 $        --
   Ferrum SA de Ceramica y Metalurgia....................         1          --
                                                                    -----------
TOTAL ARGENTINA..........................................                    --
                                                                    -----------
BRAZIL -- (8.9%)
  *Abril Educacao SA.....................................    19,500     352,355
   Aliansce Shopping Centers SA..........................   426,543   4,851,256
   All America Latina Logistica SA....................... 1,296,400   5,897,805
   Alpargatas SA.........................................   109,040     797,245
   Amil Participacoes SA.................................   125,108   1,881,810
   Anhanguera Educacional Participacoes SA...............   613,145  10,747,132
   Arezzo Industria e Comercio SA........................   250,128   4,464,262
   Autometal SA..........................................   179,179   1,499,738
  *B2W Cia Global Do Varejo SA...........................   449,260   2,185,416
   Banco Alfa de Investimento SA.........................       500       1,356
   Banco Mercantil do Brasil SA..........................     1,327      10,388
   Bematech SA...........................................   115,900     276,761
  *BHG SA - Brazil Hospitality Group.....................    12,400     122,715
   Brasil Brokers Participacoes SA.......................   701,711   1,969,303
  *BrasilAgro - Companhia Brasileira de Propriedades
    Agricolas SA.........................................    11,500      52,374
   Brookfield Incorporacoes SA........................... 1,161,112   2,029,466
  *Brookfield Incorporacoes SA Receipt...................   337,902     593,934
  *CCX Carvao da Colombia SA.............................   112,241     121,578
   CETIP SA - Mercados Organizados.......................   307,059   3,537,668
   Cia de Saneamento de Minas Gerais-Copasa SA...........   298,421   7,043,796
   Cia Hering SA.........................................   340,090   7,813,003
   Cia Providencia Industria e Comercio SA...............    57,050     227,239
   Contax Participacoes SA...............................     1,400      16,888
   CR2 Empreendimentos Imobiliarios SA...................     9,400      22,539
   Cremer SA.............................................    92,646     637,695
   CSU Cardsystem SA.....................................    74,700     155,575
   Cyrela Brazil Realty SA Empreendimentos e
     Participacoes.......................................   123,033   1,043,120
   Cyrela Commercial Properties SA Empreendimentos e
     Participacoes.......................................    44,500     578,201
   Diagnosticos da America SA............................ 1,189,841   7,908,645
   Direcional Engenharia SA..............................   222,809   1,333,969
   Duratex SA............................................ 1,087,562   7,566,161
   Energias do Brazil SA................................. 1,190,706   7,445,393
   Equatorial Energia SA.................................   335,068   2,969,510
   Estacio Participacoes SA..............................   396,371   7,552,526
   Eternit SA............................................   411,589   1,702,246
   Even Construtora e Incorporadora SA...................   992,867   3,959,638
   EZ Tec Empreendimentos e Participacoes SA.............   254,258   3,342,453
  *Fertilizantes Heringer SA.............................   115,300     630,700
   Fleury SA.............................................   269,251   3,167,035
   Forjas Taurus SA......................................    35,969      56,494
  *Gafisa SA.............................................   835,900   1,535,121
  *Gafisa SA ADR......................................... 1,003,681   3,683,509
  *General Shopping Brasil SA............................   111,117     585,388
 #*Gol Linhas Aereas Inteligentes SA ADR.................   398,527   1,988,650
   Grendene SA...........................................   445,334   3,365,686
   Guararapes Confeccoes SA..............................    28,700   1,695,675
   Helbor Empreendimentos SA.............................   654,272   3,688,444
  *IdeiasNet SA..........................................   216,400     207,764
   Iguatemi Empresa de Shopping Centers SA...............   313,800   3,986,135
  *Industrias Romi SA....................................    91,400     240,307
  *Inepar SA Industria e Construcoes.....................    20,840      19,701
   International Meal Co. Holdings SA....................   163,073   1,678,061
   Iochpe-Maxion SA......................................   350,208   4,293,434

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
BRAZIL -- (Continued)
   JHSF Participacoes SA..................................   456,747 $1,983,461
   Joao Fortes Engenharia SA..............................    49,455    172,881
   JSL SA.................................................   364,000  2,114,768
  *Kepler Weber SA........................................    64,046    318,803
  *Kroton Educacional SA Common Shares....................    16,713     49,249
  *Kroton Educacional SA Unit Shares......................   367,679  7,349,778
   Light SA...............................................   388,907  4,183,855
  *LLX Logistica SA.......................................   179,225    200,311
   Localiza Rent a Car SA.................................   397,002  6,958,603
  *Log-in Logistica Intermodal SA.........................   137,550    406,342
   Lojas Renner SA........................................    70,200  2,599,168
   LPS Brasil Consultoria de Imoveis SA...................   166,970  2,869,084
  *Lupatech SA............................................    41,000     52,081
  *M. Dias Branco SA......................................   164,941  5,538,503
   Magnesita Refratarios SA...............................   876,704  3,271,912
   Mahle-Metal Leve SA Industria e Comercio...............   262,900  3,312,381
   Marcopolo SA...........................................    13,500     67,664
  *Marfrig Alimentos SA...................................   746,307  3,858,213
   Marisa Lojas SA........................................   228,464  3,353,198
  *Metalfrio Solutions SA.................................    13,600     29,797
   Mills Estruturas e Servicos de Engenharia SA...........   380,526  5,834,214
   Minerva SA.............................................   246,358  1,334,255
  *MMX Mineracao e Metalicos SA........................... 1,308,574  2,590,024
  *MPX Energia SA.........................................   336,723  1,778,901
   MRV Engenharia e Participacoes SA...................... 1,595,833  8,092,898
   Multiplan Empreendimentos Imobiliarios SA..............    21,046    616,547
  *Multiplus SA...........................................   174,784  4,060,982
   Obrascon Huarte Lain Brasil SA.........................   430,500  4,048,423
   OdontoPrev SA.......................................... 1,315,743  6,802,049
  *OSX Brasil SA..........................................   325,250  1,833,590
  *Paranapanema SA........................................   914,800  1,535,889
   PDG Realty SA Empreendimentos e Participacoes.......... 4,452,753  7,497,804
   Plascar Participacoes Industriais SA...................   141,200     55,617
   Porto Seguro SA........................................   306,400  3,258,531
  *Positivo Informatica SA................................   125,500    325,019
   Profarma Distribuidora de Produtos Farmaceuticos SA....    43,500    311,839
  *QGEP Participacoes SA..................................   445,994  2,758,024
   Raia Drogasil SA.......................................   652,675  7,182,140
   Redentor Energia SA....................................    11,500     42,183
  *Refinaria de Petroleos Manguinhos SA................... 1,088,589    182,231
   Restoque Comercio e Confeccoes de Roupas SA............   443,587  1,891,368
   Rodobens Negocios Imobiliarios SA......................    53,646    338,086
   Rossi Residencial SA...................................   760,790  1,599,455
   Santos Brasil Participacoes SA.........................   224,488  3,227,419
   Sao Carlos Empreendimentos e Participacoes SA..........    47,859  1,074,504
   Sao Martinho SA........................................   263,664  3,294,745
   SLC Agricola SA........................................   260,653  2,489,682
   Sonae Sierra Brasil SA.................................   153,346  2,567,029
  *Springs Global Participacoes SA........................    94,700    125,891
   Sul America SA.........................................   872,609  6,874,147
  *T4F Entretenimento SA..................................    52,800    298,959
  *Technos SA.............................................    24,400    283,518
   Tecnisa SA.............................................   513,831  2,125,098
   Tegma Gestao Logistica SA..............................   128,835  2,220,145
  *Tempo Participacoes SA.................................   260,902    475,290
   Tereos Internacional SA................................   227,483    306,887
  *Terna Participacoes SA.................................     5,300    174,836
   Totvs SA...............................................   453,100  9,213,476
  *Trisul SA..............................................     2,838      3,395
   Triunfo Participacoes e Investimentos SA...............    91,196    500,645
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA.........................   250,350  4,712,282

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
  *Vanguarda Agro SA...................................  4,496,967 $    774,938
  *Via Varejo SA.......................................     55,603      499,621
  *Viver Incorporadora e Construtora SA................    673,040      407,592
                                                                   ------------
TOTAL BRAZIL...........................................             287,843,483
                                                                   ------------
CHILE -- (1.4%)
   AFP Cuprum SA.......................................      1,398      109,829
   Almendral SA........................................    283,561       42,709
  *AquaChile SA........................................     31,819       22,745
  *Azul Azul SA........................................      3,811       11,089
   Banmedica SA........................................  1,312,094    2,863,346
   Besalco SA..........................................  1,578,222    2,872,945
  *Cementos Bio-Bio SA.................................    452,622      620,868
   Cia General de Electricidad SA......................    110,134      567,666
   Cintac SA...........................................    324,650      141,695
  *Coca-Cola Embonor SA Series B.......................      8,190       21,699
  *Compania Sud Americana de Vapores SA................ 23,585,920    2,254,915
   Corpbanca SA........................................ 64,675,782      846,572
   Cristalerias de Chile SA............................    156,836    1,245,170
  *Cruz Blanca Salud SA................................     40,160       52,567
   Empresa Electrica Pilmaiquen SA.....................     46,897      185,190
   Empresas Hites SA...................................    484,341      377,990
   Empresas Iansa SA................................... 12,263,867      955,825
  *Empresas La Polar SA................................    214,214      102,443
  *Enjoy SA............................................      2,450          553
   Forus SA............................................    202,573    1,103,068
   Gasco SA............................................     76,599      573,119
   Grupo Security SA...................................    429,864      156,347
   Inversiones Aguas Metropolitanas SA.................  1,830,555    3,405,064
  *Latam Airlines Group SA.............................    122,220    2,978,701
  #Latam Airlines Group SA Sponsored ADR...............     34,290      850,049
   Madeco SA........................................... 27,288,748      983,450
   Masisa SA...........................................  6,347,820      686,037
   Molibdenos y Metales SA.............................      5,009       86,407
   Multiexport Foods SA................................  1,994,554      476,720
   Parque Arauco SA....................................  2,533,043    5,780,487
   PAZ Corp. SA........................................    518,992      327,532
   Ripley Corp. SA.....................................  2,114,283    1,994,980
   Salfacorp SA........................................    996,276    2,352,218
   Sigdo Koppers SA....................................    658,257    1,580,145
  *Sociedad Matriz SAAM SA.............................  4,636,827      542,079
   Socovesa SA.........................................  1,768,010      929,661
   Sonda SA............................................    725,744    2,220,446
   Soquimic Comercial SA...............................    562,478      137,945
   Vina Concha Y Toro SA...............................  2,220,094    4,488,313
   Vina Concha Y Toro SA Sponsored ADR.................      1,725       69,690
   Vina San Pedro Tarapaca SA.......................... 40,093,814      244,154
                                                                   ------------
TOTAL CHILE............................................              45,262,428
                                                                   ------------
CHINA -- (14.1%)
  #361 Degrees International, Ltd......................  2,971,000      852,029
  #Ajisen China Holdings, Ltd..........................  2,292,000    1,571,372
   AMVIG Holdings, Ltd.................................  1,934,000      572,826
   Anhui Expressway Co., Ltd. Series H.................  2,418,000    1,158,759
  #Anta Sports Products, Ltd...........................  3,773,000    3,211,669
   Anton Oilfield Services Group.......................  4,904,000    1,476,202
   Anxin-China Holdings, Ltd...........................  8,479,000    1,875,717
  *Apollo Solar Energy Technology Holdings, Ltd........ 22,080,000      591,134
   Asia Cement China Holdings Corp.....................  2,176,500      923,007
  *Asia Energy Logistics Group, Ltd.................... 26,160,000      360,001
   Asian Citrus Holdings, Ltd..........................  2,927,000    1,635,150

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
  *Ausnutria Dairy Corp., Ltd............................    365,000 $   68,761
   AviChina Industry & Technology Co., Ltd. Series H.....  7,662,788  3,146,166
   Baoye Group Co., Ltd. Series H........................  1,860,000    949,470
 #*BaWang International Group Holding, Ltd...............  5,190,000    473,113
   Beijing Capital International Airport Co., Ltd.
     Series H............................................  6,690,000  4,292,322
   Beijing Capital Land, Ltd. Series H...................  6,142,500  1,831,837
  *Beijing Development HK, Ltd...........................    548,000    100,898
  #Beijing Enterprises Water Group, Ltd.................. 12,179,660  2,770,829
   Beijing Jingkelong Co., Ltd. Series H.................    558,749    324,254
   Beijing North Star Co., Ltd. Series H.................  2,190,000    452,235
  *Beijing Properties Holdings, Ltd......................  4,615,061    169,279
  *Besunyen Holdings Co., Ltd............................  2,476,000    191,149
  #Billion Industrial Holdings, Ltd......................    185,500     96,567
  #Biostime International Holdings, Ltd..................    593,000  1,518,409
   Boer Power Holdings, Ltd..............................    985,000    354,028
   Bosideng International Holdings, Ltd.................. 11,860,000  3,764,196
   BYD Electronic International Co., Ltd.................  3,864,815    819,671
   C C Land Holdings, Ltd................................  6,224,343  1,417,090
  #C.P. Pokphand Co., Ltd................................ 16,580,594  1,964,815
  *Carnival Group International Holdings, Ltd............  2,058,000     94,379
   Catic Shenzhen Holdings, Ltd. Series H................    310,000    113,507
   Central China Real Estate, Ltd........................  2,591,626    627,006
  *CGN Mining Co., Ltd...................................  5,265,000    548,241
   Changshouhua Food Co., Ltd............................  1,493,000    767,975
 #*Chaoda Modern Agriculture Holdings, Ltd...............  6,771,138    155,735
  #Chaowei Power Holdings, Ltd...........................  1,786,000    966,184
 #*Chigo Holding, Ltd.................................... 18,886,000    466,120
  *Chiho-Tiande Group, Ltd...............................    114,000     56,360
   China Aerospace International Holdings, Ltd...........  9,854,500    784,578
   China Agri-Industries Holdings, Ltd...................  6,806,000  4,259,085
  #China All Access Holdings, Ltd........................  2,474,000    471,294
   China Aoyuan Property Group, Ltd......................  3,092,000    425,885
   China Automation Group, Ltd...........................  2,529,000    598,170
   China BlueChemical, Ltd. Series H.....................    674,000    426,435
  *China Chengtong Development Group, Ltd................  2,298,000     86,207
   China Communications Services Corp., Ltd. Series H....  1,567,200    876,611
  *China Datang Corp Renewable Power Co., Ltd. Class H...  2,070,000    225,830
  #China Dongxiang Group Co., Ltd........................ 13,246,985  1,651,154
  *China Energine International Holdings, Ltd............    208,000      8,422
  #China Everbright International, Ltd...................  8,414,800  4,316,194
   China Everbright, Ltd.................................  3,480,000  5,045,389
  *China Fiber Optic Network System Group, Ltd...........  1,500,000    257,347
  #China Foods, Ltd......................................  3,088,000  3,120,605
   China Gas Holdings, Ltd...............................  9,067,500  4,938,540
   China Glass Holdings, Ltd.............................  3,396,000    470,006
  *China Grand Forestry Green Resources Group, Ltd.......    362,987     26,167
 #*China Green Holdings, Ltd.............................  2,820,000    619,612
   China Haidian Holdings, Ltd...........................  6,936,000    749,216
  #China High Precision Automation Group, Ltd............  1,289,000    206,239
 #*China High Speed Transmission Equipment Group
     Co., Ltd............................................  5,250,000  1,791,194
  *China Hongqiao Group, Ltd.............................    162,500     75,077
  *China Huiyuan Juice Group, Ltd........................  2,643,500    833,688
  *China ITS Holdings Co., Ltd...........................  3,756,000    588,287
   China Liansu Group Holdings, Ltd......................  3,469,000  2,033,371
  #China Lilang, Ltd.....................................  1,751,000    994,256
  #China Lumena New Materials Corp....................... 14,530,000  2,944,087
  #China Medical System Holdings, Ltd....................  4,204,500  2,424,908
  #China Metal Recycling Holdings, Ltd...................  2,401,686  2,392,083
  *China Mining Resources Group, Ltd..................... 25,526,000    372,183
  *China Mobile Games & Entertainment Group, Ltd.........      6,575     39,450
 #*China Modern Dairy Holdings, Ltd......................  2,411,000    623,925

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
 #*China Molybdenum Co., Ltd. Series H...................  5,059,000 $2,150,319
  #China National Materials Co., Ltd. Series H...........  5,054,000  1,567,335
  *China New Town Development Co., Ltd...................  6,403,148    243,704
   China Nickel Resources Holdings Co., Ltd..............    358,000     28,530
  *China Oil & Gas Group, Ltd............................ 15,940,000  1,905,932
   China Oriental Group Co., Ltd.........................     10,000      2,168
   China Overseas Grand Oceans Group, Ltd................  3,221,500  3,352,478
  *China Pharmaceutical Group, Ltd.......................  3,869,877  1,126,058
  #China Power International Development, Ltd............  6,913,000  1,869,053
  *China Power New Energy Development Co., Ltd........... 19,520,000    788,816
 #*China Precious Metal Resources Holdings Co., Ltd...... 11,262,318  2,177,869
  *China Properties Group, Ltd...........................  2,248,000    695,979
  *China Qinfa Group, Ltd................................  3,446,000    517,508
  #China Rare Earth Holdings, Ltd........................  5,968,000  1,356,548
   China Resources Gas Group, Ltd........................    208,000    462,176
  #China Rongsheng Heavy Industries Group Holdings, Ltd.. 15,329,000  3,260,946
   China Sanjiang Fine Chemicals Co., Ltd................  2,284,000    734,485
   China SCE Property Holdings, Ltd......................  1,838,000    424,394
   China Shanshui Cement Group, Ltd......................  7,297,000  5,389,107
  #China Shineway Pharmaceutical Group, Ltd..............  1,353,200  2,142,792
  #China Shipping Development Co., Ltd. Series H.........  8,656,000  4,533,040
   China Singyes Solar Technologies Holdings, Ltd........  1,875,200  1,105,719
  #China South City Holdings, Ltd........................  7,994,000  1,264,875
   China Starch Holdings, Ltd............................  6,190,000    183,874
   China State Construction International Holdings, Ltd..     54,960     65,075
   China Sunshine Paper Holdings Co., Ltd................    119,078     13,485
   China Suntien Green Energy Corp., Ltd. Series H.......  5,846,000  1,187,915
  *China Taiping Insurance Holdings Co., Ltd.............  1,588,800  2,705,286
  *China Tian Lun Gas Holdings, Ltd......................    288,000    114,515
  *China Tianyi Holdings, Ltd............................    992,000    143,105
   China Tontine Wines Group, Ltd........................  4,536,000    466,745
   China Travel International Investment Hong Kong, Ltd.. 14,349,900  2,767,456
  #China Vanadium Titano - Magnetite Mining Co., Ltd.....  5,311,000  1,014,917
  #China Water Affairs Group, Ltd........................  5,186,000  1,362,768
   China Wireless Technologies, Ltd......................  5,732,000  1,662,568
 #*China Yurun Food Group, Ltd...........................  5,792,000  4,225,390
 #*China ZhengTong Auto Services Holdings, Ltd...........  3,593,000  2,420,988
 #*China Zhongwang Holdings, Ltd.........................  6,138,000  2,445,098
  *Chinasoft International, Ltd..........................  3,230,000    788,951
  *ChinaVision Media Group, Ltd..........................    320,000     11,544
 #*Chongqing Iron & Steel Co., Ltd. Series H.............  2,253,400    353,047
   Chongqing Machinery & Electric Co., Ltd. Series H.....  5,334,000    807,568
   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................  2,254,000    914,802
  #CIMC Enric Holdings, Ltd..............................  1,482,000  1,074,598
 #*Citic 21CN Co., Ltd...................................  6,319,200    389,932
  *Citic Resources Holdings, Ltd......................... 11,586,600  1,768,973
   Clear Media, Ltd......................................     79,000     40,741
  *Coastal Greenland, Ltd................................  1,384,000     58,798
 #*Comba Telecom Systems Holdings, Ltd...................  3,895,577  1,515,628
  *Comtec Solar Systems Group, Ltd.......................  1,198,000    139,774
   COSCO International Holdings, Ltd.....................  2,703,000  1,091,838
  #CPMC Holdings, Ltd....................................  1,131,000    796,586
   Da Ming International Holdings, Ltd...................     20,000      3,049
   DaChan Food Asia, Ltd.................................  1,537,955    218,025
   Dah Chong Hong Holdings, Ltd..........................  3,360,000  3,159,924
   Dalian Port (PDA) Co., Ltd. Series H..................  3,822,000    841,120
  #Daphne International Holdings, Ltd....................  4,032,000  4,844,838
 #*Daqing Dairy Holdings, Ltd............................    922,000         --
   Dawnrays Pharmaceutical Holdings, Ltd.................  1,182,943    250,080
  #DBA Telecommunication Asia Holdings, Ltd..............  2,060,000  1,123,115
   Digital China Holdings, Ltd...........................  2,997,800  5,017,516

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
  #Dongiang Environmental Co., Ltd. Series H...........     67,600 $  270,210
  #Dongyue Group Co., Ltd..............................  4,539,000  2,582,100
 #*Dynasty Fine Wines Group, Ltd.......................  1,580,000    260,220
   Embry Holdings, Ltd.................................    473,000    224,594
   ENN Energy Holdings, Ltd............................    158,000    656,138
   Evergreen International Holdings, Ltd...............  1,172,000    234,982
  *Extrawell Pharmaceutical Holdings, Ltd..............  7,297,921    436,615
   Fantasia Holdings Group Co., Ltd....................  5,347,500    528,288
  *First Tractor Co., Ltd. Series H....................  3,351,176  2,783,156
  #Franshion Properties China, Ltd..................... 13,062,300  3,977,093
  #Fufeng Group, Ltd...................................  3,282,000  1,245,394
  #GCL-Poly Energy Holdings, Ltd....................... 28,403,000  5,020,913
  #Geely Automobile Holdings, Ltd...................... 17,610,000  7,552,943
   Global Bio-Chem Technology Group Co., Ltd...........  9,198,800  1,063,814
  *Global Sweeteners Holdings, Ltd.....................  1,202,951     83,616
  *Glorious Property Holdings, Ltd..................... 11,403,501  1,772,703
  *Goldbond Group Holdings, Ltd........................    210,000      7,834
  #Golden Meditech Holdings, Ltd.......................  3,708,000    439,026
   Goldlion Holdings, Ltd..............................    910,962    414,335
  *GOME Electrical Appliances Holding, Ltd............. 42,920,000  4,458,118
   Good Friend International Holdings, Inc.............    436,667    152,806
  *Goodbaby International Holdings, Ltd................    666,000    220,643
  *Goodtop Tin International Holdings, Ltd.............  7,020,000    361,105
   Great Wall Technology Co., Ltd. Series H............  1,758,950    313,821
   Greatview Aseptic Packaging Co., Ltd................    456,000    238,510
  #Greentown China Holdings, Ltd.......................  2,464,648  3,027,915
  #Guangzhou Pharmaceutical Co., Ltd. Series H.........    834,000  1,615,564
 #*Guangzhou Shipyard International Co., Ltd.
     Series H..........................................    773,400    577,633
  *Haier Electronics Group Co., Ltd....................  2,450,000  3,119,914
   Hainan Meilan International Airport Co., Ltd.
     Series H..........................................    517,000    322,331
   Haitian International Holdings, Ltd.................  2,059,000  2,537,170
   Harbin Electric Co., Ltd. Series H..................  2,973,413  2,447,302
   Henderson Investment, Ltd...........................    596,000     46,002
  *Heng Tai Consumables Group, Ltd..................... 20,348,193    429,372
  #Hengdeli Holdings, Ltd.............................. 10,114,000  3,149,970
 #*Hi Sun Technology, Ltd..............................  4,446,000    457,672
  #Hidili Industry International Development, Ltd......  5,439,000  1,373,710
  *Hilong Holding, Ltd.................................    447,000    121,833
  *Hisense Kelon Electrical Holdings Co., Ltd.
     Series H..........................................  1,079,000    345,302
   HKC Holdings, Ltd................................... 17,896,447    714,100
   Hong Kong Resources Holdings Co., Ltd...............    357,450     13,806
   Honghua Group, Ltd..................................  5,221,000  1,213,906
   Hopefluent Group Holdings, Ltd......................     59,670     17,076
  #Hopewell Highway Infrastructure, Ltd................  2,974,000  1,581,821
 #*Hopson Development Holdings, Ltd....................  3,476,000  3,355,276
   Hua Han Bio-Pharmaceutical Holdings, Ltd............  6,179,360  1,423,684
  #Huabao International Holdings, Ltd..................  7,816,014  3,880,076
  *Huadian Power International Corp. Series H..........     34,000      8,606
 #*Hunan Nonferrous Metal Corp., Ltd. Series H.........  8,774,000  2,594,935
  *Huscoke Resources Holdings, Ltd.....................  8,002,000     81,293
   Hutchison Harbour Ring, Ltd.........................  6,888,000    584,784
   Inspur International, Ltd...........................  8,685,000    279,141
  *Interchina Holdings Co., Ltd........................ 18,175,000  1,156,910
   International Taifeng Holdings, Ltd.................  1,238,000    375,314
  #Intime Department Store Group Co., Ltd..............  4,317,500  5,070,704
 #*Jinchuan Group International Resources Co., Ltd.....  2,837,000    546,916
   Jingwei Textile Machinery Co., Ltd. Series H........  1,272,000    678,352
   Ju Teng International Holdings, Ltd.................  3,458,000  1,377,956
  *Kai Yuan Holdings, Ltd.............................. 10,460,000    283,058
 #*Kaisa Group Holdings, Ltd...........................  6,868,000  1,280,353
  *Kasen International Holdings, Ltd...................    222,000     42,893

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   Kingboard Chemical Holdings, Ltd......................  2,516,851 $7,467,568
   Kingboard Laminates Holdings, Ltd.....................  4,029,000  1,710,850
 #*Kingdee International Software Group Co., Ltd.........  7,499,200  1,549,237
  #Kingsoft Corp., Ltd...................................  3,169,000  1,828,542
   Kingway Brewery Holdings, Ltd.........................  4,396,800  1,558,101
   KWG Property Holding, Ltd.............................  5,039,450  2,977,621
   Lai Fung Holdings, Ltd................................ 20,284,440    423,552
   Le Saunda Holdings, Ltd...............................    954,000    280,140
   Lee & Man Paper Manufacturing, Ltd....................  7,404,000  3,867,258
   Leoch International Technology, Ltd...................     10,000      1,570
 #*Li Ning Co., Ltd......................................  3,169,000  1,675,155
  #Lianhua Supermarket Holdings Co., Ltd. Series H.......  1,698,600  1,370,899
  #Lijun International Pharmaceutical Holding, Ltd.......  6,948,000  1,879,762
   Lingbao Gold Co., Ltd. Series H.......................  1,424,000    627,143
   LK Technology Holdings, Ltd...........................    837,500    142,296
  #Lonking Holdings, Ltd.................................  8,937,000  2,082,390
  *Loudong General Nice Resources China Holdings, Ltd....  7,842,140    338,505
 #*Maanshan Iron & Steel Co., Ltd. Series H..............  7,620,000  1,962,310
   Magic Holdings International, Ltd.....................  1,839,600    702,351
   Maoye International Holdings, Ltd.....................  5,860,000  1,172,793
   Microport Scientific Corp.............................  1,532,000    787,888
  *MIE Holdings Corp.....................................  3,438,000    939,063
   Min Xin Holdings, Ltd.................................    418,000    229,232
  #Mingfa Group International Co., Ltd...................  4,638,000  1,312,154
  *Mingyuan Medicare Development Co., Ltd................  6,700,000    136,252
   Minmetals Land, Ltd...................................  5,220,000    697,025
   Minth Group, Ltd......................................  1,959,000  1,978,906
 #*MMG, Ltd..............................................  6,030,000  2,381,845
  *Nam Fong International Holdings, Ltd..................    306,758     40,016
  *Nan Hai Corp, Ltd.....................................  9,800,000     39,124
   Nanjing Panda Electronics Co., Ltd. Series H..........    246,000     57,068
   NetDragon Websoft, Inc................................    320,044    341,451
  #New World Department Store China, Ltd.................  2,044,462  1,222,948
  #Nine Dragons Paper Holdings, Ltd......................  6,497,000  4,519,633
  *North Mining Shares Co., Ltd.......................... 12,790,000    717,224
  #NVC Lighting Holdings, Ltd............................  5,410,000  1,425,917
  #O-Net Communications Group, Ltd.......................  1,308,000    344,048
   Overseas Chinese Town Asia Holdings, Ltd..............    408,183    149,135
   Pacific Online, Ltd...................................    711,365    223,588
  #Parkson Retail Group, Ltd.............................    328,000    276,567
  *PAX Global Technology, Ltd............................    187,000     33,708
   PCD Stores Group, Ltd................................. 11,880,000  1,113,863
  #Peak Sport Products Co., Ltd..........................  3,086,000    586,799
  *PetroAsian Energy Holdings, Ltd.......................  3,192,000     66,089
  #Phoenix Satellite Television Holdings, Ltd............  4,376,000  1,387,821
 #*Poly Property Group Co., Ltd..........................  8,436,000  5,055,704
  #Ports Design, Ltd.....................................  1,584,000  1,125,125
  *Pou Sheng International Holdings, Ltd.................  4,121,806    262,734
   Powerlong Real Estate Holdings, Ltd...................  5,149,000    865,843
  *Prosperity International Holdings HK, Ltd.............  5,020,000    255,856
   Qingling Motors Co., Ltd. Series H....................  1,694,000    407,476
   Qunxing Paper Holdings Co., Ltd.......................    669,913    174,597
  #Real Gold Mining, Ltd.................................    300,500    341,598
  #Real Nutriceutical Group, Ltd.........................  3,324,000  1,182,343
   Regent Manner International Holdings, Ltd.............  2,667,000    555,435
 #*Renhe Commercial Holdings Co., Ltd.................... 47,532,000  2,007,992
   REXLot Holdings, Ltd.................................. 32,950,000  2,417,501
  *Richly Field China Development, Ltd...................  6,980,000     79,256
   Road King Infrastructure, Ltd.........................  1,083,000    752,943
   Royale Furniture Holdings, Ltd........................  1,909,000    159,339
   Samson Holding, Ltd...................................  1,122,000    160,307

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
  #Sany Heavy Equipment International Holdings
     Co., Ltd...........................................  3,577,000 $1,870,485
   Sateri Holdings, Ltd.................................     71,000     15,688
  *Semiconductor Manufacturing International Corp....... 94,444,000  3,691,157
  #Shandong Chenming Paper Holdings, Ltd. Series H......  1,308,000    483,849
   Shandong Molong Petroleum Machinery Co., Ltd.
      Series H..........................................  1,516,562    526,874
  *Shanghai Industrial Urban Development Group, Ltd.....  6,750,000  1,125,687
  #Shanghai Jin Jiang International Hotels Group Co.,
    Ltd. Series H.......................................  4,088,000    631,375
   Shanghai Prime Machinery Co., Ltd. Series H..........  4,298,000    608,055
  *Shanghai Zendai Property, Ltd........................  7,225,000    118,141
   Shengli Oil & Gas Pipe Holdings, Ltd.................  5,022,000    458,152
   Shenguan Holdings Group, Ltd.........................  4,596,000  2,527,052
   Shenzhen Expressway Co., Ltd. Series H...............  3,068,400  1,160,998
   Shenzhen International Holdings, Ltd................. 42,879,300  3,586,911
   Shenzhen Investment, Ltd............................. 11,974,000  3,182,049
   Shenzhou International Group, Ltd....................  1,910,000  3,713,315
  *Shougang Concord Century Holdings, Ltd...............  1,137,153     41,702
 #*Shougang Concord International Enterprises Co., Ltd.. 22,396,000  1,193,398
  #Shougang Fushan Resources Group, Ltd................. 12,800,000  4,453,622
  #Shui On Land, Ltd.................................... 12,783,483  5,386,371
   Sichuan Expressway Co., Ltd. Series H................  3,736,000  1,211,867
  #Sihuan Pharmaceutical Holdings Group, Ltd............  8,615,000  3,358,096
   Sijia Group Co., Ltd.................................  1,076,350    221,700
  #Silver Base Group Holdings, Ltd......................  2,108,424    894,196
   Silver Grant International Industries, Ltd...........  5,220,000    919,752
  *SIM Technology Group, Ltd............................    340,000     15,292
   Sino Biopharmaceutical, Ltd.......................... 13,536,000  5,403,981
  *Sino Dragon New Energy Holdings, Ltd.................  5,056,000    119,277
 #*Sino Oil & Gas Holdings, Ltd......................... 35,607,766    687,559
  *Sino Prosper State Gold Resources Holdings, Ltd......  2,110,000     95,290
   Sinofert Holdings, Ltd............................... 10,033,327  2,112,648
  *Sinolink Worldwide Holdings, Ltd..................... 10,218,800    747,204
   SinoMedia Holding, Ltd...............................    742,000    361,568
  #Sino-Ocean Land Holdings, Ltd........................ 12,181,591  7,613,061
  #Sinopec Kantons Holdings, Ltd........................  2,864,000  2,128,133
   Sinotrans Shipping, Ltd..............................  4,974,086  1,222,356
   Sinotrans, Ltd. Series H.............................  6,526,000    998,755
  #Sinotruk Hong Kong, Ltd..............................  2,888,000  1,656,546
  *SITC International Holdings Co., Ltd.................    189,000     49,338
  #Skyworth Digital Holdings, Ltd.......................  8,930,234  4,799,898
  *SMI Corp., Ltd.......................................  7,948,066    187,019
 #*Solargiga Energy Holdings, Ltd.......................  3,870,000    215,906
  *Sparkle Roll Group, Ltd..............................  6,960,000    407,290
  *SPG Land Holdings, Ltd...............................    714,000    177,345
  *Springland International Holdings, Ltd...............    123,000     60,427
  *SRE Group, Ltd....................................... 13,894,346    544,040
  #Sunac China Holdings, Ltd............................  3,491,000  1,844,024
   Sunny Optical Technology Group Co., Ltd..............  1,834,000  1,074,368
   Tak Sing Alliance Holdings, Ltd......................    253,257     31,248
  #TCC International Holdings, Ltd......................  4,185,098  1,135,068
   TCL Communication Technology Holdings, Ltd...........  2,237,198    683,864
   TCL Multimedia Technology Holdings, Ltd..............  2,684,510  1,486,286
  *Tech Pro Technology Development, Ltd.................  2,828,000  1,053,154
  *Texhong Textile Group, Ltd...........................    626,000    294,635
   Tian An China Investments Co., Ltd...................  1,193,000    692,116
   Tian Shan Development Holdings, Ltd..................    908,000    217,774
   Tiangong International Co., Ltd......................  5,802,000  1,393,855
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Series H......................................  1,572,000    365,756
  *Tianjin Development Holdings, Ltd....................  1,870,000    887,465
   Tianjin Port Development Holdings, Ltd...............  7,404,800    914,262
   Tianneng Power International, Ltd....................  3,112,048  2,097,624
  #Tomson Group, Ltd....................................  1,060,443    251,297

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   Tong Ren Tang Technologies Co., Ltd. Series H.......  1,085,000 $  1,947,101
  #Towngas China Co., Ltd..............................  2,893,000    2,273,070
   TPV Technology, Ltd.................................  3,915,964      869,560
   Trauson Holdings Co., Ltd...........................  1,381,000      718,733
   Travelsky Technology, Ltd. Series H.................  3,659,090    1,884,922
  *Trony Solar Holdings Co., Ltd.......................  1,757,000      142,826
   Truly International Holdings, Ltd...................  5,411,573      820,766
   Uni-President China Holdings, Ltd...................  1,151,000    1,445,653
  *United Energy Group, Ltd............................ 12,306,450    1,948,892
  #Vinda International Holdings, Ltd...................  2,394,000    3,324,669
   VODone, Ltd......................................... 13,151,600    1,281,909
  #Wasion Group Holdings, Ltd..........................  2,018,000      736,357
   Weiqiao Textile Co., Ltd. Series H..................  2,212,000      862,436
   Welling Holding, Ltd................................  3,410,000      416,021
  #West China Cement, Ltd.............................. 13,716,000    2,462,591
  *Winsway Coking Coal Holdings, Ltd...................  4,046,000      650,304
   Winteam Pharmaceutical Group, Ltd...................  2,538,000      490,636
  #Wumart Stores, Inc. Series H........................    969,000    1,718,993
   Xiamen International Port Co., Ltd. Series H........  5,166,000      598,729
   Xingda International Holdings, Ltd..................  3,691,000    1,284,539
   Xinhua Winshare Publishing & Media Co., Ltd.
      Series H.........................................    307,103      164,469
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Series H...........................................  1,615,400      611,233
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H..  3,350,598      701,548
   Xiwang Sugar Holdings Co., Ltd......................  3,103,178      326,867
  #XTEP International Holdings, Ltd....................  2,858,500    1,237,247
  *Yanchang Petroleum International, Ltd............... 13,980,000      917,693
   Yantai North Andre Juice Co. Series H...............  3,885,000      152,489
  *Yashili International Holdings, Ltd.................  1,814,000      424,585
  #Yingde Gases Group Co., Ltd.........................  3,468,500    3,297,133
   Yip's Chemical Holdings, Ltd........................    984,000      665,978
  #Youyuan International Holdings, Ltd.................    139,000       34,008
  *Yuanda China Holdings, Ltd..........................  2,162,000      252,921
   Yuexiu Property Co., Ltd............................ 21,435,432    5,860,904
  #Yuexiu Transport Infrastructure, Ltd................  2,788,018    1,250,541
  #Yuzhou Properties Co................................  1,023,600      237,049
   Zhejiang Expressway Co., Ltd. Series H..............  3,868,000    2,818,325
 #*Zhejiang Glass Co., Ltd. Series H...................    445,000           --
  *Zhong An Real Estate, Ltd...........................  1,078,400      111,243
  #Zhongsheng Group Holdings, Ltd......................  2,344,000    3,010,197
  #Zhuzhou CSR Times Electric Co., Ltd. Series H.......  1,367,000    3,997,022
                                                                   ------------
TOTAL CHINA............................................             459,710,883
                                                                   ------------
COLOMBIA -- (0.0%)
  *Constructora Conconcreto SA.........................     39,186       28,238
  *Empresa de Telecomunicaciones de Bogota.............     81,012       20,432
  *Fabricato SA........................................ 13,257,120      658,599
  *Mineros SA..........................................     17,678       46,420
                                                                   ------------
TOTAL COLOMBIA.........................................                 753,689
                                                                   ------------
HONG KONG -- (0.0%)
  *Qualipak International Holdings, Ltd................    113,153       12,892
                                                                   ------------
HUNGARY -- (0.1%)
  *Danubius Hotel & Spa P.L.C..........................     45,091      551,761
   EGIS Pharmaceuticals P.L.C..........................     11,973      963,549
 #*FHB Mortgage Bank NYRT..............................     42,048       91,551
  *Fotex Holding SE....................................    119,895       95,696
  *PannErgy P.L.C......................................    127,046      349,799
   Zwack Unicum NYRT...................................        679       38,769
                                                                   ------------
TOTAL HUNGARY..........................................               2,091,125
                                                                   ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (8.4%)
  *3M India, Ltd..........................................     5,008 $  357,126
   Aban Offshore, Ltd.....................................    66,736    544,646
  *ABG Shipyard, Ltd......................................    88,327    609,668
   Aditya Birla Nuvo, Ltd.................................    27,473    463,544
  *Advanta India, Ltd.....................................    13,420    203,323
   Agro Tech Foods, Ltd...................................    42,808    335,361
   AIA Engineering, Ltd...................................    44,197    319,846
   Ajmera Realty & Infra India, Ltd.......................     4,949     10,525
   Akzo Nobel India, Ltd..................................    53,147    955,758
   Alembic Pharmaceuticals, Ltd...........................   406,588    511,721
  *Alembic, Ltd...........................................    93,083     26,955
   Allahabad Bank, Ltd....................................   661,286  1,666,455
   Allcargo Logistics, Ltd................................     3,483      8,526
   Alok Industries, Ltd................................... 1,894,319    405,367
   Alstom India, Ltd......................................   109,848    834,927
   Alstom T&D India, Ltd..................................   161,059    612,479
   Amara Raja Batteries, Ltd..............................   193,202    816,343
   Amtek Auto, Ltd........................................   465,354    623,463
  *Amtek India, Ltd.......................................   239,652    421,500
   Anant Raj Industries, Ltd..............................   665,541  1,001,986
   Andhra Bank, Ltd.......................................   649,159  1,247,166
  *Andhra Pradesh Paper Mills.............................    35,816    197,349
   Apollo Hospitals Enterprise, Ltd.......................   249,642  3,611,548
   Apollo Tyres, Ltd......................................   663,125  1,053,577
   Arvind, Ltd............................................   806,648  1,215,822
  *Asahi India Glass, Ltd.................................   178,126    215,485
   Ashok Leyland, Ltd..................................... 6,477,083  2,811,497
   Asian Hotels East, Ltd.................................    11,929     49,975
  *Atul, Ltd..............................................    17,216    126,599
   Aurobindo Pharma, Ltd..................................   631,240  1,854,981
   Automotive Axles, Ltd..................................    19,185    132,093
  *Bajaj Corp., Ltd.......................................   113,243    388,979
   Bajaj Electricals, Ltd.................................   163,219    617,370
   Bajaj Finance, Ltd.....................................    54,152  1,289,894
   Bajaj Finserv, Ltd.....................................   126,975  1,994,027
   Bajaj Hindusthan, Ltd.................................. 1,198,145    655,158
   Bajaj Holdings & Investment, Ltd.......................    86,830  1,401,984
   Balkrishna Industries, Ltd.............................   107,110    528,429
   Ballarpur Industries, Ltd.............................. 1,049,577    427,796
   Balmer Lawrie & Co., Ltd...............................    26,892    319,854
  *Balrampur Chini Mills, Ltd.............................   869,619  1,099,487
   Bank of Maharashtra, Ltd...............................   644,948    629,041
   Bannari Amman Sugars, Ltd..............................    15,663    261,859
   BASF India, Ltd........................................    34,835    420,988
   Bata India, Ltd........................................   116,451  1,834,071
   BEML, Ltd..............................................    58,553    313,987
   Berger Paints India, Ltd...............................   573,500  1,498,707
  *BF Utilities, Ltd......................................    53,450    358,080
   BGR Energy Systems, Ltd................................   126,429    616,847
   Bharat Forge, Ltd......................................   455,615  2,300,654
   Bhushan Steel, Ltd.....................................   369,371  3,373,492
   Biocon, Ltd............................................   248,587  1,227,030
   Birla Corp., Ltd.......................................   104,359    502,477
   Blue Dart Express, Ltd.................................    19,330    626,591
   Blue Star, Ltd.........................................   134,898    498,708
   Bombay Burmah Trading Co...............................     6,216     65,731
   Bombay Dyeing & Manufacturing Co., Ltd.................   785,565  1,635,529
  *Bombay Rayon Fashions, Ltd.............................    17,322     84,028
   Britannia Industries, Ltd..............................   212,180  1,904,951
   Cadila Healthcare, Ltd.................................     2,373     38,328
   Carborundum Universal, Ltd.............................   307,291    870,768

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   Central Bank of India.................................. 1,147,333 $1,474,307
   Centum Electronics, Ltd................................     5,834      8,373
  *Century Plyboards India, Ltd...........................   137,796    153,493
   Century Textiles & Industries, Ltd.....................   291,473  2,096,498
   CESC, Ltd..............................................   339,963  1,729,852
   Chambal Fertilizers & Chemicals, Ltd...................   805,294    998,835
   Chennai Petroleum Corp., Ltd...........................   185,135    443,852
   Cholamandalam Investment & Finance Co., Ltd............    71,956    293,115
   City Union Bank, Ltd...................................   746,017    781,190
   Clariant Chemicals (India), Ltd........................    28,856    350,926
  *Claris Lifesciences, Ltd...............................    58,414    259,879
   CMC, Ltd...............................................    55,642  1,156,890
   Core Education & Technologies, Ltd.....................   167,913    965,777
   Coromandel International, Ltd..........................   436,371  2,311,601
   Corporation Bank.......................................   171,930  1,273,915
   Crisil, Ltd............................................   112,761  1,984,213
   Crompton Greaves, Ltd..................................    65,078    150,507
   Dalmia Bharat Enterprises, Ltd.........................    57,965    173,404
   DB Corp., Ltd..........................................     1,695      6,563
  *DB Realty, Ltd.........................................   368,728    668,317
   DCM Shriram Consolidated, Ltd..........................   231,503    306,388
   Deepak Fertilizers & Petrochemicals Corp., Ltd.........   147,728    364,452
   Delta Corp., Ltd.......................................   308,489    372,882
  *DEN Networks, Ltd......................................   192,940    631,761
   Dena Bank..............................................   127,628    250,723
  *Development Credit Bank, Ltd...........................   756,069    601,207
   Dewan Housing Finance Corp., Ltd.......................   110,571    389,279
  *Dish TV (India), Ltd................................... 1,980,742  2,768,051
  *Dredging Corp. of India, Ltd...........................    21,673     94,177
   E.I.D.--Parry (India), Ltd.............................   311,709  1,349,027
   eClerx Services, Ltd...................................    20,502    259,985
   Edelweiss Financial Services, Ltd......................   353,351    221,524
   Educomp Solutions, Ltd.................................   267,067    725,792
   Eicher Motors, Ltd.....................................    46,375  2,000,505
   EIH, Ltd...............................................   432,476    608,691
   Elder Pharmaceuticals, Ltd.............................    41,972    222,006
   Elgi Equipments, Ltd...................................   224,474    379,844
  *Emami, Ltd.............................................    79,112    836,950
   Engineers India, Ltd...................................    46,626    204,890
  *Entertainment Network India, Ltd.......................    30,173    135,268
   Era Infra Engineering, Ltd.............................   352,519    893,620
  *Eros International Media, Ltd..........................    97,084    293,213
   Escorts, Ltd...........................................   346,480    424,455
  *Essar Oil, Ltd......................................... 1,455,331  1,691,241
   Essar Ports, Ltd.......................................   383,771    719,662
  *Essar Shipping, Ltd....................................   112,311     60,746
   Essel Propack, Ltd.....................................   100,852     71,477
   FAG Bearings (India), Ltd..............................    27,899    899,404
   FDC, Ltd...............................................   277,766    440,943
   Federal Bank, Ltd......................................   572,364  5,134,295
  *Federal-Mogul Goetze (India), Ltd......................    61,495    226,097
   Financial Technologies (India), Ltd....................   110,345  2,034,548
   Finolex Cables, Ltd....................................   106,873     84,722
   Finolex Industries, Ltd................................   184,311    221,042
  *Fortis Healthcare, Ltd.................................   444,769    838,916
  *Fresenius Kabi Oncology, Ltd...........................   203,183    346,080
   Future Capital Holdings, Ltd...........................    68,029    194,105
   Gammon India, Ltd......................................   105,203     79,340
  *Gammon Infrastructure Projects, Ltd....................    30,123      7,770
   Gateway Distriparks, Ltd...............................   230,383    610,953
  *Geodesic, Ltd..........................................    72,614     53,737

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
  *Gillette India, Ltd....................................    10,058 $  412,840
   Gitanjali Gems, Ltd....................................   263,212  1,951,204
   GlaxoSmithKline Consumer Healthcare, Ltd...............    32,351  1,827,454
  *Glodyne Technoserve, Ltd...............................    30,130     30,724
  *GMR Infrastructure, Ltd................................ 2,603,093    966,201
   Godfrey Phillips India, Ltd............................     3,364    208,028
   Godrej Industries, Ltd.................................   263,939  1,472,524
   Godrej Properties, Ltd.................................    60,544    647,751
  *Gokul Refoils & Solvent, Ltd...........................    27,697     22,311
   Graphite India, Ltd....................................   247,564    382,997
  *Gravita India, Ltd.....................................    42,956    134,925
   Great Eastern Shipping Co., Ltd........................   331,753  1,579,710
   Greaves Cotton, Ltd....................................   461,835    665,614
   Grindwell Norton, Ltd..................................    18,171     87,651
   GRUH Finance, Ltd......................................   111,195    398,286
  *GTL Infrastructure, Ltd................................ 2,080,092    301,345
   Gujarat Alkalies & Chemicals, Ltd......................   140,126    340,846
   Gujarat Ambuja Exports, Ltd............................    53,836     22,112
   Gujarat Fluorochemicals, Ltd...........................   156,927    957,617
   Gujarat Gas Co., Ltd...................................   192,163  1,066,160
   Gujarat Industries Power Co., Ltd......................    44,878     55,660
   Gujarat Mineral Development Corp., Ltd.................   374,530  1,464,124
   Gujarat Narmada Valley Fertilizers Co., Ltd............   203,908    307,709
   Gujarat NRE Coke, Ltd.................................. 1,359,957    459,291
   Gujarat State Fertilisers & Chemicals, Ltd.............   603,965    834,125
   Gujarat State Petronet, Ltd............................   734,688  1,024,599
   Gulf Oil Corp., Ltd....................................   118,401    195,397
  *GVK Power & Infrastructure, Ltd........................ 3,866,606    903,426
  *Hathway Cable & Datacom, Ltd...........................   182,163    785,185
   Havells India, Ltd.....................................   202,899  2,168,029
   HCL Infosystems, Ltd...................................   625,558    489,844
   HEG, Ltd...............................................    63,423    269,348
  *HeidelbergCement India, Ltd............................   329,788    297,306
  *Hexa Tradex, Ltd.......................................    73,518     47,960
   Hexaware Technologies, Ltd............................. 1,209,540  2,512,008
  *Himachal Futuristic Communications, Ltd................ 2,651,709    527,369
   Hinduja Global Solutions, Ltd..........................    35,626    212,626
   Hinduja Ventures, Ltd..................................    36,075    314,815
  *Hindustan Construction Co., Ltd........................ 1,799,218    567,028
  *Hindustan Oil Exploration Co., Ltd.....................   189,536    353,849
   Honeywell Automation India, Ltd........................    10,066    503,404
  *Hotel Leelaventure, Ltd................................   536,623    295,515
  *Housing Development & Infrastructure, Ltd.............. 1,358,320  2,402,631
   HSIL, Ltd..............................................    72,596    160,309
   HT Media, Ltd..........................................    80,932    153,974
  *ICRA, Ltd..............................................     1,534     39,004
   India Cements, Ltd.....................................   955,552  1,694,348
   India Infoline, Ltd....................................   887,635  1,138,553
   Indiabulls Financial Services, Ltd.....................   357,294  1,643,091
   Indian Bank............................................   153,164    476,990
   Indian Hotels Co., Ltd................................. 1,875,878  2,184,318
   Indian Overseas Bank...................................   879,677  1,165,096
   Indo Rama Synthetics (India), Ltd......................    82,034     37,451
   Indoco Remedies, Ltd...................................    92,250    110,374
   Indraprastha Gas, Ltd..................................   320,817  1,530,756
   IndusInd Bank, Ltd.....................................   108,813    731,760
   Info Edge (India), Ltd.................................    87,014    572,488
   Infotech Enterprises, Ltd..............................   182,267    632,382
   ING Vysya Bank, Ltd....................................    21,126    179,733
   Ingersoll-Rand India, Ltd..............................    33,356    298,934
   Ipca Laboratories, Ltd.................................   282,189  2,404,786

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   IRB Infrastructure Developers, Ltd.....................   608,470 $1,371,182
  *IVRCL Infrastructures & Projects, Ltd.................. 1,362,161    999,346
   J.B. Chemicals & Pharmaceuticals, Ltd..................    31,979     40,739
   Jagran Prakashan, Ltd..................................   319,553    590,746
   Jai Corp., Ltd.........................................    13,886     14,485
  *Jain Irrigation Systems, Ltd........................... 1,123,832  1,362,887
   Jammu & Kashmir Bank, Ltd..............................   105,080  2,405,795
   Jaypee Infratech, Ltd.................................. 1,095,948    965,813
   JBF Industries, Ltd....................................   124,773    327,147
  *Jet Airways (India), Ltd...............................   159,407    991,258
   Jindal Drilling & Industries, Ltd......................    13,908     65,558
   Jindal Poly Films, Ltd.................................    90,006    336,111
   Jindal Saw, Ltd........................................   551,637  1,165,489
  *Jindal Stainless, Ltd..................................   275,537    337,179
   JK Cement, Ltd.........................................    80,243    375,447
   JK Lakshmi Cement, Ltd.................................   176,171    406,554
   JM Financial, Ltd...................................... 1,525,085    460,067
   JSW Energy, Ltd........................................    62,695     74,120
  *JSW ISPAT Steel, Ltd................................... 3,544,973    648,092
  *Jubilant Foodworks, Ltd................................    45,893  1,079,070
   Jubilant Organosys, Ltd................................   222,295    916,617
   Jyothy Laboratories, Ltd...............................   278,070    913,514
   Kajaria Ceramics, Ltd..................................   113,245    446,463
   Kakinada Fertilizers, Ltd..............................   632,948    131,896
   Kalpataru Power Transmission, Ltd......................    34,721     56,590
   Kansai Nerolac Paints, Ltd.............................     2,133     37,646
   Karnataka Bank, Ltd....................................   860,948  2,158,530
   Karur Vysya Bank, Ltd..................................   159,651  1,373,977
  *Karuturi Global, Ltd...................................   408,138     33,704
   Kaveri Seed Co., Ltd...................................    16,079    327,877
   KEC International, Ltd.................................   348,094    410,797
   Kesoram Industries, Ltd................................    56,319    152,805
   Kewal Kiran Clothing, Ltd..............................     1,598     20,598
   Kirloskar Brothers, Ltd................................       817      2,251
   Kirloskar Industries, Ltd..............................     8,177     47,883
   Kirloskar Oil Engines, Ltd.............................   218,179    772,220
   KPIT Cummins Infosystems, Ltd..........................   339,910    786,135
   KSB Pumps, Ltd.........................................    31,790    135,582
  *KSK Energy Ventures, Ltd...............................    39,524     44,898
   Lakshmi Machine Works, Ltd.............................    13,190    504,704
  *Lanco Infratech, Ltd................................... 2,883,805    636,422
   Madras Cements, Ltd....................................   273,238  1,028,606
  *Mahanagar Telephone Nigam, Ltd.........................   782,757    381,114
   Maharashtra Scooters, Ltd..............................     3,473     23,754
   Maharashtra Seamless, Ltd..............................   107,476    659,511
   Mahindra & Mahindra Financial Services, Ltd............   100,699  1,617,997
   Mahindra Holidays & Resorts India, Ltd.................     7,323     37,298
   Mahindra Lifespace Developers, Ltd.....................    49,080    369,836
  *Man Infraconstruction, Ltd.............................    26,686     88,730
   Mandhana Industries, Ltd...............................    29,389    128,630
   Marico, Ltd............................................   514,259  2,006,133
  *MAX India, Ltd.........................................   562,020  2,522,032
   McLeod Russel (India), Ltd.............................   228,565  1,287,903
  *Mercator Lines, Ltd....................................   649,167    254,474
  *Merck, Ltd.............................................    20,801    239,595
   MindTree, Ltd..........................................    53,931    656,849
   MOIL, Ltd..............................................    88,839    402,938
   Monnet Ispat, Ltd......................................    84,484    460,569
   Monsanto India, Ltd....................................    26,377    304,329
   Motherson Sumi Systems, Ltd............................   942,232  2,739,875
  *Motilal Oswal Financial Services, Ltd..................    18,723     41,447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   Mphasis, Ltd...........................................   134,399 $  968,568
   MRF, Ltd...............................................     6,556  1,236,646
   Nagarjuna Construction Co., Ltd........................ 1,064,726    862,434
  *Nagarjuna Oil Refinery, Ltd............................   575,408     57,521
   Nahar Capital & Financial Services, Ltd................    10,494      9,148
   Nahar Poly Films, Ltd..................................    28,311     11,487
   Natco Pharma, Ltd......................................    62,273    432,855
   Nava Bharat Ventures, Ltd..............................    13,117     43,576
   Navneet Publications India, Ltd........................   272,516    295,562
   NESCO, Ltd.............................................    29,209    368,970
   NIIT Technologies, Ltd.................................   198,527  1,081,978
   NIIT, Ltd..............................................   167,888    103,593
   Nitin Fire Protection Industries, Ltd..................   499,985    616,943
   Noida Toll Bridge Co., Ltd.............................   180,315     84,398
   Oberoi Realty, Ltd.....................................     5,185     26,383
   OCL India, Ltd.........................................    51,578    149,127
  *OMAXE, Ltd.............................................   302,896    881,048
   Opto Circuits India, Ltd...............................   489,236  1,093,174
   Orchid Chemicals & Pharmaceuticals, Ltd................   137,657    266,098
   Orient Paper & Industries, Ltd.........................   284,026    403,265
   Oriental Bank of Commerce..............................   301,950  1,731,868
   Orissa Minerals Development Co., Ltd...................     9,760    787,404
  *Oswal Chemical & Fertilizers, Ltd......................    29,723     16,632
   Page Industries, Ltd...................................     8,896    552,444
  *Panacea Biotec, Ltd....................................    33,715     66,560
   Pantaloon Retail India, Ltd............................     2,575      8,516
  *Parsvnath Developers, Ltd..............................   446,760    305,160
   Peninsula Land, Ltd....................................   196,077    265,519
   Persistent Systems, Ltd................................    19,797    175,480
   Petronet LNG, Ltd......................................   276,925    860,918
   Pfizer, Ltd............................................    11,684    247,178
   Phoenix Mills, Ltd.....................................    92,407    343,539
   Pidilite Industries, Ltd...............................   856,406  3,063,555
  *Pipavav Defence & Offshore Engineering Co., Ltd........ 1,077,246  1,577,662
   Piramal Enterprises, Ltd...............................   237,828  2,184,327
  *Plethico Pharmaceuticals, Ltd..........................    50,065    229,022
   Polaris Financial Technology, Ltd......................   125,423    278,154
   Praj Industries, Ltd...................................   112,064     94,058
   Prakash Industries, Ltd................................    15,110     14,062
   Prestige Estates Projects, Ltd.........................    91,900    266,041
  *Prime Focus, Ltd.......................................    93,405     83,221
   Prism Cement, Ltd......................................   530,226    546,461
   Proctor & Gamble Hygiene & Health Care, Ltd............     2,985    136,763
   PTC (India), Ltd....................................... 1,029,885  1,214,036
  *PTC India Financial Services, Ltd......................   127,153     35,019
   Punj Lloyd, Ltd........................................ 1,156,124  1,078,370
   Punjab & Sind Bank.....................................   142,243    170,152
   Radico Khaitan, Ltd....................................   344,454    767,571
   Rain Commodities, Ltd..................................   417,422    300,386
   Rajesh Exports, Ltd....................................   106,849    241,872
   Rallis India, Ltd......................................   381,154  1,007,057
   Raymond, Ltd...........................................   198,416  1,407,691
   Redington India, Ltd...................................   569,553    855,490
   REI Agro, Ltd.......................................... 2,693,851    510,010
  *REI Six Ten Retail, Ltd................................   159,806     11,374
   Rolta (India), Ltd.....................................   548,321    659,018
   Ruchi Soya Industries, Ltd.............................   516,585    636,614
  *S Mobility, Ltd........................................    70,822     51,492
   Sadbhav Engineering, Ltd...............................   109,117    294,501
   Sanofi India, Ltd......................................    24,044    993,560
  *Sanwaria Agro Oils, Ltd................................    86,525     64,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
  *Satyam Computer Services, Ltd.......................... 1,448,406 $2,938,345
   Schneider Electric Infrastructure, Ltd.................   184,541    311,621
  *SEAMEC, Ltd............................................     8,256     13,947
  *Shasun Pharmaceuticals, Ltd............................    66,364    182,480
  *Shipping Corp. of India, Ltd...........................   841,621    790,654
   Shiv-Vani Oil & Gas Exploration Services, Ltd..........     1,193      2,888
   Shoppers Stop, Ltd.....................................   126,444  1,012,739
   Shree Cement, Ltd......................................    17,365  1,358,006
   Shree Renuka Sugars, Ltd............................... 1,992,569  1,160,306
   Simplex Infrastructures, Ltd...........................     1,045      3,944
   Sintex Industries, Ltd.................................   889,996  1,059,749
  *SITI Cable Network, Ltd................................   214,796     82,435
   SJVN, Ltd..............................................   198,665     73,754
   SKF (India), Ltd.......................................    72,466    870,695
   Sobha Developers, Ltd..................................   255,673  1,696,963
   Solar Industries India, Ltd............................    15,578    282,454
   South Indian Bank, Ltd................................. 1,981,190    848,547
   SREI Infrastructure Finance, Ltd.......................   297,648    151,404
   SRF, Ltd...............................................   101,277    419,167
   State Bank of Bikaner & Jaipur.........................    56,517    396,989
  *Sterling Biotech, Ltd..................................   305,767     30,759
   Sterlite Technologies, Ltd.............................   413,985    229,145
   Strides Arcolab, Ltd...................................   225,600  3,730,557
   Styrolution ABS India, Ltd.............................    23,441    279,163
  *Sun Pharma Advanced Research Co., Ltd..................   423,174    763,974
   Sundaram Finance, Ltd..................................    17,281    293,686
  *Sundaram Investment, Ltd...............................     3,890     10,087
   Sundaram-Clayton, Ltd..................................     3,890     22,503
   Sundram Fastners, Ltd..................................   306,501    272,288
   Supreme Industries, Ltd................................   130,761    706,976
   Supreme Petrochem, Ltd.................................   112,393    117,027
   Surana Industries, Ltd.................................    14,879     38,659
  *Suzlon Energy, Ltd..................................... 3,471,114  1,011,366
   Swaraj Engines, Ltd....................................     3,100     24,609
   Syndicate Bank.........................................   700,985  1,525,753
   Tata Chemicals, Ltd....................................   116,319    683,237
   Tata Communications, Ltd...............................   335,937  1,515,496
  #Tata Communications, Ltd. ADR..........................    92,938    822,501
   Tata Elxsi, Ltd........................................    51,574    208,489
   Tata Investment Corp., Ltd.............................    38,471    316,258
   Tata Tea, Ltd.......................................... 1,271,119  3,508,352
  *Tata Teleservices Maharashtra, Ltd..................... 2,003,794    400,629
   Tech Mahindra, Ltd.....................................    86,951  1,533,714
  *Techno Electric & Engineering Co., Ltd.................    15,540     58,006
   Texmaco Rail & Engineering, Ltd........................   155,901    178,431
   Thermax India, Ltd.....................................   122,976  1,339,232
   Time Technoplast, Ltd..................................    90,263     76,256
   Timken India, Ltd......................................    42,048    149,991
   Titagarh Wagons, Ltd...................................    17,656    107,554
   Torrent Pharmaceuticals, Ltd...........................   139,005  1,738,480
   Torrent Power, Ltd.....................................   111,188    316,404
   Trent, Ltd.............................................    36,504    750,979
   Triveni Turbine, Ltd...................................   146,168    149,696
   TTK Prestige, Ltd......................................    20,253  1,201,040
   Tube Investments of India, Ltd.........................   368,027  1,182,249
  *Tulip IT Services, Ltd.................................    73,866     50,851
   TVS Motor Co., Ltd..................................... 1,228,130    875,761
   UCO Bank...............................................   765,697  1,031,326
   Uflex, Ltd.............................................    11,351     21,229
   Unichem Laboratories, Ltd..............................   174,457    617,742
  *Unitech, Ltd........................................... 7,368,179  3,146,017

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
  *United Bank of India...............................     290,520 $    340,342
   United Phosphorus, Ltd.............................   1,095,227    2,309,981
  *Usha Martin, Ltd...................................     514,903      276,118
  *Vardhman Special Steels, Ltd.......................      15,258        9,303
   Vardhman Textiles, Ltd.............................      76,291      350,839
   Vesuvius India, Ltd................................       1,802       11,354
  *V-Guard Industries, Ltd............................      28,075      229,254
   Videocon Industries, Ltd...........................     440,953    1,398,409
   Vijaya Bank, Ltd...................................     663,648      660,431
   VIP Industries, Ltd................................     149,430      226,593
   Voltas, Ltd........................................     809,977    1,658,785
   VST Industries, Ltd................................      13,177      428,712
   WABCO India, Ltd...................................       8,387      248,553
   Welspun Corp., Ltd.................................     646,946    1,165,572
  *Wockhardt, Ltd.....................................      78,177    2,183,137
   Wyeth, Ltd.........................................      38,992      628,337
  *Zee Learn, Ltd.....................................      57,229       29,766
   Zensar Technologies, Ltd...........................     100,258      428,278
  *Zuari Agro Chemicals, Ltd..........................      42,970      267,030
   Zuari Global, Ltd..................................      42,970       96,531
   Zydus Wellness, Ltd................................      53,022      432,105
   Zylog Systems, Ltd.................................      63,881      177,437
                                                                   ------------
TOTAL INDIA...........................................              272,539,401
                                                                   ------------
INDONESIA -- (4.3%)
  *PT Lippo Cikarang Tbk..............................     989,000      381,598
   PT Ace Hardware Indonesia Tbk......................     899,000      653,350
   PT Adhi Karya Persero Tbk..........................   4,865,500      712,613
  *PT Agis Tbk........................................  12,930,500      584,190
   PT Agung Podomoro Land Tbk.........................  16,715,500      631,346
   PT AKR Corporindo Tbk..............................  12,350,700    5,690,078
  *PT Alam Sutera Realty Tbk..........................  51,369,500    3,085,258
   PT Aneka Tambang Persero Tbk.......................  20,265,000    2,688,689
   PT Asahimas Flat Glass Tbk.........................     983,000      796,310
   PT Astra Graphia Tbk...............................   1,904,000      276,521
  *PT Bakrie & Brothers Tbk........................... 319,498,500    1,295,672
   PT Bakrie Sumatera Plantations Tbk.................  58,132,000      716,612
  *PT Bakrie Telecom Tbk..............................  87,585,398      546,117
  *PT Bakrieland Development Tbk...................... 204,925,750    1,378,760
   PT Bank Bukopin Tbk................................  22,426,666    1,484,690
  *PT Bank Pan Indonesia Tbk..........................   7,399,000      560,022
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
    Tbk...............................................  10,678,500    1,216,464
   PT Bank Tabungan Negara Persero Tbk................  14,634,712    2,303,348
  *PT Barito Pacific Tbk..............................   9,296,000      481,925
  *PT Benakat Petroleum Energy Tbk....................  26,180,000      483,659
  *PT Berau Coal Energy Tbk...........................  12,182,000      278,543
  *PT Berlian Laju Tanker Tbk.........................  35,106,366           --
   PT Bhakti Investama Tbk............................ 103,922,400    5,917,040
   PT Bisi International Tbk..........................   7,499,000      832,026
  *PT Borneo Lumbung Energi & Metal Tbk...............   8,237,000      528,283
  *PT Budi Acid Jaya Tbk..............................   5,947,000       87,167
  *PT Bumi Resources Minerals Tbk.....................   7,618,000      343,199
   PT Bumi Serpong Damai Tbk..........................  30,256,200    3,877,388
  *PT BW Plantation Tbk...............................   8,541,000    1,276,109
  *PT Central Proteinaprima Tbk.......................  21,920,000       76,452
   PT Chandra Asri Petrochemical Tbk..................      13,500        3,608
   PT Charoen Pokphand Indonesia Tbk..................  10,683,000    3,459,008
   PT Ciputra Development Tbk.........................  48,487,080    3,414,701
   PT Ciputra Property Tbk............................   8,242,500      564,379
   PT Ciputra Surya Tbk...............................   4,670,500      847,584
   PT Citra Marga Nusaphala Persada Tbk...............   8,433,000    2,034,527

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ----------- ----------
INDONESIA -- (Continued)
   PT Clipan Finance Indonesia Tbk.....................   1,482,000 $   61,437
  *PT Darma Henwa Tbk..................................  72,303,600    374,669
  *PT Davomas Adabi Tbk................................  37,629,500    195,885
  *PT Delta Dunia Makmur Tbk...........................  25,748,000    468,977
  *PT Energi Mega Persada Tbk.......................... 175,439,000  1,650,305
   PT Ever Shine Textile Tbk...........................   3,654,640     60,498
  *PT Exploitasi Energi Indonesia Tbk..................   6,807,500    254,261
   PT Fajar Surya Wisesa Tbk...........................       5,000      1,263
   PT Gajah Tunggal Tbk................................   8,244,000  1,856,863
  *PT Garda Tujuh Buana Tbk............................      61,500     24,971
  *PT Garuda Indonesia Persero Tbk.....................  18,790,000  1,346,669
   PT Global Mediacom Tbk..............................  19,838,000  4,686,984
   PT Gozco Plantations Tbk............................  11,983,200    267,311
  *PT Hanson International Tbk.........................  18,249,500    426,665
   PT Harum Energy Tbk.................................   4,330,500  2,421,773
  *PT Hexindo Adiperkasa Tbk...........................   1,108,000    821,208
   PT Holcim Indonesia Tbk.............................   9,852,500  3,324,619
  *PT Indah Kiat Pulp & Paper Corp. Tbk................  10,970,500  1,115,860
   PT Indika Energy Tbk................................   8,123,500  1,303,911
  *PT Indomobil Sukses Internasional Tbk...............   3,826,000  2,015,654
   PT Indorama Synthetics Tbk..........................     485,000     76,013
  *PT Inovisi Infracom Tbk.............................     194,700    126,536
   PT Intiland Development Tbk.........................  22,418,032    732,490
   PT Japfa Comfeed Indonesia Tbk......................   4,380,500  2,218,186
   PT Jaya Real Property Tbk...........................   1,967,500    563,313
  *PT Kawasan Industri Jababeka Tbk....................  95,760,000  2,031,528
  *PT Krakatau Steel Persero Tbk.......................   4,611,000    334,947
   PT Lippo Karawaci Tbk...............................  78,560,312  7,581,188
  *PT Malindo Feedmill Tbk.............................   4,277,000    727,930
   PT Matahari Putra Prima Tbk.........................   9,979,628  1,565,641
   PT Mayorah Indah Tbk................................   2,535,500  6,225,811
   PT Medco Energi Internasional Tbk...................   7,612,000  1,247,477
   PT Media Nusantara Citra Tbk........................  15,695,985  4,603,064
   PT Mitra Adiperkasa Tbk.............................   5,442,000  3,696,014
  *PT Mitra International Resources Tbk................   6,855,000    106,340
  *PT Modern Internasional Tbk.........................      91,000      6,982
   PT Multistrada Arah Sarana Tbk......................   6,255,000    243,093
  *PT Myoh Technology Tbk..............................     586,500     65,869
   PT Nippon Indosari Corpindo Tbk.....................     473,500    295,088
  *PT Nusantara Infrastructure Tbk.....................   5,654,500     99,742
   PT Pabrik Kertas Tjiwi Kimia Tbk....................     557,500    128,885
  *PT Pakuwon Jati Tbk.................................  70,747,200  2,053,570
   PT Pan Brothers Tbk.................................     207,000      9,027
  *PT Panasia Indo Resources Tbk.......................      79,000      2,509
  *PT Panin Financial Tbk..............................  79,117,500  1,091,611
   PT Panin Insurance Tbk..............................   6,780,000    378,212
   PT Pembangunan Perumahan Persero Tbk................   6,331,500    505,104
   PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk...............................................  12,771,000  3,077,269
  *PT Polaris Investama Tbk............................   2,730,500    387,611
  *PT Polychem Indonesia Tbk...........................   4,562,500    172,482
   PT Ramayana Lestari Sentosa Tbk.....................  17,032,000  1,960,439
   PT Resource Alam Indonesia Tbk......................   2,071,000    610,974
   PT Sampoerna Agro Tbk...............................   3,638,500    914,676
   PT Samudera Indonesia Tbk...........................     142,500     56,723
   PT Selamat Sempurna Tbk.............................   4,185,500  1,064,165
  *PT Sentul City Tbk.................................. 115,702,500  2,307,096
   PT Sinar Mas Agro Resources & Technology Tbk........   1,037,460    750,527
   PT Sinar Mas Multiartha Tbk.........................       3,500      1,655
   PT Summarecon Agung Tbk.............................  27,073,532  4,929,473
  *PT Sunson Textile Manufacturer Tbk..................   2,325,500     47,938
  *PT Surabaya Agung Industri Pulp & Kertas Tbk........      64,500      1,690

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
  *PT Surya Dumai Industri Tbk.........................  3,298,500 $         --
   PT Surya Semesta Internusa Tbk...................... 19,654,500    2,403,443
  *PT Suryainti Permata Tbk............................  7,252,000       67,197
  *PT Texmaco Jaya Tbk.................................     93,000       28,563
   PT Tiga Pilar Sejahtera Food Tbk.................... 10,096,000      942,106
   PT Timah Persero Tbk................................ 13,764,500    2,039,016
   PT Total Bangun Persada TbK.........................  6,019,500      449,342
  *PT Tower Bersama Infrastructure Tbk.................  4,208,000    2,185,668
  *PT Trada Maritime Tbk............................... 32,333,513    3,186,994
   PT Trias Sentosa Tbk................................ 38,725,600    1,225,734
  *PT Trimegah Securities Tbk..........................  9,741,000      119,186
  *PT Truba Alam Manunggal Engineering Tbk............. 21,316,500      110,966
   PT Tunas Baru Lampung Tbk...........................  9,083,500      480,022
   PT Tunas Ridean Tbk................................. 13,838,000    1,293,840
   PT Ultrajaya Milk Industry & Trading Co. Tbk........    390,000       51,004
   PT Unggul Indah Cahaya Tbk..........................     48,239       10,421
   PT Wijaya Karya Persero Tbk......................... 10,797,500    1,535,333
                                                                   ------------
TOTAL INDONESIA........................................             141,314,742
                                                                   ------------
ISRAEL -- (0.0%)
  *Alony Hetz Properties & Investments, Ltd............          1            3
   Beit Shemesh Engines Holdings, Ltd..................         --           --
   Delta-Galil Industries, Ltd.........................          1            7
  *Electra Real Estate, Ltd............................          1            2
  *Feuchtwanger Investments, Ltd.......................      4,200           13
  *Formula Systems (1985), Ltd.........................         --            3
  *Formula Vision Technologies, Ltd....................          1           --
  *Jerusalem Oil Exploration, Ltd......................         --            3
  *Knafaim Holdings, Ltd...............................     19,085       56,219
  *Metis Capital, Ltd..................................        919        1,070
  *Mivtach Shamir Holdings, Ltd........................     13,006      237,207
  *Naphtha Israel Petroleum Corp., Ltd.................          1            4
   Osem Investments, Ltd...............................          1           10
   Super-Sol, Ltd. Series B............................         --            1
                                                                   ------------
TOTAL ISRAEL...........................................                 294,542
                                                                   ------------
MALAYSIA -- (5.0%)
  *Adventa Berhad......................................      4,600        2,864
   Aeon Co. (M) Berhad.................................  1,009,700    4,133,867
   Aeon Credit Service M Berhad........................     46,800      183,296
   Affin Holdings Berhad...............................    929,300    1,031,644
  *Alam Maritim Resources Berhad.......................     67,200       15,939
   Amway (Malaysia) Holdings Berhad....................    396,700    1,580,802
   Ann Joo Resources Berhad............................    981,750      476,329
  *Anson Perdana Berhad................................     10,000          148
   APM Automotive Holdings Berhad......................    329,700      526,316
   Asas Dunia Berhad...................................    100,400       49,622
  *Benalec Holdings Berhad.............................  1,776,500      820,275
   Berjaya Assets Berhad...............................    810,100      238,378
   Berjaya Corp. Berhad................................ 12,830,500    2,690,490
   Berjaya Land Berhad.................................  3,734,000      993,215
   BIMB Holdings Berhad................................  1,896,600    1,881,657
   Bintulu Port Holdings Berhad........................     25,900       60,204
   BLD Plantation Berhad...............................      6,600       17,267
  *Bolton Berhad.......................................    689,430      182,086
  *Bonia Corp. Berhad..................................     21,400       17,188
  *Boustead Heavy Industries Corp. Berhad..............      2,600        2,158
   Boustead Holdings Berhad............................    616,272    1,012,540
   Bursa Malaysia Berhad...............................  2,077,000    4,293,842
   Cahya Mata Sarawak Berhad...........................    859,300      938,095
   Carlsberg Brewery Berhad............................    769,300    3,306,189

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
  *Carotech Berhad........................................   230,650 $    1,514
   CB Industrial Product Holding Berhad...................   920,820    821,624
   Chemical Co. of Malaysia Berhad........................   443,200    190,165
   Chin Teck Plantations Berhad...........................    33,000     97,542
   CI Holdings Berhad.....................................    29,900      9,608
   Coastal Contracts Berhad...............................   639,866    400,206
   CSC Steel Holdings Berhad..............................   534,600    213,893
   Cycle & Carriage Bintang Berhad........................    15,000     13,708
   Daibochi Plastic & Packaging Industry Berhad...........    34,700     30,050
  *Datuk Keramik Holdings Berhad..........................    24,000         --
   Dayang Enterprise Holdings Berhad......................   835,231    621,352
   Dialog Group Berhad.................................... 4,126,992  3,244,741
   Dijaya Corp. Berhad....................................   579,500    201,589
   DRB-Hicom Berhad....................................... 4,781,100  3,880,149
   Dutch Lady Milk Industries Berhad......................   129,000  2,114,579
   Eastern & Oriental Berhad.............................. 3,813,700  2,046,994
   ECM Libra Financial Group Berhad....................... 1,372,801    400,058
   Encorp Berhad..........................................    55,200     10,405
   Eng Kah Corp. Berhad...................................    21,890     26,225
   Evergreen Fibreboard Berhad............................ 1,239,400    262,332
   Faber Group Berhad..................................... 1,012,500    484,319
   Far East Holdings Berhad...............................    61,500    146,302
  *Fountain View Development Berhad.......................   808,200         --
   Fraser & Neave Holdings Berhad.........................   190,500  1,237,331
   George Kent (Malaysia) Berhad..........................    34,200     10,948
   Glenealy Plantations Berhad............................     2,900      7,141
   Globetronics Technology Berhad.........................   587,560    290,730
   Glomac Berhad.......................................... 1,293,800    357,923
  *Golden Plus Holdings Berhad............................   216,000     74,458
   Goldis Berhad..........................................   524,250    345,654
  *Guan Chong Berhad......................................    76,500     47,664
   Guinness Anchor Berhad.................................   841,900  4,583,989
   GuocoLand (Malaysia) Berhad............................   719,200    185,278
   Hai-O Enterprise Berhad................................   398,680    290,210
   Hap Seng Consolidated Berhad........................... 3,960,240  2,114,803
   Hap Seng Plantations Holdings Berhad................... 1,014,300    977,865
   Hartalega Holdings Berhad..............................   859,800  1,314,592
  *Hiap Teck Venture Berhad...............................   220,800     36,182
  *Ho Wah Genting Berhad.................................. 3,176,000    327,213
   Hock Seng Lee Berhad................................... 1,070,416    554,026
   Hong Leong Industries Berhad...........................   605,900    932,942
  *Hovid Berhad...........................................   922,600     74,110
   Hunza Properties Berhad................................   446,200    223,695
   Hwang-DBS (Malaysia) Berhad............................   293,200    242,826
   IGB Corp. Berhad....................................... 4,943,755  3,948,960
  *IGB Real Estate Investment Trust....................... 1,240,638    537,637
   IJM Land Berhad........................................ 2,136,700  1,542,738
   IJM Plantations Berhad................................. 1,533,300  1,573,428
  *Inch Kenneth Kajang Rubber Berhad......................   252,900     60,835
  *Insas Berhad........................................... 1,724,481    226,182
   Integrated Logistics Berhad............................   260,515     78,500
   Integrax Berhad........................................    36,600     16,681
  *Iris Corp. Berhad...................................... 3,556,800    203,407
  *Jaks Resources Berhad.................................. 1,842,000    222,869
   Jaya Tiasa Holdings Berhad............................. 1,561,527  1,177,241
  *JCY International Berhad............................... 2,789,700    684,449
   JobStreet Corp. Berhad.................................    26,700     18,849
   JT International Berhad................................   554,100  1,235,751
   K & N Kenanga Holdings Berhad..........................   898,100    197,446
  *Karambunai Corp. Berhad................................ 4,654,100    181,880
   Keck Seng (Malaysia) Berhad............................   828,150  1,067,821

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
  *KFC Holdings (Malaysia) Berhad......................... 2,239,200 $2,860,980
   Kian Joo Can Factory Berhad............................ 1,305,480  1,014,161
   Kim Loong Resources Berhad.............................   284,960    211,195
  *Kinsteel Berhad........................................ 1,838,700    237,819
   KLCC Property Holdings Berhad..........................   926,400  1,804,626
  *KNM Group Berhad....................................... 4,458,150    780,660
   Kossan Rubber Industries Berhad........................   863,700    864,363
   KPJ Healthcare Berhad.................................. 2,493,850  4,934,436
   KrisAssets Holdings Berhad.............................   323,363    293,614
  *KSK Group Berhad....................................... 3,263,700    731,429
  *KSL Holdings Berhad....................................   730,166    340,537
  *KUB (Malaysia) Berhad.................................. 1,353,500    216,995
   Kulim (Malaysia) Berhad................................   960,700  1,577,380
  *Kumpulan Europlus Berhad............................... 1,280,200    440,386
  *Kumpulan Fima Berhad...................................   587,450    373,593
   Kumpulan Perangsang Selangor Berhad....................   597,200    189,784
   Kwantas Corp. Berhad...................................   390,200    254,231
  *Land & General Berhad.................................. 2,455,000    368,322
  *Landmarks Berhad.......................................   983,200    304,551
   Latexx Partners Berhad.................................   687,600    513,880
   LBS Bina Group Berhad.................................. 1,041,200    297,071
   Lingkaran Trans Kota Holdings Berhad...................   915,600  1,177,174
   Lingui Development Berhad..............................   266,600    142,584
  *Lion Corp. Berhad......................................   535,800     49,971
   Lion Industries Corp. Berhad........................... 2,379,000    826,423
   LPI Capital Berhad.....................................    82,980    382,270
   Mah Sing Group Berhad.................................. 1,906,840  1,403,046
   Malayan Flour Mills Berhad............................. 1,205,250    541,170
   Malaysia Building Society Berhad....................... 1,463,200  1,125,109
  *Malaysian Airlines System Berhad....................... 4,794,600  1,616,480
   Malaysian Bulk Carriers Berhad......................... 1,419,100    674,309
   Malaysian Pacific Industries Berhad....................   364,713    315,969
   Malaysian Resources Corp. Berhad....................... 7,860,749  4,522,320
  *Mancon Berhad..........................................    12,000      3,427
   Marco Holdings Berhad.................................. 1,304,500     66,113
  *Masterskill Education Group Berhad.....................   123,600     29,425
   MBM Resources Berhad...................................   781,196    870,820
  *Media Chinese International, Ltd.......................   995,000    537,528
   Media Prima Berhad..................................... 4,137,403  3,092,841
   Mega First Corp. Berhad................................   404,800    219,100
  *MEMS Technology Berhad................................. 1,917,000     37,761
  *MHC Plantations Berhad.................................    22,300      7,827
  *MK Land Holdings Berhad................................   775,500     94,729
   MKH Berhad.............................................   655,392    503,959
  *MNRB Holdings Berhad...................................   646,200    613,205
   Mudajaya Group Berhad..................................   922,766    807,377
   Muhibbah Engineering Berhad............................ 1,608,350    487,055
  *Mulpha International Berhad............................ 7,825,300  1,050,990
  *Multi-Purpose Holdings Berhad..........................   297,100    353,471
   My EG Services Berhad.................................. 1,619,100    413,564
   Naim Holdings Berhad...................................   691,100    450,554
   NCB Holdings Berhad.................................... 1,147,200  1,658,579
  *Nikko Electronics Berhad...............................    36,600        120
   Notion VTEC Berhad.....................................   688,216    232,245
   NTPM Holdings Berhad................................... 1,203,180    173,789
  *Nylex (Malaysia) Berhad................................   390,457     68,541
   Oriental Holdings Berhad...............................   204,200    522,167
   OSK Holdings Berhad.................................... 2,213,270  1,059,168
   P.I.E. Industrial Berhad...............................   140,100    203,798
   Padini Holdings Berhad................................. 2,134,000  1,432,905
   Panasonic Manufacturing (Malaysia) Berhad..............   157,184  1,134,196

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
  *Panglobal Berhad.......................................    14,000 $    8,687
   Paramount Corp. Berhad.................................   291,300    144,174
   PBA Holdings Berhad....................................   274,100     80,993
   Pelikan International Corp. Berhad.....................   768,519    188,739
  *Perdana Petroleum Berhad............................... 1,534,600    484,635
  *Perisai Petroleum Teknologi Berhad..................... 2,323,100    783,100
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad......     5,000      5,249
   PJ Development Holdings Berhad......................... 1,247,700    329,208
   POS (Malaysia) Berhad.................................. 1,697,600  1,679,724
   Press Metal Berhad.....................................   928,900    529,835
  *Prime Utilities Berhad.................................     3,000         89
   Protasco Berhad........................................   575,600    173,637
  *Puncak Niaga Holding Berhad............................   744,520    323,812
   QL Resources Berhad.................................... 1,905,520  1,980,412
  *QSR Brands Berhad......................................   148,433    320,200
   RCE Capital Berhad..................................... 1,535,850    155,898
  *Rimbunan Sawit Berhad.................................. 1,151,400    354,293
   Salcon Berhad..........................................   749,400    108,132
  *Sapurakencana Petroleum Berhad......................... 3,394,424  2,788,923
   Sarawak Oil Palms Berhad...............................   279,360    571,000
   Sarawak Plantation Berhad..............................   106,600     91,214
   Scientex Berhad........................................   280,762    295,517
  *Scomi Group Berhad..................................... 5,612,000    752,310
   Selangor Dredging Berhad............................... 1,118,200    280,202
   Selangor Properties Berhad.............................   141,900    162,466
   Shangri-La Hotels (Malaysia) Berhad....................   240,000    333,421
   Shell Refining Co. Federation of Malaysia Berhad.......     7,900     22,801
   SHL Consolidated Berhad................................   277,400    104,784
   Southern Acids (Malaysia) Berhad.......................    41,000     32,892
  *SPK Sentosa Corp. Berhad...............................   130,200     12,396
  *SRI Hartemas Berhad....................................    65,000         --
   Star Publications (Malaysia) Berhad....................   712,900    732,365
   Subur Tiasa Holdings Berhad............................   386,085    286,831
  *Sunway Berhad.......................................... 2,682,570  2,072,667
   Supermax Corp. Berhad.................................. 2,989,400  1,978,238
   Suria Capital Holdings Berhad..........................   672,800    319,986
   Ta Ann Holdings Berhad.................................   886,608  1,104,515
   TA Enterprise Berhad................................... 5,362,200    895,573
   TA Global Berhad....................................... 3,284,040    274,255
   TAHPS Group Berhad.....................................     4,000      7,157
   Tan Chong Motor Holdings Berhad........................ 1,383,200  2,009,816
   Tasek Corp. Berhad.....................................    58,200    263,210
   TDM Berhad.............................................   483,800    561,573
  *TH Heavy Engineering Berhad............................ 2,725,000    526,184
   TH Plantations Berhad.................................. 1,087,500    823,463
   Three-A Resources Berhad...............................    11,100      4,257
  *Time Dotcom Berhad..................................... 1,821,888  2,087,921
   Time Engineering Berhad................................ 1,664,600    168,872
   Top Glove Corp. Berhad................................. 1,963,660  3,443,986
   Tradewinds (Malaysia) Berhad...........................   508,100  1,221,504
   Tradewinds Corp. Berhad................................   725,000    241,884
   Tradewinds Plantation Berhad...........................   318,700    446,739
   TRC Synergy Berhad.....................................   155,520     30,305
   TSH Resources Berhad................................... 1,490,700  1,162,951
   Uchi Technologies Berhad...............................   889,900    338,581
   Unico-Desa Plantations Berhad.......................... 1,853,775    772,095
   Unisem (Malaysia) Berhad............................... 2,627,090    875,311
   United Malacca Berhad..................................   391,050    918,704
   United Plantations Berhad..............................   508,900  4,203,840
  *UOA Development Berhad.................................   877,000    485,807
   VS Industry Berhad.....................................   344,026    169,144

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
   Wah Seong Corp. Berhad............................... 1,732,993 $    993,709
   WCT Berhad........................................... 2,987,300    2,701,264
  *Wellcall Holdings Berhad.............................    18,000       14,220
   Wing Tai (Malaysia) Berhad...........................   551,500      327,561
   WTK Holdings Berhad.................................. 1,574,800      541,214
   Yeo Hiap Seng (Malaysia) Berhad......................   164,560      191,688
   YNH Property Berhad..................................   918,198      573,348
   YTL e-Solutions Berhad............................... 3,485,600      834,548
  *YTL Land & Development Berhad........................ 1,050,700      333,482
   Zhulian Corp Berhad..................................   443,033      377,865
                                                                   ------------
TOTAL MALAYSIA..........................................            162,803,488
                                                                   ------------
MEXICO -- (3.1%)
 #*Alsea S.A.B. de C.V.................................. 2,300,186    3,694,281
  #Arca Continental S.A.B. de C.V....................... 1,556,394   11,291,999
 #*Axtel S.A.B. de C.V.................................. 4,137,360      922,643
  *Banregio Grupo Financiero S.A.B. de C.V..............   171,188      679,706
  *Bio Pappel S.A.B. de C.V.............................    87,067       85,046
   Bolsa Mexicana de Valores S.A. de C.V................ 1,947,055    4,312,250
  #Cia Minera Autlan S.A.B. de C.V. Series B............   402,599      398,479
  #Compartamos S.A.B. de C.V............................ 3,957,362    5,295,019
 #*Consorcio ARA S.A.B. de C.V. Series *................ 4,323,189    1,356,981
  *Consorcio Hogar S.A.B. de C.V. Series B..............    50,193       10,733
  *Corporacion GEO S.A.B. de C.V. Series B.............. 2,649,410    3,180,749
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B.......................................   960,372      484,073
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V.
    Series B............................................     1,323          328
   Corporacion Moctezuma S.A.B. de C.V. Series *........   858,200    1,972,798
   Corporativo Fragua S.A.B. de C.V.....................         3           47
  *Corporativo GBM S.A.B. de C.V........................    26,419       13,316
 #*Desarrolladora Homex S.A.B. de C.V................... 1,235,743    2,730,262
 #*Desarrolladora Homex S.A.B. de C.V. ADR..............    38,266      507,024
  *Empaques Ponderosa S.A. de C.V. Series B.............   206,000       14,159
 #*Empresas ICA S.A.B. de C.V........................... 1,729,536    3,718,225
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR............   626,760    5,415,206
 #*Financiera Independencia S.A.B. de C.V...............   215,935       66,624
 #*Genomma Lab Internacional S.A.B. de C.V. Series B.... 4,371,954    8,714,526
 #*Gruma S.A.B. de C.V. ADR.............................    33,070      383,612
  *Gruma S.A.B. de C.V. Series B........................ 1,253,434    3,647,154
 #*Grupo Aeromexico S.A.B. de C.V.......................   274,987      429,680
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V... 491,270 1,167,957 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR................................................     3,642       70,181
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.. 11,942 568,678 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B...........................................   624,635    2,998,191
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 16,100 1,554,777 Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Series B...........................................   234,096    2,270,520
  *Grupo Cementos de Chihuahua S.A.B. de C.V............   822,000    2,780,386
 #*Grupo Famsa S.A.B. de C.V. Series A.................. 1,085,351    1,284,782
   Grupo Herdez S.A.B. de C.V. Series *.................   809,116    2,193,029
   Grupo Industrial Maseca S.A.B. de C.V. Series B......   578,600      695,522
   Grupo Industrial Saltillo S.A.B. de C.V..............   165,733      296,811
   Grupo Kuo S.A.B. de C.V. Series B....................   297,061      626,610
   Grupo Nutrisa S.A.B. de C.V..........................        88          477
  *Grupo Pochteca S.A.B. de C.V......................... 1,119,594      386,480
  *Grupo Posadas S.A.B. de C.V. Series L................   198,900      240,005
  *Grupo Qumma S.A. de C.V. Series B....................   105,334        1,448
 #*Grupo Simec S.A. de C.V. Series B....................   597,774    2,388,083
  *Grupo Simec S.A. de C.V. Sponsored ADR...............     4,051       49,179
  *Grupo Sports World S.A.B. de C.V.....................    13,430       15,528
  #Industrias Bachoco S.A.B. de C.V. Series B...........   258,048      545,105
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     6,571      165,918
  *Industrias CH S.A.B. de C.V. Series B................ 1,217,718    7,066,931

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
  *Inmuebles Carso S.A.B. de C.V. Series B-1..........     340,447 $    264,422
  *Megacable Holdings S.A.B. de C.V...................     173,130      440,295
 #*OHL Mexico S.A.B. de C.V...........................     817,889    1,361,691
  *Promotora y Operadora de Infraestructura S.A.B. de
    C.V...............................................     838,891    4,356,544
  *Qualitas Controladora S.A.B. de C.V................      12,200       18,169
  *Sanluis Rassini S.A.P.I. de C.V. Series A..........       3,300           --
  *Sanluis Rassini S.A.P.I. de C.V. Series B..........       4,642           --
  *Sanluis Rassini S.A.P.I. de C.V. Series C..........       4,642           --
  *Savia S.A. de C.V. Series A........................     610,700       37,312
   TV Azteca S.A.B. de C.V............................   6,952,715    4,359,385
  *Urbi Desarrollos Urbanos S.A.B. de C.V.............   2,371,991    1,480,004
  *Vitro S.A.B. de C.V. Series A......................     736,702    1,068,426
                                                                   ------------
TOTAL MEXICO..........................................              100,077,766
                                                                   ------------
PHILIPPINES -- (1.8%)
   A. Soriano Corp....................................   3,430,211      412,708
   Aboitiz Equity Ventures, Inc.......................   1,737,030    2,032,744
   Alsons Consolidated Resources, Inc.................   3,263,000      111,720
  *Atlas Consolidated Mining & Development............   2,598,700    1,120,528
  *Belle Corp.........................................  16,036,900    2,089,164
  *Cebu Air, Inc......................................     799,120    1,109,509
   Cebu Holdings, Inc.................................   3,291,900      393,128
   China Banking Corp.................................     323,270      414,815
   EEI Corp...........................................     532,300      114,937
  *Empire East Land Holdings, Inc.....................  13,528,000      324,941
   Filinvest Development Corp.........................  13,970,922    1,521,329
   Filinvest Land, Inc................................  72,127,577    2,553,026
  *First Gen Corp.....................................   4,412,400    2,392,685
   First Philippines Holdings Corp....................   1,527,600    3,202,184
   Ginebra San Miguel, Inc............................     999,000      437,645
  *Global Estate Resorts, Inc.........................   7,760,000      357,954
   House of Investments, Inc..........................     100,000       14,105
   International Container Terminal Services, Inc.....     717,048    1,234,376
   Jollibee Foods Corp................................     913,448    2,343,828
  *Lepanto Consolidated Mining Co. Series B...........  22,365,000      645,109
   Lopez Holdings Corp................................   8,021,700    1,060,746
   Macroasia Corp.....................................     447,500       29,769
  *Manila Mining Corp. Series B....................... 144,762,500      214,029
   Manila Water Co., Inc..............................   2,838,200    1,997,199
   Megaworld Corp.....................................  42,309,000    2,510,293
  *Metro Pacific Corp. Series A.......................   1,827,193       92,258
   Metro Pacific Investments Corp.....................  22,626,000    2,270,330
  *Pepsi-Cola Products Philippines, Inc...............   4,387,000      574,878
  *Philex Petroleum Corp..............................     179,700      111,107
  *Philippine Bank of Communications..................      14,726       26,943
  *Philippine National Bank...........................   1,243,335    2,173,515
  *Philippine National Construction Corp..............     173,000       20,578
   Philippine Savings Bank............................     356,863      744,908
   Philippine Stock Exchange, Inc.....................      79,730      715,992
  *Philippine Townships, Inc..........................     318,732       36,751
   Philodrill Corp.................................... 220,000,000      224,213
  *Philtown Properties, Inc...........................     111,562        4,171
   PhilWeb Corp.......................................   1,898,640      644,835
   Phinma Corp........................................     135,549       35,137
   RFM Corp...........................................   8,590,268      844,211
   Rizal Commercial Banking Corp......................   1,126,100    1,253,837
   Robinson's Land Corp. Series B.....................   7,630,305    3,518,446
   Security Bank Corp.................................     984,610    3,865,737
  *Semirara Mining Corp...............................     312,750    1,661,821
   Shang Properties, Inc..............................   1,759,970      117,768
   SM Development Corp................................  17,568,317    2,658,927

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
  *Southeast Asia Cement Holdings, Inc..................  8,621,000 $   537,047
   Union Bank of Philippines............................    581,230   1,510,412
  *Universal Rightfield Property Holdings, Inc..........  1,062,000         722
   Universal Robina Corp................................  2,100,475   3,663,069
   Vista Land & Lifescapes, Inc......................... 13,556,000   1,578,335
  *Yehey! Corp..........................................     29,670          --
                                                                    -----------
TOTAL PHILIPPINES.......................................             57,524,419
                                                                    -----------
POLAND -- (1.5%)
   Agora SA.............................................    207,049     551,090
  *Alchemia SA..........................................    261,604     422,556
  *AmRest Holdings SE...................................     48,333   1,192,257
   Apator SA............................................     38,625     359,693
   Asseco Poland SA.....................................    379,007   4,748,949
  *ATM SA...............................................     57,593     150,160
   ATM Systemy Informatyczne SA.........................     49,983      17,456
  *Bioton SA............................................ 10,026,087     282,633
  *Boryszew SA..........................................  8,149,922   1,352,937
   Budimex SA...........................................     53,091     901,594
  *CD Projekt Red SA....................................    477,157     789,299
  *Ciech SA.............................................    176,603   1,176,460
  *Cinema City International NV.........................     41,638     399,019
  *City Interactive SA..................................     25,647     181,539
   ComArch SA...........................................      1,416      31,514
   Debica SA............................................     29,862     476,879
   Dom Development SA...................................      4,673      42,737
  *Dom Maklerski IDM SA.................................     37,181       2,335
   Elektrobudowa SA.....................................      8,568     293,500
   Emperia Holding SA...................................     49,051     829,914
   Eurocash SA..........................................    223,804   2,746,082
   Fabryki Mebli Forte SA...............................     48,823     173,087
  *Famur SA.............................................    220,704     326,704
  *Farmacol SA..........................................     50,868     432,397
  *Getin Holding SA.....................................  1,499,933   1,082,113
   Grupa Kety SA........................................     39,026   1,580,982
  *Grupa Lotos SA.......................................    341,609   3,609,524
  *Hawe SA..............................................    267,688     345,573
  *Impexmetal SA........................................    515,799     586,055
   Inter Cars SA........................................     14,871     415,339
   Koelner SA...........................................        800       2,273
  *Kopex SA.............................................    133,380     810,106
  *Kredyt Bank SA.......................................    177,872     864,695
  *LC Corp. SA..........................................      9,839       3,539
   LPP SA...............................................      2,011   2,485,825
   Lubelski Wegiel Bogdanka SA..........................    137,714   5,185,313
  *MCI Management SA....................................     30,766      45,812
  *MNI SA...............................................     37,046      17,976
  *Mostostal Warszawa SA................................     37,200     151,927
  *Netia SA.............................................  1,355,780   2,467,755
   NG2 SA...............................................     56,591   1,040,741
   Orbis SA.............................................    130,535   1,456,603
   Pelion SA............................................     36,136     296,290
  *Pfleiderer Grajewo SA................................     22,957      80,398
  *Pol-Aqua SA..........................................      1,485       1,734
  *Polimex-Mostostal SA.................................  2,699,832     475,671
  *Polnord SA...........................................     70,941     276,528
  *Polski Koncern Miesny Duda SA........................    719,202      92,659
  *PZ Cormay SA.........................................     93,401     348,533
  *Qumak-Sekom SA.......................................        894       2,600
  *Raciborska Fabryka Kotlow SA.........................    234,071     640,119
  *Rovese SA............................................    491,968     370,508

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
POLAND -- (Continued)
  *Stalexport SA........................................    109,683 $    38,858
  *Stalprodukt SA.......................................      8,713     502,893
  *Sygnity SA...........................................     46,479     174,035
   Synthos SA...........................................    898,855   1,498,884
   TVN SA...............................................    716,211   1,570,061
   Warsaw Stock Exchange SA.............................     88,374   1,038,829
   Zaklady Azotowe Pulawy SA............................     26,539     993,249
  *Zaklady Azotowe w Tarnowie-Moscicach SA..............      2,314      34,910
  *Zaklady Chemiczne Police SA..........................     21,364      72,612
  *Zaklady Lentex SA....................................    121,070     182,479
   Zaklady Tluszcowe Kruszwica SA.......................      4,938      40,360
   Zelmer SA............................................      4,811      47,214
                                                                    -----------
TOTAL POLAND............................................             48,812,366
                                                                    -----------
SOUTH AFRICA -- (7.9%)
   Acucap Properties, Ltd...............................    184,773     947,411
   Adcock Ingram Holdings, Ltd..........................    846,657   5,635,190
   Adcorp Holdings, Ltd.................................    275,666     960,064
   Advtech, Ltd.........................................  1,408,898     921,258
   AECI, Ltd............................................    547,971   4,647,917
   Afgri, Ltd...........................................  1,287,216     777,483
   African Oxygen, Ltd..................................    787,278   1,770,461
  *AG Industries, Ltd................................... 32,496,618      74,958
   Allied Electronics Corp., Ltd........................    192,133     482,882
   Allied Technologies, Ltd.............................    194,422     898,549
  *ArcelorMittal South Africa, Ltd......................    132,917     512,413
   Argent Industrial, Ltd...............................     37,236      25,829
  #Astral Foods, Ltd....................................    192,472   2,127,131
   Aveng, Ltd...........................................  2,057,732   7,365,511
   AVI, Ltd.............................................  1,505,301   9,947,350
   Barloworld, Ltd......................................    854,276   6,922,746
  *Basil Read Holdings, Ltd.............................    225,857     256,515
  *Bell Equipment, Ltd..................................    158,539     365,606
   Blue Label Telecoms, Ltd.............................  1,705,489   1,334,277
   Brait SE.............................................    647,373   2,544,170
   Business Connexion Group, Ltd........................  1,436,866     811,955
  #Capitec Bank Holdings, Ltd...........................    163,600   3,635,373
   Cashbuild, Ltd.......................................    116,121   2,007,694
   Caxton & CTP Publishers & Printers, Ltd..............     36,508      69,627
   Ceramic Industries, Ltd..............................     31,493     453,944
   Cipla Medpro South Africa, Ltd.......................  2,107,539   1,826,438
   City Lodge Hotels, Ltd...............................    192,784   2,048,194
   Clicks Group, Ltd....................................  1,482,749  10,352,580
  *Clover Industries, Ltd...............................    223,275     364,498
  *Consolidated Infrastructure Group, Ltd...............     20,853      31,683
   Coronation Fund Managers, Ltd........................  1,261,015   4,878,212
  *Corpgro, Ltd.........................................    241,136          --
   Cullinan Holdings, Ltd...............................    434,430      55,089
   Datacentrix Holdings, Ltd............................    642,400     306,092
   DataTec, Ltd.........................................    975,763   6,065,177
   Delta EMD, Ltd.......................................     61,447      40,510
   Distell Group, Ltd...................................    283,884   3,146,214
  *Distribution & Warehousing Network, Ltd..............    258,997     187,283
  *Dorbyl, Ltd..........................................    179,838      14,585
  #DRDGOLD, Ltd.........................................  2,010,416   1,437,040
   ElementOne, Ltd......................................    325,845     365,562
   EOH Holdings, Ltd....................................    448,755   1,913,002
   Eqstra Holdings, Ltd.................................    943,105     710,551
  *Evraz Highveld Steel & Vanadium, Ltd.................    147,791     288,405
   Famous Brands, Ltd...................................    210,023   1,704,942
  *Gijima Group, Ltd....................................  2,803,267     125,658

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
   Grindrod, Ltd......................................... 2,313,541 $ 3,947,209
   Group Five, Ltd.......................................   494,537   1,415,785
  *Holdsport, Ltd........................................    23,475     121,839
   Hudaco Industries, Ltd................................   189,971   2,367,073
  *Hulamin, Ltd..........................................   328,014     129,636
   Iliad Africa, Ltd.....................................   300,748     169,377
   Illovo Sugar, Ltd..................................... 1,322,089   4,826,097
  *JCI, Ltd.............................................. 3,131,151          --
  #JD Group, Ltd.........................................   983,807   5,252,231
   JSE, Ltd..............................................   471,088   3,815,821
   Kagiso Media, Ltd.....................................   116,149     268,282
  *Kap International Holdings, Ltd....................... 1,870,705     679,077
   Lewis Group, Ltd......................................   525,698   4,179,248
  *Litha Healthcare Group, Ltd...........................    46,892      23,275
   Mediclinic International, Ltd.........................   658,182   3,561,798
  *Merafe Resources, Ltd................................. 6,009,510     479,979
   Metair Investments, Ltd...............................   489,998   1,725,044
   Mpact, Ltd............................................   208,559     450,799
   Mr. Price Group, Ltd..................................   506,742   7,804,688
  *Murray & Roberts Holdings, Ltd........................ 2,783,531   6,981,927
  *Mustek, Ltd...........................................   784,364     516,906
  *Mvelaphanda Group, Ltd................................   607,754     146,777
   Mvelaserve, Ltd.......................................   144,333     144,375
   Nampak, Ltd........................................... 3,859,288  12,860,050
   Network Healthcare Holdings, Ltd...................... 1,145,560   2,368,201
   Northam Platinum, Ltd................................. 1,136,248   4,262,733
   Nu-World Holdings, Ltd................................    28,894      62,169
   Oceana Group, Ltd.....................................   236,995   1,637,382
  *Octodec Investments, Ltd..............................     4,248       8,900
   Omnia Holdings, Ltd...................................   227,872   3,362,270
   Palabora Mining Co., Ltd..............................    84,457     828,450
   Peregrine Holdings, Ltd...............................   614,892     773,635
   Petmin, Ltd........................................... 1,215,428     301,364
   Pinnacle Technology Holdings, Ltd.....................   732,843   1,436,837
  #Pioneer Foods, Ltd....................................   371,877   2,380,275
   PPC, Ltd.............................................. 3,061,791  10,222,236
   Premium Properties, Ltd...............................    34,094      64,826
   PSG Group, Ltd........................................   742,484   5,416,228
   Rainbow Chicken, Ltd..................................   128,455     191,189
   Raubex Group, Ltd.....................................   449,552     864,223
   Resilient Property Income Fund, Ltd................... 1,102,911   5,787,791
   Reunert, Ltd..........................................   945,660   8,334,441
  *Royal Bafokeng Platinum, Ltd..........................   146,719     942,933
  *Santam, Ltd...........................................   126,274   2,626,188
  *Sappi, Ltd............................................ 2,855,413   8,098,615
  *Sentula Mining, Ltd................................... 1,367,857     267,362
   Spar Group, Ltd. (The)................................   622,477   8,691,302
   Spur Corp., Ltd.......................................   472,394   1,197,562
   Stefanutti Stocks Holdings, Ltd.......................   432,875     502,162
   Sun International, Ltd................................   474,631   5,295,679
  *Super Group, Ltd...................................... 1,776,232   3,170,069
  *Telkom South Africa, Ltd.............................. 1,194,450   2,519,728
  *Times Media Group, Ltd................................    85,496     135,285
   Tongaat-Hulett, Ltd...................................   629,016   9,888,343
  *Trans Hex Group, Ltd..................................    91,401      33,280
   Trencor, Ltd..........................................   807,295   5,128,300
   Tsogo Sun Holdings, Ltd...............................    57,655     153,267
   Value Group, Ltd......................................   363,719     218,144
   Village Main Reef, Ltd................................   163,218      23,067
   Vukile Property Fund, Ltd.............................    85,171     167,144
  *Wesizwe Platinum, Ltd.................................   188,468      13,841

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
   Wilson Bayly Holme-Ovcon, Ltd........................   304,606 $  4,979,152
   Woolworths Holdings, Ltd.............................     2,818       21,281
   Zeder Investments, Ltd............................... 1,791,947      599,265
                                                                   ------------
TOTAL SOUTH AFRICA......................................            256,200,441
                                                                   ------------
SOUTH KOREA -- (13.8%)
 #*3S Korea Co., Ltd....................................   133,782    1,105,928
 #*Actoz Soft Co., Ltd..................................     8,832      300,088
  *Aekyung Petrochemical Co., Ltd.......................     5,759      312,078
 #*Agabang&Company......................................    89,798      768,570
 #*Ahnlab, Inc..........................................    17,412      994,004
   AK Holdings, Inc.....................................    10,238      209,798
  #Amorepacific Group...................................    10,111    4,358,324
  *Anapass, Inc.........................................    11,555      113,122
  #Asia Cement Co., Ltd.................................    11,586      610,099
 #*Asia Pacific Systems, Inc............................    79,193      486,711
   Asia Paper Manufacturing Co., Ltd....................     8,190      103,191
  *Asiana Airlines, Inc.................................   422,920    2,440,281
 #*AtlasBX Co., Ltd.....................................    19,328      599,355
 #*AUK Corp.............................................   199,140      387,714
  *Autech Corp..........................................    13,000       85,156
 #*Basic House Co., Ltd. (The)..........................    35,470      381,948
  *BH Co., Ltd..........................................    22,530      167,668
 #*BHI Co., Ltd.........................................    21,588      489,140
   Binggrae Co., Ltd....................................    22,631    2,459,789
 #*Bioland, Ltd.........................................    23,325      367,027
  *Biotoxtech Co., Ltd..................................     3,121       15,104
  *Bongshin Co., Ltd....................................        64           54
   Bookook Securities Co., Ltd..........................     7,410      119,278
  *Boryung Medience Co., Ltd............................     6,228       67,144
  #Boryung Pharmaceutical Co., Ltd......................    12,336      280,817
 #*Brain Technology Industries Co., Ltd.................   164,680      427,703
   BS Financial Group, Inc..............................   572,470    6,479,633
  #Bu Kwang Pharmaceutical Co., Ltd.....................    69,715    1,064,342
   BYC Co., Ltd.........................................       710      120,521
 #*Byucksan Corp........................................    97,000      184,199
  #Capro Corp...........................................   112,810    1,334,728
  *Celltrion Pharm, Inc.................................    10,537      166,940
 #*Chabio & Diostech Co., Ltd...........................   148,781    1,121,462
   Charm Engineering Co., Ltd...........................    42,800       75,280
 #*Cheil Worldwide, Inc.................................   380,705    7,332,746
  *Chemtronics Co., Ltd.................................     8,959      111,565
 #*Chin Hung International, Inc.........................   465,277      275,648
  *China Great Star International, Ltd..................    70,146       96,404
  #China Ocean Resources Co., Ltd.......................   174,610      616,933
  *Choa Pharmaceutical Co...............................    47,413      205,378
  #Chong Kun Dang Pharmaceutical Corp...................    47,332    1,505,004
 #*Choong Ang Vaccine Laboratory........................     4,530       55,431
   Chosun Refractories Co., Ltd.........................     2,777      161,180
  #CJ CGV Co., Ltd......................................    51,840    1,605,409
   CJ Corp..............................................    63,673    6,210,345
  *CJ E&M Corp..........................................    59,550    1,601,303
  *CJ Korea Express Co., Ltd............................    28,793    2,996,229
 #*CJ Seafood Corp......................................    60,610      171,991
 #*CNK International Co., Ltd...........................    41,424      218,137
   Cosmax, Inc..........................................    45,880    2,046,297
 #*CosmoAM&T Co., Ltd...................................    20,020       86,360
 #*Cosmochemical Co., Ltd...............................    42,160      370,648
  *Credu Corp...........................................     2,387      100,659
   Crown Confectionery Co., Ltd.........................     2,794      489,137
 #*CrucialTec Co., Ltd..................................    68,719      531,598

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
 #*CTC BIO, Inc.............................................  29,932 $  747,446
   Dae Dong Industrial Co., Ltd.............................  31,970    180,106
  #Dae Han Flour Mills Co., Ltd.............................   4,399    504,161
  *Dae Ho Corp..............................................     543         65
   Dae Won Kang Up Co., Ltd................................. 104,164    725,474
  *Dae Young Packaging Co., Ltd............................. 168,970    144,031
  *Daechang Co., Ltd........................................ 256,350    293,639
  #Daeduck Electronics Co., Ltd............................. 137,537  1,162,333
  #Daeduck GDS Co., Ltd.....................................  86,996    948,420
  #Daegu Department Store Co., Ltd..........................  31,060    387,358
  #Daehan Steel Co., Ltd....................................  49,990    416,084
  *Daehwa Pharmaceutical Co., Ltd...........................  10,568    102,535
 #*Dae-Il Corp..............................................  45,790    176,249
   Daekyo Co., Ltd..........................................  72,780    401,592
 #*Daekyung Machinery & Engineering Co., Ltd................  67,570    123,284
   Daelim Trading Co., Ltd..................................  17,730     67,585
   Daesang Corp.............................................  92,810  2,249,913
   Daesang Holdings Co., Ltd................................  49,362    266,430
   Daesung Group Partners Co., Ltd..........................   1,411     48,093
   Daesung Holdings Co., Ltd................................  18,044    115,231
  *Daesung Industrial Co., Ltd..............................   6,113    101,278
  *Daewon Pharmaceutical Co., Ltd...........................  16,360    162,594
   Daewoong Co., Ltd........................................   4,772     91,566
 #*Daewoong Pharmaceutical Co., Ltd.........................  18,306    808,956
   Dahaam E-Tec Co., Ltd....................................   2,100     34,245
   Daishin Securities Co., Ltd.............................. 188,700  1,503,001
  *Daou Data Corp...........................................  28,962     95,667
  #Daou Technology, Inc..................................... 167,950  2,384,762
  *Dasan Networks, Inc......................................  38,476    172,370
 #*Daum Communications Corp.................................  49,343  4,236,982
 #*Dayou Automotive Seat Technology Co., Ltd................ 210,330    332,347
   DGB Financial Group, Inc................................. 528,843  6,682,580
  #Digital Power Communications Co., Ltd....................  50,540    126,825
 #*Digitech Systems Co., Ltd................................  56,422    601,169
  *DIO Corp.................................................  27,788    303,327
   Dong Ah Tire & Rubber Co., Ltd...........................  23,935    337,135
 #*Dong Yang Gang Chul Co., Ltd............................. 135,820    274,490
  #Dong-A Pharmaceutical Co., Ltd...........................  31,865  3,305,469
  *Dong-Ah Geological Engineering Co., Ltd..................  20,410    169,518
  #Dongaone Co., Ltd........................................  97,470    274,462
   Dongbang Agro Co., Ltd...................................  19,470    114,782
   Dongbang Transport Logistics Co., Ltd....................  84,660    307,041
 #*Dongbu Corp..............................................  35,710    111,331
 #*Dongbu HiTek Co., Ltd.................................... 118,433    734,494
   Dongbu Insurance Co., Ltd................................  26,510  1,201,269
   Dongbu Securities Co., Ltd............................... 105,161    327,806
 #*Dongbu Steel Co., Ltd.................................... 108,016    358,904
   Dong-Il Corp.............................................   3,283    130,072
   Dongil Industries Co., Ltd...............................   4,963    220,814
 #*Dongjin Semichem Co., Ltd................................  54,706    219,613
  *Dongkook Industrial Co., Ltd.............................   1,110      2,906
  #Dongkuk Steel Mill Co., Ltd.............................. 173,430  2,223,344
  *Dongkuk Structure & Construction Co., Ltd................  13,681     27,765
 #*Dongsung Holdings Co., Ltd...............................  71,860    393,599
  *Dongsung Pharmaceutical Co., Ltd.........................  27,780    121,908
  #Dongwha Pharm Co., Ltd...................................  80,200    477,254
  #Dongwon F&B Co., Ltd.....................................   5,751    371,575
   Dongwon Industries Co., Ltd..............................   4,660  1,217,222
  *Dongwon Systems Corp..................................... 115,137    109,704
  #Dongyang Mechatronics Corp............................... 104,961    883,581
 #*Doosan Engineering & Construction Co., Ltd............... 130,020    280,201

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
 #*Dragonfly GF Co., Ltd....................................  18,566 $  278,388
  #DRB Holding Co., Ltd.....................................  28,692    152,727
 #*DRB Industrial Co., Ltd..................................  24,966    180,847
 #*Duksan Hi-Metal Co., Ltd.................................  57,500  1,074,544
 #*DuzonBIzon Co., Ltd......................................  88,310    890,208
  #E1 Corp..................................................  11,522    655,819
  *Eagon Industrial Co., Ltd................................     530      3,053
  *Easy Bio, Inc............................................  95,290    292,718
  *EG Corp..................................................  11,853    431,158
  *e-LITECOM Co., Ltd.......................................   9,681    133,070
 #*ELK Corp.................................................  43,460    946,779
  *ENF Technology Co., Ltd..................................  23,120    293,545
  *Estechpharma Co., Ltd....................................  18,250    331,925
  *ESTsoft Corp.............................................   2,881     71,868
  *Eugene Corp.............................................. 165,308    468,632
  *Eugene Investment & Securities Co., Ltd.................. 218,823    501,469
 #*Eugene Technology Co., Ltd...............................  55,014    690,001
   F&F Co., Ltd.............................................   2,620     14,658
  #Fila Korea, Ltd..........................................  37,181  2,096,426
  *Finetex EnE, Inc.........................................   7,215     16,006
  *Firstec Co., Ltd.........................................  39,730     68,818
  *Flexcom, Inc.............................................  19,256    223,966
 #*Foosung Co., Ltd......................................... 276,549  1,297,539
   Fursys, Inc..............................................  14,315    356,682
 #*Gamevil, Inc.............................................  15,670  1,634,767
  #Gaon Cable Co., Ltd......................................   1,754     34,798
   GIIR, Inc................................................  10,990     68,961
   Global & Yuasa Battery Co., Ltd..........................  24,460  1,037,225
  #Grand Korea Leisure Co., Ltd............................. 117,960  3,318,634
  #Green Cross Corp.........................................  21,466  3,108,162
   Green Cross Holdings Corp................................  80,610  1,256,738
  *Green Non-Life Insurance Co., Ltd........................  22,357         --
  #GS Global Corp...........................................  53,086    670,937
   Gwangju Shinsegae Co., Ltd...............................   2,615    565,678
  *Haesung Industrial Co., Ltd..............................   1,070     30,773
   Halla Climate Control Corp............................... 130,180  2,428,105
  #Halla Engineering & Construction Corp....................  74,642    585,832
  #Han Kuk Carbon Co., Ltd..................................  92,113    596,884
 #*Hanall Biopharma Co., Ltd................................ 109,748    884,039
   Handok Pharmaceuticals Co., Ltd..........................  13,730    218,776
  #Handsome Co., Ltd........................................  59,419  1,506,714
   Hanil Cement Co., Ltd....................................  16,554    670,451
 #*Hanil E-Wha Co., Ltd.....................................  97,050    627,434
 #*Hanjin Heavy Industries & Construction Co., Ltd.......... 152,814  1,650,627
  #Hanjin Heavy Industries & Construction
     Holdings Co., Ltd......................................  50,610    323,176
  *Hanjin P&C Co., Ltd......................................  23,889     78,897
 #*Hanjin Shipping Co., Ltd................................. 379,348  4,221,122
  *Hanjin Shipping Holdings Co., Ltd........................  45,364    230,014
  #Hanjin Transportation Co., Ltd...........................  42,781    903,971
  #Hankook Shell Oil Co., Ltd...............................   2,802    632,064
  *Hankook Synthetics, Inc..................................     550         48
   Hankuk Glass Industries, Inc.............................  11,460    245,659
 #*Hanmi Pharm Co., Ltd.....................................  23,028  2,334,654
  *Hanmi Science Co., Ltd...................................  13,315     57,341
  #Hanmi Semiconductor Co., Ltd.............................  44,760    284,962
  #Hansae Co., Ltd..........................................  15,016    200,207
  #Hansae Yes24 Holdings Co., Ltd...........................  36,870    250,218
   Hanshin Construction Co., Ltd............................   6,070     39,598
  #Hansol Chemical Co., Ltd.................................  38,900    848,173
  #Hansol CSN Co., Ltd...................................... 205,620    542,367
   Hansol Paper Co., Ltd.................................... 192,560  1,616,799

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
 #*Hansol Technics Co., Ltd.................................  46,531 $  597,038
  #Hanssem Co., Ltd.........................................  40,650    684,559
   Hanwha Corp.............................................. 148,570  4,238,003
  *Hanwha General Insurance Co., Ltd........................  71,108    482,355
   Hanwha Investment & Securities Co., Ltd.................. 248,311    891,221
   Hanwha Timeworld Co., Ltd................................   8,190    148,616
   Hanyang Securities Co., Ltd..............................  15,710     98,409
 #*Heung-A Shipping Co., Ltd................................ 276,430    277,661
  *Heungkuk Fire & Marine Insurance Co., Ltd................  74,867    342,373
  #Hite Jinro Co., Ltd...................................... 133,008  3,931,513
   Hite Jinro Holdings Co., Ltd.............................  26,810    344,130
   HMC Investment Securities Co., Ltd.......................  76,200    899,702
 #*HNK Machine Tool Co., Ltd................................   5,524     56,687
  #Hotel Shilla Co., Ltd.................................... 138,708  5,850,171
  #Huchems Fine Chemical Corp............................... 102,428  2,221,485
  *Huons Co., Ltd...........................................   3,032     35,450
  #Husteel Co., Ltd.........................................  17,350    435,902
  *Huvitz Co., Ltd..........................................   9,819    152,004
   Hwacheon Machine Tool Co., Ltd...........................   4,979    193,152
  *Hwashin Co., Ltd.........................................  85,740    686,393
 #*Hy-Lok Corp..............................................  16,378    330,114
   Hyosung Corp............................................. 106,255  5,851,998
  *Hyundai BNG Steel Co., Ltd...............................  41,180    371,816
  #Hyundai Corp.............................................  48,401    860,511
  #Hyundai Development Co................................... 263,190  4,724,226
   Hyundai Elevator Co., Ltd................................  19,777  1,495,573
  #Hyundai Engineering Plastics Co., Ltd....................  75,500    347,434
  #Hyundai Greenfood Co., Ltd............................... 187,160  3,104,573
   Hyundai Home Shopping Network Corp.......................  27,099  3,216,447
  *Hyundai Hy Communications & Networks Co., Ltd............     650      3,097
   Hyundai Marine & Fire Insurance Co., Ltd................. 203,720  6,574,751
   Hyundai Mipo Dockyard Co., Ltd...........................   2,711    289,104
   Hyundai Securities Co., Ltd.............................. 529,150  4,057,421
 #*Hyunjin Materials Co., Ltd...............................  42,833    262,371
  *ICD Co., Ltd.............................................  22,074    268,980
 #*IHQ, Inc................................................. 126,510    292,534
   Il Dong Pharmaceutical Co., Ltd..........................  39,675    324,306
  *IL Yang Pharmaceutical Co., Ltd..........................  52,958  1,225,269
  #Iljin Display Co., Ltd...................................  68,318  1,344,800
  #Iljin Electric Co., Ltd..................................  80,209    337,978
   Iljin Holdings Co., Ltd..................................   8,182     12,589
  *Iljin Materials Co., Ltd.................................  14,040    119,505
   Ilshin Spinning Co., Ltd.................................   5,058    367,021
   Ilsung Pharmaceutical Co., Ltd...........................   2,864    217,508
  #iMarketKorea, Inc........................................  67,570  1,602,334
  *INFINITT Co., Ltd........................................  34,394    279,037
 #*Infopia Co., Ltd.........................................  16,625    198,186
 #*Infraware, Inc...........................................  62,289    570,967
  *InkTec Co., Ltd..........................................  11,133    255,135
  *InnoWireless, Inc........................................  13,520    257,760
 #*Innox Corp...............................................  26,041    464,202
 #*Interflex Co., Ltd.......................................  30,388  1,730,898
  *Interojo Co., Ltd........................................  12,840    157,272
 #*Interpark Corp........................................... 117,758    899,825
   INTOPS Co., Ltd..........................................  18,951    424,357
   Inzi Controls Co., Ltd...................................  14,730     98,380
  *INZI Display Co., Ltd....................................  13,867     41,774
  #IS Dongseo Co., Ltd......................................  43,612    433,501
  #ISU Chemical Co., Ltd....................................  52,430  1,016,755
  #IsuPetasys Co., Ltd...................................... 121,160    481,764
  #Jahwa Electronics Co., Ltd...............................  36,390    484,743

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
 #*JCEntertainment Corp...................................  28,723 $  616,275
  #Jeil Pharmaceutical Co.................................  23,990    379,197
  #Jeonbuk Bank, Ltd...................................... 240,199    914,157
 #*Jinsung T.E.C..........................................  39,895    351,887
  *Joymax Co.,Ltd.........................................   8,913    248,293
 #*JVM Co., Ltd...........................................   7,576    333,383
   JW Holdings Corp....................................... 118,294    261,118
  #JW Pharmaceutical Corp.................................  32,787    420,968
  *JYP Entertainment Corp.................................  15,554     80,942
  *KC Cottrell Co., Ltd...................................  10,480    134,479
  #KC Tech Co., Ltd.......................................  94,692    327,942
   KCC Corp...............................................   3,737  1,048,053
  *KCO Energy, Inc........................................     120        550
   Keangnam Enterprises, Ltd..............................   5,833     31,167
 #*KEC Corp............................................... 269,880    133,914
   KEPCO Engineering & Construction Co., Inc..............   6,673    392,546
 #*KEPCO Plant Service & Engineering Co., Ltd.............  36,128  1,984,302
  #Keyang Electric Machinery Co., Ltd.....................  66,240    150,542
 #*Keystone Global........................................  96,405    240,830
 #*KGMobilians Co., Ltd...................................  16,101    158,602
  *KH Vatec Co., Ltd......................................  38,064    399,380
   KISCO Corp.............................................  17,070    460,808
   KISCO Holdings Co., Ltd................................   2,292     78,490
   Kishin Corp............................................  49,420    270,385
   KISWIRE, Ltd...........................................  21,229    615,947
  #Kiwoom Securities Co., Ltd.............................  49,371  2,496,658
  *Koentec Co., Ltd.......................................  62,030    122,392
 #*Koh Young Technology, Inc..............................  15,015    347,376
 #*Kolao Holdings.........................................  53,870    962,946
  #Kolon Corp.............................................  20,079    316,525
  #Kolon Global Corp...................................... 165,790    477,205
   Kolon Industries, Inc..................................  74,646  3,799,574
 #*Komipharm International Co., Ltd.......................  70,184    602,314
 #*Kona@I Co., Ltd........................................  28,888    460,730
   Korea Airport Service Co., Ltd.........................   5,490    143,308
   Korea Cast Iron Pipe Industries Co., Ltd...............   8,530     27,261
 #*Korea Circuit Co., Ltd.................................  39,170    681,940
  *Korea District Heating Corp............................   2,163    141,372
   Korea Electric Terminal Co., Ltd.......................  25,880    616,593
   Korea Export Packing Industries Co., Ltd...............   3,990     59,484
   Korea Flange Co., Ltd..................................   1,140     12,954
  *Korea Info & Comm......................................   7,581     28,883
   Korea Investment Holdings Co., Ltd..................... 175,310  5,992,811
 #*Korea Kolmar Co., Ltd..................................  58,990  1,568,595
  #Korea Kolmar Holdings Co., Ltd.........................  28,403    265,684
  #Korea Petrochemical Industrial Co., Ltd................  12,064    550,678
  *Korea Real Estate Investment Trust Co.................. 413,841    537,840
  *Korea Reinsurance Co., Ltd............................. 345,047  3,381,279
   Korea United Pharm, Inc................................  27,470    218,912
  *Kortek Corp............................................  25,506    296,946
   KP Chemical Corp....................................... 209,271  2,071,391
  *KPF....................................................  10,459     95,803
   KPX Chemical Co., Ltd..................................   5,257    242,063
 #*KPX Fine Chemical Co., Ltd.............................   3,376     84,362
  *KTB Investment & Securities Co., Ltd................... 232,640    440,152
   Kukdo Chemical Co., Ltd................................  16,872    660,099
   Kumho Electric Co., Ltd................................  16,580    417,407
 #*Kumho Industrial Co., Ltd..............................  43,345     86,404
  *Kumho Tire Co., Inc.................................... 210,269  2,520,936
   Kunsul Chemical Industrial Co., Ltd....................   8,190    147,881
  #Kwang Dong Pharmaceutical Co., Ltd..................... 161,360    779,181

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
 #*Kwang Myung Electric Engineering Co., Ltd..............   192,960 $  422,666
   Kyeryong Construction Industrial Co., Ltd..............    16,350    131,309
   Kyobo Securities Co., Ltd..............................    77,310    326,796
  #Kyung Dong Navien Co., Ltd.............................     8,700     91,377
  *Kyungbang Co., Ltd.....................................     1,150    107,030
   Kyungdong City Gas Co., Ltd............................     7,798    529,296
  #Kyung-In Synthetic Corp................................    58,490    147,204
   Kyungnam Energy Co., Ltd...............................    43,020    167,418
  *LB Semicon, Inc........................................     1,590      6,183
  *LEENO Industrial, Inc..................................     5,276    158,251
  #LG Fashion Corp........................................    84,755  2,362,301
  #LG Hausys, Ltd.........................................    29,255  2,102,099
 #*LG Innotek Co., Ltd....................................    43,722  3,014,820
  #LG International Corp..................................   123,771  4,489,728
 #*LG Life Sciences, Ltd..................................    51,795  2,167,488
   LIG Insurance Co., Ltd.................................   164,230  4,176,808
  #Livart Furniture Co., Ltd..............................    21,190    136,973
 #*Lock & Lock Co., Ltd...................................    42,730    812,691
  #Lotte Chilsung Beverage Co., Ltd.......................     2,821  3,682,437
  #Lotte Confectionary Co., Ltd...........................     2,711  3,903,435
   Lotte Midopa Co., Ltd..................................    73,740    847,395
  *Lotte Non-Life Insurance Co., Ltd......................    56,430    206,528
  #Lotte Samkang Co., Ltd.................................     3,138  2,101,900
  *Lotte Tour Development Co., Ltd........................     2,720     30,905
   LS Corp................................................    14,951  1,220,858
  #LS Industrial Systems Co., Ltd.........................    63,554  3,968,791
 #*Lumens Co., Ltd........................................   126,762    841,682
   Macquarie Korea Infrastructure Fund.................... 1,309,661  8,046,199
  *Macrogen, Inc..........................................    14,277    400,073
  *Maeil Dairy Industry Co., Ltd..........................    28,417    839,564
  *Mando Corp.............................................        53      6,981
  *Medifron DBT Co., Ltd..................................    36,454    129,906
 #*Medipost Co., Ltd......................................    26,928  2,119,990
 #*Medy-Tox, Inc..........................................    17,819  1,340,274
  *MegaStudy Co., Ltd.....................................     8,839    548,329
 #*Melfas, Inc............................................    64,519  1,241,246
  *Meritz Finance Group, Inc..............................    37,832    125,594
   Meritz Fire Marine Insurance Co., Ltd..................   228,355  3,095,948
   Meritz Securities Co., Ltd.............................   823,165    984,913
   Mi Chang Oil Industrial Co., Ltd.......................       981     46,768
   Mirae Asset Securities Co., Ltd........................    97,814  2,649,873
  *Miwon Chemicals Co., Ltd...............................     1,890     41,901
   Miwon Commercial Co., Ltd..............................       702     85,617
  *Miwon Specialty Chemical Co., Ltd......................       466     87,336
  *MK Electron Co., Ltd...................................    14,754     57,891
  *MNTech Co., Ltd........................................    45,825    493,198
 #*Modetour Network, Inc..................................    46,181  1,300,189
 #*Monalisa Co., Ltd......................................    29,240    112,376
 #*MonAmi Co., Ltd........................................    26,170    114,539
  #Moorim P&P Co., Ltd....................................   130,920    427,144
   Motonic Corp...........................................    38,180    431,758
  #Namhae Chemical Corp...................................   101,184    916,649
  #Namyang Dairy Products Co., Ltd........................     1,390  1,204,747
   #National Plastic Co...................................    56,060    130,296
  *Neowiz Corp............................................     9,213    134,625
  *Neowiz Games Corp......................................    50,338  1,137,216
  *Neowiz Internet Corp...................................    24,776    307,480
 #*NEPES Corp.............................................    69,954    890,402
  #Nexen Corp.............................................    33,168  2,560,304
  #Nexen Tire Corp........................................   138,140  2,152,507
   NH Investment & Securities Co., Ltd....................   130,310    602,355

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
   NICE Holdings Co., Ltd.................................     311 $   16,488
   NICE Information Service Co., Ltd......................     485      2,137
  #NK Co., Ltd............................................  76,630    266,571
  #Nong Shim Holdings Co., Ltd............................   6,132    348,382
  #NongShim Co., Ltd......................................  13,669  3,228,633
  *Nowcom Co., Ltd........................................  17,103    172,499
  *OCI Materials Co., Ltd.................................  25,097    743,633
 #*OPTRON-TEC, Inc........................................  27,455    256,541
 #*Orientbio, Inc......................................... 176,570    131,776
 #*Osstem Implant Co., Ltd................................  52,165  1,511,041
 #*Osung LST Co., Ltd.....................................  79,101    245,542
   Ottogi Corp............................................   5,166  1,122,125
   Pacific Pharmaceutical Co., Ltd........................     480     14,865
  *Paik Kwang Industrial Co., Ltd.........................  11,300     43,949
  *PaperCorea, Inc........................................ 147,900    108,438
 #*Partron Co, Ltd........................................ 115,221  1,756,455
 #*Pharmicell Co., Ltd.................................... 150,094    801,145
   Poongsan Corp..........................................  86,191  2,509,689
   Poongsan Holdings Corp.................................  12,277    261,640
  *POSCO Chemtech Co., Ltd................................   2,941    411,100
   POSCO Coated & Color Steel Co., Ltd....................   6,320     90,911
 #*Posco ICT Co., Ltd..................................... 171,688  1,094,507
  *Power Logics Co., Ltd..................................  11,926     43,917
   Pulmuone Co., Ltd......................................   3,026    104,051
   Pusan City Gas Co., Ltd................................  21,570    435,157
  *Pyeong Hwa Automotive Co., Ltd.........................  50,980    749,566
  *Redrover Co., Ltd......................................  14,814     81,871
  *RFsemi Technologies, Inc...............................   3,800     35,215
 #*RNL BIO Co., Ltd....................................... 353,450  1,300,373
 #*S&T Corp...............................................   5,003     71,261
  #S&T Dynamics Co., Ltd.................................. 104,352  1,043,553
   S&T Holdings Co., Ltd..................................  21,808    187,799
  #S&T Motiv Co., Ltd.....................................  34,860    605,550
  *S&T Motors Co., Ltd.................................... 188,180     95,537
  *S1 Corp................................................  68,527  4,130,643
   Saeron Automotive Corp.................................  10,060     52,315
  #Sajo Industries Co., Ltd...............................  10,232    528,440
   Sajodaerim Corp........................................   4,360     56,768
  #Sam Jin Pharmaceutical Co., Ltd........................  42,246    470,864
   Sam Lip General Foods Co., Ltd.........................   9,230    216,174
  #Sam Young Electronics Co., Ltd.........................  47,570    380,093
   Sam Yung Trading Co., Ltd..............................  40,552    394,577
  *Sambu Construction Co., Ltd............................   2,172      8,030
  #Samchully Co., Ltd.....................................  11,307  1,009,633
   Samhwa Paints Industrial Co., Ltd......................  14,530     58,234
  #Samick Musical Instruments Co., Ltd.................... 245,620    353,449
   Samick THK Co., Ltd....................................  35,630    193,335
   SamkwangGlass Co., Ltd.................................  10,990    687,949
  #Samsung Fine Chemicals Co., Ltd........................  78,296  4,993,788
  *Samwhan Corp...........................................   5,480     10,494
  #Samyang Foods Co., Ltd.................................  13,450    349,606
   Samyang Holdings Corp..................................  20,208  1,324,822
   Samyang Tongsang Co., Ltd..............................   1,760     36,951
 #*Samyoung Chemical Co., Ltd............................. 173,170    530,671
  *Sangbo Corp............................................  23,368    302,799
  *Satrec Initiative Co., Ltd.............................   5,805    114,071
   SAVEZONE I&C Corp......................................  24,070     58,919
  #SBS Media Holdings Co., Ltd............................ 192,730  1,166,508
  #Seah Besteel Corp......................................  53,905  1,259,133
   SeAH Holdings Corp.....................................   4,622    398,072
   SeAH Steel Corp........................................   9,747    840,382

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
   Sebang Co., Ltd........................................    45,065 $  735,589
 #*Seegene, Inc...........................................    24,361  1,746,438
  #Sejong Industrial Co., Ltd.............................    38,260    436,835
  *Sempio Foods Co........................................       180      4,470
  *S-Energy Co., Ltd......................................     9,256     79,225
  *Seohan Co., Ltd........................................   128,003    156,001
   Seoul City Gas Co., Ltd................................       389     23,198
  #Seowon Co., Ltd........................................    51,670    167,926
 #*Sewon Cellontech Co., Ltd..............................   103,421    290,486
  *SEWOONMEDICAL Co., Ltd.................................    16,668     51,063
  *SG Corp................................................    65,100     38,740
 #*SH Energy & Chemical Co., Ltd..........................   267,990    224,130
  #Shinpoong Pharmaceutical Co., Ltd......................    96,352    451,968
  *Shinsegae Co., Ltd.....................................    31,431  5,616,439
   Shinsegae Information & Communication Co., Ltd.........     2,612    139,721
  *Shinsung Solar Energy Co., Ltd.........................   141,180    230,187
  #Shinsung Tongsang Co., Ltd.............................   236,010    274,387
   Shinyoung Securities Co., Ltd..........................    14,050    390,076
  *Signetics Corp.........................................    55,612    140,272
 #*Silicon Works Co., Ltd.................................    31,316    801,187
   Silla Co., Ltd.........................................    20,350    452,575
 #*Simm Tech Co., Ltd.....................................    90,780    897,424
  *SIMPAC, Inc............................................    41,370    284,194
   Sindoh Co., Ltd........................................    10,939    663,949
   SJM Co., Ltd...........................................    19,030    125,384
   SJM Holdings Co., Ltd..................................     7,727     26,266
  *SK Broadband Co., Ltd..................................   278,839  1,019,768
  #SK Chemicals Co., Ltd..................................    62,098  3,827,445
 #*SK Communications Co., Ltd.............................    68,168    557,784
  #SK Gas Co., Ltd........................................    15,519  1,123,784
  #SK Networks Co., Ltd...................................   487,040  4,260,256
  #SK Securities Co., Ltd................................. 1,165,660  1,238,233
  #SKC Co., Ltd...........................................    86,357  3,530,886
  #SL Corp................................................    54,320    629,420
 #*S-MAC Co., Ltd.........................................    63,567    887,569
 #*Solco Biomedical Co., Ltd..............................   188,292    245,074
 #*Songwon Industrial Co., Ltd............................    66,030    653,463
 #*Sonokong Co., Ltd......................................    48,235    158,004
 #*Ssangbangwool & Trygroup...............................   277,790    304,281
  *Ssangyong Cement Industrial Co., Ltd...................    92,691    469,732
  #STX Corp...............................................   159,588  1,168,383
  #STX Engine Co., Ltd....................................   103,132    755,246
   STX Metal Co, Ltd......................................    15,830     76,739
  #STX Offshore & Shipbuilding Co., Ltd...................   247,140  1,787,535
  #STX Pan Ocean Co., Ltd.................................   480,700  1,518,274
  #Suheung Capsule Co., Ltd...............................    20,170    338,210
 #*Sung Jin Geotec Co., Ltd...............................    70,710    686,333
  #Sungchang Enterprise Holdings, Ltd.....................    20,340    445,875
   Sunjin Co., Ltd........................................    11,625    141,722
  *Sunjin Holdings Co., Ltd...............................       199      3,659
 #*Suprema, Inc...........................................    47,205    808,567
  *Synopex, Inc...........................................   226,237    541,310
  #Tae Kyung Industrial Co., Ltd..........................    33,700    104,609
   TaeKwang Industrial Co., Ltd...........................     1,485  1,379,867
  *Taesan LCD Co., Ltd....................................    17,008      8,019
 #*Taewoong Co., Ltd......................................    34,187    554,184
  #Taeyoung Engineering & Construction Co., Ltd...........   173,010    869,606
  *Taihan Electric Wire Co., Ltd..........................   645,733    956,225
  #Tailim Packaging Industries Co., Ltd...................   125,830    194,511
  #TCC Steel..............................................    33,782    147,116
 #*Tera Resource Co., Ltd.................................   919,272  1,062,418

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  #Tong Yang Moolsan Co., Ltd...........................    22,590 $    326,165
   Tong Yang Securities, Inc............................    12,966       45,686
  *Tongyang Life Insurance..............................   169,210    1,829,220
  *Tongyang, Inc........................................   242,448      179,925
 #*Toptec Co., Ltd......................................    31,498      501,676
  *Trais Co., Ltd.......................................     2,787        9,004
  *Trigem Computer, Inc.................................         1           --
  #TS Corp..............................................    15,430      374,244
  *UBCare Co., Ltd......................................    63,818      187,201
  *Ubivelox, Inc........................................     6,656      161,897
 #*Uju Electronics Co., Ltd.............................    16,116      373,631
  #Unid Co., Ltd........................................    14,854      497,890
   Union Steel..........................................    10,192      116,264
 #*Unison Co., Ltd......................................   106,912      759,462
  *VGX International, Inc...............................     4,580        6,812
 #*Vieworks Co., Ltd....................................    32,811      480,585
 #*Visang Education, Inc................................    16,072      191,458
 #*Webzen, Inc..........................................    38,191      322,878
   Whanin Pharmaceutical Co., Ltd.......................    37,560      330,846
 #*Will-Bes & Co., Ltd. (The)...........................   238,240      636,819
  *WiSoL Co., Ltd.......................................    23,449      296,580
 #*Woongjin Chemical Co., Inc........................... 1,019,400      541,975
  #Woongjin Coway Co., Ltd..............................   187,030    6,814,273
 #*Woongjin Energy Co., Ltd.............................   208,040      357,186
 #*Woongjin Holdings Co., Ltd...........................    94,257      147,375
  *Woongjin Thinkbig Co., Ltd...........................    80,049      467,645
  *Wooree ETI Co., Ltd..................................    62,889      280,046
   Woori Financial Co., Ltd.............................    40,288      607,273
   Woori Investment & Securities Co., Ltd...............   578,522    5,585,099
 #*WooSung Feed Co., Ltd................................    81,260      388,448
 #*Y G-1 Co., Ltd.......................................    31,254      376,285
  *Yedang Company Co., Ltd..............................   286,173      563,321
   YESCO Co., Ltd.......................................    11,440      315,118
  #Youlchon Chemical Co., Ltd...........................    41,570      328,093
  #Young Poong Corp.....................................     2,754    2,543,456
  *Young Poong Mining & Construction Corp...............     1,580           80
 #*Young Poong Precision Corp...........................    11,332      124,666
  #Youngone Corp........................................    87,944    2,728,182
  #Youngone Holdings Co., Ltd...........................    23,919    1,330,268
   Yuhan Corp...........................................    34,258    5,913,574
   Yuhwa Securities Co., Ltd............................    13,060      154,463
 #*Yungjin Pharm Co., Ltd...............................   413,212      717,443
  *ZeroOne Interactive Co., Ltd.........................     3,200           44
                                                                   ------------
TOTAL SOUTH KOREA.......................................            448,260,929
                                                                   ------------
TAIWAN -- (12.5%)
  *A.G.V. Products Corp................................. 1,785,801      549,330
   Ability Enterprise Co., Ltd.......................... 1,377,076    1,238,597
   AcBel Polytech, Inc.................................. 1,428,599      927,712
   Accton Technology Corp............................... 1,924,763      954,120
  #Ace Pillar Co., Ltd..................................   199,008      163,920
   ACES Electronic Co., Ltd.............................   287,000      375,855
  #ACHEM Technology Corp................................   619,764      273,580
   Acme Electronics Corp................................   374,295      422,772
   Acter Co., Ltd.......................................   139,000      494,961
  *Action Electronics Co., Ltd..........................   892,635      211,897
   Actron Technology Corp...............................   192,150      427,989
  *A-DATA Technology Co., Ltd...........................   633,000      620,123
  #Adlink Technology, Inc...............................   406,985      414,212
   Advanced Ceramic X Corp..............................   173,000      470,745
  *Advanced International Multitech Co., Ltd............   157,000      205,648

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #Advancetek Enterprise Co., Ltd.........................   505,917 $  412,021
  *AimCore Technology Co., Ltd............................   126,000    216,380
  #Alcor Micro Corp.......................................   266,000    288,405
  #ALI Corp............................................... 1,030,000  1,116,054
   Allis Electric Co., Ltd................................    54,000     15,164
  *Alltop Technology Co., Ltd.............................    52,000     56,654
  #Alpha Networks, Inc.................................... 1,192,763    758,827
  #Altek Corp............................................. 1,587,637    778,884
  #Ambassador Hotel (The)................................. 1,057,000  1,089,770
  #Ampoc Far-East Co., Ltd................................   344,444    290,337
   AmTRAN Technology Co., Ltd............................. 2,895,951  2,446,152
   Anpec Electronics Corp.................................   398,000    237,500
  *Apacer Technology, Inc.................................   390,000    328,452
  #APCB, Inc..............................................   544,000    346,949
  #Apex Biotechnology Corp................................   371,483    925,182
   Apex Medical Corp......................................   212,500    218,536
   Apex Science & Engineering Corp........................   134,198     41,396
  *Ardentec Corp..........................................   506,795    314,682
  #Arima Communications Corp..............................   780,719    298,768
  *Asia Optical Co., Inc..................................   928,000    844,719
 #*Asia Plastic Recycling Holding, Ltd....................   106,146    317,386
   Asia Polymer Corp...................................... 1,167,484    933,067
  #Asia Vital Components Co., Ltd......................... 1,283,052    587,606
  #Asrock, Inc............................................   168,000    580,411
   Aten International Co., Ltd............................   331,479    492,605
   Audix Corp.............................................   406,000    328,377
  #Aurora Corp............................................   541,499    813,308
   Aurora Systems Corp....................................   268,244    231,699
   AV Tech Corp...........................................   164,000    496,604
   Avermedia Technologies, Inc............................   865,446    400,896
  #Avision, Inc...........................................   687,000    179,723
  *AVY Precision Technology, Inc..........................   131,000    223,663
   Awea Mechantronic Co., Ltd.............................   137,200    137,719
  *Bank of Kaohsiung...................................... 1,547,645    444,403
   Basso Industry Corp., Ltd..............................   509,000    287,357
  *BenQ Materials Corp....................................   505,000    177,719
   BES Engineering Corp................................... 6,859,750  1,674,651
   Bin Chuan Enterprise Co., Ltd..........................   150,000    166,099
  *Bionet Corp............................................   136,000    162,813
   Biostar Microtech International Corp...................   619,975    207,624
  *Boardtek Electronics Corp..............................   484,000    272,510
   Bright Led Electronics Corp............................   502,520    204,411
  #C Sun Manufacturing, Ltd...............................   525,221    335,006
 #*Cameo Communications, Inc..............................   921,818    204,956
   Capella Microsystems Taiwan, Inc.......................   106,000    665,171
   Capital Securities Corp................................ 6,679,142  2,218,018
  #Career Technology (MFG.) Co., Ltd...................... 1,034,000  1,338,950
 #*Carnival Industrial Corp............................... 1,266,000    399,009
   Cathay Chemical Works, Inc.............................    30,000     12,318
   Cathay Real Estate Development Co., Ltd................ 3,127,000  1,438,694
  *Celxpert Energy Corp...................................   100,000     67,133
  *Center Laboratories, Inc...............................   102,000    110,205
  *Central Reinsurance Co., Ltd...........................   826,402    363,085
   ChainQui Construction Development Co., Ltd.............   347,083    206,079
  #Champion Building Materials Co., Ltd................... 1,349,851    466,115
  #Chang Wah Electromaterials, Inc........................   125,517    363,962
   Charoen Pokphand Enterprises Co., Ltd..................   771,000    364,015
  *Chaun-Choung Technology Corp...........................   212,000    297,158
  #CHC Resources Corp.....................................   308,348    489,343
  *Chen Full International Co., Ltd.......................     9,000      4,942
  *Chenbro Micom Co., Ltd.................................   108,000    113,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   Cheng Loong Corp......................................  3,528,383 $1,412,547
   Cheng Uei Precision Industry Co., Ltd.................  1,509,331  3,338,099
 #*Chenming Mold Industrial Corp.........................    462,437    423,869
   Chia Hsin Cement Corp.................................  1,674,121    753,089
   Chicony Electronics Co., Ltd..........................  1,226,729  2,689,195
  #Chien Kuo Construction Co., Ltd.......................  1,111,312    494,190
  *Chien Shing Stainless Steel Co., Ltd..................     70,000      7,325
  #Chilisin Electronics Corp.............................    315,535    169,374
  *Chimei Materials Technology Corp......................    500,000    479,722
  #China Chemical & Pharmaceutical Co., Ltd..............  1,041,000    649,090
  #China Ecotek Corp.....................................    187,000    408,224
  #China Electric Manufacturing Corp.....................  1,148,900    669,858
  *China General Plastics Corp...........................  1,086,000    478,973
  #China Glaze Co., Ltd..................................    518,139    226,625
  *China ManMade Fibers Corp.............................  4,563,879  1,535,277
   China Metal Products Co., Ltd.........................  1,023,278    931,094
   China Motor Corp......................................  1,379,609  1,236,373
  *China Rebar Co., Ltd..................................     55,174         --
   China Steel Chemical Corp.............................    543,554  2,363,154
   China Steel Structure Co., Ltd........................    474,000    465,562
   China Synthetic Rubber Corp...........................  1,851,563  1,979,637
  *China United Trust & Investment Corp..................    164,804         --
  *China Wire & Cable Co., Ltd...........................    592,000    203,453
  #Chinese Gamer International Corp......................    151,000    252,793
   Chinese Maritime Transport, Ltd.......................    436,850    502,044
  #Chin-Poon Industrial Co., Ltd.........................  1,459,207  1,584,270
   Chipbond Technology Corp..............................  1,481,000  2,506,794
  #Chong Hong Construction Co............................    564,646  1,291,101
  *Chou Chin Industrial Co., Ltd.........................        825         --
  #Chroma Ate, Inc.......................................  1,189,821  2,262,157
  *Chun Yu Works & Co., Ltd..............................    822,000    283,925
  #Chun Yuan Steel Industrial Co., Ltd...................  1,637,529    619,050
  *Chung Hung Steel Corp.................................  3,418,979    862,198
 #*Chung Hwa Pulp Corp...................................  2,081,031    632,150
   Chung-Hsin Electric & Machinery Manufacturing Corp....  1,533,000    805,040
  *Chunghwa Chemical Synthesis & Biotech Co., Ltd........    195,000    334,606
  *Chungwa Picture Tubes Co., Ltd........................ 16,175,000    502,853
   Clevo Co., Ltd........................................  1,613,000  2,106,539
 #*CMC Magnetics Corp.................................... 10,279,960  1,532,474
  *CoAsia Microelectronics Corp..........................    200,000    157,586
  #Collins Co., Ltd......................................    555,431    213,687
 #*Compal Communications, Inc............................  1,153,000  1,026,862
  #Compeq Manufacturing Co., Ltd.........................  3,744,000  1,381,392
  *Concord Securities Corp...............................    643,000    133,486
   Continental Holdings Corp.............................  1,599,067    574,511
  *Coretronic Corp.......................................  2,328,000  1,685,850
  *Cosmo Electronics Corp................................    244,137    207,240
 #*Cosmos Bank Taiwan....................................  1,145,000    273,835
  #Coxon Precise Industrial Co., Ltd.....................    416,000    788,023
   Creative Sensor, Inc..................................     85,000     41,567
  *Crystalwise Technology, Inc...........................    266,000    190,992
   CSBC Corp. Taiwan.....................................  1,325,610    771,148
   CTCI Corp.............................................    878,013  1,744,731
  #CviLux Corp...........................................    238,039    334,500
  #Cyberlink Corp........................................    301,281  1,087,229
  *CyberPower Systems, Inc...............................     67,000    120,284
  #Cybertan Technology, Inc..............................  1,152,779    803,860
  #Da Cin Construction Co., Ltd..........................    639,711    414,693
   Dah Fung CATV Co., Ltd................................    201,400    373,007
  *Da-Li Construction Co., Ltd...........................     40,000     36,995
   Darfon Electronics Corp...............................  1,186,550    673,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #Davicom Semiconductor, Inc.............................   127,888 $   66,447
   De Licacy Industries Co., Ltd..........................    70,000     21,128
   Delpha Construction Co., Ltd...........................   859,931    258,643
   Depo Auto Parts Industrial Co., Ltd....................   387,000    807,380
  *Der Pao Construction Co., Ltd..........................     2,523     13,360
   DFI, Inc...............................................   143,524    108,288
  *Dimerco Express Corp...................................   347,000    218,645
   D-Link Corp............................................ 2,537,665  1,423,652
   Dynamic Electronics Co., Ltd...........................   993,312    311,475
  *Dynapack International Technology Corp.................   490,000  1,777,388
  *Eastern Media International Corp....................... 3,279,337    431,655
   Eclat Textile Co., Ltd.................................   543,022  1,604,641
  *Edimax Technology Co., Ltd.............................   587,000    218,777
  *Edison Opto Corp.......................................   301,000    324,071
   Edom Technology Co., Ltd...............................   172,776     57,097
  *eGalax_eMPIA Technology, Inc...........................   150,000    251,946
   Elan Microelectronics Corp............................. 1,342,715  2,074,303
 #*E-Lead Electronic Co., Ltd.............................   228,942    196,627
  #E-LIFE MALL Corp., Ltd.................................   313,000    698,323
  #Elite Advanced Laser Corp..............................   263,000    293,891
  #Elite Material Co., Ltd................................ 1,083,350  1,070,401
   Elite Semiconductor Memory Technology, Inc............. 1,008,200    668,434
  #Elitegroup Computer Systems Co., Ltd................... 2,567,182    694,509
   eMemory Technology, Inc................................   237,000    449,825
   ENG Electric Co., Ltd..................................   467,580    382,538
  #EnTie Commercial Bank.................................. 1,567,603    756,114
  *Episil Technologies, Inc...............................   484,000    124,229
  #Eternal Chemical Co., Ltd.............................. 2,732,794  2,125,646
 #*E-Ton Solar Tech Co., Ltd..............................   746,000    227,281
  *Etron Technology Inc...................................   605,000    138,836
  *Everest Textile Co., Ltd...............................   978,562    252,161
   Evergreen International Storage & Transport Corp....... 2,334,000  1,439,720
  #Everlight Chemical Industrial Corp..................... 1,338,175    809,611
  #Everlight Electronics Co., Ltd......................... 1,352,000  1,408,953
   Excel Cell Electronics Co., Ltd........................   105,000     36,630
  #Excelsior Medical Co., Ltd.............................   335,654    612,675
   Far Eastern International Bank......................... 5,021,770  1,847,297
  #Faraday Technology Corp................................ 1,207,648  1,477,348
  *Farglory F T Z Investment Holding Co., Ltd.............   235,000    149,770
   Federal Corp........................................... 1,432,682    924,185
  *Feedback Technology Corp...............................   107,000    216,102
   Feng Hsin Iron & Steel Co., Ltd........................ 1,664,100  2,630,285
  #Feng Tay Enterprise Co., Ltd...........................   891,006    999,870
  *Firich Enterprises Co., Ltd............................   561,610    647,684
  *First Copper Technology Co., Ltd.......................   834,000    285,365
  #First Hotel............................................   562,019    363,323
   First Insurance Co., Ltd...............................   883,179    445,245
   First Steamship Co., Ltd...............................   554,200    427,418
  #FLEXium Interconnect, Inc..............................   579,362  2,355,524
  #Flytech Technology Co., Ltd............................   278,206    576,718
   Forhouse Corp.......................................... 1,683,635    819,977
  #Formosa Advanced Technologies Co., Ltd.................   550,000    291,556
 #*Formosa Epitaxy, Inc................................... 1,263,811    828,951
   Formosa International Hotels Corp......................   143,858  1,536,867
  *Formosa Laboratories, Inc..............................   114,000    174,927
   Formosa Oilseed Processing Co., Ltd....................   304,567    133,952
  *Formosa Optical Technology Co., Ltd....................   133,000    341,470
   Formosan Rubber Group, Inc............................. 1,698,000  1,147,860
   Formosan Union Chemical Corp........................... 1,114,218    622,218
  #Fortune Electric Co., Ltd..............................   502,078    204,379
   Founding Construction & Development Co., Ltd...........   643,745    391,693

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
  *Foxlink Image Technology Co., Ltd.....................    410,000 $  302,144
  *Froch Enterprise Co., Ltd.............................    620,000    209,566
   FSP Technology, Inc...................................    642,887    567,293
   Fu I Industrial Co., Ltd..............................      6,701     12,135
  #Fullerton Technology Co., Ltd.........................    398,600    317,021
  *Fulltech Fiber Glass Corp.............................    709,000    311,220
   Fwusow Industry Co., Ltd..............................    694,477    358,778
  #G Shank Enterprise Co., Ltd...........................    669,013    376,407
   Gamania Digital Entertainment Co., Ltd................    356,000    303,038
   Gem Terminal Industries Co., Ltd......................     23,386      9,440
   Gemtek Technology Corp................................  1,217,219  1,198,713
   General Plastic Industrial Co., Ltd...................    137,553    115,730
 #*Genesis Photonics, Inc................................    903,363    615,978
  #Genius Electronic Optical Co., Ltd....................    161,030  1,077,973
  *Genmont Biotech, Inc..................................    126,000    175,065
   GeoVision, Inc........................................    152,207    572,333
  #Getac Technology Corp.................................  1,446,360    652,639
   Giant Manufacturing Co., Ltd..........................    112,776    582,509
 #*Giantplus Technology Co., Ltd.........................    816,900    232,833
  *Giga Solar Materials Corp.............................     52,000    350,557
   Giga Solution Tech Co., Ltd...........................    365,446    187,409
  #Gigabyte Technology Co., Ltd..........................  1,996,800  1,645,713
  #Gigastorage Corp......................................  1,087,561    572,003
 #*Gintech Energy Corp...................................  1,351,936    970,401
  #Global Brands Manufacture, Ltd........................  1,002,359    341,549
  #Global Mixed Mode Technology, Inc.....................    286,000    920,686
  #Global Unichip Corp...................................    307,000    972,811
  #Globe Union Industrial Corp...........................    950,944    411,597
   Gloria Material Technology Corp.......................  1,582,015  1,243,410
  *Gold Circuit Electronics, Ltd.........................  1,804,227    341,225
   Goldsun Development & Construction Co., Ltd...........  5,187,722  1,827,236
   Good Will Instrument Co., Ltd.........................    191,146    114,836
  #Grand Pacific Petrochemical Corp......................  3,821,000  1,966,151
  #Grape King, Inc.......................................    419,000    966,589
  #Great China Metal Industry Co., Ltd...................    576,000    631,404
   Great Taipei Gas Co., Ltd.............................  1,220,000    795,325
  #Great Wall Enterprise Co., Ltd........................  1,476,057  1,262,110
 #*Green Energy Technology, Inc..........................  1,128,457    540,122
 #*G-Tech Optoelectronics Corp...........................    353,000    855,300
  *GTM Corp..............................................    524,000    235,569
   Hannstar Board Corp...................................  1,049,049    491,218
  *HannStar Display Corp................................. 10,217,494    805,938
  *HannsTouch Solution, Inc..............................  2,778,130    773,237
  #Harvatek Corp.........................................    672,623    252,924
  #Hey Song Corp.........................................  1,487,000  1,737,538
   Highwealth Construction Corp..........................    251,000    365,599
  #Hiti Digital, Inc.....................................    374,573    154,443
  #Hitron Technologies, Inc..............................    650,213    320,087
 #*Ho Tung Holding Corp..................................  2,522,182  1,251,498
   Hocheng Corp..........................................    957,700    287,650
   Hold-Key Electric Wire & Cable Co., Ltd...............    360,191    120,234
  #Holiday Entertainment Co., Ltd........................    248,800    343,764
   Holtek Semiconductor, Inc.............................    640,000    632,643
   Holy Stone Enterprise Co., Ltd........................  1,166,183    941,495
   Hong Ho Precision Textile Co., Ltd....................      4,000      2,341
   Hong Tai Electric Industrial Co., Ltd.................    918,000    296,781
   Hong Yi Fiber Industry Co., Ltd.......................     75,652     23,287
  *Horizon Securities Co., Ltd...........................    616,000    139,135
 #*Hota Industrial Manufacturing Co., Ltd................    706,000    420,886
   Howarm Construction Co., Ltd..........................    307,813    231,652
  #Hsin Kuang Steel Co., Ltd.............................  1,012,443    580,020

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  *Hsin Yung Chien Co., Ltd...............................   120,000 $  321,007
   Hsing Ta Cement Co., Ltd...............................   620,000    222,824
   Hu Lane Associate, Inc.................................   114,559    181,289
  *Hua Eng Wire & Cable Co., Ltd.......................... 1,815,565    661,358
   Huaku Development Co., Ltd.............................   911,816  1,854,886
  #Huang Hsiang Construction Co...........................   432,800  1,021,436
  *Huga Optotech, Inc.....................................   137,000     44,026
   Hung Ching Development & Construction Co., Ltd.........   449,000    175,818
   Hung Poo Real Estate Development Corp..................   939,185    864,882
   Hung Sheng Construction Co., Ltd....................... 2,016,400  1,089,755
  *Hwa Fong Rubber Co., Ltd...............................   796,670    164,247
   Ibase Technology, Inc..................................   332,247    391,776
 #*Ichia Technologies, Inc................................ 1,433,000    553,533
 #*I-Chiun Precision Industry Co., Ltd....................   822,313    491,856
  *ICP Electronics, Inc...................................   742,300    922,576
  #ILI Technology Corp....................................   196,000    600,185
 #*Infortrend Technology, Inc............................. 1,012,163    529,304
 #*Inotera Memories, Inc.................................. 6,159,000    835,201
  #Insyde Software Corp...................................   100,000    294,964
 #*Integrated Memory Logic, Ltd...........................   201,001    663,294
  *International Games System Co., Ltd....................   217,000    776,315
   Inventec Corp.......................................... 2,692,014    919,800
  #I-Sheng Electric Wire & Cable Co., Ltd.................   419,000    565,826
 #*ITE Technology, Inc....................................   706,408    503,481
   ITEQ Corp.............................................. 1,127,614  1,178,033
  *J Touch Corp...........................................   322,000    213,693
  *Janfusun Fancyworld Corp...............................   655,000    101,937
  *Jenn Feng New Energy Co., Ltd..........................    33,000      9,035
   Jentech Precision Industrial Co., Ltd..................   213,868    432,754
 #*Jess-Link Products Co., Ltd............................   622,900    489,415
  *Jih Sun Financial Holdings Co., Ltd....................   949,154    247,345
   Johnson Health Tech Co., Ltd...........................   217,758    528,348
   Jui Li Enterprise Co., Ltd.............................   241,080     63,211
   Kang Na Hsiung Enterprise Co., Ltd.....................   377,020    158,015
  *Kao Hsing Chang Iron & Steel Corp......................   784,000    158,663
   Kaori Heat Treatment Co., Ltd..........................   233,200    301,046
  #Kaulin Manufacturing Co., Ltd..........................   498,330    279,495
  *KD Holding Corp........................................     7,000     33,541
  #Kee Tai Properties Co., Ltd............................ 1,362,473    885,403
  #Kenda Rubber Industrial Co., Ltd....................... 1,778,449  2,067,282
  *Kenmec Mechanical Engineering Co., Ltd.................   277,000     78,875
   Kerry TJ Logistics Co., Ltd............................ 1,241,000  1,977,674
   Kian Shen Corp.........................................     1,000      1,580
   King Core Electronics, Inc.............................    10,729      6,109
  #King Slide Works Co., Ltd..............................   176,550    990,028
   King Yuan Electronics Co., Ltd......................... 4,525,979  2,459,330
   Kingdom Construction Co., Ltd.......................... 1,482,000    951,145
  *King's Town Bank....................................... 3,069,701  2,098,471
   King's Town Construction Co., Ltd......................   758,210    730,725
   Kinik Co...............................................   495,000    673,363
  #Kinko Optical Co., Ltd.................................   570,000    752,986
   Kinpo Electronics, Inc................................. 4,020,157    808,556
  #KS Terminals, Inc......................................   320,482    233,039
  #Kung Long Batteries Industrial Co., Ltd................   271,000    545,663
  *Kung Sing Engineering Corp.............................   330,000     93,850
  *Kuo Toong International Co., Ltd.......................   256,000    149,074
  #Kuoyang Construction Co., Ltd.......................... 1,588,000    719,522
  *Kwong Fong Industries Corp............................. 1,307,200    719,491
 #*KYE Systems Corp....................................... 1,054,903    302,980
   L&K Engineering Co., Ltd...............................   523,048    492,999
   Lan Fa Textile Co., Ltd................................   761,933    202,969

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   Laser Tek Taiwan Co., Ltd.............................     45,150 $   29,651
   LCY Chemical Corp.....................................    345,383    356,674
   Leader Electronics, Inc...............................    316,000    174,500
  #Leadtrend Technology Corp.............................    136,086    212,175
   Lealea Enterprise Co., Ltd............................  2,630,542    921,263
   Ledtech Electronics Corp..............................    189,000     58,216
  #Lee Chi Enterprises Co., Ltd..........................    687,000    253,663
 #*Leofoo Development Co., Ltd...........................    914,000    471,836
  #Les Enphants Co., Ltd.................................    666,754    461,613
  *Lextar Electronics Corp...............................    620,000    489,387
 #*Li Peng Enterprise Co., Ltd...........................  1,970,722    557,597
   Lian HWA Food Corp....................................    215,157    253,744
   Lien Hwa Industrial Corp..............................  1,842,676  1,154,536
  #Lingsen Precision Industries, Ltd.....................  1,361,506    656,212
  #LITE-ON IT Corp.......................................  1,579,423  1,323,409
  #Lite-On Semiconductor Corp............................  1,108,730    473,757
  *Long Bon International Co., Ltd.......................  1,100,945    719,371
  *Long Chen Paper Co., Ltd..............................  1,514,674    388,096
  *Longwell Co...........................................    382,000    386,551
  #Lotes Co., Ltd........................................    226,778    681,318
  *Lucky Cement Corp.....................................    677,000    143,154
  #Lumax International Corp., Ltd........................    368,770    699,942
   Macroblock, Inc.......................................    107,000    397,438
   Macronix International Co., Ltd....................... 13,013,481  3,380,857
  *MacroWell OMG Digital Entertainment Co., Ltd..........     35,000    110,416
  *Makalot Industrial Co., Ltd...........................    479,202  1,446,386
  #Marketech International Corp..........................    517,000    252,786
   Masterlink Securities Corp............................  3,843,000  1,121,649
 #*Mayer Steel Pipe Corp.................................    760,567    286,309
   Maywufa Co., Ltd......................................    170,322     89,785
  *Medigen Biotechnology Corp............................    284,000  1,149,659
  *Meiloon Co., Ltd......................................    428,053    150,824
   Mercuries & Associates, Ltd...........................  1,142,438    976,225
   Merida Industry Co., Ltd..............................    747,696  2,863,884
   Merry Electronics Co., Ltd............................    813,481    959,407
  #Microbio Co., Ltd.....................................    933,180    916,118
 #*Microelectronics Technology, Inc......................  1,557,527    590,594
  *Microlife Corp........................................     34,000     55,983
   Micro-Star International Co., Ltd.....................  3,209,075  1,448,953
  #Min Aik Technology Co., Ltd...........................    561,316  1,511,790
  #Mirle Automation Corp.................................    512,009    324,948
  #Mitac International Corp..............................  4,439,000  1,467,353
  *Mosel Vitelic, Inc....................................     23,644      1,481
 #*Motech Industries, Inc................................  1,116,000    859,593
   MPI Corp..............................................    239,000    351,856
  #Nak Sealing Technologies Corp.........................    213,954    345,139
  #Namchow Chemical Industrial Co., Ltd..................    660,000    630,426
  *Nan Ren Lake Leisure Amusement Co., Ltd...............    276,000     94,515
   Nankang Rubber Tire Co., Ltd..........................  2,148,952  2,482,215
  #Nantex Industry Co., Ltd..............................    903,138    576,552
  *Nanya Technology Corp.................................  2,937,000    140,514
  #National Petroleum Co., Ltd...........................    711,824    713,653
 #*Neo Solar Power Corp..................................  2,040,000    982,802
  *Netronix, Inc.........................................    236,000    413,334
   New Asia Construction & Development Co., Ltd..........    489,137    135,262
  *New Era Electronics Co., Ltd..........................    245,000    209,239
   Newmax Technology Co., Ltd............................    247,000    347,568
  *Nexcom International Co., Ltd.........................    117,000     99,914
  #Nichidenbo Corp.......................................    286,984    197,714
  #Nien Hsing Textile Co., Ltd...........................  1,032,612    706,801
  *Nishoku Technology, Inc...............................     55,000    100,596

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
  *Nuvoton Technology Corp...............................    213,000 $  205,916
  *Ocean Plastics Co., Ltd...............................    580,200    466,545
   OptoTech Corp.........................................  2,171,886    805,263
  *Orient Semiconductor Electronics, Ltd.................  1,846,000    252,431
  #Oriental Union Chemical Corp..........................  2,601,267  2,757,785
  #Orise Technology Co., Ltd.............................    322,000    356,986
   Pacific Construction Co., Ltd.........................    661,921    176,772
  *Pan Jit International, Inc............................  1,280,541    424,530
  *Pan-International Industrial Corp.....................  1,366,893  1,127,790
  #Paragon Technologies Co., Ltd.........................    276,571    318,775
   PChome Online, Inc....................................     53,000    239,607
  #Phihong Technology Co., Ltd...........................    936,901    613,191
  *Phoenix Tours International, Inc......................    171,000    366,585
 #*Phytohealth Corp......................................    561,926    874,342
  *Picvue Electronics, Ltd...............................     72,760         --
 #*Pihsiang Machinery Manufacturing Co., Ltd.............    505,534    597,601
 #*Pixart Imaging, Inc...................................    303,150    626,957
   Plotech Co., Ltd......................................    146,000     56,421
  #Polytronics Technology Corp...........................    223,027    388,992
  *Portwell, Inc.........................................    292,000    279,557
  *Posiflex, Inc.........................................     21,000     40,325
  *Potrans Electrical Corp...............................    228,000     34,029
  *Power Quotient International Co., Ltd.................    905,000    377,262
   Powercom Co., Ltd.....................................    677,140    151,100
 #*Powertech Industrial Co., Ltd.........................    363,000    233,490
  *Poya Co., Ltd.........................................     93,000    218,290
  *President Securities Corp.............................  2,848,488  1,534,353
   Prime Electronics and Satellitics, Inc................    490,879    429,768
   Prince Housing & Development Corp.....................  3,051,782  2,050,250
  *Procomp Informatics, Ltd..............................     21,675         --
  *Prodisc Technology, Inc...............................  1,707,199      9,935
  #Promate Electronic Co., Ltd...........................    602,000    480,973
 #*Promise Technology, Inc...............................    503,286    189,224
  *Protop Technology Co., Ltd............................    192,000      1,380
  *P-Two Industries, Inc.................................     13,000      7,071
 #*Qisda Corp............................................  5,565,900  1,198,639
  *Quanta Storage, Inc...................................    352,000    209,186
  #Quintain Steel Co., Ltd...............................  1,312,824    280,505
  #Radium Life Tech Corp.................................  2,143,902  1,332,960
   Ralec Electronic Corp.................................    103,209     95,852
  #Realtek Semiconductor Corp............................  1,659,420  3,119,720
  #Rechi Precision Co., Ltd..............................  1,012,387    721,863
  *Rexon Industrial Corp., Ltd...........................    126,000     23,445
  *Rich Development Co., Ltd.............................  1,063,974    515,171
   Richtek Technology Corp...............................    539,000  2,929,959
 #*Ritek Corp............................................ 10,463,387  1,069,488
  *Ruentex Engineering & Construction Co.................     14,000     17,227
  *Run Long Construction Co., Ltd........................    296,000    351,257
  *Sainfoin Technology Corp..............................    131,260         --
   Sampo Corp............................................  2,369,327    732,361
   San Fang Chemical Industry Co., Ltd...................    487,789    384,633
  *San Shing Fastech Corp................................     18,000     26,195
 #*Sanyang Industrial Co., Ltd...........................  2,704,628  1,719,689
  #Sanyo Electric Taiwan Co., Ltd........................    508,000    513,594
   SCI Pharmtech, Inc....................................     71,936    153,006
  #SDI Corp..............................................    446,000    293,490
   Senao International Co., Ltd..........................    375,541  1,221,521
 #*Sercomm Corp..........................................    649,000    871,778
  #Sesoda Corp...........................................    489,250    517,182
   Shan-Loong Transportation Co., Ltd....................     24,000     17,536
   Sheng Yu Steel Co., Ltd...............................    552,980    338,711

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #ShenMao Technology, Inc................................   341,891 $  368,700
   Shih Wei Navigation Co., Ltd...........................   650,598    536,551
  #Shihlin Electric & Engineering Corp.................... 1,191,000  1,414,082
 #*Shihlin Paper Corp.....................................   446,000    681,748
   Shin Hai Gas Corp......................................     1,050      1,355
  #Shin Zu Shing Co., Ltd.................................   394,144  1,361,091
 #*Shining Building Business Co., Ltd.....................   855,882    593,405
  #Shinkong Insurance Co., Ltd............................   798,131    509,374
   Shinkong Synthetic Fibers Co., Ltd..................... 7,179,395  2,201,323
   Shiny Chemical Industrial Co., Ltd.....................   186,000    246,936
  *Shuttle, Inc........................................... 1,025,152    348,790
  #Sigurd Microelectronics Corp........................... 1,526,974  1,266,433
  *Silicon Integrated Systems Corp........................ 2,289,820    837,792
  #Silitech Technology Corp...............................   495,533    736,801
  #Sinbon Electronics Co., Ltd............................   640,000    561,313
   Sincere Navigation Corp................................ 1,244,786  1,043,215
  *Singatron Enterprise Co., Ltd..........................   163,000    128,160
   Sinkang Industries, Ltd................................   153,521     51,832
  #Sinkong Textile Co., Ltd...............................   695,542    835,013
   Sinmag Equipment Corp..................................   109,200    450,573
 #*Sino-American Silicon Products, Inc.................... 1,231,000  1,187,699
  #Sinon Corp............................................. 1,348,510    590,567
  #Sinphar Pharmaceutical Co., Ltd........................   464,588    451,336
  #Sinyi Realty Co., Ltd..................................   610,636    816,834
  *Sirtec International Co., Ltd..........................   295,000    327,747
  #Sitronix Technology Corp...............................   427,879    535,947
  *Siward Crystal Technology Co., Ltd.....................   447,000    124,255
   Skymedi Corp...........................................   205,000    190,311
  *Soft-World International Corp..........................   390,000    594,109
   Solar Applied Materials Technology Co..................   980,581  1,092,738
  *Solomon Technology Corp................................   147,138     55,621
 #*Solytech Enterprise Corp...............................   702,000    203,944
  #Sonix Technology Co., Ltd..............................   625,000    772,863
   Southeast Cement Co., Ltd..............................   899,700    392,289
   Spirox Corp............................................    66,000     25,172
   Sporton International, Inc.............................    79,960    181,402
  *St. Shine Optical Co., Ltd.............................   146,000  1,906,941
  #Standard Chemical & Pharmaceutical Co., Ltd............   331,571    274,387
   Star Comgistic Capital Co., Ltd........................   344,785    123,620
  #Stark Technology, Inc..................................   445,860    366,689
  #Sunonwealth Electric Machine Industry Co., Ltd.........   576,487    345,143
  *Sunplus Technology Co., Ltd............................ 2,080,000    579,813
  #Sunrex Technology Corp.................................   768,736    322,255
   Sunspring Metal Corp...................................   167,000    153,418
  #Super Dragon Technology Co., Ltd.......................   202,382    160,637
  #Supreme Electronics Co., Ltd...........................   743,000    270,655
  *Swancor Ind Co., Ltd...................................    70,000     93,409
   Sweeten Construction Co., Ltd..........................   386,889    211,366
   Syncmold Enterprise Corp...............................   398,000    685,690
  *Synmosa Biopharma Corp.................................   175,000    177,265
  *Sysage Technology Co., Ltd.............................   100,000     84,298
   Sysware Systex Corp....................................   242,388    255,856
   Ta Chen Stainless Pipe Co., Ltd........................ 1,927,953    933,477
  *Ta Chong Bank, Ltd..................................... 5,718,322  1,793,477
  *Ta Chong Securities Co., Ltd...........................    84,000     20,856
   Ta Ya Electric Wire & Cable Co., Ltd................... 2,147,306    494,373
  #Ta Yih Industrial Co., Ltd.............................   194,000    318,196
  #Tah Hsin Industrial Corp...............................   455,000    427,920
  *TAI Roun Products Co., Ltd.............................   239,000     85,047
  #TA-I Technology Co., Ltd...............................   655,778    372,306
   Taichung Commercial Bank............................... 6,136,592  1,941,231

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  *TaiDoc Technology Corp.................................    87,000 $  126,860
 #*Taiflex Scientific Co., Ltd............................   626,000    653,582
  *Taimide Tech, Inc......................................   162,000    168,577
  #Tainan Enterprises Co., Ltd............................   465,370    452,085
  #Tainan Spinning Co., Ltd............................... 3,639,988  1,605,370
  #Taisun Enterprise Co., Ltd............................. 1,127,428    601,330
   Taita Chemical Co., Ltd................................   724,952    214,486
  #Taiwan Acceptance Corp.................................   264,480    567,665
  *Taiwan Business Bank...................................   758,933    210,938
  #Taiwan Cogeneration Corp............................... 1,235,566    792,407
  #Taiwan Fire & Marine Insurance Co., Ltd................   853,338    598,452
  *Taiwan Flourescent Lamp Co., Ltd.......................   176,000     17,954
   Taiwan Fu Hsing Industrial Co., Ltd....................   506,000    400,043
   Taiwan Hon Chuan Enterprise Co., Ltd...................   938,814  1,997,210
  *Taiwan Hopax Chemicals Manufacturing Co., Ltd..........   192,120     76,285
  *Taiwan Kolin Co., Ltd.................................. 1,356,000         --
  *Taiwan Land Development Corp........................... 2,458,483    957,241
 #*Taiwan Life Insurance Co., Ltd......................... 1,360,232    806,459
  #Taiwan Line Tek Electronic Co., Ltd....................   301,529    304,715
   Taiwan Mask Corp.......................................   791,412    250,462
   Taiwan Navigation Co., Ltd.............................   610,777    478,783
   Taiwan Paiho Co., Ltd.................................. 1,041,287    568,010
  *Taiwan PCB Techvest Co., Ltd...........................   665,548    919,675
  #Taiwan Prosperity Chemical Corp........................   442,000    504,863
  #Taiwan Pulp & Paper Corp............................... 1,554,980    455,779
  #Taiwan Sakura Corp.....................................   934,003    498,271
   Taiwan Secom Co., Ltd..................................   939,332  1,998,936
  *Taiwan Semiconductor Co., Ltd..........................   335,000    143,170
  #Taiwan Sogo Shinkong Security Co., Ltd.................   997,278  1,128,324
  *Taiwan Styrene Monomer Corp............................ 2,280,303    577,848
  *Taiwan Surface Mounting Technology Co., Ltd............   707,000  1,048,637
  #Taiwan Tea Corp........................................ 2,487,897  1,203,016
  *Taiwan Union Technology Corp...........................   560,000    270,295
   Taiyen Biotech Co., Ltd................................   710,000    473,690
  *Tang Eng Iron Works Co., Ltd...........................    54,000     49,703
 #*Tatung Co., Ltd........................................ 8,166,455  1,872,950
  *Te Chang Construction Co., Ltd.........................   107,000    111,700
   Teco Electric & Machinery Co., Ltd..................... 4,753,000  3,227,136
  *Tecom, Ltd.............................................   108,114      7,097
  *Tekcore Co., Ltd.......................................   127,000     49,646
  #Ten Ren Tea Co., Ltd...................................   178,980    274,471
  #Test Research, Inc.....................................   575,926    941,080
   Test-Rite International Co., Ltd....................... 1,270,495    940,860
  *ThaiLin Semiconductor Corp.............................   120,000     40,183
  #Thinking Electronic Industrial Co., Ltd................   319,204    303,921
  #Thye Ming Industrial Co., Ltd..........................   671,360    637,411
   TNC Industrial Corp., Ltd..............................   197,000    137,820
   Ton Yi Industrial Corp................................. 2,949,644  1,659,582
  #Tong Hsing Electronic Industries, Ltd..................   431,963  1,497,671
  #Tong Yang Industry Co., Ltd............................ 1,490,382  1,201,114
  #Tong-Tai Machine & Tool Co., Ltd.......................   709,313    528,882
  #Topco Scientific Co., Ltd..............................   541,082    799,512
  *Topco Technologies Corp................................    46,000     92,594
   Topoint Technology Co., Ltd............................   565,111    317,963
  *Toung Loong Textile Manufacturing......................    88,000     68,763
  *Transasia Airways Corp.................................   232,000    110,334
   Transcend Information, Inc.............................   724,651  1,821,416
  #Tsann Kuen Enterprise Co., Ltd.........................   399,686    826,026
  *TSC Auto ID Technology Co., Ltd........................    17,000     49,598
  #TTET Union Corp........................................   270,000    459,783
  #*TTY Biopharm Co., Ltd.................................   555,280  1,733,163

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
  #Tung Ho Steel Enterprise Corp.........................  2,725,000 $2,582,190
  #Tung Ho Textile Co., Ltd..............................    598,000    164,565
   Tung Thih Electronic Co., Ltd.........................    167,000    384,707
   TXC Corp..............................................  1,074,053  1,865,407
   TYC Brother Industrial Co., Ltd.......................    717,218    254,769
 #*Tycoons Group Enterprise Co., Ltd.....................  1,896,182    286,631
 #*Tyntek Corp...........................................  1,341,393    290,326
  *Tze Shin International Co., Ltd.......................    356,416    170,208
  *Ubright Optronics Corp................................     88,000    415,107
 #*Union Bank of Taiwan..................................  3,222,537  1,102,492
   Unitech Electronics Co., Ltd..........................    281,804    134,550
  #Unitech Printed Circuit Board Corp....................  2,274,370    666,226
   United Integration Service Co., Ltd...................    881,439    773,034
 #*Unity Opto Technology Co., Ltd........................  1,024,500    831,571
   Universal Cement Corp.................................  1,409,191    672,449
  *Universal Microelectronics Co., Ltd...................     84,000     18,499
   Universal, Inc........................................     98,971     55,552
   Unizyx Holding Corp...................................  1,515,430    616,600
  #UPC Technology Corp...................................  2,893,910  1,489,843
   Userjoy Technology Co., Ltd...........................     41,000     66,918
   USI Corp..............................................  2,917,734  2,195,102
  *Vanguard International Semiconductor Corp.............  1,143,000    740,431
   Ve Wong Corp..........................................    433,696    286,436
  *Veutron Corp..........................................     51,628      5,329
  *Via Technologies, Inc.................................  1,520,500    696,174
   Viking Tech Corp......................................     43,000     32,687
  #Visual Photonics Epitacy Co., Ltd.....................    859,696    900,556
  *Vivotek, Inc..........................................    187,000    584,818
 #*Wafer Works Corp......................................    411,580    162,696
  *Wah Hong Industrial Corp..............................     91,000    125,675
   Wah Lee Industrial Corp...............................    693,000    886,441
  *Walsin Lihwa Corp.....................................  3,797,000  1,038,098
  *Walsin Technology Corp., Ltd..........................  2,165,873    480,490
  *Walton Advanced Engineering, Inc......................  1,137,197    296,949
  *Walton Chaintech Corp.................................    171,526    268,214
  *Wan Hai Lines Co., Ltd................................  1,866,000    912,191
   WAN HWA Enterprise Co., Ltd...........................    609,608    298,223
   Waterland Financial Holdings Co., Ltd.................  5,179,131  1,566,362
  *Ways Technical Corp., Ltd.............................    203,000    370,273
  *WEI Chih Steel Industrial Co., Ltd....................    433,000     65,893
  #Wei Chuan Foods Corp..................................  1,542,000  1,640,201
  *Wei Mon Industry Co., Ltd.............................    975,000    463,860
  #Weikeng Industrial Co., Ltd...........................    795,100    553,513
   Well Shin Technology Co., Ltd.........................    226,000    310,029
  *Wellypower Optronics Corp.............................    491,000    190,514
 #*Weltrend Semiconductor, Inc...........................    951,833    335,101
 #*Win Semiconductors Corp...............................  1,253,000  1,279,291
 #*Winbond Electronics Corp.............................. 11,263,138  1,516,173
  *Wintek Corp...........................................  6,673,000  2,632,828
   Wisdom Marine Lines Co., Ltd..........................    235,400    307,532
  #Wistron NeWeb Corp....................................    802,069  1,192,389
  #WT Microelectronics Co., Ltd..........................  1,087,879  1,314,867
  *WUS Printed Circuit Co., Ltd..........................  1,301,000    527,093
  *XAC Automation Corp...................................    107,000     92,500
  *Xxentria Technology Materials Corp....................    469,000    699,065
 #*Yageo Corp............................................  7,705,000  2,228,708
  *Yang Ming Marine Transport Corp.......................  2,097,000    817,680
   YC INOX Co., Ltd......................................  1,182,171    622,678
  *YeaShin International Development Co., Ltd............    312,000    231,666
  #Yem Chio Co., Ltd.....................................  1,061,576    753,578
   YFY, Inc..............................................  4,607,212  1,875,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
 #*Yi Jinn Industrial Co., Ltd.........................    424,312 $    100,825
   Yieh Phui Enterprise Co., Ltd.......................  4,115,338    1,146,193
  #Young Fast Optoelectronics Co., Ltd.................    530,872      909,279
  #Young Optics, Inc...................................    209,111      461,612
 #*Youngtek Electronics Corp...........................    347,532      713,876
  *Yufo Electronics Co., Ltd...........................     37,000       24,442
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.....    270,869      511,625
   Yung Tay Engineering Co., Ltd.......................  1,170,000    2,330,244
  #YungShin Global Holding Corp........................    635,300      861,830
   Zeng Hsing Industrial Co., Ltd......................    151,000      507,658
  #Zenitron Corp.......................................    740,000      447,982
  #Zig Sheng Industrial Co., Ltd.......................  1,626,270      495,862
   Zinwell Corp........................................  1,171,586      945,236
  #Zippy Technology Corp...............................    397,948      277,590
                                                                   ------------
TOTAL TAIWAN...........................................             406,004,257
                                                                   ------------
THAILAND -- (3.5%)
   A.J. Plast PCL (Foreign)............................    770,388      379,539
   Aapico Hitech PCL (Foreign).........................    425,400      308,120
   Aeon Thana Sinsap (Thailand) PCL (Foreign)..........    142,500      324,286
   Amata Corp. PCL (Foreign)...........................  1,818,700      913,800
  *Apex Development PCL (Foreign)......................      3,536           --
  *Asia Green Energy PCL (Foreign).....................    619,900       75,642
   Asia Plus Securities PCL (Foreign)..................  3,856,000      286,841
   Asian Property Development PCL (Foreign)............  5,334,160    1,514,101
   Bangchak Petroleum PCL (Foreign)....................  2,535,700    2,171,684
   Bangkok Aviation Fuel Services PCL (Foreign)........  1,095,917      593,547
   Bangkok Chain Hospital PCL (Foreign)................  4,195,650    1,279,913
   Bangkok Expressway PCL (Foreign)....................  1,473,100    1,333,720
   Bangkok Insurance PCL (Foreign).....................    127,501    1,110,694
   Bangkok Life Assurance PCL (Foreign) NVDR...........  1,718,600    2,369,033
  *Bangkok Metro PCL (Foreign).........................  8,870,600      193,909
  *Bangkok Rubber PCL (Foreign)........................     14,600        1,181
   Bangkokland PCL (Foreign)........................... 39,025,670    1,680,714
   Bumrungrad Hospital PCL (Foreign)...................  1,241,000    3,067,072
   C.S. Loxinfo PCL (Foreign)..........................    694,200      208,373
   Cal-Comp Electronics (Thailand) PCL (Foreign).......  5,047,200      438,028
  *Central Paper Industry PCL (Foreign)................         20        1,370
   Central Plaza Hotel PCL (Foreign)...................  2,548,900    1,621,649
   CH Karnchang PCL (Foreign)..........................  5,219,100    1,472,927
   Charoong Thai Wire & Cable PCL (Foreign)............    452,700      144,007
   Delta Electronics Thailand PCL (Foreign)............  1,879,600    1,793,746
   Dhipaya Insurance PCL (Foreign).....................     69,500       57,255
   Diamond Building Products PCL (Foreign).............  1,542,400      395,036
  *DSG International Thailand PCL (Foreign)............    938,500      270,986
   Dynasty Ceramic PCL (Foreign).......................    777,200    1,204,470
   Eastern Water Resources Development & Management
     PCL (Foreign).....................................  3,141,200    1,301,574
   Electricity Generating PCL (Foreign)................    747,700    3,195,716
   Electricity Generating PCL (Foreign) NVDR...........     26,300      112,408
   Erawan Group PCL (Foreign)..........................  4,321,970      482,256
   Esso (Thailand) PCL (Foreign).......................  6,185,400    2,179,521
  *G J Steel PCL (Foreign)............................. 47,637,200      217,592
  *G Steel PCL (Foreign)............................... 27,015,300      308,494
  *GFPT PCL(Foreign)...................................  2,406,300      573,115
  *GMM Grammy PCL (Foreign)............................  1,031,700      649,651
   Hana Microelectronics PCL (Foreign).................  1,561,696    1,120,956
   Hermraj Land & Development PCL (Foreign)............ 18,324,100    1,877,249
   Home Product Center PCL (Foreign)...................  2,257,073      839,499
   ICC International PCL (Foreign).....................    204,600      277,028
  *Italian-Thai Development PCL (Foreign) NVDR.........  8,107,230    1,068,620
  *ITV PCL (Foreign)...................................  2,785,600       95,428

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
   Jasmine International PCL (Foreign)................... 12,427,200 $1,962,403
   Kang Yong Electric PCL (Foreign)......................     23,900    253,426
  *KCE Electronics PCL (Foreign).........................    553,400    175,138
   KGI Securities (Thailand) PCL (Foreign)...............  3,114,900    223,582
   Khon Kaen Sugar Industry PCL (Foreign)................  2,760,900  1,216,057
   Kiatnakin Bank PCL (Foreign)..........................    256,000    371,680
   Kiatnakin Bank PCL (Foreign) NVDR.....................  1,157,400  1,680,401
   L.P.N. Development PCL (Foreign) NVDR.................    411,500    243,007
  *Laguna Resorts & Hotels PCL (Foreign).................     80,500     93,895
   Lanna Resources PCL (Foreign).........................    869,500    695,033
   Loxley PCL (Foreign)..................................  3,670,520    555,668
   LPN Development PCL (Foreign).........................  1,488,000    878,721
   Major Cineplex Group PCL (Foreign)....................  1,940,700  1,247,367
   MBK PCL (Foreign).....................................    330,900  1,192,967
   MCOT PCL (Foreign)....................................  1,172,500  1,281,525
  *Minor International PCL (Foreign).....................  5,404,213  3,226,659
   Modernform Group PCL (Foreign)........................    331,400     74,065
   Muang Thai Insurance PCL (Foreign)....................     19,588     47,292
   Muramoto Electronic (Thailand) PCL (Foreign)..........     14,000     82,675
   Patum Rice Mill & Granary PCL (Foreign)...............      5,500     17,765
   Polyplex PCL (Foreign)................................  1,497,100    674,061
   Precious Shipping PCL (Foreign).......................  2,003,100    875,744
  *President Rice Products PCL (Foreign).................      2,700      5,638
   Preuksa Real Estate PCL (Foreign).....................  3,724,700  2,381,864
   Property Perfect PCL (Foreign)........................ 12,220,600    442,573
   Quality Houses PCL (Foreign).......................... 18,063,608  1,261,211
  *Raimon Land PCL (Foreign)............................. 13,557,900    884,692
   Ratchaburi Electricity Generating Holding PCL
     (Foreign)...........................................     37,300     65,716
  *Regional Container Lines PCL (Foreign)................  1,850,300    422,581
  *Robinson Department Store PCL (Foreign)...............  1,029,325  2,040,179
  *Rojana Industrial Park PCL (Foreign)..................  3,199,300  1,007,284
   Saha Pathana Inter-Holding PCL (Foreign)..............    680,300    654,775
   Saha-Union PCL (Foreign)..............................    581,000    720,326
  *Sahaviriya Steel Industries PCL (Foreign)............. 36,151,800    778,473
   Samart Corp. PCL (Foreign)............................  1,860,900    680,003
   Samart I-Mobile PCL (Foreign).........................  8,442,100    600,450
   Samart Telcoms PCL (Foreign)..........................  1,181,000    739,811
   Sansiri PCL (Foreign)................................. 12,672,108  1,273,412
   SC Asset Corp. PCL (Foreign)..........................  1,443,300    904,123
   SE-Education PCL (Foreign)............................    152,790     55,333
   Siam City Cement PCL (Foreign)........................    127,600  1,773,494
   Siam Future Development PCL (Foreign).................  2,177,775    540,003
  *Siam Global House PCL (Foreign).......................  1,066,800    577,777
   Siam Makro PCL (Foreign)..............................    117,200  1,758,956
   Siamgas & Petrochemicals PCL (Foreign)................  1,753,100    829,362
   Sino-Thai Engineering & Construction PCL (Foreign)....  2,222,600  1,551,832
   SNC Former PCL (Foreign)..............................    569,600    429,291
   Somboon Advance Technology PCL........................     15,850     14,609
   Somboon Advance Technology PCL (Foreign)..............    728,000    670,995
  *SPCG PCL (Foreign)....................................    666,000    332,457
   Sri Trang Agro Industry PCL (Foreign).................  2,357,590  1,215,332
  *Srithai Superware PCL (Foreign).......................    531,700    503,077
   STP & I PCL (Foreign).................................    746,935  1,389,080
   Supalai PCL (Foreign).................................  2,942,733  1,843,409
  *SVI PCL (Foreign).....................................  3,904,200    496,782
  *Tata Steel (Thailand) PCL (Foreign)...................  9,617,100    251,017
  *Thai Airways International PCL (Foreign)..............  3,877,100  2,922,056
  *Thai Airways International PCL (Foreign) NVDR.........    141,400    106,569
   Thai Carbon Black PCL (Foreign).......................    278,400    252,059
  *Thai Central Chemical PCL (Foreign)...................    105,300     71,803
   Thai Rayon PCL (Foreign)..............................      1,700      2,829

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
  *Thai Reinsurance PCL (Foreign)......................  5,072,500 $    655,370
  *Thai Reinsurance PCL (Foreign) NVDR.................    833,200      107,650
  *Thai Rung Union Car PCL (Foreign)...................    397,300      141,291
   Thai Stanley Electric PCL (Foreign).................    156,000    1,109,560
   Thai Tap Water Supply PCL (Foreign).................  7,007,700    1,806,226
   Thai Union Frozen Products PCL (Foreign)............    116,290      273,177
   Thai Vegetable Oil PCL (Foreign)....................  1,833,175    1,471,325
   Thai Wacoal PCL (Foreign)...........................     78,000      121,517
  *Thaicom PCL (Foreign)...............................  2,518,100    1,807,445
   Thai-German Ceramic Industry PCL (Foreign)..........  1,267,900      183,670
   Thanachart Capital PCL (Foreign)....................  2,352,200    2,839,524
   Thoresen Thai Agencies PCL (Foreign)................  1,429,700      746,336
   Ticon Industrial Connection PCL (Foreign)...........  1,844,587      788,388
  *Tipco Asphalt PCL (Foreign).........................    306,190      459,535
   TIPCO Foods PCL (Foreign)...........................    130,682       24,729
   Tisco Financial Group PCL (Foreign).................  1,212,500    1,770,290
  *Toyo-Thai Corp PCL (Foreign)........................    690,600      613,992
   TPI Polene PCL (Foreign)............................  3,716,960    1,709,923
  *True Corp. PCL (Foreign)............................ 23,704,694    3,944,337
  *Tycoons Worldwide Group PCL (Foreign)...............    804,700      169,341
   Univanich Palm Oil PCL (Foreign)....................     60,700      188,140
   Vanachai Group PCL (Foreign)........................  2,634,566      417,748
   Vibhavadi Medical Center PCL (Foreign)..............    585,600      134,698
   Vinythai PCL (Foreign)..............................  2,273,034    1,364,562
   Workpoint Entertainment PCL (Foreign)...............    407,300      401,985
                                                                   ------------
TOTAL THAILAND.........................................             112,281,873
                                                                   ------------
TURKEY -- (2.8%)
   Adana Cimento Sanayii T.A.S. Series A...............    314,641      619,813
   Adana Cimento Sanayii T.A.S. Series C...............     68,238       26,660
  *Afyon Cimento Sanayi T.A.S..........................      6,850      273,352
   Akcansa Cimento A.S.................................    278,579    1,371,964
  *Akenerji Elektrik Uretim A.S........................    686,112      800,183
  *Akfen Holding A.S...................................    261,434    1,324,653
   Aksa Akrilik Kimya Sanayii A.S......................    573,911    1,507,618
   Aksigorta A.S.......................................    791,541      892,670
  *Aktas Elektrik Ticaret A.S..........................        370       30,962
   Alarko Holding A.S..................................    463,399    1,075,773
  *Albaraka Turk Katilim Bankasi A.S...................  1,724,147    1,366,406
  *Alcatel-Lucent Teletas Telekomunikasyon A.S.........          1            1
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.    110,344    2,203,504
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S............  1,341,783      688,254
  *Anadolu Cam Sanayii A.S.............................    678,223    1,014,551
   Anadolu Hayat Sigorta A.S...........................    472,005    1,180,362
   Aselsan Elektronik Sanayi Ve Ticaret A.S............    269,268    1,018,944
  *Asya Katilim Bankasi A.S............................  3,162,283    3,549,216
   Ayen Enerji A.S.....................................         --           --
   Aygaz A.S...........................................    124,525      574,164
   Bagfas Bandirma Gubre Fabrikalari A.S...............     34,971    1,078,268
  *Banvit Bandirma Vitaminli Yem Sanayii A.S...........    210,446      431,960
   Baticim Bati Anabolu Cimento Sanayii A.S............    220,953      828,434
   Bizim Toptan Satis Magazalari A.S...................    112,998    1,547,402
   Bolu Cimento Sanayii A.S............................    359,959      264,988
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......     59,854      898,290
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.........        989       87,825
  *Boyner Buyuk Magazacilik A.S........................    217,168      499,530
   Bursa Cimento Fabrikasi A.S.........................    194,283      515,585
  *Celebi Hava Servisi A.S.............................     36,194      413,105
   Cimsa Cimento Sanayi ve Ticaret A.S.................    262,753    1,242,366
  *Deva Holding A.S....................................    212,008      239,093
  *Dogan Gazetecilik A.S...............................    114,947       93,077

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
  *Dogan Sirketler Grubu Holding A.S...................... 5,005,457 $2,177,539
  *Dogan Yayin Holding A.S................................ 2,912,329  1,055,863
   Dogus Otomotiv Servis ve Ticaret A.S...................   490,086  1,822,621
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S........   218,428    614,563
   Eczacibasi Yatirim Holding Ortakligi A.S...............   220,616    721,337
   EGE Seramik Sanayi ve Ticaret A.S......................   393,240    498,240
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S................................ 1,137,642  1,205,862
  *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S.....    19,461    431,807
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.
    (B03MSV9).............................................    10,276    226,445
   Gentas Genel Metal Sanayi ve Ticaret A.S...............   463,448    341,156
  *Global Yatirim Holding A.S............................. 1,487,444  1,045,178
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S........     8,540      2,382
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....    28,745    862,037
   Goodyear Lastikleri T.A.S..............................    31,518    922,889
  *GSD Holding A.S........................................ 1,349,296    519,209
  *Gubre Fabrikalari Ticaret A.S..........................   140,650    985,455
  *Gunes Sigorta A.S......................................   254,048    296,375
   Hektas Ticaret T.A.S...................................        --         --
  *Hurriyet Gazetecilik ve Matbaacilik A.S................   821,279    370,802
  *Ihlas EV Aletleri A.S..................................   387,355    153,410
  *Ihlas Holding A.S...................................... 4,740,263  3,463,524
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............   599,231  1,511,859
  *Is Finansal Kiralama A.S...............................   872,130    476,518
   Is Yatirim Menkul Degerler A.S.........................   234,612    227,976
  *Isiklar Yatirim Holding A.S............................   237,725     84,828
  *Izmir Demir Celik Sanayi A.S...........................   429,065    973,694
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A.............................................. 1,003,252    823,068
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B..............................................   488,477    566,805
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.............................................. 3,162,228  2,327,942
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.................   266,647    165,074
   Kartonsan Karton Sanayi ve Ticaret A.S.................     5,266    708,428
  *Kerevitas Gida Sanayii ve Ticaret A.S..................     8,607    211,816
   Konya Cimento Sanayii A.S..............................     5,538    958,422
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S..........................................   128,742    257,894
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......... 1,246,039  3,163,627
   Mardin Cimento Sanayii ve Ticaret A.S..................   256,931    736,615
  *Marshall Boya ve Vernik A.S............................    20,057    562,370
  *Marti Otel Isletmeleri A.S.............................        --         --
  *Menderes Tekstil Sanayi ve Ticaret A.S.................   831,656    278,193
  *Metro Ticari ve Mali Yatirimlar Holding A.S............   899,014    236,064
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........   149,549     91,756
  *Mudurnu Tavukculuk A.S.................................     1,740        437
  *Nergis Holding A.S.....................................     1,784      3,682
  *Net Holding A.S........................................ 1,294,842  1,287,109
  *Net Turizm Ticaret ve Sanayi A.S....................... 1,076,216    384,562
   Netas Telekomunikasyon A.S.............................   139,160    806,697
   Nuh Cimento Sanayi A.S.................................   266,953  1,463,022
   Otokar Otomotive Ve Savunma Sanayi A.S.................    51,928  1,150,076
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   389,187  1,428,805
   Petkim Petrokimya Holding A.S.......................... 2,162,168  2,473,179
   Pinar Entegre Et ve Un Sanayi A.S......................   111,334    356,692
   Pinar SUT Mamulleri Sanayii A.S........................   119,566    976,720
  *Polyester Sanayi A.S...................................   569,907    381,492
  *Raks Elektronik Sanayi ve Ticaret A.S..................     2,730      1,203
  *Reysas Tasimacilik ve Lojistik Ticaret A.S.............     8,051      3,324
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.....   238,910    306,690
  *Sekerbank T.A.S........................................ 2,204,122  1,881,824
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S...............   851,455  1,021,649
  *Soda Sanayii A.S.......................................   249,252    386,816
   Soktas Tekstil Sanayi ve Ticaret A.S...................        --          1
  *TAT Konserve Sanayii A.S...............................   414,156    559,429

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
   Tekfen Holding A.S................................    916,171 $    3,315,197
  *Tekstil Bankasi A.S...............................    870,891        335,205
   Tofas Turk Otomobil Fabrikasi A.S.................          1              6
  *Trabzonspor Sportif Yatirim ve T.A.S..............      2,812         17,290
  *Trakya Cam Sanayii A.S............................  1,329,358      1,626,630
   Turcas Petrol A.S.................................    472,965        765,444
   Turk Traktor ve Ziraat Makineleri A.S.............     76,602      1,675,666
   Turkiye Sinai Kalkinma Bankasi A.S................  3,267,245      3,756,235
   Ulker Biskuvi Sanayi A.S..........................    585,505      2,656,343
  *Uzel Makina Sanayii A.S...........................    172,635             --
  *Vakif Finansal Kiralama A.S.......................          1             --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........    374,093        534,312
  *Vestel Elektronik Sanayi ve Ticaret A.S...........    587,101        590,058
   Yapi Kredi Sigorta A.S............................    167,272      1,504,298
  *Zorlu Enerji Elektrik Uretim A.S..................  1,047,913        619,710
                                                                 --------------
TOTAL TURKEY.........................................                92,008,419
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,893,797,143
                                                                 --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Alpargatas SA.....................................    534,600      4,048,225
   Banco ABC Brasil SA...............................    434,709      2,469,925
   Banco Alfa de Investimento SA.....................      2,600          6,516
   Banco Daycoval SA.................................    126,800        661,142
   Banco do Estado do Rio Grande do Sul SA...........    403,347      3,187,376
   Banco Industrial e Comercial SA...................    321,920      1,055,605
  *Banco Indusval SA.................................     11,800         39,158
   Banco Mercantil do Brasil SA......................      8,069         44,694
   Banco Panamericano SA.............................    552,900      1,268,563
   Banco Pine SA.....................................     96,735        676,320
   Banco Sofisa SA...................................     92,600        162,764
   Bardella SA Industrias Mecanicas..................        500         19,864
  *Battistella Adm Participacoes SA..................     35,500         20,450
  *Bombril SA........................................     17,600         63,691
   Centrais Eletricas de Santa Catarina SA...........     75,400      1,103,686
   Cia de Gas de Sao Paulo SA Preferred Series A.....    109,272      2,875,650
   Cia de Saneamento do Parana SA....................    181,700        787,258
  *Cia de Tecidos Norte de Minas - Coteminas SA......    161,842        223,115
   Cia Energetica do Ceara SA Preferred Series A.....    135,700      2,448,687
   Cia Ferro Ligas da Bahia-Ferbasa..................    214,931      1,055,051
   Contax Participacoes SA...........................    158,500      1,870,582
   Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA........................................    707,800      5,621,139
  *Empressa Metropolitanade Aguas e Energia SA.......     24,000        101,977
   Energisa SA.......................................    126,700        159,073
   Eucatex SA Industria e Comercio SA................     73,627        291,456
   Forjas Taurus SA..................................    288,032        469,405
   Fras-Le Middle East SA Preferred Series A.........     30,300         73,846
  *Gol Linhas Aereas Inteligentes SA.................    155,600        777,598
  *Industria de Bebidas Antarctica Polar SA..........     23,000         29,726
  *Inepar SA Industria e Construcoes.................    279,068        263,810
   Klabin SA.........................................    743,800      4,368,939
  *Kroton Educacional SA.............................      2,934          7,396
  *Mangels Industrial SA.............................     14,600         23,147
   Marcopolo SA......................................  1,047,700      6,143,673
   Parana Banco SA...................................     41,600        277,326
   Randon Participacoes SA...........................    708,226      3,745,032
   Saraiva SA Livreiros Editores.....................    100,273      1,245,606
   Schulz SA.........................................      9,000         37,444
  *Sharp SA Equipamentos Eletronicos................. 30,200,000            297
   Suzano Papel e Celulose SA........................  1,276,798      3,319,216
   Unipar Participacoes SA Preferred Series B........  1,603,879        323,769

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
   Whirlpool SA......................................    288,416 $      445,891
                                                                 --------------
TOTAL BRAZIL.........................................                51,814,088
                                                                 --------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd..............................    178,432         15,097
                                                                 --------------
MALAYSIA -- (0.0%)
  *TA Global Berhad..................................  1,041,678         83,726
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                51,912,911
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *OSX Brasil SA Rights 11/26/12.....................     14,965            147
  *Viver Incorporadora e Construtora SA Rights
    11/05/12.........................................    117,949         11,615
                                                                 --------------
TOTAL BRAZIL.........................................                    11,762
                                                                 --------------
INDONESIA -- (0.0%)
  *PT Modern Internasional Tbk Rights 11/08/12.......     27,300            540
                                                                 --------------
MALAYSIA -- (0.0%)
  *Eng Kah Corp. Berhad 09/25/17.....................      1,990            519
  *Hartalega Holdings Berhad Warrants 05/29/15.......     12,250          4,544
  *Malayan Flour Mills Berhad Warrants 05/09/17......        850             98
  *Notion VTEC Berhad Warrants 05/02/17..............     10,316            694
  *RCE Capital Berhad Rights 11/19/12................    614,340             --
                                                                 --------------
TOTAL MALAYSIA.......................................                     5,855
                                                                 --------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.......................  2,699,832         12,515
                                                                 --------------
SOUTH AFRICA -- (0.0%)
 #*Capitec Bank Holdings, Ltd. Rights 11/09/12.......     22,904         84,368
                                                                 --------------
SOUTH KOREA -- (0.0%)
  *Lotte Non-Life Insurance Co., Ltd.
    Rights 12/04/12..................................     28,515         21,309
                                                                 --------------
TAIWAN -- (0.0%)
  *Chang Wah Electromaterials, Inc. Rights 11/08/12..     10,904          1,792
  *Howarm Construction Co., Ltd. Rights 10/17/12.....     91,237             --
                                                                 --------------
TOTAL TAIWAN.........................................                     1,792
                                                                 --------------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign) Rights
    11/30/12.........................................  3,615,180             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   138,141
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund................... 26,101,988    302,000,000
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,930,243,382)..............................            $3,247,848,195
                                                                 ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (18.8%)
  *1-800-FLOWERS.COM, Inc. Class A......................    47,037 $    170,744
   A.H. Belo Corp. Class A..............................     2,236       11,180
 #*ALCO Stores, Inc.....................................       700        6,944
  #American Greetings Corp. Class A.....................    62,335    1,070,292
  *America's Car-Mart, Inc..............................     1,104       46,213
  *Arctic Cat, Inc......................................    18,032      654,021
  *Ascent Capital Group, Inc. Class A...................     8,564      509,130
  #Autoliv, Inc.........................................     9,404      541,670
  *Ballantyne Strong, Inc...............................    16,433       66,225
 #*Barnes & Noble, Inc..................................    26,500      446,260
   Bassett Furniture Industries, Inc....................     2,900       33,263
 #*Beasley Broadcast Group, Inc. Class A................     9,471       46,029
 #*Beazer Homes USA, Inc................................    12,516      206,389
   bebe stores, Inc.....................................    24,465       99,083
   Belo Corp. Class A...................................    58,727      439,278
  #Best Buy Co., Inc....................................   197,800    3,008,538
   Big 5 Sporting Goods Corp............................     8,301       74,128
  *Biglari Holdings, Inc................................     1,657      585,932
  *Bluegreen Corp.......................................    13,073       77,523
   Bob Evans Farms, Inc.................................    52,387    1,994,373
   Bon-Ton Stores, Inc. (The)...........................     2,986       36,668
 #*Books-A-Million, Inc.................................    16,487       48,637
 #*Boyd Gaming Corp.....................................    25,600      157,952
   Brown Shoe Co., Inc..................................    74,697    1,178,719
  *Build-A-Bear Workshop, Inc...........................    26,974       96,837
 #*Cabela's, Inc........................................    53,051    2,377,215
  *Cache, Inc...........................................    19,581       53,848
   Callaway Golf Co.....................................   128,624      702,287
  *Cambium Learning Group, Inc..........................    37,733       34,337
   Canterbury Park Holding Corp.........................     2,755       27,688
  #Carnival Corp........................................   489,649   18,547,904
   Carriage Services, Inc...............................    20,916      222,337
  *Casual Male Retail Group, Inc........................    12,931       49,914
  *Cavco Industries, Inc................................     6,960      336,446
   CBS Corp. Class A....................................    28,712      933,140
   CBS Corp. Class B....................................   276,866    8,970,458
   Christopher & Banks Corp.............................    58,754      183,312
   Churchill Downs, Inc.................................     8,167      533,550
  *Coast Distribution System, Inc. (The)................       547        1,078
   Comcast Corp. Class A................................ 3,570,978  133,947,385
   Comcast Corp. Special Class A........................ 1,432,185   52,188,821
 #*Conn's, Inc..........................................    25,450      644,648
   Core-Mark Holding Co., Inc...........................    24,059    1,151,704
 #*Corinthian Colleges, Inc.............................    29,915       81,668
   CSS Industries, Inc..................................    13,050      262,305
   Culp, Inc............................................    10,036      126,855
  *Cybex International, Inc.............................    29,063       71,786
  #D.R. Horton, Inc.....................................   208,125    4,362,300
  *dELiA*s, Inc.........................................    22,143       29,229
  *Delta Apparel, Inc...................................     7,832      118,576
   Destination Maternity Corp...........................     2,583       48,974
  #Dillard's, Inc. Class A..............................   120,300    9,263,100
  *Discovery Communications, Inc. Class B...............     3,762      227,262
  *Discovery Communications, Inc. Class C...............     5,089      278,775
  *Dixie Group, Inc. (The)..............................    11,800       46,728
 #*Dorman Products, Inc.................................    20,712      632,752
   Dover Downs Gaming & Entertainment, Inc..............     5,935       14,125
  *Dover Motorsports, Inc...............................    15,098       22,345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
 #*DreamWorks Animation SKG, Inc. Class A.................  46,429 $   945,759
  *E.W. Scripps Co. Class A (The).........................  41,061     435,657
 #*Education Management Corp..............................  14,803      47,074
   Educational Development Corp...........................   1,679       6,649
   Escalade, Inc..........................................     377       1,960
  *Exide Technologies.....................................  12,523      38,195
  *Federal-Mogul Corp.....................................  38,585     290,931
  *Fisher Communications, Inc.............................   9,042     228,220
 #*Flanigan's Enterprises, Inc............................     865       6,340
   Flexsteel Industries, Inc..............................   2,068      41,629
   Foot Locker, Inc....................................... 120,973   4,052,595
   Fred's, Inc. Class A...................................  45,730     619,641
   Frisch's Restaurants, Inc..............................     600      10,728
  *Fuel Systems Solutions, Inc............................   9,636     156,778
  *Full House Resorts, Inc................................   2,574       8,108
  *Gaiam, Inc. Class A....................................   5,988      19,701
  #GameStop Corp. Class A................................. 104,752   2,391,488
   Gaming Partners International Corp.....................     800       5,000
  #Gannett Co., Inc....................................... 119,639   2,021,899
 #*General Motors Co...................................... 674,707  17,205,028
  *Genesco, Inc...........................................   6,456     369,929
  *G-III Apparel Group, Ltd...............................   1,807      66,787
  *Gray Television, Inc...................................   5,550      11,821
  #Group 1 Automotive, Inc................................  57,936   3,592,611
  *Hallwood Group, Inc. (The).............................     296       1,909
   Harte-Hanks, Inc.......................................  12,006      66,873
  *Hastings Entertainment, Inc............................     400         800
   Haverty Furniture Cos., Inc............................  33,479     502,520
  *Helen of Troy, Ltd.....................................  64,389   1,945,836
 #*hhgregg, Inc...........................................  36,388     219,784
  *Hollywood Media Corp...................................  19,037      25,319
   Hooker Furniture Corp..................................  14,814     202,063
   Hot Topic, Inc.........................................   4,456      38,322
  *Hyatt Hotels Corp. Class A.............................  12,101     441,686
 #*Iconix Brand Group, Inc................................  95,618   1,769,889
   International Speedway Corp. Class A...................  24,844     633,522
  *Isle of Capri Casinos, Inc.............................  15,434      93,839
  #J.C. Penney Co., Inc................................... 206,990   4,969,830
  #JAKKS Pacific, Inc.....................................  13,103     169,160
   Jarden Corp............................................ 108,050   5,380,890
  *Johnson Outdoors, Inc. Class A.........................  15,588     304,122
   Jones Group, Inc. (The)................................ 103,143   1,218,119
  *Journal Communications, Inc. Class A...................  77,674     435,751
   KB Home................................................  30,800     492,184
  *Kid Brands, Inc........................................  10,476      18,962
 #*K-Swiss, Inc. Class A..................................   1,039       2,369
  *Lakeland Industries, Inc...............................  11,757      71,718
  *La-Z-Boy, Inc..........................................  58,432     947,767
  *LeapFrog Enterprises, Inc..............................   2,499      22,091
 #*Lee Enterprises, Inc...................................  38,128      56,429
  #Lennar Corp. Class A................................... 224,100   8,397,027
   Lennar Corp. Class B Voting............................   7,868     223,294
  *Liberty Interactive Corp. Class A...................... 882,463  17,649,260
  *Liberty Interactive Corp. Class B......................  35,706     698,766
  *Liberty Media Corp. - Liberty Capital Class A..........  96,382  10,763,010
  *Liberty Media Corp. - Liberty Capital Class B..........   7,622     832,322
  *Liberty Ventures Series A..............................  38,401   2,185,401
  *Liberty Ventures Series B..............................   1,785      93,677
   Lifetime Brands, Inc...................................  16,635     184,648
   Lithia Motors, Inc. Class A............................  34,933   1,194,709
 #*Live Nation Entertainment, Inc......................... 145,347   1,329,925

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   Lowe's Cos., Inc......................................   188,546 $ 6,105,119
  *Luby's, Inc...........................................    44,483     284,246
  *M/I Homes, Inc........................................    37,930     843,942
   Mac-Gray Corp.........................................    13,366     173,758
   Macy's, Inc...........................................     2,016      76,749
  *Madison Square Garden Co. Class A (The)...............    29,558   1,216,607
   Marcus Corp...........................................    28,765     313,538
  *MarineMax, Inc........................................    25,977     213,791
  *Martha Stewart Living Omnimedia Class A...............    12,239      35,371
 #*McClatchy Co. Class A (The)...........................    58,519     166,779
   MDC Holdings, Inc.....................................    18,400     703,616
 #*Media General, Inc. Class A...........................    25,196     105,823
   Men's Wearhouse, Inc. (The)...........................    52,860   1,733,279
  #Meredith Corp.........................................    32,676   1,093,666
  *Meritage Homes Corp...................................    28,156   1,041,209
  *MGM Resorts International.............................   251,100   2,588,841
  *Mohawk Industries, Inc................................    98,740   8,241,828
  *Monarch Casino & Resort, Inc..........................     2,661      24,268
 #*Motorcar Parts of America, Inc........................    11,374      53,458
   Movado Group, Inc.....................................    36,900   1,169,361
  *MTR Gaming Group, Inc.................................    24,536      85,631
  *Multimedia Games Holding Co., Inc.....................    26,639     423,560
   NACCO Industries, Inc. Class A........................     6,123     310,069
  *Nautilus, Inc.........................................     1,532       4,305
  *Navarre Corp..........................................       336         568
  *New Frontier Media, Inc...............................    20,483      41,376
  *New York & Co., Inc...................................     7,626      25,700
  #News Corp. Class A.................................... 1,631,529  39,026,174
   News Corp. Class B....................................   621,962  15,150,994
  *Office Depot, Inc.....................................    39,945      99,064
   OfficeMax, Inc........................................    32,198     236,655
 #*Orchard Supply Hardware Stores Corp. Class A..........     5,557      69,018
  *Orient-Express Hotels, Ltd. Class A...................    78,398     919,609
   Outdoor Channel Holdings, Inc.........................    35,808     259,966
 #*Pacific Sunwear of California, Inc....................    48,428      82,328
 #*Penn National Gaming, Inc.............................    63,446   2,565,122
   Penske Automotive Group, Inc..........................    43,845   1,341,657
   Pep Boys - Manny, Moe & Jack (The)....................    69,700     696,303
  *Perfumania Holdings, Inc..............................       541       3,078
  *Perry Ellis International, Inc........................    23,892     493,131
  *Pinnacle Entertainment, Inc...........................    71,930     917,827
  *PulteGroup, Inc.......................................   143,221   2,483,452
   PVH Corp..............................................    31,964   3,515,720
  *Quiksilver, Inc.......................................    74,010     236,832
 #*Radio One, Inc. Class D...............................    14,255      12,117
  #RadioShack Corp.......................................    90,200     202,048
  *Red Lion Hotels Corp..................................    18,401     121,263
  *Red Robin Gourmet Burgers, Inc........................    31,175   1,041,245
   Regis Corp............................................    65,192   1,086,099
   Rent-A-Center, Inc....................................    78,435   2,614,239
  *Rick's Cabaret International, Inc.....................    13,375     109,809
  *Rocky Brands, Inc.....................................    10,329     124,051
   Royal Caribbean Cruises, Ltd..........................   322,500  10,858,575
  *Ruby Tuesday, Inc.....................................    64,362     464,694
 #*Ryman Hospitality Properties..........................    45,753   1,784,825
  *Saga Communications, Inc. Class A.....................     6,520     276,578
 #*Saks, Inc.............................................   105,202   1,081,477
   Salem Communications Corp. Class A....................    12,746      75,966
   Scholastic Corp.......................................    34,600   1,141,454
  *Scientific Games Corp. Class A........................    41,635     342,656
  *Sears Canada, Inc.....................................    48,227     524,131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
 #*Sears Holdings Corp..................................   112,601 $  7,056,705
   Service Corp. International..........................   277,569    3,897,069
   Shiloh Industries, Inc...............................    24,793      282,144
   Shoe Carnival, Inc...................................    33,450      782,061
  *Skechers U.S.A., Inc. Class A........................    49,610      823,526
   Spartan Motors, Inc..................................    24,675      115,972
   Speedway Motorsports, Inc............................    52,382      853,827
  *Sport Chalet, Inc. Class A...........................       875        1,278
  *Sport Chalet, Inc. Class B...........................       299          499
   Stage Stores, Inc....................................    60,550    1,483,475
   Standard Motor Products, Inc.........................    37,342      701,283
  *Stanley Furniture Co., Inc...........................    16,198       75,321
  #Staples, Inc.........................................   497,525    5,729,000
  *Stein Mart, Inc......................................    25,015      196,618
  *Steinway Musical Instruments, Inc....................    14,858      358,672
  #Stewart Enterprises, Inc. Class A....................    85,569      664,871
   Strattec Security Corp...............................     5,556      126,232
   Superior Industries International, Inc...............    44,353      757,993
   Superior Uniform Group, Inc..........................     8,978      105,312
  *Systemax, Inc........................................    11,951      130,744
  *Tandy Brands Accessories, Inc........................     7,878       11,896
   Tandy Leather Factory, Inc...........................       500        2,650
   Time Warner Cable, Inc...............................   693,942   68,776,592
   Time Warner, Inc..................................... 1,534,860   66,689,667
  *Toll Brothers, Inc...................................   203,299    6,710,900
  *Trans World Entertainment Corp.......................     5,781       19,655
  *Tuesday Morning Corp.................................    60,500      361,185
  *Unifi, Inc...........................................    43,422      609,211
  #Vail Resorts, Inc....................................    11,600      658,648
  *VOXX International Corp..............................    37,868      235,539
   Walt Disney Co. (The)................................    26,220    1,286,615
  #Washington Post Co. Class B (The)....................     5,780    1,927,688
   Wendy's Co. (The)....................................   244,750    1,045,082
  *West Marine, Inc.....................................    27,355      282,851
  *Wet Seal, Inc. Class A (The).........................    17,331       49,567
   Whirlpool Corp.......................................    30,049    2,935,186
  *WMS Industries, Inc..................................    41,662      684,507
   Wyndham Worldwide Corp...............................   262,116   13,210,646
  *Zale Corp............................................     2,242       16,098
                                                                   ------------
Total Consumer Discretionary............................            650,948,601
                                                                   ------------
Consumer Staples -- (7.6%)
   Alico, Inc...........................................       960       30,134
  *Alliance One International, Inc......................    44,074      133,985
   Andersons, Inc. (The)................................    18,233      716,192
   Archer-Daniels-Midland Co............................   813,476   21,833,696
   B&G Foods, Inc.......................................     4,883      147,808
   Beam, Inc............................................   131,553    7,309,085
   Bunge, Ltd...........................................   121,368    8,620,769
   CCA Industries, Inc..................................     8,323       36,205
  *Central Garden & Pet Co..............................    32,000      354,560
  *Central Garden & Pet Co. Class A.....................    60,653      683,559
  *Chiquita Brands International, Inc...................    63,990      461,368
  *Constellation Brands, Inc. Class A...................   249,042    8,801,144
  *Constellation Brands, Inc. Class B...................    12,715      451,001
  *Craft Brew Alliance, Inc.............................    11,669       88,451
  #CVS Caremark Corp.................................... 1,510,745   70,098,568
 #*Dole Food Co., Inc...................................    19,567      246,349
  *Farmer Bros. Co......................................    10,645      103,576
  #Fresh Del Monte Produce, Inc.........................    39,780    1,001,263
   Griffin Land & Nurseries, Inc........................     1,500       38,925

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
  *Hain Celestial Group, Inc. (The).....................    43,646 $  2,522,739
   Ingles Markets, Inc. Class A.........................    14,812      239,954
   Ingredion, Inc.......................................    62,117    3,817,711
   J.M. Smucker Co. (The)...............................   108,204    9,266,591
  *John B. Sanfilippo & Son, Inc........................     9,100      153,062
  *Kraft Foods Group, Inc...............................   693,699   31,549,431
  *Mannatech, Inc.......................................       717        3,485
   MGP Ingredients, Inc.................................     4,788       16,902
   Molson Coors Brewing Co. Class A.....................     1,908       83,189
  #Molson Coors Brewing Co. Class B.....................   190,750    8,228,955
   Mondelez International, Inc. Class A................. 2,081,099   55,232,367
   Nash Finch Co........................................     3,714       71,420
  *Nutraceutical International Corp.....................    17,801      282,324
   Oil-Dri Corp. of America.............................     5,047      113,053
  *Omega Protein Corp...................................    27,752      180,666
  *Pantry, Inc. (The)...................................    26,158      346,986
  *Physicians Formula Holdings, Inc.....................    15,201       74,333
  *Post Holdings, Inc...................................    52,917    1,669,531
  *Prestige Brands Holdings, Inc........................   111,489    1,938,794
  *Ralcorp Holdings, Inc................................    52,833    3,814,014
  #Safeway, Inc.........................................   157,807    2,573,832
  #Sanderson Farms, Inc.................................    16,100      729,169
  *Seneca Foods Corp. Class A...........................     6,301      180,114
  *Seneca Foods Corp. Class B...........................       300        8,550
  *Smart Balance, Inc...................................    76,099      905,578
 #*Smithfield Foods, Inc................................   185,173    3,790,491
   Snyders-Lance, Inc...................................    13,134      332,816
   Spartan Stores, Inc..................................    39,175      562,553
  *Spectrum Brands Holdings, Inc........................    46,130    2,098,454
  #SUPERVALU, Inc.......................................   149,746      465,710
  *Susser Holdings Corp.................................    12,360      444,218
  *TreeHouse Foods, Inc.................................    16,925      906,334
   Tyson Foods, Inc. Class A............................   405,030    6,808,554
  #Universal Corp.......................................    22,890    1,134,428
   Weis Markets, Inc....................................    11,602      477,538
                                                                   ------------
Total Consumer Staples..................................            262,180,484
                                                                   ------------
Energy -- (15.4%)
   Adams Resources & Energy, Inc........................     6,758      205,578
   Alon USA Energy, Inc.................................    33,484      439,645
   Anadarko Petroleum Corp..............................   845,068   58,149,129
   Apache Corp..........................................   292,215   24,180,791
 #*Approach Resources, Inc..............................     6,883      169,528
 #*Atwood Oceanics, Inc.................................     4,600      219,880
   Baker Hughes, Inc....................................     3,891      163,305
  *Barnwell Industries, Inc.............................     8,038       26,847
  #Berry Petroleum Co. Class A..........................     8,108      312,239
 #*Bill Barrett Corp....................................    51,500    1,179,865
   Bolt Technology Corp.................................     9,574      137,866
   Bristow Group, Inc...................................    42,400    2,116,608
   Cabot Oil & Gas Corp.................................       284       13,342
  *Cal Dive International, Inc..........................    55,437       69,851
  #Chesapeake Energy Corp...............................   624,655   12,655,510
   Chevron Corp.........................................   613,078   67,567,326
  *Cloud Peak Energy, Inc...............................    16,788      354,227
  *Comstock Resources, Inc..............................    32,421      555,048
   ConocoPhillips....................................... 1,766,829  102,211,058
  *Crimson Exploration, Inc.............................    35,050      126,881
   Crosstex Energy, Inc.................................    29,972      410,017
  *Dawson Geophysical Co................................    19,178      458,162
  #Delek US Holdings, Inc...............................    52,256    1,345,592

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
 #*Denbury Resources, Inc................................. 289,460 $ 4,437,422
   Devon Energy Corp......................................  42,463   2,471,771
  *Double Eagle Petroleum Co..............................   5,932      29,719
 #*Endeavour International Corp...........................   3,044      22,099
   EOG Resources, Inc.....................................   6,045     704,182
  *EPL Oil & Gas, Inc.....................................  27,489     594,862
  #EXCO Resources, Inc....................................   9,488      76,853
 #*Exterran Holdings, Inc.................................  79,513   1,588,670
  *Forest Oil Corp........................................  93,816     711,125
 #*Green Plains Renewable Energy, Inc.....................  28,557     220,746
   Gulf Island Fabrication, Inc...........................  15,757     373,914
  *Gulfmark Offshore, Inc. Class A........................  35,505   1,147,522
 #*Harvest Natural Resources, Inc.........................  45,263     395,146
 #*Helix Energy Solutions Group, Inc...................... 103,010   1,781,043
   Helmerich & Payne, Inc.................................  95,808   4,579,622
  *Hercules Offshore, Inc.................................  78,413     373,246
   Hess Corp.............................................. 378,130  19,761,074
 .*HKN, Inc...............................................  24,730      48,718
   HollyFrontier Corp.....................................   7,105     274,466
 #*Hornbeck Offshore Services, Inc........................  29,719   1,029,466
  *Key Energy Services, Inc...............................  68,300     446,682
   Marathon Oil Corp...................................... 903,937  27,172,346
   Marathon Petroleum Corp................................ 451,968  24,826,602
  *Matrix Service Co......................................   8,596      90,172
  *McDermott International, Inc...........................  63,698     682,206
  *Mitcham Industries, Inc................................   4,120      55,826
   Murphy Oil Corp........................................ 189,426  11,365,560
  *Nabors Industries, Ltd................................. 276,982   3,736,487
   National Oilwell Varco, Inc............................ 250,948  18,494,868
  *Natural Gas Services Group, Inc........................  15,930     252,650
  *Newpark Resources, Inc.................................  97,395     661,312
   Noble Corp.............................................  76,711   2,895,073
   Noble Energy, Inc......................................  66,897   6,355,884
   Occidental Petroleum Corp..............................  29,242   2,308,948
  #Overseas Shipholding Group, Inc........................   2,355       2,638
  *Parker Drilling Co..................................... 136,762     592,179
  #Patterson-UTI Energy, Inc.............................. 152,325   2,464,618
  *PDC Energy, Inc........................................  26,743     809,511
   Penn Virginia Corp.....................................   7,265      32,838
  *PHI, Inc. Non-Voting...................................  21,843     683,467
  *PHI, Inc. Voting.......................................   1,099      32,915
   Phillips 66............................................ 883,414  41,661,804
  *Pioneer Energy Services Corp...........................  67,927     448,318
   Pioneer Natural Resources Co...........................  88,400   9,339,460
  *Plains Exploration & Production Co..................... 162,430   5,792,254
  #QEP Resources, Inc.....................................  33,043     958,247
  *REX American Resources Corp............................   4,050      71,320
  *Rex Energy Corp........................................  12,200     161,528
  *Rowan Cos. P.L.C. Class A.............................. 121,858   3,864,117
  *SEACOR Holdings, Inc...................................  36,653   3,214,835
  *SemGroup Corp. Class A.................................   4,727     182,651
  #Ship Finance International, Ltd........................  12,481     191,958
  *Superior Energy Services, Inc..........................  32,408     658,855
  *Swift Energy Co........................................  57,500     960,825
   Teekay Corp............................................  37,720   1,154,609
   Tesoro Corp............................................ 168,807   6,365,712
  *TETRA Technologies, Inc................................  13,307      71,192
  *TGC Industries, Inc....................................   1,702      12,527
   Tidewater, Inc.........................................  53,204   2,527,722
   Transocean, Ltd........................................ 274,265  12,531,168
  *Triangle Petroleum Corp................................  21,479     137,251

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
  *Union Drilling, Inc.................................    23,405 $    151,898
  *Unit Corp...........................................    57,000    2,299,950
 #*USEC, Inc...........................................   152,791      103,210
   Valero Energy Corp..................................   658,099   19,150,681
  *Warren Resources, Inc...............................       963        2,745
  *Weatherford International, Ltd......................   282,083    3,187,538
   Western Refining, Inc...............................    68,485    1,703,222
  *Whiting Petroleum Corp..............................    16,007      672,614
  *Willbros Group, Inc.................................    22,366      114,290
                                                                  ------------
Total Energy...........................................            535,345,244
                                                                  ------------
Financials -- (15.9%)
   1st Source Corp.....................................    41,894      930,466
  *1st United Bancorp, Inc.............................     1,769       10,632
   ACE, Ltd............................................    46,348    3,645,270
  *Alexander & Baldwin, Inc............................    66,838    1,933,623
  *Allegheny Corp......................................     2,626      912,798
   Alliance Bancorp, Inc. of Pennsylvania..............       180        2,233
   Allied World Assurance Co. Holdings AG..............     8,435      677,330
   Allstate Corp. (The)................................   157,339    6,290,413
   Alterra Capital Holdings, Ltd.......................    26,764      653,845
  *American Capital, Ltd...............................   422,803    4,984,847
   American Equity Investment Life Holding Co..........    88,700    1,020,937
   American Financial Group, Inc.......................   173,596    6,735,525
  *American Independence Corp..........................       866        4,313
  *American International Group, Inc...................     4,900      171,157
   American National Insurance Co......................    37,287    2,724,188
  *American Safety Insurance Holdings, Ltd.............    15,149      255,412
 #*Ameris Bancorp......................................    13,214      140,993
  *AmeriServ Financial, Inc............................    33,075       96,910
  *Arch Capital Group, Ltd.............................     2,027       89,492
   Argo Group International Holdings, Ltd..............    38,796    1,334,582
   Aspen Insurance Holdings, Ltd.......................   102,623    3,319,854
   Associated Banc-Corp................................    31,434      405,184
   Assurant, Inc.......................................    65,820    2,488,654
   Assured Guaranty, Ltd...............................   122,989    1,708,317
   Astoria Financial Corp..............................    12,038      120,741
  *Atlantic Coast Financial Corp.......................       379          760
  *AV Homes, Inc.......................................    16,343      240,242
   Axis Capital Holdings, Ltd..........................       800       28,976
  #Baldwin & Lyons, Inc. Class A.......................       300        7,110
   Baldwin & Lyons, Inc. Class B.......................     6,856      166,944
  *Bancorp, Inc. (The).................................       459        5,219
  *BancTrust Financial Group, Inc......................    33,553       95,291
   Bank Mutual Corp....................................    56,876      256,511
   Bank of America Corp................................ 6,406,476   59,708,356
   Bank of New York Mellon Corp. (The).................   442,815   10,941,959
   BankFinancial Corp..................................    39,867      320,132
   Banner Corp.........................................     7,943      230,268
   BCB Bancorp, Inc....................................     1,359       13,685
   Berkshire Hills Bancorp, Inc........................    32,139      754,624
  *BofI Holding, Inc...................................     8,208      230,809
   Boston Private Financial Holdings, Inc..............       608        5,606
  *Capital Bank Financial Corp. Class A................     1,367       23,964
 #*Capital City Bank Group, Inc........................    16,844      170,967
   Capital One Financial Corp..........................   333,920   20,091,966
   Capital Southwest Corp..............................     7,189      774,615
   Cathay General Bancorp..............................    17,730      313,644
   Centerstate Banks, Inc..............................       747        6,476
   Century Bancorp, Inc. Class A.......................       595       19,462
   CFS Bancorp, Inc....................................    14,148       81,351

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Chemical Financial Corp...............................       394 $     9,267
  *Chicopee Bancorp, Inc.................................     1,000      14,990
  *CIT Group, Inc........................................    39,411   1,466,877
   Citigroup, Inc........................................ 2,115,722  79,106,846
  *Citizens Community Bancorp, Inc.......................    10,355      57,574
   CME Group, Inc........................................   414,385  23,176,553
   CNA Financial Corp....................................   285,034   8,374,299
  #CNO Financial Group, Inc..............................   301,264   2,886,109
   CoBiz Financial, Inc..................................     1,468      10,467
   Codorus Valley Bancorp, Inc...........................       121       1,847
  *Community West Bancshares.............................       400       1,108
 #*CompuCredit Holdings Corp.............................    19,218      73,605
  *Cowen Group, Inc. Class A.............................    29,912      75,976
   Donegal Group, Inc. Class A...........................    27,981     362,634
   Donegal Group, Inc. Class B...........................       300       5,407
  *E*Trade Financial Corp................................    89,699     749,884
   Eastern Insurance Holdings, Inc.......................    23,026     387,297
  *Eastern Virginia Bankshares, Inc......................       260       1,331
   EMC Insurance Group, Inc..............................    19,181     429,271
   Endurance Specialty Holdings, Ltd.....................    76,288   3,093,478
   Enterprise Financial Services Corp....................     3,235      45,290
   ESB Financial Corp....................................       360       4,856
   ESSA Bancorp, Inc.....................................     8,617      86,859
  #Evans Bancorp, Inc....................................     1,681      27,148
   Everest Re Group, Ltd.................................    34,913   3,877,089
  *Farmers Capital Bank Corp.............................       302       3,606
   FBL Financial Group, Inc. Class A.....................    24,660     841,646
   Federal Agricultural Mortgage Corp. Class A...........       177       4,105
   Federal Agricultural Mortgage Corp. Class C...........     9,200     259,164
  *Federated National Holding Co.........................    13,665      85,406
   Fidelity Bancorp, Inc.................................       400       8,836
   Fidelity National Financial, Inc. Class A.............    46,321     991,733
   Fidelity Southern Corp................................     6,983      68,365
   Fifth Third Bancorp...................................     9,458     137,425
  *First Acceptance Corp.................................    39,006      47,197
   First American Financial Corp.........................    61,982   1,410,090
   First Bancorp.........................................    14,448     150,982
  *First Bancshares, Inc.................................       400       2,250
   First Bancshares, Inc. (The)..........................       300       3,150
   First Busey Corp......................................     5,621      26,531
   First Business Financial Services, Inc................       482      11,876
  *First California Financial Group, Inc.................     3,631      24,509
   First Citizens BancShares, Inc. Class A...............     8,627   1,455,806
   First Commonwealth Financial Corp.....................    37,876     248,088
   First Community Bancshares, Inc.......................     1,216      18,216
   First Defiance Financial Corp.........................    11,998     212,365
  *First Federal of Northern Michigan Bancorp, Inc.......       900       4,248
   First Financial Holdings, Inc.........................    18,933     266,955
  *First Financial Northwest, Inc........................    25,471     201,221
  *First Financial Service Corp..........................       130         344
   First Interstate BancSystem, Inc......................     2,459      36,959
   First Merchants Corp..................................    38,531     566,791
   First Midwest Bancorp, Inc............................     7,168      88,668
   First Pactrust Bancorp, Inc...........................       536       6,303
  *First South Bancorp, Inc..............................     1,978      10,681
  *FirstCity Financial Corp..............................     5,872      47,504
   Flagstone Reinsurance Holdings SA.....................    45,783     404,722
  #Fox Chase Bancorp, Inc................................       351       5,462
  *Genworth Financial, Inc. Class A......................    34,964     208,385
  #German American Bancorp, Inc..........................     7,459     168,200
  *Gleacher & Co., Inc...................................    35,033      24,523

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  *Global Indemnity P.L.C................................     7,702 $   170,830
   Goldman Sachs Group, Inc. (The).......................   143,685  17,585,607
   Great Southern Bancorp, Inc...........................     2,301      65,279
  *Guaranty Bancorp......................................    79,339     145,190
 #*Guaranty Federal Bancshares, Inc......................     1,684      11,956
  *Hallmark Financial Services, Inc......................    25,992     198,319
   Hampden Bancorp, Inc..................................     5,886      76,224
   Hanover Insurance Group, Inc. (The)...................    88,829   3,207,615
  *Harris & Harris Group, Inc............................     4,587      15,733
   Hartford Financial Services Group, Inc................   366,250   7,951,287
  #HCC Insurance Holdings, Inc...........................    17,700     630,828
   Heartland Financial USA, Inc..........................       565      16,215
  *Heritage Commerce Corp................................    14,483      95,443
   HF Financial Corp.....................................       400       5,112
  *Hilltop Holdings, Inc.................................    26,171     355,664
   Hingham Institution for Savings.......................       500      33,975
  *HMN Financial, Inc....................................     3,456      11,543
  *Home Bancorp, Inc.....................................       719      13,596
   Home Federal Bancorp, Inc.............................     9,720     111,002
   HopFed Bancorp, Inc...................................     6,781      53,231
   Horace Mann Educators Corp............................    58,206   1,118,137
   Horizon Bancorp.......................................       450      13,050
   Hudson City Bancorp, Inc..............................    28,191     239,201
  *ICG Group, Inc........................................     8,684      91,008
  *Imperial Holdings, Inc................................     2,882      10,145
   Independence Holding Co...............................    24,172     211,263
   Infinity Property & Casualty Corp.....................    15,800     902,338
   International Bancshares Corp.........................     2,167      39,331
  *Intervest Bancshares Corp. Class A....................     2,078       8,624
  *Investment Technology Group, Inc......................    32,540     274,638
  #Investors Title Co....................................     1,169      76,686
   Janus Capital Group, Inc..............................    24,840     211,140
   JPMorgan Chase & Co...................................   777,031  32,386,652
   Kemper Corp...........................................    76,602   2,374,662
   Kentucky First Federal Bancorp........................     2,800      22,960
   KeyCorp...............................................   526,210   4,430,688
   Lakeland Bancorp, Inc.................................     4,701      46,681
   Landmark Bancorp, Inc.................................     1,786      36,613
   Legg Mason, Inc.......................................   128,883   3,283,939
   Lincoln National Corp.................................   378,093   9,372,925
   LNB Bancorp, Inc......................................    13,395      79,968
   Loews Corp............................................   243,798  10,307,779
  *Louisiana Bancorp, Inc................................     5,606      91,770
  *Macatawa Bank Corp....................................    19,092      58,994
 #*Magyar Bancorp, Inc...................................       500       2,420
   Maiden Holdings, Ltd..................................    23,954     202,411
   MainSource Financial Group, Inc.......................    47,000     588,440
   Marlin Business Services Corp.........................    14,241     321,704
   MB Financial, Inc.....................................    19,678     398,676
 #*MBIA, Inc.............................................    82,267     814,443
 #*MBT Financial Corp....................................    23,185      66,773
   MCG Capital Corp......................................    29,676     138,290
   Meadowbrook Insurance Group, Inc......................    38,553     216,668
   Medallion Financial Corp..............................    16,525     206,728
  *Mercantile Bank Corp..................................     4,748      78,484
   Meta Financial Group, Inc.............................     1,083      25,732
   MetLife, Inc.......................................... 1,126,173  39,967,880
  *Metro Bancorp, Inc....................................    27,098     351,732
  *MetroCorp Bancshares, Inc.............................     2,250      22,815
 #*MGIC Investment Corp..................................    72,733     125,101
   MicroFinancial, Inc...................................     5,900      46,492

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   MidWestOne Financial Group, Inc.......................       474 $     9,575
   Montpelier Re Holdings, Ltd...........................    38,746     886,121
   Morgan Stanley........................................ 1,476,248  25,657,190
   MutualFirst Financial, Inc............................     2,300      27,968
  #NASDAQ OMX Group, Inc. (The)..........................    42,129   1,003,091
   National Western Life Insurance Co. Class A...........       900     126,333
  *Navigators Group, Inc. (The)..........................     4,219     223,945
  *New Century Bancorp, Inc..............................       600       3,210
   New Hampshire Thrift Bancshares, Inc..................     3,667      48,331
  *NewBridge Bancorp.....................................    11,513      49,621
  *Newport Bancorp, Inc..................................       700      11,693
  *NewStar Financial, Inc................................    41,166     514,575
  *North Valley Bancorp..................................       907      12,625
   Northeast Community Bancorp, Inc......................    18,190      98,590
   Northrim Bancorp, Inc.................................     6,358     143,246
   NYSE Euronext.........................................     8,639     213,902
   Old Republic International Corp.......................   357,183   3,528,968
 #*Old Second Bancorp, Inc...............................     4,874       6,824
   Oppenheimer Holdings, Inc. Class A....................     2,297      37,395
   Oriental Financial Group, Inc.........................    30,191     355,650
 #*Pacific Mercantile Bancorp............................    16,756     120,141
  *Park Sterling Corp....................................     3,854      19,270
   PartnerRe, Ltd........................................    52,224   4,230,144
   Peoples Bancorp of North Carolina.....................       250       2,500
   Peoples Bancorp, Inc..................................    17,708     377,180
   People's United Financial, Inc........................    68,700     826,461
 #*PHH Corp..............................................    92,304   1,920,846
  *Phoenix Cos, Inc. (The)...............................     4,308     129,843
  *Pinnacle Financial Partners, Inc......................    23,924     467,714
  *Piper Jaffray Cos., Inc...............................       312       8,377
   Platinum Underwriters Holdings, Ltd...................    18,979     842,668
  *Popular, Inc..........................................    56,536   1,092,841
  *Porter Bancorp, Inc...................................     1,737       2,536
   Premier Financial Bancorp, Inc........................     1,301      12,451
   Presidential Life Corp................................    33,374     466,569
  #Principal Financial Group, Inc........................   217,722   5,996,064
  #Protective Life Corp..................................    98,037   2,676,410
   Provident Financial Holdings, Inc.....................       544       8,035
   Provident Financial Services, Inc.....................    16,554     248,310
   Provident New York Bancorp............................    71,474     652,558
   Prudential Financial, Inc.............................   497,625  28,389,506
   Pulaski Financial Corp................................     4,550      38,948
  #Radian Group, Inc.....................................   161,945     759,522
   Regions Financial Corp................................ 1,304,230   8,503,580
   Reinsurance Group of America, Inc.....................   169,166   8,952,265
   Renasant Corp.........................................    42,102     775,098
  *Republic First Bancorp, Inc...........................     2,474       5,270
   Resource America, Inc. Class A........................    21,102     142,650
  *Riverview Bancorp, Inc................................    15,319      25,276
   Safety Insurance Group, Inc...........................    11,042     511,797
   Sandy Spring Bancorp, Inc.............................    10,125     193,590
  *Savannah Bancorp, Inc. (The)..........................     2,998      29,081
   SeaBright Holdings, Inc...............................    40,890     448,563
   Selective Insurance Group, Inc........................    45,200     835,748
   SI Financial Group, Inc...............................     5,444      59,884
   Simmons First National Corp. Class A..................     1,549      38,555
   Somerset Hills Bancorp................................     4,317      36,565
  *Southern First Bancshares, Inc........................     1,106      10,949
  *Southwest Bancorp, Inc................................    23,408     252,572
   State Auto Financial Corp.............................    56,823     917,123
   StellarOne Corp.......................................    28,368     389,209

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
  #Stewart Information Services Corp....................    12,271 $    286,160
  *Stratus Properties, Inc..............................     3,069       28,235
  *Suffolk Bancorp......................................       205        3,079
  *Sun Bancorp, Inc.....................................     4,075       12,592
   SunTrust Banks, Inc..................................   491,691   13,373,995
   Susquehanna Bancshares, Inc..........................    94,247      977,341
   Symetra Financial Corp...............................    23,030      275,208
   Synovus Financial Corp...............................   138,359      338,980
 #*Taylor Capital Group, Inc............................       826       15,430
   Teche Holding Co.....................................       600       24,048
   TF Financial Corp....................................       630       14,112
  *Timberland Bancorp, Inc..............................     2,500       15,500
  #TowneBank............................................     8,298      129,200
   Travelers Cos., Inc. (The)...........................    28,000    1,986,320
  *Tree.com, Inc........................................     5,635       81,426
   Umpqua Holdings Corp.................................    55,877      675,553
  #Unico American Corp..................................     1,900       21,641
   Union First Market Bankshares Corp...................    13,914      218,450
  *United Community Banks, Inc..........................     2,891       25,152
   United Financial Bancorp, Inc........................    11,124      170,976
   United Fire Group, Inc...............................    40,312      958,216
  *United Security Bancshares...........................       378        1,135
  *Unity Bancorp, Inc...................................     3,306       20,167
   Unum Group...........................................   517,445   10,493,785
  *Virginia Commerce Bancorp, Inc.......................    22,274      204,030
  *Waterstone Financial, Inc............................     1,300        7,020
   WesBanco, Inc........................................    31,131      684,882
   West Bancorporation, Inc.............................    13,957      152,271
   Westfield Financial, Inc.............................       895        6,525
   White River Capital, Inc.............................       300        6,788
  #Wintrust Financial Corp..............................    24,524      906,162
   WR Berkley Corp......................................     3,678      143,037
  *WSB Holdings, Inc....................................       100          570
   XL Group P.L.C.......................................   240,766    5,956,551
  *Yadkin Valley Financial Corp.........................    16,710       53,472
   Zions Bancorporation.................................    53,325    1,144,888
  *ZipRealty, Inc.......................................    10,028       26,474
                                                                   ------------
Total Financials........................................            551,358,550
                                                                   ------------
Health Care -- (9.1%)
  *Addus HomeCare Corp..................................     2,044       11,099
  #Aetna, Inc...........................................   503,313   21,994,778
  *Affymax, Inc.........................................     6,200      141,298
 #*Affymetrix, Inc......................................    61,586      195,228
  *Albany Molecular Research, Inc.......................    29,820      105,563
  *Alere, Inc...........................................    74,130    1,423,296
  *Allied Healthcare Products, Inc......................     1,000        2,730
  *Almost Family, Inc...................................     1,789       37,086
  *Alphatec Holdings, Inc...............................    17,739       30,511
 #*Amedisys, Inc........................................    12,879      142,184
  *AMN Healthcare Services, Inc.........................    15,078      149,574
  *Amsurg Corp..........................................    30,743      876,790
   Analogic Corp........................................     5,606      412,938
  *AngioDynamics, Inc...................................    53,413      573,121
  *Anika Therapeutics, Inc..............................    20,716      232,226
   Arrhythmia Research Technology, Inc..................     1,200        2,964
   Assisted Living Concepts, Inc. Class A...............    33,042      261,362
  *Astex Pharmaceuticals, Inc...........................       200          476
  *BioClinica, Inc......................................     9,810       61,509
  *BioScrip, Inc........................................    36,570      336,810
  *Boston Scientific Corp............................... 1,204,199    6,189,583

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
  *Cambrex Corp........................................    43,567 $    526,289
   Cantel Medical Corp.................................     5,040      131,090
  *Capital Senior Living Corp..........................    58,814      945,729
  *CardioNet, Inc......................................     5,628       13,676
  *CareFusion Corp.....................................   207,163    5,502,249
 #*Celldex Therapeutics, Inc...........................     4,759       26,222
   Cigna Corp..........................................    42,954    2,190,654
 #*Community Health Systems, Inc.......................   105,314    2,887,710
   CONMED Corp.........................................    43,239    1,195,991
   Cooper Cos., Inc. (The).............................    50,100    4,808,598
   Coventry Health Care, Inc...........................   141,956    6,194,960
  *Cross Country Healthcare, Inc.......................    36,190      159,236
   CryoLife, Inc.......................................    17,502      108,337
  *Cumberland Pharmaceuticals, Inc.....................    26,419      155,080
  *Cutera, Inc.........................................    23,864      176,832
  *Cynosure, Inc. Class A..............................     8,077      212,748
  #Daxor Corp..........................................       545        4,409
  *Digirad Corp........................................    29,411       63,234
  *Dynacq Healthcare, Inc..............................       909            9
  *Endo Health Solutions, Inc..........................    54,588    1,564,492
  *Enzo Biochem, Inc...................................    50,065      100,130
  *Enzon Pharmaceuticals, Inc..........................     2,309       15,170
  *Exactech, Inc.......................................     3,390       56,613
  *Five Star Quality Care, Inc.........................    28,953      152,293
  *Forest Laboratories, Inc............................    82,171    2,769,984
  *Gentiva Health Services, Inc........................    26,039      244,767
  *Greatbatch, Inc.....................................    41,672      915,951
  *Hanger, Inc.........................................     2,200       55,770
  *Harvard Bioscience, Inc.............................    32,625      131,152
  *Health Net, Inc.....................................    25,498      548,717
  *Healthways, Inc.....................................    31,930      310,679
  *Hologic, Inc........................................   305,036    6,289,842
 #*Horizon Pharma, Inc.................................     1,574        4,061
   Humana, Inc.........................................   236,814   17,588,176
   Invacare Corp.......................................    24,528      334,807
   Kewaunee Scientific Corp............................     1,631       18,398
  *Kindred Healthcare, Inc.............................    50,544      495,331
  *Lannet Co., Inc.....................................     3,649       16,092
  *LCA-Vision, Inc.....................................     1,000        3,820
   LeMaitre Vascular, Inc..............................     5,100       30,600
 #*Life Technologies Corp..............................    94,990    4,645,961
  *LifePoint Hospitals, Inc............................    82,208    2,905,231
  *Magellan Health Services, Inc.......................     9,739      488,411
   Maxygen, Inc........................................    43,805      106,884
  *MedAssets, Inc......................................    44,682      792,212
 .*MedCath Corp........................................    29,240       40,059
  *Medical Action Industries, Inc......................    24,809       73,187
 #*MediciNova, Inc.....................................       225          477
  *Misonix, Inc........................................     4,083       18,047
  *Molina Healthcare, Inc..............................    24,941      625,271
  *Myrexis, Inc........................................    14,306       34,334
   National Healthcare Corp............................     7,274      346,388
  *Natus Medical, Inc..................................     7,661       86,569
   Omnicare, Inc.......................................   197,388    6,815,808
  *Omnicell, Inc.......................................    26,113      380,728
  *Palomar Medical Technologies, Inc...................     6,712       57,925
  *PDI, Inc............................................    14,979      102,606
   PerkinElmer, Inc....................................    76,500    2,366,145
   Pfizer, Inc......................................... 5,208,907  129,545,517
  *PharMerica Corp.....................................    11,664      142,534
  *Repligen Corp.......................................    21,271      108,482

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
  *RTI Biologics, Inc.....................................  80,268 $    325,888
  *Select Medical Holdings Corp...........................  51,009      540,185
  *Skilled Healthcare Group, Inc. Class A.................  12,180       94,639
  *Solta Medical, Inc.....................................   6,017       17,750
  *Sucampo Pharmaceuticals, Inc. Class A..................   7,965       39,745
  *Sun Healthcare Group, Inc..............................   8,903       75,319
  *SunLink Health Systems, Inc............................   1,750        1,838
  *SurModics, Inc.........................................   5,593      100,562
  *Symmetry Medical, Inc..................................  78,674      720,654
   Teleflex, Inc..........................................  37,423    2,542,893
  *Theragenics Corp.......................................  21,383       32,716
   Thermo Fisher Scientific, Inc.......................... 499,520   30,500,691
 #*TranS1, Inc............................................   6,097       16,767
  *Triple-S Management Corp. Class B......................  21,673      390,981
   UnitedHealth Group, Inc................................  45,732    2,560,992
  *Universal American Corp................................  85,628      774,077
 #*VCA Antech, Inc........................................  49,047      960,340
  *ViroPharma, Inc........................................ 103,479    2,612,845
  *WellCare Health Plans, Inc.............................   9,700      461,720
   WellPoint, Inc......................................... 504,640   30,924,339
 #*Wright Medical Group, Inc..............................  38,748      787,359
   Young Innovations, Inc.................................   2,165       73,935
                                                                   ------------
Total Health Care.........................................          314,370,035
                                                                   ------------
Industrials -- (13.5%)
  *A.T. Cross Co. Class A.................................  18,022      170,668
   AAR Corp...............................................  32,906      496,552
   ABM Industries, Inc....................................  64,500    1,225,500
   Aceto Corp.............................................  37,486      375,610
   Acme United Corp.......................................   1,030       11,670
  #Actuant Corp. Class A..................................  44,986    1,270,405
  *Adept Technology, Inc..................................  21,309       85,236
  *ADT Corp. (The)........................................ 197,193    8,185,481
  *AECOM Technology Corp..................................  23,177      497,610
  *Aegion Corp............................................   5,916      109,269
  *AGCO Corp..............................................  58,973    2,683,861
  *Air Transport Services Group, Inc......................  17,784       68,468
   Aircastle, Ltd.........................................  41,608      463,097
   Alamo Group, Inc.......................................  22,951      768,858
  *Alaska Air Group, Inc..................................  52,626    2,012,418
   Albany International Corp. Class A.....................  20,551      451,505
 .*Allied Defense Group, Inc. (The).......................   2,645       14,151
   Amerco, Inc............................................  29,431    3,400,458
  *American Railcar Industries, Inc.......................  20,003      587,688
 #*American Superconductor Corp...........................     432        1,551
   Ampco-Pittsburgh Corp..................................   4,007       70,764
  *AMREP Corp.............................................     966        6,279
   Apogee Enterprises, Inc................................  36,374      740,938
   Argan, Inc.............................................      21          374
   Arkansas Best Corp.....................................  27,325      219,966
  *Ascent Solar Technologies, Inc.........................   7,857        6,403
 #*Asset Acceptance Capital Corp..........................   5,900       37,642
   Asta Funding, Inc......................................   8,975       84,185
  *Astec Industries, Inc..................................  22,925      660,240
 #*Atlas Air Worldwide Holdings, Inc......................  36,746    2,020,663
 #*Avis Budget Group, Inc.................................  94,608    1,563,870
   Baltic Trading, Ltd....................................   1,681        5,732
   Barnes Group, Inc......................................  36,400      832,832
   Barrett Business Services, Inc.........................  12,955      386,448
  *BlueLinx Holdings, Inc.................................  12,553       26,487
   Brady Corp. Class A....................................  44,400    1,365,744

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #Briggs & Stratton Corp................................    45,533 $   899,277
  *Builders FirstSource, Inc.............................    12,182      67,123
  *CAI International, Inc................................    12,482     276,601
   Cascade Corp..........................................     5,840     379,542
  *Casella Waste Systems, Inc. Class A...................    14,362      65,778
 #*CBIZ, Inc.............................................    46,963     259,236
   CDI Corp..............................................    43,399     746,029
   CECO Environmental Corp...............................     3,291      29,125
   Celadon Group, Inc....................................    23,892     408,553
   Ceradyne, Inc.........................................    26,425     923,818
  *Champion Industries, Inc..............................       686         137
  #Chicago Rivet & Machine Co............................       700      12,908
   CIRCOR International, Inc.............................     6,338     218,598
  *CNH Global NV.........................................     6,958     311,718
  *Columbus McKinnon Corp................................    17,542     262,604
   Comfort Systems USA, Inc..............................    38,440     418,996
   CompX International, Inc..............................       500       7,015
  *Consolidated Graphics, Inc............................    12,008     354,356
   Corrections Corp. of America..........................     7,040     236,896
   Courier Corp..........................................     8,245      99,352
  #Covanta Holding Corp..................................    94,292   1,714,229
  *Covenant Transportation Group, Inc. Class A...........     7,080      32,851
  *CPI Aerostructures, Inc...............................     5,826      64,144
  *CRA International, Inc................................     7,613     127,442
   CSX Corp.............................................. 1,242,950  25,443,186
   Curtiss-Wright Corp...................................    46,353   1,430,917
  *Dolan Co. (The).......................................    10,818      50,087
   Douglas Dynamics, Inc.................................    30,234     459,254
  *Ducommun, Inc.........................................    16,345     222,946
  *Dycom Industries, Inc.................................    37,387     532,391
   Eastern Co. (The).....................................    10,193     163,088
  #Eaton Corp............................................    24,778   1,170,017
   Ecology & Environment, Inc. Class A...................       900      11,043
   EMCOR Group, Inc......................................    25,273     812,780
   Encore Wire Corp......................................    19,966     616,151
  *Energy Recovery, Inc..................................     1,783       5,296
  *EnergySolutions, Inc..................................    21,233      60,726
 #*EnerSys, Inc..........................................    43,239   1,490,881
  *Engility Holdings, Inc................................     7,988     151,772
   Ennis, Inc............................................    48,483     741,790
  *EnPro Industries, Inc.................................    18,700     683,672
   ESCO Technologies, Inc................................    16,950     634,608
   Espey Manufacturing & Electronics Corp................     1,671      45,886
  *Esterline Technologies Corp...........................    44,968   2,598,701
  *Excel Maritime Carriers, Ltd..........................    37,958      15,866
   Exelis, Inc...........................................    25,093     277,529
  *Federal Signal Corp...................................    68,080     392,822
   FedEx Corp............................................   142,324  13,092,385
  *Flow International Corp...............................    27,022      89,713
  *Fortune Brands Home & Security, Inc...................   149,626   4,255,363
  *Franklin Covey Co.....................................     3,046      36,613
   FreightCar America, Inc...............................    11,505     221,471
  *Frozen Food Express Industries........................     8,986      15,815
 #*FTI Consulting, Inc...................................    16,180     420,033
  *Furmanite Corp........................................    31,044     156,772
   G & K Services, Inc. Class A..........................    29,714     958,276
   GATX Corp.............................................    65,445   2,713,350
 #*Genco Shipping & Trading, Ltd.........................     2,100       6,384
  *Gencor Industries, Inc................................     8,766      63,028
 #*General Cable Corp....................................    26,404     753,306
  *General Dynamics Corp.................................    28,674   1,952,126

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
   General Electric Co.................................. 5,174,289 $108,970,526
   Geo Group, Inc. (The)................................    24,086      667,664
  *Gibraltar Industries, Inc............................    43,711      544,639
  *GP Strategies Corp...................................    18,583      357,723
  #Granite Construction, Inc............................    26,636      804,674
   Great Lakes Dredge & Dock Corp.......................    69,820      555,069
  *Greenbrier Cos., Inc.................................    21,793      379,416
  #Griffon Corp.........................................    67,323      683,328
   H&E Equipment Services, Inc..........................    59,629      907,553
   Hardinge, Inc........................................    19,132      198,590
   Harsco Corp..........................................    36,812      735,872
  *Hawaiian Holdings, Inc...............................    23,212      137,647
   Heidrick & Struggles International, Inc..............    18,234      215,891
 #*Hertz Global Holdings, Inc...........................   278,411    3,694,514
  *Hill International, Inc..............................    27,154       92,052
  *Hudson Global, Inc...................................    15,603       63,036
 #*Huntington Ingalls Industries, Inc...................    48,170    2,041,445
  *Hurco Cos., Inc......................................     8,210      188,666
  *Hyster-Yale Materials Handling, Inc..................     6,123      251,533
  *Hyster-Yale Materials Handling, Inc. Class B.........     6,123      251,533
  *ICF International, Inc...............................    31,660      580,961
   Ingersoll-Rand P.L.C.................................   250,943   11,801,849
   Insteel Industries, Inc..............................    16,378      189,985
   International Shipholding Corp.......................    12,152      203,181
   Intersections, Inc...................................    29,079      270,144
 #*JetBlue Airways Corp.................................   324,893    1,718,684
  *Kadant, Inc..........................................     6,383      155,043
   Kansas City Southern.................................    11,967      962,865
  *KAR Auction Services, Inc............................    18,100      362,000
   Kaydon Corp..........................................     6,284      140,510
   Kelly Services, Inc. Class A.........................    44,445      590,674
   Kennametal, Inc......................................     6,400      226,688
  *Key Technology, Inc..................................     3,199       27,895
   Kimball International, Inc. Class B..................    28,589      341,353
  *Korn/Ferry International.............................    30,127      403,401
   L.B. Foster Co. Class A..............................     3,502      115,601
   L.S. Starrett Co. Class A (The)......................     4,097       46,993
  #L-3 Communications Holdings, Inc.....................   100,470    7,414,686
   Lawson Products, Inc.................................    10,838       77,058
  *Layne Christensen Co.................................    34,461      768,136
  *LMI Aerospace, Inc...................................    14,655      294,272
   LSI Industries, Inc..................................    28,715      194,688
  *Lydall, Inc..........................................    18,720      241,675
  #Manpower, Inc........................................     1,358       51,523
   Marten Transport, Ltd................................    31,855      589,317
   Matson, Inc..........................................    62,316    1,324,215
   McGrath RentCorp.....................................    20,487      537,989
  *Metalico, Inc........................................    72,047      153,460
   Met-Pro Corp.........................................     2,998       27,222
  *MFRI, Inc............................................     8,900       48,950
  *Michael Baker Corp...................................       969       21,909
   Miller Industries, Inc...............................    19,874      305,066
  *Mobile Mini, Inc.....................................    54,461      948,711
  *Moog, Inc. Class A...................................    35,339    1,307,896
   Mueller Industries, Inc..............................    20,587      901,711
   Mueller Water Products, Inc. Class A.................   185,957      968,836
  *MYR Group, Inc.......................................       794       16,817
  *National Technical Systems, Inc......................    15,600      125,268
  *Navigant Consulting, Inc.............................    22,179      230,440
   NL Industries, Inc...................................    51,251      521,223
  *NN, Inc..............................................    16,796      139,071

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   Norfolk Southern Corp.................................. 545,229 $33,449,799
  #Northrop Grumman Corp.................................. 337,038  23,151,140
  *Northwest Pipe Co......................................  10,675     245,311
  *Ocean Power Technologies, Inc..........................   8,400      20,832
  *On Assignment, Inc.....................................  53,951   1,029,385
  *Orbital Sciences Corp..................................  36,476     488,778
  *Orion Energy Systems, Inc..............................   1,043       1,711
  *Orion Marine Group, Inc................................     758       5,071
 #*Oshkosh Corp...........................................  14,466     433,691
 #*Owens Corning, Inc..................................... 149,300   5,014,987
   P.A.M. Transportation Services, Inc....................  19,428     193,309
  *Pentair, Inc........................................... 117,934   4,981,532
 #*PGT, Inc...............................................     500       2,160
  *Pike Electric Corp.....................................  16,826     153,285
 #*Portfolio Recovery Associates, Inc.....................   9,401     983,815
  *Powell Industries, Inc.................................   5,907     234,980
  *PowerSecure International, Inc.........................   8,626      55,724
   Providence & Worcester Railroad Co.....................     850      12,325
 #*Quad/Graphics, Inc.....................................     799      14,646
   Quanex Building Products Corp..........................  19,678     389,034
  *Quanta Services, Inc................................... 168,307   4,364,201
   Raytheon Co............................................ 133,501   7,550,817
  *RCM Technologies, Inc..................................  21,593     120,489
  *Real Goods Solar, Inc. Class A.........................   2,572       1,299
  #Regal-Beloit Corp......................................  16,070   1,047,443
  *Republic Airways Holdings, Inc.........................  53,999     252,175
   Republic Services, Inc................................. 429,755  12,183,554
   Resources Connection, Inc..............................  19,847     244,912
  *Roadrunner Transportation Systems, Inc.................     879      15,321
   Robbins & Myers, Inc...................................   8,889     526,940
  *Rush Enterprises, Inc. Class A.........................  33,446     635,474
  *Rush Enterprises, Inc. Class B.........................  18,522     321,727
   Ryder System, Inc......................................  89,844   4,053,761
  *Saia, Inc..............................................  17,104     386,550
   Schawk, Inc............................................  44,735     552,030
  *Seaboard Corp..........................................   1,812   4,133,770
   SeaCube Container Leasing, Ltd.........................     223       4,130
   SIFCO Industries, Inc..................................   6,623     110,935
  #Simpson Manufacturing Co., Inc.........................   2,609      79,470
   SkyWest, Inc...........................................  46,706     511,431
  *SL Industries, Inc.....................................     300       4,200
   Southwest Airlines Co.................................. 645,761   5,695,612
  *Sparton Corp...........................................   9,132     123,282
   SPX Corp...............................................  11,003     754,696
   Standard Register Co. (The)............................  30,430      19,475
   Standex International Corp.............................  22,341   1,033,048
   Stanley Black & Decker, Inc............................ 154,919  10,735,887
   Steelcase, Inc. Class A................................  55,469     555,245
  *Sterling Construction Co., Inc.........................  20,061     178,543
  *Supreme Industries, Inc. Class A.......................   1,365       4,832
  *SYKES Enterprises, Inc.................................  20,092     273,653
   Sypris Solutions, Inc..................................   9,636      60,707
  #TAL International Group, Inc...........................  22,054     752,924
  *Tecumseh Products Co. Class A..........................  11,200      56,336
  *Tecumseh Products Co. Class B..........................   1,400       7,280
  *Terex Corp.............................................  13,778     310,694
  *Tetra Tech, Inc........................................  10,810     280,411
  *Titan Machinery, Inc...................................   7,257     171,628
  *TRC Cos., Inc..........................................  28,708     206,985
   Trinity Industries, Inc................................  91,907   2,874,851
   Triumph Group, Inc.....................................  57,456   3,758,772

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  *Tufco Technologies, Inc................................     900 $      4,149
  *Tutor Perini Corp......................................  40,371      409,362
   Twin Disc, Inc.........................................   3,866       58,609
   Tyco International, Ltd................................ 394,386   10,597,152
  *Ultralife Corp.........................................  10,940       33,586
   UniFirst Corp..........................................  18,705    1,301,307
   Union Pacific Corp..................................... 444,064   54,633,194
   Universal Forest Products, Inc.........................  31,800    1,224,300
   URS Corp...............................................  84,698    2,835,689
  *USA Truck, Inc.........................................  15,105       43,049
  *Versar, Inc............................................   6,026       22,658
   Viad Corp..............................................  28,614      606,903
  *Virco Manufacturing Corp...............................  12,601       30,368
   VSE Corp...............................................     305        7,213
  *Waste Connections, Inc.................................   2,800       91,924
   Watts Water Technologies, Inc. Class A.................  53,615    2,156,931
 #*WESCO International, Inc...............................  11,687      758,253
  *Willdan Group, Inc.....................................   1,000        1,530
  *Willis Lease Finance Corp..............................   7,150      101,673
 #*XPO Logistics, Inc.....................................   4,427       60,783
                                                                   ------------
Total Industrials.........................................          469,455,970
                                                                   ------------
Information Technology -- (4.8%)
  *Accelrys, Inc..........................................  41,733      373,510
  #Activision Blizzard, Inc............................... 982,162   10,695,744
  *Acxiom Corp............................................   7,769      141,784
  *Advanced Energy Industries, Inc........................  48,663      574,710
  *Agilysys, Inc..........................................  17,299      141,333
  *Alpha & Omega Semiconductor, Ltd.......................   1,319       11,238
  *Amkor Technology, Inc..................................   9,870       42,638
 #*Amtech Systems, Inc....................................  10,600       34,132
  *ANADIGICS, Inc.........................................   2,092        3,054
  *Anaren, Inc............................................   9,602      173,124
  *AOL, Inc............................................... 105,592    3,624,973
 #*Arris Group, Inc....................................... 146,928    2,018,791
 #*Arrow Electronics, Inc................................. 182,170    6,417,849
   Astro-Med, Inc.........................................   2,897       23,842
  *ATMI, Inc..............................................  33,934      670,196
  *Aviat Networks, Inc....................................  46,325      105,621
  *Avid Technology, Inc...................................  17,366      101,938
  *Avnet, Inc............................................. 139,400    3,993,810
   AVX Corp............................................... 175,587    1,727,776
   Aware, Inc.............................................  22,140      134,833
  *AXT, Inc...............................................  25,915       83,187
   Bel Fuse, Inc. Class A.................................   4,174       63,862
   Bel Fuse, Inc. Class B.................................  18,986      314,408
  *Benchmark Electronics, Inc.............................  93,903    1,391,642
   Black Box Corp.........................................  26,530      581,538
  *Blucora, Inc...........................................  81,156    1,424,288
  *Brocade Communications Systems, Inc.................... 461,513    2,446,019
   Brooks Automation, Inc.................................  63,950      461,719
  *Bsquare Corp...........................................   4,665       13,762
  *BTU International, Inc.................................   1,600        3,120
 #*CACI International, Inc. Class A.......................  25,642    1,293,126
 #*Calix, Inc.............................................  20,031      133,206
  *Cascade Microtech, Inc.................................  24,071      126,373
  *Checkpoint Systems, Inc................................  21,800      177,016
  *CIBER, Inc.............................................  81,980      255,778
   Cohu, Inc..............................................  41,810      367,928
   Communications Systems, Inc............................  12,712      131,696
  #Computer Sciences Corp................................. 220,553    6,715,839

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
   Comtech Telecommunications Corp......................    17,877 $   449,964
   Concurrent Computer Corp.............................    13,740      71,860
   Convergys Corp.......................................   197,364   3,317,689
  *CoreLogic, Inc.......................................    96,545   2,297,771
   Corning, Inc......................................... 1,298,385  15,256,024
  *Cray, Inc............................................    12,866     156,579
   CSP, Inc.............................................     2,414      12,142
   CTS Corp.............................................    33,460     277,049
  *CyberOptics Corp.....................................     9,134      68,505
  *Datalink Corp........................................     1,412      11,494
  *Dataram Corp.........................................     7,544       4,376
  *Digi International, Inc..............................    42,904     404,156
  *Diodes, Inc..........................................     8,664     131,346
  *DSP Group, Inc.......................................    49,501     272,255
  *Dynamics Research Corp...............................    17,372     112,049
   EarthLink, Inc.......................................    86,935     551,168
  *EchoStar Corp. Class A...............................    23,551     747,980
  *Edgewater Technology, Inc............................    13,603      47,338
   Electro Rent Corp....................................    42,586     669,452
   Electro Scientific Industries, Inc...................    37,240     397,723
  *Electronics for Imaging, Inc.........................    58,881   1,022,174
 #*EMCORE Corp..........................................       744       3,460
  *Emulex Corp..........................................    68,369     475,848
  *Entropic Communications, Inc.........................    11,600      55,796
   EPIQ Systems, Inc....................................    20,815     254,151
  *ePlus, Inc...........................................     8,445     302,078
  *Euronet Worldwide, Inc...............................    26,878     545,355
  *Exar Corp............................................    59,230     506,416
 #*Fairchild Semiconductor International, Inc...........   118,008   1,387,774
   Fidelity National Information Services, Inc..........   150,627   4,951,109
  *FormFactor, Inc......................................    23,819     108,615
  *Frequency Electronics, Inc...........................    16,953     142,236
  *Global Cash Access Holdings, Inc.....................    32,796     231,212
 #*Globecomm Systems, Inc...............................    34,871     378,350
  *GSE Systems, Inc.....................................    17,638      31,572
  *GSI Group, Inc.......................................     1,451      11,274
  *GSI Technology, Inc..................................     5,864      32,780
  *Hackett Group, Inc. (The)............................    54,740     212,939
  *Harmonic, Inc........................................    26,825     116,420
  #Hewlett-Packard Co...................................    65,635     909,045
 #*Hutchinson Technology, Inc...........................       643         900
  *I.D. Systems, Inc....................................    17,291      90,778
   IAC/InterActiveCorp..................................   125,298   6,058,158
  *Identive Group, Inc..................................    19,075      22,890
  *Imation Corp.........................................    33,998     155,371
  *Ingram Micro, Inc. Class A...........................   277,679   4,220,721
  *Insight Enterprises, Inc.............................    42,100     680,757
  *Integrated Device Technology, Inc....................    70,084     381,257
  *Integrated Silicon Solution, Inc.....................    51,460     439,983
  *Intermec, Inc........................................    15,705     106,480
  *Internap Network Services Corp.......................    35,546     243,490
 #*International Rectifier Corp.........................    79,000   1,223,710
  *Interphase Corp......................................     2,999       6,418
   Intersil Corp. Class A...............................   119,798     844,576
  *Intevac, Inc.........................................     8,654      43,270
  *IntriCon Corp........................................     2,835      13,977
  *Itron, Inc...........................................    14,842     609,413
  *IXYS Corp............................................    11,466     109,156
  *Kemet Corp...........................................     6,536      29,673
  *Key Tronic Corp......................................    17,923     203,426
   Keynote Systems, Inc.................................    24,195     345,747

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- ----------
Information Technology -- (Continued)
 #*KIT Digital, Inc........................................  28,934 $   80,437
  *Kulicke & Soffa Industries, Inc.........................  71,688    735,519
  *KVH Industries, Inc.....................................     600      8,292
  *Lattice Semiconductor Corp..............................  36,888    143,125
  *LGL Group, Inc. (The)...................................     269      1,646
  *Limelight Networks, Inc.................................  35,344     74,576
  *LookSmart, Ltd..........................................  25,479     20,893
   Loral Space & Communications, Inc.......................  26,050  2,049,093
  *LTX-Credence Corp.......................................  14,158     78,860
   ManTech International Corp. Class A.....................  21,353    490,478
   Marchex, Inc. Class B...................................  32,883    134,491
  *Measurement Specialties, Inc............................   5,113    166,735
 #*MEMC Electronic Materials, Inc..........................  39,439     99,386
  *Mentor Graphics Corp....................................  35,620    552,822
  *Mercury Computer Systems, Inc...........................   8,133     66,650
   Methode Electronics, Inc................................  37,682    381,342
  *Micron Technology, Inc.................................. 758,908  4,117,076
   MKS Instruments, Inc....................................  61,200  1,446,156
  *ModusLink Global Solutions, Inc.........................  68,955    202,038
  *Multi-Fineline Electronix, Inc..........................   1,598     33,782
  *NCI, Inc. Class A.......................................     686      3,855
  *Newport Corp............................................  72,548    784,969
  *Novatel Wireless, Inc...................................  18,279     30,160
  *Official Payments Holdings, Inc.........................   2,151     10,992
  *OmniVision Technologies, Inc............................  12,800    183,040
  *Online Resources Corp...................................  18,720     53,914
  *Oplink Communications, Inc..............................  35,876    533,117
   Optical Cable Corp......................................  10,793     45,546
  *PAR Technology Corp.....................................  22,705    121,472
   PC Connection, Inc......................................  41,156    423,495
  *PC Mall, Inc............................................  10,772     68,510
   PC-Tel, Inc.............................................  36,106    235,411
  *Perceptron, Inc.........................................   6,669     35,212
  *Perficient, Inc.........................................     707      8,039
  *Performance Technologies, Inc...........................  24,790     29,500
  *Pericom Semiconductor Corp..............................  41,261    318,948
  *Pervasive Software, Inc.................................  35,664    305,997
  *Photronics, Inc.........................................  69,687    340,769
  *Planar Systems, Inc.....................................  11,933     15,752
  *Plexus Corp.............................................   4,712    126,800
  *PMC-Sierra, Inc......................................... 146,588    686,032
 #*Power-One, Inc..........................................  20,527     82,724
  *Presstek, Inc...........................................   7,000      3,465
  *Qualstar Corp...........................................  12,400     17,236
  *Radisys Corp............................................  18,198     51,682
  *RealNetworks, Inc.......................................  33,702    255,124
  *Reis, Inc...............................................  13,511    158,011
   RF Industries, Ltd......................................   2,823     12,449
   Richardson Electronics, Ltd.............................  25,225    293,871
   Rimage Corp.............................................     159        951
  *Rofin-Sinar Technologies, Inc...........................     199      3,624
  *Rosetta Stone, Inc......................................   2,676     31,336
  *Rudolph Technologies, Inc...............................  25,605    243,504
  *Sandisk Corp............................................  13,097    546,931
  *Sanmina-SCI Corp........................................  13,303    118,264
  *SeaChange International, Inc............................  32,298    292,297
  *Sigma Designs, Inc......................................  23,129    137,386
  *Smith Micro Software, Inc...............................   3,626      4,532
  *SMTC Corp...............................................   1,300      3,640
  *Spansion, Inc. Class A..................................  14,343    159,064
 #*SS&C Technologies Holdings, Inc.........................  25,793    619,806

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
  *StarTek, Inc.........................................    27,060 $     78,474
 #*SunPower Corp........................................     1,500        6,465
  *Supertex, Inc........................................    10,688      204,248
  *Support.com, Inc.....................................    25,400      117,856
  *Sycamore Networks, Inc...............................    44,477      257,077
  *Symmetricom, Inc.....................................    89,726      551,815
 #*SYNNEX Corp..........................................    57,400    1,859,186
  *Tech Data Corp.......................................    82,952    3,675,603
  *TechTarget, Inc......................................    23,606      112,837
  *TeleCommunication Systems, Inc. Class A..............    47,407      100,503
   Tellabs, Inc.........................................   241,591      705,446
   Telular Corp.........................................    24,938      249,131
   Tessco Technologies, Inc.............................    11,228      233,542
   Tessera Technologies, Inc............................    48,635      689,158
   TheStreet, Inc.......................................    36,857       59,708
  *TriQuint Semiconductor, Inc..........................    41,280      194,016
  *TSR, Inc.............................................       650        2,762
  *TTM Technologies, Inc................................    62,635      563,715
  *Ultra Clean Holdings.................................     4,755       22,016
   United Online, Inc...................................   121,790      652,794
  *UTStarcom Holdings Corp..............................     1,311        1,298
  *Vicon Industries, Inc................................     5,787       17,072
  *Video Display Corp...................................       600        2,136
  *Virtusa Corp.........................................    30,064      515,898
 #*Vishay Intertechnology, Inc..........................   228,349    1,890,730
  *Vishay Precision Group, Inc..........................     9,781      127,642
  *Web.com Group, Inc...................................    22,102      348,770
  *Westell Technologies, Inc. Class A...................    33,494       68,328
   Western Digital Corp.................................   212,781    7,283,494
  *WPCS International, Inc..............................     8,861        4,519
   Xerox Corp........................................... 1,791,473   11,537,086
  *XO Group, Inc........................................    12,200       98,210
   Xyratex, Ltd.........................................    28,253      233,652
  *Yahoo!, Inc.......................................... 1,048,770   17,629,824
  *Zygo Corp............................................    18,340      341,491
                                                                   ------------
Total Information Technology............................            168,478,404
                                                                   ------------
Materials -- (3.2%)
   A. Schulman, Inc.....................................    33,740      865,768
  *A.M. Castle & Co.....................................    38,646      469,549
   Alcoa, Inc........................................... 1,145,369    9,815,812
  *American Pacific Corp................................     7,647      101,093
   Ashland, Inc.........................................   112,560    8,008,644
  #Bemis Co., Inc.......................................    24,092      796,241
   Boise, Inc...........................................    68,104      571,393
   Buckeye Technologies, Inc............................    37,822      990,936
   Cabot Corp...........................................    46,280    1,654,973
  *Century Aluminum Co..................................    32,155      229,908
  *Chemtura Corp........................................    54,541      868,838
  *Clearwater Paper Corp................................     7,599      300,464
  *Coeur d'Alene Mines Corp.............................   133,765    4,134,676
   Commercial Metals Co.................................    85,208    1,172,462
  *Continental Materials Corp...........................       100        1,221
  *Core Molding Technologies, Inc.......................     2,988       20,976
   Cytec Industries, Inc................................    64,700    4,452,654
  #Domtar Corp..........................................    30,917    2,465,631
   Dow Chemical Co. (The)...............................    14,000      410,200
   Friedman Industries, Inc.............................    16,610      178,225
   Georgia Gulf Corp....................................    26,423      935,110
 #*Golden Minerals Co...................................     9,036       39,487
  *Graphic Packaging Holding Co.........................   154,000      911,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   Haynes International, Inc............................     1,905 $     96,545
  *Headwaters, Inc......................................    23,663      170,137
  *Horsehead Holding Corp...............................    45,617      412,834
   Huntsman Corp........................................    50,242      755,640
   International Paper Co...............................   493,615   17,686,225
   Kaiser Aluminum Corp.................................    27,181    1,646,625
  *KapStone Paper & Packaging Corp......................    40,492      889,609
  *Landec Corp..........................................    37,056      400,946
  *Louisiana-Pacific Corp...............................   173,457    2,738,886
  *LyondellBasell Industries NV Class A.................   121,873    6,506,799
   Materion Corp........................................    17,760      372,072
   MeadWestvaco Corp....................................   188,451    5,595,110
  *Mercer International, Inc............................    19,608      137,060
  *Metals USA Holdings Corp.............................     9,196      134,078
   Minerals Technologies, Inc...........................    17,140    1,228,252
  *Mod-Pac Corp.........................................     1,501       10,072
   Myers Industries, Inc................................    65,520      971,662
   Neenah Paper, Inc....................................    13,402      347,112
  *Northern Technologies International Corp.............     3,035       33,719
   Nucor Corp...........................................    89,274    3,582,566
   Olin Corp............................................    45,661      947,009
   Olympic Steel, Inc...................................    10,414      187,452
  *OM Group, Inc........................................    42,299      855,709
   P.H. Glatfelter Co...................................    54,200      965,302
  *Penford Corp.........................................    26,922      207,299
   Reliance Steel & Aluminum Co.........................    93,801    5,097,146
   Rock-Tenn Co. Class A................................    26,305    1,925,263
  *RTI International Metals, Inc........................    50,032    1,140,229
   Schnitzer Steel Industries, Inc. Class A.............    21,397      610,028
   Sealed Air Corp......................................    45,299      734,750
  *Spartech Corp........................................    30,589      261,842
   Steel Dynamics, Inc..................................    94,919    1,200,725
 #*Stillwater Mining Co.................................    43,300      450,753
  *SunCoke Energy, Inc..................................    62,210      999,715
   Synalloy Corp........................................     5,144       70,833
 #*Texas Industries, Inc................................    33,762    1,456,155
   Tredegar Corp........................................    40,177      681,804
  *Universal Stainless & Alloy Products, Inc............     9,714      334,162
   Vulcan Materials Co..................................    58,246    2,677,569
   Wausau Paper Corp....................................    18,658      154,302
  #Westlake Chemical Corp...............................    84,076    6,394,821
   Worthington Industries, Inc..........................    47,320    1,023,058
 #*Zoltek Cos., Inc.....................................    44,090      302,016
                                                                   ------------
Total Materials.........................................            111,789,832
                                                                   ------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares................    47,409           --
 .*Petrocorp, Inc. Escrow Shares........................       900           54
 .*Price Communications Liquidation Trust...............    47,738           --
                                                                   ------------
Total Other.............................................                     54
                                                                   ------------
Telecommunication Services -- (6.4%)
   AT&T, Inc............................................ 4,065,906  140,639,689
   Atlantic Tele-Network, Inc...........................        84        3,481
  *Cbeyond, Inc.........................................     9,743       74,631
   CenturyLink, Inc.....................................   536,163   20,577,936
   Consolidated Communications Holdings, Inc............     1,781       27,498
  #Frontier Communications Corp.........................   696,949    3,289,599
  *General Communications, Inc. Class A.................    44,167      386,020
  *Iridium Communications, Inc..........................    14,157      104,620
 #*Leap Wireless International, Inc.....................     8,393       44,819

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
Telecommunication Services -- (Continued)
  #*MetroPCS Communications, Inc....................     227,572 $    2,323,510
  *Neutral Tandem, Inc..............................       5,043         23,299
  *ORBCOMM, Inc.....................................      43,899        153,646
  *Premiere Global Services, Inc....................       1,201         10,208
   Primus Telecommunications Group, Inc.............       1,537         22,486
   Shenandoah Telecommunications Co.................       2,126         33,421
  *Sprint Nextel Corp...............................   3,629,981     20,110,095
   Telephone & Data Systems, Inc....................     154,629      3,845,623
  *United States Cellular Corp......................      33,568      1,241,680
   USA Mobility, Inc................................      30,823        340,594
   Verizon Communications, Inc......................     623,041     27,812,550
                                                                 --------------
Total Telecommunication Services....................                221,065,405
                                                                 --------------
Utilities -- (0.3%)
  #*Calpine Corp....................................     147,764      2,600,646
  #Consolidated Water Co., Ltd......................       5,093         39,980
   Genie Energy, Ltd. Class B.......................       5,687         39,866
  *GenOn Energy, Inc................................     540,175      1,388,250
  #NRG Energy, Inc..................................     220,130      4,746,003
  #Ormat Technologies, Inc..........................      20,134        383,150
   SJW Corp.........................................       6,569        159,233
  *Synthesis Energy Systems, Inc....................       1,048          1,352
   UGI Corp.........................................       9,233        298,134
                                                                 --------------
Total Utilities.....................................                  9,656,614
                                                                 --------------
TOTAL COMMON STOCKS.................................              3,294,649,193
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc................................         107          7,526
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value
    Rights..........................................      29,890          6,576
 .*CVR Energy, Inc. Contingent Value Rights.........      44,674             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                      6,576
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................   8,034,380      8,034,380
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund..................  14,435,138    167,014,544
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $454,029
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $455,396) to be repurchased at
     $440,798....................................... $       441        440,794
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                167,455,338
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,736,014,230)............................             $3,470,153,013
                                                                 ==============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, and The Tax-Managed U.S. Marketwide Value Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2012, and for the year then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series' investment portfolios (the "Portfolios") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)Code of Ethics is filed herewith.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: January 3, 2013

By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: January 3, 2013